UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2011

Date of reporting period:	6/30/2011

Item 1 – Reports to Stockholders

ADVANCED SERIES℠ TRUST

Semiannual Report

June 30, 2011

Please note that inside is a Prospectus Supplement dated August 2, 2011. This document is separate from and not a part of the semiannual report.

Prudential

0158077-00004-00

This report is one of several that provides financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust (Trust) portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses and should be read carefully.

Annuities are issued by Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992, and Prudential Annuities Life Assurance Corporation, located at One Corporate Drive, Shelton, CT, 06484. Variable annuities are distributed by Prudential Annuities Distributors, Inc., also located in Shelton, CT. Prudential Annuities is a business unit of Prudential Financial.

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies, and each is solely responsible for its financial condition and contractual obligations.

A description of the Trust's proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call (888) 778-2888, and owners of variable life insurance contracts should call (800) 778-2255 to obtain descriptions of the Trust's proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the Commission) at **www.sec.gov.** Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Trust's website at www.prudentialannuities.com.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Trust's website at www.prudentialannuities.com or by calling the telephone numbers referenced above. For more information on the Commission's Public Reference Room, please visit the Commission's website or call (800) SEC-0330.

The Trust's Statement of Additional Information contains information about the Trust's Trustees and is available without charge upon request by calling (800) 752-6342.

Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2011

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	ASTAcademic Strategies Asset Allocation Portfolio	A1
	ASTAdvanced Strategies Portfolio	A68
	ASTAllianceBernstein Core Value Portfolio	A116
	ASTAmerican Century Income & Growth Portfolio	A120
	ASTBalanced Asset Allocation Portfolio	A126
	ASTBlackRock Value Portfolio	A130
	ASTCapital Growth Asset Allocation Portfolio	A135
	ASTCLS Growth Asset Allocation Portfolio	A139
	ASTCLS Moderate Asset Allocation Portfolio	A142
	ASTFederated Aggressive Growth Portfolio	A145
	ASTGoldman Sachs Concentrated Growth Portfolio	A152
	ASTGoldman Sachs Large-Cap Value Portfolio	A155
	ASTGoldman Sachs Mid-Cap Growth Portfolio	A159
	ASTGoldman Sachs Small-Cap Value Portfolio	A163
	ASTHorizon Growth Asset Allocation Portfolio	A169
	ASTHorizon Moderate Asset Allocation Portfolio	A172
	ASTInvestment Grade Bond Portfolio	A175
	ASTJennison Large-Cap Growth Portfolio	A189
	ASTJennison Large-Cap Value Portfolio	A193
	ASTLarge-Cap Value Portfolio	A197
	ASTMarsico Capital Growth Portfolio	A201
	ASTMFS Growth Portfolio	A204
	ASTMid-Cap Value Portfolio	A209
	ASTMoney Market Portfolio	A213
	ASTNeuberger Berman Mid-Cap Growth Portfolio	A218
	ASTNeuberger Berman/LSV Mid-Cap Value Portfolio	A222
	ASTPreservation Asset Allocation Portfolio	A228
	ASTQuantitative Modeling Portfolio	A232
	ASTSmall-Cap Growth Portfolio	A235
	ASTSmall-Cap Value Portfolio	A239
	ASTT. Rowe Price Large-Cap Growth Portfolio	A251

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2011

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stephen Pelletier

President,

Advanced Series Trust	July 29, 2011

PRESIDENT

STEPHEN PELLETIER

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2011

AST Academic Strategies Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST International Value Portfolio	7.0%
AST Parametric Emerging Markets Equity Portfolio	6.1%
AST International Growth Portfolio	6.0%
AST High Yield Portfolio	4.7%
AST Global Real Estate Portfolio	4.6%

AST Advanced Strategies
Five Largest Holdings	(% of Net Assets	)
iShares Barclays Aggregate Bond Fund	2.0%
iShares MSCI EAFE Index Fund	1.8%
SPDR S&P 500 ETF Trust	1.4%
Time Warner, Inc.	1.0%
iShares S&P MidCap 400 Index Fund	1.0%

AST AllianceBernstein Core Value
Five Largest Holdings	(% of Net Assets	)
Pfizer, Inc.	3.8%
AT&T, Inc.	3.6%
Johnson & Johnson	3.2%
JPMorgan Chase & Co.	3.1%
Citigroup, Inc.	3.0%

AST American Century Income & Growth
Five Largest Holdings	(% of Net Assets	)
Exxon Mobil Corp.	3.3%
Microsoft Corp.	2.5%
International Business Machines Corp.	2.5%
Chevron Corp.	2.4%
Johnson & Johnson	2.2%

AST Balanced Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST PIMCO Total Return Bond Portfolio	22.5%
AST Large-Cap Value Portfolio	8.8%
AST Western Asset Core Plus Bond Portfolio	8.6%
AST BlackRock Value Portfolio	5.8%
AST Marsico Capital Growth Portfolio	5.6%

AST BlackRock Value
Five Largest Holdings	(% of Net Assets	)
Pfizer, Inc.	3.1%
General Electric Co.	2.9%
Microsoft Corp.	2.1%
Amgen, Inc.	1.7%
Marathon Oil Corp.	1.6%

AST Capital Growth Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST PIMCO Total Return Bond Portfolio	13.9%
AST Large-Cap Value Portfolio	11.0%
AST BlackRock Value Portfolio	7.3%
AST Marsico Capital Growth Portfolio	7.0%
AST Goldman Sachs Concentrated Growth Portfolio	6.8%

AST CLS Growth Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST International Growth Portfolio	13.8%
AST Money Market Portfolio	10.6%
AST Large-Cap Value Portfolio	9.0%
AST PIMCO Total Return Bond Portfolio	6.9%
AST BlackRock Value Portfolio	6.0%

AST CLS Moderate Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST Money Market Portfolio	18.9%
AST PIMCO Total Return Bond Portfolio	14.5%
AST International Growth Portfolio	10.0%
AST Large-Cap Value Portfolio	6.2%
AST Western Asset Core Plus Bond Portfolio	5.6%

AST Federated Aggressive Growth
Five Largest Holdings	(% of Net Assets	)
Dynavax Technologies Corp.	2.5%
Warner Chilcott PLC (Class A Stock) (Ireland)	2.5%
Cubist Pharmaceuticals, Inc.	2.4%
CommVault Systems, Inc.	2.1%
Lululemon Athletica, Inc.	1.8%

AST Goldman Sachs Concentrated Growth
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	6.5%
QUALCOMM, Inc.	5.8%
Schlumberger Ltd. (Netherlands)	5.2%
American Tower Corp. (Class A Stock)	4.5%
Xilinx, Inc.	3.9%

AST Goldman Sachs Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
JPMorgan Chase & Co.	4.6%
General Electric Co.	3.9%
Merck & Co., Inc.	3.3%
Bank of America Corp.	3.0%
U.S. Bancorp	2.8%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2011

AST Goldman Sachs Mid-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Global Payments, Inc.	2.6%
Xilinx, Inc.	2.5%
Cameron International Corp.	2.3%
SBA Communications Corp. (Class A Stock)	2.3%
Kennametal, Inc.	2.2%

AST Goldman Sachs Small-Cap Value
Five Largest Holdings	(% of Net Assets	)
El Paso Electric Co.	2.1%
Southwest Gas Corp.	1.2%
PolyOne Corp.	1.1%
American Campus Communities, Inc.	1.1%
Rosetta Resources, Inc.	1.1%

AST Horizon Growth Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST Money Market Portfolio	13.9%
AST Large-Cap Value Portfolio	10.5%
AST PIMCO Total Return Bond Portfolio	10.4%
AST BlackRock Value Portfolio	7.0%
AST Marsico Capital Growth Portfolio	6.5%

AST Horizon Moderate Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST Money Market Portfolio	20.7%
AST PIMCO Total Return Bond Portfolio	18.9%
AST Western Asset Core Plus Bond Portfolio	7.2%
AST Large-Cap Value Portfolio	6.9%
AST BlackRock Value Portfolio	4.6%

AST Investment Grade Bond
Allocation	(% of Net Assets	)
Corporate Bonds	53.8%
Commercial Mortgage-Backed Securities	14.9%
Asset-Backed Securities	9.1%
U.S. Treasury Obligations	5.3%
Municipal Bonds	3.1%

AST Jennison Large-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Amazon.com, Inc.	4.3%
Apple, Inc.	4.2%
Schlumberger Ltd.	2.9%
Oracle Corp.	2.8%
International Business Machines Corp.	2.4%

AST Jennison Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
Liberty Global, Inc., Ser. C	2.9%
Comcast Corp. (Class A Stock)	2.8%
CA, Inc.	2.6%
Mylan, Inc.	2.4%
Viacom, Inc. (Class B Stock)	2.3%

AST Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
JPMorgan Chase & Co.	3.2%
Wells Fargo & Co.	3.1%
ConocoPhillips	3.1%
Johnson & Johnson	2.2%
Pfizer, Inc.	2.1%

AST Marsico Capital Growth
Five Largest Holdings	(% of Net Assets	)
Oracle Corp.	3.9%
Apple, Inc.	3.9%
Praxair, Inc.	3.9%
priceline.com, Inc.	3.8%
Dow Chemical Co. (The)	3.5%

AST MFS Growth
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	5.1%
Danaher Corp.	3.1%
EMC Corp.	2.9%
Oracle Corp.	2.9%
Google, Inc. (Class A Stock)	2.4%

AST Mid-Cap Value
Five Largest Holdings	(% of Net Assets	)
BorgWarner, Inc.	2.7%
Lincoln National Corp.	2.2%
Sonoco Products Co.	2.2%
Cummins, Inc.	2.1%
Duke Realty Corp.	2.1%

AST Neuberger Berman Mid-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Stericycle, Inc.	1.9%
CARBO Ceramics, Inc.	1.8%
Informatica Corp.	1.8%
Rovi Corp.	1.6%
Dollar Tree, Inc.	1.6%

AST Neuberger Berman/LSV Mid-Cap Value
Five Largest Holdings	(% of Net Assets	)
Aetna, Inc.	1.5%
Fifth Third Bancorp	1.3%
Coventry Health Care, Inc.	1.2%
CMS Energy Corp.	1.2%
Valero Energy Corp.	1.2%

AST Preservation Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST PIMCO Total Return Bond Portfolio	36.7%
AST Western Asset Core Plus Bond Portfolio	14.1%
AST Lord Abbett Core Fixed-Income Portfolio	5.6%
AST Large-Cap Value Portfolio	5.2%
AST BlackRock Value Portfolio	3.4%

AST Quantitative Modeling
Five Largest Holdings	(% of Net Assets	)
AST PIMCO Total Return Bond Portfolio	13.2%
AST Large-Cap Value Portfolio	10.5%
AST Investment Grade Bond Portfolio	9.8%
AST BlackRock Value Portfolio	6.9%
AST Marsico Capital Growth Portfolio	6.5%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2011

AST Small-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Genesco, Inc.	3.8%
Lufkin Industries, Inc.	3.7%
Vitamin Shoppe, Inc.	2.7%
Cash America International, Inc.	2.5%
WABCO Holdings, Inc.	2.3%

AST Small-Cap Value
Five Largest Holdings	(% of Net Assets	)
Portland General Electric Co.	0.9%
IBERIABANK Corp.	0.8%
Triumph Group, Inc.	0.8%
Mid-America Apartment Communities, Inc.	0.7%
Kaydon Corp.	0.7%

AST T. Rowe Price Large-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	6.5%
Amazon.com, Inc.	3.9%
Google, Inc. (Class A Stock)	3.8%
Danaher Corp.	3.4%
QUALCOMM, Inc.	3.3%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2011

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Academic Strategies Asset Allocation	Actual	$1,000.00	$1,036.90	1.36%	$6.87
	Hypothetical	$1,000.00	$1,018.05	1.36%	$6.80
AST Advanced Strategies	Actual	$1,000.00	$1,046.40	0.98%	$4.97
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91
AST AllianceBernstein Core Value	Actual	$1,000.00	$1,052.70	0.88%	$4.48
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
AST American Century Income & Growth	Actual	$1,000.00	$1,069.90	0.90%	$4.62
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
AST Balanced Asset Allocation	Actual	$1,000.00	$1,038.50	1.03%	$5.21
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16
AST BlackRock Value	Actual	$1,000.00	$1,073.40	0.95%	$4.88
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76
AST Capital Growth Asset Allocation	Actual	$1,000.00	$1,042.10	1.06%	$5.37
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31
AST CLS Growth Asset Allocation	Actual	$1,000.00	$1,038.40	1.03%	$5.21
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16
AST CLS Moderate Asset Allocation	Actual	$1,000.00	$1,033.00	0.94%	$4.74
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71
AST Federated Aggressive Growth	Actual	$1,000.00	$1,046.60	1.10%	$5.58
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51
AST Goldman Sachs Concentrated Growth	Actual	$1,000.00	$1,039.50	1.00%	$5.06
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST Goldman Sachs Large-Cap Value	Actual	$1,000.00	$1,057.00	0.87%	$4.44
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2011

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Goldman Sachs Mid-Cap Growth	Actual	$1,000.00	$1,043.80	1.12%	$5.68
	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61
AST Goldman Sachs Small-Cap Value	Actual	$1,000.00	$1,065.90	1.19%	$6.10
	Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96
AST Horizon Growth Asset Allocation	Actual	$1,000.00	$1,032.40	1.05%	$5.29
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
AST Horizon Moderate Asset Allocation	Actual	$1,000.00	$1,028.90	0.98%	$4.93
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91
AST Investment Grade Bond	Actual	$1,000.00	$1,039.90	0.79%	$4.00
	Hypothetical	$1,000.00	$1,020.88	0.79%	$3.96
AST Jennison Large-Cap Growth	Actual	$1,000.00	$1,077.70	1.00%	$5.15
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST Jennison Large-Cap Value	Actual	$1,000.00	$1,055.70	0.85%	$4.33
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
AST Large-Cap Value	Actual	$1,000.00	$1,027.40	0.85%	$4.27
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
AST Marsico Capital Growth	Actual	$1,000.00	$1,062.40	0.93%	$4.76
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST MFS Growth	Actual	$1,000.00	$1,045.10	1.01%	$5.12
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
AST Mid-Cap Value	Actual	$1,000.00	$1,068.40	1.09%	$5.59
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46
AST Money Market	Actual	$1,000.00	$1,000.10	0.21%	$1.04
	Hypothetical	$1,000.00	$1,023.75	0.21%	$1.05
AST Neuberger Berman Mid-Cap Growth	Actual	$1,000.00	$1,094.60	1.02%	$5.30
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11
AST Neuberger Berman/ LSV Mid-Cap Value	Actual	$1,000.00	$1,073.10	1.03%	$5.29
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16
AST Preservation Asset Allocation	Actual	$1,000.00	$1,034.00	0.97%	$4.89
	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86
AST Quantitative Modeling**	Actual	$1,000.00	$979.00	1.27%	$2.07
	Hypothetical	$1,000.00	$1,018.50	1.27%	$6.36
AST Small-Cap Growth	Actual	$1,000.00	$1,128.00	1.03%	$5.43
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16
AST Small-Cap Value	Actual	$1,000.00	$1,049.90	1.02%	$5.18
	Hypothetical	$1,000.00	$1,019.59	1.02%	$5.11
AST T. Rowe Price Large-Cap Growth	Actual	$1,000.00	$1,046.80	0.98%	$4.97
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

*	Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2011, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

**	AST Quantitative Modeling Portfolio's "Actual" expenses are calculated using the 60 day period ended June 30, 2011 due to its commencement of operations on May 2, 2011.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 85.9%
	Shares	Value (Note 2)

AFFILIATED MUTUAL FUNDS — 58.5%
AST BlackRock Value Portfolio	11,765,643	$108,008,603
AST Cohen & Steers Realty Portfolio	50,959,992	342,451,145
AST Federated Aggressive Growth Portfolio	352,893	3,408,944
AST Global Real Estate Portfolio	40,976,479	344,202,425
AST Goldman Sachs Concentrated Growth Portfolio	3,305,032	93,862,916
AST Goldman Sachs Large-Cap Value Portfolio	2,178,185	36,332,128
AST Goldman Sachs Mid-Cap Growth Portfolio	17,267,283	93,070,656
AST Goldman Sachs Small-Cap Value Portfolio	3,488,580	38,653,469
AST High Yield Portfolio	48,295,111	352,071,362
AST International Growth Portfolio	39,099,221	451,596,005
AST International Value Portfolio	32,285,818	528,841,706
AST Jennison Large-Cap Growth Portfolio	5,883,836	76,725,218
AST Jennison Large-Cap Value Portfolio	4,257,028	53,425,702
AST Large-Cap Value Portfolio	12,027,516	162,491,744
AST Lord Abbett Core Fixed-Income Portfolio	4,487,885	48,603,790
AST Marsico Capital Growth Portfolio	4,694,763	96,195,699
AST MFS Growth Portfolio	5,592,589	56,093,670
AST Mid-Cap Value Portfolio	8,871,489	112,401,769
AST Money Market Portfolio	125,888	125,888
AST Neuberger Berman Mid-Cap Growth Portfolio*	4,105,341	95,982,862
AST Parametric Emerging Markets Equity Portfolio	46,932,554	461,347,007
AST PIMCO Limited Maturity Bond Portfolio	66,306	692,901
AST PIMCO Total Return Bond Portfolio	26,657,661	316,426,435
AST QMA US Equity Alpha Portfolio	17,032,666	206,776,561
AST Small-Cap Growth Portfolio*	196,974	4,532,377
AST Small-Cap Value Portfolio	8,030,202	113,787,963
AST T. Rowe Price Large-Cap Growth Portfolio	4,342,752	56,282,068
AST T. Rowe Price Natural Resources Portfolio	1,222,215	28,025,383
AST Western Asset Core Plus Bond Portfolio	11,687,181	121,079,192
Prudential Jennison Market Neutral Fund (Class Z Shares)*	280,843	2,766,299

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,724,512,431)(w)		4,406,261,887

COMMON STOCKS — 7.8%
Advertising
China Century Dragon Media, Inc.*(g)	15,222	4,567

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Aerospace & Defense — 0.1%
Alliant Techsystems, Inc.	2,500	$178,325
BE Aerospace, Inc.*	1,800	73,458
Boeing Co. (The)	43,399	3,208,488
Cubic Corp.	6,300	321,237
Curtiss-Wright Corp.	800	25,896
General Dynamics Corp.	4,300	320,436
HEICO Corp. (Class A Stock)	24,161	960,642
ITT Corp.	5,000	294,650
Kratos Defense & Security Solutions, Inc.*	6,807	82,773
LMI Aerospace, Inc.*	1,100	26,873

		5,492,778

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(a)	54,097	4,265,007
FedEx Corp.	2,400	227,640
United Parcel Service, Inc. (Class B Stock)	84,777	6,182,787

		10,675,434

Airlines
Alaska Air Group, Inc.*	3,200	219,072
AMR Corp.*	86	464
Delta Air Lines, Inc.*	30,500	279,685

		499,221

Auto Components
Exide Technologies*	5,200	39,728
Federal-Mogul Corp.*	21,400	488,562
Goodyear Tire & Rubber Co. (The)	1,800	100,116
TRW Automotive Holdings Corp.*	10,100	596,203

		1,224,609

Automobile Manufacturers
Kandi Technologies Corp.*	41,046	73,472

Automobiles
Thor Industries, Inc.	2,200	63,448

Automotive Parts
Douglas Dynamics, Inc.	868	13,706

Beverages
Coca-Cola Enterprises, Inc.	4,800	140,064
Constellation Brands, Inc. (Class A Stock)*	23,700	493,434
Dr. Pepper Snapple Group, Inc.	3,200	134,176
Hansen Natural Corp.*	200	16,190
National Beverage Corp.	1,500	21,975

		805,839

Biotechnology
Aegerion Pharmaceuticals, Inc.*	10,000	157,500
Amgen, Inc.*	1,800	105,030
Biogen Idec, Inc.*	5,000	534,600
Celgene Corp.*	5,000	301,600
Emergent Biosolutions, Inc.*	24,800	559,240
GTx, Inc.*	25,000	119,750
Myriad Genetics, Inc.*	23,300	529,143
Nabi Biopharmaceuticals*	10,700	57,566

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Biotechnology (cont’d.)
Neurocrine Biosciences, Inc.*	46,200	$371,910
Opexa Therapeutics, Inc.*	11,717	18,630
Rosetta Genomics Ltd. (Israel)*	109,099	31,639
RXi Pharmaceuticals Corp.*	20,848	20,431
Sciclone Pharmaceuticals, Inc.*	10,600	64,024
United Therapeutics Corp.*	5,300	292,030

		3,163,093

Building Products
Armstrong World Industries, Inc.	14,200	646,952
China Gengsheng Minerals, Inc.*	51,993	97,227
Gibraltar Industries, Inc.*	13,500	152,820
Owens Corning*	9,600	358,560

		1,255,559

Capital Markets — 0.1%
American Capital Ltd.*	9,300	92,349
Ameriprise Financial, Inc.	2,300	132,664
BlackRock, Inc.	2,900	556,249
Cowen Group, Inc. (Class A Stock)*	93,625	352,030
E*Trade Financial Corp.*	36,100	498,180
Goldman Sachs Group, Inc. (The)	2,000	266,180
Lazard Ltd. (Class A Stock) (Bermuda)	3,400	126,140
MCG Capital Corp.	14,900	90,592
Morgan Stanley	14,900	342,849
Piper Jaffray Cos.*	5,500	158,455
Raymond James Financial, Inc.	18,600	597,990
SEI Investments Co.	4,700	105,797
SWS Group, Inc.	27,495	164,695

		3,484,170

Chemicals — 0.1%
Ashland, Inc.	2,300	148,626
Cabot Corp.	7,200	287,064
Celanese Corp. (Class A Stock)	9,500	506,445
CF Industries Holdings, Inc.	4,300	609,181
Chemspec International Ltd., ADR (Cayman Islands)*	9,270	66,744
Clean Diesel Technologies, Inc.*	2,180	10,355
Eastman Chemical Co.	4,700	479,729
Fuller (H.B.) Co.	9,100	222,222
Kraton Performance Polymers, Inc.*	11,900	466,123
LSB Industries, Inc.*	8,400	360,528
Lubrizol Corp. (The)	17,864	2,398,599
Mosaic Co. (The)	5,700	386,061
Nalco Holding Co.	3,800	105,678
Quaker Chemical Corp.	450	19,355
Rockwood Holdings, Inc.*	11,100	613,719
TPC Group, Inc.*	10,400	407,888
Westlake Chemical Corp.	3,300	171,270

		7,259,587

Commercial Banks — 0.2%
BancFirst Corp.	700	27,020
Banco Latinoamericano de Comercio Exterior SA (Panama)	2,300	39,836
Bancorp Rhode Island, Inc.	13,212	598,768

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Commercial Banks (cont’d.)
Bancorp, Inc. (The)*	5,300	$55,385
BOK Financial Corp.	3,400	186,218
Center Financial Corp.*	112,257	712,832
Chemical Financial Corp.	1,400	26,264
Citizens & Northern Corp.	1,000	15,070
Community Bank System, Inc.	4,203	104,192
Community Capital Corp.*	28,305	90,576
Community Trust Bancorp, Inc.	1,200	33,264
Eagle Bancorp, Inc.*	5,200	69,160
East West Bancorp, Inc.	21,000	424,410
Enterprise Financial Services Corp.	2,300	31,119
Fifth Third Bancorp	38,400	489,600
Financial Institutions, Inc.	4,400	72,248
First Bancorp	2,600	26,624
First Citizens BancShares, Inc. (Class A Stock)	900	168,498
First Commonwealth Financial Corp.	31,600	181,384
First Community Bancshares, Inc.	800	11,200
First Interstate Bancsystem, Inc.	9,100	134,134
FNB Corp.	15,750	163,012
Fulton Financial Corp.	23,000	246,330
Hancock Holding Co.	27,371	847,954
Herald National Bank*	10,706	42,182
Huntington Bancshares, Inc.	95,700	627,792
M&T Bank Corp.	7,759	682,404
Marshall & Ilsley Corp.	330,868	2,637,018
NBT Bancorp, Inc.	1,700	37,621
Old National Bancorp	1,400	15,120
PNC Financial Services Group, Inc.	8,800	524,568
Popular, Inc. (Puerto Rico)*	20,400	56,304
Republic Bancorp, Inc. (Class A Stock)	4,600	91,540
State Bancorp, Inc.	21,078	281,181
Sterling Bancshares, Inc.	250,766	2,046,251
Sun Bancorp, Inc.*	835	3,048
Tower Bancorp, Inc.	55,681	1,525,659
Trustco Bank Corp.	25,000	122,500
U.S. Bancorp	1,800	45,918
Union First Market Bankshares Corp.	2,900	35,322
Univest Corp. of Pennsylvania	1,800	28,134
Washington Trust Bancorp, Inc.	900	20,673
Webster Financial Corp.	1,700	35,734
Wells Fargo & Co.	14,700	412,482
WesBanco, Inc.	1,600	31,456
Wintrust Financial Corp.	2,400	126,063

		14,184,068

Commercial Services & Supplies — 0.2%
APAC Customer Services, Inc.*	3,000	15,990
AVEO Pharmaceuticals, Inc.*	2,642	54,452
Avery Dennison Corp.	6,100	235,643
Consolidated Graphics, Inc.*	3,800	208,810
Corrections Corp. of America*	27,900	604,035
Courier Corp.	1,800	19,890
Dollar Thrifty Automotive Group, Inc.*	15,945	1,175,784
GEO Group, Inc. (The)*	173,140	3,987,414

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Commercial Services & Supplies (cont’d.)
M&F Worldwide Corp.*	6,300	$162,792
Nobel Learning Communities, Inc.*	32,324	373,342
Progressive Waste Solutions Ltd., UTS (Canada)	182,418	4,542,208
RR Donnelley & Sons Co.	14,300	280,423
Standard Parking Corp.*	1,000	15,970
Steelcase, Inc. (Class A Stock)	4,600	52,394
Sykes Enterprises, Inc.*	15,400	331,562
TravelCenters of America LLC*	215	1,172
United Stationers, Inc.	8,000	283,440
Viad Corp.	2,000	44,580

		12,389,901

Communications Equipment
Anaren, Inc.*	1,000	21,250
Black Box Corp.	6,600	206,382
DG FastChannel, Inc.*	2,500	80,125
EchoStar Corp. (Class A Stock)*	7,000	255,010
F5 Networks, Inc.*	4,000	441,000
Harris Corp.	5,100	229,806
Loral Space & Communications, Inc.*	1,000	69,470
Motorola Solutions, Inc.*	10,318	475,041
Oplink Communications, Inc.*	6,000	111,780
Plantronics, Inc.	4,200	153,426
Riverbed Technology, Inc.*	15,200	601,768
Seachange International, Inc.*	7,600	81,928
Spherix, Inc.*	3,833	8,816

		2,735,802

Computer Services & Software — 0.1%
Fundtech Ltd. (Israel)	16,392	327,184
Integral Systems, Inc.*	24,004	292,129
Ness Technologies, Inc.*	140,606	1,064,387
SMART Modular Technologies (WWH), Inc. (Cayman Islands)*	126,508	1,158,813
SRA International, Inc. (Class A Stock)*	46,507	1,437,997

		4,280,510

Computers & Peripherals
Electronics for Imaging, Inc.*	13,900	239,358
Hewlett-Packard Co.	1,700	61,880
Lexmark International, Inc. (Class A Stock)*	3,100	90,706
QLogic Corp.*	2,900	46,168
SanDisk Corp.*	600	24,900
Telvent GIT SA (Spain)*	2,898	115,340
Uni-Pixel, Inc.*	4,167	29,169
Unisys Corp.	7,600	596,676
Western Digital Corp.*	4,700	170,986

		1,375,183

Construction & Engineering — 0.2%
Chicago Bridge & Iron Co. NV (Netherlands)	138,401	5,383,799
Ferrovial SA (Spain)	328,389	4,150,698
Great Lakes Dredge & Dock Corp.	54,900	306,342
KBR, Inc.	1,800	67,842

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Construction & Engineering (cont’d.)
Mistras Group, Inc.*	450	$7,290
Primoris Services Corp.	3,700	47,730
URS Corp.*	6,600	295,284
Vinci SA (France)	97,690	6,257,385

		16,516,370

Construction Materials
Headwaters, Inc.*	17,100	53,523

Consumer Finance
Capital One Financial Corp.	900	46,503
Discover Financial Services	1,100	29,425
Nelnet, Inc. (Class A Stock)	13,600	300,016
SLM Corp.	32,500	546,325

		922,269

Containers & Packaging
CryoPort, Inc.*(g)	99,574	118,493
Graham Packaging Co., Inc.*	34,269	864,264
Rock-Tenn Co. (Class A Stock)	8,963	594,606
Sealed Air Corp.	10,900	259,311
Temple-Inland, Inc.	37,848	1,125,599

		2,962,273

Distributors
Core-Mark Holding Co., Inc.*	1,100	39,270
Genuine Parts Co.	9,400	511,360
LKQ Corp.*	9,700	253,073

		803,703

Diversified Consumer Services
Career Education Corp.*	6,700	141,705
ITT Educational Services, Inc.*	2,300	179,952
Weight Watchers International, Inc.	1,500	113,205

		434,862

Diversified Financial Services — 0.1%
Bank of America Corp.	7,700	84,392
Boston Private Financial Holdings, Inc.*	10,019	21,040
CME Group, Inc.	300	87,477
Compass Diversified Holdings	8,000	131,920
Interactive Brokers Group, Inc. (Class A Stock)	5,400	84,510
JPMorgan Chase & Co.	8,400	343,896
NASDAQ OMX Group, Inc. (The)*	25,000	632,500
NYSE Euronext, Inc.	72,346	2,479,297
optionsXpress Holdings, Inc.	218,482	3,644,280
TMX Group, Inc. (Canada)	12,377	562,095

		8,071,407

Diversified Telecommunication Services — 0.1%
Alaska Communications Systems Group, Inc.	124,301	1,102,550
AT&T, Inc.	3,200	100,512
Chunghwa Telecom Co. Ltd., ADR (Taiwan)(a)	95,090	3,285,360

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Diversified Telecommunication Services (cont’d.)
City Telecom HK Ltd., ADR (Hong Kong)	146,983	$1,718,231
Windstream Corp.	17,000	220,320

		6,426,973

Electric Utilities — 0.4%
Central Vermont Public Service Corp.	11,379	411,351
Cia Energetica de Minas Gerais, ADR (Brazil)	250,811	5,176,739
DPL, Inc.	22,875	689,910
El Paso Electric Co.	15,400	497,420
Enel SpA (Italy)	692,478	4,522,928
Entergy Corp.	4,500	307,260
Great Plains Energy, Inc.	139,281	2,887,295
MGE Energy, Inc.	1,100	44,583
Northeast Utilities	2,700	94,959
NV Energy, Inc.	23,500	360,725
Pinnacle West Capital Corp.	6,400	285,312
Portland General Electric Co.	6,200	156,736
PPL Corp.	153,651	4,276,108
Progress Energy, Inc.	55,432	2,661,290
Scottish & Southern Energy PLC (United Kingdom)	165,347	3,696,669
UniSource Energy Corp.	7,000	261,310

		26,330,595

Electrical Equipment
Advanced Battery Technologies, Inc.*	75,071	74,320
AMETEK, Inc.	9,600	431,040
Babcock & Wilcox Co. (The)*	11,157	309,160
Cooper Industries PLC (Ireland)	3,700	220,779
Emerson Electric Co.	2,100	118,125
Encore Wire Corp.	4,800	116,256
EnerSys*	12,700	437,134
Franklin Electric Co., Inc.	2,800	131,460
Fushi Copperweld, Inc.*	29,890	171,270
Hubbell, Inc. (Class B Stock)	1,800	116,910
Polypore International, Inc.*	2,600	176,384
Regal-Beloit Corp.	3,300	220,341
Roper Industries, Inc.	900	74,970
Thomas & Betts Corp.*	4,700	253,095
Vicor Corp.	2,900	46,893

		2,898,137

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.*	4,200	174,300
Avnet, Inc.*	9,500	302,860
AVX Corp.	4,700	71,628
Brightpoint, Inc.*	19,100	154,901
China Security & Surveillance Technology, Inc.*	16,142	85,553
DDi Corp.	1,900	18,126
Identive Group, Inc.*	22,000	51,040
Ingram Micro, Inc. (Class A Stock)*	16,200	293,868
Insight Enterprises, Inc.*	12,500	221,375
IPG Photonics Corp.*	1,100	79,981
Itron, Inc.*	3,300	158,928

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Electronic Equipment, Instruments & Components (cont’d.)
Jabil Circuit, Inc.	25,400	$513,080
L-1 Identity Solutions, Inc.*	65,126	765,230
Molex, Inc. (Class A Stock)	114,636	2,462,381
On Track Innovations Ltd. (Israel)*	35,528	78,162
Orbotech Ltd. (Israel)*	10,000	127,500
Vishay Intertechnology, Inc.*	16,100	242,144

		5,801,057

Energy – Alternate Sources
China Integrated Energy, Inc.*	18,827	15,062
Mission Newenergy Ltd. (Australia)*	2,482	16,654
Plug Power, Inc.*	49,027	108,840
Syntroleum Corp.*	34,741	51,069

		191,625

Energy Equipment & Services — 0.1%
Atwood Oceanics, Inc.*	5,900	260,367
C&J Energy Services, Inc., 144A*	3,301	51,165
Complete Production Services, Inc.*	7,200	240,192
Diamond Offshore Drilling, Inc.	9,100	640,731
Helix Energy Solutions Group, Inc.*	26,800	443,808
Helmerich & Payne, Inc.	8,300	548,796
Matrix Service Co.*	2,900	38,802
McDermott International, Inc. (Panama)*	50,575	1,001,891
Oceaneering International, Inc.	15,600	631,800
Oil States International, Inc.*	3,200	255,712
OYO Geospace Corp.*	2,400	240,000
RPC, Inc.	26,550	651,537
SEACOR Holdings, Inc.	6,300	629,748
Unit Corp.*	5,200	316,836

		5,951,385

Entertainment & Leisure
Warner Music Group Corp.*	85,563	703,328

Farming & Agriculture
Universal Corp.	325	317,200

Food & Staples Retailing
Spartan Stores, Inc.	2,100	41,013
Susser Holdings Corp.*	9,400	147,768
Village Super Market, Inc. (Class A Stock)	700	19,397
Wal-Mart Stores, Inc.	1,600	85,024
Whole Foods Market, Inc.	1,600	101,520

		394,722

Food Products
Bunge Ltd. (Bermuda)	2,900	199,955
Corn Products International, Inc.	8,200	453,296
Fresh Del Monte Produce, Inc. (Cayman Islands)	8,300	221,361
Hormel Foods Corp.	3,200	95,392
J.M. Smucker Co. (The)	2,400	183,456
Smart Balance, Inc.*	45,900	237,762
Smithfield Foods, Inc.*	11,400	249,318
Tyson Foods, Inc. (Class A Stock)	25,000	485,500

		2,126,040

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Gas Utilities — 0.1%
Atmos Energy Corp.	5,200	$172,900
Chesapeake Utilities Corp.	1,400	56,042
Enagas SA (Spain)	104,905	2,542,073
ONEOK, Inc.(a)	89,882	6,652,167
Questar Corp.	43,295	766,754
UGI Corp.	18,700	596,343

		10,786,279

Healthcare Equipment & Supplies — 0.1%
Accuray, Inc.*	26,981	216,118
Arthrocare Corp.*	800	26,776
Atrion Corp.	300	59,340
Becton, Dickinson and Co.	2,800	241,276
Cantel Medical Corp.	1,900	51,129
CareFusion Corp.*	14,300	388,531
Cooper Cos., Inc. (The)	2,400	190,176
Covidien PLC (Ireland)	5,200	276,796
Hill-Rom Holdings, Inc.	6,400	294,656
Hologic, Inc.*	7,800	157,326
IDEXX Laboratories, Inc.*	4,800	372,288
Immucor, Inc.*	10,100	206,242
InspireMD, Inc.*(g)	11,776	27,046
Intuitive Surgical, Inc.*	500	186,055
Invacare Corp.	7,500	248,925
Kips Bay Medical, Inc.*	9,826	31,738
Merit Medical Systems, Inc.*	7,350	132,080
Sirona Dental Systems, Inc.*	5,600	297,360
Teleflex, Inc.	1,200	73,272
Young Innovations, Inc.	1,200	34,224

		3,511,354

Healthcare Providers & Services — 0.1%
Aetna, Inc.	5,100	224,859
American Dental Partners, Inc.*	9,300	120,528
China Cord Blood Corp. (Cayman Islands)*	2,661	8,648
CIGNA Corp.	2,900	149,147
Continucare Corp.*	190,082	1,174,707
Coventry Health Care, Inc.*	16,700	609,049
Health Net, Inc.*	10,900	350,108
Humana, Inc.	4,500	362,430
Kindred Healthcare, Inc.*	29,443	632,141
Medco Health Solutions, Inc.*	6,100	344,772
Orchid Cellmark, Inc.*	146,036	403,060
Providence Service Corp. (The)*	5,300	67,045
Team Health Holdings, Inc.*	6,800	153,068
UnitedHealth Group, Inc.	7,500	386,850
WellPoint, Inc.	3,000	236,310

		5,222,722

Healthcare Technology
Computer Programs & Systems, Inc.	9,900	628,452
Medidata Solutions, Inc.*	4,700	112,189
SXC Health Solutions Corp. (Canada)*	10,900	642,228
Transcend Services, Inc.*	8,500	249,815

		1,632,684

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Holding Companies – Diversified — 0.2%
Australia Acquisition Corp. (Cayman Islands)*	70,000	$679,000
Azteca Acquisition Corp., UTS*	100,000	1,000,000
Cazador Acquisition Corp. Ltd. (Cayman Islands)*	28,804	277,959
China Growth Equity Investment Ltd., UTS (Cayman Islands)*	55,000	550,000
China VantagePoint Acquisition Co., UTS (Cayman Islands)*	19,454	115,751
Empeiria Acquisition Corp.*	85,000	848,300
FlatWorld Acquisition Corp. (British Virgin Islands)*	24,225	236,678
Global Cornerstone Holdings Ltd.*(g)	80,000	798,800
Global Eagle Acquisition Corp., UTS*	175,000	1,785,875
Hicks Acquisition Co. II, Inc.*(g)	75,000	723,000
Italy1 Investment SA (Luxembourg)*	60,858	873,712
JWC Acquisition Corp.*	118,125	1,138,725
L&L Acquisition Corp.*	35,000	350,000
Lone Oak Acquisition Corp. (Hong Kong)*(g)	28,070	217,543
Prime Acquisition Corp. (Cayman Islands)*	51,855	489,511
RLJ Acquisition, Inc.*	96,063	919,803
SCG Financial Acquisition Corp., UTS*	79,900	806,990
Trio Merger Corp.*	57,000	575,700
Universal Business Payment Solutions Acquisition Corp., UTS*(g)	119,880	779,220

		13,166,567

Hotels, Restaurants & Leisure — 0.1%
Ameristar Casinos, Inc.	12,700	301,117
Biglari Holdings, Inc.*	800	312,840
California Pizza Kitchen, Inc.*	111,790	2,064,761
Carnival Corp. (Panama)	4,900	184,387
Chipotle Mexican Grill, Inc.*	2,600	801,294
Darden Restaurants, Inc.	3,700	184,112
Denny’s Corp.*	10,500	40,740
McCormick & Schmick’s Seafood Restaurants, Inc.*	26,844	230,590
McDonald’s Corp.	1,700	143,344
Panera Bread Co. (Class A Stock)*	5,000	628,300
Papa John’s International, Inc.*	7,300	242,798
Red Lion Hotels Corp.*	3,900	30,810
Wyndham Worldwide Corp.	3,000	100,950

		5,266,043

Household Durables — 0.1%
Blyth, Inc.	4,200	211,470
Harman International Industries, Inc.	9,800	446,586
Helen of Troy Ltd. (Bermuda)*	6,700	231,351
iRobot Corp.*	20,400	719,916
Jarden Corp.	10,500	362,355
Kid Brands, Inc.*	7,600	39,216
Leggett & Platt, Inc.	16,000	390,080
Lifetime Brands, Inc.	3,700	43,438
Tempur-Pedic International, Inc.*	12,000	813,840

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Household Durables (cont’d.)
Tupperware Brands Corp.	10,000	$674,500
Whirlpool Corp.	4,500	365,940

		4,298,692

Independent Power Producers & Energy Traders — 0.4%
AES Corp. (The)*	319,800	4,074,252
AES Tiete SA (Brazil)	249,799	3,724,617
Calpine Corp.*	280,410	4,523,013
China Hydroelectric Corp., ADR (Cayman Islands)*(a)	232,755	949,640
Constellation Energy Group, Inc.	70,114	2,661,528
Empresa Nacional de Electricidad SA, ADR (Chile)(a)	56,900	3,249,559
GenOn Energy, Inc.*(a)	620,486	2,395,076
International Power PLC (United Kingdom)	1,202,105	6,206,641
Tractebel Energia SA (Brazil)	319,318	5,567,323

		33,351,649

Industrial Conglomerates — 0.1%
3M Co.	3,100	294,035
General Electric Co.	11,000	207,460
Siemens AG (Germany)	62,274	8,552,086

		9,053,581

Insurance — 0.1%
Aflac, Inc.	5,700	266,076
Allied World Assurance Co.
Holdings Ltd. (Switzerland)	1,700	97,886
American Financial Group, Inc.	8,900	317,641
American National Insurance Co.	700	54,250
Assurant, Inc.	8,700	315,549
CNA Financial Corp.	8,700	252,735
CNinsure, Inc., ADR (Cayman Islands)*	14,318	210,904
Delphi Financial Group, Inc. (Class A Stock)	3,000	87,630
Erie Indemnity Co. (Class A Stock)	3,100	219,232
FBL Financial Group, Inc. (Class A Stock)	9,400	302,210
First American Financial Corp.	3,163	49,501
FPIC Insurance Group, Inc.*	1,024	42,681
Genworth Financial, Inc. (Class A Stock)*	61,700	634,276
Hallmark Financial Services, Inc.*	2,500	19,675
Kansas City Life Insurance Co.	1,300	40,495
Maiden Holdings Ltd. (Bermuda)	23,000	209,300
OneBeacon Insurance Group Ltd. (Class A Stock) (Bermuda)	7,500	100,425
Presidential Life Corp.	4,300	44,892
Primerica, Inc.	8,900	195,533
Principal Financial Group, Inc.	4,300	130,806
Protective Life Corp.	3,500	80,955
Reinsurance Group of America, Inc.	700	42,602
Symetra Financial Corp.	21,800	292,774
Transatlantic Holdings, Inc.	2,931	143,648
Unitrin, Inc.	12,000	356,040
Unum Group	8,600	219,128

		4,726,844

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Internet & Catalog Retail
NutriSystem, Inc.	22,800	$320,568

Internet Software & Services — 0.1%
Akamai Technologies, Inc.*	9,000	283,230
Ancestry.com, Inc.*	9,000	372,510
CoreLogic, Inc.*	2,128	35,559
IAC/InterActiveCorp*	21,900	835,923
Infospace, Inc.*	4,400	40,128
j2 Global Communications, Inc.*	4,900	138,327
Liquidity Services, Inc.*	12,900	304,569
LoopNet, Inc.*	113,010	2,077,124
Mediamind Technologies, Inc.*	45,106	989,625
NIC, Inc.	6,800	91,528
Perficient, Inc.*	2,800	28,728
SPS Commerce, Inc.*	2,620	46,610
VistaPrint NV (Netherlands)*	11,100	531,135

		5,774,996

Investment Companies
European CleanTech SE (Class A Stock) (Luxembourg)*	57,500	817,164
Golub Capital BDC, Inc.	5,500	82,115
Prospect Capital Corp.	14,000	141,540
Solar Senior Capital Ltd.	2,593	46,544

		1,087,363

IT Services
Amdocs Ltd. (Guernsey)*	11,400	346,446
Computer Sciences Corp.	6,400	242,944
DST Systems, Inc.	7,200	380,160
Fiserv, Inc.*	5,200	325,676
MasterCard, Inc. (Class A Stock)	2,000	602,680
NCI, Inc. (Class A Stock)*	2,400	54,528
Visa, Inc. (Class A Stock)	7,300	615,098

		2,567,532

Leisure Equipment & Products
Mattel, Inc.	13,300	365,617
Polaris Industries, Inc.	3,700	411,329
Steinway Musical Instruments, Inc.*	1,800	46,242
Sturm Ruger & Co., Inc.	11,400	250,230

		1,073,418

Life Sciences Tools & Services
Bruker Corp.*	12,900	262,644
Cambrex Corp.*	1,300	6,006
Kendle International, Inc.*	20,049	302,339
Life Technologies Corp.*	9,000	468,630
Mettler-Toledo International, Inc.*	2,100	354,207
PerkinElmer, Inc.	17,100	460,161
Thermo Fisher Scientific, Inc.*	6,700	431,413
Waters Corp.*	1,900	181,906

		2,467,306

Machinery — 0.2%
Bucyrus International, Inc.	24,775	2,270,877
CSR Corp. Ltd. (Class H Stock) (China)	2,863,320	2,696,119

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Machinery (cont’d.)
Dover Corp.	4,700	$318,660
Eaton Corp.	4,200	216,090
Gardner Denver, Inc.	7,200	605,160
Ingersoll-Rand PLC (Ireland)	68,992	3,132,927
Joy Global, Inc.	700	66,668
Kadant, Inc.*	5,900	185,909
Kennametal, Inc.	13,500	569,835
Lincoln Electric Holdings, Inc.	14,600	523,410
Meritor, Inc.*	1,900	30,476
NACCO Industries, Inc. (Class A Stock)	2,300	222,686
Nordson Corp.	2,000	109,700
Parker Hannifin Corp.	3,500	314,090
Sauer-Danfoss, Inc.*	2,200	110,858
Sun Hydraulics Corp.	6,100	291,580
Timken Co.	9,700	488,880
Toro Co. (The)	5,700	344,850
Trimas Corp.*	19,900	492,525
Twin Disc, Inc.	2,500	96,575
WABCO Holdings, Inc.*	3,400	234,804
Weg SA (Brazil)	266,653	3,061,815

		16,384,494

Machinery & Equipment
Demag Cranes AG (Germany)	6,383	415,703

Manufacturing
Barnes Group, Inc.	44	1,092
Cereplast, Inc.*	26,556	115,698
China Fire & Security Group, Inc.*	10,809	84,634

		201,424

Marine
Alexander & Baldwin, Inc.	8,200	394,912
Kirby Corp.*	8,500	481,695

		876,607

Media — 0.2%
AMC Networks, Inc. (Class A Stock)*	2,058	89,523
Cinemark Holdings, Inc.	20,800	430,768
Citadel Broadcasting Corp.*	25,714	857,562
Comcast Corp. (Class A Stock)	18,100	458,654
Comcast Corp. (Special Class A Stock)	161,833	3,921,213
DIRECTV (Class A Stock)*	600	30,492
Discovery Communications, Inc. (Class C Stock)*	49,972	1,826,477
Emmis Communications Corp. (Class A Stock)*	82,500	90,750
Global Sources Ltd. (Bermuda)*	12,400	113,956
Journal Communications, Inc. (Class A Stock)*	9,200	47,564
Liberty Global, Inc. (Class C Stock)*	116,653	4,981,083
Liberty Media Corp. – Capital (Class A Stock)*	7,400	634,550
Liberty Media Corp. – Starz (Class A Stock)*	8,500	639,540
Madison Square Garden Co. (The) (Class A Stock)*	2,000	55,060

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Media (cont’d.)
News Corp. (Class A Stock)	11,700	$207,090
PRIMEDIA, Inc.	27,936	196,949
Scripps Networks Interactive, Inc. (Class A Stock)	2,100	102,648
Washington Post Co. (The) (Class B Stock)	1,300	544,635

		15,228,514

Metals & Mining — 0.2%
A.M. Castle & Co.*	2,000	33,220
Allegheny Technologies, Inc.	16,525	1,048,842
American Energy Fields, Inc.*(g)	148,720	25,698
Aurcana Corp. (Canada)*(g)	135,460	84,272
BHP Billiton PLC, ADR (United Kingdom)	26,084	2,045,768
Calvista Gold Corp. (Canada)*(g)	22,500	19,363
Capstone Mining Corp. (Canada)*	79,314	295,233
Century Aluminum Co.*	18,100	283,265
CIC Energy Corp. (British Virgin Islands)*	22,158	65,478
Cliffs Natural Resources, Inc.(a)	55,231	5,106,106
Coalspur Mines Ltd. (Australia)*(g)	31,500	68,588
Coeur d’Alene Mines Corp.*	7,100	172,246
Commercial Metals Co.	11,700	167,895
Energy Fuels, Inc. (Canada)*	80,000	30,276
Inmet Mining Corp. (Canada)	9,911	713,177
Lion One Metals Ltd. (Canada)*(g)	83,340	92,461
Materion Corp.*	4,000	147,880
Mines Management, Inc.*	1,481	3,125
New Gold, Inc. (Canada)*	16,124	166,348
Noranda Aluminum Holding Corp.*	8,000	121,120
Pilot Gold, Inc. (Canada)*	7,671	17,498
Pretium Resources, Inc. (Canada)*(g)	4,000	37,991
Reliance Steel & Aluminum Co.	12,800	635,520
Schnitzer Steel Industries, Inc. (Class A Stock)	3,700	213,120
Solitario Exploration & Royalty Corp.*	7,500	21,375
Southern Arc Minerals, Inc. (Canada)*(g)	24,506	42,367
Steel Dynamics, Inc.	35,300	573,625
Universal Stainless & Alloy*	3,600	168,336
Walter Energy, Inc.	5,500	636,900

		13,037,093

Multi-Utilities — 0.5%
Alliant Energy Corp.	8,400	341,544
Ameren Corp.	9,800	282,632
CenterPoint Energy, Inc.	400,132	7,742,554
Centrica PLC (United Kingdom)	910,571	4,724,792
Hera SpA (Italy)	984,426	2,084,257
National Grid PLC, ADR (United Kingdom)	106,077	5,243,386
NiSource, Inc.	18,600	376,650
NSTAR	23,651	1,087,473
PG&E Corp.	1,000	42,030

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Multi-Utilities (cont’d.)
Public Service Enterprise Group, Inc.	112,205	$3,662,371
SCANA Corp.	1,200	47,244
Sempra Energy	11,300	597,544
Suez Environnement Co. (France)	171,402	3,418,943
TECO Energy, Inc.	12,700	239,903
Veolia Environnement SA (France)	118,873	3,352,881
Wisconsin Energy Corp.	7,500	235,125

		33,479,329

Multiline Retail
Big Lots, Inc.*	4,400	145,860
Dollar Tree, Inc.*	11,250	749,475
Family Dollar Stores, Inc.	9,838	517,085
Kohl’s Corp.	1,700	85,017
Macy’s, Inc.	2,300	67,252

		1,564,689

Office Electronics
Xerox Corp.	23,900	248,799
Zebra Technologies Corp. (Class A Stock)*	5,700	240,369

		489,168

Oil, Gas & Consumable Fuels — 1.2%
Alpha Natural Resources, Inc.*(a)	97,533	4,431,900
AltaGas Ltd. (Canada)	166,350	4,441,404
Apache Corp.	800	98,712
Arch Coal, Inc.	24,000	639,840
Cheniere Energy, Inc.*(a)	440,613	4,036,015
Chesapeake Midstream Partners LP(a)	124,890	3,584,343
Chevron Corp.	5,800	596,472
Cimarex Energy Co.	3,000	269,760
ConocoPhillips	4,300	323,317
CONSOL Energy, Inc.	12,800	620,544
Copano Energy LLC-Units(a)	77,878	2,664,985
Crescent Point Energy Corp. (Canada)	90,593	4,186,562
Crescent Point Energy Corp., 144A (Canada)	4,300	198,715
CVR Energy, Inc.*	20,700	509,634
Delek US Holdings, Inc.	7,800	122,460
El Paso Corp.	324,452	6,553,930
Enbridge, Inc. (Canada)(a)	125,329	4,068,179
Energen Corp.	7,400	418,100
Energy Transfer Equity LP(a)	168,354	7,569,196
Energy XXI Bermuda Ltd. (Bermuda)	1,750	643,125
Ensco PLC, ADR (United Kingdom)	58,134	3,098,542
EQT Corp.	5,500	288,860
Essar Energy PLC (United Kingdom)*	573,388	3,764,794
EXCO Resources, Inc.	73,830	1,303,100
Exxon Mobil Corp.	4,200	341,796
Frontier Oil Corp.	94,484	3,052,778
Gran Tierra Energy, Inc.*	23,218	152,869
Gulf United Energy, Inc.*(g)	196,239	58,872
Hess Corp.	4,400	328,944

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (cont’d.)
Holly Corp.	10,200	$707,880
Marathon Oil Corp.	8,700	458,316
Mitcham Industries, Inc.*	10,000	173,000
Nicor, Inc.	21,571	1,180,797
Occidental Petroleum Corp.	700	72,828
Pacific Rubiales Energy Corp. (Canada)	63,223	1,694,556
QEP Resources, Inc.	9,795	409,725
Regency Energy Partners LP(a)	136,979	3,542,277
Royal Dutch Shell PLC, ADR (United Kingdom)	49,073	3,490,563
Stone Energy Corp.*	10,300	313,017
Targa Resources Corp.(a)	159,561	5,338,911
TGC Industries, Inc.*	21,604	138,050
VAALCO Energy, Inc.*	11,100	66,822
Valero Energy Corp.	13,700	350,309
Whiting Petroleum Corp.*	70,604	4,018,074
Williams Cos., Inc. (The)	258,593	7,822,438
Williams Partners LP(a)	63,590	3,445,306

		91,590,617

Paper & Forest Products
Domtar Corp.	4,900	464,128
MeadWestvaco Corp.	1,400	46,634

		510,762

Personal Products
Avon Products, Inc.	2,600	72,800
Herbalife Ltd. (Cayman Islands)	13,000	749,320
Medifast, Inc.*	600	14,238
Revlon, Inc. (Class A Stock)*	2,000	33,600
USANA Health Sciences, Inc.*	2,000	62,560

		932,518

Pharmaceuticals — 0.1%
Access Pharmaceuticals, Inc.*	24,512	50,250
Antares Pharma, Inc.*	45,000	99,450
AVI Biopharma, Inc.*	43,750	62,562
Cephalon, Inc.*	16,504	1,318,669
IntelliPharmaCeutics International, Inc. (Canada)*(g)	9,651	38,411
Jazz Pharmaceuticals, Inc.*	12,100	403,535
Novartis AG, ADR (Switzerland)	24,605	1,503,612
Obagi Medical Products, Inc.*	5,100	48,093
Par Pharmaceutical Cos., Inc.*	6,500	214,370
Pluristem Therapeutics, Inc.*	22,836	66,453
Provectus Pharmaceuticals, Inc.*	99,041	101,022
Sanofi (France)*	4,000	9,640
Theragenics Corp.*	59,644	104,973
Warner Chilcott PLC (Class A Stock) (Ireland)	18,000	434,340
Watson Pharmaceuticals, Inc.*	5,700	391,761

		4,847,141

Professional Services
Equifax, Inc.	6,400	222,208
GP Strategies Corp.*	2,800	38,248
ICF International, Inc.*	4,200	106,596

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Professional Services (cont’d.)
Insperity, Inc.	2,200	$65,142
Kelly Services, Inc. (Class A Stock)*	8,500	140,250
Towers Watson & Co. (Class A Stock)	1,000	65,710

		638,154

Real Estate Investment Trusts — 0.1%
American Capital Agency Corp.	11,200	326,032
Ashford Hospitality Trust, Inc.	20,200	251,490
Brandywine Realty Trust	15,300	177,327
Capstead Mortgage Corp.	6,200	83,080
Cedar Shopping Centers, Inc.	20,200	104,030
Chatham Lodging Trust	7,800	125,658
Chimera Investment Corp.	89,000	307,940
Colony Financial, Inc.	5,600	101,192
CommonWealth REIT	12,425	321,062
Corporate Office Properties Trust	10,000	311,100
Duke Realty Corp.	13,000	182,130
Education Realty Trust, Inc.	2,300	19,711
Excel Trust, Inc.	10,000	110,300
Hatteras Financial Corp.	7,000	197,610
Hospitality Properties Trust	12,300	298,275
Inland Real Estate Corp.	34,100	301,103
Invesco Mortgage Capital, Inc.	25,600	540,928
Liberty Property Trust	5,900	192,222
Mack-Cali Realty Corp.	6,900	227,286
MFA Financial, Inc.	59,500	478,380
Nationwide Health Properties, Inc.	52,405	2,170,091
Pennymac Mortgage Investment Trust	4,000	66,280
ProLogis, Inc.	14,700	526,848
Resource Capital Corp.	20,800	131,456
Sabra Healthcare REIT, Inc.	14,100	235,611
Saul Centers, Inc.	2,300	90,551
Senior Housing Properties Trust	24,250	567,693
Sunstone Hotel Investors, Inc.*	25,700	238,239
Tanger Factory Outlet Centers	10,500	281,085
Urstadt Biddle Properties (Class A Stock)	4,400	79,684
Vornado Realty Trust	600	55,908
Winthrop Realty Trust	23,900	285,366

		9,385,668

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc. (Class A Stock)*	13,200	331,452
Direcional Engenharia SA, 144A (Brazil)(g)	885,924	6,017,233
Jones Lang LaSalle, Inc.	5,400	509,220

		6,857,905

Retail & Merchandising — 0.1%
Barnes & Noble, Inc.	14,700	243,726
BJ’s Wholesale Club, Inc.*	11,350	571,473
Bulgari SpA (Italy)	37,210	656,698
Forzani Group Ltd. (The) (Class A Stock) (Canada)	53,996	1,474,679

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Retail & Merchandising (cont’d.)
Funtalk China Holdings Ltd. (Cayman Islands)*	56,124	$373,786
J. Crew Escrow Shares	3,300	—
Kingold Jewelry, Inc.*	19,620	28,449
Little Sheep Group Ltd. (Cayman Islands)	432,691	346,688

		3,695,499

Road & Rail — 0.5%
Amerco, Inc.*	3,600	346,140
Asciano Ltd. (Australia)	1,662,590	2,939,424
CSX Corp.	194,031	5,087,493
East Japan Railway Co. (Japan)	53,900	3,086,897
J.B. Hunt Transport Services, Inc.	150,068	7,066,702
Localiza Rent A Car SA (Brazil)	231,115	4,110,949
Norfolk Southern Corp.	4,800	359,664
QR National Ltd., 144A (Australia)*	1,750,000	6,368,569
Ryder System, Inc.	4,800	272,880
Union Pacific Corp.	51,467	5,373,155

		35,011,873

Savings & Loan
Abington Bancorp, Inc.	73,200	763,476
Danvers Bancorp, Inc.	63,678	1,386,270
GS Financial Corp.	2,142	44,553
Legacy Bancorp, Inc.	5,295	73,389
Parkvale Financial Corp.	29,474	633,691

		2,901,379

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Analogic Technologies, Inc.*	154,965	938,313
Amkor Technology, Inc.*	12,300	75,891
Applied Materials, Inc.	900	11,709
Atmel Corp.*	37,500	527,625
Brooks Automation, Inc.*	6,300	68,418
Cirrus Logic, Inc.*	17,600	279,840
Entegris, Inc.*	48,900	494,868
Fairchild Semiconductor International, Inc.*	14,800	247,308
Intel Corp.	5,600	124,096
KLA-Tencor Corp.	7,800	315,744
Lam Research Corp.*	12,600	557,928
Linear Technology Corp.	5,900	194,818
LTX-Credence Corp.*	2,326	20,794
Marvell Technology Group Ltd. (Bermuda)*	24,000	354,360
Maxim Integrated Products, Inc.	8,000	204,480
MKS Instruments, Inc.	13,100	346,102
National Semiconductor Corp.	40,337	992,694
Novellus Systems, Inc.*	4,531	163,750
Photronics, Inc.*	521	4,413
PMC-Sierra, Inc.*	5,400	40,878
Rudolph Technologies, Inc.*	7,000	74,970
Silicon Image, Inc.*	15,100	97,546
Tessera Technologies, Inc.*	26,800	459,352
Varian Semiconductor Equipment Associates, Inc.*	16,242	997,909

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Semiconductors & Semiconductor Equipment (cont’d.)
Veeco Instruments, Inc.*	3,500	$169,435
Verigy Ltd. (Singapore)*	190,320	2,849,090

		10,612,331

Shipbuilding
Huntington Ingalls Industries, Inc.*	1,665	57,443

Software — 0.1%
ACI Worldwide, Inc.*	8,900	300,553
Activision Blizzard, Inc.	23,200	270,976
Authentidate Holding Corp.*(g)	10,076	12,091
Autodesk, Inc.*	16,600	640,760
CA, Inc.	7,600	173,584
FactSet Research Systems, Inc.	4,000	409,280
Intuit, Inc.*	5,600	290,416
Lawson Software, Inc.*	171,263	1,921,571
Magic Software Enterprises Ltd. (Israel)*(g)	25,446	126,721
Mentor Graphics Corp.*	21,992	281,718
Microsoft Corp.	12,700	330,200
Monotype Imaging Holdings, Inc.*	2,900	40,977
NetScout Systems, Inc.*	6,000	125,340
Oracle Corp.	3,000	98,730
Parametric Technology Corp.*	5,900	135,287
Red Hat, Inc.*	6,800	312,120
Renaissance Learning, Inc.	4,100	51,414
Rovi Corp.*	14,487	830,975
SinoHub, Inc.*	75,828	81,894
Solera Holdings, Inc.	9,900	585,684
SS&C Technologies Holdings, Inc.*	1,700	33,779
Symantec Corp.*	3,600	70,992
Synopsys, Inc.*	16,000	411,360
Telenav, Inc.*	2,900	51,417
Velti PLC (United Kingdom)*	4,010	67,809

		7,655,648

Specialty Retail — 0.1%
American Eagle Outfitters, Inc.	16,700	212,925
Destination Maternity Corp.	5,700	113,886
Dick’s Sporting Goods, Inc.*	7,700	296,065
DSW, Inc. (Class A Stock)*	15,769	798,069
PetSmart, Inc.	3,000	136,110
Pier 1 Imports, Inc.*	11,700	135,369
Ross Stores, Inc.	8,000	640,960
Shoe Carnival, Inc.*	4,600	138,690
Signet Jewelers Ltd. (Bermuda)*	4,100	191,921
TJX Cos., Inc. (The)	5,900	309,927
Ulta Salon Cosmetics & Fragrance, Inc.*	2,800	180,824
Williams-Sonoma, Inc.	7,200	262,728

		3,417,474

Telecommunications — 0.1%
EMS Technologies, Inc.*	21,032	693,425
Global Crossing Ltd. (Bermuda)*	24,930	956,814
Hypercom Corp.*	156,747	1,540,823
Motorola Mobility Holdings, Inc.*	9,028	198,977
Orckit Communications Ltd. (Israel)*	1,659	3,749

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Telecommunications (cont’d.)
Procera Networks, Inc.*	7,000	$75,110
SAVVIS, Inc.*	35,321	1,396,239
Telestone Technologies Corp.*	12,647	78,665
Tessco Technologies, Inc.	6,226	69,233
TNT Express NV (Netherlands)*	40,032	415,193
Trunkbow International Holdings Ltd.*	16,093	38,301

		5,466,529

Textiles, Apparel & Luxury Goods
Coach, Inc.	11,100	709,623
Fossil, Inc.*	1,900	223,668
Maidenform Brands, Inc.*	5,300	146,598
Movado Group, Inc.	1,900	32,509
Oxford Industries, Inc.	2,300	77,648
True Religion Apparel, Inc.*	1,600	46,528
VF Corp.	2,000	217,120

		1,453,694

Thrifts & Mortgage Finance
First Defiance Financial Corp.	2,000	29,380
OceanFirst Financial Corp.	1,300	16,835
Washington Federal, Inc.	18,100	297,383

		343,598

Trading Companies & Distributors
Applied Industrial Technologies, Inc.	7,300	259,953
DXP Enterprises, Inc.*	12,500	316,875
Houston Wire & Cable Co.	6,900	107,295
Interline Brands, Inc.*	6,000	110,220
Kaman Corp.	10,700	379,529
Lawson Products, Inc.	2,900	57,043
Textainer Group Holdings Ltd. (Bermuda)	8,500	261,290
W.W. Grainger, Inc.	4,200	645,330

		2,137,535

Transportation
Scorpio Tankers, Inc. (Marshall Island)*	799	7,982
Vector Aerospace Corp. (Canada)*	41,964	563,900

		571,882

Transportation Infrastructure — 0.7%
Atlantia SpA (Italy)	216,819	4,615,712
CCR SA (Brazil)	177,677	5,291,659
COSCO Pacific Ltd. (Bermuda)	1,635,600	2,887,445
EcoRodovias Infrastructura e Logistica SA (Brazil)	509,811	4,374,055
EcoRodovias Infrastructura e Logistica SA, 144A (Brazil)	266,500	2,286,506
Groupe Eurotunnel SA (France)	470,019	5,255,150
Grupo Aeroportuario del Sureste SAB de CV, ADR (Mexico)	57,748	3,403,667
Hamburger Hafen und Logistik AG (Germany)	69,126	3,003,299
OHL Mexico SAB de CV, 144A (Mexico)*(g)	1,750,000	3,519,879

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Transportation Infrastructure (cont’d.)
Santos Brasil Participacoes SA, UTS (Brazil)	203,975	$3,663,486
Shenzhen Expressway Co. Ltd. (Class H Stock) (China)	5,110,000	2,908,450
Societa Iniziative Autostradali e Servizi SpA (Italy)	350,366	4,013,880
Transurban Group (Australia)	874,446	4,911,832

		50,135,020

Water Utilities
American Water Works Co., Inc.	9,300	273,885
Pennichuck Corp.	14,064	404,340

		678,225

Wireless Telecommunication Services — 0.2%
Crown Castle International Corp.*	89,208	3,638,794
NII Holdings, Inc.*	138,821	5,883,234
SBA Communications Corp. (Class A Stock)*	94,884	3,623,620
Telephone & Data Systems, Inc.	17,200	534,576
Telephone & Data Systems, Inc. (Special Shares)	32,960	887,613
United States Cellular Corp.*	4,800	232,416

		14,800,253

TOTAL COMMON STOCKS (cost $531,674,387)		589,572,183

EXCHANGE TRADED FUNDS — 2.7%
iShares Barclays Intermediate Credit Bond Fund	69,800	7,440,743
iShares Dow Jones US Real Estate Index Fund(a)	205,000	12,361,500
iShares iBoxx Investment Grade Corporate Bond Fund(a)	180,000	19,823,400
iShares iBoxx $ High Yield Corporate Bond Fund(a)	197,400	18,024,594
iShares JPMorgan USD Emerging Markets Bond Fund(a)	107,100	11,708,172
iShares MSCI Canada Index Fund(a)	515,700	16,332,219
iShares MSCI EAFE Index Fund	518,000	31,152,520
iShares S&P Global 100 Index Fund(a)	228,921	14,882,154
SPDR Barclays Capital High Yield Bond(a)	429,500	17,274,490
SPDR Dow Jones REIT(a)	308,000	20,512,800
SPDR Gold Trust*	140,400	20,495,592
Sprott Physical Gold Trust (Canada)*	29,801	388,903
Vanguard MSCI Emerging Markets	150,000	7,293,000

TOTAL EXCHANGE TRADED FUNDS (cost $177,426,781)		197,690,087

PREFERRED STOCKS — 0.1%
Commercial Banks
UBS AG, CVT, 9.375% (Switzerland)	2,600	62,738

PREFERRED STOCKS (Continued)	Shares	Value (Note 2)

Commercial Services
China Dredging Group Co. Ltd.(g)	100,000	$500,000

Consumer Finance
SLM Corp., CVT, 1.961%	900	20,511

Diversified Financial Services
Jack Cooper Holdings Corp. Series B Non-Convert Preferred Stock*(g)	225	21,375

Electric Utilities — 0.1%
Cia Paranaense de Energia (PRFC B Shares) (Brazil)	193,115	5,164,912
PPL Corp., CVT, 8.75%*	5,300	291,023

		5,455,935

Financial – Bank & Trust
Ally Financial, Inc., 7.00%, 144A	175	164,478

Media
Nielsen Holdings NV, 6.25%, CVT (Netherlands)*	700	43,269

Oil & Gas Services
Superior Well Services, Inc., CVT, 4.00%	154	142,778

Oil, Gas & Consumable Fuels
Whiting Petroleum Corp., CVT, 6.25%	75	20,084

Paper & Forest Products
China Wood, Inc., CVT, 8.00%(g)	20,500	82,722

Savings & Loan
Sovereign Capital Trust IV, CVT, 4.375%	28,721	1,436,050

Software
Authentidate Holding Corp., CVT, 15.00%	21,700	78,120

TOTAL PREFERRED STOCKS (cost $7,547,030)		8,028,060

	Units
RIGHTS*
Biotechnology
Clinical Data, Inc.(g) (cost $0)	33,609	—

	Shares
UNAFFILIATED MUTUAL FUNDS — 2.6%
ASA Gold and Precious Metals Ltd. (Retail Shares) (Bermuda)	15,179	434,120
ASG Diversifying Strategies Fund (Class Y Shares)	366,280	3,728,733
BlackRock Core Bond Trust	36,657	459,312
BlackRock Corporate High Yield Fund III, Inc.	35,062	255,953
BlackRock Credit Allocation Income Trust II, Inc.	43,273	439,221

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

UNAFFILIATED MUTUAL FUNDS (Continued)	Shares	Value (Note 2)

BlackRock Credit Allocation Income Trust III, Inc.	41,127	$445,817
BlackRock Credit Allocation Income Trust IV	36,441	455,877
BlackRock Income Opportunity Trust, Inc.	51,027	493,941
BlackRock Muniassets Fund, Inc.	519	6,098
Calamos Market Neutral Income Fund (Class I Shares)	1,053,145	12,669,337
Diamond Hill Long-Short Fund (Class I Shares)	596,577	10,153,747
Duff & Phelps Utility and Corporate Bond Trust, Inc.	11,285	127,859
Eaton Vance Enhanced Equity Income Fund	8,695	104,340
Eaton Vance Floating-Rate Fund (Class I Shares)	333,799	3,014,208
Eaton Vance Global Macro Absolute Return Fund (Class I Shares)	3,301,688	33,545,150
Eaton Vance Risk-Managed Diversified Equity Income Fund	56,768	716,412
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	10,333	125,339
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	2,387	41,820
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	172	3,732
Eaton Vance Tax-Managed Buy-Write Income Fund	1,864	25,667
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	4,575	58,240
Eaton Vance Tax-Managed Diversified Equity Income Fund	16,701	182,375
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	14,888	155,877
First Opportunity Fund, Inc.*	3,916	28,195
Fort Dearborn Income Securities, Inc.	1,610	24,263
Forum Funds – Absolute Strategies Fund (Institutional Class Shares)	1,382,437	15,054,736
Forward Long/Short Credit Analysis Fund (Institutional Class Shares)	598,908	4,851,158
Franklin Floating Rate Daily Access Fund (Advisor Class Shares)	377,450	3,457,445
Gabelli ABC Fund (Advisor Class Shares)*	1,130,139	11,448,303
Gabelli Global Multimedia Trust, Inc. (Retail Shares)	12,070	96,198
Gateway Fund (Class Y Shares)	224,793	5,959,261
Highland Long/Short Equity Fund (Class Z Shares)*	517,338	5,830,399
Hussman Strategic Growth Fund	1,482,311	18,202,782
Invesco Municipal Income Opportunities Trust	2,167	13,674
Invesco Municipal Income Opportunities Trust II	2,196	15,504
Invesco Van Kampen Bond Fund	25,799	491,471

UNAFFILIATED MUTUAL FUNDS (Continued)	Shares	Value (Note 2)

JPMorgan Research Market Neutral Fund (Institutional Class Shares)*	1,841,085	$28,150,194
Mainstay Floating Rate Fund (Class I Shares)	309,873	2,931,397
Merger Fund (The)*	1,862,626	30,249,044
Montgomery Street Income Securities, Inc.	5,719	91,161
Morgan Stanley Income Securities, Inc.	25,278	435,540
Nuveen California Municipal Value Fund	2,219	19,616
Nuveen Quality Preferred Income Fund	46,921	367,392
Nuveen Quality Preferred Income Fund II	57,306	480,797
Nuveen Quality Preferred Income Fund III	37,630	302,545
Petroleum & Resources Corp. (Retail Shares)	1,260	37,157
Royce Focus Trust, Inc.	34,013	265,302
Transamerica Income Shares, Inc.	348	7,597
Wells Fargo Advantage Multi-Sector Income Fund	9,194	141,588
Western Asset Global Corporate Defined Opportunity Fund, Inc.	22,583	424,109
Western Asset Income Fund	26,478	351,363
Western Asset Investment Grade Defined Opportunity Trust, Inc.	12,233	255,547

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $196,399,217)		197,626,913

	Units
WARRANTS*
Automobile Manufacturers
Kandi Technologies Corp., expiring 12/23/13 (China)(g)	18,044	902

Biotechnology
Opexa Therapeutics, Inc., expiring 02/11/16(g)	4,848	1,309
Rosetta Genomics Ltd., expiring 02/23/16(g)	49,012	1,961
Rosetta Genomics Ltd., expiring 11/30/15 (Israel)(g)	21,875	656
RXi Pharmaceuticals Corp., Series A, expiring 03/04/16(g)	14,600	2,336
RXi Pharmaceuticals Corp., Series B, expiring 03/04/16(g)	14,600	146

		6,408

Building Products
China Gengsheng Minerals, Inc., expiring 01/11/12 (China)(g)	21,070	—

Commercial Banks
Wintrust Financial Corp., expiring 12/19/18	41,843	636,014

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

WARRANTS (Continued)	Units	Value (Note 2)

Communications Equipment
Spherix, Inc., expiring 01/24/16(g)	20,425	$408

Containers & Packaging
CryoPort, Inc., (Class B Warrants) expiring 02/15/16(g)	113,002	36,161
CryoPort, Inc., expiring 08/10/15(g)	71,428	21,428

		57,589

Diversified Financial Services
Jack Cooper Corp., expiring 12/15/17(g)	200	19,000
Jack Cooper Holdings Corp., expiring 05/06/18(g)	50	5,000

		24,000

Electrical Equipment
Advanced Battery Technologies, Inc., expiring 12/10/11(g)	52,700	—

Energy – Alternate Sources
China Integrated Energy, Inc., expiring 01/13/12 (China)(g)	21,070	—
Greenhouse Holdings, Inc., expiring 02/25/16(g)	25,287	253
Plug Power, Inc. expiring 05/03/16(g)	12,375	5,569
Syntroleum Corp., expiring 07/05/16(g)	31,646	11,076

		16,898

Food Products
HQ Sustainable Maritime Industries, Inc., expiring 08/10/15(g)	20,761	—

Healthcare Equipment & Supplies
InspireMD, Inc., expiring 03/31/16(g)	5,888	2,473

Holding Companies – Diversified
Australia Acquisition Corp., expiring 10/18/15	70,000	32,200
Cazador Acquisition Corp. Ltd., expiring 10/07/20 (Cayman Islands)	28,804	14,186
FlatWorld Acquisition Corp., expiring 09/12/12 (British Virgin Islands)	24,225	26,647
Hicks Acquisition Co. II, Inc., expiring 07/14/17(g)	75,000	41,250
Italy1 Investment SA, expiring 01/27/16 (Luxembourg)	60,858	40,597
JWC Acquisition Corp., expiring 11/17/15	118,125	94,500
L&L Acquisition Corp., expiring 11/23/15	35,000	18,375
Lone Oak Acquisition Corp., expiring 03/24/16 (Cayman Islands)(g)	28,070	14,035
Prime Acquisition Corp., expiring 03/30/16	51,855	37,517
RLJ Acquisition, Inc., expiring 02/22/16	96,063	51,874

		371,181

WARRANTS (Continued)	Units	Value (Note 2)

Insurance
Lincoln National Corp., expiring 07/10/19	76,433	$1,545,475

Investment Company
European CleanTech SE, expiring 10/01/15 (Luxembourg)	57,500	41,692

Manufacturing
Cereplast, Inc., expiring 02/01/16(g)	6,639	2,987
China XD Plastics Co. Ltd., expiring 10/04/11(g)	16,665	—

		2,987

Metals & Mining
American Energy Fields, Inc., expiring 03/01/16(g)	156,838	3,137
Aurcana Corp., expiring 12/08/13 (Canada)(g)	67,730	7,725
China Shen Zhou Mining & Resources, Inc., expiring 01/21/14(g)	7,012	1,262
Energy Fuels, Inc., expiring 03/31/15 (Canada)(g)	40,000	2,074
Kinross Gold Corp., expiring 09/17/14 (Canada)	5,352	13,596
Lion One Metals Ltd., expiring 12/30/11 (Canada)(g)	41,670	—
Pretium Resources, Inc. expiring 04/08/13 (Canada)	2,000	1,866
Uranium Energy, expiring 10/22/11(g)	35,045	—

		29,660

Oil, Gas & Consumable Fuels
Camac Energy, expiring 12/27/15(g)	9,808	1,962

Paper & Forest Products
China Wood, Inc., expiring 09/30/15(g)	10,250	7,892

Pharmaceuticals
Access Pharmaceuticals, Inc., expiring 12/15/15(g)	7,353	147
Bionovo, Inc., expiring 02/02/16(g)	4,050	526
IntelliPharmaCeutics International, Inc., Series A, expiring 01/26/16(g)	20,625	21,656
IntelliPharmaCeutics International, Inc., Series B, expiring 01/26/13(g)	20,625	11,344
Pluristem Therapeutics, Inc., expiring 07/26/16 (Israel)(g)	17,820	10,336
Provectus Pharmaceuticals, Inc., Series A, expiring 01/19/16(g)	93,424	6,540
Provectus Pharmaceuticals, Inc., Series C, expiring 01/19/16(g)	65,397	4,578
Repros Therapeutics, Inc., expiring 02/07/16(g)	9,485	15,460

		70,587

Retail & Merchandising
Talbots, Inc., expiring 04/06/15	17,266	2,072

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

WARRANTS (Continued)	Units	Value (Note 2)

Software
Authentidate Holding Corp., expiring 04/12/15(g)	108,500	$34,720
Magic Software Enterprises Ltd., expiring 12/23/13(g)	14,136	5,655
SinoHub, Inc., expiring 09/21/13(g)	22,826	228

		40,603

Telecommunications
Orckit Communications Ltd. expiring 11/30/15 (Israel)(g)	9,176	1,927

Wireless Telecommunication Services
Digital Angel Corp., Series A, expiring 07/01/12(g)	274,000	—
Digital Angel Corp., Series B, expiring 07/01/12(g)	274,000	8,220

		8,220

TOTAL WARRANTS (cost $2,262,344)		2,868,950

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.4%
American Money Management Corp.,
Series 2005-5A, Class A1A, 144A
0.482%(c)	08/08/17	Aaa		$297	290,756
Aquilae CLO PLC,
Series 2006-1X, Class A (Ireland)
1.469%(c)	01/17/23	Aa1	EUR	189	257,239
ARES CLO Funds,
Series 2006-6RA, Class A1B, 144A
0.477%(c)	03/12/18	Aaa		426	415,836
Babson CLO Ltd.,
Series 2004-2A, Class A2A, 144A (Cayman Islands)
0.581%(c)	11/15/16	Aa2		1,156	1,129,982
Canada Capital Auto Receivables Asset Trust,
Series 2011-1A, Class A2, 144A (Canada)
2.632%	08/17/14	Aaa	CAD	1,400	1,469,329
Castle Hill II Ingots Ltd.,
Series 2A, Class A, 144A (Cayman Islands)
0.758%(c)	10/15/14	Aaa		608	602,968
Citibank Omni Master Trust,
Series 2009-A14A, Class A14, 144A
2.937%(c)	08/15/18	Aaa		3,000	3,153,788
Series 2009-A8, Class A8, 144A
2.287%(c)	05/16/16	Aaa		2,800	2,833,702
Countrywide Asset-Backed Certificates,
Series 2006-4, Class 2A2
0.366%(c)	07/25/36	B2		457	392,001
Eurocredit CDO BV,
Series IV-X, Class A1 (Netherlands)
1.678%(c)	02/22/20	A(d)	EUR	398	537,562
Eurocredit CDO I Ltd.,
Sr. Unsec’d. Notes (Netherlands)
2.277%(c)	09/03/12	Aaa	EUR	409	583,436

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#			Value (Note 2)

ASSET-BACKED SECURITIES (Continued)
First CLO Ltd.,
Series 2004-2X1, Class A2
0.559%(c)	12/14/16	Aa2		$152		$147,800
Ford Auto Securitization Trust,
Series 2009-R1A, Class A2, 144A (Canada)
4.817%(c)	10/15/12	AAA(d)	CAD	118		124,231
Ford Credit Auto Owner Trust,
Series 2008-C, Class A3
1.607%(c)	06/15/12	Aaa		9		8,597
Series 2009-A, Class A3B
2.687%(c)	05/15/13	Aaa		358		360,758
Galaxy CLO Ltd.,
Series 2007-8A, Class A, 144A (Cayman Islands)
0.514%(c)	04/25/19	Aa2		789		751,597
Globaldrive,
Series 2009-A, Class A
3.00%	07/20/15	NR	EUR	227		330,714
Series 2011-AA, Class A (Netherlands)
2.03%	04/20/19	NR	EUR	1,100		1,591,541
Gulf Stream Compass CLO Ltd.,
Series 2003-1A, Class A, 144A (Cayman Islands)
0.785%(c)	08/27/15	Aaa		552		545,997
Harvest CLO SA,
Series IX Class A1 (Luxembourg)
2.003%	03/29/17	Aa1	EUR	302		418,376
HFC Home Equity Loan Asset Backed Certificates,
Series 2007-1, Class A1F
5.91%	03/20/36	Aaa		—	(r)	42
Hillmark Funding,
Series 2006-1A, Class A1, 144A (Cayman Islands)
0.509%(c)	05/21/21	Aa1		800		751,686
Illinois Student Assistance Commission,
Series 2010-1, Class A1
0.754%(c)	04/25/17	AAA(d)		227		227,293
Jubilee CDO BV,
Series IV-X, Class A (Netherlands)
2.016%(c)	10/15/19	Aa1	EUR	1,078		1,500,723
Katonah Ltd., (Cayman Islands)
Series 4A, Class A, 144A
0.797%(c)	02/20/15	Aaa		314		311,488
Series 6A, Class A1A, 144A
0.567%(c)	09/20/16	Aa2		510		497,731
Landmark CDO Ltd.,
Series 2005-1A, Class A1L, 144A
0.554%(c)	06/01/17	Aaa		1,676		1,631,355
LCM LP,
Series 5A, Class A1, 144A
0.477%(c)	03/21/19	Aaa		500		474,982
MAGI Funding PLC,
Series I-A, Class A (Ireland)
1.835%	04/11/21	Aa1	EUR	929		1,260,257
Magnolia Funding Ltd.,
Series 2010-1A, Class A1, 144A
3.00%	04/20/17	NR	EUR	307		445,017
MBNA Credit Card Master Note Trust,
Series 2002-A2, Class A
5.60%	07/17/14	Aaa	EUR	600		884,120

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

ASSET-BACKED SECURITIES (Continued)
Navigator CDO Ltd.,
Series 2003-1A, Class A2, 144A
1.111%(c)	11/15/15	Aaa		$94	$94,153
Nelnet Student Loan Trust,
Series 2008-4, Class A2
0.974%(c)	07/25/18	Aaa		85	85,721
North Carolina State Education Assistance Authority,
Series 2011-2, Class A1
0.785%(c)	10/26/20	AAA(d)		500	498,960
Pacifica CDO Ltd.,
Series 2004-3A, Class A1, 144A (Cayman Islands)
0.64%(c)	05/13/16	Aaa		563	554,494
Series 2004-4X, Class A1L
0.611%(c)	02/15/17	Aaa		588	575,928
Penta CLO SA,
Series 2007-1X, Class A1 (Luxembourg)
1.934%(c)	06/04/24	Aaa	EUR	581	770,231
Plymouth Rock CLO Ltd., Inc.,
Series 2010-1A, Class A, 144A
1.761%(c)	02/16/19	AAA(d)		514	514,001
Sagamore CLO Ltd.,
Series 2003-1A, Class A2, 144A (Cayman Islands)
0.818%(c)	10/15/15	Aa2		446	438,166
SLM Student Loan Trust,
Series 2004-5X, Class A5
1.429%(c)	10/25/23	Aaa	EUR	200	273,377
Series 2009-B, Class A1, 144A
6.187%(c)	07/15/42	AAA(d)		3,754	3,574,226
Series 2009-C, Class A, 144A
4.50%(c)	11/16/43	AAA(d)		570	548,883
Series 2009-CT, Class 1A, 144A
2.35%(c)	04/15/39	Aaa		409	410,214
Series 2010-C, Class A1, 144A
1.837%(c)	12/15/17	Aaa		145	145,814
South Carolina Student Loan Corp.,
Series 2010-1, Class A1
0.724%(c)	01/25/21	AAA(d)		1,170	1,167,607
Symphony CLO Ltd.,
Series 2007-3A, Class A1A, 144A
0.501%(c)	05/15/19	Aa1		500	477,680
Wood Street CLO BV,
Series II-A, Class, A1
1.763%(c)	03/29/21	Aa1	EUR	246	340,389

TOTAL ASSET-BACKED SECURITIES (cost $34,067,479)					34,400,748

BANK LOANS(c) — 0.1%
Charter Communications, Term Loan C
3.50%	09/06/16	Ba1		992	988,183
Desarrolladora Homex Term Loan(g)
Zero	04/28/12	NR		600	596,488
Petroleum Export III Ltd.,
3.81%	04/08/13	NR		1,220	1,208,733
Petroleum Export, Term B
3.247%	12/07/12	NR		445	440,881

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

BANK LOANS(c) (Continued)
RBI Desarrollos, Term Loan(g)
3.309%	12/13/11	NR	$900	$890,894
Republic of Indonesia, Term Loan F1
1.25%	12/14/19	BB+(d)	245	226,866
Springleaf Financial Corp., Term Loan
5.50%	05/28/17	B2	1,000	978,958

TOTAL BANK LOANS (cost $5,335,400)				5,331,003

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Banc of America Commercial Mortgage, Inc.,
Series 2007-3, Class A4
5.802%(c)	06/10/49	Aa3	100	107,602
Series 2007-4, Class A4
5.93%(c)	02/10/51	A+(d)	100	108,663
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A, 144A
5.692%(c)	06/24/50	NR	250	274,308
Commercial Mortgage Pass-Through Certificates,
Series 2010-C1, Class A1, 144A
3.156%	07/10/46	Aaa	1,185	1,193,510
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class SVA1, 144A
0.417%(c)	10/15/21	Aaa	497	477,009
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40	Aaa	100	107,657
Series 2010-UD1, Class A, 144A
5.947%(c)	12/18/49	Aaa	1,100	1,218,402
Credit Suisse Mortgage Capital,
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39	Aaa	1,000	1,088,362
Fannie Mae,
Series 2010-M7, Class FA
0.786%(c)	11/25/20	Aaa	1,196	1,191,286
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37	Aaa	800	858,975
GS Mortgage Securities Corp II,
Series 2007-EOP, Class A2, 144A
1.317%(c)	03/06/20	Aaa	250	245,436
Series 2010-C1, Class A2, 144A
4.592%	08/10/43	Aaa	1,800	1,809,636
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2010-C2, Class A3, 144A
4.07%	11/15/43	AAA(d)	1,200	1,160,368
Lehman Brothers Floating Rate Commercial Mortgage Trust,
Series 2007-LLFA, Class A1, 144A
0.487%(c)	06/15/22	Aaa	741	726,271
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.728%(c)	07/09/21	Aaa	400	384,199
Morgan Stanley Capital I,
Series 2007-XLFA, Class A1, 144A
0.247%(c)	10/15/20	Aaa	110	105,283

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.213%(c)	12/16/49	Aaa	$100	$109,364
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28	AAA(d)	600	582,371
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C14, Class A4
5.088%(c)	08/15/41	Aaa	1,100	1,176,590
Series 2006-WL7A, Class A1, 144A
0.277%(c)	09/15/21	Aaa	510	491,644
Series 2007-C32, Class A2
5.738%(c)	06/15/49	Aaa	1,006	1,039,754

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,341,875)				14,456,690

CONVERTIBLE BONDS — 1.4%
Aerospace & Defense
Textron, Inc.,
Sr. Unsec’d. Notes
4.50%	05/01/13	BBB-(d)	1,000	1,868,750

Agriculture
Alliance One International, Inc.,
Sr. Sub. Notes
5.50%	07/15/14	Caa1	850	812,813
Vector Group Ltd.,
Sr. Unsec’d. Notes
3.75%(c)	11/15/14	NR	1,000	1,320,000

				2,132,813

Auto Components
TRW Automotive, Inc.,
Gtd. Notes, 144A
3.50%	12/01/15	Ba2	450	950,625

Auto Parts & Equipment — 0.1%
Titan International, Inc.,
Gtd. Notes, 144A
5.625%	01/15/17	B+(d)	1,025	2,624,000

Beverages
Central European Distribution Corp.,
Sr. Unsec’d. Notes
3.00%	03/15/13	CCC+(d)	195	159,900

Biotechnology
Dendreon Corp.,
Sr. Unsec’d. Notes
2.875%	01/15/16	NR	100	109,875
Enzon Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
4.00%	06/01/13	NR	450	532,688
PDL BioPharma, Inc.,
Sr. Unsec’d. Notes, 144A
2.875%	02/15/15	NR	475	480,567

				1,123,130

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CONVERTIBLE BONDS (Continued)
Building Products
Cemex SAB de CV,
Sub. Notes, 144A (Mexico)
3.25%	03/15/16	NR	$100	$98,625

Capital Markets
Ares Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	06/01/16	BBB(d)	100	101,175

Chemicals
ShengdaTech, Inc.,
Sr. Notes, 144A
6.50%	12/15/15	NR	100	15,159

Commercial Services & Supplies
Avis Budget Group, Inc.,
Sr. Notes
3.50%	10/01/14	NR	350	444,937
CBIZ, Inc.,
Sr. Sub. Notes, 144A
4.875%	10/01/15	NR	250	309,688
Coinstar, Inc.,
Sr. Unsec’d. Notes
4.00%	09/01/14	BB+(d)	1,000	1,532,500

				2,287,125

Communications Equipment
Ciena Corp.,
Unsec’d. Notes, 144A
4.00%	03/15/15	NR	2,025	2,412,281

Computer Services & Software
Take-Two Interactive Software, Inc.,
Sr. Notes
4.375%	06/01/14	NR	850	1,339,813

Computers & Peripherals
Telvent GIT SA,
Sr. Unsec’d. Notes, 144A (Spain)
5.50%	04/15/15	NR	469	607,941

Construction & Engineering
Trex Co., Inc.,
Sr. Sub. Notes
6.00%	07/01/12	NR	1,500	1,893,750

Diversified Consumer Services
Regis Corp.,
Sr. Unsec’d. Notes
5.00%	07/15/14	NR	1,000	1,212,500

Diversified Financial Services
MF Global Holdings Ltd.,
Sr. Unsec’d. Notes
9.00%	06/20/38	Baa2	1,000	1,152,500
National Financial Partners Corp.,
Sr. Notes
4.00%	06/15/17	NR	775	870,906
Penson Worldwide, Inc.,
Sr. Unsec’d. Notes, 144A
8.00%	06/01/14	NR	690	564,075

				2,587,481

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount(000)#	Value (Note 2)

CONVERTIBLE BONDS (Continued)
Electronic Components & Equipment
L-1 Identity Solutions, Inc.,
Sr. Unsec’d. Notes
3.75%	05/15/27	B(d)	$536	$534,660

Energy Equipment & Services
Exterran Holdings, Inc.,
Sr. Unsec’d. Notes
4.25%	06/15/14	B+(d)	500	554,375

Entertainment & Leisure
SouthPeak Interactive Corp.,
Series A(g)
24.00%	03/15/12	NR	500	463,500

Food Products — 0.1%
Chiquita Brands International, Inc.,
Sr. Unsec’d. Notes
4.25%	08/15/16	B-(d)	500	486,250
Nash Finch Co.,
Sr. Sub. Notes
1.631%	03/15/35	B3	1,000	462,500
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
4.00%	06/30/13	B+(d)	3,150	3,705,187
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.25%	10/15/13	BB+(d)	2,075	2,676,750

				7,330,687

Healthcare Equipment & Supplies
Beckman Coulter, Inc.,
Sr. Unsec’d. Notes
2.50%	12/15/36	Baa3	1,129	1,347,744
China Medical Technologies, Inc.,
Sr. Unsec’d. Notes, 144A (Cayman Islands)
6.25%	12/15/16	B+(d)	450	322,875
Kinetic Concepts, Inc.,
Gtd. Notes, 144A
3.25%	04/15/15	BB-(d)	675	861,469

				2,532,088

Healthcare Providers & Services
Omnicare, Inc.,
Sr. Sub. Notes
3.75%	12/15/25	Ba3	250	333,438

Hotels, Restaurants & Leisure
Gaylord Entertainment Co.,
Gtd. Notes, 144A
3.75%	10/01/14	NR	1,000	1,270,000
MGM Resorts International,
Gtd. Notes
4.25%	04/15/15	Caa1	1,000	1,082,500

				2,352,500

Household Durables — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
2.00%	05/15/14	Ba3	1,150	1,273,625

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CONVERTIBLE BONDS (Continued)
Household Durables (cont’d.)
Lennar Corp.,
Sr. Notes, 144A
2.75%	12/15/20	B3	$3,050	$3,259,688

				4,533,313

Insurance — 0.1%
American Equity Investment Life Holding Co.,
Sr. Unsec’d. Notes, 144A
3.50%	09/15/15	NR	550	647,625
5.25%	12/06/29	NR	340	507,025
CNO Financial Group, Inc., Sr. Unsec’d. Notes
7.00%	12/30/16	NR	1,210	1,943,255
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.00%	05/01/17	CCC+(d)	1,000	891,250
Radian Group, Inc.,
Sr. Unsec’d. Notes
3.00%	11/15/17	CCC+(d)	400	286,500
Stewart Information Services Corp.,
Gtd. Notes
6.00%	10/15/14	NR	625	656,937

				4,932,592

Internet & Catalog Retail — 0.1%
priceline.com, Inc.,
Sr. Unsec’d. Notes, 144A
1.25%	03/15/15	BBB-(d)	1,475	2,616,281

Internet Software & Services — 0.1%
Digital River, Inc.,
Sr. Unsec’d. Notes, 144A
2.00%	11/01/30	NR	300	300,000
Equinix, Inc.,
Sub. Notes
4.75%	06/15/16	B-(d)	1,300	1,836,250
VeriSign, Inc.,
Jr. Sub. Notes
3.25%	08/15/37	NR	1,000	1,153,750

				3,290,000

Investment Company
Kohlberg Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.75%	03/15/16	NR	375	385,781

IT Services — 0.1%
Alliance Data Systems Corp.,
Sr. Unsec’d. Notes
1.75%	08/01/13	NR	500	634,375
4.75%	05/15/14	NR	1,500	3,108,750
Convergys Corp.,
Debs.
5.75%	09/15/29	BB-(d)	950	1,368,000

				5,111,125

Leisure Equipment & Products
Eastman Kodak Co.,
Sr. Unsec’d. Notes
7.00%	04/01/17	NR	500	436,250

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CONVERTIBLE BONDS (Continued)
Life Sciences Tools & Services
Kendle International, Inc.,
Sr. Unsec’d. Notes
3.375%	07/15/12	B-(d)	$2,180	$2,180,000

Machinery
Meritor, Inc.,
Gtd. Notes
4.625%	03/01/26	CCC+(d)	500	545,625
Terex Corp.,
Sr. Sub. Notes
4.00%	06/01/15	B3	1,000	1,877,500

				2,423,125

Marine
Genco Shipping & Trading Ltd.,
Sr. Unsec’d. Notes (Marshall Island)
5.00%	08/15/15	NR	300	250,500

Media — 0.1%
Virgin Media, Inc.,
Sr. Unsec’d. Notes
6.50%	11/15/16	B+(d)	1,000	1,788,750
XM Satellite Radio, Inc.,
Sr. Sub. Notes, 144A
7.00%	12/01/14	BB-(d)	1,800	2,646,000

				4,434,750

Metals & Mining — 0.1%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
4.25%	06/01/14	BBB-(d)	2,432	4,024,960
ArcelorMittal,
Sr. Unsec’d. Notes (Luxembourg)
5.00%	05/15/14	Baa3	1,000	1,381,250
Northgate Minerals Corp.,
Sr. Unsec’d. Notes (Canada)
3.50%	10/01/16	NR	525	519,750
RTI International Metals, Inc.,
Gtd. Notes
3.00%	12/01/15	NR	1,175	1,509,875
Sterlite Industries India Ltd.,
Sr. Unsec’d. Notes (India)
4.00%	10/30/14	NR	1,000	981,250
United States Steel Corp.,
Sr. Unsec’d. Notes
4.00%	05/15/14	Ba2	1,000	1,588,750

				10,005,835

Oil, Gas & Consumable Fuels — 0.1%
Goodrich Petroleum Corp.,
Sr. Unsec’d. Notes
3.25%	12/01/26	NR	325	326,625
Green Plains Renewable Energy, Inc.,
Sr. Unsec’d. Notes, 144A
5.75%	11/01/15	NR	525	531,563
Petrominerales Ltd.,
Sr. Unsec’d. Notes (Canada)
2.625%	08/25/16	NR	300	341,850

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CONVERTIBLE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.875%	01/15/38	BB+(d)	$1,000	$1,547,500
Polarcus Ltd.,
Sr. Sec’d. Notes (Cayman Islands)
2.875%	04/27/16	NR	100	90,100
Western Refining, Inc.,
Sr. Unsec’d. Notes
5.75%	06/15/14	CCC+(d)	1,000	1,826,250

				4,663,888

Paper & Forest Products
Sino-Forest Corp.,
Gtd. Notes, 144A (Canada)(g)
4.25%	12/15/16	BB(d)	150	63,000

Pharmaceuticals
Cephalon, Inc.,
Sr. Sub. Notes
2.50%	05/01/14	NR	508	622,300
MannKind Corp.,
Sr. Unsec’d. Notes, 144A
5.75%	08/15/15	NR	380	303,050

				925,350

Professional Services
FTI Consulting, Inc.,
Gtd. Notes
3.75%	07/15/12	B1	136	172,040

Real Estate
Avatar Holdings, Inc.,
Sr. Unsec’d. Notes
7.50%	02/15/16	NR	600	600,000

Real Estate Investment Trusts — 0.1%
BioMed Realty LP,
Gtd. Notes, 144A
3.75%	01/15/30	NR	1,125	1,331,719
Developers Diversified Realty Corp.,
Sr. Unsec’d. Notes
1.75%	11/15/40	NR	750	782,813
Host Hotels & Resorts LP,
Gtd. Notes, 144A
2.50%	10/15/29	BB+(d)	1,356	1,839,075
Kilroy Realty LP,
Gtd. Notes, 144A
4.25%	11/15/14	NR	1,075	1,281,937
Lexington Realty Trust,
Gtd. Notes, 144A
6.00%	01/15/30	NR	500	688,125
NorthStar Realty Finance LP,
Gtd. Notes, 144A
7.50%	03/15/31	NR	300	276,450
SL Green Operating Partnership LP,
Gtd. Notes, 144A
3.00%	10/15/17	NR	550	640,057

				6,840,176

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CONVERTIBLE BONDS (Continued)
Retail & Merchandising
Saks, Inc.,
Notes, 144A
7.50%	12/01/13	NR	$200	$435,250

Road & Rail
Hertz Global Holdings, Inc.,
Sr. Unsec’d. Notes
5.25%	06/01/14	B-(d)	1,000	2,037,500

Semiconductors & Semiconductor Equipment
Rambus, Inc.,
Sr. Unsec’d. Notes
5.00%	06/15/14	NR	750	841,875

Software — 0.1%
Lawson Software, Inc.,
Sr. Unsec’d. Notes
2.50%	04/15/12	NR	555	573,037
Salesforce.com, Inc.,
Sr. Unsec’d. Notes
0.75%	01/15/15	NR	2,500	4,528,125

				5,101,162

Specialty Retail — 0.1%
Sonic Automotive, Inc.,
Sr. Unsec’d. Notes
5.00%	10/01/29	B-(d)	3,330	4,395,600

Telecommunications
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
6.50%	10/01/16	CCC(d)	675	1,423,406
15.00%	01/15/13	CCC(d)	625	1,015,625

				2,439,031

Thrifts & Mortgage Finance
China Linen(g)
7.50%	11/02/12	NR	200	165,402

Trading Companies & Distributors — 0.1%
Kaman Corp.,
Sr. Unsec’d. Notes, 144A
3.25%	11/15/17	NR	750	919,650
United Rentals, Inc.,
Sr. Unsec’d. Notes
4.00%	11/15/15	B(d)	700	1,676,500

				2,596,150

Transportation
Ultrapetrol Bahamas Ltd.,
Sr. Notes, 144A (Bahamas)
7.25%	01/15/17	NR	100	98,500

Wireless Telecommunication Services
NII Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/12	B-(d)	250	250,313

TOTAL CONVERTIBLE BONDS (cost $99,309,279)				107,741,105

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS — 4.7%
Agriculture
North Atlantic Trading Co.,
Sr. Sec’d. Notes, 144A
10.00%	03/01/12	NR	$355	$348,787
Vector Group Ltd.,
Sr. Sec’d. Notes
11.00%	08/15/15	B1	175	183,313

				532,100

Airlines
American Airlines Equipment Trust 1990,
Equipment Trust
10.50%	09/15/11	Caa1	275	277,108
11.00%	05/07/14	Caa1	195	191,216
Continental Airlines UAL
6.86%	04/22/14	NR	622	622,457

				1,090,781

Auto Components
Goodyear Tire & Rubber Co. (The),
Sr. Unsec’d. Notes
10.50%	05/15/16	B1	699	786,375

Auto Manufacturer
Hyundai Motor Manufacturing Czech SRO,
Sr. Unsec’d. Notes (South Korea)
4.50%	04/15/15	Baa2	800	834,730

Building & Construction — 0.1%
BAA Funding Ltd.,
Sr. Sec’d. Notes (United Kingdom)
3.975%	02/15/14	A-(d)	EUR 900	1,315,531
Corp. GEO SAB de CV, (Mexico)
Gtd. Notes (g)
8.875%	09/25/14	Ba3	500	535,000
Gtd. Notes, 144A
8.875%	09/25/14	Ba3	400	428,000
9.25%	06/30/20	Ba3	400	428,000
Desarrolladora Homex SAB de CV,
Gtd. Notes, 144A (Mexico)
9.50%	12/11/19	Ba3	1,550	1,646,783
Hanson Australia Funding Ltd.,
Gtd. Notes (Australia)
5.25%	03/15/13	Ba2	600	624,000
Urbi Desarrollos Urbanos SAB de CV, (Mexico)
Gtd. Notes
8.50%	04/19/16	Ba3	200	205,000
Gtd. Notes, 144A
9.50%	01/21/20	Ba3	200	217,500

				5,399,814

Building Products
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A (Mexico)
5.246%(c) 09/30/15(g) B(d)			300	288,767
9.00%	01/11/18	B(d)	700	712,250

				1,001,017

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Chemicals — 0.1%
Braskem Finance Ltd., (Cayman Islands)
Gtd. Notes (g)
7.00%	05/07/20	Baa3		$400	$436,000
Gtd. Notes, 144A
5.75%	04/15/21	Baa3		900	905,670
7.00%	05/07/20	Baa3		600	654,000
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.518%(c)	08/08/11	Baa3		1,000	1,002,173

					2,997,843

Commercial Banks — 0.7%
Banco do Brasil SA, (Brazil)
Sr. Unsec’d. Notes
4.50%	01/20/16	Baa2	EUR	800	1,152,586
Sr. Unsec’d. Notes, 144A
4.50%	01/22/15	Baa1		2,500	2,606,250
6.00%	01/22/20	Baa1		300	320,586
Banco Santander Brasil SA,
Sr. Unsec’d. Notes, 144A (Brazil)
4.25%	01/14/16	Baa1		1,200	1,203,000
Banco Santander Brazil SA,
Sr. Unsec’d. Notes, 144A (Brazil)
2.347%(c)	03/18/14	BBB-(d)		800	804,072
Banco Santander Chile,
Sr. Unsec’d. Notes, 144A (Chile)
3.75%	09/22/15	Aa3		1,000	1,007,500
Banco Votorantim SA,
Sr. Unsec’d. Notes, 144A (Brazil)
5.25%	02/11/16	Baa1		800	810,145
Bank of Montreal,
Covered Bonds, 144A (Canada)
2.85%	06/09/15	Aaa		1,000	1,036,084
Banque Centrale de Tunisie,
Sr. Unsec’d. Notes (Tunisia)
3.28%	08/09/27	BBB-(d)	JPY	100,000	892,752
7.375%	04/25/12	Baa2		1,250	1,297,175
BBVA Bancomer SA, (Mexico)
Jr. Sub. Notes, 144A
7.25%	04/22/20	A3		550	577,500
Sr. Unsec’d. Notes, 144A
4.50%	03/10/16	A1		700	712,250
Sub. Notes, 144A
6.50%	03/10/21	A2		1,850	1,887,000
Continental Senior Trustees Cayman Ltd.,
Sr. Unsec’d. Notes, 144A (Cayman Islands)
5.50%	11/18/20	BBB-(d)		600	557,507
Credit Suisse,
Sr. Unsec’d. Notes (Switzerland)
1.241%(c)	01/14/14	Aa1		3,100	3,112,384
Fortis Bank Nederland NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.375%	05/19/14	Aaa	EUR	4,700	7,012,507

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
ICICI Bank Ltd.,
Bonds, 144A (India)
2.008%(c)	02/24/14	Baa2		$400	$397,494
Sr. Unsec’d. Notes (India)
5.75%	11/16/20	Baa2		250	245,762
Sr. Unsec’d. Notes, 144A (United Arab Emirates)
4.75%	11/25/16	Baa2		1,000	997,743
Sr. Unsec’d. Notes, 144A (India)
5.75%	11/16/20	Baa2		850	835,590
Intesa Sanpaolo SpA, (Italy)
Notes, 144A
2.658%(c)	02/24/14	Aa3		1,100	1,097,307
Sr. Unsec’d. Notes, 144A
6.50%	02/24/21	Aa3		600	625,755
Korea Exchange Bank,
Sr. Unsec’d. Notes (South Korea)
4.875%	01/14/16	A2		600	631,311
Kreditanstalt Fuer Wiederaufbau, (Germany)
Gov’t. Gtd. Notes
1.25%	06/17/13	Aaa	EUR	400	573,654
3.875%	01/21/19	Aaa	EUR	400	600,820
Gov’t. Gtd. Notes, MTN
4.375%	07/04/18	Aaa	EUR	1,700	2,637,707
National Bank of Canada,
Covered Bonds, 144A (Canada)
1.65%	01/30/14	Aaa		1,300	1,318,450
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A (Sweden)
1.181%(c)	01/14/14	Aa2		1,500	1,513,132
Russian Agricultural Bank OJSC Via RSHB
Capital SA, (Luxembourg)
Sr. Sec’d. Notes
7.175%	05/16/13	Baa1		2,000	2,155,000
Sr. Sec’d. Notes, 144A
6.299%	05/15/17	Baa1		2,500	2,656,250
Sberbank of Russia Via SB Capital SA,
Sr. Unsec’d. Notes (Luxembourg)
5.40%	03/24/17	A3		100	103,750
Sberbank Via SB Capital SA,
Sr. Unsec’d. Notes (Luxembourg)
5.499%	07/07/15	A3		2,800	2,964,500
Shinhan Bank,
Sr. Unsec’d. Notes (South Korea)(g)
4.375%	09/15/15	A1		300	311,588
Turkiye Garanti Bankasi A/S,
Sr. Unsec’d. Notes, 144A (Turkey)(g)
2.774%(c)	04/20/16	Ba1		1,300	1,290,250
UBS AG,
Sr. Unsec’d. Notes (Switzerland)
2.25%	08/12/13	Aa3		1,100	1,118,932
VTB Bank Via VTB Capital SA,
Sr. Unsec’d. Notes (Luxembourg)
6.609%	10/31/12	Baa1		2,000	2,113,000

					49,177,293

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Commercial Services & Supplies
Speedy Cash, Inc.,
Sr. Sec’d. Notes, 144A
10.75%	05/15/18	B3		$1,125	$1,150,312

Distribution/Wholesale
Baker & Taylor, Inc.,
Sec’d. Notes, 144A
11.50%	07/01/13	B3		375	316,875

Diversified Financial Services — 0.7%
AK Transneft OJSC Via TransCapitalInvest Ltd., (Ireland)
Gtd. Notes
8.70%	08/07/18	Baa1		2,800	3,440,500
Sec’d. Notes
6.103%	06/27/12	Baa1		1,600	1,668,752
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.306%(c)	02/24/12	A2		200	199,804
AngloGold Ashanti Holdings PLC,
Gtd. Notes (United Kingdom)
5.375%	04/15/20	Baa3		300	295,384
6.50%	04/15/40	Baa3		200	190,768
Axiata SPV1 Labuan Ltd.,
Gtd. Notes (Malaysia)
5.375%	04/28/20	Baa2		700	720,800
BA Covered Bond Issuer,
Covered Bonds, MTN
4.125%	04/05/12	Aa2	EUR	1,200	1,761,417
Bank of America Corp.,
Sub. Notes, MTN
4.00%(c)	03/28/18	A3	EUR	600	792,925
BM&FBovespa SA,
Sr. Unsec’d. Notes, 144A (Brazil)
5.50%	07/16/20	Baa1		300	310,650
CNG Holdings Inc,
Sr. Sec’d. Notes, 144A
12.25%	02/15/15	B3		750	811,875
Credit Agricole Home Loan SFH,
Covered Bonds, 144A (France)
1.024%(c)	07/21/14	Aaa		1,400	1,400,626
DanFin Funding Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (Ireland)
0.976%(c)	07/16/13	Aaa		400	399,846
Fibria Overseas Finance Ltd.,
Gtd. Notes, 144A (Cayman Islands)
7.50%	05/04/20	Ba1		800	871,040
Gazprom Via White Nights Finance BV,
Sec’d. Notes (Netherlands)
10.50%	03/08/14	Baa1		2,000	2,389,600
Hyundai Capital Services, Inc., (South Korea)
Sr. Unsec’d. Notes
6.00%	05/05/15	Baa2		300	327,838
Sr. Unsec’d. Notes, 144A
4.375%	07/27/16	Baa2		1,700	1,743,219
Intergas Finance BV,
Gtd. Notes (Netherlands)
6.875%	11/04/11	Baa3		105	106,575

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.50%	09/01/14	Ba3		$400	$424,000
6.75%	09/01/16	Ba3		400	426,000
7.125%	09/01/18	Ba3		100	107,000
Sr. Unsec’d. Notes
5.875%	05/01/13	B1		700	716,625
6.375%	03/25/13	B1		1,700	1,751,000
Sr. Unsec’d. Notes, MTN
5.625%	09/20/13	B1		500	507,500
IPIC GMTN Ltd.,
Gtd. Notes, 144A (Cayman Islands)
3.125%	11/15/15	Aa3		250	246,566
5.00%	11/15/20	Aa3		900	891,000
Jack Cooper Holdings Corp.,
Sr. Sec’d. Notes, 144A
12.75%	12/15/15	NR		825	874,500
Jasper Explorer Ltd.,
Gtd. Notes (Cyprus)
13.50%	05/27/16	NR		700	690,070
JPMorgan Chase & Co.,
Jr. Sub. Notes
7.90%(c)	04/29/49	Baa1		800	859,272
Sr. Unsec’d. Notes
6.30%	04/23/19	Aa3		400	450,854
Sr. Unsec’d. Notes, MTN
0.997%(c)	05/02/14	Aa3		700	699,015
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes, 144A (Netherlands)
6.375%	10/06/20	Baa3		600	640,800
Landry’s Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.50%	06/01/14	Caa1		205	204,487
LeasePlan Corp. NV, (Netherlands)
Gov’t. Liquid Gtd. Notes, 144A
3.00%	05/07/12	Aaa		300	306,666
Gov’t. Liquid Gtd. Notes, MTN
3.25%	05/22/14	Aaa	EUR	200	297,414
Macquarie Bank Ltd., (Australia)
Gov’t. Liquid Gtd. Notes (g)
4.10%	12/17/13	Aaa		2,300	2,473,901
Gov’t. Liquid Gtd. Notes, 144A
2.60%	01/20/12	Aaa		200	202,479
Merrill Lynch & Co., Inc.,
Notes, MTN
0.482%(c)	06/05/12	A2		300	299,432
Sr. Unsec’d. Notes, MTN
1.004%(c)	02/21/12	A2	GBP	100	159,675
1.621%(c)	01/31/14	A2	EUR	2,400	3,399,151
2.276%(c)	09/27/12	A2	EUR	400	568,246
6.05%	08/15/12	A2		1,600	1,684,338
Sr. Unsub. Notes, MTN
1.561%(c)	10/31/11	A2	EUR	100	143,993
Sub. Notes, MTN
2.019%(c)	09/14/18	A3	EUR	600	741,233

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes
1.253%(c)	04/29/13	A2		$100	$99,818
Sr. Unsec’d. Notes, MTN
1.73%(c)	11/29/13	A2	EUR	1,900	2,683,544
1.752%(c)	01/16/17	A2	EUR	100	134,091
1.76%(c)	03/01/13	A2	EUR	600	859,139
2.761%(c)	05/14/13	A2		400	410,688
Odebrecht Drilling Norbe VIII/IX Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
6.35%	06/30/21	Baa3		1,600	1,688,000
QNB Finance Ltd.,
Bank Gtd. Notes (Cayman Islands)
3.125%	11/16/15	Aa3		300	297,750
RZD Capital Ltd.,
Sr. Sec’d. Notes, MTN (Ireland)
5.739%	04/03/17	Baa1		4,100	4,356,250
Springleaf Finance Corp.,
Sr. Unsec’d. Notes, MTN
5.625%	08/17/11	B3		325	325,611
TMX Finance LLC/TitleMax Finance Corp.,
Sr. Sec’d. Notes
13.25%	07/15/15	B2		700	785,750
Vnesheconombank Via VEB Finance Ltd.,
Bank Gtd. Notes, 144A (Ireland)
6.80%	11/22/25	Baa1		700	702,598
Waha Aerospace BV, (Netherlands)
Gov’t. Gtd. Notes
3.925%	07/28/20	Aa2		1,235	1,250,437
Gov’t. Gtd. Notes, 144A
3.925%	07/28/20	Aa2		665	673,312

					51,463,824

Diversified Operations — 0.1%
Noble Group Ltd., (Bermuda)
Sr. Unsec’d. Notes
6.75%	01/29/20	Baa3		1,900	1,995,000
Sr. Unsec’d. Notes, 144A
6.75%	01/29/20	Baa3		400	420,000

					2,415,000

Electric — 0.2%
AES Andres Dominicana/Itabo Dominicana Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
9.50%	11/12/20	B-(d)		1,900	2,025,400
Centrais Eletricas Brasileiras SA, (Brazil)
Sr. Unsec’d. Notes
6.875%	07/30/19	BBB-(d)		400	453,000
Sr. Unsec’d. Notes, 144A
6.875%	07/30/19	BBB-(d)		1,200	1,359,000
Comision Federal de Electricidad,
Sr. Notes, 144A (Mexico)(g)
4.875%	05/26/21	Baa1		1,000	998,600
E.Cl SA,
Sr. Unsec’d. Notes, 144A (Chile)
5.625%	01/15/21	BBB-(d)		800	827,230

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Electric (cont’d.)
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes, 144A (Israel)
7.25%	01/15/19	Baa2		$500	$549,049
Korea Hydro & Nuclear Power Co. Ltd.,
Sr. Unsec’d. Notes (South Korea)
6.25%	06/17/14	A1		600	658,246
Listrindo Capital BV,
Gtd. Notes (Netherlands)
9.25%	01/29/15	Ba2		100	109,500
Majapahit Holding BV, (Netherlands)
Gtd. Notes
7.25%	10/17/11	Ba1		900	912,214
7.25%	06/28/17	Ba1		100	113,046
7.75%	10/17/16	Ba1		100	115,884
7.75%	01/20/20	Ba1		2,250	2,632,500
Gtd. Notes, 144A
7.25%	06/28/17	Ba1		1,000	1,136,200
7.75%	10/17/16	Ba1		100	116,000
7.75%	01/20/20	Ba1		200	234,000
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.50%	12/15/20	Ba1		600	619,620

					12,859,489

Electric Utilities
Enersis SA,
Sr. Unsec’d. Notes (Cayman Islands)
7.375%	01/15/14	Baa2		1,100	1,224,839

Electronic Components & Equipment
NXP BV/NXP Funding LLC,
Sr. Sec’d. Notes (Netherlands)
4.077%(c)	10/15/13	B3	EUR	542	779,733

Energy – Alternate Sources
Greenhouse Holdings, Inc.(g)
12.00%	05/01/12	NR		63	51,578
LDK Solar Co. Ltd.,
Sr. Unsec’d. Notes (Cayman Islands)
4.75%	04/15/13	NR		175	161,438

					213,016

Entertainment & Leisure
Pegasus Solutions, Inc.,
Sr. Sec’d. Notes, 144A, PIK
13.00%	04/15/14	NR		369	355,261
Wallace Theater Holdings, Inc.,
Sr. Sec’d. Notes, 144A
12.50%(c)	06/15/13	CCC(d)		400	391,000
WMG Acquisition Corp.,
Gtd. Notes
7.375%	04/15/14	B1		245	248,675

					994,936

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Financial – Bank & Trust — 1.1%
Abbey National Treasury Services PLC, (United Kingdom)
Covered Bonds
3.125%	06/30/14	Aaa	EUR	3,100	$4,486,274
Covered Bonds, MTN
3.625%	10/05/17	Aaa	EUR	800	1,122,654
ABN Amro Bank NV,
Covered Bonds, MTN (Netherlands)
3.25%	01/18/13	Aaa	EUR	300	441,322
Achmea Hypotheekbank NV,
Gov’t. Liquid Gtd. Notes, 144A (Netherlands)
3.20%	11/03/14	Aaa		$400	419,841
Ally Credit Canada Ltd.,
Gtd. Notes, MTN (Canada)
6.00%	05/23/12	B1	EUR	900	1,321,457
Ally Financial, Inc.,
Gtd. Notes
3.647%(c)	06/20/14	B1		1,100	1,075,438
6.00%	12/15/11	B1		110	111,375
6.875%	09/15/11	B1		500	503,750
6.875%	08/28/12	B1		1,300	1,342,250
Banco del Estado de Chile,
Sr. Unsec’d. Notes, 144A (Chile)
4.125%	10/07/20	Aa3		600	578,479
Bank of Scotland PLC,
Covered Bonds, MTN (United Kingdom)
4.375%	07/13/16	Aaa	EUR	100	148,577
BNP Paribas Home Loan Covered Bonds SA, (France)
Covered Bonds, 144A
2.20%	11/02/15	Aaa		2,000	1,954,472
Covered Bonds, MTN
3.00%	07/23/13	Aaa	EUR	300	439,761
4.75%	05/28/13	Aaa	EUR	200	303,214
BPCE SA,
Sr. Unsec’d. Notes, 144A (France)
2.375%	10/04/13	Aa3		1,500	1,501,032
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.50%	12/14/16	B(d)		300	311,393
Cie de Financement Foncier,
Covered Bonds, 144A (France)
1.625%	07/23/12	Aaa		1,600	1,612,838
2.125%	04/22/13	Aaa		1,600	1,623,862
2.50%	09/16/15	Aaa		900	891,582
Citigroup, Inc.,
Sr. Sub. Notes
0.522%(c)	06/09/16	Baa1		700	643,414
Sr. Unsec’d. Notes
5.25%	02/27/12	A3		300	308,696
5.50%	10/15/14	A3		400	434,993
Sr. Unsec’d. Notes, MTN
0.922%(c)	08/10/11	A3	GBP	100	160,313
1.624%(c)	02/09/16	A3	EUR	200	274,498
6.40%	03/27/13	A3	EUR	100	152,593
7.375%	06/16/14	A3	EUR	2,200	3,508,027

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Financial – Bank & Trust (cont’d.)
Compagnie de Financement Foncier,
Covered Bonds, MTN (France)
4.00%	07/21/11	Aaa	EUR	100	$145,175
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, 144A (France)
0.652%(c)	03/05/13	Aa1		$300	299,149
0.753%(c)	04/29/14	Aa1		1,500	1,494,190
2.00%	03/05/13	Aa1		1,000	1,006,123
2.75%	01/10/14	Aa1		4,700	4,781,418
2.75%	04/29/14	Aa1		2,800	2,838,080
DnB NOR Boligkreditt, (Norway)
Covered Bonds, 144A
2.10%	10/14/16	Aaa		1,200	1,185,952
Covered Bonds, MTN
2.375%	07/20/16	Aaa	EUR	100	139,527
4.625%	07/03/13	Aaa	EUR	800	1,190,464
Export-Import Bank of Korea,
Sr. Unsec’d. Notes (South Korea)
1.30%(c)	03/13/12	A1		800	799,961
5.125%	06/29/20	A1		500	505,987
HBOS Capital Funding LP,
Ltd. Gtd. Notes (United Kingdom)
6.461%(c)	11/29/49	BB(d)	GBP	100	128,798
HBOS Euro Finance LP,
Ltd. Gtd. Notes (United Kingdom)
7.627%(c)	12/29/49	Ba2	EUR	300	398,068
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.625%(c)	07/19/12	A3		500	499,739
IKB Deutsche Industriebank AG,
Gov’t. Liquid Gtd. Notes (Germany)
2.125%	09/10/12	Aaa	EUR	1,100	1,599,703
2.875%	01/27/12	Aaa	EUR	1,600	2,336,903
ING Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.668%(c)	06/24/14	AAA(d)	AUD	1,200	1,295,537
ING Bank NV, (Netherlands)
Covered Bonds, 144A
2.50%	01/14/16	Aaa		1,100	1,090,847
Sr. Unsec’d. Notes, 144A
1.046%(c)	03/30/12	Aa3		1,300	1,305,043
Investec Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.00%	02/27/14	Aaa	AUD	700	742,990
Lloyds TSB Bank PLC, (United Kingdom)
Jr. Sub. Notes, 144A
12.00%(c)	12/29/49	Ba1		200	215,793
Sr. Unsec’d. Notes
2.624%(c)	01/24/14	Aa3		1,000	1,013,909
National Australia Bank Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
0.793%(c)	07/08/14	Aaa		2,000	2,018,526
NIBC Bank NV,
Gov’t. Liquid Gtd. Notes, 144A (Netherlands)
2.80%	12/02/14	Aaa		1,500	1,561,540

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Financial – Bank & Trust (cont’d.)
Rabobank Nederland NV,
Jr. Sub. Notes, 144A (Netherlands)
11.00%(c)	06/29/49	A2		$400	$510,400
Royal Bank of Scotland Group PLC, (United Kingdom)
Gov’t. Liquid Gtd. Notes, 144A
0.514%(c)	03/30/12	Aaa		2,700	2,703,154
Jr. Sub. Notes, 144A
6.99%	10/29/49	Ba3		400	360,000
Royal Bank of Scotland PLC (The), (United Kingdom)
Bank Gtd. Notes
4.875%	03/16/15	Aa3		300	311,348
Covered Bonds, MTN
2.75%	06/18/13	Aaa	EUR	900	1,309,336
Gov’t. Liquid Gtd. Notes, 144A
1.45%	10/20/11	Aaa		1,500	1,504,909
3.00%	12/09/11	Aaa		100	101,144
Gov’t. Liquid Gtd. Notes, MTN
3.75%	11/14/11	Aaa	EUR	500	730,430
4.375%	03/27/12	Aaa	AUD	400	426,483
Gtd. Notes
2.679%(c)	08/23/13	Aa3		2,600	2,666,747
Santander US Debt SA Unipersonal,
Bank Gtd. Notes, 144A (Spain)
1.046%(c)	03/30/12	Aa2		1,100	1,100,090
SNS Bank NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.50%	03/10/14	Aaa	EUR	300	449,665
Stadshypotek AB,
Covered Bonds, 144A (Sweden)
0.796%(c)	09/30/13	Aaa		600	600,000
1.45%	09/30/13	Aaa		600	603,913
State Bank of India,
Sr. Unsec’d. Notes, 144A (India)
4.50%	07/27/15	Baa2		2,200	2,262,613
Suncorp Group Ltd., (Australia)
Gov’t. Liquid Gtd. Notes
5.387%(c)	09/11/13	Aaa	AUD	1,000	1,073,997
Gov’t. Liquid Gtd. Notes, MTN
4.00%	01/16/14	Aaa	GBP	700	1,187,378
Wachovia Corp.,
Sr. Unsec’d. Notes, MTN
1.57%(c)	02/13/14	A1	EUR	1,200	1,704,926
Westpac Banking Corp.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
0.439%(c)	12/14/12	Aaa		3,100	3,100,939
3.585%	08/14/14	Aaa		400	425,964
Westpac Securities NZ Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (New Zealand)
2.50%	05/25/12	Aaa		200	203,231
WM Covered Bond Program,
Covered Bonds, MTN
3.875%	09/27/11	AA(d)	EUR	1,700	2,475,635
4.375%	05/19/14	AA(d)	EUR	300	448,050

					80,525,879

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Financial Services — 0.3%
CEDC Finance Corp. International, Inc.,
Sr. Sec’d. Notes, 144A
9.125%	12/01/16	B1		$200	$182,500
Countrywide Financial Corp.,
Gtd. Notes, MTN
0.708%(c)	05/07/12	A2		1,300	1,300,342
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
7.25%	10/25/11	Ba2		100	101,501
7.50%	08/01/12	Ba2		1,100	1,151,044
8.00%	06/01/14	Ba2		500	548,521
9.875%	08/10/11	Ba2		1,100	1,106,960
General Electric Capital Corp.,
FDIC Gtd. Notes, MTN
0.247%(c)	12/21/12	Aaa		3,000	3,002,466
0.424%(c)	06/01/12	Aaa		3,500	3,507,836
Sr. Unsec’d. Notes, MTN
0.247%(c)	09/20/13	Aa2		1,300	1,269,970
Interoceanica IV Finance Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
6.028%(s)	11/30/18	Baa3		255	203,698
Interoceanica V Finance Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
8.682%(s)	05/15/30	NR		400	121,054
LBG Capital No.1 PLC,
Bank Gtd. Notes (United Kingdom)
8.50%	12/14/49	B+(d)		300	283,027
11.04%	03/19/20	Ba3	GBP	800	1,377,052
LBG Capital No.2 PLC,
Bank Gtd. Notes (United Kingdom)
7.625%	12/09/19	Ba2	GBP	900	1,285,570
Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates, 144A (Cayman Islands)
4.344% (s)	05/31/18	Baa3		377	322,870
Temasek Financial I Ltd., (Singapore)
Gtd. Notes
5.375%	11/23/39	Aaa		400	415,214
Gtd. Notes, 144A
4.30%	10/25/19	Aaa		250	259,574
5.375%	11/23/39	Aaa		250	259,508
TNK-BP Finance SA,
Gtd. Notes (Luxembourg)
6.625%	03/20/17	Baa2		1,200	1,300,320
7.25%	02/02/20	Baa2		700	773,500
7.875%	03/13/18	Baa2		2,800	3,213,000

					21,985,527

Healthcare Products
Boston Scientific Corp.,
Sr. Unsec’d. Notes
5.45%	06/15/14	Ba1		500	543,353
Merge Healthcare, Inc.,
Sr. Sec’d. Notes
11.75%	05/01/15	B2		255	272,850

					816,203

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Healthcare Providers & Services
Adcare Health Systems,
Unsec’d. Notes(g)
10.00%	10/26/13	NR		$200	$269,196
Oncology, Inc., Escrow*
Zero	12/31/11	NR		621	—
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
6.375%	12/01/11	Caa1		170	171,063

					440,259

Holding Companies – Diversified
Hutchison Whampoa International Ltd.,
Gtd. Notes (Cayman Islands)
5.75%	09/11/19	A3		500	533,947
Sinochem Overseas Capital Co. Ltd.,
Gtd. Notes, 144A (British Virgin Islands)
4.50%	11/12/20	Baa1		800	767,021

					1,300,968

Hotels, Restaurants & Leisure
Mandalay Resort Group,
Gtd. Notes
6.375%	12/15/11	Caa1		375	378,281

Insurance — 0.1%
American International Group, Inc.,
Jr. Sub. Debs.
8.175%(c)	05/15/68	Baa2		100	109,260
Jr. Sub. Notes
5.75%(c)	03/15/67	Baa2	GBP	400	542,475
8.625%(c)	05/22/68	Baa2	GBP	1,100	1,818,415
Sr. Unsec’d. Notes
6.25%	05/01/36	Baa1		800	813,203
Sr. Unsec’d. Notes, MTN
5.85%	01/16/18	Baa1		100	104,638
ING Capital Funding Trust III,
Gtd. Notes
3.846%(c)	12/29/49	B1		475	448,579
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
10.75%(c)	06/15/88	Baa3		425	564,188

					4,400,758

Internet Software & Services
Friendfinder.Net,
Sec’d. Notes, 144A, PIK
11.50%	04/30/14	CCC+(d)		225	181,125

Investment Companies
FIH Erhvervsbank A/S,
Gov’t. Liquid Gtd. Notes, 144A (Denmark)
2.00%	06/12/13	Aaa		100	102,224
Offshore Group Investments Ltd., (Cayman Islands)
Sr. Sec’d. Notes
11.50%	08/01/15	B3		255	277,312
Sr. Sec’d. Notes, 144A
11.50%	08/01/15	B3		100	108,750

					488,286

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Media
Columbus International, Inc.,
Sr. Sec’d. Notes, 144A (Barbados)
11.50%	11/20/14	B2	$700	$795,375
CW Media Holdings, Inc.,
Gtd. Notes, 144A, PIK (Canada)
13.50%	08/15/15	Ba2	623	673,359
MediMedia USA, Inc.,
Sr. Sub. Notes, 144A
11.375%	11/15/14	Caa2	300	258,000
Videotron Ltee,
Gtd. Notes (Canada)
6.875%	01/15/14	Ba1	61	61,686

				1,788,420

Metals & Mining — 0.2%
Adaro Indonesia PT,
Gtd. Notes (Indonesia)
7.625%	10/22/19	Ba1	900	999,000
ALROSA Finance SA,
Gtd. Notes, 144A (Luxembourg)
7.75%	11/03/20	Ba3	900	978,750
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes (Chile)
5.625%	09/21/35	A1	600	608,383
CSN Islands IX Corp.,
Gtd. Notes (Cayman Islands)
10.00%	01/15/15	Ba1	700	834,750
CSN Islands XI Corp., (Cayman Islands)
Gtd. Notes(g)
6.875%	09/21/19	Ba1	1,800	1,964,250
Gtd. Notes, 144A
6.875%	09/21/19	Ba1	2,000	2,182,500
Gerdau Holdings, Inc.,
Gtd. Notes, 144A
7.00%	01/20/20	BBB-(d)	300	333,000
Gold Fields Orogen Holding BVI Ltd.,
(British Virgin Islands)
Gtd. Notes
4.875%	10/07/20	Baa3	200	189,308
Gtd. Notes, 144A
4.875%	10/07/20	Baa3	900	851,885
GTL Trade Finance, Inc.,
Gtd. Notes, 144A (British Virgin Islands)
7.25%	10/20/17	BBB-(d)	2,100	2,352,000
Indo Energy Finance BV,
Gtd. Notes, 144A (Netherlands)
7.00%	05/07/18	B1	500	510,574
Jaguar Mining, Inc.,
Sr. Unsec’d. Notes, 144A (Canada)
5.50%	03/31/16	NR	500	471,875
Severstal OAO Via Steel Capital SA, (Luxembourg)
Notes
6.70%	10/25/17	Ba3	600	613,500
Notes, 144A
6.70%	10/25/17	Ba2	600	610,500

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Vale Overseas Ltd.,
Gtd. Notes (Cayman Islands)
4.625%	09/15/20	Baa2		$500	$497,269
6.875%	11/10/39	Baa2		1,300	1,412,814
8.25%	01/17/34	Baa2		1,200	1,468,059

					16,878,417

Multiline Retail
Dollar General Corp.,
Gtd. Notes
10.625%	07/15/15	B1		510	538,020
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.95%	04/01/17	Ba1		1,000	1,126,250

					1,664,270

Office Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
11.00%	10/12/15	Caa1		42	44,205
Gtd. Notes, PIK
11.50%	10/12/15	Caa1		246	259,780

					303,985

Oil, Gas & Consumable Fuels — 0.9%
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp.,
Sec’d. Notes, 144A
13.75%	12/01/15	Caa2		600	603,000
BP Capital Markets PLC, (United Kingdom)
Gtd. Notes
3.125%	10/01/15	A2		1,000	1,026,695
Gtd. Notes, MTN
3.83%	10/06/17	A2	EUR	100	145,411
CCS, Inc.,
Sr. Notes, 144A (Canada)
11.00%	11/15/15	Caa2		575	603,750
Compton Petroleum Finance Corp.,
Gtd. Notes (Canada)
10.00%	09/15/11	NR		425	301,750
Ecopetrol SA,
Sr. Unsec’d. Notes (Colombia)
7.625%	07/23/19	Baa2		4,100	4,909,750
ENN Energy Holdings Ltd.,
Sr. Unsec’d. Notes, 144A (Cayman Islands)
6.00%	05/13/21	Baa3		400	393,026
Floatel Superior Ltd.,
Sec’d. Notes (Bermuda)
13.00%	09/02/15	NR		200	218,000
Gazprom Via Gaz Capital SA, (Luxembourg)
Gtd. Notes
8.146%	04/11/18	Baa1		4,000	4,680,000
Sec’d. Notes
8.125%	07/31/14	Baa1		500	566,875
Sr. Unsec’d. Notes, 144A
5.092%	11/29/15	Baa1		1,500	1,558,125

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Global Rig Co. ASA,
Gtd. Notes (Norway)
13.00%	06/15/15	NR		$500	$502,500
Golden Close Maritime Corp.,
Sr. Sec’d. Notes, MTN (Bermuda)
11.00%	12/09/15	NR		300	321,000
Indian Oil Corp Ltd.,
Unsec’d. Notes (India)
4.75%	01/22/15	Baa3		900	937,048
Interoil Exploration and Production ASA,
Sr. Unsec’d. Notes (Norway)
15.00%	03/14/14	NR	NOK	1,000	179,791
KazMunayGas National Co., (Kazakhstan)
Notes
7.00%	05/05/20	Baa3		3,200	3,524,480
Sr. Unsec’d. Notes, 144A
6.375%	04/09/21	Baa3		4,300	4,488,125
7.00%	05/05/20	Baa3		900	991,260
Nakilat, Inc.,
Sr. Sec’d. Notes (Qatar)(g)
6.067%	12/31/33	Aa3		100	103,000
Novatek Finance Ltd.,
Notes, 144A (Ireland)
6.604%	02/03/21	Baa3		1,200	1,254,000
Panoro Energy ASA,
Sr. Sec’d. Notes, 144A (Norway)
12.00%	11/15/18	NR		300	306,000
Pemex Project Funding Master Trust,
Gtd. Notes
5.50%	02/24/25	Baa1	EUR	300	418,080
5.75%	03/01/18	Baa1		400	438,602
6.625%	06/15/35	Baa1		2,400	2,529,658
Petrobakken Energy Ltd.,
Sr. Unsec’d. Notes (Canada)
3.125%	02/08/16	NR		800	756,000
Petrobras International Finance Co.,
Gtd. Notes (Cayman Islands)
3.875%	01/27/16	A3		1,300	1,326,359
5.375%	01/27/21	A3		300	308,043
6.875%	01/20/40	A3		400	425,904
7.875%	03/15/19	A3		3,330	4,032,344
Petroleos de Venezuela SA, (Venezuela)
Gtd. Notes
5.25%	04/12/17	B+(d)		3,400	2,133,500
5.50%	04/12/37	B+(d)		200	99,000
8.50%	11/02/17	B+(d)		3,400	2,521,100
Sr. Unsec’d. Notes
4.90%	10/28/14	NR		2,200	1,699,500
5.00%	10/28/15	NR		1,100	759,000
Petroleos Mexicanos, (Mexico)
Gtd. Notes
5.50%	01/21/21	Baa1		4,300	4,508,550
8.00%	05/03/19	Baa1		2,900	3,575,700
Gtd. Notes, 144A (g)
6.50%	06/02/41	Baa1		3,100	3,145,406

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Petroleum Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes (Trinidad & Tobago)
9.75%	08/14/19	Baa3		$2,000	$2,415,000
Petronas Capital Ltd.,
Gtd. Notes (Malaysia)
5.25%	08/12/19	A1		400	430,835
Polarcus Alima A/S,
Sr. Sec’d. Notes (Norway)
12.50%	10/29/15	NR		400	400,000
Ras Laffan Liquefied Natural Gas Co. Ltd. II,
Sr. Sec’d. Notes (Qatar)
5.298%	09/30/20	Aa3		1,244	1,325,174
Ras Laffan Liquefied Natural Gas Co. Ltd. III,
Sr. Sec’d. Notes (Qatar)(g)
6.75%	09/30/19	Aa3		2,500	2,878,202
Sevan Marine ASA,
Sr. Unsec’d. Notes (Norway)
14.00%	12/22/14	NR	NOK	1,500	130,673
Tengizchevroil Finance Co. SARL,
Sr. Sec’d. Notes (Luxembourg)(g)
6.124%	11/15/14	Baa3		701	740,923
Transocean, Inc.,
Gtd. Notes (Cayman Islands)
4.95%	11/15/15	Baa3		300	324,526

					64,935,665

Paper & Forest Products
Appleton Papers, Inc.,
Sec’d. Notes
11.25%	12/15/15	B3		255	257,550
Celulosa Arauco y Constitucion SA, (Chile)
Sr. Unsec’d. Notes
7.25%	07/29/19	Baa2		400	456,033
Sr. Unsec’d. Notes, 144A
5.00%	01/21/21	Baa2		100	99,015
Sino-Forest Corp., (Canada)
Gtd. Notes
6.25%	10/21/17	Ba2		200	91,000
Gtd. Notes, 144A
6.25%	10/21/17	Ba2		700	315,000

					1,218,598

Pharmaceuticals
KV Pharmaceutical Co.,
Sr. Sec’d. Notes, 144A
12.00%	03/15/15	NR		700	626,500

Real Estate
Qatari Diar Finance QSC,
Gov’t. Gtd. Notes (Qatar)
5.00%	07/21/20	Aa2		1,500	1,537,500
Sigma Capital Pte Ltd.,
Gtd. Notes (Singapore)
9.00%	04/30/15	B1		400	425,505

					1,963,005

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Real Estate Investment Trusts
Rouse Co. LP (The),
Sr. Unsec’d. Notes
6.75%	11/09/15	BB+(d)		$255	$262,969

Retail & Merchandising
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
9.25%	11/15/14	B2		755	785,200

Savings & Loan — 0.1%
Nationwide Building Society, (United Kingdom)
Covered Bonds
2.875%	09/14/15	Aaa	EUR	400	568,259
5.50%	07/18/12	Aaa		1,900	1,982,623
Covered Bonds, MTN
4.125%	02/27/12	Aaa	EUR	400	587,666
4.625%	09/13/12	Aaa	EUR	1,000	1,489,573
Washington Mutual, Inc.,
Sr. Unsec’d. Notes(i)
4.00%	01/15/09	NR		375	409,688

					5,037,809

Semiconductors & Semiconductor Equipment
STATS ChipPAC Ltd.,
Gtd. Notes, 144A (Singapore)
5.375%	03/31/16	Ba1		1,500	1,466,360

Telecommunications — 0.1%
Embarq Corp.,
Sr. Unsec’d. Notes
7.082%	06/01/16	Baa3		1,100	1,222,782
Global Crossing UK Finance PLC,
Sr. Sec’d. Notes (United Kingdom)
10.75%	12/15/14	B3		200	208,750
Interactive Network, Inc./Friendfinder Networks, Inc.,
Sr. Sec’d. Notes, 144A
14.00%	09/30/13	B(d)		92	96,745
KT Corp., (South Korea)
Sr. Notes
4.875%	07/15/15	A3		140	149,894
Sr. Unsec’d. Notes(g)
5.875%	06/24/14	A3		460	501,434
Primus Telecommunications Holding, Inc./
Primus Telecommunications Canada Inc.,
Sr. Sec’d. Notes, 144A
13.00%	12/15/16	B3		125	143,750
Qtel International Finance Ltd.,
Gtd. Notes, 144A (Bermuda)
4.75%	02/16/21	A2		750	731,250
TDC A/S,
Sr. Unsec’d. Notes (Denmark)
3.50%	02/23/15	Baa2	EUR	1,000	1,463,905

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, (Ireland)
Sec’d. Notes
7.748%	02/02/21	Ba3	$400	$412,000
Sr. Unsec’d. Notes
9.125%	04/30/18	Ba3	1,000	1,128,750
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC,
Sec’d. Notes, 144A (Ireland)
6.493%	02/02/16	Ba3	300	309,000
7.748%	02/02/21	Ba3	300	309,000
Vimpelcom Holdings BV,
Gtd. Notes (Netherlands)(g)
4.973%(s)	06/29/14	NR	300	302,250
WCP Wireless Site Funding LLC/WCP Wireless Site Re Funding LLC,
Sr. Sec’d. Notes, 144A
6.829%	11/15/40	NR	375	380,899

				7,360,409

Textiles, Apparel & Luxury Goods
Broder Brothers Co.,
Sr. Unsec’d. Notes, 144A, PIK
12.00%	10/15/13	NR	475	473,812
Empire Today LLC/Empire Today Finance Corp.,
Sr. Sec’d. Notes, 144A
11.375%	02/01/17	B3	325	334,750
Unifi, Inc.,
Sr. Sec’d. Notes
11.50%	05/15/14	Caa1	326	337,003

				1,145,565

Transportation
Aviation Capital Group,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20	BBB-(d)	900	916,151
Boa Deep C A/S, Sr. Sec’d. Notes (Norway)
8.22%(c)	04/27/16	NR	NOK 2,500	444,844
DP World Ltd.,
Sr. Unsec’d. Notes (United Arab Emirates)
6.85%	07/02/37	Baa3	300	286,500
Ship Finance International Ltd.,
Gtd. Notes (Bermuda)
8.50%	12/15/13	B1	375	375,469
Western Express, Inc.,
Sr. Sec’d. Notes, 144A
12.50%	04/15/15	Caa1	225	212,625

				2,235,589

Utilities
Korea Electric Power Corp.,
Sr. Unsec’d. Notes, 144A (South Korea)
3.00%	10/05/15	A1	400	398,304

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Wireless Telecommunication Services
Digital Angel,
Notes(g)
16.00%	07/01/12	NR	$137	$135,100

TOTAL CORPORATE BONDS (cost $338,801,271)				351,961,428

MUNICIPAL BONDS — 0.1%
California — 0.1%
City of Riverside,
Revenue Bonds
7.455%	10/01/30	AA-(d)	600	693,306
Los Angeles County Public Works Financing Authority,
Revenue Bonds
7.618%	08/01/40	A1	600	644,328
Orange County Local Transportation Authority, Series A,
Revenue Bonds
6.908%	02/15/41	Aa2	600	684,144
State of California,
General Obligation Bonds
7.60%	11/01/40	A1	600	692,928
University of California Regents Medical Center, Series F,
Revenue Bonds
6.583%	05/15/49	Aa2	300	315,501
University of California,
Revenue Bonds
6.398%	05/15/31	Aa2	100	103,145
6.548%	05/15/48	Aa2	200	203,620

				3,336,972

Georgia
Municipal Electric Authority of Georgia,
Revenue Bonds
6.655%	04/01/57	A2	700	659,932

New Jersey
New Jersey State Turnpike Authority, Series A,
Revenue Bonds
7.102%	01/01/41	A3	600	697,656

Texas
State of Texas,
General Obligation Bonds
5.517%	04/01/39	Aaa	700	733,075

TOTAL MUNICIPAL BONDS (cost $5,000,423)				5,427,635

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN GOVERNMENT BONDS — 3.7%
Australia Government,
Sr. Unsec’d. Notes (Australia)
2.50%	09/20/30	Aaa	AUD	200	$217,225
3.00%	09/20/25	Aaa	AUD	600	716,594
4.00%	08/20/20	Aaa	AUD	200	358,994
Banco Nacional de Desenvolvimento Economico e Social, (Brazil)
Bonds
4.125%	09/15/17	Baa2	EUR	400	564,112
Sr. Unsec’d. Notes
6.369%	06/16/18	Baa2		$1,500	1,680,000
6.50%	06/10/19	Baa1		200	225,500
Bundesobligation,
Bonds (Germany)
3.50%	04/12/13	Aaa	EUR	2,200	3,297,001
Bundesrepublik Deutschland, Bonds (Germany)
3.75%	07/04/13	Aaa	EUR	2,000	3,022,303
3.75%	01/04/15	Aaa	EUR	700	1,075,814
4.25%	07/04/18	Aaa	EUR	2,100	3,349,743
4.75%	07/04/28	Aaa	EUR	2,300	3,786,371
5.625%	01/04/28	Aaa	EUR	6,300	11,362,347
6.50%	07/04/27	Aaa	EUR	7,700	15,102,532
Canada Housing Trust No. 1,
Gov’t. Gtd. Notes (Canada)
2.45%	12/15/15	Aaa	CAD	900	935,765
Canadian Government, Bonds (Canada)
1.75%	03/01/13	Aaa	CAD	8,300	8,641,140
2.50%	09/01/13	Aaa	CAD	3,200	3,378,572
2.75%	09/01/16	Aaa	CAD	1,700	1,793,915
4.50%	06/01/15	Aaa	CAD	4,000	4,520,794
FMS Wertmanagement,
Gov’t. Gtd. Notes (Germany)
(original cost $2,132,734;
purchased 01/13/11)(f)(g)
1.338%(c)	01/20/14	Aaa	EUR	1,600	2,332,156
France Government,
Bonds (France)
3.50%	04/25/15	Aaa	EUR	2,700	4,077,525
4.00%	04/25/18	Aaa	EUR	1,500	2,303,467
4.25%	10/25/18	Aaa	EUR	5,700	8,874,850
4.25%	10/25/23	Aaa	EUR	1,200	1,838,510
French Treasury Note
Notes (France)
3.75%	01/12/13	Aaa	EUR	1,900	2,842,919
Indonesia Government International Bond,
Sr. Unsec’d. Notes (Indonesia)
6.875%	03/09/17	Ba1		200	233,562
Instituto de Credito Oficial,
Gov’t. Gtd. Notes (Spain)(g)
3.276%(c)	03/25/14	Aa2	EUR	2,400	3,458,321
Italy Buoni Poliennali del Tesoro,
Bonds (Italy)
2.00%	06/01/13	Aa2	EUR	700	994,646

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN GOVERNMENT BONDS (Continued)
Italy Buoni Poliennali del Tesoro,
TIPS (Italy)
Bonds
2.10%	09/15/16	NR	EUR	1,000	$1,477,954
2.10%	09/15/21	Aa2	EUR	2,300	3,256,430
2.35%	09/15/19	Aa2	EUR	600	903,907
Sr. Unsec’d. Notes
2.60%	09/15/23	Aa2		$200	308,232
Italy Certificati di Credito del Tesoro,
Bonds (Italy)
2.426%(c)	10/15/17	Aa2	EUR	300	418,081
Kingdom of Bahrain,
Sr. Unsec’d. Notes (Bahrain)
5.50%	03/31/20	BBB(d)		800	782,000
Korea Housing Finance Corp.,
Covered Bonds
4.125%	12/15/15	Aa3		1,800	1,856,154
Mexican Bonos,
Bonds (Mexico)
7.50%	06/03/27	Baa1	MXN	5,000	423,094
Netherlands Government,
Bonds (Netherlands)
4.00%	07/15/19	Aaa	EUR	2,300	3,541,222
New South Wales Treasury Corp.,
Gov’t. Gtd. Notes (Australia)
2.75%	11/20/25	Aaa	AUD	700	808,173
New Zealand Government Bond,
Sr. Unsec’d. Notes (New Zealand)
5.00%	03/15/19	Aaa	NZD	6,900	5,747,123
6.00%	05/15/21	Aaa	NZD	3,100	2,741,664
New Zealand Government,
Sr. Unsec’d. Notes (New Zealand)
6.00%	12/15/17	Aaa	NZD	500	444,896
Penerbangan Malaysia Berhad,
Gov’t. Gtd. Notes (Malaysia)
5.625%	03/15/16	A3		500	553,753
Province of Ontario Canada,
Notes (Canada)
4.50%	12/02/12	Aa1	CAD	2,300	2,482,054
Republic of Panama,
Sr. Unsec’d. Notes (Panama)
5.20%	01/30/20	Baa3		2,000	2,194,000
8.125%	04/28/34	Baa3		2,000	2,700,000
9.375%	04/01/29	Baa3		1,300	1,917,773
Republic of Brazil,
Sr. Unsec’d. Notes (Brazil)
5.875%	01/15/19	Baa2		7,900	9,144,250
7.125%	01/20/37	Baa3		2,900	3,581,500
Republic of Colombia,
Sr. Unsec’d. Notes (Colombia)
2.068%(c)	11/16/15	Baa3		300	309,000
7.375%	01/27/17	Baa3		2,000	2,454,000
7.375%	03/18/19	Ba1		3,600	4,487,400
7.375%	09/18/37	Baa3		5,200	6,552,000
8.125%	05/21/24	Baa3		100	131,950

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN GOVERNMENT BONDS (Continued)
Republic of Gabonese,
Bonds (Gabon)
8.20%	12/12/17	BB-(d)		$2,700	$3,165,750
Republic of Guatemala,
Sr. Unsec’d. Notes (Guatemala)
9.25%	08/01/13	Ba1		500	560,000
Republic of Indonesia,
Sr. Unsec’d. Notes (Indonesia)
5.875%	03/13/20	Ba1		2,800	3,108,000
6.875%	03/09/17	Ba1		3,000	3,510,000
6.875%	01/17/18	Ba1		1,400	1,638,000
7.75%	01/17/38	Ba1		2,800	3,510,500
8.50%	10/12/35	Ba1		300	402,750
10.375%	05/04/14	Ba1		170	207,825
11.625%	03/04/19	Ba1		800	1,179,000
Republic of Peru,
Sr. Unsec’d. Notes (Peru)
7.125%	03/30/19	Baa3		4,000	4,812,000
7.35%	07/21/25	Baa3		2,100	2,565,150
8.75%	11/21/33	Baa3		639	871,277
Republic of Philippines,
Sr. Unsec’d. Notes (Philippines)
6.375%	01/15/32	Ba3		3,900	4,260,750
6.375%	10/23/34	Ba2		4,000	4,370,000
6.50%	01/20/20	Ba2		400	464,500
Republic of Poland,
Sr. Unsec’d. Notes (Poland)
6.375%	07/15/19	A2		4,650	5,312,625
Republic of Senegal,
Sr. Unsec’d. Notes (Senegal)(g)
8.75%	05/13/21	B1		600	617,220
Republic of South Africa, (South Africa)
Bonds
7.25%	01/15/20	A3	ZAR	2,600	356,097
8.25%	09/15/17	A3	ZAR	1,000	148,496
Sr. Unsec’d. Notes
5.50%	03/09/20	A3		1,500	1,638,750
6.50%	06/02/14	A3		1,350	1,514,700
6.875%	05/27/19	A3		300	357,750
Republic of Turkey,
Sr. Unsec’d. Notes (Turkey)
5.625%	03/30/21	Ba2		600	627,000
6.75%	05/30/40	Ba2		3,400	3,663,500
7.00%	09/26/16	Ba2		500	573,750
7.00%	03/11/19	Ba2		3,500	4,025,000
7.00%	06/05/20	Ba2		2,600	2,992,600
7.25%	03/15/15	Ba2		800	912,800
7.50%	07/14/17	Ba2		200	235,000
7.50%	11/07/19	Ba2		8,000	9,484,000
Republic of Uruguay, (Uruguay)
Sr. Unsec’d. Notes
6.875%	09/28/25	Ba1		600	729,000
Unsec’d. Notes
8.00%	11/18/22	Ba1		1,000	1,294,000
Russian Federation,
Sr. Unsec’d. Notes (Russia)
7.50%	03/31/30	Baa1		15,830	18,659,023

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN GOVERNMENT BONDS (Continued)
Russian Foreign Bond, (Russia)
Notes
3.625%	04/29/15	Baa1		$4,000	$4,110,000
Unsub. Notes
7.50%	03/31/30	Baa1		2,526	2,980,444
State of Qatar,
Sr. Unsec’d. Notes (Qatar)
4.00%	01/20/15	Aa2		100	104,750
5.25%	01/20/20	Aa2		4,200	4,477,200
6.40%	01/20/40	Aa2		100	110,500
6.55%	04/09/19	Aa2		100	116,375
United Kingdom Gilt,
Bonds (United Kingdom)
4.25%	12/07/27	Aaa	GBP	1,300	2,112,377
4.25%	03/07/36	Aaa	GBP	1,900	3,036,853
4.50%	03/07/19	Aaa	GBP	600	1,062,131
4.50%	09/07/34	Aaa	GBP	1,300	2,155,254
4.75%	12/07/30	Aaa	GBP	1,800	3,100,246
5.00%	03/07/25	Aaa	GBP	1,100	1,969,255
6.00%	12/07/28	Aaa	GBP	600	1,191,131
United Mexican States, (Mexico)
Sr. Unsec’d. Notes
5.625%	01/15/17	Baa1		200	227,300
5.75%	10/12/2110	Baa1		500	463,429
6.05%	01/11/40	Baa1		2,000	2,128,000
Sr. Unsec’d. Notes, MTN
5.50%	02/17/20	Baa1	EUR	100	154,587
6.75%	09/27/34	Baa1		2,000	2,327,300
Venezuela Government International,
Sr. Unsec’d. Notes (Venezuela)
7.65%	04/21/25	B2		2,150	1,397,500
7.75%	10/13/19	B2		6,000	4,335,000
8.25%	10/13/24	B2		7,850	5,338,000
8.50%	10/08/14	B2		200	182,500
9.00%	05/07/23	B2		1,400	1,011,500
9.25%	05/07/28	B2		600	427,500
9.375%	01/13/34	B2		100	71,250
12.75%	08/23/22	B2		100	89,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $274,612,051)					282,647,983

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.7%
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A
5.15%(c)	03/25/58	Aaa		713	734,380
American Home Mortgage Assets,
Series 2006-1, Class 2A1
0.376%(c)	05/25/46	Ca		212	118,709
Series 2006-4, Class 1A12
0.396%(c)	10/25/46	Ca		286	154,285
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
1.896%(c)	09/25/45	Ba3		32	26,495
Araan Residential Mortgages PLC,
Series 2010-1A, Class A1B
2.62%(c)	05/16/47	NR	EUR	438	635,014

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Arran Residential Mortgages Funding PLC,
Series 2011-1A, Class A2B (United Kingdom)
2.874%(c)	11/19/47	Aaa	EUR	1,600	$2,320,987
Banc of America Funding Corp.,
Series 2005-7, Class 4A3
5.75%	11/25/35	B1		$551	538,567
Series 2006-I, Class 4A1
5.952%(c)	10/20/46	CCC(d)		365	226,046
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
2.87%(c)	05/25/35	Caa2		500	405,033
BCAP LLC Trust,
Series 2011-RR5, Class 5A1
5.25%	08/25/37	NR		600	594,955
Series 2011-RR5, Class 12A1, 144A
5.92%	03/25/37	NR		200	156,698
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
2.853%(c)	10/25/33	A2		134	132,323
Series 2004-10, Class 13A1
4.845%(c)	01/25/35	Ba3		30	26,959
Series 2005-1, Class 2A1
2.769%(c)	03/25/35	Caa2		63	49,173
Series 2005-8, Class A3, 144A
5.137%(c)	08/25/35	B3		500	494,062
Series 2005-10, Class A2
2.827%(c)	10/25/35	BB+(d)		500	458,265
Bear Stearns Alt-A Trust,
Series 2006-6, Class 31A1
4.627%(c)	11/25/36	Caa3		221	139,860
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 1A1
6.00%	04/25/37	B3		429	419,045
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1
2.66%(c)	10/25/35	BB+(d)		507	416,316
Series 2007-10, Class 22AA
5.661%(c)	09/25/37	CCC(d)		326	218,213
Countrywide Alternative Loan Trust,
Series 2006-OA9, Class 2A1A
0.396%(c)	07/20/46	Ca		289	122,164
Series 2006-OA17, Class 1A1A
0.381%(c)	12/20/46	Ca		332	175,921
Series 2007-OA4, Class A1
0.356%(c)	05/25/47	Ca		641	421,123
Series 2007-OA6, Class A1B
0.386%(c)	06/25/37	Caa3		461	304,682
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
4.432%(c)	01/19/34	Baa2		168	156,977
Series 2004-12, Class 12A1
2.933%(c)	08/25/34	Caa1		232	186,575
Crusade Global Trust,
Series 2005-1, Class A3 (Australia)
5.137%(c)	06/17/37	Aaa	AUD	381	399,371

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Deutsche Mortgage Securities, Inc.,
Series 2010-RS2, Class A1, 144A
1.441%(c)	06/28/47	AAA(d)		$71	$70,585
Eurosail PLC,
Series 2006-4X, Class A3A (United Kingdom)
1.612%(c)	12/10/44	Aa2	EUR	471	566,687
Fannie Mae,
Series 2006-11, Class F
0.986%(c)	02/25/36	Aaa		62	61,741
Series 2010-115, Class FN
0.686%(c)	10/25/40	Aaa		948	945,373
Series 2010-123, Class FK
0.636%(c)	11/25/40	Aaa		1,128	1,124,508
Series 2010-123, Class FL
0.616%(c)	11/25/40	Aaa		1,119	1,115,369
FDIC Structured Sale Guaranteed Notes,
Series 2010-S2, Class 1A, 144A
0.691%(c)	11/29/37	NR		1,511	1,511,445
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.537%(c)	11/15/31	Aa3		294	280,262
Fosse Master Issuer PLC,
Series 2011-1A, Class A2, 144A (United Kingdom)
1.619%(c)	10/18/54	Aaa		2,300	2,296,856
Freddie Mac,
Series 2011-3, Class FA
0.866%(c)	02/25/41	Aaa		741	742,256
Series 3172, Class FK
0.637%(c)	08/15/33	Aaa		833	834,183
Series 3397, Class FC
0.787%(c)	12/15/37	Aaa		715	718,821
Series 3738, Class FH
1.091%(c)	10/15/40	Aaa		1,764	1,756,454
Ginnie Mae,
Series 2007-8, Class FA
0.486%(c)	03/20/37	Aaa		1,087	1,080,305
Gosforth Funding PLC,
Series 2011-1, Class A2 (United Kingdom)
2.287%(c)	04/24/47	Aaa	GBP	1,000	1,611,957
Granite Mortgages PLC, (United Kingdom)
Series 2003-3, Class 3A
1.199%(c)	01/20/44	Aaa	GBP	1,203	1,859,816
Series 2004-3, Class 3A2
1.015%(c)	09/20/44	Aaa	GBP	1,380	2,129,400
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.90%(c)	03/25/33	A2		139	138,265
Series 2005-AR1, Class 1A1
3.042%(c)	01/25/35	BBB-(d)		43	37,910
Series 2005-AR3, Class 6A1
2.769%(c)	05/25/35	Caa2		390	313,672
Series 2005-AR6, Class 4A5
2.879%(c)	09/25/35	AA(d)		500	429,738
Series 2006-AR1, Class 2A1
2.804%(c)	01/25/36	B+(d)		12	10,133

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Harborview Mortgage Loan Trust,
Series 2005-13, Class 2A11
0.466%(c)	02/19/36	Caa3		$327	$191,777
Series 2006-12, Class 2A2A
0.376%(c)	01/19/38	Caa3		233	146,619
Holmes Master Issuer PLC, (United Kingdom)
Series 2010-1A, Class A3, 144A
2.727%(c)	10/15/54	Aaa	EUR	1,100	1,599,492
Series 2011-1A, Class A3, 144A
2.677%(c)	10/15/54	Aaa	EUR	1,000	1,451,318
Series 2011-1X, Class A3
2.677%(c)	10/15/54	Aaa	EUR	1,000	1,451,312
Impac CMB Trust,
Series 2004-11, Class 2A1
0.846%(c)	03/25/35	Caa2		364	265,149
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
5.067%(c)	11/25/35	Caa1		136	113,960
Indymac Index Mortgage Loan Trust,
Series 2006-AR12, Class A1
0.376%(c)	09/25/46	Caa2		245	145,529
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
3.141%(c)	08/25/35	B+(d)		102	85,417
Series 2007-A1, Class 1A1
2.968%(c)	07/25/35	Ba3		127	119,876
Mansard Mortgages PLC,
Series 2007-2X, Class A1 (United Kingdom)
1.474%(c)	12/15/49	AA-(d)	GBP	626	867,493
Maxis Loans Securitisation,
Series 2009-1, Class A1 (Australia)
6.56%(c)	09/12/39	AAA(d)	AUD	257	278,464
Medallion Trust,
Series 2005-1G, Class A2 (Australia)
4.96%(c)	05/10/36	Aaa	AUD	353	371,408
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.61%(c)	10/20/29	AAA(d)		43	39,539
Merrill Lynch Mortgage Backed Securities Trust,
Series 2007-1, Class 2A1
5.408%(c)	04/25/37	CCC(d)		13	9,776
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.302%(c)	02/25/33	AAA(d)		126	116,361
Series 2005-A10, Class A
0.396%(c)	02/25/36	B2		133	97,250
Morgan Stanley Mortgage Loan Trust,
Series 2005-4, Class 5A3
5.50%	08/25/35	B2		312	302,788
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.64%(c)	10/07/20	Aaa		357	357,799
Series 2010-R2, Class 2A
0.66%(c)	11/05/20	Aaa		5,960	5,947,037

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2010-R3, Class 1A
0.75%(c)	12/08/20	Aaa		$191	$191,947
Series 2010-R3, Class 2A
0.75%(c)	12/08/20	Aaa		1,716	1,723,800
Series 2011-R1, Class 1A
0.64%(c)	01/08/20	Aaa		665	666,026
Newgate Funding PLC, (United Kingdom)
Series 2007-3X, Class A3
1.824%(c)	12/15/50	Aa2	GBP	1,100	1,351,060
Series 2007-3X, Class BA
2.074%(c)	12/15/49	A3	GBP	300	300,989
Residential Accredit Loans, Inc.,
Series 2007-QH7, Class 1A1
0.436%(c)	08/25/37	Caa3		751	474,221
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.50%	03/25/32	BB(d)		24	25,126
RMAC Securities PLC,
Series 2006-NS2X, Class A2C (United Kingdom)
1.614%(c)	06/12/44	Aa1	EUR	1,086	1,350,877
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.536%(c)	07/20/33	Aaa		303	280,767
Series 2007-3, Class 1A1
0.386%(c)	07/20/36	B1		172	134,921
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
5.50%(c)	12/25/34	B3		369	340,321
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.436%(c)	07/19/35	A1		682	565,168
Series 2006-AR6, Class 2A1
0.376%(c)	07/25/46	Caa3		320	186,197
Superannuation Members Home Loan Programme (The),
Series 2009-3, Class A1 (Australia)
6.24%	11/07/40	AAA(d)	AUD	356	384,443
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
3.082%(c)	10/25/43	AAA(d)		141	127,886
Torrens Trust,
Series 2005-3E, Class A1 (Australia)
1.417%(c)	10/15/36	Aaa	EUR	656	935,891
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR5, Class A7
2.576%(c)	06/25/33	A1		110	108,317
Series 2005-AR10, Class 3A1
5.523%(c)	08/25/35	BB(d)		39	34,336
Series 2005-AR12, Class 1A6
2.722%(c)	10/25/35	BBB-(d)		600	497,528
Series 2005-AR14, Class 2A1
5.184%(c)	12/25/35	BBB+(d)		391	363,159
Series 2006-AR7, Class 3A
2.859%(c)	07/25/46	B2		1,028	745,334
Series 2006-AR9, Class 1A
1.278%(c)	08/25/46	Caa3		341	223,437

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-AR10, Class 1A1
5.836%(c)	09/25/36	CCC(d)	$11		$8,451
Series 2006-AR14, Class 1A4
5.387%(c)	11/25/36	CCC(d)	630		470,735
Series 2007-HY1, Class 4A1
2.671%(c)	02/25/37	CCC(d)	315		240,857
Series 2007-HY2, Class 1A1
3.406%(c)	12/25/36	CCC(d)	16		11,954
Series 2007-OA1, Class A1A
0.978%(c)	02/25/47	Caa3	298		188,056
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
2.756%(c)	03/25/36	Bb	764		681,621
Series 2006-AR6, Class 3A1
2.819%(c)	03/25/36	B3	443		372,705
Series 2006-AR10, Class 5A6
3.149%(c)	07/25/36	CCC(d)	14		11,367

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $55,061,704)					56,623,795

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal Home Loan Mortgage Corp., Notes
0.146%(c)	03/21/13		2,600		2,599,547
Federal National Mortgage Assoc., Notes
0.75%	12/18/13		1,800		1,799,737
1.25%	03/14/14		600		606,518
5.375%	04/11/22		100		103,470
6.00%	03/09/20		600		606,199
Small Business Administration Participation Certificates, Series 20I, Class 1
5.60%	09/01/28		550		613,469

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,281,546)					6,328,940

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 0.3%
Federal National Mortgage Assoc.
3.145%(c)	09/01/19		—	(r)	452
4.00%	07/01/40-02/01/41		19,722		19,758,520
5.50%	12/01/36		2,587		2,805,790

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $22,534,674)					22,564,762

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16		1,100		1,145,870
0.625%	04/15/13		1,700		1,861,777
1.125%	01/15/21		6,300		6,724,751
1.25%	04/15/14-07/15/20		22,500		24,744,335
1.375%	01/15/20		100		111,505
1.625%	01/15/15-01/15/18		1,600		1,927,330
1.75%	01/15/28		5,800		6,514,206
1.875%	07/15/13-07/15/19		14,100		18,099,315

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. TREASURY OBLIGATIONS (Continued)
2.00%	04/15/12- 01/15/26	$22,300	$28,036,245
2.125%	02/15/41	6,400	7,139,782
2.375%	01/15/17-01/15/27	13,700	17,788,408
2.50%	07/15/16(k)	5,000	6,370,907
2.50%	01/15/29	8,650	10,521,446
2.625%	07/15/17(k)	5,600	7,067,639
3.00%	07/15/12	4,300	5,611,171
3.375%	01/15/12	13,300	17,206,943
3.625%	04/15/28	5,300	9,702,518
3.875%	04/15/29	5,300	9,933,365
U.S. Treasury Notes
0.375%	10/31/12	7,600	7,607,425
0.625%	01/31/13(h)(k)	3,200	3,212,624

TOTAL U.S. TREASURY OBLIGATIONS (cost $189,659,838)			191,327,562

TOTAL LONG-TERM INVESTMENTS (cost $5,684,827,730)			6,480,859,731

		Shares

SHORT-TERM INVESTMENTS — 17.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.9%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $1,124,717,999; includes $136,466,461 of cash collateral for securities on loan)(b)(w)(Note 4)		1,124,717,999	1,124,717,999

		Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 2.0%
U.S. Treasury Bills
0.005%	07/07/11	$6,000	5,999,995
0.015%	09/29/11	11,500	11,499,368
0.03%	08/25/11(h)	281	280,993
0.035%	09/08/11(k)	35,300	35,298,976
0.035%	09/08/11	48,000	47,998,608
0.035%	09/15/11(h)	2,000	1,999,916
0.047%	07/14/11(k)	20,000	19,999,890
0.101%	12/15/11(k)	12,000	11,995,548
0.12%	08/18/11	2,000	1,999,928
0.125%	08/18/11	2,000	1,999,928
0.13%	08/11/11(k)	2,000	1,999,932
0.13%	08/18/11	3,000	2,999,893
0.158%	09/15/11	260	259,989
0.163%	09/22/11(k)	1,500	1,499,913
0.164%	09/01/11(h)	290	289,992
0.17%	08/04/11(k)	399	398,992
0.175%	08/11/11	536	535,982
0.185%	07/21/11(h)(k)	574	573,995

TOTAL U.S. TREASURY OBLIGATIONS (cost $147,625,589)			147,631,838

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

REPURCHASE AGREEMENTS(m) — 0.5%
Barclays Capital, Inc., 0.01%, dated 06/30/11, due 07/01/11 in the amount of $1,000,000			$1,000	$1,000,000
Barclays Capital, Inc., 0.01%, dated 06/30/11, due 07/01/11 in the amount of $5,000,001			5,000	5,000,000
Credit Suisse Securities (USA) LLC, 0.01%, dated 06/30/11, due 07/01/11 in the amount of $21,000,006			21,000	21,000,000
JPMorgan Securities LLC, 0.04%, dated 06/30/11, due 07/01/11 in the amount of $7,500,008			7,500	7,500,000

TOTAL REPURCHASE AGREEMENTS (cost $34,500,000)				34,500,000

FOREIGN TREASURY BILL(n) — 0.1%
Italy Buoni Ordinari del Tesoro BOT, (cost $6,738,896)
1.902%(s)	11/30/11	EUR	4,800	6,907,348

U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.1%
Federal National Mortgage Assoc. (cost $4,999,076)
0.071%	10/04/11		5,000	4,999,470

CERTIFICATE OF DEPOSIT(n)
Itau Unibanco (cost $1,299,128)
1.35%	07/19/11		1,300	1,299,314

COMMERCIAL PAPER(n)
Vodafone Group PLC (cost $1,293,581)
0.88%	01/19/12		1,300	1,296,606

	Counterparty	Notional Amount (000)#

OPTIONS PURCHASED*
Call Options
Interest Rate Swap Options, Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR,
expiring 04/30/12	Goldman Sachs & Co.		4,100	21,783
Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring
04/30/12	Royal Bank of Scotland		7,100	37,721

	Counterparty	Notional Amount (000)#		Value (Note 2)

OPTIONS PURCHASED* (Continued)
Call Options (cont’d.)
	S&P 500 Index, expiring 07/21/11,
	Strike Price $1,360.00		$9	$8,500
	expiring 07/21/11,
	Strike Price $1,500.00		55	2,740

				70,744

Put Options
	Interest Rate Swap Options, expiring 11/19/12,
Strike Price $2.00	Goldman Sachs & Co.		2,200	5,142
	S&P 500 Index, expiring 08/29/11,
	Strike Price $1,150.00		17	53,803
	expiring 09/21/11,
	Strike Price $1,150.00		9	54,180

				113,125

TOTAL OPTIONS PURCHASED (cost $301,863)				183,869

TOTAL SHORT-TERM INVESTMENTS (cost $1,321,476,132)				1,321,536,444

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 103.5%
	(cost $7,006,303,862)			7,802,396,175

OPTIONS WRITTEN*
Call Options
	90 Day Euro Dollar Futures, expiring 09/19/11,
	Strike Price $99.38		73,000	(56,575)
	expiring 09/19/11,
	Strike Price $99.38		7,000	(5,425)
	expiring 03/19/12,
	Strike Price $99.38		288,000	(178,200)
	5 Year CDX North America IG 15, expiring 09/21/11,
Strike Price $0.80	BNP Paribas		1,200	(2,677)
	5 Year U.S. Treasury Note Futures, expiring 07/22/11,
Strike Price $120.00	Bank of America		1,500	(3,398)
	Barnes & Noble, Inc., expiring 07/16/11,
	Strike Price $17.00		2	(4,557)
	California Pizza Kitchen, Inc., expiring 07/16/11,
	Strike Price $18.00		2	(675)
	Currency Option EUR vs USD, expiring 07/15/11
	@ FX Rate 1.45	EUR	900	(13,565)

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)

OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
EXCO Resources, Inc., expiring 07/16/11,
Strike Price $19.00		$20	$(5,880)
expiring 07/16/11,
Strike Price $21.00		19	(925)
Genzyme Corp., expiring 07/16/11,
Strike Price $75.00		4	(5,600)
GSI Commerce, Inc., expiring 07/16/11,
Strike Price $30.00		10	(500)
Interest Rate Swap Options,
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, expiring 08/24/11	Bank of America	2,500	(9,001)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 08/24/11	Royal Bank of Scotland	1,300	(2,156)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 09/12/11	Goldman Sachs & Co.	2,000	(4,031)
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, expiring 11/14/11	Citigroup Global Markets	1,300	(9,953)
Option on forward 1 year swap rate, expiring 10/11/11,
Strike Price $—(q)	Goldman Sachs & Co.	900	(5,825)
expiring 10/11/11,
Strike Price $—(q)	JPMorgan Chase	1,000	(6,472)
expiring 10/11/11,
Strike Price $—(q)	JPMorgan Chase	700	(4,531)
expiring 10/11/11,
Strike Price $—(q)	Morgan Stanley	1,100	(7,119)
Option on forward 2 year swap rate, expiring 10/11/11,
Strike Price $—(q)	Morgan Stanley	2,100	(34,036)
expiring 11/14/11,
Strike Price $—(q)	Morgan Stanley	2,400	(39,341)
expiring 11/14/11,
Strike Price $—(q)	Morgan Stanley	3,500	(57,372)
S&P 500 Index, expiring 09/21/11,
Strike Price $1,375.00		17	(189,200)
expiring 09/25/11,
Strike Price $1,350.00		22	(434,560)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Temple-Inland, Inc., expiring 07/16/11,
Strike Price $28.00		$14	$(25,020)

			(1,106,594)

Put Options
90 Day Euro Dollar Futures, expiring 09/19/11,
Strike Price $99.38		73,000	(5,475)
expiring 09/19/11,
Strike Price $99.38		7,000	(525)
expiring 03/19/12,
Strike Price $99.38		288,000	(77,400)
Amazon, expiring 07/01/11,
Strike Price $175.00		4	(44)
expiring 07/01/11,
Strike Price $180.00		1	(6)
5 Year CDX North America IG 15, expiring 09/21/11,
Strike Price $1.20	BNP Paribas	1,200	(618)
5 Year CDX North America IG 16, expiring 09/21/11,
Strike Price $1.30	JPMorgan Chase	300	(368)
5 Year U.S. Treasury Note Futures, expiring 07/22/11,
Strike Price $118.00	Bank of America	2,300	(4,313)
Apple, expiring 07/01/11,
Strike Price $300.00		6	(122)
Baidu, Inc., expiring 07/01/11,
Strike Price $130.00		17	(51)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA, expiring 03/12/20,
Strike Price $215.95	Citigroup Global Markets	1,000	(2,679)
expiring 04/07/20,
Strike Price $216.69	Citigroup Global Markets	2,700	(7,532)
expiring 09/29/20,
Strike Price $217.97	Citigroup Global Markets	500	(1,537)
expiring 09/29/20,
Strike Price $217.97	Citigroup Global Markets	500	(1,537)
expiring 09/29/20,
Strike Price $217.97	Citigroup Global Markets	300	(922)
expiring 10/13/20,
Strike Price $218.01	Deutsche Bank	500	(2,039)

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)

OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Interest Rate Swap Options,
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 08/24/11	Royal Bank of
	Scotland	$1,300	$(2,812)
Receive a fixed rate of 3.75% and pay a floating rate based on 3-month LIBOR, expiring 08/24/11	Bank of America	2,500	(7,432)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/12/11	Goldman Sachs & Co.	2,000	(6,973)
Receive a fixed rate of 3.75% and pay a floating rate based on 3-month LIBOR, expiring 11/14/11	Citigroup Global Markets	1,300	(15,970)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 04/30/12	Goldman Sachs & Co.	8,200	(4,577)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 04/30/12	Royal Bank of Scotland	14,200	(7,926)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	900	(4,291)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	900	(4,291)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	1,600	(5,846)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	1,400	(5,115)

	Counterparty	Notional Amount (000)#	Value (Note 2)

OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	$600	$(2,192)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	1,900	(6,942)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	1,900	(6,942)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	1,000	(3,654)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	900	(3,288)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	1,000	(3,654)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	1,000	(3,654)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	1,700	(6,211)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	300	(4)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	1,200	(16)

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)

OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Royal Bank of Scotland	$600	$(8)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	8,600	(43,709)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	500	(2,541)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	4,000	(20,330)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Goldman Sachs & Co.	300	(1,525)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	200	(1,017)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Royal Bank of Scotland	8,100	(41,168)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Royal Bank of Scotland	10,100	(51,333)
Receive a fixed rate of 1.00% and pay a floating rate based on 3-month LIBOR, expiring 11/19/12	Goldman Sachs & Co.	2,200	(12,649)
NetFlix, expiring 07/01/11, Strike Price $240.00		6	(244)
S&P 500 Index, expiring 09/21/11, Strike Price $1,250.00		9	(154,800)

	Notional Amount (000)#	Value (Note 2)

OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Visa, Inc., expiring 07/01/11,
Strike Price $65.00	$16	$(164)

		(536,446)

TOTAL OPTIONS WRITTEN
(premiums received $1,949,368)		(1,643,040)

SECURITIES SOLD SHORT — (3.7)%
	Shares

COMMON STOCKS — (3.5)%
Aerospace & Defense — (0.1)%
Boeing Co. (The)	6,800	(502,724)
HEICO Corp.	24,161	(1,322,573)
Kratos Defense & Security Solutions, Inc.*	14,104	(171,505)
Precision Castparts Corp.	900	(148,185)
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	20,900	(459,800)
Textron, Inc.	95,808	(2,262,027)

		(4,866,814)

Agriculture
Alliance One International, Inc.*	94,348	(304,744)
Vector Group Ltd.	30,498	(542,559)

		(847,303)

Air Freight & Logistics
C.H. Robinson Worldwide, Inc.	5,700	(449,388)
UTi Worldwide, Inc. (British Virgin Islands)	32,100	(632,049)

		(1,081,437)

Airlines
AMR Corp.*	78,286	(422,744)
JetBlue Airways Corp.*	28,900	(176,290)
Southwest Airlines Co.	1	(12)

		(599,046)

Auto Components
BorgWarner, Inc.*	7,900	(638,241)
Gentex Corp.	9,100	(275,093)
Goodyear Tire & Rubber Co. (The)* .	4,800	(80,496)
Johnson Controls, Inc.	2,400	(99,984)
TRW Automotive Holdings Corp.*	14,043	(828,958)

		(1,922,772)

Auto Parts & Equipment
Titan International, Inc.	100,009	(2,426,218)

Beverages
Central European Distribution Corp.*	28,000	(313,600)

Biotechnology — (0.1)%
Amylin Pharmaceuticals, Inc.*	33,700	(450,232)
BioMarin Pharmaceutical, Inc.*	22,500	(612,225)
Dendreon Corp.*	17,800	(702,032)
Enzon Pharmaceuticals, Inc.*	28,079	(282,194)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SECURITIES SOLD SHORT (Continued)	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.*	10,900	$(451,369)
Human Genome Sciences, Inc.*	25,300	(620,862)
PDL BioPharma, Inc.	51,959	(304,999)
Regeneron Pharmaceuticals, Inc.*	14,900	(844,979)

		(4,268,892)

Building Products
Cemex SAB de CV, ADR (Mexico)*	6,773	(58,248)
Masco Corp.	44,000	(529,320)
USG Corp.*	24,000	(344,160)

		(931,728)

Capital Markets — (0.1)%
Ares Capital Corp.	17,900	(287,653)
Charles Schwab Corp. (The)	243,788	(4,010,312)
Cowen Group, Inc. (Class A Stock)*	93,801	(352,692)
Eaton Vance Corp.	9,900	(299,277)
Greenhill & Co., Inc.	11,700	(629,694)
Jefferies Group, Inc.	15,400	(314,160)
Legg Mason, Inc.	9,200	(301,392)
Northern Trust Corp.	4,400	(202,224)
TD Ameritrade Holding Corp.	26,600	(518,966)

		(6,916,370)

Chemicals — (0.1)%
Cytec Industries, Inc.	5,200	(297,388)
Huntsman Corp.	25,900	(488,215)
Intrepid Potash, Inc.*	19,500	(633,750)
LyondellBasell Industries NV (Class A Stock) (Netherlands)	1,000	(38,520)
Monsanto Co.	9,000	(652,860)
Olin Corp.	25,200	(571,032)
ShengdaTech, Inc.*(g)	1,450	(667)
Sherwin-Williams Co. (The)	5,600	(469,672)
Sigma-Aldrich Corp.	8,000	(587,040)
Valspar Corp. (The)	3,200	(115,392)

		(3,854,536)

Commercial Banks — (0.2)%
Associated Banc-Corp.	46,600	(647,740)
Banco Santander SA, ADR (Spain)	1,015	(11,683)
BancorpSouth, Inc.	14,100	(174,981)
Bank of Montreal (Canada)	41,585	(2,642,727)
BB&T Corp.	1,000	(26,840)
City National Corp.	4,700	(254,975)
Comerica, Inc.	69,005	(2,385,503)
Community Bank System, Inc.	4,203	(104,192)
Cullen/Frost Bankers, Inc.	2,200	(125,070)
First Financial Bankshares, Inc.	600	(20,670)
First Horizon National Corp.	47,165	(449,954)
FirstMerit Corp.	7,038	(116,197)
FNB Corp.	64,605	(668,662)
Hancock Holding Co.	43,647	(1,352,184)
M&T Bank Corp.	7,762	(682,668)
Nara Bancorp, Inc.*	87,681	(712,847)
PacWest Bancorp	12,600	(259,182)
Park Sterling Corp.*	11,099	(55,051)

SECURITIES SOLD SHORT (Continued)	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Prosperity Bancshares, Inc.	9,200	$(403,144)
Susquehanna Bancshares, Inc.	240,342	(1,922,736)
SVB Financial Group*	10,100	(603,071)
TCF Financial Corp.	34,200	(471,960)
Trustmark Corp.	11,600	(271,556)
Valley National Bancorp	21,153	(287,892)
Wintrust Financial Corp.	37,851	(1,218,045)
Zions Bancorporation	15,100	(362,551)

		(16,232,081)

Commercial Services & Supplies — (0.1)%
Avis Budget Group, Inc.*	21,494	(367,333)
Brink’s Co. (The)	1,000	(29,830)
CBIZ, Inc.*	27,178	(200,030)
Cintas Corp.	1,600	(52,848)
Coinstar, Inc.*	20,785	(1,133,614)
CoStar Group, Inc.*	3,840	(227,635)
Covanta Holding Corp.	17,000	(280,330)
Healthcare Services Group, Inc.	6,600	(107,250)
HNI Corp.	7,600	(190,912)
Iron Mountain, Inc.	17,800	(606,802)
KAR Auction Services, Inc.*	29,200	(552,172)
Mine Safety Appliances Co.	3,800	(141,892)
Waste Management, Inc.	15,400	(573,958)

		(4,464,606)

Communications Equipment
ADTRAN, Inc.	5,900	(228,389)
Ciena Corp.*	104,480	(1,920,342)
JDS Uniphase Corp.*	27,400	(456,484)

		(2,605,215)

Computer Services & Software
Take-Two Interactive Software, Inc.* .	63,617	(972,068)

Computers & Peripherals
Intevac, Inc.*	4,900	(50,029)
Stratasys, Inc.*	2,900	(97,730)
Unisys Corp.*	10,310	(264,967)

		(412,726)

Construction & Engineering
Aecom Technology Corp.*	11,900	(325,346)
Granite Construction, Inc.	14,200	(348,326)
Quanta Services, Inc.*	30,400	(614,080)
Shaw Group, Inc. (The)*	14,700	(444,087)
Trex Co., Inc.*	52,395	(1,282,630)

		(3,014,469)

Construction Materials
Vulcan Materials Co.	6,400	(246,592)

Containers & Packaging
Bemis Co., Inc.	16,200	(547,236)
Greif, Inc. (Class A Stock)	2,000	(130,060)
Rock-Tenn Co. (Class A Stock)	8,982	(595,866)
Silgan Holdings, Inc.	12,600	(516,222)

		(1,789,384)

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SECURITIES SOLD SHORT (Continued)	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Diversified Consumer Services
Matthews International Corp. (Class A Stock)	11,500	$(461,725)
Regis Corp.	60,602	(928,423)

		(1,390,148)

Diversified Financial Services — (0.1)%
Boston Private Financial Holdings, Inc.	6,831	(44,948)
CBOE Holdings, Inc.	24,300	(597,780)
Deutsche Boerse AG (Germany)	33,998	(2,583,450)
Leucadia National Corp.	1,200	(40,920)
MF Global Holdings Ltd.*	42,368	(327,928)
Moody’s Corp.	3,700	(141,895)
MSCI, Inc. (Class A Stock)*	16,100	(606,648)
National Financial Partners Corp.*	49,300	(568,922)
Penson Worldwide, Inc.*	35,206	(125,685)

		(5,038,176)

Diversified Telecommunication Services
CenturyLink, Inc.	2,992	(120,967)
Frontier Communications Corp.	48,960	(395,107)

		(516,074)

Electric Utilities — (0.1)%
Cleco Corp.	6,500	(226,525)
Duke Energy Corp.	145,986	(2,748,916)
Exelon Corp.	63,060	(2,701,490)
Hawaiian Electric Industries, Inc.	22,100	(531,726)
ITC Holdings Corp.	1,000	(71,770)
Northeast Utilities	31,033	(1,091,431)
Pepco Holdings, Inc.	9,800	(192,374)
PNM Resources, Inc.	31,700	(530,658)
PPL Corp.	5,630	(156,683)
Southern Co.	5,700	(230,166)
Westar Energy, Inc.	20,200	(543,582)

		(9,025,321)

Electrical Equipment
Acuity Brands, Inc.	9,400	(524,332)
General Cable Corp.*	5,400	(229,932)
GrafTech International Ltd.*	31,600	(640,532)
Woodward, Inc.	3,500	(122,010)

		(1,516,806)

Electronic Equipment, Instruments & Components — (0.1)%
Amphenol Corp. (Class A Stock)	5,500	(296,945)
FLIR Systems, Inc.	19,100	(643,861)
Molex, Inc.	122,036	(3,144,868)
National Instruments Corp.	6,600	(195,954)
Trimble Navigation Ltd.*	2,400	(95,136)
Vishay Precision Group, Inc.*	4,400	(74,272)

		(4,451,036)

Energy – Alternate Sources
LDK Solar Co. Ltd., ADR (Cayman Islands)*	298	(2,187)

SECURITIES SOLD SHORT (Continued)	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Energy Equipment & Services — (0.1)%
Baker Hughes, Inc.	7,400	$(536,944)
Cameron International Corp.*	1,900	(95,551)
CARBO Ceramics, Inc.	4,000	(651,800)
Dresser-Rand Group, Inc.*	11,600	(623,500)
Dril-Quip, Inc.*	9,300	(630,819)
Exterran Holdings, Inc.*	22,076	(437,767)
FMC Technologies, Inc.*	15,000	(671,850)
Lufkin Industries, Inc.	2,600	(223,730)
Nabors Industries Ltd. (Bermuda)*	6,400	(157,696)
Rowan Cos., Inc.*	5,700	(221,217)
Schlumberger Ltd. (Netherlands)	7,400	(639,360)
Superior Energy Services, Inc.*	7,100	(263,694)
Tidewater, Inc.	11,100	(597,291)

		(5,751,219)

Farming & Agriculture
Universal Corp.	4,361	(164,279)

Food & Staples Retailing
CVS Caremark Corp.	1,800	(67,644)
Ruddick Corp.	8,900	(387,506)
Safeway, Inc.	14,100	(329,517)
Walgreen Co.	6,400	(271,744)

		(1,056,411)

Food Products — (0.1)%
Chiquita Brands International, Inc.* .	12,344	(160,719)
Dean Foods Co.*	8,400	(103,068)
Flowers Foods, Inc.	28,350	(624,834)
Green Mountain Coffee Roasters, Inc.*	10,300	(919,378)
Hain Celestial Group, Inc. (The)*	7,100	(236,856)
Kraft Foods, Inc. (Class A Stock)	2,300	(81,029)
Lancaster Colony Corp.	7,000	(425,740)
Nash-Finch Co.	3,062	(109,650)
Smithfield Foods, Inc.*	86,154	(1,884,188)
Tootsie Roll Industries, Inc.	15,178	(444,109)
TreeHouse Foods, Inc.*	1,500	(81,915)
Tyson Foods, Inc. (Class A Stock)	87,172	(1,692,880)

		(6,764,366)

Gas Utilities
AGL Resources, Inc.	18,651	(759,282)
National Fuel Gas Co.	7,300	(531,440)
Northwest Natural Gas Co.	5,700	(257,241)
ONEOK, Inc.	8,600	(636,486)
WGL Holdings, Inc.	15,800	(608,142)

		(2,792,591)

Healthcare Equipment & Supplies
Accuray, Inc.*	27,162	(217,568)
Alere, Inc.*	12,900	(472,398)
China Medical Technologies, Inc., ADR (Cayman Islands)*	21,046	(162,265)
DENTSPLY International, Inc.	15,700	(597,856)
Gen-Probe, Inc.*	8,100	(560,115)
Kinetic Concepts, Inc.*	10,593	(610,474)

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SECURITIES SOLD SHORT (Continued)	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Healthcare Equipment & Supplies (cont’d.)
Masimo Corp.	15,500	$(460,040)
Medtronic, Inc.	900	(34,677)
Palomar Medical Technologies, Inc.*	3,100	(34,968)
ResMed, Inc.*	900	(27,855)

		(3,178,216)

Healthcare Providers & Services — (0.1)%
Brookdale Senior Living, Inc.*	21,000	(509,250)
Catalyst Health Solutions, Inc.*	9,300	(519,126)
Community Health Systems, Inc.*	2,600	(66,768)
HMS Holdings Corp.*	4,300	(330,541)
Kindred Healthcare, Inc.*	38,439	(825,285)
LifePoint Hospitals, Inc.*	5,600	(218,848)
Lincare Holdings, Inc.	2,150	(62,931)
McKesson Corp.	3,000	(250,950)
Metropolitan Health Networks, Inc.*	7,695	(36,859)
Omnicare, Inc.	26,081	(831,723)
Owens & Minor, Inc.	17,800	(613,922)
Patterson Cos., Inc.	4,800	(157,872)
VCA Antech, Inc.*	23,800	(504,560)

		(4,928,635)

Healthcare Technology
Cerner Corp.*	10,200	(623,322)
Emdeon, Inc. (Class A Stock)*	8,000	(104,960)

		(728,282)

Hotels, Restaurants & Leisure — (0.1)%
Boyd Gaming Corp.*	28,500	(247,950)
Gaylord Entertainment Co.*	28,534	(856,020)
Hyatt Hotels Corp. (Class A Stock)*	1,200	(48,984)
Las Vegas Sands Corp.*	15,200	(641,592)
Marriott International, Inc. (Class A Stock)	9,143	(324,485)
MGM Resorts International*	78,500	(1,036,985)
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	14,100	(151,575)
Scientific Games Corp. (Class A Stock)*	28,600	(295,724)
Starbucks Corp.	3,200	(126,368)
Starwood Hotels & Resorts Worldwide, Inc.	11,000	(616,440)
WMS Industries, Inc.*	19,100	(586,752)
Yum! Brands, Inc.	5,700	(314,868)

		(5,247,743)

Household Durables — (0.1)%
D.R. Horton, Inc.	100,746	(1,160,594)
Fortune Brands, Inc.	3,000	(191,310)
KB Home	29,000	(283,620)
Lennar Corp. (Class A Stock)	121,607	(2,207,167)
MDC Holdings, Inc.	15,700	(386,848)
NVR, Inc.*	700	(507,836)
Pulte Group, Inc.*	50,600	(387,596)
Ryland Group, Inc. (The)	17,400	(287,622)
Toll Brothers, Inc.*	28,200	(584,868)

		(5,997,461)

SECURITIES SOLD SHORT (Continued)	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Household Products
Church & Dwight Co., Inc.	7,200	$(291,888)
Clorox Co.	6,800	(458,592)

		(750,480)

Independent Power Producers & Energy Traders
Calpine Corp.*	35,200	(567,776)

Industrial Conglomerates
Carlisle Cos., Inc.	1,800	(88,614)

Insurance — (0.1)%
Allied World Assurance Co. Holdings Ltd. (Switzerland)	2,559	(147,347)
American Equity Investment Life Holding Co.	61,466	(781,233)
Aon Corp.	11,200	(574,560)
Arch Capital Group Ltd. (Bermuda)*	16,800	(536,256)
Arthur J. Gallagher & Co.	13,300	(379,582)
CNO Financial Group, Inc.*	189,601	(1,499,744)
Endurance Specialty Holdings Ltd. (Bermuda)	5,200	(214,916)
First American Financial Corp.	31,500	(492,975)
Infinity Property & Casualty Corp.	900	(49,194)
Lincoln National Corp.	72,825	(2,074,784)
Loews Corp.	6,900	(290,421)
Markel Corp.*	900	(357,129)
MetLife, Inc.	700	(30,709)
MGIC Investment Corp.*	47,628	(283,387)
Old Republic International Corp.	54,000	(634,500)
Progressive Corp. (The)	6,400	(136,832)
Radian Group, Inc.	23,719	(100,331)
RenaissanceRe Holdings Ltd. (Bermuda)	5,200	(363,740)
Stewart Information Services Corp.	23,918	(239,898)
W.R. Berkley Corp.	18,600	(603,384)
XL Group PLC (Ireland)	24,200	(531,916)

		(10,322,838)

Internet & Catalog Retail
Amazon.com, Inc.*	3,200	(654,368)
priceline.com, Inc.*	4,335	(2,219,217)

		(2,873,585)

Internet Software & Services — (0.1)%
AOL, Inc.*	29,600	(587,856)
Digital River, Inc.*	16,100	(517,776)
Equinix, Inc.*	19,751	(1,995,246)
Monster Worldwide, Inc.*	26,500	(388,490)
Rackspace Hosting, Inc.*	14,800	(632,552)
VeriSign, Inc.	25,682	(859,320)
WebMD Health Corp.*	7,900	(360,082)
Yahoo!, Inc.*	1,400	(21,056)

		(5,362,378)

IT Services — (0.1)%
Alliance Data Systems Corp.*	43,202	(4,064,012)
Cognizant Technology Solutions Corp. (Class A Stock)*	2,300	(168,682)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SECURITIES SOLD SHORT (Continued)	Shares	Value (Note 2)

COMMON STOCKS (Continued)
IT Services (cont’d.)
Convergys Corp.*	73,909	$(1,008,119)
Fidelity National Information Services, Inc.	1,800	(55,422)
FleetCor Technologies, Inc.*	2,300	(68,172)
Gartner, Inc.*	2,200	(88,638)
Jack Henry & Associates, Inc.	18,200	(546,182)
Mantech International Corp. (Class A Stock)	3,000	(133,260)
NeuStar, Inc. (Class A Stock)*	7,700	(201,740)
SAIC, Inc.*	5,100	(85,782)
Teradata Corp.*	10,900	(656,180)
Verifone Systems, Inc.*	50,134	(2,223,443)
Wright Express Corp.*	2,900	(151,003)

		(9,450,635)

Leisure Equipment & Products
Brunswick Corp.	2,300	(46,920)
Callaway Golf Co.	18,300	(113,826)
Eastman Kodak Co.*	49,192	(176,107)

		(336,853)

Life Sciences Tools & Services
Charles River Laboratories International, Inc.*	6,000	(243,900)
Covance, Inc.*	9,400	(558,078)
Furiex Pharmaceuticals, Inc.*	1,383	(24,604)
Illumina, Inc.*	4,900	(368,235)
Pharmaceutical Product Development, Inc.	1,700	(45,628)

		(1,240,445)

Machinery — (0.1)%
Astec Industries, Inc.*	6,800	(251,464)
CNH Global NV (Netherlands)*	1,100	(42,515)
Flowserve Corp.	5,600	(615,384)
Harsco Corp.	14,500	(472,700)
IDEX Corp.	800	(36,680)
Manitowoc Co., Inc. (The)	37,500	(631,500)
Meritor, Inc.*	14,700	(235,788)
Navistar International Corp.*	9,200	(519,432)
Pentair, Inc.	1,200	(48,432)
Terex Corp.*	78,700	(2,239,015)
Trinity Industries, Inc.	19,500	(680,160)
Valmont Industries, Inc.	3,700	(356,643)

		(6,129,713)

Marine
Genco Shipping & Trading Ltd. (Marshall Island)*	7,202	(54,159)

Media — (0.3)%
Cablevision Systems Corp. (Class A Stock)	7,700	(278,817)
Central European Media Enterprises Ltd. (Class A Stock) (Bermuda)*	10,000	(197,500)
Comcast Corp. (Class A Stock)	161,833	(4,100,848)

SECURITIES SOLD SHORT (Continued)	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Media (cont’d.)
Discovery Communications, Inc. (Class A Stock)*	54,172	$(2,218,885)
DreamWorks Animation SKG, Inc. (Class A Stock)*	27,300	(548,730)
Lamar Advertising Co. (Class A Stock)*	8,300	(227,171)
Liberty Global, Inc. (Class A Stock)*	128,453	(5,785,523)
McGraw-Hill Cos., Inc. (The)	2,300	(96,393)
Morningstar, Inc.	10,100	(613,878)
New York Times Co. (The) (Class A Stock)*	36,800	(320,896)
Nielsen Holdings NV (Netherlands)*	893	(27,826)
Regal Entertainment Group (Class A Stock)	41,800	(515,812)
Scholastic Corp.	1,900	(50,540)
Sirius XM Radio, Inc.*	751,055	(1,644,810)
Virgin Media, Inc.	67,479	(2,019,647)

		(18,647,276)

Metals & Mining — (0.2)%
AK Steel Holding Corp.	15,300	(241,128)
Allegheny Technologies, Inc.	74,100	(4,703,127)
Allied Nevada Gold Corp.*	18,200	(643,734)
ArcelorMittal (Luxembourg)	24,273	(843,729)
BHP Billiton Ltd., ADR (Australia)	26,084	(2,468,329)
Capstone Mining Corp (Canada)*	79,314	(295,233)
Carpenter Technology Corp.	12,500	(721,000)
Jaguar Mining, Inc. (Canada)*	48,975	(234,100)
Kinross Gold Corp. (Canada)	2,890	(45,662)
New Gold, Inc. (Canada)*	16,361	(168,793)
Northgate Minerals Corp. (Canada)*	86,144	(223,974)
Royal Gold, Inc.	10,300	(603,271)
RTI International Metals, Inc.*	26,500	(1,016,805)
Sterlite Industries India Ltd., ADR (India)*	17,994	(270,810)
Stillwater Mining Co.*	2,300	(50,623)
Titanium Metals Corp.	8,600	(157,552)
United States Steel Corp.	40,375	(1,858,865)

		(14,546,735)

Multi-Utilities
Black Hills Corp.	13,000	(391,170)
CenterPoint Energy, Inc.	30,800	(595,980)
CH Energy Group, Inc.	1,200	(63,912)
Consolidated Edison, Inc.	11,200	(596,288)
Integrys Energy Group, Inc.	3,600	(186,624)
MDU Resources Group, Inc.	8,000	(180,000)
Vectren Corp.	19,600	(546,056)

		(2,560,030)

Multiline Retail
J.C. Penney Co., Inc.	15,600	(538,824)

Oil, Gas & Consumable Fuels — (0.3)%
Alpha Natural Resources, Inc.*	500	(22,720)
Bill Barrett Corp.*	10,600	(491,310)

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SECURITIES SOLD SHORT (Continued)	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Brigham Exploration Co.*	21,200	$(634,516)
Comstock Resources, Inc.*	18,400	(529,736)
Concho Resources, Inc.*	6,300	(578,655)
Continental Resources, Inc.*	9,500	(616,645)
Dawson Geophysical Co.*	2,518	(85,990)
El Paso Corp.	18,300	(369,660)
Energy XXI Bermuda Ltd. (Bermuda)*	15,404	(511,721)
Ensco PLC, ADR (United Kingdom)	58,096	(3,096,517)
EOG Resources, Inc.	6,000	(627,300)
Gran Tierra Energy, Inc.*	23,374	(153,896)
Green Plains Renewable Energy, Inc.*	25,734	(277,670)
Holly Corp.	45,484	(3,156,589)
Petrominerales Ltd. (Canada)	5,946	(174,536)
Pioneer Natural Resources Co.	20,200	(1,809,314)
Polarcus Ltd. (Cayman Islands)*	26,365	(25,900)
Range Resources Corp.	11,200	(621,600)
Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	49,073	(3,520,988)
Royal Dutch Shell PLC, ADR (United Kingdom)	54	(3,841)
SandRidge Energy, Inc.*	57,000	(607,620)
Sunoco, Inc.	10,800	(450,468)
Teekay Corp. (Marshall Island)	11,700	(361,296)
Western Refining, Inc.*	83,328	(1,505,737)
Whiting Petroleum Corp.*	340	(19,349)

		(20,253,574)

Paper & Forest Products
Louisiana-Pacific Corp.*	46,200	(376,068)
Sino-Forest Corp. (Canada)	4,608	(15,289)

		(391,357)

Personal Products
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	700	(73,633)

Pharmaceuticals — (0.1)%
Allergan, Inc.	4,700	(391,275)
Hospira, Inc.*	10,100	(572,266)
MannKind Corp.*	34,679	(131,780)
Mylan, Inc.*	23,800	(587,146)
Novartis AG, ADR (Switzerland)	24,605	(1,503,612)

		(3,186,079)

Professional Services
Corporate Executive Board Co. (The)	4,500	(196,425)
FTI Consulting, Inc.*	19,307	(732,508)
IHS, Inc. (Class A Stock)*	7,700	(642,334)

		(1,571,267)

Real Estate
Avatar Holdings, Inc.*	9,004	(136,951)

SECURITIES SOLD SHORT (Continued)	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Real Estate Investment Trusts — (0.2)%
Apartment Investment & Management Co. (Class A Stock)	1,700	$(43,401)
AvalonBay Communities, Inc.	4,360	(559,824)
BioMed Realty Trust, Inc.	39,119	(752,650)
Boston Properties, Inc.	5,600	(594,496)
BRE Properties, Inc.	1,000	(49,880)
Corporate Office Properties Trust	3,100	(96,441)
Cousins Properties, Inc.	20,000	(170,800)
Developers Diversified Realty Corp.	26,735	(376,963)
Equity Residential	3,000	(180,000)
Essex Property Trust, Inc.	4,400	(595,276)
Federal Realty Investment Trust	4,400	(374,792)
General Growth Properties, Inc.	7,100	(118,499)
Highwoods Properties, Inc.	16,900	(559,897)
Home Properties, Inc.	4,400	(267,872)
Host Hotels & Resorts, Inc.	80,386	(1,362,543)
Kilroy Realty Corp.	18,223	(719,626)
Lexington Realty Trust	52,664	(480,822)
NorthStar Realty Finance Corp.	16,210	(65,326)
Plum Creek Timber Co., Inc.	15,700	(636,478)
Potlatch Corp.	5,400	(190,458)
Regency Centers Corp.	5,500	(241,835)
SL Green Realty Corp.	7,432	(615,890)
Taubman Centers, Inc.	9,000	(532,800)
UDR, Inc.	6,500	(159,575)
Ventas, Inc.	42,000	(2,213,820)
Weingarten Realty Investors	7,800	(196,248)

		(12,156,212)

Retail & Merchandising
Saks, Inc.*	33,733	(376,798)
Talbots, Inc.*	1,704	(5,691)

		(382,489)

Road & Rail — (0.1)%
Con-Way, Inc.	14,800	(574,388)
Hertz Global Holdings, Inc.*	163,004	(2,588,503)
Werner Enterprises, Inc.	16,400	(410,820)

		(3,573,711)

Savings & Loan
BankUnited, Inc.	1,138	(30,202)
Brookline Bancorp, Inc.	27,317	(253,229)

		(283,431)

Semiconductors & Semiconductor Equipment — (0.1)%
Advanced Micro Devices, Inc.*	34,200	(239,058)
Broadcom Corp. (Class A Stock)	16,900	(568,516)
Cree, Inc.*	19,400	(651,646)
Cymer, Inc.*	9,500	(470,345)
Integrated Device Technology, Inc.* .	55,300	(434,658)
Intersil Corp. (Class A Stock)	41,100	(528,135)
Microchip Technology, Inc.	12,400	(470,084)
Micron Technology, Inc.*	5,100	(38,148)
Novellus Systems, Inc.*	9,157	(330,934)

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SECURITIES SOLD SHORT (Continued)	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ON Semiconductor Corp.*	52,300	$(547,581)
Photronics, Inc.*	521	(4,413)
Rambus, Inc.*	20,691	(303,744)
RF Micro Devices, Inc.*	35,200	(215,424)
Semtech Corp.*	3,700	(101,158)
Teradyne, Inc.*	37,400	(553,520)
Xilinx, Inc.	16,900	(616,343)

		(6,073,707)

Software — (0.1)%
Adobe Systems, Inc.*	2,800	(88,060)
Advent Software, Inc.*	5,200	(146,484)
Ariba, Inc.*	1,700	(58,599)
Compuware Corp.*	37,700	(367,952)
Concur Technologies, Inc.*	12,700	(635,889)
Electronic Arts, Inc.*	26,600	(627,760)
Nuance Communications, Inc.*	7,800	(167,466)
Rovi Corp.*	25,587	(1,467,670)
S1 Corp.*	44,613	(333,705)
Salesforce.com Inc*	30,877	(4,600,056)

		(8,493,641)

Specialty Retail — (0.1)%
Aaron’s, Inc.	3,400	(96,084)
ANN, Inc.*	17,200	(448,920)
Collective Brands, Inc.*	20,300	(298,207)
DSW, Inc. (Class A Stock)*	15,759	(797,563)
Lowe’s Cos., Inc.	2,900	(67,599)
OfficeMax, Inc.*	20,200	(158,570)
RadioShack Corp.	19,200	(255,552)
Sonic Automotive, Inc. (Class A Stock)	183,139	(2,682,986)
Tiffany & Co.	9,000	(706,680)

		(5,512,161)

Telecommunications
Level 3 Communications, Inc.*	1,136,796	(2,773,782)

Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.*	8,000	(228,400)
K-Swiss, Inc. (Class A Stock)*	10,900	(115,867)
Phillips-Van Heusen Corp.	2,800	(183,316)
Polo Ralph Lauren Corp.	4,800	(636,528)
Under Armour, Inc. (Class A Stock)*	8,900	(688,059)

		(1,852,170)

Thrifts & Mortgage Finance
Astoria Financial Corp.	7,300	(93,367)
Berkshire Hills Bancorp, Inc.	2,969	(66,476)
First Niagara Financial Group, Inc.	34,700	(458,040)
People’s United Financial, Inc.	46,224	(621,250)

		(1,239,133)

Trading Companies & Distributors — (0.1)%
Air Lease Corp.*	13,400	(325,486)
GATX Corp.	16,100	(597,632)
Kaman Corp.	15,986	(567,024)

SECURITIES SOLD SHORT (Continued)	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
United Rentals, Inc.*	81,251	$(2,063,775)

		(3,553,917)

Transportation
Ultrapetrol Bahamas Ltd. (Bahamas)*	8,753	(43,240)

Water Utilities
Aqua America, Inc.	5,000	(109,900)

Wireless Telecommunication Services
American Tower Corp. (Class A Stock)*	900	(47,070)
Crown Castle International Corp.*	4,400	(179,476)
Leap Wireless International, Inc.*	15,500	(251,565)
SBA Communications Corp. (Class A Stock)*	15,300	(584,307)
Telephone & Data Systems, Inc.	32,960	(1,024,397)

		(2,086,815)

TOTAL COMMON STOCKS
(proceeds received $244,698,910)		(263,532,319)

EXCHANGE TRADED FUNDS — (0.1)%
iShares Silver Trust*	2,371	(80,259)
SPDR Barclays Capital High Yield Bond	171,955	(6,916,030)
SPDR Gold Trust*	3,296	(481,150)

TOTAL EXCHANGE TRADED FUNDS
(proceeds received $7,421,266)		(7,477,439)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CORPORATE BOND
Paper & Forest Products
Sino-Forest Corp., Gtd. Notes, 144A (Canada) (proceeds $71,455)
6.25%	10/21/17	Ba2	$155	(69,750)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — (0.1)%
Federal National Mortgage Assoc.
4.00%	TBA		4,000	(4,000,000)
5.50%	TBA		3,000	(3,237,657)

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(proceeds received $7,270,000)				(7,237,657)

TOTAL SECURITIES SOLD SHORT
(proceeds received $259,461,631)				(278,317,165)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 99.8%
(cost $6,744,892,863)				7,522,435,970
Other assets in excess of other liabilities(x) — 0.2%				11,771,247

NET ASSETS — 100.0%				$7,534,207,217

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:
144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CPI	Consumer Price Index
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
FDIC	Federal Deposit Insurance Corp.
iBoxx	Bond Market Indices
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NR	Not Rated by Moody’s or Standard & Poor’s
NSA	Non-Seasonally Adjusted
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
UTS	Unit Trust Security
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso

SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
(a)

All or a portion of security is on loan.The aggregate market value of such securities, including those sold and pending settlement, is $134,365,750; cash collateral of $136,466,461 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.
(d)	Standard & Poor’s rating.
(f)

Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $2,132,734. The aggregate value of $2,332,156 is approximately 0.0% of net assets.

(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rates shown are the effective yields at purchase date.
(o)	As of June 30, 2011, 77 securities representing $36,400,394 and 0.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(q)	Exercise price and final cost determined on a future date, based upon the implied volatility.
(r)	Less than $1,000 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(x)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Positions:
41	90 Day Euro Dollar	Sep. 2011	$10,205,700	$10,214,638	$8,938
370	90 Day Euro Dollar	Dec. 2011	92,104,987	92,111,500	6,513
49	90 Day Euro Dollar	Mar. 2012	12,157,288	12,190,588	33,300
12	90 Day Euro Dollar	Jun. 2012	2,971,438	2,981,551	10,113
18	90 Day Euro Dollar	Sep. 2012	4,453,212	4,463,100	9,888
17	90 Day Euro Dollar	Dec. 2012	4,205,688	4,204,525	(1,163)
8	90 Day Euro Dollar	Mar. 2013	1,978,700	1,973,600	(5,100)
95	90 Day Euro Dollar	Jun. 2013	23,390,950	23,373,562	(17,388)
214	5 Year Euro-Bobl	Sep. 2011	36,176,296	36,178,718	2,422
18	5 Year U.S. Treasury Notes	Sep. 2011	2,133,281	2,145,515	12,234
53	10 Year Canadian Bonds	Sep. 2011	6,810,306	6,813,697	3,391
989	10 Year Euro-Bund	Sep. 2011	179,453,986	179,964,210	510,224
14	10 Year Japanese Bonds	Sep. 2011	24,455,127	24,527,172	72,045
421	10 Year Mini Japanese Government Bonds	Sep. 2011	73,608,024	73,798,546	190,522
121	10 Year U.K. Gilt	Sep. 2011	23,345,901	23,333,093	(12,808)
885	10 Year U.S. Treasury Notes	Sep. 2011	107,893,149	108,260,391	367,242
30	Amsterdam Index	Jul. 2011	2,921,532	2,956,147	34,615
28	CAC40 10 Euro	Jul. 2011	1,549,972	1,615,853	65,881
1,340	CBOE VIX	Aug. 2011	27,249,334	25,125,000	(2,124,334)
10	DAX Index	Sep. 2011	2,608,109	2,679,711	71,602
39	FTSE 100 Index	Sep. 2011	3,618,590	3,694,568	75,978
46	FTSE/MIB Index	Sep. 2011	6,621,349	6,741,770	120,421
17	IBEX 35 Index	Jul. 2011	2,460,592	2,532,571	71,979
281	S&P 500	Sep. 2011	89,329,900	92,413,875	3,083,975
245	S&P 500 E-Mini	Sep. 2011	15,680,000	16,114,875	434,875
39	Topix Index	Sep. 2011	3,935,283	4,115,334	180,051

					3,205,416

Short Positions:
95	2 Year U.S. Treasury Notes	Sep. 2011	20,798,750	20,837,656	(38,906)
62	5 Year U.S. Treasury Notes	Sep. 2011	7,343,531	7,390,109	(46,578)
931	10 Year Australian Bonds	Sep. 2011	758,001,527	757,931,098	70,429
706	10 Year Canadian Bonds	Sep. 2011	91,011,888	90,763,585	248,303
539	10 Year U.K. Gilt	Sep. 2011	103,835,508	103,938,321	(102,813)
28	10 Year U.S. Treasury Notes	Sep. 2011	3,409,875	3,425,188	(15,313)
16	Hang Seng Index	Jul. 2011	2,254,103	2,305,718	(51,615)
64	SPI 200 Index	Sep. 2011	7,760,093	7,895,663	(135,570)
178	S&P 500 E-Mini	Sep. 2011	11,278,212	11,707,950	(429,738)
15	S&P/TSX 60 Index	Sep. 2011	2,351,417	2,370,885	(19,468)

					(521,269)

					$2,684,147

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Commodity futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Positions:
48	Brent Crude	Aug. 2011	$5,562,930	$5,399,040	$(163,890)
118	Brent Crude	Sep. 2011	13,372,090	13,264,380	(107,710)
25	Coffee ‘C’	Sep. 2011	2,676,795	2,490,000	(186,795)
8	Coffee ‘C’	Dec. 2011	810,431	807,000	(3,431)
285	Corn	Sep. 2011	10,214,925	9,234,000	(980,925)
81	Corn	Dec. 2011	2,777,388	2,513,025	(264,363)
65	Cotton No. 2	Dec. 2011	4,236,865	3,854,175	(382,690)
11	Cotton No. 2	Mar. 2012	663,885	602,910	(60,975)
53	Gas Oil	Aug. 2011	4,998,675	4,926,350	(72,325)
137	Gas Oil	Sep. 2011	13,075,500	12,775,250	(300,250)
6	Gasoline RBOB	Aug. 2011	745,521	748,238	2,717
24	Gasoline RBOB	Sep. 2011	2,958,984	2,952,835	(6,149)
37	Gold 100 OZ	Aug. 2011	5,656,260	5,560,360	(95,900)
230	Gold 100 OZ	Dec. 2011	35,240,190	34,615,000	(625,190)
25	Heating Oil	Aug. 2011	3,162,772	3,093,615	(69,157)
24	Heating Oil	Sep. 2011	3,025,411	2,985,293	(40,118)
10	Lean Hogs	Aug. 2011	366,050	366,700	650
136	Lean Hogs	Oct. 2011	4,790,610	4,690,640	(99,970)
11	Live Cattle	Aug. 2011	483,060	487,850	4,790
136	Live Cattle	Oct. 2011	6,326,610	6,375,680	49,070
51	LME Copper	Jul. 2011	12,299,419	12,013,050	(286,369)
59	LME Copper	Sep. 2011	13,668,837	13,912,200	243,363
17	LME Copper	Dec. 2011	3,884,150	4,010,725	126,575
37	LME Nickel	Jul. 2011	6,125,622	5,195,466	(930,156)
34	LME Nickel	Sep. 2011	4,981,713	4,779,108	(202,605)
3	LME Nickel	Dec. 2011	419,694	421,794	2,100
148	LME PRI Aluminum	Jul. 2011	9,619,344	9,284,225	(335,119)
108	LME PRI Aluminum	Sep. 2011	7,290,581	6,833,700	(456,881)
18	LME PRI Aluminum	Dec. 2011	1,201,175	1,149,750	(51,425)
22	LME Zinc	Sep. 2011	1,250,725	1,300,613	49,888
48	Natural Gas	Aug. 2011	2,303,380	2,099,520	(203,860)
263	Natural Gas	Sep. 2011	12,166,490	11,553,590	(612,900)
20	Silver	Sep. 2011	3,696,580	3,483,200	(213,380)
4	Silver	Dec. 2011	734,600	697,020	(37,580)
148	Soybean	Nov. 2011	10,118,338	9,575,600	(542,738)
23	Soybean	Jan. 2012	1,587,800	1,499,887	(87,913)
171	Sugar #11 (World)	Oct. 2011	4,364,461	5,044,637	680,176
92	Sugar #11 (World)	Mar. 2012	2,549,579	2,649,158	99,579
125	Wheat	Sep. 2011	5,188,875	3,839,063	(1,349,812)
7	Wheat	Dec. 2011	292,450	230,125	(62,325)
71	WTI Crude	Aug. 2011	7,124,040	6,774,820	(349,220)
173	WTI Crude	Sep. 2011	16,290,380	16,601,080	310,700

					(7,612,513)

Short Positions:
51	LME Copper	Jul. 2011	11,644,475	12,013,050	(368,575)
17	LME Copper	Sep. 2011	3,860,294	4,008,600	(148,306)
37	LME Nickel	Jul. 2011	5,527,080	5,195,466	331,614
2	LME Nickel	Sep. 2011	264,492	281,124	(16,632)
148	LME PRI Aluminum	Jul. 2011	9,802,713	9,284,225	518,488
55	LME PRI Aluminum	Sep. 2011	3,570,369	3,480,125	90,244

					406,833

					$(7,205,680)

(1)

Cash of $5,000 and U.S.Treasury Securities and federal agency obligation with a market value of $45,202,324 has been segregated to cover requirements for open futures contracts as of June 30, 2011. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of June 30, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/21/11	Morgan Stanley	AUD	1,926	$2,011,225	$2,043,926	$32,701
Expiring 09/21/11	Morgan Stanley	AUD	1,472	1,537,231	1,562,225	24,994
Expiring 09/21/11	Morgan Stanley	AUD	1,204	1,253,197	1,277,721	24,524
Expiring 09/21/11	Morgan Stanley	AUD	875	921,167	928,797	7,630
Expiring 09/21/11	Morgan Stanley	AUD	800	831,969	848,772	16,803
Expiring 09/21/11	Morgan Stanley	AUD	416	437,978	441,606	3,628
Expiring 09/21/11	Morgan Stanley	AUD	205	213,546	217,859	4,313
Expiring 09/21/11	UBS AB	AUD	3,900	4,111,162	4,138,395	27,233
Brazilian Real,
Expiring 08/02/11	Royal Bank of Canada	BRL	1,048	650,224	666,195	15,971
Expiring 08/02/11	UBS AB	BRL	2,393	1,480,018	1,520,886	40,868
Expiring 08/02/11	UBS AB	BRL	101	62,246	63,965	1,719
Expiring 09/02/11	Barclays Capital Group	BRL	1,048	651,275	661,625	10,350
Expiring 09/02/11	Barclays Capital Group	BRL	101	62,532	63,526	994
Expiring 09/02/11	Barclays Capital Group	BRL	75	46,320	47,056	736
British Pound,
Expiring 09/21/11	Morgan Stanley	GBP	40,821	66,743,198	65,446,819	(1,296,379)
Expiring 09/21/11	Morgan Stanley	GBP	34,196	55,912,183	54,826,179	(1,086,004)
Expiring 09/21/11	Morgan Stanley	GBP	3,827	6,219,917	6,136,109	(83,808)
Expiring 09/21/11	Morgan Stanley	GBP	210	344,451	337,101	(7,350)
Expiring 09/21/11	Morgan Stanley	GBP	172	281,045	276,396	(4,649)
Expiring 09/21/11	UBS AB	GBP	625	1,021,850	1,002,051	(19,799)
Canadian Dollar,
Expiring 07/08/11	Royal Bank of Scotland	CAD	2,307	2,353,731	2,391,697	37,966
Expiring 07/29/11	Royal Bank of Scotland	CAD	52	53,332	54,120	788
Expiring 09/21/11	Morgan Stanley	CAD	4,119	4,250,338	4,250,338	—
Expiring 09/21/11	Morgan Stanley	CAD	2,458	2,536,423	2,536,423	—
Expiring 09/21/11	Morgan Stanley	CAD	1,511	1,553,737	1,563,660	9,923
Expiring 09/21/11	UBS AB	CAD	1,800	1,825,561	1,862,375	36,814
Expiring 09/21/11	UBS AB	CAD	400	412,304	413,861	1,557
Chinese Yuan,
Expiring 02/01/13	Citigroup Global Markets	CNY	13,989	2,228,688	2,213,187	(15,501)
Expiring 02/01/13	Deutsche Bank	CNY	16,666	2,633,353	2,636,701	3,348
Expiring 02/13/12	Deutsche Bank	CNY	8,048	1,242,429	1,255,290	12,861
Expiring 02/13/12	Deutsche Bank	CNY	797	123,010	124,283	1,273
Expiring 04/25/14	Barclays Capital Group	CNY	1,972	324,000	319,454	(4,546)
Expiring 04/25/14	Citigroup Global Markets	CNY	4,685	768,000	759,090	(8,910)
Expiring 04/25/14	Citigroup Global Markets	CNY	1,604	264,000	259,868	(4,132)
Expiring 04/25/14	Goldman Sachs & Co.	CNY	2,814	462,000	455,891	(6,109)
Expiring 04/25/14	Hong Kong & Shanghai Bank	CNY	1,308	215,000	211,983	(3,017)
Expiring 04/25/14	JPMorgan Chase	CNY	2,811	462,000	455,517	(6,483)
Expiring 04/25/14	JPMorgan Chase	CNY	1,793	294,000	290,589	(3,411)
Expiring 04/25/14	Royal Bank of Scotland	CNY	4,687	768,000	759,401	(8,599)
Expiring 04/25/14	UBS AB	CNY	1,318	216,000	213,494	(2,506)
Expiring 04/25/14	UBS AB	CNY	1,311	216,000	212,444	(3,556)
Expiring 08/05/13	Deutsche Bank	CNY	8,000	1,277,139	1,272,163	(4,976)
Expiring 08/05/13	Deutsche Bank	CNY	2,000	319,285	318,041	(1,244)
Expiring 09/08/15	Barclays Capital Group	CNY	1,596	260,000	267,561	7,561
Expiring 09/08/15	Citigroup Global Markets	CNY	3,448	571,428	577,845	6,417
Expiring 09/08/15	Citigroup Global Markets	CNY	1,530	252,893	256,432	3,539
Expiring 09/08/15	Citigroup Global Markets	CNY	1,090	177,000	182,740	5,740
Expiring 09/08/15	Morgan Stanley	CNY	738	120,000	123,691	3,691
Expiring 09/08/15	Morgan Stanley	CNY	554	90,000	92,843	2,843
Expiring 09/14/11	Bank of America	CNY	824	124,000	127,605	3,605
Expiring 09/14/11	Barclays Capital Group	CNY	4,602	700,000	712,654	12,654
Expiring 09/14/11	Barclays Capital Group	CNY	2,630	400,000	407,293	7,293
Expiring 09/14/11	Citigroup Global Markets	CNY	24,239	3,695,000	3,753,786	58,786
Expiring 09/14/11	Citigroup Global Markets	CNY	817	123,000	126,481	3,481

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (cont’d.),
Expiring 09/14/11	Hong Kong & Shanghai Bank	CNY	2,473	$372,000	$382,988	$10,988
Expiring 09/14/11	JPMorgan Chase	CNY	2,557	384,000	396,056	12,056
Expiring 09/14/11	JPMorgan Chase	CNY	2,556	384,000	395,759	11,759
Expiring 11/15/11	Barclays Capital Group	CNY	523	81,401	81,230	(171)
Expiring 11/15/11	Citigroup Global Markets	CNY	3,145	484,145	488,504	4,359
Expiring 11/15/11	JPMorgan Chase	CNY	1,285	200,062	199,579	(483)
Expiring 11/15/11	Morgan Stanley	CNY	663	103,099	103,026	(73)
Euro,
Expiring 07/18/11	Royal Bank of Canada	EUR	3,506	5,000,117	5,081,628	81,511
Expiring 09/21/11	Morgan Stanley	EUR	5,861	8,547,753	8,479,569	(68,184)
Expiring 09/21/11	Morgan Stanley	EUR	5,341	7,605,682	7,727,076	121,394
Expiring 09/21/11	Morgan Stanley	EUR	4,774	6,961,462	6,905,932	(55,530)
Expiring 09/21/11	Morgan Stanley	EUR	3,572	5,085,780	5,166,954	81,174
Expiring 09/21/11	Morgan Stanley	EUR	3,396	4,946,118	4,913,166	(32,952)
Expiring 09/21/11	Morgan Stanley	EUR	2,872	4,089,789	4,155,474	65,685
Expiring 09/21/11	Morgan Stanley	EUR	2,702	3,846,606	3,908,386	61,780
Expiring 09/21/11	Morgan Stanley	EUR	2,100	3,035,332	3,037,888	2,556
Expiring 09/21/11	Morgan Stanley	EUR	1,876	2,712,050	2,714,334	2,284
Expiring 09/21/11	Morgan Stanley	EUR	1,238	1,802,725	1,790,715	(12,010)
Expiring 09/21/11	UBS AB	EUR	1,000	1,455,843	1,446,667	(9,176)
Expiring 09/21/11	UBS AB	EUR	250	359,366	361,667	2,301
Indian Rupee,
Expiring 08/12/11	Barclays Capital Group	INR	60,320	1,285,584	1,338,380	52,796
Expiring 08/12/11	Barclays Capital Group	INR	35,663	760,086	791,301	31,215
Expiring 08/12/11	Barclays Capital Group	INR	8,590	190,000	190,594	594
Expiring 08/12/11	Citigroup Global Markets	INR	117,462	2,507,844	2,606,272	98,428
Expiring 08/12/11	Citigroup Global Markets	INR	57,020	1,215,000	1,265,167	50,167
Expiring 08/12/11	Deutsche Bank	INR	15,900	340,107	352,791	12,684
Expiring 08/12/11	Deutsche Bank	INR	8,200	175,401	181,943	6,542
Expiring 08/12/11	Deutsche Bank	INR	4,800	102,674	106,503	3,829
Expiring 08/12/11	Hong Kong & Shanghai Bank	INR	4,449	98,516	98,715	199
Expiring 08/12/11	JPMorgan Chase	INR	156,630	3,450,000	3,475,328	25,328
Expiring 08/12/11	JPMorgan Chase	INR	4,544	100,000	100,823	823
Indonesia Rupiah,
Expiring 01/31/12	Bank of America	IDR	1,781,400	196,449	200,471	4,022
Expiring 01/31/12	Citigroup Global Markets	IDR	7,314,000	806,128	823,087	16,959
Expiring 07/27/11	Citigroup Global Markets	IDR	671,480	72,047	77,975	5,928
Expiring 07/27/11	Hong Kong & Shanghai Bank	IDR	1,396,320	148,877	162,146	13,269
Expiring 07/27/11	JPMorgan Chase	IDR	7,523,100	819,599	873,611	54,012
Expiring 10/31/11	Citigroup Global Markets	IDR	1,577,600	170,000	180,265	10,265
Expiring 10/31/11	Citigroup Global Markets	IDR	975,200	106,000	111,431	5,431
Expiring 10/31/11	Goldman Sachs & Co.	IDR	1,295,000	140,000	147,973	7,973
Japanese Yen,
Expiring 07/14/11	Barclays Capital Group	JPY	162,054	1,982,775	2,013,109	30,334
Expiring 07/14/11	Hong Kong & Shanghai Bank	JPY	274,705	3,412,294	3,412,511	217
Expiring 07/14/11	Hong Kong & Shanghai Bank	JPY	23,285	290,550	289,256	(1,294)
Expiring 07/14/11	Hong Kong & Shanghai Bank	JPY	6,630	82,629	82,361	(268)
Expiring 07/14/11	JPMorgan Chase	JPY	58,516	714,943	726,913	11,970
Expiring 07/14/11	Morgan Stanley	JPY	21,620	270,884	268,573	(2,311)
Expiring 07/14/11	Royal Bank of Canada	JPY	46,744	582,883	580,675	(2,208)
Expiring 09/21/11	Morgan Stanley	JPY	377,367	4,686,275	4,689,787	3,512
Expiring 09/21/11	Morgan Stanley	JPY	184,491	2,291,078	2,292,795	1,717
Expiring 09/21/11	Morgan Stanley	JPY	126,608	1,573,175	1,573,435	260
Expiring 09/21/11	Morgan Stanley	JPY	67,246	839,883	835,711	(4,172)
Expiring 09/21/11	UBS AB	JPY	812,500	10,106,528	10,097,469	(9,059)
Expiring 09/21/11	UBS AB	JPY	62,500	776,718	776,728	10
Expiring 09/21/11	UBS AB	JPY	50,000	620,344	621,382	1,038
Expiring 09/21/11	UBS AB	JPY	50,000	621,509	621,383	(126)
Expiring 09/21/11	UBS AB	JPY	37,500	468,439	466,037	(2,402)
Expiring 09/21/11	UBS AB	JPY	37,500	468,400	466,037	(2,363)
Expiring 09/21/11	UBS AB	JPY	25,000	310,172	310,691	519

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Malaysian Ringgit,
Expiring 08/11/11	Barclays Capital Group	MYR	400	$128,887	$132,039	$3,152
Expiring 08/11/11	Barclays Capital Group	MYR	400	129,521	132,039	2,518
Expiring 08/11/11	Barclays Capital Group	MYR	400	129,976	132,039	2,063
Expiring 08/11/11	Barclays Capital Group	MYR	200	64,988	66,019	1,031
Expiring 08/11/11	Barclays Capital Group	MYR	100	32,222	33,010	788
Expiring 08/11/11	Barclays Capital Group	MYR	100	32,380	33,010	630
Expiring 08/11/11	Barclays Capital Group	MYR	100	32,494	33,010	516
Expiring 08/11/11	Citigroup Global Markets	MYR	660	213,309	217,864	4,555
Expiring 08/11/11	Citigroup Global Markets	MYR	500	162,143	165,049	2,906
Expiring 08/11/11	Citigroup Global Markets	MYR	500	162,512	165,049	2,537
Expiring 08/11/11	Citigroup Global Markets	MYR	433	140,000	142,976	2,976
Expiring 08/11/11	Citigroup Global Markets	MYR	400	129,702	132,039	2,337
Expiring 08/11/11	Citigroup Global Markets	MYR	300	97,507	99,029	1,522
Expiring 08/11/11	Citigroup Global Markets	MYR	200	64,857	66,019	1,162
Expiring 08/11/11	Citigroup Global Markets	MYR	200	64,851	66,020	1,169
Expiring 08/11/11	Citigroup Global Markets	MYR	200	64,639	66,019	1,380
Expiring 08/11/11	Citigroup Global Markets	MYR	200	64,857	66,019	1,162
Expiring 08/11/11	Citigroup Global Markets	MYR	200	65,005	66,020	1,015
Expiring 08/11/11	Citigroup Global Markets	MYR	100	32,425	33,009	584
Expiring 08/11/11	Hong Kong & Shanghai Bank	MYR	621	201,771	204,974	3,203
Expiring 08/11/11	Hong Kong & Shanghai Bank	MYR	260	84,437	85,777	1,340
Expiring 08/11/11	Hong Kong & Shanghai Bank	MYR	144	46,723	47,465	742
Expiring 08/11/11	JPMorgan Chase	MYR	305	100,000	100,762	762
Expiring 08/11/11	JPMorgan Chase	MYR	300	97,355	99,029	1,674
Expiring 08/11/11	JPMorgan Chase	MYR	200	64,903	66,019	1,116
Expiring 08/11/11	JPMorgan Chase	MYR	100	32,452	33,010	558
Expiring 11/10/11	Citigroup Global Markets	MYR	218	73,262	71,644	(1,618)
Mexican Peso,
Expiring 07/07/11	Citigroup Global Markets	MXN	2,747	237,000	234,466	(2,534)
Expiring 07/07/11	Citigroup Global Markets	MXN	2,360	200,000	201,399	1,399
Expiring 07/07/11	Citigroup Global Markets	MXN	567	48,191	48,396	205
Expiring 07/07/11	Deutsche Bank	MXN	350	28,398	29,873	1,475
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	27,078	2,181,085	2,311,243	130,158
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	24,230	1,951,665	2,068,132	116,467
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	7,017	571,000	598,934	27,934
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	4,171	337,000	355,989	18,989
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	3,382	291,000	288,664	(2,336)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	3,379	291,000	288,416	(2,584)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	3,220	278,000	274,883	(3,117)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	3,024	250,000	258,133	8,133
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	2,675	231,000	228,351	(2,649)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	2,675	231,000	228,292	(2,708)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	1,193	100,000	101,819	1,819
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	1,185	100,000	101,107	1,107
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	121	10,000	10,338	338
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	39	3,280	3,298	18
Expiring 07/07/11	Morgan Stanley	MXN	3,384	291,000	288,880	(2,120)
Expiring 07/07/11	Morgan Stanley	MXN	2,812	242,000	239,989	(2,011)
Expiring 07/07/11	Morgan Stanley	MXN	2,297	190,000	196,060	6,060
Expiring 07/07/11	Morgan Stanley	MXN	846	70,000	72,203	2,203
Expiring 07/07/11	Royal Bank of Canada	MXN	41,080	3,450,000	3,506,347	56,347
Expiring 07/07/11	UBS AB	MXN	7,875	636,000	672,162	36,162
Expiring 07/07/11	UBS AB	MXN	3,413	294,000	291,311	(2,689)
Expiring 11/18/11	Barclays Capital Group	MXN	4,122	350,000	347,403	(2,597)
Expiring 11/18/11	Barclays Capital Group	MXN	3,632	308,000	306,089	(1,911)
Expiring 11/18/11	Barclays Capital Group	MXN	3,630	308,000	305,933	(2,067)
Expiring 11/18/11	Barclays Capital Group	MXN	2,896	247,000	244,052	(2,948)
Expiring 11/18/11	Barclays Capital Group	MXN	1,126	96,000	94,891	(1,109)
Expiring 11/18/11	Citigroup Global Markets	MXN	3,674	311,000	309,621	(1,379)
Expiring 11/18/11	Citigroup Global Markets	MXN	3,670	311,000	309,293	(1,707)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.),
Expiring 11/18/11	Deutsche Bank	MXN	226	$18,899	$19,054	$155
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	4,120	345,000	347,221	2,221
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	4,119	345,000	347,177	2,177
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	3,470	296,000	292,442	(3,558)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	3,063	260,000	258,168	(1,832)
Expiring 11/18/11	Morgan Stanley	MXN	68,508	5,803,796	5,773,652	(30,144)
Expiring 11/18/11	Morgan Stanley	MXN	41,039	3,498,507	3,458,665	(39,842)
Expiring 11/18/11	Morgan Stanley	MXN	11,025	939,883	929,179	(10,704)
Expiring 11/18/11	Morgan Stanley	MXN	3,829	325,000	322,682	(2,318)
Expiring 11/18/11	Morgan Stanley	MXN	3,770	320,000	317,691	(2,309)
Expiring 11/18/11	Morgan Stanley	MXN	3,552	303,000	299,371	(3,629)
New Taiwanese Dollar,
Expiring 01/11/12	Barclays Capital Group	TWD	23,485	819,428	821,382	1,954
New Zealand Dollar,
Expiring 09/21/11	Morgan Stanley	NZD	39,362	31,902,005	32,425,315	523,310
Expiring 09/21/11	Morgan Stanley	NZD	23,315	18,895,907	19,205,869	309,962
Expiring 09/21/11	Morgan Stanley	NZD	6,924	5,541,071	5,703,962	162,891
Expiring 09/21/11	Morgan Stanley	NZD	4,493	3,595,417	3,701,112	105,695
Norwegian Krone,
Expiring 08/08/11	BNP Paribas	NOK	618	110,705	114,259	3,554
Expiring 08/08/11	Deutsche Bank	NOK	19,098	3,621,298	3,530,924	(90,374)
Expiring 08/08/11	Royal Bank of Canada	NOK	3,053	548,854	564,452	15,598
Philippine Peso,
Expiring 03/15/12	Citigroup Global Markets	PHP	108,753	2,507,849	2,460,537	(47,312)
Expiring 03/15/12	Citigroup Global Markets	PHP	87,085	2,008,184	1,970,299	(37,885)
Expiring 03/15/12	Citigroup Global Markets	PHP	24,180	557,593	547,074	(10,519)
Expiring 11/15/11	Barclays Capital Group	PHP	6,400	144,274	145,979	1,705
Expiring 11/15/11	Barclays Capital Group	PHP	2,700	61,225	61,585	360
Expiring 11/15/11	Barclays Capital Group	PHP	2,700	60,962	61,585	623
Expiring 11/15/11	Barclays Capital Group	PHP	2,700	60,743	61,585	842
Expiring 11/15/11	Barclays Capital Group	PHP	2,097	46,822	47,824	1,002
Expiring 11/15/11	Citigroup Global Markets	PHP	5,300	119,558	120,889	1,331
Singapore Dollar,
Expiring 09/09/11	Barclays Capital Group	SGD	500	392,711	407,103	14,392
Expiring 09/09/11	Barclays Capital Group	SGD	400	312,848	325,683	12,835
Expiring 09/09/11	Barclays Capital Group	SGD	169	131,906	137,317	5,411
Expiring 09/09/11	Barclays Capital Group	SGD	154	120,215	125,147	4,932
Expiring 09/09/11	Citigroup Global Markets	SGD	500	391,370	407,104	15,734
Expiring 09/09/11	Citigroup Global Markets	SGD	500	390,656	407,104	16,448
Expiring 09/09/11	Citigroup Global Markets	SGD	100	78,131	81,421	3,290
Expiring 09/09/11	Citigroup Global Markets	SGD	100	78,131	81,421	3,290
Expiring 09/09/11	Deutsche Bank	SGD	500	392,049	407,103	15,054
Expiring 09/09/11	JPMorgan Chase	SGD	648	508,663	527,379	18,716
Expiring 09/09/11	JPMorgan Chase	SGD	500	390,892	407,103	16,211
Expiring 09/09/11	JPMorgan Chase	SGD	100	78,071	81,421	3,350
Expiring 09/09/11	JPMorgan Chase	SGD	100	78,178	81,420	3,242
Expiring 09/09/11	Royal Bank of Canada	SGD	897	721,823	730,510	8,687
Expiring 09/09/11	Royal Bank of Canada	SGD	500	388,884	407,103	18,219
Expiring 12/09/11	Citigroup Global Markets	SGD	126	99,992	102,642	2,650
South African Rand,
Expiring 07/28/11	Hong Kong & Shanghai Bank	ZAR	3,529	508,363	519,721	11,358
South Korean Won,
Expiring 08/12/11	Barclays Capital Group	KRW	1,473,230	1,298,000	1,376,094	78,094
Expiring 08/12/11	JPMorgan Chase	KRW	3,869,583	3,523,729	3,614,445	90,716
Expiring 08/12/11	JPMorgan Chase	KRW	3,772,575	3,437,896	3,523,834	85,938
Expiring 08/12/11	JPMorgan Chase	KRW	2,064,172	1,879,681	1,928,072	48,391
Expiring 08/12/11	Morgan Stanley	KRW	941,869	837,775	879,767	41,992
Expiring 08/12/11	Morgan Stanley	KRW	598,846	554,000	559,362	5,362
Expiring 08/12/11	Morgan Stanley	KRW	386,622	358,000	361,131	3,131
Expiring 08/12/11	Morgan Stanley	KRW	218,660	200,000	204,243	4,243
Expiring 08/12/11	Royal Bank of Canada	KRW	1,181,000	1,057,770	1,103,132	45,362

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Swedish Krona,
Expiring 09/21/11	Morgan Stanley	SEK	114,191	$18,357,872	$17,963,928	$(393,944)
Expiring 09/21/11	Morgan Stanley	SEK	64,190	10,319,558	10,098,109	(221,449)
Expiring 09/21/11	UBS AB	SEK	2,000	322,635	314,631	(8,004)
Swiss Franc,
Expiring 09/21/11	Morgan Stanley	CHF	8,029	9,628,261	9,555,243	(73,018)
Expiring 09/21/11	Morgan Stanley	CHF	7,791	9,390,720	9,272,342	(118,378)
Expiring 09/21/11	Morgan Stanley	CHF	7,386	8,856,695	8,789,528	(67,167)
Expiring 09/21/11	Morgan Stanley	CHF	7,104	8,562,524	8,454,586	(107,938)
Expiring 09/21/11	Morgan Stanley	CHF	2,181	2,566,765	2,595,808	29,043
Expiring 09/21/11	Morgan Stanley	CHF	716	851,253	852,233	980
Expiring 09/21/11	Morgan Stanley	CHF	639	756,841	760,893	4,052
Expiring 09/21/11	Morgan Stanley	CHF	539	634,034	641,185	7,151
Expiring 09/21/11	Morgan Stanley	CHF	525	618,232	624,668	6,436
Expiring 09/21/11	Morgan Stanley	CHF	410	487,526	488,087	561
Expiring 09/21/11	Morgan Stanley	CHF	306	363,610	364,552	942
Expiring 09/21/11	Morgan Stanley	CHF	89	106,640	106,123	(517)
Expiring 09/21/11	Morgan Stanley	CHF	77	92,191	91,744	(447)
Expiring 09/21/11	Morgan Stanley	CHF	24	28,996	28,918	(78)
Expiring 09/21/11	UBS AB	CHF	4,000	4,791,450	4,760,361	(31,089)
Expiring 09/21/11	UBS AB	CHF	250	295,232	297,523	2,291
Expiring 09/21/11	UBS AB	CHF	250	298,894	297,523	(1,371)
Expiring 09/21/11	UBS AB	CHF	250	297,144	297,523	379
Expiring 09/21/11	UBS AB	CHF	125	147,970	148,762	792
Expiring 09/21/11	UBS AB	CHF	125	147,970	148,762	792
Turkish New Lira,
Expiring 07/27/11	Hong Kong & Shanghai Bank	TRY	477	299,904	292,407	(7,497)
Expiring 10/27/11	JPMorgan Chase	TRY	477	283,743	287,222	3,479

				$473,075,677	$472,512,539	$(563,138)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/29/11	Deutsche Bank	AUD	5,228	$5,448,099	$5,586,049	$(137,950)
Expiring 07/29/11	Deutsche Bank	AUD	284	295,956	303,450	(7,494)
Expiring 09/21/11	Morgan Stanley	AUD	62,289	65,308,804	66,096,879	(788,075)
Expiring 09/21/11	Morgan Stanley	AUD	40,346	42,301,890	42,812,343	(510,453)
Expiring 09/21/11	Morgan Stanley	AUD	1,982	2,087,069	2,102,937	(15,868)
Expiring 09/21/11	Morgan Stanley	AUD	1,810	1,906,437	1,920,932	(14,495)
Expiring 09/21/11	Morgan Stanley	AUD	1,726	1,784,643	1,831,729	(47,086)
Expiring 09/21/11	Morgan Stanley	AUD	1,440	1,504,475	1,528,204	(23,729)
Expiring 09/21/11	Morgan Stanley	AUD	1,378	1,439,460	1,462,164	(22,704)
Expiring 09/21/11	Morgan Stanley	AUD	1,009	1,043,409	1,070,938	(27,529)
Expiring 09/21/11	Morgan Stanley	AUD	680	708,021	721,876	(13,855)
Expiring 09/21/11	Morgan Stanley	AUD	243	258,020	258,020	—
Expiring 09/21/11	Morgan Stanley	AUD	165	175,872	175,872	—
Brazilian Real,
Expiring 08/02/11	Barclays Capital Group	BRL	1,048	655,429	666,195	(10,766)
Expiring 08/02/11	Barclays Capital Group	BRL	101	62,931	63,965	(1,034)
Expiring 08/02/11	Barclays Capital Group	BRL	75	46,615	47,381	(766)
Expiring 08/02/11	Hong Kong & Shanghai Bank	BRL	1,180	742,372	750,083	(7,711)
Expiring 08/02/11	Morgan Stanley	BRL	688	428,036	437,298	(9,262)
Expiring 08/02/11	UBS AB	BRL	450	279,316	286,123	(6,807)
British Pound,
Expiring 09/13/11	JPMorgan Chase	GBP	850	1,358,270	1,362,915	(4,645)
Expiring 09/13/11	Morgan Stanley	GBP	2,001	3,271,595	3,208,464	63,131
Expiring 09/13/11	UBS AB	GBP	15,036	24,689,307	24,109,174	580,133

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound (cont’d.),
Expiring 09/13/11	UBS AB	GBP	64	$105,089	$102,620	$2,469
Expiring 09/21/11	Morgan Stanley	GBP	6,320	10,064,147	10,132,159	(68,012)
Expiring 09/21/11	Morgan Stanley	GBP	4,702	7,516,307	7,538,226	(21,919)
Expiring 09/21/11	Morgan Stanley	GBP	4,234	6,742,838	6,788,405	(45,567)
Expiring 09/21/11	Morgan Stanley	GBP	3,367	5,383,163	5,398,862	(15,699)
Expiring 09/21/11	Morgan Stanley	GBP	2,718	4,374,218	4,357,238	16,980
Expiring 09/21/11	Morgan Stanley	GBP	2,133	3,433,617	3,420,288	13,329
Expiring 09/21/11	Morgan Stanley	GBP	2,110	3,439,163	3,382,271	56,892
Expiring 09/21/11	Morgan Stanley	GBP	1,063	1,727,849	1,704,568	23,281
Expiring 09/21/11	Morgan Stanley	GBP	7	11,727	11,477	250
Canadian Dollar,
Expiring 07/08/11	Royal Bank of Scotland	CAD	1,188	1,216,732	1,231,502	(14,770)
Expiring 07/08/11	Royal Bank of Scotland	CAD	611	630,818	633,650	(2,832)
Expiring 07/08/11	Royal Bank of Scotland	CAD	394	405,106	408,856	(3,750)
Expiring 07/08/11	Royal Bank of Scotland	CAD	114	116,279	117,691	(1,412)
Expiring 07/15/11	Royal Bank of Scotland	CAD	544	555,803	563,790	(7,987)
Expiring 07/29/11	Royal Bank of Scotland	CAD	11	10,933	10,949	(16)
Expiring 07/29/11	Royal Bank of Scotland	CAD	9	9,745	9,642	103
Expiring 07/29/11	Royal Bank of Scotland	CAD	7	7,789	7,715	74
Expiring 07/29/11	Royal Bank of Scotland	CAD	7	6,875	6,828	47
Expiring 07/29/11	Royal Bank of Scotland	CAD	6	6,643	6,622	21
Expiring 07/29/11	Royal Bank of Scotland	CAD	4	4,263	4,217	46
Expiring 07/29/11	Royal Bank of Scotland	CAD	3	2,915	2,878	37
Expiring 07/29/11	Royal Bank of Scotland	CAD	2	2,209	2,217	(8)
Expiring 07/29/11	Royal Bank of Scotland	CAD	2	2,017	2,028	(11)
Expiring 07/29/11	Royal Bank of Scotland	CAD	1	1,030	1,025	5
Expiring 08/15/11	Royal Bank of Scotland	CAD	1,282	1,309,883	1,328,095	(18,212)
Expiring 08/15/11	Royal Bank of Scotland	CAD	303	313,790	313,684	106
Expiring 08/15/11	Royal Bank of Scotland	CAD	109	110,490	113,069	(2,579)
Expiring 08/15/11	Royal Bank of Scotland	CAD	109	111,456	113,069	(1,613)
Expiring 08/15/11	Royal Bank of Scotland	CAD	87	88,279	89,632	(1,353)
Expiring 08/15/11	Royal Bank of Scotland	CAD	65	65,806	67,375	(1,569)
Expiring 08/15/11	Royal Bank of Scotland	CAD	58	59,674	59,685	(11)
Expiring 08/31/11	Royal Bank of Scotland	CAD	129	130,627	133,723	(3,096)
Expiring 08/31/11	Royal Bank of Scotland	CAD	81	82,188	84,136	(1,948)
Expiring 09/19/11	BNP Paribas	CAD	4,406	4,477,642	4,558,906	(81,264)
Expiring 09/19/11	Deutsche Bank	CAD	10,504	10,662,606	10,868,532	(205,926)
Expiring 09/19/11	Deutsche Bank	CAD	605	614,135	625,996	(11,861)
Expiring 09/19/11	Royal Bank of Canada	CAD	10,504	10,651,491	10,868,533	(217,042)
Expiring 09/19/11	Royal Bank of Canada	CAD	606	614,509	627,031	(12,522)
Expiring 09/21/11	Morgan Stanley	CAD	6,429	6,550,027	6,651,835	(101,808)
Expiring 09/21/11	Morgan Stanley	CAD	5,010	5,093,747	5,183,461	(89,714)
Expiring 09/21/11	Morgan Stanley	CAD	4,949	5,042,505	5,120,882	(78,377)
Expiring 09/21/11	Morgan Stanley	CAD	2,694	2,722,164	2,786,838	(64,674)
Expiring 09/21/11	Morgan Stanley	CAD	2,357	2,382,187	2,438,784	(56,597)
Expiring 09/21/11	Morgan Stanley	CAD	2,119	2,154,045	2,191,983	(37,938)
Expiring 09/21/11	Morgan Stanley	CAD	912	937,201	943,186	(5,985)
Expiring 09/21/11	Royal Bank of Scotland	CAD	170	175,015	175,783	(768)
Expiring 12/30/11	Royal Bank of Scotland	CAD	226	230,516	233,679	(3,163)
Expiring 12/30/11	Royal Bank of Scotland	CAD	107	109,026	110,505	(1,479)
Expiring 12/30/11	Royal Bank of Scotland	CAD	90	91,415	92,467	(1,052)
Expiring 12/30/11	Royal Bank of Scotland	CAD	67	67,938	68,888	(950)
Expiring 12/30/11	Royal Bank of Scotland	CAD	61	61,503	62,534	(1,031)
Chinese Yuan,
Expiring 09/14/11	Deutsche Bank	CNY	8,000	1,240,502	1,238,914	1,588
Expiring 09/14/11	Deutsche Bank	CNY	2,000	310,126	309,729	397
Danish Krone,
Expiring 08/08/11	Citigroup Global Markets	DKK	292	57,964	56,717	1,247

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 07/18/11	Barclays Capital Group	EUR	91,561	$131,669,296	$132,709,334	$(1,040,038)
Expiring 07/18/11	Citigroup Global Markets	EUR	2,600	3,688,804	3,768,464	(79,660)
Expiring 07/18/11	Citigroup Global Markets	EUR	2,297	3,312,214	3,329,292	(17,078)
Expiring 07/18/11	Citigroup Global Markets	EUR	2,194	3,236,391	3,180,003	56,388
Expiring 07/18/11	Citigroup Global Markets	EUR	453	653,214	656,582	(3,368)
Expiring 07/18/11	Citigroup Global Markets	EUR	205	302,398	297,129	5,269
Expiring 07/18/11	Credit Suisse First Boston Corp.	EUR	3,430	4,946,918	4,971,473	(24,555)
Expiring 07/18/11	Morgan Stanley	EUR	3,231	4,623,658	4,683,040	(59,382)
Expiring 07/18/11	Royal Bank of Canada	EUR	925	1,319,198	1,340,703	(21,505)
Expiring 08/15/11	Hong Kong & Shanghai Bank	EUR	59	84,695	85,865	(1,170)
Expiring 08/15/11	Royal Bank of Scotland	EUR	382	542,735	552,703	(9,968)
Expiring 08/15/11	Royal Bank of Scotland	EUR	61	86,612	88,526	(1,914)
Expiring 08/15/11	Royal Bank of Scotland	EUR	59	86,222	85,864	358
Expiring 08/15/11	Royal Bank of Scotland	EUR	59	83,919	85,864	(1,945)
Expiring 08/15/11	Royal Bank of Scotland	EUR	59	84,012	85,865	(1,853)
Expiring 08/15/11	Royal Bank of Scotland	EUR	59	86,605	85,864	741
Expiring 08/15/11	Royal Bank of Scotland	EUR	59	86,227	85,865	362
Expiring 08/15/11	Royal Bank of Scotland	EUR	39	55,651	56,415	(764)
Expiring 08/31/11	Royal Bank of Scotland	EUR	223	320,175	323,382	(3,207)
Expiring 08/31/11	Royal Bank of Scotland	EUR	67	96,512	97,016	(504)
Expiring 09/21/11	Morgan Stanley	EUR	3,501	4,996,300	5,065,338	(69,038)
Expiring 09/21/11	Morgan Stanley	EUR	2,325	3,317,154	3,362,990	(45,836)
Expiring 09/22/11	BNP Paribas	EUR	18,415	26,303,710	26,639,636	(335,926)
Expiring 11/30/11	Barclays Capital Group	EUR	4,577	6,505,340	6,606,782	(101,442)
Expiring 10/22/12	Royal Bank of Scotland	EUR	575	767,499	821,523	(54,024)
Expiring 01/28/13	Royal Bank of Scotland	EUR	604	805,109	860,314	(55,205)
Hong Kong Dollar,
Expiring 12/15/11	Royal Bank of Scotland	HKD	315	40,472	40,475	(3)
Expiring 12/15/11	Royal Bank of Scotland	HKD	315	40,461	40,476	(15)
Expiring 12/15/11	Royal Bank of Scotland	HKD	315	40,485	40,476	9
Expiring 12/15/11	Royal Bank of Scotland	HKD	315	40,479	40,476	3
Expiring 12/15/11	Royal Bank of Scotland	HKD	315	40,414	40,476	(62)
Expiring 12/15/11	Royal Bank of Scotland	HKD	260	33,343	33,392	(49)
Expiring 12/15/11	Royal Bank of Scotland	HKD	236	30,273	30,357	(84)
Expiring 12/15/11	Royal Bank of Scotland	HKD	138	17,795	17,810	(15)
Expiring 12/15/11	Royal Bank of Scotland	HKD	105	13,550	13,559	(9)
Expiring 12/15/11	Royal Bank of Scotland	HKD	94	12,056	12,061	(5)
Expiring 12/15/11	Royal Bank of Scotland	HKD	85	10,959	10,969	(10)
Expiring 12/15/11	Royal Bank of Scotland	HKD	76	9,752	9,754	(2)
Expiring 12/15/11	Royal Bank of Scotland	HKD	66	8,448	8,459	(11)
Expiring 12/15/11	Royal Bank of Scotland	HKD	64	8,251	8,257	(6)
Expiring 12/15/11	Royal Bank of Scotland	HKD	55	7,034	7,042	(8)
Expiring 12/15/11	Royal Bank of Scotland	HKD	32	4,127	4,128	(1)
Expiring 12/15/11	Royal Bank of Scotland	HKD	15	1,982	1,983	(1)
Expiring 12/15/11	Royal Bank of Scotland	HKD	13	1,697	1,699	(2)
Indian Rupee,
Expiring 08/12/11	Barclays Capital Group	INR	22,049	489,000	489,226	(226)
Expiring 08/12/11	Barclays Capital Group	INR	4,299	95,000	95,381	(381)
Expiring 08/12/11	Barclays Capital Group	INR	2,129	47,000	47,241	(241)
Expiring 08/12/11	JPMorgan Chase	INR	25,322	558,000	561,849	(3,849)
Expiring 08/12/11	Morgan Stanley	INR	23,372	518,000	518,585	(585)
Expiring 08/12/11	Royal Bank of Canada	INR	54,942	1,190,000	1,219,067	(29,067)
Indonesian Rupiah,
Expiring 07/27/11	Citigroup Global Markets	IDR	7,849,470	893,000	911,510	(18,510)
Expiring 07/27/11	JPMorgan Chase	IDR	2,917,200	340,000	338,756	1,244
Japanese Yen,
Expiring 07/14/11	JPMorgan Chase	JPY	697,326	8,324,740	8,662,502	(337,762)
Expiring 07/14/11	JPMorgan Chase	JPY	151,945	1,813,933	1,887,530	(73,597)
Expiring 07/14/11	JPMorgan Chase	JPY	48,368	577,421	600,849	(23,428)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen (cont’d.),
Expiring 09/21/11	Morgan Stanley	JPY	453,866	$5,615,969	$5,640,487	$(24,518)
Expiring 09/21/11	Morgan Stanley	JPY	291,591	3,608,046	3,623,798	(15,752)
Expiring 09/21/11	Morgan Stanley	JPY	219,526	2,731,913	2,731,913	—
Expiring 09/21/11	Morgan Stanley	JPY	166,140	2,067,547	2,067,547	—
Expiring 09/21/11	Morgan Stanley	JPY	165,258	2,062,813	2,053,771	9,042
Expiring 09/21/11	Morgan Stanley	JPY	134,395	1,678,555	1,670,217	8,338
Expiring 09/21/11	Morgan Stanley	JPY	106,966	1,339,419	1,329,337	10,082
Expiring 09/21/11	Morgan Stanley	JPY	98,044	1,223,817	1,218,453	5,364
Expiring 09/21/11	Morgan Stanley	JPY	56,391	706,117	700,802	5,315
Malaysian Ringgit,
Expiring 08/11/11	Citigroup Global Markets	MYR	3	1,009	1,031	(22)
Mexican Peso,
Expiring 07/07/11	Citigroup Global Markets	MXN	2,089	173,000	178,274	(5,274)
Expiring 07/07/11	Citigroup Global Markets	MXN	1,620	134,000	138,302	(4,302)
Expiring 07/07/11	Citigroup Global Markets	MXN	1,512	125,000	129,045	(4,045)
Expiring 07/07/11	Citigroup Global Markets	MXN	39	3,301	3,298	3
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	3,175	264,000	270,989	(6,989)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	2,659	220,000	226,926	(6,926)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	2,382	197,000	203,278	(6,278)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	2,376	197,000	202,799	(5,799)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	2,293	192,000	195,698	(3,698)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	2,274	189,000	194,068	(5,068)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	1,620	134,000	138,251	(4,251)
Expiring 07/07/11	Morgan Stanley	MXN	68,508	5,883,041	5,847,464	35,577
Expiring 07/07/11	Morgan Stanley	MXN	41,039	3,546,885	3,502,881	44,004
Expiring 07/07/11	Morgan Stanley	MXN	11,025	952,880	941,058	11,822
Expiring 07/07/11	Morgan Stanley	MXN	2,425	203,000	206,953	(3,953)
Expiring 07/07/11	Morgan Stanley	MXN	2,382	197,000	203,325	(6,325)
Expiring 07/07/11	Morgan Stanley	MXN	2,380	197,000	203,132	(6,132)
Expiring 07/07/11	Morgan Stanley	MXN	1,323	110,000	112,945	(2,945)
Expiring 11/18/11	Citigroup Global Markets	MXN	3,913	329,000	329,814	(814)
Expiring 11/18/11	Deutsche Bank	MXN	30,112	2,559,000	2,537,729	21,271
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	5,626	475,000	474,134	866
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	4,883	415,000	411,515	3,485
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	4,880	415,000	411,236	3,764
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	4,254	355,000	358,512	(3,512)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	4,069	346,000	342,949	3,051
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	3,248	276,000	273,694	2,306
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	3,247	276,000	273,636	2,364
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	2,375	200,000	200,133	(133)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	39	3,239	3,257	(18)
Expiring 11/18/11	Morgan Stanley	MXN	8,821	746,000	743,446	2,554
Expiring 11/18/11	UBS AB	MXN	4,069	346,000	342,943	3,057
Expiring 11/18/11	UBS AB	MXN	4,069	346,000	342,937	3,063
Expiring 11/18/11	UBS AB	MXN	3,621	308,000	305,183	2,817
New Taiwanese Dollar,
Expiring 01/11/12	Barclays Capital Group	TWD	10,179	362,000	356,026	5,974
New Zealand Dollar,
Expiring 07/29/11	Deutsche Bank	NZD	10,848	8,710,944	8,969,432	(258,488)
Expiring 09/21/11	Morgan Stanley	NZD	7,506	6,098,990	6,183,167	(84,177)
Expiring 09/21/11	Morgan Stanley	NZD	6,406	5,165,901	5,276,683	(110,782)
Expiring 09/21/11	Morgan Stanley	NZD	4,930	4,065,889	4,065,889	—
Expiring 09/21/11	Morgan Stanley	NZD	3,714	3,062,575	3,062,575	—
Expiring 09/21/11	Morgan Stanley	NZD	2,857	2,321,693	2,353,737	(32,044)
Expiring 09/21/11	Morgan Stanley	NZD	1,867	1,505,529	1,537,815	(32,286)
Expiring 09/21/11	Morgan Stanley	NZD	1,851	1,516,858	1,525,124	(8,266)
Expiring 09/21/11	Morgan Stanley	NZD	236	193,275	194,328	(1,053)

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone,
Expiring 08/08/11	Barclays Capital Group	NOK	13,569	$2,535,452	$2,508,697	$26,755
Expiring 08/08/11	Hong Kong & Shanghai Bank	NOK	11,044	2,047,232	2,041,864	5,368
Expiring 09/14/11	Royal Bank of Scotland	NOK	38	6,349	6,916	(567)
Expiring 12/22/11	Royal Bank of Scotland	NOK	105	17,674	19,228	(1,554)
Expiring 06/22/12	Royal Bank of Scotland	NOK	105	17,481	18,964	(1,483)
Expiring 09/14/12	Royal Bank of Scotland	NOK	1,000	165,697	179,507	(13,810)
Expiring 12/21/12	Royal Bank of Scotland	NOK	1,605	262,469	286,071	(23,602)
Expiring 04/27/16	Royal Bank of Scotland	NOK	2,551	429,859	439,182	(9,323)
Philippine Peso,
Expiring 11/15/11	Barclays Capital Group	PHP	20,148	465,000	459,570	5,430
Expiring 11/15/11	Barclays Capital Group	PHP	17,600	406,000	401,444	4,556
Expiring 11/15/11	JPMorgan Chase	PHP	23,983	554,000	547,025	6,975
Expiring 11/15/11	Morgan Stanley	PHP	14,068	324,000	320,881	3,119
Expiring 03/15/12	Citigroup Global Markets	PHP	9,023	208,108	204,135	3,973
South African Rand,
Expiring 07/28/11	Morgan Stanley	ZAR	3,529	499,954	519,721	(19,767)
Expiring 10/28/11	Hong Kong & Shanghai Bank	ZAR	3,529	501,514	512,582	(11,068)
South Korean Won,
Expiring 08/12/11	JPMorgan Chase	KRW	652,320	604,000	609,310	(5,310)
Expiring 08/12/11	JPMorgan Chase	KRW	632,880	586,000	591,152	(5,152)
Expiring 08/12/11	JPMorgan Chase	KRW	594,293	549,000	555,108	(6,108)
Expiring 08/12/11	JPMorgan Chase	KRW	397,736	367,000	371,512	(4,512)
Expiring 08/12/11	JPMorgan Chase	KRW	349,441	321,000	326,401	(5,401)
Expiring 08/12/11	JPMorgan Chase	KRW	298,116	271,471	278,460	(6,989)
Expiring 08/12/11	JPMorgan Chase	KRW	226,723	209,000	211,774	(2,774)
Expiring 08/12/11	JPMorgan Chase	KRW	212,562	196,000	198,547	(2,547)
Expiring 08/12/11	Morgan Stanley	KRW	376,275	346,000	351,466	(5,466)
Expiring 08/12/11	Morgan Stanley	KRW	368,313	339,000	344,029	(5,029)
Expiring 08/12/11	Morgan Stanley	KRW	363,470	333,000	339,504	(6,504)
Swedish Krona,
Expiring 09/21/11	Morgan Stanley	SEK	31,794	4,894,543	5,001,680	(107,137)
Expiring 09/21/11	Morgan Stanley	SEK	29,272	4,527,977	4,605,008	(77,031)
Expiring 09/21/11	Morgan Stanley	SEK	25,490	4,011,379	4,010,017	1,362
Expiring 09/21/11	Morgan Stanley	SEK	24,874	3,954,336	3,912,994	41,342
Expiring 09/21/11	Morgan Stanley	SEK	21,123	3,267,422	3,323,008	(55,586)
Expiring 09/21/11	Morgan Stanley	SEK	20,551	3,163,805	3,233,058	(69,253)
Expiring 09/21/11	Morgan Stanley	SEK	7,508	1,181,476	1,181,075	401
Expiring 09/21/11	Morgan Stanley	SEK	5,926	933,022	933,022	—
Expiring 09/21/11	Morgan Stanley	SEK	4,110	647,162	647,162	—
Expiring 09/21/11	Morgan Stanley	SEK	1,392	221,262	218,949	2,313
Swiss Franc,
Expiring 09/21/11	Morgan Stanley	CHF	55,832	66,686,461	66,445,007	241,454
Expiring 09/21/11	Morgan Stanley	CHF	41,570	49,652,145	49,472,368	179,777
Expiring 09/21/11	Morgan Stanley	CHF	5,989	7,053,757	7,127,190	(73,433)
Expiring 09/21/11	Morgan Stanley	CHF	4,165	4,945,097	4,957,030	(11,933)
Expiring 09/21/11	Morgan Stanley	CHF	3,780	4,474,902	4,498,854	(23,952)
Expiring 09/21/11	Morgan Stanley	CHF	3,772	4,457,111	4,488,553	(31,442)
Expiring 09/21/11	Morgan Stanley	CHF	3,237	3,868,866	3,851,727	17,139
Expiring 09/21/11	Morgan Stanley	CHF	2,015	2,404,414	2,397,912	6,502
Expiring 09/21/11	Morgan Stanley	CHF	821	965,930	976,825	(10,895)
Expiring 09/21/11	Morgan Stanley	CHF	514	604,519	611,359	(6,840)
Expiring 09/21/11	Morgan Stanley	CHF	429	508,894	510,122	(1,228)
Expiring 09/21/11	Morgan Stanley	CHF	326	387,343	388,347	(1,004)
Expiring 09/21/11	Morgan Stanley	CHF	115	136,165	137,126	(961)
Expiring 09/21/11	Morgan Stanley	CHF	78	92,835	92,424	411
Turkish New Lira,
Expiring 07/27/11	JPMorgan Chase	TRY	477	288,671	292,408	(3,737)

				$731,603,957	$736,554,754	$(4,950,797)

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America N.A.(2)	06/15/41		$400	4.25%	3 month LIBOR	$(13,576)	$4,099	$(17,675)
Bank of America N.A.(2)	12/21/41		300	4.00%	3 month LIBOR	9,138	6,270	2,868
Bank of America N.A.(2)	06/15/21		200	3.50%	3 month LIBOR	(4,661)	2,187	(6,848)
Bank of America N.A.(2)	06/15/21		8,700	3.50%	3 month LIBOR	(202,764)	122,250	(325,014)
Barclays Bank PLC(2)	06/15/41		800	4.25%	3 month LIBOR	(27,065)	4,724	(31,789)
Barclays Bank PLC(2)	06/15/21		3,500	3.50%	3 month LIBOR	(81,571)	13,396	(94,967)
BNP Paribas(2)	06/15/21		15,800	3.50%	3 month LIBOR	(368,237)	153,420	(521,657)
Citigroup, Inc.(1)	12/21/16		6,300	2.25%	3 month LIBOR	(38,800)	42,755	(81,555)
Citigroup, Inc.(2)	06/15/41		6,900	4.25%	3 month LIBOR	(234,177)	92,355	(326,532)
Citigroup, Inc.(2)	12/21/41		1,600	4.00%	3 month LIBOR	48,649	30,519	18,130
Citigroup, Inc.(2)	06/15/16		1,700	2.50%	3 month LIBOR	(42,962)	4,463	(47,425)
Citigroup, Inc.(2)	06/15/21		2,100	3.50%	3 month LIBOR	(45,731)	31,796	(77,527)
Goldman Sachs Capital Markets, L.P.(2)	06/15/41		2,000	4.25%	3 month LIBOR	(65,802)	68,084	(133,886)
HSBC Bank USA, N.A.(2)	06/15/21		3,200	3.50%	3 month LIBOR	(74,580)	58,995	(133,575)
Royal Bank of Scotland PLC(2)	06/15/21		1,500	3.50%	3 month LIBOR	(34,959)	13,642	(48,601)
Barclays Bank PLC(1)	01/02/12	BRL	5,900	18.00%	Brazilian interbank lending rate	(14,543)	—	(14,543)
Barclays Bank PLC(1)	01/02/13	BRL	1,200	12.29%	Brazilian interbank lending rate	11,966	1,987	9,979
Goldman Sachs Capital
Markets, L.P.(1)	01/02/12	BRL	3,500	11.67%	Brazilian interbank lending rate	64,329	7,942	56,387
Goldman Sachs Capital
Markets, L.P.(1)	01/02/13	BRL	49,100	11.93%	Brazilian interbank lending rate	209,629	5,614	204,015
Goldman Sachs Capital
Markets, L.P.(1)	01/02/13	BRL	1,500	11.89%	Brazilian interbank lending rate	6,057	513	5,544
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,800	11.14%	Brazilian interbank lending rate	19,196	1,877	17,319
HSBC Bank USA, N.A.(1)	01/02/12	BRL	2,300	11.36%	Brazilian interbank lending rate	21,230	7,928	13,302
HSBC Bank USA, N.A.(1)	01/02/12	BRL	2,300	11.36%	Brazilian interbank lending rate	21,230	84	21,146
HSBC Bank USA, N.A.(1)	01/02/12	BRL	4,100	11.67%	Brazilian interbank lending rate	75,356	7,993	67,363
HSBC Bank USA, N.A.(1)	01/02/12	BRL	19,500	11.53%	Brazilian interbank lending rate	(25,354)	5,603	(30,957)
HSBC Bank USA, N.A.(1)	01/02/13	BRL	57,400	12.47%	Brazilian interbank lending rate	(43,753)	(1,770)	(41,983)
HSBC Bank USA, N.A.(1)	01/02/13	BRL	1,000	11.89%	Brazilian interbank lending rate	4,037	725	3,312
HSBC Bank USA, N.A.(1)	01/02/14	BRL	57,800	11.94%	Brazilian interbank lending rate	(153,785)	(66,502)	(87,283)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	2,600	11.29%	Brazilian interbank lending rate	(6,880)	(620)	(6,260)
Royal Bank of Scotland PLC(1)	01/02/12	BRL	3,000	11.25%	Brazilian interbank lending rate	(9,203)	(549)	(8,654)
Deutsche Bank AG(1)	09/21/16	EUR	3,100	3.00%	6 month Euribor	21,541	15,613	5,928
Goldman Sachs Capital Markets, L.P.(2)	09/21/13	GBP	11,000	2.50%	6 month LIBOR	(317,426)	(62,099)	(255,327)
Bank of America N.A.(1)	06/16/35	JPY	180,000	2.15%	6 month LIBOR	100,173	(6,618)	106,791
Royal Bank of Scotland PLC(1)	12/21/21	JPY	2,330,000	1.50%	3 month LIBOR	726,481	633,714	92,767
UBS AG(1)	06/16/35	JPY	130,000	2.15%	6 month LIBOR	72,347	(4,986)	77,333
Barclays Bank PLC(1)	01/28/15	MXN	8,300	7.34%	28 day Mexican interbank rate	29,593	(2)	29,595
Barclays Bank PLC(1)	06/08/16	MXN	6,800	6.75%	28 day Mexican interbank rate	10,723	2,927	7,796
Barclays Bank PLC(1)	07/27/20	MXN	4,700	6.96%	28 day Mexican interbank rate	(7,609)	(9,481)	1,872
HSBC Bank USA, N.A.(1)	01/28/15	MXN	3,700	7.33%	28 day Mexican interbank rate	11,942	(182)	12,124
HSBC Bank USA, N.A.(1)	12/08/15	MXN	12,900	6.59%	28 day Mexican interbank rate	11,204	4,002	7,202
HSBC Bank USA, N.A.(1)	06/08/16	MXN	6,100	6.75%	28 day Mexican interbank rate	9,233	3,346	5,887
HSBC Bank USA, N.A.(1)	07/27/20	MXN	6,600	6.96%	28 day Mexican interbank rate	(10,685)	(28,563)	17,878
HSBC Bank USA, N.A.(1)	06/02/21	MXN	20,200	7.50%	28 day Mexican interbank rate	39,611	7,471	32,140
Morgan Stanley Capital Services, Inc.(1)	12/08/15	MXN	19,800	6.59%	28 day Mexican interbank rate	17,201	(20,393)	37,594
Morgan Stanley Capital Services, Inc.(1)	06/08/16	MXN	87,200	6.75%	28 day Mexican interbank rate	130,078	66,868	63,210
Morgan Stanley Capital Services, Inc.(1)	06/02/21	MXN	7,600	7.50%	28 day Mexican interbank rate	13,996	4,723	9,273

						$(139,183)	$1,226,120	$(1,365,303)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation		Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices – Sell Protection(1)
Bank of America N.A.	12/20/15	$1,300	1.00%	Dow Jones CDX MCDX 15 5Y		$(10,656)	$(50,239)	$39,583
Barclays Bank PLC	12/20/15	5,900	5.00%	Dow Jones CDX EM14 Index		726,434	663,319	63,115
Barclays Bank PLC	06/20/16	200	5.00%	Dow Jones CDX EM15 Index		26,504	25,552	952
Barclays Bank PLC	06/20/16	9,100	5.00%	Dow Jones CDX EM15 Index		1,204,617	1,211,221	(6,604)
Citigroup, Inc.	12/20/15	2,100	5.00%	Dow Jones CDX EM14 Index		258,561	251,690	6,871
Citigroup, Inc.	12/20/20	600	1.00%	Dow Jones CDX MCDX 15 10Y		(21,347)	(31,922)	10,575
Citigroup, Inc.	12/20/15	800	1.00%	Dow Jones CDX MCDX 15 5Y		(6,558)	(20,328)	13,770
Deutsche Bank AG	12/20/15	200	5.00%	Dow Jones CDX EM14 Index		24,625	26,011	(1,386)
Goldman Sachs Capital Markets, L.P.	12/20/15	700	1.00%	Dow Jones CDX MCDX 15 5Y		(5,738)	(17,601)	11,863
Goldman Sachs Capital Markets, L.P.	06/20/16	1,500	1.00%	Dow Jones CDX MCDX 16 5Y		(18,963)	(30,998)	12,035
Goldman Sachs Capital Markets, L.P.	06/20/16	100	1.00%	Dow Jones CDX NA IG 16 5Y		404	192	212
HSBC Bank USA, N.A.	06/20/16	9,250	5.00%	Dow Jones CDX EM15 Index		1,224,332	1,235,775	(11,443)
Morgan Stanley Capital Services, Inc.	12/20/15	500	5.00%	Dow Jones CDX EM14 Index		61,562	61,182	380
Morgan Stanley Capital Services, Inc.	06/20/16	600	5.00%	Dow Jones CDX EM15 Index		79,425	76,859	2,566

						$3,543,202	$3,400,713	$142,489

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1)
Bank of America N.A.	12/20/12	$300	5.00%	Ally Financial, Inc., 6.75%, due 12/01/14	2.199%	$12,944	$3,406	$9,538
Bank of America N.A.	12/20/12	1,200	1.00%	General Electric Capital Corp., 5.875%, due 09/15/17	0.478%	8,904	(3,924)	12,828
Bank of America N.A.	03/20/16	2,600	1.00%	Republic of Indonesia, 6.75%, due 03/10/14	1.283%	(31,336)	(56,051)	24,715
Bank of America N.A.	12/20/20	1,200	2.93%	State of California, 5.25%, due 02/01/18	1.830%	83,108	—	83,108
Bank of America N.A.	03/20/21	700	1.85%	State of New York, 5.00%, due 04/15/15	1.141%	35,820	—	35,820
Bank of America N.A.	12/20/15	6,000	1.00%	United Mexican States, 7.50%, due 04/08/33	0.983%	6,189	(56,077)	62,266
Barclays Bank PLC	12/20/15	200	1.00%	BP Capital Markets America, 4.20%, due 06/15/18	0.757%	2,241	(3,094)	5,335
Barclays Bank PLC	09/20/11	2,300	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.188%	5,006	1,471	3,535

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
Barclays Bank PLC	12/20/11	$1,000	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.189%	$3,557	$1,679	$1,878
Barclays Bank PLC	06/20/15	500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.941%	1,346	(3,366)	4,712
Barclays Bank PLC	06/20/15	500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.941%	1,346	(7,443)	8,789
Barclays Bank PLC	12/20/15	1,300	0.25%	France (Govt of), 4.25%, due 04/25/19	0.696%	(25,259)	(22,383)	(2,876)
Barclays Bank PLC	09/20/11	1,200	1.00%	United Mexican States, 7.50%, due 04/08/33	0.262%	2,406	525	1,881
Barclays Bank PLC	12/20/11	1,700	1.00%	United Mexican States, 7.50%, due 04/08/33	0.264%	5,851	2,444	3,407
BNP Paribas	06/20/16	1,400	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.816%	12,704	15,831	(3,127)
BNP Paribas	03/20/16	500	1.00%	Republic of Indonesia, 6.75%, due 03/10/14	1.283%	(6,026)	(11,411)	5,385
Citigroup, Inc.	06/20/15	1,000	0.25%	France (Govt of), 4.25%, due 04/25/19	0.627%	(14,446)	(18,579)	4,133
Citigroup, Inc.	03/20/16	1,900	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.790%	19,378	18,576	802
Citigroup, Inc.	03/20/16	200	1.00%	Republic of Indonesia, 6.75%, due 03/10/14	1.283%	(2,410)	(4,306)	1,896
Citigroup, Inc.	12/20/20	500	2.95%	State of California, 5.25%, due 02/01/18	1.830%	46,574	—	46,574
Citigroup, Inc.	06/20/15	400	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.459%	8,262	2,357	5,905
Citigroup, Inc.	06/20/15	200	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.459%	4,131	1,237	2,894
Deutsche Bank AG	03/20/16	100	1.00%	Abu Dhabi Government, 5.50%, due 04/08/14	0.897%	567	(717)	1,284
Deutsche Bank AG	09/20/11	800	1.00%	American Movil, 6.375%, due 03/01/35	0.539%	1,337	—	1,337
Deutsche Bank AG	03/20/12	800	1.00%	American Movil, 6.375%, due 03/01/35	0.545%	3,753	(864)	4,617
Deutsche Bank AG	06/20/16	100	1.00%	Arab Republic of Egypt, 5.75%, due 04/29/20	3.097%	(9,478)	(9,095)	(383)
Deutsche Bank AG	03/20/16	1,700	1.00%	Australian Government, 6.50%, due 05/15/13	0.521%	38,895	33,162	5,733
Deutsche Bank AG	12/20/11	700	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.189%	2,489	1,218	1,271
Deutsche Bank AG	12/20/15	2,000	0.25%	France (Govt of), 4.25%, due 04/25/19	0.696%	(38,859)	(45,197)	6,338
Deutsche Bank AG	12/20/15	1,000	0.25%	France (Govt of), 4.25%, due 04/25/19	0.696%	(19,430)	(18,615)	(815)
Deutsche Bank AG	09/20/11	1,600	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	0.662%	2,027	(1,317)	3,344

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
Deutsche Bank AG	12/20/15	$600	1.00%	Republic of Korea, 4.875%, due 09/22/14	0.934%	$2,727	$5,083	$(2,356)
Deutsche Bank AG	03/20/16	500	1.00%	Republic of Korea, 4.875%, due 09/22/14	0.960%	1,528	(1,334)	2,862
Deutsche Bank AG	03/20/16	200	1.00%	Republic of Korea, 4.875%, due 09/22/14	0.960%	610	(490)	1,100
Deutsche Bank AG	09/20/15	2,700	1.00%	Republic of Philippines, 10.625%, due 03/16/25	1.104%	(12,783)	(54,674)	41,891
Deutsche Bank AG	09/20/15	800	1.00%	Republic of Philippines, 10.625%, due 03/16/25	1.104%	(3,788)	(16,200)	12,412
Deutsche Bank AG	06/20/21	100	1.00%	Republic of Turkey, 11.875%, due 01/15/30	2.227%	(9,914)	(9,449)	(465)
Deutsche Bank AG	03/20/16	100	1.00%	State of Qatar, 9.75%, due 06/15/30	0.903%	425	(802)	1,227
Deutsche Bank AG	06/20/15	700	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.459%	14,459	2,526	11,933
Deutsche Bank AG	06/20/15	300	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.459%	6,197	2,095	4,102
Deutsche Bank AG	06/20/15	400	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.459%	8,249	2,650	5,599
Deutsche Bank AG	12/20/15	1,400	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.522%	28,818	26,329	2,489
Deutsche Bank AG	03/20/16	300	5.00%	URBI Desarrollos Urbanos, 9.50%, due 01/21/20	NA	(11,124)	(11,391)	267
Goldman Sachs Capital Markets, L.P.	06/20/16	100	1.00%	Australian Government, 6.50%, due 05/15/13	0.546%	2,217	2,351	(134)
Goldman Sachs Capital Markets, L.P.	12/20/15	1,400	0.25%	France (Govt of), 4.25%, due 04/25/19	0.696%	(27,201)	(29,753)	2,552
Goldman Sachs Capital Markets, L.P.	12/20/15	800	1.00%	Japan Govt-55, 2.00%, due 03/21/22	0.806%	7,441	15,277	(7,836)
HSBC Bank USA, N.A.	06/20/16	700	1.00%	Republic of Peru, 8.75%, due 11/21/33	1.292%	(9,567)	(18,127)	8,560
HSBC Bank USA, N.A.	09/20/15	2,500	1.00%	Republic of Philippines, 10.625%, due 03/16/25	1.104%	(11,836)	(67,919)	56,083
HSBC Bank USA, N.A.	09/20/15	1,300	1.00%	Republic of Philippines, 10.625%, due 03/16/25	1.104%	(6,155)	(20,979)	14,824
HSBC Bank USA, N.A.	12/20/15	530	1.00%	Republic of Philippines, 10.625%, due 03/16/25	1.181%	(4,175)	(8,867)	4,692
HSBC Bank USA, N.A.	03/20/16	200	1.00%	United Mexican States, 7.50%, due 04/08/33	1.022%	(56)	(1,243)	1,187
HSBC Bank USA, N.A.	03/20/21	800	1.00%	United Mexican States, 7.50%, due 04/08/33	1.451%	(26,022)	(35,444)	9,422
Merrill Lynch & Co.	12/20/11	1,000	1.00%	Russian Federation, 7.50%, due 03/31/30	0.326%	3,072	1,406	1,666
Merrill Lynch & Co.	03/20/16	500	1.00%	State of Qatar, 9.75%, due 06/15/30	0.903%	2,137	—	2,137
Morgan Stanley Capital Services, Inc.	03/20/16	100	1.00%	Abu Dhabi Government, 5.50%, due 04/08/14	0.897%	567	(758)	1,325
Morgan Stanley Capital Services, Inc.	06/20/16	200	1.00%	Australian Government, 6.50%, due 05/15/13	0.546%	4,433	4,652	(219)

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
Morgan Stanley Capital Services, Inc.	12/20/15	$1,200	1.00%	BP Capital Markets America, 4.20%, due 06/15/18	0.757%	$13,448	$(24,003)	$37,451
Morgan Stanley Capital Services, Inc.	03/20/21	700	1.40%	Commonwealth of Pennsylvania, 5.00%, due 01/01/18	0.945%	23,580	—	23,580
Morgan Stanley Capital Services, Inc.	03/20/16	100	1.00%	Japan Govt-55, 2.00%, due 03/21/22	0.842%	798	(661)	1,459
Morgan Stanley Capital Services, Inc.	09/20/15	600	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	1.344%	(6,763)	(16,999)	10,236
Morgan Stanley Capital Services, Inc.	03/20/16	200	1.00%	Republic of Indonesia, 6.75%, due 03/10/14	1.283%	(2,410)	(4,300)	1,890
Morgan Stanley Capital Services, Inc.	12/20/11	1,000	1.00%	Russian Federation, 7.50%, due 03/31/30	0.326%	3,072	1,391	1,681
Morgan Stanley Capital Services, Inc.	06/20/16	700	1.35%	State of California, 5.25%, due 02/01/18	1.537%	(527)	—	(527)
Morgan Stanley Capital Services, Inc.	03/20/21	500	2.15%	State of California, 5.25%, due 02/01/18	1.840%	18,244	—	18,244
Morgan Stanley Capital Services, Inc.	06/20/21	500	2.15%	State of California, 5.25%, due 02/01/18	1.850%	18,285	—	18,285
Morgan Stanley Capital Services, Inc.	03/20/21	400	1.63%	State of Connecticut, 4.00%, due 05/01/17	1.228%	11,378	—	11,378
Morgan Stanley Capital Services, Inc.	03/20/21	500	2.87%	State of Illinois, 5.00%, due 06/01/29	2.180%	23,210	—	23,210
Morgan Stanley Capital Services, Inc.	03/20/21	500	2.78%	State of Illinois, 5.00%, due 06/01/29	2.180%	20,726	—	20,726
Morgan Stanley Capital Services, Inc.	06/20/15	1,600	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.459%	33,049	5,774	27,275
Royal Bank of Scotland PLC	03/20/16	500	1.00%	Australian Government, 6.50%, due 05/15/13	0.521%	11,440	10,276	1,164
Royal Bank of Scotland PLC	03/20/16	800	1.00%	Australian Government, 6.50%, due 05/15/13	0.521%	18,298	15,972	2,326
Royal Bank of Scotland PLC	03/20/16	600	1.00%	Australian Government, 6.50%, due 05/15/13	0.521%	13,727	12,108	1,619
Royal Bank of Scotland PLC	03/20/12	2,900	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.277%	16,198	7,293	8,905
Royal Bank of Scotland PLC	06/20/16	1,700	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.816%	15,426	18,411	(2,985)
Royal Bank of Scotland PLC	06/20/16	600	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.816%	5,428	6,336	(908)

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)		Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
Royal Bank of Scotland PLC	06/20/16	EUR	1,500	0.25%	U.S. Treasury Note, 4.875%, due 08/15/16	0.502%	$(25,027)	$(24,958)	$ (69)
Royal Bank of Scotland PLC	06/20/16	EUR	800	0.25%	U.S. Treasury Note, 4.875%, due 08/15/16	0.502%	(13,348)	(12,533)	(815)
UBS AG	03/20/16		$400	1.00%	Abu Dhabi Government, 5.50%, due 04/08/14	0.897%	2,277	(356)	2,633
UBS AG	06/20/15		300	1.00%	Australian Government, 6.50%, due 05/15/13	0.439%	6,674	4,486	2,188
UBS AG	12/20/15		2,800	0.25%	France (Govt of), 4.25%, due 04/25/19	0.696%	(54,402)	(50,957)	(3,445)
UBS AG	03/20/16		1,300	1.00%	Japan Govt-55, 2.00%, due 03/21/22	0.842%	10,363	(5,704)	16,067
UBS AG	12/20/15		1,300	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.762%	14,511	24,633	(10,122)
UBS AG	06/20/21		100	1.00%	Republic of Indonesia, 6.75%, due 03/10/14	1.873%	(6,988)	(6,582)	(406)
UBS AG	06/20/16	EUR	700	0.25%	U.S. Treasury Note, 4.875%, due 08/15/16	0.502%	(11,679)	(11,417)	(262)

							$280,838	$(447,384)	$ 728,222

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount# (000)(3)		Fixed Rate	Reference Entity/ Obligation		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps – Buy Protection(2)
Bank of America N.A.	12/20/15		$ 340	3.00%	Banco Santander S.A.		$7,360	$12,941	$ (5,581)
Bank of America N.A.	12/20/15		675	1.00%	Host Hotels & Resorts		27,289	34,366	(7,077)
Deutsche Bank AG	06/20/16		4,325	1.02%	Banco Santander S.A.		(83,141)	(87,371)	4,230
Deutsche Bank AG	06/20/16		1,650	1.02%	Banco Santander S.A.		(31,718)	(33,332)	1,614
Deutsche Bank AG	06/20/16		450	5.00%	Dow Jones CDX NA HY 16 5Y		(8,651)	(10,847)	2,196
Deutsche Bank AG	06/20/16		1,200	5.00%	Dow Jones CDX NA HY 16 5Y		(23,067)	(28,924)	5,857
Deutsche Bank AG	06/20/16		400	5.00%	Dow Jones CDX NA HY 16 5Y		(7,689)	(6,753)	(936)
Deutsche Bank AG	06/20/16		500	5.00%	Dow Jones CDX NA HY 16 5Y		(961)	(844)	(117)
Deutsche Bank AG	06/20/16		1,000	5.00%	Dow Jones CDX NA HY 16 5Y		(19,253)	(3,123)	(16,130)
Deutsche Bank AG	06/20/16		1,200	1.00%	Embarq Corp., 7.08%, due 06/01/16		34,981	(16,108)	51,089
Deutsche Bank AG	06/20/17		1,100	1.00%	J.C. Penney Corp., 6.375%, due 10/15/36		71,110	55,514	15,596
Goldman Sachs Capital Markets, L.P.	03/20/13		600	1.00%	Hanson Ltd.		(5,035)	(463)	(4,572)
Goldman Sachs Capital Markets, L.P.	06/20/13		700	5.00%	Intl. Lease Finance Corp., 5.875%, due 05/01/13		(32,342)	(25,507)	(6,835)

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps – Buy Protection(2) (continued)
Royal Bank of Scotland PLC	06/20/16	$425	3.00%	Banco Santander S.A.	$13,296	$2,137	$11,159
Royal Bank of Scotland PLC	06/20/16	3,500	5.00%	Dow Jones CDX NA HY 16 5Y	(6,728)	(9,133)	2,405
Royal Bank of Scotland PLC	06/20/16	500	5.00%	Dow Jones CDX NA HY 16 5Y	(9,612)	(15,209)	5,597
Royal Bank of Scotland PLC	06/20/16	2,200	5.00%	Dow Jones CDX NA HY 16 5Y	(42,291)	(55,399)	13,108

					$(116,452)	$(188,055)	$71,603

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Total return swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Credit Suisse International	10/05/11	$46,427	Receive fixed payments on the Dow Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill + 20bps.	$—	$ —	$—

Credit Suisse International	10/05/11	26,479	Pay fixed payments on the NDDUEAFE Index and receive variable payments based on the 3 Month LIBOR = 11bps.	—	—	—

				$—	$ —	$—

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,530,979,886	$—	$—
Common Stocks	563,072,323	26,145,425	354,435
Exchange Traded Funds	197,690,087	—	—
Unaffiliated Mutual Funds	197,626,913	—	—
Preferred Stocks	7,367,218	—	660,842
Warrants	2,529,607	81,242	258,101
Asset-Backed Securities	—	29,060,093	5,340,655
Bank Loans	—	3,616,755	1,714,248
Certificate of Deposit	—	1,299,314	—
Commercial Mortgage-Backed Securities	—	14,456,690	—
Commercial Paper	—	1,296,606	—
Convertible Bonds	—	107,112,203	628,902
Corporate Bonds	—	348,239,812	3,721,616
Foreign Government Bonds	—	282,647,983	—
Foreign Treasury Bills	—	6,907,348	—
Municipal Bonds	—	5,427,635	—
Residential Mortgage-Backed Securities	—	55,872,142	751,653
U.S. Government Agency Obligations	—	11,328,410	—
U.S. Government Mortgage-Backed Obligations	—	22,564,762	—
U.S. Treasury Obligations	—	338,959,400	—
Repurchase Agreements	—	34,500,000	—
Options Purchased	119,223	64,646	—
Options Written	(1,153,659)	(318,439)	(170,942)
Short Sales – Common Stocks	(263,532,319)	—	—
Short Sales – Exchange Traded Funds	(7,477,439)	—	—
Short Sales – Corporate Bond	—	(69,750)	—
Short Sales – U.S. Government Mortgage-Backed
Obligations	—	(7,237,657)	—
Other Financial Instruments*
Futures	(4,521,533)	—	—
Foreign Forward Currency Contracts	—	(5,513,935)	—
Interest Rate Swaps	—	(1,365,303)	—
Credit Default Swaps	—	942,047	267
Total Return Swaps	—	—	—

Total	$6,222,700,307	$1,276,017,429	$13,259,777

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and other assets in excess of other liabilities shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Mutual Funds	58.5%
Affiliated Money Market Mutual Fund	14.9
U.S. Treasury Obligations	4.5
Foreign Government Bonds	3.7
Exchange Traded Funds	2.7
Unaffiliated Mutual Funds	2.6
Oil, Gas & Consumable Fuels	2.2
Financial – Bank & Trust	1.1
Commercial Banks	0.9
Diversified Financial Services	0.8
Residential Mortgage-Backed Securities	0.7
Transportation Infrastructure	0.7
Metals & Mining	0.5
Road & Rail	0.5
Repurchase Agreements	0.5
Multi-Utilities	0.5
Electric Utilities	0.5
Asset-Backed Securities	0.4
Independent Power Producers & Energy Traders	0.4
U.S. Government Mortgage-Backed Obligations	0.3
Financial Services	0.3
Media	0.3
Insurance	0.3
Machinery	0.2
Construction & Engineering	0.2
Real Estate Investment Trusts	0.2
Commercial Services & Supplies	0.2
Telecommunications	0.2
Wireless Telecommunication Services	0.2
Holding Companies – Diversified	0.2
Commercial Mortgage-Backed Securities	0.2
Software	0.2
Electric	0.2
U.S. Government Agency Obligations	0.2

Chemicals	0.2%
Internet Software & Services	0.2
Household Durables	0.2
Specialty Retail	0.2
Semiconductors & Semiconductor Equipment	0.1
Gas Utilities	0.1
Air Freight & Logistics	0.1
Food Products	0.1
Savings & Loan	0.1
Industrial Conglomerates	0.1
Hotels, Restaurants & Leisure	0.1
IT Services	0.1
Aerospace & Defense	0.1
Foreign Treasury Bill	0.1
Real Estate Management & Development	0.1
Energy Equipment & Services	0.1
Pharmaceuticals	0.1
Diversified Telecommunication Services	0.1
Healthcare Equipment & Supplies	0.1
Healthcare Providers & Services	0.1
Electronic Equipment, Instruments & Components	0.1
Computer Services & Software	0.1
Municipal Bonds	0.1
Building & Construction	0.1
Bank Loans	0.1
Retail & Merchandising	0.1
Trading Companies & Distributors	0.1
Capital Markets	0.1
Internet & Catalog Retail	0.1
Auto Parts & Equipment	0.1
Diversified Operations	0.1

103.5
Options Written and Securities Sold Short	(3.7)
Other assets in excess of other liabilities	0.2

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest rate contracts	Due to broker-variation margin	$1,545,564	*	Due to broker-variation margin	$240,069	*
Interest rate contracts	Unrealized appreciation on swap agreements	926,755		Unrealized depreciation on swap agreements	2,292,058
Interest rate contracts	Premiums paid for swap agreements	1,427,885		Premiums received for swap agreements	201,765
Interest rate contracts	Unaffiliated investments	64,646		Written options outstanding, at value	803,464
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	5,115,536		Unrealized depreciation on foreign currency forward contracts	10,629,471
Foreign exchange contracts	—	—		Written options outstanding, at value	13,565
Credit contracts	Unrealized appreciation on swap agreements	1,040,745		Unrealized depreciation on swap agreements	98,431
Credit contracts	Premiums paid for swap agreements	3,907,714		Premiums received for swap agreements	1,142,440
Credit contracts	—	—		Written options outstanding, at value	3,663
Equity contracts	Unaffiliated investments	2,988,173		Written options outstanding, at value	822,348
Equity contracts	Due to broker-variation margin	4,139,377	*	Due to broker-variation margin	2,760,725	*
Commodity contracts	Due to broker-variation margin	2,509,954	*	Due to broker-variation margin	9,715,634	*

Total		$23,666,349			$28,723,633

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$—	$379,333	$(777,365)	$368,125	$(5,360)	$—	$(35,267)
Foreign exchange contracts	—	—	—	—	378,757	—	(10,682,148)	(10,303,391)
Credit contracts	—	—	—	—	145,970	396,159	—	542,129
Equity contracts	2,392	8,549	(1,210,241)	(3,505,121)	2,067,889	(517,693)	—	(3,154,225)
Commodity contracts	—	—	—	28,945,598	—	—	—	28,945,598

Total	$2,392	$8,549	$(830,908)	$24,663,112	$2,960,741	$(126,894)	$(10,682,148)	$15,994,844

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$—	$14,642	$5,024,792	$616,056	$(1,764,513)	$—	$3,890,977
Foreign exchange contracts	—	—	—	—	(25,297)	—	(3,570,268)	(3,595,565)
Credit contracts	—	—	—	—	(111,412)	752,615	—	641,203
Equity contracts	2,639	191,193	(140,741)	457,297	(56,351)	(468,339)	—	(14,302)
Commodity contracts	—	—	—	(20,672,113)	—	—	—	(20,672,113)

Total	$2,639	$191,193	$(126,099)	$(15,190,024)	$422,996	$(1,480,237)	$(3,570,268)	$(19,749,800)

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts – Long Positions(3)	Futures Contracts – Short Positions(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(5)	Interest Rate Swap Agreements(6)	Credit Default Swap Agreements – Buy Protection(6)	Credit Default Swap Agreements – Sell Protection(6)	Total Return Swap Agreements(6)
$271,805	$1,884,693	$1,096,793,617	$804,615,515	$443,074,428	$603,185,294	$218,248,622	$13,948,333	$104,829,843	$64,089,900

(1)	Cost.
(2)	Premium Received.
(3)	Value at Trade Date.
(4)	Value at Settlement Date Payable.
(5)	Value at Settlement Date Receivable.
(6)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value, including securities on loan of $134,365,750:
Affiliated investments (cost $4,849,230,430)	$5,530,979,886
Unaffiliated investments (cost $2,157,073,432)	2,271,416,289
Cash	56,333,912
Deposit with broker	208,151,179
Foreign currency, at value (cost $6,203,395)	6,267,114
Receivable for investments sold	304,721,656
Dividends and interest receivable	13,820,992
Premiums paid for swap agreements	5,335,599
Unrealized appreciation on foreign currency forward contracts	5,115,536
Receivable for fund share sold	2,552,389
Unrealized appreciation on swap agreements	1,967,500
Tax reclaim receivable	193,062
Prepaid expenses	2,188

Total Assets	8,406,857,302

LIABILITIES:
Payable for investments purchased	430,358,870
Securities sold short, at value (proceeds received $259,461,631)	278,317,165
Payable to broker for collateral for securities on loan	136,466,461
Unrealized depreciation on foreign currency forward contracts	10,629,471
Due to broker	6,501,000
Unrealized depreciation on swap agreements	2,390,489
Advisory fees payable	1,768,840
Written options outstanding, at value (premiums received $1,949,368)	1,643,040
Payable for fund share repurchased	1,588,324
Premiums received for swap agreements	1,344,205
Due to broker-variation margin	1,170,934
Accrued expenses and other liabilities	284,814
Dividends payable on securities sold short	132,081
Interest payable on investments sold short	40,661
Shareholder servicing fees payable	13,206
Affiliated transfer agent fee payable	524

Total Liabilities	872,650,085

NET ASSETS	$7,534,207,217

Net assets were comprised of:
Paid-in capital	$7,277,949,719
Retained earnings	256,257,498

Net assets, June 30, 2011	$7,534,207,217

Net asset value and redemption price per share, $7,534,207,217 / 688,847,467 outstanding shares of beneficial interest	$10.94

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Affiliated dividend income	$59,756,834
Unaffiliated interest income	18,108,212
Unaffiliated dividend income (net of $338,347 foreign withholding tax)	10,983,803
Affiliated income from securities lending, net	452,054

89,300,903

EXPENSES
Advisory fees	25,949,145
Shareholder servicing fees and expenses	1,438,477
Dividend expense on short sales	877,172
Custodian and accounting fees	683,000
Broker fees and expenses on short sales	334,217
Trustees’ fees	34,000
Audit fee	32,000
Insurance expenses	13,000
Legal fees and expenses	11,000
Commitment fee on syndicated credit agreement	11,000
Shareholders’ reports	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Loan interest expense (Note 7)	67
Miscellaneous	13,482

Total expenses	29,407,560
Less: advisory fee waiver and/or expense reimbursement	(4,846,152)
Less: shareholder servicing fee waiver	(319,968)

Net expenses	24,241,440

NET INVESTMENT INCOME	65,059,463

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $140,262,181)	183,275,910
Net capital gain distribution received (including affiliated $17,126,683)	17,126,683
Futures transactions	24,663,112
Options written transactions	2,960,741
Short sales transactions	(13,596,933)
Swap agreement transactions	(126,894)
Foreign currency transactions	(8,026,024)

206,276,595

Net change in unrealized appreciation (depreciation) on:
Investments and other assets (including affiliated $(25,416,243))	(8,358,443)
Futures	(15,190,024)
Options written	422,996
Short sales	5,789,087
Swap agreements	(1,480,237)
Foreign currencies	(3,277,109)

(22,093,730)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	184,182,865

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$249,242,328

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$65,059,463	$41,477,627
Net realized gain on investment and foreign currency transactions	206,276,595	66,302,795
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(22,093,730)	529,011,376

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	249,242,328	636,791,798

DISTRIBUTIONS	(41,478,873)	(47,765,310)

FUND SHARE TRANSACTIONS:
Fund share sold [72,317,001 and 208,868,358 shares, respectively]	785,794,614	2,058,921,211
Fund share issued in reinvestment of distributions [3,854,914 and 5,097,685 shares, respectively]	41,478,873	47,765,310
Fund share repurchased [17,545,846 and 76,294,483 shares, respectively]	(190,357,593)	(718,178,147)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	636,915,894	1,388,508,374

TOTAL INCREASE IN NET ASSETS	844,679,349	1,977,534,862
NET ASSETS:
Beginning of period	6,689,527,868	4,711,993,006

End of period	$7,534,207,217	$6,689,527,868

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 94.2%
COMMON STOCKS — 51.2%	Shares	Value (Note 2)

Aerospace & Defense — 1.0%
BAE Systems PLC (United Kingdom)	680,400	$3,478,059
BBA Aviation PLC (United Kingdom)	276,600	965,550
Boeing Co. (The)	60,900	4,502,337
Elbit Systems Ltd. (Israel)	30,300	1,435,732
Finmeccanica SpA (Italy)	160,800	1,945,932
General Dynamics Corp.	89,542	6,672,670
Honeywell International, Inc.	128,700	7,669,233
Lockheed Martin Corp.	48,200	3,902,754
MTU Aero Engines Holding AG (Germany)	13,900	1,110,258
Raytheon Co.	140,300	6,993,955
Rolls-Royce Holdings PLC (United Kingdom)	416,682	4,313,478
Rolls-Royce Holdings PLC (Class C Stock) (United Kingdom)*	33,998,304	54,566

		43,044,524

Agriculture — 0.1%
Altria Group, Inc.	109,000	2,878,690
Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	1,214,000	529,212

		3,407,902

Airlines — 0.3%
Air New Zealand Ltd. (New Zealand)	362,700	337,081
Cathay Pacific Airways Ltd. (Hong Kong)	897,000	2,086,660
Southwest Airlines Co.	1,069,500	12,213,690

		14,637,431

Apparel — 0.3%
Coach, Inc.	197,165	12,604,758

Auto/Truck Parts & Equipment — 0.2%
Cie Generale des Etablissements Michelin (Class B Stock) (France)	59,041	5,774,131
Keihin Corp. (Japan)	66,500	1,407,299
Valeo SA (France)	29,900	2,041,376
Yokohama Rubber Co. Ltd. (The) (Japan)	312,000	1,800,031

		11,022,837

Automobile Manufacturers — 0.7%
Bayerische Motoren Werke AG (Germany)	83,690	8,351,038
Daimler AG (Germany)	39,900	3,003,002
General Motors Co.*	333,500	10,125,060
Hyundai Motor Co. (South Korea)	30,300	6,754,890
Nissan Shatai Co. Ltd. (Japan)	119,000	918,857
Renault SA (France)	32,500	1,926,916

		31,079,763

Banks — 0.8%
Banco Espanol de Credito SA (Spain)	163,100	1,260,656
Bank of America Corp.	1,375,000	15,070,000
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	6,143,000	4,672,646

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Banks (cont’d.)
Barclays PLC (United Kingdom)	401,500	$1,652,538
Bendigo and Adelaide Bank Ltd. (Australia)	240,100	2,289,594
BNP Paribas (France)	44,900	3,465,917
Fukuoka Financial Group, Inc. (Japan)	509,000	2,127,406
Nishi-Nippon City Bank Ltd. (The) (Japan)	380,000	1,122,443
Societe Generale SA (France)	54,552	3,237,141
United Overseas Bank Ltd. (Singapore)	128,000	2,055,059

		36,953,400

Beverages — 0.5%
Asahi Breweries Ltd. (Japan)	94,600	1,905,578
Diageo PLC (United Kingdom)	272,928	5,576,217
Green Mountain Coffee Roasters, Inc.*(a)	103,044	9,197,707
PepsiCo, Inc.	86,900	6,120,367

		22,799,869

Biotechnology — 0.5%
Amgen, Inc.*	134,800	7,865,580
Biogen Idec, Inc.*(a)	144,569	15,457,317

		23,322,897

Building Materials — 0.3%
Cie de St-Gobain (France)	114,220	7,396,523
Ciments Francais SA (France)	12,800	1,354,656
Hong Leong Asia Ltd. (Singapore)	377,000	698,417
Sika AG (Switzerland)	867	2,090,287

		11,539,883

Capital Markets — 0.2%
Credit Suisse Group AG (Switzerland)	89,700	3,488,778
Deutsche Bank AG (Germany)	58,700	3,468,814

		6,957,592

Chemicals — 3.4%
BASF SE (Germany)	128,825	12,623,198
Bayer AG (Germany)	91,281	7,338,697
Brenntag AG (Germany)	18,322	2,129,835
Clariant AG (Switzerland)	118,300	2,261,173
Dow Chemical Co. (The)	722,423	26,007,228
Koninklijke DSM NV (Netherlands)	37,100	2,407,858
Lanxess AG (Germany)	31,054	2,548,880
Monsanto Co.	386,766	28,056,006
Nippon Shokubai Co. Ltd. (Japan)	149,000	1,817,917
Nitto Denko Corp. (Japan)	70,600	3,587,266
PPG Industries, Inc.	243,640	22,120,075
Praxair, Inc.	287,656	31,179,034
Sumitomo Bakelite Co. Ltd. (Japan)	171,000	1,145,416
Syngenta AG (Switzerland)	10,795	3,643,914
Tessenderlo Chemie NV (Belgium)	8,700	374,959
Toagosei Co. Ltd. (Japan)	337,000	1,697,418

		148,938,874

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Clothing & Apparel
Yue Yuen Industrial Holdings Ltd. (Bermuda)	433,500	$1,378,964

Commercial Banks — 0.7%
Banco Bilbao Vizcaya Argentaria SA (Spain)	116,100	1,362,060
Banco Espirito Santo SA (Portugal)	232,400	866,133
Banco Santander Chile, ADR (Chile)(a)	36,988	3,469,844
Banco Santander SA (Spain)	678,625	7,836,496
Bank Hapoalim BM (Israel)*	247,900	1,232,942
Credit Agricole SA (France)	160,778	2,417,802
Danske Bank A/S (Denmark)	17,600	325,932
DnB NOR ASA (Norway)	101,600	1,416,146
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	14,650,655	11,174,737
KBC GROEP NV (Belgium)	44,600	1,752,748
Verwaltungs-und Privat-Bank AG (Liechtenstein)	1,500	196,967

		32,051,807

Commercial Services — 0.5%
Aggreko PLC (United Kingdom)	76,495	2,368,255
CCR SA (Brazil)	123,600	3,681,112
Emeco Holdings Ltd. (Australia)	1,002,200	1,220,995
Prosegur Cia de Seguridad SA (Spain)	18,907	1,005,423
Sotheby’s(a)	79,229	3,446,462
Toppan Forms Co. Ltd. (Japan)	77,600	617,644
Visa, Inc. (Class A Stock)	58,498	4,929,042
Waste Management, Inc.	130,878	4,877,823

		22,146,756

Computer Services & Software — 2.0%
Apple, Inc.*	92,721	31,123,658
Dell, Inc.*	108,500	1,808,695
Hewlett-Packard Co.	140,000	5,096,000
International Business Machines Corp.	101,700	17,446,635
Itochu Techno-Solutions Corp. (Japan)	34,900	1,238,871
Logica PLC (United Kingdom)	896,200	1,927,405
Microsoft Corp.	725,500	18,863,000
NEC Fielding Ltd. (Japan)	20,600	248,901
SAP AG (Germany)	137,620	8,332,079
Tieto Oyj (Finland)	58,100	983,246

		87,068,490

Construction — 0.1%
AMEC PLC (United Kingdom)	171,402	2,993,008

Consumer Products & Services — 1.1%
Avon Products, Inc.	297,500	8,330,000
Fortune Brands, Inc.	77,500	4,942,175
Kimberly-Clark Corp.(a)	135,500	9,018,880
L’Oreal SA (France)	47,350	6,149,636
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	97,412	10,246,768
Pacific Brands Ltd. (Australia)	1,463,700	1,096,278

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Consumer Products & Services (cont’d.)
Procter & Gamble Co. (The)	147,200	$9,357,504

		49,141,241

Containers & Packaging — 0.1%
Rexam PLC (United Kingdom)	390,300	2,397,914

Distribution/Wholesale — 0.4%
Jardine Cycle & Carriage Ltd. (Singapore)	146,000	5,123,054
Li & Fung Ltd. (Bermuda)	2,168,000	4,333,159
Marubeni Corp. (Japan)	380,901	2,531,395
Sumitomo Corp. (Japan)	228,200	3,104,492
Toyota Tsusho Corp. (Japan)	90,400	1,551,520

		16,643,620

Diversified Financial Services — 1.0%
Challenger Ltd. (Australia)	418,400	2,204,186
Fuyo General Lease Co. Ltd. (Japan)	35,900	1,216,992
Hitachi Capital Corp. (Japan)	42,400	575,082
Intermediate Capital Group PLC (United Kingdom)	289,000	1,496,787
ORIX Corp. (Japan)	69,120	6,723,428
SLM Corp.	343,000	5,765,830
Tullett Prebon PLC (United Kingdom)	274,300	1,559,768
U.S. Bancorp	984,076	25,103,779

		44,645,852

Diversified Machinery — 0.9%
Andritz AG (Austria)	29,450	3,032,208
Cummins, Inc.	117,391	12,148,795
Hexagon AB (Class B Stock) (Sweden)	92,189	2,270,765
Rheinmetall AG (Germany)	27,000	2,390,368
Rockwell Automation, Inc.	231,271	20,065,072

		39,907,208

Diversified Manufacturing — 1.2%
3M Co.	168,700	16,001,195
Cookson Group PLC (United Kingdom)	154,300	1,665,411
Danaher Corp.	317,343	16,816,005
Eaton Corp.	328,373	16,894,791
Mitsubishi Corp. (Japan)	61,300	1,531,143

		52,908,545

Diversified Operations — 0.1%
Berendsen PLC (United Kingdom)	137,300	1,200,965
Mitsui & Co. Ltd. (Japan)	177,300	3,065,539

		4,266,504

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	593,000	18,626,130

Electric — 0.8%
Entergy Corp.	128,400	8,767,152
Exelon Corp.	328,700	14,081,508
NRG Energy, Inc.*(a)	441,500	10,852,070
RWE AG (Germany)	37,900	2,101,433

		35,802,163

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Electronic Components — 0.4%
Eizo Nanao Corp. (Japan)	13,400	$253,034
Enel SpA (Italy)	689,800	4,505,437
Koninklijke Philips Electronics NV (Netherlands)	37,800	970,791
Ryosan Co. Ltd. (Japan)	17,800	379,991
Schneider Electric SA (France)	35,894	5,996,387
TE Connectivity Ltd. (Switzerland)	192,000	7,057,920

		19,163,560

Electronic Equipment & Instruments
Kingboard Chemical Holdings Ltd. (Cayman Islands)	334,000	1,551,723

Electronics — 0.6%
Agilent Technologies, Inc.*	378,931	19,367,164
Murata Manufacturing Co. Ltd. (Japan)	73,500	4,914,096
Nippon Electric Glass Co. Ltd. (Japan)	125,000	1,603,892

		25,885,152

Engineering/Construction — 0.4%
ABB Ltd. (Switzerland)	174,870	4,534,244
Bouygues SA (France)	19,300	848,458
COMSYS Holdings Corp. (Japan)	139,000	1,393,906
Kyowa Exeo Corp. (Japan)	157,100	1,593,945
NCC AB (Class B Stock) (Sweden)	69,800	1,587,969
Vinci SA (France)	95,419	6,111,919

		16,070,441

Entertainment & Leisure — 0.2%
Heiwa Corp. (Japan)	110,000	1,701,575
Madison Square Garden Co. (The) (Class A Stock)*	112,900	3,108,137
Sankyo Co. Ltd. (Japan)	22,100	1,141,853
Tabcorp Holdings Ltd. (Australia)	224,000	792,414
Thomas Cook Group PLC (United Kingdom)	432,300	922,784

		7,666,763

Equipment Services
Downer EDI Ltd. (Australia)	450,375	1,799,638

Financial – Bank & Trust — 1.5%
Banco Popolare SC (Italy)	19,500	44,934
Bank of Ireland (Ireland)*	71,900	11,990
Dexia SA (Belgium)*	15,923	49,576
Fifth Third Bancorp	468,500	5,973,375
KeyCorp	777,000	6,472,410
Mizuho Financial Group, Inc. (Japan)	1,777,700	2,921,879
Morgan Stanley	554,500	12,759,045
National Australia Bank Ltd. (Australia)	168,900	4,669,639
PNC Financial Services Group, Inc.	279,015	16,632,084
State Street Corp.	185,900	8,382,231
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	96,850	337,109
Wells Fargo & Co.	269,000	7,548,140

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Financial – Bank & Trust (cont’d.)
Westpac Banking Corp. (Australia)	88,000	$2,111,271

		67,913,683

Financial Services — 1.6%
Alpha Bank A.E. (Greece)	8,400	42,269
American Express Co.	230,900	11,937,530
Citigroup, Inc.	77,700	3,235,428
Credicorp Ltd. (Bermuda)	50,314	4,332,035
Goldman Sachs Group, Inc. (The)	34,400	4,578,296
H&R Block, Inc.	436,500	7,001,460
Irish Life & Permanent Group Holdings PLC (Ireland)*	48,500	1,899
JPMorgan Chase & Co.	544,300	22,283,642
Keiyo Bank Ltd. (The) (Japan)	192,000	966,129
Sumitomo Mitsui Financial Group, Inc. (Japan)	135,700	4,184,268
Western Union Co. (The)	513,000	10,275,390

		68,838,346

Foods — 0.6%
Casino Guichard Perrachon SA (France)	5,300	499,579
Dairy Crest Group PLC (United Kingdom)	112,800	669,844
Delhaize Group SA (Belgium)	34,200	2,564,083
East Asiatic Co. Ltd. A/S (Denmark)	10,000	275,110
Goodman Fielder Ltd. (Australia)	1,652,500	1,882,460
Greggs PLC (United Kingdom)	44,000	374,629
Indofood Sukses Makmur Tbk PT (Indonesia)	3,797,500	2,552,678
J. Sainsbury PLC (United Kingdom)	512,658	2,710,282
Kellogg Co.	127,700	7,064,364
Koninklijke Ahold NV (Netherlands)	109,600	1,472,713
Marston’s PLC (United Kingdom)	226,520	370,099
Nichirei Corp. (Japan)	313,000	1,337,153
Nisshin Oillio Group Ltd. (The) (Japan)	207,000	992,300
Nutreco NV (Netherlands)	12,700	933,926
Premier Foods PLC (United Kingdom)*	2,869,410	875,924
Salim Ivomas Pratama Tbk PT (Indonesia)*	31,008	4,267
WM Morrison Supermarkets PLC (United Kingdom)	566,900	2,708,622

		27,288,033

Gas Distribution — 0.1%
Centrica PLC (United Kingdom)	1,229,263	6,378,428

Healthcare Services — 0.1%
Fresenius Medical Care AG & Co. KGaA (Germany)	50,726	3,792,055

Healthcare Technology
AGFA-Gevaert NV (Belgium)*	202,500	904,464

Holding Companies – Diversified — 0.3%
First Pacific Co. Ltd. (Bermuda)	2,584,000	2,309,784
Keppel Corp. Ltd. (Singapore)	613,900	5,554,358

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Holding Companies – Diversified (cont’d.)
Noble Group Ltd. (Bermuda)	3,360,000	$5,410,814

		13,274,956

Home Furnishings — 0.1%
Alpine Electronics, Inc. (Japan)	67,000	928,225
Electrolux AB (Class B Stock) (Sweden)	54,800	1,307,361
Pace PLC (United Kingdom)	354,800	606,452

		2,842,038

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	232,843	19,633,322
Wynn Resorts Ltd.	105,531	15,147,919

		34,781,241

Industrial Conglomerates — 0.4%
General Electric Co.	855,500	16,134,730

Insurance — 1.8%
Aegon NV (Netherlands)*	127,900	872,475
Allianz SE (Germany)	31,700	4,428,291
Allstate Corp. (The)	254,500	7,769,885
Amlin PLC (United Kingdom)	289,976	1,889,984
Aviva PLC (United Kingdom)	343,500	2,420,218
AXA SA (France)	75,600	1,717,933
Baloise Holding AG (Switzerland)	26,000	2,682,724
Beazley PLC (United Kingdom)	371,600	745,502
Fondiaria-Sai SpA (Italy)	14,900	59,031
Hannover Rueckversicherung AG (Germany)	21,500	1,121,331
Hiscox Ltd. (Bermuda)	56,600	380,531
ING Groep NV, CVA (Netherlands)*	269,400	3,316,419
Legal & General Group PLC (United Kingdom)	1,012,300	1,920,392
Marsh & McLennan Cos., Inc.(a)	441,000	13,754,790
MetLife, Inc.	113,300	4,970,471
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	48,373	7,397,159
Old Mutual PLC (United Kingdom)	955,900	2,046,593
Principal Financial Group, Inc.	138,500	4,213,170
Prudential PLC (United Kingdom)	593,468	6,857,929
RSA Insurance Group PLC (United Kingdom)	825,600	1,787,495
SCOR SE (France)	77,200	2,194,263
Swiss Re Ltd. (Switzerland)	39,300	2,206,783
Zurich Financial Services AG (Switzerland)	14,700	3,717,181

		78,470,550

Internet — 2.1%
Amazon.com, Inc.*	102,336	20,926,689
Baidu, Inc., ADR (Cayman Islands)*	196,474	27,531,901
Dena Co. Ltd. (Japan)	51,100	2,197,632
F5 Networks, Inc.*(a)	38,836	4,281,669
priceline.com, Inc.*	54,513	27,906,840
Yahoo! Japan Corp. (Japan)	13,390	4,608,113
Youku.com, Inc., ADR (Cayman Islands)*(a)	183,289	6,295,977

		93,748,821

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Investment Company — 0.2%
Hutchison Port Holdings Trust (Singapore)*	11,873,000	$10,032,685

Iron/Steel — 0.2%
Nucor Corp.	141,700	5,840,874
OneSteel Ltd. (Australia)	924,800	1,846,812

		7,687,686

Lodging — 0.2%
Echo Entertainment Group Ltd. (Australia)*	207,200	913,373
Starwood Hotels & Resorts Worldwide, Inc.(a)	180,487	10,114,491

		11,027,864

Lumber & Wood Products — 0.3%
Weyerhaeuser Co.(a)	537,500	11,749,750

Machinery & Equipment — 0.5%
Atlas Copco AB (Class A Stock) (Sweden)	148,297	3,903,663
FANUC Corp. (Japan)	36,900	6,170,531
Georg Fischer AG (Switzerland)	1,700	934,672
Komatsu Ltd. (Japan)	239,400	7,474,820
Kone Oyj (Class B Stock) (Finland)	74,970	4,710,766

		23,194,452

Media — 2.0%
Cablevision Systems Corp. (Class A Stock)	229,000	8,292,090
Comcast Corp. (Special Class A Stock)	227,000	5,500,210
Liberty Media Corp. – Starz (Class A Stock)*	58,900	4,431,636
Pearson PLC (United Kingdom)	342,395	6,462,460
Time Warner Cable, Inc.	165,300	12,900,012
Time Warner, Inc.	1,205,809	43,855,273
Trinity Mirror PLC (United Kingdom)*	126,600	84,323
WPP PLC (United Kingdom)	385,059	4,820,422

		86,346,426

Medical Supplies & Equipment — 0.7%
Cie Generale d’Optique Essilor International SA (France)	33,704	2,733,642
Covidien PLC (Ireland)	207,300	11,034,579
Johnson & Johnson	233,800	15,552,376
Takeda Pharmaceutical Co. Ltd. (Japan)	54,200	2,504,957

		31,825,554

Metals & Mining — 1.4%
Antofagasta PLC (United Kingdom)	53,219	1,190,674
BHP Billiton PLC (United Kingdom)	216,260	8,510,593
BlueScope Steel Ltd. (Australia)	247,500	322,093
Boliden AB (Sweden)	162,100	2,993,309
Freeport-McMoRan Copper & Gold, Inc.	149,388	7,902,625
Johnson Matthey PLC (United Kingdom)	166,660	5,258,696
Precision Castparts Corp.	122,622	20,189,712

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Metals & Mining (cont’d.)
Rio Tinto Ltd. (Australia)	41,100	$3,678,798
SKF AB (Sweden)	81,273	2,351,382
ThyssenKrupp AG (Germany)	58,000	3,014,052
Vulcan Materials Co.(a)	206,500	7,956,445

		63,368,379

Multimedia — 0.1%
Vivendi SA (France)	132,300	3,678,837

Oil & Gas — 3.3%
Anadarko Petroleum Corp.	73,050	5,607,318
Baker Hughes, Inc.	203,700	14,780,472
BG Group PLC (United Kingdom)	289,295	6,565,283
Caltex Australia Ltd. (Australia)	164,200	2,083,424
Continental Resources, Inc.*(a)	119,402	7,750,384
ENI SpA (Italy)	200,600	4,744,607
EOG Resources, Inc.	94,116	9,839,828
EQT Corp.	64,200	3,371,784
Exxon Mobil Corp.	274,300	22,322,534
JX Holdings, Inc. (Japan)	163,710	1,101,121
Murphy Oil Corp.	210,400	13,814,864
NiSource, Inc.	103,100	2,087,775
Occidental Petroleum Corp.	191,450	19,918,458
OMV AG (Austria)	63,600	2,778,430
Perusahaan Gas Negara PT (Indonesia)	3,600,000	1,693,198
Statoil ASA (Norway)	87,600	2,217,947
Total SA (France)	104,100	6,020,343
Total SA, ADR (France)(a)	305,700	17,681,688

		144,379,458

Oil & Gas Services — 0.4%
Halliburton Co.	327,220	16,688,220
John Wood Group PLC (United Kingdom)	193,373	2,009,550

		18,697,770

Oil, Gas and Consumable Fuels — 1.8%
BP PLC (United Kingdom)	471,500	3,470,773
Chevron Corp.	258,300	26,563,572
CNOOC Ltd. (Hong Kong)	3,084,000	7,263,996
Petrofac Ltd. (United Kingdom)	182,566	4,436,178
Repsol YPF SA (Spain)	127,600	4,429,862
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	298,600	10,658,295
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	175,900	12,511,767
Saipem SpA (Italy)	111,883	5,776,030
Schlumberger Ltd. (Netherlands)	55,400	4,786,560

		79,897,033

Paper & Forest Products — 0.3%
DS Smith PLC (United Kingdom)	352,100	1,418,979
International Paper Co.	363,500	10,839,570
Svenska Cellulosa AB SCA (Class B Stock) (Sweden)	87,300	1,229,062

		13,487,611

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Pharmaceuticals — 2.0%
AstraZeneca PLC (United Kingdom)	126,400	$6,305,089
GlaxoSmithKline PLC (United Kingdom)	215,600	4,616,021
H. Lundbeck A/S (Denmark)	40,200	1,057,483
KYORIN Holdings, Inc. (Japan)	62,000	1,233,553
Mead Johnson Nutrition Co.	127,148	8,588,847
Meda AB (Class A Stock) (Sweden)	124,000	1,348,764
Merck & Co., Inc.	490,000	17,292,100
Merck KGaA (Germany)	13,600	1,477,978
Miraca Holdings, Inc. (Japan)	28,500	1,154,724
Novartis AG (Switzerland)	80,900	4,955,516
Novo Nordisk A/S (Class B Stock) (Denmark)	52,027	6,529,422
Pfizer, Inc.	980,500	20,198,300
Roche Holding AG (Switzerland)	24,500	4,100,089
Sanofi (France)	91,276	7,338,295
Teva Pharmaceutical Industries Ltd., ADR (Israel)	57,426	2,769,082

		88,965,263

Pipelines — 0.3%
Spectra Energy Corp.	502,000	13,759,820

Real Estate — 0.6%
BR Malls Participacoes SA (Brazil)	149,400	1,681,965
Brookfield Asset Management, Inc. (Class A Stock) (Canada)	195,334	6,479,229
CapitaMalls Asia Ltd. (Singapore)	3,122,000	3,748,311
China Overseas Land & Investment Ltd. (Hong Kong)	3,126,000	6,724,945
China Vanke Co. Ltd. (Class B Stock) (China)	660,097	888,985
Daito Trust Construction Co. Ltd. (Japan)	32,100	2,725,287
St. Joe Co. (The)*(a)	241,500	5,032,860

		27,281,582

Retail — 2.5%
Alimentation Couche Tard, Inc. (Class B Stock) (Canada)	138,404	4,035,378
Cie Financiere Richemont SA (Switzerland)	2,829,162	18,587,594
Fast Retailing Co. Ltd. (Japan)	43,500	7,035,186
Home Retail Group PLC (United Kingdom)	763,300	2,005,428
K’s Holdings Corp. (Japan)	40,700	1,759,789
Kesa Electricals PLC (United Kingdom)	738,771	1,632,702
Lowe’s Cos., Inc.	257,500	6,002,325
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	63,500	1,355,616
Nitori Holdings Co. Ltd. (Japan)	31,900	3,027,623
O’Reilly Automotive, Inc.*	43,704	2,863,049
Starbucks Corp.	488,534	19,292,208
TJX Cos., Inc. (The)	525,890	27,625,002
Truworths International Ltd. (South Africa)	348,800	3,780,584
Tsuruha Holdings, Inc. (Japan)	25,500	1,219,861
Yum! Brands, Inc.	201,233	11,116,111

		111,338,456

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Retail & Merchandising — 1.4%
Aoyama Trading Co. Ltd. (Japan)	39,600	$682,892
Circle K Sunkus Co. Ltd. (Japan)	38,400	599,225
Greene King PLC (United Kingdom)	47,500	371,572
Next PLC (United Kingdom)	148,306	5,534,072
NIKE, Inc. (Class B Stock)	249,482	22,448,390
Plenus Co. Ltd. (Japan)	29,700	478,283
Rallye SA (France)	26,900	1,117,615
Shimachu Co. Ltd. (Japan)	60,100	1,467,258
Tiffany & Co.	222,342	17,458,294
Wal-Mart Stores, Inc.	182,500	9,698,050

		59,855,651

Semiconductors — 0.3%
ASML Holding NV (Netherlands)	81,571	3,004,588
Samsung Electronics Co. Ltd. (South Korea)	9,885	7,682,912
STMicroelectronics NV (Netherlands)	42,100	419,486

		11,106,986

Software — 1.0%
Check Point Software Technologies Ltd. (Israel)*(a)	67,146	3,817,250
Micro Focus International PLC (United Kingdom)	96,001	516,622
Oracle Corp.	963,733	31,716,453
salesforce.com, Inc.*	68,080	10,142,558

		46,192,883

Specialty Retail — 0.2%
Home Depot, Inc. (The)	268,500	9,725,070

Steel Producers/Products
Voestalpine AG (Austria)	26,100	1,440,727

Telecommunications — 1.4%
Acme Packet, Inc.*(a)	115,388	8,092,160
BT Group PLC (United Kingdom)	1,471,600	4,759,135
Cisco Systems, Inc.	487,000	7,602,070
France Telecom SA (France)	60,100	1,278,121
HTC Corp. (Taiwan)	149,000	5,037,873
KDDI Corp. (Japan)	600	4,316,962
Koninklijke KPN NV (Netherlands)	143,325	2,084,674
Nippon Telegraph & Telephone Corp. (Japan)	64,500	3,110,953
Nokia Oyj (Finland)	287,200	1,861,690
NTT DoCoMo, Inc. (Japan)	2,000	3,571,883
Softbank Corp. (Japan)	227,300	8,608,373
Telecom Italia SpA (Italy)	1,515,500	2,108,707
Telefonica SA (Spain)	102,300	2,501,201
Telstra Corp. Ltd. (Australia)	538,900	1,674,567
Vodafone Group PLC (United Kingdom)	1,404,000	3,724,801

		60,333,170

Transportation — 0.9%
Canadian Pacific Railway Ltd. (Canada)	6,100	380,152
Go-Ahead Group PLC (United Kingdom)	29,900	757,734

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Transportation (cont’d.)
Sankyu, Inc. (Japan)	311,000	$1,454,091
Seino Holding Co. Ltd. (Japan)	198,000	1,424,154
Union Pacific Corp.	361,561	37,746,968

		41,763,099

Utilities — 0.4%
Drax Group PLC (United Kingdom)	247,500	2,000,036
E.ON AG (Germany)	73,400	2,084,659
Illinois Tool Works, Inc.	247,800	13,998,222

		18,082,917

Water
Veolia Environnement SA (France)	6,443	181,728

Wireless Telecommunication Services — 0.2%
Sprint Nextel Corp.*	1,412,000	7,610,680

TOTAL COMMON STOCKS
(cost $2,020,918,989)		2,265,804,091

EXCHANGE TRADED FUNDS — 9.6%
Energy Select Sector SPDR Fund(a)	181,550	13,679,792
iShares Barclays Aggregate Bond Fund(a)	839,300	89,528,131
iShares Barclays Intermediate Credit Bond Fund	64,500	6,875,758
iShares Barclays TIPS Bond Fund(a)	121,300	13,420,632
iShares Dow Jones Select Dividend Index Fund(a)	83,700	4,429,404
iShares Dow Jones U.S. Technology Sector Index Fund	31,500	2,048,130
iShares iBoxx Investment Grade Corporate Bond Fund(a)	30,000	3,303,900
iShares MSCI EAFE Index Fund(a)	1,356,900	81,603,966
iShares MSCI Emerging Markets Index Fund	43,300	2,061,080
iShares Russell 1000 Growth Index Fund	304,502	18,538,082
iShares Russell 1000 Value Index Fund	541,420	36,968,158
iShares Russell 2000 Index Fund	51,700	4,280,760
iShares S&P 500 Growth Index Fund(a)	300,600	20,885,688
iShares S&P Global 100 Index Fund(a)	91,000	5,915,910
iShares S&P MidCap 400 Index Fund	432,100	42,216,170
iShares S&P SmallCap 600 Barra Growth Index Fund(a)	51,072	4,107,721
iShares S&P SmallCap 600 Index Fund(a)	173,370	12,711,488
SPDR S&P 500 ETF Trust(a)	486,000	64,137,420

TOTAL EXCHANGE TRADED FUNDS
(cost $384,340,086)		426,712,190

PREFERRED STOCKS — 0.4%
Diversified Financial Services
SLM Corp., 5.164%	1,800	41,022

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

PREFERRED STOCKS (Continued)	Shares	Value (Note 2)

Financial – Bank & Trust — 0.4%
Itau Unibanco Holding SA, ADR (Brazil)	444,300	$10,463,265
Wells Fargo & Co., Series J, 8.00%(a)	213,625	6,107,539

		16,570,804

TOTAL PREFERRED STOCKS (cost $14,265,255)		16,611,826

	Units
RIGHTS*
Insurance
Fondiaria-Sai SpA, expiring 7/15/11 (Italy) (cost $247,906)	14,900	37,381

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#

ASSET-BACKED SECURITIES — 1.4%
ACE Securities Corp.,
Series 2007-ASP2, Class A2A
0.276%(c)	06/25/37	B2		$19	18,910
Aegis Asset-Backed Securities Trust,
Series 2005-4, Class 1A4
0.556%(c)	10/25/35	Aa3		1,600	1,298,205
Aquilae CLO PLC,
Series 2006-1X, Class A (Ireland)(g)
1.469%	01/17/23	Aa1	EUR	379	515,152
ARES CLO Funds, (Cayman Islands)
Series 2005-9A, Class A1A, 144A
0.544%(c)	04/20/17	Aa3		880	863,780
Series 2006-6RA, Class A1B, 144A
0.477%(c)	03/12/18	Aaa		426	415,836
Asset-Backed Funding Certificates,
Series 2004-OPT5, Class A1
0.536%(c)	06/25/34	Aaa		126	99,799
Asset-Backed Securities Corp. Home Equity,
Series 2004-HE6, Class A1
0.461%(c)	09/25/34	Aaa		17	15,160
Avery Point CLO Ltd.,
Series 2003-1A, Class A1, 144A (Cayman Islands)
0.725%(c)	12/17/15	Aaa		898	886,591
Babson CLO Ltd.,
Series 2004-2A, Class A2A, 144A (Cayman Islands)
0.581%(c)	11/15/16	Aa2		1,662	1,624,349
Bear Stearns Asset-Backed Securities Trust,
Series 2006-AQ1, Class 2A1
0.266%(c)	10/25/36	B3		20	19,671
Series 2006-HE9, Class 1A1
0.236%(c)	11/25/36	Baa2		20	19,317
Series 2006-SD3, Class 1A1A
5.50%	08/25/36	BB(d)		229	155,283
Series 2007-AQ1, Class A1
0.296%(c)	11/25/36	Caa2		173	122,838
Bear Stearns Second Lien Trust,
Series 2007-SV1A, Class A1, 144A
0.406%(c)	12/25/36	B3		628	594,615

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

ASSET-BACKED SECURITIES (Continued)
Bumper 2 SA,
Series 2009-3, Class A (United Kingdom)
2.994%(c)	06/20/22	NR	EUR	155	$225,305
Canada Capital Auto Receivables Asset Trust,
Series 2011-1A, Class A1, 144A (Canada)
1.845%	04/17/13	Aaa	CAD	1,659	1,727,230
Castle Hill II Ingots Ltd.,
Series 2A, Class A, 144A (Cayman Islands)
0.758%(c)	10/15/14	Aaa		$878	870,955
Chester Asset Receivables Dealings,
Series 2004-1, Class A (United Kingdom)
1.012%(c)	04/15/16	Aaa	GBP	3,000	4,689,918
Citibank Omni Master Trust,
Series 2009-A14A, Class A14, 144A
2.937%(c)	08/15/18	Aaa		900	946,136
Series 2009-A8, Class A8, 144A
2.287%(c)	05/16/16	Aaa		2,100	2,125,276
Commercial Industrial Finance Corp.,
Series 2006-2A, Class A1L, 144A (Cayman Islands)
0.514%(c)	03/01/21	Aaa		1,200	1,130,160
Countrywide Asset-Backed Certificates,
Series 2006-4, Class 2A2
0.366%(c)	07/25/36	B2		913	784,002
Series 2006-24, Class 2A1
0.236%(c)	06/25/47	Baa3		15	14,741
Series 2006-25, Class 2A1
0.256%(c)	06/25/47	A2		7	7,227
Series 2007-2, Class 2A1
0.236%(c)	08/25/37	Baa3		43	41,371
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
0.246%(c)	11/25/36	Caa1		33	26,116
Series 2007-CB6, Class A1, 144A
0.306%(c)	07/25/37	Caa1		115	106,522
Cumberland CLO Ltd.,
Series 2005-2A, Class A, 144A (Cayman Islands)
0.517%(c)	11/10/19	Aa1		577	558,023
Driver GmbH,
Series 8-A, Class 1M (Germany)
1.943%	02/21/17	Aaa	EUR	1,181	1,714,366
Duane Street CLO,
Series 2005-1A, Class A2, 144A
0.518%(c)	11/08/17	Aa1		679	657,581
Eurocredit CDO BV,
Series IV-X, Class A1 (Netherlands)(g)
1.678%	02/22/20	NR	EUR	796	1,075,124
Eurocredit CDO I Ltd.,
Sr. Unsec’d. Notes (Netherlands)
2.277%	09/03/12	NR	EUR	654	933,497
First CLO Ltd., (Cayman Islands)
Series 2004-2A1, Class A2, 144A
0.559%(c)	12/14/16	Aaa		808	788,268
Series 2004-2X1, Class A2
0.62%	12/14/16	NR		202	197,047
First Franklin Mortgage Loan Asset-Backed Certificates,
Series 2005-FF8, Class A2D
0.566%(c)	09/25/35	Aa3		2,869	2,674,141
Series 2006-FF15, Class A3
0.236%(c)	11/25/36	Aaa		8	8,205

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#			Value (Note 2)

ASSET-BACKED SECURITIES (Continued)
First NLC Trust,
Series 2007-1, Class A1, 144A
0.256%(c)	08/25/37	Caa2		$176		$95,801
Ford Credit Auto Owner Trust,
Series 2009-A, Class A3B
2.687%(c)	05/15/13	Aaa		179		180,379
Galaxy CLO Ltd.,
Series 2007-8A, Class A, 144A (Cayman Islands)
0.514%(c)	04/25/19	Aa2		1,381		1,315,295
GlobalDrive,
Series 2009-A, Class A
3.00%	07/20/15	NR	EUR	341		496,071
Grayston CLO Ltd.,
Series 2004-1A, Class A1L, 144A (Cayman Islands)
0.641%(c)	08/15/16	Aaa		607		598,349
Gulf Stream Compass CLO Ltd.,
Series 2004-1A, Class A, 144A
0.638%(c)	07/15/16	Aa2		135		133,379
Harvest CLO SA,
Series IX, Class A1 (Luxembourg)
2.003%	03/29/17	Aa1	EUR	785		1,087,778
Hillmark Funding,
Series 2006-1A, Class A1, 144A
0.509%(c)	05/21/21	Aa1		3,000		2,818,821
HSBC Home Equity Loan Trust,
Series 2007-1, Class A1F
5.91%	03/20/36	Aaa		—	(r)	42
HSI Asset Securitization Corp. Trust,
Series 2007-OPT1, Class 2A1
0.236%(c)	12/25/36	Ba1		59		56,915
Series 2007-WF1, Class 2A1
0.246%(c)	05/25/37	Ba1		34		33,306
Illinois Student Assistance Commission,
Series 2010-1, Class A1
0.754%(c)	04/25/17	AAA(d)		227		227,293
Indymac Residential Asset-Backed Trust,
Series 2007-B, Class 2A2
0.346%(c)	07/25/37	Caa3		2,043		1,071,503
ING Investment Management,
Series 2005-1A, Class A1, 144A (Cayman Islands)
0.524%(c)	12/01/17	Aa1		1,460		1,424,088
JPMorgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A3
0.296%(c)	08/25/36	Ca		154		54,586
Series 2007-HE1, Class AV1
0.246%(c)	03/25/47	Caa1		265		221,843
Katonah Ltd., (Cayman Islands)
Series 4A, Class A, 144A
0.797%(c)	02/20/15	Aaa		299		296,656
Series 6A, Class A1A, 144A
0.567%(c)	09/20/16	Aa2		510		497,731
Landmark CDO Ltd.,
Series 2005-1A, Class A1L, 144A
0.554%(c)	06/01/17	Aaa		1,676		1,631,355
LCM LP,
Series 5A, Class A1, 144A
0.477%(c)	03/21/19	Aaa		600		569,979

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

ASSET-BACKED SECURITIES (Continued)
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.746%(c)	10/25/34	Aaa		$12	$10,026
MAGI Funding PLC,
Series 2010-1A, Class A1, 144A (Ireland)
1.835%	04/11/21	Aa1	EUR	1,115	1,512,308
Magnolia Funding Ltd.,
Series 2010-1A, Class A1, 144A (United Kingdom)
3.00%	04/20/17	NR	EUR	2,214	3,204,122
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-MLN1, Class A2A
0.256%(c)	07/25/37	A3		3	3,381
Series 2006-RM4, Class A2A
0.266%(c)	09/25/37	C		5	1,247
Series 2006-RM5, Class A2A
0.246%(c)	10/25/37	C		54	14,243
Morgan Stanley ABS Capital I,
Series 2006-WMC2, Class A2FP
0.236%(c)	07/25/36	Ca		98	31,323
Series 2007-HE6, Class A1
0.246%(c)	05/25/37	Caa3		95	81,842
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV1
0.246%(c)	06/25/37	Aa2		56	55,691
Navigator CDO Ltd.,
Series 2003-1A, Class A2, 144A (Cayman Islands)
1.111%(c)	11/15/15	Aaa		94	94,152
Nelnet Student Loan Trust,
Series 2008-4, Class A2
0.974%(c)	07/25/18	Aaa		171	171,443
North Carolina State Education Assistance Authority,
Series 2011-2, Class A1
0.785%(c)	10/26/20	AAA(d)		900	898,128
Pacifica CDO Ltd.
Series 2004-4X, Class A1L
0.663%	02/15/17	NR		2,099	2,056,886
Penarth Master Issuer PLC,
Series 2011-1A, Class A1, 144A (United Kingdom)
0.85%(c)	05/18/15	Aaa		3,000	2,998,304
Penta CLO SA,
Series 2007-1X, Class A1
1.478%	06/04/24	Aaa	EUR	968	1,283,578
Plymouth Rock CLO Ltd., Inc.,
Series 2010-1A, Class A, 144A
1.761%(c)	02/16/19	AAA(d)		2,743	2,741,339
Premium Loan Trust Ltd.,
Series 2004-1A, Class A, 144A
0.654%(c)	10/25/14	Aaa		69	67,993
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
0.686%(c)	07/25/32	Ca		21	12,346
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
0.316%(c)	05/25/37	B3		501	327,401
Series 2007-HE1, Class A2A
0.246%(c)	12/25/36	Ca		43	13,608

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

ASSET-BACKED SECURITIES (Continued)
SLM Student Loan Trust,
Series 2004-5X, Class A5
1.429%(c)	10/25/23	Aaa	EUR	400	$546,754
Series 2007-3, Class A3
0.314%(c)	04/25/19	Aaa		$600	580,584
Series 2009-C, Class A, 144A
4.50%(c)	11/16/43	AAA(d)		1,139	1,097,766
Series 2009-CT, Class 1A, 144A
2.35%(c)	04/15/39	Aaa		760	761,827
Series 2010-C, Class A1, 144A
1.837%(c)	12/15/17	Aaa		217	218,722
Soundview Home Equity Loan Trust,
Series 2006-NLC1, Class A1, 144A
0.246%(c)	11/25/36	Caa3		69	21,670
Structured Asset Securities Corp.,
Series 2006-BC3, Class A2
0.236%(c)	10/25/36	Aaa		6	5,557
Series 2006-NC1, Class A6
0.236%(c)	05/25/36	Aaa		6	5,479
Symphony CLO Ltd.,
Series 2007-3A, Class A1A, 144A (Cayman Islands)
0.501%(c)	05/15/19	Aa1		500	477,680
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
0.246%(c)	10/25/36	Caa2		244	173,285
Wind River CLO Ltd.,
Series 2004-1A, Class A1, 144A
0.577%(c)	12/19/16	A1		2,308	2,235,570
Wood Street CLO BV,
Series II-A, Class A1 (Netherlands)
1.763%	03/29/21	Aa1	EUR	246	340,346

TOTAL ASSET-BACKED SECURITIES
(cost $62,446,396)					62,806,488

BANK LOANS(c) — 0.2%
AGFS Funding Co.
5.50%	05/28/17	B2		1,700	1,664,229
Charter Communications Operating LLC, Term C
3.50%	09/06/16	Ba1		992	988,183
CIT Group, Inc.,
6.25%	08/11/15	Ba3		33	32,699
6.25%	08/11/15	Ba3		59	59,545
6.25%	08/11/15	Ba3		59	59,545
6.25%	08/11/15	Ba3		65	65,398
6.25%	08/11/15	Ba3		82	82,215
6.25%	08/11/15	Ba3		97	97,607
6.25%	08/11/15	Ba3		106	106,742
6.25%	08/11/15	Ba3		249	249,857
6.25%	08/11/15	Ba3		250	251,212
Ford Motor Co., Term B1
2.94%	12/15/13	Baa3		49	48,706
2.94%	12/15/13	Baa3		111	110,620
2.94%	12/15/13	Baa3		310	309,244
Intelsat Jackson Holding, Term B
5.25%	04/02/18	B1		500	501,354
Texas Competitive Electric Holdings Co. LLC
3.69%	10/10/14	B2		2,704	2,258,472

TOTAL BANK LOANS
(cost $7,152,212)					6,885,628

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
Banc of America Large Loan, Inc.,
Series 2007-BMB1, Class A1, 144A
0.776%(c)	08/15/29	Aaa		$356	$328,656
Series 2009-UB1, Class A4A, 144A
5.692%(c)	06/24/50	NR		250	274,308
Series 2010-HLTN, Class HLTN, 144A
1.937%(c)	11/15/15	NR		1,658	1,538,235
Series 2010-UB5, Class A4A, 144A
5.672%(c)	02/17/51	NR		1,900	2,077,570
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa		100	108,543
Series 2007-CD5, Class A4
5.886%(c)	11/15/44	Aaa		100	109,081
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class XP, IO
0.686%(c)	12/10/46	Aaa		44,677	531,288
Series 2010-C1, Class A1, 144A
3.156%	07/10/46	Aaa		1,975	1,989,182
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa		1,700	1,820,743
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40	Aaa		100	107,657
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39	Aaa		1,000	1,088,362
Series 2010-UD1, Class A, 144A
5.947%(c)	12/18/49	Aaa		800	886,110
Dbubs Mortgage Trust,
Series 2011-LC2A, Class A2, 144A
3.446%	07/01/44	Aaa		2,700	2,705,415
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1, 144A
1.143%(c)	03/06/20	Aaa		145	143,707
Series 2007-EOP, Class A2, 144A
1.317%(c)	03/06/20	Aaa		250	245,436
Series 2010-C1, Class A2, 144A
4.592%	08/10/43	Aaa		2,600	2,613,919
Immeo Residential Finance PLC,
Series 2, Class A (Ireland)
1.631%(c)	12/15/16	Aa3	EUR	205	277,999
JLOC Ltd.,
Series 37A, Class A1 (Japan)
0.418%	01/15/15	Aa3	JPY	15,054	173,913
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aa3		110	117,124
Series 2010-C2, Class A3, 144A
4.07%	11/15/43	AAA(d)		1,300	1,257,066
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.728%(c)	07/09/21	Aaa		600	576,299
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa		900	959,389
Morgan Stanley Capital I,
Series 2007-IQ15, Class A4
6.074%(c)	06/11/49	BBB+(d)		40	43,733

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.213%(c)	12/16/49	Aaa		$200	$218,728
Unite USAF PLC,
Series 2006-1, Class A (United Kingdom)
1.018%(c)	03/31/17	Aaa	GBP	700	1,066,144
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28	AAA(d)		700	679,433
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C14, Class A4
5.088%(c)	08/15/41	Aaa		100	106,963
Series 2006-C23, Class A4
5.418%(c)	01/15/45	Aaa		100	108,607
Series 2006-WL7A, Class A1, 144A
0.277%(c)	09/15/21	Aaa		510	491,644

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $22,121,603)					22,645,254

CORPORATE BONDS — 10.5%
Aerospace & Defense
Goodrich Corp.,
Sr. Unsec’d. Notes
6.29%	07/01/16	Baa2		100	116,455

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
9.25%	08/06/19	Baa1		1,900	2,477,497
9.70%	11/10/18	Baa1		2,400	3,153,891

					5,631,388

Airlines
Delta Air Lines 2010-1 Class A, Pass-Through Trust,
Pass-Through Certificates
6.20%	07/02/18	Baa2		988	1,029,722
Southwest Airlines Co.,
Sr. Unsec’d. Notes
6.50%	03/01/12	Baa3		100	103,494

					1,133,216

Apparel
Jones Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	11/15/14	Ba3		1,200	1,209,000

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC,
Gtd. Notes, MTN
5.75%	09/08/11	A3		1,600	1,614,531
Hyundai Motor Manufacturing Czech SRO,
Gtd. Notes, 144A (South Korea)
4.50%	04/15/15	Baa2		1,500	1,559,591
Volkswagen International Finance NV,
Gtd. Notes, 144A (Netherlands)
0.696%(c)	10/01/12	A3		500	501,311
0.856%(c)	04/01/14	A3		400	401,362
1.625%	08/12/13	A3		1,000	1,006,811

					5,083,606

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Automotive Parts — 0.1%
Autozone, Inc.,
Sr. Unsec’d. Notes
5.875%	10/15/12	Baa2		$1,100	$1,162,367
6.95%	06/15/16	Baa2		2,400	2,782,483

					3,944,850

Banks — 3.4%
Abbey National Treasury Services PLC, (United Kingdom)
Bank Gtd. Notes, 144A
3.875%	11/10/14	Aa3		2,300	2,342,207
Cov’d. Bonds
3.125%	06/30/14	Aaa	EUR	3,000	4,341,556
ABN Amro Bank NV,
Cov’d. Bonds, MTN (Netherlands)
3.25%	01/18/13	Aaa	EUR	400	588,429
Ally Financial, Inc.,
Gtd. Notes
3.466%(c)	02/11/14	B1		2,100	2,063,550
3.647%(c)	06/20/14	B1		900	879,904
6.00%	12/15/11	B1		1,600	1,620,000
6.875%	09/15/11	B1		1,800	1,813,500
6.875%	08/28/12	B1		1,800	1,858,500
8.00%	03/15/20	B1		600	637,500
8.30%	02/12/15	B1		600	670,500
Australia & New Zealand Banking Group Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
0.527%(c)	06/18/12	Aaa		1,000	1,001,043
Banco Bradesco SA,
Sr. Unsec’d. Notes, 144A (Brazil)
2.361%(c)	05/16/14	Baa1		1,800	1,822,550
Banco do Brasil SA,
Sr. Unsec’d. Notes, 144A (Brazil)
3.007%(c)	07/02/14	Baa2		2,500	2,549,375
4.50%	01/22/15	Baa1		1,000	1,042,500
4.50%	01/20/16	Baa2	EUR	400	576,293
Bank of America Corp.,
Sr. Sub. Notes, MTN
4.75%(c)	05/23/17	A3	EUR	600	799,504
Sr. Unsec’d. Notes
0.541%(c)	10/14/16	A2		500	462,024
4.50%	04/01/15	A2		2,300	2,404,650
6.50%	08/01/16	A2		300	334,576
Sr. Unsec’d. Notes, MTN
5.65%	05/01/18	A2		3,200	3,373,859
Sub. Notes, MTN
4.00%(c)	03/28/18	A3	EUR	1,000	1,321,542
Bank of Montreal,
Cov’d. Bonds, 144A (Canada)
2.85%	06/09/15	Aaa		2,000	2,072,168
Bank of Scotland PLC, (United Kingdom)
Cov’d. Bonds
4.50%	10/23/13	Aaa	EUR	400	599,700
Cov’d. Bonds, MTN
4.375%	07/13/16	Aaa	EUR	1,700	2,525,801
4.75%	01/26/15	Aaa	EUR	600	910,869
Gov’t. Liquid Gtd. Notes
5.59%(c)	07/24/12	Aaa	AUD	900	968,170

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Banks (cont’d.)
Barclays Bank PLC, (United Kingdom)
Jr. Sub. Notes, 144A
5.926%(c)	09/29/49	Baa2		$2,700	$2,511,000
Sr. Unsec’d. Notes
1.323%(c)	01/13/14	Aa3		4,200	4,212,562
Sub. Notes, 144A
10.179%	06/12/21	Baa1		2,800	3,513,076
BBVA Bancomer SA,
Sr. Unsec’d. Notes, 144A (Mexico)
4.50%	03/10/16	A1		800	814,000
BNP Paribas Home Loan Covered
Bonds SA, (France)
Cov’d. Bonds, 144A
2.20%	11/02/15	Aaa		3,100	3,029,432
Cov’d. Bonds, MTN
3.00%	07/23/13	Aaa	EUR	300	439,761
3.75%	12/13/11	Aaa	EUR	700	1,023,639
4.75%	05/28/13	Aaa	EUR	400	606,427
BPCE SA,
Sr. Unsec’d. Notes, 144A (France)
2.018%(c)	02/07/14	Aa3		900	906,190
2.375%	10/04/13	Aa3		900	900,619
Canadian Imperial Bank of Commerce,
Cov’d. Bonds, 144A (Canada)
2.00%	02/04/13	Aaa		2,700	2,750,684
Commonwealth Bank of Australia,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
0.525%(c)	09/17/14	Aaa		100	100,074
0.63%(c)	12/10/12	Aaa		700	701,829
0.705%(c)	07/12/13	Aaa		2,100	2,098,845
0.747%(c)	06/25/14	Aaa		500	503,580
Compagnie de Financement Foncier,
Cov’d. Bonds, MTN (France)
2.00%	02/17/12	Aaa	EUR	200	290,146
4.50%	01/09/13	Aaa	EUR	1,300	1,946,173
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, (Netherlands)
Gtd. Notes
4.50%	01/11/21	Aaa		1,500	1,531,679
Jr. Sub. Notes, 144A
11.00%(c)	06/29/49	A2		150	191,400
Credit Suisse,
Sr. Unsec’d. Notes (Switzerland)
1.241%(c)	01/14/14	Aa1		5,900	5,923,570
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, 144A (France)
0.535%(c)	01/12/12	Aa1		1,400	1,399,415
0.652%(c)	03/05/13	Aa1		400	398,865
0.753%(c)	04/29/14	Aa1		4,600	4,582,184
2.75%	01/10/14	Aa1		1,200	1,220,788
2.75%	04/29/14	Aa1		3,100	3,142,160
FMS Wertmanagement, Gov’t. Liquid Gtd.
Notes (Germany) (original cost $2,266,029; purchased 01/13/11)(f)(g)
1.338%(c)	01/20/14	Aaa	EUR	1,700	2,477,916
Fortis Bank Nederland NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.375%	05/19/14	Aaa	EUR	1,800	2,685,641

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Banks (cont’d.)
ICICI Bank Ltd.,
Bonds, 144A (India)
2.008%(c)	02/24/14		Baa2		$500	$496,868
IKB Deutsche Industriebank AG, (Germany)
Gov’t. Liquid Gtd. Notes
2.125%	09/10/12		Aaa	EUR	700	1,017,993
ING Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.668%(c)	06/24/14		AAA(d)	AUD	2,000	2,159,228
ING Bank NV, (Netherlands)
Cov’d. Bonds, 144A
2.50%	01/14/16		Aaa		1,700	1,685,854
Sr. Notes, 144A
1.596%(c)	10/18/13		Aa3		600	605,009
Sr. Unsec’d. Notes, 144A
1.046%(c)	03/30/12		Aa3		2,100	2,108,146
5.00%	06/09/21	(g)	Aa3		4,800	4,756,157
Intesa Sanpaolo SpA,
Notes, 144A (Italy)
2.658%(c)	02/24/14		Aa3		5,100	5,087,515
Korea Exchange Bank,
Sr. Unsec’d. Notes, MTN (South Korea)
4.875%	01/14/16		A2		300	315,656
Kreditanstalt Fuer Wiederaufbau,
Gov’t. Gtd. Notes (Germany)
3.875%	01/21/19		Aaa	EUR	300	450,615
Lloyds TSB Bank PLC, (United Kingdom)
Bank Gtd. Notes
4.875%	01/21/16		Aa3		1,000	1,022,771
Bank Gtd. Notes, 144A, MTN
4.375%	01/12/15		Aa3		2,600	2,638,750
Jr. Sub. Notes, 144A
12.00%(c)	12/29/49		Ba1		3,600	3,884,275
Sr. Unsec’d. Notes
2.624%(c)	01/24/14		Aa3		1,000	1,013,909
Members Equity Bank Property Ltd.,
Gov’t. Liquid Gtd. Notes, MTN (Australia)
5.75%	08/20/12		AAA(d)	AUD	600	647,220
NIBC Bank NV, (Netherlands)
Gov’t. Liquid Gtd. Notes, 144A
2.80%	12/02/14		Aaa		6,800	7,078,984
Gov’t. Liquid Gtd. Notes, MTN
3.50%	04/07/14		Aaa	EUR	1,200	1,798,766
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A (Sweden)
1.181%(c)	01/14/14		Aa2		6,200	6,254,281
4.875%	01/14/21		Aa2		600	606,693
Santander US Debt SA Unipersonal,
Bank Gtd. Notes, 144A (Spain)
1.046%(c)	03/30/12		Aa2		1,800	1,800,148
Shinhan Bank,
Sr. Unsec’d. Notes, MTN (South Korea)
1.561%(c)	11/16/12		A1		2,900	2,879,440
Societe Generale Societe de Credit Fonciere,
Cov’d. Bonds, MTN (France)
4.00%	07/07/16		Aaa	EUR	600	900,820

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Banks (cont’d.)
Stadshypotek AB,
Cov’d. Bonds, 144A (Sweden)
1.45%	09/30/13	Aaa		$3,400	$3,422,171
Turkiye Garanti Bankasi A/S,
Sr. Unsec’d. Notes, 144A (Turkey)(g)
2.774%(c)	04/20/16	Ba1		200	198,500
Westpac Securities NZ Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (New Zealand)
2.50%	05/25/12	Aaa		1,500	1,524,230
3.45%	07/28/14	Aaa		900	942,475
WM Covered Bond Program,
Cov’d. Bonds, MTN
3.875%	09/27/11	AA(d)	EUR	1,200	1,747,507
4.00%	11/26/16	AA(d)	EUR	1,600	2,341,393
4.375%	05/19/14	AA(d)	EUR	700	1,045,450

					149,912,749

Beverages — 0.1%
Pernod-Ricard SA,
Sr. Unsec’d. Notes, 144A (France)(g)
5.75%	04/07/21	Ba1		3,000	3,132,171

Building Materials — 0.1%
Hanson Australia Funding Ltd.,
Gtd. Notes (Australia)
5.25%	03/15/13	Ba2		1,300	1,352,000
Masco Corp.,
Sr. Unsec’d. Notes
6.125%	10/03/16	Ba2		1,000	1,027,247

					2,379,247

Chemicals — 0.1%
Braskem Finance Ltd.,
Gtd. Notes, 144A (Cayman Islands)
7.00%	05/07/20	Baa3		1,300	1,417,000
Cytec Industries, Inc.,
Sr. Unsec’d. Notes
8.95%	07/01/17	Baa2		900	1,122,146
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.518%(c)	08/08/11	Baa3		800	801,738

					3,340,884

Commercial Banks — 0.2%
Banco Santander Brasil SA,
Sr. Unsec’d. Notes, 144A (Brazil)
4.25%	01/14/16	Baa1		600	601,500
4.50%	04/06/15	Baa1		2,800	2,849,000
Banco Santander Brazil SA, (Brazil)
Sr. Notes, 144A(g)
1.689%(t)	12/29/11	BBB-(d)		1,700	1,683,340
Sr. Unsec’d. Notes, 144A
2.347%(c)	03/18/14	NR		300	301,527
Banco Santander Chile,
Sr. Unsec’d. Notes, 144A (Chile)
1.875%(c)	01/19/16	Aa3		2,000	1,972,902
HBOS Capital Funding LP,
Ltd. Gtd. Notes (United Kingdom)
12.30%(t)	03/29/49	B3	GBP	200	272,839

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
HBOS PLC,
Sub. Notes, 144A, MTN (United Kingdom)
6.75%	05/21/18	Baa3		$1,000	$962,336

					8,643,444

Computer Services & Software
Computer Sciences Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/13	Baa1		1,000	1,062,298

Containers & Packaging — 0.1%
Owens-Brockway Glass Container, Inc.,
Gtd. Notes
7.375%	05/15/16	Ba3		1,700	1,848,750
Rexam PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)
6.75%	06/01/13	Baa3		500	543,299
Sealed Air Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	07/15/13	Baa3		100	105,111

					2,497,160

Diversified Financial Services — 1.3%
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.306%(c)	02/24/12	A2		200	199,804
5.875%	05/02/13	A2		300	322,962
BA Covered Bond Issuer,
Cov’d. Bonds, MTN
4.125%	04/05/12	Aa2	EUR	2,300	3,376,048
Countrywide Financial Corp.,
Gtd. Notes, MTN
5.80%	06/07/12	A2		100	104,312
Credit Agricole Home Loan SFH,
Cov’d. Bonds, 144A (France)
1.024%(c)	07/21/14	Aaa		2,000	2,000,894
DanFin Funding Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (Ireland)
0.976%(c)	07/16/13	Aaa		700	699,730
El Paso Performance-Linked Trust,
Sr. Unsec’d. Notes, 144A
7.75%	07/15/11	Ba3		1,000	1,000,608
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.625%	09/15/15	Ba2		1,000	1,035,189
7.00%	10/01/13	Ba2		500	534,339
7.25%	10/25/11	Ba2		1,750	1,776,260
7.50%	08/01/12	Ba2		1,100	1,151,044
7.80%	06/01/12	Ba2		150	156,867
9.875%	08/10/11	Ba2		3,100	3,119,614
FUEL Trust,
Sec’d. Notes, 144A
3.984%	12/15/22	Baa2		1,300	1,289,437
General Electric Capital Corp.,
Sr. Unsec’d. Notes
1.096%(c)	01/07/14	Aa2		4,100	4,123,362
Sub. Notes, 144A
6.50%(c)	09/15/67	Aa3	GBP	300	474,265

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Hyundai Capital Services, Inc.,
Sr. Unsec’d. Notes (South Korea)
6.00%	05/05/15	Baa2	$200	$218,559
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.50%	09/01/14	Ba3	1,000	1,060,000
6.75%	09/01/16	Ba3	900	958,500
7.125%	09/01/18	Ba3	3,400	3,638,000
Sr. Unsec’d. Notes
5.75%	05/15/16	B1	1,100	1,083,189
6.375%	03/25/13	B1	1,000	1,030,000
Sr. Unsec’d. Notes, MTN
5.625%	09/20/13	B1	500	507,500
IPIC GMTN Ltd.,
Gtd. Notes, 144A (Cayman Islands)
3.125%	11/15/15	Aa3	3,000	2,958,793
Macquarie Bank Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
2.60%	01/20/12	Aaa	200	202,479
ORIX Corp.,
Sr. Unsec’d. Notes (Japan)
5.48%	11/22/11	A3	100	101,529
RZD Capital Ltd.,
Sr. Sec’d. Notes, MTN (Ireland)
5.739%	04/03/17	Baa1	2,800	2,975,000
Sinochem Overseas Capital Co. Ltd.,
Gtd. Notes, 144A (British Virgin Islands)
6.30%	11/12/40	Baa1	3,000	2,972,349
SLM Corp.,
Sr. Unsec’d. Notes
0.574%(c)	01/27/14	Ba1	200	189,661
Springleaf Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.90%	12/15/17	B3	4,400	4,037,000
SSIF Nevada LP,
Bank Gtd. Notes, 144A
0.981%(c)	04/14/14	Aa1	4,800	4,800,029
Stone Street Trust,
Sr. Unsec’d. Notes, 144A
5.902%	12/15/15	Baa1	2,300	2,409,664
TNK-BP Finance SA,
Gtd. Notes (Luxembourg)
6.625%	03/20/17	Baa2	2,300	2,492,280
7.875%	03/13/18	Baa2	1,600	1,836,000

				54,835,267

Electric — 0.1%
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.25%	09/30/15	Ba1	1,000	1,028,552
Entergy Gulf States Louisiana LLC,
First Mortgage
3.95%	10/01/20	A3	1,700	1,641,357
Korea Electric Power Corp.,
Sr. Notes, 144A (South Korea)
5.50%	07/21/14	A1	600	647,003

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Electric (cont’d.)
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
0.87%(c)	10/11/11	A3		$200	$199,991

					3,516,903

Financial – Bank & Trust — 1.2%
Achmea Hypotheekbank NV,
Gov’t. Liquid Gtd. Notes, 144A (Netherlands)
3.20%	11/03/14	Aaa		1,900	1,994,244
Cie de Financement Foncier,
Cov’d. Bonds, 144A (France)
1.625%	07/23/12	Aaa		2,100	2,116,850
2.125%	04/22/13	Aaa		1,500	1,522,371
Export-Import Bank of Korea, (South Korea)
Sr. Unsec’d. Notes
1.30%(c)	03/13/12	A1		4,500	4,499,779
5.875%	01/14/15	A1		2,000	2,193,138
Sr. Unsec’d. Notes, MTN
5.75%	05/22/13	A1	EUR	300	454,603
Investec Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.00%	02/27/14	Aaa	AUD	1,100	1,167,555
Morgan Stanley,
Sr. Unsec’d. Notes
0.758%(c)	10/15/15	A2		200	189,307
1.253%(c)	04/29/13	A2		5,600	5,589,830
1.422%	03/01/13	A2	EUR	100	143,190
1.874%(c)	01/24/14	A2		3,900	3,927,394
Sr. Unsec’d. Notes, MTN
1.711%(c)	04/13/16	A2	EUR	200	270,953
1.73%(c)	11/29/13	A2	EUR	1,000	1,412,392
1.752%(c)	01/16/17	A2	EUR	100	134,091
6.625%	04/01/18	A2		1,800	1,982,867
Royal Bank of Scotland PLC (The), (United Kingdom)
Bank Gtd. Notes
4.375%	03/16/16	Aa3		2,900	2,929,580
Gov’t. Liquid Gtd. Notes, 144A
0.514%(c)	03/30/12	Aaa		6,800	6,807,942
1.45%	10/20/11	Aaa		2,500	2,508,183
3.00%	12/09/11	Aaa		200	202,288
Gtd. Notes
2.679%(c)	08/23/13	Aa3		4,100	4,205,255
Sub. Notes, MTN
0.986%(c)	09/29/15	Baa3		2,000	1,742,508
1.611%(c)	01/30/17	Baa3	EUR	200	257,895
State Street Capital Trust III, Ltd. Gtd. Notes
5.237%(c)	01/29/49	Baa1		1,000	1,000,440
State Street Capital Trust IV, Ltd. Gtd. Notes
1.247%(c)	06/01/77	A3		300	242,883
Suncorp-Metway Ltd.,
Gov’t. Liquid Gtd. Notes, MTN (Australia)
4.00%	01/16/14	Aaa	GBP	700	1,187,378

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Financial – Bank & Trust (cont’d.)
Westpac Banking Corp.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
0.53%(c)	09/10/14	Aaa		$100	$100,105
2.70%	12/09/14	Aaa		2,300	2,395,719
3.585%	08/14/14	Aaa		700	745,436

					51,924,176

Financial Services — 1.3%
American Express Co.,
Sr. Unsec’d. Notes
7.25%	05/20/14	A3		100	114,369
CIT Group, Inc.,
Sec’d. Notes, 144A
6.25%	04/01/14	Ba3		6,600	6,567,000
Citigroup Finance Canada, Inc.,
Gtd. Notes, MTN (Canada)
5.50%	05/21/13	A3	CAD	400	434,146
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.262%(c)	08/13/13	A3		2,900	2,954,291
5.50%	10/15/14	A3		600	652,490
6.00%	12/13/13	A3		1,000	1,087,279
6.00%	08/15/17	A3		2,000	2,190,172
6.125%	11/21/17	A3		600	662,672
Sr. Unsec’d. Notes, MTN
1.624%(c)	02/09/16	A3	EUR	700	960,744
7.375%	06/16/14	A3	EUR	5,900	9,407,890
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.711%(c)	01/30/17	A1	EUR	1,400	1,895,762
Sub. Notes
6.75%	10/01/37	A2		400	399,993
HSBC Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.499%(c)	04/05/13	A3	EUR	700	1,002,978
HSBC Financial Corp. Ltd.,
Gtd. Notes, MTN (Canada)
1.512%(c)	05/03/12	A3	CAD	200	207,592
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.45%	03/01/16	Aa3		4,200	4,278,267
Sr. Unsec’d. Notes, MTN
0.997%(c)	05/02/14	Aa3		1,300	1,298,170
JPMorgan Chase Bank NA,
Sub. Notes
6.00%	10/01/17	Aa2		1,200	1,333,526
LBG Capital No.1 PLC, (United Kingdom)
Bank Gtd. Notes
7.375%	03/12/20	Ba3	EUR	100	132,762
11.04%	03/19/20	Ba3	GBP	1,200	2,065,578
Bank Gtd. Notes, 144A
8.50%	12/14/49	NR(d)		700	660,396
LeasePlan Corp. NV, (Netherlands)
Gov’t. Liquid Gtd. Notes, 144A
3.00%	05/07/12	Aaa		500	511,110
Gov’t. Liquid Gtd. Notes, MTN
3.25%	05/22/14	Aaa	EUR	300	446,121

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Financial Services (cont’d.)
Lehman Brothers Holdings, Inc.,(i)
Sr. Unsec’d. Notes, MTN
2.82%	11/16/24	NR		$400	$103,000
2.85%	12/23/24	NR		700	180,250
2.95%	05/25/24	NR		200	51,500
5.625%	01/24/13	NR		4,800	1,272,000
6.875%	05/02/18	NR		1,100	295,625
Merrill Lynch & Co., Inc.,
Notes, MTN
0.482%(c)	06/05/12	A2		600	598,864
Sr. Unsec’d. Notes
5.45%	07/15/14	A2		200	215,329
Sr. Unsec’d. Notes, MTN
2.276%(c)	09/27/12	A2	EUR	2,700	3,835,658
5.571%	10/04/12	A2		500	516,775
6.05%	08/15/12	A2		1,900	2,000,151
6.75%	05/21/13	A2	EUR	800	1,231,180
6.875%	04/25/18	A2		3,800	4,204,388
Pearson Dollar Finance Two PLC,
Gtd. Notes, 144A (United Kingdom)
6.25%	05/06/18	Baa1		1,000	1,125,161
UBS AG, (Switzerland)
Sr. Unsec’d. Notes
2.25%	08/12/13	Aa3		1,200	1,220,653
Sr. Unsec’d. Notes, MTN
1.359%(c)	02/23/12	Aa3		200	201,262

					56,315,104

Healthcare Services
HCA, Inc.,
Sec’d. Notes
9.25%	11/15/16	B2		500	530,625

Holding Companies – Diversified — 0.1%
Noble Group Ltd., (Bermuda)
Bonds
6.625%	08/05/20	Baa3		2,300	2,351,750
Sr. Unsec’d. Notes, 144A
6.625%	08/05/20	Baa3		3,000	3,067,500

					5,419,250

Insurance — 0.2%
American International Group, Inc.,
Jr. Sub. Debs.
8.175%(c)	05/15/68	Baa2		600	655,560
Jr. Sub. Notes, 144A
8.00%(c)	05/22/68	Baa2	EUR	1,300	1,880,492
Sr. Unsec’d. Notes
0.386%(c)	10/18/11	Baa1		200	199,034
3.65%	01/15/14	Baa1		1,000	1,019,090
6.40%	12/15/20	Baa1		100	107,639
8.25%	08/15/18	Baa1		2,000	2,297,254
Sr. Unsec’d. Notes, 144A
3.75%	11/30/13	Baa1		600	613,901
Sr. Unsec’d. Notes, MTN
5.85%	01/16/18	Baa1		800	837,101

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.75%	03/15/14	Baa2			$1,000	$1,061,083
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.75%	09/15/15	Baa2			1,000	1,098,946
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
1.37%(c)	09/17/12	Aa3			400	403,981

						10,174,081

Investment Company
FIH Erhvervsbank A/S,
Gov’t. Liquid Gtd. Notes, 144A (Denmark)
2.00%	06/12/13	Aaa			100	102,224

Lodging
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
6.75%	05/15/18	Ba1			600	664,500

Media — 0.2%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.125%	02/15/16	Baa2			2,700	2,739,161
NBCUniversal Media LLC,
Sr. Unsec’d. Notes, 144A
5.15%	04/30/20	Baa2			2,300	2,428,574
New York Times Co. (The),
Sr. Unsec’d. Notes
5.00%	03/15/15	B1			800	814,709
Unitymedia Hessen GmbH & Co. KG/
Unitymedia NRW GmbH,
Sr. Sec’d. Notes (Germany)
8.125%	12/01/17	B1		EUR	2,000	3,038,081
Videotron Ltee,
Gtd. Notes (Canada)
6.875%	01/15/14	Ba1			200	202,250

						9,222,775

Metals & Mining — 0.5%
ALROSA Finance SA, (Luxembourg)
Gtd. Notes
7.75%	11/03/20	Ba3			1,200	1,305,000
Gtd. Notes, 144A
7.75%	11/03/20	Ba3			600	652,500
AngloGold Ashanti Holdings PLC,
Gtd. Notes (United Kingdom)
5.375%	04/15/20	Baa3			1,100	1,083,073
CSN Islands XI Corp.,
Gtd. Notes, 144A (Cayman Islands)
6.875%	09/21/19	Ba1			500	545,625
CSN Resources SA, (Luxembourg)
Gtd. Notes (g)
6.50%	07/21/20	Ba1			2,300	2,443,750
Gtd. Notes, 144A
6.50%	07/21/20	Ba1			1,200	1,275,000
Gerdau Holdings, Inc.,
Gtd. Notes
7.00%	01/20/20	BBB-	(d)		3,000	3,330,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Gerdau Trade, Inc.,
Gtd. Notes, 144A (British Virgin Islands)
5.75%	01/30/21	BBB-(d)	$3,400	$3,455,250
Gold Fields Orogen Holding BVI Ltd.,
Gtd. Notes, 144A (British Virgin Islands)
4.875%	10/07/20	Baa3	3,100	2,934,271
GTL Trade Finance, Inc.,
Gtd. Notes, 144A (British Virgin Islands)
7.25%	10/20/17	BBB-(d)	1,000	1,120,000
Severstal OAO Via Steel Capital SA,
Notes (Luxembourg)
6.70%	10/25/17	Ba3	700	715,750
Vale Overseas Ltd.,
Gtd. Notes (Cayman Islands)
6.875%	11/10/39	Baa2	2,300	2,499,594
Xstrata Canada Corp.,
Gtd. Notes (Canada)
7.35%	06/05/12	Baa2	100	105,342

				21,465,155

Multimedia
Vivendi SA,
Sr. Unsec’d. Notes, 144A (France)
5.75%	04/04/13	Baa2	1,000	1,071,746

Oil & Gas — 0.4%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes (Luxembourg)
6.212%	11/22/16	Baa1	3,000	3,249,390
Gazprom OAO Via White Nights Finance BV,
Sec’d. Notes (Netherlands)
10.50%	03/25/14	Baa1	2,900	3,466,080
Odebrecht Drilling Norbe VIII/IX Ltd.,
Sr. Sec’d. Notes (Cayman Islands)
6.35%	06/30/21	Baa3	2,500	2,637,500
Petrobras International Finance Co.,
Gtd. Notes (Cayman Islands)
3.875%	01/27/16	Baa1	1,500	1,532,250
6.875%	01/20/40	A3	2,300	2,448,950
Petroleos Mexicanos,
Gtd. Notes (Mexico)
5.50%	01/21/21	Baa1	100	104,850
Pride International, Inc.,
Gtd. Notes
6.875%	08/15/20	Baa1	1,000	1,162,976
Reliance Holdings USA, Inc.,
Gtd. Notes(g)
4.50%	10/19/20	Baa2	1,000	934,320
Gtd. Notes, 144A
4.50%	10/19/20	Baa2	4,050	3,783,996

				19,320,312

Oil, Gas and Consumable Fuels
BP Capital Markets PLC,
Gtd. Notes (United Kingdom)
3.125%	10/01/15	A2	900	924,026

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Pharmaceuticals — 0.1%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
6.00%	06/15/17	Baa3	$250	$282,302
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.75%	08/15/21	Ba3	2,200	2,090,000

				2,372,302

Pipelines — 0.2%
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
9.00%	02/01/19	Baa2	1,800	2,308,257
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
6.514%	12/15/12	Ba2	400	420,637
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20	Ba1	2,500	2,554,615
Spectra Energy Capital LLC,
Gtd. Notes
6.20%	04/15/18	Baa2	2,400	2,721,430

				8,004,939

Real Estate — 0.1%
Qatari Diar Finance QSC,
Gov’t. Gtd. Notes (Qatar)
5.00%	07/21/20	Aa2	4,000	4,100,000

Real Estate Investment Trusts — 0.1%
Goodman Funding Pty Ltd.,
Gtd. Notes, 144A (Australia)
6.375%	11/12/20	Baa3	3,900	4,014,925
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
5.875%	05/15/15	Baa2	300	330,988
Kilroy Realty LP,
Gtd. Notes
5.00%	11/03/15	Baa3	900	938,020
Nationwide Health Properties, Inc.,
Sr. Unsec’d. Notes
6.50%	07/15/11	Baa2	200	200,276
Simon Property Group LP,
Sr. Unsec’d. Notes
5.75%	12/01/15	A3	100	112,252

				5,596,461

Retail — 0.1%
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.95%	04/01/17	Ba1	270	304,088
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.75%	07/15/14	Ba1	1,400	1,539,964
Wesfarmers Ltd.,
Gtd. Notes, 144A (Australia)(g)
2.983%	05/18/16	Baa1	3,500	3,510,349

				5,354,401

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Retail & Merchandising
Limited Brands, Inc.,
Sr. Unsec’d. Notes
6.90%	07/15/17	Ba2		$500	$535,625

Savings & Loan — 0.1%
Nationwide Building Society, (United Kingdom)
Cov’d. Bonds
5.50%	07/18/12	Aaa		2,000	2,089,014
Cov’d. Bonds, MTN
4.625%	09/13/12	Aaa	EUR	2,100	3,128,104

					5,217,118

Telecommunications — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
7.00%	10/15/17	Baa3		2,200	2,481,052
Embarq Corp.,
Sr. Unsec’d. Notes
6.738%	06/01/13	Baa3		100	108,321
Qtel International Finance Ltd.,
Gtd. Notes, 144A (Bermuda)
3.375%	10/14/16	A2		4,000	3,934,968
Vimpel Communications Via VIP Finance Ireland Ltd OJSC,
Sr. Unsec’d. Notes (Ireland)
9.125%	04/30/18	Ba3		1,000	1,128,750

					7,653,091

Tobacco
UST LLC,
Sr. Unsec’d. Notes
6.625%	07/15/12	BBB(d)		200	211,349

Transportation
CSX Corp.,
Sr. Unsec’d. Notes
6.30%	03/15/12	Baa3		100	103,904

TOTAL CORPORATE BONDS (cost $457,815,929)					462,721,802

FOREIGN GOVERNMENT BONDS — 4.1%
Australia Government,
Sr. Unsec’d. Notes (Australia)
2.50%	09/20/30	Aaa	AUD	300	325,838
3.00%	09/20/25	Aaa	AUD	1,800	2,149,783
4.00%	08/20/20	Aaa	AUD	300	538,492
4.75%	06/15/16	Aaa	AUD	5,200	5,546,737
6.00%	02/15/17	Aaa	AUD	3,200	3,609,593
Banco Nacional de Desenvolvimento Economico e Social,
Sr. Unsec’d. Notes, 144A (Brazil)
6.50%	06/10/19	Baa2		2,400	2,683,152
Brazilian Government International Bond,
Sr. Unsec’d. Notes (Brazil)
4.875%	01/22/21	Baa2		6,000	6,417,000
5.875%	01/15/19	Baa2		2,800	3,241,000
Bundesrepublik Deutschland,
Bonds (Germany)
4.25%	07/04/18	Aaa	EUR	7,600	12,122,881
4.75%	07/04/28	Aaa	EUR	1,000	1,646,248
5.625%	01/04/28	Aaa	EUR	4,900	8,837,381
6.50%	07/04/27	Aaa	EUR	7,500	14,710,258

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN GOVERNMENT BONDS (Continued)
Canadian Government,
Bonds (Canada)
1.75%	03/01/13	Aaa	CAD	16,100	$16,761,728
2.00%	08/01/13	Aaa	CAD	8,900	9,303,266
2.25%	08/01/14	Aaa	CAD	19,900	20,855,332
2.50%	09/01/13	Aaa	CAD	6,600	6,968,305
2.75%	09/01/16	Aaa	CAD	7,000	7,386,707
Colombia Government International Bond,
Sr. Unsec’d. Notes (Colombia)
7.375%	03/18/19	Ba1		$1,000	1,246,500
Indonesia Government International Bond,
Sr. Unsec’d. Notes (Indonesia)
6.625%	02/17/37	Ba1		1,000	1,102,095
6.875%	01/17/18	Ba1		1,800	2,106,000
Instituto de Credito Oficial,
Sr. Unsec’d. Notes (Spain)(g)
2.941%(c)	03/25/14	Aa2	EUR	1,000	1,431,158
Italy Buoni Poliennali del Tesoro, TIPS (Italy)
Bonds
2.10%	09/15/16	NR	EUR	1,600	2,364,726
2.10%	09/15/21	Aa2	EUR	3,500	4,955,438
4.25%	08/01/13	Aa2	EUR	1,700	2,519,135
Sr. Unsec’d. Notes
2.60%	09/15/23	Aa2		1,700	2,619,970
Italy Certificati di Credito del Tesoro,
Bonds (Italy)
2.426%(c)	10/15/17	Aa2	EUR	1,100	1,532,962
Kommunalbanken AS,
Sr. Unsec’d. Notes (Norway)
2.375%	01/19/16	Aaa		200	203,822
Korea Finance Corp.,
Sr. Unsec’d. Notes (South Korea)
3.25%	09/20/16	A1		1,000	982,650
Korea Housing Finance Corp.,
Cov’d. Bonds (South Korea)
4.125%	12/15/15	Aa3		1,000	1,033,098
New South Wales Treasury Corp.,
Gov’t. Gtd. Notes (Australia)
2.75%	11/20/25	Aaa	AUD	100	115,453
New Zealand Government Bond,
Sr. Unsec’d. Notes (New Zealand)
5.00%	03/15/19	Aaa	NZD	9,900	8,245,872
6.00%	12/15/17	Aaa	NZD	1,000	889,793
6.00%	05/15/21	Aaa	NZD	4,400	3,891,394
Philippine Government International Bond,
Sr. Unsec’d. Notes (Philippines)
8.375%	06/17/19	Ba2		1,000	1,286,300
Province of Ontario Canada,
Sr. Unsec’d. Notes, MTN (Canada)
4.00%	10/07/19	Aa1		600	624,984
Province of Quebec Canada,
Notes, MTN (Canada)
7.295%	07/22/26	Aa2		2,400	3,140,450
Republic of Brazil,
Sr. Unsec’d. Notes (Brazil)
12.50%	01/05/22	Baa3	BRL	1,500	1,201,423
Societe Financement de l’Economie Francaise,
Gov’t. Liquid Gtd. Notes, 144A (France)
2.125%	01/30/12	Aaa		300	302,982

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN GOVERNMENT BONDS (Continued)
United Kingdom Gilt,
Bonds (United Kingdom)
4.25%	12/07/27	Aaa	GBP	2,100	$3,412,302
4.50%	09/07/34	Aaa	GBP	1,300	2,155,254
4.50%	12/07/42	Aaa	GBP	100	167,062
4.75%	12/07/30	Aaa	GBP	3,100	5,339,312
5.00%	03/07/25	Aaa	GBP	1,800	3,222,418

TOTAL FOREIGN GOVERNMENT BONDS (cost $173,206,933)					179,196,254

MUNICIPAL BONDS — 0.5%
California — 0.2%
Golden State Tobacco Securitization Corp.,
Revenue Bonds
5.125%	06/01/47	Baa3		$900	591,390
San Diego County Regional Airport Authority,
Revenue Bonds
6.628%	07/01/40	A2		1,600	1,603,664
San Francisco City & County Public Utilities Commission,
Revenue Bonds
6.00%	11/01/40	Aa2		800	817,768
State of California,
General Obligation Unlimited
5.00%	06/01/37	A1		600	579,684
5.00%	11/01/37	A1		1,150	1,110,739
5.00%	04/01/38	A1		1,200	1,152,060
7.30%	10/01/39	A1		500	559,090
7.55%	04/01/39	A1		1,000	1,149,700
7.60%	11/01/40	A1		700	808,416
University of California Regents Medical Center, Series F,
Revenue Bonds
6.583%	05/15/49	Aa2		600	631,002

					9,003,513

Illinois — 0.1%
Chicago Transit Authority, Series A,
Revenue Bonds
6.899%	12/01/40	Aa3		600	638,256
Illinois Finance Authority,
Revenue Bonds
5.75%	07/01/33	Aa1		700	758,618
State of Illinois,
General Obligation Unlimited
2.766%	01/01/12	A1		4,100	4,120,459

					5,517,333

Kentucky
Kentucky State Property & Building Commission,
Revenue Bonds
5.373%	11/01/25	Aa3		600	602,850

Massachusetts
Massachusetts Health & Educational Facilities Authority,
Revenue Bonds
6.00%	07/01/36	Aaa		500	562,045

New Jersey
New Jersey State Turnpike Authority,
Revenue Bonds
7.414%	01/01/40	A3		200	243,134

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

MUNICIPAL BONDS (Continued)
New Jersey (cont’d.)
Tobacco Settlement Financing Corp.,
Revenue Bonds
5.00%	06/01/41	Baa3	$100	$68,158

				311,292

New York — 0.1%
New York City Municipal Water Finance Authority,
Revenue Bonds
5.75%	06/15/40	Aa2	500	545,920
New York City Transitional Finance Authority,
Revenue Bonds
4.725%	11/01/23	Aa1	200	208,060
4.905%	11/01/24	Aa1	200	209,068
5.075%	11/01/25	Aa1	200	209,450
Port Authority of New York & New Jersey,
Revenue Bonds
5.75%	11/01/30	Aa2	1,200	1,287,156

				2,459,654

Ohio
American Municipal Power, Inc.,
Revenue Bonds
5.939%	02/15/47	A1	700	664,041
Buckeye Tobacco Settlement Financing Authority,
Revenue Bonds
5.875%	06/01/30	Baa3	400	316,176
5.875%	06/01/47	Baa3	300	216,789

				1,197,006

Puerto Rico
Puerto Rico Sales Tax Financing Corp.,
Revenue Bonds
7.303%(t)	08/01/54	Aa2	100	5,356

Tennessee
Tennessee State School Bond Authority,
General Obligation Unlimited
4.848%	09/15/27	Aa2	900	880,065

Texas — 0.1%
State of Texas,
General Obligation Unlimited
4.631%	04/01/33	Aaa	700	657,370
4.681%	04/01/40	Aaa	700	649,796

				1,307,166

West Virginia
Tobacco Settlement Finance Authority,
Revenue Bonds
7.467%	06/01/47	Baa3	95	70,247

TOTAL MUNICIPAL BONDS (cost $21,623,794)				21,916,527

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.4%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.874%(c)	09/25/35	Caa2		$345	$250,671
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A
5.15%(c)	03/25/58	Aaa		3,352	3,451,585
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
1.896%(c)	09/25/45	Ba3		291	238,458
Arran Residential Mortgages Funding PLC, (United Kingdom)
Series 2010-1A, Class A1B, 144A
2.291%	05/16/47	NR	EUR	1,228	1,778,038
Series 2010-1A, Class A2B
2.874%	11/19/47	NR	EUR	4,300	6,237,651
Series 2011-1A, Class A1B, 144A
2.625%(c)	11/19/47	NR	EUR	1,700	2,464,277
Series 2011-1A, Class A1C, 144A
1.537%(c)	11/19/47	Aaa		4,900	4,899,574
Banc of America Funding Corp.,
Series 2006-8T2, Class A10
5.753%	10/25/36	Caa3		76	48,544
Series 2006-J, Class 4A1
5.775%(c)	01/20/47	CCC(d)		58	38,225
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
2.87%(c)	05/25/35	Caa2		1,000	810,066
BCAP LLC Trust,
Series 2011-RR4, Class 8A2, 144A
12.75%	02/25/36	NR		2,700	1,014,334
Series 2011-RR5, Class 5A1
5.25%	08/25/37	NR		1,200	1,189,909
Series 2011-RR5, Class 12A1, 144A
5.923%	03/25/37			300	235,047
Series 2011-RR5, Class 12A2, 144A
5.923%	03/25/37	NR		2,600	228,072
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
2.593%(c)	08/25/33	A2		25	24,283
Series 2003-7, Class 6A
2.853%(c)	10/25/33	A2		17	16,540
Series 2003-9, Class 2A1
2.86%(c)	02/25/34	A2		228	207,768
Series 2004-2, Class 22A
2.792%(c)	05/25/34	B1		43	37,856
Series 2004-10, Class 13A1
4.845%(c)	01/25/35	Ba3		243	216,908
Series 2004-10, Class 21A1
3.113%(c)	01/25/35	Ba3		400	356,066
Series 2004-10, Class 22A1
5.02%(c)	01/25/35	Ba3		155	138,762
Series 2005-1, Class 2A1
2.769%(c)	03/25/35	Caa2		95	73,760
Series 2005-2, Class A1
2.71%(c)	03/25/35	Ba2		349	326,830
Series 2005-2, Class A2
2.731%(c)	03/25/35	A1		106	98,783

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-4, Class 3A1
5.241%(c)	08/25/35	Caa2	$1,316	$1,083,887
Series 2005-5, Class A1
2.34%(c)	08/25/35	A1	31	29,280
Series 2005-5, Class A2
2.40%(c)	08/25/35	Baa2	775	716,174
Series 2005-8, Class A3, 144A
5.137%(c)	08/25/35	B3	1,000	988,124
Series 2005-9, Class A1
2.56%(c)	10/25/35	Caa1	94	81,660
Series 2007-5, Class 3A1
5.582%(c)	08/25/47	CCC(d)	648	531,104
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
2.916%(c)	09/25/35	Caa3	192	138,905
Series 2005-9, Class 24A1
2.92%(c)	11/25/35	Ca	225	131,765
Series 2005-10, Class 24A1
2.649%(c)	01/25/36	Ca	301	159,803
Series 2006-1, Class 21A2
2.79%(c)	02/25/36	Ca	676	283,086
Series 2006-2, Class 23A1
2.897%(c)	03/25/36	Ca	389	198,779
Series 2006-4, Class 21A1
2.787%(c)	08/25/36	Ca	319	155,438
Series 2006-5, Class 2A2
5.98%(c)	08/25/36	Caa3	316	196,670
Series 2006-6, Class 32A1
4.838%(c)	11/25/36	Caa3	152	89,311
Series 2006-8, Class 3A1
0.346%(c)	02/25/34	Aa3	157	122,806
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
3.191%(c)	01/26/36	Caa3	1,546	984,736
Series 2007-R6, Class 2A1
5.027%(c)	12/26/46	Caa3	1,071	709,900
CC Mortgage Funding Corp.,
Series 2007-2A, Class A1, 144A
0.316%(c)	05/25/48	Caa3	667	282,721
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 1A1
2.912%(c)	02/25/37	Aa1	301	295,271
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
2.736%(c)	03/25/34	Ba1	126	125,065
Series 2005-6, Class A1
2.37%(c)	08/25/35	B1	48	45,357
Series 2005-6, Class A2
2.45%(c)	08/25/35	B3	81	70,122
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A3
5.25%	06/25/35	Caa1	30	25,735
Series 2005-56, Class 2A2
2.318%(c)	11/25/35	Caa3	35	20,985
Series 2005-56, Class 2A3
1.778%(c)	11/25/35	Caa3	35	20,683
Series 2005-59, Class 1A1
0.526%(c)	11/20/35	Caa3	545	341,749

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-62, Class 2A1
1.278%(c)	12/25/35	Caa3		$441	$272,801
Series 2006-2CB, Class A14
5.50%	03/25/36	Caa3		80	56,176
Series 2006-15CB, Class A1
6.50%	06/25/36	Ca		209	124,029
Series 2006-OA14, Class 2A1
0.376%(c)	11/25/46	Caa3		102	59,768
Series 2006-OA17, Class 1A1A
0.381%(c)	12/20/46	Ca		2,061	1,090,712
Series 2006-OA19, Class A1
0.366%(c)	02/20/47	Caa3		594	308,660
Series 2006-OA22, Class A1
0.346%(c)	02/25/47	Caa3		279	171,350
Series 2007-7T2, Class A9
6.00%	04/25/37	NR		131	88,078
Series 2007-16CB, Class 5A1
6.25%	08/25/37	Caa3		75	47,554
Series 2007-OA4, Class A1
0.356%(c)	05/25/47	Ca		1,281	842,245
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
2.923%(c)	08/25/34	Caa1		213	158,384
Series 2004-12, Class 12A1
2.933%(c)	08/25/34	Caa1		813	653,012
Series 2004-22, Class A3
3.094%(c)	11/25/34	B3		49	40,774
Series 2004-HYB5, Class 2A1
3.043%(c)	04/20/35	Baa3		202	188,752
Series 2005-HYB9, Class 5A1
2.528%(c)	02/20/36	Ca		189	129,839
Series 2005-R2, Class 1AF1, 144A
0.526%(c)	06/25/35	Aa3		64	57,859
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
2.617%(c)	08/25/33	Aaa		48	47,335
Series 2004-AR6, Class 9A2
0.926%(c)	10/25/34	Aaa		123	115,070
Crusade Global Trust, (Australia)
Series 2004-2, Class A2
1.568%(c)	11/19/37	Aaa	EUR	155	219,316
Series 2005-2, Class A2
5.092%	08/14/37	NR	AUD	1,054	1,097,928
Deutsche ALT-A Securities, Inc./Alternate Loan Trust,
Series 2003-3, Class 3A1
5.00%	10/25/18	A2		391	398,064
Series 2006-AB4, Class A1B1
0.286%(c)	10/25/36	Ca		24	10,123
Fannie Mae,
Series 2005-54, Class ZM
4.50%	06/25/35	Aaa		131	127,280
Series 2006-16, Class FC
0.486%(c)	03/25/36	Aaa		156	155,962
Series 2006-118, Class A2
0.246%(c)	12/25/36	Aaa		197	193,921
Series 2010-136, Class FA
0.686%(c)	12/25/40	Aaa		1,315	1,311,788

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.695%(c)	07/25/44	Aaa		$544	$530,365
First Horizon Asset Securities, Inc.,
Series 2003-AR4, Class 2A1
2.706%(c)	12/25/33	Baa3		22	21,225
Series 2007-AR1, Class 1A1
5.775%(c)	05/25/37	CCC(d)		1,035	706,971
Fosse Master Issuer PLC,
Series 2011-1A, Class A2, 144A
1.619%(c)	10/18/54	Aaa		7,400	7,389,885
Freddie Mac,
Series 2011-3, Class FA
0.866%(c)	02/25/41	Aaa		1,296	1,298,948
Series 2906, Class GZ
5.00%	09/15/34	Aaa		553	567,229
Series 3172, Class FK
0.637%(c)	08/15/33	Aaa		1,590	1,592,531
Series 3174, Class FM
0.427%(c)	05/15/36	Aaa		96	96,356
Series 3397, Class FC
0.787%(c)	12/15/37	Aaa		1,155	1,161,173
Series R006, Class ZA
6.00%	04/15/36	Aaa		409	468,793
Gosforth Funding PLC,
Series 2011-1, Class A2 (United Kingdom)
2.287%(c)	04/24/47	Aaa	GBP	800	1,289,566
Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.486%(c)	03/20/37	Aaa		1,117	1,110,313
Granite Master Issuer PLC,
Series 2005-1, Class A4 (United Kingdom)
0.386%(c)	12/20/54	Aaa		2,717	2,576,287
Granite Mortgages PLC,
Series 2003-2, Class 1A3 (United Kingdom)
0.774%(c)	07/20/43	Aaa		1,411	1,352,357
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
2.922%(c)	10/25/33	B(d)		1,122	948,190
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.90%(c)	03/25/33	A2		19	18,435
Series 2005-AR1, Class 1A1
3.042%(c)	01/25/35	BBB-(d)		75	66,342
Series 2005-AR2, Class 2A1
2.728%(c)	04/25/35	B2		775	680,079
Series 2005-AR3, Class 6A1
2.769%(c)	05/25/35	Caa2		780	627,344
Series 2005-AR6, Class 4A5
2.879%(c)	09/25/35	Aaa		1,000	859,476
Series 2006-AR1, Class 2A1
2.804%(c)	01/25/36	B+(d)		397	324,242
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
2.954%(c)	05/19/33	AAA(d)		50	48,265
Series 2004-1, Class 2A
2.732%(c)	04/19/34	Aa3		262	255,099

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-2, Class 2A1A
0.406%(c)	05/19/35	Caa3		$61	$40,724
Series 2005-10, Class 2A1A
0.496%(c)	11/19/35	Caa3		1,163	757,094
Series 2006-1, Class 2A1A
0.426%(c)	03/19/36	Caa3		756	446,296
Series 2006-SB1, Class A1A
1.128%(c)	12/19/36	Caa3		659	355,788
Series 2007-1, Class 2A1A
0.316%(c)	04/19/38	Caa3		1,055	662,652
Holmes Master Issuer PLC,
Series 2010-1A, Class A3, 144A (Spain)
2.727%(c)	10/15/54	Aaa	EUR	1,700	2,471,942
Holmes Master PLC,
Series 2011-1A, Class A3
2.339%	10/15/54	Aaa	EUR	1,800	2,620,647
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
5.067%(c)	11/25/35	Caa1		227	189,933
Indymac Index Mortgage Loan Trust,
Series 2005-AR12, Class 2A1A
0.426%(c)	07/25/35	Caa2		105	63,553
JPMorgan Alternative Loan Trust,
Series 2006-A5, Class 2A1
5.55%(c)	10/25/36	Caa1		469	445,634
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
2.115%(c)	11/25/33	Aaa		27	26,806
Series 2005-A2, Class 7CB1
4.881%(c)	04/25/35	Ba2		273	252,719
Series 2005-A6, Class 2A1
3.141%(c)	08/25/35	B+(d)		102	85,417
Series 2005-ALT1, Class 3A1
5.262%(c)	10/25/35	CCC(d)		213	176,530
Series 2007-A1, Class 1A1
2.968%(c)	07/25/35	Ba3		127	119,876
Mansard Mortgages PLC,
Series 2007-2X, Class A1
1.474%(c)	12/15/49	AA-(d)	GBP	939	1,301,239
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.447%(c)	12/25/33	Baa1		297	274,589
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.302%(c)	02/25/33	AAA(d)		122	112,940
Series 2005-A8, Class A3A2
0.436%(c)	08/25/36	B2		48	37,937
Series 2005-A10, Class A
0.396%(c)	02/25/36	B2		294	213,949
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
1.653%(c)	10/25/35	Baa1		145	129,685
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
2.301%(c)	06/25/36	B3		326	305,461
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.64%(c)	10/07/20	Aaa		625	626,151

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2010-R2, Class 1A
0.56%(c)	11/06/17	Aaa		$707	$706,875
Series 2010-R3, Class 1A
0.75%(c)	12/08/20	Aaa		382	383,894
Series 2010-R3, Class 2A
0.75%(c)	12/08/20	Aaa		2,765	2,777,233
Newgate Funding PLC, (United Kingdom)
Series 2007-3X, Class A2B
2.071%(c)	12/15/50	Aaa	EUR	600	717,735
Series 2007-3X, Class A3
1.824%(c)	12/15/50	Aa2	GBP	1,600	1,965,178
Series 2007-3X, Class BA
2.074%(c)	12/15/50	A3	GBP	400	382,788
Permanent Master Issuer PLC, (United Kingdom)
Series 2011-1A, Class 1A1, 144A
1.669%(c)	07/15/42	Aaa		4,800	4,795,180
Series 2011-1A, Class 1A3
2.671%(c)	07/15/42	Aaa	EUR	3,800	5,513,042
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
2.695%(c)	08/25/33	Aa3		157	147,023
Puma Finance Ltd., (Australia)
Series G5, Class A1, 144A
0.329%(c)	02/21/38	Aaa		273	262,892
Series P10, Class BA(g)
5.32%(c)	07/12/36	Aaa	AUD	92	97,857
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.366%(c)	06/25/46	Caa2		580	213,170
Series 2007-QH7, Class 1A1
0.436%(c)	08/25/37	Caa3		734	463,559
Series 2007-QO2, Class A1
0.336%(c)	02/25/47	Ca		509	237,546
Residential Asset Securitization Trust,
Series 2005-A4, Class A1
0.636%(c)	04/25/35	CCC(d)		418	297,584
Series 2005-A15, Class 5A1
5.75%	02/25/36	Caa3		563	385,629
Series 2006-R1, Class A2
0.586%(c)	01/25/46	Caa3		163	72,563
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
3.246%(c)	09/25/35	Caa3		431	292,609
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.386%(c)	07/20/36	B1		344	269,842
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
2.58%(c)	02/25/34	Baa1		359	336,736
Series 2004-4, Class 3A2
2.593%(c)	04/25/34	Baa3		59	51,435
Series 2004-12, Class 7A1
5.027%(c)	09/25/34	Baa3		67	63,918
Series 2004-18, Class 5A
5.50%(c)	12/25/34	B3		222	204,193
Series 2005-18, Class 6A1
2.696%(c)	09/25/35	Caa2		1,047	863,260

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
0.516%(c)	10/19/34	Aa3		$19	$16,880
Series 2005-AR5, Class A2
0.436%(c)	07/19/35	A1		470	389,771
Series 2007-AR4, Class A3
0.406%(c)	09/25/47	C		400	156,218
Structured Asset Securities Corp.,
Series 2006-11, Class A1, 144A
2.756%(c)	10/25/35	B-(d)		86	69,125
Superannuation Members Home Loan Programme (The),
Series 2009-3, Class A1 (Australia)
6.21%	11/07/40	AAA(d)	AUD	594	640,739
Swan,
Series 2006-1, Class A2 (Australia)
5.062%(c)	05/12/37	NR	AUD	389	407,488
TBW Mortgage Backed Pass-Through Certificates,
Series 2006-4, Class A6
5.97%	09/25/36	C		291	64,533
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
0.306%(c)	10/25/46	B1		107	106,270
Series 2006-6, Class A1
0.296%(c)	11/25/46	B2		272	268,407
Torrens Trust, (Australia)
Series 2005-3E, Class A1
1.417%(c)	10/15/36	Aaa	EUR	895	1,276,215
Series 2007-1, Class A
5.27%(c)	10/19/38	Aaa	AUD	393	415,292
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.218%(c)	07/25/46	Ca		102	41,688
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
1.478%(c)	11/25/42	B3		3	2,519
Series 2003-AR5, Class A7
2.576%(c)	06/25/33	A1		17	16,664
Series 2005-AR10, Class 3A1
5.523%(c)	08/25/35	BB(d)		79	68,671
Series 2005-AR12, Class 1A6
2.722%(c)	10/25/35	BBB-(d)		715	592,888
Series 2005-AR16, Class 1A3
2.59%(c)	12/25/35	CCC(d)		1,200	911,569
Series 2006-AR2, Class 2A1
5.666%(c)	03/25/36	BBB+(d)		544	483,818
Series 2006-AR5, Class A12A
1.258%(c)	06/25/46	Caa1		134	100,383
Series 2006-AR7, Class 3A
2.859%(c)	07/25/46	B2		514	372,667
Series 2006-AR10, Class 1A2
5.836%(c)	09/25/36	CCC(d)		180	150,392
Series 2006-AR13, Class 2A
2.859%(c)	10/25/46	Caa2		288	209,178
Series 2006-AR15, Class 2A
1.778%(c)	11/25/46	Caa1		189	139,274
Series 2006-AR19, Class 1A1A
1.008%(c)	01/25/47	Caa2		296	183,313

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2003-AR1, Class 2A
2.284%(c)	02/25/33	Aa1	$19	$16,727
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
2.832%(c)	09/25/34	A1	144	142,634
Series 2005-AR11, Class 1A1
2.917%(c)	06/25/35	Baa2	447	437,021
Series 2006-AR2, Class 2A1
2.756%(c)	03/25/36	A(d)	1,719	1,533,648
Series 2006-AR2, Class 2A3
2.756%(c)	03/25/36	A(d)	239	203,990
Series 2006-AR6, Class 3A1
2.819%(c)	03/25/36	B3	443	372,704
Series 2006-AR8, Class 3A1
2.77%(c)	04/25/36	NR	306	250,535
Series 2006-AR10, Class 5A6
3.149%(c)	07/25/36	CCC(d)	395	318,267

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $107,565,141)				107,746,165

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Mortgage Corp.,
Notes
0.145%	03/21/13		4,000	3,999,303
Federal National Mortgage Assoc.
Notes
0.75%	12/18/13		3,100	3,099,547
1.25%	03/14/14		1,000	1,010,864
5.375%	04/11/22		200	206,939
6.00%	03/09/20		1,000	1,010,332

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,351,430)				9,326,985

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 5.1%
Federal Home Loan Mortgage Corp.
4.684%(c)	03/01/35		85	89,668
5.50%	10/01/36		115	124,795
Federal National Mortgage Assoc.
1.495%(c)	03/01/44-07/01/44		171	173,099
1.513%(c)	11/01/42		162	162,375
2.548%(c)	06/01/35		224	235,007
3.00%	TBA		5,000	4,967,190
3.145%(c)	09/01/19		2	2,262
3.50%	11/01/25-03/01/41		10,931	10,649,416
3.50%	TBA		11,000	11,199,375
4.00%	11/01/13-06/01/41		108,439	110,423,161
4.00%	TBA		8,000	8,332,496
4.00%	TBA		13,000	13,000,000
4.50%	02/01/25-05/01/41		19,914	20,868,852
4.50%	TBA		27,000	27,932,337
5.00%	04/01/30		1,033	1,104,300
5.50%	11/01/36-03/01/37		5,192	5,632,210
6.00%	06/01/38		733	805,226

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc.
4.50%	06/15/40-03/15/41	$8,882	$9,392,983

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $222,927,735)			225,094,752

U.S. TREASURY OBLIGATIONS — 8.1%
U.S. Treasury Bonds
7.625%	11/15/22(k)	4,200	5,886,560
8.125%	05/15/21	1,500	2,141,954
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16	2,100	2,187,570
0.625%	04/15/13	300	328,549
1.125%	01/15/21(k)	9,900	10,567,466
1.25%	04/15/14	1,600	1,803,443
1.25%	07/15/20(k)	29,400	32,065,629
1.375%	01/15/20	7,000	7,805,313
1.625%	01/15/15	9,700	12,390,193
1.75%	01/15/28	5,800	6,514,206
1.875%	07/15/13-07/15/19	11,750	14,718,451
2.00%	04/15/12-01/15/26	24,400	29,499,229
2.00%	01/15/14(k)	12,300	16,125,943
2.125%	01/15/19-02/15/41	28,200	32,053,956
2.375%	01/15/25(k)	11,200	15,356,202
2.375%	01/15/27	19,300	24,539,164
2.50%	07/15/16-01/15/29	13,600	16,981,892
2.625%	07/15/17(k)	12,000	15,144,941
3.00%	07/15/12	11,400	14,876,129
3.375%	01/15/12-04/15/32	16,700	21,911,387
3.625%	04/15/28	8,300	15,194,510
3.875%	04/15/29(k)	9,200	17,242,822
U.S. Treasury Notes
0.50%	11/30/12-11/15/13	7,300	7,314,059
1.875%	08/31/17-09/30/17	11,700	11,457,389
2.50%	06/30/17	1,300	1,325,188
2.625%	08/15/20(k)	8,700	8,421,330
2.75%	11/30/16	300	312,773
2.875%	03/31/18	5,500	5,665,858
3.00%	09/30/16(k)	6,300	6,662,741
3.375%	11/15/19	1,400	1,459,500

TOTAL U.S. TREASURY OBLIGATIONS (cost $355,553,613)			357,954,347

TOTAL LONG-TERM INVESTMENTS (cost $3,859,537,022)			4,165,459,690

		Shares

SHORT-TERM INVESTMENTS — 20.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.8%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $653,651,402; includes $299,941,693 of cash collateral for securities on loan)(b)(w) (Note 4)		653,651,402	653,651,402

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Principal Amount (000)#	Value (Note 2)

REPURCHASE AGREEMENTS(m) — 3.9%
Barclays Capital, Inc., 0.01%, dated 06/30/11, due 07/01/11 in the amount of $2,500,001	$2,500	$2,500,000
Barclays Capital, Inc., 0.01%, dated 06/30/11, due 07/01/11 in the amount of $2,500,001	2,500	2,500,000
Barclays Capital, Inc., 0.01%, dated 06/30/11, due 07/01/11 in the amount of $2,500,001	2,500	2,500,000
Credit Suisse Securities LLC, 0.01%, dated 06/30/11, due 07/01/11 in the amount of $20,000,006	20,000	20,000,000
Credit Suisse Securities LLC, 0.01%, dated 06/30/11, due 07/01/11 in the amount of $28,600,008	28,600	28,600,000
Credit Suisse Securities LLC, 0.01%, dated 06/30/11, due 07/01/11 in the amount of $38,800.011	38,800	38,800,000
JPMorgan Securities LLC, 0.04%, dated 06/30/11, due 07/01/11 in the amount of $7,500,008	7,500	7,500,000
JPMorgan Securities LLC, 0.04%, dated 06/30/11, due 07/01/11 in the amount of $7,500,008	7,500	7,500,000
JPMorgan Securities LLC, 0.04%, dated 06/30/11, due 07/01/11 in the amount of $7,500,008	7,500	7,500,000
Morgan Stanley & Co. LLC, 0.01%, dated 06/30/11, due 07/01/11 in the amount of $14,200,004	14,200	14,200,000
Morgan Stanley & Co. LLC, 0.01%, dated 06/30/11, due 07/01/11 in the amount of $14,200,004	14,200	14,200,000
Morgan Stanley & Co. LLC, 0.01%, dated 06/30/11, due 07/01/11 in the amount of $14,200,004	14,200	14,200,000
Morgan Stanley & Co. LLC, 0.01%, dated 06/30/11, due 07/01/11 in the amount of $14,200,004	14,200	14,200,000

TOTAL REPURCHASE AGREEMENTS (cost $174,200,000)		174,200,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.6%
Federal National Mortgage Assoc.
0.05%	07/13/11	$2,900	$2,899,952
0.07%	10/03/11	18,321	18,319,095
0.08%	07/21/11	4,000	3,999,910

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $25,217,425)			25,218,957

U.S. TREASURY OBLIGATIONS(n) — 0.5%
U.S. Treasury Bills
0.021%	08/25/11(k)	540	539,987
0.05%	09/15/11	327	326,986
0.10%	12/15/11(k)	12,000	11,995,548
0.138%	10/20/11(k)	500	499,946
0.14%	09/08/11(k)	447	446,987
0.15%	09/29/11	450	449,978
0.158%	09/15/11(k)	950	949,960
0.165%	11/17/11(k)	1,000	999,788
0.17%	08/04/11(k)	965	964,982
0.175%	08/11/11(k)	775	774,974
0.18%	07/14/11(k)	1,346	1,345,993
0.19%	07/07/11(k)	241	240,999
0.298%	07/28/11(k)	620	619,988

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,153,744)			20,156,116

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring 04/30/12	Goldman Sachs & Co.	8,100	43,034
Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring 04/30/12	Royal Bank of Scotland	14,200	75,443
WTI Crude Futures,
expiring 11/15/13,
Strike Price $130.00		16	94,080
expiring 11/17/15,
Strike Price $150.00		25	141,750

			354,307

Put Options
5 Year Euro-Bobl,
expiring 08/31/11,
Strike Price $109.00	EUR	2,300	167
expiring 08/31/11,
Strike Price $109.50	EUR	2,000	145

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS PURCHASED* (Continued)
10 Year Euro-Bund,
expiring 08/31/11,
Strike Price $114.00		EUR	4,500	$653
Interest Rate Swap Options,
Pay a fixed rate of 2.00% and receive a floating rate based on 3-month LIBOR, expiring 11/19/12	Goldman Sachs & Co.		$3,900	9,115
Pay a fixed rate of 2.00% and receive a floating rate based on 3-month LIBOR, expiring 11/19/12	Goldman Sachs & Co.		6,000	14,024

				24,104

TOTAL OPTIONS PURCHASED (cost $366,948)				378,411

		Principal Amount (000)#
COMMERCIAL PAPER(n)
Vodafone Group PLC (United Kingdom) (cost $2,189,137)
0.88%	01/19/12		2,200	2,194,256

CERTIFICATES OF DEPOSIT(n) — 0.1%
Banco do Brasil Securities LLC
1.30%	11/15/11		1,400	1,405,083
Itau Unibanco
1.126%	09/26/11		1,700	1,695,400
1.329%	12/12/11		1,400	1,391,644
1.35%	07/19/11		2,100	2,098,892

TOTAL CERTIFICATES OF DEPOSIT (cost $6,575,100)				6,591,019

FOREIGN GOVERNMENT BOND — 0.1%
Italy Buoni Ordinari del Tesoro BOT, Bonds (Italy) (cost $5,334,957)
1.902%	11/30/11	EUR	3,800	5,468,317

TOTAL SHORT-TERM INVESTMENTS (cost $887,688,713)				887,858,478

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 114.2% (cost $4,747,225,735; Note 6)				$5,053,318,168

	Counterparty	Notional Amount (000)#			Value (Note 2)
OPTIONS WRITTEN* — (0.1)
Call Options
90 Day Euro Dollar Futures,
expiring 09/19/11,
Strike Price $99.38			$119,000		$(92,225)
expiring 09/19/11,
Strike Price $99.38			12,000		(9,300)
expiring 09/19/11,
Strike Price $99.38			46,000		(35,650)
5 Year CDX North America IG 15,
expiring 09/21/11,
Strike Price $0.80	BNP Paribas		1,900		(4,239)
5 Year U.S. Treasury Note Futures,
expiring 07/22/11,
Strike Price $120.00			1,900		(4,305)
10 Year U.S. Treasury Note Futures,
expiring 07/22/11,
Strike Price $125.00			1,000		(937)
Brent Crude Futures,
expiring 11/11/13,
Strike Price $140.00	JPMorgan Chase		16		(109,120)
expiring 11/10/15,
Strike Price $160.00	Morgan Stanley		25		(139,500)
Currency Option EUR vs USD,
expiring 07/15/11,
FX Rate $1.45	Bank of America	EUR	1,600		(24,115)
Gold 100 OZ Futures,
expiring 11/22/11,
Strike Price $1,750.00	Barclays Capital Group		—	(r)	(1,680)
expiring 11/22/11,
Strike Price $2,000.00	Deutsche Bank		1		(850)
expiring 11/22/11,
Strike Price $1,750.00	UBS Securities		—	(r)	(2,520)
expiring 11/22/11,
Strike Price $1,750.00	UBS Securities		—	(r)	(2,520)
Interest Rate Swap Options,
Pay a fixed rate of 3.40% and receive a floating rate based on 6-month LIBOR, expiring 07/27/11	Morgan Stanley	EUR	16,700		(144,191)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 08/24/11	Credit Suisse First Boston Corp.		5,600		(9,289)
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, expiring 10/11/11	Royal Bank of Scotland		12,900		(80,949)

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST ACADEMIC STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)

OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Pay a fixed rate of 1.75% and receive a floating rate based on 3-month LIBOR, expiring
11/14/11	Credit Suisse First Boston Corp.	$12,300	$(28,253)
Option on forward 1 year swap rate,
expiring 10/11/11,
Strike Price $—(q)	Goldman Sachs & Co.	700	(4,530)
expiring 10/11/11,
Strike Price $—(q)	Goldman Sachs & Co.	1,800	(11,650)
expiring 10/11/11,
Strike Price $—(q)	JPMorgan Chase	1,100	(7,119)
expiring 10/11/11,
Strike Price $—(q)	JPMorgan Chase	1,700	(11,003)
Option on forward 2 year swap rate,
expiring 10/11/11,
Strike Price $—(q)	Goldman Sachs & Co.	1,800	(11,650)
expiring 10/11/11,
Strike Price $—(q)	Morgan Stanley	3,600	(58,348)
expiring 11/14/11,
Strike Price $—(q)	Morgan Stanley	5,400	(88,517)
expiring 11/14/11,
Strike Price $—(q)	Morgan Stanley	36,300	(595,030)
expiring 11/14/11,
Strike Price $—(q)	Morgan Stanley	4,100	(67,207)

			(1,544,697)

Put Options
90 Day Euro Dollar Futures,
expiring 09/19/11,
Strike Price $99.38		119,000	(8,925)
expiring 09/19/11,
Strike Price $99.38		12,000	(900)
expiring 09/19/11,
Strike Price $99.38		46,000	(3,450)
5 Year CDX North America IG 15,
expiring 09/21/11,
Strike Price $1.20	BNP Paribas	1,900	(978)
expiring 09/21/11,
Strike Price $1.20	UBS Securities	200	(103)
5 Year CDX North America IG 16,
expiring 09/21/11,
Strike Price $1.20	Barclays Capital Group	10,400	(22,233)
expiring 09/21/11,
Strike Price $1.30	Morgan Stanley	600	(736)
expiring 12/21/11,
Strike Price $1.20	Morgan Stanley	13,900	(64,183)
5 Year U.S. Treasury Note Futures,
expiring 07/22/11,
Strike Price $118.00		1,900	(3,563)

	Counterparty	Notional Amount (000)#		Value (Note 2)

OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
10 Year U.S. Treasury Note Futures,
expiring 07/22/11,
Strike Price $121.00			$1,000	$(4,063)
Currency Option AUD vs USD,
expiring 08/11/11,
@ FX Rate 1.00	UBS Securities	AUD	1,000	(2,985)
expiring 08/18/11,
@ FX Rate 1.00	UBS Securities	AUD	1,000	(2,985)
Currency Option USD vs CAD,
expiring 08/03/11,
@ FX Rate 0.93	Bank of America		1,400	(1,095)
expiring 08/03/11,
@ FX Rate 0.93	Bank of America		1,400	(1,095)
expiring 08/03/11,
@ FX Rate 0.93	Citigroup Global Markets		1,400	(1,095)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/12/20,
Strike Price $215.95	Citigroup Global Markets		1,500	(4,018)
expiring 04/07/20,
Strike Price $216.69	Citigroup Global Markets		4,200	(11,716)
expiring 09/29/20,
Strike Price $217.97	Citigroup Global Markets		700	(2,152)
expiring 09/29/20,
Strike Price $217.97	Citigroup Global Markets		400	(1,230)
expiring 10/13/20,
Strike Price $218.01	Deutsche Bank		800	(3,262)
Interest Rate Swap Options,
Receive a fixed rate of 3.80% and pay a floating rate based on 6-month LIBOR, expiring 07/27/11	Morgan Stanley	EUR	16,700	(7,077)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 08/24/11	Credit Suisse First Boston Corp.		5,600	(12,115)
Receive a fixed rate of 4.25% and pay a floating rate based on 3-month LIBOR, expiring 10/11/11	Royal Bank of Scotland		12,900	(25,899)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 11/14/11	Credit Suisse First Boston Corp.		12,300	(63,593)

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)

OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 04/30/12	Goldman Sachs & Co.	$16,200	$(9,043)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 04/30/12	Royal Bank of Scotland	28,400	(15,853)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	3,100	(14,780)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	2,700	(12,872)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	2,900	(13,826)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	2,600	(12,396)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	4,500	(16,441)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	4,500	(16,441)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	900	(3,288)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	2,000	(7,307)

	Counterparty	Notional Amount (000)#	Value (Note 2)

OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	$2,000	$(7,307)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	5,200	(18,999)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	1,500	(5,480)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	600	(2,192)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	2,500	(9,134)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	1,000	(3,654)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	2,800	(10,230)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	2,500	(9,134)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Barclays Capital Group	200	(3)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Credit Suisse First Boston Corp.	100	(1)

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)

OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	$3,500	$(47)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	2,300	(31)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	300	(4)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Royal Bank of Scotland	400	(5)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Royal Bank of Scotland	600	(8)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	10,300	(52,350)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	800	(4,066)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	400	(2,033)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	400	(2,033)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Goldman Sachs & Co.	1,800	(9,148)

	Counterparty	Notional Amount (000)#	Value (Note 2)

OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	$800	$(4,066)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	600	(3,049)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Royal Bank of Scotland	18,700	(95,043)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Royal Bank of Scotland	16,900	(85,894)
Receive a fixed rate of 1.00% and pay a floating rate based on 3-month LIBOR, expiring 11/19/12	Goldman Sachs & Co.	6,000	(34,499)
Receive a fixed rate of 1.00% and pay a floating rate based on 3-month LIBOR, expiring 11/19/12	Goldman Sachs & Co.	3,900	(22,424)

			(752,532)

TOTAL OPTIONS WRITTEN (premiums received $2,929,837)			(2,297,229)

Interest Rate	Maturity Date	Principal Amount (000)#

SECURITIES SOLD SHORT — (1.4)%
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
Federal National Mortgage Assoc.
4.00%	TBA	33,000	(33,000,000)
4.50%	TBA	8,600	(9,116,000)
5.00%	TBA	1,000	(1,062,500)
5.50%	TBA	4,000	(4,316,876)
5.50%	TBA	6,000	(6,475,314)
Government National Mortgage Assoc.
4.50%	TBA	9,000	(9,497,808)

TOTAL SECURITIES SOLD SHORT (proceeds received $63,587,562)			(63,468,498)

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 112.7% (cost $4,680,708,336; Note 6)	$4,987,552,441
Other liabilities in excess of other assets(x) — (12.7)%	(563,764,535)

NET ASSETS — 100.0%	$4,423,787,906

The following abbreviations are used in the Portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CDO	Collateralized Debt Obligation

CDX	Credit Derivative Index

CLO	Collateralized Loan Obligations

CPI	Consumer Price Index

CVA	Certificate Van Aandelen (Bearer)

EAFE	Europe, Australasia, Far East

ETF	Exchange Traded Fund

FHLMC	Federal Home Loan Mortgage Corp.

iBoxx	Bond Market Indices

IO	Interest Only

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

NSA	Non-Seasonally Adjusted

REIT	Real Estate Investment Trust

SLM	Student Loan Mortgage

SPDR	Standard & Poor’s Depository Receipts

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

SGD	Singapore Dollar

TWD	New Taiwanese Dollar

USD	United States Dollar

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of June 30, 2011. Rating of certain bonds may have changed subsequent to that date.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $295,648,184; cash collateral of $299,941,693 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.

(d)	Standard & Poor’s rating.

(f)

Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $2,266,029. The aggregate value of $2,477,916 is approximately 0.1% of net assets.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreements are collateralized by United States Treasuries or federal agency obligations.

(n)	Rates shown are the purchase yields at trade date.

(o)	As of June 30, 2011, 122 securities representing $258,378,417 and 5.8% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(q)	Exercise price and final cost determined on a future date, based upon the implied volatility.

(r)	Less than 500 notional amount.

(t)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2011.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Positions:
83	2 Year U.S. Treasury Notes	Sep. 2011	$18,167,500	$18,205,531	$38,031
1,028	5 Year Euro-Bobl	Sep. 2011	173,723,324	173,793,091	69,767
114	10 Year Canadian Bonds	Sep. 2011	14,658,873	14,655,876	(2,997)
492	10 Year Euro-Bund	Sep. 2011	89,333,043	89,527,191	194,148
21	10 Year Japanese Bonds	Sep. 2011	36,668,157	36,790,758	122,601
93	10 Year U.K. Gilt	Sep. 2011	17,915,788	17,933,699	17,911
280	10 Year U.S. Treasury Notes	Sep. 2011	34,253,156	34,251,875	(1,281)
178	90 Day Euro Dollar	Sep. 2011	44,322,863	44,346,475	23,612
712	90 Day Euro Dollar	Dec. 2011	176,819,737	177,252,400	432,663
163	90 Day Euro Dollar	Mar. 2012	40,399,338	40,552,363	153,025
62	90 Day Euro Dollar	Jun. 2012	15,366,313	15,404,675	38,362
27	90 Day Euro Dollar	Sep. 2012	6,679,812	6,694,650	14,838
31	90 Day Euro Dollar	Dec. 2012	7,669,188	7,667,075	(2,113)
22	90 Day Euro Dollar	Mar. 2013	5,439,825	5,427,400	(12,425)
64	90 Day Euro Dollar	Jun. 2013	15,776,000	15,746,400	(29,600)
463	90 Day Euro Euribor	Sep. 2011	164,876,356	164,951,891	75,535
473	Mini MSCI EAFE	Sep. 2011	39,227,280	40,581,035	1,353,755
112	Russell 2000 Mini	Sep. 2011	8,775,760	9,244,480	468,720
323	S&P 500	Sep. 2011	102,681,700	106,226,625	3,544,925
42	S&P 500 E-Mini	Sep. 2011	2,645,685	2,762,550	116,865

					6,616,342

Short Positions:
61	10 Year U.S. Treasury Notes	Sep. 2011	7,381,000	7,462,015	(81,015)

					$6,535,327

Commodity futures contracts open at June 30, 2011:
Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Positions:
8	Soybean	Nov. 2011	$553,125	$517,600	$(35,525)
10	Wheat	Dec. 2011	468,250	366,625	(101,625)

					(137,150)

Short Positions:
20	Corn	Dec. 2011	640,625	620,500	20,125
10	Wheat	Dec. 2011	439,375	328,750	110,625

					130,750

					$(6,400)

(1)	Cash of $41,000 and U.S.Treasury Obligations with a market value of $19,513,572 have been segregated to cover requirements for open futures contracts as of June 30, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 08/02/11	Barclays Capital Group	BRL	1,896	$1,185,994	$1,205,475	$19,481
Expiring 08/02/11	UBS Securities	BRL	2,843	1,758,467	1,807,024	48,557
Expiring 08/02/11	UBS Securities	BRL	2,064	1,276,636	1,311,888	35,252
Expiring 09/02/11	Barclays Capital Group	BRL	2,843	1,766,553	1,794,627	28,074
Expiring 09/02/11	Barclays Capital Group	BRL	2,064	1,282,506	1,302,888	20,382
British Pound,
Expiring 09/13/11	Royal Bank of Canada	GBP	104	170,229	166,757	(3,472)
Expiring 09/13/11	Royal Bank of Canada	GBP	80	131,358	128,274	(3,084)
Chinese Yuan,
Expiring 09/14/11	Citigroup Global Markets	CNY	1,149	173,000	177,896	4,896
Expiring 09/14/11	Hong Kong & Shanghai Bank	CNY	5,418	815,000	839,073	24,073
Expiring 09/14/11	Morgan Stanley	CNY	7,579	1,138,000	1,173,729	35,729
Expiring 09/14/11	Morgan Stanley	CNY	7,567	1,137,000	1,171,817	34,817
Expiring 09/14/11	Royal Bank of Scotland	CNY	716	108,000	110,889	2,889
Expiring 09/14/11	UBS Securities	CNY	1,717	259,000	265,928	6,928
Expiring 11/15/11	Barclays Capital Group	CNY	255	39,689	39,605	(84)
Expiring 11/15/11	Barclays Capital Group	CNY	146	22,724	22,676	(48)
Expiring 11/15/11	Citigroup Global Markets	CNY	1,534	236,112	238,238	2,126
Expiring 11/15/11	Citigroup Global Markets	CNY	877	135,011	136,226	1,215
Expiring 11/15/11	Deutsche Bank	CNY	2,384	360,000	370,258	10,258
Expiring 11/15/11	JPMorgan Chase	CNY	627	97,618	97,382	(236)
Expiring 11/15/11	JPMorgan Chase	CNY	358	55,737	55,603	(134)
Expiring 11/15/11	Morgan Stanley	CNY	325	50,518	50,483	(35)
Expiring 02/13/12	Barclays Capital Group	CNY	2,863	443,969	446,522	2,553
Expiring 02/13/12	Barclays Capital Group	CNY	2,572	399,848	401,212	1,364
Expiring 02/13/12	Citigroup Global Markets	CNY	2,728	423,067	425,434	2,367
Expiring 02/13/12	Citigroup Global Markets	CNY	2,112	328,600	329,362	762
Expiring 02/13/12	Citigroup Global Markets	CNY	1,486	230,867	231,816	949
Expiring 02/13/12	Deutsche Bank	CNY	14,242	2,193,740	2,221,409	27,669
Expiring 02/13/12	Deutsche Bank	CNY	5,355	826,648	835,205	8,557
Expiring 02/13/12	Deutsche Bank	CNY	2,713	421,073	423,166	2,093
Expiring 02/13/12	Deutsche Bank	CNY	2,611	405,250	407,296	2,046
Expiring 02/13/12	Hong Kong & Shanghai Bank	CNY	2,552	400,000	398,057	(1,943)
Expiring 02/13/12	JPMorgan Chase	CNY	5,314	834,000	828,844	(5,156)
Expiring 02/13/12	JPMorgan Chase	CNY	5,309	833,000	828,045	(4,955)
Expiring 02/13/12	JPMorgan Chase	CNY	5,308	833,000	827,915	(5,085)
Expiring 02/13/12	JPMorgan Chase	CNY	3,306	514,000	515,592	1,592
Expiring 02/13/12	JPMorgan Chase	CNY	2,762	428,672	430,836	2,164
Expiring 02/13/12	UBS Securities	CNY	2,180	338,603	340,101	1,498
Expiring 02/01/13	Deutsche Bank	CNY	5,642	896,585	892,618	(3,967)
Expiring 02/01/13	Deutsche Bank	CNY	3,634	574,235	574,966	731
Expiring 02/01/13	JPMorgan Chase	CNY	6,813	1,085,396	1,077,847	(7,549)
Expiring 02/01/13	JPMorgan Chase	CNY	1,682	267,929	266,150	(1,779)
Expiring 08/05/13	Deutsche Bank	CNY	5,000	798,212	795,102	(3,110)
Expiring 08/05/13	Deutsche Bank	CNY	1,000	159,642	159,020	(622)
Expiring 04/25/14	Barclays Capital Group	CNY	3,894	640,000	631,020	(8,980)
Expiring 04/25/14	Citigroup Global Markets	CNY	19,398	3,180,000	3,143,107	(36,893)
Expiring 04/25/14	Citigroup Global Markets	CNY	3,171	522,000	513,829	(8,171)
Expiring 04/25/14	Goldman Sachs & Co.	CNY	11,644	1,912,000	1,886,720	(25,280)
Expiring 04/25/14	Hong Kong & Shanghai Bank	CNY	2,598	427,000	421,008	(5,992)
Expiring 04/25/14	JPMorgan Chase	CNY	11,635	1,912,000	1,885,171	(26,829)
Expiring 04/25/14	JPMorgan Chase	CNY	7,399	1,213,000	1,198,927	(14,073)
Expiring 04/25/14	Royal Bank of Scotland	CNY	19,406	3,180,000	3,144,395	(35,605)
Expiring 04/25/14	UBS Securities	CNY	2,605	427,000	422,046	(4,954)
Expiring 04/25/14	UBS Securities	CNY	2,592	427,000	419,971	(7,029)
Expiring 09/08/15	Barclays Capital Group	CNY	2,210	360,000	370,468	10,468
Expiring 09/08/15	Barclays Capital Group	CNY	762	125,966	127,698	1,732
Expiring 09/08/15	Citigroup Global Markets	CNY	7,911	1,311,248	1,325,972	14,724
Expiring 09/08/15	Citigroup Global Markets	CNY	3,520	581,818	589,961	8,143
Expiring 09/08/15	Citigroup Global Markets	CNY	1,472	239,000	246,751	7,751

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (cont’d.),
Expiring 09/08/15	Morgan Stanley	CNY	1,046	$170,000	$175,228	$5,228
Expiring 09/08/15	Morgan Stanley	CNY	739	120,000	123,791	3,791
Euro,
Expiring 07/08/11	BNP Paribas	EUR	185	268,430	268,218	(212)
Expiring 07/18/11	Barclays Capital Group	EUR	1,907	2,742,361	2,764,023	21,662
Expiring 07/18/11	Barclays Capital Group	EUR	1,309	1,870,666	1,897,276	26,610
Expiring 07/18/11	Barclays Capital Group	EUR	287	409,463	415,980	6,517
Expiring 07/18/11	Barclays Capital Group	EUR	248	358,635	359,453	818
Expiring 07/18/11	BNP Paribas	EUR	315	450,400	456,564	6,164
Expiring 07/18/11	BNP Paribas	EUR	285	411,992	413,082	1,090
Expiring 07/18/11	UBS Securities	EUR	223	323,711	323,218	(493)
Expiring 09/22/11	Royal Bank of Canada	EUR	6,600	9,395,562	9,547,738	152,176
Expiring 09/22/11	UBS Securities	EUR	8,829	12,792,243	12,772,270	(19,973)
Indian Rupee,
Expiring 08/12/11	Barclays Capital Group	INR	89,727	1,912,335	1,990,870	78,535
Expiring 08/12/11	Barclays Capital Group	INR	88,989	1,896,614	1,974,503	77,889
Expiring 08/12/11	Barclays Capital Group	INR	13,563	300,000	300,938	938
Expiring 08/12/11	Citigroup Global Markets	INR	131,649	2,810,728	2,921,044	110,316
Expiring 08/12/11	Citigroup Global Markets	INR	74,666	1,591,000	1,656,691	65,691
Expiring 08/12/11	Hong Kong & Shanghai Bank	INR	46,294	1,019,029	1,027,188	8,159
Expiring 08/12/11	Hong Kong & Shanghai Bank	INR	13,347	295,549	296,145	596
Expiring 08/12/11	JPMorgan Chase	INR	9,088	200,000	201,646	1,646
Indonesian Rupiah,
Expiring 07/27/11	Citigroup Global Markets	IDR	1,387,490	148,872	161,121	12,249
Expiring 07/27/11	Hong Kong & Shanghai Bank	IDR	2,885,260	307,630	335,047	27,417
Expiring 07/27/11	JPMorgan Chase	IDR	13,024,570	1,418,953	1,512,462	93,509
Expiring 10/31/11	Citigroup Global Markets	IDR	2,784,000	300,000	318,114	18,114
Expiring 10/31/11	Citigroup Global Markets	IDR	2,217,200	241,000	253,348	12,348
Expiring 10/31/11	Goldman Sachs & Co.	IDR	2,220,000	240,000	253,668	13,668
Expiring 01/31/12	Citigroup Global Markets	IDR	11,040,000	1,216,797	1,242,396	25,599
Expiring 01/31/12	Citigroup Global Markets	IDR	2,672,100	294,511	300,707	6,196
Japanese Yen,
Expiring 07/14/11	BNP Paribas	JPY	50,325	628,670	625,160	(3,510)
Expiring 07/14/11	Citigroup Global Markets	JPY	1,655	20,517	20,559	42
Expiring 07/14/11	Hong Kong & Shanghai Bank	JPY	448,797	5,574,806	5,575,161	355
Expiring 07/14/11	Hong Kong & Shanghai Bank	JPY	72,142	899,094	896,181	(2,913)
Expiring 07/14/11	Hong Kong & Shanghai Bank	JPY	7,708	96,180	95,752	(428)
Expiring 07/14/11	JPMorgan Chase	JPY	58,251	711,705	723,621	11,916
Expiring 07/14/11	Royal Bank of Canada	JPY	77,852	970,790	967,113	(3,677)
Expiring 07/14/11	Royal Bank of Canada	JPY	45,848	556,515	569,545	13,030
Expiring 07/14/11	Royal Bank of Canada	JPY	22,772	282,986	282,884	(102)
Malaysian Ringgit,
Expiring 08/11/11	Barclays Capital Group	MYR	712	230,000	234,889	4,889
Expiring 08/11/11	Barclays Capital Group	MYR	300	97,482	99,029	1,547
Expiring 08/11/11	Barclays Capital Group	MYR	200	64,443	66,019	1,576
Expiring 08/11/11	Barclays Capital Group	MYR	200	64,760	66,019	1,259
Expiring 08/11/11	Barclays Capital Group	MYR	200	64,988	66,019	1,031
Expiring 08/11/11	Citigroup Global Markets	MYR	500	162,512	165,049	2,537
Expiring 08/11/11	Citigroup Global Markets	MYR	400	129,714	132,039	2,325
Expiring 08/11/11	Citigroup Global Markets	MYR	380	122,815	125,437	2,622
Expiring 08/11/11	Citigroup Global Markets	MYR	300	97,276	99,029	1,753
Expiring 08/11/11	Citigroup Global Markets	MYR	300	97,286	99,029	1,743
Expiring 08/11/11	Citigroup Global Markets	MYR	300	97,507	99,029	1,522
Expiring 08/11/11	Citigroup Global Markets	MYR	200	64,851	66,019	1,168
Expiring 08/11/11	Hong Kong & Shanghai Bank	MYR	472	153,210	155,643	2,433
Expiring 08/11/11	Hong Kong & Shanghai Bank	MYR	425	138,250	140,445	2,195
Expiring 08/11/11	JPMorgan Chase	MYR	300	97,355	99,029	1,674
Expiring 08/11/11	JPMorgan Chase	MYR	200	64,903	66,019	1,116
Expiring 11/10/11	Citigroup Global Markets	MYR	437	146,524	143,288	(3,236)

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso,
Expiring 07/07/11	Citigroup Global Markets	MXN	5,899	$500,000	$503,497	$3,497
Expiring 07/07/11	Citigroup Global Markets	MXN	4,509	389,000	384,841	(4,159)
Expiring 07/07/11	Citigroup Global Markets	MXN	941	79,979	80,319	340
Expiring 07/07/11	Deutsche Bank	MXN	918	75,000	78,377	3,377
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	38,001	3,052,992	3,243,572	190,580
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	11,195	911,000	955,567	44,567
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	7,661	619,000	653,879	34,879
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	5,811	500,000	495,986	(4,014)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	5,807	480,000	495,616	15,616
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	5,283	455,000	450,959	(4,041)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	5,283	456,000	450,888	(5,112)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	4,401	380,000	375,642	(4,358)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	4,400	380,000	375,545	(4,455)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	3,989	330,000	340,454	10,454
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	2,386	200,000	203,639	3,639
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	2,369	200,000	202,213	2,213
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	484	40,000	41,291	1,291
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	121	10,000	10,338	338
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	54	4,586	4,611	25
Expiring 07/07/11	Morgan Stanley	MXN	5,292	455,000	451,685	(3,315)
Expiring 07/07/11	Morgan Stanley	MXN	4,403	379,000	375,851	(3,149)
Expiring 07/07/11	Morgan Stanley	MXN	1,330	110,000	113,508	3,508
Expiring 07/07/11	UBS Securities	MXN	14,425	1,165,000	1,231,241	66,241
Expiring 07/07/11	UBS Securities	MXN	5,305	457,000	452,820	(4,180)
Expiring 11/18/11	Barclays Capital Group	MXN	6,478	550,000	545,920	(4,080)
Expiring 11/18/11	Barclays Capital Group	MXN	6,203	526,000	522,736	(3,264)
Expiring 11/18/11	Barclays Capital Group	MXN	6,199	526,000	522,470	(3,530)
Expiring 11/18/11	Barclays Capital Group	MXN	4,959	423,000	417,951	(5,049)
Expiring 11/18/11	BNP Paribas	MXN	7,069	600,000	595,721	(4,279)
Expiring 11/18/11	Citigroup Global Markets	MXN	6,255	529,500	527,151	(2,349)
Expiring 11/18/11	Citigroup Global Markets	MXN	6,248	529,500	526,594	(2,906)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	5,955	508,000	501,894	(6,106)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	5,949	505,000	501,356	(3,644)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	4,842	411,000	408,103	(2,897)
Expiring 11/18/11	Morgan Stanley	MXN	67,297	5,701,180	5,671,569	(29,611)
Expiring 11/18/11	Morgan Stanley	MXN	22,384	1,908,170	1,886,440	(21,730)
Expiring 11/18/11	Morgan Stanley	MXN	6,096	520,000	513,771	(6,229)
Expiring 11/18/11	Morgan Stanley	MXN	1,912	163,000	161,116	(1,884)
New Taiwanese Dollar,
Expiring 01/11/12	Barclays Capital Group	TWD	128,112	4,470,056	4,480,713	10,657
Expiring 01/11/12	Barclays Capital Group	TWD	42,083	1,468,336	1,471,836	3,500
Norwegian Krona,
Expiring 08/08/11	BNP Paribas	NOK	1,630	291,989	301,362	9,373
Expiring 08/08/11	Deutsche Bank	NOK	56,609	10,734,006	10,466,125	(267,881)
Expiring 08/08/11	Deutsche Bank	NOK	31,293	5,933,672	5,785,590	(148,082)
Expiring 08/08/11	Royal Bank of Canada	NOK	5,609	1,008,360	1,037,017	28,657
Philippine Peso,
Expiring 11/15/11	Barclays Capital Group	PHP	10,200	229,937	232,654	2,717
Expiring 11/15/11	Barclays Capital Group	PHP	4,400	98,988	100,360	1,372
Expiring 11/15/11	Barclays Capital Group	PHP	4,300	97,506	98,079	573
Expiring 11/15/11	Barclays Capital Group	PHP	4,300	97,087	98,079	992
Expiring 11/15/11	Barclays Capital Group	PHP	3,322	74,180	75,767	1,587
Expiring 11/15/11	Citigroup Global Markets	PHP	8,500	191,744	193,878	2,134
Expiring 03/15/12	Citigroup Global Markets	PHP	159,848	3,686,110	3,616,570	(69,540)
Expiring 03/15/12	Citigroup Global Markets	PHP	43,985	1,014,297	995,162	(19,135)

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Singapore Dollar,
Expiring 09/09/11	Deutsche Bank	SGD	1,000	$811,622	$814,207	$2,585
Expiring 09/09/11	Deutsche Bank	SGD	800	649,688	651,366	1,678
Expiring 09/09/11	JPMorgan Chase	SGD	900	731,519	733,116	1,597
Expiring 09/09/11	JPMorgan Chase	SGD	471	368,083	383,877	15,794
Expiring 09/09/11	Royal Bank of Canada	SGD	1,466	1,179,398	1,193,592	14,194
Expiring 09/09/11	Royal Bank of Canada	SGD	1,000	804,525	814,207	9,682
Expiring 09/09/11	Royal Bank of Scotland	SGD	494	387,617	401,822	14,205
Expiring 09/09/11	Royal Bank of Scotland	SGD	200	157,084	162,841	5,757
Expiring 09/09/11	UBS Securities	SGD	700	569,905	569,945	40
Expiring 12/09/11	Citigroup Global Markets	SGD	504	399,968	410,568	10,600
South Korean Won,
Expiring 08/12/11	Barclays Capital Group	KRW	1,889,775	1,665,000	1,765,174	100,174
Expiring 08/12/11	JPMorgan Chase	KRW	8,582,647	7,815,550	8,016,757	201,207
Expiring 08/12/11	JPMorgan Chase	KRW	3,609,690	3,287,064	3,371,688	84,624
Expiring 08/12/11	JPMorgan Chase	KRW	435,500	396,576	406,786	10,210
Expiring 08/12/11	Morgan Stanley	KRW	4,313,692	3,836,951	4,029,272	192,321
Expiring 08/12/11	Morgan Stanley	KRW	912,322	844,000	852,169	8,169
Expiring 08/12/11	Morgan Stanley	KRW	589,653	546,000	550,774	4,774
Expiring 08/12/11	Morgan Stanley	KRW	437,320	400,000	408,486	8,486

				$176,710,865	$178,156,000	$1,445,135

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/29/11	Deutsche Bank	AUD	8,712	$9,078,775	$9,308,656	$(229,881)
Expiring 07/29/11	Deutsche Bank	AUD	8,036	8,374,316	8,586,359	(212,043)
Expiring 07/29/11	Deutsche Bank	AUD	661	688,828	706,270	(17,442)
Brazilian Real,
Expiring 08/02/11	Barclays Capital Group	BRL	2,843	1,777,822	1,807,024	(29,202)
Expiring 08/02/11	Barclays Capital Group	BRL	2,064	1,290,687	1,311,888	(21,201)
Expiring 08/02/11	UBS Securities	BRL	1,896	1,173,083	1,205,475	(32,392)
Expiring 09/02/11	Barclays Capital Group	BRL	1,896	1,178,477	1,197,205	(18,728)
British Pound,
Expiring 09/13/11	JPMorgan Chase	GBP	799	1,282,410	1,281,141	1,269
Expiring 09/13/11	JPMorgan Chase	GBP	566	908,440	907,541	899
Expiring 09/13/11	UBS Securities	GBP	14,303	23,485,712	22,933,860	551,852
Expiring 09/13/11	UBS Securities	GBP	4,982	8,180,509	7,988,289	192,220
Expiring 09/23/11	Citigroup Global Markets	GBP	17,804	29,071,348	28,544,173	527,175
Expiring 09/23/11	Citigroup Global Markets	GBP	4,570	7,299,022	7,334,649	(35,627)
Canadian Dollar,
Expiring 09/19/11	Deutsche Bank	CAD	17,590	17,855,602	18,200,447	(344,845)
Expiring 09/19/11	Deutsche Bank	CAD	7,627	7,742,165	7,891,689	(149,524)
Expiring 09/19/11	Deutsche Bank	CAD	2,289	2,323,563	2,368,438	(44,875)
Expiring 09/19/11	Royal Bank of Canada	CAD	17,591	17,838,003	18,201,481	(363,478)
Expiring 09/19/11	Royal Bank of Canada	CAD	7,628	7,735,108	7,892,724	(157,616)
Expiring 09/19/11	Royal Bank of Canada	CAD	2,289	2,321,141	2,368,438	(47,297)
Expiring 09/22/11	State Street Bank	CAD	1,342	1,367,016	1,388,470	(21,454)
Chinese Yuan,
Expiring 09/14/11	Deutsche Bank	CNY	5,000	775,314	774,321	993
Expiring 09/14/11	Deutsche Bank	CNY	1,000	155,063	154,864	199
Euro,
Expiring 07/06/11	JPMorgan Chase	EUR	10	14,463	14,499	(36)
Expiring 07/06/11	UBS Securities	EUR	560	809,909	811,949	(2,040)
Expiring 07/18/11	Barclays Capital Group	EUR	3,527	5,072,002	5,112,065	(40,063)
Expiring 07/18/11	Barclays Capital Group	EUR	1,256	1,789,295	1,820,458	(31,163)

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 07/18/11	Barclays Capital Group	EUR	1,216	$1,777,488	$1,762,481	$15,007
Expiring 07/18/11	Barclays Capital Group	EUR	323	464,490	468,159	(3,669)
Expiring 07/18/11	Barclays Capital Group	EUR	289	412,316	418,879	(6,563)
Expiring 07/18/11	BNP Paribas	EUR	1,499	2,173,280	2,172,664	616
Expiring 07/18/11	BNP Paribas	EUR	222	312,498	321,769	(9,271)
Expiring 07/18/11	BNP Paribas	EUR	142	206,130	205,816	314
Expiring 07/18/11	BNP Paribas	EUR	40	57,497	57,976	(479)
Expiring 07/18/11	Citigroup Global Markets	EUR	3,296	4,675,116	4,777,252	(102,136)
Expiring 07/18/11	Citigroup Global Markets	EUR	2,451	3,615,495	3,552,501	62,994
Expiring 07/18/11	Citigroup Global Markets	EUR	1,003	1,435,607	1,453,757	(18,150)
Expiring 07/18/11	Citigroup Global Markets	EUR	712	1,050,278	1,031,979	18,299
Expiring 07/18/11	Citigroup Global Markets	EUR	492	697,863	713,109	(15,246)
Expiring 07/18/11	Citigroup Global Markets	EUR	304	429,466	440,620	(11,154)
Expiring 07/18/11	Credit Suisse First Boston Corp.	EUR	18,380	26,508,555	26,640,137	(131,582)
Expiring 07/18/11	Credit Suisse First Boston Corp.	EUR	9,506	13,710,029	13,778,082	(68,053)
Expiring 07/18/11	Deutsche Bank	EUR	37	54,270	53,628	642
Expiring 07/18/11	Hong Kong & Shanghai Bank	EUR	2,360	3,383,756	3,420,605	(36,849)
Expiring 07/18/11	Hong Kong & Shanghai Bank	EUR	1,069	1,584,044	1,549,418	34,626
Expiring 07/18/11	Royal Bank of Canada	EUR	8,497	12,159,462	12,315,628	(156,166)
Expiring 07/18/11	Royal Bank of Canada	EUR	275	387,959	398,587	(10,628)
Expiring 07/18/11	Royal Bank of Canada	EUR	47	68,282	68,122	160
Expiring 07/18/11	Royal Bank of Canada	EUR	28	41,461	40,583	878
Expiring 09/19/11	State Street Bank	EUR	22,373	32,233,786	32,368,097	(134,311)
Expiring 09/19/11	State Street Bank	EUR	2,976	4,232,863	4,315,528	(82,665)
Expiring 09/19/11	State Street Bank	EUR	2,275	3,315,335	3,291,352	23,983
Expiring 09/22/11	BNP Paribas	EUR	73,708	105,283,402	106,627,982	(1,344,580)
Expiring 09/22/11	Citigroup Global Markets	EUR	3,877	5,580,208	5,608,573	(28,365)
Expiring 09/22/11	Citigroup Global Markets	EUR	660	949,945	954,774	(4,829)
Expiring 09/22/11	JPMorgan Chase	EUR	664	962,062	960,560	1,502
Expiring 09/22/11	Royal Bank of Canada	EUR	6,830	9,753,821	9,880,462	(126,641)
Indian Rupee,
Expiring 08/12/11	Barclays Capital Group	INR	40,220	892,000	892,413	(413)
Expiring 08/12/11	Barclays Capital Group	INR	4,208	93,000	93,373	(373)
Expiring 08/12/11	Barclays Capital Group	INR	2,084	46,000	46,236	(236)
Expiring 08/12/11	JPMorgan Chase	INR	46,061	1,015,000	1,022,001	(7,001)
Expiring 08/12/11	Morgan Stanley	INR	37,675	835,000	835,943	(943)
Indonesian Rupiah,
Expiring 07/27/11	Citigroup Global Markets	IDR	13,413,540	1,526,000	1,557,631	(31,631)
Expiring 07/27/11	JPMorgan Chase	IDR	4,573,140	533,000	531,050	1,950
Japanese Yen,
Expiring 07/14/11	JPMorgan Chase	JPY	809,546	9,664,432	10,056,550	(392,118)
Expiring 07/14/11	JPMorgan Chase	JPY	95,456	1,139,562	1,185,798	(46,236)
Expiring 07/14/11	JPMorgan Chase	JPY	88,591	1,057,607	1,100,518	(42,911)
Expiring 09/21/11	Bank of New York Mellon	JPY	872,440	10,786,685	10,842,384	(55,699)
Expiring 09/21/11	Bank of New York Mellon	JPY	704,584	8,825,834	8,756,327	69,507
Expiring 09/21/11	Bank of New York Mellon	JPY	576,559	7,193,248	7,165,277	27,971
Malaysian Ringgit,
Expiring 08/11/11	Citigroup Global Markets	MYR	3	1,060	1,082	(22)
Mexican Peso,
Expiring 07/07/11	Barclays Capital Group	MXN	22,384	1,934,557	1,910,557	24,000
Expiring 07/07/11	Citigroup Global Markets	MXN	3,501	290,000	298,840	(8,840)
Expiring 07/07/11	Citigroup Global Markets	MXN	2,515	208,000	214,678	(6,678)
Expiring 07/07/11	Citigroup Global Markets	MXN	2,359	195,000	201,311	(6,311)
Expiring 07/07/11	Citigroup Global Markets	MXN	54	4,615	4,611	4
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	5,340	444,000	455,754	(11,754)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	4,471	370,000	381,649	(11,649)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	3,989	330,000	340,516	(10,516)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	3,980	330,000	339,713	(9,713)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	3,833	321,000	327,183	(6,183)

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.),
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	3,814	$317,000	$325,500	$(8,500)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	2,514	208,000	214,598	(6,598)
Expiring 07/07/11	Morgan Stanley	MXN	67,297	5,779,024	5,744,076	34,948
Expiring 07/07/11	Morgan Stanley	MXN	4,025	337,000	343,563	(6,563)
Expiring 07/07/11	Morgan Stanley	MXN	3,990	330,000	340,595	(10,595)
Expiring 07/07/11	Morgan Stanley	MXN	3,987	330,000	340,271	(10,271)
Expiring 07/07/11	Morgan Stanley	MXN	2,213	184,000	188,926	(4,926)
Expiring 11/18/11	Citigroup Global Markets	MXN	8,053	677,000	678,676	(1,676)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	9,712	820,000	818,505	1,495
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	6,243	521,000	526,153	(5,153)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	5,565	473,000	469,028	3,972
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	5,562	473,000	468,710	4,290
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	4,634	394,000	390,526	3,474
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	4,441	374,000	374,248	(248)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	3,706	315,000	312,368	2,632
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	3,706	315,000	312,302	2,698
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	54	4,528	4,553	(25)
Expiring 11/18/11	Morgan Stanley	MXN	46,866	3,984,000	3,949,709	34,291
Expiring 11/18/11	Morgan Stanley	MXN	19,587	1,657,000	1,650,768	6,232
Expiring 11/18/11	UBS Securities	MXN	4,634	394,000	390,519	3,481
Expiring 11/18/11	UBS Securities	MXN	4,634	394,000	390,512	3,488
Expiring 11/18/11	UBS Securities	MXN	4,162	354,000	350,762	3,238
New Taiwanese Dollar,
Expiring 01/11/12	Barclays Capital Group	TWD	20,443	727,000	715,003	11,997
New Zealand Dollar,
Expiring 07/29/11	Deutsche Bank	NZD	16,291	13,081,673	13,469,858	(388,185)
Norwegian Krona,
Expiring 08/08/11	Barclays Capital Group	NOK	19,467	3,637,530	3,599,146	38,384
Expiring 08/08/11	Barclays Capital Group	NOK	8,561	1,599,676	1,582,796	16,880
Expiring 08/08/11	Citigroup Global Markets	NOK	44,068	7,992,429	8,147,489	(155,060)
Expiring 08/08/11	Hong Kong & Shanghai Bank	NOK	12,639	2,342,898	2,336,755	6,143
Philippine Peso,
Expiring 11/15/11	Barclays Capital Group	PHP	32,411	748,000	739,265	8,735
Expiring 11/15/11	Barclays Capital Group	PHP	28,351	654,000	646,661	7,339
Expiring 11/15/11	JPMorgan Chase	PHP	38,615	892,000	880,769	11,231
Expiring 11/15/11	Morgan Stanley	PHP	22,665	522,000	516,975	5,025
Swiss Francs,
Expiring 09/20/11	Northland Securities, Inc.	CHF	3,536	4,206,869	4,208,128	(1,259)
South Korean Won,
Expiring 08/12/11	Barclays Capital Group	KRW	993,232	920,000	927,744	(7,744)
Expiring 08/12/11	JPMorgan Chase	KRW	1,095,120	1,014,000	1,022,914	(8,914)
Expiring 08/12/11	JPMorgan Chase	KRW	1,062,720	984,000	992,650	(8,650)
Expiring 08/12/11	JPMorgan Chase	KRW	815,123	753,000	761,378	(8,378)
Expiring 08/12/11	JPMorgan Chase	KRW	697,189	634,876	651,220	(16,344)
Expiring 08/12/11	JPMorgan Chase	KRW	563,895	518,000	526,715	(8,715)
Expiring 08/12/11	JPMorgan Chase	KRW	546,210	504,000	510,196	(6,196)
Expiring 08/12/11	JPMorgan Chase	KRW	390,528	360,000	364,779	(4,779)
Expiring 08/12/11	JPMorgan Chase	KRW	365,477	337,000	341,379	(4,379)
Expiring 08/12/11	Morgan Stanley	KRW	722,100	664,000	674,489	(10,489)
Expiring 08/12/11	Morgan Stanley	KRW	704,033	648,000	657,613	(9,613)
Expiring 08/12/11	Morgan Stanley	KRW	583,953	535,000	545,450	(10,450)
Expiring 08/12/11	Royal Bank of Canada	KRW	896,068	830,000	836,987	(6,987)
Expiring 08/12/11	UBS Securities	KRW	993,232	920,000	927,744	(7,744)

				$509,800,940	$513,491,819	$(3,690,879)

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America N.A.(2)	12/21/41		$600	4.00%	3 month LIBOR	$18,276	$12,540	$5,736
BNP Paribas(2)	06/15/21		19,000	3.50%	3 month LIBOR	(440,769)	184,492	(625,261)
Citigroup, Inc. (2)	12/21/41		2,600	4.00%	3 month LIBOR	79,195	49,593	29,602
Citigroup, Inc. (2)	06/15/16		5,500	2.50%	3 month LIBOR	(138,403)	14,439	(152,842)
Citigroup, Inc. (2)	06/15/21		6,100	3.50%	3 month LIBOR	(141,510)	(32,495)	(109,015)
Deutsche Bank AG(2)	12/21/41		4,100	4.00%	3 month LIBOR	124,885	(13,321)	138,206
HSBC Bank USA, N.A.(2)	06/15/21		11,900	3.50%	3 month LIBOR	(276,061)	207,024	(483,085)
Barclays Bank PLC(1)	12/15/17	AUD	1,800	5.50%	6 month Australian Bank Bill rate	(16,392)	(8,038)	(8,354)
Deutsche Bank AG(1)	12/15/17	AUD	1,200	5.50%	6 month Australian Bank Bill rate	(10,913)	(4,787)	(6,126)
Barclays Bank PLC(1)	01/02/12	BRL	2,800	10.68%	Brazilian interbank lending rate	(24,582)	(2,919)	(21,663)
Barclays Bank PLC(1)	01/02/13	BRL	1,400	12.29%	Brazilian interbank lending rate	13,960	2,778	11,182
Barclays Bank PLC(1)	01/02/13	BRL	2,200	11.91%	Brazilian interbank lending rate	7,269	6,411	858
Barclays Bank PLC(1)	01/02/14	BRL	1,300	11.99%	Brazilian interbank lending rate	2,787	277	2,510
Credit Suisse International(1)	01/02/12	BRL	6,800	11.76%	Brazilian interbank lending rate	66,478	42,457	24,021
Credit Suisse International(1)	01/02/13	BRL	3,600	12.48%	Brazilian interbank lending rate	27,567	(432)	27,999
Goldman Sachs Capital
Markets, L.P.(1)	01/02/12	BRL	2,900	11.67%	Brazilian interbank lending rate	53,301	6,669	46,632
Goldman Sachs Capital
Markets, L.P.(1)	01/02/13	BRL	1,300	11.93%	Brazilian interbank lending rate	5,550	(1,953)	7,503
Goldman Sachs Capital
Markets, L.P.(1)	01/02/13	BRL	3,200	11.89%	Brazilian interbank lending rate	12,921	916	12,005
Goldman Sachs Capital
Markets, L.P.(1)	01/02/14	BRL	14,300	11.96%	Brazilian interbank lending rate	24,529	(6,932)	31,461
HSBC Bank USA, N.A.(1)	01/02/12	BRL	600	14.77%	Brazilian interbank lending rate	40,018	1,112	38,906
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,600	11.14%	Brazilian interbank lending rate	17,063	1,684	15,379
HSBC Bank USA, N.A.(1)	01/02/12	BRL	2,200	11.36%	Brazilian interbank lending rate	20,307	1,591	18,716
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,400	11.67%	Brazilian interbank lending rate	25,732	2,723	23,009
HSBC Bank USA, N.A.(1)	01/02/12	BRL	25,000	11.53%	Brazilian interbank lending rate	(32,505)	7,183	(39,688)
HSBC Bank USA, N.A.(1)	01/02/13	BRL	8,900	11.89%	Brazilian interbank lending rate	35,937	28,513	7,424
HSBC Bank USA, N.A.(1)	01/02/13	BRL	1,400	11.89%	Brazilian interbank lending rate	5,653	1,024	4,629
HSBC Bank USA, N.A.(1)	01/02/14	BRL	1,000	11.94%	Brazilian interbank lending rate	(2,660)	2,126	(4,786)
HSBC Bank USA, N.A.(1)	01/02/14	BRL	6,300	12.12%	Brazilian interbank lending rate	30,447	9,046	21,401
Merrill Lynch & Co.(1)	01/02/12	BRL	200	14.77%	Brazilian interbank lending rate	13,340	108	13,232
Merrill Lynch & Co.(1)	01/02/12	BRL	17,300	11.33%	Brazilian interbank lending rate	(40,759)	—	(40,759)
Merrill Lynch & Co.(1)	01/02/14	BRL	9,900	11.86%	Brazilian interbank lending rate	(39,449)	5,394	(44,843)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	1,700	11.67%	Brazilian interbank lending rate	31,245	3,061	28,184
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	300	11.63%	Brazilian interbank lending rate	1,189	(131)	1,320
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	5,800	11.29%	Brazilian interbank lending rate	(15,349)	(1,481)	(13,868)
Morgan Stanley Capital Services, Inc.(1)	01/02/13	BRL	4,000	11.98%	Brazilian interbank lending rate	20,311	20,716	(405)
Morgan Stanley Capital Services, Inc.(1)	01/02/13	BRL	1,200	11.98%	Brazilian interbank lending rate	6,093	—	6,093
Morgan Stanley Capital Services, Inc.(1)	01/02/13	BRL	1,400	12.59%	Brazilian interbank lending rate	12,710	1,099	11,611
Royal Bank of Scotland PLC(1)	01/02/12	BRL	6,300	11.25%	Brazilian interbank lending rate	(19,326)	—	(19,326)

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBS AG(1)	01/02/12	BRL	3,400	10.58%	Brazilian interbank lending rate	$(38,559)	$(2,261)	$(36,298)
UBS AG(1)	01/02/12	BRL	1,000	11.02%	Brazilian interbank lending rate	6,896	—	6,896
UBS AG(1)	01/02/13	BRL	4,800	12.51%	Brazilian interbank lending rate	790	(3,925)	4,715
UBS AG(1)	01/02/13	BRL	2,100	12.07%	Brazilian interbank lending rate	14,061	(3,824)	17,885
Deutsche Bank AG(1)	09/21/16	EUR	3,300	3.00%	6 month Euribor	22,932	16,621	6,311
JPMorgan Chase Bank(1)	07/14/11	EUR	700	2.26%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index	38,266	—	38,266
JPMorgan Chase Bank(1)	10/15/11	EUR	100	2.03%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index	3,687	—	3,687
Goldman Sachs Capital Markets, L.P.(2)	09/21/13	GBP	18,200	2.50%	6 month LIBOR	(525,196)	(102,573)	(422,623)
Credit Suisse International(1)	12/21/21	JPY	720,000	1.50%	6 month LIBOR	225,340	195,606	29,734
Barclays Bank PLC(1)	06/08/16	MXN	11,300	6.75%	28 day Mexican interbank rate	10,201	4,865	5,336
Barclays Bank PLC(1)	07/27/20	MXN	8,900	6.96%	28 day Mexican interbank rate	(14,409)	(17,954)	3,545
HSBC Bank USA, N.A.(1)	12/08/15	MXN	21,500	6.59%	28 day Mexican interbank rate	18,676	6,669	12,007
HSBC Bank USA, N.A.(1)	06/08/16	MXN	10,200	6.75%	28 day Mexican interbank rate	9,207	5,621	3,586
HSBC Bank USA, N.A.(1)	07/27/20	MXN	11,000	6.96%	28 day Mexican interbank rate	(17,809)	(48,076)	30,267
HSBC Bank USA, N.A.(1)	06/02/21	MXN	34,200	7.50%	28 day Mexican interbank rate	39,673	12,683	26,990
Morgan Stanley Capital Services, Inc.(1)	12/08/15	MXN	33,100	6.59%	28 day Mexican interbank rate	28,754	(35,906)	64,660
Morgan Stanley Capital Services, Inc.(1)	06/08/16	MXN	130,700	6.75%	28 day Mexican interbank rate	117,500	101,864	15,636
Morgan Stanley Capital Services, Inc.(1)	06/02/21	MXN	13,200	7.50%	28 day Mexican interbank rate	15,313	8,242	7,071

						$(546,592)	$678,139	$(1,224,731)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices – Sell Protection(1)
Bank of America N.A.	12/20/15	$2,200	1.00%	Dow Jones CDX MCDX 15 5Y	$(18,034)	$(85,020)	$66,986
Bank of America N.A.	12/20/19	12,700	1.00%	Dow Jones CDX NA IG 13 10Y	(155,943)	(147,214)	(8,729)
Barclays Bank PLC	06/20/16	600	5.00%	Dow Jones CDX EM15 Index	79,509	76,654	2,855
Citigroup, Inc.	12/20/15	900	5.00%	Dow Jones CDX EM14 Index	110,813	107,870	2,943
Citigroup, Inc.	12/20/20	1,000	1.00%	Dow Jones CDX MCDX 15 10Y	(35,577)	(53,203)	17,626
Citigroup, Inc.	12/20/15	1,200	1.00%	Dow Jones CDX MCDX 15 5Y	(9,836)	(30,492)	20,656
Deutsche Bank AG	12/20/15	400	5.00%	Dow Jones CDX EM14 Index	49,249	51,286	(2,037)
Deutsche Bank AG	12/20/15	800	1.00%	Dow Jones CDX MCDX 15 5Y	(6,558)	(17,799)	11,241
Goldman Sachs Capital Markets, L.P.	12/20/15	1,100	1.00%	Dow Jones CDX MCDX 15 5Y	(9,017)	(27,658)	18,641
Goldman Sachs Capital Markets, L.P.	06/20/16	2,000	1.00%	Dow Jones CDX MCDX 16 5Y	(25,284)	(41,331)	16,047
Goldman Sachs Capital Markets, L.P.	06/20/16	5,500	1.00%	Dow Jones CDX NA IG 16 5Y	22,210	10,144	12,066

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices – Sell Protection(1) (continued)
Morgan Stanley Capital Services, Inc.	12/20/15	$2,200	5.00%	Dow Jones CDX EM14 Index	$270,874	$265,942	$4,932
Morgan Stanley Capital Services, Inc.	12/20/15	500	1.00%	Dow Jones CDX MCDX 15 5Y	(4,099)	(9,639)	5,540
Morgan Stanley Capital Services, Inc.	12/20/15	330	0.46%	Dow Jones CDX NA IG 5 10Y	(24,508)	—	(24,508)

					$243,799	$99,540	$144,259

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1)
Bank of America N.A.	12/20/12	$500	5.00%	Ally Financial, Inc., 6.75%, due 12/01/14	2.199%	$21,574	$6,048	$15,526
Bank of America N.A.	03/20/16	4,900	0.25%	France (Govt of), 4.25%, due 04/25/19	0.732%	(108,695)	(182,538)	73,843
Bank of America N.A.	03/20/16	1,300	0.25%	France (Govt of), 4.25%, due 04/25/19	0.732%	(28,837)	(49,017)	20,180
Barclays Bank PLC	06/20/15	500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.941%	1,346	(3,366)	4,712
Barclays Bank PLC	12/20/15	2,200	0.25%	France (Govt of), 4.25%, due 04/25/19	0.696%	(42,745)	(37,878)	(4,867)
Barclays Bank PLC	03/20/12	600	1.00%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12	0.408%	2,920	(118)	3,038
Barclays Bank PLC	04/20/14	2,000	3.43%	Russian Federation, 7.50%, due 03/31/30	0.948%	149,621	—	149,621
Barclays Bank PLC	04/20/14	13,000	2.79%	United Mexican States, 7.50%, due 04/08/33	0.737%	808,185	—	808,185
BNP Paribas	09/20/12	1,400	0.87%	Morgan Stanley, 6.60%, due 04/01/12	0.551%	5,534	—	5,534
Citigroup, Inc.	06/20/16	2,700	1.00%	Bonos Y Oblig Del Estado, 6.50%, due 07/30/17	2.608%	(189,287)	(155,291)	(33,996)
Citigroup, Inc.	06/20/15	2,000	0.25%	France (Govt of), 4.25%, due 04/25/19	0.627%	(28,892)	(37,158)	8,266
Citigroup, Inc.	03/20/16	1,700	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.790%	17,338	16,577	761
Citigroup, Inc.	12/20/20	800	2.95%	State of California, 5.25%, due 02/01/18	1.830%	74,583	—	74,583
Citigroup, Inc.	03/20/21	1,000	2.76%	State of California, 5.25%, due 02/01/18	1.840%	80,459	—	80,459
Citigroup, Inc.	06/20/15	700	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.459%	14,459	4,124	10,335
Citigroup, Inc.	06/20/15	400	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.459%	8,262	2,473	5,789
Credit Suisse International	12/20/15	1,800	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.522%	37,052	36,489	563
Deutsche Bank AG	06/20/20	600	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.494%	(21,455)	(17,612)	(3,843)
Deutsche Bank AG	12/20/15	3,000	0.25%	France (Govt of), 4.25%, due 04/25/19	0.696%	(58,289)	(68,348)	10,059

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)

Deutsche Bank AG	12/20/15	$1,600	0.25%	France (Govt of), 4.25%, due 04/25/19	0.696%	$(31,088)	$(29,784)	$(1,304)

Deutsche Bank AG	12/20/15	200	0.25%	France (Govt of), 4.25%, due 04/25/19	0.696%	(3,886)	(3,452)	(434)

Deutsche Bank AG	06/20/16	2,200	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.816%	20,327	24,877	(4,550)

Deutsche Bank AG	09/20/12	100	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	0.671%	438	(707)	1,145

Deutsche Bank AG	09/20/12	2,500	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	0.671%	10,934	(17,661)	28,595

Deutsche Bank AG	12/20/15	2,000	1.00%	Republic of Korea, 4.875%, due 09/22/14	0.934%	9,093	16,945	(7,852)

Deutsche Bank AG	03/20/16	100	1.00%	Republic of Korea, 4.875%, due 09/22/14	0.960%	306	(269)	575

Deutsche Bank AG	03/20/16	100	1.00%	Republic of Korea, 4.875%, due 09/22/14	0.960%	306	(247)	553

Deutsche Bank AG	05/20/14	6,000	3.56%	Russian Federation, 7.50%, due 03/31/30	0.963%	462,985	—	462,985

Deutsche Bank AG	06/20/14	3,300	2.98%	Russian Federation, 7.50%, due 03/31/30	0.978%	192,951	—	192,951

Deutsche Bank AG	03/20/21	1,200	2.82%	State of Illinois, 5.00%, due 06/01/29	2.180%	52,817	—	52,817

Deutsche Bank AG	06/20/15	1,000	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.459%	20,657	3,609	17,048

Deutsche Bank AG	06/20/15	1,300	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.459%	26,853	9,080	17,773

Deutsche Bank AG	06/20/15	500	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.459%	10,328	2,920	7,408

Deutsche Bank AG	06/20/15	500	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.459%	10,328	3,302	7,026

Deutsche Bank AG	12/20/15	2,200	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.522%	45,285	41,374	3,911

Deutsche Bank AG	04/20/14	2,000	2.83%	United Mexican States, 7.50%, due 04/08/33	0.737%	126,722	—	126,722

Goldman Sachs Capital Markets, L.P.	09/20/15	8,200	1.00%	Australian Government, 6.50%, due 05/15/13	0.460%	185,023	149,279	35,744

Goldman Sachs Capital Markets, L.P.	06/20/16	200	1.00%	Australian Government, 6.50%, due 05/15/13	0.546%	4,433	4,701	(268)

Goldman Sachs Capital Markets, L.P.	09/20/11	200	1.00%	BP Capital Markets America, 4.20%, due 06/15/18	0.128%	424	(1,929)	2,353

Goldman Sachs Capital Markets, L.P.	12/20/15	2,100	0.25%	France (Govt of), 4.25%, due 04/25/19	0.696%	(40,802)	(44,630)	3,828

Goldman Sachs Capital Markets, L.P.	12/20/15	1,400	1.00%	Japan Govt-55, 2.00%, due 03/21/22	0.806%	13,023	26,734	(13,711)

HSBC Bank USA, N.A.	06/20/16	100	1.00%	Japan Govt-55, 2.00%, due 03/21/22	0.875%	665	(5)	670

HSBC Bank USA, N.A.	09/20/15	2,000	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	1.344%	(22,542)	(52,790)	30,248

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)		Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
Morgan Stanley Capital Services, Inc.	06/20/16		$600	1.00%	Australian Government, 6.50%, due 05/15/13	0.546%	$13,300	$13,958	$(658)
Morgan Stanley Capital Services, Inc.	12/20/15		600	1.00%	BP Capital Markets America, 4.20%, due 06/15/18	0.757%	6,724	(12,001)	18,725
Morgan Stanley Capital Services, Inc.	03/20/21		1,100	1.40%	Commonwealth of Pennsylvania, 5.00%, due 01/01/18	0.945%	37,526	—	37,526
Morgan Stanley Capital Services, Inc.	03/20/16		200	1.00%	Japan Govt-55, 2.00%, due 03/21/22	0.842%	1,594	(1,314)	2,908
Morgan Stanley Capital Services, Inc.	09/20/12		2,000	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	0.671%	8,312	(7,420)	15,732
Morgan Stanley Capital Services, Inc.	09/20/15		1,000	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	1.344%	(11,270)	(26,395)	15,125
Morgan Stanley Capital Services, Inc.	06/20/16		1,300	1.35%	State of California, 5.25%, due 02/01/18	1.537%	(980)	—	(980)
Morgan Stanley Capital Services, Inc.	03/20/21		1,200	2.15%	State of California, 5.25%, due 02/01/18	1.840%	43,787	—	43,787
Morgan Stanley Capital Services, Inc.	06/20/21		1,700	2.15%	State of California, 5.25%, due 02/01/18	1.850%	62,172	(199)	62,371
Morgan Stanley Capital Services, Inc.	06/20/15		900	2.87%	State of Illinois, 5.00%, due 06/01/29	2.180%	42,566	—	42,566
Morgan Stanley Capital Services, Inc.	06/20/15		4,500	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.459%	92,952	16,240	76,712
Royal Bank of Scotland PLC	06/20/15		500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.941%	1,346	(7,547)	8,893
Royal Bank of Scotland PLC	06/20/16		2,700	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.816%	24,500	29,240	(4,740)
Royal Bank of Scotland PLC	06/20/16	EUR	1,200	0.25%	U.S. Treasury Note, 4.875%, due 08/15/16	0.502%	(20,022)	(19,074)	(948)
Royal Bank of Scotland PLC	06/20/16	EUR	2,600	0.25%	U.S. Treasury Note, 4.875%, due 08/15/16	0.502%	(43,380)	(43,260)	(120)
UBS AG	06/20/15		1,100	1.00%	Australian Government, 6.50%, due 05/15/13	0.439%	24,470	16,450	8,020
UBS AG	12/20/15		500	0.25%	France (Govt of), 4.25%, due 04/25/19	0.696%	(9,715)	(8,838)	(877)
UBS AG	03/20/16		2,200	1.00%	Japan Govt-55, 2.00%, due 03/21/22	0.842%	17,537	(9,510)	27,047
UBS AG	12/20/15		3,500	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.762%	39,069	66,321	(27,252)
UBS AG	06/20/16	EUR	1,300	0.25%	U.S. Treasury Note, 4.875%, due 08/15/16	0.502%	(21,690)	(21,513)	(177)

							$2,147,511	$(369,130)	$2,516,641

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps – Buy Protection(2)
Bank of America N.A.	12/20/12	$1,100	0.62%	Autozone, Inc., 5.875%, due 10/15/12	$(7,327)	$—	$(7,327)
Bank of America N.A.	06/20/16	1,400	0.87%	Autozone, Inc., 6.95%, due 06/15/16	(13,297)	—	(13,297)
Bank of America N.A.	03/20/14	1,000	1.39%	Liberty Mutual Group, 5.75%, due 03/15/14	(465)	—	(465)
Bank of America N.A.	09/20/15	1,000	0.99%	Marsh & McLennan Cos. Inc., 5.75%, due 09/15/15	(7,499)	—	(7,499)
Bank of America N.A.	06/20/18	600	1.49%	Starwood Hotels & Resort, 6.75%, due 05/15/18	13,059	—	13,059
Bank of America N.A.	09/20/12	200	0.34%	UST, Inc., 6.625%, due 07/15/12	(580)	—	(580)
Bank of America N.A.	06/20/12	100	0.91%	XStrata Canada Corp., 7.35%, due 06/05/12	(702)	—	(702)
Barclays Bank PLC	06/20/13	774	1.55%	Dow Jones CDX NA IG 10 5Y	(14,191)	(4,984)	(9,207)
Barclays Bank PLC	12/20/17	194	0.80%	Dow Jones CDX NA IG 9 10Y	5,692	1,558	4,134
Barclays Bank PLC	06/20/13	100	1.00%	Embarq Corp., 7.08%, due 06/01/16	(888)	(952)	64
Barclays Bank PLC	06/20/15	300	2.93%	Health Care REIT, 5.875%, due 05/15/15	(21,781)	—	(21,781)
Barclays Bank PLC	06/20/13	500	1.45%	Rexam PLC, 6.75%, due 06/01/23	(10,065)	—	(10,065)
Citigroup, Inc.	06/20/13	1,000	1.17%	Vivendi, 5.75%, due 04/04/13	(13,358)	—	(13,358)
Citigroup, Inc.	09/20/17	900	1.00%	Cytec Industries, Inc., 4.60%, due 07/01/13	28,990	62,583	(33,593)
Citigroup, Inc.	12/20/16	1,000	1.91%	Masco Corp., 6.125%, due 10/03/16	52,995	—	52,995
Citigroup, Inc.	06/20/18	1,000	0.69%	Pearson, 6.25%, due 05/06/18	11,198	—	11,198
Citigroup, Inc.	09/20/13	100	0.59%	Sealed Air Corp, 5.625%, due 07/15/13	1,457	—	1,457
Deutsche Bank AG	06/20/16	1,000	0.72%	Autozone, Inc., 6.95%, due 06/15/16	(2,263)	—	(2,263)
Deutsche Bank AG	06/20/18	678	1.50%	Dow Jones CDX NA IG 10 10Y	(7,520)	(7,966)	446
Deutsche Bank AG	06/20/13	5,905	1.55%	Dow Jones CDX NA IG 10 5Y	(108,205)	(7,235)	(100,970)
Deutsche Bank AG	06/20/14	2,083	1.00%	Dow Jones CDX NA IG 12 5Y	(27,789)	40,551	(68,340)
Deutsche Bank AG	09/20/16	100	0.51%	Goodrich (BF) Co., 6.29%, due 07/01/16	98	—	98
Deutsche Bank AG	06/20/17	300	1.00%	J.C. Penney Corp., 6.375%, due 10/15/36	19,393	15,047	4,346
Deutsche Bank AG	12/20/14	660	1.00%	Jones Apparel Group, 5.125%, due 11/15/14	31,956	14,537	17,419
Deutsche Bank AG	09/20/11	100	0.62%	Nationwide Health, 6.50%, due 07/15/11	(80)	—	(80)
Deutsche Bank AG	09/20/11	100	0.62%	Nationwide Health, 6.50%, due 07/15/11	(80)	—	(80)
Deutsche Bank AG	03/20/15	800	5.00%	New York Times Co., 5.00%, due 03/15/15	(87,807)	(50,167)	(37,640)
Deutsche Bank AG	03/20/12	100	0.42%	Southwest Airlines Co., 6.50%, due 03/01/12	(93)	—	(93)
Deutsche Bank AG	06/20/18	2,400	0.84%	Spectra Energy Capital, 6.20%, due 04/15/18	4,976	—	4,976

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps – Buy Protection(2) (continued)
Goldman Sachs Capital Markets, L.P.	06/20/17	$ 250	0.58%	Cardinal Health, Inc., 6.00%, due 06/15/17	$3,235	$—	$3,235
Goldman Sachs Capital Markets, L.P.	06/20/18	2,807	1.50%	Dow Jones CDX NA IG 10 10Y	(31,153)	(28,500)	(2,653)
Goldman Sachs Capital Markets, L.P.	06/20/13	678	1.55%	Dow Jones CDX NA IG 10 5Y	(12,417)	(2,925)	(9,492)
Goldman Sachs Capital Markets, L.P.	03/20/13	1,300	1.00%	Hanson Ltd., 7.875%, due 09/27/10	(10,911)	(1,023)	(9,888)
Goldman Sachs Capital Markets, L.P.	09/20/17	500	3.55%	Limited Brands, Inc., 6.90%, due 07/15/17	(29,482)	—	(29,482)
Merrill Lynch & Co.	12/20/17	1,900	1.37%	American General Finance Corp., 6.90%, due 12/15/17	396,784	—	396,784
Merrill Lynch & Co.	03/20/12	100	0.23%	CSX Corp., 6.30%, due 03/15/12	(110)	—	(110)
Merrill Lynch & Co.	12/20/11	100	0.28%	Orix Corp., 5.48%, due 11/22/11	160	—	160
Merrill Lynch & Co.	04/15/20	300	1.95%	Race Point CLO, 7.01%, due 04/15/20	58,343	708	57,635
Merrill Lynch & Co.	04/15/20	300	4.03%	Race Point CLO, 9.61%, due 04/15/20	76,344	1,518	74,826
Merrill Lynch & Co.	12/15/19	300	1.88%	Saratoga CLO, Ltd., 5.45%, due 12/15/19	36,739	1,499	35,240
Morgan Stanley Capital Services, Inc.	03/20/13	1,000	0.62%	Computer Sciences Corp., 5.50%, due 03/15/13	(227)	—	(227)
Morgan Stanley Capital Services, Inc.	12/20/15	5,100	1.00%	Dow Jones CDX NA IG 15 5Y	(47,580)	(29,094)	(18,486)
Morgan Stanley Capital Services, Inc.	12/20/17	1,646	0.80%	Dow Jones CDX NA IG 9 10Y	48,377	25,361	23,016
Morgan Stanley Capital Services, Inc.	09/20/14	1,400	5.00%	Macy’s Retail Holdings, Inc., 7.45%, due 07/15/17	(198,582)	(93,501)	(105,081)
Morgan Stanley Capital Services, Inc.	06/20/18	3,582	1.50%	Dow Jones CDX NA IG 10 10Y	(39,747)	(25,535)	(14,212)
Morgan Stanley Capital Services, Inc.	12/20/12	500	0.14%	Dow Jones CDX NA IG 5 7Y	1,197	—	1,197
Royal Bank of Scotland PLC	12/20/17	2,000	1.30%	American General Finance Corp., 6.90%, due 12/15/17	423,572	—	423,572
UBS AG	06/20/15	8,900	1.00%	Dow Jones CDX NA IG 14 5Y	(105,018)	(67,533)	(37,485)

					$415,348	$(156,053)	$571,401

(1)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Total Return swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount# (000)	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America N.A.	08/31/11	$382	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA – 6bps.	$(72,366)	$—	$(72,366)

Bank of America N.A.	10/31/11	9,546	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA – 6bps.	(1,808,217)	—	(1,808,217)

Barclays Bank PLC	07/27/11	21,910	Receive fixed payments on the Dow Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	87,020	—	87,020

Barclays Bank PLC	07/27/11	30,770	Receive fixed payments on the Dow Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	176,253	—	176,253

Citigroup, Inc.	07/27/11	25,860	Pay fixed payments on the Dow Jones-UBS Commodity Total Return Index and receive variable payments based on the U.S. Treasury Bill.	151,403	—	151,403

Credit Suisse International	08/31/11	3,496	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA – 10bps.	(734,212)	—	(734,212)

Credit Suisse International	01/31/12	9,891	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA – 10bps.	(1,873,605)	—	(1,873,605)

Deutsche Bank AG	12/31/19	24	Pay $7.20 strike and receive variance based on Dec 2019 Natural Gas future	13	—	13

Deutsche Bank AG	07/15/11	90	Pay $0.1225 strike and receive variance based on Aug 2011 WIT Crude future	2,105	—	2,105

Deutsche Bank AG	07/15/11	140	Pay $0.13323 strike and receive variance based on Aug 2011 WIT Crude future	6,164	—	6,164

Deutsche Bank AG	07/15/11	150	Pay $0.14063 strike and receive variance based on Aug 2011 WIT Crude future	10,340	—	10,340

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Total Return swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	07/27/11	2,460	Receive fixed payments on the Dow Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	$22	$—	$22
Goldman Sachs
Capital Markets, L.P.	08/12/11	2,000	Pay $0.0324225 strike and receive variance based on GOLDLNPM	30,311	—	30,311
Morgan Stanley
Capital Services, Inc.	07/27/11	$15,470	Receive fixed payments on the Dow Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	115,184	19,329	95,855
Morgan Stanley
Capital Services, Inc.	07/27/11	30,770	Receive fixed payments on the Dow Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	180,180	—	180,180

# Notional Amount is shown in U.S. dollars unless otherwise stated.				$(3,729,405)	$19,329	$(3,748,734)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,015,536,005	$250,268,086	$—
Preferred Stocks	16,611,826	—	—
Rights	37,381	—	—
Asset-Backed Securities	—	57,146,483	5,660,005
Bank Loans	—	6,885,628	—
Commercial Mortgage-Backed Securities	—	22,645,254	—
Certificates of Deposit	—	6,591,019	—
Corporate Bonds	—	462,061,406	660,396
Foreign Government Bonds	—	184,664,571	—
Municipal Bonds	—	21,916,527	—
Residential Mortgage-Backed Securities	—	105,078,803	2,667,362
U.S. Government Agency Obligations	—	34,545,942	—
U.S. Government Mortgage-Backed Obligations	—	225,094,752	—
U.S. Treasury Obligations	—	378,110,463	—
Commercial Paper	—	2,194,256	—
Repurchase Agreement	—	174,200,000	—
Exchange Traded Funds	426,712,190	—	—
Affiliated Money Market Mutual Fund	653,651,402	—	—
Options Purchased	236,795	141,616	—
Options Written	(710,544)	(709,253)	(877,432)
Short Sales – U.S. Government Mortgage-Backed Obligations	—	(63,468,498)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (cont’d.)
Other Financial Instruments*
Futures	$6,528,927	$—	$—
Foreign Forward Currency Contracts	—	(2,245,744)	—
Interest Rate Swaps	—	(1,224,731)	—
Credit Default Swaps	—	3,232,301	—
Total Return Swaps	—	(3,748,734)	—

Total	$3,118,603,982	$1,863,380,147	$8,110,331

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (6.8% represents investments purchased with collateralfrom securities on loan)	14.8%
Exchange Traded Funds	9.6
U.S. Treasury Obligations	8.6
U.S. Government Mortgage-Backed Securities	5.1
Banks	4.2
Foreign Government Bonds	4.2
Repurchase Agreements	3.9
Oil & Gas	3.7
Chemicals	3.5
Financial – Bank & Trust	3.1
Financial Services	2.9
Retail	2.6
Residential Mortgage-Backed Securities	2.4
Diversified Financial Services	2.3
Media	2.2
Internet	2.1
Pharmaceuticals	2.1
Insurance	2.0
Computer Services & Software	2.0
Metals & Mining	1.9
Oil, Gas and Consumable Fuels	1.8
Telecommunications	1.6
Asset-Backed Securities	1.4
Retail & Merchandising	1.4
Diversified Manufacturing	1.2
Consumer Products & Services	1.1
Software	1.0
Aerospace & Defense	1.0
Transportation	0.9
Commercial Banks	0.9
Diversified Machinery	0.9
Electric	0.9
Automobile Manufacturers	0.8
Hotels, Restaurants & Leisure	0.8
U.S. Government Agency Obligations	0.8
Medical Supplies & Equipment	0.7
Real Estate	0.7
Foods	0.6
Beverages	0.6
Electronics	0.6
Biotechnology	0.5

Machinery & Equipment	0.5%
Commercial Mortgage-Backed Securities	0.5
Commercial Services	0.5
Municipal Bonds	0.5
Pipelines	0.5
Electronic Components	0.4
Oil & Gas Services	0.4
Holding Companies – Diversified	0.4
Diversified Telecommunication Services	0.4
Utilities	0.4
Distribution/Wholesale	0.4
Industrial Conglomerates	0.4
Engineering/Construction	0.4
Building Materials	0.4
Airlines	0.3
Apparel	0.3
Paper & Forest Products	0.3
Lumber & Wood Products	0.3
Semiconductors	0.3
Lodging	0.2
Auto/Truck Parts & Equipment	0.2
Investment Companies	0.2
Specialty Retail	0.2
Agriculture	0.2
Iron/Steel	0.2
Entertainment & Leisure	0.2
Wireless Telecommunication Services	0.2
Capital Markets	0.2
Bank Loans	0.2
Containers & Packaging	0.2
Certificates of Deposit	0.1
Gas Distribution	0.1
Real Estate Investment Trusts	0.1
Savings & Loan	0.1
Multimedia	0.1
Healthcare Services	0.1
Diversified Operations	0.1
Automotive Parts	0.1
Construction	0.1
Home Furnishings	0.1

114.2
Options Written and Securities Sold Short	(1.5)
Other liabilities in excess of other assets	(12.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk.

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$1,180,493	*	Due to broker-variation margin	$129,431	*
Interest rate contracts	Unrealized appreciation on swap agreements	804,211		Unrealized depreciation on swap agreements	2,028,942
Interest rate contracts	Premiums paid for swap agreements	965,147		Premiums received for swap agreements	287,008
Interest rate contracts	Unaffiliated investments	142,581		Written options outstanding, at value	1,915,197
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	4,131,226		Unrealized depreciation on foreign currency forward contracts	6,376,970
Foreign exchange contracts	—	—		Written options outstanding, at value	33,370
Credit contracts	Unrealized appreciation on swap agreements	3,928,608		Unrealized depreciation on swap agreements	696,307
Credit contracts	Premiums paid for swap agreements	1,165,999		Premiums received for swap agreements	1,591,642
Credit contracts	—	—		Written options outstanding, at value	92,472
Equity contracts	Due to broker-variation margin	5,484,265	*	—	—
Equity contracts	Unrealized appreciation on swap agreements	739,666		Unrealized depreciation on swap agreements	4,488,400
Equity contracts	Premiums paid for swap agreements	19,329		—	—
Equity contracts	Unaffiliated investments	37,381		—	—
Commodity contracts	Due to broker-variation margin	130,750	*	Due to broker-variation margin	137,150	*
Commodity contracts	Unaffiliated investments	235,830		Written options outstanding, at value	256,190

Total		$18,965,486			$18,033,079

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$(83,069)	$267,039	$1,246,936	$(1,242,015)	$—	$188,891
Foreign exchange contracts	—	—	(10,406)	518,317	—	(9,851,383)	(9,343,472)
Credit contracts	—	—	—	245,474	796,700	—	1,042,174
Equity contracts	(33,791)	—	5,122,807	—	14,371,387	—	19,460,403
Commodity contracts	—	—	165,837	—	—	—	165,837

Total	$(33,791)	$(83,069)	$5,545,277	$2,010,727	$13,926,072	$(9,851,383)	$11,513,833

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$4,633	$1,881,509	$1,331,450	$(1,396,302)	$—	$1,821,290
Foreign exchange contracts	—	—	—	(11,033)	—	(2,998,645)	(3,009,678)
Credit contracts	—	—	—	(247,513)	(4,678)	—	(252,191)
Equity contracts	(210,525)	—	2,876,487	—	(4,852,736)	—	(2,186,774)
Commodity contracts	—	55,657	(65,520)	(74,492)	—	—	(84,355)

Total	$(210,525)	$60,290	$4,692,476	$998,412	$(6,253,716)	$(2,998,645)	$(3,711,708)

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts – Long Positions(3)	Futures Contracts – Short Positions(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(5)	Interest Rate Swap Agreements(6)	Credit Default Swap Agreements – Buy Protection(6)	Credit Default Swap Agreements – Sell Protection(6)	Total Return Swap Agreements(6)

$184,446	$2,856,210	$901,813,280	$3,406,267	$160,368,327	$371,809,221	$162,414,920	$58,501,465	$126,828,066	$142,975,336

(1)	Cost.
(2)	Premium Received.
(3)	Value at Trade Date.
(4)	Value at Settlement Date Payable.
(5)	Value at Settlement Date Receivable.
(6) Notional	Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value, including securities on loan of $295,648,184:
Unaffiliated investments (cost $4,093,574,333)	$4,399,666,766
Affiliated investments (cost $653,651,402)	653,651,402
Cash	9,700,890
Deposit with broker	41,000
Foreign currency, at value (cost $8,776,542)	8,877,851
Receivable for investments sold	110,487,060
Dividends and interest receivable	14,940,406
Unrealized appreciation on swap agreements	5,472,485
Unrealized appreciation on foreign currency forward contracts	4,131,226
Receivable for fund share sold	3,765,334
Premiums paid for swap agreements	2,150,475
Tax reclaim receivable	1,589,330
Prepaid expenses	2,695

Total Assets	5,214,476,920

LIABILITIES:
Payable for investments purchased	401,647,044
Payable to broker for collateral for securities on loan	299,941,693
Securities sold short, at value
(proceeds received $63,587,562)	63,468,498
Unrealized depreciation on swap agreements	7,213,649
Unrealized depreciation on foreign currency forward contracts	6,376,970
Due to broker	5,040,000
Written options outstanding, at value (premiums received $2,929,837)	2,297,229
Premiums received for swap agreements	1,878,650
Advisory fees payable	1,383,621
Due to broker-variation margin	965,528
Accrued expenses and other liabilities	268,940
Payable for fund share repurchased	188,675
Shareholder servicing fees payable	17,993
Affiliated transfer agent fee payable	524

Total Liabilities	790,689,014

NET ASSETS	$4,423,787,906

Net assets were comprised of:
Paid-in capital	$4,122,409,403
Retained earnings	301,378,503

Net assets, June 30, 2011	$4,423,787,906

Net asset value and redemption price per share, $4,423,787,906 / 390,583,777 outstanding shares of beneficial interest	$11.33

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $1,549,752 foreign withholding tax)	$34,463,424
Unaffiliated interest income	24,767,965
Affiliated income from securities lending, net	814,783
Affiliated dividend income	329,153

60,375,325

EXPENSES
Advisory fees	17,109,191
Shareholder servicing fees and expenses	2,012,846
Custodian and accounting fees	513,000
Audit fee	32,000
Trustees’ fees	18,000
Insurance expenses	16,000
Commitment fee on syndicated credit agreement	8,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	4,000
Miscellaneous	24,325

Total expenses	19,749,362
Less: shareholder servicing fee waiver	(492,279)

Net expenses	19,257,083

NET INVESTMENT INCOME	41,118,242

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions and other assets	74,897,672
Futures transactions	5,545,277
Options written transactions	2,010,727
Short sales transactions	(1,267,421)
Swap agreement transactions	13,926,072
Foreign currency transactions	(6,999,505)

88,112,822

Net change in unrealized appreciation (depreciation) on:
Investments and other assets	46,158,668
Futures	4,692,476
Options written	998,412
Short sales	49,696
Swap agreements	(6,253,716)
Foreign currencies	(2,736,099)

42,909,437

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	131,022,259

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$172,140,501

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$41,118,242	$39,889,268
Net realized gain on investment and foreign currency transactions	88,112,822	126,940,914
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	42,909,437	173,966,935

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	172,140,501	340,797,117

DISTRIBUTIONS	(39,887,894)	(26,075,156)

FUND SHARE TRANSACTIONS:
Fund share sold [72,829,407 and 154,734,401 shares, respectively]	818,562,932	1,568,858,972
Fund share issued in reinvestment of distributions [3,609,764 and 2,721,833 shares, respectively]	39,887,894	26,075,156
Fund share repurchased [6,500,651 and 44,549,150 shares, respectively]	(72,715,979)	(425,635,344)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	785,734,847	1,169,298,784

TOTAL INCREASE IN NET ASSETS	917,987,454	1,484,020,745
NET ASSETS:
Beginning of period	3,505,800,452	2,021,779,707

End of period	$4,423,787,906	$3,505,800,452

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 96.3%		Value (Note 2)
COMMON STOCKS	Shares

Advertising — 0.5%
Interpublic Group of Cos., Inc. (The)	106,700	$1,333,750

Aerospace & Defense — 2.6%
Northrop Grumman Corp	68,400	4,743,540
Raytheon Co.	38,400	1,914,240

		6,657,780

Agriculture — 1.5%
Bunge Ltd. (Bermuda)	37,100	2,558,045
Philip Morris International, Inc.	11,200	747,824
Reynolds American, Inc.	12,800	474,240

		3,780,109

Airlines — 0.7%
Delta Air Lines, Inc.*	205,100	1,880,767

Automobile Manufacturers — 1.5%
Ford Motor Co.*(a)	85,800	1,183,182
General Motors Co.*	89,600	2,720,256

		3,903,438

Automotive Parts & Equipment — 1.4%
Lear Corp.	39,200	2,096,416
TRW Automotive Holdings Corp.*	26,300	1,552,489

		3,648,905

Banks — 3.3%
Capital One Financial Corp.	16,800	868,056
Citigroup, Inc.	180,800	7,528,512

		8,396,568

Beverages — 0.8%
Constellation Brands, Inc.
(Class A Stock)*	93,700	1,950,834

Biotechnology — 1.9%
Amgen, Inc.*	32,700	1,908,045
Gilead Sciences, Inc.*	67,200	2,782,752

		4,690,797

Chemicals — 2.0%
Dow Chemical Co. (The)	92,900	3,344,400
LyondellBasell Industries NV (Class A Stock) (Netherlands)	42,600	1,640,952

		4,985,352

Commercial Services — 0.7%
Moody’s Corp.(a)	47,200	1,810,120

Computer Hardware — 2.3%
Dell, Inc.*	129,900	2,165,433
Hewlett-Packard Co.	99,700	3,629,080

		5,794,513

Conglomerates — 1.4%
Altria Group, Inc.	131,200	3,464,992

Consumer Products & Services — 2.2%
Procter & Gamble Co. (The)	88,500	5,625,945

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Diversified Manufacturing — 1.5%
Ingersoll-Rand PLC (Ireland)	62,200	$2,824,502
Parker Hannifin Corp.	11,600	1,040,984

		3,865,486

Electric — 2.1%
CMS Energy Corp.(a)	65,000	1,279,850
DTE Energy Co.	46,000	2,300,920
Edison International	7,300	282,875
NV Energy, Inc.	92,000	1,412,200

		5,275,845

Electronic Components & Equipment — 2.7%
General Electric Co.	363,800	6,861,268

Engineering & Construction — 0.5%
McDermott International, Inc.*	58,000	1,148,980

Entertainment & Leisure — 0.3%
Royal Caribbean Cruises Ltd. (Liberia)*(a)	17,400	654,936

Financial – Bank & Trust — 3.3%
Bank of America Corp.	290,800	3,187,168
Wells Fargo & Co.	185,000	5,191,100

		8,378,268

Financial Services — 3.4%
JPMorgan Chase & Co.	190,100	7,782,694
Morgan Stanley	39,400	906,594

		8,689,288

Food — 2.7%
ConAgra Foods, Inc	43,700	1,127,897
Kroger Co. (The)	128,200	3,179,360
Safeway, Inc	14,200	331,854
Smithfield Foods, Inc.*	36,400	796,068
Tyson Foods, Inc. (Class A Stock)	67,800	1,316,676

		6,751,855

Gas — 1.0%
CenterPoint Energy, Inc.	66,400	1,284,840
UGI Corp.	40,400	1,288,356

		2,573,196

Healthcare Products — 3.2%
Johnson & Johnson	122,400	8,142,048

Healthcare Providers & Services — 4.2%
Aetna, Inc.	14,800	652,532
Health Net, Inc.*	31,000	995,720
UnitedHealth Group, Inc.(a)	77,900	4,018,082
WellPoint, Inc.	63,400	4,994,018

		10,660,352

Home Builders — 0.6%
NVR, Inc.*	2,100	1,523,508

Household Products/Wares — 0.5%
Fortune Brands, Inc.	20,200	1,288,154

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Insurance — 3.6%
ACE Ltd. (Switzerland)	30,400	$2,000,928
Allstate Corp. (The)	24,000	732,720
Berkshire Hathaway, Inc. (Class B Stock)*	21,000	1,625,190
Chubb Corp. (The)	11,400	713,754
PartnerRe Ltd. (Bermuda)	10,000	688,500
Travelers Cos., Inc. (The)	57,100	3,333,498

		9,094,590

Iron & Steel — 0.1%
Reliance Steel & Aluminum Co.	4,800	238,320

Media — 6.4%
CBS Corp. (Class B Stock)	22,700	646,723
Comcast Corp. (Class A Stock)	213,900	5,420,226
DIRECTV (Class A Stock)*(a)	41,300	2,098,866
Gannett Co., Inc.(a)	86,500	1,238,680
McGraw-Hill Cos., Inc. (The)(a)	34,800	1,458,468
News Corp. (Class A Stock)	155,700	2,755,890
Time Warner Cable, Inc.	33,000	2,575,320

		16,194,173

Metal Fabricate/Hardware
Commercial Metals Co.	5,800	83,230

Metals & Mining — 1.0%
Alcoa, Inc.	151,100	2,396,446

Movies & Entertainment — 1.1%
Viacom, Inc. (Class B Stock)	56,000	2,856,000

Oil & Gas — 15.2%
Anadarko Petroleum Corp.	26,900	2,064,844
Chevron Corp	71,500	7,353,060
ConocoPhillips	85,300	6,413,707
Devon Energy Corp.	64,300	5,067,483
Ensco PLC, ADR (United Kingdom)	46,500	2,478,450
Hess Corp.	45,500	3,401,580
Marathon Oil Corp.	93,200	4,909,776
Murphy Oil Corp	6,300	413,658
Nabors Industries Ltd. (Bermuda)*	89,900	2,215,136
Nexen, Inc. (Canada)	89,100	2,004,750
Tesoro Corp.*(a)	35,800	820,178
Transocean Ltd. (Switzerland)	9,700	626,232
Valero Energy Corp.	21,400	547,198

		38,316,052

Pharmaceuticals — 6.9%
AstraZeneca PLC, ADR (United Kingdom)(a)	82,300	4,120,761
Forest Laboratories, Inc.*	10,600	417,004
Merck & Co., Inc.	91,000	3,211,390
Pfizer, Inc.	469,200	9,665,520

		17,414,675

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Retail — 3.6%
GameStop Corp. (Class A Stock)*(a)	30,900	$824,103
Gap, Inc. (The)(a)	91,000	1,647,100
Limited Brands, Inc.	39,700	1,526,465
Lowe’s Cos., Inc	126,100	2,939,391
Office Depot, Inc.*(a)	151,100	637,642
Ross Stores, Inc.	17,600	1,410,112

		8,984,813

Retail & Merchandising — 0.5%
Foot Locker, Inc.(a)	51,400	1,221,264

Semiconductors — 1.3%
Advanced Semiconductor Engineering, Inc., ADR (Taiwan)(a)	109,500	617,580
Intel Corp.	60,000	1,329,600
Lam Research Corp.*	27,400	1,213,272

		3,160,452

Software — 0.2%
Microsoft Corp.	19,600	509,600

Telecommunications — 7.6%
AT&T, Inc.	286,400	8,995,824
CenturyLink, Inc	70,500	2,850,315
Cisco Systems, Inc.	119,400	1,863,834
Corning, Inc.	106,100	1,925,715
Motorola Solutions, Inc.*	48,700	2,242,148
Verizon Communications, Inc.	38,000	1,414,740

		19,292,576

TOTAL LONG-TERM INVESTMENTS (cost $222,034,502)		243,499,245

SHORT-TERM INVESTMENT — 10.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $27,605,259; includes $20,896,862 of cash collateral for securities on loan)(b)(w)(Note 4)	27,605,259	27,605,259

TOTAL INVESTMENTS — 107.2% (cost $249,639,761)		271,104,504
Liabilities in excess of other assets — (7.2)%		(18,121,142)

NET ASSETS — 100.0%		$252,983,362

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,492,581; cash collateral of $20,896,862 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$243,499,245	$—	$—
Affiliated Money Market Mutual Fund	27,605,259	—	—

Total	$271,104,504	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Oil & Gas	15.2%
Affiliated Money Market Mutual Fund (8.3% represents investments purchased with collateral from securities on loan)	10.9
Telecommunications	7.6
Pharmaceuticals	6.9
Media	6.4
Healthcare Providers & Services	4.2
Insurance	3.6
Retail	3.6
Financial Services	3.4
Banks	3.3
Financial – Bank & Trust	3.3
Healthcare Products	3.2
Electronic Components & Equipment	2.7
Food	2.7
Aerospace & Defense	2.6
Computer Hardware	2.3
Consumer Products & Services	2.2
Electric	2.1
Chemicals	2.0
Biotechnology	1.9
Automobile Manufacturers	1.5

Diversified Manufacturing	1.5%
Agriculture	1.5
Automotive Parts & Equipment	1.4
Conglomerates	1.4
Semiconductors	1.3
Movies & Entertainment	1.1
Gas	1.0
Metals & Mining	1.0
Beverages	0.8
Airlines	0.7
Commercial Services	0.7
Home Builders	0.6
Advertising	0.5
Household Products/Wares	0.5
Retail & Merchandising	0.5
Engineering & Construction	0.5
Entertainment & Leisure	0.3
Software	0.2
Iron & Steel	0.1

107.2
Liabilities in excess of other assets	(7.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value, including securities on loan of $20,492,581:
Unaffiliated investments (cost $222,034,502)	$243,499,245
Affiliated investments (cost $27,605,259)	27,605,259
Cash	493,972
Receivable for investments sold	1,839,386
Dividends receivable	321,518
Receivable for fund share sold	218,256
Tax claim receivable	4,371
Prepaid expenses	1,956

Total Assets	273,983,963

LIABILITIES:
Payable to broker for collateral for securities on loan	20,896,862
Advisory fees payable	60,651
Accrued expenses and other liabilities	41,020
Shareholder servicing fees payable	1,368
Affiliated transfer agent fee payable	524
Payable for fund share repurchased	176

Total Liabilities	21,000,601

NET ASSETS	$252,983,362

Net assets were comprised of:
Paid-in capital	$291,805,168
Retained earnings	(38,821,806)

Net assets, June 30, 2011	$252,983,362

Net asset value and redemption price per share, $252,983,362 / 29,111,692 outstanding shares of beneficial interest	$8.69

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $6,273 foreign withholding tax)	$2,672,216
Affiliated income from securities lending, net	33,547
Affiliated dividend income	5,168

2,710,931

EXPENSES
Advisory fees	936,014
Shareholder servicing fees and expenses	124,802
Custodian and accounting fees	35,000
Audit fee	9,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	4,000
Legal fees and expenses	3,000
Shareholders’ reports	2,000
Commitment fee on syndicated credit agreement	2,000
Insurance expenses	1,000
Miscellaneous	5,402

Total expenses	1,128,218
Less: advisory fee waiver and/or expense reimbursement	(29,962)

Net expenses	1,098,256

NET INVESTMENT INCOME	1,612,675

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	14,380,795
Net change in unrealized appreciation (depreciation) on investments	(3,623,013)

NET GAIN ON INVESTMENTS	10,757,782

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,370,457

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,612,675	$2,484,974
Net realized gain (loss) on investment transactions	14,380,795	(5,276,124)
Net change in unrealized appreciation (depreciation) on investments	(3,623,013)	27,827,791

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	12,370,457	25,036,641

DISTRIBUTIONS	(2,483,737)	(2,714,623)

FUND SHARE TRANSACTIONS:
Fund share sold [3,033,022 and 8,914,975 shares, respectively]	26,506,994	67,912,040
Fund share issued in reinvestment of distributions [295,683 and 368,835 shares, respectively]	2,483,737	2,714,623
Fund share repurchased [2,270,899 and 6,710,106 shares, respectively]	(19,809,618)	(49,435,264)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	9,181,113	21,191,399

CAPITAL CONTRIBUTIONS (NOTE 4)
Proceeds from regulatory settlement	74,431	—

TOTAL INCREASE IN NET ASSETS	19,142,264	43,513,417
NET ASSETS:
Beginning of period	233,841,098	190,327,681

End of period	$252,983,362	$233,841,098

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS	Shares	Value (Note 2)

Advertising
Interpublic Group of Cos., Inc. (The)	2,821	$35,263

Aerospace — 2.9%
General Dynamics Corp.	40,183	2,994,437
Lockheed Martin Corp.	844	68,339
Northrop Grumman Corp.	41,379	2,869,633
Raytheon Co.	12,922	644,162
United Technologies Corp.	25,425	2,250,367

		8,826,938

Apparel — 0.8%
VF Corp.(a)	23,240	2,522,934

Automobile Manufacturers — 0.6%
Ford Motor Co.*(a)	141,542	1,951,864

Automotive Parts — 1.0%
Magna International, Inc. (Class A Stock) (Canada)	16,362	884,203
TRW Automotive Holdings Corp.*	36,671	2,164,689

		3,048,892

Beverages — 1.8%
Coca-Cola Co. (The)	26,300	1,769,727
Coca-Cola Enterprises, Inc.	25,605	747,154
Dr. Pepper Snapple Group, Inc.	64,409	2,700,669
PepsiCo, Inc.	3,937	277,283

		5,494,833

Biotechnology — 1.7%
Amgen, Inc.*	40,110	2,340,418
Biogen Idec, Inc.*(a)	26,777	2,862,997

		5,203,415

Cable Television — 1.1%
Comcast Corp. (Class A Stock)	135,956	3,445,125

Chemicals — 2.3%
E.I. du Pont de Nemours & Co.	57,048	3,083,445
Minerals Technologies, Inc.	2,218	147,031
Monsanto Co.	11,119	806,572
OM Group, Inc.*	10,849	440,903
PPG Industries, Inc.	26,896	2,441,888

		6,919,839

Coal
Arch Coal, Inc.	2,777	74,035

Commercial Services — 1.0%
Convergys Corp.*	56,803	774,793
Global Payments, Inc.	3,439	175,389
H&R Block, Inc.	125,785	2,017,591

		2,967,773

Computer Hardware — 6.3%
Apple, Inc.*	17,319	5,813,469
Dell, Inc.*	180,458	3,008,235
EMC Corp.*	22,955	632,410
Hewlett-Packard Co.	16,409	597,287
International Business Machines Corp.	43,238	7,417,479

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Computer Hardware (cont’d.)
Western Digital Corp.*	43,621	$1,586,932

		19,055,812

Computer Services & Software — 4.3%
Accenture PLC (Class A Stock) (Ireland)	40,418	2,442,055
Computer Sciences Corp.	33,028	1,253,743
Intuit, Inc.*	9,479	491,581
Lexmark International, Inc. (Class A Stock)*	36,339	1,063,279
Microsoft Corp.	288,207	7,493,382
Research In Motion Ltd. (Canada)*	4,767	137,528

		12,881,568

Conglomerates — 0.9%
Philip Morris International, Inc.	39,622	2,645,561

Construction — 0.4%
KBR, Inc.	29,955	1,129,004

Consumer Products & Services — 5.8%
American Greetings Corp. (Class A Stock)	4,610	110,825
Johnson & Johnson	99,402	6,612,221
Kimberly-Clark Corp.(a)	37,504	2,496,266
Procter & Gamble Co. (The)	89,914	5,715,833
Reynolds American, Inc.	64,981	2,407,546
Whirlpool Corp.	1,760	143,123

		17,485,814

Diversified Financial Services — 1.7%
American Express Co.	31,779	1,642,974
Ameriprise Financial, Inc.	7,749	446,963
Legg Mason, Inc.	74,978	2,456,279
NASDAQ OMX Group, Inc. (The)*(a)	20,241	512,097

		5,058,313

Educational Services — 0.8%
ITT Educational Services, Inc.*(a)	29,217	2,285,938

Electric — 0.9%
FirstEnergy Corp.	58,855	2,598,448

Electronic Components & Equipment — 4.3%
Emerson Electric Co.	18,616	1,047,150
General Electric Co.	287,220	5,416,969
Parker Hannifin Corp.	26,750	2,400,545
TE Connectivity Ltd. (Switzerland)	61,228	2,250,741
Vishay Intertechnology, Inc.*(a)	123,342	1,855,064

		12,970,469

Energy Services — 0.7%
Integrys Energy Group, Inc.	38,244	1,982,569
NRG Energy, Inc.*(a)	3,186	78,312

		2,060,881

Engineering & Construction — 1.0%
Fluor Corp.	17,055	1,102,776
URS Corp.*	39,852	1,782,979

		2,885,755

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Entertainment & Leisure — 0.2%
Polaris Industries, Inc.	6,082	$676,136

Financial – Bank & Trust — 3.2%
Bank of America Corp.	91,537	1,003,245
CapitalSource, Inc.	6,958	44,879
Citigroup, Inc.	48,079	2,002,010
U.S. Bancorp	101,711	2,594,648
Wells Fargo & Co.	148,568	4,168,818

		9,813,600

Financial Services — 2.3%
Bank of New York Mellon Corp. (The)	86,872	2,225,661
JPMorgan Chase & Co.	112,952	4,624,255

		6,849,916

Food — 1.7%
H.J. Heinz Co.	3,820	203,530
Hershey Co. (The)	40,324	2,292,419
Sara Lee Corp.	26,878	510,413
Tyson Foods, Inc. (Class A Stock)	110,697	2,149,736

		5,156,098

Healthcare Products — 0.5%
Zimmer Holdings, Inc.*	22,921	1,448,607

Healthcare Services — 2.8%
Humana, Inc.	37,260	3,000,920
Magellan Health Services, Inc.*	29,775	1,629,884
UnitedHealth Group, Inc.	72,669	3,748,267
WellCare Health Plans, Inc.*	2,808	144,359

		8,523,430

Hotels & Motels — 0.1%
Wyndham Worldwide Corp.	8,627	290,299

Insurance — 4.5%
ACE Ltd. (Switzerland)	38,127	2,509,519
Allied World Assurance Co. Holdings Ltd. (Switzerland)	14,911	858,575
American Financial Group, Inc.	61,530	2,196,006
Aspen Insurance Holdings Ltd. (Bermuda)	35,788	920,825
Berkshire Hathaway, Inc. (Class B Stock)*	15,260	1,180,972
Hartford Financial Services Group, Inc. (The)	6,671	175,914
Principal Financial Group, Inc.	81,652	2,483,854
Sun Life Financial, Inc. (Canada)	63,899	1,922,082
Willis Group Holdings PLC (Ireland) .	36,643	1,506,394

		13,754,141

Internet Services — 1.4%
AOL, Inc.*(a)	52,906	1,050,713
Cisco Systems, Inc.	26,146	408,139
eBay, Inc.*	1,075	34,690
Expedia, Inc.(a)	21,183	614,095
Google, Inc. (Class A Stock)*	4,164	2,108,567
IAC/InterActiveCorp*(a)	372	14,199

		4,230,403

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Machinery & Equipment — 0.2%
Sauer-Danfoss, Inc.*	9,750	$491,303

Media — 2.2%
CBS Corp. (Class B Stock)	45,495	1,296,153
DIRECTV (Class A Stock)*(a)	33,606	1,707,857
McGraw-Hill Cos., Inc. (The)	14,452	605,683
Time Warner, Inc.	87,987	3,200,087

		6,809,780

Medical Supplies & Equipment — 0.7%
Becton, Dickinson and Co.	25,799	2,223,100

Metals & Mining — 2.9%
Caterpillar, Inc.	26,797	2,852,809
Freeport-McMoRan Copper & Gold, Inc.	64,743	3,424,905
Newmont Mining Corp.	44,217	2,386,391
Teck Resources Ltd. (Class B Stock) (Canada)	2,120	107,569

		8,771,674

Miscellaneous Manufacturing — 1.2%
3M Co.	78	7,398
Eaton Corp.	50,093	2,577,285
Honeywell International, Inc.	16,464	981,090

		3,565,773

Oil & Gas — 12.9%
Chevron Corp.	71,806	7,384,529
Complete Production Services, Inc.*	10,084	336,402
ConocoPhillips	63,113	4,745,467
Exxon Mobil Corp.	123,869	10,080,459
Marathon Oil Corp.	57,158	3,011,084
Murphy Oil Corp.	35,917	2,358,310
National Oilwell Varco, Inc.	7,073	553,179
Occidental Petroleum Corp.	42,903	4,463,628
Schlumberger Ltd. (Curacao)	8,375	723,600
SEACOR Holdings, Inc.(a)	20,271	2,026,289
Transocean Ltd. (Switzerland)	20,942	1,352,016
Valero Energy Corp.	82,167	2,101,010

		39,135,973

Paper & Forest Products — 0.6%
Domtar Corp.	20,498	1,941,571

Pharmaceuticals — 5.2%
Abbott Laboratories	57,859	3,044,540
Bristol-Myers Squibb Co.	83,923	2,430,410
Cephalon, Inc.*(a)	15,635	1,249,236
Eli Lilly & Co.	89,041	3,341,709
Forest Laboratories, Inc.*	1,649	64,872
Merck & Co., Inc.	57,214	2,019,082
Pfizer, Inc.	170,663	3,515,658

		15,665,507

Railroads — 0.9%
CSX Corp.	101,580	2,663,428

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Real Estate Investment Trusts — 1.1%
Public Storage, Inc.	4,051	$461,854
Rayonier, Inc.	27,202	1,777,651
Simon Property Group, Inc.	10,049	1,167,995

		3,407,500

Restaurants — 0.6%
McDonald’s Corp.	20,323	1,713,635

Retail — 0.7%
Dillard’s, Inc. (Class A Stock)	24,377	1,271,017
GameStop Corp. (Class A Stock)*	29,027	774,150
PetSmart, Inc.	1,713	77,719

		2,122,886

Retail & Merchandising — 3.0%
Cash America International, Inc.(a) .	30,202	1,747,790
Lowe’s Cos., Inc.	48,926	1,140,465
Target Corp.	6,783	318,190
Wal-Mart Stores, Inc.	13,069	694,487
Walgreen Co.	70,659	3,000,181
Williams-Sonoma, Inc.(a)	61,831	2,256,213

		9,157,326

Semiconductors — 3.3%
Intel Corp.	238,649	5,288,462
LSI Corp.*	313,314	2,230,796
Micron Technology, Inc.*	106,630	797,592
Teradyne, Inc.*(a)	117,250	1,735,300

		10,052,150

Software — 1.1%
Activision Blizzard, Inc.	21,564	251,868
Electronic Arts, Inc.*	3,159	74,552
Oracle Corp.	91,270	3,003,696

		3,330,116

Telecommunications — 3.9%
AT&T, Inc.	199,757	6,274,367
Corning, Inc.	5,636	102,294
Motorola Solutions, Inc.*	2,272	104,603
Sprint Nextel Corp.*	13,170	70,986
Verizon Communications, Inc.	138,423	5,153,488

		11,705,738

Transportation — 1.1%
United Parcel Service, Inc. (Class B Stock)	46,129	3,364,188

Utilities — 0.8%
Ameren Corp.(a)	5,699	164,359
Entergy Corp.	27,156	1,854,212
Exelon Corp.	9,284	397,726

		2,416,297

TOTAL LONG-TERM INVESTMENTS
(cost $264,141,521)		300,829,049

SHORT-TERM INVESTMENTS — 8.5%
Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. GOVERNMENT AGENCY OBLIGATION — 0.5%
Federal Home Loan Bank(n)
(cost $1,445,000)
0.001%	07/01/11	$1,445	$1,445,000

		Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 8.0%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $24,338,599; includes $24,335,911 of cash collateral for securities on loan)(b)(w)(Note 4)		24,338,599	24,338,599

TOTAL SHORT-TERM INVESTMENTS
(cost $25,783,599)			25,783,599

TOTAL INVESTMENTS — 107.9%
(cost $289,925,120)			326,612,648
Liabilities in excess of other assets — (7.9)%			(23,894,030)

NET ASSETS — 100.0%			$302,718,618

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,965,757; cash collateral of $24,335,911 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 –Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$300,829,049	$—	$—
U.S. Government Agency Obligation	—	1,445,000	—
Affiliated Money Market Mutual Fund	24,338,599	—	—

Total	$325,167,648	$1,445,000	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Oil & Gas	12.9%
Affiliated Money Market Mutual Fund (8.0% represents investments purchased with collateral from securities on loan)	8.0
Computer Hardware	6.3
Consumer Products & Services	5.8
Pharmaceuticals	5.2
Insurance	4.5
Electronic Components & Equipment	4.3
Computer Services & Software	4.3
Telecommunications	3.9
Semiconductors	3.3
Financial – Bank & Trust	3.2
Retail & Merchandising	3.0
Aerospace	2.9
Metals & Mining	2.9
Healthcare Services	2.8
Chemicals	2.3
Financial Services	2.3
Media	2.2
Beverages	1.8
Biotechnology	1.7
Food	1.7
Diversified Financial Services	1.7
Internet Services	1.4
Miscellaneous Manufacturing	1.2
Cable Television	1.1

Real Estate Investment Trusts	1.1%
Transportation	1.1
Software	1.1
Automotive Parts	1.0
Commercial Services	1.0
Engineering & Construction	1.0
Railroads	0.9
Conglomerates	0.9
Electric	0.9
Apparel	0.8
Utilities	0.8
Educational Services	0.8
Medical Supplies & Equipment	0.7
Retail	0.7
Energy Services	0.7
Automobile Manufacturers	0.6
Paper & Forest Products	0.6
Restaurants	0.6
Healthcare Products	0.5
U.S. Government Agency Obligations	0.5
Construction	0.4
Entertainment & Leisure	0.2
Machinery & Equipment	0.2
Hotels & Motels	0.1

107.9
Liabilities in excess of other assets	(7.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2011; accordingly, no derivative positions were presented in the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$81,865

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$(29,300)

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

ASSETS:
Investments at value, including securities on loan of $23,965,757:
Unaffiliated investments (cost $265,586,521)	$302,274,049
Affiliated investments (cost $24,338,599)	24,338,599
Dividends and interest receivable	364,426
Receivable for investments sold	126,799
Receivable for fund share sold	105,040
Prepaid expenses	243

Total Assets	327,209,156

LIABILITIES:
Payable to broker for collateral for securities on loan	24,335,911
Advisory fees payable	97,752
Accrued expenses and other liabilities	45,806
Payable to custodian	8,581
Shareholder servicing fees payable	1,634
Affiliated transfer agent fee payable	524
Payable for fund share repurchased	330

Total Liabilities	24,490,538

NET ASSETS	$302,718,618

Net assets were comprised of:
Paid-in capital	$328,877,164
Retained earnings	(26,158,546)

Net assets, June 30, 2011	$302,718,618

Net asset value and redemption price per share, $302,718,618 / 22,481,106 outstanding shares of beneficial interest	$13.47

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $9,376 foreign withholding tax)	$3,168,136
Affiliated income from securities lending, net	13,967
Unaffiliated interest income	666
Affiliated dividend income	79

3,182,848

EXPENSES
Advisory fees	1,103,086
Shareholder servicing fees and expenses	147,078
Custodian and accounting fees	46,000
Audit fee	11,000
Trustees’ fees	5,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Insurance expenses	1,000
Loan interest expense (Note 7)	484
Miscellaneous	5,577

Total expenses	1,334,225
Less: advisory fee waiver and/or expense reimbursement	(10,039)

Net expenses	1,324,186

NET INVESTMENT INCOME	1,858,662

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	13,584,811
Futures transactions	81,865

13,666,676

Net change in unrealized appreciation (depreciation) on:
Investments	3,498,822
Futures	(29,300)

3,469,522

NET GAIN ON INVESTMENTS	17,136,198

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,994,860

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,858,662	$2,794,521
Net realized gain on investment transactions	13,666,676	8,337,061
Net change in unrealized appreciation (depreciation) on investments	3,469,522	18,118,046

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	18,994,860	29,249,628

DISTRIBUTIONS	(2,796,135)	(2,818,909)

FUND SHARE TRANSACTIONS:
Fund share sold [2,722,815 and 7,094,818 shares, respectively]	36,041,059	82,521,061
Fund share issued in reinvestment of distributions [216,755 and 254,185 shares, respectively]	2,796,135	2,818,909
Fund share repurchased [1,776,652 and 4,333,880 shares, respectively]	(23,301,553)	(47,998,494)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	15,535,641	37,341,476

CAPITAL CONTRIBUTIONS (NOTE 4)
Proceeds from regulatory settlement	23,240	—

TOTAL INCREASE IN NET ASSETS	31,757,606	63,772,195
NET ASSETS:
Beginning of period	270,961,012	207,188,817

End of period	$302,718,618	$270,961,012

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 96.6%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)

AST BlackRock Value Portfolio	48,752,108	$447,544,353
AST Federated Aggressive Growth Portfolio	5,419,575	52,353,099
AST Goldman Sachs Concentrated Growth Portfolio	14,757,395	419,110,006
AST Goldman Sachs Large-Cap Value Portfolio	8,980,963	149,802,467
AST Goldman Sachs Mid-Cap Growth Portfolio	4,750,721	25,606,387
AST Goldman Sachs Small-Cap Value Portfolio	2,365,388	26,208,496
AST High Yield Portfolio	19,724,768	143,793,559
AST International Growth Portfolio	35,559,360	410,710,613
AST International Value Portfolio	25,129,867	411,627,214
AST Jennison Large-Cap Growth Portfolio*	26,085,802	340,158,861
AST Jennison Large-Cap Value Portfolio	17,735,588	222,581,626
AST Large-Cap Value Portfolio	49,810,515	672,940,054
AST Lord Abbett Core Fixed-Income Portfolio	24,362,110	263,841,654
AST Marsico Capital Growth Portfolio	20,880,973	427,851,129
AST MFS Growth Portfolio	25,111,412	251,867,466
AST Mid-Cap Value Portfolio	3,640,777	46,128,639
AST Money Market Portfolio	143,618,278	143,618,278
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,129,778	26,414,201
AST Parametric Emerging Markets Equity Portfolio	6,091,067	59,875,189
AST PIMCO Limited Maturity Bond Portfolio	5,169,269	54,018,863
AST PIMCO Total Return Bond Portfolio	145,250,106	1,724,118,755
AST Small-Cap Growth Portfolio*	2,307,138	53,087,256
AST Small-Cap Value Portfolio	5,531,212	78,377,268
AST T. Rowe Price Global Bond Portfolio	22,146	246,267
AST T. Rowe Price Large-Cap Growth Portfolio*	19,425,279	251,751,622
AST T. Rowe Price Natural Resources Portfolio	1,655,702	37,965,240

LONG-TERM INVESTMENTS (Continued)
	Shares	Value (Note 2)

AST Western Asset Core Plus Bond Portfolio	63,703,308	$659,966,270

TOTAL LONG-TERM INVESTMENTS (cost $6,810,153,939)(w)		7,401,564,832

SHORT-TERM INVESTMENTS — 3.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 3.2%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund
(cost $239,825,164)(w)	239,825,164	239,825,164

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
0.075%	12/15/11	$250	249,907
0.101%	12/15/11	17,000	16,993,693

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,242,027)			17,243,600

TOTAL SHORT-TERM INVESTMENTS (cost $257,067,191)			257,068,764

TOTAL INVESTMENTS — 100.0% (cost $7,067,221,130)			7,658,633,596
Other assets in excess of liabilities(x)			3,445,851

NET ASSETS — 100.0%			$7,662,079,447

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Other assets in excess of liabilities includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation
Long Positions:
1,082	10 Year U.S. Treasury Notes	Sep. 2011	$131,758,859	$132,359,031	$600,172
155	CAC40 10 Euro	Jul. 2011	8,685,775	8,944,901	259,126
33	DAX Index	Sep. 2011	8,506,265	8,843,046	336,781
140	FTSE 100 Index	Sep. 2011	12,932,224	13,262,556	330,332
244	Russell 2000 Mini	Sep. 2011	19,131,034	20,139,760	1,008,726
502	S&P 500	Sep. 2011	159,651,200	165,095,250	5,444,050
129	Topix Index	Sep. 2011	12,900,801	13,612,260	711,459

					$8,690,646

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange-traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$7,641,389,996	$—	$—
U.S. Treasury Obligations	—	17,243,600	—
Other Financial Instruments*
Futures	8,690,646	—	—

Total	$7,650,080,642	$17,243,600	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2011 were as follows:

Investment Type
Core Bonds	35.2%
Large/Mid-Cap Growth	22.7
Large/Mid-Cap Value	20.1
International Value	5.4
International Growth	5.4
Affiliated Money Market Mutual Fund	5.1
High Yield	1.9
Small-Cap Growth	1.4
Small-Cap Value	1.3
Emerging Markets	0.8
Sector	0.5
U.S. Treasury Obligations	0.2

100.0
Other assets in excess of liabilities	— *

100.0%

*Less than 0.05%.

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest rate contracts	Due from broker-variation margin	$600,172	*	—	$—
Equity contracts	Due from broker-variation margin	8,090,474	*	—	—

Total		$8,690,646			$—

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$1,542,320
Equity contracts	6,023,186

Total	$7,565,506

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$3,742,503
Equity contracts	4,132,929

Total	$7,875,432

For the six months ended June 30, 2011, the Portfolio’s average value at trade date for futures long position was $336,848,108.

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value:
Affiliated investments (cost $7,049,979,103)	$7,641,389,996
Unaffiliated investments (cost $17,242,027)	17,243,600
Cash	2,385,316
Deposit with broker	1,893
Foreign currency, at value (cost $31,098)	32,135
Due from broker-variation margin	1,460,521
Receivable for fund share sold	920,004
Dividends and interest receivable	31,455
Prepaid expenses	320

Total Assets	7,663,465,240

LIABILITIES:
Payable for fund share repurchased	522,466
Payable for investments purchased	361,272
Advisory fees payable	345,389
Accrued expenses and other liabilities	123,423
Due to broker	32,135
Deferred trustees’ fees	584
Affiliated transfer agent fee payable	524

Total Liabilities	1,385,793

NET ASSETS	$7,662,079,447

Net assets were comprised of:
Paid-in capital	$6,854,437,910
Retained earnings	807,641,537

Net assets, June 30, 2011	$7,662,079,447

Net asset value and redemption price per share, $7,662,079,447 / 667,853,027 outstanding shares of beneficial interest	$11.47

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Affiliated dividend income	$85,041,320
Unaffiliated interest income	14,280

85,055,600

EXPENSES
Advisory fees	5,503,264
Custodian and accounting fees	248,000
Trustees’ fees	35,000
Legal fees and expenses	12,000
Commitment fee on syndicated credit agreement	12,000
Audit fee	9,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	5,000
Insurance expenses	2,000
Miscellaneous	7,459

Total expenses	5,838,723

NET INVESTMENT INCOME	79,216,877

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $299,267,093)	299,267,093
Net capital gain distribution received (including affiliated $70,669,298)	70,669,298
Futures transactions	7,565,506
Foreign currency transactions	(22,188)

377,479,709

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(190,190,332))	(190,189,482)
Futures	7,875,432
Foreign currencies	17,921

(182,296,129)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	195,183,580

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$274,400,457

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$79,216,877	$44,259,260
Net realized gain on investment and foreign currency transactions	377,479,709	135,576,242
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(182,296,129)	490,598,501

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	274,400,457	670,434,003

DISTRIBUTIONS	(44,246,873)	(44,555,761)

FUND SHARE TRANSACTIONS:
Fund share sold [59,848,242 and 219,605,252 shares, respectively]	680,981,510	2,256,795,185
Fund share issued in reinvestment of distributions [3,947,089 and 4,518,840 shares, respectively]	44,246,873	44,555,761
Fund share repurchased [15,999,055 and 66,354,365 shares, respectively]	(181,105,504)	(651,900,705)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	544,122,879	1,649,450,241

TOTAL INCREASE IN NET ASSETS	774,276,463	2,275,328,483
NET ASSETS:
Beginning of period	6,887,802,984	4,612,474,501

End of period	$7,662,079,447	$6,887,802,984

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST BLACKROCK VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 2.7%
Honeywell International, Inc.	197,200	$11,751,148
Lockheed Martin Corp.	262,900	21,287,013
Northrop Grumman Corp.	105,800	7,337,230
Raytheon Co.	323,800	16,141,430

		56,516,821

Agriculture — 1.1%
Altria Group, Inc.	250,000	6,602,500
Philip Morris International, Inc.	230,000	15,357,100

		21,959,600

Airlines — 0.4%
Delta Air Lines, Inc.*	851,300	7,806,421

Auto Parts & Equipment — 1.1%
Autoliv, Inc.(a)	110,000	8,629,500
TRW Automotive Holdings Corp.*	230,000	13,576,900

		22,206,400

Automobiles — 0.5%
General Motors Co.*	345,000	10,474,200

Beverages — 0.7%
Constellation Brands, Inc. (Class A Stock)*	320,000	6,662,400
Dr. Pepper Snapple Group, Inc.	188,000	7,882,840

		14,545,240

Biotechnology — 2.6%
Amgen, Inc.*	597,600	34,869,960
Biogen Idec, Inc.*(a)	180,000	19,245,600

		54,115,560

Capital Markets — 1.1%
Ameriprise Financial, Inc.	250,000	14,420,000
Bank of New York Mellon Corp. (The)	326,800	8,372,616

		22,792,616

Chemicals — 1.7%
CF Industries Holdings, Inc.	50,000	7,083,500
E.I. du Pont de Nemours & Co.	263,900	14,263,795
Huntsman Corp.	660,000	12,441,000
RPM International, Inc.	80,000	1,841,600

		35,629,895

Commercial & Professional Services — 0.2%
Avery Dennison Corp.	93,000	3,592,590

Commercial Banks — 2.7%
East West Bancorp, Inc.	120,000	2,425,200
KeyCorp	1,630,000	13,577,900
Regions Financial Corp.	2,050,000	12,710,000
U.S. Bancorp	319,700	8,155,547
Wells Fargo & Co.	667,200	18,721,632

		55,590,279

Commercial Services — 0.4%
Western Union Co. (The)	395,800	7,927,874

COMMON STOCKS (Continued)
	Shares	Value (Note 2)

Components — 1.9%
Corning, Inc.	1,611,700	$29,252,355
Vishay Intertechnology, Inc.*(a)	634,000	9,535,360

		38,787,715

Computers — 1.4%
Lexmark International, Inc. (Class A Stock)*	185,000	5,413,100
Seagate Technology PLC (Ireland)	780,000	12,604,800
Western Digital Corp.*	295,000	10,732,100

		28,750,000

Construction & Engineering — 1.1%
Chicago Bridge & Iron Co. NV (Netherlands)	281,000	10,930,900
Jacobs Engineering Group, Inc.*(a) .	254,200	10,994,150

		21,925,050

Consumer Finance — 2.3%
Capital One Financial Corp.	330,000	17,051,100
Discover Financial Services	610,000	16,317,500
SLM Corp.	810,000	13,616,100

		46,984,700

Containers & Packaging — 0.6%
Ball Corp.	140,000	5,384,400
Sealed Air Corp.	322,000	7,660,380

		13,044,780

Diversified Financial Services — 4.3%
Bank of America Corp.	894,500	9,803,720
Citigroup, Inc.	526,600	21,927,624
Comcast Corp. (Special Class A Stock)	498,600	12,081,078
Janus Capital Group, Inc.	330,000	3,115,200
JPMorgan Chase & Co.	790,784	32,374,697
NASDAQ OMX Group, Inc. (The)*(a)	361,000	9,133,300

		88,435,619

Diversified Manufacturing — 0.8%
Tyco International Ltd. (Switzerland) .	355,200	17,557,536

Diversified Telecommunication Services — 2.6%
AT&T, Inc.	684,200	21,490,722
Verizon Communications, Inc.	854,900	31,827,927

		53,318,649

Electric Utilities — 1.0%
NV Energy, Inc.	545,000	8,365,750
Southern Co.	296,900	11,988,822

		20,354,572

Electronic Components — 0.2%
PerkinElmer, Inc.	130,000	3,498,300

Energy — 0.3%
Exterran Holdings, Inc.*(a)	266,000	5,274,780

Energy Equipment & Services — 0.6%
Halliburton Co.	156,500	7,981,500
Nabors Industries Ltd. (Bermuda)*	151,000	3,720,640

		11,702,140

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST BLACKROCK VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Financial – Bank & Trust — 0.4%
Morgan Stanley	173,800	$3,999,138
State Street Corp.	110,000	4,959,900

		8,959,038

Food — 0.7%
General Mills, Inc.	105,000	3,908,100
Tyson Foods, Inc. (Class A Stock)	598,000	11,613,160

		15,521,260

Food & Staples Retailing — 1.9%
Kroger Co. (The)	984,400	24,413,120
Safeway, Inc.	620,000	14,489,400

		38,902,520

Food Products — 1.5%
Archer-Daniels-Midland Co.	284,100	8,565,615
Unilever NV (Netherlands)(a)	675,900	22,203,315

		30,768,930

Healthcare Equipment & Supplies — 1.2%
Baxter International, Inc.	423,200	25,260,808

Healthcare Products — 0.8%
Medtronic, Inc.	326,800	12,591,604
Zimmer Holdings, Inc.*	80,000	5,056,000

		17,647,604

Healthcare Providers & Services — 1.4%
Cardinal Health, Inc.	265,000	12,036,300
CIGNA Corp.	310,000	15,943,300

		27,979,600

Healthcare Services — 4.5%
Aetna, Inc.	525,300	23,160,477
Coventry Health Care, Inc.*	344,000	12,545,680
Humana, Inc.	181,000	14,577,740
UnitedHealth Group, Inc.(a)	460,000	23,726,800
WellPoint, Inc.	230,000	18,117,100

		92,127,797

Household Products — 0.7%
Kimberly-Clark Corp.	140,900	9,378,304
Procter & Gamble Co. (The)	80,000	5,085,600

		14,463,904

Industrial Conglomerates — 2.9%
General Electric Co.	3,185,600	60,080,416

Insurance — 8.2%
ACE Ltd. (Switzerland)	184,900	12,170,118
Aflac, Inc.	197,700	9,228,636
American Financial Group, Inc.	239,000	8,529,910
Assurant, Inc.	188,000	6,818,760
Genworth Financial, Inc. (Class A Stock)*	80,000	822,400
Hartford Financial Services Group, Inc. (The)(a)	573,600	15,125,832
HCC Insurance Holdings, Inc.	50,000	1,575,000
Lincoln National Corp.	646,000	18,404,540

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Insurance (cont’d.)
MBIA, Inc.*(a)	420,000	$3,649,800
MetLife, Inc.	480,000	21,057,600
Principal Financial Group, Inc.(a)	480,000	14,601,600
Protective Life Corp.	326,000	7,540,380
Reinsurance Group of
America, Inc.(a)	60,000	3,651,600
Travelers Cos., Inc. (The)	562,800	32,856,264
Unum Group	500,000	12,740,000

		168,772,440

Internet — 0.1%
Liberty Media Holding Corp. – Interactive (Class A Stock)*	160,000	2,683,200

IT Services — 0.8%
International Business Machines Corp.	101,100	17,343,705

Machinery — 0.8%
AGCO Corp.*	150,000	7,404,000
Timken Co.	199,000	10,029,600

		17,433,600

Media — 3.3%
CBS Corp. (Class B Stock)	580,000	16,524,200
DISH Network Corp. (Class A Stock)*	367,000	11,255,890
Time Warner Cable, Inc.	160,000	12,486,400
Time Warner, Inc.	275,000	10,001,750
Viacom, Inc. (Class B Stock)	291,300	14,856,300
Walt Disney Co. (The)	89,800	3,505,792

		68,630,332

Metals & Mining — 3.0%
Alcoa, Inc.	1,619,300	25,682,098
Arch Coal, Inc.	290,000	7,731,400
Nucor Corp.	188,000	7,749,360
United States Steel Corp.(a)	184,700	8,503,588
Walter Energy, Inc.(a)	110,000	12,738,000

		62,404,446

Multi-Utilities — 1.0%
Dominion Resources, Inc.(a)	259,400	12,521,238
NRG Energy, Inc.*(a)	318,000	7,816,440

		20,337,678

Oil & Gas — 9.6%
Chevron Corp.	254,320	26,154,269
ConocoPhillips	330,000	24,812,700
Devon Energy Corp.	132,600	10,450,206
Ensco PLC, ADR (United Kingdom)	164,700	8,778,510
Exxon Mobil Corp.	287,200	23,372,336
Hess Corp.	95,900	7,169,484
Marathon Oil Corp.	645,700	34,015,476
Murphy Oil Corp.	180,000	11,818,800
Noble Corp. (Switzerland)(a)	298,900	11,779,649
Peabody Energy Corp.	138,300	8,147,253
Questar Corp.	260,000	4,604,600
Tesoro Corp.*(a)	510,000	11,684,100

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST BLACKROCK VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Oil & Gas (cont’d.)
Valero Energy Corp.	630,000	$16,109,100

		198,896,483

Oil, Gas & Consumable Fuels — 0.4%
Holly Corp.	110,000	7,634,000
Newfield Exploration Co.*	12,200	829,844

		8,463,844

Paper & Forest Products — 1.8%
Domtar Corp.	140,000	13,260,800
International Paper Co.	480,000	14,313,600
MeadWestvaco Corp.	295,000	9,826,450

		37,400,850

Pharmaceuticals — 8.1%
Bristol-Myers Squibb Co.	895,900	25,945,264
Eli Lilly & Co.	723,300	27,145,449
Forest Laboratories, Inc.*	322,000	12,667,480
Johnson & Johnson	206,400	13,729,728
Merck & Co., Inc.	635,141	22,414,126
Pfizer, Inc.	3,145,200	64,791,120

		166,693,167

Retail — 0.6%
American Eagle Outfitters, Inc.	560,000	7,140,000
Brown & Brown, Inc.(a)	70,000	1,796,200
CVS Caremark Corp.	113,100	4,250,298

		13,186,498

Semiconductors — 5.0%
Atmel Corp.*	380,000	5,346,600
Intel Corp.	880,000	19,500,800
LSI Corp.*	3,715,400	26,453,648
Marvell Technology Group Ltd.*	950,000	14,026,750
Micron Technology, Inc.*	1,371,800	10,261,064
National Semiconductor Corp.	490,000	12,058,900
Texas Instruments, Inc.(a)	460,000	15,101,800

		102,749,562

Software — 3.0%
CA, Inc.	346,000	7,902,640
Microsoft Corp.	1,657,800	43,102,800
Symantec Corp.*	523,000	10,313,560

		61,319,000

Specialty Retail — 1.2%
Foot Locker, Inc.	469,000	11,143,440
GameStop Corp. (Class A Stock)*(a)	480,000	12,801,600

		23,945,040

Telecommunications — 1.4%
Motorola Mobility Holdings, Inc.*	341,087	7,517,557
Motorola Solutions, Inc.*	340,000	15,653,600
Virgin Media, Inc.(a)	210,000	6,285,300

		29,456,457

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Utilities — 0.7%
Ameren Corp.(a)	200,000	$5,768,000
CMS Energy Corp.	394,000	7,757,860

		13,525,860

Wireless Telecommunication Services — 1.0%
Sprint Nextel Corp.*	2,960,000	15,954,400
Telephone & Data Systems, Inc.	175,000	5,439,000

		21,393,400

TOTAL LONG-TERM INVESTMENTS (cost $1,824,481,731)		2,029,138,776

SHORT-TERM INVESTMENT — 8.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $177,893,154; includes $151,048,878 of cash collateral for securities on loan)(b)(w)(Note4)	177,893,154	177,893,154

TOTAL INVESTMENTS — 106.9% (cost $2,002,374,885)		2,207,031,930
Liabilities in excess of other assets — (6.9)%		(142,105,758)

NET ASSETS — 100.0%		$2,064,926,172

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

NASDAQ	National Association of Securities Dealers Automated Quotations

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $147,417,043; cash collateral of $151,048,878 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST BLACKROCK VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,029,138,776	$—	$—
Affiliated Money Market Mutual Fund	177,893,154	—	—

Total	$2,207,031,930	$—	$—

The industry classification investments of and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Oil & Gas	9.6%
Affiliated Money Market Mutual Fund
(7.3% represents investments purchased with collateral from securities on loan)	8.6
Insurance	8.2
Pharmaceuticals	8.1
Semiconductors	5.0
Healthcare Services	4.5
Diversified Financial Services	4.3
Media	3.3
Metals & Mining	3.0
Software	3.0
Industrial Conglomerates	2.9
Aerospace & Defense	2.7
Commercial Banks	2.7
Biotechnology	2.6
Diversified Telecommunication Services	2.6
Consumer Finance	2.3
Food & Staples Retailing	1.9
Components	1.9
Paper & Forest Products	1.8
Chemicals	1.7
Food Products	1.5
Telecommunications	1.4
Computers	1.4
Healthcare Providers & Services	1.4
Healthcare Equipment & Supplies	1.2
Specialty Retail	1.2
Capital Markets	1.1

Auto Parts & Equipment	1.1%
Agriculture	1.1
Construction & Engineering	1.1
Wireless Telecommunication Services	1.0
Electric Utilities	1.0
Multi-Utilities	1.0
Healthcare Products	0.8
Diversified Manufacturing	0.8
Machinery	0.8
IT Services	0.8
Food	0.7
Beverages	0.7
Household Products	0.7
Utilities	0.7
Retail	0.6
Containers & Packaging	0.6
Energy Equipment & Services	0.6
Automobiles	0.5
Financial – Bank & Trust	0.4
Oil, Gas & Consumable Fuels	0.4
Commercial Services	0.4
Airlines	0.4
Energy	0.3
Commercial & Professional Services	0.2
Electronic Components	0.2
Internet	0.1

106.9
Liabilities in excess of other assets	(6.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST BLACKROCK VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011

ASSETS:
Investments at value, including securities on loan of $147,417,043:
Unaffiliated investments (cost $1,824,481,731)	$2,029,138,776
Affiliated investments (cost $177,893,154)	177,893,154
Cash	5,603,136
Receivable for investments sold	9,500,484
Dividends receivable	2,307,130
Receivable for fund share sold	928,522
Prepaid expenses	2,528

Total Assets	2,225,373,730

LIABILITIES:
Payable to broker for collateral for securities on loan	151,048,878
Payable for investments purchased	8,712,924
Advisory fees payable	535,365
Accrued expenses and other liabilities	73,301
Payable for fund share repurchased	67,533
Shareholder servicing fees payable	9,033
Affiliated transfer agent fee payable	524

Total Liabilities	160,447,558

NET ASSETS	$2,064,926,172

Net assets were comprised of:
Paid-in capital	$1,841,127,893
Retained earnings	223,798,279

Net assets, June 30, 2011	$2,064,926,172

Net asset value and redemption price per share, $2,064,926,172 / 224,833,492 outstanding shares of beneficial interest	$9.18

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $63,923 foreign withholding tax)	$18,298,568
Affiliated income from securities lending, net	322,302
Affiliated dividend income	42,055

18,662,925

EXPENSES
Advisory fees	8,361,807
Shareholder servicing fees and expenses	983,742
Custodian and accounting fees	108,000
Trustees’ fees	10,000
Audit fee	9,000
Insurance expenses	7,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	4,000
Shareholders’ reports	4,000
Commitment fee on syndicated credit agreement	3,000
Loan interest expense (Note 7)	192
Miscellaneous	8,336

Total expenses	9,504,077
Less: advisory fee waiver and/or expense reimbursement	(183,547)

Net expenses	9,320,530

NET INVESTMENT INCOME	9,342,395

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	97,768,452
Net change in unrealized appreciation (depreciation) on investments	23,714,238

NET GAIN ON INVESTMENTS	121,482,690

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$130,825,085

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$9,342,395	$13,239,050
Net realized gain on investment transactions	97,768,452	71,509,805
Net change in unrealized appreciation (depreciation) on investments	23,714,238	62,026,824

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	130,825,085	146,775,679

DISTRIBUTIONS	(13,243,131)	(16,784,479)

FUND SHARE TRANSACTIONS:
Fund share sold [66,822,403 and 82,832,029 shares, respectively]	600,522,483	645,713,042
Fund share issued in reinvestment of distributions [1,498,092 and 2,229,014 shares, respectively]	13,243,131	16,784,479
Fund share repurchased [22,150,672 and 61,976,594 shares, respectively]	(204,051,939)	(465,190,677)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	409,713,675	197,306,844

TOTAL INCREASE IN NET ASSETS	527,295,629	327,298,044
NET ASSETS:
Beginning of period	1,537,630,543	1,210,332,499

End of period	$2,064,926,172	$1,537,630,543

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 96.6%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)

AST BlackRock Value Portfolio	70,054,357	$643,098,996
AST Federated Aggressive Growth Portfolio	7,670,346	74,095,542
AST Goldman Sachs Concentrated Growth Portfolio	21,212,318	602,429,845
AST Goldman Sachs Large-Cap Value Portfolio	12,956,540	216,115,093
AST Goldman Sachs Mid-Cap Growth Portfolio	6,728,257	36,265,303
AST Goldman Sachs Small-Cap Value Portfolio	3,345,843	37,071,945
AST High Yield Portfolio	14,182,804	103,392,644
AST International Growth Portfolio	50,538,619	583,721,045
AST International Value Portfolio	35,758,620	585,726,198
AST Jennison Large-Cap Growth Portfolio	37,497,053	488,961,566
AST Jennison Large-Cap Value Portfolio	25,465,671	319,594,171
AST Large-Cap Value Portfolio	71,583,152	967,088,390
AST Lord Abbett Core Fixed-Income Portfolio	17,299,149	187,349,789
AST Marsico Capital Growth Portfolio	30,018,076	615,070,379
AST MFS Growth Portfolio	36,093,963	362,022,453
AST Mid-Cap Value Portfolio	5,166,170	65,455,380
AST Money Market Portfolio	165,820,902	165,820,902
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,599,239	37,390,218
AST Parametric Emerging Markets Equity Portfolio	8,890,229	87,390,953
AST PIMCO Limited Maturity Bond Portfolio	3,717,884	38,851,891
AST PIMCO Total Return Bond Portfolio	103,169,408	1,224,620,879
AST Small-Cap Growth Portfolio*	3,290,130	75,705,895
AST Small-Cap Value Portfolio	7,881,354	111,678,788
AST T. Rowe Price Global Bond Portfolio	75,884	843,835
AST T. Rowe Price Large-Cap Growth Portfolio*	27,923,228	361,885,040
AST T. Rowe Price Natural Resources Portfolio	2,323,353	53,274,479

LONG-TERM INVESTMENTS (Continued)
	Shares	Value (Note 2)

AST Western Asset Core Plus Bond Portfolio	45,335,537	$469,676,162

TOTAL LONG-TERM INVESTMENTS (cost $7,639,158,612)(w)		8,514,597,781

SHORT-TERM INVESTMENTS — 3.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 3.0%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $269,531,162)(w)	269,531,162	269,531,162

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) — 0.3%
U.S. Treasury Bills
0.075%	12/15/11	$150	149,944
0.10%	12/15/11	23,000	22,991,467

TOT AL U.S. TREASURY OBLIGATIONS (cost $23,139,278)			23,141,411

TOTAL SHORT-TERM INVESTMENTS (cost $292,670,440)			292,672,573

TOTAL INVESTMENTS — 99.9% (cost $7,931,829,052)			8,807,270,354
Other assets in excess of liabilities(x) — 0.1%			8,945,656

NET ASSETS — 100.0%			$8,816,216,010

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Other assets in excess of liabilities includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation
Long Positions:
710	10 Year U.S. Treasury Notes	Sep. 2011	$86,459,141	$86,852,969	$393,828
329	CAC40 10 Euro	Jul. 2011	18,436,258	18,986,274	550,016
56	DAX Index	Sep. 2011	14,434,873	15,006,381	571,508
207	FTSE 100 Index	Sep. 2011	19,120,247	19,609,635	489,388
376	Russell 2000 Mini	Sep. 2011	29,482,170	31,035,040	1,552,870
700	S&P 500	Sep. 2011	222,617,200	230,212,500	7,595,300
179	Topix Index	Sep. 2011	17,901,112	18,888,330	987,218

					$12,140,128

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$8,784,128,943	$—	$—
U.S. Treasury Obligations	—	23,141,411	—
Other Financial Instruments*
Futures	12,140,128	—	—

Total	$8,796,269,071	$23,141,411	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2011 were as follows:

Investment Type
Large/Mid-Cap Growth	28.4%
Large/Mid-Cap Value	25.1
Core Bonds	21.7
International Value	6.7
International Growth	6.6
Affiliated Money Market Mutual Fund	4.9
Small-Cap Growth	1.7
Small-Cap Value	1.7
High Yield	1.2
Emerging Markets	1.0
Sector	0.6
U.S. Treasury Obligations	0.3

99.9
Other assets in excess of liabilities	0.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest rate contracts	Due from broker-variation margin	$393,828	*	—	$—
Equity contracts	Due from broker-variation margin	11,746,300	*	—	—

Total		$12,140,128			$—

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$2,996,323
Equity contracts	6,817,775

Total	$9,814,098

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$2,469,705
Equity contracts	6,398,422

Total	$8,868,127

For the six months ended June 30, 2011, the Portfolio’s average value at trade date for futures long position was $389,870,391.

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011

ASSETS:
Investments at value:
Affiliated investments (cost $7,908,689,774)	$8,784,128,943
Unaffiliated investments (cost $23,139,278)	23,141,411
Cash	6,593,536
Deposit with broker	16,834
Foreign currency, at value (cost $154,638)	157,280
Receivable for fund share sold	2,708,131
Due from broker-variation margin	2,612,301
Dividends and interest receivable	35,215
Prepaid expenses	378

Total Assets	8,819,394,029

LIABILITIES:
Payable for investments purchased	1,961,362
Payable for fund share repurchased	522,816
Advisory fees payable	396,460
Due to broker	157,280
Accrued expenses and other liabilities	139,577
Affiliated transfer agent fee payable	524

Total Liabilities	3,178,019

NET ASSETS	$8,816,216,010

Net assets were comprised of:
Paid-in capital	$8,601,235,802
Retained earnings	214,980,208

Net assets, June 30, 2011	$8,816,216,010

Net asset value and redemption price per share, $8,816,216,010 / 814,337,737 outstanding shares of beneficial interest	$10.83

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2011

INVESTMENT INCOME
Affiliated dividend income	$78,447,150
Unaffiliated interest income	19,776

78,466,926

EXPENSES
Advisory fees	6,411,616
Custodian and accounting fees	248,000
Trustees’ fees	39,000
Commitment fee on syndicated credit agreement	14,000
Legal fees and expenses	12,000
Audit fee	9,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	4,000
Insurance expenses	2,000
Miscellaneous	9,577

Total expenses	6,754,193

NET INVESTMENT INCOME	71,712,733

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $413,894,400)	413,894,400
Net capital gain distribution received (including affiliated $52,085,547)	52,085,547
Futures transactions	9,814,098
Foreign currency transactions	(31,203)

475,762,842

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(220,100,321))	(220,099,175)
Futures	8,868,127
Foreign currencies	27,529

(211,203,519)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	264,559,323

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$336,272,056

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$71,712,733	$39,172,099
Net realized gain (loss) on investment and foreign currency transactions	475,762,842	(203,666,318)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(211,203,519)	984,792,115

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	336,272,056	820,297,896

DISTRIBUTIONS	(39,155,041)	(69,577,232)

FUND SHARE TRANSACTIONS:
Fund share sold [69,236,833 and 318,596,086 shares, respectively]	743,228,929	3,035,418,734
Fund share issued in reinvestment of distributions [3,729,052 and 7,654,261 shares, respectively]	39,155,041	69,577,232
Fund share repurchased [27,104,646 and 183,550,700 shares, respectively]	(288,096,718)	(1,664,165,431)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	494,287,252	1,440,830,535

TOTAL INCREASE IN NET ASSETS	791,404,267	2,191,551,199
NET ASSETS:
Beginning of period	8,024,811,743	5,833,260,544

End of period	$8,816,216,010	$8,024,811,743

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 99.9%
	Shares	Value (Note 2)

AFFILIATED MUTUAL FUNDS — 89.9%
AST BlackRock Value Portfolio	14,086,358	$129,312,765
AST Federated Aggressive Growth Portfolio	7,375,045	71,242,934
AST Goldman Sachs Concentrated Growth Portfolio	4,413,170	125,334,037
AST Goldman Sachs Large-Cap Value Portfolio	2,607,115	43,486,686
AST Goldman Sachs Mid-Cap Growth Portfolio	1,394,687	7,517,363
AST International Growth Portfolio	25,892,595	299,059,471
AST International Value Portfolio	4,450,958	72,906,698
AST Jennison Large-Cap Growth Portfolio*	7,812,152	101,870,467
AST Jennison Large-Cap Value Portfolio	5,101,005	64,017,609
AST Large-Cap Value Portfolio	14,405,899	194,623,700
AST Lord Abbett Core Fixed-Income Portfolio	2,124,981	23,013,542
AST Marsico Capital Growth Portfolio	6,225,571	127,561,951
AST MFS Growth Portfolio	7,511,520	75,340,549
AST Mid-Cap Value Portfolio	1,132,746	14,351,891
AST Money Market Portfolio	230,729,036	230,729,036
AST Neuberger Berman Mid-Cap Growth Portfolio*	329,745	7,709,441
AST PIMCO Total Return Bond Portfolio	12,611,769	149,701,701
AST Small-Cap Growth Portfolio*	3,405,663	78,364,311
AST T. Rowe Price Large-Cap Growth Portfolio*	5,800,611	75,175,922
AST Western Asset Core Plus Bond Portfolio	5,523,791	57,226,475

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,799,809,728)(w)		1,948,546,549

EXCHANGE TRADED FUNDS — 10.0%
Energy Select Sector SPDR Fund(a)	578,475	43,588,091
iShares Dow Jones U.S. Healthcare Sector Index Fund(a)	143,000	10,549,110
iShares FTSE/Xinhua China 25 Index Fund	400,000	17,180,000
iShares MSCI Emerging Markets Index Fund	305,000	14,518,000
iShares MSCI Germany Index Fund(a)	1,625,648	43,713,675

EXCHANGE TRADED FUNDS (Continued)
	Shares	Value (Note 2)

iShares S&P Global Technology Sector Index Fund	177,990	$10,866,290
PowerShares DB US Dollar Index Bullish Fund*(a)	508,900	10,803,947
SPDR KBW Bank ETF(a)	897,450	21,529,826
Technology Select Sector SPDR Fund	1,268,869	32,609,933
Vanguard Health Care(a)	165,163	10,595,206

TOTAL EXCHANGE TRADED FUNDS (cost $203,088,793)		215,954,078

TOTAL LONG-TERM INVESTMENTS (cost $2,002,898,521)		2,164,500,627

SHORT-TERM INVESTMENT — 2.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $45,142,108; cash collateral for securities on loan)(b)(w)(Note 4)	45,142,108	45,142,108

TOTAL INVESTMENTS — 102.0% (cost $2,048,040,629)		2,209,642,735
Liabilities in excess of other assets — (2.0)%		(42,603,231)

NET ASSETS — 100.0%		$2,167,039,504

The following abbreviations are used in the Portfolio descriptions:

ETF	Exchange Traded Fund

MSCI	Morgan Stanley Capital International

SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,488,750; cash collateral of $45,142,108 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$215,954,078	$—	$—
Affiliated Mutual Funds	1,993,688,657	—	—

Total	$2,209,642,735	$—	$—

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Investment Type
Large/Mid-Cap Growth	24.0%
Large/Mid-Cap Value	20.6
International Growth	13.8
Affiliated Money Market Mutual Fund (2.1% represents investments purchased with collateral from securities on loan)	12.7
Core Bonds	10.6
Exchange Traded Funds	10.0
Small-Cap Growth	6.9
International Value	3.4

102.0
Liabilities in excess of other assets	(2.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011

ASSETS:
Investments at value, including securities on loan of $44,488,750:
Affiliated investments (cost $1,844,951,836)	$1,993,688,657
Unaffiliated investments (cost $203,088,793)	215,954,078
Cash	1,742,440
Receivable for investments sold	33,695,924
Receivable for fund share sold	3,357,559
Dividends receivable	23,842
Prepaid expenses	70

Total Assets	2,248,462,570

LIABILITIES:
Payable to broker for collateral for securities on loan	45,142,108
Payable for investments purchased	36,041,290
Advisory fees payable	196,134
Accrued expenses and other liabilities	43,000
Affiliated transfer agent fee payable	524
Payable for fund share repurchased	10

Total Liabilities	81,423,066

NET ASSETS	$2,167,039,504

Net assets were comprised of:
Paid-in capital	$1,945,219,747
Retained earnings	221,819,757

Net assets, June 30, 2011	$2,167,039,504

Net asset value and redemption price per share, $2,167,039,504 / 197,088,843 outstanding shares of beneficial interest	$11.00

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2011

INVESTMENT INCOME
Affiliated dividend income	$11,314,768
Unaffiliated dividend income	1,784,611
Affiliated income from securities lending, net	42,996

13,142,375

EXPENSES
Advisory fees	2,881,785
Custodian and accounting fees	84,000
Audit fee	12,000
Trustees’ fees	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	4,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	4,000
Shareholders’ reports	3,000
Loan interest expense (Note 7)	193
Miscellaneous	5,985

Total expenses	3,006,963
Less: advisory fee waiver and/or expense reimbursement	(886,211)

Net expenses	2,120,752

NET INVESTMENT INCOME	11,021,623

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions (including affiliated $29,675,483)	42,775,281
Net capital gain distribution received (including affiliated $6,445,694)	6,445,694

49,220,975

Net change in unrealized appreciation (depreciation) on investments (including affiliated $13,584,568)	7,004,787

NET GAIN ON INVESTMENTS	56,225,762

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$67,247,385

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$11,021,623	$5,069,956
Net realized gain on investment transactions	49,220,975	45,744,219
Net change in unrealized appreciation (depreciation) on investments	7,004,787	98,057,558

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	67,247,385	148,871,733

DISTRIBUTIONS	(22,620,700)	(2,896,396)

FUND SHARE TRANSACTIONS:
Fund share sold [50,176,364 and 116,491,844 shares, respectively]	550,098,421	1,133,106,966
Fund share issued in reinvestment of distributions [2,126,006 and 313,124 shares, respectively]	22,620,700	2,896,396
Fund share repurchased [3,398,317 and 32,831,987 shares, respectively]	(36,755,101)	(299,206,774)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	535,964,020	836,796,588

TOTAL INCREASE IN NET ASSETS	580,590,705	982,771,925
NET ASSETS:
Beginning of period	1,586,448,799	603,676,874

End of period	$2,167,039,504	$1,586,448,799

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 100.1%
	Shares	Value (Note 2)

AFFILIATED MUTUAL FUNDS — 90.1%
AST BlackRock Value Portfolio	11,035,893	$101,309,500
AST Federated Aggressive Growth Portfolio	6,077,974	58,713,228
AST Goldman Sachs Concentrated Growth Portfolio	3,532,541	100,324,164
AST Goldman Sachs Large-Cap Value Portfolio	2,032,577	33,903,379
AST Goldman Sachs Mid-Cap Growth Portfolio	1,116,327	6,017,001
AST International Growth Portfolio	21,453,083	247,783,105
AST International Value Portfolio	4,218,994	69,107,125
AST Jennison Large-Cap Growth Portfolio*	6,253,588	81,546,786
AST Jennison Large-Cap Value Portfolio	4,000,532	50,206,679
AST Large-Cap Value Portfolio	11,291,530	152,548,569
AST Lord Abbett Core Fixed-Income Portfolio	5,104,756	55,284,506
AST Marsico Capital Growth Portfolio	4,982,767	102,096,887
AST MFS Growth Portfolio	6,012,453	60,304,905
AST Mid-Cap Value Portfolio	894,170	11,329,130
AST Money Market Portfolio	468,715,647	468,715,647
AST Neuberger Berman Mid-Cap Growth Portfolio*	263,677	6,164,762
AST PIMCO Total Return Bond Portfolio	30,318,815	359,884,333
AST Small-Cap Growth Portfolio*	2,835,006	65,233,496
AST T. Rowe Price Large-Cap Growth Portfolio*	4,643,653	60,181,745
AST Western Asset Core Plus Bond Portfolio	13,288,479	137,668,637

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,093,053,946)(w)		2,228,323,584

EXCHANGE TRADED FUNDS — 10.0%
Energy Select Sector SPDR Fund(a)	661,760	49,863,616
iShares Dow Jones U.S. Healthcare Sector Index Fund(a)	164,700	12,149,919
iShares FTSE/Xinhua China 25 Index Fund	450,000	19,327,500
iShares MSCI Emerging Markets Index Fund	350,000	16,660,000
iShares MSCI Germany Index Fund(a)	1,861,000	50,042,290

EXCHANGE TRADED FUNDS (Continued)
	Shares	Value (Note 2)

iShares S&P Global Technology Sector Index Fund	199,490	$12,178,864
PowerShares DB US Dollar Index Bullish Fund*(a)	580,350	12,320,830
SPDR KBW Bank ETF(a)	1,027,500	24,649,725
Technology Select Sector SPDR Fund(a)	1,448,631	37,229,817
Vanguard Health Care(a)	190,126	12,196,583

TOTAL EXCHANGE TRADED FUNDS (cost $226,246,965)		246,619,144

TOTAL LONG-TERM INVESTMENTS (cost $2,319,300,911)		2,474,942,728

SHORT-TERM INVESTMENT — 4.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $112,829,175; cash collateral for securities on loan)(b)(w)(Note 4)	112,829,175	112,829,175

TOTAL INVESTMENTS — 104.6% (cost $2,432,130,086)		2,587,771,903
Liabilities in excess of other assets — (4.6)%		(113,726,868)

NET ASSETS — 100.0%		$2,474,045,035

The following abbreviations are used in the Portfolio descriptions:

ETF	Exchange Traded Funds

MSCI	Morgan Stanley Capital International

SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $111,489,839; cash collateral of $112,829,175 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$246,619,144	$—	$—
Affiliated Mutual Funds	2,341,152,759	—	—

Total	$2,587,771,903	$—	$—

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Investment Type
Affiliated Money Market Mutual Fund (4.5% represents investments purchased with collateral from securities on loan)	23.4%
Core Bonds	22.4
Large/Mid-Cap Growth	16.8
Large/Mid-Cap Value	14.2
International Growth	10.0
Exchange Traded Funds	10.0
Small-Cap Growth	5.0
International Value	2.8

104.6
Liabilities in excess of other assets	(4.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

ASSETS:
Investments at value, including securities on loan of $111,489,839:
Affiliated investments (cost $2,205,883,121)	$2,341,152,759
Unaffiliated investments (cost $226,246,965)	246,619,144
Receivable for investments sold	37,689,879
Receivable for fund share sold	1,946,845
Dividends receivable	20,881
Prepaid expenses	138

Total Assets	2,627,429,646

LIABILITIES:
Payable to broker for collateral for securities on loan	112,829,175
Payable for investments purchased	39,647,990
Payable to custodian	572,874
Advisory fees payable	224,225
Accrued expenses and other liabilities	63,543
Payable for fund share repurchased	46,280
Affiliated transfer agent fee payable	524

Total Liabilities	153,384,611

NET ASSETS	$2,474,045,035

Net assets were comprised of:
Paid-in capital	$2,227,138,811
Retained earnings	246,906,224

Net assets, June 30, 2011	$2,474,045,035

Net asset value and redemption price per share, $2,474,045,035 / 244,985,234 outstanding shares of beneficial interest	$10.10

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2011

INVESTMENT INCOME
Affiliated dividend income	$15,927,070
Unaffiliated dividend income	2,063,453
Affiliated income from securities lending, net	41,623

18,032,146

EXPENSES
Advisory fees	3,356,393
Custodian and accounting fees	113,000
Audit fee	12,000
Trustees’ fees	10,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600 (Note 4)	5,000
Legal fees and expenses	5,000
Shareholders’ reports	5,000
Commitment fee on syndicated credit agreement	5,000
Insurance expenses	1,000
Loan interest expense (Note 7)	244
Miscellaneous	3,594

Total expenses	3,516,231
Less: advisory fee waiver and/or expense reimbursement	(1,044,414)

Net expenses	2,471,817

NET INVESTMENT INCOME	15,560,329

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions (including affiliated $46,252,875)	61,443,486
Net capital gain distribution received (including affiliated $14,291,312)	14,291,312

75,734,798

Net change in unrealized appreciation (depreciation) on investments (including affiliated $(13,801,446))	(20,644,602)

NET GAIN ON INVESTMENTS	55,090,196

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,650,525

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$15,560,329	$8,682,657
Net realized gain on investment transactions	75,734,798	56,395,887
Net change in unrealized appreciation (depreciation) on investments	(20,644,602)	105,895,811

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	70,650,525	170,974,355

DISTRIBUTIONS	(43,447,541)	(6,659,012)

FUND SHARE TRANSACTIONS:
Fund share sold [46,018,079 and 112,113,941 shares, respectively]	466,425,685	1,038,117,397
Fund share issued in reinvestment of distributions [4,406,444 and 750,734 shares, respectively]	43,447,541	6,659,012
Fund share repurchased [3,713,918 and 12,678,560 shares, respectively]	(37,590,082)	(111,970,632)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	472,283,144	932,805,777

TOTAL INCREASE IN NET ASSETS	499,486,128	1,097,121,120
NET ASSETS:
Beginning of period	1,974,558,907	877,437,787

End of period	$2,474,045,035	$1,974,558,907

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 99.3%	Shares	Value (Note 2)

Advertising — 0.6%
National CineMedia, Inc.	207,500	$3,508,825
Valuevision Media, Inc. (Class A Stock)*	206,000	1,575,900

		5,084,725

Aerospace & Defense — 2.8%
Innovative Solutions and Support, Inc.*	797,170	4,360,520
Moog, Inc. (Class A Stock)*	230,400	10,027,008
Teledyne Technologies, Inc.*	162,309	8,173,881

		22,561,409

Airlines — 1.7%
US Airways Group, Inc.*(a)	1,522,000	13,561,020

Automotive Parts — 1.1%
CLARCOR, Inc.	185,287	8,760,369

Banks — 0.9%
Walker & Dunlop, Inc.*	562,900	7,486,570

Biotechnology — 1.9%
3SBio, Inc., ADR (Cayman Islands)*	160,800	2,802,744
Amarin Corp PLC, ADR (United Kingdom)*	488,300	7,065,701
Anadys Pharmaceuticals, Inc.*	597,000	602,970
BELLUS Health, Inc. (Canada)*	451,199	26,170
Biocon Ltd. (India)	442,300	3,510,490
Repligen Corp.*	392,600	1,429,064

		15,437,139

Building Materials — 1.0%
Owens Corning*(a)	216,118	8,072,007

Business Services — 2.7%
CoStar Group, Inc.*	88,500	5,246,280
Ctrip.com International Ltd., ADR (Cayman Islands)*(a)	123,500	5,320,380
Kenexa Corp.*	448,900	10,764,622

		21,331,282

Cable Television — 1.7%
Central European Media
Enterprises Ltd. (Class A Stock) (Bermuda)*(a)	706,900	13,961,275

Chemicals — 1.0%
Eastman Chemical Co.	67,790	6,919,325
Huabao International Holdings Ltd. (Bermuda)	1,600,300	1,455,996

		8,375,321

Commercial Banks — 1.0%
Popular, Inc. (Puerto Rico)*	2,750,000	7,590,000

Commercial Services — 1.8%
ICF International, Inc.*	147,100	3,733,398
iSoftstone Holdings Ltd., ADS (Cayman Islands)*(a)	149,500	2,288,845
Qualicorp SA (Brazil)*	87,100	830,454
RPX Corp.*	86,557	2,426,193

COMMON STOCKS (Continued)
	Shares	Value (Note 2)

Commercial Services (cont’d.)
ServiceSource International, Inc.*	102,300	$2,273,106
TNS, Inc.*	68,525	1,137,515
VistaPrint NV (Netherlands)*(a)	33,350	1,595,797

		14,285,308

Computer Services & Software — 11.9%
Allscripts Healthcare Solutions, Inc.*(a)	225,400	4,377,268
Amadeus IT Holding SA (Class A Stock) (Spain)*	278,367	5,776,606
Camelot Information Systems, Inc., ADS (British Virgin Islands)*(a)	330,000	4,933,500
CommVault Systems, Inc.*	388,300	17,259,935
Ellie Mae, Inc.*	86,900	498,806
Envestnet, Inc.*	631,400	9,376,290
Fundtech Ltd. (Israel)(a)	250,446	4,998,902
IHS, Inc. (Class A Stock)*	36,500	3,044,830
JDA Software Group, Inc.*	178,562	5,515,780
LivePerson, Inc.*	104,996	1,484,643
OCZ Technology Group, Inc.*(a)	300,000	2,400,000
QLIK Technologies, Inc.*	74,400	2,534,064
RADWARE Ltd. (Israel)*	312,700	10,894,468
Riverbed Technology, Inc.*(a)	237,393	9,398,389
Seachange International, Inc.*	149,225	1,608,646
Syntel, Inc.	92,400	5,462,688
Telecity Group PLC (United Kingdom)*	461,800	4,106,075
Vanceinfo Technologies, Inc., ADR (Cayman Islands)*(a)	58,300	1,347,313
Velti PLC (United Kingdom)*	69,231	1,170,696

		96,188,899

Consumer Products & Services — 1.2%
SodaStream International Ltd. (Israel)*(a)	47,000	2,858,070
Vitamin Shoppe, Inc.*(a)	143,800	6,580,288

		9,438,358

Containers & Packaging — 0.2%
Greatview Aseptic Packaging Co. Ltd. (Cayman Islands)*	2,333,425	1,409,345

Diversified Financial Services — 0.2%
Power Finance Corp. Ltd. (India)*	469,700	1,931,757

Diversified Operations — 0.4%
MAX India Ltd. (India)*	590,638	2,422,537
RHJ International (Belgium)*	122,191	880,666

		3,303,203

Education — 0.2%
Ambow Education Holding Ltd., ADR (Cayman Islands)*(a)	217,032	1,122,056
China Education Alliance, Inc.*(a)	313,162	253,661

		1,375,717

Electric — 0.4%
ITC Holdings Corp.	39,106	2,806,638

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Electrical Equipment — 0.9%
China Ming Yang Wind Power Group Ltd., ADS (Cayman Islands)*(a)	138,800	$873,052
Satcon Technology Corp.*(a)	2,700,000	6,453,000

		7,326,052

Electronic Components & Equipment — 0.9%
Fluidigm Corp.*(a)	32,700	548,379
Orbotech Ltd. (Israel)*	361,463	4,608,653
Rural Electrification Corp. Ltd. (India)*	488,225	2,139,551
Spire Corp.*(a)	80,509	197,247

		7,493,830

Energy – Alternate Sources — 0.2%
Syntroleum Corp.*	1,233,017	1,812,535

Engineering & Construction — 0.4%
Chicago Bridge & Iron Co. NV (Netherlands)	90,416	3,517,182

Entertainment & Leisure — 0.6%
Penn National Gaming, Inc.*	106,688	4,303,794
Universal Travel Group*(a)	244,724	484,553

		4,788,347

Environmental Control — 1.6%
Darling International, Inc.*	110,000	1,947,000
Progressive Waste Solutions Ltd. (Canada)	421,700	10,500,330

		12,447,330

Financial Services — 4.2%
Affiliated Managers Group, Inc.*	73,900	7,497,155
Air Lease Corp.*(a)	312,000	7,578,480
BankUnited, Inc.	176,300	4,679,002
CETIP SA – Balcao Organizado de Ativos e Derivativos (Brazil)	148,965	2,298,451
CETIP SA – Balcao Organizado de Ativos e Derivativos (Brazil)*	4,197	62,875
Greenhill & Co., Inc.(a)	35,000	1,883,700
Manappuram General Finance & Leasing Ltd. (India)	6,403,200	8,064,429
Netspend Holdings, Inc.*(a)	150,763	1,507,630

		33,571,722

Food — 0.1%
Triveni Engineering & Industries Ltd. (India)	752,310	665,597

Healthcare Products — 0.7%
DexCom, Inc.*	329,248	4,770,804
Palomar Medical Technologies, Inc.*	59,600	672,288

		5,443,092

Healthcare Services — 2.6%
ExamWorks Group, Inc.*(a)	314,710	7,990,487
Protalix BioTherapeutics, Inc.*(a)	605,158	3,788,289
Seattle Genetics, Inc.*(a)	451,300	9,260,676

		21,039,452

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Hotels & Motels — 1.3%
Melco Crown Entertainment Ltd., ADR (Cayman Islands)*(a)	430,000	$5,491,100
NagaCorp Ltd. (Cayman Islands)	8,752,786	2,137,103
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	264,800	2,846,600

		10,474,803

Insurance — 0.9%
Willis Group Holdings PLC (Ireland)	173,300	7,124,363

Internet Services — 5.4%
21Vianet Group, Inc., ADR (Cayman Islands)*(a)	49,755	683,634
AsiaInfo-Linkage, Inc.*(a)	75,100	1,243,656
ASOS PLC (United Kingdom)*	62,056	2,390,332
BroadSoft, Inc.*(a)	123,500	4,709,055
Cinedigm Digital Cinema Corp. (Class A Stock)*(a)	998,987	1,688,288
Constant Contact, Inc.*(a)	364,400	9,248,472
IntraLinks Holdings, Inc.*	235,000	4,060,800
Mecox Lane Ltd., ADR (Cayman Islands)*(a)	390,435	1,296,244
NIC, Inc.	253,200	3,408,072
Shutterfly, Inc.*	38,400	2,204,928
WebMediaBrands, Inc.*	1,220,895	1,635,999
Yoox SpA (Italy)*	585,160	10,776,896

		43,346,376

Manufacturing — 1.7%
Fabrinet (Cayman Islands)*	277,000	6,725,560
STR Holdings, Inc.*(a)	131,600	1,963,472
Trinity Industries, Inc.	109,400	3,815,872
Triveni Turbine Ltd. (India)*	1,091,127	1,320,263

		13,825,167

Medical Supplies & Equipment — 4.2%
Ardea Biosciences, Inc.*	136,500	3,475,290
Conceptus, Inc.*(a)	768,782	8,971,686
Corcept Therapeutics, Inc.*	95,600	381,444
Corcept Therapeutics, Inc., PIPE*	123,242	491,119
Illumina, Inc.*(a)	62,300	4,681,845
Insulet Corp.*(a)	272,400	6,039,108
LifeWatch AG (Switzerland)*	8,558	47,027
Orthofix International NV*	231,700	9,840,299

		33,927,818

Metals & Mining — 0.1%
L&L Energy, Inc.*(a)	161,611	829,064

Oil, Gas & Consumable Fuels — 0.9%
Vermilion Energy, Inc. (Canada)	132,000	6,980,144

Pharmaceuticals — 14.3%
Adaltis, Inc. (OTC), 144A (Canada)*(g)	41,000	—
Adaltis, Inc. (TSX), 144A (Canada)*(g)	172,400	—
Alkermes, Inc.*(a)	218,200	4,058,520
Aurobindo Pharma Ltd. (India)*	500,250	1,926,470
Auxilium Pharmaceuticals, Inc.*(a)	255,000	4,998,000

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Pharmaceuticals (cont’d.)
Catalyst Pharmaceutical Partners, Inc.*	1,142,250	$2,147,430
CFR Pharmaceuticals SA (Chile)*	3,795,400	1,031,381
CFR Pharmaceuticals SA, ADR, 144A (Chile)*	42,800	1,163,068
Cubist Pharmaceuticals, Inc.*(a)	533,700	19,207,863
Dishman Pharmaceuticals & Chemicals Ltd. (India)	389,924	788,091
Dyax Corp.*	1,496,517	2,963,104
Dynavax Technologies Corp.*(a)	7,436,324	20,449,891
Hikma Pharmaceuticals PLC (United Kingdom)	147,214	1,795,667
Nektar Therapeutics*(a)	380,000	2,762,600
Progenics Pharmaceuticals, Inc.*(a)	956,700	6,869,106
Regeneron Pharmaceuticals, Inc.*	50,200	2,846,842
Sagent Pharmaceuticals, Inc.*(a)	179,862	4,852,677
Strides Arcolab Ltd. (India)	208,500	1,572,058
Threshold Pharmaceuticals, Inc., PIPE*	203,171	333,200
Tianyin Pharmaceutical Co., Inc.*	82,300	119,335
Vical, Inc.*(a)	922,600	3,801,112
Vivus, Inc.*(a)	376,900	3,067,966
Warner Chilcott PLC (Class A Stock) (Ireland)(a)	828,300	19,986,879
Watson Pharmaceuticals, Inc.*(a)	73,100	5,024,163
YM Biosciences, Inc. (Canada)*(a)	1,320,000	3,709,200

		115,474,623

Real Estate — 1.2%
Brasil Brokers Participacoes SA (Brazil)	1,074,157	5,244,659
China Housing & Land Development, Inc.*(a)	165,838	232,173
IFM Investments Ltd., ADS (Cayman Islands)*	19,675	28,922
LPS Brasil Consultoria de Imoveis SA (Brazil)	81,359	1,954,931
Xinyuan Real Estate Co. Ltd., ADR (Cayman Islands)(a)	1,057,800	2,316,582

		9,777,267

Real Estate Investment Trust – Mortgage — 0.3%
Summit Hotel Properties, Inc.	170,900	1,939,715

Real Estate Investment Trusts — 0.3%
Fibra Uno Administracion SA de CV (Mexico)	736,800	1,264,866
STAG Industrial, Inc.	110,570	1,354,482

		2,619,348

Restaurants — 2.7%
Chipotle Mexican Grill, Inc.*(a)	22,400	6,903,456
Country Style Cooking Restaurant Chain Co. Ltd., ADR (Cayman Islands)*(a)	41,300	549,290
International Meal Co. Holdings SA (Brazil)*	1,359,747	14,288,823

		21,741,569

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Retail & Merchandising — 9.3%
Arezzo Industria e Comercio SA (Brazil)*	669,200	$9,369,186
China Xiniya Fashion Ltd., ADR (Cayman Islands)*(a)	78,775	230,023
Dick’s Sporting Goods, Inc.*	231,500	8,901,175
Gordmans Stores, Inc.*	294,184	5,115,860
hhgregg, Inc.*(a)	402,497	5,393,460
LJ International, Inc. (British Virgin Islands)*(a)	92,674	295,630
Lululemon Athletica, Inc.*(a)	131,049	14,653,899
Magazine Luiza SA (Brazil)*	376,200	3,861,676
MSC Industrial Direct Co., Inc. (Class A Stock)	123,500	8,189,285
Salvatore Ferragamo Italia SpA (Italy)*	765,000	11,426,520
Ulta Salon Cosmetics & Fragrance, Inc.*	70,500	4,552,890
Vera Bradley, Inc.*	85,600	3,269,920

		75,259,524

Semiconductors — 3.9%
Entropic Communications, Inc.*(a)	225,000	2,000,250
Magnachip Semiconductor Corp.*	96,700	1,113,984
Microsemi Corp.*	318,400	6,527,200
Mindspeed Technologies, Inc.*(a)	1,240,000	9,920,000
Nova Measuring Instruments Ltd. (Israel)*	717,336	7,259,440
ON Semiconductor Corp.*	280,500	2,936,835
RDA Microelectronics, Inc., ADR (Cayman Islands)*	76,386	686,710
Rubicon Technology, Inc.*(a)	66,000	1,112,760

		31,557,179

Software — 1.9%
Blackboard, Inc.*(a)	54,904	2,382,285
ePocrates, Inc.*(a)	45,187	833,248
interXion Holding NV (Netherlands)*	190,959	2,891,119
Parametric Technology Corp.*	267,000	6,122,310
Take-Two Interactive Software, Inc.*	197,300	3,014,744

		15,243,706

Telecommunications — 1.7%
Gilat Satellite Networks Ltd. (Israel)*	557,100	2,523,663
hiSoft Technology International Ltd., ADR (Cayman Islands)*(a)	325,600	4,770,040
KVH Industries, Inc.*	64,158	682,000
tw telecom, Inc.*	285,000	5,851,050

		13,826,753

Textiles — 0.5%
Cia Hering (Brazil)	186,146	4,234,251

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.	38,800	581,612

Transportation — 3.7%
Aramex Co. (United Arab Emirates)	12,425,267	5,953,844
Atlas Air Worldwide Holdings, Inc.*	129,293	7,694,226
Express-1 Expedited Solutions, Inc.*	1,795,678	5,584,559

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)
	Shares	Value (Note 2)

Transportation (cont’d.)
Landstar System, Inc.	172,128	$8,000,510
Old Dominion Freight Line, Inc.*	73,818	2,753,411

		29,986,550

TOTAL COMMON STOCKS (cost $689,203,060)		799,815,313

	Units
RIGHTS*
Real Estate
LPS Brasil Consultoria de Imoveis SA, expiring 07/29/11 (Brazil) (cost $0)	984	—

WARRANTS* — 0.1%
Biotechnology
Anadys Pharmaceuticals, Inc., expiring 06/03/14	43,050	32,288

Energy – Alternate Sources
Syntroleum Corp., expiring 07/16/16	615,342	344,592

Medical Supplies & Equipment
Corcept Therapeutics, expiring 04/21/13	43,135	99,210

Pharmaceuticals — 0.1%
Clinical Data, Inc., expiring 05/24/12	7,625	—
Cortex Pharmaceuticals, Inc., expiring 08/28/12	55,040	—
Dynavax Technologies Corp., expiring 04/16/15	173,656	290,005
Medicure, Inc., expiring 12/02/11 (China)	106,637	—
Point Therapeutics, Inc., expiring 07/01/12	84,270	—
Threshold Pharmaceuticals, Inc., expiring 10/05/14	90,745	74,411

		364,416

TOTAL WARRANTS (cost $39,662)		840,506

TOTAL LONG-TERM INVESTMENTS (cost $689,242,722)		800,655,819

	Shares	Value (Note 2)

SHORT-TERM INVESTMENT — 22.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $180,946,001;cash collateral for securities on loan)(b)(w)(Note 4)	180,946,001	$180,946,001

TOTAL INVESTMENTS(o) — 121.8% (cost $870,188,723)		981,601,820
Liabilities in excess of other assets — (21.8)%		(175,840,917)

NET ASSETS — 100.0%		$805,760,903

The following abbreviations are used in the Portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

ADS	American Depositary Security

OTC	Over-the-Counter

PIPE	Private Investment In Public Equity

TSX	Toronto Stock Exchange

UTS	Unit Trust Security

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $175,171,723; cash collateral of $180,946,001 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security or securities that have been deemed illiquid.

(o)	As of June 30, 2011, 23 securities representing $35,624,596 and 4.4% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$764,289,927	$33,720,570	$1,804,816
Warrants	—	741,296	99,210
Affiliated Money Market Mutual Fund	180,946,001	—	—

Total	$945,235,928	$34,461,866	$1,904,026

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund
(22.4% represents investments purchased with collateral from securities on loan)	22.4%
Pharmaceuticals	14.4
Computer Services & Software	11.9
Retail & Merchandising	9.3
Internet Services	5.4
Medical Supplies & Equipment	4.2
Financial Services	4.2
Semiconductors	3.9
Transportation	3.7
Aerospace & Defense	2.8
Restaurants	2.7
Business Services	2.7
Healthcare Services	2.6
Biotechnology	1.9
Software	1.9
Commercial Services	1.8
Cable Television	1.7
Telecommunications	1.7
Manufacturing	1.7
Airlines	1.7
Environmental Control	1.6
Hotels & Motels	1.3
Real Estate	1.2
Consumer Products & Services	1.2

Automotive Parts	1.1%
Chemicals	1.0
Building Materials	1.0
Commercial Banks	1.0
Electronic Components & Equipment	0.9
Banks	0.9
Electrical Equipment	0.9
Insurance	0.9
Oil, Gas & Consumable Fuels	0.9
Healthcare Products	0.7
Advertising	0.6
Entertainment & Leisure	0.6
Textiles	0.5
Engineering & Construction	0.4
Diversified Operations	0.4
Electric	0.4
Real Estate Investment Trusts	0.3
Real Estate Investment Trust – Mortgage	0.3
Energy – Alternate Sources	0.2
Diversified Financial Services	0.2
Containers & Packaging	0.2
Education	0.2
Metals & Mining	0.1
Food	0.1
Thrifts & Mortgage Finance	0.1

121.8
Liabilities in excess of other assets	(21.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Equity contracts	Unaffiliated investments	$840,506	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants
Equity contracts	$192,828

For the six months ended June 30, 2011, the Portfolio did not have any realized gain or (loss) on derivatives recognized in income.

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) June 30, 2011

ASSETS:
Investments at value, including securities on loan of $175,171,723:
Unaffiliated investments (cost $689,242,722)	$800,655,819
Affiliated investments (cost $180,946,001)	180,946,001
Cash	191,156
Foreign currency, at value (cost $979,412)	983,380
Receivable for investments sold	16,822,244
Dividends and interest receivable	566,604
Receivable for fund share sold	72,880
Tax reclaim receivable	48,407
Prepaid expenses	3,166

Total Assets	1,000,289,657

LIABILITIES:
Payable to broker for collateral for securities on loan	180,946,001
Payable for investments purchased	9,348,806
Loan payable (Note 7)	2,251,000
Payable for fund share repurchased	1,516,215
Advisory fees payable	318,136
Accrued expenses and other liabilities	79,378
Foreign capital gains tax liability	64,059
Shareholder servicing fees payable	4,635
Affiliated transfer agent fee payable	524

Total Liabilities	194,528,754

NET ASSETS	$805,760,903

Net assets were comprised of:
Paid-in capital	$716,710,768
Retained earnings	89,050,135

Net assets, June 30, 2011	$805,760,903

Net asset value and redemption price per share, $805,760,903 / 83,399,110 outstanding shares of beneficial interest	$9.66

STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $244,135 foreign withholding tax)	$1,272,218
Affiliated income from securities lending, net	1,105,791
Unaffiliated interest income	95,576
Affiliated dividend income	32,836

2,506,421

EXPENSES
Advisory fees	3,493,331
Shareholder servicing fees and expenses	366,282
Custodian and accounting fees	135,000
Audit fee	9,000
Trustees’ fees	8,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,100) (Note 4)	5,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Insurance expenses	3,000
Loan interest expense (Note 7)	2,636
Miscellaneous	3,815

Total expenses	4,040,064
Less: shareholder servicing fee waiver	(11,834)

Net expenses	4,028,230

NET INVESTMENT LOSS	(1,521,809)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	80,782,168
Foreign currency transactions	(455,739)

80,326,429

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes of $15,298)	(53,093,019)
Foreign currencies	7,436

(53,085,583)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	27,240,846

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,719,037

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,521,809)	$2,544,572
Net realized gain on investment and foreign currency transactions	80,326,429	48,838,158
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(53,085,583)	95,370,505

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	25,719,037	146,753,235

DISTRIBUTIONS	(2,520,572)	(221,721)

FUND SHARE TRANSACTIONS:
Fund share sold [11,661,731 and 36,039,633 shares, respectively]	110,148,458	278,278,767
Fund share issued in reinvestment of distributions [274,572 and 30,880 shares, respectively]	2,520,572	221,721
Net asset value of shares issued in merger [18,272,020 and 0 shares, respectively] (Note 10)	182,989,144	—
Fund share repurchased [16,797,660 and 25,521,634 shares, respectively]	(161,151,990)	(192,516,517)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	134,506,184	85,983,971

TOTAL INCREASE IN NET ASSETS	157,704,649	232,515,485
NET ASSETS:
Beginning of period	648,056,254	415,540,769

End of period	$805,760,903	$648,056,254

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS	Shares	Value (Note 2)

Apparel — 3.1%
NIKE, Inc. (Class B Stock)(a)	749,492	$67,439,290

Beverages — 3.7%
PepsiCo, Inc.	1,140,473	80,323,513

Biotechnology — 1.0%
Gilead Sciences, Inc.*	514,027	21,285,858

Chemicals — 2.8%
Praxair, Inc.	555,183	60,176,285

Commercial Services — 3.3%
MasterCard, Inc. (Class A Stock)	232,297	70,000,378

Computers — 9.2%
Apple, Inc.*	415,999	139,638,384
NetApp, Inc.*	1,109,272	58,547,376

		198,185,760

Cosmetics/Personal Care — 3.7%
Avon Products, Inc.	1,830,273	51,247,644
Procter & Gamble Co. (The)	440,053	27,974,169

		79,221,813

Diversified Financial Services — 1.7%
American Express Co.	692,048	35,778,882

Electronic Components & Equipment — 2.5%
Emerson Electric Co.	939,306	52,835,963

Financial – Bank & Trust — 1.6%
Northern Trust Corp.(a)	766,978	35,250,309

Financials — 4.4%
Charles Schwab Corp. (The)(a)	1,878,957	30,908,842
CME Group, Inc.	214,708	62,606,706

		93,515,548

Healthcare Products — 5.4%
Johnson & Johnson	629,976	41,906,004
St. Jude Medical, Inc.	1,533,443	73,114,562

		115,020,566

Internet Services — 5.4%
Equinix, Inc.*	443,915	44,844,293
Google, Inc. (Class A Stock)*	138,929	70,350,867

		115,195,160

Medical Products — 3.4%
Thermo Fisher Scientific, Inc.*	1,151,125	74,120,939

Oil & Gas — 6.3%
Devon Energy Corp.	286,471	22,576,779
Halliburton Co.	989,809	50,480,259
Occidental Petroleum Corp.	291,243	30,300,922
Southwestern Energy Co.*	751,828	32,238,385

		135,596,345

Oil & Gas Services — 1.0%
Cameron International Corp.*	444,824	22,370,199

Oil Well Services & Equipment — 5.2%
Schlumberger Ltd. (Netherlands)	1,291,051	111,546,806

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Pharmaceuticals — 1.8%
Teva Pharmaceutical Industries Ltd., ADR (Israel)	789,559	$38,072,535

Real Estate — 2.5%
CB Richard Ellis Group, Inc. (Class A Stock)*	2,123,289	53,315,787

Retailing — 9.8%
Costco Wholesale Corp.(a)	853,980	69,377,335
Lowe’s Cos., Inc.	3,350,168	78,092,416
Staples, Inc.	4,046,943	63,941,700

		211,411,451

Semiconductors — 9.6%
QUALCOMM, Inc.	2,176,226	123,587,875
Xilinx, Inc.(a)	2,270,934	82,820,963

		206,408,838

Software — 3.6%
Oracle Corp.	2,320,042	76,352,582

Telecommunications — 6.8%
American Tower Corp. (Class A Stock)*	1,851,513	96,834,130
Crown Castle International Corp.*	1,196,524	48,806,214

		145,640,344

TOTAL LONG-TERM INVESTMENTS (cost $1,826,248,137)		2,099,065,151

SHORT-TERM INVESTMENT — 3.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $81,579,692; includes $44,979,690 of cash collateral for securities onloan)(b)(w)(Note 4)	81,579,692	81,579,692

TOTAL INVESTMENTS — 101.6% (cost $1,907,827,829)		2,180,644,843
Liabilities in excess of other assets — (1.6)%		(34,556,968)

NET ASSETS — 100.0%		$2,146,087,875

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,082,872; cash collateral of $44,979,690 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,099,065,151	$—	$—
Affiliated Money Market Mutual Fund	81,579,692	—	—

Total	$2,180,644,843	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Retailing	9.8%
Semiconductors	9.6
Computers	9.2
Telecommunications	6.8
Oil & Gas	6.3
Internet Services	5.4
Healthcare Products	5.4
Oil Well Services & Equipment	5.2
Financials	4.4
Affiliated Money Market Mutual Fund (2.1% represents investments purchased with collateral from securities on loan)	3.8
Beverages	3.7
Cosmetics/Personal Care	3.7
Software	3.6
Medical Products	3.4
Commercial Services	3.3
Apparel	3.1
Chemicals	2.8
Real Estate	2.5
Electronic Components & Equipment	2.5
Pharmaceuticals	1.8
Diversified Financial Services	1.7
Financial – Bank & Trust	1.6
Oil & Gas Services	1.0
Biotechnology	1.0

101.6
Liabilities in excess of other assets	(1.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011

ASSETS:
Investments at value, including securities on loan of $44,082,872:
Unaffiliated investments (cost $1,826,248,137)	$2,099,065,151
Affiliated investments (cost $81,579,692)	81,579,692
Cash	2,015,185
Receivable for investments sold	6,939,566
Dividends receivable	1,820,773
Receivable for fund share sold	385,391
Prepaid expenses	6,824

Total Assets	2,191,812,582

LIABILITIES:
Payable to broker for collateral for securities on loan	44,979,690
Advisory fees payable	556,354
Payable for fund share repurchased	103,976
Accrued expenses and other liabilities	74,358
Shareholder servicing fees payable	9,805
Affiliated transfer agent fee payable	524

Total Liabilities	45,724,707

NET ASSETS	$2,146,087,875

Net assets were comprised of:
Paid-in capital	$2,562,172,135
Retained earnings	(416,084,260)

Net assets, June 30, 2011	$2,146,087,875

Net asset value and redemption price per share, $2,146,087,875 / 75,569,106 outstanding shares of beneficial interest	$28.40

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $23,586 foreign withholding tax)	$12,019,701
Affiliated dividend income	51,763
Affiliated income from securities lending, net	39,670

12,111,134

EXPENSES
Advisory fees	9,372,416
Shareholder servicing fees and expenses	1,041,380
Custodian and accounting fees	119,000
Trustees’ fees	13,000
Insurance expenses	10,000
Audit fee	9,000
Shareholders’ reports	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Commitment fee on syndicated credit agreement	4,000
Miscellaneous	4,234

Total expenses	10,589,030
Less: shareholder servicing fee waiver	(200,839)

Net expenses	10,388,191

NET INVESTMENT INCOME	1,722,943

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	20,006,385
Net change in unrealized appreciation (depreciation) on investments	57,941,279

NET GAIN ON INVESTMENTS	77,947,664

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,670,607

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,722,943	$2,871,788
Net realized gain on investment transactions	20,006,385	55,009,127
Net change in unrealized appreciation (depreciation) on investments	57,941,279	151,288,892

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	79,670,607	209,169,807

DISTRIBUTIONS	(2,873,959)	(1,124,324)

FUND SHARE TRANSACTIONS:
Fund share sold [10,052,600 and 67,981,654 shares, respectively]	283,106,609	1,651,634,140
Fund share issued in reinvestment of distributions [105,466 and 47,762 shares, respectively]	2,873,959	1,124,324
Fund share repurchased [5,818,542 and 13,890,869 shares, respectively]	(165,645,183)	(336,170,700)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	120,335,385	1,316,587,764

TOTAL INCREASE IN NET ASSETS	197,132,033	1,524,633,247

NET ASSETS:
Beginning of period	1,948,955,842	424,322,595

End of period	$2,146,087,875	$1,948,955,842

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 2.4%
Boeing Co. (The)	486,118	$35,938,704

Auto Parts & Equipment — 1.5%
Johnson Controls, Inc.	550,200	22,921,332

Automobile Manufacturers — 1.8%
Ford Motor Co.*(a)	1,087,201	14,992,502
General Motors Co.*	411,603	12,496,267

		27,488,769

Banks — 14.8%
Bank of America Corp.	4,200,770	46,040,439
JPMorgan Chase & Co.	1,689,561	69,170,627
PNC Financial Services Group, Inc.	421,539	25,127,940
State Street Corp.	323,605	14,591,350
SunTrust Banks, Inc.	1,058,814	27,317,401
U.S. Bancorp	1,656,207	42,249,841

		224,497,598

Beverages — 2.4%
Coca-Cola Enterprises, Inc.	267,968	7,819,306
PepsiCo, Inc.	404,303	28,475,060

		36,294,366

Biotechnology — 1.6%
Celgene Corp.*	399,255	24,083,062

Chemicals — 2.2%
Dow Chemical Co. (The)	204,816	7,373,376
Huntsman Corp.	388,185	7,317,287
LyondellBasell Industries NV (Class A Stock) (Netherlands)	473,060	18,222,271

		32,912,934

Computers — 1.7%
EMC Corp.*	933,308	25,712,635

Diversified Financial Services — 4.3%
Ameriprise Financial, Inc.	194,447	11,215,703
Franklin Resources, Inc.	139,803	18,354,736
Invesco Ltd. (Bermuda)	611,870	14,317,758
SLM Corp.	1,256,384	21,119,815

		65,008,012

Electric — 5.7%
American Electric Power Co., Inc.	639,972	24,114,145
Entergy Corp.	226,840	15,488,635
PG&E Corp.	546,864	22,984,694
PPL Corp.	850,883	23,680,074

		86,267,548

Electronic Components & Equipment — 0.5%
Emerson Electric Co.	130,577	7,344,956

Food — 4.4%
ConAgra Foods, Inc.	195,414	5,043,635
General Mills, Inc.	841,232	31,310,655
Unilever NV (Netherlands)(a)	918,443	30,170,853

		66,525,143

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Healthcare Products — 1.2%
Boston Scientific Corp.*	2,658,400	$18,369,544

Healthcare Services — 2.5%
WellPoint, Inc.	486,118	38,291,515

Insurance — 7.9%
Aflac, Inc.	217,051	10,131,941
Allstate Corp. (The)	592,851	18,099,741
Everest Re Group Ltd. (Bermuda)	192,318	15,721,997
Hartford Financial Service Group, Inc. (The)	631,100	16,642,107
Lincoln National Corp.	695,298	19,809,040
Marsh & McLennan Cos., Inc.	410,184	12,793,639
Travelers Cos., Inc. (The)	327,295	19,107,482
Unum Group	295,857	7,538,436

		119,844,383

Internet — 2.5%
Google, Inc. (Class A Stock)*	51,947	26,304,922
Liberty Media Holding Corp. – Interactive (Class A Stock)*	720,164	12,077,150

		38,382,072

Iron/Steel — 0.7%
Cliffs Natural Resources, Inc.(a)	107,868	9,972,397

Media — 5.9%
CBS Corp. (Class B Stock)	708,100	20,173,769
Comcast Corp. (Class A Stock)	1,558,416	39,490,262
DISH Network Corp. (Class A Stock)*	956,481	29,335,272

		88,999,303

Miscellaneous Manufacturing — 7.0%
General Electric Co.	3,151,464	59,436,611
Honeywell International, Inc.	534,942	31,877,194
Illinois Tool Works, Inc.	251,362	14,199,439

		105,513,244

Oil & Gas — 8.2%
ConocoPhillips	462,829	34,800,113
Devon Energy Corp.	529,691	41,744,948
Newfield Exploration Co.*	207,363	14,104,831
Occidental Petroleum Corp.	329,708	34,302,820

		124,952,712

Oil & Gas Services — 2.2%
Baker Hughes, Inc.	159,537	11,576,005
Cameron International Corp.*	187,492	9,428,973
Schlumberger Ltd. (Netherlands)	141,931	12,262,838

		33,267,816

Pharmaceuticals — 5.7%
Merck & Co., Inc.	1,431,529	50,518,658
Teva Pharmaceutical Industries Ltd., ADR (Israel)	756,498	36,478,334

		86,996,992

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Retail — 1.8%
CVS Caremark Corp.	723,144	$27,175,751

Semiconductors — 1.6%
Maxim Integrated Products, Inc.	182,915	4,675,307
NVIDIA Corp.*(a)	434,464	6,923,184
Texas Instruments, Inc.	371,152	12,184,920

		23,783,411

Software — 3.1%
Adobe Systems, Inc.*	698,400	21,964,680
Microsoft Corp.	952,224	24,757,824

		46,722,504

Telecommunications — 3.9%
CenturyLink, Inc.	460,428	18,615,104
Sprint Nextel Corp.*	7,637,518	41,166,222

		59,781,326

TOTAL LONG-TERM INVESTMENTS (cost $1,474,369,453)		1,477,048,029

SHORT-TERM INVESTMENT — 3.2%
	Shares	Value (Note 2)

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $48,164,080; includes $22,329,634 of cash collateral for securities on loan)(b)(w)(Note 4)	48,164,080	$48,164,080

TOTAL INVESTMENTS — 100.7% (cost $1,522,533,533)		1,525,212,109
Liabilities in excess of other assets — (0.7)%		(11,072,585)

NET ASSETS — 100.0%		$1,514,139,524

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,815,171; cash collateral of $22,329,634 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 –Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,477,048,029	$—	$—
Affiliated Money Market Mutual Fund	48,164,080	—	—

Total	$1,525,212,109	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Banks	14.8%
Oil & Gas	8.2
Insurance	7.9
Miscellaneous Manufacturing	7.0
Media	5.9
Pharmaceuticals	5.7
Electric	5.7
Food	4.4
Diversified Financial Services	4.3
Telecommunications	3.9
Affiliated Money Market Mutual Fund (1.5% represents investments purchased with collateral from securities on loan)	3.2
Software	3.1
Internet	2.5
Healthcare Services	2.5
Beverages	2.4
Aerospace & Defense	2.4
Oil & Gas Services	2.2
Chemicals	2.2
Automobile Manufacturers	1.8
Retail	1.8
Computers	1.7
Biotechnology	1.6
Semiconductors	1.6
Auto Parts & Equipment	1.5
Healthcare Products	1.2
Iron/Steel	0.7
Electronic Components & Equipment	0.5

100.7
Liabilities in excess of other assets	(0.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value, including securities on loan of $21,815,171:
Unaffiliated investments (cost $1,474,369,453)	$1,477,048,029
Affiliated investments (cost $48,164,080)	48,164,080
Cash	131,391
Receivable for fund share sold	9,731,835
Receivable for investments sold	3,309,098
Dividends and interest receivable	2,045,905
Prepaid expenses	879

Total Assets	1,540,431,217

LIABILITIES:
Payable to broker for collateral for securities on loan	22,329,634
Payable for investments purchased	3,590,572
Advisory fees payable	287,885
Accrued expenses and other liabilities	71,908
Shareholder servicing fees payable	9,247
Payable for fund share repurchased	1,923
Affiliated transfer agent fee payable	524

Total Liabilities	26,291,693

NET ASSETS	$1,514,139,524

Net assets were comprised of:
Paid-in capital	$2,057,851,273
Retained earnings	(543,711,749)

Net assets, June 30, 2011	$1,514,139,524

Net asset value and redemption price per share, $1,514,139,524 / 90,751,888 outstanding shares of beneficial interest	$16.68

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $41,800 foreign withholding tax)	$8,738,858
Affiliated dividend income	47,853
Affiliated income from securities lending, net	14,557

8,801,268

EXPENSES
Advisory fees	3,658,900
Shareholder servicing fees and expenses	487,849
Custodian and accounting fees	69,000
Audit fee	11,000
Trustees’ fees	8,000
Commitment fee on syndicated credit agreement	7,000
Insurance expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	4,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Loan interest expense (Note 7)	303
Miscellaneous	7,240
Total expenses	4,266,292

Less: shareholder servicing fee waiver	(35,583)

Net expenses	4,230,709

NET INVESTMENT INCOME	4,570,559

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	153,994,039
Net change in unrealized appreciation (depreciation) on investments	(93,467,249)

NET GAIN ON INVESTMENTS	60,526,790

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,097,349

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,570,559	$8,272,604
Net realized gain on investment transactions	153,994,039	75,241,213
Net change in unrealized appreciation (depreciation) on investments	(93,467,249)	15,744,010

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	65,097,349	99,257,827

DISTRIBUTIONS	(8,270,985)	(12,614,842)

FUND SHARE TRANSACTIONS:
Fund share sold [40,514,128 and 9,884,841 shares, respectively]	662,605,084	142,090,469
Fund share issued in reinvestment of distributions [507,422 and 920,120 shares, respectively]	8,270,985	12,614,842
Fund share repurchased [6,441,850 and 15,527,272 shares, respectively]	(108,336,777)	(220,662,925)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	562,539,292	(65,957,614)

TOTAL INCREASE IN NET ASSETS	619,365,656	20,685,371
NET ASSETS:
Beginning of period	894,773,868	874,088,497

End of period	$1,514,139,524	$894,773,868

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS	Shares	Value (Note 2)

Advertising — 1.1%
Lamar Advertising Co. (Class A Stock)*(a)	236,543	$6,474,182

Aerospace/Defense — 1.2%
Raytheon Co.	143,874	7,172,119

Apparel — 0.5%
Polo Ralph Lauren Corp.	24,317	3,224,677

Apparel/Shoes — 2.2%
Phillips-Van Heusen Corp.	205,180	13,433,135

Chemicals — 1.0%
Ecolab, Inc.	108,372	6,110,013

Commercial Banks — 1.0%
First Republic Bank*(a)	197,960	6,390,149

Commercial Services — 9.3%
Coinstar, Inc.*(a)	228,102	12,440,683
Genpact Ltd. (Bermuda)*	398,882	6,876,725
Quanta Services, Inc.*	419,019	8,464,184
Ritchie Brothers Auctioneers, Inc. (Canada)(a)	168,447	4,630,608
SuccessFactors, Inc.*(a)	269,117	7,912,040
Verisk Analytics, Inc. (Class A Stock)*	262,402	9,084,357
Western Union Co. (The)	392,892	7,869,627

		57,278,224

Computers — 3.1%
NetApp, Inc.*	178,158	9,403,179
RealD, Inc.*(a)	401,567	9,392,652

		18,795,831

Consumer Products & Services — 3.9%
Avon Products, Inc.	416,864	11,672,192
FleetCor Technologies, Inc.*	85,896	2,545,957
Newell Rubbermaid, Inc.	600,014	9,468,221

		23,686,370

Diversified Financial Services — 6.1%
Affiliated Managers Group, Inc.*	33,804	3,429,416
IntercontinentalExchange, Inc.*	105,351	13,138,323
Lazard Ltd. (Class A Stock) (Bermuda)	234,233	8,690,044
SLM Corp.	373,462	6,277,896
TD Ameritrade Holding Corp.(a)	314,452	6,134,959

		37,670,638

Electronic Components — 2.0%
Amphenol Corp. (Class A Stock)	226,733	12,241,315

Electronics — 2.3%
Dolby Laboratories, Inc. (Class A Stock)*	134,784	5,722,929
FLIR Systems, Inc.(a)	249,183	8,399,959

		14,122,888

Environmental Services — 1.0%
Nalco Holding Co.(a)	220,612	6,135,220

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Financial – Bank & Trust — 1.7%
Northern Trust Corp.	222,095	$10,207,486

Financial Services — 3.2%
Global Payments, Inc.	318,370	16,236,870
Invesco Ltd. (Bermuda)	140,634	3,290,836

		19,527,706

Hand/Machine Tools — 2.2%
Kennametal, Inc.	325,634	13,745,011

Healthcare Products — 4.2%
CareFusion Corp.*	344,895	9,370,797
Intuitive Surgical, Inc.*(a)	15,711	5,846,221
St. Jude Medical, Inc.	222,237	10,596,260

		25,813,278

Industrial Products — 1.7%
Roper Industries, Inc.	128,357	10,692,138

Insurance — 1.4%
Principal Financial Group, Inc.(a)	284,037	8,640,406

Internet Services — 2.6%
Equinix, Inc.*	90,785	9,171,101
Rackspace Hosting, Inc.*	77,264	3,302,263
Renren, Inc., ADR (Cayman Islands)*(a)	385,177	3,408,817

		15,882,181

Lodging — 0.8%
Marriott International, Inc. (Class A Stock)	130,995	4,649,013

Manufacturing — 0.7%
Rockwell Automation, Inc.	51,590	4,475,948

Media — 1.0%
Scripps Networks Interactive, Inc. (Class A Stock)	124,806	6,100,517

Medical Products — 3.0%
C.R. Bard, Inc.(a)	77,236	8,485,147
Henry Schein, Inc.*	138,245	9,896,959

		18,382,106

Oil & Gas — 8.7%
Core Laboratories NV (Netherlands)(a)	68,000	7,584,720
Dril-Quip, Inc.*(a)	151,957	10,307,244
Petrohawk Energy Corp.*	248,451	6,129,286
Pioneer Natural Resources Co.(a)	121,912	10,919,658
Southwestern Energy Co.*	183,742	7,878,857
Whiting Petroleum Corp.*	188,664	10,736,868

		53,556,633

Oil Well Services & Equipment — 2.3%
Cameron International Corp.*	285,347	14,350,101

Real Estate — 1.6%
CB Richard Ellis Group, Inc. (Class A Stock)*	389,865	9,789,510

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)
	Shares	Value (Note 2)

Retail — 10.5%
Bed Bath & Beyond, Inc.*	225,137	$13,141,247
Darden Restaurants, Inc.	126,392	6,289,266
Dick’s Sporting Goods, Inc.*	177,696	6,832,411
GameStop Corp. (Class A Stock)*(a)	220,232	5,873,588
PetSmart, Inc.	302,659	13,731,639
Staples, Inc.	636,853	10,062,277
Urban Outfitters, Inc.*(a)	304,869	8,582,062

		64,512,490

Semiconductors — 5.6%
Altera Corp.	160,773	7,451,828
Linear Technology Corp.	166,157	5,486,504
NVIDIA Corp.*(a)	399,374	6,364,025
Xilinx, Inc.	420,417	15,332,608

		34,634,965

Software — 6.3%
Citrix Systems, Inc.*	116,199	9,295,920
Emdeon, Inc. (Class A Stock)*	310,219	4,070,073
MSCI, Inc. (Class A Stock)*(a)	227,880	8,586,518
salesforce.com, Inc.*	61,449	9,154,672
VeriFone Systems, Inc.*(a)	172,807	7,663,991

		38,771,174

Telecommunications — 5.7%
Crown Castle International Corp.*	171,925	7,012,821
DigitalGlobe, Inc.*	196,676	4,997,537
SBA Communications Corp. (Class A Stock)*	362,953	13,861,175
tw telecom, Inc.*(a)	449,236	9,222,815

		35,094,348

Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	51,347	4,048,197

TOTAL LONG-TERM INVESTMENTS
(cost $544,187,861)		605,607,969

SHORT-TERM INVESTMENT — 17.7%
	Shares	Value (Note 2)

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $108,578,706; includes $102,016,950 of cash collateral for securities on loan)(b)(w)(Note 4)	108,578,706	$108,578,706

TOTAL INVESTMENTS — 116.3%
(cost $652,766,567)		714,186,675
Liabilities in excess of other assets — (16.3)%		(99,972,527)

NET ASSETS — 100.0%		$614,214,148

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $100,033,011; cash collateral of $102,016,950 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 –Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$605,607,969	$—	$—
Affiliated Money Market Mutual Fund	108,578,706	—	—

Total	$714,186,675	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (16.6% represents investments purchased with collateral from securities on loan)	17.7%
Retail	10.5
Commercial Services	9.3
Oil & Gas	8.7
Software	6.3
Diversified Financial Services	6.1
Telecommunications	5.7
Semiconductors	5.6
Healthcare Products	4.2
Consumer Products & Services	3.9
Financial Services	3.2
Computers	3.1
Medical Products	3.0
Internet Services	2.6
Oil Well Services & Equipment	2.3
Electronics	2.3
Hand/Machine Tools	2.2
Apparel/Shoes	2.2
Electronic Components	2.0
Industrial Products	1.7
Financial – Bank & Trust	1.7
Real Estate	1.6
Insurance	1.4
Aerospace/Defense	1.2
Advertising	1.1
Commercial Banks	1.0
Environmental Services	1.0
Chemicals	1.0
Media	1.0
Lodging	0.8
Manufacturing	0.7
Transportation	0.7
Apparel	0.5

116.3
Liabilities in excess of other assets	(16.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011

ASSETS
Investments at value, including securities on loan of $100,033,011:
Unaffiliated investments (cost $544,187,861)	$605,607,969
Affiliated investments (cost $108,578,706)	108,578,706
Receivable for fund share sold	1,312,080
Receivable for investments sold	1,058,740
Dividends receivable	375,684
Prepaid expenses	2,368

Total Assets	716,935,547

LIABILITIES:
Payable to broker for collateral for securities on loan	102,016,950
Payable for investments purchased	369,035
Advisory fees payable	169,151
Payable to custodian	112,916
Accrued expenses and other liabilities	49,171
Shareholder servicing fees payable	3,252
Affiliated transfer agent fee payable	524
Payable for fund share repurchased	400

Total Liabilities	102,721,399

NET ASSETS	$614,214,148

Net assets were comprised of:
Paid-in capital	$503,430,792
Retained earnings	110,783,356

Net assets, June 30, 2011	$614,214,148

Net asset value and redemption price per share, $614,214,148 / 113,854,208 outstanding shares of beneficial interest	$5.39

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $10,714 foreign withholding tax)	$2,286,793
Affiliated income from securities lending, net	315,573
Affiliated dividend income	19,079

2,621,445

EXPENSES
Advisory fees	3,483,546
Shareholder servicing fees and expenses	348,355
Custodian and accounting fees	55,000
Audit fee	9,000
Trustees’ fees	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	4,000
Legal fees and expenses	4,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	3,000
Loan interest expense (Note 7)	888
Miscellaneous	5,393

Total expenses	3,928,182
Less: shareholder servicing fee waiver	(10,041)

Net expenses	3,918,141

NET INVESTMENT LOSS	(1,296,696)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	56,768,043
Net change in unrealized appreciation (depreciation) on investments	(24,828,862)

NET GAIN ON INVESTMENTS	31,939,181

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,642,485

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(1,296,696)	$(2,426,248)
Net realized gain on investment transactions	56,768,043	58,276,475
Net change in unrealized appreciation (depreciation) on investments	(24,828,862)	38,609,360

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	30,642,485	94,459,587

DISTRIBUTIONS	(30,112,816)	—

FUND SHARE TRANSACTIONS:
Fund share sold [16,518,063 and 57,529,651 shares, respectively]	92,926,506	275,927,359
Fund share issued in reinvestment of distributions [5,813,285 and 0 shares, respectively]	30,112,816	—
Fund share repurchased [29,782,274 and 32,994,607 shares, respectively]	(169,073,639)	(150,445,745)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(46,034,317)	125,481,614

TOTAL INCREASE (DECREASE) IN NET ASSETS	(45,504,648)	219,941,201
NET ASSETS:
Beginning of period	659,718,796	439,777,595

End of period	$614,214,148	$659,718,796

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace — 1.3%
AAR Corp.(a)	92,644	$2,509,726
Kaman Corp.	89,902	3,188,824

		5,698,550

Airlines — 0.7%
JetBlue Airways Corp.*(a)	499,886	3,049,305

Auto Repair — 0.4%
Monro Muffler Brake, Inc.(a)	50,065	1,866,924

Automotive Parts — 1.6%
Dana Holding Corp.*(a)	73,985	1,353,926
Tenneco, Inc.*	86,334	3,804,739
Visteon Corp.*	31,968	2,186,931

		7,345,596

Banking — 1.2%
BancorpSouth, Inc.	47,850	593,819
Home BancShares, Inc.	45,202	1,068,575
Lakeland Financial Corp.	31,182	694,111
Sandy Spring Bancorp, Inc.	41,638	749,068
Webster Financial Corp.(a)	104,025	2,186,605

		5,292,178

Basic Materials – Chemical — 0.9%
Minerals Technologies, Inc.	62,388	4,135,700

Basic Materials – Forest — 0.2%
Universal Forest Products, Inc.	45,717	1,095,379

Basic Materials – Mining — 1.2%
Commercial Metals Co.	228,515	3,279,190
Schnitzer Steel Industries, Inc. (Class A Stock)	34,444	1,983,975

		5,263,165

Chemicals — 2.0%
Fuller (H.B.) Co.	124,839	3,048,568
PolyOne Corp.	333,917	5,165,696
Tronox, Inc.*(a)	4,837	677,180

		8,891,444

Clothing & Apparel — 2.3%
Deckers Outdoor Corp.*	17,296	1,524,469
G-III Apparel Group Ltd.*(a)	34,990	1,206,455
Iconix Brand Group, Inc.*	120,744	2,922,005
Steven Madden Ltd.*(a)	54,548	2,046,096
Warnaco Group, Inc. (The)*	55,800	2,915,550

		10,614,575

Commercial Services — 1.5%
Aegean Marine Petroleum Network, Inc. (Marshall Islands)	251,527	1,783,327
Medifast, Inc.*(a)	48,369	1,147,796
PHH Corp.*(a)	69,605	1,428,295
Team Health Holdings, Inc.*	114,489	2,577,147

		6,936,565

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Computer Services & Software — 2.7%
Avid Technology, Inc.*	115,585	$2,177,621
Blue Coat Systems, Inc.*	119,213	2,605,996
Mentor Graphics Corp.*	155,939	1,997,579
Monotype Imaging Holdings, Inc.*	89,264	1,261,300
NetScout Systems, Inc.*	41,339	863,572
Parametric Technology Corp.*	59,570	1,365,940
SS&C Technologies Holdings, Inc.*(a)	110,780	2,201,199

		12,473,207

Construction — 0.4%
Meritage Homes Corp.*	81,738	1,844,009

Consumer Cyclicals – Construction — 0.5%
Comfort Systems USA, Inc.	225,907	2,396,873

Consumer Staples – Home Products — 0.4%
Elizabeth Arden, Inc.*	59,877	1,738,229

Distribution/Wholesale — 0.7%
Beacon Roofing Supply, Inc.*(a)	88,277	2,014,481
ScanSource, Inc.*	35,929	1,346,619

		3,361,100

Diversified Financial Services — 1.1%
Artio Global Investors, Inc.(a)	28,873	326,265
BGC Partners, Inc. (Class A Stock)(a)	81,672	631,325
MF Global Holdings Ltd.*(a)	160,679	1,243,655
Ocwen Financial Corp.*(a)	110,816	1,414,012
Piper Jaffray Cos.*	18,497	532,899
Stifel Financial Corp.*	23,757	851,926

		5,000,082

Electrical Utilities — 1.3%
Cleco Corp.	66,032	2,301,215
IDACORP, Inc.	22,162	875,399
NorthWestern Corp.	32,435	1,073,923
Portland General Electric Co.	67,470	1,705,642

		5,956,179

Electronic Components & Equipment — 3.4%
Belden, Inc.	70,921	2,472,306
Checkpoint Systems, Inc.*	124,965	2,234,374
Convergys Corp.*	159,974	2,182,045
Electronics for Imaging, Inc.*	182,521	3,143,012
Empire District Electric Co. (The)	3,733	71,898
EnerSys*	62,745	2,159,683
Plexus Corp.*(a)	42,245	1,470,548
Watts Water Technologies, Inc. (Class A Stock)	53,410	1,891,248

		15,625,114

Engineering & Construction — 0.4%
Michael Baker Corp.*	23,657	499,636
MYR Group, Inc.*	52,082	1,218,719

		1,718,355

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Entertainment & Leisure — 1.0%
Ascent Media Corp. (Class A Stock)*	3,003	$159,069
Polaris Industries, Inc.	20,500	2,278,985
Six Flags Entertainment Corp.(a)	51,744	1,937,813

		4,375,867

Environmental Control — 0.5%
Darling International, Inc.*	136,566	2,417,218

Equipment Services — 1.6%
RSC Holdings, Inc.*(a)	309,715	3,704,191
Watsco, Inc.	53,713	3,651,947

		7,356,138

Financial – Bank & Trust — 9.1%
Bank of the Ozarks, Inc.(a)	55,085	2,867,725
Boston Private Financial Holdings, Inc.	105,577	694,697
Bridge Capital Holdings*(a)	21,470	237,888
Brookline Bancorp, Inc.(a)	151,479	1,404,210
Capital City Bank Group, Inc.	5,661	58,082
CoBiz Financial, Inc.	80,386	525,724
Columbia Banking System, Inc.	62,188	1,070,877
Community Bank System, Inc.	39,187	971,446
East West Bancorp, Inc.	61,958	1,252,171
First Financial Holdings, Inc.	17,636	158,195
First Midwest Bancorp, Inc.	158,233	1,944,684
First of Long Island Corp. (The)	19,088	532,364
FirstMerit Corp.	67,270	1,110,628
FNB Corp.(a)	151,895	1,572,113
Glacier Bancorp, Inc.(a)	170,584	2,299,472
Hancock Holding Co.	75,060	2,325,359
Heritage Financial Corp.	37,707	487,551
IBERIABANK Corp.	23,716	1,366,990
KBW, Inc.	38,444	718,903
MB Financial, Inc.	121,626	2,340,084
Northwest Bancshares, Inc.(a)	126,907	1,596,490
Prosperity Bancshares, Inc.	73,423	3,217,396
Provident Financial Services, Inc.	76,001	1,088,334
SCBT Financial Corp.	36,492	1,046,591
Sierra Bancorp(a)	18,958	214,605
Signature Bank*(a)	83,460	4,773,912
Simmons First National Corp. (Class A Stock)	23,914	613,633
Southcoast Financial Corp.*	10,519	33,977
Summit State Bank	9,700	65,184
Texas Capital Bancshares, Inc.*(a)	76,336	1,971,759
Trico Bancshares	43,228	631,129
UMB Financial Corp.	53,620	2,245,606

		41,437,779

Financial – Brokerage — 0.3%
Knight Capital Group, Inc. (Class A Stock)*(a)	140,054	1,543,395

Financial Services — 3.0%
Apollo Investment Corp.	134,678	1,375,063
Dime Community Bancshares, Inc.	66,008	959,756
First Cash Financial Services, Inc.*	41,887	1,758,835
First Financial Bankshares, Inc.(a)	75,283	2,593,499
Flushing Financial Corp.	91,854	1,194,102

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Financial Services (cont’d.)
Golub Capital BDC, Inc.	39,965	$596,678
PennantPark Investment Corp.	113,884	1,276,640
Pinnacle Financial Partners, Inc.*(a)	72,102	1,121,907
PrivateBancorp, Inc.	114,870	1,585,206
Provident New York Bancorp	65,112	544,336
WSFS Financial Corp.	19,300	765,245

		13,771,267

Food — 1.3%
Hain Celestial Group, Inc. (The)*	84,271	2,811,281
TreeHouse Foods, Inc.*	55,071	3,007,427

		5,818,708

Hand/Machine Tools — 0.4%
Regal-Beloit Corp.	25,221	1,684,006

Healthcare Services — 3.6%
Amedisys, Inc.*(a)	83,296	2,218,172
HealthSouth Corp.*	55,236	1,449,393
Hill-Rom Holdings, Inc.	21,552	992,254
ICON PLC, ADR (Ireland)*	166,175	3,915,083
LHC Group, Inc.*(a)	57,399	1,323,621
Lincare Holdings, Inc.(a)	138,673	4,058,959
Omega Healthcare Investors, Inc.	114,100	2,397,241

		16,354,723

Home Furnishings — 0.4%
Tempur-Pedic International, Inc.*	26,813	1,818,458

Hotels & Motels — 0.9%
Gaylord Entertainment Co.*(a)	86,535	2,596,050
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	139,988	1,504,871

		4,100,921

Industrial Products — 0.5%
Olympic Steel, Inc.	76,484	2,105,605

Industrials – Components — 0.9%
Actuant Corp. (Class A Stock)	52,289	1,402,914
Applied Industrial Technologies, Inc.	70,231	2,500,926

		3,903,840

Industrials – Electrical Equipment — 0.6%
Anixter International, Inc.(a)	44,792	2,926,709

Industrials – Machinery — 0.6%
MTS Systems Corp.	33,511	1,401,765
Tennant Co.	37,626	1,502,406

		2,904,171

Insurance — 0.9%
Alterra Capital Holdings Ltd. (Bermuda)	115,237	2,569,785
Enstar Group Ltd. (Bermuda)*	12,857	1,343,428

		3,913,213

Insurance – Life Insurance — 1.4%
American Equity Investment Life Holding Co.(a)	347,788	4,420,385
Symetra Financial Corp.	133,765	1,796,464

		6,216,849

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Insurance – Property Insurance — 3.6%
Aspen Insurance Holdings Ltd. (Bermuda)	45,866	$1,180,132
Donegal Group, Inc. (Class A Stock)	42,423	543,014
Meadowbrook Insurance Group, Inc.	465,479	4,612,897
MGIC Investment Corp.*(a)	220,502	1,311,987
ProAssurance Corp.*	53,030	3,712,100
RLI Corp.	36,068	2,233,331
Tower Group, Inc.	117,877	2,807,830

		16,401,291

Investment Companies — 0.3%
Solar Capital Ltd.	43,158	1,065,571
Solar Senior Capital Ltd.	28,304	508,057

		1,573,628

Machinery — 1.5%
Altra Holdings, Inc.*	56,368	1,352,268
Graco, Inc.	40,378	2,045,550
Robbins & Myers, Inc.	62,741	3,315,862

		6,713,680

Medical Supplies & Equipment — 0.6%
PSS World Medical, Inc.*(a)	96,321	2,697,951

Metals & Mining — 2.3%
Kaiser Aluminum Corp.(a)	76,261	4,165,376
Metals USA Holdings Corp.*(a)	105,465	1,571,428
RBC Bearings, Inc.*	69,214	2,613,521
Taseko Mines Ltd. (Canada)*	415,142	2,059,104

		10,409,429

Miscellaneous Manufacturing — 1.2%
AZZ, Inc.(a)	27,933	1,279,331
Carlisle Cos., Inc.	85,850	4,226,396

		5,505,727

Oil & Gas — 6.2%
Approach Resources, Inc.*(a)	124,224	2,816,158
Carrizo Oil & Gas, Inc.*	20,788	867,899
Key Energy Services, Inc.*	209,224	3,766,032
Kodiak Oil & Gas Corp. (Canada)*(a)	65,979	380,699
Laclede Group, Inc. (The)	4,408	166,755
Magnum Hunter Resources Corp.*	66,542	449,824
Northern Oil and Gas, Inc.*(a)	55,972	1,239,780
Oil States International, Inc.*(a)	41,305	3,300,683
Petroleum Development Corp.*(a)	54,566	1,632,069
Resolute Energy Corp.*(a)	242,527	3,919,236
Rosetta Resources, Inc.*(a)	96,989	4,998,813
Thermon Group Holdings, Inc.*	133,445	1,601,340
World Fuel Services Corp.	86,838	3,120,089

		28,259,377

Pharmaceuticals — 1.1%
Herbalife Ltd. (Cayman Islands)	50,914	2,934,683
West Pharmaceutical Services, Inc.	47,582	2,082,188

		5,016,871

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Real Estate — 0.4%
Retail Opportunity Investments Corp.	164,211	$1,766,910

Real Estate Investment Trust – Apartment — 1.7%
American Campus Communities, Inc.	144,096	5,118,290
Mid-America Apartment Communities, Inc.	35,422	2,389,922

		7,508,212

Real Estate Investment Trust – Hotels — 0.4%
Pebblebrook Hotel Trust	91,366	1,844,680

Real Estate Investment Trust – Mortgage — 1.3%
MFA Financial, Inc.	495,954	3,987,470
Two Harbors Investment Corp.	164,934	1,773,041

		5,760,511

Real Estate Investment Trust – Office Industrial — 0.7%
Parkway Properties, Inc.	172,956	2,950,629

Real Estate Investment Trust – Other REITs — 3.9%
BioMed Realty Trust, Inc.(a)	201,909	3,884,729
Cogdell Spencer, Inc.	147,226	881,884
Cypress Sharpridge Investments, Inc.(a)	291,517	3,734,333
DuPont Fabros Technology, Inc.(a)	88,285	2,224,782
Entertainment Properties Trust(a)	91,841	4,288,975
U-Store-It Trust	262,966	2,766,402

		17,781,105

Real Estate Investment Trust – Retail — 1.3%
Acadia Realty Trust	141,356	2,873,767
National Retail Properties, Inc.(a)	124,266	3,045,760

		5,919,527

Real Estate Investment Trusts — 2.7%
Coresite Realty Corp.	164,568	2,698,915
CreXus Investment Corp.	114,429	1,271,306
Hudson Pacific Properties, Inc.	28,640	444,779
Medical Properties Trust, Inc.(a)	82,505	948,807
National Health Investors, Inc.	26,571	1,180,550
PS Business Parks, Inc.	64,889	3,575,384
Redwood Trust, Inc.(a)	133,490	2,018,369

		12,138,110

Restaurants — 0.3%
Wendy’s/Arby’s Group, Inc. (Class A Stock)	277,655	1,407,711

Retail & Merchandising — 3.9%
Cash America International, Inc.(a)	23,238	1,344,783
Children’s Place Retail Stores, Inc. (The)*(a)	41,729	1,856,523
EZCORP, Inc. (Class A Stock)*	43,440	1,545,378
Fossil, Inc.*	29,607	3,485,336
GNC Holdings, Inc. (Class A Stock)*	55,674	1,214,250
HSN, Inc.*(a)	87,454	2,878,986
Jos. A. Bank Clothiers, Inc.*(a)	71,527	3,577,065

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Retail & Merchandising (cont’d.)
Nu Skin Enterprises, Inc. (Class A Stock)	17,869	$670,981
Vera Bradley, Inc.*	33,845	1,292,879

		17,866,181

Semiconductors — 2.6%
Cabot Microelectronics Corp.*	44,903	2,086,643
Micrel, Inc.(a)	78,188	827,229
MKS Instruments, Inc.	94,277	2,490,798
Semtech Corp.*	123,998	3,390,105
Standard Microsystems Corp.*	108,455	2,927,201

		11,721,976

Services – Environmental — 0.4%
Waste Connections, Inc.	54,580	1,731,823

Services – Industrial Services — 0.8%
G & K Services, Inc. (Class A Stock)	69,717	2,360,617
On Assignment, Inc.*	131,384	1,291,505

		3,652,122

Software — 0.5%
SYNNEX Corp.*(a)	64,520	2,045,284

Telecommunications — 1.8%
Knology, Inc.*(a)	152,791	2,268,946
Plantronics, Inc.	103,584	3,783,924
Premiere Global Services, Inc.*	254,539	2,031,221

		8,084,091

Transportation — 0.7%
Forward Air Corp.	23,153	782,340
Heartland Express, Inc.(a)	135,047	2,236,378
Scorpio Tankers, Inc. (Marshall Islands)*	26,528	265,015

		3,283,733

Utilities – Electrical Utilities — 3.3%
Avista Corp.	111,540	2,865,463
El Paso Electric Co.	300,739	9,713,870
MGE Energy, Inc.	31,018	1,257,159
UniSource Energy Corp.	25,032	934,444

		14,770,936

Utilities – Gas Utilities — 1.3%
Northwest Natural Gas Co.	8,440	380,897
Southwest Gas Corp.	146,658	5,662,466

		6,043,363

TOTAL LONG-TERM INVESTMENTS (cost $396,595,653)		435,806,254

SHORT-TERM INVESTMENT — 21.5%
	Shares	Value (Note 2)

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $97,579,731; includes $83,135,395 of cash collateral for securities on loan)(b)(w)(Note 4)	97,579,731	$97,579,731

TOTAL INVESTMENTS — 117.5% (cost $494,175,384)		533,385,985
Liabilities in excess of other assets — (17.5)%		(79,448,270)

NET ASSETS — 100.0%		$453,937,715

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $80,523,639; cash collateral of $83,135,395 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 –Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$435,806,254	$—	$—
Affiliated Money Market Mutual Fund	97,579,731	—	—

Total	$533,385,985	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund
(18.3% represents investments purchased with collateral from securities on loan)	21.5%
Financial – Bank & Trust	9.1
Oil & Gas	6.2
Retail & Merchandising	3.9
Real Estate Investment Trust – Other REITs	3.9
Insurance – Property Insurance	3.6
Healthcare Services	3.6
Electronic Components & Equipment	3.4
Utilities – Electrical Utilities	3.3
Financial Services	3.0
Computer Services & Software	2.7
Real Estate Investment Trusts	2.7
Semiconductors	2.6
Clothing & Apparel	2.3
Metals & Mining	2.3
Chemicals	2.0
Telecommunications	1.8
Real Estate Investment Trust – Apartment	1.7
Equipment Services	1.6
Automotive Parts	1.6
Commercial Services	1.5
Machinery	1.5
Insurance – Life Insurance	1.4
Utilities – Gas Utilities	1.3
Electrical Utilities	1.3
Real Estate Investment Trust – Retail	1.3
Food	1.3
Real Estate Investment Trust – Mortgage	1.3
Aerospace	1.3
Miscellaneous Manufacturing	1.2
Banking	1.2

Basic Materials – Mining	1.2%
Pharmaceuticals	1.1
Diversified Financial Services	1.1
Entertainment & Leisure	1.0
Basic Materials – Chemical	0.9
Hotels & Motels	0.9
Insurance	0.9
Industrials – Components	0.9
Services – Industrial Services	0.8
Distribution/Wholesale	0.7
Transportation	0.7
Airlines	0.7
Real Estate Investment Trust – Office Industrial	0.7
Industrials – Electrical Equipment	0.6
Industrials – Machinery	0.6
Medical Supplies & Equipment	0.6
Environmental Control	0.5
Consumer Cyclicals – Construction	0.5
Industrial Products	0.5
Software	0.5
Auto Repair	0.4
Real Estate Investment Trust – Hotels	0.4
Construction	0.4
Home Furnishings	0.4
Real Estate	0.4
Consumer Staples – Home Products	0.4
Services – Environmental	0.4
Engineering & Construction	0.4
Hand/Machine Tools	0.4
Investment Companies	0.3
Financial – Brokerage	0.3
Restaurants	0.3
Basic Materials – Forest	0.2

117.5
Liabilities in excess of other assets	(17.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011

ASSETS:
Investments at value, including securities on loan of $80,523,639:
Unaffiliated investments (cost $396,595,653)	$435,806,254
Affiliated investments (cost $97,579,731)	97,579,731
Cash	1,191,566
Receivable for investments sold	4,216,820
Dividends receivable	833,427
Receivable for fund share sold	439,220
Prepaid expenses	206

Total Assets	540,067,224

LIABILITIES:
Payable to broker for collateral for securities on loan	83,135,395
Payable for investments purchased	2,678,724
Advisory fees payable	198,625
Payable for fund share repurchased	73,525
Accrued expenses and other liabilities	40,271
Shareholder servicing fees payable	2,445
Affiliated transfer agent fee payable	524

Total Liabilities	86,129,509

NET ASSETS	$453,937,715

Net assets were comprised of:
Paid-in capital	$403,931,005
Retained earnings	50,006,710

Net assets, June 30, 2011	$453,937,715

Net asset value and redemption price per share, $453,937,715 / 40,961,476 outstanding shares of beneficial interest	$11.08

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income	$3,083,300
Affiliated income from securities lending, net	134,795
Affiliated dividend income	16,319

3,234,414

EXPENSES
Advisory fees	1,975,521
Shareholder servicing fees and expenses	207,950
Custodian and accounting fees	46,000
Audit fee	9,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	3,000
Legal fees and expenses	3,000
Insurance expenses	1,000
Commitment fee on syndicated credit agreement	1,000
Loan interest expense (Note 7)	240
Miscellaneous	6,275

Total expenses	2,263,986

NET INVESTMENT INCOME	970,428

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on investment transactions	20,523,269
Net change in unrealized appreciation (depreciation) on investments	38,682

NET GAIN ON INVESTMENTS	20,561,951

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$21,532,379

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$970,428	$1,884,496
Net realized gain on investment transactions	20,523,269	17,040,487
Net change in unrealized appreciation (depreciation) on investments	38,682	28,253,646

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	21,532,379	47,178,629

DISTRIBUTIONS	(1,867,764)	(930,251)

FUND SHARE TRANSACTIONS:
Fund share sold [21,645,750 and 15,711,441 shares, respectively]	235,797,522	142,675,688
Fund share issued in reinvestment of distributions [178,222 and 106,436 shares, respectively]	1,867,764	930,251
Fund share repurchased [6,991,105 and 6,957,675 shares, respectively]	(76,529,221)	(60,011,560)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	161,136,065	83,594,379

CAPITAL CONTRIBUTIONS (NOTE 4)
Proceeds from regulatory settlement	377,705	—

TOTAL INCREASE IN NET ASSETS	181,178,385	129,842,757
NET ASSETS:
Beginning of period	272,759,330	142,916,573

End of period	$453,937,715	$272,759,330

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 99.9%
	Shares	Value (Note 2)

AFFILIATED MUTUAL FUNDS — 91.1%
AST BlackRock Value Portfolio	12,688,885	$116,483,961
AST Federated Aggressive Growth Portfolio	1,891,982	18,276,550
AST Goldman Sachs Concentrated Growth Portfolio	3,755,604	106,659,145
AST Goldman Sachs Large-Cap Value Portfolio	2,305,913	38,462,627
AST Goldman Sachs Mid-Cap Growth Portfolio	1,185,141	6,387,909
AST Goldman Sachs Small-Cap Value Portfolio	389,846	4,319,494
AST International Growth Portfolio	5,086,622	58,750,489
AST International Value Portfolio	3,794,225	62,149,404
AST Jennison Large-Cap Growth Portfolio*	6,647,155	86,678,901
AST Jennison Large-Cap Value Portfolio	4,590,214	57,607,182
AST Large-Cap Value Portfolio	12,968,656	175,206,548
AST Lord Abbett Core Fixed-Income Portfolio	2,456,333	26,602,082
AST Marsico Capital Growth Portfolio	5,296,801	108,531,445
AST MFS Growth Portfolio	6,392,815	64,119,932
AST Mid-Cap Value Portfolio	1,027,651	13,020,343
AST Money Market Portfolio	232,898,469	232,898,469
AST Neuberger Berman Mid-Cap Growth Portfolio*	280,085	6,548,397
AST PIMCO Total Return Bond Portfolio	14,649,271	173,886,844
AST Small-Cap Growth Portfolio*	912,963	21,007,288
AST Small-Cap Value Portfolio	905,737	12,834,288
AST T. Rowe Price Large-Cap Growth Portfolio*	4,936,013	63,970,729
AST Western Asset Core Plus Bond Portfolio	6,429,511	66,609,739

TOTAL AFFILIATED MUTUAL FUNDS
(cost $1,452,700,138)(w)		1,521,011,766

EXCHANGE TRADED FUNDS — 8.8%
	Shares	Value (Note 2)

Consumer Staples Select Sector SPDR Fund(a)	970,668	$30,313,962
Health Care Select Sector SPDR Fund(a)	863,458	30,670,028
iShares Barclays Aggregate Bond Fund(a)	214,781	22,910,689
PowerShares QQQ NASDAQ 100(a)	680,026	38,795,483
SPDR S&P 500 ETF Trust	191,073	25,215,904

TOTAL EXCHANGE TRADED FUNDS
(cost $148,732,867)		147,906,066

TOTAL LONG-TERM INVESTMENTS
(cost $1,601,433,005)		1,668,917,832

SHORT-TERM INVESTMENT — 5.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $83,785,533; cash collateral for securities on loan)(b)(w)(Note 4)	83,785,533	83,785,533

TOTAL INVESTMENTS — 104.9%
(cost $1,685,218,538)		1,752,703,365
Liabilities in excess of other assets — (4.9)%		(82,419,648)

NET ASSETS — 100.0%		$1,670,283,717

The following abbreviations are used in the Portfolio descriptions:

ETF	Exchange Traded Funds
NASDAQ	National Association of Securities Dealers Automated Quotations
SPDR	Standard & Poor’s Depositary Receipts
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $82,501,092; cash collateral of $83,785,533 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$147,906,066	$—	$—
Affiliated Mutual Funds	1,604,797,299	—	—

Total	$1,752,703,365	$—	$—

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Investment Type
Large/Mid-Cap Growth	26.5%
Large/Mid-Cap Value	24.0
Affiliated Money Market Mutual Fund (5.0% represents investments purchased with collateral from securities on loan)	18.9
Core Bonds	16.0
Exchange Traded Funds	8.8
International Value	3.7
International Growth	3.5
Small-Cap Growth	2.4
Small-Cap Value	1.1

104.9
Liabilities in excess of other assets	(4.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

ASSETS:
Investments at value, including securities on loan of $82,501,092:
Affiliated investments (cost $1,536,485,671)	$1,604,797,299
Unaffiliated investments (cost $148,732,867)	147,906,066
Cash	1,268,868
Receivable for fund share sold	2,495,611
Dividends receivable	317,381
Prepaid expenses	57

Total Assets	1,756,785,282

LIABILITIES:
Payable to broker for collateral for securities on loan	83,785,533
Payable for investments purchased	2,500,450
Advisory fees payable	167,812
Accrued expenses and other liabilities	47,240
Affiliated transfer agent fee payable	524
Payable for fund share repurchased	6

Total Liabilities	86,501,565

NET ASSETS	$1,670,283,717

Net assets were comprised of:
Paid-in capital	$1,537,241,567
Retained earnings	133,042,150

Net assets, June 30, 2011	$1,670,283,717

Net asset value and redemption price per share, $1,670,283,717 / 166,804,231 outstanding shares of beneficial interest	$10.01

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2011

INVESTMENT INCOME
Affiliated dividend income	$10,196,706
Unaffiliated dividend income	890,247
Affiliated income from securities lending, net	58,523

11,145,476

EXPENSES
Advisory fees	2,275,214
Custodian and accounting fees	78,000
Audit fee	12,000
Trustees’ fees	9,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	5,000
Commitment fee on syndicated credit agreement	4,000
Shareholders’ reports	3,000
Loan interest expense (Note 7)	241
Miscellaneous	4,890

Total expenses	2,396,345
Less: advisory fee waiver and/or expense reimbursement	(510,460)

Net expenses	1,885,885

NET INVESTMENT INCOME	9,259,591

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on:
Investment transactions (including affiliated $42,589,826)	49,295,541
Net capital gain distribution received (including affiliated $7,043,425)	7,043,425

56,338,966

Net change in unrealized appreciation (depreciation) on investments (including affiliated $(11,599,027))	(20,573,320)

NET GAIN ON INVESTMENTS	35,765,646

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$45,025,237

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$9,259,591	$4,869,008
Net realized gain on investment transactions	56,338,966	67,643,665
Net change in unrealized appreciation (depreciation) on investments	(20,573,320)	43,642,593

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	45,025,237	116,155,266

DISTRIBUTIONS	(67,447,694)	(2,275,077)

FUND SHARE TRANSACTIONS:
Fund share sold [36,216,693 and 94,378,022 shares, respectively]	374,276,433	872,856,500
Fund share issued in reinvestment of distributions [6,924,815 and 257,071 shares, respectively]	67,447,694	2,275,077
Fund share repurchased [2,911,565 and 29,952,059 shares, respectively]	(29,737,477)	(260,326,239)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	411,986,650	614,805,338

TOTAL INCREASE IN NET ASSETS	389,564,193	728,685,527
NET ASSETS:
Beginning of period	1,280,719,524	552,033,997

End of period	$1,670,283,717	$1,280,719,524

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 100.1%
	Shares	Value (Note 2)

AFFILIATED MUTUAL FUNDS — 91.9%
AST BlackRock Value Portfolio	9,832,368	$90,261,142
AST Federated Aggressive Growth Portfolio	1,756,461	16,967,418
AST Goldman Sachs Concentrated Growth Portfolio	2,978,318	84,584,242
AST Goldman Sachs Large-Cap Value Portfolio	1,783,546	29,749,540
AST Goldman Sachs Mid-Cap Growth Portfolio	940,685	5,070,294
AST Goldman Sachs Small-Cap Value Portfolio	244,895	2,713,433
AST International Growth Portfolio	5,220,278	60,294,206
AST International Value Portfolio	3,735,764	61,191,815
AST Jennison Large-Cap Growth Portfolio*	5,271,660	68,742,441
AST Jennison Large-Cap Value Portfolio	3,568,234	44,781,339
AST Large-Cap Value Portfolio	10,080,907	136,193,052
AST Lord Abbett Core Fixed-Income Portfolio	5,264,529	57,014,844
AST Marsico Capital Growth Portfolio	4,200,972	86,077,925
AST MFS Growth Portfolio	5,069,510	50,847,187
AST Mid-Cap Value Portfolio	805,808	10,209,584
AST Money Market Portfolio	407,474,085	407,474,085
AST Neuberger Berman Mid-Cap Growth Portfolio*	222,439	5,200,627
AST PIMCO Total Return Bond Portfolio	31,338,290	371,985,497
AST Small-Cap Growth Portfolio*	848,408	19,521,874
AST Small-Cap Value Portfolio	555,116	7,865,993
AST T. Rowe Price Large-Cap Growth Portfolio*	3,914,395	50,730,561
AST Western Asset Core Plus Bond Portfolio	13,745,154	142,399,798

TOTAL AFFILIATED MUTUAL FUNDS
(cost $1,747,012,798)(w)		1,809,876,897

EXCHANGE TRADED FUNDS — 8.2%
	Shares	Value (Note 2)

Consumer Staples Select Sector SPDR Fund(a)	1,023,072	$31,950,539
Health Care Select Sector SPDR Fund(a)	909,928	32,320,642
iShares Barclays Aggregate Bond Fund	234,089	24,970,274
PowerShares QQQ NASDAQ 100(a)	747,901	42,667,752
SPDR S&P 500 ETF Trust(a)	223,691	29,520,501

TOTAL EXCHANGE TRADED FUNDS
(cost $162,121,678)		161,429,708

TOTAL LONG-TERM INVESTMENTS
(cost $1,909,134,476)		1,971,306,605

SHORT-TERM INVESTMENT — 5.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $111,577,926; cash collateral for securities on loan)(b)(w)(Note 4)	111,577,926	111,577,926

TOTAL INVESTMENTS — 105.7%
(cost $2,020,712,402)		2,082,884,531
Liabilities in excess of other assets — (5.7)%		(112,995,659)

NET ASSETS — 100.0%		$1,969,888,872

The following abbreviations are used in the Portfolio descriptions:
ETF	Exchange Traded Funds
NASDAQ	National Association of Securities Dealers Automated Quotations
SPDR	Standard & Poor’s Depositary Receipts
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $109,961,910; cash collateral of $111,577,926 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying
portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$161,429,708	$—	$—
Affiliated Mutual Funds	1,921,454,823	—	—

Total	$2,082,884,531	$—	$—

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Investment Type
Core Bonds	29.0%
Affiliated Money Market Mutual Fund (5.6% represents investments purchased with collateral from securities on loan)	26.3
Large/Mid-Cap Growth	17.7
Large/Mid-Cap Value	15.8
Exchange Traded Funds	8.2
International Value	3.1
International Growth	3.0
Small-Cap Growth	1.9
Small-Cap Value	0.5
Mid-Cap Value	0.2

105.7
Liabilities in excess of other assets	(5.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2011

ASSETS:
Investments at value, including securities on loan of $109,961,910:
Affiliated investments (cost $1,858,590,724)	$1,921,454,823
Unaffiliated investments (cost $162,121,678)	161,429,708
Receivable for fund share sold	890,735
Dividends receivable	327,675
Prepaid expenses	98

Total Assets	2,084,103,039

LIABILITIES:
Payable to broker for collateral for securities on loan	111,577,926
Payable to custodian	1,170,712
Payable for investments purchased	1,037,702
Advisory fees payable	198,584
Payable for fund share repurchased	167,969
Accrued expenses and other liabilities	60,750
Affiliated transfer agent fee payable	524

Total Liabilities	114,214,167

NET ASSETS	$1,969,888,872

Net assets were comprised of:
Paid-in capital	$1,816,355,500
Retained earnings	153,533,372

Net assets, June 30, 2011	$1,969,888,872

Net asset value and redemption price per share, $1,969,888,872 / 191,339,606 outstanding shares of beneficial interest	$10.30

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Affiliated dividend income	$15,025,992
Unaffiliated dividend income	946,084
Affiliated income from securities lending, net	43,430

16,015,506

EXPENSES
Advisory fees	2,753,319
Custodian and accounting fees	97,000
Audit fee	12,000
Trustees’ fees	11,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	5,000
Commitment fee on syndicated credit agreement	4,000
Shareholders’ reports	3,000
Insurance expenses	1,000
Loan interest expense (Note 7)	214
Miscellaneous	5,801

Total expenses	2,897,334
Less: advisory fee waiver and/or expense reimbursement	(669,828)

Net expenses	2,227,506

NET INVESTMENT INCOME	13,788,000

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions (including affiliated $55,053,235)	63,402,271
Net capital gain distribution received (including affiliated $14,378,351)	14,378,351

77,780,622

Net change in unrealized appreciation (depreciation) on investments (including affiliated $(31,616,363))	(42,789,423)

NET GAIN ON INVESTMENTS	34,991,199

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,779,199

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$13,788,000	$8,693,159
Net realized gain on investment transactions	77,780,622	90,431,115
Net change in unrealized appreciation (depreciation) on investments	(42,789,423)	45,109,779

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	48,779,199	144,234,053

DISTRIBUTIONS	(97,901,397)	(5,185,046)

FUND SHARE TRANSACTIONS:
Fund share sold [27,865,060 and 86,502,107 shares, respectively]	298,563,835	848,994,044
Fund share issued in reinvestment of distributions [9,693,208 and 547,523 shares, respectively]	97,901,397	5,185,046
Fund share repurchased [4,148,836 and 13,766,202 shares, respectively]	(44,331,541)	(130,482,815)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	352,133,691	723,696,275

TOTAL INCREASE IN NET ASSETS	303,011,493	862,745,282
NET ASSETS:
Beginning of period	1,666,877,379	804,132,097

End of period	$1,969,888,872	$1,666,877,379

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 89.8% ASSET-BACKED SECURITIES — 9.1%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Residential Mortgage-Backed Securities — 4.7%
ARES CLO Funds (Cayman Islands), Ser. 2005-10A, Class A3, 144A(a)	Aa3	0.487%	09/18/17	$705	$685,874
BA Credit Card Trust, Ser. 2006-C5, Class C5(a)	A3	0.587%	01/15/16	5,000	4,954,653
Bank One Issuance Trust, Ser. 2004-C2, Class C2(a)	Baa2	0.987%	02/15/17	3,000	2,991,479
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aa2	0.507%	05/25/17	1,379	1,323,850
Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	0.477%	01/15/14	1,000	999,579
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(a)	Aaa	0.624%	07/27/16	701	692,232
Fuel Trust, Sec’d. Notes, 144A	Baa2	3.984%	06/15/16	225	223,172
Fuel Trust, Sec’d. Notes, 144A	Baa2	4.207%	04/15/16	775	777,955
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aa2	0.638%	07/15/16	169	166,096
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(a)	Aaa	0.515%	10/19/20	967	926,142
MBNA Credit Card Master Note Trust, Ser. 2002-C3, Class C3(a)	A3	1.537%	10/15/14	1,500	1,508,963
MBNA Credit Card Master Note Trust, Ser. 2004-C2, Class C2(a)	A3	1.087%	11/15/16	1,500	1,497,958
MBNA Credit Card Master Note Trust, Ser. 2006-C1, Class C1(a)(b)	A3	0.607%	07/15/15	7,000	6,964,936
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aaa	0.609%	08/22/16	595	585,622

					24,298,511

Residential Mortgage-Backed Securities — 4.4%
ACE Securities Corp., Ser. 2004-IN1, Class A1(a)	Aa2	0.506%	05/25/34	1,649	1,353,453
Ameriquest Mortgage Securities, Inc., Ser. 2004-R8, Class M1(a)	Baa1	1.146%	09/25/34	2,000	1,640,760
Asset Backed Securities Corp. Home Equity, Ser. 2004-HE6, Class A2(a)	Aaa	0.546%	09/25/34	1,942	1,678,111
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2(a)	Aa2	0.546%	10/25/34	389	354,304
Countrywide Asset-Backed Certificates, Ser. 2004-6, Class 2A5(a)	Aa3	0.576%	11/25/34	1,592	1,388,908
Countrywide Asset-Backed Certificates, Ser. 2004-ECC2, Class M1(a)	Aa3	1.086%	12/25/34	2,772	2,482,112
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB4, Class AF2	Aaa	4.751%	08/25/35	17	16,953
GSAMP Trust, Ser. 2005-WMC1, Class A4(a)	Aa1	0.566%	09/25/35	1,210	1,168,824
Home Equity Asset Trust, Ser. 2005-5, Class 2A2(a)	Aaa	0.436%	11/25/35	468	462,733
HSBC Home Equity Loan Trust, Ser. 2005-3, Class M1(a)	Aa1	0.606%	01/20/35	1,692	1,516,246
HSBC Home Equity Loan Trust, Ser. 2007-3, Class A1(a)	Aaa	0.986%	11/20/36	762	761,972
MASTR Asset Backed Securities Trust, Ser. 2004-OPT2, Class A2(a)	Aa1	0.536%	09/25/34	759	612,637
MASTR Asset Backed Securities Trust, Ser. 2005-NC1, Class M1(a)	Aa1	0.666%	12/25/34	2,360	1,845,617
Morgan Stanley ABS Capital I, Ser. 2002-HE3, Class A2(a)	Aaa	1.266%	03/25/33	353	312,959
Morgan Stanley ABS Capital I, Ser. 2004-HE4, Class M1(a)	B3	1.086%	05/25/34	6,982	5,348,164
Morgan Stanley ABS Capital I, Ser. 2004-NC5, Class M1(a)	Caa1	1.086%	05/25/34	1,958	1,415,081
Option One Mortgage Loan Trust, Ser. 2003-3, Class A1(a)	Baa1	0.766%	06/25/33	765	647,514
Popular ABS Mortgage Pass-Through Trust, Ser. 2005-3, Class AF3(a)	Aaa	4.437%	07/25/35	84	83,791

					23,090,139

TOTAL ASSET-BACKED SECURITIES
(cost $37,517,890)					47,388,650

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.9%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banc of America Commercial Mortgage, Inc., Ser. 2006-1, Class A2(a)	Aaa	5.334%	09/10/45	$1,269	$1,267,962
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PW10, Class A3	AAA(c)	5.395%	12/11/40	2,000	2,047,362
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PWR8, Class A3	Aaa	4.550%	06/11/41	1,432	1,448,480
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW13, Class A2	AAA(c)	5.426%	09/11/41	2,295	2,301,210
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(c)	5.330%	01/12/45	2,000	2,031,880
Citigroup Commercial Mortgage Trust, Ser. 2006-C4, Class ASB(a)	Aaa	5.920%	03/15/49	1,951	2,076,713
Commercial Mortgage Pass-Through Certificates, Ser. 2007-C9, Class A2(a)	Aaa	5.811%	12/10/49	1,979	2,012,295
Federal Home Loan Mortgage Corp., Ser. 2009-K004, Class A3	NR	4.241%	08/25/19	1,400	1,433,613
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	7,175	7,265,383
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A3(a)	Aaa	6.078%	07/10/38	6,310	6,657,607
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2004-CBX, Class A5	Aaa	4.654%	01/12/37	6,219	6,397,215
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A3A1(a)	Aaa	5.457%	01/12/43	10,000	10,331,027
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	3,790	3,874,299
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP8, Class A3A	Aaa	5.388%	05/15/45	10,000	10,455,698
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.990%	06/15/49	4,175	4,290,593
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	667	668,095
LB-UBS Commercial Mortgage Trust, Ser. 2007-C7, Class A2	AAA(c)	5.588%	09/15/45	2,000	2,050,843
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	1,352	1,359,147
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2(a)	Aaa	6.052%	02/15/51	9,460	9,673,307

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $68,730,936)					77,642,729

CORPORATE BONDS — 53.8%
Aerospace & Defense — 0.1%
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	700	693,008

Airlines — 0.6%
Continental Airlines, Inc., Pass-thru Certs., Ser. A(b)	Baa2	4.750%	01/12/21	260	253,500
Continental Airlines, Inc., Pass-thru Certs., Ser. A	Baa1	5.983%	04/19/22	1,752	1,802,263
Delta Air Lines, Inc., Pass-thru Certs., Ser. 1A	Baa2	6.200%	07/02/18	791	823,777

					2,879,540

Automotive — 0.1%
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	500	546,517

Banking — 12.7%
American Express Co., Sr. Unsec’d. Notes(d)	A3	8.125%	05/20/19	1,250	1,584,734
Bank of America Corp., Sr. Unsec’d. Notes(d)	A2	6.000%	09/01/17	8,150	8,769,750
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, MTN(d)	A2	5.650%	05/01/18	1,000	1,054,331
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(b)	Aa3	6.750%	05/22/19	3,250	3,648,287
Bear Stearns Cos. LLC. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	3,500	4,156,219
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	7.375%	05/23/14	4,900	5,594,992

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (cont’d.)
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	05/15/18	$4,750	$5,230,843
Credit Suisse (Switzerland), Sub. Notes	Aa2	6.000%	02/15/18	1,000	1,079,063
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	1,665	1,849,301
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	A1	6.150%	04/01/18	5,500	5,985,887
HSBC Bank PLC (United Kingdom), Covered Notes, 144A	Aaa	1.625%	07/07/14	2,085	2,080,642
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa2	3.500%	06/28/15	2,220	2,278,015
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.150%	07/05/16	815	819,986
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.000%	01/15/18	2,500	2,780,385
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN(b)	Aa3	5.800%	01/13/20	1,000	1,001,448
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E(d)	A2	5.450%	01/09/17	8,000	8,460,200
PNC Funding Corp., Gtd. Notes.	A3	6.700%	06/10/19	2,130	2,509,734
Royal Bank of Scotland Group PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	Aa3	3.400%	08/23/13	3,000	3,069,750
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa1	4.625%	04/19/16	165	165,819
UBS AG (Switzerland), Sr. Unsec’d. Notes, Ser. DPNT, MTN	Aa3	3.875%	01/15/15	2,000	2,087,618
Wachovia Corp., Sr. Unsec’d. Notes, MTN(d)	A1	5.750%	02/01/18	2,000	2,211,574

					66,418,578

Building Materials & Construction — 0.2%
CRH America, Inc., Gtd. Notes	Baa1	8.125%	07/15/18	1,000	1,185,926

Cable — 2.8%
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12	2,000	2,080,000
Comcast Corp., Gtd. Notes(b)	Baa1	5.150%	03/01/20	3,000	3,230,073
DIRECTV Holdings LLC, Gtd. Notes(b)	Baa2	3.550%	03/15/15	1,385	1,447,059
DIRECTV Holdings LLC, Gtd. Notes	Baa2	4.750%	10/01/14	4,070	4,455,116
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.750%	02/14/19	2,525	3,217,380

					14,429,628

Capital Goods — 0.8%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,777,259; purchased 06/24/10)(e)(f)	Baa1	2.750%	07/01/13	1,780	1,815,952
Waste Management, Inc., Gtd. Notes	Baa3	7.375%	03/11/19	2,000	2,429,438

					4,245,390

Chemicals — 0.6%
Lubrizol Corp., Sr. Unsec’d. Notes	Baa1	8.875%	02/01/19	1,750	2,275,984
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	6.500%	01/15/12	925	941,187

					3,217,171

Electric — 1.0%
Consumers Energy Co., First Mtge. Bonds	A3	6.125%	03/15/19	1,000	1,158,224
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	5.800%	04/30/18	500	555,154
Indiana Michigan Power Co., Sr. Unsec’d. Notes	Baa2	7.000%	03/15/19	2,000	2,385,272
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.750%	01/15/15	1,200	1,281,469

					5,380,119

Energy – Integrated — 1.0%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	75	76,485
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,550	1,679,369
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	6.050%	05/15/18	650	735,942
Total Capital SA (France), Gtd. Notes(b)	Aa1	3.000%	06/24/15	2,470	2,569,773

					5,061,569

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Energy – Other — 1.7%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	4.500%	06/01/21	$935	$926,201
Kerr-McGee Corp., Gtd. Notes	Ba1	6.950%	07/01/24	2,000	2,279,020
Nabors Industries, Inc., Gtd. Notes	Baa2	6.150%	02/15/18	2,500	2,763,770
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	7.000%	03/15/38	500	543,580
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	9.625%	03/01/19	1,300	1,678,875
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	500	565,915

					8,757,361

Foods — 1.9%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	7.750%	01/15/19	2,750	3,459,621
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	1,000	1,152,876
General Mills, Inc., Sr. Unsec’d. Notes(b)	Baa1	5.700%	02/15/17	750	859,532
Kraft Foods, Inc., Sr. Unsec’d. Notes(b)	Baa2	5.375%	02/10/20	3,400	3,716,873
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A2	5.350%	03/01/18	750	850,326

					10,039,228

Healthcare & Pharmaceutical — 0.5%
Amgen, Inc., Sr. Unsec’d. Notes	A3	4.100%	06/15/21	1,330	1,319,506
Wyeth, Gtd. Notes	A1	5.450%	04/01/17	1,200	1,373,775

					2,693,281

Healthcare Insurance — 1.7%
Aetna, Inc., Sr. Unsec’d. Notes(d)	Baa1	6.500%	09/15/18	2,652	3,095,441
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	5.875%	01/15/12	1,500	1,535,562
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.300%	08/15/14	1,000	1,076,558
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(b)	Baa1	6.000%	02/15/18	2,600	2,948,090

					8,655,651

Insurance — 4.3%
Allstate Corp. (The), Sr. Unsec’d. Notes(d)	A3	7.450%	05/16/19	1,105	1,314,872
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	875	941,837
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	750	861,470
AON Corp., Sr. Unsec’d. Notes	Baa2	3.500%	09/30/15	1,100	1,130,637
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes(d)	Baa1	5.750%	12/01/14	3,750	4,052,085
Chubb Corp., Sr. Unsec’d. Notes	A2	5.750%	05/15/18	750	846,799
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	7.250%	09/01/12	1,000	1,056,010
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	1,335	1,405,802
Lincoln National Corp., Sr. Unsec’d. Notes(d)	Baa2	8.750%	07/01/19	2,305	2,908,675
Pacific Lifecorp, Sr. Notes, 144A(d)	Baa1	6.000%	02/10/20	1,500	1,608,480
WR Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.375%	09/15/20	515	521,177
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	5,500	5,657,630

					22,305,474

Media & Entertainment — 3.3%
CBS Corp., Gtd. Notes(b)	Baa3	8.875%	05/15/19	1,650	2,103,356
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	4,000	4,110,000
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	1,990	1,969,207
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	390	395,062
News America, Inc., Gtd. Notes	Baa1	6.900%	03/01/19	2,000	2,327,682
News America, Inc., Gtd. Notes, 144A	Baa1	6.150%	02/15/41	35	34,672
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba1	8.600%	08/15/16	3,000	3,260,739
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	1,500	1,553,322
Viacom, Inc., Sr. Unsec’d. Notes(b)	Baa1	4.500%	03/01/21	1,230	1,235,861

					16,989,901

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Metals & Mining — 2.7%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa1	2.150%	09/27/13	$1,925	$1,950,356
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(b)	Baa3	6.125%	06/01/18	3,250	3,481,003
Nucor Corp., Sr. Unsec’d. Notes	A2	5.850%	06/01/18	650	742,122
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	9.000%	05/01/19	1,500	1,987,560
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	1,015	1,030,612
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	3,000	3,127,500
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.800%	11/15/16	1,600	1,791,826

					14,110,979

Non-Captive Finance — 2.0%
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750%	10/01/12	2,450	2,549,438
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.000%	08/07/19	5,000	5,536,300
General Electric Capital Corp., Sub. Notes(b)	Aa3	5.300%	02/11/21	395	411,014
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%	05/15/16	275	270,797
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,770	1,900,633

					10,668,182

Paper — 1.1%
International Paper Co., Sr. Unsec’d. Notes(b)	Baa3	7.500%	08/15/21	2,050	2,396,130
MeadWestvaco Corp., Sr. Unsec’d. Notes	Ba1	7.375%	09/01/19	3,000	3,354,576

					5,750,706

Pipelines & Other — 1.3%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	8.500%	03/15/19	2,735	3,488,922
Plains All American Pipeline LP, Gtd. Notes	Baa3	8.750%	05/01/19	1,020	1,283,179
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	1,750	1,984,376

					6,756,477

Railroads — 0.5%
CSX Corp., Sr. Unsec’d. Notes	Baa3	7.900%	05/01/17	1,923	2,366,338

Real Estate Investment Trusts — 0.9%
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	6.250%	05/15/13	2,550	2,747,872
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	500	564,148
ProLogis LP, Sr. Unsec’d. Notes	Baa2	6.875%	03/15/20	120	132,505
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.375%	03/15/13	1,225	1,298,662

					4,743,187

Retailers — 2.9%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,100	1,235,494
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	08/15/16	3,000	3,439,200
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	985	999,775
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	2,375	2,786,390
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	7.450%	10/15/16	5,765	6,801,922

					15,262,781

Technology — 2.2%
Applied Materials, Inc., Sr. Unsec’d. Notes(b)	A3	2.650%	06/15/16	125	125,477
CA, Inc., Sr. Unsec’d. Notes(b)	Baa2	5.375%	12/01/19	2,000	2,131,470
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15	1,585	1,604,256
International Business Machines Corp., Sr. Unsec’d. Notes	Aa3	7.625%	10/15/18	3,300	4,197,049
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	1,040	1,107,327
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	1,925	2,247,830

					11,413,409

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Telecommunications — 5.1%
AT&T, Inc., Sr. Unsec’d. Notes(d)	A2	5.600%	05/15/18	$1,530	$1,703,808
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.150%	01/15/13	1,000	1,060,215
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(d)	A2	8.500%	11/15/18	3,000	3,895,689
Embarq Corp., Sr. Unsec’d. Notes, (original cost $6,932,400; purchased 02/03/09-08/04/09)(e)(f)	Baa3	7.082%	06/01/16	7,140	7,936,967
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	6.250%	01/15/13	5,000	5,218,750
Qwest Corp., Sr. Unsec’d. Notes(a)(b)	Baa3	3.497%	06/15/13	2,000	2,045,000
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.875%	03/15/12	2,000	2,105,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.999%	06/04/18	1,000	1,093,681
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	5.625%	02/27/17	1,500	1,680,825

					26,739,935

Tobacco — 1.8%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	4,110	5,401,037
Lorillard Tobacco Co., Gtd. Notes(b)	Baa2	8.125%	06/23/19	865	1,007,511
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%	06/01/16	2,500	2,998,550

					9,407,098

TOTAL CORPORATE BONDS
(cost $254,419,773)					280,717,434

FOREIGN AGENCIES — 2.2%
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	3,775	3,926,544
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.000%	06/16/14	3,826	3,810,122
Korea Development Bank (South Korea)	A1	8.000%	01/23/14	3,000	3,414,621

TOTAL FOREIGN AGENCIES
(cost $10,791,162)					11,151,287

MUNICIPAL BONDS — 3.1%
Central Puget Sound Regional Transit Authority, Build America Bonds	Aa2	5.491%	11/01/39	1,000	1,045,870
East Bay Municipal Utility District, Build America Bonds	Aa1	5.874%	06/01/40	800	839,448
Los Angeles Unified School District, Build America Bonds	Aa2	6.758%	07/01/34	1,000	1,129,100
Massachusetts State Water Pollution Abatement, Build America Bonds	Aaa	5.192%	08/01/40	1,400	1,406,468
New York City Municipal Water Finance Authority, Build America Bonds	Aa2	6.011%	06/15/42	2,010	2,193,674
Ohio State University (The), Revenue Bonds, Build America Bonds	Aa1	4.910%	06/01/40	1,300	1,244,620
Oregon State Department of Transportation, Build America Bonds	Aa2	5.834%	11/15/34	500	527,900
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, Build America Bonds	Aa3	5.511%	12/01/45	1,800	1,722,744
San Francisco City & County Public Utilities Commission, Build America Bonds	Aa2	6.000%	11/01/40	2,000	2,042,720
State of California, Build America Bonds	A1	7.625%	03/01/40	800	925,512
State of California, Taxable Var. Purp. 3. GO	A1	5.950%	04/01/16	2,500	2,796,075

TOTAL MUNICIPAL BONDS
(cost $15,171,498)					15,874,131

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SOVEREIGNS — 0.5%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Brazilian Government International (Brazil), Ser. A	Baa2	8.000%	01/15/18	$778	$935,278
Republic of Korea (South Korea)	A1	7.125%	04/16/19	1,500	1,800,775

TOTAL SOVEREIGNS
(cost $2,491,316)					2,736,053

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
Federal Home Loan Mortgage Corp.		1.000%	08/27/14	2,435	2,431,786
Residual Funding Corp. Strips Principal(g)		4.050%	07/15/20	1,643	1,197,987
Residual Funding Corp. Strips Principal(g)		4.420%	01/15/21	1,500	1,062,982

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $4,403,187)					4,692,755

U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Bonds		4.375%	05/15/41	925	923,557
U.S. Treasury Bonds		4.750%	02/15/41	820	871,634
U.S. Treasury Notes		0.375%	06/30/13	155	154,746
U.S. Treasury Notes(h)		0.625%	06/30/12	3,000	3,011,730
U.S. Treasury Notes		1.500%	06/30/16	3,942	3,893,947
U.S. Treasury Notes(b)(d)		3.125%	05/15/21	19,025	18,971,540

TOTAL U.S. TREASURY OBLIGATIONS
(cost $28,039,465)					27,827,154

TOTAL LONG-TERM INVESTMENTS
(cost $421,565,227)					468,030,193

	Shares

SHORT-TERM INVESTMENT — 20.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 –
Prudential Core Taxable Money Market Fund (cost $105,984,490; includes $34,931,594 of cash collateral received for securities on loan)(Note 4)(i)(j)	105,984,490	105,984,490

TOTAL INVESTMENTS(k) — 110.1%
(cost $527,549,717)		574,014,683
Liabilities in excess of other assets(l) — (10.1)%		(52,572,802)

NET ASSETS — 100.0%		$521,441,881

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is
$34,104,633; cash collateral of $34,931,594 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Standard & Poor’s Rating.
(d)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(e)	Indicates a security that has been deemed illiquid.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $8,709,659. The aggregate value of $9,752,919 is approximately
1.9% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(g)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2011.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential
Core Taxable Money Market Fund.
(k)	As of June 30, 2011, 4 securities representing $3,287,578 and 0.6% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(l)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at the reporting period end:

Futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation (Depreciation)
Long Positions:
2,113	10 Year U.S. Treasury Notes	Sep. 2011	$258,585,547	$258,479,328	$(106,219)
51	U.S. Long Bond	Sep. 2011	6,442,103	6,274,594	(167,509)

					(273,728)

Short Positions:
313	2 Year U.S. Treasury Notes	Sep. 2011	68,676,451	68,654,594	21,857
609	5 Year U.S. Treasury Notes	Sep. 2011	72,458,583	72,589,945	(131,362)
116	U.S. Ultra Bond	Sep. 2011	14,878,217	14,645,000	233,217

					123,712

					$(150,016)

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America N.A.(2)	06/09/14	$3,825	1.031%	3 month LIBOR	$4,964	$—	$4,964
Barclays Bank PLC(2)	05/01/16	88,500	2.848%	3 month LIBOR	(4,123,230)	—	(4,123,230)
Barclays Bank PLC(1)	06/11/20	39,000	3.300%	3 month LIBOR	757,154	—	757,154
Barclays Bank PLC(1)	07/06/20	8,000	3.030%	3 month LIBOR	72,498	—	72,498
Barclays Bank PLC(1)	08/11/20	80,470	2.828%	3 month LIBOR	(1,007,501)	—	(1,007,501)
Citibank NA(2)	07/07/14	2,085	1.091%	3 month LIBOR	1,976	—	1,976
Citibank NA(1)	05/15/18	10,535	2.526%	3 month LIBOR	(126,328)	—	(126,328)
Deutsche Bank AG(2)	11/15/19	16,817	4.546%	3 month LIBOR	(4,234,833)	—	(4,234,833)
Deutsche Bank AG(2)	05/15/20	27,616	4.246%	3 month LIBOR	(5,733,276)	—	(5,733,276)
Deutsche Bank AG(2)	05/15/21	26,502	4.419%	3 month LIBOR	(5,915,476)	—	(5,915,476)
Deutsche Bank AG(2)	05/15/21	26,415	4.446%	3 month LIBOR	(6,003,929)	—	(6,003,929)
Merrill Lynch Capital Services, Inc.(1)	10/02/18	97,000	4.324%	3 month LIBOR	11,401,050	—	11,401,050
Morgan Stanley Capital Services(1)	05/15/18	11,785	2.510%	3 month LIBOR	(153,511)	—	(153,511)
Morgan Stanley Capital Services(1)	06/08/21	5,600	4.640%	3 month LIBOR	(24,922)	—	(24,922)

					$(15,085,364)	$—	$(15,085,364)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues – Buy Protection(1):
Citibank NA	03/20/12	$3,000	5.000%	XL Group PLC., 5.250%, 09/15/14	$(107,166)	$(159,301)	$52,135
Credit Suisse International	06/20/14	3,000	1.000%	Centex Corp., 5.250%, 06/15/15	49,987	(19,129)	69,116
Credit Suisse International	06/20/16	3,000	1.000%	Embarq Corp., 7.082%, 06/01/16	87,371	(84,573)	171,944
Credit Suisse International	12/20/12	2,450	1.000%	GATX Financial Corp., 5.500%, 02/15/12	(15,259)	26,615	(41,874)
Deutsche Bank AG	12/20/12	3,000	1.000%	Frontier Communications Corp., 6.250%, 01/15/13	7,680	136,654	(128,974)
Deutsche Bank AG	12/20/12	2,000	1.000%	Frontier Communications Corp., 6.250%, 01/15/13	5,120	101,006	(95,886)
Deutsche Bank AG	03/20/12	3,000	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(102,582)	(75,729)	(26,853)
Deutsche Bank AG	09/20/16	5,765	1.000%	Macy’s Retail Holdings, Inc., 8.000%, 07/15/12	6,871	592,878	(586,007)
Deutsche Bank AG	06/20/13	2,000	1.000%	Qwest Corp., 7.200%, 11/10/26	(14,365)	30,696	(45,061)
Deutsche Bank AG	06/20/13	3,000	1.000%	US Steel Corp., 6.650%, 06/01/37	31,739	174,870	(143,131)
JPMorgan Chase Bank NA	09/20/16	3,000	1.000%	RR Donnelley & Sons Co., 4.950%, 04/01/14	320,296	377,449	(57,153)
JPMorgan Chase Bank NA	09/20/19	3,000	1.000%	Westvaco Corp., 7.950%, 02/15/31	206,544	59,552	146,992
Morgan Stanley Capital Services	03/20/12	1,000	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(34,193)	(36,192)	1,999

					$442,043	$1,124,796	$(682,753)

Counterparty	Termination Date	Notional Amount (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Credit Default Swaps on Credit Indices – Buy Protection(1):
Citibank NA	06/20/16	$50,000	1.000%	CDX.NA.IG.16	$(209,537)	$(220,967)	$11,430

Counterparty	Termination Date	Implied Credit Spread at June 30, 2011(3)	Notional Amount (000)(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Credit Default Swaps on Corporate Issues – Sell Protection(2):
Deutsche Bank AG	03/20/15	0.816%	$5,000	1.000%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	$35,076	$(94,368)	$129,444

The Portfolio entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$19,918,695	$4,379,816
Residential Mortgage-Backed Securities	—	23,090,139	—
Commercial Mortgage-Backed Securities	—	77,642,729	—
Corporate Bonds	—	280,717,434	—
Foreign Agencies	—	11,151,287	—
Municipal Bonds	—	15,874,131	—
Sovereigns	—	2,736,053	—
U.S. Government Agency Obligations	—	4,692,755	—
U.S. Treasury Obligations	—	27,827,154	—
Affiliated Money Market Mutual Fund	105,984,490	—	—
Other Financial Instruments*
Futures Contracts	(150,016)	—	—
Interest Rate Swaps	—	(15,085,364)	—
Credit Default Swaps	—	(541,879)	—

Total	$105,834,474	$448,023,134	$4,379,816

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Non-Residential Mortgage-Backed Securities
Balance as of 12/31/10	$26,684,803
Realized gain (loss)	619,725
Change in unrealized appreciation (depreciation)**	212,342
Purchases	—
Sales	(23,137,054)
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/11	$4,379,816

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	Of which, $129,277 was included in Net Assets relating to securities held at the reporting period end.

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (including 6.7% of collateral received for securities on loan)	20.3%
Commercial Mortgage-Backed Securities	14.9
Banking	12.7
U.S. Treasury Obligations	5.3
Telecommunications	5.1
Non-Residential Mortgage-Backed Securities	4.7
Residential Mortgage-Backed Securities	4.4
Insurance	4.3
Media & Entertainment	3.3
Municipal Bonds	3.1
Retailers	2.9
Cable	2.8
Metals & Mining	2.7
Foreign Agencies	2.2
Technology	2.2
Non-Captive Finance	2.0
Foods	1.9

Tobacco	1.8%
Energy – Other	1.7
Healthcare Insurance	1.7
Pipelines & Other	1.3
Paper	1.1
Electric	1.0
Energy – Integrated	1.0
Real Estate Investment Trusts	0.9
U.S. Government Agency Obligations	0.9
Capital Goods	0.8
Airlines	0.6
Chemicals	0.6
Healthcare & Pharmaceutical	0.5
Railroads	0.5
Sovereigns	0.5
Building Materials & Construction	0.2
Aerospace & Defense	0.1
Automotive	0.1

110.1
Liabilities in excess of other assets	(10.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$583,060		Unrealized depreciation on swap agreements	$1,124,939
Credit contracts	Premium paid for swap agreements	1,499,720		Premium received for swap agreements	690,259
Interest rate contracts	Unrealized appreciation on swap agreements	12,237,642		Unrealized depreciation on swap agreements	27,323,006
Interest rate contracts	Due to broker-variation margin	255,074	*	Due to broker-variation margin	405,090	*

Total		$14,575,496			$29,543,294

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$347,549	$22,971,568	$23,319,117
Credit contracts	—	(1,403,159)	(1,403,159)

Total	$347,549	$21,568,409	$21,915,958

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$4,010,829	$(23,394,692)	$(19,383,863)
Credit contracts	—	588,871	588,871

Total	$4,010,829	$(22,805,821)	$(18,794,992)

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position(1)	Futures Short Position(1)	Interest Rate Swaps(2)	Credit Default Swaps as Buyer(2)	Credit Default Swaps as Writer(2)
$234,025,555	$54,940,173	$1,634,071,082	$113,348,333	$5,000,000

(1)	Value at Trade Date.
(2)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.
A187

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value, including securities on loan of $34,104,633:
Unaffiliated investments (cost $421,565,227)	$468,030,193
Affiliated investments (cost $105,984,490)	105,984,490
Cash	305,993
Unrealized appreciation on swap agreements	12,820,702
Receivable for investments sold	7,181,140
Dividends and interest receivable	5,002,638
Premium paid for swap agreements	1,499,720
Receivable for fund share sold	39,397
Prepaid expenses	3,491

Total Assets	600,867,764

LIABILITIES:
Payable to broker for collateral for securities on loan	34,931,594
Unrealized depreciation on swap agreements	28,447,945
Payable for investments purchased	9,704,910
Payable for fund share repurchased	4,327,601
Due to broker-variation margin	912,544
Premium received for swap agreements	690,259
Advisory fees payable	256,893
Accrued expenses and other liabilities	113,670
Shareholder servicing fees payable	39,943
Affiliated transfer agent fee payable	524

Total Liabilities	79,425,883

NET ASSETS	$521,441,881

Net assets were comprised of:
Paid-in capital	$446,513,508
Retained earnings	74,928,373

Net assets, June 30, 2011	$521,441,881

Net asset value and redemption price per share, $521,441,881 / 92,132,563 outstanding shares of beneficial interest	$5.66

STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2011
INVESTMENT INCOME
Unaffiliated interest income	$12,794,651
Affiliated income from securities lending, net	19,605
Affiliated dividend income	13,917

12,828,173

EXPENSES
Advisory fees	1,550,483
Shareholder servicing fees and expenses	240,892
Insurance expenses	20,000
Audit fee	18,000
Commitment fee on syndicated credit agreement	15,000
Custodian and accounting fees	14,000
Trustees’ fees	11,000
Loan interest expense (Note 7)	10,777
Shareholders’ reports	5,000
Transfer agent’s fee and expenses
(including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	4,000
Miscellaneous	6,606

Total expenses	1,900,758

NET INVESTMENT INCOME	10,927,415

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	9,121,795
Futures transactions	347,549
Swap agreement transactions	21,568,409

31,037,753

Net change in unrealized appreciation (depreciation) on:
Investments	(6,016,312)
Futures	4,010,829
Swap agreements	(22,805,821)

(24,811,304)

NET GAIN ON INVESTMENTS	6,226,449

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,153,864

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$10,927,415	$46,495,042
Net realized gain on investment transactions	31,037,753	208,281,287
Net change in unrealized appreciation (depreciation) on investments	(24,811,304)	(56,392,219)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	17,153,864	198,384,110

DISTRIBUTIONS	(254,677,783)	(356,072,693)

FUND SHARE TRANSACTIONS:
Fund share sold [16,198,856 and 592,246,636 shares, respectively]	120,637,030	7,159,025,408
Fund share issued in reinvestment of distributions [44,524,088 and 31,455,185 shares, respectively]	254,677,783	356,072,693
Fund share repurchased [17,126,860 and 666,608,490 shares, respectively]	(189,446,487)	(7,864,791,231)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	185,868,326	(349,693,130)

TOTAL DECREASE IN NET ASSETS	(51,655,593)	(507,381,713)
NET ASSETS:
Beginning of period	573,097,474	1,080,479,187

End of period	$521,441,881	$573,097,474

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 5.1%
Boeing Co. (The)	279,138	$20,636,672
Precision Castparts Corp.	185,496	30,541,917
United Technologies Corp.	260,885	23,090,931

		74,269,520

Auto Components — 1.4%
BorgWarner, Inc.(a)*	242,887	19,622,841

Automobiles — 1.2%
Bayerische Motoren Werke AG (Germany)	172,019	17,164,981

Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc.*	85,119	4,003,147
Celgene Corp.*	388,448	23,431,183
Vertex Pharmaceuticals, Inc.*	153,744	7,993,150

		35,427,480

Capital Markets — 1.2%
Charles Schwab Corp. (The)	420,640	6,919,528
Goldman Sachs Group, Inc. (The)	80,663	10,735,439

		17,654,967

Chemicals — 3.6%
E.I. du Pont de Nemours & Co.	403,738	21,822,039
Monsanto Co.	414,958	30,101,053

		51,923,092

Communications Equipment — 3.2%
Juniper Networks, Inc.*	734,667	23,142,010
QUALCOMM, Inc.	398,405	22,625,420

		45,767,430

Computers & Peripherals — 7.9%
Apple, Inc.*	182,650	61,310,126
EMC Corp.(a)*	1,267,391	34,916,622
NetApp, Inc.(a)*	352,013	18,579,246

		114,805,994

Consumer Finance — 1.8%
American Express Co.	490,981	25,383,718

Energy Equipment & Services — 3.5%
National Oilwell Varco, Inc.	118,578	9,273,985
Schlumberger Ltd.	486,261	42,012,951

		51,286,936

Food & Staples Retailing — 2.9%
Costco Wholesale Corp.	264,885	21,519,257
Whole Foods Market, Inc.	316,288	20,068,474

		41,587,731

Food Products — 1.6%
Green Mountain Coffee Roasters, Inc.(a)*	80,625	7,196,587
Mead Johnson Nutrition Co.	238,816	16,132,021

		23,328,608

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Healthcare Providers & Services — 1.7%
Express Scripts, Inc.*	459,033	$24,778,601

Hotels, Restaurants & Leisure — 5.2%
Chipotle Mexican Grill, Inc.(a)*	73,489	22,648,575
Marriott International, Inc. (Class A Stock)(a)	496,814	17,631,929
McDonald’s Corp.	83,889	7,073,520
Starbucks Corp.	695,936	27,482,513

		74,836,537

Internet & Catalog Retail — 5.2%
Amazon.com, Inc.*	304,636	62,295,016
priceline.com, Inc.*	24,598	12,592,454

		74,887,470

Internet Software & Services — 5.1%
Baidu, Inc. (China), ADR*	199,102	27,900,163
Google, Inc. (Class A Stock)*	62,113	31,452,781
Mail.Ru Group Ltd. (Russia), GDR, 144A*	81,878	2,719,987
Tencent Holdings Ltd. (China)	334,380	9,126,030
Youku.com, Inc. (China), ADR(a)*	65,418	2,247,108

		73,446,069

IT Services — 5.4%
Cognizant Technology Solutions
Corp. (Class A Stock)*	156,526	11,479,617
International Business
Machines Corp.	206,363	35,401,572
Mastercard, Inc. (Class A Stock)	101,873	30,698,410

		77,579,599

Life Sciences Tools & Services — 2.8%
Agilent Technologies, Inc.*	444,367	22,711,598
Illumina, Inc.(a)*	242,369	18,214,030

		40,925,628

Machinery — 1.9%
Deere & Co.	190,426	15,700,624
Ingersoll-Rand PLC(a)	260,469	11,827,897

		27,528,521

Media — 2.0%
Walt Disney Co. (The)	757,566	29,575,376

Oil, Gas & Consumable Fuels — 2.6%
Anadarko Petroleum Corp.	91,066	6,990,226
Occidental Petroleum Corp.	290,290	30,201,772

		37,191,998

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	199,546	20,990,244

Pharmaceuticals — 5.5%
Allergan, Inc.	257,510	21,437,707
NOVO Nordisk A/S, ADR (Denmark)	137,474	17,222,743
Pfizer, Inc.	771,111	15,884,887
Shire PLC (Ireland), ADR	263,242	24,800,029

		79,345,366

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Road & Rail — 1.0%
Union Pacific Corp.	141,955	$14,820,102

Semiconductors & Semiconductor Equipment — 2.9%
Altera Corp.	217,987	10,103,697
Arm Holdings PLC (United Kingdom), ADR(a)	196,297	5,580,724
Atmel Corp.*	521,667	7,339,855
Avago Technologies Ltd.	306,962	11,664,556
Broadcom Corp. (Class A Stock)	207,372	6,975,994

		41,664,826

Software — 7.9%
Oracle Corp.	1,213,319	39,930,328
Red Hat, Inc.*	375,149	17,219,339
Salesforce.com, Inc.*	191,062	28,464,417
Successfactors, Inc.*	118,074	3,471,376
VMware, Inc. (Class A Stock)(a)*	256,784	25,737,460

		114,822,920

Specialty Retail — 2.3%
Bed Bath & Beyond, Inc.*	206,982	12,081,539
Tiffany & Co.	202,898	15,931,551
Urban Outfitters, Inc.(a)*	196,453	5,530,152

		33,543,242

Textiles, Apparel & Luxury Goods — 7.5%
Burberry Group PLC (United Kingdom)	569,131	13,244,739
Coach, Inc.	301,062	19,246,894
Lululemon Athletica, Inc.*	64,074	7,164,755
LVMH Moet Hennessy Louis Vuitton SA (France)	85,792	15,439,524
NIKE, Inc. (Class B Stock)	311,819	28,057,473
Polo Ralph Lauren Corp.	195,806	25,965,834

		109,119,219

Wireless Telecommunication Services — 1.3%
American Tower Corp. (Class A Stock)*	367,058	19,208,145

TOTAL LONG-TERM INVESTMENTS (cost $1,152,107,977)		1,412,487,161

SHORT-TERM INVESTMENT — 10.5%		Value (Note 2)
	Shares

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $151,430,859; includes $119,094,865 of cash collateral received for securities on loan)(b)(w)(Note 4)	151,430,859	$151,430,859

TOTAL INVESTMENTS(o) — 108.2% (cost $1,303,538,836)		1,563,918,020

Liabilities in excess of other assets — (8.2)%		(118,352,238)

NET ASSETS — 100.0%		$1,445,565,782

The following abbreviations are used in the Portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $118,638,931; cash collateral of $119,094,865 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2011, one security representing $9,126,030 and 0.6% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 –Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,400,641,144	$11,846,017	$—
Affiliated Money Market Mutual Fund	151,430,859	—	—

Total	$1,552,072,003	$11,846,017	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (including 8.2% of collateral received for securities on loan)	10.5%
Computers & Peripherals	7.9
Software	7.9
Textiles, Apparel & Luxury Goods	7.5
Pharmaceuticals	5.5
IT Services	5.4
Hotels, Restaurants & Leisure	5.2
Internet & Catalog Retail	5.2
Aerospace & Defense	5.1
Internet Software & Services	5.1
Chemicals	3.6
Energy Equipment & Services	3.5
Communications Equipment	3.2
Food & Staples Retailing	2.9
Semiconductors & Semiconductor Equipment	2.9
Life Sciences Tools & Services	2.8
Oil, Gas & Consumable Fuels	2.6
Biotechnology	2.5
Specialty Retail	2.3
Media	2.0
Machinery	1.9
Consumer Finance	1.8
Healthcare Providers & Services	1.7
Food Products	1.6
Personal Products	1.5
Auto Components	1.4
Wireless Telecommunication Services	1.3
Automobiles	1.2
Capital Markets	1.2
Road & Rail	1.0

108.2
Liabilities in excess of other assets	(8.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011
ASSETS:
Investments, at value including securities on loan of $118,638,931:
Unaffiliated investments (cost $1,152,107,977)	$1,412,487,161
Affiliated investments (cost $151,430,859)	151,430,859
Receivable for investments sold	8,004,496
Dividends and interest receivable	871,033
Receivable for fund share sold	335,742
Foreign tax reclaim receivable	79,457
Prepaid expenses	772

Total Assets	1,573,209,520

LIABILITIES:
Payable to broker for collateral for securities on loan	119,094,865
Payable for investments purchased	7,382,161
Advisory fees payable	1,022,920
Shareholder servicing fees payable	98,053
Accrued expenses and other liabilities	30,035
Payable for fund share repurchased	15,180
Affiliated transfer agent fee payable	524

Total Liabilities	127,643,738

NET ASSETS	$1,445,565,782

Net assets were comprised of:
Paid-in capital	$1,221,074,924
Retained earnings	224,490,858

Net assets, June 30, 2011	$1,445,565,782

Net asset value and redemption price per share, $1,445,565,782 / 110,846,769 outstanding shares of beneficial interest	$13.04

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2011
INVESTMENT INCOME
Unaffiliated dividend income (net of $101,438 foreign withholding tax)	$5,155,748
Affiliated income from securities lending, net	60,397
Affiliated dividend income	35,901

5,252,046

EXPENSES
Advisory fees	5,720,679
Shareholder servicing fees and expenses	635,631
Custodian and accounting fees	56,000
Audit fee	9,000
Trustees’ fees	8,000
Transfer agent’s fee and expenses (including affiliated expense of $1,600 (Note 4)	5,000
Insurance expenses	5,000
Shareholders’ reports	4,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	6,947

Total expenses	6,457,257
Less: shareholder servicing fee waiver	(79,114)

Net expenses	6,378,143

NET INVESTMENT LOSS	(1,126,097)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(1,338,305)
Foreign currency transactions	(81,355)

(1,419,660)

Net change in unrealized appreciation (depreciation) on:
Investments	93,788,152
Foreign currencies	(658)

93,787,494

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	92,367,834

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$91,241,737

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(1,126,097)	$(661,154)
Net realized loss on investment and foreign currency transactions	(1,419,660)	(30,086,945)
Net change in unrealized appreciation (depreciation) on investments	93,787,494	136,225,348

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	91,241,737	105,477,249

FUND SHARE TRANSACTIONS:
Fund share sold [43,518,101 and 54,284,959 shares, respectively]	546,481,068	577,498,925
Fund share repurchased [10,147,924 and 15,449,958 shares, respectively]	(129,728,190)	(165,271,067)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	416,752,878	412,227,858

TOTAL INCREASE IN NET ASSETS	507,994,615	517,705,107
NET ASSETS:
Beginning of period	937,571,167	419,866,060

End of period	$1,445,565,782	$937,571,167

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST JENNISON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 97.0%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace & Defense — 2.9%
Northrop Grumman Corp.	154,514	$10,715,546
Raytheon Co.	248,072	12,366,389
United Technologies Corp.	55,980	4,954,790

		28,036,725

Airlines — 1.1%
United Continental Holdings, Inc.*	467,062	10,569,613

Auto Components — 2.1%
Lear Corp.	388,192	20,760,508

Automobiles — 1.3%
General Motors Co.*	426,543	12,949,845

Capital Markets — 5.2%
Bank of New York Mellon Corp. (The)	573,277	14,687,357
Goldman Sachs Group, Inc. (The)	116,923	15,561,282
Morgan Stanley	506,681	11,658,730
TD Ameritrade Holding Corp.	451,352	8,805,878

		50,713,247

Chemicals — 1.2%
Mosaic Co. (The)	175,215	11,867,312

Commercial Banks — 3.5%
PNC Financial Services Group, Inc.	221,455	13,200,933
Wells Fargo & Co.	747,255	20,967,975

		34,168,908

Commercial Services & Supplies — 1.7%
Waste Management, Inc.	461,404	17,196,527

Communications Equipment — 1.0%
Motorola Mobility Holdings, Inc.*(a)	465,456	10,258,650

Computers & Peripherals — 1.6%
Dell, Inc.*	932,292	15,541,308

Consumer Finance — 3.1%
American Express Co.	293,081	15,152,288
SLM Corp.	901,860	15,160,266

		30,312,554

Diversified Financial Services — 4.6%
Citigroup, Inc.	344,133	14,329,698
JPMorgan Chase & Co.	509,803	20,871,335
Moody’s Corp.(a)	272,452	10,448,534

		45,649,567

Electronic Equipment & Instruments — 2.3%
Flextronics International Ltd.*	3,463,240	22,234,001

Food & Staples Retailing — 2.7%
CVS Caremark Corp.	426,289	16,019,941
Wal-Mart Stores, Inc.	207,542	11,028,782

		27,048,723

Food Products — 4.9%
Bunge Ltd.	250,216	17,252,393
Kraft Foods, Inc. (Class A Stock)	228,189	8,039,099
Smithfield Foods, Inc.*	604,152	13,212,804
Tyson Foods, Inc. (Class A Stock)	476,204	9,247,882

		47,752,178

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Healthcare Providers & Services — 1.5%
WellPoint, Inc.	183,570	$14,459,809

Hotels, Restaurants & Leisure — 1.5%
International Game Technology	847,002	14,890,295

Independent Power Producers & Energy Traders — 1.5%
Calpine Corp.*	921,755	14,867,908

Insurance — 4.9%
Arch Capital Group, Ltd.*	286,155	9,134,068
Axis Capital Holdings Ltd.	300,950	9,317,412
Berkshire Hathaway, Inc. (Class B Stock)*	75,765	5,863,453
MetLife, Inc.	309,486	13,577,151
Travelers Cos., Inc. (The)	178,419	10,416,101

		48,308,185

Internet Software & Services — 2.7%
Google, Inc. (Class A Stock)*	18,287	9,260,171
IAC/InterActiveCorp*(a)	463,789	17,702,826

		26,962,997

Machinery — 1.5%
Ingersoll-Rand PLC(a)	326,087	14,807,611

Media — 9.6%
Comcast Corp. (Class A Stock)	1,084,023	27,469,143
Liberty Global, Inc., Ser. C*	676,724	28,896,115
Time Warner Cable, Inc.	189,285	14,771,801
Viacom, Inc. (Class B Stock)	450,761	22,988,811

		94,125,870

Metals & Mining — 2.4%
Goldcorp, Inc.	195,163	9,420,518
Newmont Mining Corp.	270,609	14,604,768

		24,025,286

Multi-Utilities — 1.5%
National Grid PLC (United Kingdom), ADR	298,203	14,740,174

Oil, Gas & Consumable Fuels — 14.1%
Anadarko Petroleum Corp.	201,326	15,453,784
Apache Corp.	78,919	9,737,816
Hess Corp.	175,415	13,114,025
Marathon Oil Corp.	275,446	14,510,495
Murphy Oil Corp.	190,432	12,503,765
Noble Energy, Inc.	187,495	16,805,177
Occidental Petroleum Corp.	186,498	19,403,252
Southwestern Energy Co.*	247,830	10,626,950
Suncor Energy, Inc.	244,056	9,542,590
Williams Cos., Inc. (The)	550,885	16,664,271

		138,362,125

Pharmaceuticals — 5.8%
Mylan, Inc.*	967,018	23,856,334
Pfizer, Inc.	646,143	13,310,546
Sanofi-Aventis SA (France), ADR(a)	260,735	10,473,725
Teva Pharmaceutical Industries Ltd. (Israel), ADR	190,769	9,198,881

		56,839,486

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST JENNISON LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Road & Rail — 1.2%
CSX Corp.	463,407	$12,150,532

Semiconductors & Semiconductor Equipment — 1.1%
Marvell Technology Group Ltd.*	743,811	10,982,369

Software — 4.1%
CA, Inc.	1,134,282	25,907,001
Symantec Corp.*	735,363	14,501,358

		40,408,359

Specialty Retail — 1.4%
Staples, Inc.	844,918	13,349,704

Wireless Telecommunication Services — 3.0%
MetroPCS Communications, Inc.*	1,021,262	17,575,919
NII Holdings, Inc.*	283,708	12,023,545

		29,599,464

TOTAL LONG-TERM INVESTMENTS
(cost $822,247,872)		953,939,840

SHORT-TERM INVESTMENT — 7.7%
	Shares	Value (Note 2)

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $74,993,693; includes $44,831,227 of cash collateral for securities on loan)(b)(w) (Note 4)	74,993,693	$74,993,693

TOTAL INVESTMENTS— 104.7%
(cost $897,241,565)		1,028,933,533
Liabilities in excess of other assets — (4.7)%		(45,866,917)

NET ASSETS — 100.0%		$983,066,616

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,617,141; cash collateral of $44,831,227 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 –Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$953,939,840	$—	$—
Affiliated Money Market Mutual Fund	74,993,693	—	—

Total	$1,028,933,533	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST JENNISON LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Oil, Gas & Consumable Fuels	14.1%
Media	9.6
Affiliated Money Market Mutual Fund (including 4.6% of collateral received for securities on loan)	7.7
Pharmaceuticals	5.8
Capital Markets	5.2
Food Products	4.9
Insurance	4.9
Diversified Financial Services	4.6
Software	4.1
Commercial Banks	3.5
Consumer Finance	3.1
Wireless Telecommunication Services	3.0
Aerospace & Defense	2.9
Food & Staples Retailing	2.7
Internet Software & Services	2.7
Metals & Mining	2.4
Electronic Equipment & Instruments	2.3
Auto Components	2.1
Commercial Services & Supplies	1.7
Computers & Peripherals	1.6
Healthcare Providers & Services	1.5
Hotels, Restaurants & Leisure	1.5
Independent Power Producers & Energy Traders	1.5
Machinery	1.5
Multi-Utilities	1.5
Specialty Retail	1.4
Automobiles	1.3
Chemicals	1.2
Road & Rail	1.2
Airlines	1.1
Semiconductors & Semiconductor Equipment	1.1
Communications Equipment	1.0

104.7
Liabilities in excess of other assets	(4.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST JENNISON LARGE-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011
ASSETS:
Investments at value, including securities on loan of $44,617,141:
Unaffiliated investments (cost $822,247,872)	$953,939,840
Affiliated investments (cost $74,993,693)	74,993,693
Receivable for fund share sold	1,300,077
Dividends and interest receivable	439,404
Prepaid expenses	718

Total Assets	1,030,673,732

LIABILITIES:
Payable to broker for collateral for securities on loan	44,831,227
Payable for investments purchased	1,995,011
Advisory fees payable	674,892
Shareholder servicing fees payable	81,483
Accrued expenses and other liabilities	21,452
Payable for fund share repurchased	2,527
Affiliated transfer agent fee payable	524

Total Liabilities	47,607,116

NET ASSETS	$983,066,616

Net assets were comprised of:
Paid-in capital	$842,221,774
Retained earnings	140,844,842

Net assets, June 30, 2011	$983,066,616

Net asset value and redemption price per share, $983,066,616 / 78,310,686 outstanding shares of beneficial interest	$12.55

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2011
INVESTMENT INCOME
Unaffiliated dividend income (net of $28,265 foreign withholding tax)	$7,400,094
Affiliated income from securities lending, net	51,995
Affiliated dividend income	51,651

7,503,740

EXPENSES
Advisory fees	4,185,953
Shareholder servicing fees and expenses	502,267
Custodian and accounting fees	37,000
Audit fee	9,000
Trustees’ fees	7,000
Shareholders’ reports	5,000
Transfer agent’s fee and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	4,000
Insurance expenses	4,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	4,958

Total expenses	4,766,178

NET INVESTMENT INCOME	2,737,562

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	6,396,855
Foreign currency transactions	(337)

6,396,518

Net change in unrealized appreciation (depreciation) on:
Investments	29,524,516
Foreign currencies	(202)

29,524,314

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	35,920,832

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,658,394

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,737,562	$3,513,201
Net realized gain on investment and foreign currency transactions	6,396,518	3,931,920
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	29,524,314	88,694,173

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	38,658,394	96,139,294

DISTRIBUTIONS	(7,438,940)	(1,916,843)

FUND SHARE TRANSACTIONS:
Fund share sold [38,404,067 and 52,597,200 shares, respectively]	483,227,262	560,484,551
Fund share issued in reinvestment of distributions [615,297 and 183,782 shares, respectively]	7,438,940	1,916,843
Fund share repurchased [32,942,230 and 14,527,966 shares, respectively]	(402,811,035)	(151,281,203)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	87,855,167	411,120,191

TOTAL INCREASE IN NET ASSETS	119,074,621	505,342,642
NET ASSETS:
Beginning of period	863,991,995	358,649,353

End of period	$983,066,616	$863,991,995

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 5.1%
Boeing Co. (The)	180,000	$13,307,400
Embraer SA, ADR (Brazil)	305,300	9,397,134
General Dynamics Corp.	175,000	13,041,000
Huntington Ingalls Industries, Inc.*(a)	42,083	1,451,863
Lockheed Martin Corp.(a)	646,000	52,306,620
Northrop Grumman Corp.	475,400	32,968,990
United Technologies Corp.	410,000	36,289,100

		158,762,107

Auto Components — 0.4%
Magna International, Inc. (Class A Stock) (Canada)	249,400	13,477,576

Automobiles — 0.4%
Harley-Davidson, Inc.	288,500	11,819,845

Beverages — 0.8%
PepsiCo, Inc.	350,000	24,650,500

Biotechnology — 0.8%
Amgen, Inc.*	450,000	26,257,500

Chemicals — 1.4%
Air Products & Chemicals, Inc.	105,000	10,035,900
BASF SE (Germany)	190,000	18,617,564
Celanese Corp. (Class A Stock)	266,600	14,212,446

		42,865,910

Commercial Banks — 7.9%
Fifth Third Bancorp	1,175,000	14,981,250
HSBC Holdings PLC (United Kingdom)	1,470,000	14,589,821
KeyCorp	1,765,000	14,702,450
PNC Financial Services Group, Inc.	1,038,300	61,893,063
Regions Financial Corp.	1,360,200	8,433,240
SunTrust Banks, Inc.	570,000	14,706,000
U.S. Bancorp	800,000	20,408,000
Wells Fargo & Co.	3,486,083	97,819,489

		247,533,313

Computer Services & Software — 2.0%
Accenture PLC (Class A Stock) (Ireland)	530,000	32,022,600
Oracle Corp.	975,000	32,087,250

		64,109,850

Computers & Peripherals — 2.7%
Apple, Inc.*	92,500	31,049,475
Hewlett-Packard Co.	1,458,900	53,103,960

		84,153,435

Consumer Finance — 0.5%
Capital One Financial Corp.	310,700	16,053,869

Diversified Financial Services — 9.7%
American Express Co.	600,000	31,020,000
Ameriprise Financial, Inc.	250,000	14,420,000
Bank of America Corp.	5,703,454	62,509,856
Citigroup, Inc.	1,585,560	66,022,718

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Diversified Financial Services (cont’d.)
Goldman Sachs Group, Inc. (The)	235,000	$31,276,150
JPMorgan Chase & Co.	2,416,300	98,923,322

		304,172,046

Diversified Manufacturing — 2.3%
General Electric Co.	2,250,000	42,435,000
Illinois Tool Works, Inc.	550,000	31,069,500

		73,504,500

Electric Utilities — 3.7%
American Electric Power Co., Inc.	605,000	22,796,400
Edison International	467,800	18,127,250
Exelon Corp.	999,900	42,835,716
PG&E Corp.	235,000	9,877,050
PPL Corp.	800,900	22,289,047

		115,925,463

Electronic Equipment & Instruments — 1.1%
TE Connectivity Ltd. (Switzerland)	541,925	19,921,163
Thermo Fisher Scientific, Inc.*	235,000	15,131,650

		35,052,813

Entertainment & Leisure — 0.5%
Carnival Corp. (Panama)	440,000	16,557,200

Food & Staples Retailing — 3.5%
CVS Caremark Corp.	1,271,100	47,767,938
Safeway, Inc.	461,500	10,785,255
Wal-Mart Stores, Inc.	933,200	49,590,248

		108,143,441

Food Products — 2.3%
Kraft Foods, Inc. (Class A Stock)	757,800	26,697,294
Nestle SA (Switzerland)	440,000	27,344,633
Unilever NV (Netherlands)(a)	550,000	18,067,500

		72,109,427

Gas Utilities — 0.7%
Sempra Energy	400,000	21,152,000

Healthcare Products — 0.7%
Covidien PLC (Ireland)	400,000	21,292,000

Healthcare Providers & Services — 1.8%
UnitedHealth Group, Inc.(a)	850,000	43,843,000
WellPoint, Inc.	175,000	13,784,750

		57,627,750

Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	410,000	34,571,200

Industrial Conglomerates — 0.3%
Tyco International Ltd. (Switzerland)	220,625	10,905,494

Insurance — 6.3%
ACE Ltd. (Switzerland)	160,000	10,531,200
Aflac, Inc.	500,000	23,340,000
Allstate Corp. (The)	1,250,800	38,186,924
Genworth Financial, Inc. (Class A Stock)*	1,493,100	15,349,068

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Insurance (cont’d.)
Lincoln National Corp.	765,000	$21,794,850
MetLife, Inc.	1,232,914	54,087,937
Unum Group	208,150	5,303,662
XL Group PLC (Ireland)	1,351,700	29,710,366

		198,304,007

IT Services — 1.3%
International Business Machines Corp.	235,200	40,348,560

Machinery — 0.5%
PACCAR, Inc.	276,200	14,111,058

Media — 2.8%
Comcast Corp. (Class A Stock)	700,000	17,738,000
Comcast Corp. (Special Class A Stock)	1,216,500	29,475,795
Time Warner Cable, Inc.	225,000	17,559,000
Walt Disney Co. (The)	600,000	23,424,000

		88,196,795

Metals & Mining — 3.2%
BHP Billiton Ltd., ADR (Australia)(a)	335,000	31,701,050
Freeport-McMoRan Copper & Gold, Inc.	590,000	31,211,000
Peabody Energy Corp.	625,000	36,818,750

		99,730,800

Multi-Line Retail — 0.9%
J.C. Penney Co., Inc.(a)	806,800	27,866,872

Multi-Utilities — 1.6%
Public Service Enterprise Group, Inc.	1,494,600	48,783,744

Oil, Gas & Consumable Fuels — 10.9%
Apache Corp. (Class A Stock)	400,000	49,356,000
ConocoPhillips	1,275,700	95,919,883
Exxon Mobil Corp.	525,000	42,724,500
Hess Corp.	500,000	37,380,000
Occidental Petroleum Corp.	500,000	52,020,000
Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)(a)	664,500	47,677,875
Total SA, ADR (France)(a)	279,800	16,183,632

		341,261,890

Pharmaceuticals — 7.0%
Eli Lilly & Co.	693,300	26,019,549
Johnson & Johnson	1,022,100	67,990,092
Merck & Co., Inc.	1,139,000	40,195,310
Novartis AG, ADR (Switzerland)(a)	294,300	17,984,673
Pfizer, Inc.	3,227,600	66,488,560

		218,678,184

Real Estate Investment Trusts — 1.5%
AvalonBay Communities, Inc.(a)	120,000	15,408,000
Boston Properties, Inc.(a)	150,000	15,924,000
Simon Property Group, Inc.	135,000	15,691,050

		47,023,050

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Retail & Merchandising — 1.9%
Kohl’s Corp.	300,000	$15,003,000
Target Corp.	352,709	16,545,579
TJX Cos., Inc. (The)	525,000	27,578,250

		59,126,829

Software — 3.1%
CA, Inc.	1,591,219	36,343,442
Microsoft Corp.	2,353,450	61,189,700

		97,533,142

Specialty Retail — 0.9%
Gap, Inc. (The)(a)	827,400	14,975,940
Home Depot, Inc. (The)	380,325	13,775,372

		28,751,312

Telecommunications — 1.8%
AT&T, Inc.	850,000	26,698,500
Verizon Communications, Inc.	800,000	29,784,000

		56,482,500

Textiles, Apparel & Luxury Goods — 0.1%
Jones Group, Inc. (The)	235,200	2,551,920

Tobacco — 0.8%
Philip Morris International, Inc.	376,650	25,148,921

Transportation — 1.2%
Union Pacific Corp.	355,000	37,062,000

Wireless Telecommunication Services — 1.9%
Vodafone Group PLC, ADR (United Kingdom)	2,211,300	59,085,936

TOTAL LONG-TERM INVESTMENTS (cost $2,766,417,102)		3,050,744,759

SHORT-TERM INVESTMENT — 7.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $235,339,560; includes $177,389,764 of cash collateral for securities on loan)(b)(w) (Note 4)	235,339,560	235,339,560

TOTAL INVESTMENTS — 104.9% (cost $3,001,756,662)		3,286,084,319
Liabilities in excess of other assets — (4.9)%		(153,870,912)

NET ASSETS — 100.0%		$3,132,213,407

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $174,297,074; cash collateral of $177,389,764 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,050,744,759	$—	$—
Affiliated Money Market Mutual Fund	235,339,560	—	—

Total	$3,286,084,319	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Oil, Gas & Consumable Fuels	10.9%
Diversified Financial Services	9.7
Commercial Banks	7.9
Affiliated Money Market Mutual Fund (5.7% represents investments purchased with collateral from securities on loan)	7.5
Pharmaceuticals	7.0
Insurance	6.3
Aerospace & Defense	5.1
Electric Utilities	3.7
Food & Staples Retailing	3.5
Metals & Mining	3.2
Software	3.1
Media	2.8
Computers & Peripherals	2.7
Diversified Manufacturing	2.3
Food Products	2.3
Computer Services & Software	2.0
Retail & Merchandising	1.9
Wireless Telecommunication Services	1.9
Healthcare Providers & Services	1.8
Telecommunications	1.8

Multi-Utilities	1.6%
Real Estate Investment Trusts	1.5
Chemicals	1.4
IT Services	1.3
Transportation	1.2
Electronic Equipment & Instruments	1.1
Hotels, Restaurants & Leisure	1.1
Specialty Retail	0.9
Multi-Line Retail	0.9
Biotechnology	0.8
Tobacco	0.8
Beverages	0.8
Healthcare Products	0.7
Gas Utilities	0.7
Entertainment & Leisure	0.5
Consumer Finance	0.5
Machinery	0.5
Auto Components	0.4
Automobiles	0.4
Industrial Conglomerates	0.3
Textiles, Apparel & Luxury Goods	0.1

104.9
Liabilities in excess of other assets	(4.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011

ASSETS:
Investments at value, including securities on loan of $174,297,074:
Unaffiliated investments (cost $2,766,417,102)	$3,050,744,759
Affiliated investments (cost $235,339,560)	235,339,560
Cash	2,668,897
Receivable for investments sold	13,526,798
Dividends and interest receivable	6,466,875
Receivable for fund share sold	1,195,375
Tax reclaim receivable	576,851
Prepaid expenses	3,429

Total Assets	3,310,522,544

LIABILITIES:
Payable to broker for collateral for securities on loan	177,389,764
Advisory fees payable	785,990
Accrued expenses and other liabilities	107,430
Shareholder servicing fees payable	13,121
Payable for fund share repurchased	11,003
Deferred trustees’ fees	1,305
Affiliated transfer agent fee payable	524

Total Liabilities	178,309,137

NET ASSETS	$3,132,213,407

Net assets were comprised of:
Paid-in capital	$3,518,924,724
Retained earnings	(386,711,317)

Net assets, June 30, 2011	$3,132,213,407

Net asset value and redemption price per share, $3,132,213,407 / 231,823,814 outstanding shares of beneficial interest	$13.51

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $556,657 foreign withholding tax)	$41,876,569
Affiliated income from securities lending, net	159,696
Affiliated dividend income	95,320

42,131,585

EXPENSES
Advisory fees	13,414,554
Shareholder servicing fees and expenses	1,788,607
Custodian and accounting fees	222,000
Loan interest expense (Note 7)	28,778
Trustees’ fees	21,000
Insurance expenses	20,000
Audit fee	12,000
Commitment fee on syndicated credit agreement	11,000
Legal fees and expenses	8,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	4,000
Miscellaneous	7,303

Total expenses	15,542,242
Less: shareholder servicing fee waiver	(425,007)

Net expenses	15,117,235

NET INVESTMENT INCOME	27,014,350

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	362,825,522
Foreign currency transactions	(10,995)

362,814,527

Net change in unrealized appreciation (depreciation) on:
Investments	(287,909,506)
Foreign currencies	(21,176)

(287,930,682)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	74,883,845

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$101,898,195

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$27,014,350	$41,746,577
Net realized gain on investment and foreign currency transactions	362,814,527	142,615,008
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(287,930,682)	211,891,451

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	101,898,195	396,253,036

DISTRIBUTIONS	(41,751,235)	(31,443,703)

FUND SHARE TRANSACTIONS:
Fund share sold [37,332,743 and 123,385,243 shares, respectively]	512,158,022	1,505,497,588
Fund share issued in reinvestment of distributions [3,211,633 and 2,699,030 shares, respectively]	41,751,235	31,443,703
Fund share repurchased [98,851,505 and 60,769,729 shares, respectively]	(1,345,957,615)	(714,200,326)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(792,048,358)	822,740,965

CAPITAL CONTRIBUTIONS (NOTE 4)
Proceeds from regulatory settlement	278,693	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(731,622,705)	1,187,550,298
NET ASSETS:
Beginning of period	3,863,836,112	2,676,285,814

End of period	$3,132,213,407	$3,863,836,112

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST MARSICO CAPITAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 96.9%	Shares	Value (Note 2)

Aerospace & Defense — 0.8%
General Dynamics Corp.	331,307	$24,688,998

Apparel — 4.4%
Coach, Inc.	725,783	46,399,307
NIKE, Inc. (Class B Stock)	926,305	83,348,924

		129,748,231

Banks — 3.5%
PNC Financial Services Group, Inc.	730,985	43,574,016
U.S. Bancorp	2,361,373	60,238,625

		103,812,641

Beverages — 1.2%
Green Mountain Coffee Roasters, Inc.*(a)	383,711	34,250,044

Biotechnology — 1.9%
Biogen Idec, Inc.*	532,505	56,935,435

Chemicals — 13.0%
Dow Chemical Co. (The)	2,846,469	102,472,884
Monsanto Co.	1,185,155	85,971,144
PPG Industries, Inc.	912,240	82,822,269
Praxair, Inc.	1,059,546	114,844,191

		386,110,488

Commercial Services — 1.1%
Sotheby’s(a)	299,267	13,018,115
Visa, Inc. (Class A Stock)	215,636	18,169,489

		31,187,604

Computers — 3.9%
Apple, Inc.*	343,070	115,158,307

Cosmetics/Personal Care — 1.3%
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	358,804	37,742,593

Distribution/Wholesale — 0.6%
Li & Fung Ltd. (Bermuda)	8,664,000	17,316,645

Diversified Machinery — 4.0%
Cummins, Inc.	432,395	44,748,558
Rockwell Automation, Inc.	851,089	73,840,482

		118,589,040

Diversified Manufacturing — 4.4%
Danaher Corp.	1,168,173	61,901,487
Eaton Corp.	1,309,044	67,350,314

		129,251,801

Electronics — 2.4%
Agilent Technologies, Inc.*	1,402,064	71,659,491

Entertainment & Leisure — 2.2%
Wynn Resorts Ltd.	451,363	64,788,645

Internet — 11.1%
Amazon.com, Inc.*(a)	376,985	77,089,663
Baidu, Inc., ADR (Cayman Islands)*	723,237	101,347,201
F5 Networks, Inc.*(a)	144,733	15,956,813

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Internet (cont’d.)
priceline.com, Inc.*	218,191	$111,698,518
Youku.com, Inc., ADR (Cayman Islands)*(a)	678,197	23,296,067

		329,388,262

Investment Company — 1.3%
Hutchison Port Holdings Trust (Singapore)*	46,465,000	39,262,925

Media — 3.4%
Time Warner, Inc.(a)	2,750,784	100,046,014

Metal Fabricate/Hardware — 2.5%
Precision Castparts Corp.	451,662	74,366,148

Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc.	550,507	29,121,820

Oil & Gas — 7.4%
Anadarko Petroleum Corp.	269,192	20,663,178
Continental Resources, Inc.*(a)	442,305	28,710,018
EOG Resources, Inc.	346,450	36,221,347
Halliburton Co.	1,205,830	61,497,330
Occidental Petroleum Corp.	705,183	73,367,239

		220,459,112

Pharmaceuticals — 1.1%
Mead Johnson Nutrition Co.	493,271	33,320,456

Railroads — 3.0%
Union Pacific Corp.	839,581	87,652,256

Restaurants — 2.4%
McDonald’s Corp.	857,648	72,316,879

Retail — 12.7%
Cie Financiere Richemont SA, ADR (Switzerland)	11,114,029	73,019,171
O’Reilly Automotive, Inc.*	160,939	10,543,114
Starbucks Corp.	1,884,698	74,426,724
Tiffany & Co.	875,706	68,760,435
TJX Cos., Inc. (The)(a)	1,937,055	101,753,499
Yum! Brands, Inc.	885,845	48,934,078

		377,437,021

Software — 5.2%
Oracle Corp.	3,547,601	116,751,549
salesforce.com, Inc.*(a)	250,608	37,335,580

		154,087,129

Telecommunications — 1.1%
Acme Packet, Inc.*(a)	446,136	31,287,518

TOTAL COMMON STOCKS (cost $2,273,519,652)		2,869,985,503

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST MARSICO CAPITAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

PREFERRED STOCKS — 1.9%
	Shares	Value (Note 2)

Banks
Itau Unibanco Holding SA (PRFC), ADR (Brazil)	1,965,423	$46,285,711
Wells Fargo & Co., 8.00%(a)	297,374	8,501,923

TOTAL PREFERRED STOCKS (cost $40,917,165)		54,787,634

TOTAL LONG-TERM INVESTMENTS (cost $2,314,436,817)		2,924,773,137

SHORT-TERM INVESTMENT — 13.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $398,106,882; includes $194,478,191 of cash collateral for securities on loan)(b)(w)(Note 4)	398,106,882	398,106,882

TOTAL INVESTMENTS — 112.2% (cost $2,712,543,699)		3,322,880,019
Liabilities in excess of other assets — (12.2)%		(362,420,309)

NET ASSETS — 100.0%		$2,960,459,710

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
PRFC	Preference Shares
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $191,867,296; cash collateral of $194,478,191 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,869,985,503	$—	$—
Preferred Stocks	54,787,634	—	—
Affiliated Money Market Mutual Fund	398,106,882	—	—

Total	$3,322,880,019	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (6.6% represents investments purchased with collateral from securities on loan)	13.4%
Chemicals	13.0
Retail	12.7
Internet	11.1
Oil & Gas	7.4
Banks	5.4
Software	5.2
Apparel	4.4
Diversified Manufacturing	4.4
Diversified Machinery	4.0
Computers	3.9
Media	3.4
Railroads	3.0

Metal Fabricate/Hardware	2.5%
Restaurants	2.4
Electronics	2.4
Entertainment & Leisure	2.2
Biotechnology	1.9
Investment Companies	1.3
Cosmetics/Personal Care	1.3
Beverages	1.2
Pharmaceuticals	1.1
Telecommunications	1.1
Commercial Services	1.1
Mining	1.0
Aerospace & Defense	0.8
Distribution/Wholesale	0.6

112.2
Liabilities in excess of other assets	(12.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST MARSICO CAPITAL GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value, including securities on loan of $191,867,296:
Unaffiliated investments (cost $2,314,436,817)	$2,924,773,137
Affiliated investments (cost $398,106,882)	398,106,882
Dividends receivable	2,691,972
Receivable for investments sold	759,024
Receivable for fund share sold	397,532
Tax reclaim receivable	4,453
Prepaid expenses	17,333

Total Assets	3,326,750,333

LIABILITIES:
Payable to broker for collateral for securities on loan	194,478,191
Payable for investments purchased	163,284,962
Payable to custodian	4,415,980
Payable for fund share repurchased	3,035,872
Advisory fees payable	972,265
Accrued expenses and other liabilities	89,120
Shareholder servicing fees payable	12,422
Deferred trustees’ fees	1,287
Affiliated transfer agent fee payable	524

Total Liabilities	366,290,623

NET ASSETS	$2,960,459,710

Net assets were comprised of:
Paid-in capital	$2,410,068,267
Retained earnings	550,391,443

Net assets, June 30, 2011	$2,960,459,710

Net asset value and redemption price per share, $2,960,459,710 / 144,492,392 outstanding shares of beneficial interest	$20.49

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $104,263 foreign withholding tax)	$17,073,062
Affiliated income from securities lending, net	596,546
Affiliated dividend income	103,535

17,773,143

EXPENSES
Advisory fees	12,897,606
Shareholder servicing fees and expenses	1,433,067
Custodian and accounting fees	160,000
Trustees’ fees	16,000
Commitment fee on syndicated credit agreement	15,000
Insurance expenses	14,000
Audit fee	11,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	5,000
Miscellaneous	7,175

Total expenses	14,570,848
Less: advisory fee waiver and/or expense reimbursement	(924,978)
Less: shareholder servicing fee waiver	(318,345)

Net expenses	13,327,525

NET INVESTMENT INCOME	4,445,618

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	198,573,611
Foreign currency transactions	2,588

198,576,199

Net change in unrealized appreciation (depreciation) on:
Investments	(31,785,883)
Foreign currencies	555

(31,785,328)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	166,790,871

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$171,236,489

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,445,618	$7,756,930
Net realized gain on investment and foreign currency transactions	198,576,199	229,696,403
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(31,785,328)	159,274,686

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	171,236,489	396,728,019

DISTRIBUTIONS	(7,749,726)	(15,734,525)

FUND SHARE TRANSACTIONS:
Fund share sold [31,332,719 and 44,646,787 shares, respectively]	628,059,125	746,522,999
Fund share issued in reinvestment of distributions [402,165 and 985,255 shares, respectively]	7,749,726	15,734,525
Fund share repurchased [18,977,891 and 91,353,153 shares, respectively]	(386,211,777)	(1,483,547,348)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	249,597,074	(721,289,824)

TOTAL INCREASE (DECREASE) IN NET ASSETS	413,083,837	(340,296,330)
NET ASSETS:
Beginning of period	2,547,375,873	2,887,672,203

End of period	$2,960,459,710	$2,547,375,873

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS	Shares	Value (Note 2)

Advertising — 0.7%
Interpublic Group of Cos., Inc. (The)	720,470	$9,005,875

Aerospace & Defense — 0.7%
Goodrich Corp.	97,680	9,328,440

Automotive Parts & Equipment — 1.1%
Johnson Controls, Inc.	338,030	14,082,330

Banks — 0.5%
Goldman Sachs Group, Inc. (The)	48,550	6,461,520

Beverages — 2.6%
Coca-Cola Co. (The)	213,620	14,374,490
Diageo PLC (United Kingdom)	646,762	13,214,053
Green Mountain Coffee Roasters, Inc.*(a)	71,810	6,409,761

		33,998,304

Biotechnology — 1.4%
Alexion Pharmaceuticals, Inc.*	197,410	9,284,192
Celgene Corp.*	151,840	9,158,989

		18,443,181

Building Materials — 0.6%
Owens Corning*(a)	213,490	7,973,851

Chemicals — 2.9%
Airgas, Inc.	95,770	6,707,731
Celanese Corp. (Class A Stock)	201,090	10,720,108
Ecolab, Inc.	146,630	8,266,999
Praxair, Inc.	114,910	12,455,095

		38,149,933

Commercial Services — 2.9%
MasterCard, Inc. (Class A Stock)	53,480	16,115,663
Moody’s Corp.(a)	201,450	7,725,608
Sotheby’s(a)	100,180	4,357,830
Verisk Analytics, Inc. (Class A Stock)*(a)	304,010	10,524,826

		38,723,927

Computer Hardware — 6.5%
Apple, Inc.*	199,510	66,969,522
International Business Machines Corp.	110,020	18,873,931

		85,843,453

Computer Services & Software — 7.1%
Autodesk, Inc.*	333,090	12,857,274
Cerner Corp.*(a)	121,700	7,437,087
Cognizant Technology Solutions Corp. (Class A Stock)*	185,770	13,624,372
EMC Corp.*	1,409,810	38,840,265
Intuit, Inc.*	190,410	9,874,663
Red Hat, Inc.*	173,420	7,959,978
VeriFone Systems, Inc.*(a)	67,450	2,991,407

		93,585,046

Computers — 1.0%
Accenture PLC (Class A Stock) (Ireland)	228,680	13,816,846

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Conglomerates — 1.4%
Honeywell International, Inc.	308,460	$18,381,131

Construction — 1.1%
Fluor Corp.	233,520	15,099,403

Cosmetics & Toiletries — 1.3%
Avon Products, Inc.	184,700	5,171,600
Colgate-Palmolive Co.	131,220	11,469,940

		16,641,540

Diversified Financial Services — 1.8%
Affiliated Managers Group, Inc.*	168,670	17,111,571
BlackRock, Inc.	36,518	7,004,518

		24,116,089

Electronic Components & Equipment — 0.6%
Agilent Technologies, Inc.*	154,910	7,917,450

Energy – Alternate Sources — 0.3%
First Solar, Inc.*(a)	28,940	3,827,894

Entertainment & Leisure — 0.3%
Carnival Corp. (Panama)	107,640	4,050,493

Environmental Control — 0.9%
Republic Services, Inc.	132,510	4,087,934
Stericycle, Inc.*	83,360	7,429,043

		11,516,977

Farming & Agriculture — 1.0%
Monsanto Co.	182,420	13,232,747

Financial – Brokerage — 0.8%
Visa, Inc. (Class A Stock)	128,241	10,805,587

Financial Services — 0.8%
JPMorgan Chase & Co.	159,040	6,511,097
MSCI, Inc. (Class A Stock)*(a)	91,460	3,446,213

		9,957,310

Food — 0.5%
Danone SA (France)	94,182	7,026,979

Hand/Machine Tools — 0.6%
Stanley Black & Decker, Inc.(a)	103,730	7,473,747

Healthcare Products — 2.3%
Becton, Dickinson & Co.	111,416	9,600,717
Cooper Cos., Inc. (The)	42,530	3,370,077
Covidien PLC (Ireland)	243,400	12,956,182
IDEXX Laboratories, Inc.*(a)	52,530	4,074,227

		30,001,203

Healthcare Services — 0.7%
WellPoint, Inc.	124,350	9,795,049

Holding Company – Diversified — 0.4%
LVMH Moet Hennessy Louis Vuitton SA (France)	30,921	5,564,686

Hotels & Motels — 0.2%
Las Vegas Sands Corp.*	64,870	2,738,163

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Internet Services — 5.5%
Amazon.com, Inc.*	95,370	$19,502,211
Google, Inc. (Class A Stock)*	61,687	31,237,063
LinkedIn Corp. (Class A Stock)*(a)	51,650	4,653,149
priceline.com, Inc.*	15,424	7,896,008
VeriSign, Inc.	271,570	9,086,732

		72,375,163

Lodging — 0.4%
Wynn Resorts Ltd.	33,060	4,745,432

Machinery & Equipment — 2.1%
Joy Global, Inc.	36,240	3,451,498
Thermo Fisher Scientific, Inc.*	370,080	23,829,451

		27,280,949

Media — 4.7%
Comcast Corp. (Special Class A Stock)	439,220	10,642,301
DIRECTV (Class A Stock)*	130,270	6,620,321
Discovery Communications, Inc. (Class A Stock)*(a)	133,000	5,447,680
Viacom, Inc. (Class B Stock)	441,510	22,517,010
Walt Disney Co. (The)	411,610	16,069,254

		61,296,566

Medical Supplies & Equipment — 0.9%
Abbott Laboratories	228,380	12,017,356

Metals & Mining — 2.0%
Precision Castparts Corp.	146,254	24,080,721
Teck Resources Ltd. (Class B Stock) (Canada)	54,420	2,761,271

		26,841,992

Miscellaneous Manufacturing — 3.4%
Danaher Corp.	780,050	41,334,849
Polypore International, Inc.*	60,050	4,073,792

		45,408,641

Networking/Telecom Equipment — 2.1%
QUALCOMM, Inc.	480,317	27,277,202

Oil & Gas — 6.6%
Apache Corp.	48,613	5,998,358
EOG Resources, Inc.	113,610	11,877,925
EQT Corp.	62,430	3,278,824
Halliburton Co.	208,540	10,635,540
Newfield Exploration Co.*	79,420	5,402,148
Noble Energy, Inc.	111,820	10,022,427
Occidental Petroleum Corp.	209,770	21,824,471
Schlumberger Ltd. (Netherlands)	215,580	18,626,112

		87,665,805

Oil & Gas Services — 2.7%
Cameron International Corp.*(a)	324,160	16,302,006
Dresser-Rand Group, Inc.*	135,210	7,267,538
FMC Technologies, Inc.*	74,090	3,318,491
National Oilwell Varco, Inc.	109,520	8,565,559

		35,453,594

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Pharmaceuticals — 4.3%
Allergan, Inc.	91,980	$7,657,335
AmerisourceBergen Corp.(a)	292,240	12,098,736
Express Scripts, Inc.*	225,860	12,191,923
Mead Johnson Nutrition Co.	201,590	13,617,405
Teva Pharmaceutical Industries Ltd., ADR (Israel)	217,020	10,464,704

		56,030,103

Real Estate — 0.7%
Jones Lang LaSalle, Inc.	99,860	9,416,798

Restaurants — 1.4%
McDonald’s Corp.	115,756	9,760,546
Starbucks Corp.	217,390	8,584,731

		18,345,277

Retail — 3.1%
Abercrombie & Fitch Co. (Class A Stock)	87,640	5,864,869
Dollar General Corp.*(a)	152,810	5,178,731
Inditex SA (Spain)	46,313	4,220,408
PetSmart, Inc.	99,430	4,511,139
Phillips-Van Heusen Corp.	43,040	2,817,829
Ross Stores, Inc.	98,770	7,913,452
Tiffany & Co.	100,760	7,911,675
Urban Outfitters, Inc.*	102,710	2,891,287

		41,309,390

Retail & Merchandising — 3.3%
Costco Wholesale Corp.	151,260	12,288,362
Kohl’s Corp.	194,250	9,714,443
NIKE, Inc. (Class B Stock)	46,980	4,227,260
Target Corp.	378,700	17,764,817

		43,994,882

Semiconductors — 1.5%
Advanced Micro Devices, Inc.*(a)	607,421	4,245,873
ASML Holding NV (Netherlands)	214,118	7,913,801
Broadcom Corp. (Class A Stock)	237,110	7,976,380

		20,136,054

Software — 4.6%
Check Point Software Technologies Ltd. (Israel)*(a)	331,700	18,857,145
Oracle Corp.	1,154,340	37,989,330
salesforce.com, Inc.*	26,790	3,991,174

		60,837,649

Telecommunications — 2.1%
American Tower Corp. (Class A Stock)*	493,720	25,821,556
JDS Uniphase Corp.*	101,410	1,689,491

		27,511,047

Tobacco — 1.0%
Philip Morris International, Inc.	190,820	12,741,051

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Transportation — 2.2%
CSX Corp.	301,690	$7,910,312
Expeditors International of Washington, Inc.	217,710	11,144,575
Kansas City Southern*	157,810	9,362,867

		28,417,754

TOTAL LONG-TERM INVESTMENTS
(cost $1,178,224,435)		1,286,661,859

SHORT-TERM INVESTMENT — 10.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2– Prudential Core Taxable Money Market Fund (cost $140,499,294; includes $86,066,142 of cash collateral for securities on loan)(b)(w)(Note 4)	140,499,294	140,499,294

TOTAL INVESTMENTS — 108.2%
(cost $1,318,723,729)		1,427,161,153
Liabilities in excess of other assets — (8.2)%		(108,381,092)

NET ASSETS — 100.0%		$1,318,780,061

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $86,594,327; cash collateral of $86,066,142 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,286,661,859	$—	$—
Affiliated Money Market Mutual Fund	140,499,294	—	—

Total	$1,427,161,153	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (6.5% represents investments purchased with collateral from securities on loan)	10.6%
Computer Services & Software	7.1
Oil & Gas	6.6
Computer Hardware	6.5
Internet Services	5.5
Media	4.7
Software	4.6
Pharmaceuticals	4.3
Miscellaneous Manufacturing	3.4
Retail & Merchandising	3.3
Retail	3.1
Commercial Services	2.9
Chemicals	2.9
Oil & Gas Services	2.7
Beverages	2.6
Healthcare Products	2.3
Transportation	2.2
Telecommunications	2.1
Machinery & Equipment	2.1
Network/Hardware	2.1
Metals & Mining	2.0
Diversified Financial Services	1.8
Semiconductors	1.5
Biotechnology	1.4
Conglomerates	1.4

Restaurants	1.4%
Cosmetics & Toiletries	1.3
Construction	1.1
Automotive Parts & Equipment	1.1
Computers	1.0
Farming & Agriculture	1.0
Tobacco	1.0
Medical Supplies & Equipment	0.9
Environmental Control	0.9
Financial – Brokerage	0.8
Financial Services	0.8
Healthcare Services	0.7
Real Estate	0.7
Aerospace & Defense	0.7
Advertising	0.7
Building Materials	0.6
Electronic Components & Equipment	0.6
Hand/Machine Tools	0.6
Food	0.5
Banks	0.5
Holding Companies – Diversified	0.4
Lodging	0.4
Entertainment & Leisure	0.3
Energy – Alternate Sources	0.3
Hotels & Motels	0.2

108.2
Liabilities in excess of other assets	(8.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST MFS GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value, including securities on loan of $86,594,327:
Unaffiliated investments (cost $1,178,224,435)	$1,286,661,859
Affiliated investments (cost $140,499,294)	140,499,294
Receivable for investments sold	16,076,693
Dividends receivable	954,235
Tax reclaim receivable	300,458
Receivable for fund share sold	251,979
Prepaid expenses	4,941

Total Assets	1,444,749,459

LIABILITIES:
Payable to broker for collateral for securities on loan	86,066,142
Payable to custodian	20,774,017
Payable for investments purchased	18,555,484
Advisory fees payable	383,506
Payable for fund share repurchased	106,493
Accrued expenses and other liabilities	77,015
Shareholder servicing fees payable	6,217
Affiliated transfer agent fee payable	524

Total Liabilities	125,969,398

NET ASSETS	$1,318,780,061

Net assets were comprised of:
Paid-in capital	$1,329,462,640
Retained earnings	(10,682,579)

Net assets, June 30, 2011	$1,318,780,061

Net asset value and redemption price per share, $1,318,780,061 / 131,446,504 outstanding shares of beneficial interest	$10.03

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $70,940 foreign withholding tax)	$6,205,913
Affiliated income from securities lending, net	175,999
Affiliated dividend income	49,183

6,431,095

EXPENSES
Advisory fees	6,587,765
Shareholder servicing fees and expenses	731,974
Custodian and accounting fees	113,000
Trustees’ fees	12,000
Audit fee	11,000
Insurance expenses	10,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	4,000
Commitment fee on syndicated credit agreement	4,000
Miscellaneous	6,450

Total expenses	7,491,189
Less: shareholder servicing fee waiver	(108,017)

Net expenses	7,383,172

NET INVESTMENT LOSS	(952,077)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	134,496,962
Foreign currency transactions	(1,719)

134,495,243

Net change in unrealized appreciation (depreciation) on:
Investments	(53,836,556)
Foreign currencies	34,554

(53,802,002)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	80,693,241

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,741,164

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(952,077)	$4,271,479
Net realized gain on investment and foreign currency transactions	134,495,243	163,759,432
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(53,802,002)	778,615

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	79,741,164	168,809,526

DISTRIBUTIONS	(4,278,271)	(2,004,759)

FUND SHARE TRANSACTIONS:
Fund share sold [18,999,788 and 81,241,915 shares, respectively]	188,328,520	700,709,647
Fund share issued in reinvestment of distributions [445,190 and 243,001 shares, respectively]	4,278,271	2,004,759
Fund share repurchased [74,679,404 and 121,648,305 shares, respectively]	(746,268,101)	(1,010,961,962)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(553,661,310)	(308,247,556)

TOTAL DECREASE IN NET ASSETS	(478,198,417)	(141,442,789)
NET ASSETS:
Beginning of period	1,796,978,478	1,938,421,267

End of period	$1,318,780,061	$1,796,978,478

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 95.4%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 2.7%
Goodrich Corp.	56,700	$5,414,850
TransDigm Group, Inc.*	83,557	7,619,563

		13,034,413

Automotive Parts — 2.7%
BorgWarner, Inc.*(a)	158,700	12,821,373

Banks — 2.8%
KeyCorp	373,900	3,114,587
M&T Bank Corp.(a)	58,100	5,109,895
Northern Trust Corp.	62,800	2,886,288
TCF Financial Corp.(a)	159,700	2,203,860

		13,314,630

Biotechnology — 1.0%
Life Technologies Corp.*	95,500	4,972,685

Building Materials — 0.5%
Masco Corp.(a)	204,700	2,462,541

Chemicals — 2.1%
Eastman Chemical Co.	52,600	5,368,882
Valspar Corp. (The)	134,000	4,832,040

		10,200,922

Clothing & Apparel — 1.5%
VF Corp.(a)	68,100	7,392,936

Commercial Services — 1.5%
Convergys Corp.*	331,800	4,525,752
PHH Corp.*(a)	123,800	2,540,376

		7,066,128

Computer Services & Software — 5.2%
Autodesk, Inc.*	77,300	2,983,780
Computer Sciences Corp.(a)	247,987	9,413,587
Global Payments, Inc.	73,500	3,748,500
Intuit, Inc.*	114,500	5,937,970
Synopsys, Inc.*	121,300	3,118,623

		25,202,460

Construction — 3.3%
D.R. Horton, Inc.(a)	305,500	3,519,360
Pulte Group, Inc.*(a)	493,900	3,783,274
URS Corp.*	193,100	8,639,294

		15,941,928

Consumer Products & Services — 0.7%
Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	67,000	3,437,770

Containers & Packaging — 3.8%
Bemis Co., Inc.(a)	236,800	7,999,104
Sonoco Products Co.(a)	292,000	10,377,680

		18,376,784

Diversified — 2.7%
AptarGroup, Inc.	99,100	5,186,894
Dover Corp.	117,300	7,952,940

		13,139,834

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Electronic Components — 0.7%
Flextronics International Ltd. (Singapore)*	533,800	$3,426,996

Energy Delivery — 0.7%
Integrys Energy Group, Inc.	61,200	3,172,608

Entertainment & Leisure — 1.8%
Brunswick Corp.(a)	410,500	8,374,200

Financial – Bank & Trust — 2.2%
Astoria Financial Corp.(a)	242,250	3,098,378
Bank of Hawaii Corp.	164,800	7,666,496

		10,764,874

Financial Services — 3.2%
Eaton Vance Corp.(a)	118,600	3,585,278
IntercontinentalExchange, Inc.*	44,400	5,537,124
Jefferies Group, Inc.	124,200	2,533,680
Raymond James Financial, Inc.	116,575	3,747,886

		15,403,968

Food Products — 1.0%
Sara Lee Corp.	263,359	5,001,187

Gas Utilities — 1.7%
Energen Corp.	91,000	5,141,500
UGI Corp.	94,500	3,013,605

		8,155,105

Healthcare Equipment & Services — 1.2%
Express Scripts, Inc.*	103,200	5,570,736

Healthcare Providers & Services — 0.9%
Covance, Inc.*(a)	69,900	4,149,963

Hotels, Restaurants & Leisure — 2.6%
International Game Technology	169,100	2,972,778
Wyndham Worldwide Corp.	156,400	5,262,860
Yum! Brands, Inc.	76,000	4,198,240

		12,433,878

Industrial Conglomerates — 1.8%
Carlisle Cos., Inc.	175,831	8,656,160

Insurance — 8.1%
Allstate Corp. (The)	224,100	6,841,773
Arch Capital Group Ltd. (Bermuda)*	170,400	5,439,168
HCC Insurance Holdings, Inc.	251,000	7,906,500
Lincoln National Corp.	366,114	10,430,588
Progressive Corp. (The)	205,400	4,391,452
Reinsurance Group of America, Inc.	65,500	3,986,330

		38,995,811

Iron/Steel — 1.2%
Allegheny Technologies, Inc.(a)	87,200	5,534,584

Leisure Equipment & Products — 1.2%
Mattel, Inc.	210,900	5,797,641

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Machinery & Equipment — 4.6%
Cummins, Inc.	99,700	$10,317,953
Joy Global, Inc.	82,900	7,895,396
Snap-on, Inc.	60,000	3,748,800

		21,962,149

Manufacturing — 0.7%
Harsco Corp.	108,500	3,537,100

Medical Supplies & Equipment — 0.8%
C.R. Bard, Inc.	34,800	3,823,128

Office Equipment — 1.2%
Steelcase, Inc. (Class A Stock)	511,500	5,825,985

Oil, Gas & Consumable Fuels — 7.2%
Chesapeake Energy Corp.	118,800	3,527,172
Helix Energy Solutions Group, Inc.*	182,700	3,025,512
Newfield Exploration Co.*	126,500	8,604,530
ONEOK, Inc.(a)	65,500	4,847,655
QEP Resources, Inc.(a)	131,100	5,483,913
SEACOR Holdings, Inc.(a)	49,500	4,948,020
Whiting Petroleum Corp.*	73,200	4,165,812

		34,602,614

Printing & Publishing — 2.0%
RR Donnelley & Sons Co.(a)	484,368	9,498,456

Real Estate Investment Trusts — 4.6%
Boston Properties, Inc.	43,200	4,586,112
Duke Realty Corp.	707,938	9,918,211
Entertainment Properties Trust	56,000	2,615,200
Health Care REIT, Inc.(a)	93,185	4,885,690

		22,005,213

Restaurants — 1.9%
Darden Restaurants, Inc.	186,300	9,270,288

Retail & Merchandising — 2.8%
Family Dollar Stores, Inc.	43,500	2,286,360
Ruddick Corp.	130,496	5,681,796
TJX Cos., Inc. (The)	106,700	5,604,951

		13,573,107

Semiconductors — 1.9%
International Rectifier Corp.*	132,800	3,714,416
Xilinx, Inc.	148,100	5,401,207

		9,115,623

Telecommunication Services — 0.9%
Harris Corp.(a)	91,700	4,132,002

Telecommunications — 2.6%
American Tower Corp. (Class A Stock)*	152,200	7,960,060
Comtech Telecommunications Corp.(a)	168,900	4,735,956

		12,696,016

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Transportation — 3.0%
CSX Corp.	165,600	$4,342,032
GATX Corp.	84,800	3,147,776
Werner Enterprises, Inc.(a)	284,000	7,114,200

		14,604,008

Utilities — 2.4%
PG&E Corp.	102,100	4,291,263
Pinnacle West Capital Corp.	165,600	7,382,448

		11,673,711

TOTAL LONG-TERM INVESTMENTS (cost $365,070,054)		459,121,515

SHORT-TERM INVESTMENT — 22.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $106,302,636; includes $84,389,979 of cash collateral for securities on loan)(b)(w)(Note 4)	106,302,636	106,302,636

TOTAL INVESTMENTS — 117.5% (cost $471,372,690)		565,424,151
Liabilities in excess of other assets — (17.5)%		(84,212,020)

NET ASSETS — 100.0%		$481,212,131

The following abbreviation is used in the Portfolio descriptions:

REIT Real Estate Investment Trust

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $82,462,055; cash collateral of $84,389,979 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 –Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$459,121,515	$—	$—
Affiliated Money Market Mutual Fund	106,302,636	—	—

Total	$565,424,151	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (17.5% represents investments purchased with collateral from securities on loan)	22.1%
Insurance	8.1
Oil, Gas & Consumable Fuels	7.2
Computer Services & Software	5.2
Real Estate Investment Trusts	4.6
Machinery & Equipment	4.6
Containers & Packaging	3.8
Construction	3.3
Financial Services	3.2
Transportation	3.0
Retail & Merchandising	2.8
Banks	2.8
Diversified	2.7
Aerospace & Defense	2.7
Automotive Parts	2.7
Telecommunications	2.6
Hotels, Restaurants & Leisure	2.6
Utilities	2.4
Financial – Bank & Trust	2.2
Chemicals	2.1

Printing & Publishing	2.0%
Restaurants	1.9
Semiconductors	1.9
Industrial Conglomerates	1.8
Entertainment & Leisure	1.8
Gas Utilities	1.7
Clothing & Apparel	1.5
Commercial Services	1.5
Office Equipment	1.2
Leisure Equipment & Products	1.2
Healthcare Equipment & Services	1.2
Iron/Steel	1.2
Food Products	1.0
Biotechnology	1.0
Healthcare Providers & Services	0.9
Telecommunication Services	0.9
Medical Supplies & Equipment	0.8
Manufacturing	0.7
Consumer Products & Services	0.7
Electronic Components	0.7
Energy Delivery	0.7
Building Materials	0.5

117.5
Liabilities in excess of other assets	(17.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES	STATEMENT OF OPERATIONS
(Unaudited)	(Unaudited)
June 30, 2011	Six Months Ended June 30, 2011

ASSETS:
Investments at value, including securities on loan of $82,462,055:
Unaffiliated investments (cost $365,070,054)	$459,121,515
Affiliated investments (cost $106,302,636)	106,302,636
Cash	1,147,042
Dividends receivable	500,769
Receivable for fund share sold	269,944
Tax reclaim receivable	1,234
Prepaid expenses	352

Total Assets	567,343,492

LIABILITIES:
Payable to broker for collateral for securities on loan	84,389,979
Payable for investments purchased	1,509,885
Advisory fees payable	180,303
Accrued expenses and other liabilities	47,233
Shareholder servicing fees payable	2,603
Payable for fund share repurchased	834
Affiliated transfer agent fee payable	524

Total Liabilities	86,131,361

NET ASSETS	$481,212,131

Net assets were comprised of:
Paid-in capital	$401,384,103
Retained earnings	79,828,028

Net assets, June 30, 2011	$481,212,131

Net asset value and redemption price per share, $481,212,131 / 37,988,655 outstanding shares of beneficial interest	$12.67

INVESTMENT INCOME
Unaffiliated dividend income	$3,498,149
Affiliated income from securities lending, net	43,457
Affiliated dividend income	29,820

3,571,426

EXPENSES
Advisory fees	2,233,309
Shareholder servicing fees and expenses	235,085
Custodian and accounting fees	48,000
Audit fee	11,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Insurance expenses	2,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	5,569

Total expenses	2,555,963

NET INVESTMENT INCOME	1,015,463

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on investment transactions	21,150,869

Net change in unrealized appreciation (depreciation) on:
Investments	7,204,568
Foreign currencies	110

7,204,678

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	28,355,547

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,371,010

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,015,463	$2,738,533
Net realized gain on investment transactions	21,150,869	10,859,680
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	7,204,678	57,752,868

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	29,371,010	71,351,081

DISTRIBUTIONS	(2,735,611)	(1,776,636)

FUND SHARE TRANSACTIONS:
Fund share sold [5,560,339 and 16,640,054 shares, respectively]	69,824,033	174,223,333
Fund share issued in reinvestment of distributions [227,210 and 174,866 shares, respectively]	2,735,611	1,776,636
Fund share repurchased [3,632,097 and 7,892,018 shares, respectively]	(45,523,158)	(79,317,681)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	27,036,486	96,682,288
CAPITAL CONTRIBUTIONS (NOTE 4)
Proceeds from regulatory settlement	2,523	—

TOTAL INCREASE IN NET ASSETS	53,674,408	166,256,733
NET ASSETS:
Beginning of period	427,537,723	261,280,990

End of period	$481,212,131	$427,537,723

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CERTIFICATES OF DEPOSIT — 15.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Bank of Montreal	0.12%		07/06/11	$10,000	$10,000,000
Bank of Montreal	0.14%		07/05/11	11,000	10,999,988
Bank of Nova Scotia	0.317	%(c)	07/06/11	32,500	32,500,116
Bank of Nova Scotia	0.45	%(c)	06/11/12	3,000	3,005,441
Bank of Tokyo – Mitsubishi UFJ	0.30%		07/21/11	36,000	36,000,000
Barclays Bank PLC	0.26	%(c)	08/08/11	33,000	33,000,000
BNP Paribas	0.25%		07/12/11	5,000	5,000,000
BNP Paribas	0.356	%(c)	10/20/11	19,000	19,000,000
BNP Paribas	0.396	%(c)	09/21/11	18,000	18,000,000
Chase Bank USA NA	0.10%		07/22/11	29,000	29,000,000
Credit Agricole CIB	0.19%		07/05/11	34,000	34,000,000
Credit Agricole CIB	0.23%		08/16/11	16,000	16,000,000
Deutsche Bank AG	0.39%		07/07/11	4,000	4,000,146
Nordea Bank Finland PLC	0.19%		08/09/11	9,000	9,000,000
Nordea Bank Finland PLC	0.37%		07/07/11	21,000	21,000,769
Nordea Bank Finland PLC	0.523	%(c)	02/03/12	5,800	5,808,966
Norinchukin Bank	0.32%		08/04/11	49,000	49,000,000
Rabobank Nederland NV	0.28	%(c)	09/13/11	5,000	5,000,000
Royal Bank of Canada	0.239	%(c)	02/14/12	30,000	30,000,000
State Street Bank & Trust Co.	0.12%		07/15/11	36,000	36,000,000
Sumitomo Mitsui Banking Corp.	0.28%		08/16/11	58,000	58,000,000
Svenska Handelsbanken AB	0.24%		07/06/11	13,000	13,000,054
Toronto Dominion Bank	0.12%		07/18/11	31,000	31,000,000
Toronto Dominion Bank	0.256	%(c)	10/28/11	26,000	26,000,000

					534,315,480

COMMERCIAL PAPER — 42.0%
ABN AMRO Funding USA LLC, 144A(n)	0.23%		07/01/11	19,000	19,000,000
ABN AMRO Funding USA LLC, 144A(n)	0.23%		08/10/11	15,000	14,996,167
ABN AMRO Funding USA LLC, 144A(n)	0.25%		10/03/11	16,000	15,989,556
AXA Financial, Inc., 144A(n)	0.23%		09/06/11	6,000	5,997,432
Bank of America Corp.(n)	0.25%		07/11/11	19,000	18,998,681
Barclays USA Funding Corp.(n)	0.21%		08/12/11	30,000	29,992,650
Barclays USA Funding Corp.(n)	0.22%		08/05/11	6,000	5,998,717
BASF AG, 144A(n)	0.12%		07/07/11	20,000	19,999,600
BASF AG, 144A(n)	0.12%		07/22/11	50,000	49,996,500
BASF AG, 144A(n)	0.12%		07/25/11	35,000	34,997,200
Blackrock, Inc., 144A(n)	0.20%		07/18/11	17,000	16,998,394
Cargill Global Funding PLC, 144A(n)	0.11%		07/07/11	15,425	15,424,717
Cargill Global Funding PLC, 144A(n)	0.11%		07/18/11	30,000	29,998,442
CBA (Delaware) Finance(n)	0.19%		08/16/11	50,000	49,987,861
Citigroup Funding, Inc.(n)	0.15%		07/14/11	28,000	27,998,483
Commonwealth Bank of Australia, 144A(n)	0.19%		07/14/11	50,000	49,996,569
Credit Suisse(n)	0.21%		07/27/11	5,000	4,999,242
Danske Corp., 144A(n)	0.17%		07/01/11	3,000	3,000,000
Danske Corp., 144A(n)	0.255%		07/13/11	32,000	31,997,280
DNB NOR Bank ASA, 144A	0.306	%(c)	08/29/11	26,000	26,000,000
European Investment Bank(n)	0.08%		07/12/11	51,000	50,998,753
European Investment Bank(n)	0.10%		07/12/11	30,000	29,999,083
GDF Suez, 144A(n)	0.17%		07/22/11	18,000	17,998,215
GDF Suez, 144A(n)	0.18%		07/07/11	6,230	6,229,813
GDF Suez, 144A(n)	0.19%		07/11/11	10,000	9,999,472
General Electric Co.(n)	0.12%		07/01/11	48,000	48,000,000
Hewlett-Packard, 144A(n)	0.09%		07/18/11	50,000	49,997,875
HSBC USA, Inc.(n)	0.14%		07/25/11	5,000	4,999,533
Illinois Tool Works, 144A(n)	0.10%		07/26/11	40,000	39,997,222
Nestle Capital Corp., 144A(n)	0.17%		07/08/11	50,000	49,998,347
New York Life Capital, 144A(n)	0.11%		07/28/11	15,800	15,798,696
Occidental Petroleum, 144A(n)	0.12%		07/22/11	13,000	12,999,090
Old Line Funding LLC, 144A(n)	0.15%		08/12/11	11,000	10,998,075

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMERCIAL PAPER (Continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Old Line Funding LLC, 144A(n)	0.18%	08/04/11	$12,000	$11,997,960
Old Line Funding LLC, 144A(n)	0.18%	09/01/11	10,000	9,996,900
Old Line Funding LLC, 144A(n)	0.19%	08/01/11	5,028	5,027,177
Old Line Funding LLC, 144A(n)	0.19%	08/10/11	11,000	10,997,678
Old Line Funding LLC, 144A(n)	0.20%	07/13/11	2,000	1,999,867
Old Line Funding LLC, 144A(n)	0.20%	07/18/11	31,028	31,025,070
Old Line Funding LLC, 144A(n)	0.25%	07/01/11	7,000	7,000,000
Paccar Financial Corp.(n)	0.11%	07/29/11	40,000	39,996,578
Philip Morris International, 144A(n)	0.12%	07/01/11	25,000	25,000,000
Procter & Gamble International Funding SCA, 144A(n)	0.08%	07/05/11	95,000	94,999,156
Procter & Gamble International Funding SCA, 144A(n)	0.10%	07/07/11	8,000	7,999,867
Prudential PLC, 144A(n)	0.24%	09/22/11	5,000	4,997,233
Reckitt Benckiser TSY, 144A(n)	0.28%	08/11/11	12,000	11,996,173
Roche Holdings, Inc., 144A(n)	0.17%	07/05/11	40,000	39,999,244
Royal Bank Scotland Group PLC, 144A(n)	0.24%	08/08/11	26,000	25,993,413
Sanofi Aventis, 144A(n)	0.28%	07/14/11	15,000	14,998,483
Sanofi Aventis, 144A(n)	0.34%	09/13/11	15,000	14,989,517
Schlumberger Technology Corp., 144A(n)	0.13%	07/22/11	5,000	4,999,621
Schlumberger Technology Corp., 144A(n)	0.14%	07/21/11	10,000	9,999,222
Skandinaviska Eskilda Banken AB, 144A(n)	0.25%	08/23/11	43,000	42,984,174
Societe Generale North America, Inc.	0.24%	08/09/11	23,000	22,994,020
Standard Chartered Bank, 144A(n)	0.22%	08/04/11	4,000	3,999,169
State Street Corp.(n)	0.19%	07/13/11	12,000	11,999,240
Straight-A Funding LLC, 144A(n)	0.16%	08/22/11	11,000	10,997,458
Straight-A Funding LLC, 144A(n)	0.17%	08/09/11	3,500	3,499,355
Straight-A Funding LLC, 144A(n)	0.19%	07/11/11	16,500	16,499,129
Straight-A Funding LLC, 144A(n)	0.19%	07/11/11	25,000	24,998,681
Straight-A Funding LLC, 144A(n)	0.20%	07/05/11	2,000	1,999,956
Straight-A Funding LLC, 144A(n)	0.23%	07/01/11	13,500	13,500,000
Svenska Handelsbanken, Inc., 144A(n)	0.21%	07/08/11	5,000	4,999,796
Svenska Handelsbanken, Inc., 144A(n)	0.28%	07/18/11	18,000	17,997,620
Swedbank AB(n)	0.20%	08/23/11	10,000	9,997,056
Swedbank AB(n)	0.33%	07/01/11	45,000	45,000,000
Toyota Motor Credit Corp.(n)	0.20%	08/22/11	29,000	28,991,622
Toyota Motor Credit Corp.(n)	0.25%	07/22/11	7,000	6,998,979
US Bank National Assoc.(n)	0.15%	07/15/11	17,500	17,500,000
Wal-Mart Stores, Inc., 144A(n)	0.08%	07/21/11	13,000	12,999,422

				1,492,350,501

CORPORATE OBLIGATION — 0.7%
Bank of America NA, Notes (cost $27,000,000)	0.286%(c)	07/27/11	27,000	27,000,000

LOAN PARTICIPATION — 0.3%
Archer-Daniels-Midland Co. (cost $11,000,000)(g)(n)	0.22%	07/14/11	11,000	11,000,000

REPURCHASE AGREEMENTS(m) — 9.5%
Barclays Capital, Inc., 0.05%, dated 06/23/11, due 07/07/11 in the amount of $43,000,836(g)			43,000	43,000,000
Deutsche Bank Financial LLC, 0.04%, dated 06/24/11, due 07/01/11 in the amount of $49,500,385			49,500	49,500,000
Deutsche Bank Financial LLC, 0.06%, dated 06/30/11, due 07/01/11 in the amount of $91,653,153			91,653	91,653,000
Deutsche Bank Financial LLC, 0.10%, dated 06/29/11, due 07/06/11 in the amount of $52,001,011			52,000	52,000,000
Goldman Sachs Group, Inc., 0.10%, dated 06/29/11, due 07/06/11 in the amount of $52,001,011			52,000	52,000,000
UBS AG, 0.07%, dated 06/27/11, due 07/05/11 in the amount of $51,000,793(g)			51,000	51,000,000

				339,153,000

TIME DEPOSIT(n) — 0.9%
US Bank National Assoc. (cost $31,000,000)	0.15%	07/01/11	31,000	31,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS —18.5%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Federal Farm Credit Bank	0.14%(c)	12/08/11	$5,600	$5,599,257
Federal Farm Credit Bank	0.19%(c)	10/07/11	40,000	40,003,273
Federal Home Loan Bank(n)	0.06%	07/01/11	87,000	87,000,000
Federal Home Loan Bank(n)	0.07%	07/08/11	15,000	14,999,796
Federal Home Loan Bank	0.091%(c)	07/20/11	25,000	24,999,603
Federal Home Loan Bank	0.091%(c)	07/25/11	9,500	9,499,653
Federal Home Loan Bank	0.091%(c)	08/25/11	37,000	36,996,340
Federal Home Loan Bank	0.10%(c)	08/12/11	19,000	18,998,565
Federal Home Loan Bank	0.14%	11/10/11	24,000	23,997,934
Federal Home Loan Bank	0.156%(c)	09/26/11	21,000	21,000,773
Federal Home Loan Bank	0.24%	10/28/11	25,000	24,996,948
Federal Home Loan Mortgage Corp.	0.11%(c)	02/02/12	5,916	5,913,875
Federal Home Loan Mortgage Corp.(n)	0.14%	11/28/11	6,000	5,996,500
Federal Home Loan Mortgage Corp.	0.146%(c)	09/19/11	17,110	17,110,007
Federal Home Loan Mortgage Corp.	0.146%(c)	02/16/12	27,000	27,003,596
Federal Home Loan Mortgage Corp.(n)	0.15%	12/12/11	7,000	6,995,217
Federal National Mortgage Assoc.(n)	0.04%	07/05/11	50,000	49,999,778
Federal National Mortgage Assoc.(n)	0.08%	08/24/11	50,000	49,994,000
Federal National Mortgage Assoc.(n)	0.12%	09/13/11	17,500	17,495,683
Federal National Mortgage Assoc.(n)	0.14%	11/23/11	12,000	11,993,233
Federal National Mortgage Assoc.(n)	0.14%	01/03/12	25,000	24,981,917
Federal National Mortgage Assoc.	0.146%(c)	09/19/11	15,000	15,000,174
Federal National Mortgage Assoc.(n)	0.15%	01/17/12	74,000	73,938,333
Federal National Mortgage Assoc.	1.00%	11/23/11	22,000	22,061,129
Federal National Mortgage Assoc.	2.00%	01/09/12	20,000	20,189,835

				656,765,419

U.S. TREASURY OBLIGATIONS — 11.8%
U.S. Treasury Bills(n)	0.117%	12/01/11	24,500	24,488,026
U.S. Treasury Bills(n)	0.147%	09/22/11	217,000	216,927,456
U.S. Treasury Bills(n)	0.152%	09/22/11	50,000	49,982,708
U.S. Treasury Bills(n)	0.25%	11/17/11	8,000	7,992,278
U.S. Treasury Bills(n)	0.295%	12/15/11	15,000	14,979,473
U.S. Treasury Bills	0.75%	11/30/11	12,000	12,023,590
U.S. Treasury Bills	0.875%	01/31/12	23,500	23,577,087
U.S. Treasury Bills	1.00%	07/31/11	69,000	69,052,340

				419,022,958

OTHER INSTRUMENTS – AGENCY BONDS — 3.0%
General Electric Capital Corp., FDIC Gtd. Notes, MTN	2.25%	03/12/12	13,000	13,171,413
General Electric Capital Corp., FDIC Gtd. Notes, MTN	3.00%	12/09/11	50,000	50,578,629
Goldman Sachs Group, Inc. (The), FDIC Gtd. Notes	1.625%	07/15/11	20,000	20,010,614
JPMorgan Chase & Co., FDIC Gtd. Notes	0.95%(c)	12/02/11	3,800	3,812,348
JPMorgan Chase & Co., FDIC Gtd. Notes	3.125%	12/01/11	7,026	7,110,338
Wells Fargo & Co., FDIC Gtd. Notes	1.102%(c)	12/09/11	11,000	11,043,751

				105,727,093

TOTAL INVESTMENTS — 101.7% (cost $3,616,334,451)				3,616,334,451
Liabilities in excess of other assets — (1.7)%				(61,956,850)

NET ASSETS — 100.0%				$3,554,377,601

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corp.
MTN	Medium Term Note
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.
(g)	Indicates a security or securities that have been deemed illiquid.
(m)	Repurchase agreements are collateralized by U.S. Treasuries, federal agency obligations or corporate obligations.
(n)	Rates shown are the effective yields at purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$534,315,480	$—
Commercial Paper	—	1,492,350,501	—
Corporate Obligation	—	27,000,000	—
Loan Participation	—	11,000,000	—
Repurchase Agreements	—	339,153,000	—
Time Deposit	—	31,000,000	—
U.S. Government Agency/Supra National Obligations	—	656,765,419	—
U.S. Treasury Obligations	—	419,022,958	—
Other Instruments – Agency Bonds	—	105,727,093	—

Total	$—	$3,616,334,451	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Commercial Paper	42.0%
U.S. Government Agency/Supra National Obligations	18.5
Certificates of Deposit	15.0
U.S. Treasury Obligations	11.8
Repurchase Agreements	9.5
Other Instruments – Agency Bonds	3.0
Time Deposit	0.9
Corporate Obligation	0.7
Loan Participation	0.3

101.7
Liabilities in excess of other assets	(1.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST MONEY MARKET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited) June 30, 2011

ASSETS:
Investments at value:
Unaffiliated investments (cost $3,616,334,451)	$3,616,334,451
Cash	135
Interest receivable	1,176,742
Receivable for fund share sold	106,889
Prepaid expenses	18,757

Total Assets	3,617,636,974

LIABILITIES:
Payable for fund share repurchased	46,974,250
Payable for investments purchased	15,989,556
Accrued expenses and other liabilities	181,282
Advisory fees payable	98,512
Shareholder servicing fees payable	15,053
Affiliated transfer agent fee payable	524
Distributions payable	196

Total Liabilities	63,259,373

NET ASSETS	$3,554,377,601

Net assets were comprised of:
Paid-in capital	$3,554,047,147
Retained earnings	330,454

Net assets, June 30, 2011	$3,554,377,601

Net asset value and redemption price per share, $3,554,377,601 / 3,554,069,600 outstanding shares of beneficial interest	$1.00

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated interest income	$3,789,024

EXPENSES
Advisory fees	8,398,511
Shareholder servicing fees and expenses	1,679,643
Custodian and accounting fees	187,000
Insurance expenses	20,000
Trustees’ fees	19,000
Audit fee	11,000
Legal fees and expenses	6,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Miscellaneous	7,885

Total expenses	10,339,039
Less: advisory fee waiver and/or expense reimbursement	(6,494,281)
Less: shareholder servicing fee waiver	(392,317)

Net expenses	3,452,441

NET INVESTMENT INCOME	336,583

NET REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions	28,860

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$365,443

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$336,583	$734,221
Net realized gain on investment transactions	28,860	55,796

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	365,443	790,017

DISTRIBUTIONS	(335,934)	(734,882)

FUND SHARE TRANSACTIONS:
Fund share sold [1,803,381,635 and 5,539,161,215 shares, respectively]	1,803,381,635	5,539,161,215
Fund share issued in reinvestment/payment of distributions [334,147 and 729,384 shares, respectively]	334,147	729,384
Fund share repurchased [1,467 ,227,147 and 5,143,066,245 shares, respectively]	(1,467,227,147)	(5,143,066,245)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	336,488,635	396,824,354

TOTAL INCREASE IN NET ASSETS	336,518,144	396,879,489
NET ASSETS:
Beginning of period	3,217,859,457	2,820,979,968

End of period	$3,554,377,601	$3,217,859,457

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 98.7%		Value (Note 2)
COMMON STOCKS	Shares

Advertising — 0.7%
Focus Media Holding Ltd., ADR (Cayman Islands)*(a)	152,500	$4,742,750

Aerospace — 1.6%
BE Aerospace, Inc.*	134,500	5,488,945
HEICO Corp.(a)	95,375	5,220,828

		10,709,773

Automotive Parts — 1.0%
BorgWarner, Inc.*(a)	82,000	6,624,780

Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc.*	205,000	9,641,150
Illumina, Inc.*(a)	73,500	5,523,525

		15,164,675

Chemicals — 1.7%
Airgas, Inc.	104,500	7,319,180
Sigma-Aldrich Corp.	53,000	3,889,140

		11,208,320

Clothing & Apparel — 0.9%
Coach, Inc.	87,500	5,593,875

Commercial Services — 2.2%
HMS Holdings Corp.*	102,000	7,840,740
Verisk Analytics, Inc. (Class A Stock)*	186,500	6,456,630

		14,297,370

Computer Hardware — 1.6%
Cognizant Technology Solutions Corp. (Class A Stock)*	140,000	10,267,600

Computer Services & Software — 7.6%
Cerner Corp.*(a)	140,000	8,555,400
Informatica Corp.*	200,000	11,686,000
MICROS Systems, Inc.*	109,000	5,418,390
NetApp, Inc.*	98,500	5,198,830
QLIK Technologies, Inc.*(a)	195,000	6,641,700
Quality Systems, Inc.(a)	56,500	4,932,450
RealD, Inc.*(a)	91,500	2,140,185
salesforce.com, Inc.*	36,500	5,437,770

		50,010,725

Consumer Products & Services — 0.9%
Church & Dwight Co., Inc.(a)	151,000	6,121,540

Distribution/Wholesale — 0.7%
WESCO International, Inc.*(a)	82,500	4,462,425

Diversified Financial Services — 0.6%
Stifel Financial Corp.*	108,500	3,890,810

Electronic Components — 2.5%
AMETEK, Inc.	190,750	8,564,675
Universal Display Corp.*(a)	87,500	3,070,375
Waters Corp.*(a)	48,000	4,595,520

		16,230,570

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Electronics — 5.5%
Amphenol Corp. (Class A Stock)	104,000	$5,614,960
Gentex Corp.(a)	210,000	6,348,300
National Instruments Corp.	225,250	6,687,672
Sensata Technologies Holding NV (Netherlands)*	247,500	9,318,375
Trimble Navigation Ltd.*	210,000	8,324,400

		36,293,707

Financial – Bank & Trust — 1.1%
IntercontinentalExchange, Inc.*	60,000	7,482,600

Financial Services — 1.1%
Affiliated Managers Group, Inc.*	71,500	7,253,675

Food — 0.7%
Whole Foods Market, Inc.	73,500	4,663,575

Healthcare Products — 2.0%
Edwards Lifesciences Corp.*	98,000	8,543,640
NxStage Medical, Inc.*(a)	215,000	4,476,300

		13,019,940

Hotels, Restaurants & Leisure — 2.0%
Chipotle Mexican Grill, Inc.*(a)	13,000	4,006,470
Hyatt Hotels Corp. (Class A Stock)*	134,500	5,490,290
Royal Caribbean Cruises Ltd. (Liberia)*(a)	87,500	3,293,500

		12,790,260

Industrial Products — 3.9%
Fastenal Co.(a)	286,000	10,293,140
Precision Castparts Corp.	45,000	7,409,250
Roper Industries, Inc.	95,500	7,955,150

		25,657,540

Internet Services — 1.7%
Rackspace Hosting, Inc.*(a)	100,000	4,274,000
Sapient Corp.*	234,500	3,524,535
WebMD Health Corp.*(a)	75,000	3,418,500

		11,217,035

Machinery — 0.9%
Cummins, Inc.	58,500	6,054,165

Manufacturing — 3.8%
Danaher Corp.	130,000	6,888,700
Donaldson Co., Inc.	115,000	6,978,200
Pall Corp.	106,000	5,960,380
Polypore International, Inc.*	73,500	4,986,240

		24,813,520

Media — 1.7%
Discovery Communications, Inc. (Class A Stock)*(a)	125,000	5,120,000
Scripps Networks Interactive, Inc. (Class A Stock)	117,500	5,743,400

		10,863,400

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Medical Supplies & Equipment — 2.1%
Intuitive Surgical, Inc.*(a)	19,000	$7,070,090
Volcano Corp.*(a)	210,000	6,780,900

		13,850,990

Metals & Mining — 0.7%
Cliffs Natural Resources, Inc.	51,500	4,761,175

Oil, Gas & Consumable Fuels — 8.8%
Cabot Oil & Gas Corp.	67,500	4,475,925
CARBO Ceramics, Inc.(a)	72,500	11,813,875
Complete Production Services, Inc.*	169,500	5,654,520
Concho Resources, Inc.*	110,000	10,103,500
Core Laboratories NV (Netherlands)(a)	81,500	9,090,510
Denbury Resources, Inc.*	115,000	2,300,000
Oil States International, Inc.*(a)	90,000	7,191,900
Whiting Petroleum Corp.*	121,500	6,914,565

		57,544,795

Pharmaceuticals — 5.8%
Catalyst Health Solutions, Inc.*	120,000	6,698,400
Mead Johnson Nutrition Co.	109,500	7,396,725
Medicis Pharmaceutical Corp. (Class A Stock)	107,500	4,103,275
Perrigo Co.	88,000	7,732,560
Salix Pharmaceuticals Ltd.*(a)	101,000	4,022,830
Watson Pharmaceuticals, Inc.*(a)	121,500	8,350,695

		38,304,485

Real Estate Management & Development — 1.3%
Jones Lang LaSalle, Inc.	87,500	8,251,250

Restaurants — 0.3%
Arcos Dorados Holdings, Inc. (Class A Stock) (British Virgin Islands)	100,000	2,109,000

Retail & Merchandising — 8.4%
Bed Bath & Beyond, Inc.*	115,500	6,741,735
Dick’s Sporting Goods, Inc.*	170,000	6,536,500
Dollar Tree, Inc.*	156,500	10,426,030
Nordstrom, Inc.(a)	133,000	6,243,020
O’Reilly Automotive, Inc.*(a)	108,500	7,107,835
Phillips-Van Heusen Corp.	80,000	5,237,600
Ross Stores, Inc.	115,000	9,213,800
Tractor Supply Co.	57,000	3,812,160

		55,318,680

Semiconductors — 5.2%
Avago Technologies Ltd. (Singapore)	269,500	10,241,000
Cavium, Inc.*	80,000	3,487,200
Microchip Technology, Inc.(a)	182,500	6,918,575
NXP Semiconductors NV (Netherlands)*	120,000	3,207,600
Rovi Corp.*(a)	183,500	10,525,560

		34,379,935

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Software — 6.6%
ANSYS, Inc.*	150,000	$8,200,500
Ariba, Inc.*	92,500	3,188,475
BMC Software, Inc.*	69,500	3,801,650
Check Point Software Technologies Ltd. (Israel)*(a)	117,500	6,679,875
Citrix Systems, Inc.*	85,500	6,840,000
MSCI, Inc. (Class A Stock)*	180,000	6,782,400
Red Hat, Inc.*	72,000	3,304,800
Solera Holdings, Inc.	78,000	4,614,480

		43,412,180

Specialty Retail — 0.8%
MSC Industrial Direct Co., Inc. (Class A Stock)	80,000	5,304,800

Telecommunications — 5.9%
Acme Packet, Inc.*(a)	67,000	4,698,710
American Tower Corp. (Class A Stock)*	101,000	5,282,300
Juniper Networks, Inc.*(a)	116,000	3,654,000
NII Holdings, Inc.*	185,000	7,840,300
SBA Communications Corp. (Class A Stock)*(a)	233,000	8,898,270
VeriFone Systems, Inc.*(a)	182,500	8,093,875

		38,467,455

Transportation — 2.2%
C.H. Robinson Worldwide, Inc.	89,000	7,016,760
J.B. Hunt Transport Services, Inc.	160,000	7,534,400

		14,551,160

Waste Management — 1.9%
Stericycle, Inc.*	140,000	12,476,800

TOTAL LONG-TERM INVESTMENTS (cost $452,493,143)		648,167,335

SHORT-TERM INVESTMENT — 27.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $179,459,431; includes $174,671,711 of cash collateral for securities on loan)(b)(w)(Note 4)	179,459,431	179,459,431

TOTAL INVESTMENTS — 126.0% (cost $631,952,574)		827,626,766
Liabilities in excess of other assets — (26.0)%		(170,724,375)

NET ASSETS — 100.0%		$656,902,391

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $172,711,985; cash collateral of $174,671,711 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$648,167,335	$—	$—
Affiliated Money Market Mutual Fund	179,459,431

Total	$827,626,766	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:
Affiliated Money Market Mutual Fund
(26.6% represents investments purchased with collateral from securities on loan)	27.3%
Oil, Gas & Consumable Fuels	8.8
Retail & Merchandising	8.4
Computer Services & Software	7.6
Software	6.6
Telecommunications	5.9
Pharmaceuticals	5.8
Electronics	5.5
Semiconductors	5.2
Industrial Products	3.9
Manufacturing	3.8
Electronic Components	2.5
Biotechnology	2.3
Transportation	2.2
Commercial Services	2.2
Medical Supplies & Equipment	2.1
Healthcare Products	2.0
Hotels, Restaurants & Leisure	2.0

Waste Management	1.9%
Internet Services	1.7
Chemicals	1.7
Media	1.7
Aerospace	1.6
Computer Hardware	1.6
Real Estate Management & Development	1.3
Financial – Bank & Trust	1.1
Financial Services	1.1
Automotive Parts	1.0
Consumer Products & Services	0.9
Machinery	0.9
Clothing & Apparel	0.9
Specialty Retail	0.8
Metals & Mining	0.7
Advertising	0.7
Foods	0.7
Distribution/Wholesale	0.7
Diversified Financial Services	0.6
Restaurants	0.3

126.0
Liabilities in excess of other assets	(26.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) June 30, 2011

ASSETS:
Investments at value, including securities on loan of $172,711,985:
Unaffiliated investments (cost $452,493,143)	$648,167,335
Affiliated investments (cost $179,459,431)	179,459,431
Cash	1,281,861
Receivable for investments sold	4,657,724
Receivable for fund share sold	1,496,616
Dividends receivable	155,236
Prepaid expenses	557

Total Assets	835,218,760

LIABILITIES:
Payable to broker for collateral for securities on loan	174,671,711
Payable for investments purchased	3,349,270
Advisory fees payable	240,314
Accrued expenses and other liabilities	50,295
Shareholder servicing fees payable	3,750
Affiliated transfer agent fee payable	524
Payable for fund share repurchased	505

Total Liabilities	178,316,369

NET ASSETS	$656,902,391

Net assets were comprised of:
Paid-in capital	$650,178,306
Retained earnings	6,724,085

Net assets, June 30, 2011	$656,902,391

Net asset value and redemption price per share, $656,902,391 / 28,092,457 outstanding shares of beneficial interest	$23.38

STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $6,975 foreign withholding tax)	$1,078,840
Affiliated income from securities lending, net	125,953
Affiliated dividend income	30,793

1,235,586

EXPENSES
Advisory fees	3,285,202
Shareholder servicing fees and expenses	365,022
Custodian and accounting fees	55,000
Audit fee	11,000
Trustees’ fees	8,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	4,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	4,000
Insurance expenses	3,000
Miscellaneous	4,984

Total expenses	3,749,208
Less: shareholder servicing fee waiver	(11,708)

Net expenses	3,737,500

NET INVESTMENT LOSS	(2,501,914)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	76,437,217
Net change in unrealized appreciation (depreciation) on investments	(9,635,983)

NET GAIN ON INVESTMENTS	66,801,234

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,299,320

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(2,501,914)	$(1,593,011)
Net realized gain on investment transactions	76,437,217	16,606,476
Net change in unrealized appreciation (depreciation) on investments	(9,635,983)	123,650,836

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	64,299,320	138,664,301

FUND SHARE TRANSACTIONS:
Fund share sold [4,184,405 and 11,657,960 shares, respectively]	93,205,663	215,828,723
Fund share repurchased [8,826,347 and 6,525,855 shares, respectively]	(200,005,512)	(113,523,964)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(106,799,849)	102,304,759

CAPITAL CONTRIBUTIONS (NOTE 4)
Proceeds from regulatory settlement	208,652	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(42,291,877)	240,969,060
NET ASSETS:
Beginning of period	699,194,268	458,225,208

End of period	$656,902,391	$699,194,268

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 2.3%
Embraer SA, ADR (Brazil)	63,950	$1,968,381
ITT Corp.	60,100	3,541,693
L-3 Communications Holdings, Inc.(a)	62,200	5,439,390
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	104,400	2,296,800

		13,246,264

Agriculture — 1.1%
Archer-Daniels-Midland Co.	140,800	4,245,120
Bunge Ltd. (Bermuda)	27,800	1,916,810

		6,161,930

Auto Parts & Related — 3.1%
Autoliv, Inc.(a)	77,822	6,105,136
Lear Corp.	62,900	3,363,892
TRW Automotive Holdings Corp.*	87,900	5,188,737
WABCO Holdings, Inc.*	46,275	3,195,751

		17,853,516

Automobiles — 0.3%
Harley-Davidson, Inc.	38,950	1,595,782

Beverages — 0.7%
Coca-Cola Enterprises, Inc.	63,400	1,850,012
Dr. Pepper Snapple Group, Inc.	52,800	2,213,904

		4,063,916

Chemicals — 2.9%
Ashland, Inc.	66,700	4,310,154
Eastman Chemical Co.	61,800	6,307,926
NewMarket Corp.	35,600	6,077,276

		16,695,356

Commercial Banks — 6.0%
Banco Latinoamericano de Comercio Exterior SA (Panama)	97,500	1,688,700
CVB Financial Corp.	144,200	1,333,850
Fifth Third Bancorp	569,800	7,264,950
First Horizon National Corp.	127,786	1,219,078
FNB Corp.(a)	106,600	1,103,310
Huntington Bancshares, Inc.	352,200	2,310,432
International Bancshares Corp.	150,600	2,519,538
KeyCorp	548,000	4,564,840
PNC Financial Services Group, Inc.	22,600	1,347,186
Regions Financial Corp.	609,200	3,777,040
SunTrust Banks, Inc.	129,000	3,328,200
Synovus Financial Corp.	454,500	945,360
Zions Bancorporation(a)	123,700	2,970,037

		34,372,521

Commercial Services & Supplies — 2.7%
Convergys Corp.*	194,000	2,646,160
Lender Processing Services, Inc.(a)	147,500	3,084,225
Moody’s Corp.(a)	155,700	5,971,095
Pre-Paid Legal Services, Inc.*(a)	18,200	1,210,118
RR Donnelley & Sons Co.	129,000	2,529,690

		15,441,288

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Computer Hardware — 1.4%
Lexmark International, Inc. (Class A Stock)*	72,400	$2,118,424
Seagate Technology PLC (Ireland)	186,600	3,015,456
Western Digital Corp.*	73,800	2,684,844

		7,818,724

Computer Services & Software — 0.9%
Computer Sciences Corp.	73,800	2,801,448
NCR Corp.*	115,600	2,183,684

		4,985,132

Construction — 1.9%
KB Home(a)	157,400	1,539,372
Masco Corp.(a)	143,900	1,731,117
NVR, Inc.*	2,900	2,103,892
Owens Corning*	114,200	4,265,370
URS Corp.*	30,800	1,377,992

		11,017,743

Construction & Engineering — 1.2%
Chicago Bridge & Iron Co. NV (Netherlands)	68,850	2,678,265
McDermott International, Inc. (Panama)*	110,300	2,185,043
Tutor Perini Corp.	105,400	2,021,572

		6,884,880

Consumer Products & Services — 1.4%
Blyth, Inc.	29,950	1,507,983
Whirlpool Corp.	80,500	6,546,260

		8,054,243

Containers & Packaging — 1.9%
Boise, Inc.(a)	199,300	1,552,547
Domtar Corp.	28,600	2,708,992
Rock-Tenn Co. (Class A Stock)(a)	31,504	2,089,975
Sonoco Products Co.	52,000	1,848,080
Temple-Inland, Inc.	89,400	2,658,756

		10,858,350

Diversified Financial Services — 0.5%
GFI Group, Inc.	260,400	1,195,236
Nelnet, Inc. (Class A Stock)	84,400	1,861,864

		3,057,100

Electric — 3.8%
Entergy Corp.	52,200	3,564,216
GenOn Energy, Inc.*	505,480	1,951,153
NV Energy, Inc.	209,100	3,209,685
OGE Energy Corp.	21,400	1,076,848
Pinnacle West Capital Corp.	80,400	3,584,232
Portland General Electric Co.	179,300	4,532,704
Public Service Enterprise Group, Inc.	111,600	3,642,624

		21,561,462

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Electronic Components & Equipment — 1.6%
Avnet, Inc.*	119,750	$3,817,630
Benchmark Electronics, Inc.*	75,600	1,247,400
Energizer Holdings, Inc.*(a)	32,300	2,337,228
General Cable Corp.*(a)	38,000	1,618,040

		9,020,298

Electronic Equipment & Instruments — 1.2%
Ingram Micro, Inc. (Class A Stock)*	130,300	2,363,642
TE Connectivity Ltd. (Switzerland)	116,500	4,282,540

		6,646,182

Financial Services — 2.5%
Ameriprise Financial, Inc.	95,800	5,525,744
Capital One Financial Corp.	42,400	2,190,808
Invesco Ltd. (Bermuda)	152,650	3,572,010
State Street Corp.	70,000	3,156,300

		14,444,862

Food & Staples Retailing — 0.9%
Safeway, Inc.	166,100	3,881,757
SUPERVALU, Inc.(a)	130,200	1,225,182

		5,106,939

Foods — 2.0%
Cal-Maine Foods, Inc.(a)	47,900	1,530,884
Chiquita Brands International, Inc.*(a)	114,386	1,489,306
ConAgra Foods, Inc.	155,100	4,003,131
Dean Foods Co.*	6,900	84,663
Fresh Del Monte Produce, Inc. (Cayman Islands)	69,600	1,856,232
J.M. Smucker Co. (The)	7,500	573,300
Kroger Co. (The)	74,700	1,852,560

		11,390,076

Healthcare Equipment & Supplies — 1.2%
Kinetic Concepts, Inc.*(a)	49,100	2,829,633
Zimmer Holdings, Inc.*	62,900	3,975,280

		6,804,913

Healthcare Services — 4.7%
Aetna, Inc.	192,900	8,504,961
CIGNA Corp.	69,250	3,561,527
Coventry Health Care, Inc.*	195,375	7,125,326
Humana, Inc.	35,701	2,875,359
LifePoint Hospitals, Inc.*	43,800	1,711,704
MEDNAX, Inc.*	45,400	3,277,426

		27,056,303

Household Durables — 0.5%
Newell Rubbermaid, Inc.	200,000	3,156,000

Industrial Products — 0.5%
Ingersoll-Rand PLC (Ireland)	61,900	2,810,879

Insurance — 10.8%
Aflac, Inc.	36,700	1,713,156
Allstate Corp. (The)	81,800	2,497,354
American Financial Group, Inc.	119,100	4,250,679

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Insurance (cont’d.)
Aspen Insurance Holdings Ltd. (Bermuda)	83,400	$2,145,882
Assurant, Inc.	90,578	3,285,264
Chubb Corp. (The)	78,600	4,921,146
Delphi Financial Group, Inc. (Class A Stock)	103,100	3,011,551
Endurance Specialty Holdings Ltd. (Bermuda)	50,300	2,078,899
Hartford Financial Services Group, Inc. (The)	142,200	3,749,814
Lincoln National Corp.	202,400	5,766,376
Montpelier Re Holdings Ltd. (Bermuda)	152,000	2,736,000
PartnerRe Ltd. (Bermuda)	67,500	4,647,375
Platinum Underwriters Holdings Ltd. (Bermuda)	43,100	1,432,644
Principal Financial Group, Inc.	112,400	3,419,208
Progressive Corp. (The)	75,500	1,614,190
StanCorp Financial Group, Inc.	127,500	5,379,225
Unum Group	127,800	3,256,344
Validus Holdings Ltd. (Bermuda)	73,730	2,281,944
W.R. Berkley Corp.	84,000	2,724,960
XL Group PLC (Ireland)	61,000	1,340,780

		62,252,791

Machinery & Equipment — 1.3%
AGCO Corp.*	77,000	3,800,720
Albany International Corp. (Class A Stock)	59,600	1,572,844
Terex Corp.*(a)	64,900	1,846,405

		7,219,969

Media — 1.8%
Cablevision Systems Corp. (Class A Stock)	14,600	528,666
DISH Network Corp. (Class A Stock)*	92,500	2,836,975
Gannett Co., Inc.	168,300	2,410,056
McGraw-Hill Cos., Inc. (The)	92,250	3,866,198
Scholastic Corp.(a)	35,500	944,300

		10,586,195

Metals & Mining — 2.0%
Cliffs Natural Resources, Inc.(a)	27,600	2,551,620
Teck Resources Ltd. (Class B Stock) (Canada)	56,800	2,882,032
Timken Co.	98,700	4,974,480
United States Steel Corp.(a)	22,700	1,045,108

		11,453,240

Office Equipment & Supplies — 0.3%
Xerox Corp.	151,800	1,580,238

Oil & Gas — 3.5%
Chesapeake Energy Corp.	128,700	3,821,103
Complete Production Services, Inc.*	131,600	4,390,176
Denbury Resources, Inc.*(a)	153,150	3,063,000
National Oilwell Varco, Inc.	33,750	2,639,587
Oceaneering International, Inc.	47,000	1,903,500
Southwestern Energy Co.*	33,700	1,445,056

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS
(Continued)		Value
	Shares	(Note 2)

Oil & Gas (cont’d.)
USEC, Inc.*(a)	234,900	$784,566
Whiting Petroleum Corp.*	37,900	2,156,889

		20,203,877

Oil & Gas Refining/Marketing — 0.3%
World Fuel Services Corp.	43,700	1,570,141

Oil, Gas & Consumable Fuels — 5.6%
Atwood Oceanics, Inc.*(a)	44,100	1,946,133
Cal Dive International, Inc.*	75,748	452,973
Hess Corp.	66,700	4,986,492
Murphy Oil Corp.	73,400	4,819,444
Newfield Exploration Co.*	32,000	2,176,640
Noble Corp. (Switzerland)(a)	58,000	2,285,780
Noble Energy, Inc.	28,604	2,563,777
Questar Corp.	103,600	1,834,756
Southern Union Co.	47,400	1,903,110
Valero Energy Corp.	263,200	6,730,024
W&T Offshore, Inc.(a)	104,000	2,716,480

		32,415,609

Paper & Forest Products — 0.6%
International Paper Co.	109,000	3,250,380

Pharmaceuticals — 3.5%
AmerisourceBergen Corp.	78,000	3,229,200
Cephalon, Inc.*(a)	51,300	4,098,870
Endo Pharmaceuticals Holdings, Inc.*	72,500	2,912,325
Forest Laboratories, Inc.*	55,100	2,167,634
Medicines Co. (The)*	84,000	1,386,840
Mylan, Inc.*	50,100	1,235,967
Par Pharmaceutical Cos., Inc.*	62,100	2,048,058
Shire PLC, ADR (United Kingdom)	35,200	3,316,192

		20,395,086

Printing & Publishing — 0.3%
Consolidated Graphics, Inc.*	33,300	1,829,835

Real Estate Investment Trusts — 5.5%
Alexandria Real Estate Equities, Inc.(a)	19,400	1,501,948
Annaly Capital Management, Inc.(a)	254,400	4,589,376
Boston Properties, Inc.(a)	16,700	1,772,872
Brandywine Realty Trust	286,100	3,315,899
CBL & Associates Properties, Inc.(a)	236,900	4,294,997
CommonWealth REIT(a)	143,800	3,715,792
Hospitality Properties Trust	142,300	3,450,775
Lexington Realty Trust	325,200	2,969,076
Macerich Co. (The)(a)	38,261	2,046,963
Vornado Realty Trust	22,861	2,130,188
Walter Investment Management Corp.	89,700	1,990,443

		31,778,329

Restaurants — 0.9%
Bob Evans Farms, Inc.	52,200	1,825,434
Brinker International, Inc.	148,000	3,620,080

		5,445,514

COMMON STOCKS
(Continued)		Value
	Shares	(Note 2)

Retail & Merchandising — 5.3%
Aeropostale, Inc.*(a)	97,300	$1,702,750
Chico’s FAS, Inc.	152,400	2,321,052
Dillard’s, Inc. (Class A Stock)	127,300	6,637,422
Foot Locker, Inc.	94,200	2,238,192
Gap, Inc. (The)(a)	183,900	3,328,590
J.C. Penney Co., Inc.(a)	77,000	2,659,580
Kohl’s Corp.	35,600	1,780,356
Limited Brands, Inc.(a)	73,400	2,822,230
Macy’s, Inc.	127,700	3,733,948
RadioShack Corp.(a)	107,700	1,433,487
Stage Stores, Inc.	115,400	1,938,720

		30,596,327

Semiconductors — 2.6%
Fairchild Semiconductor International, Inc.*	320,200	5,350,542
GT Solar International, Inc.*(a)	172,700	2,797,740
Lam Research Corp.*	44,200	1,957,176
Micron Technology, Inc.*	178,600	1,335,928
NXP Semiconductors NV (Netherlands)*	70,700	1,889,811
ON Semiconductor Corp.*	178,500	1,868,895

		15,200,092

Telecommunications — 1.4%
Anixter International, Inc.(a)	40,550	2,649,537
Harris Corp.	75,900	3,420,054
RF Micro Devices, Inc.*	279,900	1,712,988

		7,782,579

Textiles, Apparel & Luxury Goods — 0.3%
Timberland Co. (The) (Class A Stock)*	36,300	1,559,811

Transportation — 0.6%
Genco Shipping & Trading Ltd. (Marshall Island)*(a)	30,200	227,104
Overseas Shipholding Group, Inc.(a)	25,100	676,194
Ryder System, Inc.	27,500	1,563,375
Ship Finance International Ltd. (Bermuda)(a)	44,391	799,926

		3,266,599

Utilities — 4.7%
Alliant Energy Corp.	72,400	2,943,784
American Electric Power Co., Inc.	130,000	4,898,400
CenterPoint Energy, Inc.	154,500	2,989,575
CMS Energy Corp.(a)	352,400	6,938,756
DPL, Inc.	89,950	2,712,892
DTE Energy Co.	81,900	4,096,638
Edison International	56,520	2,190,150

		26,770,195

TOTAL LONG-TERM INVESTMENTS (cost $465,715,064)		565,261,466

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SHORT-TERM INVESTMENT — 16.4%
	Shares	Value (Note 2)

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $93,781,212; includes $88,111,355 of cash collateral for securities on loan)(b)(w)(Note 4)	93,781,212	$93,781,212

TOTAL INVESTMENTS — 114.9% (cost $559,496,276)		659,042,678
Liabilities in excess of other assets — (14.9)%		(85,372,690)

NET ASSETS — 100.0%		$573,669,988

The following abbreviations are used in the Portfolio descriptions:

ADR    American Depositary Receipt

REIT   Real Estate Investment Trust

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $86,282,603; cash collateral of $88,111,355 (included with liabilities) was received with which the Portfolio purchased highly liquid short- term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$565,261,466	$—	$—
Affiliated Money Market Mutual Fund	93,781,212	—	—

Total	$659,042,678	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (15.4% represents investments purchased with collateral from securities on loan)	16.4%
Insurance	10.8
Commercial Banks	6.0
Oil, Gas & Consumable Fuels	5.6
Real Estate Investment Trusts	5.5
Retail & Merchandising	5.3
Healthcare Services	4.7
Utilities	4.7
Electric	3.8
Pharmaceuticals	3.5
Oil & Gas	3.5
Auto Parts & Related	3.1
Chemicals	2.9
Commercial Services & Supplies	2.7
Semiconductors	2.6
Financial Services	2.5
Aerospace & Defense	2.3
Metals & Mining	2.0
Foods	2.0
Construction	1.9
Containers & Packaging	1.9
Media	1.8

Electronic Components & Equipment	1.6%
Consumer Products & Services	1.4
Computer Hardware	1.4
Telecommunications	1.4
Machinery & Equipment	1.3
Construction & Engineering	1.2
Healthcare Equipment & Supplies	1.2
Electronic Equipment & Instruments	1.2
Agriculture	1.1
Restaurants	0.9
Food & Staples Retailing	0.9
Computer Services & Software	0.9
Beverages	0.7
Transportation	0.6
Paper & Forest Products	0.6
Household Durables	0.5
Diversified Financial Services	0.5
Industrial Products	0.5
Printing & Publishing	0.3
Automobiles	0.3
Office Equipment & Supplies	0.3
Oil & Gas Refining/Marketing	0.3
Textiles, Apparel & Luxury Goods	0.3

114.9
Liabilities in excess of other assets	(14.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011

ASSETS:
Investments at value, including securities on loan of $86,282,603:
Unaffiliated investments (cost $465,715,064)	$565,261,466
Affiliated investments (cost $93,781,212)	93,781,212
Cash	2,608,624
Receivable for investments sold	1,823,187
Dividends receivable	865,999
Receivable for fund share sold	750,300
Prepaid expenses	8,565

Total Assets	665,099,353

LIABILITIES:
Payable to broker for collateral for securities on loan	88,111,355
Payable for investments purchased	3,059,286
Advisory fees payable	203,536
Accrued expenses and other liabilities	51,155
Shareholder servicing fees payable	3,064
Affiliated transfer agent fee payable	524
Payable for fund share repurchased	445

Total Liabilities	91,429,365

NET ASSETS	$573,669,988

Net assets were comprised of:
Paid-in capital	$518,913,534
Retained earnings	54,756,454

Net assets, June 30, 2011	$573,669,988

Net asset value and redemption price per share, $573,669,988 / 35,599,379 outstanding shares of beneficial interest	$16.11

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $15,259 foreign withholding tax)	$4,610,623
Affiliated income from securities lending, net	76,337
Affiliated dividend income	19,962

4,706,922

EXPENSES
Advisory fees	2,571,462
Shareholder servicing fees and expenses	285,718
Custodian and accounting fees	52,000
Audit fee	11,000
Trustees’ fees	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	3,000
Loan interest expense (Note 7)	14
Miscellaneous	4,215

Total expenses	2,950,409
Less: shareholder servicing fee waiver	(3,777)

Net expenses	2,946,632

NET INVESTMENT INCOME	1,760,290

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	24,866,313
Net change in unrealized appreciation (depreciation)on investments	11,863,905

NET GAIN ON INVESTMENTS	36,730,218

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,490,508

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,760,290	$4,649,331
Net realized gain on investment transactions	24,866,313	26,116,420
Net change in unrealized appreciation (depreciation) on investments	11,863,905	66,202,890

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	38,490,508	96,968,641

DISTRIBUTIONS	(4,653,333)	(5,433,002)

FUND SHARE TRANSACTIONS:
Fund share sold [3,283,481 and 7,936,419 shares, respectively]	52,392,035	106,465,387
Fund share issued in reinvestment of distributions [302,165 and 430,166 shares, respectively]	4,653,333	5,433,002
Fund share repurchased [3,065,999 and 9,611,860 shares, respectively]	(48,808,355)	(123,526,605)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	8,237,013	(11,628,216)

CAPITAL CONTRIBUTIONS (NOTE 4)
Proceeds from regulatory settlement	512,196	—

TOTAL INCREASE IN NET ASSETS	42,586,384	79,907,423
NET ASSETS:
Beginning of period	531,083,604	451,176,181

End of period	$573,669,988	$531,083,604

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 96.8%

AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)

AST BlackRock Value Portfolio	21,418,975	$196,626,190
AST Federated Aggressive Growth Portfolio	2,323,759	22,447,514
AST Goldman Sachs Concentrated Growth Portfolio	6,484,325	184,154,827
AST Goldman Sachs Large-Cap Value Portfolio	3,935,694	65,647,373
AST Goldman Sachs Mid-Cap Growth Portfolio	2,019,559	10,885,422
AST Goldman Sachs Small-Cap Value Portfolio	1,002,759	11,110,571
AST High Yield Portfolio	24,149,542	176,050,164
AST International Growth Portfolio	15,556,617	179,678,921
AST International Value Portfolio	11,009,310	180,332,492
AST Jennison Large-Cap Growth Portfolio*	11,459,780	149,435,526
AST Jennison Large-Cap Value Portfolio	7,800,048	97,890,608
AST Large-Cap Value Portfolio	21,882,870	295,637,570
AST Lord Abbett Core Fixed-Income Portfolio	29,791,949	322,646,811
AST Marsico Capital Growth Portfolio	9,172,823	187,951,143
AST MFS Growth Portfolio	11,034,207	110,673,095
AST Mid-Cap Value Portfolio	1,564,161	19,817,922
AST Money Market Portfolio	136,475,685	136,475,685
AST Neuberger Berman Mid-Cap Growth Portfolio*	480,954	11,244,699
AST Parametric Emerging Markets Equity Portfolio	2,729,495	26,830,940
AST PIMCO Limited Maturity Bond Portfolio	6,305,678	65,894,337
AST PIMCO Total Return Bond Portfolio	177,616,971	2,108,313,441
AST Small-Cap Growth Portfolio*	997,048	22,942,079
AST Small-Cap Value Portfolio	2,401,950	34,035,629
AST T. Rowe Price Global Bond Portfolio	128,029	1,423,684
AST T. Rowe Price Large-Cap Growth Portfolio*	8,512,581	110,323,045
AST T. Rowe Price Natural Resources Portfolio	711,035	16,304,021
AST Western Asset Core Plus Bond Portfolio	77,937,808	807,435,690

TOTAL LONG-TERM INVESTMENTS (cost $5,228,779,130)(w)		5,552,209,399

SHORT-TERM INVESTMENTS — 3.1%

	Shares	Value (Note 2)

AFFILIATED MONEY MARKET MUTUAL FUND — 2.9%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $165,693,736)(w)	165,693,736	$165,693,736

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bill (cost $9,645,523)
0.10%	12/15/11	$9,650	9,646,420

TOTAL SHORT-TERM INVESTMENTS (cost $175,339,259)			175,340,156

TOTAL INVESTMENTS — 99.9% (cost $5,404,118,389)			5,727,549,555
Other assets in excess of other liabilities(x) — 0.1%			7,252,237

NET ASSETS — 100.0%			$5,734,801,792

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(x)	Other assets in excess of other liabilities includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation
Long Positions:
1,045	10 Year U.S. Treasury Notes	Sep. 2011	$127,253,242	$127,832,891	$579,649
119	CAC40 10 Euro	Jul. 2011	6,668,434	6,867,376	198,942
24	DAX Index	Sep. 2011	6,186,374	6,431,306	244,932
43	FTSE 100 Index	Sep. 2011	3,973,185	4,073,499	100,314
98	Russell 2000 Mini	Sep. 2011	7,687,066	8,088,920	401,854
246	S&P 500	Sep. 2011	78,247,000	80,903,250	2,656,250
53	Topix Index	Sep. 2011	5,300,329	5,592,634	292,305

					$4,474,246

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2	–

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,717,903,135	$—	$—
U.S. Treasury Obligations	—	9,646,420	—
Other Financial Instruments*
Futures	4,474,246	—	—

Total	$5,722,377,381	$9,646,420	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Investment Type

Core Bonds	57.7%
Large/Mid-Cap Growth	13.3
Large/Mid-Cap Value	11.7
Affiliated Money Market Mutual Fund	5.3
International Value	3.1
International Growth	3.1

High Yield	3.1%
Small-Cap Growth	0.8
Small-Cap Value	0.8
Emerging Markets	0.5
Sector	0.3
U.S. Treasury Obligations	0.2

99.9
Other assets in excess of other liabilities	0.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$ 579,649*	—	$ —
Equity contracts	Due from broker-variation margin	3,894,597*	—	—

Total		$4,474,246		$ —

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$1,130,154
Equity contracts	3,363,046

Total	$4,493,200

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$3,891,875
Equity contracts	2,001,140

Total	$5,893,015

For the six months ended June 30, 2011, the Portfolio’s average value at trade date for futures long position was $228,490,521.

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011

ASSETS:
Investments at value:
Affiliated investments (cost $5,394,472,866)	$5,717,903,135
Unaffiliated investments (cost $9,645,523)	9,646,420
Cash	7,534,796
Deposit with broker	2,866
Foreign currency, at value (cost $31,334)	32,370
Receivable for fund share sold	981,317
Due from broker-variation margin	451,203
Receivable for investments sold	140,441
Dividends and interest receivable	22,551
Prepaid expenses	92

Total Assets	5,736,715,191

LIABILITIES:
Payable for fund share repurchased	1,452,025
Advisory fees payable	258,315
Accrued expenses and other liabilities	167,430
Due to broker	32,370
Deferred trustees’ fees	2,735
Affiliated transfer agent fee payable	524

Total Liabilities	1,913,399

NET ASSETS	$5,734,801,792

Net assets were comprised of:
Paid-in capital	$5,044,038,411
Retained earnings	690,763,381

Net assets, June 30, 2011	$5,734,801,792

Net asset value and redemption price per share, $5,734,801,792 / 476,174,034 outstanding shares of beneficial interest	$12.04

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2011
INVESTMENT INCOME
Affiliated dividend income	$83,559,979
Unaffiliated interest income	8,397

83,568,376

EXPENSES
Advisory fees	4,088,737
Custodian and accounting fees	248,000
Trustees’ fees	26,000
Audit fee	11,000
Commitment fee on syndicated credit agreement	9,000
Legal fees and expenses	8,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	4,000
Insurance expenses	1,000
Miscellaneous	5,210

Total expenses	4,405,947

NET INVESTMENT INCOME	79,162,429

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $202,144,613)	202,181,488
Net capital gain distribution received (including affiliated $83,441,566)	83,441,566
Futures transactions	4,493,200
Foreign currency transactions	(8,245)

290,108,009

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(188,686,084))	(188,685,606)
Futures	5,893,015
Foreign currencies	9,142

(182,783,449)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	107,324,560

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$186,486,989

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$79,162,429	$50,270,766
Net realized gain on investment and foreign currency transactions	290,108,009	87,178,766
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(182,783,449)	324,994,451

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	186,486,989	462,443,983

DISTRIBUTIONS	(50,334,477)	(59,512,442)

FUND SHARE TRANSACTIONS:
Fund share sold [46,472,365 and 131,297,643 shares, respectively]	556,126,590	1,461,760,663
Fund share issued in reinvestment of distributions [4,233,345 and 5,515,518 shares, respectively]	50,334,477	59,512,442
Fund share repurchased [25,699,161 and 25,657,539 shares, respectively]	(307,689,419)	(290,848,318)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	298,771,648	1,230,424,787

TOTAL INCREASE IN NET ASSETS	434,924,160	1,633,356,328
NET ASSETS:
Beginning of period	5,299,877,632	3,666,521,304

End of period	$5,734,801,792	$5,299,877,632

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 99.6%
	Shares	Value (Note 2)

AFFILIATED MUTUAL FUNDS
AST BlackRock Value Portfolio	111,576	$1,024,271
AST Federated Aggressive Growth Portfolio	12,311	118,921
AST Goldman Sachs Concentrated Growth Portfolio	33,740	958,219
AST Goldman Sachs Large-Cap Value Portfolio	17,609	293,722
AST Goldman Sachs Mid-Cap Growth Portfolio	10,857	58,522
AST Goldman Sachs Small-Cap Value Portfolio	5,362	59,409
AST High Yield Portfolio	22,693	165,432
AST International Growth Portfolio	80,605	930,990
AST International Value Portfolio	56,958	932,967
AST Investment Grade Bond Portfolio	256,319	1,450,764
AST Jennison Large-Cap Growth Portfolio*	59,548	776,510
AST Jennison Large-Cap Value Portfolio	42,712	536,033
AST Large-Cap Value Portfolio	115,802	1,564,478
AST Lord Abbett Core Fixed-Income Portfolio	27,741	300,440
AST Marsico Capital Growth Portfolio	47,473	972,716
AST MFS Growth Portfolio	57,385	575,574
AST Mid-Cap Value Portfolio	8,368	106,027
AST Money Market Portfolio	3	3
AST Neuberger Berman Mid-Cap Growth Portfolio*	2,551	59,652
AST Parametric Emerging Markets Equity Portfolio	14,195	139,539
AST PIMCO Limited Maturity Bond Portfolio	5,937	62,043
AST PIMCO Total Return Bond Portfolio	165,137	1,960,179
AST Small-Cap Growth Portfolio*	5,271	121,275
AST Small-Cap Value Portfolio	14,562	206,341
AST T. Rowe Price Large-Cap Growth Portfolio*	44,445	576,009
AST T. Rowe Price Natural Resources Portfolio	3,642	83,505
AST Western Asset Core Plus Bond Portfolio	72,560	751,725

TOTAL LONG-TERM INVESTMENTS (cost $14,855,101)(w)		14,785,266

SHORT-TERM INVESTMENT — 0.5%
	Shares	Value (Note 2)

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $77,611)(w) (Note 4)	77,611	$77,611

TOTAL INVESTMENTS — 100.1% (cost $14,932,712)		14,862,877
Liabilities in excess of other assets — (0.1)%		(11,815)

NET ASSETS — 100.0%		$14,851,062

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Affiliated Mutual Funds	$14,862,877	$—	$—

Total	$14,862,877	$—	$—

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Investment Type
Core Bonds	30.5%
Large/Mid-Cap Growth	26.8
Large/Mid-Cap Value	23.7
International Value	6.3
International Growth	6.3
Small-Cap Value	1.8
Small-Cap Growth	1.6
High Yield	1.1
Emerging Markets	0.9
Sector	0.6
Affiliated Money Market Mutual Fund	0.5

100.1
Liabilities in excess of other assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011

ASSETS:
Investments at value:
Affiliated investments (cost $14,932,712)	$14,862,877
Receivable for fund share sold	397,953
Due from advisor	532
Dividends and interest receivable	10

Total Assets	15,261,372

LIABILITIES:
Payable for investments purchased	392,191
Accrued expenses and other liabilities	17,595
Affiliated transfer agent fee payable	524

Total Liabilities	410,310

NET ASSETS	$14,851,062

Net assets were comprised of:
Paid-in capital	$14,702,956
Retained earnings	148,106

Net assets, June 30, 2011	$14,851,062

Net asset value and redemption price per share, $14,851,062 / 1,517,328 outstanding shares of beneficial interest	$9.79

STATEMENT OF OPERATIONS
(Unaudited)
For the Period May 2, 2011* through June 30, 2011

INVESTMENT INCOME
Affiliated dividend income	$133,450

EXPENSES
Advisory fees	2,123
Custodian and accounting fees	11,000
Audit fee	5,000
Transfer agent’s fees and expenses (including affiliated expense of $500) (Note 4)	2,000
Trustees’ fees	2,000
Shareholders’ reports	2,000
Legal fees and expenses	1,000
Miscellaneous	798

Total expenses	25,921
Less: advisory fee waiver and/or expense reimbursement	(23,375)

Net expenses	2,546

NET INVESTMENT INCOME	130,904

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated $(273,827))	(273,827)
Net capital gain distribution received (including affiliated $360,864)	360,864

87,037

Net change in unrealized appreciation (depreciation) on investments (including affiliated $(69,835))	(69,835)

NET GAIN ON INVESTMENTS	17,202

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$148,106

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

May 2, 2011* through June 30, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$130,904
Net realized gain on investment transactions	87,037
Net change in unrealized appreciation (depreciation) on investments	(69,835)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	148,106

FUND SHARE TRANSACTIONS:
Fund share sold [1,541,428 shares]	14,937,624
Fund share repurchased [24,100 shares]	(234,668)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	14,702,956

TOTAL INCREASE IN NET ASSETS	14,851,062

NET ASSETS:
Beginning of period	—

End of period	$14,851,062

*Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 1.5%
Triumph Group, Inc.(a)	105,787	$10,534,269

Air Freight & Logistics — 1.5%
Atlas Air Worldwide Holdings, Inc.*	177,111	10,539,876

Airlines — 1.0%
JetBlue Airways Corp.*(a)	1,114,220	6,796,742

Auto Parts & Equipment — 4.0%
American Axle & Manufacturing Holdings, Inc.*(a)	308,448	3,510,138
Meritor, Inc.*(a)	508,840	8,161,794
WABCO Holdings, Inc.*	223,980	15,468,059

		27,139,991

Biotechnology — 0.7%
Seattle Genetics, Inc.*(a)	217,052	4,453,907

Building Materials — 1.4%
Texas Industries, Inc.(a)	233,251	9,710,239

Chemicals — 2.8%
Huntsman Corp.	441,320	8,318,882
Intrepid Potash, Inc.*(a)	178,712	5,808,140
Quaker Chemical Corp.	118,765	5,108,083

		19,235,105

Clothing & Apparel — 1.2%
Steven Madden Ltd.*(a)	223,262	8,374,558

Commercial Banks — 0.5%
UMB Financial Corp.	79,365	3,323,806

Commercial Services — 6.5%
Acacia Research – Acacia Technologies*	199,175	7,307,731
GEO Group, Inc. (The)*	494,100	11,379,123
PAREXEL International Corp.*(a)	176,132	4,149,670
Sotheby’s(a)	127,735	5,556,472
SuccessFactors, Inc.*(a)	213,236	6,269,138
Waste Connections, Inc.(a)	321,582	10,203,797

		44,865,931

Computer Services & Software — 8.1%
ANSYS, Inc.*	158,121	8,644,475
Fortinet, Inc.*(a)	482,886	13,177,959
Informatica Corp.*	168,375	9,838,151
QLIK Technologies, Inc.*	244,308	8,321,130
Radiant Systems, Inc.*	434,372	9,078,375
Riverbed Technology, Inc.*(a)	166,650	6,597,674

		55,657,764

Diversified Financial Services — 1.0%
Duff & Phelps Corp. (Class A Stock)	256,141	3,286,289
optionsXpress Holdings, Inc.	195,285	3,257,354

		6,543,643

Electronic Components & Equipment — 8.4%
Coherent, Inc.*	203,647	11,255,570
DTS, Inc.*	296,177	12,009,977
Gentex Corp.(a)	294,825	8,912,560

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Electronic Components & Equipment (cont’d.)
GrafTech International Ltd.*	713,425	$14,461,125
Universal Display Corp.*(a)	94,572	3,318,531
Universal Electronics, Inc.*	313,579	7,921,006

		57,878,769

Entertainment & Leisure — 3.6%
Bally Technologies, Inc.*(a)	251,881	10,246,519
Pinnacle Entertainment, Inc.*(a)	330,242	4,920,606
Shuffle Master, Inc.*	1,022,484	9,565,338

		24,732,463

Financial Services — 2.5%
Cash America International, Inc.(a)	299,815	17,350,294

Food — 1.1%
Fresh Market, Inc. (The)*(a)	197,959	7,657,054

Healthcare Products — 6.6%
ArthroCare Corp.*	269,795	9,030,039
Bruker Corp.*(a)	408,632	8,319,747
Cepheid, Inc.*(a)	201,480	6,979,267
Delcath Systems, Inc.*(a)	320,910	1,655,896
Sirona Dental Systems, Inc.*(a)	185,929	9,872,830
Thoratec Corp.*	297,340	9,758,699

		45,616,478

Healthcare Services — 2.2%
Allscripts Healthcare Solutions, Inc.*(a)	318,514	6,185,542
Centene Corp.*	244,949	8,703,038

		14,888,580

Internet Services — 4.1%
Pandora Media, Inc.*(a)	162,875	3,079,966
Sapient Corp.*(a)	935,713	14,063,767
TIBCO Software, Inc.*	389,298	11,297,428

		28,441,161

Lodging — 0.8%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	476,775	5,125,331

Machinery & Equipment — 1.3%
Regal-Beloit Corp.	128,337	8,569,061

Medical Supplies & Equipment — 1.8%
Quality Systems, Inc.(a)	144,760	12,637,548

Metals & Mining — 4.3%
Cloud Peak Energy, Inc.*	160,098	3,410,087
Northwest Pipe Co.*	207,014	5,394,785
RTI International Metals, Inc.*(a)	342,939	13,158,569
Titanium Metals Corp.(a)	423,730	7,762,734

		29,726,175

Oil & Gas — 7.0%
Lufkin Industries, Inc.	297,609	25,609,254
Oasis Petroleum, Inc.*(a)	371,653	11,030,661
OYO Geospace Corp.*(a)	112,433	11,243,300

		47,883,215

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Pharmaceuticals — 5.8%
BioMarin Pharmaceutical, Inc.*(a)	235,470	$6,407,139
Catalyst Health Solutions, Inc.*	147,581	8,237,971
Herbalife Ltd. (Cayman Islands)	122,190	7,043,032
ICON PLC, ADR (Ireland)*	261,608	6,163,484
Regeneron Pharmaceuticals, Inc.*(a)	84,832	4,810,823
Salix Pharmaceuticals Ltd.*	178,345	7,103,481

		39,765,930

Real Estate Investment Trusts — 0.8%
Redwood Trust, Inc.(a)	374,077	5,656,044

Retail & Merchandising — 10.1%
BJ’s Restaurants, Inc.*(a)	252,145	13,202,312
Buffalo Wild Wings, Inc.*(a)	114,800	7,612,388
Chico’s FAS, Inc.	233,083	3,549,854
Genesco, Inc.*(a)	505,907	26,357,755
Vitamin Shoppe, Inc.*(a)	405,040	18,534,630

		69,256,939

Semiconductors — 3.4%
Netlogic Microsystems, Inc.*(a)	244,575	9,885,722
Teradyne, Inc.*(a)	396,390	5,866,572
Veeco Instruments, Inc.*(a)	149,405	7,232,696

		22,984,990

Software — 2.8%
Compuware Corp.*	878,065	8,569,914
MedAssets, Inc.*	314,760	4,205,194
Medidata Solutions, Inc.*	22,066	526,715
Progress Software Corp.*	256,697	6,194,099

		19,495,922

Telecommunications — 1.8%
EMS Technologies, Inc.*	90,650	2,988,731
NICE Systems Ltd., ADR (Israel)*	250,218	9,097,926

		12,086,657

Transportation — 1.0%
Landstar System, Inc.	146,190	6,794,911

TOTAL LONG-TERM INVESTMENTS (cost $496,956,288)		683,723,353

SHORT-TERM INVESTMENT — 31.8%		Value (Note 2)
	Shares

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $218,456,717 collateral for securities on loan) (b)(w)(Note 4)	218,456,717	$218,456,717

TOTAL INVESTMENTS — 131.4%
(cost $715,413,005)		902,180,070
Liabilities in excess of other assets — (31.4)%		(215,597,692)

NET ASSETS — 100.0%		$686,582,378

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $214,592,245; cash collateral of $218,456,717 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$683,723,353	$—	$—
Affiliated Money Market Mutual Fund	218,456,717	—	—

Total	$902,180,070	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (31.8% represents investments purchased with collateral from securities on loan)	31.8%
Retail & Merchandising	10.1
Electronic Components & Equipment	8.4
Computer Services & Software	8.1
Oil & Gas	7.0
Healthcare Products	6.6
Commercial Services	6.5
Pharmaceuticals	5.8
Metals & Mining	4.3
Internet Services	4.1
Auto Parts & Equipment	4.0
Entertainment & Leisure	3.6
Semiconductors	3.4
Software	2.8
Chemicals	2.8
Financial Services	2.5
Healthcare Services	2.2
Medical Supplies & Equipment	1.8
Telecommunications	1.8
Air Freight & Logistics	1.5
Aerospace & Defense	1.5
Building Materials	1.4
Machinery & Equipment	1.3
Clothing & Apparel	1.2
Food	1.1
Airlines	1.0
Transportation	1.0
Diversified Financial Services	1.0
Real Estate Investment Trusts	0.8
Lodging	0.8
Biotechnology	0.7
Commercial Banks	0.5

131.4
Liabilities in excess of other assets	(31.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED )

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value, including securities on loan of $214,592,245:
Unaffiliated investments (cost $496,956,288)	$683,723,353
Affiliated investments (cost $218,456,717)	218,456,717
Cash	107
Receivable for investments sold	4,174,669
Receivable for fund share sold	1,198,737
Dividends receivable	254,366
Prepaid expenses	1,684

Total Assets	907,809,633

LIABILITIES:
Payable to broker for collateral for securities on loan	218,456,717
Loan payable (Note 7)	1,505,000
Payable for investments purchased	956,106
Advisory fees payable	251,922
Accrued expenses and other liabilities	50,732
Shareholder servicing fees payable	3,651
Payable for fund share repurchased	1,316
Deferred trustees’ fees	1,287
Affiliated transfer agent fee payable	524

Total Liabilities	221,227,255

NET ASSETS	$686,582,378

Net assets were comprised of:
Paid-in capital	$566,068,107
Retained earnings	120,514,271

Net assets, June 30, 2011	$686,582,378

Net asset value and redemption price per share, $686,582,378 / 29,844,140 outstanding shares of beneficial interest	$23.01

STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2011
INVESTMENT INCOME
Unaffiliated dividend income	$848,653
Affiliated income from securities lending, net	320,883
Affiliated dividend income	9,700

1,179,236

EXPENSES
Advisory fees	3,156,884
Shareholder servicing fees and expenses	350,765
Custodian and accounting fees	55,000
Audit fee	9,000
Loan interest expense (Note 7)	8,364
Trustees’ fees	7,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	4,000
Legal fees and expenses	4,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	5,476

Total expenses	3,610,489
Less: shareholder servicing fee waiver	(10,282)

Net expenses	3,600,207

NET INVESTMENT LOSS	(2,420,971)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	76,377,682
Net change in unrealized appreciation (depreciation) on investments	11,704,058

NET GAIN ON INVESTMENTS	88,081,740

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$85,660,769

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(2,420,971)	$(1,255,154)
Net realized gain on investment transactions	76,377,682	45,918,599
Net change in unrealized appreciation (depreciation) on investments	11,704,058	107,415,434

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	85,660,769	152,078,879

DISTRIBUTIONS	—	(966,525)

FUND SHARE TRANSACTIONS:
Fund share sold [6,469,642 and 17,321,180 shares, respectively]	138,246,450	291,280,517
Fund share issued in reinvestment of distributions [0 and 60,711 shares, respectively]	—	966,525
Fund share repurchased [7,986,770 and 10,183,038 shares, respectively]	(177,164,371)	(165,610,275)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(38,917,921)	126,636,767

TOTAL INCREASE IN NET ASSETS	46,742,848	277,749,121
NET ASSETS:
Beginning of period	639,839,530	362,090,409

End of period	$686,582,378	$639,839,530

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 98.0%		Value (Note 2)
COMMON STOCKS — 97.8%	Shares

Aerospace — 1.2%
BE Aerospace, Inc.*	40,877	$1,668,191
Curtiss-Wright Corp.	17,900	579,423
Esterline Technologies Corp.*	17,300	1,321,720
Moog, Inc. (Class A Stock)*	5,850	254,592
Triumph Group, Inc.(a)	63,666	6,339,860

		10,163,786

Aerospace & Defense — 0.8%
Ducommun, Inc.	30,300	623,271
Kratos Defense & Security Solutions, Inc.*(a)	53,100	645,696
LMI Aerospace, Inc.*	38,400	938,112
Teledyne Technologies, Inc.*	83,197	4,189,801

		6,396,880

Agriculture — 0.1%
Andersons, Inc. (The)	24,100	1,018,225

Airlines — 0.8%
Alaska Air Group, Inc.*(a)	41,900	2,868,474
Republic Airways Holdings, Inc.*(a)	193,200	1,054,872
US Airways Group, Inc.*(a)	302,700	2,697,057

		6,620,403

Automobile Manufacturers
Rush Enterprises, Inc. (Class A Stock)*	1,500	28,545

Automotive Components — 0.8%
Cooper Tire & Rubber Co.	211,552	4,186,614
Superior Industries International, Inc.	105,090	2,323,540

		6,510,154

Automotive Parts
Sonic Automotive, Inc. (Class A Stock)	21,700	317,905

Biotechnology — 0.2%
Emergent Biosolutions, Inc.*	16,100	363,055
Lexicon Pharmaceuticals, Inc.*	598,000	1,052,480
RTI Biologics, Inc.*	75,400	204,334

		1,619,869

Broadcasting — 0.3%
Belo Corp. (Class A Stock)*	247,835	1,866,198
Journal Communications, Inc. (Class A Stock)*	89,600	463,232
LodgeNet Interactive Corp.*(a)	46,500	140,895

		2,470,325

Building Materials
ABM Industries, Inc.	10,500	245,070
Trex Co., Inc.*	4,400	107,712

		352,782

Building Products — 0.3%
Gibraltar Industries, Inc.*	167,615	1,897,402
Simpson Manufacturing Co., Inc.	35,773	1,068,539

		2,965,941

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Business Services — 0.2%
GP Strategies Corp.*	21,000	$286,860
School Specialty, Inc.*	126,513	1,820,522

		2,107,382

Capital Markets — 1.9%
Affiliated Managers Group, Inc.*	25,800	2,617,410
Artio Global Investors, Inc.(a)	280,960	3,174,848
Cohen & Steers, Inc.(a)	15,691	520,157
HFF, Inc. (Class A Stock)*	257,120	3,879,941
Raymond James Financial, Inc.	46,200	1,485,330
Stifel Financial Corp.*	73,893	2,649,803
Waddell & Reed Financial, Inc. (Class A Stock)	46,070	1,674,644

		16,002,133

Chemicals — 3.1%
Arch Chemicals, Inc.	43,577	1,500,792
Cytec Industries, Inc.	38,351	2,193,294
Ferro Corp.*	119,850	1,610,784
Fuller (H.B.) Co.	38,900	949,938
Georgia Gulf Corp.*	126,100	3,044,054
Huntsman Corp.	87,299	1,645,586
Innophos Holdings, Inc.	68,077	3,322,158
Koppers Holdings, Inc.	69,190	2,624,377
Kraton Performance Polymers, Inc.*	10,600	415,202
Minerals Technologies, Inc.	700	46,403
Olin Corp.	11,100	251,526
OM Group, Inc.*	61,444	2,497,084
PolyOne Corp.	134,090	2,074,372
Rockwood Holdings, Inc.*	17,900	989,691
Schulman, (A.), Inc.	50,550	1,273,354
Solutia, Inc.*	46,300	1,057,955
Westlake Chemical Corp.	3,700	192,030

		25,688,600

Clothing & Apparel — 0.3%
Iconix Brand Group, Inc.*	49,400	1,195,480
Maidenform Brands, Inc.*	24,100	666,606
Warnaco Group, Inc. (The)*	13,000	679,250

		2,541,336

Commercial Banks — 4.7%
Bancorp, Inc. (The)*	343,223	3,586,680
Citizens & Northern Corp.	21,000	316,470
CNB Financial Corp.	5,000	69,450
CoBiz Financial, Inc.	35,700	233,478
Cullen/Frost Bankers, Inc.	20,932	1,189,984
Enterprise Financial Services Corp.	18,000	243,540
First Bancorp, Inc.	2,500	37,150
First Busey Corp.	72,300	382,467
First Financial Corp.	9,300	304,482
First Republic Bank*(a)	16,820	542,950
First Security Group, Inc.*	194,039	126,125
FirstMerit Corp.(a)	256,676	4,237,721
German American Bancorp, Inc.	5,000	82,900
IBERIABANK Corp.	111,152	6,406,801
Merchants Bancshares, Inc.	8,700	212,889
Orrstown Financial Services, Inc.	11,100	292,041

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Commercial Banks (cont’d.)
S.Y. Bancorp, Inc.	9,300	$216,225
Signature Bank*(a)	94,412	5,400,366
StellarOne Corp.	20,400	247,044
SVB Financial Group*(a)	70,660	4,219,109
Synovus Financial Corp.	423,293	880,450
TCF Financial Corp.(a)	183,105	2,526,849
Tompkins Financial Corp.	28,247	1,108,412
Tower Bancorp, Inc.	600	16,440
Umpqua Holdings Corp.	172,700	1,998,139
United Community Banks, Inc.*(a)	86,099	909,206
West Coast Bancorp*	19,920	333,859
Wilshire Bancorp, Inc.	129,800	381,612
Wintrust Financial Corp.(a)	83,780	2,696,040

		39,198,879

Commercial Services & Supplies — 2.7%
Cenveo, Inc.*	70,400	450,560
Deluxe Corp.	117,200	2,896,012
Diebold, Inc.	72,999	2,263,699
EnergySolutions, Inc.	194,880	962,707
Fusion-Io, Inc.*(a)	21,000	631,890
HealthSpring, Inc.*	17,600	811,888
Kelly Services, Inc. (Class A Stock)*	60,400	996,600
Mac-Gray Corp.	16,100	248,745
Navigant Consulting, Inc.*	37,700	395,473
PHH Corp.*(a)	146,200	3,000,024
ServiceSource International, Inc.*	18,900	419,958
State Bancorp, Inc.	11,200	149,408
Team, Inc.*	27,200	656,336
TeleTech Holdings, Inc.*	9,900	208,692
TMS International Corp. (Class A Stock)*	103,130	1,345,847
TNS, Inc.*	119,827	1,989,128
Towers Watson & Co. (Class A Stock)	54,892	3,606,953
United Stationers, Inc.	54,930	1,946,170
Zipcar, Inc.*(a)	6,100	124,501

		23,104,591

Communications Equipment — 1.0%
Bel Fuse, Inc. (Class B Stock)	25,180	546,154
Black Box Corp.	70,290	2,197,968
Digi International, Inc.*	142,050	1,846,650
InterDigital, Inc.	1,120	45,752
Plantronics, Inc.	100,630	3,676,014

		8,312,538

Computer Hardware — 0.2%
Imation Corp.*	32,300	304,912
Insight Enterprises, Inc.*	35,700	632,247
Mercury Computer Systems, Inc.*	20,400	381,072

		1,318,231

Computer Services & Software — 2.0%
Agilysys, Inc.*	30,400	253,536
Aspen Technology, Inc.*	32,700	561,786
Brocade Communications Systems, Inc.*	354,818	2,292,124

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Computer Services & Software (cont’d.)
CACI International, Inc. (Class A Stock)*(a)	27,948	$1,762,960
CIBER, Inc.*	78,500	435,675
Cornerstone OnDemand, Inc.*(a)	26,000	458,900
DynaVox, Inc. (Class A Stock)*	17,200	130,720
Electronics for Imaging, Inc.*	36,100	621,642
Gartner, Inc.*	11,100	447,219
JDA Software Group, Inc.*	59,039	1,823,715
Mantech International Corp. (Class A Stock)	29,100	1,292,622
NetScout Systems, Inc.*	11,800	246,502
Parametric Technology Corp.*	122,884	2,817,730
Quest Software, Inc.*	13,600	309,128
Radisys Corp.*	31,200	227,448
SRA International, Inc. (Class A Stock)*(a)	27,200	841,024
SYNNEX Corp.*(a)	25,900	821,030
THQ, Inc.*(a)	348,000	1,259,760

		16,603,521

Computers & Peripherals — 0.1%
Rimage Corp.	50,650	680,230
Unisys Corp.*(a)	13,600	349,520

		1,029,750

Computer Networking — 0.3%
Xyratex Ltd. (Bermuda)*	228,064	2,339,937

Conglomerates — 0.4%
Teleflex, Inc.	56,341	3,440,181

Construction and Engineering — 1.1%
EMCOR Group, Inc.*	157,247	4,608,910
Granite Construction, Inc.	15,270	374,573
Orion Marine Group, Inc.*(a)	172,463	1,622,877
Tutor Perini Corp.	151,586	2,907,419
VSE Corp.	6,500	161,850

		9,675,629

Consumer Products & Services — 1.3%
Blyth, Inc.	14,700	740,145
Buckeye Technologies, Inc.	93,700	2,528,026
Central Garden & Pet Co.*	106,849	1,109,093
G & K Services, Inc. (Class A Stock)	101,020	3,420,537
JAKKS Pacific, Inc.*(a)	78,400	1,443,344
Regis Corp.	87,639	1,342,629
Select Comfort Corp.*	32,700	587,946

		11,171,720

Containers & Packaging — 1.0%
AptarGroup, Inc.	44,704	2,339,807
Graphic Packaging Holding Co.*	219,700	1,195,168
Greif, Inc. (Class A Stock)	30,462	1,980,944
Myers Industries, Inc.	73,130	751,776
Packaging Corp. of America	70,139	1,963,191

		8,230,886

Cosmetics & Toiletries
Revlon, Inc. (Class A Stock)*	17,400	292,320

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Distribution/Wholesale — 0.1%
Brightpoint, Inc.*	18,000	$145,980
Core-Mark Holding Co., Inc.*	18,500	660,450

		806,430

Diversified Consumer Services — 0.3%
Sotheby’s	11,630	505,905
Steiner Leisure Ltd. (Bahamas)*	50,432	2,303,734

		2,809,639

Diversified Financial Services — 0.6%
BGC Partners, Inc. (Class A Stock)(a)	137,000	1,059,010
Cowen Group, Inc. (Class A Stock)*(a)	328,814	1,236,342
Edelman Financial Group, Inc.	17,400	137,286
Gleacher & Co., Inc.*	351,200	716,448
Imperial Holdings, Inc.*(a)	34,000	345,440
Marlin Business Services Corp.*	6,300	79,695
Oppenheimer Holdings, Inc. (Class A Stock)	6,200	174,902
SeaCube Container Leasing Ltd. (Bermuda)	60,300	1,035,954
SWS Group, Inc.	25,000	149,750

		4,934,827

Diversified Operations
Standex International Corp.	9,300	285,231

Education — 0.2%
Lincoln Educational Services Corp.	84,600	1,450,890

Electric Utilities — 1.8%
Cleco Corp.	72,370	2,522,095
MGE Energy, Inc.	49,180	1,993,265
Portland General Electric Co.	288,607	7,295,985
UniSource Energy Corp.	96,330	3,595,999

		15,407,344

Electrical Equipment — 0.3%
GrafTech International Ltd.*	65,950	1,336,807
Regal-Beloit Corp.	21,600	1,442,232

		2,779,039

Electronic Components & Equipment — 3.1%
Arris Group, Inc.*	113,939	1,322,832
AVX Corp.	151,834	2,313,950
Belden, Inc.	93,458	3,257,946
Benchmark Electronics, Inc.*	17,350	286,275
Checkpoint Systems, Inc.*	16,700	298,596
Coherent, Inc.*	66,420	3,671,033
Daktronics, Inc.	27,200	293,488
DDi Corp.	4,400	41,976
EnerSys*	55,500	1,910,310
FEI Co.*	17,900	683,601
Littelfuse, Inc.	31,530	1,851,442
Park Electrochemical Corp.	116,440	3,254,498
Synopsys, Inc.*	110,572	2,842,806
TTM Technologies, Inc.*	58,600	938,772
VAALCO Energy, Inc.*	44,600	268,492

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Electronic Components & Equipment (cont’d.)
Zebra Technologies Corp. (Class A Stock)*	59,237	$2,498,024

		25,734,041

Electronics — 0.2%
Greatbatch, Inc.*	64,700	1,735,254

Energy – Alternate Sources — 0.2%
Green Plains Renewable Energy, Inc.*(a)	68,500	739,115
KiOR, Inc. (Class A Stock)*	49,800	754,470
Solazyme, Inc.*	8,700	199,839

		1,693,424

Energy Equipment & Services — 1.3%
Cal Dive International, Inc.*	468,690	2,802,766
Gevo, Inc.*	2,500	39,325
Gulf Island Fabrication, Inc.	44,960	1,451,309
Matrix Service Co.*	215,310	2,880,848
Natural Gas Services Group, Inc.*	76,890	1,242,542
TETRA Technologies, Inc.*	130,510	1,661,392
Tidewater, Inc.(a)	19,360	1,041,762

		11,119,944

Entertainment & Leisure — 0.9%
International Speedway Corp. (Class A Stock)	56,832	1,614,597
Isle of Capri Casinos, Inc.*	104,300	923,055
Scientific Games Corp. (Class A Stock)*	239,257	2,473,918
Speedway Motorsports, Inc.	12,000	170,160
WMS Industries, Inc.*	65,692	2,018,058

		7,199,788

Environmental Control — 0.1%
Darling International, Inc.*	52,500	929,250

Environmental Services — 0.5%
Clean Harbors, Inc.*	18,482	1,908,267
Tetra Tech, Inc.*	110,970	2,496,825

		4,405,092

Financial – Bank & Trust — 6.3%
1st Source Corp.	6,300	130,662
Banco Latinoamericano de Comercio Exterior SA (Panama)	23,500	407,020
BancorpSouth, Inc.	94,815	1,176,654
Bank of the Ozarks, Inc.(a)	8,000	416,480
Berkshire Hills Bancorp, Inc.	15,500	347,045
Boston Private Financial Holdings, Inc.	259,369	1,706,648
Brookline Bancorp, Inc.(a)	35,900	332,793
Camden National Corp.	5,000	164,050
Cardinal Financial Corp.	119,086	1,303,992
Cathay General Bancorp(a)	35,200	576,928
Chemical Financial Corp.	14,185	266,111
Citizens Republic Bancorp, Inc.*	1,181,823	815,576
City Holding Co.	27,800	918,234
Columbia Banking System, Inc.	17,100	294,462

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Financial – Bank & Trust (cont’d.)
Community Bank System, Inc.	16,100	$399,119
Community Trust Bancorp, Inc.	26,942	746,832
CVB Financial Corp.	381,869	3,532,288
East West Bancorp, Inc.(a)	22,900	462,809
Financial Institutions, Inc.	29,700	487,674
First Bancorp	6,300	64,512
First Community Bancshares, Inc.	42,600	596,400
First Financial Bancorp	178,437	2,978,114
First Horizon National Corp.	200,109	1,909,040
First Merchants Corp.	27,200	243,168
First Midwest Bancorp, Inc.	189,666	2,330,995
First Niagara Financial Group, Inc.	76,817	1,013,985
First of Long Island Corp. (The)	5,000	139,450
FNB Corp.	111,100	1,149,885
Hancock Holding Co.	109,190	3,382,706
Hawaiian Holdings, Inc.*(a)	103,800	591,660
Heartland Financial USA, Inc.	6,200	90,210
Hudson Valley Holding Corp.	6,970	134,591
Independent Bank Corp.	27,200	714,000
Lakeland Bancorp, Inc.	38,450	383,731
MainSource Financial Group, Inc.	42,100	349,430
Nara Bancorp, Inc.*	22,300	181,299
National Penn Bancshares, Inc.	322,803	2,559,828
Ocwen Financial Corp.*(a)	244,600	3,121,096
Oriental Financial Group, Inc. (Puerto Rico)	93,200	1,201,348
PacWest Bancorp	148,395	3,052,485
Park National Corp.(a)	6,200	408,332
Peoples Bancorp, Inc.	15,900	179,193
Pinnacle Financial Partners, Inc.*	123,410	1,920,260
Provident Financial Services, Inc.	34,000	486,880
Renasant Corp.	29,400	426,006
Republic Bancorp, Inc. (Class A Stock)	10,746	213,845
S&T Bancorp, Inc.	14,200	263,978
Sierra Bancorp(a)	46,900	530,908
Simmons First National Corp. (Class A Stock)	8,100	207,846
Southside Bancshares, Inc.	17,864	354,600
Southwest Bancorp, Inc.*	76,500	748,935
Sterling Bancshares, Inc.	46,700	381,072
Suffolk Bancorp	5,600	78,176
Susquehanna Bancshares, Inc.	75,300	602,400
Trico Bancshares	1,300	18,980
Trustmark Corp.	21,600	505,656
United Bankshares, Inc.(a)	8,100	198,288
Washington Trust Bancorp, Inc.	11,100	254,967
WesBanco, Inc.	18,500	363,710
West Bancorp, Inc.(a)	33,300	293,373
Zions Bancorporation(a)	146,539	3,518,401

		52,629,116

Financial – Brokerage — 0.1%
Knight Capital Group, Inc. (Class A Stock)*	57,400	632,548

Financial Services — 2.1%
Advance America Cash Advance Centers, Inc.	27,900	192,231

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Financial Services (cont’d.)
Alliance Financial Corp.	6,200	$189,286
Assured Guaranty Ltd. (Bermuda)	62,300	1,016,113
BlackRock Kelso Capital Corp.(a)	3,175	28,480
Capitol Federal Financial, Inc.	6,900	81,144
CompuCredit Holdings Corp.*	500	1,160
Dime Community Bancshares, Inc.	19,300	280,622
Dollar Financial Corp.*(a)	64,402	1,394,303
Encore Capital Group, Inc.*	14,800	454,656
Federated Investors, Inc. (Class B Stock)(a)	97,450	2,323,208
First Commonwealth Financial Corp.	344,800	1,979,152
Flushing Financial Corp.	13,900	180,700
GFI Group, Inc.	33,500	153,765
Global Cash Access Holdings, Inc.*	70,800	225,144
Hanmi Financial Corp.*(a)	225,000	240,750
Lakeland Financial Corp.	14,800	329,448
MCG Capital Corp.	71,886	437,067
National Financial Partners Corp.*(a)	145,000	1,673,300
NBT Bancorp, Inc.	23,500	520,055
Nelnet, Inc. (Class A Stock)	53,700	1,184,622
OceanFirst Financial Corp.	16,700	216,265
Prospect Capital Corp.	168,782	1,706,386
TICC Capital Corp.	1,335	12,816
Trustco Bank Corp.	39,000	191,100
World Acceptance Corp.*(a)	32,700	2,144,139
WSFS Financial Corp.	6,800	269,620

		17,425,532

Food — 0.8%
B&G Foods, Inc.	28,400	585,608
Corn Products International, Inc.	62,908	3,477,554
Sanderson Farms, Inc.(a)	26,460	1,264,259
Spartan Stores, Inc.(a)	87,200	1,703,016

		7,030,437

Food & Staples Retailing — 1.0%
Casey’s General Stores, Inc.	41,835	1,840,740
Pantry, Inc. (The)*	259,328	4,872,773
Weis Markets, Inc.	33,740	1,374,230

		8,087,743

Gas Utilities — 0.9%
Laclede Group, Inc. (The)	38,250	1,446,997
New Jersey Resources Corp.	59,449	2,652,020
Northwest Natural Gas Co.(a)	21,450	968,039
WGL Holdings, Inc.	65,520	2,521,865

		7,588,921

Healthcare Products — 0.3%
STERIS Corp.	65,907	2,305,427

Healthcare Providers & Services — 0.6%
Cross Country Healthcare, Inc.*	120,130	912,988
LifePoint Hospitals, Inc.*	59,592	2,328,856
MedQuist Holdings, Inc.*	67,200	868,224
Select Medical Holdings Corp.*	124,160	1,101,299

		5,211,367

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Healthcare Services — 1.9%
AMERIGROUP Corp.*	38,200	$2,691,954
AmSurg Corp.*	87,651	2,290,321
Cantel Medical Corp.	36,400	979,524
Five Star Quality Care, Inc.*	254,800	1,480,388
Gentiva Health Services, Inc.*	34,000	708,220
HealthSouth Corp.*	85,002	2,230,452
Healthways, Inc.*	46,900	711,942
Kindred Healthcare, Inc.*	5,581	119,824
Magellan Health Services, Inc.*	20,200	1,105,748
Molina Healthcare, Inc.*	2,000	54,240
Sun Healthcare Group, Inc.*	48,200	386,564
Triple-S Management Corp. (Class B Stock) (Puerto Rico)*(a)	70,900	1,540,657
Vanguard Health Systems, Inc.*(a)	83,400	1,431,978

		15,731,812

Hotels, Restaurants & Leisure — 0.1%
California Pizza Kitchen, Inc.*	69,990	1,292,715

Household Durables — 0.2%
La-Z-Boy, Inc.*	3,800	37,506
MDC Holdings, Inc.	22,920	564,749
Ryland Group, Inc. (The)(a)	39,000	644,670
Toll Brothers, Inc.*(a)	34,810	721,959

		1,968,884

Household Products — 1.2%
Central Garden & Pet Co. (Class A Stock)*(a)	249,619	2,533,633
Helen of Troy Ltd. (Bermuda)*	122,400	4,226,472
Prestige Brands Holdings, Inc.*(a)	242,330	3,111,517

		9,871,622

Housewares
Lifetime Brands, Inc.	10,300	120,922

Industrial Products — 1.5%
Brady Corp. (Class A Stock)	81,073	2,599,200
Ceradyne, Inc.*	13,000	506,870
EnPro Industries, Inc.*(a)	67,800	3,259,146
Interface, Inc. (Class A Stock)	102,414	1,983,759
Interline Brands, Inc.*	22,900	420,673
Watts Water Technologies, Inc. (Class A Stock)	56,677	2,006,933
WESCO International, Inc.*(a)	37,951	2,052,770

		12,829,351

Insurance — 5.4%
Allied World Assurance Co. Holdings Ltd. (Switzerland)	70,380	4,052,480
Alterra Capital Holdings Ltd. (Bermuda)	37,000	825,100
American Equity Investment Life Holding Co.(a)	227,600	2,892,796
American Safety Insurance Holdings Ltd. (Bermuda)*	3,800	72,732
AMERISAFE, Inc.*	72,800	1,646,736
AmTrust Financial Services, Inc.	38,900	886,142
Arch Capital Group Ltd. (Bermuda)*	42,310	1,350,535

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Insurance (cont’d.)
Aspen Insurance Holdings Ltd. (Bermuda)	37,000	$952,010
CNO Financial Group, Inc.*	445,446	3,523,478
Delphi Financial Group, Inc. (Class A Stock)	60,500	1,767,205
EMC Insurance Group, Inc.	56,200	1,073,420
Employers Holdings, Inc.	210,229	3,525,540
Endurance Specialty Holdings Ltd. (Bermuda)	52,191	2,157,054
FBL Financial Group, Inc. (Class A Stock)	16,100	517,615
Horace Mann Educators Corp.	134,043	2,092,411
Infinity Property & Casualty Corp.	53,207	2,908,295
Meadowbrook Insurance Group, Inc.	512,120	5,075,109
Platinum Underwriters Holdings Ltd. (Bermuda)	62,874	2,089,932
PMI Group, Inc. (The)*(a)	46,700	49,969
ProAssurance Corp.*	59,408	4,158,560
Radian Group, Inc.	77,100	326,133
Reinsurance Group of America, Inc.	41,767	2,541,940
Selective Insurance Group, Inc.	35,800	582,466
Tower Group, Inc.	4,262	101,521

		45,169,179

Internet Services — 0.8%
Blue Coat Systems, Inc.*	83,216	1,819,102
Digital River, Inc.*(a)	119,329	3,837,620
United Online, Inc.	167,500	1,010,025

		6,666,747

Internet Software & Services — 0.1%
Boingo Wireless, Inc.*(a)	17,400	157,992
Pandora Media, Inc.*(a)	14,900	281,759
Responsys, Inc.*	8,700	154,251
TeleCommunications Systems, Inc. (Class A Stock)*	46,100	222,663

		816,665

Leisure Equipment & Products — 0.5%
Callaway Golf Co.(a)	626,560	3,897,203

Life Science Tools & Services
Enzo Biochem, Inc.*	16,320	69,360

Machinery — 3.1%
Albany International Corp. (Class A Stock)	49,940	1,317,917
Altra Holdings, Inc.*	160,880	3,859,511
IDEX Corp.(a)	43,303	1,985,442
Kaydon Corp.	157,909	5,893,164
Mueller Industries, Inc.	42,980	1,629,372
Mueller Water Products, Inc. (Class A Stock)	475,510	1,892,530
Oshkosh Corp.*(a)	88,930	2,573,634
RBC Bearings, Inc.*	77,625	2,931,120
Snap-on, Inc.	36,490	2,279,895
WABCO Holdings, Inc.*	26,400	1,823,184

		26,185,769

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Machinery & Equipment — 1.8%
Applied Industrial Technologies, Inc.	74,300	$2,645,823
Briggs & Stratton Corp.(a)	184,629	3,666,732
Cascade Corp.	3,100	147,467
Gardner Denver, Inc.	15,537	1,305,885
Intermec, Inc.*	180,190	1,989,297
Kadant, Inc.*	73,308	2,309,935
RPC, Inc.	21,587	529,745
Terex Corp.*(a)	78,753	2,240,523

		14,835,407

Marine — 0.4%
Diana Shipping, Inc. (Marshall Islands)*(a)	109,589	1,201,095
Kirby Corp.*(a)	32,100	1,819,107

		3,020,202

Media — 0.2%
Demand Media, Inc.*(a)	8,100	109,755
Dolan Co. (The)*	29,700	251,559
Entercom Communications Corp. (Class A Stock)*	75,300	653,604
LIN TV Corp. (Class A Stock)*	39,300	191,391
McClatchy Co. (The) (Class A Stock)*	121,700	341,977

		1,548,286

Medical Products
Pacific Biosciences of California, Inc.*(a)	16,100	188,370

Medical Supplies & Equipment — 0.5%
Incyte Corp.*(a)	47,600	901,544
Invacare Corp.	11,400	378,366
PharMerica Corp.*	202,900	2,589,004

		3,868,914

Metals & Mining — 1.9%
Carpenter Technology Corp.(a)	34,670	1,999,766
Century Aluminum Co.*	71,600	1,120,540
CIRCOR International, Inc.	1,300	55,679
Cloud Peak Energy, Inc.*	52,500	1,118,250
Coeur d’alene Mines Corp.*	82,900	2,011,154
Gold Resource Corp.	900	22,437
Haynes International, Inc.	49,560	3,069,251
Horsehead Holding Corp.*	77,850	1,036,962
LB Foster Co. (Class A Stock)	14,200	467,322
Metalico, Inc.*	60,600	357,540
Olympic Steel, Inc.	23,780	654,663
RTI International Metals, Inc.*(a)	56,290	2,159,847
Westmoreland Coal Co.*	9,200	163,300
Worthington Industries, Inc.	66,000	1,524,600

		15,761,311

Office Equipment — 0.1%
ACCO Brands Corp.*	16,600	130,310
Knoll, Inc.	30,300	608,121

		738,431

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Oil & Gas — 3.1%
Berry Petroleum Co. (Class A Stock)	95,074	$5,051,282
Brigham Exploration Co.*	16,000	478,880
Complete Production Services, Inc.*	19,000	633,840
CVR Energy, Inc.*	82,200	2,023,764
Energy Partners Ltd.*	19,200	284,352
EXCO Resources, Inc.	62,500	1,103,125
Global Industries Ltd.*	18,600	101,928
Goodrich Petroleum Corp.*(a)	168,550	3,103,005
Gulfport Energy Corp.*(a)	26,500	786,785
Helix Energy Solutions Group, Inc.*	41,400	685,584
Key Energy Services, Inc.*(a)	234,761	4,225,698
Newpark Resources, Inc.*	33,400	302,938
Stone Energy Corp.*(a)	19,100	580,449
Swift Energy Co.*	110,118	4,104,098
W&T Offshore, Inc.(a)	91,300	2,384,756

		25,850,484

Oil, Gas & Consumable Fuels — 1.0%
Bill Barrett Corp.*(a)	68,280	3,164,778
Carrizo Oil & Gas, Inc.*(a)	75,200	3,139,600
Petroquest Energy, Inc.*(a)	133,930	940,189
Rex Energy Corp.*	91,060	935,186
Warren Resources, Inc.*	66,200	252,222

		8,431,975

Paper & Forest Products — 0.9%
Boise, Inc.	3,100	24,149
Domtar Corp.	7,400	700,928
Louisiana-Pacific Corp.*(a)	249,510	2,031,012
Rock-Tenn Co. (Class A Stock)	30,800	2,043,272
Schweitzer-Mauduit International, Inc.	45,762	2,569,536

		7,368,897

Personal Services — 0.1%
Stewart Enterprises, Inc. (Class A Stock)	85,800	626,340

Pharmaceuticals — 0.6%
Achillion Pharmaceuticals, Inc.*	35,200	261,888
Alkermes, Inc.*(a)	76,500	1,422,900
Ariad Pharmaceuticals, Inc.*(a)	40,800	462,264
Par Pharmaceutical Cos., Inc.*	27,800	916,844
Pharmasset, Inc.*	4,900	549,780
Sagent Pharmaceuticals, Inc.*	40,900	1,103,482
Targacept, Inc.*	3,100	65,317

		4,782,475

Printing & Publishing — 0.1%
Courier Corp.	46,196	510,466

Professional Services — 0.4%
CDI Corp.	890	11,828
Hudson Highland Group, Inc.*	154,430	826,200
Korn/Ferry International*	31,320	688,727
TrueBlue, Inc.*(a)	120,520	1,745,130

		3,271,885

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Real Estate Investment Trusts — 9.0%
American Campus Communities, Inc.	54,000	$1,918,080
American Capital Agency Corp.	103,000	2,998,330
Anworth Mortgage Asset Corp.	362,600	2,723,126
Ashford Hospitality Trust, Inc.	274,400	3,416,280
Associated Estates Realty Corp.	6,200	100,750
BioMed Realty Trust, Inc.(a)	104,907	2,018,411
Campus Crest Communities, Inc.(a)	87,110	1,127,203
CapLease, Inc.	59,400	291,654
Capstead Mortgage Corp.	202,900	2,718,860
CBL & Associates Properties, Inc.(a)	127,980	2,320,277
Cogdell Spencer, Inc.	172,280	1,031,957
Colonial Properties Trust(a)	40,400	824,160
Corporate Office Properties Trust	20,930	651,132
Cousins Properties, Inc.	245,807	2,099,192
DCT Industrial Trust, Inc.(a)	257,300	1,345,679
Developers Diversified Realty Corp.	36,400	513,240
DiamondRock Hospitality Co.(a)	30,554	327,845
EastGroup Properties, Inc.	46,190	1,963,537
Education Realty Trust, Inc.(a)	212,204	1,818,588
Entertainment Properties Trust	21,000	980,700
Equity LifeStyle Properties, Inc.	15,400	961,576
Equity One, Inc.(a)	132,920	2,477,629
Extra Space Storage, Inc.	22,200	473,526
FelCor Lodging Trust, Inc.*	61,800	329,394
First Industrial Realty Trust, Inc.*(a)	267,000	3,057,150
Getty Realty Corp.(a)	19,100	481,893
Hersha Hospitality Trust	215,350	1,199,500
Home Properties, Inc.(a)	6,200	377,456
Inland Real Estate Corp.	17,300	152,759
Invesco Mortgage Capital, Inc.	26,000	549,380
LaSalle Hotel Properties(a)	88,150	2,321,871
Lexington Realty Trust	364,847	3,331,053
LTC Properties, Inc.	23,500	653,770
MFA Financial, Inc.	655,573	5,270,807
Mid-America Apartment Communities, Inc.(a)	90,925	6,134,710
MPG Office Trust, Inc.*	1,000	2,860
National Retail Properties, Inc.(a)	34,600	848,046
Omega Healthcare Investors, Inc.	48,100	1,010,581
Parkway Properties, Inc.	131,400	2,241,684
Pebblebrook Hotel Trust	88,700	1,790,853
Pennsylvania Real Estate Investment Trust(a)	120,900	1,898,130
Pennymac Mortgage Investment Trust	200	3,314
PS Business Parks, Inc.	6,800	374,680
Ramco-Gershenson Properties Trust(a)	38,900	481,582
Saul Centers, Inc.	22,920	902,360
Senior Housing Properties Trust	100,830	2,360,430
Sun Communities, Inc.(a)	21,000	783,510
Sunstone Hotel Investors, Inc.*	60,620	561,947
Two Harbors Investment Corp.	247,870	2,664,603

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Real Estate Investment Trusts (cont’d.)
Washington Real Estate Investment Trust	18,590	$604,547
Winthrop Realty Trust	32,100	383,274

		75,873,876

Real Estate Management & Development — 0.4%
CB Richard Ellis Group, Inc. (Class A Stock)*	51,395	1,290,528
Jones Lang LaSalle, Inc.	26,410	2,490,463

		3,780,991

Registered Investment Companies — 0.1%
American Capital Ltd.*	82,000	814,260
Gladstone Capital Corp.	18,000	166,320

		980,580

Restaurants — 0.3%
Domino’s Pizza, Inc.*(a)	115,300	2,910,172
Papa John’s International, Inc.*	1,900	63,194

		2,973,366

Retail & Merchandising — 4.1%
American Eagle Outfitters, Inc.	184,991	2,358,635
ANN, Inc.*(a)	75,155	1,961,546
Bon-Ton Stores, Inc.	40,900	397,548
Cabela’s, Inc.*(a)	153,500	4,167,525
Cash America International, Inc.(a)	43,200	2,499,984
Conn’s, Inc.*(a)	158,634	1,372,184
Dillard’s, Inc. (Class A Stock)	19,700	1,027,158
Dole Food Co., Inc.*(a)	168,849	2,282,838
Ethan Allen Interiors, Inc.(a)	87,361	1,859,916
Finish Line, Inc. (The) (Class A Stock)(a)	88,800	1,900,320
hhgregg, Inc.*(a)	123,846	1,659,536
Men’s Wearhouse, Inc. (The)	63,549	2,141,601
OfficeMax, Inc.*	470,800	3,695,780
Oxford Industries, Inc.(a)	46,900	1,583,344
Perry Ellis International, Inc.*	72,450	1,829,363
Rent-A-Center, Inc.	72,800	2,224,768
World Fuel Services Corp.	32,700	1,174,911

		34,136,957

Road & Rail — 1.0%
Genesee & Wyoming, Inc. (Class A Stock)*(a)	62,560	3,668,518
Landstar System, Inc.	29,240	1,359,075
Old Dominion Freight Line, Inc.*	94,425	3,522,053

		8,549,646

Semiconductors — 1.0%
Amkor Technology, Inc.*(a)	376,100	2,320,537
DSP Group, Inc.*	31,700	275,790
Emulex Corp.*	296,300	2,548,180
Integrated Silicon Solution, Inc.*	35,400	342,318
IXYS Corp.*	18,000	269,640
MKS Instruments, Inc.	20,400	538,968
Photronics, Inc.*	26,000	220,220

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Semiconductors (cont’d.)
PMC-Sierra, Inc.*	62,400	$472,368
Semtech Corp.*(a)	15,500	423,770
Sigma Designs, Inc.*(a)	35,900	274,276
Skyworks Solutions, Inc.*	16,800	386,064
Veeco Instruments, Inc.*(a)	12,300	595,443

		8,667,574

Semiconductors & Semiconductor Equipment — 0.9%
Entegris, Inc.*	81,711	826,916
Exar Corp.*	201,342	1,274,495
LTX-Credence Corp.*	45,100	403,194
Mindspeed Technologies, Inc.*	68,500	548,000
ON Semiconductor Corp.*	81,390	852,153
Teradyne, Inc.*(a)	156,600	2,317,680
Verigy Ltd. (Singapore)*	104,260	1,560,772

		7,783,210

Software — 0.6%
CSG Systems International, Inc.*	17,400	321,552
EPIQ Systems, Inc.	74,060	1,053,133
ePocrates, Inc.*	25,200	464,688
Smith Micro Software, Inc.*	3,300	13,893
Take-Two Interactive Software, Inc.*	211,000	3,224,080

		5,077,346

Specialty Retail — 0.8%
Cato Corp. (The) (Class A Stock)	90,857	2,616,682
Children’s Place Retail Stores, Inc. (The)*(a)	64,990	2,891,405
MarineMax, Inc.*(a)	124,780	1,093,073

		6,601,160

Telecommunications — 1.6%
Anixter International, Inc.(a)	10,500	686,070
Cincinnati Bell, Inc.*	493,600	1,638,752
Comtech Telecommunications Corp.(a)	97,466	2,732,947
Consolidated Communications Holdings, Inc.(a)	94,400	1,835,136
MasTec, Inc.*(a)	189,300	3,732,996
NeoPhotonics Corp.*	9,400	65,048
Oplink Communications, Inc.*	13,000	242,190
Premiere Global Services, Inc.*	212,800	1,698,144
Symmetricon, Inc.*	48,900	285,087
Tekelec*	23,600	215,468

		13,131,838

Textiles, Apparel & Luxury Goods — 1.2%
Fossil, Inc.*	25,800	3,037,176
Hanesbrands, Inc.*	154,300	4,405,265
Timberland Co. (The) (Class A Stock)*	71,185	3,058,819

		10,501,260

Thrifts & Mortgage Finance — 0.5%
BankFinancial Corp.	13,700	116,039
BankUnited, Inc.(a)	63,570	1,687,148
MGIC Investment Corp.*	45,200	268,940

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Thrifts & Mortgage Finance (cont’d.)
People’s United Financial, Inc.	101,900	$1,369,536
Westfield Financial, Inc.	107,130	869,895

		4,311,558

Transportation — 1.1%
Aircastle Ltd. (Bermuda)	46,300	588,936
Amerco, Inc.*	11,100	1,067,265
Atlas Air Worldwide Holdings, Inc.*	57,500	3,421,825
DHT Holdings, Inc. (Marshall Islands)(a)	127,300	487,559
Excel Maritime Carriers Ltd. (Liberia)*(a)	77,500	240,250
Frontline Ltd. (Bermuda)	10,600	156,244
Gulfmark Offshore, Inc. (Class A Stock)*	37,600	1,661,544
Heartland Express, Inc.(a)	22,900	379,224
Knightsbridge Tankers Ltd. (Bermuda)(a)	2,200	48,466
Pacer International, Inc.*	56,900	268,568
Quality Distribution, Inc.*	58,600	762,972

		9,082,853

Utilities — 2.8%
AGL Resources, Inc.	103,920	4,230,583
American States Water Co.	7,400	256,484
California Water Service Group	12,700	237,617
Central Vermont Public Service Corp.	11,700	422,955
Chesapeake Utilities Corp.	9,300	372,279
El Paso Electric Co.	45,700	1,476,110
Great Plains Energy, Inc.	257,540	5,338,804
IDACORP, Inc.	90,032	3,556,264
NorthWestern Corp.	43,800	1,450,218
South Jersey Industries, Inc.	17,300	939,563
Southwest Gas Corp.	54,300	2,096,523
UIL Holdings Corp.	13,000	420,550
Westar Energy, Inc.	111,108	2,989,917
York Water Co.	11,800	195,290

		23,983,157

TOTAL COMMON STOCKS (cost $700,217,973)		822,582,777

EXCHANGE TRADED FUND — 0.1%
iShares NASDAQ Biotechnology Index Fund(a) (cost $958,865)	11,767	1,255,068

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Notes(k) (cost $566,128)
0.75%	11/30/11	$565	566,523

TOTAL LONG-TERM INVESTMENTS (cost $701,742,966)			824,404,368

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SHORT-TERM INVESTMENT — 18.0%		Value (Note 2)
	Shares

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $151,472,208; includes $140,826,859 of cash collateral for securities on loan)(b)(w)(Note 4)	151,472,208	$151,472,208

TOTAL INVESTMENTS(x) — 116.0% (cost $853,215,174 )		975,876,576
Liabilities in excess of other assets — (16.0)%		(134,774,264)

NET ASSETS — 100.0%		$841,102,312

The following abbreviation is used in the Portfolio descriptions:

NASDAQ   National Association for Securities Dealers

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $137,900,610; cash collateral of $140,826,859 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(x) Liabilities in excess of other assets includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Futures contract open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation
Long Position:
58	Russell 2000 Mini	Sep. 2011	$4,601,100	$4,787,320	$186,220

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$822,582,777	$—	$—
Exchange Traded Fund	1,255,068	—	—
U.S. Treasury Obligation	—	566,523	—
Affiliated Money Market Mutual Fund	151,472,208	—	—
Other Financial Instruments*
Futures	186,220	—	—

Total	$975,496,273	$566,523	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (16.7% represents investments purchased with collateral from securities on loan)	18.0%
Real Estate Investment Trusts	9.0
Financial – Bank & Trust	6.3
Insurance	5.4
Commercial Banks	4.7
Retail & Merchandising	4.1
Machinery	3.1
Oil & Gas	3.1
Electronic Components & Equipment	3.1
Chemicals	3.1
Utilities	2.8
Commercial Services & Supplies	2.7
Financial Services	2.1
Computer Services & Software	2.0
Capital Markets	1.9
Metals & Mining	1.9
Healthcare Services	1.9
Electric Utilities	1.8
Machinery & Equipment	1.8
Telecommunications	1.6
Industrial Products	1.5
Consumer Products & Services	1.3
Energy Equipment & Services	1.3
Textiles, Apparel & Luxury Goods	1.2
Aerospace	1.2
Household Products	1.2
Construction And Engineering	1.1
Transportation	1.1
Semiconductors	1.0
Road & Rail	1.0
Oil, Gas & Consumable Fuels	1.0
Communications Equipment	1.0
Containers & Packaging	1.0
Food & Staples Retailing	1.0
Semiconductors & Semiconductor Equipment	0.9
Gas Utilities	0.9
Paper & Forest Products	0.9
Entertainment & Leisure	0.9
Food	0.8
Internet Services	0.8
Airlines	0.8
Specialty Retail	0.8

Automotive Components	0.8%
Aerospace & Defense	0.8
Healthcare Providers & Services	0.6
Software	0.6
Diversified Financial Services	0.6
Pharmaceuticals	0.6
Environmental Services	0.5
Thrifts & Mortgage Finance	0.5
Leisure Equipment & Products	0.5
Medical Supplies & Equipment	0.5
Real Estate Management & Development	0.4
Conglomerates	0.4
Professional Services	0.4
Marine	0.4
Restaurants	0.3
Building Products	0.3
Diversified Consumer Services	0.3
Electrical Equipment	0.3
Clothing & Apparel	0.3
Broadcasting	0.3
Computers – Networking	0.3
Healthcare Products	0.3
Business Services	0.2
Household Durables	0.2
Electronics	0.2
Energy – Alternate Sources	0.2
Biotechnology	0.2
Media	0.2
Education	0.2
Computer Hardware	0.2
Hotels, Restaurants & Leisure	0.1
Exchange Traded Fund	0.1
Computers & Peripherals	0.1
Agriculture	0.1
Registered Investment Companies	0.1
Environmental Control	0.1
Internet Software & Services	0.1
Distribution/Wholesale	0.1
Office Equipment	0.1
Financial – Brokerage	0.1
Personal Services	0.1
U.S. Treasury Obligations	0.1
Printing & Publishing	0.1

116.0
Liabilities in excess of other assets	(16.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due to broker-variation margin	$186,220	*	—	$—

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(170,047)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$267,010

For the six months ended June 30, 2011, the Portfolio’s average value at trade date for futures long position was $6,645,135.

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value, including securities on loan of $137,900,610:
Unaffiliated investments (cost $701,742,966)	$824,404,368
Affiliated investments (cost $151,472,208)	151,472,208
Cash	1,015,861
Receivable for investments sold	13,301,153
Receivable for fund share sold	2,361,222
Dividends and interest receivable	1,264,368
Due from broker-variation margin	31,300
Prepaid expenses	6,569

Total Assets	993,857,049

LIABILITIES:
Payable to broker for collateral for securities on loan	140,826,859
Payable for investments purchased	11,517,243
Advisory fees payable	308,416
Accrued expenses and other liabilities	95,388
Shareholder servicing fees payable	5,197
Payable for fund share repurchased	1,110
Affiliated transfer agent fee payable	524

Total Liabilities	152,754,737

NET ASSETS	$841,102,312

Net assets were comprised of
Paid-in capital	$729,982,876
Retained earnings	111,119,436

Net assets, June 30, 2011	$841,102,312

Net asset value and redemption price per share, $841,102,312 / 59,358,632 outstanding shares of beneficial interest	$14.17

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $579 foreign withholding tax)	$5,419,480
Affiliated income from securities lending, net	383,793
Affiliated dividend income	27,253
Unaffiliated interest income	3,165

5,833,691

EXPENSES
Advisory fees	4,420,318
Shareholder servicing fees and expenses	491,146
Custodian and accounting fees	106,000
Audit fee	11,000
Trustees’ fees	9,000
Loan interest expense (Note 7)	6,493
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Insurance expenses	5,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	4,000
Shareholders’ reports	3,000
Miscellaneous	4,275

Total expenses	5,069,232
Less: shareholder servicing fee waiver	(36,243)

Net expenses	5,032,989

NET INVESTMENT INCOME	800,702

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	133,802,285
Futures transactions	(170,047)

133,632,238

Net change in unrealized appreciation (depreciation) on:
Investments	(81,850,661)
Futures	267,010

(81,583,651)

NET GAIN ON INVESTMENTS	52,048,587

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,849,289

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$800,702	$4,474,100
Net realized gain on investment transactions	133,632,238	49,780,755
Net change in unrealized appreciation (depreciation) on investments	(81,583,651)	143,738,517

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	52,849,289	197,993,372

DISTRIBUTIONS	(4,413,128)	(3,267,466)

FUND SHARE TRANSACTIONS:
Fund share sold [8,109,715 and 37,558,337 shares, respectively]	112,828,142	442,283,425
Fund share issued in reinvestment of distributions [329,830 and 289,412 shares, respectively]	4,413,128	3,267,466
Fund share repurchased [26,893,122 and 24,109,185 shares, respectively]	(381,044,730)	(277,356,542)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(263,803,460)	168,194,349

CAPITAL CONTRIBUTIONS (NOTE 4)	596,705	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(214,770,594)	362,920,255
NET ASSETS:
Beginning of period	1,055,872,906	692,952,651

End of period	$841,102,312	$1,055,872,906

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 99.0%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace & Defense — 2.8%
Boeing Co. (The)	379,500	$28,056,435
United Technologies Corp.	229,300	20,295,343

		48,351,778

Air Freight & Logistics — 0.8%
Expeditors International of Washington, Inc.	259,000	13,258,210

Automotive Parts — 0.6%
O’Reilly Automotive, Inc.*(a)	164,600	10,782,946

Beverages — 1.3%
PepsiCo, Inc.	309,400	21,791,042

Biotechnology — 3.2%
Biogen Idec, Inc.*	69,300	7,409,556
Celgene Corp.*	418,508	25,244,403
Dendreon Corp.*	175,700	6,929,608
Human Genome Sciences, Inc.*(a)	635,000	15,582,900

		55,166,467

Business Services — 2.0%
MasterCard, Inc. (Class A Stock)	117,800	35,497,852

Chemicals — 3.2%
Monsanto Co.	119,900	8,697,546
Praxair, Inc.	436,200	47,279,718

		55,977,264

Commercial Services & Supplies — 2.5%
McKesson Corp.	519,900	43,489,635

Communication Equipment — 5.4%
Juniper Networks, Inc.*	1,188,000	37,422,000
QUALCOMM, Inc.	1,008,300	57,261,357

		94,683,357

Computer Hardware — 9.3%
Apple, Inc.*	340,000	114,127,800
EMC Corp.*	1,003,600	27,649,180
NetApp, Inc.*	370,500	19,554,990

		161,331,970

Computer Services & Software — 4.9%
Accenture PLC (Class A Stock) (Ireland)	392,900	23,739,018
Nuance Communications, Inc.*(a)	899,400	19,310,118
Red Hat, Inc.*	315,100	14,463,090
salesforce.com, Inc.*	59,200	8,819,616
SanDisk Corp.*	463,700	19,243,550

		85,575,392

Distribution/Wholesale — 0.9%
Fastenal Co.(a)	441,000	15,871,590

Diversified Operations — 1.9%
3M Co.	347,800	32,988,830

Electronic Components — 1.2%
Emerson Electric Co.	379,500	21,346,875

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Financial – Bank & Trust — 1.3%
JPMorgan Chase & Co.	568,500	$23,274,390

Financial Services — 3.1%
Franklin Resources, Inc.	318,500	41,815,865
IntercontinentalExchange, Inc.*(a)	102,700	12,807,717

		54,623,582

Food — 0.6%
Whole Foods Market, Inc.	176,900	11,224,305

Healthcare Products — 0.7%
Baxter International, Inc.	215,300	12,851,257

Healthcare Services — 1.3%
UnitedHealth Group, Inc.(a)	436,500	22,514,670

Hotels, Restaurants & Leisure — 6.1%
Carnival Corp. (Panama)	684,400	25,753,972
Chipotle Mexican Grill, Inc.*(a)	53,600	16,518,984
Las Vegas Sands Corp.*	444,100	18,745,461
Marriott International, Inc. (Class A Stock)(a)	923,441	32,772,921
Starwood Hotels & Resorts Worldwide, Inc.(a)	224,800	12,597,792

		106,389,130

Internet & Catalog Retail — 1.1%
Liberty Media Holding Corp. – Interactive (Class A Stock)*	1,134,200	19,020,534

Internet Services — 12.7%
Amazon.com, Inc.*(a)	332,747	68,043,434
Baidu, Inc., ADR (Cayman Islands)*	221,400	31,024,782
Ctrip.com International Ltd., ADR (Cayman Islands)*(a)	258,100	11,118,948
eBay, Inc.*	400,000	12,908,000
Google, Inc. (Class A Stock)*	131,360	66,518,077
priceline.com, Inc.*	60,700	31,074,151

		220,687,392

Media — 1.0%
Walt Disney Co. (The)	450,700	17,595,328

Medical Supplies & Equipment — 2.1%
Edwards Lifesciences Corp.*(a)	182,000	15,866,760
Stryker Corp.	344,000	20,189,360

		36,056,120

Metal Fabricate/Hardware — 1.8%
Precision Castparts Corp.	187,100	30,806,015

Metals & Mining — 1.4%
Peabody Energy Corp.	405,500	23,888,005

Oil, Gas & Consumable Fuels — 8.1%
Cimarex Energy Co.	182,700	16,428,384
EOG Resources, Inc.	371,800	38,871,690
FMC Technologies, Inc.*	335,529	15,028,344
Range Resources Corp.(a)	519,900	28,854,450
Schlumberger Ltd. (Curacao)	488,800	42,232,320

		141,415,188

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Pharmaceuticals — 2.1%
Express Scripts, Inc.*	448,700	$24,220,826
Valeant Pharmaceuticals International, Inc. (Canada)(a)	223,300	11,602,668

		35,823,494

Real Estate — 0.6%
CB Richard Ellis Group, Inc. (Class A Stock)*	449,273	11,281,245

Retail & Merchandising — 5.3%
Danaher Corp.	1,105,600	58,585,744
Dollar General Corp.*(a)	472,700	16,019,803
Starbucks Corp.	452,500	17,869,225

		92,474,772

Semiconductors — 0.9%
Rovi Corp.*(a)	275,400	15,796,944

Semiconductors & Semiconductor Equipment — 1.8%
Broadcom Corp. (Class A Stock)	951,700	32,015,188

Telecommunications — 3.7%
Corning, Inc.	1,395,600	25,330,140
Crown Castle International Corp.*	955,955	38,993,404

		64,323,544

Transportation — 3.3%
Union Pacific Corp.	232,300	24,252,120

United Parcel Service, Inc. (Class B Stock)	450,800	32,876,844

		57,128,964

TOTAL LONG-TERM INVESTMENTS (cost $1,476,752,013)		1,725,303,275

SHORT-TERM INVESTMENT — 10.9%		Value (Note 2)
	Shares

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $190,309,226; includes $182,778,153 of cash collateral for securities on loan) (b)(w)(Note 4)	190,309,226	$190,309,226

TOTAL INVESTMENTS — 109.9% (cost $1,667,061,239)		1,915,612,501
Liabilities in excess of other assets — (9.9)%		(173,171,734)

NET ASSETS — 100.0%		$1,742,440,767

The following abbreviation is used in the Portfolio descriptions:

ADR  American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $179,187,622; cash collateral of $182,778,153 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,725,303,275	$—	$—
Affiliated Money Market Mutual Fund	190,309,226	—	—

Total	$1,915,612,501	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Internet Services	12.7%
Affiliated Money Market Mutual Fund
(10.5% represents investments purchased with collateral from securities on loan)	10.9
Computer Hardware	9.3
Oil, Gas & Consumable Fuels	8.1
Hotels, Restaurants & Leisure	6.1
Communication Equipment	5.4
Retail & Merchandising	5.3
Computer Services & Software	4.9
Telecommunications	3.7
Transportation	3.3
Chemicals	3.2
Biotechnology	3.2
Financial Services	3.1
Aerospace & Defense	2.8
Commercial Services & Supplies	2.5
Medical Supplies & Equipment	2.1
Pharmaceuticals	2.1
Business Services	2.0
Diversified Operations	1.9
Semiconductors & Semiconductor Equipment	1.8
Metal Fabricate/Hardware	1.8
Metals & Mining	1.4
Financial – Bank & Trust	1.3
Healthcare Services	1.3
Beverages	1.3
Electronic Components	1.2
Internet & Catalog Retail	1.1
Media	1.0
Distribution/Wholesale	0.9
Semiconductors	0.9
Air Freight & Logistics	0.8
Healthcare Products	0.7
Real Estate	0.6
Food	0.6
Automotive Parts	0.6

109.9
Liabilities in excess of other assets	(9.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value, including securities on loan of $179,187,622:
Unaffiliated investments (cost $1,476,752,013)	$1,725,303,275
Affiliated investments (cost $190,309,226)	190,309,226
Cash	1,176,354
Receivable for investments sold	22,468,162
Dividends receivable	587,957
Receivable for fund share sold	211,876
Prepaid expenses	2,685

Total Assets	1,940,059,535

LIABILITIES:
Payable to broker for collateral for securities on loan	182,778,153
Payable for investments purchased	14,097,359
Advisory fees payable	527,295
Payable for fund share repurchased	143,708
Accrued expenses and other liabilities	62,521
Shareholder servicing fees payable	7,807
Deferred trustees’ fees	1,401
Affiliated transfer agent fee payable	524

Total Liabilities	197,618,768

NET ASSETS	$1,742,440,767

Net assets were comprised of:
Paid-in capital	$1,775,052,974
Retained earnings	(32,612,207)

Net assets, June 30, 2011	$1,742,440,767

Net asset value and redemption price per share, $1,742,440,767 / 134,464,375 outstanding shares of beneficial interest	$12.96

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $18,194 foreign withholding tax)	$6,218,764
Affiliated income from securities lending, net	81,620
Affiliated dividend income	19,580

6,319,964

EXPENSES
Advisory fees	7,445,024
Shareholder servicing fees and expenses	846,715
Custodian and accounting fees	102,000
Trustees’ fees	11,000
Audit fee	9,000
Insurance expenses	7,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Loan interest expense (Note 7)	44
Miscellaneous	7,079

Total expenses	8,447,862
Less: shareholder servicing fee waiver	(142,439)

Net expenses	8,305,423

NET INVESTMENT LOSS	(1,985,459)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	104,267,888
Net change in unrealized appreciation (depreciation)on investments	(28,770,962)

NET GAIN ON INVESTMENTS	75,496,926

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,511,467

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(1,985,459)	$(2,418,897)
Net realized gain on investment transactions	104,267,888	105,189,007
Net change in unrealized appreciation (depreciation) on investments	(28,770,962)	105,709,113

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	73,511,467	208,479,223

FUND SHARE TRANSACTIONS:
Fund share sold [20,153,855 and 70,617,639 shares, respectively]	260,595,264	756,145,729
Fund share repurchased [11,526,381 and 29,030,957 shares, respectively]	(149,258,848)	(307,426,830)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	111,336,416	448,718,899

TOTAL INCREASE IN NET ASSETS	184,847,883	657,198,122

NET ASSETS:
Beginning of period	1,557,592,884	900,394,762

End of period	$1,742,440,767	$1,557,592,884

SEE NOTES TO FINANCIAL STATEMENTS.

A254

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1.	General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2011 consisted of 62 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to 31 Portfolios listed below together with their investment objectives.

Purchases of shares of the Portfolios may be made only by separate accounts of Participating Insurance Companies for the purpose of investing assets attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Trust based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives:

AST Academic Strategies Asset Allocation Portfolio (“Academic Strategies”): Long-term capital appreciation.

AST Advanced Strategies Portfolio (“Advanced Strategies”): High level of absolute return by using traditional and non-traditional investment strategies and by investing in domestic and foreign equities and fixed income securities, derivative instruments and other investment companies.

AST AllianceBernstein Core Value Portfolio (“AllianceBernstein Core Value”): Long-term capital growth.

AST American Century Income & Growth Portfolio (“American Century Income & Growth”): Capital growth and, secondarily, current income.

AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”): Highest potential total return consistent with its specified level of risk tolerance.

AST BlackRock Value Portfolio (“BlackRock Value”) formerly known as the AST Value Portfolio: Maximum growth of capital by investing primarily in the value stocks of larger companies.

AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”): Highest potential total return consistent with its specified level of risk.

AST CLS Growth Asset Allocation Portfolio (“CLS Growth Asset Allocation”): Highest potential total return consistent with its level of risk tolerance.

AST CLS Moderate Asset Allocation Portfolio (“CLS Moderate Asset Allocation”): Highest potential total return consistent with its level of risk tolerance.

AST Federated Aggressive Growth Portfolio (“Federated Aggressive Growth”): Capital growth.

AST Goldman Sachs Concentrated Growth Portfolio (“Goldman Sachs Concentrated Growth”): Long-term growth of capital.

AST Goldman Sachs Large-Cap Value Portfolio (“Goldman Sachs Large-Cap Value”) formerly known as the AST AllianceBernstein Growth & Income Portfolio: Long-term growth of capital.

AST Goldman Sachs Mid-Cap Growth Portfolio (“Goldman Sachs Mid-Cap Growth”): Long-term growth of capital.

AST Goldman Sachs Small-Cap Value Portfolio (“Goldman Sachs Small-Cap Value”): Long-term capital appreciation.

AST Horizon Growth Asset Allocation Portfolio (“Horizon Growth Asset Allocation”): Highest potential total return consistent with its level of risk tolerance.

AST Horizon Moderate Asset Allocation Portfolio (“Horizon Moderate Asset Allocation”): Highest potential total return consistent with its level of risk tolerance.

B1

AST Investment Grade Bond Portfolio (“Investment Grade Bond”): Maximize total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of currrent income and capital appreciation.

AST Jennison Large-Cap Growth Portfolio (“Jennison Large-Cap Growth”): Long-term growth of capital.

AST Jennison Large-Cap Value Portfolio (“Jennison Large-Cap Value”): Capital appreciation.

AST Large-Cap Value Portfolio (“Large-Cap Value”): Current income and long-term growth of income, as well as capital appreciation.

AST Marsico Capital Growth Portfolio (“Marsico Capital Growth”): Capital growth.

AST MFS Growth Portfolio (“MFS Growth”): Long-term growth of capital and future, rather than current, income.

AST Mid-Cap Value Portfolio (“Mid-Cap Value”): Capital growth by investing primarily in mid-capitalization stocks that appear to be undervalued.

AST Money Market Portfolio (“Money Market”): High current income and maintain high levels of liquidity.

AST Neuberger Berman Mid-Cap Growth Portfolio (“Neuberger Berman Mid-Cap Growth”): Capital growth.

AST Neuberger Berman/LSV Mid-Cap Value Portfolio (“Neuberger Berman/LSV Mid-Cap Value”): Capital growth.

AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”): Highest potential total return consistent with its specified level of risk tolerance.

AST Quantitative Modeling Portfolio (“AST Quantitative Modeling”): High potential return while attempting to mitigate downside risk during adverse market cycles.

AST Small-Cap Growth Portfolio (“Small-Cap Growth”): Long-term capital growth.

AST Small-Cap Value Portfolio (“Small-Cap Value”): Long-term growth of capital by investing primarily in small capitalization stocks that appear to be undervalued.

AST T. Rowe Price Large-Cap Growth Portfolio (“T. Rowe Price Large-Cap Growth”): Long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

2.	Accounting Policies

The following accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Trust and the Portfolios in the preparation of their financial statements.

Security Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official NASDAQ closing price (“NOCP”) on the day of valuation or if there was no NOCP at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the co-managers, in consultation with the subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale, on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolio’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the

B2

issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Money Market uses amortized cost to value its short-term debt securities. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities that are held in the other Portfolios, which mature in more than 60 days, are valued at fair value and those short-term debt securities, of sufficient credit quality, which mature in 60 days or less are valued at amortized cost which approximates fair value.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Trustees of the Trust, each Portfolio may invest up to 15% of its net assets in illiquid securities (except for the Money Market Portfolio, which is limited to 10% of net assets). Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based at the current rates of exchange. Purchases and sales of Portfolio securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currencies and foreign currency contracts gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Portfolio securities, resulting from changes in exchange rates.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting agreement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

B3

Options: Certain Portfolios (except for Money Market) either purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. A few Portfolios used futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

Short Sales: Certain Portfolios of the Trust may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at

B4

which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations: Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participant.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Swap Agreements: Certain Portfolios of the Trust may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Certain Portfolios used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. Certain Portfolios purchased credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Certain Portfolios used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Certain Portfolios took an active short position with respect to the likelihood of a particular issuer’s default by selling credit default swaps. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

B5

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swap: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Portfolio is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2011, none of the Portfolios have met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights: Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

B6

Delayed Delivery Transactions: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Security Loans: The Portfolios may lend their portfolio securities to broker-dealers. Security loans are limited to 33 1/3% of the total assets of the respective portfolio. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolios. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market. The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolios also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls: The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level.

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions: Distributions, if any, from net investment income are declared and paid at least annually by all Portfolios other than Money Market. In the case of Money Market, distributions are declared daily and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Net realized gains from investment transactions, if any, are distributed at least annually.

B7

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Portfolios have entered into investment management agreements with AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager”) which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. At June 30, 2011, the Investment Manager has engaged the following firms as Sub-advisers for their respective Portfolios:

AllianceBernstein L.P. for AllianceBernstein Core Value;

Alpha Simplex Group, LLC for a portion of Academic Strategies;

American Century Investment Management, Inc. for American Century Income & Growth;

AQR Capital Management, LLC/CNH Partners, LLC for a portion of Academic Strategies;

Bache Asset Management (formerly Prudential Bache Asset Management) for a portion of Academic Strategies effective July 1, 2011;

BlackRock Investment Management, LLC for BlackRock Value;

Clear Bridge Advisors for a portion of Small-Cap Value;

CLS Investments LLC for CLS Growth Asset Allocation and CLS Moderate Asset Allocation;

Eagle Asset Management, Inc. for Small-Cap Growth;

Earnest Partners LLC, for a portion of Mid-Cap Value;

Eaton Vance Management for a portion of Large-Cap Value;

Federated Equity Management Company of Pennsylvania for Federated Aggressive Growth;

First Quadrant, L.P. for a portion of Academic Strategies;

Goldman Sachs Asset Management, L.P. for Goldman Sachs Concentrated Growth, Goldman Sachs Large-Cap Value, Goldman Sachs Small-Cap Value, Goldman Sachs Mid-Cap Growth;

Horizon Investments, LLC for Horizon Growth Asset Allocation and Horizon Moderate Asset Allocation;

Hotchkis and Wiley Capital Management, LLC for a portion of Large-Cap Value;

Jennison Associates LLC for Jennison Large-Cap Growth, Jennison Large-Cap Value and a portion of Academic Strategies;

J.P. Morgan Investment Management, Inc. for a portion of Small-Cap Value;

Lee Munder Investments Ltd. for a portion of Small-Cap Value;

LSV Asset Management for a portion of Advanced Strategies and a portion of Neuberger Berman/LSV Mid-Cap Value;

Marsico Capital Management LLC for Marsico Capital Growth and a portion of Advanced Strategies;

Massachusetts Financial Services Company (“MFS”) for MFS Growth;

Neuberger Berman Management, Inc. for a portion of Neuberger Berman/LSV Mid-Cap Value and Neuberger Berman Mid-Cap Growth;

Pacific Investment Management Company LLC (“PIMCO”) for a portion of Advanced Strategies and a portion of Academic Strategies;

PI, through its Strategic Investment Research Group team, also directly manages a portion of the assets of the Advanced Strategies, Academic Strategies and manages Capital Growth Asset Allocation, Balanced Asset Allocation, and Preservation Asset Allocation. Quantitative Management Associates provides certain sub-advisory services to the portfolios;

B8

Prudential Bache Asset Management for a portion of Academic Strategies through the end of business of June 30, 2011;

Prudential Investment Management, Inc. (“PIM”) for Investment Grade Bond and Money Market;

Quantitative Management Associates LLC (“QMA”) for Quantitative Modeling Portfolio and a portion of Academic Strategies and a portion of Advanced Strategies;

T. Rowe Price Associates, Inc. for T. Rowe Price Large-Cap Growth and a portion of Advanced Strategies;

WEDGE Capital Management, LLP for a portion of Mid-Cap Value;

William Blair & Company, LLC for a portion of Advanced Strategies.

Advisory Fees and Expense Limitations: The Investment Manager receives a fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has voluntarily agreed to waive a portion of their management fee and/or reimburse each Portfolio an amount equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceed the percentage stated below, of the Portfolio’s average daily net assets. Each waiver/reimbursement is voluntary and may be modified or terminated by the investment manager at any time without notice.

	Advisory Fees	Effective Advisory Fees	Expense Limitations

Academic Strategies*	0.72%†	0.59%	0.64%**
Advanced Strategies	0.85%†	0.85%	N/A
AllianceBernstein Core Value	0.75%	0.73%	0.88%**
American Century Income & Growth	0.75%	0.74%	0.90%**
Balanced Asset Allocation	0.15%†	0.15%	N/A
BlackRock Value	0.85%	0.85%	N/A
Capital Growth Asset Allocation	0.15%†	0.15%	N/A
CLS Growth Asset Allocation	0.30%†	0.21%	N/A
CLS Moderate Asset Allocation	0.30%†	0.21%	N/A
Federated Aggressive Growth	0.95%	0.95%	1.11%
Goldman Sachs Concentrated Growth	0.90%	0.90%	N/A
Goldman Sachs Large-Cap Value	0.75%	0.75%	0.87%**
Goldman Sachs Mid-Cap Growth	1.00%	1.00%	N/A
Goldman Sachs Small-Cap Value	0.95%	0.95%	N/A
Horizon Growth Asset Allocation	0.30%†	0.23%	N/A
Horizon Moderate Asset Allocation	0.30%†	0.23%	N/A
Investment Grade Bond	0.65% first $500 million; 0.64% in excess of $500 million	0.64%	1.00%†††
Jennison Large-Cap Growth	0.90%	0.90%	1.05%
Jennison Large-Cap Value	0.75%	0.75%	0.88%
Large-Cap Value	0.75%	0.75%	0.85%**
Marsico Capital Growth	0.90%	0.84%	0.93%**
MFS Growth	0.90%	0.90%	N/A**
Mid-Cap Value	0.95%	0.95%	N/A
Money Market	0.50%††	0.11%	0.56%**
Neuberger Berman Mid-Cap Growth	0.90% first $1 billion; 0.85% in excess of $1 billion	0.90%	1.25%**
Neuberger Berman/LSV Mid-Cap Value	0.90% first $1 billion; 0.85% in excess of $1 billion	0.90%	N/A
Preservation Asset Allocation	0.15%†	0.15%	N/A
Quantitative Modeling	0.25%	—#	0.30%##
Small-Cap Growth	0.90%	0.90%	N/A
Small-Cap Value	0.90%	0.90%	N/A
T. Rowe Price Large-Cap Growth	0.90% first $1 billion; 0.85% in excess of $1 billion	0.88%	N/A

*   The Investment Manager has voluntarily agreed to reimburse expenses and/or waive fees so that the Academic Strategies Portfolio’s “Underlying Fund Fees and Expenses” do not exceed 0.685% of the Portfolio’s average daily net assets. For purposes of applying this voluntary expense cap, “Underlying Fund Fees and Expenses” shall not include, and the Investment Manager shall not reimburse expenses or waive fees with respect to, taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees,

B9

and extraordinary expenses incurred by the relevant Underlying Funds. This arrangement will be monitored and applied daily based upon the Academic Strategies Portfolio’s then current holdings of the Underlying Funds and the expense ratios of the relevant Underlying Funds as of their most recent fiscal year end. Because the expense ratios of the relevant Underlying Funds will change over time and may be higher than the expense ratios as of their most recent fiscal year end, it is possible that the Academic Strategies Portfolio’s actual “Underlying Fund Fees and Expenses” may be higher than 0.685% of the Portfolio’s average daily net assets. The arrangements relating to the Portfolio’s “Underlying Fund Fees and Expenses” are voluntary and are subject to termination or modification at any time without prior notice.

** Expense limitations are as noted in the table below.

	January 1, 2011 – June 30, 2011 Expense Limitations		Effective July 1, 2011 Expense Limitations

Academic Strategies	0.64%		N/A
AllianceBernstein Core Value	0.88%		0.87%
American Century Income & Growth	0.90%		0.88%
Goldman Sachs Large-Cap Value	0.87%		N/A
Large-Cap Value	0.85%		0.79%
Marsico Capital Growth	0.93%		N/A
MFS Growth	N/A		0.88%
Money Market	0.56%		N/A
Neuberger Berman Mid-Cap Growth	1.25%		N/A
† The Investment Manager has voluntarily agreed to waive a portion of its advisory fees as follows:
	First $100 million	Next $100 million	In Excess of $200 million

CLS Growth Asset Allocation	0.00%	0.05%	0.10%
CLS Moderate Asset Allocation	0.00%	0.05%	0.10%

	First $250 million	Next $500 million	In Excess of $750 million

Horizon Growth Asset Allocation	0.00%	0.05%	0.10%
Horizon Moderate Asset Allocation	0.00%	0.05%	0.10%

Effective July 1, 2011, the Investment Manager has voluntarily agreed to waive a portion of its advisory fees as follows:

	In Excess of $6,500 million
Academic Strategies	0.01%
	In Excess of $5,500 million
Advanced Strategies	0.01%
	In Excess of $5,000 million
Balanced Asset Allocation	0.01%
Capital Growth Asset Allocation	0.01%
Preservation Asset Allocation	0.01%

††     For the six months ended June 30, 2011, the Investment Manager has voluntarily agreed to limit the advisory fees of the Money Market Portfolio such that the 1-day yield (without gain or loss) does not fall below 0.02%. The waiver/reimbursement is voluntary and may be modified or terminated by AST Investment Services, Inc. and PI at any time without notice. During the six months ended June 30, 2011, the Investment Manager has reimbursed the Portfolio as a result of this voluntary agreement in the amount of $5,953,557, 0.35% of the Money Market Portfolio’s average daily net assets.

In addition to the voluntary expense limitation of the Money Market Portfolio listed above, the Investment Managers (Prudential Investments LLC and AST Investment Services) contractually waived 0.01% of their investment management fees for the Portfolio through May 31, 2011.

†††  Expense limitation is contractual through April 30, 2012.

#      The advisory fee amount waived exceeds the advisory fee for the current period.

##    Expense limitation is contractual through May 1, 2012.

AST Investment Services, Inc., PI, PIM, Jennison, QMA and Prudential Bache Asset Management (through June 30, 2011) are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

B10

4.	Other Transactions with Affiliates

The Trust, excluding Capital Growth Asset Allocation Portfolio, Balanced Asset Allocation Portfolio, CLS Growth Asset Allocation Portfolio, CLS Moderate Asset Allocation Portfolio, Horizon Growth Asset Allocation Portfolio, Horizon Moderate Asset Allocation Portfolio, and Preservation Asset Allocation Portfolio, has entered into an agreement with Prudential Annuities Life Assurance Corporation (“PALAC”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc., pursuant to which the Portfolios pay PALAC a shareholder servicing fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. The Academic Strategies Asset Allocation Portfolio generally invests approximately 65% of its assets in the Underlying Trust Portfolios, therefore only 35% of its assets will be directly subject to the shareholder servicing fee. The Investment Manager has voluntarily agreed to waive a portion of the 0.10% shareholder servicing fee based on the following fee structure: 0.10% on average daily net assets up to $500 million (no waiver), 0.09% on average daily net assets of the next $250 million (0.01% waiver), 0.08% on average daily net of the next $250 million (0.02% waiver), and 0.07% on average daily net assets in excess of $1 billion (0.03% waiver). Effective July 1, 2011, the Investment Manager has voluntarily agreed to waive a portion of the 0.10% shareholder servicing fee based on the following fee structure: 0.10% on average daily net assets up to $300 million (no waiver), 0.08% on average daily net assets on the next $200 million (0.02% waiver), 0.07% on average daily net of the next $250 million (0.03% waiver), and 0.06% on average daily net assets in excess of $750 million (0.04% waiver).

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

PIM, an indirect, wholly-owned subsidiary of Prudential Financial, Inc., acts as the Trust’s securities lending agent. For the six months ended June 30, 2011, PIM was compensated as follows for these services by the Portfolios:

PIM

Academic Strategies	$135,695
Advanced Strategies	244,468
AllianceBernstein Core Value	9,983
American Century Income & Growth	4,183
BlackRock Value	96,404
CLS Growth Asset Allocation	12,973
CLS Moderate Asset Allocation	12,789
Federated Aggressive Growth	345,227
Goldman Sachs Concentrated Growth	11,790
Goldman Sachs Large-Cap Value	4,359
Goldman Sachs Mid-Cap Growth	96,683
Goldman Sachs Small-Cap Value	40,386
Horizon Growth Asset Allocation	17,599
Horizon Moderate Asset Allocation	13,128
Investment Grade Bond	5,856
Jennison Large-Cap Growth	18,041
Jennison Large-Cap Value	15,531
Large-Cap Value	47,750
Marsico Capital Growth	178,957
MFS Growth	53,409
Mid-Cap Value	12,990
Neuberger Berman Mid-Cap Growth	38,129
Neuberger Berman/LSV Mid-Cap Value	22,614
Small-Cap Growth	96,970
Small-Cap Value	114,874
T. Rowe Price Large-Cap Growth	24,474

B11

During the six months ended June 30, 2011, some Portfolios received amounts (as noted in the table below) related to an affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares. This amount is presented in the Statement of Changes in Net Assets. The Portfolios were not involved in the proceedings or in the calculation of the amount of the settlement.

Amount

AllianceBernstein Core Value	$74,431
American Century Income & Growth	23,240
Goldman Sachs Small-Cap Value	377,705
Large-Cap Value	278,693
Mid-Cap Value	2,523
Neuberger Berman Mid-Cap Growth	208,652
Neuberger Berman/LSV Mid-Cap Value	512,196
Small-Cap Value	596,705

5.	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2011 were as follows:

	Cost of Purchases	Proceeds from Sales

Academic Strategies	$1,798,146,274	$1,411,401,927
Advanced Strategies	2,136,739,720	1,378,944,638
AllianceBernstein Core Value	85,950,063	86,387,534
American Century Income & Growth	111,748,032	94,438,805
Balanced Asset Allocation	1,970,038,163	1,345,736,549
BlackRock Value	1,340,383,535	931,119,697
Capital Growth Asset Allocation	2,240,450,807	1,689,343,828
CLS Growth Asset Allocation	963,895,235	432,452,569
CLS Moderate Asset Allocation	997,921,865	537,438,600
Federated Aggressive Growth	384,300,462	414,885,030
Goldman Sachs Concentrated Growth	479,875,453	389,244,332
Goldman Sachs Large-Cap Value	1,566,136,726	1,008,853,945
Goldman Sachs Mid-Cap Growth	215,306,059	276,439,226
Goldman Sachs Small-Cap Value	277,615,813	124,631,691
Horizon Growth Asset Allocation	982,185,781	621,797,715
Horizon Moderate Asset Allocation	1,005,081,442	721,944,487
Investment Grade Bond	65,401,931	146,698,245
Jennison Large-Cap Growth	775,669,875	388,107,898
Jennison Large-Cap Value	660,143,247	540,318,414
Large-Cap Value	1,077,894,161	1,887,065,221
Marsico Capital Growth	1,291,830,794	1,063,831,581
MFS Growth	751,192,380	1,275,153,185
Mid-Cap Value	91,744,706	60,562,543
Neuberger Berman Mid-Cap Growth	158,634,995	244,651,122
Neuberger Berman/LSV Mid-Cap Value	100,460,423	88,565,677
Preservation Asset Allocation	1,380,831,927	989,959,607
Quantitative Modeling	15,964,336	835,404
Small-Cap Growth	172,791,086	223,102,262
Small-Cap Value	233,641,472	495,421,231
T. Rowe Price Large-Cap Growth	630,348,852	534,332,104

B12

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2011 is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Academic Strategies Asset Allocation
BlackRock Value	$82,418,640	$26,739,843	$7,365,936	$708,919	$108,008,603
Cohen & Steers Realty	290,607,189	30,189,973	8,891,202	2,113,332	342,451,145
Federated Aggressive Growth	2,967,410	341,348	33,191	10,423	3,408,944
Global Real Estate	304,532,277	36,306,077	6,987,229	6,522,813	344,202,425
Goldman Sachs Concentrated Growth	92,502,886	9,622,488	11,870,439	126,852	93,862,916
Goldman Sachs Large-Cap Value	—	35,591,704	65,239	—	36,332,128
Goldman Sachs Mid-Cap Growth	84,817,863	12,819,166	3,829,786	4,546,037	93,070,656
Goldman Sachs Small Cap Value	—	41,340,587	3,331,914	158,537	38,653,469
High Yield	365,455,556	67,319,264	76,429,395	20,972,506	352,071,362
International Growth	405,166,272	76,642,215	30,915,974	2,621,908	451,596,005
International Value	468,922,709	87,113,525	48,580,366	6,464,693	528,841,706
Jennison Large-Cap Growth	54,909,389	27,413,447	10,696,352	—	76,725,218
Jennison Large-Cap Value	48,273,285	24,465,354	21,111,361	409,029	53,425,702
Large-Cap Value	198,092,822	19,153,119	57,180,148	2,218,158	162,491,744
Lord Abbett Core Fixed-Income	—	49,679,204	204,515	811,014	48,603,790
Marsico Capital Growth	75,558,301	27,563,747	11,870,439	251,173	96,195,699
MFS Growth	92,225,109	6,547,046	46,422,264	183,538	56,093,670
Mid-Cap Value	106,101,011	10,560,679	10,995,743	632,924	112,401,769
Money Market	125,875	13	—	13	125,888
Neuberger Berman Mid-Cap Growth	87,056,179	8,273,129	7,829,786	—	95,982,862
Parametric Emerging Markets Equity	489,554,746	64,897,236	90,364,364	3,408,007	461,347,007
PIMCO Limited Maturity Bond	683,520	17,831	—	17,831	692,901
PIMCO Total Return Bond	257,441,813	90,836,304	23,480,179	16,085,722	316,426,435
Prudential Jennison Market
Neutral Fund (Class Z shares)	2,774,724	—	—	—	2,766,299
QMA US Equity Alpha	190,182,444	19,335,489	18,305,665	1,332,654	206,776,561
Small-Cap Growth	3,734,425	330,925	33,191	—	4,532,377
Small-Cap Value	145,666,247	11,886,151	50,245,743	581,195	113,787,963
T. Rowe Price Large-Cap Growth	55,881,108	5,397,382	7,622,264	—	56,282,068
T. Rowe Price Natural Resources	50,260,183	4,321,825	27,337,097	143,579	28,025,383
Western Asset Core Plus Bond	110,885,043	34,803,849	22,890,215	4,844,511	121,079,192

	$4,066,797,026	$829,508,920	$604,889,997	$75,165,368	$4,406,261,887

Balanced Asset Allocation
BlackRock Value	$326,652,188	$126,547,468	$30,216,834	$2,868,824	$447,544,353
Federated Aggressive Growth	59,182,318	4,367,028	14,038,098	159,700	52,353,099
Goldman Sachs Concentrated Growth	383,818,119	38,997,581	18,627,756	562,234	419,110,006
Goldman Sachs Large-Cap Value	—	146,531,104	50,012	—	149,802,467
Goldman Sachs Mid-Cap Growth	50,189,316	5,046,102	30,851,096	1,236,792	25,606,387
Goldman Sachs Small-Cap Value	—	31,914,783	6,207,783	107,259	26,208,496
High Yield	157,846,743	29,039,860	41,981,708	8,537,994	143,793,559
International Growth	369,912,796	81,643,584	40,653,627	—	410,710,613
International Value	372,947,969	85,067,988	62,808,627	5,067,158	411,627,214
Jennison Large-Cap Growth	233,208,198	108,556,129	23,330,004	2,402,754	340,158,861
Jennison Large-Cap Value	196,624,771	105,487,723	85,896,547	1,729,588	222,581,626
Large-Cap Value	789,846,315	103,162,761	228,655,501	9,129,399	672,940,054
Lord Abbett Core Fixed-Income	—	270,899,711	2,480,544	4,429,606	263,841,654
Marsico Capital Growth	314,016,283	108,413,361	15,195,555	1,115,162	427,851,129
MFS Growth	384,460,122	22,669,797	170,766,057	819,293	251,867,466
Mid-Cap Value	41,537,689	3,594,121	1,636,210	258,167	46,128,639
Money Market	143,604,033	14,245	—	14,245	143,618,278
Neuberger Berman Mid-Cap Growth	51,447,161	3,584,310	32,821,096	—	26,414,201
Parametric Emerging Markets Equity	132,993,347	8,986,308	80,597,821	466,335	59,875,189
PIMCO Limited Maturity Bond	—	56,132,728	1,244,254	1,396,025	54,018,863

B13

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Balanced Asset Allocation (continued)
PIMCO Total Return Bond	$1,509,365,363	$428,196,967	$170,268,744	$88,051,082	$1,724,118,755
Small-Cap Growth	59,868,736	4,207,328	18,325,098	—	53,087,256
Small-Cap Value	115,169,307	7,606,572	50,003,413	399,441	78,377,268
T. Rowe Price Global Bond	236,306	8,040	—	8,040	246,267
T. Rowe Price Large-Cap Growth	235,296,798	23,551,208	18,061,654	—	251,751,622
T. Rowe Price Natural Resources	89,788,803	6,297,612	59,742,063	194,093	37,965,240
Western Asset Core Plus Bond	650,173,776	159,513,744	141,276,447	26,503,537	659,966,270

	$6,668,186,457	$1,970,038,163	$1,345,736,549	$155,456,728	$7,401,564,832

Capital Growth Asset Allocation
BlackRock Value	$474,585,885	$171,725,302	$38,348,874	$4,136,224	$643,098,996
Federated Aggressive Growth	87,416,798	6,009,391	23,626,758	228,765	74,095,542
Goldman Sachs Concentrated Growth	558,732,705	46,556,191	24,222,364	810,613	602,429,845
Goldman Sachs Large-Cap Value	—	211,458,963	135,811	—	216,115,093
Goldman Sachs Mid-Cap Growth	73,748,033	7,228,610	46,487,664	1,786,387	36,265,303
Goldman Sachs Small-Cap Value	—	47,081,015	10,678,379	154,708	37,071,945
High Yield	108,230,688	20,760,747	24,350,854	6,160,697	103,392,644
International Growth	530,883,489	104,821,722	51,921,379	3,383,528	583,721,045
International Value	534,765,092	110,223,429	82,781,379	7,135,234	585,726,198
Jennison Large-Cap Growth	331,102,367	159,213,989	32,107,891	—	488,961,566
Jennison Large-Cap Value	286,278,138	152,500,127	128,303,564	2,494,367	319,594,171
Large-Cap Value	1,134,038,369	156,100,103	334,495,265	13,161,216	967,088,390
Lord Abbett Core Fixed-Income		194,187,542	3,448,695	3,168,129	187,349,789
Marsico Capital Growth	449,240,570	163,257,475	26,872,364	1,607,970	615,070,379
MFS Growth	556,513,135	32,943,976	249,718,419	1,181,282	362,022,453
Mid-Cap Value	60,470,199	5,175,151	3,975,863	369,917	65,455,380
Money Market	165,804,456	16,446	—	16,355	165,820,902
Neuberger Berman Mid-Cap Growth	78,537,346	4,967,223	52,507,664	—	37,390,218
Parametric Emerging Markets Equity	189,550,971	14,399,974	114,377,933	672,804	87,390,953
PIMCO Limited Maturity Bond	—	40,237,827	713,043	1,008,010	38,851,891
PIMCO Total Return Bond	1,006,511,499	389,686,396	138,590,841	62,919,053	1,224,620,879
Small-Cap Growth	87,309,686	5,780,626	28,401,758	—	75,705,895
Small-Cap Value	170,807,832	10,758,797	78,278,137	573,853	111,678,788
T. Rowe Price Global Bond	809,702	27,550	—	27,550	843,835
T. Rowe Price Natural Resources	114,703,927	9,120,213	72,232,634	279,594	53,274,479
Western Asset Core Plus Bond	435,456,959	141,395,475	100,197,876	18,962,303	469,676,162

	$7,769,696,725	$2,240,450,807	$1,689,343,828	$130,238,559	$8,514,597,781

CLS Growth Asset Allocation
BlackRock Value	$70,300,318	$56,679,444	$3,370,360	$818,415	$129,312,765
Federated Aggressive Growth	53,527,447	18,774,345	3,834,500	219,345	71,242,934
Goldman Sachs Concentrated Growth	79,223,431	43,408,685	727,500	162,882	125,334,037
Goldman Sachs Large-Cap Value	—	42,509,708	—	—	43,486,686
Goldman Sachs Mid-Cap Growth	10,736,255	4,693,575	8,135,000	352,680	7,517,363
International Growth	229,609,857	75,038,436	7,011,000	1,482,437	299,059,471
International Value	76,086,776	17,511,410	24,000,000	771,410	72,906,698
Jennison Large-Cap Growth	48,198,387	48,605,728	582,000	—	101,870,467
Jennison Large-Cap Value	42,246,787	42,165,763	21,680,240	482,146	64,017,609
Large-Cap Value	167,316,155	75,905,383	49,850,600	2,533,807	194,623,700
Lord Abbett Core Fixed-Income	—	23,415,944	—	383,678	23,013,542
Marsico Capital Growth	65,867,842	57,027,123	727,500	320,235	127,561,951
MFS Growth	79,732,700	29,768,354	37,636,500	237,044	75,340,549
Mid-Cap Value	9,336,695	4,421,066	58,800	77,996	14,351,891
Money Market	227,963,278	124,417,606	114,487,000	27,076	230,729,036
Neuberger Berman Mid-Cap Growth	11,233,915	4,340,895	8,985,000	—	7,709,441
PIMCO Total Return Bond	111,009,991		17,350,000	7,603,592	149,701,701

B14

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
CLS Growth Asset Allocation (continued)
Small-Cap Growth	$55,098,286	$18,555,000	$3,834,500	$—	$78,364,311
T. Rowe Price Large-Cap Growth	49,014,198	25,663,482	1,936,500	—	75,175,922
Western Asset Core Plus Bond	47,812,377	24,241,384	14,250,000	2,287,719	57,226,475

	$1,434,314,695	$737,143,331	$318,457,000	$17,760,462	$1,948,546,549

CLS Moderate Asset Allocation
BlackRock Value	$58,738,912	$39,977,806	$2,000,000	$650,640	$101,309,500
Federated Aggressive Growth	56,141,456	12,702,864	13,000,000	177,364	58,713,228
Goldman Sachs Concentrated Growth	62,961,237	34,735,943	—	130,753	100,324,164
Goldman Sachs Large-Cap Value	—	33,145,923	—	—	33,903,379
Goldman Sachs Mid-Cap Growth	8,614,760	3,787,235	6,550,000	283,115	6,017,001
International Growth	192,580,990	71,325,381	18,250,000	1,127,381	247,783,105
International Value	92,034,665	24,249,362	51,500,000	584,362	69,107,125
Jennison Large-Cap Growth	38,312,917	38,809,055	—	—	81,546,786
Jennison Large-Cap Value	35,541,437	29,534,900	16,000,000	376,917	50,206,679
Large-Cap Value	140,333,477	50,650,444	39,500,000	2,024,295	152,548,569
Lord Abbett Core Fixed-Income	—	56,230,677	—	906,760	55,284,506
Marsico Capital Growth	52,535,057	45,327,132	—	257,039	102,096,887
MFS Growth	63,348,465	21,473,581	27,200,000	190,274	60,304,905
Mid-Cap Value	7,867,563	2,931,162	—	62,382	11,329,130
Money Market	476,781,350	154,632,135	159,013,000	50,588	468,715,647
Neuberger Berman Mid-Cap Growth	9,045,986	3,504,120	7,270,000	—	6,164,762
PIMCO Total Return Bond	276,303,277	126,010,259	34,750,000	17,982,599	359,884,333
Small-Cap Growth	57,645,783	12,525,500	13,000,000	—	65,233,496
T. Rowe Price Large-Cap Growth	39,075,101	20,473,114	1,200,000	—	60,181,745
Western Asset Core Plus Bond	119,103,461	51,247,506	31,450,000	5,413,913	137,668,637

	$1,786,965,894	$833,274,099	$420,683,000	$30,218,382	$2,228,323,584

Horizon Growth Asset Allocation
BlackRock Value	$81,497,538	$40,160,352	$11,319,495	$747,924	$116,483,961
Federated Aggressive Growth	18,229,439	14,568,147	15,400,952	66,711	18,276,550
Goldman Sachs Concentrated Growth	63,949,964	42,420,130	2,406,836	141,172	106,659,145
Goldman Sachs Large-Cap Value	—	37,642,992	30,384	—	38,462,627
Goldman Sachs Mid-Cap Growth	8,734,971	4,805,299	7,308,460	305,362	6,387,909
Goldman Sachs Small-Cap Value	—	14,910,544	10,675,619	25,937	4,319,494
International Growth	73,808,546	17,563,399	32,213,449	334,776	58,750,489
International Value	70,704,308	22,038,900	33,276,218	743,619	62,149,404
Jennison Large-Cap Growth	39,035,042	44,901,684	1,925,469		86,678,901
Jennison Large-Cap Value	50,237,018	30,718,747	25,074,263	438,677	57,607,182
Large-Cap Value	196,657,779	41,762,464	65,640,841	2,314,954	175,206,548
Lord Abbett Core Fixed-Income	—	27,094,347	35,083	425,385	26,602,082
Marsico Capital Growth	53,549,015	53,039,004	2,406,836	277,528	108,531,445
MFS Growth	64,377,949	30,609,812	33,594,102	205,474	64,119,932
Mid-Cap Value	10,872,200	2,415,611	960,773	71,807	13,020,343
Money Market	160,347,480	78,331,482	2,040,104	19,458	232,898,469
Neuberger Berman Mid-Cap Growth	9,221,942	4,499,937	8,108,460	—	6,548,397
PIMCO Total Return Bond	121,772,522	71,557,451	14,773,935	8,471,116	173,886,844
Small-Cap Growth	19,210,000	14,501,436	15,400,952	—	21,007,288
Small-Cap Value	28,173,281	28,839,319	46,126,856	96,258	12,834,288
T. Rowe Price Large-Cap Growth	39,839,330	25,079,375	2,844,102	—	63,970,729
Western Asset Core Plus Bond	52,567,605	28,085,558	13,007,377	2,553,974	66,609,739

	$1,162,785,929	$675,545,990	$344,570,566	$17,240,132	$1,521,011,766

B15

,Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Horizon Moderate Asset Allocation
BlackRock Value	$72,675,228	$25,776,220	$13,585,298	$581,905	$90,261,142
Federated Aggressive Growth	18,009,184	14,673,691	16,645,894	64,639	16,967,418
Goldman Sachs Concentrated Growth	55,422,027	27,955,877	1,177,513	110,547	84,584,242
Goldman Sachs Large-Cap Value	—	29,090,469	—	—	29,749,540
Goldman Sachs Mid-Cap Growth	7,574,999	2,915,018	5,579,274	239,233	5,070,294
Goldman Sachs Small-Cap Value	—	15,687,467	13,060,418	22,259	2,713,433
International Growth	93,729,530	10,855,509	44,113,789	340,792	60,294,206
International Value	93,412,951	11,554,805	47,343,530	779,295	61,191,815
Jennison Large-Cap Growth	33,948,387	31,703,334	819,350	—	68,742,441
Jennison Large-Cap Value	43,277,976	21,138,514	21,225,989	344,486	44,781,339
Large-Cap Value	173,092,794	21,318,604	60,806,373	1,807,755	136,193,052
Lord Abbett Core Fixed-Income	—	57,995,374	—	914,384	57,014,844
Marsico Capital Growth	46,546,014	36,835,734	1,054,852	217,334	86,077,925
MFS Growth	55,842,537	20,119,949	27,501,828	160,893	50,847,187
Mid-Cap Value	9,582,797	1,219,199	1,194,361	56,632	10,209,584
Money Market	260,591,843	149,612,971	123,217	33,487	407,474,085
Neuberger Berman Mid-Cap Growth	8,020,018	2,675,784	6,269,274	—	5,200,627
PIMCO Total Return Bond	326,040,705	107,406,863	52,437,798	18,173,461	371,985,497
Small-Cap Growth	18,861,003	14,609,053	16,645,894	—	19,521,874
Small-Cap Value	41,898,821	20,982,560	57,199,513	81,731	7,865,993
T. Rowe Price Large-Cap Growth	34,625,585	16,275,198	1,906,508	—	50,730,561
Western Asset Core Plus Bond	140,675,990	41,523,828	38,016,199	5,475,510	142,399,798

	$1,533,828,389	$681,926,021	$426,706,872	$29,404,343	$1,809,876,897

Preservation Asset Allocation
BlackRock Value	$146,746,298	$55,760,855	$16,934,275	$1,243,884	$196,626,190
Federated Aggressive Growth	26,703,237	1,967,491	7,409,717	66,963	22,447,514
Goldman Sachs Concentrated Growth	174,821,308	17,299,561	14,929,190	243,748	184,154,827
Goldman Sachs Large-Cap Value	—	64,220,749	33,853	—	65,647,373
Goldman Sachs Mid-Cap Growth	22,616,895	2,119,213	14,471,720	509,138	10,885,422
Goldman Sachs Small-Cap Value	—	14,053,225	3,140,896	44,087	11,110,571
High Yield	212,533,554	27,934,620	63,789,279	10,319,209	176,050,164
International Growth	167,809,225	37,038,149	25,525,841	1,038,248	179,678,921
International Value	169,782,147	38,694,791	35,750,841	2,189,890	180,332,492
Jennison Large-Cap Growth	103,672,655	46,482,739	10,266,047	—	149,435,526
Jennison Large-Cap Value	93,740,989	43,844,861	42,998,637	747,744	97,890,608
Large-Cap Value	362,634,119	45,489,045	117,139,714	3,958,315	295,637,570
Lord Abbett Core Fixed-Income	—	331,092,695	2,840,063	5,339,506	322,646,811
Marsico Capital Growth	141,006,599	48,732,208	11,126,885	483,306	187,951,143
MFS Growth	174,771,700	11,092,503	82,562,123	355,192	110,673,095
Mid-Cap Value	19,558,866	1,765,197	2,670,004	108,146	19,817,922
Money Market	124,384,641	12,253,078	162,035	13,327	136,475,685
Neuberger Berman Mid-Cap Growth	23,921,722	1,460,075	16,036,720	—	11,244,699
Parametric Emerging Markets Equity	62,032,723	2,820,627	37,354,086	194,375	26,830,940
PIMCO Limited Maturity Bond	—	68,063,365	1,164,404	1,678,113	65,894,337
PIMCO Total Return Bond	2,019,899,096	353,717,476	216,847,754	106,042,756	2,108,313,441
Small-Cap Growth	26,258,405	1,800,528	8,369,718	—	22,942,079
Small-Cap Value	50,472,463	2,987,106	21,773,527	170,241	34,035,629
T. Rowe Price Global Bond	9,439,610	46,482	8,100,000	46,482	1,423,684
T. Rowe Price Large-Cap Growth	105,385,790	10,748,488	10,907,514	—	110,323,045
T. Rowe Price Natural Resources	41,174,177	2,336,627	28,238,602	81,593	16,304,021
Western Asset Core Plus Bond	868,512,332	137,010,173	189,416,162	31,951,775	807,435,690

	$5,147,878,551	$1,380,831,927	$989,959,607	$166,826,038	$5,552,209,399

B16

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Quantitative Modeling
BlackRock Value	$ —	$ 1,045,969	$ 28,670	$ 3,292	$ 1,024,271
Federated Aggressive Growth	—	120,919	3,549	180	118,921
Goldman Sachs Concentrated Growth	—	969,461	24,367	642	958,219
Goldman Sachs Large-Cap Value	—	287,158	—	—	293,722
Goldman Sachs Small-Cap Value	—	60,408	2,026	121	58,522
Goldmans Sachs Mid-Cap Growth	—	78,242	18,496	1,404	59,409
High Yield	—	174,459	3,847	4,936	165,432
International Growth	—	947,087	24,429	2,673	930,990
International Value	—	950,062	24,173	5,648	932,967
Investment Grade Bond	—	2,094,468	244,046	390,636	1,450,764
Jennison Large Cap Growth	—	775,044	20,421	—	776,510
Jennison Large Cap Value	—	617,909	84,277	1,964	536,033
Large-Cap Value	—	1,669,025	111,371	10,463	1,564,478
Lord Abbett Core Fixed-Income	—	311,006	6,832	2,527	300,440
Marsico Capital Growth	—	970,081	25,978	1,262	972,716
MFS Growth	—	582,204	14,938	934	575,574
Mid-Cap Value	—	107,765	2,996	297	106,027
Money Market	—	3	—	—	3
Neuberger Berman Mid-Cap Growth	—	76,839	18,787	—	59,652
Parametrics Emerging Markets Equity	—	158,678	19,660	512	139,539
PIMCO Limited Maturity	—	64,342	1,409	806	62,043
PIMCO Total Return Bond	—	2,077,116	66,544	50,185	1,960,179
Small-Cap Growth	—	120,739	3,855	—	121,275
Small-Cap Value	—	208,428	5,465	453	206,341
T. Rowe Price Large Cap Growth	—	581,270	14,948	—	576,009
T. Rowe Price Natural Resources	—	106,242	24,138	210	83,505
Western Asset Core Plus	—	809,412	40,182	15,148	751,725

	$ —	$15,964,336	$835,404	$494,293	$14,785,266

Written options transactions, during the six months ended June 30, 2011, were as follows:

	Academic Strategies		Advanced Strategies

	Number of Contracts/Swap Notional Amount	Premium	Number of Contracts/Swap Notional Amount	Premium
Balance at beginning of period	442,740,000	$1,812,295	782,310,000	$3,072,681
Written options	848,269,000	11,143,800	709,542,000	2,382,631
Expired options	(342,701,000)	(847,091)	(507,797,000)	(1,600,491)
Closed options	(100,039,000)	(10,159,636)	(274,513,000)	(924,984)

Balance at end of period	848,269,000	$1,949,368	709,542,000	$2,929,837

6.	Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006 each Portfolio, which was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

B17

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provisions for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Line of Credit

The Portfolios (excluding Money Market Portfolio), along with other affiliated registered investment companies, were parties to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA was to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million through December 16, 2011. The Portfolios pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

	Average Balance Outstanding During the Period	Average Interest Rate	Number of Days Balance Outstanding During the Period	Outstanding Balance at June 30, 2011

Academic Strategies	$401,250	1.51%	4	$—
American Century Income & Growth	4,047,000	1.44%	3	—
BlackRock Value	778,500	1.48%	6	—
CLS Growth Asset Allocation	958,625	1.47%	8	—
CLS Moderate Asset Allocation	2,901,500	1.52%	2	—
Federated Aggressive Growth	6,602,980	1.44%	10	2,251,000
Goldman Sachs Large-Cap Value	1,889,250	1.44%	4	—
Goldman Sachs Mid-Cap Growth	3,074,229	1.49%	7	—
Goldman Sachs Small-Cap Value	3,008,500	1.44%	2	—
Horizon Growth Asset Allocation	598,700	1.45%	10	—
Horizon Moderate Asset Allocation	685,000	1.49%	10	—
Investment Grade Bond	6,632,026	1.50%	39	—
Large-Cap Value	141,892,200	1.46%	5	—
Neuberger Berman/LSV Mid-Cap Value	177,500	1.45%	2	—
Small-Cap Growth	5,583,278	1.46%	36	1,505,000
Small-Cap Value	6,670,958	1.46%	24	—
T. Rowe Price Large-Cap Growth	953,000	1.44%	1	—

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9.	Ownership

As of June 30, 2011, substantially all shares of each Portfolio were owned as of record by Prudential Annuities Life Assurance Corporation (PALAC), Pruco Life Arizona (PLAZ), Pruco Life New Jersey (PLNJ) and Prudential Insurance Company of America (PICA) on behalf of the owners of the variable insurance products issued by each of these entities.

10.	Reorganization

On September 28, 2010, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the following portfolio for shares of the acquiring portfolio and the assumption of the liabilities of the portfolio. Shareholders approved the Plan at a meeting on February 25, 2011 and the reorganization took place on April 29, 2011.

The purpose of the transaction was to combine two Portfolios with substantially similar investment objectives and policies. The Acquiring Portfolio has the same contractual investment management fee and lower annualized operating expenses ratio as well as stronger historical investment performance.

B18

The acquisition was accomplished by a tax-free exchange of the following shares on April 29, 2011:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
AST Neuberger Berman Small-Cap Growth Portfolio	17,861,613	AST Federated Aggressive Growth Portfolio	18,272,020	$182,989,144

For financial reporting purposes, assets received and shares issued by AST Federated Aggressive Growth Portfolio were recorded at fair value; however, the cost basis of the investments received from AST Neuberger Berman Small-Cap Growth Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Net Assets
AST Neuberger Berman Small-Cap Growth Portfolio	$182,989,144	$34,621,502	AST Federated Aggressive Growth Portfolio	$749,303,451

Assuming the acquisition had been completed on January 1, 2011, AST Federated Aggressive Growth Portfolio’s results of operations for the six months ended June 30, 2011 were as follows:

Net investment loss	$(1,952,556	)(a)
Net realized and unrealized gain (loss) on investments	47,151,516	(b)

	$45,198,960

(a)

$(1,521,809), as reported in Statement of Operations, plus $(468,747) Net Investment Loss from AST Neuberger Berman Small-Cap Growth Portfolio pre-merger, plus approximately $38,000 of pro forma eliminated expenses from AST Neuberger Berman Small-Cap Growth Portfolio.

(b)	$27,240,846 as reported in the Statement of Operations, plus $19,910,670 Net Realized and Unrealized Gain (loss) on Investments from AST Neuberger Berman Small-Cap Growth Portfolio pre-merger.

Because both AST Neuberger Berman Small-Cap Growth Portfolio and AST Federated Aggressive Growth Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of AST Neuberger Berman Small-Cap Growth Portfolio that have been included in AST Federated Aggressive Growth Portfolio’s Statement of Operations since April 29, 2011.

11.	New Accounting Pronouncement

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

B19

[THIS PAGE INTENTIONALLY LEFT BLANK]

Financial Highlights

(Unaudited)

	AST Academic Strategies Asset Allocation Portfolio
	Six Months Ended June 30, 2011(c)		Year Ended December 31,
			2010(c)		2009(c)		2008(c)		2007(c)	2006(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.61		$ 9.57		$ 7.89		$12.18		$11.18	$10.04

Income (Loss) From Investment Operations:
Net investment income	0.10		0.08		0.12		0.19		0.14	0.09
Net realized and unrealized gain (loss) on investments	0.29		1.05		1.77		(3.92)		0.93	1.05

Total from investment operations	0.39		1.13		1.89		(3.73)		1.07	1.14

Less Distributions:	(0.06)		(0.09)		(0.21)		(0.56)		(0.07)	—

Net Asset Value, end of period	$10.94		$10.61		$ 9.57		$ 7.89		$12.18	$11.18

Total Return(a)	3.69%		11.96%		24.36%		(31.89)%		9.59%	11.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7,534.2		$6,689.5		$4,712.0		$2,623.3		$5,135.0	$3,005.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.67	%(d)(f)	0.70	%(d)	0.75	%(d)	0.38	%(d)	0.16%	0.17%
Expenses Before Waivers and/or Expense Reimbursement	0.82	%(d)(f)	0.82	%(d)	0.82	%(d)	0.40	%(d)	0.16%	0.17%
Net investment income	1.81	%(f)	0.76%		1.44%		1.85%		1.15%	0.85%
Portfolio turnover rate	29	%(e)	75%		78%		158%		28%	22%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)

Includes dividend expense and broker fees and expenses on short sales of 0.03% for the six months ended June 30, 2011, 0.04%, 0.02% and 0.01% for the years ended December 31, 2010, 2009 and 2008, respectively.

(e)	Not annualized.
(f)	Annualized.

	AST Advanced Strategies Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,						March 20, 2006(e) through December 31, 2006
			2010	2009(g)	2008		2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.93		$ 9.73	$ 7.96	$11.76		$10.80		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.09		0.12	0.17	0.28		0.17		0.09
Net realized and unrealized gain (loss) on investments	0.41		1.20	1.87	(3.67)		0.85		0.71

Total from investment operations	0.50		1.32	2.04	(3.39)		1.02		0.80

Less Distributions:	(0.10)		(0.12)	(0.27)	(0.41)		(0.06)		—

Net Asset Value, end of period	$11.33		$10.93	$ 9.73	$ 7.96		$11.76		$10.80

Total Return(a)	4.64%		13.71%	26.20%	(29.74)%		9.41%		8.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,423.8		$3,505.8	$2,021.8	$950.8		$1,538.6		$651.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.96	%(d)	0.97%	1.02%	1.05	%(f)	1.00	%(f)	1.09	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.98	%(d)	0.99%	1.03%	1.05	%(f)	1.00	%(f)	1.09	%(d)
Net investment income	2.04	%(d)	1.59%	1.97%	2.65%		2.55%		2.39	%(d)
Portfolio turnover rate	57	%(c)	155%	222%	423%		310%		212	%(c)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Includes interest expense of 0.03% and 0.01% for the years ended December 31, 2008 and 2007, respectively.
(g)	Calculated based on average shares outstanding during the year.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST AllianceBernstein Core Value Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008(c)	2007(c)	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.34		$ 7.47	$ 6.30	$12.57	$13.95	$12.45

Income (Loss) From Investment Operations:
Net investment income	0.05		0.09	0.11	0.24	0.27	0.19
Net realized and unrealized gain (loss) on investments	0.39		0.89	1.34	(4.97)	(0.77)	2.32

Total from investment operations	0.44		0.98	1.45	(4.73)	(0.50)	2.51

Less Distributions:	(0.09)		(0.11)	(0.28)	(1.54)	(0.88)	(1.01)

Capital Contributions (Note 4):	—	(f)	—	—	—	—	—

Net Asset Value, end of period	$8.69		$ 8.34	$ 7.47	$ 6.30	$12.57	$13.95

Total Return(a)	5.27%		13.24%	23.80%	(41.88)%	(3.56)%	21.34%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$253.0		$233.8	$190.3	$140.2	$386.3	$459.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.88	%(e)	0.88%	0.92%	0.91%	0.86%	0.89%
Expenses Before Waivers and/or Expense Reimbursement	0.90	%(e)	0.92%	0.95%	0.91%	0.86%	0.89%
Net investment income	1.29	%(e)	1.21%	1.83%	2.45%	1.91%	1.80%
Portfolio turnover rate	35	%(d)	72%	66%	23%	23%	23%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the year.
(d)	Not annualized.
(e)	Annualized.
(f)	Less than $0.005 per share.

	AST American Century Income & Growth Portfolio
	Six Months Ended June 30, 2011(d)		Year Ended December 31,
			2010(d)	2009	2008		2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.71		$11.32	$ 9.85	$15.39		$15.71	$13.68

Income (Loss) From Investment Operations:
Net investment income	0.08		0.15	0.14	0.29		0.30	0.26
Net realized and unrealized gain (loss) on investments	0.80		1.39	1.57	(5.56)		(0.32)	2.02

Total from investment operations	0.88		1.54	1.71	(5.27)		(0.02)	2.28

Less Distributions:	(0.12)		(0.15)	(0.24)	(0.27)		(0.30)	(0.25)

Capital Contributions (Note 4):	—	(g)	—	—	—		—	—

Net Asset Value, end of period	$13.47		$12.71	$11.32	$ 9.85		$15.39	$15.71

Total Return(a)	6.99%		13.85%	17.77%	(34.74)%		(0.11)%	16.86%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$302.7		$271.0	$207.2	$143.9		$307.2	$385.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.90	%(f)	0.91%	0.91%	0.88	%(c)	0.86%	0.90%
Expenses Before Waivers and/or Expense Reimbursement	0.91	%(f)	0.92%	0.94%	0.91	%(c)	0.86%	0.90%
Net investment income	1.26	%(f)	1.26%	1.76%	1.72%		1.29%	1.61%
Portfolio turnover rate	32	%(e)	69%	54%	61%		55%	63%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes 0.01% of loan interest expense.
(d)	Calculated based on average shares outstanding during the period.
(e)	Not annualized.
(f)	Annualized.
(g)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST Balanced Asset Allocation Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010(c)	2009(c)	2008(c)	2007(c)	2006(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.11		$ 9.98	$ 8.23	$12.06	$11.08	$10.04

Income (Loss) From Investment Operations:
Net investment income	0.11		0.08	0.17	0.21	0.17	0.09
Net realized and unrealized gain (loss) on investments	0.32		1.14	1.73	(3.56)	0.87	0.95

Total from investment operations	0.43		1.22	1.90	(3.35)	1.04	1.04

Less Distributions:	(0.07)		(0.09)	(0.15)	(0.48)	(0.06)	—

Net Asset Value, end of period	$11.47		$11.11	$9.98	$ 8.23	$12.06	$11.08

Total Return(a)	3.85%		12.31%	23.30%	(28.76)%	9.36%	10.36%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7,662.1		$6,887.8	$4,612.5	$1,344.7	$1,622.2	$785.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.16	%(e)	0.16%	0.17%	0.17%	0.17%	0.19%
Expenses Before Waivers and/or Expense Reimbursement	0.16	%(e)	0.16%	0.17%	0.17%	0.17%	0.19%
Net investment income	2.16	%(e)	0.80%	1.91%	1.98%	1.48%	0.90%
Portfolio turnover rate	19	%(d)	34%	34%	90%	32%	32%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the year.
(d)	Not annualized.
(e)	Annualized.

	AST BlackRock Value Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$ 8.61		$ 7.78	$ 6.64	$12.56	$13.56	$12.50

Income (Loss) From Investment Operations:
Net investment income	0.03		0.09	0.07	0.12	0.25	0.13
Net realized and unrealized gain (loss) on investments	0.60		0.86	1.13	(4.22)	(0.09)	2.40

Total from investment operations	0.63		0.95	1.20	(4.10)	0.16	2.53

Less Distributions:	(0.06)		(0.12)	(0.06)	(1.82)	(1.16)	(1.47)

Net Asset Value, end of period	$ 9.18		$ 8.61	$ 7.78	$ 6.64	$12.56	$13.56

Total Return(a)	7.34%		12.44%	18.26%	(37.30)%	1.18%	21.73%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,064.9		$1,537.6	$1,210.3	$577.9	$309.6	$349.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.95	%(d)	0.96%	0.97%	0.99%	0.96%	1.00%
Expenses Before Waivers and/or Expense Reimbursement	0.97	%(d)	0.97%	0.98%	0.99%	0.96%	1.00%
Net investment income	0.95	%(d)	1.11%	1.82%	2.15%	1.52%	1.53%
Portfolio turnover rate	48	%(c)	208%	143%	254%	218%	167%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST Capital Growth Asset Allocation Portfolio
	Six Months Ended June30, 2011		Year Ended December 31,
			2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.44		$9.32	$7.59	$12.44	$11.36	$10.02

Income (Loss) From Investment Operations:
Net investment income	0.09		0.05	0.09	0.19	0.08	0.04
Net realized and unrealized gain (loss) on investments	0.35		1.18	1.81	(4.32)	1.06	1.30

Total from investment operations	0.44		1.23	1.90	(4.13)	1.14	1.34

Less Distributions:	(0.05)		(0.11)	(0.17)	(0.72)	(0.06)	—

Net Asset Value, end of period	$10.83		$10.44	$9.32	$7.59	$12.44	$11.36

Total Return(a)	4.21%		13.37%	25.33%	(34.94)%	10.02%	13.37%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8,816.2		$8,024.8	$5,833.3	$3,045.4	$6,815.7	$3,805.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.16	%(d)	0.16%	0.17%	0.16%	0.16%	0.17%
Expenses Before Waivers and/or Expense Reimbursement	0.16	%(d)	0.16%	0.17%	0.16%	0.16%	0.17%
Net investment income	1.68	%(d)	0.60%	1.72%	1.51%	0.93%	0.57%
Portfolio turnover rate	20	%(c)	47%	31%	74%	33%	21%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.

	AST CLS Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2011(f)		Year Ended December 31,				November 19, 2007(e) through December 31,
			2010(f)	2009(f)	2008		2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.71		$9.40	$7.44	$11.53		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.06		0.05	0.10	0.06		0.10
Net realized and unrealized gain (loss) on investments	0.35		1.29	1.90	(4.12)		1.43

Total from investment operations	0.41		1.34	2.00	(4.06)		1.53

Less Distributions:	(0.12)		(0.03)	(0.04)	(0.03)		—

Net Asset Value, end of period	$11.00		$10.71	$9.40	$7.44		$11.53

Total Return(a)	3.84%		14.34%	27.02%	(35.30)%		15.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,167.0		$1,586.4	$603.7	$73.3		$13.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.22	%(d)	0.24%	0.31%	0.41	%(g)	0.53	%(d)(g)
Expenses Before Waivers and/or Expense Reimbursement	0.31	%(d)	0.32%	0.36%	0.50	%(g)	5.73	%(d)(g)
Net investment income	1.15	%(d)	0.52%	1.11%	1.57%		7.84	%(d)
Portfolio turnover rate	22	%(c)	60%	48%	219%		80	%(c)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.
(g)	Includes loan interest of 0.01% and 0.13% for the year ended December 31, 2008 and the period from November 19, 2007 through December 31, 2007, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	AST CLS Moderate Asset Allocation Portfolio
	Six Months Ended June 30, 2011(f)		Year Ended December 31,				November 19, 2007(e) through December 31,
			2010(f)	2009(f)	2008		2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.96		$8.95	$7.28	$10.06		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.07		0.06	0.13	0.01		0.11
Net realized and unrealized gain (loss) on investments	0.25		1.00	1.57	(2.78)		(0.05)

Total from investment operations	0.32		1.06	1.70	(2.77)		0.06

Less Distributions:	(0.18)		(0.05)	(0.03)	(0.01)		—

Net Asset Value, end of period	$10.10		$9.96	$8.95	$7.28		$10.06

Total Return(a)	3.30%		11.92%	23.39%	(27.56)%		0.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,474.0		$1,974.6	$877.4	$141.0		$7.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.22	%(d)	0.23%	0.27%	0.41	%(g)	0.40	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.31	%(d)	0.32%	0.33%	0.46	%(g)	8.31	%(d)
Net investment income	1.39	%(d)	0.66%	1.61%	1.53%		9.31	%(d)
Portfolio turnover rate	24	%(c)	44%	44%	178%		19	%(c)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period. (g) Includes 0.01% of loan interest expense.

	AST Federated Aggressive Growth Portfolio
	Six Months Ended June 30, 2011(c)		Year Ended December 31,
			2010(c)	2009(c)	2008(c)	2007(c)	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.26		$6.99	$5.28	$11.55	$11.49	$10.46

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		0.04	— (d)	0.01	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments	0.45		2.23	1.72	(4.40)	1.28	1.39

Total from investment operations	0.43		2.27	1.72	(4.39)	1.27	1.34

Less Distributions:	(0.03)		— (d)	(0.01)	(1.88)	(1.21)	(0.31)

Net Asset Value, end of period	$9.66		$9.26	$6.99	$5.28	$11.55	$11.49

Total Return(a)	4.66%		32.54%	32.66%	(44.04)%	11.12%	12.91%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$805.8		$648.1	$415.5	$213.5	$743.6	$643.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.10	%(f)	1.11%	1.14%	1.14%	1.06%	1.09%
Expenses Before Waivers and/or Expense Reimbursement	1.10	%(f)	1.12%	1.14%	1.14%	1.06%	1.09%
Net investment income (loss)	(0.42	)%(f)	0.51%	0.08%	0.12%	(0.07)%	(0.43)%
Portfolio turnover rate	54	%(e)	73%	94%	109%	115%	58%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Less than $0.005 per share.
(e)	Not annualized.
(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	AST Goldman Sachs Concentrated Growth Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2011		2010(c)	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$27.36		$24.83	$16.62	$27.86	$24.44	$22.22

Income (Loss) From Investment Operations:
Net investment income (loss)	0.02		0.05	0.07	(0.02)	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	1.06		2.50	8.14	(11.18)	3.39	2.23

Total from investment operations	1.08		2.55	8.21	(11.20)	3.42	2.22

Less Distributions:	(0.04)		(0.02)	—	(0.04)	—	—

Net Asset Value, end of period	$28.40		$27.36	$24.83	$16.62	$27.86	$24.44

Total Return(a)	3.95%		10.29%	49.40%	(40.27)%	13.99%	9.99%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,146.1		$1,949.0	$424.3	$260.5	$590.4	$644.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(e)	1.01%	1.05%	0.93%	0.86%	0.92%
Expenses Before Waivers and/or Expense Reimbursement	1.02	%(e)	1.02%	1.05%	1.02%	1.00%	1.03%
Net investment income (loss)	0.17	%(e)	0.21%	0.35%	(0.07)%	0.11%	(0.04)%
Portfolio turnover rate	19	%(d)	37%	65%	53%	46%	39%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the year.
(d)	Not annualized.
(e)	Annualized.

	AST Goldman Sachs Large-Cap Value Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2011(c)		2010(c)	2009(c)	2008(c)	2007(c)	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.93		$14.35	$12.44	$23.62	$23.50	$20.21

Income (Loss) From Investment Operations:
Net investment income	0.08		0.14	0.17	0.27	0.31	0.27
Net realized and unrealized gain (loss) on investments	0.82		1.67	2.16	(9.11)	0.86	3.22

Total from investment operations	0.90		1.81	2.33	(8.84)	1.17	3.49

Less Distributions:	(0.15)		(0.23)	(0.42)	(2.34)	(1.05)	(0.20)

Net Asset Value, end of period	$16.68		$15.93	$14.35	$12.44	$23.62	$23.50

Total Return(a)	5.70%		12.89%	19.19%	(40.69)%	4.99%	17.27%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,514.1		$894.8	$874.1	$1,092.3	$3,480.3	$3,005.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.87	%(e)	0.87%	0.88%	0.85%	0.83%	0.84%
Expenses Before Waivers and/or Expense Reimbursement	0.87	%(e)	0.88%	0.88%	0.85%	0.83%	0.86%
Net investment income	0.94	%(e)	0.99%	1.33%	1.44%	1.28%	1.22%
Portfolio turnover rate	102	%(d)	71%	143%	188%	82%	63%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	AST Goldman Sachs Mid-Cap Growth Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2011(c)		2010(c)	2009(c)	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.44		$4.54	$2.89	$5.86	$4.91	$4.62

Income (Loss) From Investment Operations:
Net investment loss	(0.01)		(0.02)	(0.02)	(0.04)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	0.24		0.92	1.67	(1.94)	0.98	0.32

Total from investment operations	0.23		0.90	1.65	(1.98)	0.95	0.29

Less Distributions:	(0.28)		—	—	(0.99)	—	—

Net Asset Value, end of period	$5.39		$5.44	$4.54	$2.89	$5.86	$4.91

Total Return(a)	4.38%		19.82%	57.09%	(40.79)%	19.35%	6.28%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$614.2		$659.7	$439.8	$107.7	$324.1	$316.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.12	%(e)	1.14%	1.18%	1.16%	1.12%	1.12%
Expenses Before Waivers and/or Expense Reimbursement	1.13	%(e)	1.14%	1.18%	1.16%	1.12%	1.15%
Net investment loss	(0.37	)%(e)	(0.48)%	(0.48)%	(0.15)%	(0.38)%	(0.54)%
Portfolio turnover rate	31	%(d)	73%	71%	96%	81%	67%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.

	AST Goldman Sachs Small-Cap Value Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2011(c)		2010	2009(c)	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.44		$8.28	$6.62	$11.72	$18.18	$18.53

Income (Loss) From Investment Operations:
Net investment income	0.03		0.07	0.07	0.12	0.17	0.09
Net realized and unrealized gain (loss) on investments	0.65		2.14	1.69	(2.47)	(1.18)	2.83

Total from investment operations	0.68		2.21	1.76	(2.35)	(1.01)	2.92

Less Distributions:	(0.05)		(0.05)	(0.10)	(2.75)	(5.45)	(3.27)

Capital Contributions (Note 4):	0.01		—	—	—	—	—

Net Asset Value, end of period	$11.08		$10.44	$8.28	$6.62	$11.72	$18.18

Total Return(a)	6.59%		26.77%	26.85%	(26.64)%	(5.12)%	17.24%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$453.9		$272.8	$142.9	$85.4	$149.0	$226.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.09	%(e)	1.13%	1.19%	1.15%	1.08%	1.13%
Expenses Before Waivers and/or Expense Reimbursement	1.09	%(e)	1.13%	1.19%	1.15%	1.08%	1.13%
Net investment income	0.47	%(e)	0.98%	0.94%	1.09%	0.88%	0.46%
Portfolio turnover rate	30	%(d)	78%	57%	67%	48%	59%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	AST Horizon Growth Asset Allocation Portfolio
	Six Months Ended June 30,		Year Ended December 31,				November 19, 2007(e) through December 31,
	2011		2010(f)	2009(f)	2008		2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.12		$8.92	$7.07	$10.21		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.05		0.05	0.08	0.04		0.10
Net realized and unrealized gain (loss) on investments	0.27		1.18	1.80	(3.17)		0.11

Total from investment operations	0.32		1.23	1.88	(3.13)		0.21

Less Distributions:	(0.43)		(0.03)	(0.03)	(0.01)		—

Net Asset Value, end of period	$10.01		$10.12	$8.92	$7.07		$10.21

Total Return(a)	3.24%		13.82%	26.67%	(30.70)%		2.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,670.3		$1,280.7	$552.0	$54.5		$4.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.25	%(d)	0.29%	0.35%	0.41	%(g)	0.40	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.32	%(d)	0.33%	0.36%	0.65	%(g)	15.01	%(d)
Net investment income	1.22	%(d)	0.58%	0.98%	1.90%		8.82	%(d)
Portfolio turnover rate	41	%(c)	93%	40%	204%		20	%(c)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.
(g)	Includes loan interest expense of 0.01%.

	AST Horizon Moderate Asset Allocation Portfolio
	Six Months Ended June 30,		Year Ended December 31,				November 19, 2007(e) through December 31,
	2011(f)		2010(f)	2009(f)	2008(f)		2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.55		$9.50	$7.72	$10.20		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.08		0.07	0.13	0.14		0.15
Net realized and unrealized gain (loss) on investments	0.21		1.03	1.67	(2.61)		0.05

Total from investment operations	0.29		1.10	1.80	(2.47)		0.20

Less Distributions:	(0.54)		(0.05)	(0.02)	(0.01)		—

Net Asset Value, end of period	$10.30		$10.55	$9.50	$7.72		$10.20

Total Return(a)	2.89%		11.60%	23.38%	(24.27)%		2.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,969.9		$1,666.9	$804.1	$100.1		$2.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.24	%(d)	0.26%	0.32%	0.41	%(g)	0.40	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.32	%(d)	0.32%	0.34%	0.58	%(g)	27.13	%(d)
Net investment income	1.50	%(d)	0.73%	1.41%	1.60%		12.80	%(d)
Portfolio turnover rate	39	%(c)	63%	31%	145%		5	%(c)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.
(g)	Includes loan interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	AST Investment Grade Bond Portfolio
	Six Months Ended June 30, 2011(a)		Year Ended December 31,		January 28, 2008(b) through December 31, 2008(a)
			2010(a)	2009(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.81		$11.82	$10.90	$10.00

Income From Investment Operations:
Net investment income	0.23		0.36	0.47	0.30
Net realized and unrealized gain on investments	0.31		0.85	0.74	0.60

Total from investment operations	0.54		1.21	1.21	0.90

Less Distributions:	(6.69)		(1.22)	(0.29)	—

Net Asset Value, end of period	$5.66		$11.81	$11.82	$10.90

Total Return(c)	3.99%		10.72%	11.40%	9.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$521.4		$573.1	$1,080.5	$2,837.2
Ratios to average net assets(d):
Expenses After Waivers and/or Expense Reimbursement	0.79	%(e)	0.77%	0.75%	0.75	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.79	%(e)	0.79%	0.77%	0.75	%(e)
Net investment income	4.54	%(e)	3.03%	4.22%	3.32	%(e)
Portfolio turnover rate	77	%(f)	766%	630%	796	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Commencement of operations.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(d)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(e)	Annualized.
(f)	Not annualized.

	AST Jennison Large-Cap Growth Portfolio
	Six Months Ended June 30,		Year Ended December 31,	September 25, 2009(a) through December 31,
	2011		2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.10		$10.87	$10.00

Income (Loss) From Investment Operations:
Net investment loss	(0.01)		(0.01)	—	(b)
Net realized and unrealized gain (loss) on investments	0.95		1.24	0.87

Total from investment operations	0.94		1.23	0.87

Net Asset Value, end of period	$13.04		$12.10	$10.87

Total Return(c)	7.77%		11.32%	8.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,445.6		$937.6	$419.9
Ratios to average net assets(d):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(e)	1.02%	1.05	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.02	%(e)	1.02%	1.08	%(e)
Net investment loss	(0.18	)%(e)	(0.09)%	(0.10	)%(e)
Portfolio turnover rate	31	%(f)	66%	23	%(f)

(a)	Commencement of operations.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(e)	Annualized.
(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(Unaudited)

	AST Jennison Large-Cap Value Portfolio
	Six Months Ended June 30,		Year Ended December 31,	September 25, 2009(a) through December 31,
	2011		2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.96		$10.55	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.02		0.05	0.01
Net realized and unrealized gain (loss) on investments	0.64		1.39	0.54

Total from investment operations	0.66		1.44	0.55

Less Distributions:	(0.07)		(0.03)	—

Net Asset Value, end of period	$12.55		$11.96	$10.55

Total Return(b):	5.57%		13.72%	5.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$983.1		$864.0	$358.6
Ratios to average net assets(c):
Expenses After Waivers and/or Expense Reimbursement	0.85	%(d)	0.87%	0.88	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.85	%(d)	0.87%	0.94	%(d)
Net investment income	0.49	%(d)	0.55%	0.26	%(d)
Portfolio turnover rate	51	%(e)	52%	13	%(e)

(a)	Commencement of operations.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(d)	Annualized.
(e)	Not annualized.

	AST Large-Cap Value Portfolio
	Six Months Ended June 30		Year Ended December 31,
	2011(c)		2010(c)	2009(c)	2008(c)		2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.32		$11.90	$10.26	$18.77		$20.16	$17.57

Income (Loss) From Investment Operations:
Net investment income	0.10		0.16	0.18	0.35		0.34	0.18
Net realized and unrealized gain (loss) on investments	0.26		1.39	1.76	(7.75)		(0.94)	2.99

Total from investment operations	0.36		1.55	1.94	(7.40)		(0.60)	3.17

Less Distributions:	(0.17)		(0.13)	(0.30)	(1.11)		(0.79)	(0.58)

Capital Contributions (Note 4):	—	(g)	—	—	—		—	—

Net Asset Value, end of period	$13.51		$13.32	$11.90	$10.26		$18.77	$20.16

Total Return(a)	2.74%		13.16%	19.44%	(41.49)%		(2.99)%	18.46%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,132.2		$3,863.8	$2,676.3	$1,508.8		$2,137.4	$2,151.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.85	%(f)	0.84%	0.85%	0.85	%(d)	0.83%	0.86%
Expenses Before Waivers and/or Expense Reimbursement	0.87	%(f)	0.87%	0.88%	0.85	%(d)	0.83%	0.86%
Net investment income	1.51	%(f)	1.34%	1.69%	2.39%		1.78%	1.74%
Portfolio turnover rate	30	%(e)	38%	104%	125%		78%	94%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Includes loan interest expense and merger cost of 0.01%.
(e)	Not annualized.
(f)	Annualized.
(g)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(Unaudited)

	AST Marsico Capital Growth Portfolio
	Six Months Ended June 30		Year Ended December 31,
	2011		2010(c)	2009(c)	2008(c)	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$19.34		$16.27	$12.65	$23.47	$20.45	$19.08

Income (Loss) From Investment Operations:
Net investment income	0.03		0.05	0.10	0.09	0.07	0.05
Net realized and unrealized gain (loss) on investments	1.17		3.14	3.64	(9.99)	2.99	1.33

Total from investment operations	1.20		3.19	3.74	(9.90)	3.06	1.38

Less Distributions:	(0.05)		(0.12)	(0.12)	(0.92)	(0.04)	(0.01)

Net Asset Value, end of period	$20.49		$19.34	$16.27	$12.65	$23.47	$20.45

Total Return(a)	6.24%		19.75%	29.76%	(43.66)%	14.97%	7.24%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,960.5		$2,547.4	$2,887.7	$1,785.1	$5,544.5	$4,194.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(e)	0.97%	1.00%	1.00%	0.98%	1.00%
Expenses Before Waivers and/or Expense Reimbursement	1.02	%(e)	1.02%	1.02%	1.00%	0.98%	1.01%
Net investment income	0.31	%(e)	0.32%	0.74%	0.48%	0.36%	0.26%
Portfolio turnover rate	38	%(d)	73%	70%	63%	52%	58%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the year.
(d)	Not annualized.
(e)	Annualized.

	AST MFS Growth Portfolio
	Six Months Ended June 30 2011(d)		Year Ended December 31,
			2010	2009(d)	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$ 9.63		$ 8.55	$ 6.88	$ 10.84	$ 9.42	$ 8.59

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		0.03	0.01	0.02	0.02	—
Net realized and unrealized gain (loss) on investments	0.44		1.06	1.67	(3.96)	1.40	0.83

Total from investment operations	0.43		1.09	1.68	(3.94)	1.42	0.83

Less Distributions:	(0.03)		(0.01)	(0.01)	(0.02)	— (c)	—

Net Asset Value, end of period	$10.03		$9.63	$8.55	$6.88	$10.84	$9.42

Total Return(a)	4.51%		12.78%	24.49%	(36.39)%	15.11%	9.66%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,318.8		$1,797.0	$1,938.4	$575.5	$406.9	$450.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.01	%(f)	1.01%	1.02%	1.04%	1.02%	1.02%
Expenses Before Waivers and/or Expense Reimbursement	1.02	%(f)	1.02%	1.03%	1.04%	1.02%	1.03%
Net investment income (loss)	(0.13	)%(f)	0.26%	0.18%	0.39%	0.21%	0.03%
Portfolio turnover rate	52	%(e)	273%	384%	505%	241%	210%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Less than $0.005 per share.
(d)	Calculated based on average shares outstanding during the period.
(e)	Not annualized.
(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Financial Highlights

(Unaudited)

	AST Mid-Cap Value Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009(c)	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.93		$9.71	$7.12	$12.06	$12.10	$12.63

Income (Loss) From Investment Operations:
Net investment income	0.02		0.07	0.08	0.16	0.09	0.07
Net realized and unrealized gain (loss) on investments	0.79		2.21	2.66	(4.55)	0.24	1.59

Total from investment operations	0.81		2.28	2.74	(4.39)	0.33	1.66

Less Distributions:	(0.07)		(0.06)	(0.15)	(0.55)	(0.37)	(2.19)

Capital Contributions (Note 4):	—	(f)	—	—	—	—	—

Net Asset Value, end of period	$12.67		$11.93	$9.71	$7.12	$12.06	$12.10

Total Return(a)	6.84%		23.61%	38.89%	(38.12)%	2.75%	14.24%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$481.2		$427.5	$261.3	$131.3	$219.4	$151.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.09	%(e)	1.10%	1.14%	1.12%	1.09%	1.16%
Expenses Before Waivers and/or Expense Reimbursement	1.09	%(e)	1.10%	1.14%	1.12%	1.09%	1.16%
Net investment income	0.43	%(e)	0.85%	1.02%	1.64%	0.90%	0.52%
Portfolio turnover rate	13	%(d)	18%	30%	60%	27%	26%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the year.
(d)	Not annualized.
(e)	Annualized.
(f)	Less than $0.005 per share.

	AST Money Market Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income	—	(b)	— (b)	— (b)	0.02	0.05	0.04

Less Distributions:	—	(b)	— (b)	— (b)	(0.02)	(0.05)	(0.04)

Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(a)	0.01%		0.03%	0.25%	2.51%	4.90%	4.57%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,554.4		$3,217.9	$2,821.0	$2,906.4	$1,969.2	$1,692.1
Ratios to average net assets:
Expenses After Waivers and/or Expense Reimbursement	0.21	%(c)	0.26%	0.45%	0.56%	0.56%	0.57%
Expenses Before Waivers and/or Expense Reimbursement	0.62	%(c)	0.62%	0.62%	0.59%	0.59%	0.61%
Net investment income	0.02	%(c)	0.02%	0.24%	2.44%	4.79%	4.53%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Less than $0.005 per share.
(c)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C12

Financial Highlights

(Unaudited)

	AST Neuberger Berman Mid-Cap Growth Portfolio
	Six Months Ended June 30, 2011(c)		Year Ended December 31,
			2010(c)	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$21.36		$16.60	$12.79	$22.51	$18.42	$16.15

Income (Loss) From Investment Operations:
Net investment loss	(0.08)		(0.06)	(0.02)	(0.16)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	2.09		4.82	3.83	(9.56)	4.14	2.32

Total from investment operations	2.01		4.76	3.81	(9.72)	4.09	2.27

Capital Contributions (Note 4):	0.01		—	—	—	—	—

Net Asset Value, end of period	$23.38		$21.36	$16.60	$12.79	$22.51	$18.42

Total Return(a)	9.46%		28.67%	29.79%	(43.18)%	22.20%	14.06%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$656.9		$699.2	$458.2	$318.6	$869.7	$659.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.02	%(e)	1.04%	1.05%	1.03%	1.00%	1.01%
Expenses Before Waivers and/or Expense Reimbursement	1.03	%(e)	1.04%	1.05%	1.03%	1.00%	1.04%
Net investment loss	(0.69	)%(e)	(0.31)%	(0.33)%	(0.46)%	(0.27)%	(0.28)%
Portfolio turnover rate	22	%(d)	47%	73%	62%	70%	33%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008(c)	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.14		$12.42	$9.01	$16.88	$19.37	$20.45

Income (Loss) From Investment Operations:
Net investment income	0.05		0.14	0.16	0.16	0.23	0.13
Net realized and unrealized gain (loss) on investments	1.04		2.74	3.46	(6.79)	0.35	1.92

Total from investment operations	1.09		2.88	3.62	(6.63)	0.58	2.05

Less Distributions:	(0.13)		(0.16)	(0.21)	(1.24)	(3.07)	(3.13)

Capital Contributions (Note 4):	0.01		—	—	—	—	—

Net Asset Value, end of period	$16.11		$15.14	$12.42	$9.01	$16.88	$19.37

Total Return(a)	7.31%		23.43%	40.80%	(42.32)%	3.17%	10.75%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$573.7		$531.1	$451.2	$333.3	$1,001.8	$1,229.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.03	%(e)	1.04%	1.05%	1.03%	0.99%	1.00%
Expenses Before Waivers and/or Expense Reimbursement	1.03	%(e)	1.04%	1.05%	1.03%	0.99%	1.00%
Net investment income	0.62	%(e)	0.99%	1.51%	1.13%	1.00%	0.59%
Portfolio turnover rate	16	%(d)	38%	39%	98%	71%	61%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C13

Financial Highlights

(Unaudited)

	AST Preservation Asset Allocation Portfolio
	Six Months Ended June 30, 2011(c)		Year Ended December 31,
			2010(c)	2009(c)	2008(c)	2007(c)	2006(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.75		$10.78	$9.10	$11.78	$10.84	$10.06

Income (Loss) From Investment Operations:
Net investment income	0.17		0.13	0.27	0.24	0.22	0.10
Net realized and unrealized gain (loss) on investments	0.23		1.00	1.54	(2.47)	0.75	0.68

Total from investment operations	0.40		1.13	1.81	(2.23)	0.97	0.78

Less Distributions:	(0.11)		(0.16)	(0.13)	(0.45)	(0.03)	—

Net Asset Value, end of period	$12.04		$11.75	$10.78	$9.10	$11.78	$10.84

Total Return(a)	3.40%		10.57%	20.04%	(19.55)%	8.91%	7.75%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,734.8		$5,299.9	$3,666.5	$1,340.8	$714.4	$309.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.16	%(e)	0.17%	0.17%	0.17%	0.18%	0.20%
Expenses Before Waivers and/or Expense Reimbursement	0.16	%(e)	0.17%	0.17%	0.17%	0.18%	0.23%
Net investment income	2.90	%(e)	1.13%	2.71%	2.29%	1.95%	0.92%
Portfolio turnover rate	18	%(d)	24%	21%	58%	67%	70%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.

	AST Quantitative Modeling Portfolio
	May 2, 2011(e) through June 30, 2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.09
Net realized and unrealized loss on investments	(0.30)

Total from investment operations	(0.21)

Net Asset Value, end of period	$9.79

Total Return(a)	(2.10)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.30	%(d)
Expenses Before Waivers and/or Expense Reimbursement	3.05	%(d)
Net investment income	15.42	%(d)
Portfolio turnover rate	9	%(c)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

C14

Financial Highlights

(Unaudited)

	AST Small-Cap Growth Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008(d)		2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.40		$14.99	$11.20	$17.23		$16.08	$14.28

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.09)		(0.03)	0.05	0.01		(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	2.70		5.48	3.75	(6.04)		1.21	1.88

Total from investment operations	2.61		5.45	3.80	(6.03)		1.15	1.80

Less Distributions:	—		(0.04)	(0.01)	—		—	—

Net Asset Value, end of period	$23.01		$20.40	$14.99	$11.20		$17.23	$16.08

Total Return(a)	12.79%		36.42%	33.91%	(35.00)%		7.15%	12.61%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$686.6		$639.8	$362.1	$219.4		$162.8	$175.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.03	%(f)	1.04%	1.07%	1.10	%(c)	1.05%	1.07%
Expenses Before Waivers and/or Expense Reimbursement	1.03	%(f)	1.04%	1.07%	1.10	%(c)	1.05%	1.08%
Net investment income (loss)	(0.69	)%(f)	(0.28)%	0.36%	0.07%		(0.26)%	(0.48)%
Portfolio turnover rate	24	%(e)	57%	69%	104%		39%	69%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes merger expense of 0.02%.
(d)	Calculated based on average shares outstanding during the year.
(e)	Not annualized.
(f)	Annualized.

	AST Small-Cap Value Portfolio
	Six Months Ended June 30, 2011(e)		Year Ended December 31,
			2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.57		$10.81	$8.67	$14.11	$17.13	$15.04

Income (Loss) From Investment Operations:
Net investment income	0.01		0.06	0.04	0.19	0.16	0.15
Net realized and unrealized gain (loss) on investments	0.65		2.75	2.26	(3.87)	(1.15)	2.79

Total from investment operations	0.66		2.81	2.30	(3.68)	(0.99)	2.94

Less Distributions:	(0.07)		(0.05)	(0.16)	(1.76)	(2.03)	(0.85)

Capital Contributions (Note 4):	0.01		—	—	—	—	—

Net Asset Value, end of period	$14.17		$13.57	$10.81	$8.67	$14.11	$17.13

Total Return(a)	4.99%		26.11%	26.88%	(29.72)%	(5.61)%	20.04%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$841.1		$1,055.9	$693.0	$455.6	$952.6	$1,126.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.02	%(d)	1.03%	1.06%	1.06%	1.00%	1.03%
Expenses Before Waivers and/or Expense Reimbursement	1.03	%(d)	1.03%	1.06%	1.06%	1.00%	1.03%
Net investment income	0.16	%(d)	0.56%	0.63%	1.20%	0.88%	0.89%
Portfolio turnover rate	24	%(c)	46%	94%	76%	57%	70%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C15

Financial Highlights

(Unaudited)

	AST T. Rowe Price Large-Cap Growth Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008		2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.38		$10.69	$6.97	$11.74		$10.86	$10.28

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.01)	(0.01)	(0.02)		0.01	0.02
Net realized and unrealized gain (loss) on investments	0.59		1.70	3.73	(4.74)		0.88	0.56
Total from investment operations	0.58		1.69	3.72	(4.76)		0.89	0.58

Less Distributions:	—		—	—	(0.01)		(0.01)	—

Net Asset Value, end of period	$12.96		$12.38	$10.69	$6.97		$11.74	$10.86

Total Return(a)	4.68%		15.81%	53.37%	(40.57)%		8.24%	5.64%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,742.4		$1,557.6	$900.4	$695.4		$2,147.9	$1,504.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.98	%(e)	1.01%	1.03%	0.99	%(c)	0.96%	1.01%
Expenses Before Waivers and/or Expense Reimbursement	1.00	%(e)	1.02%	1.03%	0.99	%(c)	0.96%	1.01%
Net investment income (loss)	(0.23	)%(e)	(0.21)%	(0.11)%	(0.10)%		0.13%	0.29%
Portfolio turnover rate	31	%(d)	65%	98%	73%		66%	35%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes merger expenses of 0.01%.
(d)	Not annualized.
(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C16

Advanced Series Trust

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of Advanced Series Trust (the “Trust”) consists of ten individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Governance Committee and the Compliance Committee. The Board has also established a new standing committee, the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Renewal of Existing Management & Subadvisory Agreements:

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC and AST Investment Services, Inc. (together with Prudential Investments LLC, collectively referred to herein as “PI”) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-17, 2011 and approved the renewal of the agreements through July 31, 2012, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and its shareholders.1

In advance of the meetings, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the June 15-17, 2011 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, each Portfolio and its shareholders in light of the

1 The Board did not consider or renew the management or subadvisory agreements at the June 2011 meetings with respect to the AST Quantitative Modeling Portfolio, because the Portfolio commenced operations in 2011, and the Board had previously approved new management and subadvisory agreements for the Portfolio for an initial period of two years. The Board noted that it would consider the renewal of the Portfolio’s agreements as part of its annual review of the Trust’s advisory agreements in 2012.

The Board did not consider or renew the subadvisory agreement at the June 2011 meetings with respect to the AST Goldman Sachs Large-Cap Value Portfolio, because it had previously approved a new subadvisory agreement for the Portfolio for an initial period of two years. The Board noted that it would consider the renewal of the agreement as part of its annual review of the Trust’s advisory agreements in 2012.

1

services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), Quantitative Management Associates LLC (“QMA”), and Jennison Associates LLC (“Jennison”), which serve as subadvisers to certain of the Portfolios, are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios of the Trust generally does not contain breakpoints that would reduce the fee rate on assets above specified levels, with the exception of the AST Neuberger Berman Mid-Cap Growth Portfolio, the AST Neuberger Berman/LSV Mid-Cap Value Portfolio, and the AST T. Rowe Price Large-Cap Growth Portfolio. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow

2

beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints is acceptable at this time. In response to a request from the Board, management agreed to further study economies of scale and breakpoints and provide a report at a future Board meeting.

With respect to the AST Neuberger Berman Mid-Cap Growth Portfolio and the AST T. Rowe Price Large-Cap Growth Portfolio, the Board noted that the management fee schedule includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets these Portfolios do not realize the effect of those rate reductions. The Board took note, however, that the Portfolios’ fee structures would result in benefits to Portfolio shareholders when (and if) assets reach the levels at which their fee rates are reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

With respect to the AST Neuberger Berman/LSV Mid-Cap Value Portfolio, the Board noted that the management fee schedule for the Portfolio includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Portfolio’s effective fee rates reflected some of those rate reductions.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions that may be received by affiliates of PI, fees received by affiliates of PI for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2010, except as otherwise noted below.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2010. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc., (“Lipper”) an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

3

In connection with its consideration of Portfolio expenses, the Board considered and accepted PI’s proposals to modify or eliminate existing management fee waivers and/or expense caps for selected Portfolios, to adjust expense ratios for selected Portfolios, as well as to institute new waivers or expense caps for selected Portfolios, as is specifically noted below.

In addition, the Board considered and accepted PI’s proposal to increase the existing tiered Administrative Service Fee waiver for the Portfolios, pursuant to which PI agreed to waive a portion of the 0.10% Administrative Services Fee paid by each Portfolio based on the average daily net assets of each Portfolio, as follows: for a Portfolio’s average daily net assets of $300 million and below: no waiver is applicable; for a Portfolio’s average daily net assets over $300 million up to and including $500 million, the Administrative Fee is reduced to 0.08%; for a Portfolio’s average daily net assets over $500 million up to and including $750 million, the Administrative Fee is reduced to 0.07%; and for a Portfolio’s average daily net assets over $750 million, the Administrative Fee is reduced to 0.06%. 2

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Academic Strategies Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Third Quartile	-----
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods, though it underperformed its benchmark index over the three-year period.
•

The Board noted that in July 2008, the Portfolio adopted new investment strategies and policies, and appointed new subadvisers to manage the Portfolio, and as a result, most of the Portfolio’s historical performance record did not reflect the current management of the Portfolio.

•

The Board concurred with PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.64%, noting PI’s explanation that the expense cap had been lowered during 2010 to reflect the fact that derivative and asset class sleeves of the Portfolio were not operational at that time, and that these sleeves had since commenced operations.

•	The Board accepted PI’s recommendation to implement a voluntary waiver of 0.01% of its management fee on Portfolio assets over $6.5 billion.
•	The Board concluded that, in light of the Portfolio’s competitive performance vis-à-vis its benchmark index, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Advanced Strategies Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	-----	-----
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

2 Previously, the Administrative Fee waiver was tiered as follows: for a Portfolio’s average daily net assets of $500 million and below: no waiver; for a Portfolio’s average daily net assets over $500 million up to and including $750 million, the Administrative Fee was reduced to 0.09%; for a Portfolio’s average daily net assets over $750 million up to and including $1 billion, the Administrative Fee was reduced to 0.08%; and for a Portfolio’s average daily net assets over $1 billion, the Administrative Fee was reduced to 0.07%.

4

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.
•	The Board accepted PI’s recommendation to implement a voluntary waiver of 0.01% of its management fee on Portfolio assets over $5.5 billion.
•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and it shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST AllianceBernstein Core Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Fourth Quartile	Fourth Quartile	-----------
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the performance of the Portfolio improved, with the Portfolio ranking in the second quartile for the one-year period, and in the first quartile for the first quarter of 2011.
•	The Board and PI agreed that PI will explore strategic alternatives for the Portfolio.
•

The Board accepted PI’s recommendation to decrease the existing voluntary cap on net total expenses from 0.88% to 0.87% to align the Portfolio’s expenses with the net total expenses of its peers in the third quartile.

•	The Board concluded that, in light of the Portfolio’s improved recent performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Large-Cap Value Portfolio (formerly, AST AllianceBernstein Growth & Income Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: Second Quartile
Net Total Expenses: Third Quartile
•

The Board noted that it did not review the Portfolio’s performance or expense data, and noted that it was not considering the renewal of the Portfolio’s subadvisory agreement, because the Board had earlier approved a new subadvisory agreement for the Portfolio in connection with a change in subadviser for the Portfolio, and the Board’s approval was valid for a two-year period.

•	The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.87% in light of the recent change in subadviser.
•	The Board concluded that it was reasonable to renew the management agreement.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST American Century Income & Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Fourth Quartile	Fourth Quartile	Second Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Fourth Quartile
•

The Board further noted that the Portfolio’s recent performance had shown improvement, observing that the Portfolio ranked in the second quartile for the one-year period and in the second quartile for the first quarter of 2011.

•	The Board accepted PI’s recommendation to lower the existing voluntary cap on net total Portfolio expenses from 0.90% to 0.88%.

5

•	The Board concluded that, in light of the Portfolio’s recent improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Balanced Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Fourth Quartile	Fourth Quartile	----
Actual Management Fees: Second Quartile
Net Total Expenses: Second Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three- and five-year periods.
•

The Board noted that during July 2008, the Portfolio had been repositioned as a balanced asset allocation fund, and, as a result, the Portfolio’s historical performance record prior to the repositioning was not reflective of the current operation of the Portfolio.

•	The Board accepted PI’s recommendation to implement a voluntary waiver of 0.01% of its management fee on Portfolio assets over $5 billion.
•	The Board concluded that, in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Fourth Quartile	Third Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed its benchmark index over the one- and three-year periods.
•

The Board further noted that the Portfolio’s current subadviser had assumed responsibility for the Portfolio in July 2010, and therefore the Portfolio’s performance was not attributable to the current subadviser.

•	The Board concluded that it was reasonable to renew the agreements to continue to permit the subadviser to establish a performance record against which it could be evaluated.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Capital Growth Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Fourth Quartile	Fourth Quartile
Actual Management Fees: N/A
Net Total Expenses: N/A
•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three- and five-year periods.
•	The Board noted that year-to-date (through May 2011), the Portfolio was in the first quartile of its Peer Group and that QMA, the Portfolio’s current subadviser, has only been in place since 2008.
•

The Board noted that, because of the small number of funds included in the Peer Group, Lipper quartile rankings for actual management fees and total expenses were not meaningful as a basis for peer comparisons.

6

•	The Board accepted PI’s recommendation to implement a voluntary waiver of 0.01% of its management fee on Portfolio assets over $5 billion.
•	The Board concluded that, in light of the Portfolio’s improved recent performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST CLS Growth Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Fourth Quartile	-----	-----
Actual Management Fees: Third Quartile
Net Total Expenses: Second Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-year period.
•

The Board accepted PI’s recommendation to retain PI’s existing voluntary waiver of .05% of its management fee on Portfolio assets over $100 million to $200 million, and .10% of its management fee on Portfolio assets over $200 million.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST CLS Moderate Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Fourth Quartile	-----	-----
Actual Management Fees: Third Quartile
Net Total Expenses: Third Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-year period.
•

The Board accepted PI’s recommendation to retain PI’s existing voluntary waiver of .05% of its management fee on Portfolio assets over $100 million to $200 million, and .10% of its management fee on Portfolio assets over $200 million.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Federated Aggressive Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Third Quartile	Third Quartile	First Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the one-, five- and ten-year periods, though it underperformed its benchmark index over the three-year period.
•	The Board further noted that the Portfolio’s recent performance had shown improvement, with the Portfolio ranking in the first quartile and outperforming its benchmark index for the one-year period.
•	The Board noted PI’s explanation that the net total expenses ranking was not attributable to the management fees, which rank in the second quartile.
•

The Board accepted PI’s recommendation to retain the existing voluntary cap on net total Portfolio expenses of 1.11%, to align the Portfolio’s expenses with the expenses of its peers in the third quartile.

7

•	The Board concluded that, in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Concentrated Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	First Quartile	First Quartile	Fourth Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board considered that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the one- and ten-year periods.
•	The Board concluded that, in light of the Portfolio’s competitive performance over longer time periods, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Mid-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	First Quartile	First Quartile	Fourth Quartile
Actual Management Fee: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the one- and ten-year periods.
•	The Board concluded that, in light of the Portfolio’s competitive performance, over longer time periods, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Small-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	Second Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over all periods.
•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Horizon Growth Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	-----	-----
Actual Management Fees: Fourth Quartile
Net Total Expenses: Third Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over all periods.
•

The Board accepted PI’s recommendation to retain PI’s existing voluntary waiver of .05% of its management fee on Portfolio assets from $250 million to $750 million, and .10% of its management fee on Portfolio assets over $750 million.

8

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Horizon Moderate Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	-----	-----
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that outperformed its benchmark index over all periods.
•

The Board accepted PI’s recommendation to retain PI’s existing voluntary waiver of .05% of its management fee on Portfolio assets from $250 million to $750 million, and .10% of its management fee on Portfolio assets over $750 million.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Investment Grade Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	-----	-----	-----
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index for the one-year period.
•	The Board accepted PI’s recommendation to continue the existing contractual cap on net total Portfolio expenses of 1.00%.
•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided

AST Jennison Large-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	-----	-----	-----
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.
•	The Board concluded that, due to the Portfolio’s relatively recent inception date, the Portfolio did not yet have a longer-term performance track record to evaluate.
•	The Board concluded that it was reasonable to renew the agreements to continue to permit the subadviser to establish a performance record against which it could be evaluated.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

9

AST Jennison Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	-----	-----	-----
Actual Management Fees: Second Quartile
Net Total Expenses: Third Quartile
•	The Board noted that the Portfolio performed competitively against its benchmark index over the one-year period.
•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Fourth Quartile	Fourth Quartile	Fourth Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•

The Board also noted that due to subadviser changes that occurred in 2008 and 2009 (JP Morgan was replaced by Eaton Vance at the end of 2008, and Dreman Management was terminated as a subadviser in April 2009), the intermediate and long-term historical performance of the Portfolio did not accurately reflect the current management of the Portfolio.

•	The Board noted that the Portfolio’s recent performance had shown improvement, with the Portfolio ranked in the second quartile for the one-year period.
•	The Board accepted PI’s recommendation to lower the voluntary cap on net total Portfolio expenses from 0.85% to 0.79%, which would result in net total expenses ranked in the third quartile.
•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.
•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST Marsico Capital Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Fourth Quartile	Fourth Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the one- and ten-year periods, though it underperformed its benchmark index over the three- and five-year periods.
•

The Board further noted that that the Portfolio’s recent performance had shown improvement, with the Portfolio ranked in the first quartile for the one-year period, and ranked in the second quartile for the first quarter of 2011.

•	The Board accepted PI’s recommendation to discontinue the existing cap on net total Portfolio expenses of 0.93%.
•	The Board concluded that, in light of the Portfolio’s recently improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Fourth Quartile	Third Quartile	Third Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, though it underperformed its benchmark index over the one-, three- and five-year periods.

10

•

The Board noted PI’s explanation that the Portfolio’s underperformance was attributable to significant underperformance during 2009 and 2010, and that the Portfolio had outperformed or performed competitively against both its peer universe and its benchmark index over longer periods.

•

The Board also noted that the Portfolio’s subadviser had recently changed portfolio managers for the Portfolio, and as a result, the Portfolio’s performance record was not attributable to the current portfolio management team.

•	The Board accepted PI’s recommendation to institute a voluntary cap on net total Portfolio expenses of 0.88%, which would change the Portfolio’s rank for net total expenses to the third quartile.
•

The Board concluded that, in light of the recent change in portfolio management and the Portfolio’s competitive performance over longer periods, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Mid-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	Second Quartile	Fourth Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods, though it underperformed its benchmark index over the ten-year period.
•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Money Market Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Second Quartile	Second Quartile	Second Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile
•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•

The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.56% in light of the Portfolio’s improved performance. The Board also considered that PI currently voluntarily waived a portion of its management fee in order to support the Portfolio’s yield, and PI had agreed to continue the fee waiver.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Neuberger Berman Mid-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Second Quartile	Third Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods, though it underperformed its benchmark index over the three- and ten-year period.
•

The Board noted PI’s explanation that the Portfolio experienced significant performance improvement in comparison to 2009, during which time the subadviser’s investment style was not favored by the market.

11

•	The Board concurred with PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 1.25%.
•	The Board concluded that, in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Neuberger Berman/LSV Mid-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Third Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•

The Board noted that the Portfolio outperformed or performed competitively against its benchmark index over the one- and three-year periods, though it underperformed its benchmark index over the five- and ten-year periods.

•

The Board noted PI’s explanation that underperformance over longer time periods was attributable to significant underperformance during 2008, when the Portfolio’s value investment style was disfavored in the market.

•

The Board further noted that the Portfolio’s recent performance had shown improvement, with the Portfolio ranking in the second quartile over the one-year period and ranked in the first quartile during the first quarter of 2011.

•	The Board concluded that, in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Preservation Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Second Quartile	-----
Actual Management Fees: N/A
Net Total Expenses: N/A
•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods, though it underperformed its benchmark index over the three-year period.
•

The Board noted that, because of the small number of funds included in the Peer Group, Lipper quartile rankings for actual management fees and total expenses were not meaningful as a basis for peer comparisons.

•	The Board accepted PI’s recommendation to implement a voluntary waiver of 0.01% of its management fee on Portfolio assets over $5 billion.
•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	Third Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Third Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods, though it underperformed its benchmark index over the ten-year period.
•	The Board concluded that, in light of the Portfolio’s competitive performance, it was in the interest of the Portfolio and its shareholder to renew the agreements.

12

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	Second Quartile	Fourth Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over all periods.
•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Large-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	First Quartile	First Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board considered that the Portfolio outperformed its benchmark index over all periods.
•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Academic Strategies Portfolio: Approval of New Subadvisory Agreement

Approval of a New Subadvisory Agreement

At a March 2-3, 2011 meeting of the Board, including all of the Independent Trustees, the Board considered and approved a new subadvisory agreement with J.P. Morgan Investment Management, Inc (“J.P. Morgan” or the “Subadviser”) with respect to a new market neutral sleeve (the “New Sleeve”) of the AST Academic Strategies Portfolio (the “Portfolio”).

In approving the agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Subadviser; any relevant comparable performance information; the fees proposed to be paid by the Prudential Investments LLC and AST Investment Services, Inc. (collectively, the “Manager”) to the Subadviser under the agreement; and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings on March 2-3, 2011. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreement.

The Trustees determined that the overall arrangements between the Manager and the Subadviser, which will serve as the Portfolio’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreement and such other matters as the Trustees considered relevant in the exercise of their business judgment.

13

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreement are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services that would be provided by J.P. Morgan to the New Sleeve of the Portfolio under the new subadvisory agreement. The Manager also noted that J.P. Morgan currently subadvises several other Prudential insurance funds (collectively, the “J.P. Morgan Funds”).

With respect to the quality of services, the Board considered, among other things, the background and experience of the J.P. Morgan portfolio managers for the New Sleeve. The Board also received information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to J.P. Morgan in connection with the renewal of the relevant subadvisory agreements for the J.P. Morgan Funds at the June 23-25, 2010 meetings and updated information at the March 2-3, 2011 meetings. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) regarding J.P. Morgan.

The Board concluded that with respect to J.P. Morgan, based on the nature of the proposed services to be rendered, the background information that it reviewed about J.P. Morgan and its experience with the J.P. Morgan Funds, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the New Sleeve by J.P. Morgan.

Performance

Because the New Sleeve had not yet commenced operations, no investment performance for the New Sleeve existed for Board review. The Board, however, received and considered information regarding J.P. Morgan’s investment performance in managing pooled investment vehicles that use investment strategies similar to the ones used by the New Sleeve. The Board concluded that it was satisfied with the performance record of the Subadviser.

Fee Rates

The Board considered the proposed subadvisory fees of 1.00% of the New Sleeve’s first $50 million of average daily net assets, 0.90% of the New Sleeve’s average daily net assets between $50 million and $150 million, and 0.80% of the New Sleeve’s average daily net assets in excess of $150 million to be paid by the Manager to the Subadviser. The Board concluded that the proposed subadvisory fee was reasonable in light of the services to be provided.

Profitability

Because the New Sleeve had not yet commenced operations, the Board noted that there was no historical profitability information to be reviewed with respect to the New Sleeve. The Board noted that it would review profitability information in connection with the annual approval of the investment advisory and subadvisory agreements for the New Sleeve.

Economies of Scale

Because the New Sleeve had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the New Sleeve to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

14

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Subadviser in connection with the New Sleeve. The Board concluded that any potential benefits to be derived by the Subadviser were similar to benefits derived by the Subadviser in connection with their management of the J.P. Morgan Funds, which are reviewed on an annual basis. The Board noted that it would review ancillary benefits in connection with the annual renewal of advisory and subadvisory agreements.

***

After full consideration of these factors, the Board concluded that the approval of the subadvisory agreement was in the interests of the Portfolio.

AST Quantitative Modeling Portfolio: Approval of New Management & Subadvisory Agreements

Initial Approval of the Portfolio’s Advisory Agreements

As required by the 1940 Act, the Board considered the proposed management agreement with Prudential Investments LLC and AST Investment Services, Inc. (collectively, the “Manager”) and the proposed subadvisory agreement with Quantitative Management Associates, LLC (“QMA” or the “Subadviser”), with respect to the Portfolio prior to the Portfolio’s commencement of operations. The Board, including all of the Independent Trustees, met on March 2-3, 2011 and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interest of the Portfolio.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Manager and the Subadviser; any relevant comparable performance information; the fees proposed to be paid by the Portfolio to the Manager and by the Manager to the Subadviser under the agreements; and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings on March 2-3, 2011. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Portfolio.

The Trustees determined that the overall arrangements between the Portfolio and the Manager, which will serve as the Portfolio’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Portfolio’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager in connection with the renewal of the management agreement covering the other portfolios of the Trust at the June 23-25, 2010 meetings, and concluded that it was satisfied with the nature, quality and extent of services provided by the Manager under the management

15

agreement. The Board determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the amended management agreement covering the Portfolio would be similar in nature to those provided under the existing management agreement.

With respect to QMA, the Board received and considered information regarding the nature and extent of services that would be provided to the Portfolio under the new subadvisory agreement. The Manager also noted that QMA currently subadvises other portfolios of the Trust, including the AST Capital Growth Portfolio which is managed using a strategy similar to the strategy to be used for a portion of the Portfolio. The Board considered, among other things, the background and experience of the portfolio managers for QMA. The Board also received information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to QMA in connection with the renewal of the relevant subadvisory agreements for the other Trust portfolios at the June 23-25, 2010 meetings. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) regarding QMA. The Board concluded that with respect to QMA, based on the nature of the proposed services to be rendered and the background information that it reviewed about QMA, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by QMA.

Performance

Because the Portfolio had not yet commenced operations, no investment performance for the Portfolio existed for Board review. The Board, however, received and considered information regarding QMA’s investment performance in managing the AST Capital Growth Portfolio. The Board concluded that it was satisfied with the performance record of the Subadviser.

Fee Rates

The Board considered the proposed management fees of 0.25% of the Portfolio’s average daily net assets to be paid by the Portfolio to the Manager and the proposed subadvisory fees of 0.06% of the average daily net assets to be paid by the Manager to the Subadviser. The Board considered information provided by the Manager comparing the New Portfolio’s proposed management fee rate and total expenses to funds within the Lipper 15(c) Peer Group. The Board also considered information regarding fees paid to the Manager and QMA for other Trust portfolios structured as funds-of-funds. Based on the foregoing, the Board concluded that the proposed fees were reasonable.

Profitability

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information to be reviewed with respect to the Portfolio. The Board noted that it would review profitability information in connection with the annual approval of the investment advisory and subadvisory agreements.

Economies of Scale

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the Portfolio to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser in connection with the Portfolio. The Board concluded that any potential benefits to be derived by the Manager and the Subadviser were similar to benefits derived by the Manager and the Subadviser in connection with their management of the other Trust portfolios, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Manager and the Subadviser were consistent with the types of benefit generally derived by other investment managers and

16

subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with the annual renewal of advisory and subadvisory agreements.

***

After full consideration of these factors, the Board concluded that the approval of the investment advisory and subadvisory agreements was in the interests of the Portfolio.

Board Approval of Interim Subadvisory Agreement: AST Academic Strategies Asset Allocation Portfolio

Approval of the Interim Subadvisory Agreement

At an in-person meeting of the Board held June 23-24, 2010, the Board approved the subadvisory agreement (the “Current Subadvisory Agreement”), by and between Prudential Investments, LLC and AST Investment Services, Inc. (collectively referred to herein as “PI” or the “Manager”) and Prudential Bache Asset Management, Inc. (“PBAM”), relating to the commodity investment sleeve of the Portfolio. Thereafter, Prudential Financial, Inc. (“PFI”) announced that Jefferies Group, Inc. (“Jefferies”) had agreed to acquire PFI’s Global Commodities Group, including PBAM (the “Acquisition”). The Acquisition was scheduled to close on June 30, 2011. Upon completion of the Acquisition, PBAM would be controlled by Jefferies and operate under the name Bache Asset Management, Inc. (“Bache” or the “Subadviser”).

At a June 15-17, 2011, in-person meeting of the Board, at which all of the Trustees, including all of the Independent Trustees, were in attendance, the Board considered with respect to the commodity investment sleeve of the Portfolio an interim subadvisory agreement (the “Interim Subadvisory Agreement”), by and between PI and Bache relating to the Portfolio. PI recommended that the Board approve the Interim Subadvisory Agreement after being advised about the Acquisition because the completion of the Acquisition would result in an assignment (within the meaning of the 1940 Act), and therefore the automatic termination, of the Current Subadvisory Agreement. As is further discussed below, the Board determined that in light of its approval of the Current Subadvisory Agreement at its June 2010 meetings and the substantially similar terms and conditions of the Current Subadvisory Agreement and the proposed Interim Subadvisory Agreement, it would be in the best interest of the Portfolio and its shareholders to approve the Interim Subadvisory Agreement and that it was reasonable for the Board to approve the Interim Subadvisory Agreement.

In advance of the meeting, the Board requested and received materials relating to the Interim Subadvisory Agreement, and had the opportunity to ask questions and request further information in connection with its considerations. In approving the Interim Subadvisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Subadviser; the performance of the Portfolio and its wholly owned subsidiary; the profitability of PI and its affiliates; expenses and fees; and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Interim Subadvisory Agreement with respect to the Portfolio.

The Trustees determined that the overall arrangements among the Portfolio, the Manager and the Subadviser, which will serve as the Portfolio’s Subadviser pursuant to the terms of the Interim Subadvisory Agreement, are in the interests of the Fund and its shareholders in light of the services to be performed and the fees to be charged under the Interim Subadvisory Agreement and such other matters as the Trustees considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the Interim Subadvisory Agreement are separately discussed below.

17

Nature, quality and extent of services

The Board noted that it had received and considered information about the nature and extent of services provided to the Portfolio by PBAM at the June 15-17, 2011 meetings under the Current Subadvisory Agreement and those that would be provided by Bache under the proposed Interim Subadvisory Agreement, noting that the nature and extent of services under both the Current Agreement and the Interim Subadvisory Agreement were identical in all material respects. The Board further noted that it received favorable compliance reports from the Portfolio’s Chief Compliance Officer as to PBAM.

With respect to the quality of services, the Board considered that the services to be provided to the Portfolio by Bache would not change as a result of the Acquisition from the services that PBAM is currently providing the Portfolio. As part of its review of the Interim Subadvisory Agreement, the Board considered, among other things, the background and experience of the Bache management team and information it received pertaining to the organizational structure, senior management, investment operations, and other relevant information of Bache and Jefferies. The Board noted that the operations of Bache, including the portfolio managers, analyst pool and investment infrastructure, are expected to remain unchanged as a result of the Acquisition. The Board also noted that, due to the Acquisition, Bache would not be an affiliate of PI.

The Board noted that it was satisfied with the nature, quality and extent of services provided by PBAM with respect to the Portfolio under the Current Subadvisory Agreement and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by Bache under the Interim Subadvisory Agreement would be similar in nature to those provided under the Current Subadvisory Agreement. The Board concluded that there was a reasonable basis on which to conclude that the Portfolio would benefit from the subadvisory services to be provided by Bache under the Interim Subadvisory Agreement.

Performance

The Board considered PBAM’s performance record in managing the commodities investment sleeve of the Portfolio and the Portfolio’s wholly owned subsidiary prior to the Acquisition and concluded that that performance record was satisfactory.

Investment Subadvisory Fee Rates

The Board considered the proposed subadvisory fee in the Interim Subadvisory Agreement, which is identical to the subadvisory fee in the Current Subadvisory Agreement. The Board noted that it was satisfied with the subadvisory fee in the Current Subadvisory Agreement. The Board considered that the fee would be held in an interest-bearing escrow account during the term of the Interim Subadvisory Agreement, and that Bache would receive the lesser of (i) any costs incurred by Bache in performing under the Interim Subadvisory Agreement (plus interest earned on that amount while in escrow); or (ii) the total amount in the escrow account (plus interest earned).

The Board concluded that the proposed subadvisory fee rate in the Interim Subadvisory Agreement is reasonable in light of the services proposed to be provided.

Profitability

The Board noted that since Bache would not be affiliated with PI, the revenues derived by the Subadviser under the Interim Subadvisory Agreement would not be included in PI’s profitability calculation, and concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given that PI will compensate the subadviser out of its management fee.

Economies of Scale

The Board considered that the economies of scale would remain substantially similar to those in the Current Subadvisory Agreement.

18

Other Benefits to the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Subadviser and its affiliates as a result of its relationship with the Portfolio. The Board concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Annuity Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits that may be derived by the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

***

After full consideration of these factors, the Board concluded that the approval of the Interim Subadvisory Agreement was in the interests of the Portfolio and its shareholders.

19

Results of Proxy Voting (Unaudited)

At a special meeting of shareholders held on February 25, 2011, shareholders of the Advanced Series Trust approved a proposal to elect Trustees.

The individuals listed in the table below were elected as Trustees of the Trust. All Trustees, with the exception of Ms. Austin, served as Trustees of the Trust prior to the shareholder meeting.

Trustee	Affirmative	Withhold

Susan Davenport Austin	11,407,544,331.204	252,394,106.333
Timothy S. Cronin	11,429,516,715.504	230,421,722.033
Saul K. Fenster	11,387,969,027.042	271,969,410.495
Delayne Dedrick Gold	11,399,017,389.383	260,921,048.154
Robert F. Gunia	11,425,442,438.560	234,495,998.977
W. Scott McDonald, Jr.	11,400,871,304.139	259,067,133.398
Thomas T. Mooney	11,415,572,581.179	244,365,856.358
Thomas M. O’Brien	11,423,822,775.925	236,115,661.612
Stephen Pelletier	11,426,867,007.199	233,071,430.338
F. Don Schwartz	11,390,852,948.878	269,085,488.659

At a special meeting of shareholders held on March 25, 2011, shareholders of the Advanced Series Trust approved a proposal to approve or disapprove a Plan of Reorganization of Advanced Series Trust (the “Plan of Reorganization”) on behalf of the AST Neuberger Berman Small-Cap Growth Portfolio (the “Target Portfolio”) and the AST Federated Aggressive Growth Portfolio (the “Acquiring Portfolio”) and the transactions contemplated thereby, including (i) the transfer of all of the assets of the Target Portfolio to the Acquiring Portfolio and the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio in exchange for full and fractional shares of the Acquiring Portfolio (the “Acquiring Portfolio Shares”) , (ii) the distribution of Acquiring Portfolio Shares to the shareholders of the Target Portfolio according to their respective interests in complete liquidation of the Target Portfolio, and (iii) the dissolution of the Target Portfolio as soon as practicable after the Closing (as defined in the Plan of Reorganization), all upon and subject to the terms of the Plan of Reorganization.

	No. of Shares	% of Outstanding Shares
Affirmative	14,192,233.868	90.511%
Against	547,364.360	3.491%
Abstain	940,463.573	5.998%

At a special meeting of shareholders held on March 30, 2011, shareholders of the Advanced Series Trust approved a proposal to approve an increase in the investment management fee rate paid to Prudential Investments LLC and AST Investment Services, Inc. by the AST Aggressive Asset Allocation Portfolio (to be renamed the AST Wellington Management Hedged Equity Portfolio)

	No. of Shares	% of Outstanding Shares
Affirmative	34,473,268.454	66.309%
Against	15,631,679.827	30.067%
Abstain	1,884,123.348	3.624%

The Prudential Insurance Company of America
751 Broad Street
Newark, NJ 07102-3777

PRSRT STD
U.S. POSTAGE
PAID
WILLARD, OHIO
PERMIT NO. 12

Life insurance and annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

To reduce costs, we may send a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877) 778-5008, you can revoke, or "opt out," of householding at any time.

Prudential Investments, Prudential, Prudential Financial, Prudential Annuities, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To learn more about Prudential Financial, go to www.prudential.com, or scan the code below.

AST 1A

Prudential

ADVANCED SERIES℠ TRUST

Semiannual Report

June 30, 2011

Please note that inside is a Prospectus Supplement dated August 2, 2011. This document is separate from and not a part of the semiannual report.

Prudential

0158085-00004-00

This report is one of several that provides financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust (Trust) portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses and should be read carefully.

Annuities are issued by Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992, and Prudential Annuities Life Assurance Corporation, located at One Corporate Drive, Shelton, CT, 06484. Variable annuities are distributed by Prudential Annuities Distributors, Inc., also located in Shelton, CT. Prudential Annuities is a business unit of Prudential Financial.

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies, and each is solely responsible for its financial condition and contractual obligations.

A description of the Trust's proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call (888) 778-2888, and owners of variable life insurance contracts should call (800) 778-2255 to obtain descriptions of the Trust's proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the Commission) at **www.sec.gov.** Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Trust's website at www.prudentialannuities.com.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Trust's website at www.prudentialannuities.com or by calling the telephone numbers referenced above. For more information on the Commission's Public Reference Room, please visit the Commission's website or call (800) SEC-0330.

The Trust's Statement of Additional Information contains information about the Trust's Trustees and is available without charge upon request by calling (800) 752-6342.

Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2011

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	ASTBlackRock Global Strategies Portfolio	A1
	ASTBond Portfolio 2015	A22
	ASTBond Portfolio 2016	A30
	ASTBond Portfolio 2017	A37
	ASTBond Portfolio 2018	A45
	ASTBond Portfolio 2019	A53
	ASTBond Portfolio 2020	A61
	ASTBond Portfolio 2021	A69
	ASTBond Portfolio 2022	A77
	ASTCohen & Steers Realty Portfolio	A83
	ASTFI Pyramis® Asset Allocation Portfolio	A87
	ASTFirst Trust Balanced Target Portfolio	A105
	ASTFirst Trust Capital Appreciation Target Portfolio	A113
	ASTGlobal Real Estate Portfolio	A121
	ASTHigh Yield Portfolio	A126
	ASTInternational Growth Portfolio	A147
	ASTInternational Value Portfolio	A154
	ASTJPMorgan International Equity Portfolio	A162
	ASTJPMorgan Strategic Opportunities Portfolio	A166
	ASTLord Abbett Core Fixed Income Portfolio	A228
	ASTMFS Global Equity Portfolio	A241
	ASTParametric Emerging Markets Equity Portfolio	A245
	ASTPIMCO Limited Maturity Bond Portfolio	A267
	ASTPIMCO Total Return Bond Portfolio	A286
	ASTQMA US Equity Alpha Portfolio	A327
	ASTSchroders Multi-Asset World Strategies Portfolio	A338
	ASTT. Rowe Price Asset Allocation Portfolio	A370
	ASTT. Rowe Price Global Bond Portfolio	A412
	ASTT. Rowe Price Natural Resources Portfolio	A438
	ASTWellington Management Hedged Equity Portfolio	A442
	ASTWestern Asset Core Plus Bond Portfolio	A452

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2011

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stephen Pelletier

President,

Advanced Series Trust	July 29, 2011

PRESIDENT

STEPHEN PELLETIER

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2011

AST BlackRock Global Strategies
Allocation	(% of Net Assets	)
Common Stocks	22.3%
Corporate Bonds	14.3%
U.S. Government Mortgage-Backed Obligations	10.0%
U.S. Treasury Obligations	8.8%
Exchange Traded Funds	5.5%

AST Bond Portfolio 2015
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	23.2%
Corporate Bonds	18.4%
U.S. Government Agency Obligations	14.0%
Commercial Mortgage-Backed Securities	12.5%
U.S. Government Mortgage-Backed Securities	10.7%

AST Bond Portfolio 2016
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	23.1%
Corporate Bonds	14.6%
Asset-Backed Securities	9.8%
Commercial Mortgage-Backed Securities	9.5%
U.S. Treasury Obligations	7.8%

AST Bond Portfolio 2017
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	30.0%
U.S. Treasury Obligations	10.0%
U.S. Government Mortgage-Backed Securities	9.0%
Corporate Bonds	7.6%
Asset-Backed Securities	6.1%

AST Bond Portfolio 2018
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	22.6%
U.S. Government Agency Obligations	9.5%
U.S. Government Mortgage-Backed Securities	8.6%
Corporate Bonds	6.4%
Commercial Mortgage-Backed Securities	5.2%

AST Bond Portfolio 2019
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	24.3%
U.S. Treasury Obligations	17.3%
Commercial Mortgage-Backed Securities	10.7%
Corporate Bonds	8.8%
Asset-Backed Securities	6.9%

AST Bond Portfolio 2020
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	50.2%
U.S. Government Mortgage-Backed Securities	11.2%
Commercial Mortgage-Backed Securities	10.4%
Asset-Backed Securities	8.9%
Corporate Bonds	8.8%

AST Bond Portfolio 2021
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	22.4%
U.S. Treasury Obligations	12.7%
U.S. Government Mortgage-Backed Securities	9.7%
Corporate Bonds	5.9%
Non-Corporate Foreign Agencies	4.5%

AST Bond Portfolio 2022
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	32.3%
U.S. Government Agency Obligations	16.9%
U.S. Government Mortgage-Backed Securities	7.4%
Corporate Bonds	4.7%
Commercial Mortgage-Backed Securities	2.5%

AST Cohen & Steers Realty
Five Largest Holdings	(% of Net Assets	)
Simon Property Group, Inc., REIT	10.1%
Vornado Realty Trust, REIT	6.2%
Equity Residential, REIT	5.7%
ProLogis, Inc., REIT	5.5%
Boston Properties, Inc., REIT	4.4%

AST FI Pyramis® Asset Allocation
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Notes 0.75%, 06/15/14	2.8%
U.S. Treasury Notes 1.00%, 10/31/11	2.6%
U.S. Treasury Notes 1.00%, 05/15/14	1.5%
U.S. Treasury Notes 3.125%, 05/15/21	1.2%
Apple, Inc.	1.1%

AST First Trust Balanced Target
Five Largest Holdings	(% of Net Assets	)
AT&T, Inc.	2.2%
Hitachi Ltd., ADR (Japan)	1.5%
BT Group PLC, ADR (United Kingdom)	1.3%
MetroPCS Communications, Inc.	1.2%
TRW Automotive Holdings Corp.	1.1%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2011

AST First Trust Capital Appreciation Target
Five Largest Holdings	(% of Net Assets	)
Hitachi Ltd., ADR (Japan)	1.9%
KLA-Tencor Corp.	1.8%
Lam Research Corp.	1.7%
BT Group PLC, ADR (United Kingdom)	1.7%
MetroPCS Communications, Inc.	1.5%

AST Global Real Estate
Five Largest Holdings	(% of Net Assets	)
Simon Property Group, Inc., REIT	4.8%
Sun Hung Kai Properties Ltd. (Hong Kong)	3.0%
Cheung Kong Holdings Ltd. (Hong Kong)	2.7%
Westfield Group, REIT (Australia)	2.5%
Unibail-Rodamco SE, REIT (France)	2.2%

AST High Yield
Allocation	(% of Net Assets	)
Corporate Bonds	88.5%
Bank Loans	5.0%
Preferred Stocks	0.5%
Commercial Mortgage-Backed Security	0.1%
Common Stocks	0.1%

AST International Growth
Five Largest Holdings	(% of Net Assets	)
BASF SE (Germany)	2.4%
OGX Petroleo e Gas Participacoes SA (Brazil)	2.3%
Schneider Electric SA (France)	2.2%
Novo Nordisk A/S (Class B Stock) (Denmark)	2.0%
ASML Holding NV (Netherlands)	1.8%

AST International Value
Five Largest Holdings	(% of Net Assets	)
Novartis AG (Switzerland)	1.6%
Royal Dutch Shell PLC (Class B Stock) (Netherlands)	1.6%
BNP Paribas (France)	1.4%
Allianz SE (Germany)	1.4%
Volkswagen AG (PRFC Shares) (Germany)	1.2%

AST JPMorgan International Equity
Five Largest Holdings	(% of Net Assets	)
Royal Dutch Shell PLC (Class A Stock) (United Kingdom)	3.1%
BHP Billiton Ltd. (Australia)	3.0%
Nestle SA (Switzerland)	2.5%
Total SA (France)	2.2%
BG Group PLC (United Kingdom)	2.1%

AST JPMorgan Strategic Opportunities
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Notes 3.00%, 09/30/16	1.7%
U.S. Treasury Notes 0.875%, 01/31/12	1.2%
U.S. Treasury Notes 2.375%, 02/28/15	1.1%
Apple, Inc.	0.8%
U.S. Treasury Notes 8.125%, 08/15/19	0.8%

AST Lord Abbett Core Fixed Income
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	33.7%
U.S. Government Mortgage-Backed Obligations	26.3%
Corporate Bonds	23.2%
Asset-Backed Securities	7.1%
Commercial Mortgage-Backed Securities	6.2%

AST MFS Global Equity
Five Largest Holdings	(% of Net Assets	)
Nestle SA (Switzerland)	3.2%
Linde AG (Germany)	3.2%
Heineken NV (Netherlands)	2.7%
Reckitt Benckiser Group PLC (United Kingdom)	2.4%
Walt Disney Co. (The)	2.2%

AST Parametric Emerging Markets Equity
Five Largest Holdings	(% of Net Assets	)
America Movil SAB de CV (Class L Stock) (Mexico)	1.3%
Gazprom OAO, ADR (Russia)	1.2%
Sberbank of Russia (Class S Stock) (Russia)	1.0%
MTN Group Ltd. (South Africa)	1.0%
China Mobile Ltd. (China)	0.8%

AST PIMCO Limited Maturity Bond
Allocation	(% of Net Assets	)
Corporate Obligations	47.5%
U.S. Treasury Obligations	18.8%
Residential Mortgage-Backed Securities	7.6%
Foreign Government Bonds	5.5%
Asset-Backed Securities	2.3%

AST PIMCO Total Return Bond
Allocation	(% of Net Assets	)
Corporate Bonds	33.9%
U.S Government Mortgage-Backed Obligations	21.4%
Foreign Government Bonds	5.2%
Residential Mortgage-Backed Securities	4.2%
Asset-Backed Securities	3.6%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2011

AST QMA US Equity Alpha
Five Largest Holdings	(% of Net Assets	)
Exxon Mobil Corp.	3.5%
Apple, Inc.	2.7%
General Electric Co.	1.9%
Chevron Corp.	1.9%
Microsoft Corp.	1.7%

AST Schroders Multi-Asset World Strategies
Five Largest Holdings	(% of Net Assets	)
PIMCO Emerging Local Bond Fund (Institutional Shares)	3.0%
Goldman Sachs High Yield Fund (Institutional Shares)	2.9%
iShares Gold Trust	2.5%
iShares S&P 500 Index Fund	2.3%
PIMCO Developing Local Markets Fund (Institutional Shares)	2.1%

AST T. Rowe Price Asset Allocation
Five Largest Holdings	(% of Net Assets	)
Exxon Mobil Corp.	1.7%
U.S. Treasury Notes 1.125%, 01/15/12	1.7%
Apple, Inc.	1.3%
Microsoft Corp.	1.1%
AT&T, Inc.	1.1%

AST T. Rowe Price Global Bond
Allocation	(% of Net Assets	)
Foreign Bonds	53.8%
U.S. Government Mortgage-Backed Securities	14.7%
Corporate Obligations	14.5%
U.S. Treasury Obligations	7.8%
Commercial Mortgage-Backed Securities	2.1%

AST T. Rowe Price Natural Resources
Five Largest Holdings	(% of Net Assets	)
Schlumberger Ltd. (Netherlands)	4.8%
Cameron International Corp.	2.6%
Potash Corp. of Saskatchewan, Inc. (Canada)	2.6%
Peabody Energy Corp.	2.4%
Chevron Corp.	2.0%

AST Wellington Management Hedged Equity
Five Largest Holdings	(% of Net Assets	)
SPDR S&P 500 ETF Trust	2.8%
Wells Fargo & Co.	1.2%
PepsiCo, Inc.	1.2%
Apple, Inc.	1.2%
Cisco Systems, Inc.	1.1%

AST Western Asset Core Plus Bond
Allocation	(% of Net Assets	)
U.S. Government Mortgage-Backed Obligations	47.0%
Corporate Bonds	29.2%
Residential Mortgage-Backed Securities	13.3%
U.S. Treasury Obligations	9.2%
Asset-Backed Securities	5.1%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2011

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST BlackRock Global Strategies	Actual**	$1,000.00	$978.00	1.11%	$1.86
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56
AST Bond 2015	Actual	$1,000.00	$1,026.60	0.87%	$4.37
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36
AST Bond 2016	Actual	$1,000.00	$1,033.00	1.00%	$5.04
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST Bond 2017	Actual	$1,000.00	$1,031.50	0.85%	$4.28
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
AST Bond 2018	Actual	$1,000.00	$1,031.30	0.83%	$4.18
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
AST Bond 2019	Actual	$1,000.00	$1,032.00	0.93%	$4.69
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST Bond 2020	Actual	$1,000.00	$1,037.50	0.92%	$4.65
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61
AST Bond 2021	Actual	$1,000.00	$1,033.30	0.80%	$4.03
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
AST Bond 2022	Actual**	$1,000.00	$1,031.00	1.00%	$4.98
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST Cohen & Steers Realty	Actual	$1,000.00	$1,108.80	1.13%	$5.91
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66
AST FI Pyramis® Asset Allocation	Actual	$1,000.00	$1,038.90	1.44%	$7.28
	Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20
AST First Trust Balanced Target	Actual	$1,000.00	$1,034.90	0.93%	$4.69
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2011

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST First Trust Capital Appreciation Target	Actual	$1,000.00	$1,030.60	0.91%	$4.58
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56
AST Global Real Estate	Actual	$1,000.00	$1,053.70	1.16%	$5.91
	Hypothetical	$1,000.00	$1,019.04	1.16%	$5.81
AST High Yield	Actual	$1,000.00	$1,043.20	0.86%	$4.36
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31
AST International Growth	Actual	$1,000.00	$1,007.80	1.06%	$5.28
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31
AST International Value	Actual	$1,000.00	$1,057.90	1.12%	$5.71
	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61
AST JPMorgan International Equity	Actual	$1,000.00	$1,056.40	1.04%	$5.30
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21
AST JPMorgan Strategic Opportunities	Actual	$1,000.00	$1,031.10	1.23%	$6.19
	Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16
AST Lord Abbett Core Fixed Income	Actual	$1,000.00	$1,055.90	0.87%	$4.43
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36
AST MFS Global Equity	Actual	$1,000.00	$1,077.70	1.20%	$6.18
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
AST Parametric Emerging Markets Equity	Actual	$1,000.00	$998.40	1.37%	$6.79
	Hypothetical	$1,000.00	$1,018.00	1.37%	$6.85
AST PIMCO Limited Maturity Bond	Actual	$1,000.00	$1,012.80	0.77%	$3.84
	Hypothetical	$1,000.00	$1,020.98	0.77%	$3.86
AST PIMCO Total Return Bond	Actual	$1,000.00	$1,028.30	0.74%	$3.72
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71
AST QMA US Equity Alpha	Actual	$1,000.00	$1,087.40	1.46%	$7.56
	Hypothetical	$1,000.00	$1,017.55	1.46%	$7.30
AST Schroders Multi-Asset World Strategies	Actual	$1,000.00	$1,038.30	1.33%	$6.72
	Hypothetical	$1,000.00	$1,018.20	1.33%	$6.66
AST T. Rowe Price Asset Allocation	Actual	$1,000.00	$1,047.70	0.95%	$4.82
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76
AST T. Rowe Price Global Bond	Actual	$1,000.00	$1,042.20	0.98%	$4.96
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91
AST T. Rowe Price Natural Resources	Actual	$1,000.00	$1,020.90	1.02%	$5.11
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11
AST Wellington Management Hedged Equity	Actual	$1,000.00	$1,046.00	1.18%	$5.99
	Hypothetical	$1,000.00	$1,018.94	1.18%	$5.91
AST Western Asset Core Plus Bond	Actual	$1,000.00	$1,026.50	0.80%	$4.02
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2011, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** AST BlackRock Global Strategies Portfolio’s “Actual” expenses are calculated using the 63 day period ended June 30, 2011 due to its commencement of operations on April 29, 2011. AST Bond 2022 Portfolio’s “Actual” expenses are calculated using the 179 day period ended June 30, 2011 due to its commencement of operations on January 3, 2011.

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 65.5%
COMMON STOCKS — 22.3%	Shares	Value (Note 2)

Advertising — 0.4%
Focus Media Holding Ltd., ADR (Cayman Islands)*	73,802	$2,295,242
Interpublic Group of Cos., Inc. (The)	71,000	887,500

		3,182,742

Aerospace & Defense — 0.1%
Raytheon Co.	14,000	697,900

Airlines — 0.1%
Southwest Airlines Co.	77,000	879,340

Auto Parts & Equipment — 0.3%
Delphi Class B Interests	100	2,265,000
TRW Automotive Holdings Corp.*	5,000	295,150

		2,560,150

Automobile Manufacturers — 0.5%
Daimler AG (Germany)	27,284	2,053,481
Nissan Motor Co. Ltd. (Japan)	233,800	2,457,054

		4,510,535

Beverages — 0.5%
Coca-Cola Enterprises, Inc.	11,000	320,980
Constellation Brands, Inc. (Class A Stock)*	19,000	395,580
Dr. Pepper Snapple Group, Inc.	21,000	880,530
Heineken NV (Netherlands)	45,411	2,730,929

		4,328,019

Biotechnology — 0.6%
Amgen, Inc.*	20,000	1,167,000
Biogen Idec, Inc.*	10,000	1,069,200
Illumina, Inc.*	9,000	676,350
Myriad Genetics, Inc.*	14,000	317,940
Vertex Pharmaceuticals, Inc.*	36,643	1,905,070

		5,135,560

Chemicals — 0.5%
Cytec Industries, Inc.	33,095	1,892,703
Huntsman Corp.	34,000	640,900
Praxair, Inc.	15,964	1,730,338

		4,263,941

Commercial Banks — 1.8%
Capital One Financial Corp.	3,000	155,010
Citigroup, Inc.	73,116	3,044,550
Comerica, Inc.	68,805	2,378,589
Goldman Sachs Group, Inc. (The)	16,548	2,202,373
JPMorgan Chase & Co.	5,000	204,700
Julius Baer Group Ltd. (Switzerland)*	69,003	2,850,401
Lloyds Banking Group PLC (United Kingdom)*	2,218,836	1,744,956
Societe Generale (France)	30,279	1,796,770
UBS AG (Switzerland)*	128,945	2,351,147

		16,728,496

Commercial Services & Supplies — 0.6%
Apollo Group, Inc. (Class A Stock)*	18,000	786,240
Career Education Corp.*	19,000	401,850
Global Payments, Inc.	7,000	357,000

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Commercial Services & Supplies (cont’d.)
H&R Block, Inc.	56,000	$898,240
ITT Educational Services, Inc.*	11,000	860,640
Moody’s Corp.	6,000	230,100
Pharmaceutical Product Development, Inc.	15,000	402,600
SAIC, Inc.*	5,000	84,100
SEI Investments Co.	4,000	90,040
Western Union Co. (The)	45,000	901,350

		5,012,160

Computer Services & Software — 0.6%
Activision Blizzard, Inc.	322,821	3,770,549
Autodesk, Inc.*	18,000	694,800
Microsoft Corp.	15,000	390,000
Symantec Corp.*	49,000	966,280

		5,821,629

Computers & Peripherals — 1.0%
Apple, Inc.*	13,559	4,551,350
Cadence Design Systems, Inc.*	54,000	570,240
Dell, Inc.*	59,000	983,530
International Business Machines Corp.	2,000	343,100
Lexmark International, Inc. (Class A Stock)*	20,000	585,200
Seagate Technology PLC (Ireland)	50,000	808,000
Spansion, Inc. (Class A Stock)*	23,323	449,434
Western Digital Corp.*	22,000	800,360

		9,091,214

Construction & Engineering — 0.3%
Chicago Bridge & Iron Co. NV (Netherlands)	7,000	272,300
Fluor Corp.	14,000	905,240
Foster Wheeler AG (Switzerland)*	5,979	181,642
KBR, Inc.	16,000	603,040
McDermott International, Inc. (Panama)*	37,000	732,970

		2,695,192

Consumer Products & Services — 0.5%
Avery Dennison Corp.	4,000	154,520
Procter & Gamble Co. (The)	5,000	317,850
Reckitt Benckiser Group PLC (United Kingdom)	69,213	3,821,284

		4,293,654

Containers & Packaging
Ball Corp.	4,000	153,840
Sealed Air Corp.	6,000	142,740

		296,580

Diversified Financial Services — 0.5%
Discover Financial Services	38,000	1,016,500
Man Group PLC (United Kingdom)	526,496	2,002,657
NASDAQ OMX Group, Inc. (The)*	34,000	860,200
TD Ameritrade Holding Corp.	43,000	838,930

		4,718,287

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Electric — 0.2%
AES Corp. (The)*	70,000	$891,800
Ameren Corp.	12,000	346,080
NRG Energy, Inc.*	36,000	884,880

		2,122,760

Electrical Equipment — 0.3%
Schneider Electric SA (France)	14,578	2,435,375

Electronic Components & Equipment — 0.2%
Nidec Corp. (Japan)	22,600	2,109,943

Electronic Equipment & Instruments — 0.1%
Vishay Intertechnology, Inc.*	48,000	721,920

Entertainment & Leisure
Polaris Industries, Inc.	1,000	111,170

Foods — 0.2%
Flowers Foods, Inc.	2,000	44,080
Kroger Co. (The)	36,000	892,800
Smithfield Foods, Inc.*	24,000	524,880

		1,461,760

Healthcare Products — 0.1%
Baxter International, Inc.	6,000	358,140
Johnson & Johnson	5,000	332,600

		690,740

Healthcare Providers & Services — 0.7%
Aetna, Inc.	20,000	881,800
AMERIGROUP Corp.*	2,000	140,940
CIGNA Corp.	18,000	925,740
Coventry Health Care, Inc.*	20,000	729,400
Health Management Associates, Inc. (Class A Stock)*	76,000	819,280
Humana, Inc.	4,000	322,160
Lincare Holdings, Inc.	12,000	351,240
McKesson Corp.	1,000	83,650
Tenet Healthcare Corp.*	25,000	156,000
UnitedHealth Group, Inc.	22,000	1,134,760
WellPoint, Inc.	13,000	1,024,010

		6,568,980

Holding Companies – Diversified
Leucadia National Corp.	8,000	272,800

Hotels, Restaurants & Leisure — 0.6%
Genting Singapore PLC (United Kingdom)*	1,366,000	2,153,677
Sands China Ltd. (Cayman Islands)*	1,161,200	3,147,489

		5,301,166

Insurance — 0.3%
Assurant, Inc.	19,000	689,130
ING Groep NV, CVA (Netherlands)*	165,121	2,032,704
Principal Financial Group, Inc.	5,000	152,100

		2,873,934

Internet Services
Rackspace Hosting, Inc.*	4,000	170,960

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Machinery & Equipment — 0.3%
AGCO Corp.*	5,000	$246,800
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (Class H Stock) (China)	930,800	1,782,212
Manitowoc Co., Inc. (The)	38,000	639,920

		2,668,932

Manufacturing — 0.8%
Dover Corp.	34,837	2,361,949
General Electric Co.	25,000	471,500
SPX Corp.	50,061	4,138,042

		6,971,491

Media — 0.9%
CBS Corp. (Class B Stock)	35,000	997,150
Charter Communications, Inc.*	25,000	1,356,500
DIRECTV (Class A Stock)*	73,213	3,720,685
DISH Network Corp. (Class A Stock)*	29,000	889,430
Gannett Co., Inc.	15,000	214,800
Liberty Media Corp. – Capital (Class A Stock)*	7,000	600,250
Sirius XM Radio, Inc.*	202,000	442,380

		8,221,195

Metals & Mining — 1.3%
Alcoa, Inc.	55,000	872,300
Alpha Natural Resources, Inc.*	7,000	318,080
Arch Coal, Inc.	74,234	1,979,078
Cliffs Natural Resources, Inc.	10,000	924,500
Rio Tinto PLC (United Kingdom)	53,289	3,840,568
Teck Resources Ltd. (Class B Stock) (Canada)	37,118	1,886,593
Timken Co.	6,000	302,400
Xstrata PLC (United Kingdom)	87,986	1,936,745

		12,060,264

Oil, Gas & Consumable Fuels — 1.6%
Chevron Corp.	24,635	2,533,463
Exterran Holdings, Inc.*	11,000	218,130
Exxon Mobil Corp.	22,000	1,790,360
Frontier Oil Corp.	28,000	904,680
Helmerich & Payne, Inc.	3,000	198,360
Holly Corp.	13,000	902,200
Marathon Oil Corp.	32,100	1,691,028
Murphy Oil Corp.	12,000	787,920
OGX Petroleo e Gas Participacoes SA (Brazil)*	239,100	2,229,139
Tesoro Corp.*	38,000	870,580
Tullow Oil PLC (United Kingdom)	74,401	1,480,688
Valero Energy Corp.	37,000	946,090

		14,552,638

Paper & Forest Products — 0.1%
Domtar Corp.	2,000	189,440
MeadWestvaco Corp.	20,000	666,200

		855,640

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Pharmaceuticals — 2.1%
AmerisourceBergen Corp.	22,000	$910,800
Bristol-Myers Squibb Co.	37,000	1,071,520
Cardinal Health, Inc.	21,000	953,820
Eli Lilly & Co.	30,000	1,125,900
Forest Laboratories, Inc.*	23,000	904,820
Herbalife Ltd. (Cayman Islands)	16,000	922,240
Novartis AG (Switzerland)	84,109	5,152,082
Pfizer, Inc.	87,000	1,792,200
Sanofi (France)	73,184	5,883,757

		18,717,139

Retail & Merchandising — 0.6%
Foot Locker, Inc.	34,000	807,840
Limited Brands, Inc.	22,000	845,900
PetSmart, Inc.	18,000	816,660
Swatch Group AG (The) (Switzerland)	4,950	2,495,165
Williams-Sonoma, Inc.	19,000	693,310

		5,658,875

Semiconductors & Semiconductor Equipment — 1.1%
Altera Corp.	21,000	973,350
Applied Materials, Inc.	70,000	910,700
Atmel Corp.*	59,000	830,130
Cypress Semiconductor Corp.*	37,000	782,180
Fairchild Semiconductor International, Inc.*	31,000	518,010
Lam Research Corp.*	19,000	841,320
Maxim Integrated Products, Inc.	35,000	894,600
Novellus Systems, Inc.*	25,000	903,500
NVIDIA Corp.*	49,000	780,815
ON Semiconductor Corp.*	81,000	848,070
Teradyne, Inc.*	56,000	828,800
Veeco Instruments, Inc.*	23,972	1,160,484

		10,271,959

Telecommunications — 1.9%
AT&T, Inc.	10,000	314,100
Corning, Inc.	48,000	871,200
MetroPCS Communications, Inc.*	53,000	912,130
Motorola Solutions, Inc.*	20,000	920,800
MTN Group Ltd. (South Africa)	125,502	2,670,848
NII Holdings, Inc.*	85,858	3,638,662
Rogers Communications, Inc. (Class B Stock) (Canada)	90,696	3,591,353
Sprint Nextel Corp.*	175,000	943,250
Telefonica SA (Spain)	129,246	3,160,021

		17,022,364

Tobacco — 0.6%
Imperial Tobacco Group PLC (United Kingdom)	119,816	3,982,521
Philip Morris International, Inc.	23,000	1,535,710

		5,518,231

TOTAL COMMON STOCKS (cost $207,752,867)		201,575,635

EXCHANGE TRADED FUNDS — 5.5%
			Shares	Value (Note 2)

iShares JPMorgan USD Emerging Markets Bond Fund			232,700	$25,438,764
Vanguard Dividend Appreciation			434,800	24,344,452

TOTAL EXCHANGE TRADED FUNDS (cost $49,969,998)				49,783,216

PREFERRED STOCKS — 0.6%
Auto Parts & Equipment — 0.2%
Dana Holding Corp., Series B, 4.00%, 144A			7,500	1,169,062

Commercial Banks — 0.4%
Ally Financial, Inc., 7.00%, 144A			1,418	1,332,743
Citigroup, Inc., CVT, 7.50%			9,000	1,081,350
GMAC Capital Trust I, Series 2, 8.125%			56,000	1,433,600

				3,847,693

TOTAL PREFERRED STOCKS (cost $5,085,667)				5,016,755

			Units
WARRANTS* — 0.2%
Commercial Banks
DB Sberbank PN, expiring 02/28/18 (Luxembourg) (cost $2,039,555)			563,360	2,073,165

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#

ASSET-BACKED SECURITIES — 1.2%
Access Group, Inc.,
Series 2002-A, Class A1
0.637%(c)	09/25/25	Aaa	$387	384,729
Series 2004-A, Class A2
0.534%(c)	04/25/29	Aaa	619	592,209
AH Mortgage Advance Trust,
Series SART-1, Class A1, 144A
2.63%	05/10/42	AAA(d)	500	501,250
Bear Stearns Asset Backed Securities Trust,
Series 2005-HE10, Class A3
0.566%(c)	11/25/35	Aa2	455	449,648
Capital One Multi-Asset Execution Trust,
Series 2007-C2, Class C2
0.487%(c)	11/17/14	Ba1	600	597,633
CarMax Auto Owner Trust,
Series 2007-3, Class C
7.58%	03/17/14	Aa2	600	612,231
Chesapeake Funding LLC,
Series 2009-1, Class A, 144A
2.187%(c)	12/15/20	Aaa	570	572,683
Citibank Credit Card Issuance Trust,
Series 2002-C2, Class C2
6.95%	02/18/14	Baa2	400	414,432
Series 2008-C6, Class C6
6.30%	06/20/14	Baa2	200	209,771

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

ASSET-BACKED SECURITIES (Continued)
Countrywide Asset-Backed Certificates,
Series 2004-6, Class 2A5
0.576%(c)	11/25/34	Aa3	$598	$522,238
FBR Securitization Trust,
Series 2005-5, Class AV23
0.436%(c)	11/25/35	Aa2	589	580,967
GMAC Mortgage Servicer Advance Funding Co. Ltd.,
Series 2011-1A, Class A, 144A (Cayman Islands)
3.72%	03/15/23	Aaa	300	302,250
GSAMP Trust,
Series 2004-SEA2, Class A2B
0.736%(c)	03/25/34	Aaa	363	352,672
HSBC Home Equity Loan Trust,
Series 2007-2, Class AS
0.376%(c)	07/20/36	Aa1	686	608,804
Keycorp Student Loan Trust,
Series 2004-A, Class 2A2
0.574%(c)	10/28/41	Aaa	630	595,264
National Collegiate Student Loan Trust,
Series 2005-1, Class A3
0.326%(c)	10/26/26	Aa1	488	474,263
Series 2005-3, Class A2
0.386%(c)	09/25/25	Aa1	188	186,377
Park Place Securities, Inc.,
Series 2005-WCW3, Class A2C
0.566%(c)	08/25/35	A2	331	302,838
Residential Asset Mortgage Products, Inc.,
Series 2005-EFC5, Class A2
0.456%(c)	10/25/35	A1	626	600,126
SLM Student Loan Trust,
Series 2002-A, Class A2
0.797%(c)	12/16/30	Aaa	377	359,130
Soundview Home Equity Loan Trust,
Series 2006-EQ1, Class A2
0.296%(c)	10/25/36	Baa2	466	455,815
Specialty Underwriting & Residential Finance,
Series 2005-BC1, Class M2
0.686%(c)	12/25/35	Aa2	239	235,097
Structured Asset Securities Corp.,
Series 2006-BC4, Class A3
0.296%(c)	12/25/36	A3	400	377,333
Wheels SPV LLC,
Series 2009-1, Class A, 144A
1.737%(c)	03/15/18	Aaa	505	507,927

TOTAL ASSET-BACKED SECURITIES (cost $10,779,551)				10,795,687

BANK LOANS(c) — 0.6%
Caesars Entertainment Operating Co., Inc.,
Term Loan 3
3.274%	01/28/15	B3	200	178,989
Intelsat Jackson Holdings SA,
Term Loan 3 (Luxembourg)
5.25%	04/02/18	B1	1,500	1,504,062
iStar Financial, Inc.,
Term Loan A-1
5.00%	06/28/13	B1	658	647,461

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

BANK LOANS(c) (Continued)
Realogy Corp.,
Term Loan B
4.518%	10/10/16	B1	$457	$406,465
Term Loan C
4.54%	10/10/16	B1	43	38,119
Springleaf Financial Services,
Term Loan B
5.50%	05/10/17	B2	750	734,218
Texas Competitive Electric Holdings Co. LLC,
Term Loan
4.73%	10/10/17	B2	500	389,375
Vodafone Americas Finance 2, Inc.
Term Loan A
6.25%	07/11/16	NR	1,400	1,442,000

TOTAL BANK LOANS (cost $5,383,507)				5,340,689

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class A4
6.186%	06/11/35	Aaa	281	284,953
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP6, Class A2
6.46%	10/15/36	Aaa	82	83,071
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class AM
5.92%(c)	03/15/49	Aa1	300	306,208
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133%	04/15/37	Aaa	239	243,186
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa	500	535,512
First Union National Bank Commercial Mortgage,
Series 2002-C1, Class A2
6.141%	02/12/34	Aaa	569	577,673
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class AM
6.078%(c)	07/10/38	Aa3	500	513,744
Series 2007-GG9, Class A4
5.444%	03/10/39	Aaa	500	536,348
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB3, Class A3
6.465%	11/15/35	AAA(d)	242	243,174
Series 2005-CB13, Class A4
5.457%(c)	01/12/43	Aaa	575	621,743
Series 2006-LDP6, Class AM
5.525%(c)	04/15/43	Aa2	500	517,389
LB-UBS Commercial Mortgage Trust,
Series 2002-C2, Class A4
5.594%	06/15/31	Aaa	300	308,557
Series 2006-C4, Class AM
6.087%(c)	06/15/38	Aa3	500	523,362
Series 2007-C2, Class A3
5.43%	02/15/40	A+(d)	500	532,893

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.69%	02/12/51	Aaa	$500	$540,325
Morgan Stanley Capital I,
Series 2007-IQ16, Class A4
5.809%	12/12/49	A+(d)	500	548,648
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4
6.39%	10/15/35	Aaa	454	459,472
Series 2002-TOP7, Class A2
5.98%	01/15/39	Aaa	903	927,846
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C6, Class A3
4.957%(c)	08/15/35	Aaa	153	153,232
Series 2006-C28, Class A4
5.572%	10/15/48	Aaa	500	540,657

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $9,113,829)				8,997,993

CONVERTIBLE BONDS — 0.1%
Automobile Manufacturers — 0.1%
Navistar International Corp.,
Sr. Sub. Notes
3.00%	10/15/14	B(d)	800	1,047,000

Semiconductors & Semiconductor Equipment
Linear Technology Corp.,
Sr. Unsec’d. Notes
3.00%	05/01/27	NR	280	296,450

TOTAL CONVERTIBLE BONDS
(cost $1,494,948)				1,343,450

CORPORATE BONDS — 14.3%
Advertising — 0.1%
Affinion Group, Inc.,
Gtd. Notes, 144A
7.875%	12/15/18	B3	410	383,350
Checkout Holding Corp.,
Sr. Notes, 144A
7.36% (s)	11/15/15	B3	250	160,312
inVentiv Health, Inc.,
Gtd. Notes, 144A
10.00%	08/15/18	Caa2	400	392,000
Sr. Notes, 144A
10.00%	08/15/18	Caa	160	152,000

				1,087,662

Aerospace & Defense — 0.2%
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes, 144A
10.00%	06/01/17	B3	255	269,025
Sequa Corp.,
Gtd. Notes, 144A
11.75%	12/01/15	Caa2	1,181	1,281,385

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
United Technologies Corp.,
Sr. Unsec’d. Notes
4.875%	05/01/15	A2	$300	$333,679

				1,884,089

Airlines — 0.1%
Air Canada,
Sr. Sec’d. Notes, 144A (Canada)
9.25%	08/01/15	B1	340	348,075
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.50%	03/15/16	B2	220	215,600
US Airways 2011-1 Class C Pass-Through Trust,
Pass-Through Certificates
10.875%	10/22/14	B3	300	300,000

				863,675

Auto Parts & Equipment — 0.1%
Delphi Corp.,
Sr. Notes, 144A
6.125%	05/15/21	Ba3	350	345,625
International Automotive Components Group SL,
Sr. Sec’d. Notes, 144A (Luxembourg)
9.125%	06/01/18	B3	160	163,600
Titan International, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	10/01/17	B1	275	287,375

				796,600

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.30%	06/15/16	A3	100	99,136
Bio-Rad Laboratories, Inc.,
Sr. Unsec’d. Notes
4.875%	12/15/20	Ba1	200	203,386
Biogen Idec, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/18	Baa3	400	467,125
STHI Holding Corp.,
Sec’d. Notes, 144A
8.00%	03/15/18	B2	70	71,050

				840,697

Building Materials — 0.1%
Building Materials Corp. of America,
Sr. Notes, 144A
6.75%	05/01/21	Ba3	785	788,925
Nortek, Inc.,
Gtd. Notes, 144A
10.00%	12/01/18	Caa1	170	170,000

				958,925

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Chemicals — 0.4%
Celanese US Holdings LLC,
Sr. Notes
5.875%	06/15/21	Ba3	$295	$301,638
CF Industries, Inc.,
Gtd. Notes
7.125%	05/01/20	Ba1	275	320,031
Eastman Chemical Co.,
Sr. Unsec’d. Notes
5.50%	11/15/19	Baa2	467	500,618
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
Sr. Sec’d. Notes
8.875%	02/01/18	B3	350	364,000
Huntsman International LLC,
Gtd. Notes
8.625%	03/15/21	B3	325	353,437
Kinove German Bondco GmbH,
Sr. Sec’d. Notes, 144A (Germany)
9.625%	06/15/18	B2	400	417,000
Momentive Performance Materials, Inc.,
Gtd. Notes
12.50%	06/15/14	B2	135	146,813
Sec’d. Notes
9.00%	01/15/21	Caa1	925	943,500
Omnova Solutions, Inc.,
Gtd. Notes, 144A
7.875%	11/01/18	B2	185	177,831
OXEA Finance & Cy SCA,
Sr. Sec’d. Notes, 144A (Luxembourg)
9.50%	07/15/17	B2	200	208,750
TPC Group LLC,
Sr. Sec’d. Notes, 144A
8.25%	10/01/17	B1	300	311,250

				4,044,868

Commercial Banks — 1.2%
Ally Financial, Inc.,
Gtd. Notes
8.00%	11/01/31	B1	1,620	1,753,650
Bank of America Corp.,
Sr. Unsec’d. Notes
4.50%	04/01/15	A2	600	627,300
5.875%	01/05/21	A2	500	524,737
Capital One Capital VI,
Ltd. Gtd. Notes
8.875%	05/15/40	Baa3	100	103,141
CIT Group, Inc.,
Sec’d. Notes
7.00%	05/01/17	B2	3,450	3,441,375
Sec’d. Notes, 144A
6.625%	04/01/18	B2	260	271,050
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.75%	05/19/15	A3	200	211,512
6.50%	08/19/13	A3	200	217,512
8.125%	07/15/39	A3	200	250,274

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
Deutsche Bank AG,
Sr. Unsec’d. Notes (Germany)
2.375%	01/11/13	Aa3	$300	$304,343
Goldman Sachs Group, Inc. (The),
Sr. Notes
3.70%	08/01/15	A1	500	509,134
6.25%	02/01/41	A1	100	100,817
Sub. Notes
6.75%	10/01/37	A2	200	199,997
HSBC Holdings PLC,
Sub. Notes (United Kingdom)
5.25%	12/12/12	A1	300	316,440
6.50%	09/15/37	A1	150	154,805
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.25%	10/15/20	Aa3	500	489,167
Morgan Stanley,
Sr. Unsec’d. Notes
3.80%	04/29/16	A2	200	197,678
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19	A2	300	307,845
Wachovia Bank NA,
Sub. Notes
6.60%	01/15/38	Aa3	250	274,061
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.25%	10/23/12	A1	400	422,037

				10,676,875

Commercial Services — 0.1%
ARAMARK Corp.,
Gtd. Notes
8.50%	02/01/15	B3	285	296,044
FTI Consulting, Inc.,
Gtd. Notes
6.75%	10/01/20	Ba2	355	358,550

				654,594

Commercial Services & Supplies — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
8.25%	01/15/19	B2	725	734,063
B-Corp Merger Sub, Inc.,
Sr. Notes, 144A
8.25%	06/01/19	Caa1	110	108,900
Brickman Group Holdings, Inc.,
Sr. Notes, 144A
9.125%	11/01/18	B3	140	141,050
Hertz Corp. (The),
Gtd. Notes, 144A
7.375%	01/15/21	B2	725	737,687
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	05/15/18	B3	250	252,500

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Commercial Services & Supplies (cont’d.)
RSC Equipment Rental Inc./RSC Holdings III LLC,
Gtd. Notes
8.25%	02/01/21	Caa1		$405	$402,975
Sr. Sec’d. Notes, 144A
10.00%	07/15/17	B1		160	178,400

					2,555,575

Computer Services & Software — 0.5%
Eagle Parent, Inc.,
Sr. Notes, 144A
8.625%	05/01/19	Caa1		570	562,875
First Data Corp.,
Gtd. Notes, 144A
12.625%	01/15/21	Caa1		2,050	2,193,500
Sr. Sec’d. Notes, 144A
7.375%	06/15/19	B1		750	755,625
Google, Inc.,
Sr. Unsec’d. Notes
3.625%	05/19/21	Aa2		200	197,817
MedAssets, Inc.,
Gtd. Notes, 144A
8.00%	11/15/18	B3		195	193,050
Oracle Corp.,
Sr. Notes, 144A
3.875%	07/15/20	A1		400	397,466
5.375%	07/15/40	A1		200	202,236

					4,502,569

Computers & Peripherals — 0.2%
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.00%	01/05/16	Aa3		400	397,662
5.60%	11/30/39	Aa3		200	211,209
Spansion LLC,
Gtd. Notes, 144A
7.875%	11/15/17	B3		300	304,500
SunGard Data Systems, Inc.,
Gtd. Notes
7.375%	11/15/18	Caa1		270	270,000
7.625%	11/15/20	Caa1		340	343,400

					1,526,771

Construction & Engineering
Abengoa SA,
Gtd. Notes, MTN (Spain)
8.50%	03/31/16	Ba3	EUR	50	73,596

Consumer Products & Services — 0.3%
Jarden Corp.,
Gtd. Notes
7.50%	05/01/17	B2		160	166,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes, 144A
8.25%	02/15/21	Caa1		1,000	935,000
Sr. Sec’d. Notes, 144A
6.875%	02/15/21	Ba3		1,320	1,287,000
7.125%	04/15/19	Ba3		250	248,125

					2,636,325

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC,
Sr. Sec’d. Notes (Ireland)
7.375%	10/15/17	Ba3	EUR	150	$218,611
Ball Corp.,
Gtd. Notes
7.375%	09/01/19	Ba1		$333	363,803
Berry Plastics Corp.,
Sr. Sec’d. Notes
8.25%	11/15/15	B1		750	791,250
Graphic Packaging International, Inc.,
Gtd. Notes
9.50%	06/15/17	B2		120	131,400

					1,505,064

Diversified Financial Services — 1.0%
American Capital Ltd.,
Sr. Sec’d. Notes
7.96%	12/31/13	B-(d)		225	228,013
American Express Co.,
Sr. Unsec’d. Notes
8.125%	05/20/19	A3		700	887,451
Credit Acceptance Corp.,
Sr. Sec’d. Notes
9.125%	02/01/17	B1		680	727,600
Credit Suisse USA, Inc.,
Bank Gtd. Notes
4.875%	01/15/15	Aa1		200	215,671
E*Trade Financial Corp.,
Sr. Unsec’d. Notes, PIK
12.50%	11/30/17	B-(d)		385	450,450
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
7.00%	04/15/15	Ba2		1,610	1,739,056
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.25%	11/09/15	Aa2		400	393,198
Sr. Unsec’d. Notes, MTN
6.75%	03/15/32	Aa2		200	222,210
Sub. Notes
5.30%	02/11/21	Aa3		200	208,108
6.375%(c)	11/15/67	Aa3		100	102,500
General Motors Financial Co., Inc.,
Gtd. Notes, 144A
6.75%	06/01/18	B1		390	390,975
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
8.00%	01/15/18	Ba3		1,380	1,400,700
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.15%	07/05/16	Aa3		100	100,612
JPMorgan Chase Capital XXVII,
Ltd. Gtd. Notes
7.00%	11/01/39	A2		600	599,256
Punch Taverns Finance PLC,
Sr. Sec’d. Notes (United Kingdom)
7.274%	04/15/22	Baa1	GBP	30	46,945

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
SLM Corp.,
Sr. Unsec’d. Notes, MTN
8.00%	03/25/20	Ba1		$100	$107,380
SoftBrands, Inc./Atlantis Merger Sub, Inc.,
Sr. Notes, 144A
11.50%	07/15/18	Caa1		190	175,072
Springleaf Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.90%	12/15/17	B3		415	380,763
UPCB Finance II Ltd.,
Sr. Sec’d. Notes (Cayman Islands)
6.375%	07/01/20	Ba3	EUR	260	358,189

					8,734,149

Electric — 0.8%
AES Corp. (The),
Sr. Notes, 144A
7.375%	07/01/21	B1		260	263,900
Sr. Unsec’d. Notes
7.75%	10/15/15	B1		600	640,500
9.75%	04/15/16	B1		170	192,950
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.25%	10/15/17	B1		130	131,950
7.875%	01/15/23	B1		550	566,500
Dominion Resources Inc.,
Sr. Unsec’d. Notes
4.45%	03/15/21	Baa2		500	509,517
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.05%	09/15/19	Baa2		500	537,855
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
Sr. Sec’d. Notes
10.00%	12/01/20	Caa3		2,470	2,634,156
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.75%	10/01/41	A3		300	284,801
Midamerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.50%	09/15/37	Baa1		250	281,852
NRG Energy, Inc.,
Gtd. Notes, 144A
7.625%	01/15/18	B1		655	656,637
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
7.00%	05/01/32	Baa1		100	116,813
SCANA Corp.,
Sr. Unsec’d. Notes, MTN
4.75%	05/15/21	Baa2		100	100,322
Tokyo Electric Power Co., Inc. (The),
Sr. Sec’d. Notes (Japan)
4.50%	03/24/14	Baa2	EUR	300	364,352

					7,282,105

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Entertainment & Leisure — 0.1%
AMC Entertainment, Inc.,
Gtd. Notes
8.75%	06/01/19	B1	$95	$100,225
Gtd. Notes, 144A
9.75%	12/01/20	Caa1	25	25,562
NAI Entertainment Holdings LLC,
Sr. Sec’d. Notes, 144A
8.25%	12/15/17	B1	330	353,925
Regal Entertainment Group,
Gtd. Notes
9.125%	08/15/18	B3	150	155,250

				634,962

Environmental Control — 0.1%
Casella Waste Systems, Inc.,
Gtd. Notes, 144A
7.75%	02/15/19	Caa1	423	424,057
Clean Harbors, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	08/15/16	Ba3	200	212,000
WCA Waste Corp.,
Gtd. Notes, 144A
7.50%	06/15/19	B3	340	339,575

				975,632

Foods — 0.2%
Del Monte Foods Co.,
Gtd. Notes, 144A
7.625%	02/15/19	B3	350	353,500
HJ Heinz Finance Co.,
Gtd. Notes, 144A
7.125%	08/01/39	Baa2	100	118,736
JBS USA LLC/JBS USA Finance, Inc.,
Gtd. Notes
11.625%	05/01/14	B1	50	57,500
Sr. Unsec’d. Notes, 144A
7.25%	06/01/21	B1	145	141,013
Kellogg Co.,
Sr. Unsec’d. Notes
5.125%	12/03/12	A3	300	318,003
7.45%	04/01/31	A3	150	189,395
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
4.125%	02/09/16	Baa2	200	213,859
Reddy Ice Corp.,
Sr. Sec’d. Notes
11.25%	03/15/15	B2	140	143,150

				1,535,156

Healthcare Products — 0.1%
Covidien International Finance SA,
Gtd. Notes (Luxembourg)
6.55%	10/15/37	Baa1	350	404,542

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Healthcare Products (cont’d.)
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes, 144A
7.75%	04/15/18	B3		$530	$528,013
Teleflex, Inc.,
Gtd. Notes
6.875%	06/01/19	B1		150	151,875

					1,084,430

Healthcare Providers & Services — 0.6%
Crown Newco 3 PLC,
Sr. Sec’d. Notes (United Kingdom)
7.00%	02/15/18	B1	GBP	130	199,275
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes
6.875%	07/15/17	Ba2		669	707,468
HCA, Inc.,
Sr. Sec’d. Notes
7.25%	09/15/20	Ba2		1,750	1,879,062
Humana, Inc.,
Sr. Unsec’d. Notes
8.15%	06/15/38	Baa3		150	181,955
IASIS Healthcare LLC/IASIS Capital Corp.,
Sr. Notes, 144A
8.375%	05/15/19	Caa1		480	474,000
Symbion, Inc.,
Sr. Sec’d. Notes, 144A
8.00%	06/15/16	B2		180	175,950
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
10.00%	05/01/18	B1		1,260	1,431,675
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.70%	02/15/21	Baa1		300	312,760
6.875%	02/15/38	Baa1		100	114,344
WellPoint, Inc.,
Sr. Unsec’d. Notes
6.375%	06/15/37	Baa1		150	163,429

					5,639,918

Holding Companies – Diversified
Leucadia National Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/17	B1		350	363,125

Home Builders — 0.1%
Ryland Group, Inc.,
Gtd. Notes
6.625%	05/01/20	Ba3		265	250,425
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Sec’d. Notes, 144A
8.625%	05/15/19	B2		550	541,750
Standard Pacific Corp.,
Gtd. Notes
8.375%	01/15/21	B3		500	490,000

					1,282,175

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Operating Co., Inc.,
Sec’d. Notes
10.00%	12/15/18	CCC(d)	$390	$351,975
Eldorado Resorts LLC/Eldorado Capital Corp.,
Sr. Sec’d. Notes, 144A
8.625%	06/15/19	B2	150	139,500
MGM Resorts International,
Sr. Sec’d. Notes
10.375%	05/15/14	Ba3	300	340,500

				831,975

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
6.40%	12/15/20	Baa1	200	215,277
AON Corp.,
Sr. Unsec’d. Notes
3.125%	05/27/16	Baa2	100	99,674
CNO Financial Group, Inc.,
Sr. Sec’d. Notes, 144A
9.00%	01/15/18	B1	265	280,900
Genworth Financial, Inc.,
Jr. Sub. Notes
6.15%(c)	11/15/66	Ba1	400	291,000
Sr. Unsec’d. Notes
7.625%	09/24/21	Baa3	190	192,209
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
9.25%	04/15/19	Baa2	300	384,436
Willis Group Holdings PLC,
Gtd. Notes (Ireland)
5.75%	03/15/21	Baa3	300	306,047

				1,769,543

Manufacturing — 0.1%
Danaher Corp.,
Sr. Notes
2.30%	06/23/16	A2	50	49,960
Griffon Corp.,
Gtd. Notes, 144A
7.125%	04/01/18	Ba3	140	140,525
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes (Bermuda)
6.875%	08/15/18	Baa1	300	355,509
Tyco International Finance SA,
Gtd. Notes (Luxembourg)
8.50%	01/15/19	A3	400	507,085

				1,053,079

Media — 1.3%
AMC Networks, Inc.,
Gtd. Notes, 144A
7.75%	07/15/21	B2	250	261,250
CBS Corp.,
Gtd. Notes
5.90%	10/15/40	Baa3	200	191,427

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Media (cont’d.)
CCH II LLC/CCH II Capital Corp.,
Gtd. Notes
13.50%	11/30/16	B2		$590	$694,725
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
6.50%	04/30/21	B1		447	440,854
Cengage Learning Acquisitions, Inc.,
Gtd. Notes, 144A
10.50%	01/15/15	Caa2		395	357,475
Citadel Broadcasting Corp.,
Gtd. Notes, 144A
7.75%	12/15/18	Ba3		195	207,188
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.25%	12/15/17	B2		3,325	3,624,250
Cumulus Media, Inc.,
Gtd. Notes, 144A
7.75%	05/01/19	B3		360	347,400
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.50%	03/01/16	Baa2		300	309,665
DISH DBS Corp.,
Gtd. Notes, 144A
6.75%	06/01/21	Ba3		565	579,125
Gray Television, Inc.,
Sec’d. Notes
10.50%	06/29/15	Caa2		415	431,600
Kabel BW Erste Beteiligungs GmbH/Kabel
Baden-Wurttemberg GmbH & Co. KG,
Sr. Sec’d. Notes (Germany)
7.50%	03/15/19	B1	EUR	245	365,947
Musketeer GmbH,
Sr. Sec’d. Notes (Germany)
9.50%	03/15/21	Caa1	EUR	140	216,726
NBCUniversal Media LLC,
Sr. Unsec’d. Notes, 144A
2.10%	04/01/14	Baa2		500	506,632
5.95%	04/01/41	Baa2		200	203,378
News America, Inc.,
Gtd. Notes
5.30%	12/15/14	Baa1		300	334,408
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
7.75%	10/15/18	B2		500	525,000
ProQuest LLC/ProQuest Notes Co.,
Gtd. Notes, 144A
9.00%	10/15/18	B3		125	128,125
Sinclair Television Group, Inc.,
Gtd. Notes
8.375%	10/15/18	B2		200	210,000
Time Warner Cable, Inc.,
Gtd. Notes
4.125%	02/15/21	Baa2		200	193,315
6.75%	06/15/39	Baa2		200	218,783
Unitymedia GmbH,
Sr. Notes (Germany)
9.625%	12/01/19	B3	EUR	90	141,608

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Media (cont’d.)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes (Germany)
8.125%	12/01/17	B1	EUR	465	$706,354
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	05/15/19	B2		$55	54,450
Viacom, Inc.,
Sr. Unsec’d. Notes
4.375%	09/15/14	Baa1		200	214,804
6.875%	04/30/36	Baa1		200	223,281
Ziggo Bond Co. BV,
Sr. Notes (Netherlands)
8.00%	05/15/18	B2	EUR	145	216,055

					11,903,825

Metals & Mining — 0.8%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.40%	04/15/21	Baa3		200	200,618
Alpha Natural Resources, Inc.,
Gtd. Notes
6.00%	06/01/19	Ba3		435	433,912
6.25%	06/01/21	Ba3		795	798,975
Arch Coal, Inc.,
Gtd. Notes
7.25%	10/01/20	B1		210	213,675
Gtd. Notes, 144A
7.25%	06/15/21	B1		495	495,619
Consol Energy, Inc.,
Gtd. Notes
8.25%	04/01/20	B1		650	708,500
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A (Australia)
7.00%	11/01/15	B1		550	561,000
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17	Baa3		200	218,500
James River Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
7.875%	04/01/19	B2		300	297,000
JMC Steel Group,
Sr. Notes, 144A
8.25%	03/15/18	B3		165	167,475
New World Resources NV,
Sr. Sec’d. Notes (Netherlands)
7.875%	05/01/18	Ba3	EUR	200	298,732
Novelis Inc./GA,
Gtd. Notes (Canada)
8.75%	12/15/20	B2		1,750	1,890,000
Vale Overseas Ltd.,
Gtd. Notes (Cayman Islands)
6.875%	11/21/36	Baa2		300	325,736
Vulcan Materials Co.,
Sr. Unsec’d. Notes
6.50%	12/01/16	Ba1		190	188,830
7.50%	06/15/21	Ba1		133	132,824

					6,931,396

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Office Equipment & Supplies
CDW LLC/CDW Finance Corp.,
Sr. Sec’d. Notes, 144A
8.00%	12/15/18	B2	$400	$423,000

Oil, Gas & Consumable Fuels — 1.7%
Anadarko Petroleum Corp.,
Unsec’d. Notes
6.20%	03/15/40	Ba1	100	101,350
BP Capital Markets PLC,
Gtd. Notes (United Kingdom)
3.20%	03/11/16	A2	200	203,420
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21	Ba3	1,800	1,822,500
Cie Generale de Geophysique – Veritas,
Gtd. Notes, 144A (France)
6.50%	06/01/21	Ba3	365	352,225
Concho Resources Inc./Midland TX,
Gtd. Notes
7.00%	01/15/21	B3	250	258,750
Connacher Oil and Gas Ltd.,
Sec’d. Notes, 144A (Canada)
8.50%	08/01/19	Caa2	245	232,750
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.95%	04/15/29	A1	100	121,457
Continental Resources, Inc.,
Gtd. Notes
8.25%	10/01/19	B1	275	300,437
Denbury Resources, Inc.,
Gtd. Notes
8.25%	02/15/20	B1	400	436,000
Energy XXI Gulf Coast, Inc.,
Gtd. Notes, 144A
7.75%	06/15/19	Caa1	575	572,125
Forbes Energy Services Ltd.,
Gtd. Notes, 144A (Bermuda)
9.00%	06/15/19	Caa1	185	182,225
Forest Oil Corp.,
Gtd. Notes
8.50%	02/15/14	B1	125	135,625
Frac Tech Services LLC/Frac Tech Finance, Inc.,
Gtd. Notes, 144A
7.125%	11/15/18	B2	870	883,050
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Notes, 144A
7.625%	04/15/21	B2	550	574,750
Sr. Unsec’d. Notes, 144A
7.75%	11/01/15	B2	215	221,450
Key Energy Services, Inc.,
Gtd. Notes
6.75%	03/01/21	B1	300	300,000
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes, 144A
6.50%	05/15/19	B2	130	128,700
7.75%	02/01/21	B2	675	702,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Marathon Oil Corp.,
Sr. Unsec’d. Notes
6.60%	10/01/37	Baa2	$300	$332,589
Marathon Petroleum Corp.,
Gtd. Notes, 144A
5.125%	03/01/21	Baa2	200	205,610
MEG Energy Corp.,
Gtd. Notes, 144A (Canada)
6.50%	03/15/21	B3	650	653,250
Oasis Petroleum, Inc.,
Sr. Unsec’d. Notes, 144A
7.25%	02/01/19	Caa1	275	272,938
OGX Petroleo e Gas Participacoes SA,
Gtd. Notes, 144A (Brazil)
8.50%	06/01/18	B1	1,970	2,026,145
Oil States International, Inc.,
Gtd. Notes, 144A
6.50%	06/01/19	Ba3	245	246,225
Petrobras International Finance Co.,
Gtd. Notes (Cayman Islands)
5.75%	01/20/20	A3	200	213,351
6.875%	01/20/40	A3	100	106,476
Petrohawk Energy Corp.,
Gtd. Notes
7.875%	06/01/15	B3	265	277,587
10.50%	08/01/14	B3	185	208,125
Gtd. Notes, 144A
6.25%	06/01/19	B3	870	850,425
Petroleos Mexicanos,
Gtd. Notes (Mexico)
5.50%	01/21/21	Baa1	100	104,850
Petronas Capital Ltd.,
Gtd. Notes (Malaysia)
5.25%	08/12/19	A1	200	215,417
Plains Exploration & Production Co.,
Gtd. Notes
7.75%	06/15/15	B1	175	181,344
Range Resources Corp.,
Gtd. Notes
5.75%	06/01/21	Ba3	800	786,000
SandRidge Energy, Inc.,
Gtd. Notes, 144A
7.50%	03/15/21	B3	510	516,375
SM Energy Co.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/19	B1	350	350,875

				15,076,396

Paper & Forest Products — 0.3%
Georgia-Pacific LLC,
Gtd. Notes, 144A
8.25%	05/01/16	Ba1	700	793,491
Longview Fibre Paper & Packaging, Inc.,
Sr. Sec’d. Notes, 144A
8.00%	06/01/16	B2	180	180,900

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Paper & Forest Products (cont’d.)
NewPage Corp.,
Sr. Sec’d. Notes
11.375%	12/31/14	B2		$1,185	$1,105,012
Smurfit Kappa Acquisitions,
Sr. Sec’d. Notes (Ireland)
7.75%	11/15/19	Ba2	EUR	200	299,458

					2,378,861

Pharmaceuticals — 0.4%
AmerisourceBergen Corp.,
Gtd. Notes
4.875%	11/15/19	Baa2		300	320,502
AstraZeneca PLC,
Sr. Unsec’d. Notes (United Kingdom)
6.45%	09/15/37	A1		200	232,067
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
5.80%	10/15/16	Baa3		300	339,635
ConvaTec Healthcare E SA,
Gtd. Notes, 144A (Luxembourg)
10.50%	12/15/18	Caa1		420	434,700
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.95%	11/15/37	A2		300	326,645
Endo Pharmaceuticals Holdings, Inc.,
Gtd. Notes, 144A
7.00%	07/15/19	Ba3		145	148,625
Express Scripts, Inc.,
Gtd. Notes
3.125%	05/15/16	Baa3		400	402,465
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38	A1		200	230,627
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.90%	11/01/19	Baa1		300	316,561
Omnicare, Inc.,
Gtd. Notes
7.75%	06/01/20	Ba3		330	350,213
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.50%	07/15/16	Ba3		585	578,419

					3,680,459

Pipelines — 0.2%
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
6.05%	06/01/41	Baa3		100	96,912
9.00%	04/15/19	Baa3		150	186,510
Enterprise Products Operating LLC,
Gtd. Notes
5.95%	02/01/41	Baa3		200	198,638
ONEOK Partners LP,
Gtd. Notes
8.625%	03/01/19	Baa2		200	254,263

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
5.00%	02/01/21	Baa3	$200	$203,370
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes (Canada)
3.80%	10/01/20	A3	400	395,742

				1,335,435

Real Estate — 0.2%
Realogy Corp.,
Gtd. Notes
11.50%	04/15/17	Caa3	350	355,250
Sr. Sec’d. Notes, 144A
7.875%	02/15/19	Caa1	1,400	1,386,000

				1,741,250

Real Estate Investment Trusts — 0.2%
Felcor Lodging LP,
Sr. Sec’d. Notes, 144A
6.75%	06/01/19	B2	725	696,000
Omega Healthcare Investors, Inc.,
Gtd. Notes, 144A
6.75%	10/15/22	Ba2	140	138,075
Rouse Co. LP/TRC Co-Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
6.75%	05/01/13	BB+(d)	350	361,812
Simon Property Group LP,
Sr. Unsec’d. Notes
5.65%	02/01/20	A3	400	432,160

				1,628,047

Retail & Merchandising — 0.3%
Asbury Automotive Group, Inc.,
Sub. Notes, 144A
8.375%	11/15/20	Caa1	185	188,237
AutoZone, Inc.,
Sr. Unsec’d. Notes
4.00%	11/15/20	Baa2	300	286,665
Dollar General Corp.,
Gtd. Notes
10.625%	07/15/15	B1	1,000	1,054,941
Nordstrom, Inc.,
Sr. Unsec’d. Notes
7.00%	01/15/38	Baa1	100	119,393
Penske Automotive Group, Inc.,
Gtd. Notes
7.75%	12/15/16	Caa1	150	153,000
Petco Animal Supplies, Inc.,
Gtd. Notes, 144A
9.25%	12/01/18	Caa1	200	212,500
Rite Aid Corp.,
Sec’d. Notes
7.50%	03/01/17	Caa2	500	496,250
Toys R Us, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	09/01/16	B1	150	151,500

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Retail & Merchandising (cont’d.)
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
2.80%	04/15/16	Aa2	$300	$307,056
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
6.875%	11/15/37	Baa3	150	170,166

				3,139,708

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.,
Gtd. Notes, 144A
6.875%	03/15/18	Ba3	210	215,250
7.125%	03/15/21	Ba3	430	445,050

				660,300

Storage — 0.1%
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20	B2	340	350,200
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC,
Gtd. Notes
8.875%	03/15/18	B1	600	630,000

				980,200

Telecommunications — 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.45%	05/15/21	A2	500	508,835
4.95%	01/15/13	A2	300	318,007
5.35%	09/01/40	A2	250	236,966
Avaya, Inc.,
Gtd. Notes, PIK
10.125%	11/01/15	Caa2	560	575,400
Sr. Sec’d. Notes, 144A
7.00%	04/01/19	B1	288	278,640
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
12.00%	12/01/15	B2	255	273,169
Cricket Communications, Inc.,
Sr. Sec’d. Notes
7.75%	05/15/16	Ba2	623	660,380
Digicel Group Ltd.,
Sr. Unsec’d. Notes, 144A (Bermuda)
9.125%	01/15/15	Caa1	340	347,650
Digicel Ltd.,
Sr. Unsec’d. Notes, 144A (Bermuda)
8.25%	09/01/17	B1	674	699,275
EH Holding Corp.,
Sr. Sec’d. Notes, 144A
6.50%	06/15/19	Ba3	190	193,325
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	Baa3	150	153,692
GCI, Inc.,
Sr. Unsec’d. Notes, 144A
6.75%	06/01/21	B2	364	364,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Intelsat Jackson Holdings SA,
Gtd. Notes, 144A (Luxembourg)
7.25%	10/15/20	B3		$290	$288,550
Intelsat Luxembourg SA, (Luxembourg)
Gtd. Notes
11.25%	02/04/17	Caa3		180	193,275
Gtd. Notes, 144A, PIK
11.50%	02/04/17	Caa3		780	838,500
Gtd. Notes, PIK
11.50%	02/04/17	Caa3		80	86,000
Level 3 Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/01/19	Caa1		740	743,700
Level 3 Financing, Inc.,
Gtd. Notes
8.75%	02/15/17	Caa1		690	703,800
MetroPCS Wireless, Inc.,
Gtd. Notes
6.625%	11/15/20	B2		581	575,190
7.875%	09/01/18	B2		270	285,862
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	B2		210	219,450
Phones4u Finance PLC,
Sr. Sec’d. Notes (United Kingdom)
9.50%	04/01/18	B3	GBP	175	271,037
Qwest Corp.,
Sr. Unsec’d. Notes
8.375%	05/01/16	Baa3		200	236,000
SBA Telecommunications, Inc.,
Gtd. Notes
8.00%	08/15/16	B1		130	138,288
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	B1		890	843,275
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
7.175%	06/18/19	Baa2		200	220,817
tw Telecom Holdings, Inc.,
Gtd. Notes
8.00%	03/01/18	B2		130	138,613
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.60%	04/01/21	A3		400	412,718
6.90%	04/15/38	A3		200	229,430
Windstream Corp.,
Gtd. Notes
7.875%	11/01/17	Ba3		562	596,422
Ziggo Finance BV,
Sr. Sec’d. Notes (Netherlands)
6.125%	11/15/17	Ba2	EUR	305	434,558

					12,064,824

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Tobacco — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.75%	05/05/21	Baa1	$550	$549,623
Lorillard Tobacco Co.,
Gtd. Notes
8.125%	05/01/40	Baa2	100	109,996
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.65%	05/16/18	A2	600	674,805

				1,334,424

Transportation
Teekay Corp.,
Sr. Unsec’d. Notes (Marshall Island)
8.50%	01/15/20	B2	326	336,595

TOTAL CORPORATE BONDS (cost $131,693,890)				129,408,854

FOREIGN GOVERNMENT BONDS — 0.1%
Brazilian Government International Bond,
Sr. Unsec’d. Notes (Brazil)
5.625%	01/07/41	Baa2	100	102,750
Colombia Government International Bond,
Sr. Unsec’d. Notes (Colombia)
7.375%	09/18/37	Baa3	100	126,000
Panama Government International,
Sr. Unsec’d. Notes (Panama)
6.70%	01/26/36	Baa3	100	118,000
Republic of Brazil,
Sr. Unsec’d. Notes (Brazil)
5.875%	01/15/19	Baa2	400	463,000
Republic of Peru,
Sr. Unsec’d. Notes (Peru)
6.55%	03/14/37	Baa3	100	111,550
United Mexican States,
Sr. Unsec’d. Notes (Mexico)
5.125%	01/15/20	Baa1	200	216,000
6.05%	01/11/40	Baa1	100	106,400

TOTAL FOREIGN GOVERNMENT BONDS (cost $1,215,376)				1,243,700

MUNICIPAL BONDS
California
State of California,
General Obligation Unlimited
7.55%	04/01/39	A1	150	172,455

Illinois
State of Illinois,
General Obligation Unlimited
5.10%	06/01/33	A1	100	85,072

TOTAL MUNICIPAL BONDS (cost $255,883)				257,527

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
Countrywide Alternative Loan Trust,
Series 2003-J1, Class 3A2
5.00%	10/25/18	B2	$199	$198,596
Series 2005-44, Class 1A3B
0.626%(c)	10/25/35	A3	368	361,658
Series 2005-59, Class 1A2B
0.446%(c)	11/20/35	A3	599	591,415
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-J8, Class 1A2
4.75%	11/25/19	A-(d)	399	404,926
Holmes Master Issuer PLC,
Series 2007-2A, Class 3A1 (United Kingdom)
0.358%(c)	07/15/21	Aaa	467	465,918
National RMBS Trust,
Series 2004-1, Class A1 (Australia)
0.357%(c)	03/20/34	Aaa	557	555,750
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-2, Class A4
5.25%	02/25/18	Aa3	377	388,210
Series 2005-3, Class A11
5.50%	05/25/35	Baa1	428	426,791

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,384,668)				3,393,264

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Federal Home Loan Mortgage Corp., Notes
2.50%	05/27/16		1,681	1,723,997
Federal National Mortgage Assoc., Notes
2.375%	04/11/16		2,167	2,212,106

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,965,841)				3,936,103

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 10.0%
Federal Home Loan Mortgage Corp.
4.00%	12/01/40		1,970	1,971,320
4.50%	07/01/39		3,018	3,125,471
4.50%	TBA		1,000	1,058,125
5.00%	TBA		2,000	2,121,876
5.50%	TBA		2,000	2,160,312
6.00%	09/01/36		2,014	2,220,070
Federal National Mortgage Assoc.
3.50%	TBA		2,000	2,036,250
3.50%	TBA		100	95,625
4.00%	02/01/31		983	1,003,640
4.00%	TBA		10,000	10,000,000
4.00%	TBA		800	833,250
4.50%	TBA		1,000	1,060,000
4.50%	TBA		33,600	34,760,241
5.00%	TBA		2,000	2,145,624
5.00%	TBA		1,500	1,593,750
5.50%	TBA		1,000	1,083,750
5.50%	TBA		5,600	6,055,000
6.00%	TBA		4,600	5,052,815
6.50%	TBA		2,000	2,264,376

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Continued)
Government National Mortgage Assoc.
4.00%	TBA	$1,000	$1,018,594
4.50%	TBA	2,000	2,110,624
4.50%	04/20/41	996	1,050,244
5.00%	TBA	1,000	1,083,125
5.00%	10/20/39	2,029	2,205,540
5.50%	TBA	2,000	2,200,624

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $90,551,739)			90,310,246

U.S. TREASURY OBLIGATIONS — 8.8%
U.S. Treasury Bonds,
4.375%	05/15/41	535	534,165
4.75%	02/15/41(k)	1,580	1,679,491
6.25%	05/15/30	1,200	1,548,374
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16	195	203,131
0.50%	04/15/15	850	919,848
0.625%	04/15/13	145	158,799
1.125%	01/15/21	210	224,158
1.25%	04/15/14	755	851,000
1.375%	07/15/18-01/15/20	2,300	2,573,094
1.625%	01/15/15-01/15/18	1,470	1,828,699
1.75%	01/15/28	1,480	1,662,246
1.875%	07/15/13-07/15/19	4,170	5,301,511
2.00%	04/15/12-07/15/14	3,910	4,682,690
2.00%	01/15/26(k)	1,230	1,522,593
2.125%	01/15/19-02/15/41	3,872	4,369,560
2.375%	01/15/17-01/15/27	3,405	4,534,449
2.50%	07/15/16-01/15/29	1,450	1,837,732
2.625%	07/15/17	435	549,004
3.375%	01/15/12-04/15/32	670	968,072
3.625%	04/15/28	1,100	2,013,730
3.875%	04/15/29	1,220	2,286,548
U.S. Treasury Notes,
0.625%	04/30/13	8,830	8,861,700
1.25%	04/15/14	13,010	13,192,947
2.00%	04/30/16	8,070	8,192,341
2.625%	04/30/18	6,640	6,723,000
3.125%	05/15/21	2,085	2,079,141

TOTAL U.S. TREASURY OBLIGATIONS (cost $79,294,668)			79,298,023

TOTAL LONG-TERM INVESTMENTS (cost $601,981,987)			592,774,307

			Shares	Value (Note 2)

SHORT-TERM INVESTMENT — 42.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $385,066,565)(w)(Note 4)			385,066,565	$385,066,565

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 108.0% (cost $987,048,552)				977,840,872

SECURITIES SOLD SHORT — (2.4)%
Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS
Federal National Mortgage Assoc.
3.50%	TBA		$3,200	(3,060,000)
4.00%	TBA		700	(700,000)
4.50%	TBA		300	(310,359)
5.00%	TBA		16,800	(17,850,000)

TOTAL SECURITIES SOLD SHORT (proceeds received $21,997,082)				(21,920,359)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT(o) — 105.6% (cost $965,051,470)				955,920,513
Other liabilities in excess of other assets(x) — (5.6)%				(50,623,545)

NET ASSETS — 100.0%				$905,296,968

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

SLM	Student Loan Mortgage

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.

(d)	Standard & Poor’s rating.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(o)	As of June 30, 2011, 5 securities representing $11,650,375 and 1.3% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2011.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Positions:
44	2 Year U.S. Treasury Notes	Sep. 2011	$9,659,436	$9,651,125	$(8,311)
58	5 Year U.S. Treasury Notes	Sep. 2011	6,931,450	6,913,328	(18,122)
9	10 Year U.S. Treasury Notes	Sep. 2011	1,110,076	1,100,953	(9,123)
13	20 Year U.S. Treasury Bonds	Sep. 2011	1,629,263	1,599,407	(29,856)
14	30 Year U.S. Year Ultra Bonds	Sep. 2011	1,812,913	1,767,500	(45,413)
45	DAX Index	Sep. 2011	12,059,515	12,058,699	(816)
232	OMXS30 Index	Jul. 2011	4,094,988	4,089,673	(5,315)
275	Yen Denom Nikkei	Sep. 2011	16,283,523	16,891,808	608,285

					$491,329

Short Positions:
35	2 Year U.S. Treasury Notes	Sep. 2011	7,659,430	7,677,032	(17,602)
4	5 Year U.S. Treasury Notes	Sep. 2011	474,000	476,781	(2,781)
14	10 Year U.S. Treasury Notes	Sep. 2011	1,720,852	1,712,594	8,258
12	20 Year U.S. Treasury Bonds	Sep. 2011	1,504,091	1,476,375	27,716
9	30 Year U.S. Year Ultra Bonds	Sep. 2011	1,158,978	1,136,250	22,728
68	S&P 500 E-Mini	Sep. 2011	4,367,300	4,472,700	(105,400)

					(67,081)

					$424,248

(1)	Cash of $696,000 and U.S. Treasury Securities with a market value of $260,225 have been segregated to cover requirements for open futures contracts as of June 30, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation
British Pound,
Expiring 07/07/11	Royal Bank of Scotland	GBP	314	$502,274	$503,911	$1,637
Canadian Dollar,
Expiring 09/22/11	Citigroup Global Markets	CAD	1,179	1,203,758	1,219,826	16,068
Japanese Yen,
Expiring 07/07/11	Citigroup Global Markets	JPY	293,172	3,631,139	3,641,789	10,650

				$5,337,171	$5,365,526	$28,355

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 07/07/11	Citigroup Global Markets	GBP	314	$507,018	$503,911	$3,107
Expiring 09/22/11	Citigroup Global Markets	GBP	2,205	3,626,574	3,535,196	91,378
Expiring 10/07/11	Royal Bank of Scotland	GBP	314	501,730	503,334	(1,604)
Euro,
Expiring 07/27/11	Citigroup Global Markets	EUR	2,330	3,310,632	3,376,251	(65,619)
Expiring 07/27/11	Citigroup Global Markets	EUR	139	202,176	200,691	1,485
Expiring 07/27/11	Citigroup Global Markets	EUR	82	116,922	118,096	(1,174)
Expiring 07/27/11	Citigroup Global Markets	EUR	42	61,141	60,859	282
Swiss Franc,
Expiring 08/31/11	Citigroup Global Markets	CHF	5,216	6,121,290	6,206,549	(85,259)

				$14,447,483	$14,504,887	$(57,404)

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Deutsche Bank AG(1)	06/23/21	$430	2.67%	CPI Urban Consumers NAS	$(20,869)	$—	$(20,869)

(1)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount# (000)(2)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps Buy Protection(1)
Barclays Bank PLC	06/20/16	$10,000	5.00%	CDX.NA.IG.16	$189,222	$168,056	$21,166
Barclays Bank PLC	06/20/16	25,000	5.00%	CDX.NA.IG.16	433,736	796,190	(362,454)

					$622,958	$964,246	$(341,288)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Total Return swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount# (000)	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse International	05/15/12	$57,836	Receive fixed rate payments on DJUBSTR Index and pay variable payments on the one month LIBOR + 12 bps.	$(1,145,655)	$—	$(1,145,655)

Credit Suisse International	05/15/12	78,703	Receive fixed rate payments on MSCI US REIT Index and pay variable payments on the one month LIBOR.	3,197,752	—	3,197,752

Deutsche Bank AG	05/15/12	30,155	Receive fixed rate payments on NDDUEC Index and pay variable payments on the one month LIBOR + 11 bps.	1,883,796	940,466	943,330

Deutsche Bank AG	05/15/12	55,081	Receive fixed rate payments on NDUEEGF Index and pay variable payments on the one month LIBOR + 58 bps.	975,824	—	975,824

				$4,911,717	$940,466	$3,971,251

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$189,925,260	$11,650,375	$ —
Preferred Stocks	5,016,755	—	—
Warrants	—	2,073,165	—
Exchange Traded Funds	49,783,216	—	—
Asset-Backed Securities	—	10,795,687	—
Bank Loans	—	5,340,689	—
Commercial Mortgage-Backed Securities	—	8,997,993	—
Convertible Bonds	—	1,343,450	—
Corporate Bonds	—	129,408,854	—
Foreign Government Bonds	—	1,243,700	—
Municipal Bonds	—	257,527	—
Residential Mortgage-Backed Securities	—	3,393,264	—
U.S. Government Agency Obligations	—	3,936,103	—
U.S. Government Mortgage Backed Obligations	—	90,310,246	—
U.S. Treasury Obligations	—	79,298,023	—
Affiliated Money Market Mutual Fund	385,066,565	—	—
Short Sales – U.S. Government Mortgage Backed Obligations	—	(21,920,359)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures	$—	$424,248	$—
Forward Foreign Currency Contracts	—	(29,049)	—
Interest Rate Swaps	—	(20,869)	—
Credit Rate Swaps	—	(341,288)	—
Total Return Swaps	—	3,971,251	—

Total	$629,791,796	$330,133,010	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund	42.5%
U.S. Government Mortgage-Backed Obligations	10.0
U.S. Treasury Obligations	8.8
Exchange Traded Funds	5.5
Commercial Banks	3.6
Oil, Gas & Consumable Fuels	3.3
Telecommunications	3.2
Pharmaceuticals	2.5
Media	2.2
Metals & Mining	2.1
Diversified Financial Services	1.5
Healthcare Providers & Services	1.3
Asset-Backed Securities	1.2
Computers & Peripherals	1.2
Semiconductors & Semiconductor Equipment	1.1
Computer Services & Software	1.1
Electric	1.0
Commercial Mortgage-Backed Securities	1.0
Retail & Merchandising	0.9
Chemicals	0.9
Manufacturing	0.9
Commercial Services & Supplies	0.9
Consumer Products & Services	0.8
Tobacco	0.7
Hotels, Restaurants & Leisure	0.7
Biotechnology	0.7
Automobile Manufacturers	0.6
Bank Loans	0.6
Auto Parts & Equipment	0.6

Insurance	0.5%
Beverages	0.5
Advertising	0.5
U.S. Government Agency Obligations	0.4
Residential Mortgage-Backed Securities	0.4
Paper & Forest Products	0.4
Foods	0.4
Construction & Engineering	0.3
Machinery & Equipment	0.3
Aerospace & Defense	0.3
Electrical Equipment	0.3
Electronic Components & Equipment	0.2
Containers & Packaging	0.2
Healthcare Products	0.2
Airlines	0.2
Real Estate	0.2
Real Estate Investment Trusts	0.2
Pipelines	0.2
Home Builders	0.1
Foreign Government Bonds	0.1
Storage	0.1
Environmental Control	0.1
Building Materials	0.1
Entertainment & Leisure	0.1
Electronic Equipment & Instruments	0.1
Shipbuilding	0.1
Commercial Services	0.1

108.0
Securities Sold Short	(2.4)
Other liabilities in excess of other assets	(5.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$58,702	*	Due to broker-variation margin	$131,208	*
Interest rate contracts	—	—		Unrealized depreciation on swap agreements	20,869
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	124,607		Unrealized depreciation on foreign currency forward contracts	153,656
Credit contracts	Unrealized appreciation on swap agreements	21,166		Unrealized depreciation on swap agreements	362,454
Credit contracts	Premiums paid for swap agreements	964,246		—	—
Equity contracts	Unaffiliated investments	2,073,165		—	—
Equity contracts	Due to broker-variation margin	608,285	*	Due to broker-variation margin	111,531	*
Equity contracts	Unrealized appreciation on swap agreements	5,116,906		Unrealized depreciation on swap agreements	1,145,655
Equity contracts	Premiums paid for swap agreements	940,466		—	—

Total		$9,907,543			$1,925,373

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Forward Currency Contracts	Total

Interest rate contracts	$186,794	$—	$—	$186,794
Foreign exchange contracts	—	—	5,021	5,021
Credit contracts	—	(159,019)	—	(159,019)
Equity contracts	681,500	(15,899,913)	—	(15,218,413)

Total	$868,294	$(16,058,932)	$5,021	$(15,185,617)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Futures	Swaps	Forward Currency Contracts	Total

Interest rate contracts	$—	$(72,506)	$(20,869)	$—	$(93,375)
Foreign exchange contracts	—	—	—	(29,049)	(29,049)
Credit contracts	—	—	(341,288)	—	(341,288)
Equity contracts	33,610	496,754	3,971,251	—	4,501,615

Total	$33,610	$424,248	$3,609,094	$(29,049)	$4,037,903

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011

ASSETS:
Investments at value:
Unaffiliated investments (cost $601,981,987)	$592,774,307
Affiliated investments (cost $385,066,565)	385,066,565
Cash	4,381
Deposit with broker	695,914
Receivable for investments sold	122,605,448
Unrealized appreciation on swap agreements	5,138,072
Dividends and interest receivable	2,989,295
Receivable for fund share sold	2,127,915
Premiums for swap agreements	1,904,712
Unrealized appreciation on foreign currency forward contracts	124,607
Tax reclaim receivable	3,891
Prepaid expenses	9

Total Assets	1,113,435,116

LIABILITIES:
Payable for investments purchased	184,052,235
Securities sold short, at value (proceeds received $21,997,082)	21,920,359
Unrealized depreciation on swap agreements	1,528,978
Advisory fees payable	329,814
Unrealized depreciation on foreign currency forward contracts	153,656
Accrued expenses and other liabilities	143,371
Shareholder servicing fees payable	4,587
Due to broker-variation margin	3,256
Payable to custodian	753
Deferred trustees’ fees	585
Affiliated transfer agent fee payable	524
Payable for fund share repurchased	30

Total Liabilities	208,138,148

NET ASSETS	$905,296,968

Net assets were comprised of:
Paid-in capital	$923,578,259
Retained earnings	(18,281,291)

Net assets, June 30, 2011	$905,296,968

Net asset value and redemption price per share, $905,296,968 / 92,575,193 outstanding shares of beneficial interest	$9.78

STATEMENT OF OPERATIONS
(Unaudited)
For the Period April 29, 2011* through June 30, 2011

INVESTMENT INCOME
Unaffiliated interest income	$2,021,814
Unaffiliated dividend income (net of $120,077 foreign withholding tax)	1,116,619
Affiliated dividend income	130,207

3,268,640

EXPENSES
Advisory fees	1,432,965
Shareholder servicing fees and expenses	143,299
Custodian and accounting fees	94,000
Audit fee	12,000
Trustees’ fees	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,400) (Note 4)	3,000
Legal fees and expenses	3,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	2,713

Total expenses	1,700,977

Less: advisory fee waiver and/or expense reimbursement	(145,925)
Less: shareholder servicing fee waiver	(7,427)

Net expenses	1,547,625

NET INVESTMENT INCOME	1,721,015

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	410,530
Futures transactions	868,294
Short sales transactions	(199,516)
Swap agreement transactions	(16,058,932)
Foreign currency transactions	102,945

(14,876,679)

Net change in unrealized appreciation (depreciation) on:
Investments	(9,207,680)
Futures	424,248
Short sales	76,723
Swap agreements	3,609,094
Foreign currencies	(28,012)

(5,125,627)

NET LOSS ON ONVESTMENT AND FOREIGN CURRENCIES	(20,002,306)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,281,291)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

April 29, 2011* through June 30, 2011
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,721,015
Net realized loss on investment and foreign currency transactions	(14,876,679)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(5,125,627)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(18,281,291)

FUND SHARE TRANSACTIONS:
Fund share sold [9,504,673 shares]	92,365,858
Net asset value of shares issued in merger [83,523,539 shares]	835,666,098
Fund share repurchased [453,019 shares]	(4,453,697)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	923,578,259

TOTAL INCREASE IN NET ASSETS	905,296,968

NET ASSETS:
Beginning of period	—

End of period	$905,296,968

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 86.8% ASSET-BACKED SECURITIES — 6.9%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.437%	11/15/15	$1,050	$1,052,636
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.467%	02/15/14	163	162,524
Carmax Auto Owner Trust, Ser. 2010-1, Class A2	AAA(b)	0.830%	11/15/12	161	160,918
Chase Issuance Trust, Ser. 2005-A11, Class A(a)	Aaa	0.257%	12/15/14	1,000	999,607
Chase Issuance Trust, Ser. 2007-A16, Class A16(a)	Aaa	0.547%	06/15/14	700	701,335
Citibank Credit Card Issuance Trust, Ser. 2006-A7, Class A7(a)	Aaa	0.307%	12/15/18	1,000	989,070
Discover Card Master Trust, Ser. 2009-A2, Class A(a)	Aaa	1.487%	02/17/15	1,200	1,215,016
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	614	619,467
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	318	321,074
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.247%	11/16/15	1,000	998,255

TOTAL ASSET-BACKED SECURITIES (cost $6,710,111)					7,219,902

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.5%
Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	424	427,312
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW12, Class A3(a)	Aaa	5.896%	09/11/38	798	830,658
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class AAB	AAA(b)	5.703%	06/11/50	600	636,472
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	480	487,651
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T28, Class A2	AAA(b)	5.588%	09/11/42	1,000	1,031,356
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A2	AAA(b)	5.690%	06/10/46	147	147,394
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	434	434,847
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	700	708,818
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	1,082	1,100,365
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	898	921,538
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	430	439,564
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	6.053%	04/15/45	217	217,135
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.990%	06/15/49	700	719,381
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	390	401,604
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	70	69,933
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	445	445,396
Morgan Stanley Capital I, Ser. 2006-HQ10, Class A2	Aaa	5.283%	11/12/41	51	50,669
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	600	608,847
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	1,000	1,086,073
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A2(a)	Aaa	5.684%	05/15/43	171	170,554

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	$499	$499,372
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	599	605,270
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2(a)	Aaa	6.052%	02/15/51	946	967,331

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $11,301,436)					13,007,540

CORPORATE BONDS — 18.4%
Aerospace & Defense — 0.4%
Boeing Co. (The), Sr. Unsec’d. Notes(c)	A2	3.500%	02/15/15	400	424,297

Banking — 3.5%
American Express Co., Sr. Unsec’d. Notes	A3	7.250%	05/20/14	245	280,204
Bank of America Corp., Sr. Unsec’d. Notes, MTN(c)	A2	7.375%	05/15/14	525	590,203
Citigroup, Inc., Sub. Notes	Baa1	5.000%	09/15/14	475	497,780
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	3.625%	02/07/16	260	262,823
HSBC Bank PLC (United Kingdom), Covered Notes, 144A	Aaa	1.625%	07/07/14	410	409,143
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.700%	01/20/15	500	519,903
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.375%	10/15/15	500	534,498
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A(c)	Aaa	4.200%	05/13/14	525	561,996

					3,656,550

Capital Goods — 1.0%
ITT Corp., Sr. Unsec’d. Notes	Baa1	4.900%	05/01/14	510	556,352
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	455	519,200

					1,075,552

Consumer — 0.4%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	5.450%	10/15/12	400	422,110

Electric — 0.5%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	165	184,174
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050%	03/15/14	350	390,273

					574,447

Energy – Integrated — 2.9%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	80	82,136
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500%	09/15/14	500	542,652
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.950%	03/03/14	250	269,409
ConocoPhillips, Gtd. Notes(c)	A1	4.750%	02/01/14	965	1,052,954
Statoil ASA (Norway), Gtd. Notes	Aa2	3.875%	04/15/14	300	321,408
Total Capital Canada Ltd. (Canada), Gtd. Notes	Aa1	1.625%	01/28/14	775	786,230

					3,054,789

Foods — 1.4%
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes	A+(b)	4.250%	03/01/15	565	615,042
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	360	407,765
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250%	09/15/15	400	424,600

					1,447,407

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Healthcare & Pharmaceutical — 1.5%
Novartis Capital Corp., Gtd. Notes	Aa2	4.125%	02/10/14	$500	$538,844
Pfizer, Inc., Sr. Unsec’d. Notes	A1	5.350%	03/15/15	500	563,739
Roche Holdings, Inc., Gtd. Notes, 144A(c)	A2	5.000%	03/01/14	383	419,284

					1,521,867

Media & Entertainment — 0.2%
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	2.100%	04/01/14	190	192,520

Metals — 0.6%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	365	373,219
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.500%	04/01/14	200	222,557

					595,776

Non-Captive Finance — 0.5%
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900%	05/13/14	475	527,682

Pipelines & Other — 0.7%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	4.600%	08/01/12	700	727,003

Retailers — 2.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	4.875%	09/15/14	500	548,484
TJX Cos., Inc., Sr. Unsec’d. Notes	A3	4.200%	08/15/15	725	786,902
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	3.000%	02/01/14	800	841,906

					2,177,292

Technology — 0.3%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	300	319,421

Telecommunications — 2.4%
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.100%	09/15/14	1,000	1,098,942
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.175%	06/18/14	560	602,605
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	3.992%	02/16/16	280	283,226
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	4.949%	01/15/15	500	532,070

					2,516,843

TOTAL CORPORATE BONDS (cost $18,051,293)					19,233,556

FOREIGN AGENCY — 0.8%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A (cost $867,277)	Aaa	1.000%	06/16/14	870	866,389

MUNICIPAL BOND — 0.3%
State of California, Taxable GO, Ser. Var. Purp. 3 (cost $251,545)	A1	5.450%	04/01/15	250	272,780

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.0%
Federal Home Loan Mortgage Corp.		1.000%	08/27/14	590	589,221
PNC Funding Corp., FDIC Gtd. Notes(a)		0.446%	04/01/12	14,000	14,031,010

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $14,589,221)					14,620,231

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 10.7%
Government National Mortgage Association (cost $11,230,313)		4.000%	04/20/41 -06/20/41	11,000	11,193,074

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

U.S. TREASURY OBLIGATIONS — 23.2%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Treasury Bonds	4.375%	05/15/41	$180	$179,719
U.S. Treasury Bonds	4.750%	02/15/41	240	255,113
U.S. Treasury Bonds	7.500%	11/15/24	715	1,006,921
U.S. Treasury Notes(d)	0.625%	06/30/12	1,000	1,003,910
U.S. Treasury Notes	1.500%	06/30/16	3,023	2,986,150
U.S. Treasury Notes	1.750%	05/31/16	6,095	6,104,508
U.S. Treasury Notes(c)	3.125%	05/15/21	6,700	6,681,173
U.S. Treasury Strips Coupon(c)(d)(e)	4.080%	05/15/24	7,065	4,199,641
U.S. Treasury Strips Coupon(e)	4.120%	08/15/24	2,030	1,189,046
U.S. Treasury Strips Coupon(d)(e)	4.120%	11/15/24	560	323,159
U.S. Treasury Strips Coupon(e)	5.040%	11/15/23	515	315,310

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,714,230)				24,244,650

TOTAL LONG-TERM INVESTMENTS (cost $86,715,426)				90,658,122

			Shares
SHORT-TERM INVESTMENT — 5.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $5,523,384)(Note 4)(f)			5,523,384	5,523,384

TOTAL INVESTMENTS — 92.1% (cost $92,238,810)				96,181,506
Other assets in excess of liabilities(g) — 7.9%				8,216,034

NET ASSETS — 100.0%				$104,397,540

The following abbreviations are used in the Portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

GO	General Obligation

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.

(b)	Standard & Poor’s Rating.

(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(e)	Rate shown reflects the effective yield at June 30, 2011.

(f)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(g)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on the following derivative contracts held at the reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation (Depreciation)
Short Positions:
35	2 Year U.S. Treasury Notes	Sep. 2011	$7,683,667	$7,677,031	$6,636
83	5 Year U.S. Treasury Notes	Sep. 2011	9,863,519	9,893,211	(29,692)
134	10 Year U.S. Treasury Notes	Sep. 2011	16,611,533	16,391,968	219,565
35	U.S. Long Bonds	Sep. 2011	4,368,121	4,306,094	62,027
9	U.S. Ultra Bonds	Sep. 2011	1,159,471	1,136,250	23,221

					$281,757

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America N.A.(2)	06/09/14	$870	1.031%	3 month LIBOR	$1,129	$—	$1,129
Barclays Bank, PLC(2)	09/10/20	3,875	2.620%	3 month LIBOR	130,361	—	130,361
Citibank NA(2)	07/07/14	410	1.091%	3 month LIBOR	389	—	389
Citibank NA(2)	12/31/15	2,300	1.922%	3 month LIBOR	(43,638)	—	(43,638)
Citibank NA(1)	02/15/17	1,780	3.363%	3 month LIBOR	128,791	—	128,791
Citibank NA(1)	05/15/18	2,200	2.526%	3 month LIBOR	(26,381)	—	(26,381)
Citibank NA(2)	10/18/20	6,555	2.596%	3 month LIBOR	267,409	—	267,409
JP Morgan Chase Bank(1)	12/31/15	11,400	4.609%	3 month LIBOR	3,029,007	—	3,029,007
JP Morgan Chase Bank(1)	12/31/15	8,965	3.957%	3 month LIBOR	1,803,216	—	1,803,216
JP Morgan Chase Bank(1)	12/31/15	8,001	4.212%	3 month LIBOR	1,765,450	—	1,765,450
JP Morgan Chase Bank(1)	12/31/15	6,936	4.493%	3 month LIBOR	1,765,102	—	1,765,102
JP Morgan Chase Bank(1)	12/31/15	4,523	4.843%	3 month LIBOR	1,311,910	—	1,311,910
Merrill Lynch Capital Services, Inc.(1)	12/31/15	116,500	2.053%	3 month LIBOR	3,109,210	—	3,109,210
Morgan Stanley Capital Services, Inc.(2)	12/31/15	24,615	1.707%	3 month LIBOR	107,826	—	107,826
Morgan Stanley Capital Services, Inc.(2)	12/31/15	7,000	3.585%	3 month LIBOR	(1,095,629)	—	(1,095,629)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	6,000	2.821%	3 month LIBOR	(623,486)	—	(623,486)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	5,000	3.024%	3 month LIBOR	(537,165)	—	(537,165)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	4,500	2.990%	3 month LIBOR	(513,737)	—	(513,737)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	3,650	3.304%	3 month LIBOR	(472,399)	—	(472,399)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.017%	3 month LIBOR	(232,019)	—	(232,019)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.055%	3 month LIBOR	(237,548)	—	(237,548)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.245%	3 month LIBOR	(249,973)	—	(249,973)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.401%	3 month LIBOR	(275,414)	—	(275,414)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.414%	3 month LIBOR	(273,153)	—	(273,153)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.442%	3 month LIBOR	(280,998)	—	(280,998)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	1,500	3.326%	3 month LIBOR	(202,058)	—	(202,058)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	1,000	3.555%	3 month LIBOR	(152,709)	—	(152,709)
Morgan Stanley Capital Services, Inc.(1)	05/15/18	2,305	2.510%	3 month LIBOR	(30,025)	—	(30,025)
Morgan Stanley Capital Services, Inc.(2)	09/17/20	2,735	2.708%	3 month LIBOR	73,499	—	73,499
Morgan Stanley Capital Services, Inc.(1)	06/08/21	1,300	4.640%	3 month LIBOR	(5,785)	—	(5,785)
UBS AG(2)	10/01/20	1,465	2.523%	3 month LIBOR	66,167	—	66,167

					$8,307,349	$—	$8,307,349

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$7,219,902	$—
Commercial Mortgage-Backed Securities	—	13,007,540	—
Corporate Bonds	—	19,233,556	—
Foreign Agency	—	866,389	—
Municipal Bond	—	272,780	—
U.S. Government Agency Obligations	—	14,620,231	—
U.S. Government Mortgage-Backed Securities	—	11,193,074	—
U.S. Treasury Obligations	—	24,244,650	—
Affiliated Money Market Mutual Fund	5,523,384	—	—
Other Financial Instruments*
Futures Contracts	281,757	—	—
Interest Rate Swaps	—	8,307,349	—

Total	$5,805,141	$98,965,471	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2011 were as follows:

U.S. Treasury Obligations	23.2%
U.S. Government Agency Obligations	14.0
Commercial Mortgage-Backed Securities	12.5
U.S. Government Mortgage-Backed Securities	10.7
Asset-Backed Securities	6.9
Affiliated Money Market Mutual Fund	5.3
Banking	3.5
Energy – Integrated	2.9
Telecommunications	2.4
Retailers	2.1
Healthcare & Pharmaceutical	1.5
Foods	1.4

Capital Goods	1.0%
Foreign Agency	0.8
Pipelines & Other	0.7
Metals	0.6
Electric	0.5
Non-Captive Finance	0.5
Aerospace & Defense	0.4
Consumer	0.4
Municipal Bond	0.3
Technology	0.3
Media & Entertainment	0.2

92.1
Other assets in excess of liabilities	7.9

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$311,449	*	Due from broker-variation margin	$29,692	*
Interest rate contracts	Unrealized appreciation on swap agreements	13,559,466		Unrealized depreciation on swap agreements	5,252,117

Total		$13,870,915			$5,281,809

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(1,485,988)	$5,279,736	$3,793,748

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(514,188)	$(1,912,161)	$(2,426,349)

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position(1)	Futures Short Position(1)	Interest Rate Swaps(2)
$8,494,499	$63,820,992	$284,817,173

(1)	Value at Trade Date.
(2)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BOND PORTFOLIO 2015 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	STATEMENT OF OPERATIONS (Unaudited)
June 30, 2011	Six Months Ended June 30, 2011

ASSETS:
Investments, at value:
Unaffiliated investments (cost $86,715,426)	$90,658,122
Affiliated investments (cost $5,523,384)	5,523,384
Cash	9,724
Unrealized appreciation on swap agreements	13,559,466
Receivable for investments sold	1,422,244
Dividends and interest receivable	399,708
Due from broker-variation margin	162,603
Prepaid expenses	230

Total Assets	111,735,481

LIABILITIES:
Unrealized depreciation on swap agreements	5,252,117
Payable for investments purchased	1,814,219
Payable for fund share repurchased	162,756
Advisory fees payable	54,897
Accrued expenses and other liabilities	44,003
Shareholder servicing fees payable	8,535
Deferred trustees’ fees	890
Affiliated transfer agent fee payable	524

Total Liabilities	7,337,941

NET ASSETS	$104,397,540

Net assets were comprised of:
Paid-in capital	$86,186,597
Retained earnings	18,210,943

Net assets, June 30, 2011	$104,397,540

Net asset value and redemption price per share, $104,397,540 / 11,204,455 outstanding shares of beneficial interest	$9.32

INVESTMENT INCOME
Unaffiliated interest income	$1,744,116
Affiliated dividend income	9,414

1,753,530

EXPENSES
Advisory fees	372,957
Shareholder servicing fees and expenses	57,944
Custodian and accounting fees	33,000
Audit fee	18,000
Shareholders’ reports	5,000
Transfer agent’s fee and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Insurance expenses	1,000
Loan interest expense (Note 7)	11
Miscellaneous	4,308

Total expenses	506,220

NET INVESTMENT INCOME	1,247,310

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	616,557
Futures transactions	(1,485,988)
Swap agreement transactions	5,279,736

4,410,305

Net change in unrealized appreciation (depreciation) on:
Investments	(408,828)
Futures	(514,188)
Swap agreements	(1,912,161)

(2,835,177)

NET GAIN ON INVESTMENTS	1,575,128

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,822,438

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,247,310	$1,782,408
Net realized gain on investment transactions	4,410,305	23,313,764
Net change in unrealized appreciation (depreciation) on investments	(2,835,177)	(7,031,807)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,822,438	18,064,365

DISTRIBUTIONS	(25,086,437)	(7,766,305)

FUND SHARE TRANSACTIONS:
Fund share sold [375,626 and 3,448,481 shares, respectively]	4,040,101	41,058,546
Fund share issued in reinvestment of distributions [2,674,460 and 670,666 shares, respectively]	25,086,437	7,766,305
Fund share repurchased [3,057,362 and 9,496,833 shares, respectively]	(36,527,163)	(114,086,756)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(7,400,625)	(65,261,905)

TOTAL DECREASE IN NET ASSETS	(29,664,624)	(54,963,845)
NET ASSETS:
Beginning of period	134,062,164	189,026,009

End of period	$104,397,540	$134,062,164

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 65.4% ASSET-BACKED SECURITIES — 9.8%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.437%	11/15/15	$700	$701,757
BA Credit Card Trust, Ser. 2006-A14, Class A14(a)	Aaa	0.247%	04/15/16	90	89,724
Bank of America Auto Trust, Ser. 2009-3A, Class A3, 144A	Aaa	1.670%	12/15/13	63	63,034
Bank of America Auto Trust, Ser. 2010-2, Class A2	Aaa	0.910%	10/15/12	192	192,244
Bank One Issuance Trust, Ser. 2003-A4, Class A4(a)	Aaa	0.437%	01/15/16	700	701,760
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.467%	02/15/14	143	142,983
Chase Issuance Trust, Ser. 2008-A6, Class A6(a)	Aaa	1.387%	05/15/15	60	61,209
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650%	09/20/19	570	654,567
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	82	82,595
Harley-Davidson Motorcycle Trust, Ser. 2009-2, Class A3	Aaa	2.620%	03/15/14	60	60,607
Honda Auto Receivables Owner Trust, Ser. 2009-2, Class A3	AAA(b)	2.790%	01/15/13	44	44,110
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	207	208,698
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.247%	11/16/15	650	648,866
MMCA Automobile Trust, Ser. 2009-A, Class A3, 144A	Aaa	3.930%	03/15/13	46	46,418

TOTAL ASSET-BACKED SECURITIES (cost $3,677,595)					3,698,572

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.5%
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.609%	02/15/39	500	544,634
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	525	531,613
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A4(a)	Aaa	4.918%	10/15/42	300	323,643
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.990%	06/15/49	525	539,536
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3	Aaa	4.647%	07/15/30	350	353,663
Merrill Lynch Mortgage Trust, Ser. 2005-CKI1, Class A6(a)	Aaa	5.392%	11/12/37	200	218,769
Morgan Stanley Capital I, Ser. 2006-HQ9, Class A4(a)	AAA(b)	5.731%	07/12/44	500	551,299
Morgan Stanley Capital I, Ser. 2006-T21, Class A4(a)	Aaa	5.162%	10/12/52	500	542,922

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,513,670)					3,606,079

CORPORATE BONDS — 14.6%
Banking — 3.2%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	7.375%	05/15/14	175	196,734
Citigroup, Inc., Sub. Notes	Baa1	5.000%	09/15/14	175	183,393
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	125	129,081
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%	07/22/20	125	122,458
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.375%	10/15/15	175	187,074
US Bancorp, Sr. Unsec’d. Notes	Aa3	4.200%	05/15/14	215	231,562
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.625%	12/11/17	150	165,691

					1,215,993

Cable — 0.3%
Comcast Corp., Gtd. Notes	Baa1	6.500%	01/15/15	100	114,408

Capital Goods — 0.2%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $89,861; purchased 06/24/10)(c)(d)	Baa1	2.750%	07/01/13	90	91,818

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Chemicals — 0.5%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	$175	$202,936

Electric — 0.3%
TECO Finance, Inc., Gtd. Notes	Baa3	4.000%	03/15/16	100	104,713

Energy — Integrated — 1.4%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	50	51,335
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500%	09/15/14	200	217,061
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14	100	109,729
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	150	156,059

					534,184

Energy – Other — 0.3%
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	100	113,183

Foods — 1.0%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	4.125%	01/15/15	90	96,792
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	6.120%	05/01/13	125	135,806
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625%	07/15/11	125	125,301

					357,899

Healthcare & Pharmaceutical — 1.3%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700%	05/27/15	200	207,917
Medtronic, Inc., Sr. Unsec’d. Notes	A1	3.000%	03/15/15	100	104,456
Teva Pharmaceutical Finance III LLC (Netherland Antilles), Gtd. Notes	A3	3.000%	06/15/15	170	174,931

					487,304

Insurance — 0.9%
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	55	57,917
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	130	132,524
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	150	154,299

					344,740

Media & Entertainment — 0.4%
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	2.100%	04/01/14	130	131,725

Metals — 1.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	265	270,967
Noranda, Inc. (Canada), Gtd. Notes	Baa2	7.250%	07/15/12	150	158,589
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	25	25,385

					454,941

Non-Captive Finance — 0.5%
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900%	05/13/14	175	194,409

Pipelines & Other — 0.4%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.200%	09/01/20	125	131,805

Retailers — 1.0%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	200	207,570
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	150	175,982

					383,552

Telecommunications — 1.1%
AT&T, Inc., Sr. Unsec’d. Notes	A2	2.500%	08/15/15	305	308,968
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.950%	09/30/14	100	104,267

					413,235

Tobacco — 0.6%
Altria Group, Inc., Gtd. Notes	Baa1	8.500%	11/10/13	200	231,802

TOTAL CORPORATE BONDS (cost $5,419,990)					5,508,647

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

NON-CORPORATE FOREIGN AGENCY — 0.6%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A (cost $233,268)	Aaa	1.000%	06/16/14	$234	$233,029

U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.1%
Financing Corp. FICO Strips Coupon, Ser. D-P(e)		3.360%	09/26/19	1,850	1,408,932
Financing Corp. FICO Strips Principal, Ser. 15P(f)		3.500%	03/07/19	4,000	3,143,372
Israel Government AID Bond (Israel), Gtd. Notes, Ser. 11-Z(f)		3.290%	05/15/19	1,565	1,212,708
Resolution Funding Corp. Interest Strip, Bonds(f)		2.280%	07/15/16	1,150	1,031,377
Resolution Funding Corp. Interest Strip, Bonds(f)		3.080%	04/15/18	2,365	1,951,345

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $7,996,478)					8,747,734

U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Bonds		4.375%	05/15/41	65	64,899
U.S. Treasury Bonds		4.750%	02/15/41	85	90,352
U.S. Treasury Notes(g)		0.625%	06/30/12	290	291,134
U.S. Treasury Notes		1.500%	06/30/16	284	280,538
U.S. Treasury Notes		1.750%	05/31/16	70	70,109
U.S. Treasury Notes		3.125%	05/15/21	2,160	2,153,930

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,972,812)					2,950,962

TOTAL LONG-TERM INVESTMENTS (cost $23,813,813)					24,745,023

				Shares
SHORT-TERM INVESTMENT — 30.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $11,619,337) (Note 4)(h)				11,619,337	11,619,337

TOTAL INVESTMENTS — 96.1% (cost $35,433,150)					36,364,360

Other assets in excess of liabilities(i) — 3.9%					1,475,392

NET ASSETS — 100.0%					$37,839,752

The following abbreviations are used in the Portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FICO	Financing Corp.

LIBOR	London Interbank Offered Rate MTN Medium Term Note

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.

(b)	Standard & Poor’s Rating.

(c)	Indicates a security that has been deemed illiquid.

(d)	Indicates a restricted security; the aggregate original cost of such security is $89,861. The aggregate value of $91,818 is approximately 0.2% of net assets.

(e)	Rate shown reflects the effective yield at June 30, 2011.

(f)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2011.

(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(h)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(i)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation (Depreciation)
Long Position:
20	5 Year U.S. Treasury Notes	Sep. 2011	$2,400,830	$2,383,906	$(16,924)
Short Positions:
14	2 Year U.S. Treasury Notes	Sep. 2011	3,074,954	3,070,812	4,142
4	10 Year U.S. Treasury Notes	Sep. 2011	496,768	489,312	7,456
1	U.S. Ultra Bond	Sep. 2011	126,559	126,250	309

					11,907

					$(5,017)

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA(1)	06/09/14	$235	1.031%	3 month LIBOR	$305	$—	$305
Bank of America NA(2)	12/31/16	18,120	2.736%	3 month LIBOR	981,017	—	981,017
Barclays Bank PLC(2)	12/31/16	470	2.349%	3 month LIBOR	24,652	—	24,652
Barclays Bank PLC(1)	09/10/20	2,485	2.620%	3 month LIBOR	83,599	—	83,599
Citibank NA(2)	05/15/18	805	2.526%	3 month LIBOR	(9,653)	—	(9,653)
JP Morgan Chase Bank(2)	12/31/16	4,500	2.713%	3 month LIBOR	168,390	—	168,390
Morgan Stanley Capital Services, Inc.(1)	12/31/16	1,400	2.686%	3 month LIBOR	(108,850)	—	(108,850)
Morgan Stanley Capital Services, Inc.(2)	12/31/16	1,000	3.166%	3 month LIBOR	119,990	—	119,990
Morgan Stanley Capital Services, Inc.(2)	12/31/16	550	3.228%	3 month LIBOR	59,763	—	59,763
Morgan Stanley Capital Services, Inc.(2)	05/15/18	840	2.510%	3 month LIBOR	(10,942)	—	(10,942)
Morgan Stanley Capital Services, Inc.(2)	06/08/21	300	4.640%	3 month LIBOR	(1,335)	—	(1,335)
UBS AG(1)	10/01/20	4,665	2.523%	3 month LIBOR	210,695	—	210,695

					$1,517,631	$—	$1,517,631

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.
(3)	Includes 6 securities representing $1,244,962 and 3.3% of net assets which were fair valued in accordance with the policies adopted by the Board of Trustees.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$3,698,572	$—
Commercial Mortgage-Backed Securities	—	3,606,079	—
Corporate Bonds	—	5,508,647	—
Non-Corporate Foreign Agency	—	233,029	—
U.S. Government Agency Obligations	—	8,747,734	—
U.S. Treasury Obligations	—	2,950,962	—
Affiliated Money Market Mutual Fund	11,619,337	—	—
Other Financial Instruments*
Futures Contracts	(5,017)	—	—
Interest Rate Swaps	—	272,669	1,244,962

Total	$11,614,320	$25,017,692	$1,244,962

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Interest Rate Swaps
Balance as of 12/31/10	$671,391
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)***	573,571
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 06/30/11	$1,244,962

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain earned during the period for other financial instruments was $244,000.

***	Of which, $766,531 was included in Net Assets relating to securities held at the reporting period end.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund	30.7%
U.S. Government Agency Obligations	23.1
Asset-Backed Securities	9.8
Commercial Mortgage-Backed Securities	9.5
U.S. Treasury Obligations	7.8
Banking	3.2
Energy – Integrated	1.4
Healthcare & Pharmaceutical	1.3
Metals	1.2
Telecommunications	1.1
Foods	1.0
Retailers	1.0

Insurance	0.9%
Non-Corporate Foreign Agency	0.6
Tobacco	0.6
Chemicals	0.5
Non-Captive Finance	0.5
Media & Entertainment	0.4
Pipelines & Other	0.4
Cable	0.3
Electric	0.3
Energy – Other	0.3
Capital Goods	0.2

96.1
Other assets in excess of liabilities	3.9

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Unrealized appreciation on swap agreements	$1,648,411		Unrealized depreciation on swap agreements	$130,780
Interest rate contracts	Due to broker-variation margin	11,907	*	Due to broker-variation margin	16,924	*

Total		$1,660,318			$147,704

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(452,140)	$159,914	$(292,226)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$12,847	$410,709	$423,556

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position(1)	Futures Short Position(1)	Interest Rate Swaps(2)
$2,660,199	$6,323,663	$35,915,000

(1)	Value at Trade Date.
(2)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BOND PORTFOLIO 2016 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value:
Unaffiliated investments (cost $23,813,813)	$24,745,023
Affiliated investments (cost $11,619,337)	11,619,337
Cash	3,747
Unrealized appreciation on swap agreements	1,648,411
Dividends and interest receivable	96,177
Receivable for investments sold	63,316
Prepaid expenses	186

Total Assets	38,176,197

LIABILITIES:
Unrealized depreciation on swap agreements	130,780
Payable for fund share repurchased	74,746
Payable for investments purchased	67,197
Accrued expenses and other liabilities	42,980
Advisory fees payable	13,687
Due to broker-variation margin	3,744
Shareholder servicing fees payable	2,787
Affiliated transfer agent fee payable	524

Total Liabilities	336,445

NET ASSETS	$37,839,752

Net assets were comprised of:
Paid-in capital	$35,513,347
Retained earnings	2,326,405

Net assets, June 30, 2011	$37,839,752

Net asset value and redemption price per share, $37,839,752 / 4,737,148 outstanding shares of beneficial interest	$7.99

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated interest income	$307,454
Affiliated dividend income	4,174

311,628

EXPENSES
Advisory fees	106,246
Shareholder servicing fees and expenses	16,507
Custodian and accounting fees	29,000
Audit fee	18,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	1,000
Insurance expenses	1,000
Loan interest expense (Note 7)	73
Miscellaneous	2,854

Total expenses	193,680
Less: advisory fee waiver and/or expense reimbursement	(28,938)

Net expenses	164,742

NET INVESTMENT INCOME	146,886

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	38,881
Futures transactions	(452,140)
Swap agreement transactions	159,914

(253,345)

Net change in unrealized appreciation (depreciation) on:
Investments	441,683
Futures	12,847
Swap agreements	410,709

865,239

NET GAIN ON INVESTMENTS	611,894

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$758,780

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$146,886	$837,512
Net realized gain (loss) on investment transactions	(253,345)	7,926,413
Net change in unrealized appreciation (depreciation) on investments	865,239	1,995,591

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	758,780	10,759,516

DISTRIBUTIONS	(8,580,107)	—

FUND SHARE TRANSACTIONS:
Fund share sold [2,274,818 and 23,373,935 shares, respectively]	22,272,650	237,035,645
Fund share issued in reinvestment of distributions [1,064,530 and 0 shares, respectively]	8,580,107	—
Fund share repurchased [2,672,540 and 22,306,230 shares, respectively]	(28,160,727)	(233,510,421)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	2,692,030	3,525,224

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,129,297)	14,284,740
NET ASSETS:
Beginning of period	42,969,049	28,684,309

End of period	$37,839,752	$42,969,049

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 69.2% ASSET-BACKED SECURITIES — 6.1%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.437%	11/15/15	$800	$802,008
Bank of America Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	2.670%	07/15/13	222	223,833
Bank of America Auto Trust, Ser. 2010-2, Class A2	Aaa	0.910%	10/15/12	87	87,383
Bank of America Credit Card Trust, Ser. 2006-A7, Class A7(a)	Aaa	0.227%	12/15/16	800	795,869
Bank One Issuance Trust, Ser. 2003-A4, Class A4(a)	Aaa	0.437%	01/15/16	800	802,011
BMW Vehicle Lease Trust, Ser. 2011-1, Class A2	Aaa	0.640%	04/22/13	800	800,525
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.467%	02/15/14	182	181,978
Carmax Auto Owner Trust, Ser. 2010-1, Class A2	AAA(b)	0.830%	11/15/12	9	8,940
Chase Issuance Trust, Ser. 2004-A8, Class A8(a)	Aaa	0.307%	09/15/15	800	800,198
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650%	09/20/19	1,330	1,527,323
Discover Card Master Trust, Ser. 2009-A2, Class A(a)	Aaa	1.487%	02/17/15	1,500	1,518,771
Ford Credit Auto Lease Trust, Ser. 2011-A, Class A2	Aaa	0.740%	09/15/13	800	799,937
Honda Auto Receivables Owner Trust, Ser. 2010-2, Class A2	Aaa	0.820%	06/18/12	69	68,834
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	239	240,805
Hyundai Auto Receivables Trust, Ser. 2008-A, Class A3	Aaa	4.930%	12/17/12	37	37,869
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.247%	11/16/15	850	848,516
Nissan Auto Receivables Owner Trust, Ser. 2008-C, Class A3A	Aaa	5.930%	07/15/12	7	6,685
Nissan Auto Receivables Owner Trust, Ser. 2011-A, Class A2	Aaa	0.650%	12/16/13	800	801,823
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3A	Aaa	5.130%	04/15/13	20	20,281

TOTAL ASSET-BACKED SECURITIES
(cost $10,337,809)					10,373,589

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.6%
Banc of America Commercial Mortgage, Inc., Ser. 2005-6, Class A4(a)	Aaa	5.367%	09/10/47	20	21,822
Banc of America Commercial Mortgage, Inc., Ser. 2006-1, Class A2(a)	Aaa	5.334%	09/10/45	430	429,817
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class AAB	AAA(b)	5.703%	06/11/50	600	636,472
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(a)	AAA(b)	5.947%	06/10/46	175	193,856
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	500	532,491
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.609%	02/15/39	600	653,560
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	700	708,818
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	936	952,697
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A4(a)	Aaa	4.918%	10/15/42	400	431,524
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4(a)	Aaa	5.371%	12/15/44	610	665,675
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.990%	06/15/49	700	719,381
LB-UBS Commercial Mortgage Trust, Ser. 2003-C7, Class A3(a)	Aaa	4.559%	09/15/27	500	503,175
LB-UBS Commercial Mortgage Trust, Ser. 2006-C7, Class A2	AAA(b)	5.300%	11/15/38	500	503,983
Merrill Lynch Mortgage Trust, Ser. 2005-CKI1, Class A6(a)	Aaa	5.392%	11/12/37	100	109,385
Morgan Stanley Capital I, Ser. 2006-HQ9, Class A4(a)	AAA(b)	5.731%	07/12/44	500	551,299
Morgan Stanley Capital I, Ser. 2006-T21, Class A4(a)	Aaa	5.162%	10/12/52	750	814,383
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	1,000	1,086,073

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $9,357,907)					9,514,411

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS — 7.6%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking — 2.3%
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.000%	09/01/17	$605	$651,006
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	450	557,845
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	425	438,874
HSBC Bank PLC (United Kingdom), Covered Notes, 144A	Aaa	1.625%	07/07/14	670	668,600
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%	07/22/20	75	73,475
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	400	450,854
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	100	108,407
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN(e)	A2	5.500%	01/26/20	400	405,212
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes.	Aa3	6.125%	01/11/21	135	138,390
US Bancorp, Sr. Unsec’d. Notes	Aa3	4.200%	05/15/14	240	258,488
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.625%	12/11/17	150	165,691

					3,916,842

Cable — 0.1%
Comcast Corp., Gtd. Notes	Baa1	5.150%	03/01/20	125	134,586

Capital Goods — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $104,838; purchased 06/24/10)(c)(d)	Baa1	2.750%	07/01/13	105	107,121

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes(e)	Baa3	4.250%	11/15/20	400	390,382

Energy – Integrated — 0.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	70	71,869
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14	100	109,729
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.100%	06/01/18	200	227,457
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	175	182,069

					591,124

Energy – Other
Weatherford International Ltd. (Switzerland), Gtd. Notes	Baa2	9.625%	03/01/19	50	64,572

Foods — 0.9%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	4.125%	01/15/15	425	457,072
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	7.750%	01/15/19	250	314,511
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	6.120%	05/01/13	150	162,967
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625%	07/15/11	150	150,361
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	400	437,279
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	75	84,951

					1,607,141

Healthcare & Pharmaceutical — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700%	05/27/15	220	228,708
Amgen, Inc., Sr. Unsec’d. Notes	A3	2.300%	06/15/16	370	366,803
Teva Pharmaceutical Finance III LLC (Netherlands Antilles), Gtd. Notes	A3	3.000%	06/15/15	190	195,511

					791,022

Insurance — 0.5%
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	65	68,447
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	155	158,009
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	350	423,648
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	175	180,016

					830,120

Media & Entertainment — 0.4%
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	2.100%	04/01/14	170	172,255
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	425	440,108

					612,363

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Metals — 0.3%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	$95	$97,139
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18	150	160,662
Noranda, Inc. (Canada), Gtd. Notes	Baa2	7.250%	07/15/12	175	185,020
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	25	25,385

					468,206

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.000%	08/07/19	175	193,770
General Electric Capital Corp., Sub. Notes	Aa3	5.300%	02/11/21	275	286,149

					479,919

Pipelines & Other — 0.1%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.200%	09/01/20	125	131,805

Retailers — 0.7%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	200	207,569
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%	03/15/19	350	406,246
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	175	205,313
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21	425	433,921

					1,253,049

Telecommunications — 0.6%
AT&T, Inc., Sr. Unsec’d. Notes	A2	2.500%	08/15/15	355	359,619
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.450%	05/15/21	250	254,418
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	75	97,392
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	3.992%	02/16/16	345	348,975

					1,060,404

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	405	532,219

TOTAL CORPORATE BONDS (cost $12,898,899)					12,970,875

NON-CORPORATE FOREIGN AGENCIES — 0.9%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	Aaa	1.850%	01/10/14	350	353,786
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.000%	06/16/14	1,090	1,085,477

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,436,466)					1,439,263

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.0%
Federal Home Loan Mortgage Corp.		1.000%	08/27/14	790	788,957
Federal Home Loan Mortgage Corp.		1.375%	02/25/14	9,430	9,567,970
Federal Home Loan Mortgage Corp.		2.500%	05/27/16	17,960	18,419,381
Federal Home Loan Mortgage Corp.		5.125%	11/17/17	1,500	1,722,249
Federal National Mortgage Association(f)		5.110%	11/15/21	820	533,296
Financing Corp. FICO Strips Principal, Ser. 11P(f)		3.010%	02/08/18	380	316,083
Financing Corp. FICO Strips Principal, Ser. 15P(f)		3.500%	03/07/19	9,400	7,386,924
Residual Funding – Strip Principal(f)		3.570%	10/15/19	7,000	5,383,483
Tennessee Valley Authority		5.500%	07/18/17	5,950	6,950,570

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $50,148,020)					51,068,913

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

U.S. GOVERNMENT MORTGAGE- BACKED SECURITIES — 9.0%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Government National Mortgage Association (cost $15,312,501)	4.000%	08/20/40-05/20/41	$15,000	$15,263,283

U.S. TREASURY OBLIGATIONS — 10.0%
U.S. Treasury Bonds	4.375%	05/15/41	295	294,540
U.S. Treasury Bonds	4.750%	02/15/41	455	483,651
U.S. Treasury Bonds	7.500%	11/15/24	440	619,644
U.S. Treasury Notes(h)	0.625%	06/30/12	500	501,955
U.S. Treasury Notes	1.750%	05/31/16	125	125,195
U.S. Treasury Notes(e)	3.125%	05/15/21	13,290	13,252,655
U.S. Treasury Strips Coupon(e)(g)(h)	3.960%	08/15/23	2,000	1,243,484
U.S. Treasury Strips Coupon(g)	4.080%	05/15/24	800	475,543

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,034,216)				16,996,667

TOTAL LONG-TERM INVESTMENTS (cost $116,525,818)				117,627,001

			Shares
SHORT-TERM INVESTMENT — 35.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $61,022,891; includes $13,952,972 of cash collateral received for securities on loan)(Note 4)(i)(j)			61,022,891	61,022,891

TOTAL INVESTMENTS — 105.1% (cost $177,548,709)				178,649,892
Liabilities in excess of other assets(k) — (5.1)%				(8,660,308)

NET ASSETS — 100.0%				$169,989,584

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FICO	Financing Corp.
LIBOR	London Interbank Offered Rate. MTN Medium Term Note
†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.
(b)	Standard & Poor’s Rating.
(c)	Indicatesa security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $104,838. The aggregate value of $107,121 is approximately 0.1% of net assets.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,591,668; cash collateral of $13,952,972 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(f)	Represents zero coupon bond. Rate shown reflects the effective yield on June 30, 2011.
(g)	Rate shown reflects the effective yield at June 30, 2011.
(h)	Representssecurity, or a portion thereof, segregated as collateral for futures contracts.
(i)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.
(j)	Representssecurity, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BOND PORTFOLIO 2017 (CONTINUED )

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(k)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation (Depreciation)
Long Position:
142	10 Year U.S. Treasury Notes	Sept. 2011	$17,542,294	$17,370,594	$(171,700)

Short Positions:
62	2 Year U.S. Treasury Notes	Sept. 2011	13,617,252	13,599,313	17,939
353	5 Year U.S. Treasury Notes	Sept. 2011	41,853,521	42,075,945	(222,424)
7	U.S. Long Bond	Sept. 2011	868,290	861,219	7,071
16	U.S. Ultra Bond	Sept. 2011	2,057,714	2,020,000	37,714

					(159,700)

					$(331,400)

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America, NA(1)	12/31/17	$16,000	2.267%	3 month LIBOR	$(82,400)	$—	$(82,400)
Bank of America, NA(2)	06/09/14	1,090	1.031%	3 month LIBOR	1,415	—	1,415
Barclays Bank PLC(1)	12/31/17	5,000	3.795%	3 month LIBOR	684,500	—	684,500
Barclays Bank PLC(2)	09/10/20	775	2.620%	3 month LIBOR	26,072	—	26,072
Citibank NA(1)	12/31/17	38,885	2.994%	3 month LIBOR	2,177,560	—	2,177,560
Citibank NA(1)	12/31/17	19,000	2.724%	3 month LIBOR	615,030	—	615,030
Citibank NA(1)	12/31/17	10,380	2.252%	3 month LIBOR	(56,675)	—	(56,675)
Citibank NA(1)	12/31/17	2,280	3.016%	3 month LIBOR	129,025	—	129,025
Citibank NA(1)	05/15/18	3,570	2.526%	3 month LIBOR	(42,809)	—	(42,809)
Citibank NA(2)	07/07/14	670	1.091%	3 month LIBOR	635	—	635
Citibank NA(2)	09/23/20	8,140	2.685%	3 month LIBOR	240,625	—	240,625
Citibank NA(2)	11/12/20	11,515	2.888%	3 month LIBOR	217,013	—	217,013
JP Morgan Chase Bank(1)	12/31/17	49,600	3.054%	3 month LIBOR	2,232,496	—	2,232,496
JP Morgan Chase Bank(2)	12/31/17	22,800	0.000%	3 month LIBOR	(1,011,408)	—	(1,011,408)
Morgan Stanley Capital Services(1)	12/31/17	24,300	0.000%	3 month LIBOR	391,473	—	391,473
Morgan Stanley Capital Services(1)	12/31/17	19,500	2.424%	3 month LIBOR	(196,755)	—	(196,755)
Morgan Stanley Capital Services(1)	12/31/17	610	3.567%	3 month LIBOR	65,551	—	65,551
Morgan Stanley Capital Services(1)	05/15/18	3,755	2.510%	3 month LIBOR	(48,912)	—	(48,912)
Morgan Stanley Capital Services(1)	06/08/21	1,600	4.640%	3 month LIBOR	(7,120)	—	(7,120)
Morgan Stanley Capital Services(2)	12/31/17	24,335	2.465%	3 month LIBOR	169,128	—	169,128
Morgan Stanley Capital Services(2)	09/17/20	11,185	2.708%	3 month LIBOR	300,579	—	300,579
Morgan Stanley Capital Services(2)	09/30/20	6,810	2.485%	3 month LIBOR	322,970	—	322,970
UBS AG(2)	10/01/20	6,680	2.523%	3 month LIBOR	301,703	—	301,703

					$6,429,696	$—	$6,429,696

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	Includes 12 securities representing $5,117,525 and 3.0% of net assets which were fair valued in accordance with the policies adopted by the Board of Trustees.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2	–

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$10,373,589	$—
Commercial Mortgage-Backed Securities	—	9,514,411	—
Corporate Bonds	—	12,970,875	—
Non-Corporate Foreign Agencies	—	1,439,263	—
U.S. Government Agency Obligations	—	51,068,913	—
U.S. Government Mortgage-Backed Obligations	—	15,263,283	—
U.S. Treasury Obligations	—	16,996,667	—
Affiliated Money Market Mutual Fund	61,022,891	—	—
Other Financial Instruments*
Futures Contracts	(331,400)	—	—
Interest Rate Swaps	—	1,312,171	5,117,525

Total	$60,691,491	$118,939,172	$5,117,525

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Interest Rate Swaps
Balance as of 12/31/10	$178,635
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)***	4,938,890
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 06/30/11	$5,117,525

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain incurred during the period for other financial instruments was $136,000.
***	Of which, $4,547,912 was included in Net Assets relating to securities held at the reporting period end.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 was as follows:

Affiliated Money Market Mutual Fund (including 8.2% of collateral received for securities on loan)	35.9%
U.S. Government Agency Obligations	30.0
U.S. Treasury Obligations	10.0
U.S. Government Mortgage-Backed Securities	9.0
Asset-Backed Securities	6.1
Commercial Mortgage-Backed Securities	5.6
Banking	2.3
Foods	0.9
Non-Corporate Foreign Agencies	0.9
Retailers	0.7
Telecommunications	0.6

Healthcare & Pharmaceutical	0.5%
Insurance	0.5
Media & Entertainment	0.4
Energy – Integrated	0.3
Metals	0.3
Non-Captive Finance	0.3
Tobacco	0.3
Chemicals	0.2
Cable	0.1
Capital Goods	0.1
Pipelines & Other	0.1

105.1
Liabilities in excess of other assets	(5.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$62,724	*	Due from broker-variation margin	$394,124	*
Interest rate contracts	Unrealized appreciation on swap agreements	7,875,775		Unrealized depreciation on swap agreements	1,446,079

Total		$7,938,499			$1,840,203

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 is as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(2,455,660)	$(936,475)	$(3,392,135)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(214,715)	$4,089,772	$3,875,057

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position(1)	Futures Short Position(1)	Interest Rate Swaps(2)
$17,566,832	$84,511,165	$268,245,000

(1) Value at Trade Date.

(2) Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BOND PORTFOLIO 2017 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) June 30, 2011	STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2011

ASSETS:
Investments at value, including securities on loan of $13,591,668:
Unaffiliated investments (cost $116,525,818)	$117,627,001
Affiliated investments (cost $61,022,891)	61,022,891
Cash	16,170
Unrealized appreciation on swap agreements	7,875,775
Receivable for investments sold	2,456,748
Dividends and interest receivable	673,758
Due from broker-variation margin	39,934
Receivable for fund share sold	7,929
Prepaid expenses	215

Total Assets	189,720,421

LIABILITIES:
Payable to broker for collateral for securities on loan	13,952,972
Payable for investments purchased	3,926,360
Unrealized depreciation on swap agreements	1,446,079
Payable for fund share repurchased	273,871
Advisory fees payable	80,963
Accrued expenses and other liabilities	37,480
Shareholder servicing fees payable	12,588
Affiliated transfer agent fee payable	524

Total Liabilities	19,730,837

NET ASSETS	$169,989,584

Net assets were comprised of:
Paid-in capital	$164,945,071
Retained earnings	5,044,513

Net assets, June 30, 2011	$169,989,584

Net asset value and redemption price per share, $169,989,584 / 15,821,243 outstanding shares of beneficial interest	$10.74

INVESTMENT INCOME
Unaffiliated interest income	$1,514,848
Affiliated dividend income	33,056
Affiliated income from securities loaned, net	18,193

1,566,097

EXPENSES
Advisory fees	482,895
Shareholder servicing fees and expenses	75,024
Custodian and accounting fees	33,000
Audit fee	18,000
Shareholders’ reports	7,000
Transfer agent’s fee and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Insurance expenses	1,000
Loan interest expense (Note 7)	196
Miscellaneous	3,879

Total expenses	634,994

NET INVESTMENT INCOME	931,103

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	319,253
Futures transactions	(2,455,660)
Swap agreement transactions	(936,475)

(3,072,882)

Net change in unrealized appreciation (depreciation) on:
Investments	1,674,355
Futures	(214,715)
Swap agreements	4,089,772

5,549,412

NET GAIN ON INVESTMENTS	2,476,530

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,407,633

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	January 4, 2010* through December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$931,103	$860,025
Net realized gain (loss) on investment transactions	(3,072,882)	6,140,505
Net change in unrealized appreciation on investments	5,549,412	1,650,067

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,407,633	8,650,597

DISTRIBUTIONS	(7,013,717)	—

FUND SHARE TRANSACTIONS:
Fund share sold [7,417,069 and 33,603,237 shares, respectively]	81,900,947	363,736,783
Fund share issued in reinvestment of distributions [645,236 and 0 shares, respectively]	7,013,717	—
Fund share repurchased [8,410,476 and 17,433,823 shares, respectively]	(92,466,617)	(195,239,759)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(3,551,953)	168,497,024

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,158,037)	177,147,621
NET ASSETS:
Beginning of period	177,147,621	—

End of period	$169,989,584	$177,147,621

*Commencement of investment operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 56.1% ASSET-BACKED SECURITIES — 3.1%	Moody’s Ratings†		Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Ally Auto Receivables Trust, Ser. 2011-2, Class A2	AAA	(a)	0.670%	10/15/13	$360	$360,113
American Express Credit Account Master Trust, Ser. 2010-1, Class A(b)	Aaa		0.437%	11/15/15	800	802,008
BMW Vehicle Lease Trust, Ser. 2011-1, Class A2	Aaa		0.640%	04/22/13	900	900,591
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(b)	Aaa		0.467%	02/15/14	117	116,986
Carmax Auto Owner Trust, Ser. 2010-1, Class A2	AAA	(a)	0.830%	11/15/12	125	125,159
Chase Issuance Trust, Ser. 2005-A11, Class A(b)	Aaa		0.257%	12/15/14	1,000	999,607
Citibank Credit Card Issuance Trust, Ser. 2006-A7, Class A7(b)	Aaa		0.307%	12/15/18	1,000	989,070
Discover Card Master Trust, Ser. 2009-A2, Class A(b)	Aaa		1.487%	02/17/15	1,100	1,113,765
Ford Credit Auto Lease Trust, Ser. 2011-A, Class A2	Aaa		0.740%	09/15/13	1,000	999,922
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa		2.170%	10/15/13	478	481,807
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa		3.940%	06/15/13	223	224,752
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(b)	Aaa		0.247%	11/16/15	1,000	998,255
Nissan Auto Receivables Owner Trust, Ser. 2011-A, Class A2	Aaa		0.650%	12/16/13	900	902,051
World Omni Automobile Lease Securitization Trust, Ser. 2011-A, Class A2	Aaa		0.810%	10/15/13	620	620,202

TOTAL ASSET-BACKED SECURITIES (cost $9,231,089)						9,634,288

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.2%
Banc of America Commercial Mortgage, Inc., Ser. 2005-3, Class A4	Aaa		4.668%	07/10/43	750	802,606
Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A2	Aaa		5.309%	10/10/45	324	326,311
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW12, Class A3(b)	Aaa		5.896%	09/11/38	800	832,740
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(a)		5.330%	01/12/45	370	375,898
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T28, Class A2	AAA(a)		5.588%	09/11/42	800	825,084
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(b)	Aaa		5.524%	01/15/46	700	757,794
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A2	AAA(a)		5.690%	06/10/46	109	108,678
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa		5.268%	02/15/40	361	362,373
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa		5.417%	12/10/49	500	506,298
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa		5.381%	03/10/39	843	857,427
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(b)	Aaa		5.778%	08/10/45	869	891,811
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4(b)	Aaa		5.371%	12/15/44	1,000	1,091,271
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(b)	Aaa		5.491%	12/12/44	350	357,785
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(b)	Aaa		6.053%	04/15/45	174	173,708
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(b)	Aaa		5.990%	06/15/49	500	513,844
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa		5.827%	02/15/51	310	319,223
LB-UBS Commercial Mortgage Trust, Ser. 2005-C5, Class A4	AAA(a)		4.954%	09/15/30	400	432,213

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	$54	$53,795
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	378	378,587
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class A4(b)	AAA(a)	5.608%	02/12/39	300	327,391
Morgan Stanley Capital I, Ser. 2006-HQ9, Class A4(b)	AAA(a)	5.731%	07/12/44	1,500	1,653,898
Morgan Stanley Capital I, Ser. 2006-HQ10, Class A2	Aaa	5.283%	11/12/41	40	39,703
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(a)	5.332%	12/15/43	1,000	1,080,373
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	400	405,898
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(b)	Aaa	5.418%	01/15/45	700	760,251
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A2(b)	Aaa	5.684%	05/15/43	122	121,825
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	332	332,914
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	539	544,743
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2(b)	Aaa	6.052%	02/15/51	757	773,865

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,581,210)					16,008,307

CORPORATE BONDS — 6.4%
Banking — 2.3%
Bank of America Corp., Sr. Unsec’d. Notes(c)	A2	6.000%	09/01/17	900	968,439
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	7.375%	05/15/14	400	449,678
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	255	286,250
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	825	1,022,715
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	625	645,403
HSBC Bank PLC (United Kingdom), Covered Notes, 144A	Aaa	1.625%	07/07/14	1,195	1,192,503
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	850	958,066
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	375	406,525
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	A2	5.500%	01/26/20	650	658,470
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A(c)	Aaa	4.200%	05/13/14	425	454,949
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes.	Aa3	6.125%	01/11/21	70	71,758

					7,114,756

Capital Goods — 0.1%
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	355	405,090

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.250%	11/15/20	775	756,364

Electric
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	125	139,526

Energy – Integrated — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	50	50,990
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.300%	09/22/19	250	262,551
Statoilhydro ASA (Norway), Gtd. Notes	Aa2	5.250%	04/15/19	160	177,550

					491,091

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy – Other
Occidental Petroleum Corp., Sr. Unsec’d. Notes, Ser. 1	A2	4.100%	02/01/21	$65	$66,208
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	30	30,630

					96,838

Foods — 0.8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	7.750%	01/15/19	800	1,006,435
Bottling Group LLC, Gtd. Notes	Aa3	5.125%	01/15/19	125	138,439
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes(c)	A+(a)	4.250%	03/01/15	450	489,857
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	400	437,279
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	275	311,487

					2,383,497

Healthcare & Pharmaceutical — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	A3	2.300%	06/15/16	655	649,339
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa2	5.125%	02/10/19	250	277,619
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.000%	03/01/19	275	316,844

					1,243,802

Healthcare Insurance — 0.1%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	290	338,491

Insurance — 0.3%
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	790	956,234

Media & Entertainment — 0.3%
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	60	59,373
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	525	543,663
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.500%	03/01/21	155	155,738

					758,774

Metals — 0.1%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	80	81,801
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18	125	133,885

					215,686

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.000%	08/07/19	550	608,993
General Electric Capital Corp., Sub. Notes	Aa3	5.300%	02/11/21	275	286,149

					895,142

Pipelines & Other — 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	8.500%	03/15/19	170	216,862

Retailers — 0.6%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%	03/15/19	815	945,973
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.125%	02/01/19	415	434,957
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21	400	408,396

					1,789,326

Technology — 0.1%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	240	280,249

Telecommunications — 0.3%
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.450%	05/15/21	770	783,606
Telefonica Emisiones Sau (Spain), Gtd. Notes	Baa1	5.462%	02/16/21	135	137,049

					920,655

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	495	650,490

TOTAL CORPORATE BONDS (cost $18,961,728)					19,652,873

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BOND — 0.1%
State of California, Taxable GO, Ser. Var. Purp. 3 (cost $251,545)	A1	5.450%	04/01/15	$250	$272,780

NON-CORPORATE FOREIGN AGENCY — 0.6%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A (cost $1,874,116)	Aaa	1.000%	06/16/14	1,880	1,872,198

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.5%
PNC Funding Corp., FDIC Gtd. Notes(b)		0.505%	04/01/12	10,800	10,823,922
Federal Home Loan Mortgage Corp.		1.000%	08/27/14	960	958,733
Federal Home Loan Mortgage Corp.		2.500%	05/27/16	8,350	8,563,576
Tennessee Valley Authority, Notes		4.500%	04/01/18	8,000	8,856,168

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $28,768,170)					29,202,399

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 8.6%
Government National Mortgage Association (cost $26,541,252)		4.000%	04/20/41 - 06/20/41	26,000	26,456,358

U.S. TREASURY OBLIGATIONS — 22.6%
U.S. Treasury Bonds		4.375%	05/15/41	520	519,189
U.S. Treasury Bonds		4.750%	02/15/41	605	643,096
U.S. Treasury Bonds		5.250%	11/15/28	195	225,042
U.S. Treasury Bonds		7.500%	11/15/24	5,000	7,041,405
U.S. Treasury Notes		0.625%	06/30/12	1,000	1,003,910
U.S. Treasury Notes		1.500%	06/30/16	8,425	8,322,299
U.S. Treasury Notes		1.750%	05/31/16	20,760	20,792,385
U.S. Treasury Notes		3.125%	04/30/13	3,650	3,829,222
U.S. Treasury Notes		3.125%	05/15/21	12,040	12,006,168
U.S. Treasury Notes		3.500%	05/31/13	2,310	2,443,819
U.S. Treasury Strips Coupon(d)		1.250%	05/15/15	6,120	5,831,687
U.S. Treasury Strips Coupon(c)(d)(e)		4.080%	05/15/24	7,390	4,392,830
U.S. Treasury Strips Coupon(d)		4.120%	08/15/24	1,615	945,965
U.S. Treasury Strips Coupon(d)		4.120%	11/15/24	820	473,198
U.S. Treasury Strips Coupon(d)		5.040%	11/15/23	410	251,023
U.S. Treasury Strips Coupon(d)		5.570%	05/15/25	1,400	784,500
TOTAL U.S. TREASURY OBLIGATIONS (cost $69,192,716)					69,505,738

TOTAL LONG-TERM INVESTMENTS (cost $169,401,826)					172,604,941

				Shares
SHORT-TERM INVESTMENT — 43.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $133,394,462)(Note 4)(f)				133,394,462	133,394,462

TOTAL INVESTMENTS — 99.4% (cost $302,796,288)					305,999,403

Other assets in excess of liabilities(g) 0.6%					1,888,459

NET ASSETS — 100.0%					$307,887,862

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

GO	General Obligation

LIBOR	London Interbank Offered Rate

MBNA	Maryland Bank National Association

MTN	Medium Term Note

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Standard & Poor’s Rating.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.

(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(d)	Rate shown reflects the effective yield at June 30, 2011.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(g)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on the following derivative contracts held at the reporting period end:

Futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation (Depreciation)
Short Positions:
121	2 Year U.S. Treasury Notes	Sep. 2011	$26,576,451	$26,540,594	$35,857
80	5 Year U.S. Treasury Notes	Sep. 2011	9,506,701	9,535,625	(28,924)
189	10 Year U.S. Treasury Notes	Sep. 2011	23,403,198	23,120,016	283,182
32	U.S. Long Bonds	Sep. 2011	4,034,896	3,937,000	97,896
26	U.S. Ultra Bonds	Sep. 2011	3,375,197	3,282,500	92,697

					$480,708

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA(2)	06/09/14	$1,880	1.031%	3 month LIBOR	$2,440	$—	$ 2,440
Citibank, NA(2)	07/07/14	1,195	1.091%	3 month LIBOR	1,132	—	1,132
Citibank, NA(1)	02/15/17	6,470	3.366%	3 month LIBOR	464,283	—	464,283
Citibank, NA(1)	02/15/17	1,170	3.363%	3 month LIBOR	84,655	—	84,655
Citibank, NA(1)	05/15/18	6,225	2.526%	3 month LIBOR	(74,646)	—	(74,646)
Citibank, NA(1)	12/31/18	45,000	3.376%	3 month LIBOR	2,113,027	—	2,113,027
Citibank, NA(2)	12/31/18	11,890	2.463%	3 month LIBOR	147,571	—	147,571
Citibank, NA(1)	03/15/20	2,500	3.769%	3 month LIBOR	169,339	—	169,339
Deutsche Bank AG(2)	11/15/19	1,660	4.546%	3 month LIBOR	(418,023)	—	(418,023)
Deutsche Bank AG(2)	05/15/21	1,548	4.419%	3 month LIBOR	(345,558)	—	(345,558)
Deutsche Bank AG(2)	05/15/21	1,543	4.446%	3 month LIBOR	(350,724)	—	(350,724)
JPMorgan Chase Bank(1)	12/31/18	49,000	2.808%	3 month LIBOR	(217,028)	—	(217,028)
JPMorgan Chase Bank(1)	12/31/18	12,780	3.275%	3 month LIBOR	455,820	—	455,820
Merrill Lynch Capital Services, Inc.(1)	12/31/18	132,800	2.807%	3 month LIBOR	2,362,838	—	2,362,838
Morgan Stanley Capital Services, Inc.(1)	05/15/18	6,600	2.510%	3 month LIBOR	(85,971)	—	(85,971)
Morgan Stanley Capital Services, Inc.(2)	12/31/18	16,000	2.871%	3 month LIBOR	(887,604)	—	(887,604)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2011 (Continued):

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.(1)	12/31/18	$10,000	3.079%	3 month LIBOR	$223,593	$ —	$223,593
Morgan Stanley Capital Services, Inc.(1)	06/08/21	2,700	4.640%	3 month LIBOR	(12,015)	—	(12,015)

					$3,633,129	$ —	$3,633,129

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$9,634,288	$—
Commercial Mortgage-Backed Securities	—	16,008,307	—
Corporate Bonds	—	19,652,873	—
Municipal Bond	—	272,780	—
Non-Corporate Foreign Agency	—	1,872,198	—
U.S. Government Agency Obligations	—	29,202,399	—
U.S. Government Mortgage-Backed Securities	—	26,456,358	—
U.S. Treasury Obligations	—	69,505,738	—
Affiliated Money Market Mutual Fund	133,394,462	—	—
Other Financial Instruments*
Futures Contracts	480,708	—	—
Interest Rate Swaps	—	3,633,129	—

Total	$133,875,170	$176,238,070	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund	43.3%
U.S. Treasury Obligations	22.6
U.S. Government Agency Obligations	9.5
U.S. Government Mortgage-Backed Securities	8.6
Commercial Mortgage-Backed Securities	5.2
Asset-Backed Securities	3.1
Banking	2.3
Foods	0.8
Non-Corporate Foreign Agency	0.6
Retailers	0.6
Healthcare & Pharmaceutical	0.4
Insurance	0.3
Media & Entertainment	0.3

Non-Captive Finance	0.3%
Telecommunications	0.3
Chemicals	0.2
Energy – Integrated	0.2
Tobacco	0.2
Capital Goods	0.1
Healthcare Insurance	0.1
Metals	0.1
Municipal Bond	0.1
Pipelines & Other	0.1
Technology	0.1

99.4
Other assets in excess of liabilities	0.6

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$509,632	*	Due from broker-variation margin	$28,924	*
Interest rate contracts	Unrealized appreciation on swap agreements	6,024,698		Unrealized depreciation on swap agreements	2,391,569

Total		$6,534,330			$2,420,493

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(1,904,818)	$310,486	$(1,594,332)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$164,699	$5,841,166	$6,005,865

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Futures Short Position(1)	Interest Rate Swaps(2)
$43,394,995	$254,979,485

(1)	Value at Trade Date.
(2)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BOND PORTFOLIO 2018 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value:
Unaffiliated investments (cost $169,401,826)	$172,604,941
Affiliated investments (cost $133,394,462)	133,394,462
Cash	69,408
Receivable for investments sold	10,130,675
Unrealized appreciation on swap agreements	6,024,698
Dividends and interest receivable	745,851
Receivable for fund share sold	530,835
Due from broker-variation margin	145,653
Prepaid expenses	174

Total Assets	323,646,697

LIABILITIES:
Payable for investments purchased	13,148,842
Unrealized depreciation on swap agreements	2,391,569
Advisory fees payable	140,847
Accrued expenses and other liabilities	54,800
Shareholder servicing fees payable	21,899
Affiliated transfer agent fee payable	524
Payable for fund share repurchased	354

Total Liabilities	15,758,835

NET ASSETS	$307,887,862

Net assets were comprised of:
Paid-in capital	$300,675,506
Retained earnings	7,212,356

Net assets, June 30, 2011	$307,887,862

Net asset value and redemption price per share, $307,887,862 / 28,619,060 outstanding shares of beneficial interest	$10.76

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated interest income	$1,614,642
Affiliated dividend income	92,376

1,707,018

EXPENSES
Advisory fees	559,064
Shareholder servicing fees and expenses	86,868
Custodian and accounting fees	33,000
Audit fee	18,000
Transfer agent’s fee and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Trustees’ fees	5,000
Shareholders’ reports	4,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Insurance expenses	1,000
Miscellaneous	4,964

Total expenses	720,896

NET INVESTMENT INCOME	986,122

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	508,550
Futures transactions	(1,904,818)
Swap agreement transactions	310,486

(1,085,782)

Net change in unrealized appreciation (depreciation) on:
Investments	(274,263)
Futures	164,699
Swap agreements	5,841,166

5,731,602

NET GAIN ON INVESTMENTS	4,645,820

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,631,942

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$986,122	$1,270,554
Net realized gain on investment transactions	(1,085,782)	28,988,844
Net change in unrealized appreciation (depreciation) on investments	5,731,602	(11,967,335)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,631,942	18,292,063

DISTRIBUTIONS	(30,362,815)	(5,958,560)

FUND SHARE TRANSACTIONS:
Fund share sold [19,573,009 and 4,429,115 shares, respectively]	227,804,986	51,796,191
Fund share issued in reinvestment of distributions [2,785,579 and 515,001 shares, respectively]	30,362,815	5,958,560
Fund share repurchased [2,194,859 and 9,991,124 shares, respectively]	(26,217,396)	(120,092,859)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	231,950,405	(62,338,108)

TOTAL INCREASE (DECREASE) IN NET ASSETS	207,219,532	(50,004,605)
NET ASSETS:
Beginning of period	100,668,330	150,672,935

End of period	$307,887,862	$100,668,330

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 69.1% ASSET-BACKED SECURITIES — 6.9%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.437%	11/15/15	$600	$601,506
Chase Issuance Trust, Ser. 2005-A11, Class A(a)	Aaa	0.257%	12/15/14	1,000	999,607
Citibank Credit Card Issuance Trust, Ser. 2006-A7, Class A7(a)	Aaa	0.307%	12/15/18	1,000	989,070
Discover Card Master Trust, Ser. 2009-A2, Class A(a)	Aaa	1.487%	02/17/15	800	810,011
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	341	344,148
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	159	160,537
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.247%	11/16/15	1,000	998,255

TOTAL ASSET-BACKED SECURITIES (cost $4,500,702)					4,903,134

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.7%
Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	216	217,541
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW12, Class A3(a)	Aaa	5.896%	09/11/38	500	520,463
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class AAB	AAA(b)	5.703%	06/11/50	300	318,236
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	275	279,383
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T28, Class A2	AAA(b)	5.588%	09/11/42	500	515,678
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A2	AAA(b)	5.690%	06/10/46	68	67,923
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	170	170,315
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	450	455,669
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	468	476,348
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	386	396,360
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4(a)	Aaa	5.371%	12/15/44	350	381,945
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	350	357,785
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	6.053%	04/15/45	130	130,281
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.990%	06/15/49	450	462,459
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	200	205,951
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	33	32,874
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	178	178,159
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class A4(a)	AAA(b)	5.608%	02/12/39	150	163,696
Morgan Stanley Capital I, Ser. 2006-HQ10, Class A2	Aaa	5.283%	11/12/41	27	26,847
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	300	304,423
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	700	760,251
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A2(a)	Aaa	5.684%	05/15/43	73	73,094

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	$249	$249,686
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	449	453,953
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2(a)	Aaa	6.052%	02/15/51	473	483,665

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,757,010)					7,682,985

CORPORATE BONDS — 8.8%
Banking — 2.5%
Bank of America Corp., Sr. Unsec’d. Notes, MTN(c)	A2	7.375%	05/15/14	250	281,049
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	165	185,221
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	150	185,948
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	35	36,142
HSBC Bank PLC (United Kingdom), Covered Notes, 144A	Aaa	1.625%	07/07/14	280	279,415
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	175	197,249
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	245	265,596
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	275	294,379
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	Aa3	6.125%	01/11/21	60	61,507

					1,786,506

Capital Goods — 0.4%
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	245	279,569

Electric — 0.2%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	100	111,620

Energy – Integrated — 0.5%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	45	45,891
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.300%	09/22/19	175	183,786
Statoilhydro ASA (Norway), Gtd. Notes	Aa2	5.250%	04/15/19	100	110,969

					340,646

Energy – Other — 0.1%
Occidental Petroleum Corp., Sr. Unsec’d. Notes, Ser. 1	A2	4.100%	02/01/21	60	61,115
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	30	30,631

					91,746

Foods — 1.2%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	7.750%	01/15/19	175	220,158
Bottling Group LLC, Gtd. Notes	Aa3	5.125%	01/15/19	90	99,676
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes(c)	A+(b)	4.250%	03/01/15	300	326,571
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	200	226,536

					872,941

Healthcare & Pharmaceutical — 0.6%
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa2	5.125%	02/10/19	165	183,228
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.000%	03/01/19	180	207,389

					390,617

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	$190	$221,770

Insurance — 0.3%
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	190	229,980

Media & Entertainment — 0.2%
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	55	54,425
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.500%	03/01/21	95	95,453

					149,878

Metals — 0.3%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	70	71,576
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18	110	117,819

					189,395

Non-Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.000%	08/07/19	150	166,089

Pipelines & Other — 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	8.500%	03/15/19	125	159,457

Retailers — 0.8%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%	03/15/19	235	272,765
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.125%	02/01/19	305	319,667

					592,432

Technology — 0.3%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	180	210,187

Telecommunications — 0.3%
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.450%	05/15/21	110	111,944
Telefonica Emisiones Sau (Spain), Gtd. Notes	Baa1	5.462%	02/16/21	100	101,517

					213,461

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	200	262,824

TOTAL CORPORATE BONDS (cost $5,755,712)					6,269,118

MUNICIPAL BOND — 0.2%
State of California GO, Taxable Var. Purp. 3 (cost $125,773)	A1	5.450%	04/01/15	125	136,390

NON-CORPORATE FOREIGN AGENCY — 0.9%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A (cost $618,059)	Aaa	1.000%	06/16/14	620	617,427

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.3%
Federal Home Loan Mortgage Corp.		1.000%	08/27/14	400	399,472
Financing Corp. FICO Strips Coupon, Ser. D-P(d)		3.360%	09/26/19	2,900	2,208,597
Government National Mortgage Association		4.000%	01/20/41	7,500	7,631,648
Israel Government AID Bond (Israel)(d)		4.060%	03/15/20	1,000	736,141
PNC Funding Corp., FDIC Gtd. Notes(a)		0.505%	04/01/12	6,400	6,414,176

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $17,199,886)					17,390,034

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

U.S. TREASURY OBLIGATIONS — 17.3%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Treasury Bonds	4.375%	05/15/41	$125	$124,805
U.S. Treasury Bonds	4.750%	02/15/41	210	223,223
U.S. Treasury Bonds	5.250%	11/15/28	190	219,272
U.S. Treasury Bonds	7.500%	11/15/24	310	436,567
U.S. Treasury Notes	0.625%	06/30/12	600	602,347
U.S. Treasury Notes	1.750%	05/31/16	1,055	1,056,646
U.S. Treasury Notes(c)	3.125%	05/15/21	4,810	4,796,484
U.S. Treasury Notes	1.500%	06/30/16	919	907,797
U.S. Treasury Strips Coupon(c)(e)(f)	4.080%	05/15/24	5,220	3,102,919
U.S. Treasury Strips Coupon(f)	4.120%	08/15/24	375	219,652
U.S. Treasury Strips Coupon(f)	4.120%	11/15/24	375	216,401
U.S. Treasury Strips Coupon(f)	5.040%	11/15/23	250	153,063
U.S. Treasury Strips Coupon(f)	5.570%	05/15/25	500	280,179

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,912,841)				12,339,355

TOTAL LONG-TERM INVESTMENTS (cost $46,869,983)				49,338,443

			Shares

SHORT-TERM INVESTMENT — 24.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $17,294,772)(Note 4)(g)			17,294,772	17,294,772

TOTAL INVESTMENTS — 93.3% (cost $64,164,755)				66,633,215
Other assets in excess of liabilities(h) — 6.7%				4,753,723

NET ASSETS — 100.0%				$71,386,938

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

FICO	Financing Corporation

GO	General Obligation

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate security. The interest rate shown reflects the rate in effect at June 30, 2011.

(b)	Standard & Poor’s Rating.

(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(d)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2011.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Rate shown reflects the effective yield at June 30, 2011.

(g)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(h)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation (Depreciation)
Long Position:
2	2 Year U.S. Treasury Notes	Sept. 2011	$438,694	$438,688	$(6)

Short Positions:
76	5 Year U.S. Treasury Notes	Sept. 2011	9,043,480	9,058,844	(15,364)
45	10 Year U.S. Treasury Notes	Sept. 2011	5,579,838	5,504,765	75,073
60	U.S. Long Bonds	Sept. 2011	7,451,492	7,381,875	69,617
7	U.S. Ultra Bonds	Sept. 2011	902,352	883,750	18,602

					147,928

					$147,922

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA(2)	06/09/14	$620	1.031%	3 month LIBOR	$805	$—	$805
Barclays Bank PLC(2)	09/10/20	3,685	2.620%	3 month LIBOR	123,969	—	123,969
Citibank, NA(1)	05/15/18	1,520	2.526%	3 month LIBOR	(18,227)	—	(18,227)
Citibank, NA(2)	07/07/14	280	1.091%	3 month LIBOR	265	—	265
Citibank, NA(2)	12/31/19	6,055	2.619%	3 month LIBOR	130,151	—	130,151
Citibank, NA(2)	11/12/20	3,150	2.888%	3 month LIBOR	59,365	—	59,365
Deutsche Bank AG(2)	11/15/19	957	4.546%	3 month LIBOR	(240,895)	—	(240,895)
Deutsche Bank AG(2)	05/15/20	957	4.246%	3 month LIBOR	(198,602)	—	(198,602)
Deutsche Bank AG(2)	05/15/21	892	4.419%	3 month LIBOR	(199,135)	—	(199,135)
Deutsche Bank AG(2)	05/15/21	889	4.446%	3 month LIBOR	(202,113)	—	(202,113)
JP Morgan Chase Bank(1)	12/31/19	16,565	3.538%	3 month LIBOR	892,978	—	892,978
JP Morgan Chase Bank(1)	12/31/19	10,600	4.137%	3 month LIBOR	2,050,509	—	2,050,509
JP Morgan Chase Bank(1)	12/31/19	5,376	4.805%	3 month LIBOR	1,587,786	—	1,587,786
JP Morgan Chase Bank(1)	12/31/19	5,220	4.256%	3 month LIBOR	1,106,535	—	1,106,535
JP Morgan Chase Bank(1)	12/31/19	3,700	4.886%	3 month LIBOR	1,131,210	—	1,131,210
JP Morgan Chase Bank(1)	12/31/19	934	4.690%	3 month LIBOR	257,569	—	257,569
JP Morgan Chase Bank(2)	10/27/13	3,640	3.535%	3 month LIBOR	(249,443)	—	(249,443)
Merrill Lynch Capital Services, Inc.(1)	12/31/19	68,275	2.899%	3 month LIBOR	367,246	—	367,246
Morgan Stanley Capital Services(1)	05/15/18	1,585	2.510%	3 month LIBOR	(20,646)	—	(20,646)
Morgan Stanley Capital Services(1)	06/08/21	900	4.640%	3 month LIBOR	(4,005)	—	(4,005)
Morgan Stanley Capital Services(2)	12/31/19	3,200	3.193%	3 month LIBOR	(223,567)	—	(223,567)
Morgan Stanley Capital Services(2)	12/31/19	2,355	3.727%	3 month LIBOR	(155,740)	—	(155,740)
Morgan Stanley Capital Services(2)	12/31/19	1,950	3.193%	3 month LIBOR	(139,446)	—	(139,446)
Morgan Stanley Capital Services(2)	12/31/19	1,500	3.102%	3 month LIBOR	(89,440)	—	(89,440)
Morgan Stanley Capital Services(2)	12/31/19	1,500	3.110%	3 month LIBOR	(90,531)	—	(90,531)
Morgan Stanley Capital Services(2)	12/31/19	1,400	3.628%	3 month LIBOR	(150,735)	—	(150,735)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.157%	3 month LIBOR	(65,545)	—	(65,545)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.496%	3 month LIBOR	(104,031)	—	(104,031)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.555%	3 month LIBOR	(110,949)	—	(110,949)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.843%	3 month LIBOR	(133,993)	—	(133,993)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.892%	3 month LIBOR	(140,112)	—	(140,112)
Morgan Stanley Capital Services(2)	12/31/19	1,000	4.005%	3 month LIBOR	(153,193)	—	(153,193)
Morgan Stanley Capital Services(2)	12/31/19	1,000	4.191%	3 month LIBOR	(184,014)	—	(184,014)
Morgan Stanley Capital Services(2)	12/31/19	700	3.355%	3 month LIBOR	(60,827)	—	(60,827)
Morgan Stanley Capital Services(2)	12/31/19	535	3.836%	3 month LIBOR	(69,935)	—	(69,935)
Morgan Stanley Capital Services(2)	12/31/19	400	3.780%	3 month LIBOR	(49,675)	—	(49,675)
Morgan Stanley Capital Services(2)	12/31/19	300	3.585%	3 month LIBOR	(30,354)	—	(30,354)
Morgan Stanley Capital Services(2)	12/31/19	200	3.677%	3 month LIBOR	(22,523)	—	(22,523)
Morgan Stanley Capital Services(2)	09/17/20	1,145	2.708%	3 month LIBOR	30,770	—	30,770

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBS AG(2)	12/31/19	$13,905	3.018%	3 month LIBOR	$82,188	$—	$82,188
UBS AG(2)	10/01/20	1,460	2.523%	3 month LIBOR	65,941	—	65,941

					$4,779,611	$—	$4,779,611

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$4,903,134	$—
Commercial Mortgage-Backed Securities	—	7,682,985	—
Corporate Bonds	—	6,269,118	—
Municipal Bond	—	136,390	—
Non-Corporate Foreign Agency	—	617,427	—
U.S. Government Agency Obligations	—	17,390,034	—
U.S. Treasury Obligations	—	12,339,355	—
Affiliated Money Market Mutual Fund	17,294,772	—	—
Other Financial Instruments*
Futures Contracts	147,922	—	—
Interest Rate Swaps	—	4,779,611	—

Total	$17,442,694	$54,118,054	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2011 were as follows:

U.S. Government Agency Obligations	24.3%
Affiliated Money Market Mutual Fund	24.2
U.S. Treasury Obligations	17.3
Commercial Mortgage-Backed Securities	10.7
Asset-Backed Securities	6.9
Banking	2.5
Foods	1.2
Non-Corporate Foreign Agency	0.9
Retailers	0.8
Healthcare & Pharmaceutical	0.6
Energy – Integrated	0.5
Capital Goods	0.4
Tobacco	0.4

Healthcare Insurance	0.3%
Insurance	0.3
Metals	0.3
Technology	0.3
Telecommunications	0.3
Electric	0.2
Media & Entertainment	0.2
Municipal Bond	0.2
Non-Captive Finance	0.2
Pipelines & Other	0.2
Energy – Other	0.1

93.3
Other assets in excess of liabilities	6.7

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effects of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest rate contracts	Unrealized appreciation on swap agreements	$7,887,287		Unrealized depreciation on swap agreements	$3,107,676
Interest rate contracts	Due from broker-variation margin	163,292	*	Due from broker-variation margin	15,370	*

Total		$8,050,579			$3,123,046

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total

Interest rate contracts	$(1,151,960)	$2,339,345	$1,187,385

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total

Interest rate contracts	$270,284	$239,483	$509,767

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position(1)	Futures Short Position(1)	Interest Rate Swaps(2)
$3,224,244	$24,755,691	$196,076,371

(1)	Value at Trade Date.
(2)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BOND PORTFOLIO 2019 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments, at value:
Unaffiliated investments (cost $46,869,983)	$49,338,443
Affiliated investments (cost $17,294,772)	17,294,772
Cash	11,440
Unrealized appreciation on swap agreements	7,887,287
Receivable for investments sold	958,186
Dividends and interest receivable	186,902
Due from broker-variation margin	78,583
Receivable for fund share sold	58,120
Prepaid expenses	143

Total Assets	75,813,876

LIABILITIES:
Unrealized depreciation on swap agreements	3,107,676
Payable for investments purchased	1,227,798
Accrued expenses and other liabilities	46,564
Advisory fees payable	38,388
Shareholder servicing fees payable	5,969
Affiliated transfer agent fee payable	524
Payable for fund share repurchased	19

Total Liabilities	4,426,938

NET ASSETS	$71,386,938

Net assets were comprised of:
Paid-in capital	$62,231,396
Retained earnings	9,155,542

Net assets, June 30, 2011	$71,386,938

Net asset value and redemption price per share, $71,386,938 / 7,243,148 outstanding shares of beneficial interest	$9.86

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated interest income	$811,095
Affiliated dividend income	33,712

844,807

EXPENSES
Advisory fees	255,494
Shareholder servicing fees and expenses	39,694
Custodian and accounting fees	34,000
Audit fee	18,000
Shareholders’ reports	5,000
Transfer agent’s fee and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Insurance expenses	1,000
Miscellaneous	3,432

Total expenses	370,620

NET INVESTMENT INCOME	474,187

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	199,619
Futures transactions	(1,151,960)
Swap agreement transactions	2,339,345

1,387,004

Net change in unrealized appreciation (depreciation) on:
Investments	(58,069)
Futures	270,284
Swap agreements	239,483

451,698

NET GAIN ON INVESTMENTS	1,838,702

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,312,889

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$474,187	$655,574
Net realized gain on investment transactions	1,387,004	13,649,619
Net change in unrealized appreciation (depreciation) on investments	451,698	(637,406)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,312,889	13,667,787

DISTRIBUTIONS	(14,307,024)	(6,747,228)

FUND SHARE TRANSACTIONS:
Fund share sold [1,480,927 and 5,735,671 shares, respectively]	17,241,504	68,008,663
Fund share issued in reinvestment of distributions [1,432,135 and 582,662 shares, respectively]	14,307,024	6,747,228
Fund share repurchased [3,106,206 and 8,029,252 shares, respectively]	(36,339,018)	(97,062,673)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(4,790,490)	(22,306,782)

TOTAL DECREASE IN NET ASSETS	(16,784,625)	(15,386,223)
NET ASSETS:
Beginning of period	88,171,563	103,557,786

End of period	$71,386,938	$88,171,563

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 95.4%				Principal
ASSET-BACKED SECURITIES — 8.9%	Moody’s Ratings†	Interest Rate	Maturity Date	Amount (000)#	Value (Note 2)

American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.437%	11/15/15	$900	$902,259
BA Credit Card Trust, Ser. 2006-A14, Class A14(a)	Aaa	0.247%	04/15/16	60	59,816
Bank of America Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	2.670%	07/15/13	238	239,501
Bank of America Auto Trust, Ser. 2009-3A, Class A3, 144A	Aaa	1.670%	12/15/13	42	42,023
Bank of America Auto Trust, Ser. 2010-2, Class A2	Aaa	0.910%	10/15/12	105	104,860
Bank One Issuance Trust, Ser. 2003-A4, Class A4(a)	Aaa	0.437%	01/15/16	1,000	1,002,514
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.467%	02/15/14	195	194,976
Carmax Auto Owner Trust, Ser. 2010-1, Class A2	AAA(b)	0.830%	11/15/12	36	35,760
Chase Issuance Trust, Ser. 2008-A6, Class A6(a)	Aaa	1.387%	05/15/15	40	40,806
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650%	09/20/19	840	964,625
Discover Card Master Trust, Ser. 2009-A2, Class A(a)	Aaa	1.487%	02/17/15	1,000	1,012,514
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	102	103,244
Harley-Davidson Motorcycle Trust, Ser. 2009-2, Class A3	Aaa	2.620%	03/15/14	30	30,304
Honda Auto Receivables Owner Trust, Ser. 2009-2, Class A3	AAA(b)	2.790%	01/15/13	22	22,055
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	286	288,966
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.247%	11/16/15	1,000	998,255
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3B(a)	Aaa	1.537%	04/15/13	13	13,471

TOTAL ASSET-BACKED SECURITIES (cost $6,028,998)					6,055,949

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.4%
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(a)	AAA(b)	5.947%	06/10/46	225	249,243
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.609%	02/15/39	750	816,950
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	750	759,448
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A4(a)	Aaa	4.918%	10/15/42	400	431,525
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4(a)	Aaa	5.371%	12/15/44	730	796,628
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.990%	06/15/49	750	770,765
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3	Aaa	4.647%	07/15/30	250	252,616
Merrill Lynch Mortgage Trust, Ser. 2005-CKI1, Class A6(a)	Aaa	5.392%	11/12/37	100	109,384
Morgan Stanley Capital I, Ser. 2006-HQ9, Class A4(a)	AAA(b)	5.731%	07/12/44	700	771,819
Morgan Stanley Capital I, Ser. 2006-T21, Class A4(a)	Aaa	5.162%	10/12/52	900	977,260
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	1,100	1,194,681

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,923,437)					7,130,319

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS — 8.8%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking — 2.2%
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.000%	09/01/17	$80	$86,083
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	75	92,974
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	175	180,713
HSBC Bank PLC (United Kingdom), Covered Notes, 144A	Aaa	1.625%	07/07/14	270	269,436
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%	07/22/20	100	97,967
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	50	56,357
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	100	107,505
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	Aa3	6.125%	01/11/21	75	76,883
US Bancorp, Sr. Unsec’d. Notes	Aa3	4.200%	05/15/14	290	312,339
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.625%	12/11/17	175	193,306

					1,473,563

Capital Goods — 0.3%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $124,808; purchased 06/24/10)(c)(d)	Baa1	2.750%	07/01/13	125	127,525
United Technologies Corp., Sr. Unsec’d. Notes	A2	6.125%	02/01/19	75	87,710

					215,235

Energy – Integrated — 0.6%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	65	66,286
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14	100	109,729
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	205	213,281

					389,296

Energy – Other — 0.3%
Occidental Petroleum Corp., Sr. Unsec’d. Notes, Ser. 1	A2	4.100%	02/01/21	80	81,487
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	75	84,887

					166,374

Foods — 0.8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	5.000%	04/15/20	100	107,417
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	6.120%	05/01/13	175	190,129
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625%	07/15/11	175	175,421
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	75	84,951

					557,918

Healthcare & Pharmaceutical — 1.2%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700%	05/27/15	260	270,291
Amgen, Inc., Sr. Unsec’d. Notes	A3	4.100%	06/15/21	170	168,659
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.450%	03/15/20	100	104,550
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.000%	03/01/19	50	57,608
Teva Pharmaceutical Finance III LLC (Netherlands Antilles), Gtd. Notes	A3	3.000%	06/15/15	225	231,526

					832,634

Insurance — 0.7%
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	75	78,978
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	170	173,300
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	200	205,732

					458,010

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Media & Entertainment — 0.2%
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	$85	$84,112
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	55	56,955

					141,067

Metals — 0.8%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	110	112,477
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18	165	176,728
Noranda, Inc. (Canada), Gtd. Notes	Baa2	7.250%	07/15/12	200	211,452
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	30	30,461

					531,118

Non-Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.000%	08/07/19	150	166,089

Pipelines & Other — 0.3%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	5.350%	03/15/20	55	58,296
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.200%	09/01/20	150	158,166

					216,462

Retailers — 0.7%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	250	259,462
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	200	234,644

					494,106

Telecommunications — 0.3%
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.450%	05/15/21	110	111,944
Telefonica Emisiones Sau (Spain), Gtd. Notes	Baa1	5.462%	02/16/21	110	111,669

					223,613

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	105	137,983

TOTAL CORPORATE BONDS (cost $5,896,636)					6,003,468

NON-CORPORATE FOREIGN AGENCY — 0.9%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A (cost $608,091)	Aaa	1.000%	06/16/14	610	607,469

U.S. GOVERNMENT AGENCY OBLIGATIONS — 50.2%
Federal Home Loan Mortgage Corp.		1.000%	08/27/14	400	399,472
Federal Home Loan Mortgage Corp.		5.125%	11/17/17	5,000	5,740,830
Federal National Mortgage Association		5.375%	06/12/17	5,000	5,819,375
Financing Corp. FICO Strips Coupon, Ser. D-P(e)		3.360%	09/26/19	6,890	5,247,321
Israel Government AID Bond (Israel), Gtd. Notes(f)		4.060%	03/15/20	3,000	2,208,423
Israel Government AID Bond (Israel), Gtd. Notes, Ser. 11-Z(f)		3.290%	05/15/19	985	763,269
Residual Funding Corp. Strips Principal(f)		4.050%	07/15/20	10,800	7,874,777
Residual Funding Corp. Strips Principal(f)		4.240%	01/15/21	3,500	2,480,292
Tennessee Valley Authority		3.875%	02/15/21	3,580	3,677,437

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $31,780,366)					34,211,196

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 11.2%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Government National Mortgage Association (cost $7,657,036)	4.000%	01/20/41-06/20/41	$7,500	$7,631,646

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bonds	4.375%	05/15/41	120	119,813
U.S. Treasury Bonds	4.750%	02/15/41	215	228,538
U.S. Treasury Notes(g)	0.625%	06/30/12	600	602,346
U.S. Treasury Notes	1.500%	06/30/16	145	143,233
U.S. Treasury Notes	1.750%	05/31/16	155	155,242
U.S. Treasury Notes(h)	3.125%	05/15/21	2,155	2,148,944

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,426,455)				3,398,116

TOTAL LONG-TERM INVESTMENTS (cost $62,321,019)				65,038,163

			Shares
SHORT-TERM INVESTMENT — 1.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $1,209,954) (Note 4)(i)			1,209,954	1,209,954

TOTAL INVESTMENTS — 97.2% (cost $63,530,973)				66,248,117
Other assets in excess of liabilities(j) — 2.8%				1,905,186

NET ASSETS — 100.0%				$68,153,303

The following abbreviations are used in the Portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FICO	Financing Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Indicates a variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.
(b)	Standard & Poor’s Rating.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such security is $124,808. The aggregate value of $127,525 is approximately 0.2% of net assets.

(e)	Rate shown reflects the effective yield at June 30, 2011.
(f)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2011.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.
(j)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation (Depreciation)
Long Positions:
11	2 Year U.S. Treasury Notes	Sep. 2011	$2,413,005	$2,412,781	$(224)
71	10 Year U.S. Treasury Notes	Sep. 2011	8,732,180	8,685,297	(46,883)
1	U.S. Long Bond	Sep. 2011	125,784	123,031	(2,753)

					(49,860)

Short Positions:
318	5 Year U.S. Treasury Notes	Sep. 2011	37,818,212	37,904,109	(85,897)
7	U.S. Ultra Bonds	Sep. 2011	891,227	883,750	7,477

					(78,420)

					$(128,280)

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America, N.A.(1)	06/09/14	$610	1.031%	3 month LIBOR	$791	$—	$791
Bank of America, N.A.(2)	12/31/20	5,900	2.744%	3 month LIBOR	(198,948)	—	(198,948)
Barclay Bank, PLC(1)	09/10/20	2,880	2.620%	3 month LIBOR	96,888	—	96,888
Citibank, N.A.(1)	07/07/14	270	1.091%	3 month LIBOR	256	—	256
Citibank, N.A.(2)	05/15/18	1,465	2.526%	3 month LIBOR	(17,567)	—	(17,567)
Citibank, N.A.(2)	12/31/20	26,900	2.721%	3 month LIBOR	(939,348)	—	(939,348)
Citibank, N.A.(2)	12/31/20	20,000	3.832%	3 month LIBOR	1,820,000	—	1,820,000
JP Morgan Chase Bank, N.A.(1)	12/31/20	2,600	3.705%	3 month LIBOR	(139,932)	—	(139,932)
Morgan Stanley Capital Services, Inc.(2)	05/15/18	1,525	2.510%	3 month LIBOR	(19,864)	—	(19,864)
Morgan Stanley Capital Services, Inc.(2)	12/31/20	4,600	4.058%	3 month LIBOR	594,780	—	594,780
Morgan Stanley Capital Services, Inc.(2)	12/31/20	4,500	3.435%	3 month LIBOR	204,975	—	204,975
Morgan Stanley Capital Services, Inc.(2)	06/08/21	900	4.640%	3 month LIBOR	(4,006)	—	(4,006)
UBS AG(1)	10/01/20	9,875	2.523%	3 month LIBOR	446,006	—	446,006
UBS AG(1)	12/31/20	12,675	3.210%	3 month LIBOR	100,513	—	100,513

					$1,944,544	$—	$1,944,544

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.
(3)	Includes 7 securities representing $1,442,040 and 2.1% of net assets which were fair valued in accordance with the policies adopted by the Board of Trustees.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BOND PORTFOLIO 2020 (CONTINUED )

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$6,055,949	$—
Commercial Mortgage-Backed Securities	—	7,130,319	—
Corporate Bonds	—	6,003,468	—
Non-Corporate Foreign Agency	—	607,469	—
U.S. Government Agency Obligations	—	34,211,196	—
U.S. Government Mortgage-Backed Securities	—	7,631,646	—
U.S. Treasury Obligations	—	3,398,116	—
Affiliated Money Market Mutual Fund	1,209,954	—	—
Other Financial Instruments*
Futures Contracts	(128,280)	—	—
Interest Rate Swaps	—	502,504	1,442,040

Total	$1,081,674	$65,540,667	$1,442,040

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Interest Rate Swaps
Balance as of 12/31/10	$(1,194,866)
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)***	2,636,906
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/11	$1,442,040

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized loss during the reporting period for other financial instruments was $82,000.
***	Of which, $2,208,761 was included in Net Assets relating to securities held at the reporting period end.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2011 were as follows:

U.S. Government Agency Obligations	50.2%
U.S. Government Mortgage-Backed Securities	11.2
Commercial Mortgage-Backed Securities	10.4
Asset-Backed Securities	8.9
U.S. Treasury Obligations	5.0
Banking	2.2
Affiliated Money Market Mutual Fund	1.8
Healthcare & Pharmaceutical	1.2
Non-Corporate Foreign Agency	0.9
Foods	0.8
Metals	0.8

Insurance	0.7%
Retailers	0.7
Energy – Integrated	0.6
Capital Goods	0.3
Energy – Other	0.3
Pipelines & Other	0.3
Telecommunications	0.3
Media & Entertainment	0.2
Non-Captive Finance	0.2
Tobacco	0.2

97.2
Other assets in excess of liabilities	2.8

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest rate contracts	Due to broker-variation margin	$7,477	*	Due to broker-variation margin	$135,757	*
Interest rate contracts	Unrealized appreciation on swap agreements	3,264,209		Unrealized depreciation on swap agreements	1,319,665

Total		$3,271,686			$1,455,422

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total

Interest rate contracts	$(1,145,759)	$(239,743)	$(1,385,502)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total

Interest rate contracts	$(131,311)	$2,362,970	$2,231,659

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position(1)	Futures Short Position(1)	Interest Rate Swaps(2)
$7,750,676	$41,942,872	$98,031,667

(1)	Value at Trade Date.
(2) Notional	Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BOND PORTFOLIO 2020 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011

ASSETS:
Investments, at value:
Unaffiliated investments (cost $62,321,019)	$65,038,163
Affiliated investments (cost $1,209,954)	1,209,954
Cash	7,491
Unrealized appreciation on swap agreements	3,264,209
Receivable for investments sold	953,172
Dividends and interest receivable	249,915
Due from broker-variation margin	60,201
Receivable from fund share sold	26,187
Prepaid expenses	249

Total Assets	70,809,541

LIABILITIES:
Unrealized depreciation on swap agreements	1,319,665
Payable for investments purchased	1,212,786
Accrued expenses and other liabilities	43,801
Advisory fees payable	37,352
Payable for fund share repurchased	36,302
Shareholder servicing fees payable	5,808
Affiliated transfer agent fee payable	524

Total Liabilities	2,656,238

NET ASSETS	$68,153,303

Net assets were comprised of:
Paid-in capital	$64,841,872
Retained earnings	3,311,431

Net assets, June 30, 2011	$68,153,303

Net asset value and redemption price per share, $68,153,303 / 7,601,100 outstanding shares of beneficial interest	$8.97

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated interest income	$900,341
Affiliated dividend income	14,810

915,151

EXPENSES
Advisory fees	268,657
Shareholder servicing fees and expenses	41,739
Custodian and accounting fees	29,000
Audit fee	18,000
Shareholders’ reports	5,000
Transfer agent’s fee and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Insurance expenses	1,000
Loan interest expense (Note 7)	461
Miscellaneous	3,517

Total expenses	382,374

NET INVESTMENT INCOME	532,777

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(383,923)
Futures transactions	(1,145,759)
Swap agreement transactions	(239,743)

(1,769,425)

Net change in unrealized appreciation (depreciation) on:
Investments	1,471,062
Futures	(131,311)
Swap agreements	2,362,970

3,702,721

NET GAIN ON INVESTMENTS	1,933,296

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,466,073

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$532,777	$724,635
Net realized gain (loss) on investment transactions	(1,769,425)	9,106,832
Net change in unrealized appreciation (depreciation) on investments	3,702,721	1,452,392

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,466,073	11,283,859

DISTRIBUTIONS	(9,731,782)	—

FUND SHARE TRANSACTIONS:
Fund share sold [3,357,567 and 38,587,705 shares, respectively]	33,348,138	379,385,738
Fund share issued in reinvestment of distributions [1,068,253 and 0 shares, respectively]	9,731,782	—
Fund share repurchased [7,479,241 and 28,919,201 shares, respectively]	(74,358,572)	(292,797,635)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(31,278,652)	86,588,103

TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,544,361)	97,871,962
NET ASSETS:
Beginning of period	106,697,664	8,825,702

End of period	$68,153,303	$106,697,664

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 62.9% ASSET-BACKED SECURITIES — 3.8%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Ally Auto Receivables Trust, Ser. 2011-1, Class A2	Aaa	0.810%	10/15/13	$600	$600,755
Ally Auto Receivables Trust, Ser. 2011-2, Class A2	AAA(a)	0.670%	10/15/13	290	290,091
American Express Credit Account Master Trust, Ser. 2010-1, Class A(b)	Aaa	0.437%	11/15/15	150	150,376
BA Credit Card Trust, Ser. 2006-A7, Class A7(b)	Aaa	0.227%	12/15/16	1,790	1,780,756
Bank of America Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	2.670%	07/15/13	44	44,767
Bank of America Auto Trust, Ser. 2010-2, Class A2	Aaa	0.910%	10/15/12	52	52,430
Bank One Issuance Trust, Ser. 2003-A4, Class A4(b)	Aaa	0.437%	01/15/16	150	150,377
BMW Vehicle Lease Trust, Ser. 2011-1, Class A2	Aaa	0.640%	04/22/13	1,300	1,300,853
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(b)	Aaa	0.467%	02/15/14	52	51,994
Chase Issuance Trust, Ser. 2004-A8, Class A8(b)	Aaa	0.307%	09/15/15	1,400	1,400,347
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650%	09/20/19	2,240	2,572,333
Discover Card Master Trust, Ser. 2009-A2, Class A(b)	Aaa	1.487%	02/17/15	1,600	1,620,022
Discover Card Master Trust I, Ser. 2005-4, Class A2(b)	Aaa	0.277%	06/16/15	800	798,932
Ford Credit Auto Lease Trust, Ser. 2011-A, Class A2	Aaa	0.740%	09/15/13	1,000	999,922
Ford Credit Auto Owner Trust, Ser. 2010-B, Class A2	Aaa	0.650%	12/15/12	123	122,701
Ford Credit Auto Owner Trust, Ser. 2011-A, Class A2	Aaa	0.620%	07/15/13	600	600,383
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	56	56,188
Hyundai Auto Receivables Trust, Ser. 2010-B, Class A2	Aaa	0.570%	03/15/13	153	153,424
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(b)	Aaa	0.247%	11/16/15	150	149,738
Nissan Auto Receivables Owner Trust, Ser. 2011-A, Class A2	Aaa	0.650%	12/16/13	1,300	1,302,962
USAA Auto Owner Trust, Ser. 2009-1, Class A3	Aaa	3.020%	06/17/13	13	13,153
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3A	Aaa	5.130%	04/15/13	7	6,760
World Omni Automobile Lease Securitization Trust, Ser. 2011-A, Class A2	Aaa	0.810%	10/15/13	805	805,263
TOTAL ASSET-BACKED SECURITIES (cost $14,979,691)					15,024,527
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.9%
Banc of America Commercial Mortgage, Inc., Ser. 2006-1, Class A2(b)	Aaa	5.334%	09/10/45	938	937,002
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class AAB	AAA(a)	5.703%	06/11/50	900	954,708
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(b)	Aaa	5.524%	01/15/46	1,300	1,407,332
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(b)	AAA(a)	5.947%	06/10/46	50	55,387
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	500	532,491
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(a)	5.609%	02/15/39	150	163,390
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	700	708,818
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	936	952,697
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A4(b)	Aaa	4.918%	10/15/42	100	107,881
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4(b)	Aaa	5.371%	12/15/44	1,510	1,647,819
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(b)	Aaa	5.990%	06/15/49	700	719,381

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
LB-UBS Commercial Mortgage Trust, Ser. 2003-C7, Class A3(b)	Aaa	4.559%	09/15/27	$500	$503,175
LB-UBS Commercial Mortgage Trust, Ser. 2005-C5, Class A4	AAA(a)	4.954%	09/15/30	1,150	1,242,613
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(b)	Aaa	5.661%	03/15/39	481	526,195
LB-UBS Commercial Mortgage Trust, Ser. 2006-C7, Class A2	AAA(a)	5.300%	11/15/38	500	503,983
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(b)	AAA(a)	5.863%	05/12/39	323	357,091
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class A4(b)	AAA(a)	5.608%	02/12/39	500	545,652
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(a)	5.332%	12/15/43	1,200	1,296,448
Morgan Stanley Capital I, Ser. 2006-T21, Class A4(b)	Aaa	5.162%	10/12/52	150	162,877
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(b)	Aaa	5.418%	01/15/45	1,050	1,140,377
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	999	1,008,783

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,441,883)					15,474,100

CORPORATE BONDS — 5.9%
Banking — 2.2%
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.875%	01/05/21	1,000	1,049,475
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	1,075	1,332,629
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	Aaa	1.850%	01/10/14	350	353,786
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	1,125	1,161,726
HSBC Bank PLC (United Kingdom), Covered Notes, 144A	Aaa	1.625%	07/07/14	1,550	1,546,761
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%	07/22/20	1,125	1,102,126
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN(d)	A2	5.500%	01/26/20	1,175	1,190,311
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes.	Aa3	6.125%	01/11/21	120	123,014
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	5.750%	02/01/18	850	939,919

					8,799,747

Capital Goods — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $308,080; purchased 12/17/10)(c)(e)	Baa1	6.375%	10/15/17	275	316,262

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes(d)	Baa3	4.250%	11/15/20	1,100	1,073,549

Energy – Integrated — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	265	270,246
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	490	509,793

					780,039

Energy – Other — 0.1%
Occidental Petroleum Corp., Sr. Unsec’d. Notes, Ser. 1	A2	4.100%	02/01/21	170	173,158
Weatherford International Ltd. (Bermuda), Gtd. Notes(d)	Baa2	5.125%	09/15/20	315	321,622

					494,780

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(d)	Baa1	5.000%	04/15/20	1,080	1,160,110
Dr. Pepper Snapple Group, Inc., Gtd. Notes	Baa1	2.900%	01/15/16	170	172,033
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	725	792,569

					2,124,712

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare & Pharmaceutical — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	A3	4.100%	06/15/21	$980	$972,268

Media & Entertainment — 0.5%
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	770	761,954
Time Warner, Inc., Gtd. Notes	Baa2	4.750%	03/29/21	750	762,939
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	350	362,442

					1,887,335

Metals — 0.4%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	235	240,291
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18	370	396,299
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes(d)	A3	9.000%	05/01/19	250	331,260
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	380	385,845

					1,353,695

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sub. Notes(d)	Aa3	5.300%	02/11/21	750	780,406
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.000%	08/07/19	330	365,396

					1,145,802

Pipelines & Other — 0.1%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.200%	09/01/20	285	300,515
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes	Baa3	5.000%	02/01/21	125	127,106

					427,621

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%	03/15/19	300	348,211
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21	975	995,465

					1,343,676

Telecommunications — 0.3%
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.450%	05/15/21	360	366,361
Telefonica Emisiones Sau (Spain), Gtd. Notes	Baa1	5.462%	02/16/21	180	182,732
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	700	722,256

					1,271,349

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	735	965,879

TOTAL CORPORATE BONDS (cost $22,702,680)					22,956,714

NON-CORPORATE FOREIGN AGENCIES — 4.5%
Caisse d’amortissement de la Dette Sociale (France), 144A, MTN	Aaa	2.375%	03/31/16	14,630	14,802,459
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.000%	06/16/14	2,684	2,672,861

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $17,141,216)					17,475,320

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.4%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Citigroup Funding, Inc., FDIC Gtd. Notes	2.250%	12/10/12	$5,000	$5,126,130
Federal Home Loan Banks	2.750%	12/12/14	13,000	13,676,884
Federal Home Loan Mortgage Corp.	1.000%	08/27/14	8,710	8,698,503
Federal Home Loan Mortgage Corp.(d)	1.375%	02/25/14	9,430	9,567,970
Federal Home Loan Mortgage Corp.	2.500%	05/27/16	19,540	20,039,794
Federal Home Loan Mortgage Corp.	4.875%	06/13/18	475	539,876
Israel Government AID Bond (Israel), Gtd. Notes	5.500%	04/26/24	1,000	1,159,138
Resolution Funding Corp. Interest Strip(f)	6.310%	01/15/26	15,195	7,865,357
Resolution Funding Corp. Interest Strip(f)	6.390%	04/15/26	20,427	10,427,984
Tennessee Valley Authority, Sr. Unsec’d. Notes(d)	3.875%	02/15/21	10,640	10,929,589

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $86,164,188)				88,031,225

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 9.7%
Government National Mortgage Association (cost $38,281,369)	4.000%	05/20/41 - 06/20/41	37,500	38,158,713

U.S. TREASURY OBLIGATIONS — 12.7%
U.S. Treasury Bonds	4.375%	05/15/41	680	678,939
U.S. Treasury Bonds	4.750%	02/15/41	815	866,320
U.S. Treasury Bonds(g)(h)	7.500%	11/15/24	5,505	7,752,587
U.S. Treasury Notes(d)	1.750%	05/31/16	1,155	1,156,802
U.S. Treasury Notes(d)(h)	3.125%	05/15/21	18,170	18,118,942
U.S. Treasury Strips Coupon(i)	3.470%	02/15/21	21,000	15,116,157
U.S. Treasury Strips Coupon(i)	4.080%	05/15/24	200	118,886
U.S. Treasury Strips Coupon(i)	5.570%	05/15/25	8,800	4,931,141
U.S. Treasury Strips Coupon(h)(i)	7.970%	08/15/33	3,230	1,157,771

TOTAL U.S. TREASURY OBLIGATIONS (cost $50,152,827)				49,897,545

TOTAL LONG-TERM INVESTMENTS (cost $244,863,854)				247,018,144

			Shares
SHORT-TERM INVESTMENT — 45.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $176,489,414; includes $39,960,166 of cash collateral received for securities on loan) (Note4)(j)(k)			176,489,414	176,489,414

TOTAL INVESTMENTS — 107.9% (cost $421,353,268)				423,507,558
Liabilities in excess of other assets(l) — (7.9)%				(30,932,121)

NET ASSETS — 100.0%				$392,575,437

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Standard & Poor’s Rating.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.

(c)	Indicates a security that has been deemed illiquid.

(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,998,616; cash collateral of $39,960,166 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(e)	Indicates a restricted security; the aggregate original cost of such security is $308,080. The aggregate value of $316,262 is approximately 0.1% of net assets.

(f)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2011.

(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Rate shown reflects the effective yield at June 30, 2011.

(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(l)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and interest rate agreements as follows:

Futures contracts outstanding at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation (Depreciation)
Long Position:
133	10 Year U.S. Treasury Notes	Sep. 2011	$16,382,636	$16,269,641	$(112,995)
102	U.S. Long Bond	Sep. 2011	12,785,394	12,549,187	(236,207)

					$(349,202)

Short Positions:
54	2 Year U.S. Treasury Notes	Sep. 2011	$11,851,637	$11,844,562	$7,075
1,064	5 Year U.S. Treasury Notes	Sep. 2011	126,348,644	126,823,813	(475,169)
69	U.S. Ultra Bond	Sep. 2011	8,979,994	8,711,250	268,744

					(199,350)

					$(548,552)

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA(1)	06/09/14	$2,685	1.031%	3 month LIBOR	$3,485	$—	$3,485
Bank of America NA(2)	12/31/21	950	2.865%	3 month LIBOR	(40,803)	—	(40,803)
Barclays Bank PLC(2)	12/31/21	27,170	3.374%	3 month LIBOR	(257,300)	—	(257,300)
Barclays Bank PLC(2)	12/31/21	17,100	3.754%	3 month LIBOR	644,841	—	644,841
Citibank NA(1)	07/07/14	1,550	1.091%	3 month LIBOR	1,468	—	1,468
Citibank NA(2)	05/15/18	8,260	2.526%	3 month LIBOR	(99,048)	—	(99,048)
Citibank NA(2)	12/31/21	34,000	3.879%	3 month LIBOR	1,791,120	—	1,791,120
JPMorgan Chase Bank NA(2)	12/31/21	65,000	3.907%	3 month LIBOR	4,163,900	—	4,163,900
JPMorgan Chase Bank NA(2)	12/31/21	31,000	3.401%	3 month LIBOR	(247,690)	—	(247,690)
JPMorgan Chase Bank NA(2)	12/31/21	9,400	3.667%	3 month LIBOR	265,832	—	265,832
JPMorgan Chase Bank NA(1)	12/31/21	8,000	0.000%	3 month LIBOR	(454,160)	—	(454,160)
Morgan Stanley Capital Services, Inc.(2)	05/15/18	8,680	2.510%	3 month LIBOR	(113,065)	—	(113,065)
Morgan Stanley Capital Services, Inc.(2)	06/08/21	3,900	4.640%	3 month LIBOR	(17,356)	—	(17,356)
Morgan Stanley Capital Services, Inc.(2)	12/31/21	40,000	3.614%	3 month LIBOR	884,400	—	884,400
Morgan Stanley Capital Services, Inc.(2)	12/31/21	38,000	3.672%	3 month LIBOR	1,094,020	—	1,094,020
Morgan Stanley Capital Services, Inc.(2)	12/31/21	30,200	0.000%	3 month LIBOR	378,708	—	378,708
Morgan Stanley Capital Services, Inc.(2)	12/31/21	27,600	3.365%	3 month LIBOR	(303,600)	—	(303,600)

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2011 (Continued):

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.(1)	12/31/21	$22,850	4.001%	3 month LIBOR	$(1,556,085)	$—	$(1,556,085)
Morgan Stanley Capital Services, Inc.(1)	12/31/21	1,500	4.053%	3 month LIBOR	(112,215)	—	(112,215)
UBS AG(1)	10/01/20	855	2.523%	3 month LIBOR	38,616	—	38,616
UBS AG(1)	12/31/21	15,395	4.057%	3 month LIBOR	(1,166,633)	—	(1,166,633)

					$4,898,435	$—	$4,898,435

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.
(3)	Includes 15 securities representing $5,084,335 and 1.3% of net assets which were fair valued in accordance with the policies adopted by the Board of Trustees.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$15,024,527	$—
Commercial Mortgage-Backed Securities	—	15,474,100	—
Corporate Bonds	—	22,956,714	—
Non-Corporate Foreign Agencies	—	17,475,320	—
U.S. Government Agency Obligations	—	88,031,225	—
U.S. Government Mortgage-Backed Securities	—	38,158,713	—
U.S. Treasury Obligations	—	49,897,545	—
Affiliated Money Market Mutual Fund	176,489,414	—	—
Other Financial Instruments*
Futures Contracts	(548,552)	—	—
Interest Rate Swaps	—	(185,900)	5,084,335

Total	$175,940,862	$246,832,244	$5,084,335

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Interest Rate Swaps
Balance as of 12/31/10	$(781,456)
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)***	5,865,791
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/11	$5,084,335

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized loss during the reporting period for other financial instruments was $980,000.

***	Of which, $4,197,560 was included in Net Assets relating to securities held at the reporting period end.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (including 10.2% of collateral received for securities on loan)	45.0%
U.S. Government Agency Obligations	22.4
U.S. Treasury Obligations	12.7
U.S. Government Mortgage-Backed Securities	9.7
Non-Corporate Foreign Agencies	4.5
Commercial Mortgage-Backed Securities	3.9
Asset-Backed Securities	3.8
Banking	2.2
Foods	0.5
Media & Entertainment	0.5
Metals	0.4

Chemicals	0.3%
Healthcare & Pharmaceutical	0.3
Non-Captive Finance	0.3
Retailers	0.3
Telecommunications	0.3
Tobacco	0.3
Energy – Integrated	0.2
Capital Goods	0.1
Energy – Other	0.1
Pipelines & Other	0.1

107.9
Liabilities in excess of other assets	(7.9)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest rate contracts	Due to broker-variation margin	$275,819	*	Due to broker-variation margin	$824,371	*
Interest rate contracts	Unrealized appreciation on swap agreements	9,266,390		Unrealized depreciation on swap agreements	4,367,955

Total		$9,542,209			$5,192,326

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended ended June 30, 2011 is as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(3,932,030)	$(149,997)	$(4,082,027)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(373,239)	$5,184,537	$4,811,298

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position(1)	Futures Short Position(1)	Interest Rate Swaps(2)
$9,722,677	$157,272,373	$313,810,000

(1)	Value at Trade Date.
(2)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BOND PORTFOLIO 2021 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value, including securities on loan of $38,998,616:
Unaffiliated investments (cost $244,863,854)	$247,018,144
Affiliated investments (cost $176,489,414)	176,489,414
Receivable for investments sold	45,278,547
Unrealized appreciation on swap agreements	9,266,390
Dividends and interest receivable	1,133,855
Due from broker-variation margin	211,056
Receivable for fund share sold	101,837
Prepaid expenses	51

Total Assets	479,499,294

LIABILITIES:
Payable for investments purchased	42,225,627
Payable to broker for collateral for securities on loan	39,960,166
Unrealized depreciation on swap agreements	4,367,955
Advisory fees payable	193,545
Payable for fund share repurchased	66,277
Payable to custodian	42,872
Accrued expenses and other liabilities	36,798
Shareholder servicing fees payable	30,093
Affiliated transfer agent fee payable	524

Total Liabilities	86,923,857

NET ASSETS	$392,575,437

Net assets were comprised of:
Paid-in capital	$393,333,855
Retained earnings	(758,418)

Net assets, June 30, 2011	$392,575,437

Net asset value and redemption price per share, $392,575,437 / 33,942,984 outstanding shares of beneficial interest	$11.57

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated interest income	$2,377,085
Affiliated dividend income	48,332
Affiliated income from securities lending, net	23,108

2,448,525

EXPENSES
Advisory fees	769,305
Shareholder servicing fees and expenses	119,537
Custodian and accounting fees	31,000
Audit fee	18,000
Shareholders’ reports	7,000
Transfer agent’s fee and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Loan interest expense (Note 7)	98
Miscellaneous	2,216

Total expenses	961,156

NET INVESTMENT INCOME	1,487,369

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investment transactions	(509,060)
Futures transactions	(3,932,030)
Swap agreement transactions	(149,997)

(4,591,087)

Net change in unrealized appreciation (depreciation) on:
Investments	3,493,760
Futures	(373,239)
Swap agreements	5,184,537

8,305,058

NET GAIN ON INVESTMENTS	3,713,971

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,201,340

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended June 30, 2011	January 4, 2010* through December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,487,369	$396,363
Net realized loss on investment transactions	(4,591,087)	(4,158,122)
Net change in unrealized appreciation (depreciation) on investments	8,305,058	(1,800,885)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,201,340	(5,562,644)

DISTRIBUTIONS	(397,114)	—

FUND SHARE TRANSACTIONS:
Fund share sold [31,040,058 and 25,404,545 shares, respectively]	353,361,697	289,704,397
Fund share issued in reinvestment of distributions [33,740 and 0 shares, respectively]	397,114	—
Fund share repurchased 12,127,801 and 10,407,558 shares, respectively]	(134,138,396)	(115,990,957)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	219,620,415	173,713,440

TOTAL INCREASE IN NET ASSETS	224,424,641	168,150,796
NET ASSETS:
Beginning of period	168,150,796	—

End of period	$392,575,437	$168,150,796

*Commencementof investment operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 66.7% ASSET-BACKED SECURITIES — 1.6%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Ally Auto Receivables Trust, Ser. 2011-2, Class A2	AAA(a)	0.670%	10/15/13	$25	$25,008
BA Credit Card Trust, Ser. 2006-A11, Class A11(b)	Aaa	0.217%	04/15/16	100	99,622
Bank One Issuance Trust, Ser. 2004-A3, Class A3(b)	Aaa	0.357%	02/15/17	100	99,977
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650%	09/20/19	100	114,836
Discover Card Master Trust I, Ser. 2005-4, Class A2(b)	Aaa	0.277%	06/16/15	110	109,853
Ford Credit Auto Lease Trust, Ser. 2011-A, Class A2	Aaa	0.740%	09/15/13	200	199,984

TOTAL ASSET-BACKED SECURITIES (cost $647,600)					649,280

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(b)	AAA(a)	5.620%	03/11/39	100	109,345
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(b)	Aaa	5.524%	01/15/46	50	54,128
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A4(b)	Aaa	4.918%	10/15/42	100	107,881
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4(b)	Aaa	5.371%	12/15/44	100	109,127
LB-UBS Commercial Mortgage Trust, Ser. 2005-C5, Class A4	AAA(a)	4.954%	09/15/30	100	108,054
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(b)	AAA(a)	5.863%	05/12/39	160	176,887
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class A4(b)	AAA(a)	5.608%	02/12/39	50	54,565
Morgan Stanley Capital I, Ser. 2006-HQ9, Class A4(b)	AAA(a)	5.731%	07/12/44	200	220,520
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C24, Class A3(b)	Aaa	5.558%	03/15/45	100	108,725

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,051,683)					1,049,232

CORPORATE BONDS — 4.7%
Banking — 1.6%
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.000%	09/01/17	150	161,407
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	125	154,957
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	75	77,448
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	125	140,892
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	A2	5.500%	01/26/20	125	126,629

					661,333

Capital Goods — 0.3%
Honeywell International, Inc., Sr. Unsec’d. Notes	A2	4.250%	03/01/21	100	102,885

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.250%	11/15/20	100	97,595

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	7.750%	01/15/19	125	157,256
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	50	54,660

					211,916

Healthcare & Pharmaceutical — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	A3	4.100%	06/15/21	100	99,211

Insurance — 0.4%
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	125	151,303

Media & Entertainment — 0.1%
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	50	51,777

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.000%	08/07/19	$75	$83,045
General Electric Capital Corp., Sub. Notes	Aa3	5.300%	02/11/21	50	52,027

					135,072

Retailers — 0.6%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%	03/15/19	125	145,088
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21	100	102,099

					247,187

Telecommunications — 0.3%
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.450%	05/15/21	105	106,855

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	50	65,706

TOTAL CORPORATE BONDS (cost $1,942,759)					1,930,840

FOREIGN AGENCIES — 1.3%
Caisse d’amortissement de la Dette Sociale (France), 144A, MTN	Aaa	2.375%	03/31/16	370	374,362
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.000%	06/16/14	154	153,361

TOTAL FOREIGN AGENCIES (cost $519,361)					527,723

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.9%
Federal Farm Credit Bank		1.625%	11/19/14	500	507,351
Federal Home Loan Banks		1.375%	05/28/14	500	506,649
Federal Home Loan Banks		2.750%	12/12/14	370	389,265
Federal Home Loan Mortgage Corp.		2.500%	05/27/16	860	881,997
Federal Home Loan Mortgage Corp.		3.750%	03/27/19	350	370,345
Federal National Mortgage Association		2.375%	04/11/16	500	510,408
Federal National Mortgage Association		2.750%	03/13/14	500	525,972
Financing Corp. FICO Strips Coupon, Ser. D-P(c)		3.360%	09/26/19	1,500	1,142,377
Israel Government AID Bond (Israel)		5.500%	09/18/23	500	576,626
Resolution Funding Corp. Interest Strip(c)		4.790%	01/15/22	1,700	1,123,743
Tennessee Valley Auth., Sr. Unsec’d. Notes		3.875%	02/15/21	470	482,792

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,993,819)					7,017,525

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 7.4%
Government National Mortgage Association (cost $3,067,032)		4.000%	01/20/41-06/20/41	3,000	3,052,657

U.S. TREASURY OBLIGATIONS — 32.3%
U.S. Treasury Bonds		4.375%	05/15/41	70	69,891
U.S. Treasury Bonds		4.750%	02/15/41	50	53,148
U.S. Treasury Bonds(d)		6.750%	08/15/26	840	1,121,006
U.S. Treasury Bonds		7.500%	11/15/24	750	1,056,211
U.S. Treasury Notes		1.500%	06/30/16	374	369,441
U.S. Treasury Notes		1.750%	05/31/16	1,135	1,136,770
U.S. Treasury Notes		3.125%	05/15/21	7,435	7,414,108
U.S. Treasury Strips Coupon(e)		3.470%	02/15/21	2,000	1,439,634

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

U.S. TREASURY OBLIGATIONS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Strips Coupon(e)		5.570%	05/15/25	$900	$504,321
U.S. Treasury Strips Coupon(d)(e)		6.060%	11/15/26	385	197,850

TOTAL U.S. TREASURY OBLIGATIONS (cost $13,439,823)					13,362,380

TOTAL LONG-TERM INVESTMENTS (cost $27,662,077)					27,589,637

				Shares
SHORT-TERM INVESTMENT — 32.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $13,290,221)(Note 4)(f)				13,290,221	13,290,221

TOTAL INVESTMENTS — 98.8% (cost $40,952,298)					40,879,858
Other assets in excess of liabilities(g) — 1.2%					492,773

NET ASSETS — 100.0%					$41,372,631

The following abbreviations are used in the Portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FICO	Financing Corporation

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Standard & Poor’s Rating.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.

(c)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2011.

(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(e)	Rate shown reflects the effective yield at June 30, 2011.

(f)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(g)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on the following derivative contracts held at the reporting period end:

Futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation (Depreciation)
Long Position:
58	5 Year U.S. Treasury Notes	Sep. 2011	$6,964,063	$6,913,328	$(50,735)

\Short Positions:
17	2 Year U.S. Treasury Notes	Sep. 2011	3,732,007	3,728,843	3,164
169	10 Year U.S. Treasury Notes	Sep. 2011	20,897,013	20,673,453	223,560
1	U.S. Long Bond	Sep. 2011	126,340	123,031	3,309

					230,033

					$179,298

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA(1)	06/09/14	$155	1.031%	3 month LIBOR	$129	$(72)	$201
Barclays Bank PLC(1)	12/31/22	10,725	3.526%	3 month LIBOR	(110,360)	—	(110,360)
Citibank NA(1)	05/15/18	845	2.526%	3 month LIBOR	(10,132)	—	(10,132)
Citibank NA(1)	12/31/22	4,015	3.510%	3 month LIBOR	(45,691)	—	(45,691)
Citibank NA(1)	12/31/22	3,500	4.063%	3 month LIBOR	203,280	—	203,280
JP Morgan Chase Bank, N.A.(1)	12/31/22	2,500	3.843%	3 month LIBOR	103,800	—	103,800
Morgan Stanley Capital Services, Inc.(1)	05/15/18	915	2.510%	3 month LIBOR	(11,919)	—	(11,919)
Morgan Stanley Capital Services, Inc.(1)	06/08/21	200	4.640%	3 month LIBOR	(890)	—	(890)
Morgan Stanley Capital Services, Inc.(1)	12/31/22	8,500	3.459%	3 month LIBOR	(156,655)	—	(156,655)
Morgan Stanley Capital Services, Inc.(1)	12/31/22	3,360	3.795%	3 month LIBOR	95,592	—	95,592

					$67,154	$(72)	$67,226

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Includes 6 securities representing $89,966 and 0.2% of net assets which were fair valued in accordance with the policies adopted by the Board of Trustees.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$649,280	$—
Commercial Mortgage-Backed Securities	—	1,049,232	—
Corporate Bonds	—	1,930,840	—
Foreign Agencies	—	527,723	—
U.S. Government Agency Obligations	—	7,017,525	—
U.S. Government Mortgage-Backed Securities	—	3,052,657	—
U.S. Treasury Obligations	—	13,362,380	—
Affiliated Money Market Mutual Fund	13,290,221	—	—
Other Financial Instruments*
Futures Contracts	179,298	—	—
Interest Rate Swaps	—	(22,740)	89,966

Total	$13,469,519	$27,566,897	$89,966

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2011 were as follows:

U.S. Treasury Obligations	32.3%
Affiliated Money Market Mutual Fund	32.1
U.S. Government Agency Obligations	16.9
U.S. Government Mortgage-Backed Securities	7.4
Commercial Mortgage-Backed Securities	2.5
Asset-Backed Securities	1.6
Banking	1.6
Foreign Agencies	1.3
Retailers	0.6
Foods	0.5

Insurance	0.4%
Capital Goods	0.3
Non-Captive Finance	0.3
Telecommunications	0.3
Chemicals	0.2
Healthcare & Pharmaceutical	0.2
Tobacco	0.2
Media & Entertainment	0.1

98.8
Other assets in excess of liabilities	1.2

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest rate contracts	Due to broker-variation margin	$230,033	*	Due to broker-variation margin	$50,735	*
Interest rate contracts	Unrealized appreciation on swap agreements	402,873		Unrealized depreciation on swap agreements	335,647

Total		$632,906			$386,382

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total

Interest rate contracts	$(395,864)	$9,406	$(386,458)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total

Interest rate contracts	$179,298	$67,226	$246,524

For the period ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position(1)	Futures Short Position(1)	Interest Rate Swaps(2)

$3,847,948	$14,250,387	$21,127,500

(1)	Value at Trade Date.
(2)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BOND PORTFOLIO 2022 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments, at value:
Unaffiliated investments (cost $27,662,077)	$27,589,637
Affiliated investments (cost $13,290,221)	13,290,221
Cash	4,247
Receivable for investments sold	3,202,317
Unrealized appreciation on swap agreements	402,873
Dividends and interest receivable	139,062
Due from broker-variation margin	72,979

Total Assets	44,701,336

LIABILITIES:
Payable for investments purchased	2,940,937
Unrealized depreciation on swap agreements	335,647
Payable for fund share repurchased	32,440
Advisory fees payable	14,919
Shareholder servicing fees payable	2,677
Accrued expenses and other liabilities	1,561
Affiliated transfer agent fee payable	524

Total Liabilities	3,328,705

NET ASSETS	$41,372,631

Net assets were comprised of:
Paid-in capital	$41,545,295
Retained earnings	(172,664)

Net assets, June 30, 2011	$41,372,631

Net asset value and redemption price per share, $41,372,631 / 4,013,742 outstanding shares of beneficial interest	$10.31

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated interest income	$133,064
Affiliated dividend income	4,118

137,182

EXPENSES
Advisory fees	39,557
Custodian and accounting fees	20,000
Audit fee	10,000
Shareholder servicing fees and expenses	6,148
Transfer agent’s fee and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	1,587

Total expenses	94,292
Less: advisory fee waiver and/or expense reimbursement	(32,816)

Net expenses	61,476

NET INVESTMENT INCOME	75,706

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(35,996)
Futures transactions	(395,864)
Swap agreement transactions	9,406

(422,454)

Net change in unrealized appreciation (depreciation) on:
Investments	(72,440)
Futures	179,298
Swap agreements	67,226

174,084

NET LOSS ON INVESTMENTS	(248,370)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(172,664)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

January 3, 2011* through June 30, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$ 75,706
Net realized loss on investment transactions	(422,454)
Net change in unrealized appreciation (depreciation) on investments	174,084

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(172,664)

FUND SHARE TRANSACTIONS:
Fund share sold [4,389,325 shares]	45,336,766
Fund share repurchased [375,583 shares]	(3,791,471)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	41,545,295

TOTAL INCREASE IN NET ASSETS	41,372,631
NET ASSETS:
Beginning of period	—

End of period	$41,372,631

*Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 95.6%		Value (Note 2)
COMMON STOCKS	Shares

Apartment — 15.8%
Apartment Investment & Management Co. (Class A Stock), REIT(a)	430,290	$10,985,304
AvalonBay Communities, Inc., REIT(a)	139,046	17,853,506
BRE Properties, Inc., REIT	54,128	2,699,905
Campus Crest Communities, Inc., REIT(a)	221,421	2,865,188
Education Realty Trust, Inc., REIT	191,134	1,638,018
Equity Residential, REIT	639,771	38,386,260
Home Properties, Inc., REIT(a)	82,600	5,028,688
Post Properties, Inc., REIT	163,436	6,661,651
UDR, Inc., REIT	831,821	20,421,206

		106,539,726

Diversified Operations — 9.1%
American Assets Trust, Inc., REIT	155,080	3,481,546
Colonial Properties Trust, REIT(a)	270,555	5,519,322
DuPont Fabros Technology, Inc., REIT(a)	104,093	2,623,144
Forest City Enterprises, Inc. (Class A Stock)*(a)	431,439	8,054,966
Vornado Realty Trust, REIT	447,435	41,691,993

		61,370,971

Healthcare — 6.9%
HCP, Inc., REIT(a)	341,636	12,534,625
Health Care REIT, Inc., REIT(a)	36,293	1,902,842
Nationwide Health Properties, Inc., REIT	183,303	7,590,577
Senior Housing Properties Trust, REIT	260,198	6,091,235
Ventas, Inc., REIT(a)	352,391	18,574,530

		46,693,809

Hotels — 10.5%
FelCor Lodging Trust, Inc., REIT*	416,242	2,218,570
Hersha Hospitality Trust, REIT	825,979	4,600,703
Host Hotels & Resorts, Inc., REIT	1,658,467	28,111,016
Hyatt Hotels Corp. (Class A Stock)*	96,372	3,933,905
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*(a)	429,033	4,612,105
Pebblebrook Hotel Trust, REIT	207,799	4,195,462
RLJ Lodging Trust, REIT	186,568	3,240,686
Starwood Hotels & Resorts Worldwide, Inc.	177,225	9,931,689
Strategic Hotels & Resorts, Inc., REIT*	758,808	5,372,360
Sunstone Hotel Investors, Inc., REIT*	472,928	4,384,042

		70,600,538

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Industrial — 7.4%
DCT Industrial Trust, Inc., REIT(a)	1,895,468	$9,913,298
EastGroup Properties, Inc., REIT	71,137	3,024,034
ProLogis, Inc., REIT(a)	1,041,824	37,338,972

		50,276,304

Manufactured Home — 1.2%
Equity LifeStyle Properties, Inc., REIT(a)	130,265	8,133,747

Office — 10.0%
BioMed Realty Trust, Inc., REIT	184,426	3,548,356
Boston Properties, Inc., REIT(a)	276,565	29,360,140
Brandywine Realty Trust, REIT	56,106	650,269
Brookfield Properties Corp. (Canada)	291,120	5,612,794
Hudson Pacific Properties, Inc., REIT	204,159	3,170,589
Kilroy Realty Corp., REIT(a)	196,063	7,742,528
SL Green Realty Corp., REIT(a)	206,459	17,109,257

		67,193,933

Office/Industrial — 2.0%
Liberty Property Trust, REIT(a)	265,981	8,665,661
PS Business Parks, Inc., REIT	84,266	4,643,057

		13,308,718

Regional Mall — 17.7%
General Growth Properties, Inc., REIT	1,221,085	20,379,909
Macerich Co. (The), REIT(a)	366,919	19,630,167
Simon Property Group, Inc., REIT	583,371	67,805,211
Taubman Centers, Inc., REIT	191,822	11,355,862

		119,171,149

Self Storage — 3.4%
Extra Space Storage, Inc., REIT(a)	229,305	4,891,076
Public Storage, Inc., REIT	161,155	18,373,281

		23,264,357

Shopping Centers — 10.7%
Alexander’s, Inc., REIT	9,143	3,629,771
Developers Diversified Realty Corp., REIT(a)	1,450,233	20,448,285
Federal Realty Investment Trust, REIT	42,179	3,592,807
Kimco Realty Corp., REIT	938,672	17,496,846
Regency Centers Corp., REIT(a)	318,758	14,015,789
Weingarten Realty Investors, REIT(a)	509,898	12,829,034

		72,012,532

Specialty — 0.9%
Rayonier, Inc., REIT	96,011	6,274,319

TOTAL LONG-TERM INVESTMENTS (cost $554,063,553)		644,840,103

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SHORT-TERM INVESTMENT — 23.2%
	Shares	Value (Note 2)

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $156,253,285; includes $145,734,272 of cash collateral for securities on loan) (b)(w)(Note 4)	156,253,285	$156,253,285

TOTAL INVESTMENTS — 118.8% (cost $710,316,838)		801,093,388
Liabilities in excess of other assets — (18.8)%		(126,574,394)

NET ASSETS — 100.0%		$674,518,994

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $141,784,076; cash collateral of $145,734,272 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$644,840,103	$—	$—
Affiliated Money Market Mutual Fund	156,253,285	—	—

Total	$801,093,388	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (21.6% represents investments purchased with collateral from securities on loan)	23.2%
Regional Mall	17.7
Apartment	15.8
Shopping Centers	10.7
Hotels	10.5

Office	10.0%
Diversified Operations	9.1
Industrial	7.4
Healthcare	6.9
Self Storage	3.4
Office/Industrial	2.0
Manufactured Home	1.2
Specialty	0.9

118.8
Liabilities in excess of other assets	(18.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2011; accordingly, no derivative positions were presented in the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights
Equity contracts	$8,783

For the six months ended June 30, 2011, the Portfolio did not have any unrealized appreciation or (depreciation) on derivatives recognized in income.

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value, including securities on loan of $141,784,076:
Unaffiliated investments (cost $554,063,553)	$644,840,103
Affiliated investments (cost $156,253,285)	156,253,285
Cash	3,572,271
Receivable for investments sold	14,159,453
Receivable for fund share sold	9,085,371
Dividends receivable	1,138,252
Prepaid expenses	458

Total Assets	829,049,193

LIABILITIES:
Payable to broker for collateral for securities on loan	145,734,272
Payable for investments purchased	8,557,744
Advisory fees payable	187,325
Accrued expenses and other liabilities	46,700
Shareholder servicing fees payable	3,523
Affiliated transfer agent fee payable	524
Payable for fund share repurchased	111

Total Liabilities	154,530,199

NET ASSETS	$674,518,994

Net assets were comprised of:
Paid-in capital	$595,815,225
Retained earnings	78,703,769

Net assets, June 30, 2011	$674,518,994

Net asset value and redemption price per share, $674,518,994 / 100,353,816 outstanding shares of beneficial interest	$6.72

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $6,114 foreign withholding tax)	$5,572,903
Affiliated income from securities lending, net	66,122
Affiliated dividend income	20,227

5,659,252

EXPENSES
Advisory fees	3,076,254
Shareholder servicing fees and expenses	307,625
Custodian and accounting fees	50,000
Audit fee	9,000
Trustees’ fees	7,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	3,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	5,786

Total expenses	3,474,665
Less: shareholder servicing fee waiver	(5,968)

Net expenses	3,468,697

NET INVESTMENT INCOME	2,190,555

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	56,343,523
Net change in unrealized appreciation (depreciation) on investments	4,089,309

NET GAIN ON INVESTMENTS	60,432,832

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,623,387

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,190,555	$4,096,249
Net realized gain on investment and foreign currency transactions	56,343,523	91,974,014
Net change in unrealized appreciation (depreciation) on investments	4,089,309	9,662,929

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	62,623,387	105,733,192

DISTRIBUTIONS	(4,100,446)	(6,667,911)

FUND SHARE TRANSACTIONS:
Fund share sold [14,083,940 and 34,251,731 shares, respectively]	90,893,404	189,852,810
Fund share issued in reinvestment of distributions [637,705 and 1,251,015 shares, respectively]	4,100,446	6,667,911
Fund share repurchased [4,505,888 and 25,546,728 shares, respectively]	(28,922,812)	(132,728,047)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	66,071,038	63,792,674

CAPITAL CONTRIBUTIONS (NOTE 4):
Proceeds from regulatory settlement	373,605	—

TOTAL INCREASE IN NET ASSETS	124,967,584	162,857,955
NET ASSETS:
Beginning of period	549,551,410	386,693,455

End of period	$674,518,994	$549,551,410

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS — 70.6%	Shares	Value (Note 2)

Advertising — 0.2%
Interpublic Group of Cos., Inc. (The)	152,490	$1,906,125
JCDecaux SA (France)	1,990	63,791

		1,969,916

Aerospace & Defense — 1.3%
BE Aerospace, Inc.*	131,510	5,366,923
Rolls-Royce Holdings PLC (United Kingdom)*	53,500	553,830
Safran SA (France)	18,700	798,624
United Technologies Corp.	94,130	8,331,446

		15,050,823

Airlines — 0.1%
Air France-KLM (France)*	38,650	593,274
Deutsche Lufthansa AG (Germany)	29,210	636,446
Qantas Airways Ltd. (Australia)*	277,096	549,771

		1,779,491

Apparel & Textile — 0.8%
Asics Corp. (Japan)	14,000	208,969
Billabong International Ltd. (Australia)	117,816	763,399
Coach, Inc.	63,240	4,042,933
NIKE, Inc. (Class B Stock)	48,140	4,331,637

		9,346,938

Auto Parts & Equipment — 0.7%
Aisin Seiki Co. Ltd. (Japan)	27,500	1,064,128
Bridgestone Corp. (Japan)	30,500	702,736
Commercial Vehicle Group, Inc.*	101,470	1,439,859
Dana Holding Corp.*(a)	106,710	1,952,793
Denso Corp. (Japan)	7,500	278,944
Exedy Corp. (Japan)	2,900	99,436
Tenneco, Inc.*	50,600	2,229,942

		7,767,838

Automobile Manufacturers — 1.5%
Bayerische Motoren Werke AG
(Germany)	25,963	2,590,728
Daimler AG (Germany)	19,821	1,491,792
Fiat Industrial SpA (Italy)*	85,900	1,108,660
Ford Motor Co.*(a)	330,530	4,558,009
Geely Automobile Holdings Ltd. (Cayman Islands)	625,000	245,440
Honda Motor Co. Ltd. (Japan)	56,900	2,192,182
Hyundai Motor Co. (South Korea)	2,580	575,169
Mazda Motor Corp. (Japan)	48,000	126,490
Navistar International Corp.*	7,890	445,469
Nissan Motor Co. Ltd. (Japan)	28,000	294,258
Peugeot SA (France)	12,610	564,504
Toyota Motor Corp. (Japan)	66,700	2,746,652
Volvo AB (Class B Stock) (Sweden)	46,100	805,358

		17,744,711

Beverages — 0.8%
Anheuser-Busch InBev NV (Belgium)	38,512	2,233,939

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Beverages (cont’d.)
Carlsberg A/S (Class B Stock) (Denmark)	11,200	$1,218,338
Coca-Cola Amatil Ltd. (Australia)	28,168	345,618
Constellation Brands, Inc. (Class A Stock)*	29,770	619,811
Dr. Pepper Snapple Group, Inc.	65,350	2,740,126
Pernod-Ricard SA (France)	14,040	1,383,884
Silver Base Group Holdings Ltd. (Cayman Islands)	181,000	187,195
Treasury Wine Estates Ltd. (Australia)*	54,703	199,483

		8,928,394

Biotechnology — 0.9%
Affymax, Inc.*	41,850	287,509
Amarin Corp PLC, ADR (United Kingdom)*	251,600	3,640,652
Biogen Idec, Inc.*	43,390	4,639,259
Chelsea Therapeutics International Ltd.*(a)	149,470	762,297
CSL Ltd. (Australia)	8,550	303,918
Sequenom, Inc.*	57,070	430,878

		10,064,513

Building Materials — 0.3%
Asahi Glass Co. Ltd. (Japan)	22,000	257,450
Cie de Saint-Gobain (France)	10,314	667,902
HeidelbergCement AG (Germany)	26,470	1,689,930
JS Group Corp. (Japan)	10,000	257,930
Rinnai Corp. (Japan)	1,200	86,657
Wienerberger AG (Austria)	32,800	604,078
Yuanda China Holdings Ltd. (Cayman Islands)*	496,000	93,059

		3,657,006

Chemicals — 2.4%
Air Water, Inc. (Japan)	17,000	204,793
Ashland, Inc.	25,780	1,665,904
BASF SE (Germany)	32,196	3,154,795
Bayer AG (Germany)	14,075	1,131,585
Celanese Corp. (Class A Stock)	19,840	1,057,670
CF Industries Holdings, Inc.	22,960	3,252,743
Croda International PLC (United Kingdom)	15,100	457,311
Ecolab, Inc.	24,010	1,353,684
Incitec Pivot Ltd. (Australia)	211,578	881,163
Innospec, Inc.*	21,180	711,860
JSR Corp. (Japan)	12,300	238,413
Koninklijke DSM NV (Netherlands)	5,900	382,921
Lanxess AG (Germany)	4,650	381,667
LyondellBasell Industries NV (Class A Stock) (Netherlands)	131,500	5,065,380
Mitsubishi Chemical Holdings Corp. (Japan)	8,000	56,689
Mitsubishi Gas Chemical Co., Inc. (Japan)	69,000	505,531
Nitto Denko Corp. (Japan)	2,300	116,866
Olin Corp.	30,670	694,982

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Chemicals (cont’d.)
Praxair, Inc.	20,920	$2,267,519
Rockwood Holdings, Inc.*	27,130	1,500,018
Shin-Etsu Chemical Co. Ltd. (Japan)	21,200	1,136,357
Sumitomo Bakelite Co. Ltd. (Japan)	44,000	294,727
Sumitomo Chemical Co. Ltd. (Japan)	45,000	224,689
Ube Industries Ltd. (Japan)	38,000	114,404
Westlake Chemical Corp.	9,710	503,949
Yara International ASA (Norway)	9,100	512,251

		27,867,871

Commercial Banks — 5.4%
Aozora Bank Ltd. (Japan)	18,000	41,725
Australia & New Zealand Banking Group Ltd. (Australia)	31,797	753,740
Banco Bilbao Vizcaya Argentaria SA (Spain)	115,969	1,360,523
Banco Santander SA (Spain)	80,965	934,952
Barclays PLC (United Kingdom)	304,333	1,252,607
BNP Paribas (France)	17,266	1,332,796
BOC Hong Kong Holdings Ltd. (Hong Kong)	141,500	412,184
Citigroup, Inc.	220,190	9,168,712
Comerica, Inc.	74,700	2,582,379
Commonwealth Bank of Australia (Australia)	25,820	1,454,184
Credit Agricole SA (France)	48,320	726,643
Danske Bank A/S (Denmark)*	51,309	950,185
Erste Group Bank AG (Austria)	13,800	723,440
FirstMerit Corp.(a)	83,740	1,382,547
HSBC Holdings PLC (United Kingdom)	179,231	1,778,876
Huntington Bancshares, Inc.	349,350	2,291,736
IBERIABANK Corp.	20,900	1,204,676
Industrial Bank of Korea (South Korea)	35,610	624,471
Intesa Sanpaolo SpA (Italy)	672,983	1,791,811
JPMorgan Chase & Co.	205,930	8,430,774
KeyCorp	162,730	1,355,541
Lloyds Banking Group PLC (United Kingdom)*	2,360,600	1,856,443
Mitsubishi UFJ Financial Group, Inc. (Japan)	365,300	1,780,230
Mizuho Financial Group, Inc. (Japan)	98,200	161,404
Morgan Stanley	122,010	2,807,450
National Australia Bank Ltd. (Australia)	80,676	2,230,479
Regions Financial Corp.	563,650	3,494,630
Societe Generale (France)	40,068	2,377,654
Standard Chartered PLC (United Kingdom)	29,146	766,224
Sumitomo Mitsui Financial Group, Inc. (Japan)	60,700	1,871,666
Swedbank AB (Class A Stock) (Sweden)	37,800	635,259
UBS AG (Switzerland)*	178,750	3,259,277
UniCredit SpA (Italy)	304,400	644,485
Westpac Banking Corp. (Australia)	58,840	1,411,672

		63,851,375

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Commercial Services — 1.3%
Dollar Financial Corp.*(a)	61,150	$1,323,897
Experian PLC (United Kingdom)	40,500	515,781
Genpact Ltd. (Bermuda)*	89,200	1,537,808
Park24 Co. Ltd. (Japan)	11,200	116,441
Transurban Group (Australia)	29,073	163,305
United Rentals, Inc.*(a)	90,360	2,295,144
Visa, Inc. (Class A Stock)	45,300	3,816,978
VistaPrint NV (Netherlands)*	113,000	5,407,050

		15,176,404

Computer Hardware — 0.1%
TDK Corp. (Japan)	19,500	1,075,648

Computers — 2.7%
Apple, Inc.*	39,040	13,104,557
Cognizant Technology Solutions Corp. (Class A Stock)*	31,580	2,316,077
Computershare Ltd. (Australia)	19,638	187,582
Dell, Inc.*	199,750	3,329,833
EMC Corp.*	162,020	4,463,651
SanDisk Corp.*	59,030	2,449,745
STEC, Inc.*(a)	96,140	1,635,341
Western Digital Corp.*	131,090	4,769,054

		32,255,840

Construction & Engineering — 0.9%
ABB Ltd. (Switzerland)*	32,480	842,181
Aecom Technology Corp.*	22,640	618,978
Chicago Bridge & Iron Co. NV (Netherlands)	37,900	1,474,310
EMCOR Group, Inc.*	27,810	815,111
Fluor Corp.	35,540	2,298,017
Foster Wheeler AG (Switzerland)*	104,200	3,165,596
JGC Corp. (Japan)	11,000	301,368
Vinci SA (France)	21,210	1,358,574
WorleyParsons Ltd. (Australia)	6,702	204,056

		11,078,191

Consumer Products & Services — 0.6%
Procter & Gamble Co. (The)	109,630	6,969,179
Unicharm Corp. (Japan)	3,800	166,021

		7,135,200

Containers & Packaging — 0.1%
Rock-Tenn Co. (Class A Stock)(a)	19,690	1,306,235

Distribution/Wholesale — 0.3%
Marubeni Corp. (Japan)	65,000	431,978
Mitsubishi Corp. (Japan)	57,700	1,441,222
Mitsui & Co. Ltd. (Japan)	22,400	387,299
Sumitomo Corp. (Japan)	92,100	1,252,952

		3,513,451

Diversified Financial Services — 3.5%
ASX Ltd. (Australia)	7,454	244,217
Charles Schwab Corp. (The)	212,560	3,496,612
CME Group, Inc.	19,630	5,723,912
FXCM, Inc. (Class A Stock)(a)	70,960	703,923
GAM Holding Ltd. (Switzerland)	21,929	359,941
GFI Group, Inc.	292,360	1,341,932

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Diversified Financial Services (cont’d.)
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	22,200	$467,462
Interactive Brokers Group, Inc. (Class A Stock)	125,610	1,965,797
Invesco Ltd. (Bermuda)	275,400	6,444,360
Investment Technology Group, Inc.*	215,160	3,016,543
Macquarie Group Ltd. (Australia)	5,995	202,244
MF Global Holdings Ltd.*(a)	839,990	6,501,523
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	3,210	124,230
Nomura Holdings, Inc. (Japan)	23,400	115,472
Old Mutual PLC (United Kingdom)	170,300	364,614
optionsXpress Holdings, Inc.	47,220	787,630
ORIX Corp. (Japan)	8,010	779,147
Promise Co. Ltd. (Japan)	41,800	355,902
TD Ameritrade Holding Corp.(a)	149,410	2,914,989
Waddell & Reed Financial, Inc. (Class A Stock)	133,920	4,867,992

		40,778,442

Electric Utilities — 2.5%
AES Corp. (The)*	348,090	4,434,667
American Electric Power Co., Inc.	96,750	3,645,540
CMS Energy Corp.(a)	38,150	751,174
E.ON AG (Germany)	60,004	1,704,194
Empire District Electric Co. (The)(a)	26,530	510,968
Enel SpA (Italy)	232,514	1,518,668
Fortum Oyj (Finland)	11,600	335,932
GS Yuasa Corp. (Japan)	17,000	113,457
IBERDROLA SA (Spain)	103,300	919,331
Kansai Electric Power Co., Inc. (The) (Japan)	54,100	1,077,331
Korea Electric Power Corp., ADR (South Korea)*	161,600	2,144,432
OGE Energy Corp.	29,260	1,472,363
PG&E Corp.	71,510	3,005,565
Portland General Electric Co.	66,170	1,672,778
PPL Corp.	112,040	3,118,073
Public Power Corp. SA (Greece)	57,100	818,104
Red Electrica Corp. SA (Spain)	8,500	513,084
Tokyo Electric Power Co., Inc. (The) (Japan)	6,600	26,718
UIL Holdings Corp.	32,990	1,067,226

		28,849,605

Electronic Components
NGK Insulators Ltd. (Japan)	4,000	74,518

Electronic Components & Equipment — 1.0%
Analogic Corp.	22,140	1,164,343
Hitachi Ltd. (Japan)	238,000	1,412,531
Keyence Corp. (Japan)	600	170,358
Koninklijke Philips Electronics NV (Netherlands)	39,700	1,019,587
Kyocera Corp. (Japan)	800	81,454
Mitsubishi Electric Corp. (Japan)	41,000	476,260
Murata Manufacturing Co. Ltd. (Japan)	4,000	267,434

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Electronic Components & Equipment (cont’d.)
Omron Corp. (Japan)	8,700	$241,933
Schneider Electric SA (France)	5,831	974,116
Thermo Fisher Scientific, Inc.*	60,240	3,878,854
Toshiba Corp. (Japan)	328,000	1,729,330

		11,416,200

Entertainment & Leisure — 0.2%
Carnival PLC (United Kingdom)	19,800	766,806
Regal Entertainment Group (Class A Stock)(a)	131,350	1,620,859

		2,387,665

Environmental Control — 0.1%
Darling International, Inc.*	36,530	646,581

Farming & Agriculture — 0.5%
Archer-Daniels-Midland Co.	27,490	828,824
British American Tobacco PLC (United Kingdom)	41,000	1,797,085
Imperial Tobacco Group PLC (United Kingdom)	53,379	1,774,245
Japan Tobacco, Inc. (Japan)	399	1,540,169

		5,940,323

Foods — 1.7%
Chiquita Brands International, Inc.*	106,600	1,387,932
ConAgra Foods, Inc.	170,380	4,397,508
Danone SA (France)	18,630	1,389,996
Fresh Market, Inc. (The)*(a)	21,960	849,413
Kellogg Co.	46,210	2,556,337
Kroger Co. (The)	132,540	3,286,992
Metro AG (Germany)	6,160	373,309
Nestle SA (Switzerland)	44,008	2,734,960
Tesco PLC (United Kingdom)	391,300	2,524,638
Unilever NV, CVA (Netherlands)	13,200	432,707

		19,933,792

Hand/Machine Tools — 0.5%
Kennametal, Inc.	122,780	5,182,544
Makita Corp. (Japan)	2,900	135,137
Mori Seiki Co. Ltd. (Japan)	7,000	92,697
Sandvik AB (Sweden)	30,200	529,498
SMC Corp. (Japan)	1,100	198,297

		6,138,173

Healthcare Products — 1.5%
Baxter International, Inc.	50,780	3,031,058
Boston Scientific Corp.*	277,830	1,919,805
Conceptus, Inc.*	62,880	733,810
DENTSPLY International, Inc.	81,320	3,096,666
Hologic, Inc.*	79,310	1,599,683
Hospira, Inc.*	58,250	3,300,445
Immucor, Inc.*	61,800	1,261,956
Johnson & Johnson	12,570	836,156
Nakanishi, Inc. (Japan)	6,600	680,028
Orthofix International NV (Netherlands)*	4,450	188,992
Sysmex Corp. (Japan)	4,000	150,448

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Healthcare Products (cont’d.)
Terumo Corp. (Japan)	2,000	$108,269
Thoratec Corp.*(a)	14,470	474,905

		17,382,221

Healthcare Services — 0.6%
Fresenius Medical Care AG & Co. KGaA (Germany)	7,150	534,503
Laboratory Corp. of America Holdings*	11,290	1,092,759
UnitedHealth Group, Inc.(a)	87,410	4,508,608
WellCare Health Plans, Inc.*	19,240	989,128

		7,124,998

Holding Companies — 0.1%
C C Land Holdings Ltd. (Bermuda)	312,000	117,537
Hutchison Whampoa Ltd. (Hong Kong)	34,000	368,388
Keppel Corp. Ltd. (Singapore)	58,300	527,478
Melco International Development Ltd. (Hong Kong)	101,000	102,433
Wharf Holdings Ltd. (The) (Hong Kong)	39,000	271,967

		1,387,803

Home Builders — 0.1%
D.R. Horton, Inc.	91,910	1,058,803

Home Furnishings
Pioneer Corp. (Japan)*	32,900	147,648
Sony Corp. (Japan)	8,600	226,913

		374,561

Hotels & Motels — 0.7%
Crown Ltd. (Australia)	46,855	450,407
Galaxy Entertainment Group Ltd.
(Class L Stock) (Hong Kong)*	44,000	94,648
Genting Singapore PLC (Singapore)*	133,000	209,692
Marriott International, Inc. (Class A Stock)(a)	99,600	3,534,804
MGM Resorts International*(a)	312,550	4,128,785
SJM Holdings Ltd. (Hong Kong)	153,000	363,969

		8,782,305

Household Products
Reckitt Benckiser Group PLC (United Kingdom)	10,200	563,147

Insurance — 2.1%
ACE Ltd. (Switzerland)	26,100	1,717,902
Aegon NV (XEQT) (Netherlands)*	237,900	1,622,845
Aegon NV (XNYS) (Netherlands)*	197,800	1,345,040
Allianz SE (Germany)	17,061	2,383,315
American Equity Investment Life Holding Co.(a)	165,680	2,105,793
AMP Ltd. (Australia)	140,593	739,363
Aviva PLC (United Kingdom)	100,800	710,212
AXA SA (France)	61,470	1,396,843
Delphi Financial Group, Inc. (Class A Stock)	81,250	2,373,312

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Insurance (cont’d.)
ING Groep NV, CVA (Netherlands)*	221,300	$2,724,290
Legal & General Group PLC (United Kingdom)	304,822	578,265
PICC Property & Casualty Co. Ltd. (Class H Stock) (China)*	196,000	334,788
Platinum Underwriters Holdings Ltd. (Bermuda)	109,600	3,643,104
Prudential PLC (United Kingdom)	67,662	781,881
QBE Insurance Group Ltd. (Australia)	17,140	318,118
Tokio Marine Holdings, Inc. (Japan)	48,900	1,368,926

		24,143,997

Internet Services — 1.6%
Amazon.com, Inc.*	15,990	3,269,795
Cogent Communications Group, Inc.*	34,840	592,628
Dena Co. Ltd. (Japan)	3,300	141,921
Google, Inc. (Class A Stock)*	16,230	8,218,547
Gree, Inc. (Japan)	8,100	177,072
Kakaku.com, Inc. (Japan)	32	225,019
Rakuten, Inc. (Japan)	765	791,794
Sapient Corp.*	227,190	3,414,666
Sourcefire, Inc.*	50,070	1,488,080
Start Today Co. Ltd. (Japan)	5,700	113,824
Tencent Holdings Ltd. (Cayman Islands)	8,600	234,715

		18,668,061

Machinery — 0.1%
Alstom SA (France)	16,442	1,013,826

Machinery & Equipment — 2.4%
AGCO Corp.*	86,940	4,291,358
Caterpillar, Inc.	31,310	3,333,263
CNH Global NV (Netherlands)*	47,400	1,832,010
Cummins, Inc.	26,140	2,705,229
Deere & Co.	36,180	2,983,041
Fanuc Corp. (Japan)	2,300	384,613
Flowserve Corp.	12,220	1,342,856
FLSmidth & Co. A/S (Denmark)	3,600	305,728
Joy Global, Inc.	28,520	2,716,245
Komatsu Ltd. (Japan)	14,900	465,225
MAN SE (Germany)	5,210	694,787
MISUMI Group, Inc. (Japan)	4,700	121,825
Mitsubishi Heavy Industries Ltd. (Japan)	61,000	286,836
Nabtesco Corp. (Japan)	4,800	116,281
Rockwell Automation, Inc.	47,000	4,077,720
Sumitomo Heavy Industries Ltd. (Japan)	35,000	244,295
Terex Corp.*	81,640	2,322,658

		28,223,970

Manufacturing — 0.5%
Danaher Corp.	116,180	6,156,378

Media — 0.7%
Comcast Corp. (Class A Stock)	215,060	5,449,620

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Media (cont’d.)
Jupiter Telecommunications Co. Ltd. (Japan)	197	$220,399
News Corp. (Class A Stock)	115,890	2,051,253
WPP PLC (United Kingdom)	82,600	1,034,041

		8,755,313

Metals & Mining — 2.2%
BHP Billiton Ltd. (Australia)	90,272	4,266,325
Cliffs Natural Resources, Inc.	27,540	2,546,073
Compass Minerals International, Inc.	9,360	805,615
European Goldfields Ltd. (Canada)*	23,600	243,360
Freeport-McMoRan Copper & Gold, Inc.	45,320	2,397,428
Fresnillo PLC (United Kingdom)	10,600	238,516
Globe Specialty Metals, Inc.	8,070	180,929
Hitachi Metals Ltd. (Japan)	21,000	296,742
JFE Holdings, Inc. (Japan)	30,700	844,301
Mitsubishi Materials Corp. (Japan)	42,000	132,331
Newcrest Mining Ltd. (Australia)	3,717	150,612
NSK Ltd. (Japan)	23,000	229,614
Peabody Energy Corp.	24,790	1,460,379
Reliance Steel & Aluminum Co.	17,330	860,435
Rio Tinto Ltd. (Australia)	8,016	717,500
Rio Tinto PLC (United Kingdom)	58,500	4,216,127
Umicore SA (Belgium)	12,418	677,283
Vallourec SA (France)	13,860	1,688,131
Walter Energy, Inc.	14,230	1,647,834
Xstrata PLC (United Kingdom)	94,300	2,075,729
Yanzhou Coal Mining Co. Ltd. (Class H Stock) (China)	40,000	154,116

		25,829,380

Miscellaneous Manufacturers — 0.6%
Charter International PLC (United Kingdom)	19,300	245,327
Cookson Group PLC (United Kingdom)	142,700	1,540,208
General Electric Co.	102,770	1,938,242
Siemens AG (Germany)	22,847	3,137,578

		6,861,355

Office Equipment — 0.1%
Canon, Inc. (Japan)	31,800	1,512,609

Oil, Gas & Consumable Fuels — 7.6%
Berry Petroleum Co. (Class A Stock)	23,780	1,263,431
BG Group PLC (United Kingdom)	130,486	2,961,260
BP PLC (United Kingdom)	400,676	2,949,429
BP PLC, ADR (United Kingdom)	56,700	2,511,243
Cameron International Corp.*	80,970	4,071,981
Centrica PLC (United Kingdom)	152,300	790,258
Chevron Corp.	33,240	3,418,402
Cimarex Energy Co.	3,670	330,006
Concho Resources, Inc.*	14,490	1,330,907
Devon Energy Corp.	15,500	1,221,555
ENI SpA (Italy)	54,500	1,289,038
Ensco PLC, ADR (United Kingdom)	80,422	4,286,493
Exxon Mobil Corp.	43,900	3,572,582

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (cont’d.)
Forest Oil Corp.*	151,500	$4,046,565
Galp Energia SGPS SA (Class B Stock) (Portugal)	38,280	913,173
Halliburton Co.	131,850	6,724,350
Inpex Corp. (Japan)	31	229,189
JX Holdings, Inc. (Japan)	10,800	72,641
Marathon Oil Corp.	33,990	1,790,593
National Fuel Gas Co.	15,830	1,152,424
National Oilwell Varco, Inc.	76,390	5,974,462
Newfield Exploration Co.*	61,410	4,177,108
Occidental Petroleum Corp.	41,720	4,340,549
Oil Search Ltd. (Papua New Guinea)	64,477	461,565
Oil States International, Inc.*(a)	12,700	1,014,857
Patterson-UTI Energy, Inc.	129,740	4,101,081
Petrohawk Energy Corp.*	54,830	1,352,656
Petroleum Geo-Services ASA (Norway)*	44,800	640,219
Rowan Cos., Inc.*	98,150	3,809,201
Royal Dutch Shell PLC (Class A Stock) (XEQT) (United Kingdom)	40,818	1,449,034
Royal Dutch Shell PLC (Class A Stock) (XLON) (United Kingdom)	78,621	2,798,745
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	33,967	1,212,426
Saipem SpA (Italy)	16,445	848,983
Schlumberger Ltd. (Netherlands)	52,700	4,553,280
SM Energy Co.(a)	5,930	435,736
Southwestern Energy Co.*	43,990	1,886,291
Total SA (France)	44,600	2,579,321
Transocean Ltd. (CHIX) (Switzerland)	10,910	709,815
Transocean Ltd. (XNYS) (Switzerland)	25,760	1,663,066

		88,933,915

Paper & Forest Products
China Forestry Holdings Co. Ltd. (Cayman Islands)*	878,000	166,423

Personal Products — 0.2%
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	19,510	2,052,257

Pharmaceuticals — 4.0%
Allergan, Inc.	48,710	4,055,107
BioMarin Pharmaceutical, Inc.*(a)	28,810	783,920
GlaxoSmithKline PLC (United Kingdom)	92,800	1,986,859
Idenix Pharmaceuticals, Inc.*(a)	118,300	591,500
Kobayashi Pharmaceutical Co. Ltd. (Japan)	3,400	170,883
Mead Johnson Nutrition Co.	15,990	1,080,125
Medicis Pharmaceutical Corp. (Class A Stock)	45,060	1,719,940
Merck & Co., Inc.	156,690	5,529,590

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Pharmaceuticals (cont’d.)
Mitsubishi Tanabe Pharma Corp. (Japan)	87,400	$1,462,781
Novartis AG (Switzerland)	37,272	2,283,090
Novo Nordisk A/S (Class B Stock) (Denmark)	7,302	916,406
Omnicare, Inc.(a)	101,360	3,232,370
Onyx Pharmaceuticals, Inc.*	105,060	3,708,618
Pfizer, Inc.	388,530	8,003,718
Pharmasset, Inc.*	10,220	1,146,684
Roche Holding AG (Switzerland)	18,487	3,093,810
Salix Pharmaceuticals Ltd.*	14,730	586,696
Sanofi (France)	38,218	3,072,603
Santen Pharmaceutical Co. Ltd. (Japan)	3,600	145,944
Shire PLC (United Kingdom)	15,200	474,489
Theravance, Inc.*(a)	11,890	264,077
Valeant Pharmaceuticals International, Inc. (Canada)(a)	41,800	2,171,928

		46,481,138

Real Estate Investment Trusts — 1.0%
Boston Properties, Inc.	14,100	1,496,856
British Land Co. PLC (United Kingdom)	79,498	777,028
Camden Property Trust	12,950	823,879
Douglas Emmett, Inc.	105,440	2,097,202
Japan Retail Fund Investment Corp. (Japan)	132	203,417
Post Properties, Inc.	45,340	1,848,058
Public Storage, Inc.	28,100	3,203,681
Westfield Group (Australia)	79,230	738,464

		11,188,585

Real Estate Operation & Development — 1.1%
CB Richard Ellis Group, Inc. (Class A Stock)*	236,890	5,948,308
Cheung Kong Holdings Ltd. (Hong Kong)	14,000	205,591
Hongkong Land Holdings Ltd. (Bermuda)	34,000	242,080
Jones Lang LaSalle, Inc.	29,420	2,774,306
Mitsui Fudosan Co. Ltd. (Japan)	75,000	1,291,717
New World Development Ltd. (Hong Kong)	667,000	1,012,653
PDG Realty SA Empreendimentos e Participacoes (Brazil)	115,700	651,654
Sumitomo Realty & Development Co. Ltd. (Japan)	11,000	245,846

		12,372,155

Retail & Merchandising — 4.6%
ABC-Mart, Inc. (Japan)	5,900	239,279
BJ’s Wholesale Club, Inc.*	82,190	4,138,266
Cheesecake Factory, Inc. (The)*(a)	97,690	3,064,535
Compagnie Financiere Richemont SA (Class A Stock) (Switzerland)	9,833	643,838
CVS Caremark Corp.	273,580	10,281,136
Dick’s Sporting Goods, Inc.*	43,600	1,676,420

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Retail & Merchandising (cont’d.)
Family Dollar Stores, Inc.	28,250	$1,484,820
FamilyMart Co. Ltd. (Japan)	3,800	139,525
Fast Retailing Co. Ltd. (Japan)	700	113,210
Guess?, Inc.	34,860	1,466,212
Hennes & Mauritz AB (Class B Stock) (Sweden)	26,326	907,750
Home Depot, Inc. (The)	67,810	2,456,078
Inditex SA (Spain)	10,174	927,136
Kingfisher PLC (United Kingdom)	104,100	446,427
Lifestyle International Holdings Ltd. (Cayman Islands)	81,000	236,972
Nitori Holdings Co. Ltd. (Japan)	2,350	223,038
PPR (France)	10,540	1,876,957
Saks, Inc.*	462,000	5,160,540
Seven & I Holdings Co. Ltd. (Japan)	10,000	268,940
Staples, Inc.	203,350	3,212,930
Sundrug Co. Ltd. (Japan)	2,100	66,646
Swatch Group AG (The) (Switzerland)	1,130	569,603
Target Corp.	96,480	4,525,877
Travis Perkins PLC (United Kingdom)	33,600	533,603
Urban Outfitters, Inc.*(a)	56,810	1,599,201
Walgreen Co.	178,260	7,568,920
Wesfarmers Ltd. (Australia)	18,209	624,054

		54,451,913

Semiconductors — 1.2%
Advanced Micro Devices, Inc.*	75,720	529,283
ARM Holdings PLC (United Kingdom)	50,900	480,350
Avago Technologies Ltd. (Singapore)	121,400	4,613,200
Broadcom Corp. (Class A Stock)*	60,090	2,021,428
Elpida Memory, Inc. (Japan)*	40,500	477,039
Infineon Technologies AG (Germany)	48,520	545,444
Netlogic Microsystems, Inc.*(a)	45,560	1,841,535
Omnivision Technologies, Inc.*	42,890	1,493,001
Rovi Corp.*(a)	37,770	2,166,487
Tokyo Electron Ltd. (Japan)	1,500	82,024

		14,249,791

Software — 2.4%
Autonomy Corp. PLC (United Kingdom)*	19,300	528,755
Check Point Software Technologies Ltd. (Israel)*(a)	104,400	5,935,140
Compuware Corp.*	466,900	4,556,944
DemandTec, Inc.*	307,260	2,796,066
Microsoft Corp.	180,880	4,702,880
Oracle Corp.	186,590	6,140,677
Pegasystems, Inc.(a)	22,400	1,042,720
SAP AG (Germany)	18,705	1,132,477
SolarWinds, Inc.*	74,830	1,956,056

		28,791,715

Telecommunications — 3.3%
ADTRAN, Inc.	57,190	2,213,825
American Tower Corp. (Class A Stock)*	71,080	3,717,484

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Telecommunications (cont’d.)
AT&T, Inc.	52,520	$1,649,653
CenturyLink, Inc.	102,798	4,156,123
Ciena Corp.*	55,100	1,012,738
France Telecom SA (France)	69,190	1,471,434
KDDI Corp. (Japan)	126	906,562
NII Holdings, Inc.*	98,250	4,163,835
Nippon Telegraph & Telephone Corp. (Japan)	6,200	299,037
QUALCOMM, Inc.	106,320	6,037,913
SBA Communications Corp. (Class A Stock)*	20,460	781,367
Singapore Telecommunications Ltd. (Singapore)	146,000	376,320
Softbank Corp. (Japan)	25,100	950,595
Swisscom AG (Switzerland)	1,180	541,053
Telecom Corp of New Zealand Ltd. (New Zealand)	124,363	253,467
Telefonica SA (Spain)	111,573	2,727,923
Telenor ASA (Norway)	58,000	949,798
Telstra Corp. Ltd. (Australia)	270,059	839,176
Vivendi (France)	58,513	1,627,058
Vodafone Group PLC (United Kingdom)	1,526,300	4,049,262

		38,724,623

Toys — 0.4%
Hasbro, Inc.	116,830	5,132,342

Transportation — 1.0%
CSX Corp.	129,320	3,390,770
Hitachi Transport System Ltd. (Japan)	13,000	222,724
Kawasaki Kisen Kaisha Ltd. (Japan)	256,000	895,015
Kuehne & Nagel International AG (Switzerland)	3,370	511,462
Swift Transporation Co.*(a)	226,710	3,071,921
Union Pacific Corp.	31,350	3,272,940

		11,364,832

Water — 0.1%
American Water Works Co., Inc.	32,610	960,365
Veolia Environnement SA (France)	11,330	319,569

		1,279,934

TOTAL COMMON STOCKS (cost $780,405,387)		828,763,494

PREFERRED STOCKS — 0.3%
Automobile Manufacturers
Porsche Automobile Holding SE, 6.50% (Germany)	900	71,391
Volkswagen AG, 1.81% (Germany)	15,432	3,185,628

TOTAL PREFERRED STOCKS
(cost $2,261,627)		3,257,019

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

ASSET-BACKED SECURITIES
Ally Master Owner Trust,
Series 2011-1, Class A2
2.15%	01/15/16	Aaa	$180	$181,786
Series 2011-3, Class A2
1.81%	05/15/16	Aaa	230	230,510

TOTAL ASSET-BACKED SECURITIES (cost $409,963)				412,296

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2007-1, Class A4
5.451%	01/15/49	Aaa	500	540,740
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW15, Class A4
5.331%	02/11/44	Aaa	1,000	1,056,212
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD4, Class A4
5.322%	12/11/49	Aaa	1,000	1,061,043
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46	Aaa	600	642,511
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	500	539,229
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa	495	530,157
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class A4
5.543%	12/10/49	Aaa	1,000	1,067,361
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444%	03/10/39	Aaa	200	214,539
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A4
5.56%	11/10/39	Aaa	500	541,823
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class A4
5.429%	12/12/43	Aaa	1,000	1,079,192
Series 2006-LDP8, Class A4
5.399%	05/15/45	Aaa	1,000	1,080,715
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aa3	410	436,554
Series 2007-CB19, Class A4
5.742%(c)	02/12/49	Aa2	1,000	1,085,321
Series 2007-CB20, Class A4
5.794%(c)	02/12/51	Aaa	500	542,765
Series 2007-LDPX, Class A3
5.42%	01/15/49	Aaa	500	536,100
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
5.941%(c)	07/15/44	Aaa	1,000	1,086,852
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class A4
5.424%	02/15/40	A+(d)	500	538,884
Series 2007-C2, Class A3
5.43%	02/15/40	A+(d)	750	799,339

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
LB-UBS Commercial Mortgage Trust, (cont’d.)
Series 2007-C6, Class A4
5.858%(c)	07/15/40	Aaa	$1,000	$1,084,946
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa	500	532,994
Morgan Stanley Capital I,
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49	Aa2	1,500	1,609,556
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A4
5.418%(c)	01/15/45	Aaa	310	336,683
Series 2007-C30, Class A5
5.342%	12/15/43	Aa3	500	526,451
Series 2007-C31, Class A4
5.509%	04/15/47	Aa2	1,000	1,051,112
Series 2007-C33, Class A4
5.899%(c)	02/15/51	Aaa	1,500	1,631,913

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $19,321,870)				20,152,992

CORPORATE BONDS — 6.1%
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
9.25%	08/06/19	Baa1	290	378,144
9.70%	11/10/18	Baa1	560	735,908

				1,114,052

Banking
Fifth Third Capital Trust IV,
Ltd. Gtd. Notes
6.50%(c)	04/15/67	Baa3	63	61,897

Beverages
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.50%	03/26/13	Baa1	118	120,920
5.375%	11/15/14	Baa1	305	340,605

				461,525

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.85%	08/15/12	Baa3	300	313,337
7.60%	05/15/14	Baa3	384	445,300

				758,637

Commercial Banks — 1.5%
Bank of America Corp.,
Sr. Unsec’d. Notes
5.75%	12/01/17	A2	900	956,949
5.875%	01/05/21	A2	845	886,806
Capital One Capital V,
Ltd. Gtd. Notes
10.25%	08/15/39	Baa3	349	369,940

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.953%	06/15/16	A3	$331	$338,847
4.75%	05/19/15	A3	500	528,781
5.50%	04/11/13	A3	500	530,838
6.125%	05/15/18	A3	1,280	1,409,574
6.50%	08/19/13	A3	500	543,779
Credit Suisse,
Sub. Notes (Switzerland)
6.00%	02/15/18	Aa2	520	561,113
Discover Bank,
Sub. Notes
7.00%	04/15/20	Ba1	370	410,956
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.625%	01/25/16	Baa1	122	123,060
Sub. Notes
4.50%	06/01/18	Baa2	300	298,091
Goldman Sachs Group, Inc. (The),
Sr. Notes
3.70%	08/01/15	A1	275	280,024
6.00%	06/15/20	A1	500	537,994
6.25%	02/01/41	A1	190	191,552
Sr. Unsec’d. Notes
6.15%	04/01/18	A1	350	380,920
Sub. Notes
6.75%	10/01/37	A2	283	282,995
Huntington Bancshares, Inc.,
Sub. Notes
7.00%	12/15/20	Baa3	450	507,377
JPMorgan Chase & Co.,
Notes
4.625%	05/10/21	Aa3	1,000	991,909
Sr. Unsec’d. Notes
3.15%	07/05/16	Aa3	451	453,759
3.70%	01/20/15	Aa3	800	831,846
6.30%	04/23/19	Aa3	440	495,940
JPMorgan Chase Bank NA,
Sub. Notes
6.00%	10/01/17	Aa2	400	444,509
KeyBank NA,
Sub. Notes
5.80%	07/01/14	Baa1	599	656,724
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.10%	03/24/21	Baa1	141	143,608
M&I Marshall & Ilsley Bank,
Sub. Notes
5.00%	01/17/17	Baa1	285	308,401
5.25%	09/04/12	Baa1	40	41,478
Morgan Stanley,
Sr. Unsec’d. Notes
5.75%	01/25/21	A2	300	303,549
6.00%	05/13/14	A2	400	435,648
Sr. Unsec’d. Notes, MTN
6.625%	04/01/18	A2	800	881,274

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sub. Notes
4.75%	04/01/14	A3	$100	$104,239
Regions Bank,
Sub. Notes
6.45%	06/26/37	Ba3	273	255,498
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.75%	06/15/15	Ba3	23	22,655
7.75%	11/10/14	Ba3	321	340,100
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.60%	04/15/16	Baa1	240	242,328
Wachovia Bank NA,
Sub. Notes
4.875%	02/01/15	Aa3	320	343,568
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.625%	04/15/15	A1	64	66,906
3.676%	06/15/16	A1	746	766,395
Sr. Unsec’d. Notes, MTN
4.60%	04/01/21	A1	850	854,719

				18,124,649

Consumer Products & Services — 0.1%
Fortune Brands, Inc.,
Sr. Unsec’d. Notes
5.375%	01/15/16	Baa3	400	433,429
5.875%	01/15/36	Baa3	423	401,395

				834,824

Diversified Financial Services — 0.3%
Discover Financial Services,
Sr. Unsec’d. Notes
10.25%	07/15/19	Ba1	281	363,094
General Electric Capital Corp.,
Notes, MTN
5.625%	09/15/17	Aa2	440	485,770
Sr. Unsec’d. Notes
2.25%	11/09/15	Aa2	700	688,097
Sr. Unsec’d. Notes, MTN
4.375%	09/16/20	Aa2	700	691,977
Sub. Notes
5.30%	02/11/21	Aa3	400	416,217
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
6.875%	04/25/18	A2	300	331,925

				2,977,080

Electric Utilities — 0.6%
Alabama Power Co.,
Sr. Unsec’d. Notes
3.375%	10/01/20	A2	91	87,952
Commonwealth Edison Co.,
First Mortgage
1.625%	01/15/14	Baa1	116	116,818

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.70%	06/15/40	A3	$100	$105,591
Dominion Resources, Inc.,
Jr. Sub. Notes
6.30%(c)	09/30/66	Baa3	235	229,419
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.90%	12/01/21	Ba1	529	524,592
6.40%	09/15/20	Ba1	203	209,984
Edison International,
Sr. Unsec’d. Notes
3.75%	09/15/17	Baa2	91	91,411
EDP Finance BV,
Sr. Unsec’d. Notes, 144A (Netherlands)
6.00%	02/02/18	Baa1	208	192,453
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.00%	10/01/20	A3	400	377,527
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31	Baa3	543	618,278
FirstEnergy Solutions Corp.,
Gtd. Notes
4.80%	02/15/15	Baa2	320	343,324
6.05%	08/15/21	Baa2	63	67,791
LG&E and KU Energy LLC,
Notes, 144A
2.125%	11/15/15	Baa2	127	123,928
3.75%	11/15/20	Baa2	25	23,565
Midamerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.875%	10/01/12	Baa1	350	371,153
Nevada Power Co.,
General Ref. Mortgage
6.50%	05/15/18	Baa2	325	379,275
Nisource Finance Corp.,
Gtd. Notes
5.40%	07/15/14	Baa3	500	549,639
5.95%	06/15/41	Baa3	331	324,229
6.25%	12/15/40	Baa3	41	42,011
6.40%	03/15/18	Baa3	310	351,180
Pepco Holdings, Inc.,
Sr. Unsec’d. Notes
2.70%	10/01/15	Baa3	406	408,144
PPL Energy Supply LLC,
Sr. Unsec’d. Notes
6.50%	05/01/18	Baa2	305	344,120
Progress Energy, Inc.,
Sr. Unsec’d. Notes
4.40%	01/15/21	Baa2	440	444,846
6.00%	12/01/39	Baa2	100	105,369
Teco Finance, Inc.,
Gtd. Notes
4.00%	03/15/16	Baa3	300	314,140
5.15%	03/15/20	Baa3	200	212,088

				6,958,827

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Foods — 0.1%
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	$500	$546,599
6.50%	08/11/17	Baa2	600	705,343

				1,251,942

Holding Companies
EnCana Holdings Finance Corp.,
Gtd. Notes (Canada)
5.80%	05/01/14	Baa2	300	333,450

Household Products
Fortune Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	06/15/14	Baa3	500	555,861

Insurance — 0.4%
AON Corp.,
Sr. Unsec’d. Notes
3.125%	05/27/16	Baa2	158	157,485
3.50%	09/30/15	Baa2	554	569,430
5.00%	09/30/20	Baa2	362	371,179
6.25%	09/30/40	Baa2	40	41,655
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.00%	06/01/21	Baa2	318	301,122
Sr. Unsec’d. Notes, 144A
6.50%	03/15/35	Baa2	260	241,668
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
8.875%	06/01/39	A1	246	340,817
MetLife, Inc.,
Sr. Unsec’d. Notes
6.75%	06/01/16	A3	295	343,367
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
5.125%	06/10/14	Aa3	300	327,768
New York Life Insurance Co.,
Sub. Notes, 144A
6.75%	11/15/39	Aa2	171	194,790
Northwestern Mutual Life Insurance,
Notes, 144A
6.063%	03/30/40	Aa2	540	569,151
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.25%	06/15/39	A3	123	160,295
Pacific LifeCorp,
Sr. Notes, 144A
6.00%	02/10/20	Baa1	379	406,409
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	Baa3	368	385,362

				4,410,498

Manufacturing — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes
5.25%	12/06/17	Aa2	500	553,912

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Manufacturing (cont’d.)
Tyco Electronics Group SA,
Gtd. Notes (Luxembourg)
6.00%	10/01/12	Baa2	$305	$323,406

				877,318

Media — 0.5%
Comcast Corp.,
Gtd. Notes
4.95%	06/15/16	Baa1	300	329,322
5.70%	05/15/18	Baa1	400	446,304
6.40%	03/01/40	Baa1	325	347,823
COX Communications, Inc.,
Unsec’d. Notes
4.625%	06/01/13	Baa2	310	329,170
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
4.75%	10/01/14	Baa2	545	596,569
5.875%	10/01/19	Baa2	200	221,814
6.35%	03/15/40	Baa2	300	315,574
Discovery Communications LLC,
Gtd. Notes
3.70%	06/01/15	Baa2	384	404,042
6.35%	06/01/40	Baa2	77	81,785
NBCUniversal Media LLC,
Sr. Unsec’d. Notes, 144A
3.65%	04/30/15	Baa2	400	419,965
5.15%	04/30/20	Baa2	350	369,566
6.40%	04/30/40	Baa2	200	214,949
News America, Inc.,
Gtd. Notes
6.15%	03/01/37	Baa1	335	339,348
Time Warner Cable, Inc.,
Gtd. Notes
5.85%	05/01/17	Baa2	200	224,911
6.75%	07/01/18	Baa2	295	342,109
Time Warner, Inc.,
Gtd. Notes
6.20%	03/15/40	Baa2	500	512,238
Viacom, Inc.,
Sr. Unsec’d. Notes
3.50%	04/01/17	Baa1	208	211,600
6.75%	10/05/37	Baa1	315	346,926

				6,054,015

Metals & Mining
ArcelorMittal,
Sr. Unsec’d. Notes (Luxembourg)
3.75%	03/01/16	Baa3	468	473,230

Office Equipment
Xerox Corp.,
Sr. Unsec’d. Notes
5.50%	05/15/12	Baa2	300	311,914

Oil, Gas & Consumable Fuels — 0.6%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17	Ba1	686	786,385

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Apache Corp.,
Sr. Unsec’d. Notes
5.10%	09/01/40	A3	$120	$115,262
BP Capital Markets PLC,
Gtd. Notes (United Kingdom)
3.125%	10/01/15	A2	155	159,138
3.625%	05/08/14	A2	500	525,561
4.742%	03/11/21	A2	600	618,961
Marathon Petroleum Corp.,
Gtd. Notes, 144A
5.125%	03/01/21	Baa2	630	647,670
Motiva Enterprises LLC,
Notes, 144A
5.75%	01/15/20	A2	300	332,621
Sr. Unsec’d. Notes, 144A
6.85%	01/15/40	A2	305	351,807
National Grid PLC,
Sr. Unsec’d. Notes (United Kingdom)
6.30%	08/01/16	Baa1	157	180,342
Nexen, Inc.,
Sr. Unsec’d. Notes (Canada)
6.40%	05/15/37	Baa3	550	548,633
Petrobras International Finance Co.,
Gtd. Notes (Cayman Islands)
3.875%	01/27/16	A3	208	211,810
5.375%	01/27/21	A3	500	513,405
5.75%	01/20/20	A3	411	438,436
6.875%	01/20/40	A3	133	141,613
Sempra Energy,
Sr. Unsec’d. Notes
2.00%	03/15/14	Baa1	600	605,660
Suncor Energy, Inc.,
Sr. Unsec’d. Notes (Canada)
6.10%	06/01/18	Baa2	605	688,058

				6,865,362

Pharmaceuticals — 0.2%
Express Scripts, Inc.,
Gtd. Notes
3.125%	05/15/16	Baa3	275	276,695
6.25%	06/15/14	Baa3	500	563,061
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
4.125%	09/15/20	Baa3	395	380,813
Sanofi,
Sr. Unsec’d. Notes (France)
4.00%	03/29/21	A2	700	700,078

				1,920,647

Pipelines — 0.3%
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
5.35%	03/15/20	Baa2	630	667,758
El Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
4.10%	11/15/15	Ba1	488	507,393

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Midcontinent Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.45%	09/15/14	Ba1	$420	$460,852
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
3.95%	09/15/15	Baa3	350	367,119
5.00%	02/01/21	Baa3	65	66,095
Southern Natural Gas Co./Southern Natural Issuing Corp.,
Sr. Unsec’d. Notes, 144A
4.40%	06/15/21	Baa3	102	100,320
Spectra Energy Capital LLC,
Gtd. Notes
5.65%	03/01/20	Baa2	350	377,715
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.95%	06/15/16	Baa3	58	57,822
4.60%	06/15/21	Baa3	75	74,067
Western Gas Partners LP,
Gtd. Notes
5.375%	06/01/21	BB+(d)	314	323,341

				3,002,482

Real Estate Investment Trusts — 0.6%
BioMed Realty LP,
Gtd. Notes
3.85%	04/15/16	Baa3	280	282,209
6.125%	04/15/20	Baa3	540	574,472
Brandywine Operating Partnership LP,
Gtd. Notes
5.70%	05/01/17	Baa3	464	497,420
Camden Property Trust,
Sr. Unsec’d. Notes
5.375%	12/15/13	Baa1	550	599,420
CommonWealth REIT,
Sr. Unsec’d. Notes
5.75%	11/01/15	Baa2	42	44,806
Developers Diversified Realty Corp.,
Sr. Unsec’d. Notes
4.75%	04/15/18	Baa3	114	112,376
5.375%	10/15/12	Baa3	638	656,749
Digital Realty Trust LP,
Gtd. Notes
4.50%	07/15/15	Baa2	100	104,078
5.25%	03/15/21	Baa2	134	133,305
Duke Realty LP,
Sr. Unsec’d. Notes
6.25%	05/15/13	Baa2	554	596,989
Equity One, Inc.,
Gtd. Notes
5.375%	10/15/15	Baa3	39	41,142
6.25%	12/15/14	Baa3	900	983,349
ERP Operating LP,
Sr. Unsec’d. Notes
4.75%	07/15/20	Baa1	114	115,604
5.20%	04/01/13	Baa1	151	160,830
5.75%	06/15/17	Baa1	185	205,098

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Real Estate Investment Trusts (cont’d.)
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
6.00%	07/15/12	Baa1	$500	$522,915
Liberty Property LP,
Sr. Unsec’d. Notes
4.75%	10/01/20	Baa2	168	168,550
6.375%	08/15/12	Baa2	500	525,574
PPF Funding, Inc.,
Notes, 144A
5.125%	06/01/15	Baa2	40	41,805
Simon Property Group LP,
Sr. Unsec’d. Notes
4.20%	02/01/15	A3	300	319,135
Tanger Properties LP,
Sr. Unsec’d. Notes
6.125%	06/01/20	Baa2	244	269,830
6.15%	11/15/15	Baa2	315	351,598

				7,307,254

Real Estate Operation & Development — 0.1%
Post Apartment Homes LP,
Sr. Unsec’d. Notes
6.30%	06/01/13	Baa3	551	590,433

Retail & Merchandising
CVS Caremark Corp.,
Sr. Unsec’d. Notes
4.125%	05/15/21	Baa2	320	311,807
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.80%	04/15/40	A1	260	270,449

				582,256

Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.50%	08/15/15	A2	400	405,204
5.35%	09/01/40	A2	600	568,720
6.30%	01/15/38	A2	435	460,655
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.15%	09/15/19	Baa3	125	125,721
6.45%	06/15/21	Baa3	497	491,319
7.60%	09/15/39	Baa3	200	192,376
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
4.95%	09/30/14	Baa2	620	646,454
Telefonica Emisiones SAU,
Gtd. Notes (Spain)
5.134%	04/27/20	Baa1	110	109,039
5.462%	02/16/21	Baa1	153	155,322
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.10%	04/15/18	A3	300	343,784
6.40%	02/15/38	A3	400	433,513

				3,932,107

Tobacco — 0.1%
Reynolds American, Inc.,
Gtd. Notes
6.75%	06/15/17	Baa3	660	762,021

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

Utilities — 0.1%
Tennessee Valley Authority,
Sr. Unsec’d. Notes
3.875%	02/15/21	Aaa	$1,190	$1,222,388

TOTAL CORPORATE BONDS (cost $70,590,412)				71,744,669

FOREIGN GOVERNMENT BOND
Mexico Government International Bond,
Sr. Unsec’d. Notes (Mexico)
(cost $210,837)
6.05%	01/11/40	Baa1	208	221,312

MUNICIPAL BONDS — 0.1%
California — 0.1%
State of California,
General Obligation Unlimited
7.55%	04/01/39	A1	300	344,910

Illinois
State of Illinois,
General Obligation Unlimited
5.665%	03/01/18	A1	140	145,225
5.877%	03/01/19	A1	80	82,229

				227,454

TOTAL MUNICIPAL BONDS (cost $567,343)				572,364

RESIDENTIAL MORTGAGE-BACKED SECURITY
Banc of America Funding Corp.,
Series 2010-R4, Class 2A1, 144A
(cost $52,986)
4.50%	03/26/37	AA(d)	53	53,586

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 10.4%
Federal Home Loan Mortgage Corp.
4.00%	TBA		1,000	999,062
4.50%	07/01/39-02/01/41		1,341	1,389,982
4.50%	TBA		2,500	2,582,422
5.00%	06/01/40-08/01/40		1,824	1,945,650
5.50%	06/01/38-07/01/40		5,155	5,580,501
Federal National Mortgage Assoc.
3.50%	12/01/25-07/01/41		8,736	8,430,998
4.00%	12/01/25-03/01/41		8,741	8,778,946
4.00%	TBA		6,000	6,000,000
4.50%	07/01/39-05/01/41		16,144	16,736,942
4.50%	TBA		500	530,000
4.50%	TBA		3,000	3,103,593
5.00%	05/01/19-08/01/40		12,111	12,934,023
5.00%	TBA		542	579,046
5.00%	TBA		500	531,704
5.00%	TBA		4,000	4,250,000
5.50%	01/01/23-05/01/38		11,263	12,247,330
5.50%	TBA		32	35,080
5.50%	TBA		2,100	2,270,625
6.00%	02/01/34-09/01/39		12,550	13,822,036
6.00%	TBA		1,000	1,098,438
Government National Mortgage Assoc.
4.00%	09/15/25-10/15/25		789	831,885
4.50%	03/15/39-03/20/41		3,487	3,682,455

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Continued)
Government National Mortgage Assoc. (cont’d.)
4.50%	TBA	$5,000	$5,276,560
4.50%	TBA	4,000	4,209,376
5.00%	08/15/39- 09/15/40	1,944	2,114,598
5.00%	TBA	2,000	2,166,250

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(cost $121,452,815)			122,127,502

U.S. TREASURY OBLIGATIONS — 10.3%
U.S. Treasury Bonds
4.375%	05/15/41	835	833,697
4.75%	02/15/41	5,796	6,160,968
U.S. Treasury Inflationary Indexed Bonds, TIPS
2.125%	02/15/40- 02/15/41	8,830	9,929,091
U.S. Treasury Notes
0.75%	06/15/14	32,387	32,349,043
1.00%	10/31/11- 05/15/14	47,285	47,491,183
1.50%	06/30/16	796	786,297
2.375%	06/30/18	5,798	5,754,515
3.125%	04/30/17- 05/15/21	16,568	16,661,182
3.625%	02/15/21	568	592,273

TOTAL U.S. TREASURY OBLIGATIONS (cost $120,445,906)			120,558,249

TOTAL LONG-TERM INVESTMENTS (cost $1,115,719,146)			1,167,863,483

		Shares
SHORT-TERM INVESTMENTS — 15.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.8%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $173,261,736; includes $42,945,398 of cash collateral for securities on loan)(b)(w)(Note 4)		173,261,736	173,261,736

		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.4%
U.S. Treasury Bills
0.001%	09/15/11	$822	821,966
0.009%	09/15/11(k)	1	1,000
0.028%	09/15/11	161	160,993
0.03%	09/15/11	26	25,999
0.041%	09/08/11	127	126,996
0.045%	09/15/11	3,622	3,621,848
0.051%	09/08/11(k)	55	54,998

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,813,628)			4,813,800

TOTAL SHORT-TERM INVESTMENTS (cost $178,075,364)			178,075,536

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 114.7% (cost $1,293,794,510)			1,345,939,019

	Shares	Value (Note 2)
SECURITIES SOLD SHORT — (9.6)%
COMMON STOCKS — (8.4)%
Aerospace & Defense — (0.6)%
Boeing Co. (The)	20,510	$(1,516,304)
General Dynamics Corp.	26,170	(1,950,189)
Northrop Grumman Corp.	23,160	(1,606,146)
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	68,970	(1,517,340)

		(6,589,979)

Automobile Manufacturers — (0.1)%
PACCAR, Inc.	15,900	(812,331)

Biotechnology — (0.5)%
Acorda Therapeutics, Inc.*	25,720	(831,013)
Celgene Corp.*	45,640	(2,753,005)
Dendreon Corp.*	22,390	(883,061)
Life Technologies Corp.*	17,510	(911,746)

		(5,378,825)

Chemicals — (0.2)%
RPM International, Inc.	44,120	(1,015,642)
Valspar Corp. (The)	40,630	(1,465,118)

		(2,480,760)

Commercial Banks — (0.3)%
Northern Trust Corp.	80,850	(3,715,866)

Consumer Products & Services — (0.1)%
Colgate-Palmolive Co.	16,490	(1,441,391)

Distribution/Wholesale — (0.1)%
Fastenal Co.	42,370	(1,524,896)

Diversified Financial Services — (0.4)%
CBOE Holdings, Inc.	105,170	(2,587,182)
Federated Investors, Inc.
(Class B Stock)	95,560	(2,278,151)

		(4,865,333)

Electric Utilities — (0.2)%
Duke Energy Corp.	84,010	(1,581,908)
Entergy Corp.	15,050	(1,027,614)

		(2,609,522)

Entertainment & Leisure — (0.1)%
Pinnacle Entertainment, Inc.*	61,740	(919,926)

Foods — (0.5)%
H.J. Heinz Co.	27,440	(1,462,003)
Hormel Foods Corp.	53,580	(1,597,220)
SUPERVALU, Inc.	107,240	(1,009,128)
Sysco Corp.	41,840	(1,304,571)
Weis Markets, Inc.	7,790	(317,287)
Winn-Dixie Stores, Inc.*	37,180	(314,171)

		(6,004,380)

Healthcare Products — (0.1)%
St. Jude Medical, Inc.	22,640	(1,079,475)

Hotels & Motels — (0.1)%
Las Vegas Sands Corp.*	41,220	(1,739,896)

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SECURITIES SOLD SHORT (Continued)	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Household Products — (0.2)%
Church & Dwight Co., Inc.	36,040	$(1,461,062)
Kimberly-Clark Corp.	15,710	(1,045,657)

		(2,506,719)

Machinery & Equipment — (0.1)%
Applied Industrial Technologies, Inc.	37,550	(1,337,156)

Metals & Mining — (0.1)%
Nucor Corp.	23,930	(986,395)

Miscellaneous Manufacturers — (0.1)%
3M Co.	14,390	(1,364,892)

Oil, Gas & Consumable Fuels — (1.2)%
Chesapeake Energy Corp.	90,010	(2,672,397)
ConocoPhillips	48,150	(3,620,398)
Diamond Offshore Drilling, Inc.	27,610	(1,944,020)
Goodrich Petroleum Corp.*	74,570	(1,372,834)
Noble Energy, Inc.	15,030	(1,347,139)
W&T Offshore, Inc.	72,890	(1,903,887)
WGL Holdings, Inc.	21,150	(814,063)

		(13,674,738)

Pharmaceuticals — (0.4)%
Bristol-Myers Squibb Co.	53,200	(1,540,672)
Eli Lilly & Co.	38,250	(1,435,522)
Forest Laboratories, Inc.*	35,540	(1,398,144)

		(4,374,338)

Real Estate Investment Trusts — (0.5)%
Digital Realty Trust, Inc.	60,170	(3,717,303)
Regency Centers Corp.	54,080	(2,377,897)

		(6,095,200)

Restaurants — (0.2)%
Chipotle Mexican Grill, Inc.*	7,000	(2,157,330)

Retail & Merchandising — (0.5)%
Abercrombie & Fitch Co. (Class A Stock)	23,790	(1,592,027)
J.C. Penney Co., Inc.	33,870	(1,169,870)
Limited Brands, Inc.	44,410	(1,707,565)
Williams-Sonoma, Inc.	31,950	(1,165,855)

		(5,635,317)

Semiconductors — (0.5)%
ARM Holdings PLC, ADR (United Kingdom)	90,600	(2,575,758)
Marvell Technology Group Ltd. (Bermuda)*	123,400	(1,822,001)
NVIDIA Corp.*	103,060	(1,642,261)

		(6,040,020)

Software — (0.6)%
Cerner Corp.*	11,460	(700,321)
Citrix Systems, Inc.*	26,150	(2,092,000)
Intuit, Inc.*	38,690	(2,006,463)
SAP AG, ADR (Germany)	37,500	(2,274,375)

		(7,073,159)

SECURITIES SOLD SHORT (Continued)	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Telecommunications — (0.7)%
America Movil SAB de CV (Class L Stock), ADR (Mexico)	47,000	$(2,532,360)
Frontier Communications Corp.	74,130	(598,229)
Motorola Mobility Holdings, Inc.*	97,270	(2,143,831)
Nokia Oyj, ADR (Finland)	384,600	(2,469,132)

		(7,743,552)

TOTAL COMMON STOCKS (proceeds received $94,845,996)		(98,151,396)

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — (1.2)%
Federal Home Loan Mortgage Corp.
4.50%	TBA	$300	(309,891)
Federal National Mortgage Assoc.
3.50%	TBA	1,600	(1,530,000)
5.00%	TBA	500	(531,704)
5.00%	TBA	4,000	(4,250,000)
5.50%	TBA	1,800	(1,946,250)
Government National Mortgage Assoc.
4.50%	TBA	2,500	(2,638,280)
4.50%	07/01/41	3,000	(3,157,032)

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(proceeds received $14,383,078)			(14,363,157)

TOTAL SECURITIES SOLD SHORT (proceeds received $109,229,074)			(112,514,553)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT(o) — 105.1% (cost $1,184,565,436)			1,233,424,466
Other liabilities in excess of other assets(x) — (5.1)%			(59,883,877)

NET ASSETS — 100.0%			$1,173,540,589

The following abbreviations are used in the Portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CHIX	European Equity Exchange

CVA	Certificate Van Aandelen (Bearer)

MTN	Medium Term Note

REIT	Real Estate Investment Trust

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

XEQT	Equiduct Stock Exchange

XLON	London Stock Exchange

XNYS	New York Stock Exchange

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $42,364,501; cash collateral of $42,945,398 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.
(d)	Standard & Poor’s rating.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of June 30, 2011, 143 securities representing $73,485,625 and 6.3% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation
Long Positions:
1,115	S&P 500 E-Mini	Sep. 2011	$71,078,988	$73,339,125	$2,260,137

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$755,277,869	$73,319,202	$166,423
Preferred Stocks	3,257,019	—	—
Asset-Backed Securities	—	412,296	—
Commercial Mortgage-Backed Securities	—	20,152,992	—
Corporate Bonds	—	71,744,669	—
Foreign Government Bonds	—	221,312	—
Municipal Bonds	—	572,364	—
Residential Mortgage-Backed Security	—	53,586	—
U.S. Government Mortgage-Backed Obligations	—	122,127,502	—
U.S. Treasury Obligations	—	125,372,049	—
Affiliated Money Market Mutual Fund	173,261,736	—	—
Short Sales – Common Stocks	(98,151,396)	—	—
Short Sales – U.S. Government Mortgage-Backed Obligations	—	(14,363,157)	—
Other Financial Instruments*
Futures	2,260,137	—	—

Total	$835,905,365	$399,612,815	$166,423

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (3.7% represents investments purchased with collateral from securities on loan)	14.8%
U.S. Treasury Obligations	10.7
U.S. Government Mortgage-Backed Obligations	10.4
Oil, Gas & Consumable Fuels	8.2
Commercial Banks	6.9
Retail & Merchandising	4.6
Pharmaceuticals	4.2
Diversified Financial Services	3.8
Telecommunications	3.6
Electric Utilities	3.1
Computers	2.7
Chemicals	2.5
Insurance	2.5
Software	2.4
Machinery & Equipment	2.4
Metals & Mining	2.2
Foods	1.8
Automobile Manufacturers	1.8
Commercial Mortgage-Backed Securities	1.7
Internet Services	1.6
Real Estate Investment Trusts	1.6
Healthcare Products	1.5
Commercial Services	1.3
Aerospace & Defense	1.3
Media	1.2
Semiconductors	1.2
Real Estate Operation & Development	1.2
Electronic Components & Equipment	1.0
Transportation	1.0
Construction & Engineering	0.9
Biotechnology	0.9

Beverages	0.8%
Apparel & Textile	0.8
Hotels & Motels	0.7
Consumer Products & Services	0.7
Auto Parts & Equipment	0.7
Healthcare Services	0.6
Manufacturing	0.6
Miscellaneous Manufacturers	0.6
Hand/Machine Tools	0.5
Farming & Agriculture	0.5
Toys	0.4
Building Materials	0.3
Distribution/Wholesale	0.3
Pipelines	0.3
Entertainment & Leisure	0.2
Personal Products	0.2
Advertising	0.2
Office Equipment	0.1
Airlines	0.1
Holding Companies	0.1
Containers & Packaging	0.1
Water	0.1
Utilities	0.1
Agriculture	0.1
Computer Hardware	0.1
Home Builders	0.1
Machinery	0.1
Tobacco	0.1
Environmental Control	0.1
Municipal Bonds	0.1

114.7
Securities Sold Short	(9.6)
Other liabilities in excess of other assets	(5.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker-variation margin	$2,260,137	*	—	$—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$26,350	$26,350
Equity contracts	155,510	972,486	—	1,127,996

Total	$155,510	$972,486	$26,350	$1,154,346

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(9,007)	$(9,007)
Equity contracts	1,695,772	—	1,695,772

Total	$1,695,772	$(9,007)	$1,686,765

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts – Long Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(3)
$59,835,522	$356,417	$4,193

(1)	Value at Trade Date.
(2)	Value at Settlement Date Payable.
(3)	Value at Settlement Date Receivable.

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value, including securities on loan of $42,364,501:
Unaffiliated investments (cost $1,120,532,774)	$1,172,677,283
Affiliated investments (cost $173,261,736)	173,261,736
Cash	4,340,984
Foreign currency, at value (cost $2,458)	4,357
Receivable for investments sold	33,084,490
Dividends and interest receivable	2,637,384
Receivable for fund share sold	1,794,179
Due from broker-variation margin	607,435
Tax reclaim receivable	291,293
Prepaid expenses	485

Total Assets	1,388,699,626

LIABILITIES:
Securities sold short, at value
(proceeds received $109,229,074)	112,514,553
Payable for investments purchased	58,841,031
Payable to broker for collateral for securities on loan	42,945,398
Advisory fees payable	361,526
Accrued expenses and other liabilities	280,738
Dividends payable on securities sold short	162,019
Payable for fund share repurchased	47,338
Shareholder servicing fees payable	5,910
Affiliated transfer agent fee payable	524

Total Liabilities	215,159,037

NET ASSETS	$1,173,540,589

Net assets were comprised of:
Paid-in capital	$1,089,341,028
Retained earnings	84,199,561

Net assets, June 30, 2011	$1,173,540,589

Net asset value and redemption price per share, $1,173,540,589 / 117,889,121 outstanding shares of beneficial interest	$9.95

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $431,008 foreign withholding tax)	$6,651,438
Unaffiliated interest income	3,562,571
Affiliated dividend income	134,192
Affiliated income from securities lending, net	51,429

10,399,630

EXPENSES
Advisory fees	4,286,107
Dividend expense on short sales	1,573,363
Custodian and accounting fees	629,000
Shareholder servicing fees and expenses	504,248
Broker fees and expenses on short sales	264,634
Audit fee	12,000
Trustees’ fees	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	4,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	3,000
Loan interest expense (Note 7)	120
Miscellaneous	19,856

Total expenses	7,315,328
Less: shareholder servicing fee waiver	(39,699)

Net expenses	7,275,629

NET INVESTMENT INCOME	3,124,001

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	35,349,846
Futures transactions	972,846
Short sales transactions	(6,173,332)
Foreign currency transactions	(151,019)

29,998,341

Net change in unrealized appreciation (depreciation) on:
Investments	(4,918,509)
Futures	1,695,772
Short sales	3,212,242
Foreign currencies	16,881

6,386

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	30,004,727

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,128,728

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,124,001	$2,113,418
Net realized gain on investment and foreign currency transactions	29,998,341	36,546,545
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,386	31,816,540

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	33,128,728	70,476,503

DISTRIBUTIONS	(38,644,048)	(1,616,659)

FUND SHARE TRANSACTIONS:
Fund share sold [36,032,626 and 57,420,377 shares, respectively]	367,676,718	521,438,338
Fund share issued in reinvestment of distributions [3,988,034 and 187,765 shares, respectively]	38,644,048	1,616,659
Fund share repurchased [1,287,479 and 17,826,066 shares, respectively]	(12,925,944)	(152,677,189)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	393,394,822	370,377,808

TOTAL INCREASE IN NET ASSETS	387,879,502	439,237,652
NET ASSETS:
Beginning of period	785,661,087	346,423,435

End of period	$1,173,540,589	$785,661,087

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST FIRST TRUST BALANCED TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 98.3%		Value (Note 2)
COMMON STOCKS — 65.0%	Shares

Aerospace & Defense — 2.3%
BAE Systems PLC (United Kingdom)	6,198,344	$31,684,603
Cubic Corp.	116,949	5,963,230
Huntington Ingalls Industries, Inc.*(a)	79,527	2,743,681
Northrop Grumman Corp.	492,236	34,136,567

		74,528,081

Auto Components — 1.3%
American Axle & Manufacturing Holdings, Inc.*(a)	456,899	5,199,510
TRW Automotive Holdings Corp.*(a)	638,460	37,688,294

		42,887,804

Automobiles — 0.7%
Honda Motor Co. Ltd., ADR (Japan)	301,856	11,654,660
Toyota Motor Corp., ADR (Japan)(a)	142,686	11,760,180

		23,414,840

Biotechnology — 0.1%
Emergent Biosolutions, Inc.*	153,309	3,457,118

Capital Markets — 1.5%
Deutsche Bank AG (Germany)(a)	204,652	12,123,584
Man Group PLC (United Kingdom)	7,033,522	26,753,731
UBS AG (Switzerland)*(a)	661,857	12,085,509

		50,962,824

Commercial Banks — 6.6%
Banco Santander SA, ADR (Spain)(a)	1,066,955	12,280,652
Bank of China Ltd. (Class H Stock) (China)	63,451,000	31,056,613
Bank of Communications Co. Ltd. (Class H Stock) (China)	34,284,000	32,940,264
Barclays PLC, ADR (United Kingdom)(a)	640,174	10,518,059
BOC Hong Kong Holdings Ltd. (Hong Kong)	10,808,806	31,485,662
FNB Corp.(a)	3,240,481	33,538,978
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	43,452,000	33,142,864
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)(a)	2,380,279	11,496,748
Mizuho Financial Group, Inc. (Japan)(a)	3,208,712	10,524,575
Sumitomo Mitsui Financial Group, Inc., ADR (Japan)	1,757,253	10,807,106

		217,791,521

Commercial Services & Supplies — 2.3%
Avery Dennison Corp.(a)	831,525	32,121,811
Deluxe Corp.	329,835	8,150,223
RR Donnelley & Sons Co.(a)	1,775,848	34,824,379

		75,096,413

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Consumer Finance — 0.3%
First Cash Financial Services, Inc.*	133,594	$5,609,612
World Acceptance Corp.*(a)	70,872	4,647,077

		10,256,689

Diversified Consumer Services — 0.1%
K12, Inc.*	136,545	4,525,101

Diversified Financial Services — 0.4%
ING Groep NV, ADR (Netherlands)*(a)	1,063,489	13,155,359

Diversified Telecommunication Services — 6.1%
AT&T, Inc.	2,326,972	73,090,190
BT Group PLC, ADR (United Kingdom)(a)	1,268,341	41,474,751
CenturyLink, Inc.	809,320	32,720,808
China Unicom Hong Kong Ltd., ADR (Hong Kong)(a)	796,323	16,141,467
France Telecom SA, ADR (France)	592,378	12,611,728
Nippon Telegraph & Telephone Corp., ADR (Japan)	533,478	12,899,498
Telecom Italia SpA, ADR (Italy)	868,717	12,075,166

		201,013,608

Electric Utilities — 3.6%
Cleco Corp.	1,020,862	35,577,041
Edison International	908,882	35,219,177
Korea Electric Power Corp., ADR (South Korea)*	1,052,374	13,965,003
Pinnacle West Capital Corp.	784,489	34,972,520

		119,733,741

Electrical Equipment — 0.2%
Franklin Electric Co., Inc.	103,106	4,840,827

Electronic Equipment, Instruments & Components — 2.1%
DTS, Inc.*	75,568	3,064,282
Hitachi Ltd., ADR (Japan)(a)	844,240	50,282,935
Vishay Intertechnology, Inc.*(a)	961,382	14,459,185

		67,806,402

Energy Equipment & Services — 0.8%
Hornbeck Offshore Services, Inc.*(a)	116,057	3,191,568
RPC, Inc.(a)	938,715	23,036,066

		26,227,634

Food & Staples Retailing — 0.1%
Andersons, Inc. (The)	79,292	3,350,087

Food Products — 1.2%
B&G Foods, Inc.	206,918	4,266,649
Kraft Foods, Inc. (Class A Stock)	1,032,131	36,361,975

		40,628,624

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Healthcare Providers & Services — 0.4%
Kindred Healthcare, Inc.*	171,449	$3,681,010
Molina Healthcare, Inc.*	203,841	5,528,168
MWI Veterinary Supply, Inc.*	54,392	4,393,242

		13,602,420

Healthcare Technology — 0.1%
Computer Programs & Systems, Inc.	47,791	3,033,773

Hotels, Restaurants & Leisure — 1.3%
BJ’s Restaurants, Inc.*(a)	120,507	6,309,747
Ladbrokes PLC (United Kingdom)	15,074,815	36,872,290

		43,182,037

Household Durables — 1.8%
iRobot Corp.*(a)	112,986	3,987,276
Leggett & Platt, Inc.	1,427,338	34,798,500
Panasonic Corp., ADR (Japan)	975,524	11,940,414
Sony Corp., ADR (Japan)(a)	358,868	9,470,527

		60,196,717

Insurance — 3.7%
Allstate Corp. (The)	1,039,670	31,741,125
American Equity Investment Life
Holding Co.(a)	262,605	3,337,709
Cincinnati Financial Corp.(a)	971,181	28,339,062
Employers Holdings, Inc.	177,828	2,982,176
Manulife Financial Corp. (Canada)	698,960	12,343,634
RSA Insurance Group PLC (United Kingdom)	14,380,862	31,135,800
Sun Life Financial, Inc. (Canada)	394,204	11,857,656

		121,737,162

Internet Software & Services — 0.4%
Constant Contact, Inc.*(a)	127,516	3,236,356
LivePerson, Inc.*(a)	220,614	3,119,482
QuinStreet, Inc.*(a)	203,062	2,635,745
RightNow Technologies, Inc.*	141,534	4,585,701

		13,577,284

Leisure Equipment & Products — 0.1%
Sturm Ruger & Co., Inc.(a)	81,604	1,791,208

Machinery — 0.2%
NN, Inc.*	401,745	6,010,105

Metals & Mining — 1.5%
Cliffs Natural Resources, Inc.(a)	386,643	35,745,145
POSCO, ADR (South Korea)	128,022	13,905,750

		49,650,895

Multi-Utilities — 5.2%
Alliant Energy Corp.	847,679	34,466,628
Black Hills Corp.(a)	1,068,872	32,162,358
DTE Energy Co.	696,655	34,846,683
Integrys Energy Group, Inc.	674,544	34,968,361
NiSource, Inc.(a)	1,727,118	34,974,140

		171,418,170

Multiline Retail — 0.6%
Dillard’s, Inc. (Class A Stock)	385,607	20,105,549

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels — 2.9%
Chevron Corp.	320,558	$32,966,185
Eni SpA, ADR (Italy)	270,374	12,856,284
PetroChina Co. Ltd. (Class H Stock) (China)	24,572,000	36,090,997
Repsol YPF SA, ADR (Spain)	392,315	13,636,869

		95,550,335

Paper & Forest Products — 1.2%
Clearwater Paper Corp.*	49,151	3,356,030
MeadWestvaco Corp.	1,101,610	36,694,629

		40,050,659

Pharmaceuticals — 2.5%
Impax Laboratories, Inc.*	290,356	6,326,857
Merck & Co., Inc.	1,016,739	35,880,719
Pfizer, Inc.	1,735,358	35,748,375
Viropharma, Inc.*	329,324	6,092,494

		84,048,445

Professional Services — 0.3%
CoStar Group, Inc.*(a)	92,056	5,457,080
Insperity, Inc.	115,335	3,415,069

		8,872,149

Semiconductors & Semiconductor Equipment — 7.3%
Brooks Automation, Inc.*	417,927	4,538,687
Diodes, Inc.*	196,973	5,140,995
Fairchild Semiconductor
International, Inc.*	801,508	13,393,199
FEI Co.*	168,022	6,416,760
GT Solar International, Inc.*(a)	806,824	13,070,549
Intel Corp.	1,497,203	33,178,018
International Rectifier Corp.*	443,725	12,410,988
KLA-Tencor Corp.	752,043	30,442,701
Lam Research Corp.*	665,220	29,455,942
MKS Instruments, Inc.	315,961	8,347,690
Novellus Systems, Inc.*(a)	570,379	20,613,497
Photronics, Inc.*(a)	531,889	4,505,100
Rubicon Technology, Inc.*(a)	99,671	1,680,453
STMicroelectronics NV
(Netherlands)(a)	2,892,377	28,808,075
Varian Semiconductor Equipment
Associates, Inc.*	473,183	29,072,363

		241,075,017

Software — 0.5%
Ebix, Inc.*(a)	169,723	3,233,223
NetScout Systems, Inc.*	180,464	3,769,893
Radiant Systems, Inc.*	175,066	3,658,879
Ultimate Software Group, Inc.*(a)	110,307	6,004,010

		16,666,005

Specialty Retail — 1.0%
DSW, Inc. (Class A Stock)*(a)	123,350	6,242,743
Genesco, Inc.*	103,184	5,375,886
Jos. A. Bank Clothiers, Inc.*	121,057	6,054,061
Rent-A-Center, Inc.	410,936	12,558,204
Zumiez, Inc.*(a)	132,445	3,307,152

		33,538,046

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Textiles, Apparel & Luxury Goods — 0.6%
Maidenform Brands, Inc.*	100,078	$2,768,157
Steven Madden Ltd.*(a)	184,513	6,921,083
Timberland Co. (The) (Class A Stock)*	261,346	11,230,038

		20,919,278

Thrifts & Mortgage Finance — 0.9%
First Niagara Financial Group, Inc.	2,247,861	29,671,765

Wireless Telecommunication Services — 2.8%
MetroPCS Communications, Inc.*	2,230,914	38,394,030
NTT DoCoMo, Inc., ADR (Japan)(a)	697,471	12,491,706
VimpelCom Ltd., ADR (Bermuda)	939,810	11,991,975
Vodafone Group PLC (United Kingdom)	11,623,226	30,836,331

		93,714,042

TOTAL COMMON STOCKS (cost $2,081,314,661)		2,148,087,734

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#

CORPORATE BONDS — 33.3%
Air Freight & Logistics — 0.4%
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.125%	01/15/21		Aa3	$8,000	7,597,576
6.20%	01/15/38		Aa3	6,075	7,012,360

					14,609,936

Beverages — 0.8%
Bottling Group LLC,
Gtd. Notes
6.95%	03/15/14		Aa3	8,400	9,629,457
Coca-Cola Co. (The),
Sr. Unsec’d. Notes(a)
1.50%	11/15/15		Aa3	9,300	9,130,480
PepsiCo, Inc.,
Sr. Unsec’d. Notes
5.00%	06/01/18		Aa3	6,700	7,421,369

					26,181,306

Capital Markets — 2.4%
Goldman Sachs Group, Inc. (The),
Sr. Notes(a)
6.00%	06/15/20		A1	11,300	12,158,664
Sr. Unsec’d. Notes
5.15%	01/15/14		A1	5,900	6,299,666
Sub. Notes
5.625%	01/15/17		A2	3,300	3,493,505
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
6.15%	04/25/13		A2	11,700	12,562,688
6.875%	04/25/18	(a)	A2	5,655	6,256,794
Sub. Notes
6.11%	01/29/37		A3	11,200	10,501,098

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Capital Markets (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes
5.30%	03/01/13		A2	$11,400	$12,053,311
Sr. Unsec’d. Notes, MTN
5.55%	04/27/17		A2	14,600	15,476,657

					78,802,383

Chemicals — 0.5%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.25%	11/15/20	(a)	Baa3	6,900	6,734,083
8.55%	05/15/19		Baa3	6,300	8,123,497

					14,857,580

Commercial Banks — 2.7%
HSBC Holdings PLC,
Sub. Notes (United Kingdom)
6.50%	05/02/36		A1	11,400	11,728,001
KeyCorp,
Sr. Unsec’d. Notes, MTN
3.75%	08/13/15		Baa1	10,300	10,633,308
5.10%	03/24/21		Baa1	10,900	11,101,574
PNC Funding Corp.,
Bank Gtd. Notes
5.25%	11/15/15		Baa1	8,700	9,479,616
Wachovia Corp
Sub. Notes
5.25%	08/01/14		A2	17,100	18,328,891
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.625%	12/11/17		A1	8,800	9,720,515
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15		Aa3	7,955	8,508,549
5.95%	08/26/36		Aa3	8,950	9,114,975

					88,615,429

Computers & Peripherals — 0.5%
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
6.125%	03/01/14		A2	13,800	15,480,329

Consumer Finance — 1.3%
American Express Co.,
Sr. Unsec’d. Notes
8.125%	05/20/19		A3	9,500	12,043,977
8.15%	03/19/38		A3	7,100	9,423,447
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	05/02/13		A2	11,500	12,380,221
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.50%	01/19/16		A3	9,500	10,387,509

					44,235,154

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Diversified Financial Services — 2.8%
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.50%	04/11/13		A3	$12,425	$13,191,324
6.875%	03/05/38	(a)	A3	7,500	8,346,353
Sub. Notes
5.00%	09/15/14		Baa1	12,300	12,889,883
6.125%	08/25/36		Baa1	8,500	8,168,951
Unsec’d. Notes
8.50%	05/22/19		A3	9,400	11,652,757
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.60%	01/15/16		Aa3	12,000	11,834,736
4.25%	10/15/20	(a)	Aa3	13,000	12,718,355
6.40%	05/15/38		Aa3	8,500	9,593,508
JPMorgan Chase Bank NA,
Sub. Notes
6.00%	10/01/17		Aa2	4,500	5,000,724

					93,396,591

Diversified Telecommunication Services — 1.6%
AT&T, Inc.,
Sr. Unsec’d. Notes(a)
6.30%	01/15/38		A2	8,900	9,424,904
Qwest Corp.,
Sr. Unsec’d. Notes
8.375%	05/01/16		Baa3	11,600	13,688,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.00%	04/01/16		A3	9,300	9,499,141
5.25%	04/15/13		A3	9,000	9,663,678
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.75%	12/01/30		A3	8,570	10,710,400

					52,986,123

Electric Utilities — 3.4%
Carolina Power & Light Co.,
First Mortgage
5.30%	01/15/19		A1	7,900	8,818,004
Commonwealth Edison Co.,
First Mortgage
1.625%	01/15/14		Baa1	9,100	9,164,164
6.15%	09/15/17		Baa1	4,200	4,860,815
Duke Energy Corp.,
Sr. Unsec’d. Notes
6.30%	02/01/14		Baa2	1,550	1,730,981
FirstEnergy Solutions Corp.,
Gtd. Notes
6.05%	08/15/21		Baa2	13,840	14,892,518
Florida Power Corp.,
First Mortgage
6.40%	06/15/38		A2	7,436	8,591,331
Georgia Power Co.,
Sr. Unsec’d. Notes
4.25%	12/01/19		A3	4,935	5,144,565

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.75%	04/01/18		Baa1	$10,100	$11,357,188
6.125%	04/01/36		Baa1	11,212	12,074,091
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
5.95%	09/01/13		Baa1	9,445	10,301,322
6.375%	01/15/15		Baa1	3,900	4,436,952
6.80%	09/01/18		Baa1	7,900	9,232,627
7.00%	09/01/22		Baa1	3,600	4,291,970
Southern Power Co.,
Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	8,200	8,952,112

					113,848,640

Food & Staples Retailing — 1.2%
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
1.50%	10/25/15		Aa2	8,400	8,290,204
3.20%	05/15/14		Aa2	5,700	6,023,350
3.625%	07/08/20		Aa2	11,500	11,301,245
6.50%	08/15/37		Aa2	12,200	14,011,468

					39,626,267

Industrial Conglomerates — 1.7%
General Electric Capital Corp.,
Notes, MTN
5.625%	09/15/17		Aa2	11,500	12,696,265
Sr. Unsec’d. Notes
2.10%	01/07/14		Aa2	14,000	14,198,660
5.50%	01/08/20		Aa2	13,900	14,885,482
Sr. Unsec’d. Notes, MTN
6.75%	03/15/32		Aa2	12,350	13,721,492

					55,501,899

Insurance — 1.2%
Allstate Life Global Funding Trusts,
Sr. Sec’d. Notes, MTN(a)
5.375%	04/30/13		A1	10,854	11,697,388
MetLife, Inc.,
Sr. Unsec’d. Notes
5.70%	06/15/35		A3	12,050	12,082,403
7.717%	02/15/19		A3	14,100	17,066,950

					40,846,741

IT Services — 0.5%
International Business Machines Corp.,
Sr. Unsec’d. Notes
5.70%	09/14/17		Aa3	12,800	14,881,856

Media — 2.3%
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		Baa1	5,200	7,233,933
Comcast Corp.,
Gtd. Notes
5.15%	03/01/20	(a)	Baa1	5,100	5,491,124
6.95%	08/15/37		Baa1	10,600	11,966,064

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Media (cont’d.)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.55%	03/15/15		Baa2	$8,900	$9,298,791
4.75%	10/01/14		Baa2	12,600	13,792,250
Time Warner, Inc.,
Gtd. Notes
7.70%	05/01/32		Baa2	11,320	13,667,213
Viacom, Inc.,
Sr. Unsec’d. Notes
6.25%	04/30/16		Baa1	11,200	12,881,871

					74,331,246

Multi-Utilities — 2.6%
CenterPoint Energy Houston Electric LLC, Series U,
General Refinance Mortgage
7.00%	03/01/14		A3	5,450	6,231,159
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18		A3	6,200	7,627,897
Constellation Energy Group, Inc.,
Sr. Unsec’d. Notes
4.55%	06/15/15		Baa3	6,573	6,995,052
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
1.80%	03/15/14		Baa2	11,300	11,406,921
4.45%	03/15/21	(a)	Baa2	8,100	8,254,184
NiSource Finance Corp.,
Gtd. Notes
6.125%	03/01/22		Baa3	9,200	10,135,622
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.50%	10/01/20		A3	6,800	6,464,447
6.05%	03/01/34		A3	11,500	12,160,100
Sempra Energy,
Sr. Unsec’d. Notes
6.50%	06/01/16		Baa1	10,400	12,044,136
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
5.40%	04/30/18		A3	4,300	4,816,894

					86,136,412

Oil, Gas & Consumable Fuels — 4.3%
CenterPoint Energy Resource Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/13		Baa2	4,420	4,913,519
Chevron Corp.,
Sr. Unsec’d. Notes
3.95%	03/03/14		Aa1	6,800	7,327,932
4.95%	03/03/19		Aa1	10,800	12,068,050
ConocoPhillips,
Gtd. Notes
4.60%	01/15/15		A1	9,400	10,382,742
4.75%	02/01/14		A1	7,236	7,895,518
5.75%	02/01/19		A1	10,200	11,730,357
6.50%	02/01/39		A1	11,500	13,433,633

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.95%	02/15/18	Baa2	$13,800	$15,375,615
6.85%	02/15/20	Baa2	11,000	12,718,596
Sr. Unsec’d. Notes, MTN
6.95%	01/15/38	Baa2	12,350	13,413,421
Oneok Partners LP,
Gtd. Notes
6.85%	10/15/37	Baa2	9,000	10,018,296
Valero Energy Corp.,
Gtd. Notes
6.625%	06/15/37	Baa2	10,100	10,530,826
Williams Partners LP,
Sr. Unsec’d. Notes
3.80%	02/15/15	Baa3	11,700	12,255,691

				142,064,196

Pharmaceuticals — 1.5%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.125%	04/01/19	A1	13,300	14,631,796
5.60%	11/30/17	A1	4,147	4,805,971
5.875%	05/15/16	A1	10,150	11,819,766
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.35%	03/15/15	A1	7,500	8,456,085
Wyeth,
Gtd. Notes
5.95%	04/01/37	A1	10,200	10,946,038

				50,659,656

Real Estate Investment Trust – Other REIT — 0.3%
Simon Property Group LP,
Sr. Unsec’d. Notes(a)
4.375%	03/01/21	A3	11,100	10,925,186

Tobacco — 0.7%
Altria Group, Inc.,
Gtd. Notes
9.25%	08/06/19	Baa1	11,000	14,343,406
10.20%	02/06/39	Baa1	7,200	10,326,701

				24,670,107

Wireless Telecommunication Services — 0.6%
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
5.55%	02/01/14	A2	6,000	6,613,380
8.50%	11/15/18	A2	10,500	13,634,912

				20,248,292

TOTAL CORPORATE BONDS (cost $1,077,081,611)				1,102,905,329

TOTAL LONG-TERM INVESTMENTS (cost $3,158,396,272)				3,250,993,063

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SHORT-TERM INVESTMENT — 10.5%

	Shares	Value (Note 2)

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $347,333,214;includes $307,195,309 of cash collateral for securities on loan)(b)(w) (Note 4)	347,333,214	$347,333,214

TOTAL INVESTMENTS(o) — 108.8% (cost $3,505,729,486)		3,598,326,277
Liabilities in excess of other assets — (8.8)%		(291,546,990)

NET ASSETS — 100.0%		$3,306,779,287

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

MTN	Medium Term Note

REIT	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $302,084,303; cash collateral of $307,195,309 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2011, five securities representing $164,716,400 and 5.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,983,371,334	$164,716,400	$—
Corporate Bonds	—	1,102,905,329	—
Affiliated Money Market Mutual Fund	347,333,214	—	—

Total	$2,330,704,548	$1,267,621,729	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (9.3% represents investments purchased with collateral from securities on loan)	10.5%
Commercial Banks	9.3
Multi-Utilities	7.8
Diversified Telecommunication Services	7.7
Semiconductors & Semiconductor Equipment	7.3
Oil, Gas & Consumable Fuels	7.2
Electric Utilities	7.0
Insurance	4.9
Pharmaceuticals	4.0
Capital Markets	3.9
Wireless Telecommunication Services	3.4
Diversified Financial Services	3.2
Commercial Services & Supplies	2.3
Aerospace & Defense	2.3
Media	2.3
Electronic Equipment, Instruments & Components	2.1
Household Durables	1.8
Industrial Conglomerates	1.7
Consumer Finance	1.6
Metals & Mining	1.5
Hotels, Restaurants & Leisure	1.3
Food & Staples Retailing	1.3
Auto Components	1.3

Food Products	1.2%
Paper & Forest Products	1.2
Specialty Retail	1.0
Thrifts & Mortgage Finance	0.9
Energy Equipment & Services	0.8
Beverages	0.8
Tobacco	0.7
Automobiles	0.7
Textiles, Apparel & Luxury Goods	0.6
Multiline Retail	0.6
Software	0.5
Computers & Peripherals	0.5
IT Services	0.5
Chemicals	0.5
Air Freight & Logistics	0.4
Healthcare Providers & Services	0.4
Internet Software & Services	0.4
Real Estate Investment Trust – Other REIT	0.3
Professional Services	0.3
Machinery	0.2
Electrical Equipment	0.2
Diversified Consumer Services	0.1
Biotechnology	0.1
Healthcare Technology	0.1
Leisure Equipment & Products	0.1

108.8
Liabilities in excess of other assets	(8.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011

ASSETS:
Investments at value, including securities on loan of $302,084,303:
Unaffiliated investments (cost $3,158,396,272)	$3,250,993,063
Affiliated investments (cost $347,333,214)	347,333,214
Dividends and interest receivable	24,538,814
Receivable for investments sold	6,117,614
Receivable for fund share sold	2,471,172
Tax reclaim receivable	147,972
Prepaid expenses	2,267

Total Assets	3,631,604,116

LIABILITIES:
Payable to broker for collateral for securities on loan	307,195,309
Payable for investments purchased	13,990,658
Payable to custodian	2,127,639
Advisory fees payable	768,370
Payable for fund share repurchased	608,518
Accrued expenses and other liabilities	120,036
Shareholder servicing fees payable	13,775
Affiliated transfer agent fee payable	524

Total Liabilities	324,824,829

NET ASSETS	$3,306,779,287

Net assets were comprised of:
Paid-in capital	$3,206,816,181
Retained earnings	99,963,106

Net assets, June 30, 2011	$3,306,779,287

Net asset value and redemption price per share, $3,306,779,287 / 332,639,276 outstanding shares of beneficial interest	$9.94

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $448,888 foreign withholding tax)	$28,381,657
Unaffiliated interest income	22,116,718
Affiliated income from securities lending, net	483,429
Affiliated dividend income	45,563

51,027,367

EXPENSES
Advisory fees	13,085,321
Shareholder servicing fees and expenses	1,539,450
Custodian and accounting fees	214,000
Trustees’ fees	16,000
Insurance expenses	13,000
Audit fee	12,000
Commitment fee on syndicated credit agreement	12,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	4,000
Miscellaneous	6,405

Total expenses	14,913,176
Less: advisory fee waiver and/or expense reimbursement	(246,035)
Less: shareholder servicing fee waiver	(350,260)

Net expenses	14,316,881

NET INVESTMENT INCOME	36,710,486

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	256,681,033
Foreign currency transactions	(22,570)

256,658,463

Net change in unrealized appreciation (depreciation) on:
Investments	(193,615,731)
Foreign currencies	7,181

(193,608,550)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	63,049,913

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$99,760,399

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$36,710,486	$51,213,915
Net realized gain on investment and foreign currency transactions	256,658,463	188,149,395
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(193,608,550)	58,752,183

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	99,760,399	298,115,493

DISTRIBUTIONS	(51,220,021)	(32,324,867)

FUND SHARE TRANSACTIONS:
Fund share sold [50,045,702 and 128,768,174 shares, respectively]	500,380,246	1,157,954,211
Fund share issued in reinvestment of distributions [5,264,134 and 3,811,895 shares, respectively]	51,220,021	32,324,867
Fund share repurchased [8,177,785 and 39,532,764 shares, respectively]	(80,788,327)	(340,483,960)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	470,811,940	849,795,118

TOTAL INCREASE IN NET ASSETS	519,352,318	1,115,585,744

NET ASSETS:
Beginning of period	2,787,426,969	1,671,841,225

End of period	$3,306,779,287	$2,787,426,969

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 98.4%		Value (Note 2)
COMMON STOCKS — 79.0%	Shares

Aerospace & Defense — 1.8%
BAE Systems PLC (United Kingdom)	11,973,742	$61,207,197
Cubic Corp.	509,653	25,987,207

		87,194,404

Auto Components — 1.7%
American Axle & Manufacturing Holdings, Inc.*(a)	884,952	10,070,754
TRW Automotive Holdings Corp.*	1,236,612	72,997,206

		83,067,960

Automobiles — 0.7%
Honda Motor Co. Ltd., ADR (Japan)	438,493	16,930,215
Toyota Motor Corp., ADR (Japan)(a)	207,274	17,083,523

		34,013,738

Biotechnology — 0.3%
Emergent Biosolutions, Inc.*	668,110	15,065,881

Capital Markets — 1.8%
Deutsche Bank AG (Germany)(a)	297,287	17,611,282
Man Group PLC (United Kingdom)	13,587,107	51,681,904
UBS AG (Switzerland)*(a)	961,447	17,556,022

		86,849,208

Commercial Banks — 6.9%
Banco Santander SA, ADR (Spain)(a)	1,549,912	17,839,487
Bank of China Ltd. (Class H Stock) (China)	122,571,000	59,993,383
Bank of Communications Co. Ltd. (Class H Stock) (China)	66,228,000	63,632,242
Barclays PLC, ADR (United Kingdom)(a)	929,948	15,279,046
BOC Hong Kong Holdings Ltd. (Hong Kong)	20,878,694	60,818,881
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	83,940,000	64,024,947
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)(a)	3,457,714	16,700,759
Mizuho Financial Group, Inc. (Japan)(a)	4,661,135	15,288,523
Sumitomo Mitsui Financial Group, Inc., ADR (Japan)(a)	2,552,675	15,698,951

		329,276,219

Commercial Services & Supplies — 0.3%
Deluxe Corp.	638,850	15,785,984

Communications Equipment — 0.5%
Research In Motion Ltd. (Canada)*	810,524	23,383,617

Computers & Peripherals — 2.0%
Apple, Inc.*	153,626	51,567,639
SanDisk Corp.*(a)	1,032,815	42,861,823

		94,429,462

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Consumer Finance — 0.9%
First Cash Financial Services, Inc.*	582,196	$24,446,410
World Acceptance Corp.*(a)	308,860	20,251,950

		44,698,360

Diversified Consumer Services — 0.4%
K12, Inc.*	595,057	19,720,189

Diversified Financial Services — 0.4%
ING Groep NV, ADR (Netherlands)*(a)	1,544,876	19,110,116

Diversified Telecommunication Services — 4.8%
AT&T, Inc.	2,253,516	70,782,937
BT Group PLC, ADR (United Kingdom)(a)	2,456,610	80,331,147
China Unicom Hong Kong Ltd., ADR (Hong Kong)(a)	1,156,777	23,447,870
France Telecom SA, ADR (France)(a)	860,517	18,320,407
Nippon Telegraph & Telephone Corp., ADR (Japan)	774,956	18,738,436
Telecom Italia SpA, ADR (Italy)(a)	1,261,939	17,540,952

		229,161,749

Electric Utilities — 0.4%
Korea Electric Power Corp., ADR (South Korea)*	1,528,733	20,286,287

Electrical Equipment — 0.4%
Franklin Electric Co., Inc.	449,332	21,096,137

Electronic Equipment, Instruments & Components — 2.8%
DTS, Inc.*	329,321	13,353,966
Hitachi Ltd., ADR (Japan)(a)	1,527,953	91,004,881
Vishay Intertechnology, Inc.*(a)	1,862,067	28,005,488

		132,364,335

Energy Equipment & Services — 1.2%
Hornbeck Offshore Services, Inc.*(a)	505,769	13,908,647
RPC, Inc.(a)	1,818,168	44,617,843

		58,526,490

Food & Staples Retailing — 0.3%
Andersons, Inc. (The)	345,549	14,599,445

Food Products — 1.9%
B&G Foods, Inc.	901,739	18,593,858
Kraft Foods, Inc. (Class A Stock)	1,999,098	70,428,223

		89,022,081

Healthcare Providers & Services — 1.2%
Kindred Healthcare, Inc.*(a)	747,166	16,041,654
Molina Healthcare, Inc.*	888,330	24,091,509
MWI Veterinary Supply, Inc.*(a)	237,036	19,145,398

		59,278,561

Healthcare Technology — 0.3%
Computer Programs & Systems, Inc.	208,268	13,220,853

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Hotels, Restaurants & Leisure — 3.4%
BJ’s Restaurants, Inc.*(a)	525,161	$27,497,430
Ladbrokes PLC (United Kingdom)	29,120,993	71,228,583
Starbucks Corp.	1,645,739	64,990,233

		163,716,246

Household Durables — 1.0%
iRobot Corp.*(a)	492,390	17,376,443
Panasonic Corp., ADR (Japan)	1,417,096	17,345,255
Sony Corp., ADR (Japan)(a)	521,310	13,757,371

		48,479,069

Insurance — 2.6%
American Equity Investment Life Holding Co.(a)	1,144,420	14,545,578
Employers Holdings, Inc.	774,966	12,996,180
Manulife Financial Corp. (Canada)(a)	1,015,346	17,931,011
RSA Insurance Group PLC (United Kingdom)	27,780,437	60,147,029
Sun Life Financial, Inc. (Canada)	572,641	17,225,041

		122,844,839

Internet & Catalog Retail — 2.6%
NetFlix, Inc.*(a)	241,534	63,448,567
priceline.com, Inc.*	116,268	59,521,077

		122,969,644

Internet Software & Services — 2.5%
Baidu, Inc., ADR (Cayman Islands)*	443,540	62,153,260
Constant Contact, Inc.*(a)	555,706	14,103,818
LivePerson, Inc.*(a)	961,421	13,594,493
QuinStreet, Inc.*(a)	884,937	11,486,482
RightNow Technologies, Inc.*	616,797	19,984,223

		121,322,276

Leisure Equipment & Products — 0.2%
Sturm Ruger & Co., Inc.	355,628	7,806,035

Machinery — 1.2%
Joy Global, Inc.	468,888	44,656,893
NN, Inc.*	778,127	11,640,780

		56,297,673

Metals & Mining — 1.9%
Cliffs Natural Resources, Inc.(a)	748,875	69,233,494
POSCO, ADR (South Korea)	185,972	20,200,278

		89,433,772

Multiline Retail — 0.8%
Dillard’s, Inc. (Class A Stock)	746,865	38,941,541

Oil, Gas & Consumable Fuels — 2.3%
Eni SpA, ADR (Italy)	392,760	18,675,738
PetroChina Co. Ltd. (Class H Stock) (China)	47,470,000	69,723,247
Repsol YPF SA, ADR (Spain)	569,896	19,809,585

		108,208,570

Paper & Forest Products — 0.3%
Clearwater Paper Corp.*	214,194	14,625,166

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Pharmaceuticals — 4.0%
Impax Laboratories, Inc.*	1,265,360	$27,572,194
Merck & Co., Inc.	1,969,289	69,496,209
Pfizer, Inc.	3,361,157	69,239,834
Viropharma, Inc.*	1,435,177	26,550,775

		192,859,012

Professional Services — 0.8%
CoStar Group, Inc.*(a)	401,177	23,781,773
Insperity, Inc.	502,625	14,882,726

		38,664,499

Semiconductors & Semiconductor Equipment — 15.1%
Altera Corp.	1,254,667	58,153,815
Broadcom Corp. (Class A Stock)*	1,270,162	42,728,250
Brooks Automation, Inc.*	809,468	8,790,822
Diodes, Inc.*	858,397	22,404,162
Fairchild Semiconductor International, Inc.*	1,552,414	25,940,838
FEI Co.*	732,229	27,963,825
GT Solar International, Inc.*(a)	1,562,709	25,315,886
Intel Corp.	2,899,882	64,261,385
International Rectifier Corp.*	859,436	24,038,425
KLA-Tencor Corp.(a)	2,192,349	88,746,288
Lam Research Corp.*(a)	1,824,335	80,781,554
Micron Technology, Inc.*(a)	4,287,969	32,074,008
MKS Instruments, Inc.	611,974	16,168,353
Novellus Systems, Inc.*(a)	1,104,748	39,925,593
Photronics, Inc.*(a)	1,030,196	8,725,760
Rubicon Technology, Inc.*(a)	434,358	7,323,276
STMicroelectronics NV (Netherlands)(a)	5,602,149	55,797,404
Varian Semiconductor Equipment Associates, Inc.*	916,496	56,309,514
Xilinx, Inc.	1,147,816	41,860,850

		727,310,008

Software — 1.5%
Ebix, Inc.*(a)	739,644	14,090,218
NetScout Systems, Inc.*	786,459	16,429,129
Radiant Systems, Inc.*	762,929	15,945,216
Ultimate Software Group, Inc.*(a)	480,712	26,165,154

		72,629,717

Specialty Retail — 3.0%
DSW, Inc. (Class A Stock)*(a)	238,912	12,091,336
Genesco, Inc.*(a)	449,674	23,428,016
Jos. A. Bank Clothiers, Inc.*(a)	527,564	26,383,476
Rent-A-Center, Inc.	795,927	24,323,529
Ross Stores, Inc.	530,826	42,529,779
Zumiez, Inc.*(a)	577,192	14,412,484

		143,168,620

Textiles, Apparel & Luxury Goods — 1.3%
Maidenform Brands, Inc.*	436,131	12,063,384
Steven Madden Ltd.*	804,094	30,161,566
Timberland Co. (The) (Class A Stock)*	506,193	21,751,113

		63,976,063

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)			Shares	Value (Note 2)

Wireless Telecommunication Services — 3.5%
MetroPCS Communications, Inc.*(a)			4,320,980	$74,364,066
NTT DoCoMo, Inc., ADR (Japan)(a)			1,013,182	18,146,089
VimpelCom Ltd., ADR (Bermuda)			1,365,213	17,420,118
Vodafone Group PLC (United Kingdom)			22,453,335	59,568,528

				169,498,801

TOTAL COMMON STOCKS (cost $3,724,174,223)				$3,792,902,627

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CORPORATE BONDS — 19.4%
Air Freight & Logistics — 0.3%
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.125%	01/15/21	Aa3	$7,000	6,647,879
6.20%	01/15/38	Aa3	4,720	5,448,287

				12,096,166

Beverages — 0.5%
Bottling Group LLC,
Gtd. Notes
6.95%	03/15/14	Aa3	8,400	9,629,458
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.50%	11/15/15	Aa3	7,170	7,039,305
PepsiCo, Inc.,
Sr. Unsec’d. Notes
5.00%	06/01/18	Aa3	5,000	5,538,335

				22,207,098

Capital Markets — 1.4%
Goldman Sachs Group, Inc. (The),
Sr. Notes(a)
6.00%	06/15/20	A1	9,000	9,683,892
Sr. Unsec’d. Notes
5.15%	01/15/14	A1	5,000	5,338,700
Sub. Notes
5.625%	01/15/17	A2	2,600	2,752,459
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
6.15%	04/25/13	A2	9,400	10,093,099
6.875%	04/25/18	A2	4,900	5,421,448
Sub. Notes
6.11%	01/29/37	A3	10,080	9,450,988
Morgan Stanley,
Sr. Unsec’d. Notes
5.30%	03/01/13	A2	11,000	11,630,388
Sr. Unsec’d. Notes, MTN
5.55%	04/27/17	A2	12,510	13,261,163

				67,632,137

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Chemicals — 0.3%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.25%	11/15/20	(a)	Baa3	$6,700	$6,538,892
8.55%	05/15/19		Baa3	5,900	7,607,719

					14,146,611

Commercial Banks — 1.6%
HSBC Holdings PLC,
Sub. Notes (United Kingdom)
6.50%	05/02/36		A1	9,600	9,876,211
KeyCorp,
Sr. Unsec’d. Notes
5.10%	03/24/21		Baa1	11,100	11,305,272
Sr. Unsec’d. Notes, MTN
3.75%	08/13/15		Baa1	8,200	8,465,352
PNC Funding Corp.,
Bank Gtd. Notes
5.25%	11/15/15		Baa1	8,436	9,191,958
Wachovia Corp.,
Sub. Notes
5.25%	08/01/14		A2	13,000	13,934,245
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.625%	12/11/17		A1	10,050	11,101,270
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15		Aa3	6,700	7,166,220
5.95%	08/26/36		Aa3	7,015	7,144,308

					78,184,836

Computers & Peripherals — 0.2%
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
6.125%	03/01/14		A2	6,600	7,403,636

Consumer Finance — 0.7%
American Express Co.,
Sr. Unsec’d. Notes
8.125%	05/20/19		A3	7,500	9,508,403
8.15%	03/19/38		A3	5,900	7,830,751
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN(a)
5.875%	05/02/13		A2	9,270	9,979,535
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.50%	01/19/16		A3	7,600	8,310,007

					35,628,696

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Diversified Financial Services — 1.6%
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.50%	04/11/13		A3	$10,200	$10,829,095
6.875%	03/05/38		A3	5,800	6,454,513
Sub. Notes
5.00%	09/15/14		Baa1	10,800	11,317,946
6.125%	08/25/36		Baa1	8,200	7,880,635
Unsec’d. Notes
8.50%	05/22/19		A3	8,500	10,537,067
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.60%	01/15/16	(a)	Aa3	8,200	8,087,070
4.25%	10/15/20		Aa3	11,000	10,761,685
6.40%	05/15/38		Aa3	7,200	8,126,266
JPMorgan Chase Bank NA,
Sub. Notes
6.00%	10/01/17		Aa2	4,000	4,445,088

					78,439,365

Diversified Telecommunication Services — 0.9%
AT&T, Inc.,
Sr. Unsec’d. Notes(a)
6.30%	01/15/38		A2	7,900	8,365,926
Qwest Corp.,
Sr. Unsec’d. Notes
8.375%	05/01/16		Baa3	10,200	12,036,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.00%	04/01/16		A3	6,700	6,843,467
Sr. Unsec’d. Notes
5.25%	04/15/13		A3	7,500	8,053,065
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes(a)
7.75%	12/01/30		A3	7,450	9,310,675

					44,609,133

Electric Utilities — 2.0%
Carolina Power & Light Co.,
First Mortgage
5.30%	01/15/19		A1	5,750	6,418,167
Commonwealth Edison Co.,
First Mortgage
1.625%	01/15/14		Baa1	8,700	8,761,344
6.15%	09/15/17		Baa1	3,800	4,397,881
Duke Energy Corp.,
Sr. Unsec’d. Notes
6.30%	02/01/14		Baa2	1,150	1,284,276
FirstEnergy Solutions Corp.,
Gtd. Notes
6.05%	08/15/21		Baa2	10,950	11,782,737
Florida Power Corp.,
First Mortgage
6.40%	06/15/38		A2	6,800	7,856,516

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Georgia Power Co.,
Sr. Unsec’d. Notes
4.25%	12/01/19		A3	$4,000	$4,169,860
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.75%	04/01/18		Baa1	8,975	10,092,154
6.125%	04/01/36		Baa1	8,800	9,476,632
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
5.95%	09/01/13		Baa1	9,335	10,181,348
6.375%	01/15/15		Baa1	2,900	3,299,272
6.80%	09/01/18		Baa1	6,200	7,245,859
7.00%	09/01/22		Baa1	3,400	4,053,528
Southern Power Co.,
Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	5,600	6,113,638

					95,133,212

Food & Staples Retailing — 0.7%
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
1.50%	10/25/15		Aa2	7,600	7,500,661
3.20%	05/15/14		Aa2	5,800	6,129,022
3.625%	07/08/20	(a)	Aa2	9,900	9,728,898
6.50%	08/15/37		Aa2	10,400	11,944,203

					35,302,784

Industrial Conglomerates — 0.9%
General Electric Capital Corp.,
Notes, MTN
5.625%	09/15/17		Aa2	9,400	10,377,816
Sr. Unsec’d. Notes
2.10%	01/07/14		Aa2	11,620	11,784,888
5.50%	01/08/20		Aa2	9,900	10,601,890
Sr. Unsec’d. Notes, MTN
6.75%	03/15/32		Aa2	10,850	12,054,914

					44,819,508

Insurance — 0.7%
Allstate Life Global Funding Trusts,
Sr. Sec’d. Notes, MTN
5.375%	04/30/13		A1	10,000	10,777,030
MetLife, Inc.,
Sr. Unsec’d. Notes
5.70%	06/15/35		A3	9,600	9,625,814
7.717%	02/15/19		A3	12,300	14,888,191

					35,291,035

IT Services — 0.3%
International Business Machines Corp.,
Sr. Unsec’d. Notes
5.70%	09/14/17		Aa3	11,700	13,602,947

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Media — 1.4%
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		Baa1	$4,400	$6,121,020
Comcast Corp.,
Gtd. Notes
5.15%	03/01/20	(a)	Baa1	5,800	6,244,808
6.95%	08/15/37		Baa1	9,800	11,062,965
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.55%	03/15/15		Baa2	6,600	6,895,733
4.75%	10/01/14		Baa2	11,900	13,026,014
Time Warner, Inc.,
Gtd. Notes
7.70%	05/01/32		Baa2	9,600	11,590,569
Viacom, Inc.,
Sr. Unsec’d. Notes
6.25%	04/30/16		Baa1	9,800	11,271,637

					66,212,746

Multi-Utilities — 1.5%
CenterPoint Energy Houston Electric LLC, Series U,
General Refinance Mortgage
7.00%	03/01/14		A3	5,219	5,967,050
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18		A3	4,700	5,782,438
Constellation Energy Group, Inc.,
Sr. Unsec’d. Notes
4.55%	06/15/15		Baa3	4,795	5,102,887
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
1.80%	03/15/14		Baa2	6,500	6,561,503
4.45%	03/15/21		Baa2	6,400	6,521,824
NiSource Finance Corp.,
Gtd. Notes
6.125%	03/01/22		Baa3	8,300	9,144,093
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.50%	10/01/20		A3	4,400	4,182,878
6.05%	03/01/34		A3	10,900	11,525,660
Sempra Energy,
Sr. Unsec’d. Notes
6.50%	06/01/16		Baa1	8,100	9,380,529
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
5.40%	04/30/18		A3	5,190	5,813,879

					69,982,741

Oil, Gas & Consumable Fuels — 2.5%
CenterPoint Energy Resource Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/13		Baa2	3,900	4,335,458

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Chevron Corp.,
Sr. Unsec’d. Notes
3.95%	03/03/14	Aa1	$5,700	$6,142,531
4.95%	03/03/19	Aa1	8,600	9,609,743
ConocoPhillips,
Gtd. Notes
4.60%	01/15/15	A1	8,275	9,140,127
4.75%	02/01/14	A1	6,800	7,419,779
5.75%	02/01/19	A1	8,800	10,120,308
6.50%	02/01/39	A1	10,000	11,681,420
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.95%	02/15/18	Baa2	11,800	13,147,265
6.85%	02/15/20	Baa2	9,500	10,984,242
Sr. Unsec’d. Notes, MTN
6.95%	01/15/38	Baa2	10,300	11,186,902
Oneok Partners LP,
Gtd. Notes
6.85%	10/15/37	Baa2	7,400	8,237,266
Valero Energy Corp.,
Gtd. Notes
6.625%	06/15/37	Baa2	8,935	9,316,131
Williams Partners LP,
Sr. Unsec’d. Notes
3.80%	02/15/15	Baa3	10,200	10,684,449

				122,005,621

Pharmaceuticals — 0.9%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.125%	04/01/19	A1	10,300	11,331,391
5.60%	11/30/17	A1	3,750	4,345,886
5.875%	05/15/16	A1	8,800	10,247,679
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.35%	03/15/15	A1	6,500	7,328,607
Wyeth,
Gtd. Notes
5.95%	04/01/37	A1	9,000	9,658,269

				42,911,832

Real Estate Investment Trust – Other REIT — 0.2%
Simon Property Group LP,
Sr. Unsec’d. Notes(a)
4.375%	03/01/21	A3	9,000	8,858,259

Tobacco — 0.4%
Altria Group, Inc.,
Gtd. Notes
9.25%	08/06/19	Baa1	9,900	12,909,065
10.20%	02/06/39	Baa1	6,000	8,605,584

				21,514,649

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Wireless Telecommunication Services — 0.4%
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
5.55%	02/01/14	A2	$5,000	$5,511,150
8.50%	11/15/18	A2	9,400	12,206,492

				17,717,642

TOTAL CORPORATE BONDS (cost $917,451,548)				933,700,654

TOTAL LONG-TERM INVESTMENTS (cost $4,641,625,771)				4,726,603,281

			Shares
SHORT-TERM INVESTMENT — 11.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $540,193,611;includes $487,180,337 of cashcollateral for securities on loan) (b)(w)(Note 4)			540,193,611	540,193,611

TOTAL INVESTMENTS(o) — 109.6% (cost $5,181,819,382)				5,266,796,892
Liabilities in excess of other assets — (9.6)%				(462,308,643)

NET ASSETS — 100.0%				$4,804,488,249

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

MTN	Medium Term Note

REIT	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $479,147,181; cash collateral of $487,180,337 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2011, five securities representing $318,192,700 and 6.6% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,474,709,927	$318,192,700	$—
Corporate Bonds	—	933,700,654	—
Affiliated Money Market Mutual Fund	540,193,611	—	—

Total	$4,014,903,538	$1,251,893,354	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Semiconductors & Semiconductor Equipment	15.1%
Affiliated Money Market Mutual Fund (10.1% represents investments purchased with collateral from securities on loan)	11.2
Commercial Banks	8.5
Diversified Telecommunication Services	5.7
Pharmaceuticals	4.9
Oil, Gas & Consumable Fuels	4.8
Wireless Telecommunication Services	3.9
Hotels, Restaurants & Leisure	3.4
Insurance	3.3
Capital Markets	3.2
Specialty Retail	3.0
Electronic Equipment, Instruments & Components	2.8
Internet & Catalog Retail	2.6
Internet Software & Services	2.5
Electric Utilities	2.4
Computers & Peripherals	2.2
Diversified Financial Services	2.0
Metals & Mining	1.9
Food Products	1.9
Aerospace & Defense	1.8
Auto Components	1.7
Consumer Finance	1.6
Software	1.5

Multi-Utilities	1.5%
Media	1.4
Textiles, Apparel & Luxury Goods	1.3
Healthcare Providers & Services	1.2
Energy Equipment & Services	1.2
Machinery	1.2
Food & Staples Retailing	1.0
Household Durables	1.0
Industrial Conglomerates	0.9
Multiline Retail	0.8
Professional Services	0.8
Automobiles	0.7
Communications Equipment	0.5
Beverages	0.5
Tobacco	0.4
Electrical Equipment	0.4
Diversified Consumer Services	0.4
Commercial Services & Supplies	0.3
Biotechnology	0.3
Paper & Forest Products	0.3
Chemicals	0.3
IT Services	0.3
Healthcare Technology	0.3
Air Freight & Logistics	0.3
Real Estate Investment Trust – Other REIT	0.2
Leisure Equipment & Products	0.2

109.6
Liabilities in excess of other assets	(9.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED )

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011

ASSETS:
Investments at value, including securities on loan of $479,147,181:
Unaffiliated investments (cost $4,641,625,771)	$4,726,603,281
Affiliated investments (cost $540,193,611)	540,193,611
Cash	6,220,948
Dividends and interest receivable	26,776,670
Receivable for fund share sold	7,869,794
Receivable for investments sold	1,437,488
Tax reclaim receivable	198,130
Prepaid expenses	2,988

Total Assets	5,309,302,910

LIABILITIES:
Payable to broker for collateral for securities on loan	487,180,337
Payable for investments purchased	16,306,847
Advisory fees payable	1,074,574
Accrued expenses and other liabilities	233,011
Shareholder servicing fees payable	19,368
Affiliated transfer agent fee payable	524

Total Liabilities	504,814,661

NET ASSETS	$4,804,488,249

Net assets were comprised of:
Paid-in capital	$4,555,272,082
Retained earnings	249,216,167

Net assets, June 30, 2011	$4,804,488,249

Net asset value and redemption price per share, $4,804,488,249 / 475,164,396 outstanding shares of beneficial interest	$10.11

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $1,843,506 foreign withholding tax)	$31,949,453
Unaffiliated interest income	18,391,965
Affiliated income from securities lending, net	1,288,717
Affiliated dividend income	69,184

51,699,319

EXPENSES
Advisory fees	19,352,813
Shareholder servicing fees and expenses	2,276,801
Custodian and accounting fees	350,000
Trustees’ fees	21,000
Commitment fee on syndicated credit agreement	20,000
Insurance expenses	17,000
Audit fee	12,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	4,000
Miscellaneous	12,097

Total expenses	22,078,711
Less: advisory fee waiver and/or expense reimbursement	(788,352)
Less: shareholder servicing fee waiver	(571,465)

Net expenses	20,718,894

NET INVESTMENT INCOME	30,980,425

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	504,672,238
Foreign currency transactions	30,463

504,702,701

Net change in unrealized appreciation (depreciation) on:
Investments	(418,221,376)
Foreign currencies	10,527

(418,210,849)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	86,491,852

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$117,472,277

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$30,980,425	$47,054,775
Net realized gain on investment and foreign currency transactions	504,702,701	281,311,596
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(418,210,849)	195,563,770

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	117,472,277	523,930,141

DISTRIBUTIONS	(47,051,186)	(27,033,591)

FUND SHARE TRANSACTIONS:
Fund share sold [81,643,752 and 232,134,334 shares, respectively]	835,427,674	2,035,338,600
Fund share issued in reinvestment of distributions [4,806,046 and 3,292,764 shares, respectively]	47,051,186	27,033,591
Fund share repurchased [17,841,821 and 116,373,430 shares, respectively]	(178,685,183)	(948,475,168)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	703,793,677	1,113,897,023

TOTAL INCREASE IN NET ASSETS	774,214,768	1,610,793,573
NET ASSETS:
Beginning of period	4,030,273,481	2,419,479,908

End of period	$4,804,488,249	$4,030,273,481

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 96.7%		Value (Note 2)
COMMON STOCKS — 96.5%	Shares

Australia — 8.1%
CFS Retail Property Trust, REIT	1,119,100	$2,181,456
Charter Hall Office, REIT	381,800	1,376,328
Charter Hall Retail, REIT	281,266	967,680
Commonwealth Property Office Fund, REIT	1,975,596	1,994,910
Dexus Property Group, REIT	3,204,870	3,036,287
FKP Property Group	622,200	469,209
Goodman Group, REIT	4,325,900	3,279,474
GPT Group, REIT	1,133,520	3,853,111
Investa Office Fund, REIT	3,017,814	2,092,722
Mirvac Group, REIT	376,264	506,072
Stockland, REIT	1,225,789	4,496,157
Westfield Group, REIT	1,157,629	10,789,696

		35,043,102

Belgium — 0.3%
Cofinimmo, REIT	8,692	1,239,301

Brazil — 1.5%
BR Malls Participacoes SA	130,800	1,472,564
Cyrela Brazil Realty SA Empreendimentos e Participacoes	85,000	812,610
Gafisa SA	75,600	357,497
Multiplan Empreendimentos Imobiliarios SA	67,913	1,489,112
PDG Realty SA Empreendimentose Participacoes	388,400	2,187,573

		6,319,356

Canada — 0.9%
Canadian Apartment Properties, REIT	26,010	521,575
Chartwell Seniors Housing Real Estate Investment Trust, REIT	150,264	1,308,744
RioCan Real Estate Investment Trust, REIT	76,185	2,049,084

		3,879,403

Finland — 0.6%
Citycon Oyj	238,499	1,072,170
Sponda Oyj	253,579	1,474,596

		2,546,766

France — 3.5%
ICADE, REIT	10,760	1,326,783
Klepierre, REIT	105,885	4,370,800
Unibail-Rodamco SE, REIT	41,442	9,582,538

		15,280,121

Hong Kong — 11.7%
Champion, REIT	4,211,000	2,367,809
Cheung Kong Holdings Ltd.	797,000	11,703,975
China Overseas Land & Investment Ltd.	449,000	965,931
Hang Lung Properties Ltd.	1,327,000	5,456,156
Henderson Land Development Co. Ltd.	310,000	2,004,629

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Hong Kong (cont’d.)
Hongkong Land Holdings Ltd.	1,096,000	$7,803,520
Hysan Development Co. Ltd.	378,000	1,875,193
Link (The), REIT	533,300	1,821,746
Sino Land Co. Ltd.	2,100,000	3,377,463
Sun Hung Kai Properties Ltd.	896,000	13,097,349

		50,473,771

Italy — 0.3%
Beni Stabili SpA, REIT	1,461,040	1,475,702

Japan — 10.5%
Aeon Mall Co. Ltd.	180,900	4,382,263
Daito Trust Construction Co. Ltd.	71,100	6,036,382
Daiwa House Industry Co. Ltd.	431,000	5,438,653
Japan Logistics Fund, Inc., REIT	69	642,286
Mitsubishi Estate Co. Ltd.	529,000	9,283,926
Mitsui Fudosan Co. Ltd.	377,000	6,493,033
Nippon Accommodations Fund, Inc., REIT	164	1,232,624
Nippon Building Fund, Inc., REIT	478	4,671,057
Nomura Real Estate Holdings, Inc.	38,000	633,580
NTT Urban Development Corp.	523	448,637
Sumitomo Realty & Development Co. Ltd.	272,000	6,079,102

		45,341,543

Netherlands — 2.2%
Corio NV, REIT	23,017	1,525,388
Eurocommercial Properties NV, REIT	64,213	3,193,982
Vastned Retail NV, REIT	20,474	1,467,603
Wereldhave NV, REIT	32,444	3,302,364

		9,489,337

Singapore — 5.4%
Ascendas Real Estate Investment Trust, REIT	2,331,000	3,877,047
Cache Logistics Trust, REIT	1,726,000	1,363,870
CapitaLand Ltd.	1,013,000	2,406,519
CapitaMall Trust, REIT	1,590,000	2,423,582
CDL Hospitality Trusts, REIT	1,362,000	2,286,218
City Developments Ltd.	252,000	2,139,703
Fortune Real Estate Investment Trust, REIT	682,000	335,215
Global Logistic Properties Ltd.*	480,000	806,386
Keppel Land Ltd.	1,085,100	3,206,335
Mapletree Commercial Trust, REIT*	2,379,000	1,675,352
Mapletree Industrial Trust, REIT	741,000	706,577
Suntec Real Estate Investment Trust, REIT	1,887,000	2,305,686

		23,532,490

Sweden — 1.0%
Hufvudstaden AB (Class A Stock)	184,809	2,214,716
Klovern AB	212,783	1,063,040
Kungsleden AB	92,337	879,546

		4,157,302

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Switzerland — 1.0%
PSP Swiss Property AG	44,408	$4,217,638

United Kingdom — 5.3%
Atrium European Real Estate Ltd.	261,805	1,724,789
British Land Co. PLC, REIT	358,030	3,499,451
Great Portland Estates PLC, REIT	388,242	2,716,765
Hammerson PLC, REIT	414,187	3,200,116
Land Securities Group PLC, REIT	501,416	6,860,499
Segro PLC, REIT	734,977	3,683,909
Shaftesbury PLC, REIT	133,785	1,133,717

		22,819,246

United States — 44.2%
Alexandria Real Estate Equities, Inc., REIT	26,200	2,028,404
American Assets Trust, Inc., REIT	37,161	834,264
American Campus Communities, Inc., REIT	123,608	4,390,556
Associated Estates Realty Corp., REIT	167,381	2,719,941
AvalonBay Communities, Inc., REIT(a)	30,629	3,932,764
Boston Properties, Inc., REIT	44,917	4,768,389
Brandywine Realty Trust, REIT	219,221	2,540,771
BRE Properties, Inc., REIT(a)	85,716	4,275,514
Brookfield Properties Corp.	106,026	2,048,073
Camden Property Trust, REIT(a)	69,334	4,411,029
CB Richard Ellis Group, Inc. (Class A Stock)*	68,900	1,730,079
Cogdell Spencer, Inc., REIT	281,115	1,683,879
Colonial Properties Trust, REIT(a)	213,028	4,345,771
Cousins Properties, Inc., REIT	352,020	3,006,251
Developers Diversified Realty Corp., REIT(a)	433,107	6,106,809
DiamondRock Hospitality Co., REIT(a)	118,705	1,273,705
Digital Realty Trust, Inc., REIT(a)	13,605	840,517
Douglas Emmett, Inc., REIT	147,780	2,939,344
Education Realty Trust, Inc., REIT(a)	70,869	607,347
Essex Property Trust, Inc., REIT(a)	17,430	2,358,105
Extra Space Storage, Inc., REIT	106,900	2,280,177
FelCor Lodging Trust, Inc., REIT*	284,444	1,516,087
First Potomac Realty Trust, REIT	186,663	2,857,811
General Growth Properties, Inc., REIT	76,199	1,271,761
Glimcher Realty Trust, REIT	190,969	1,814,205
HCP, Inc., REIT(a)	50,300	1,845,507
Health Care REIT, Inc., REIT(a)	67,966	3,563,457
Host Hotels & Resorts, Inc., REIT	379,854	6,438,525
Hudson Pacific Properties, Inc., REIT	20,400	316,812
Hyatt Hotels Corp. (Class A Stock)*	23,875	974,578
Kilroy Realty Corp., REIT(a)	170,518	6,733,756
Kimco Realty Corp., REIT	83,139	1,549,711
Liberty Property Trust, REIT(a)	116,803	3,805,442
LTC Properties, Inc., REIT	41,389	1,151,442
Macerich Co. (The), REIT(a)	143,872	7,697,152
Mack-Cali Realty Corp., REIT	216,351	7,126,602

COMMON STOCKS (Continued)	Shares	Value (Note 2)

United States (cont’d.)
Medical Properties Trust, Inc., REIT(a)	122,929	$1,413,683
Nationwide Health Properties, Inc., REIT	25,487	1,055,417
Pebblebrook Hotel Trust, REIT	64,198	1,296,158
Post Properties, Inc., REIT	164,015	6,685,251
ProLogis, Inc., REIT(a)	146,671	5,256,689
Public Storage, REIT(a)	77,892	8,880,467
Simon Property Group, Inc., REIT	176,915	20,562,830
SL Green Realty Corp., REIT(a)	70,310	5,826,590
Sovran Self Storage, Inc., REIT	61,800	2,533,800
Strategic Hotels & Resorts, Inc., REIT*	363,491	2,573,516
Sunrise Senior Living, Inc.*(a)	151,253	1,441,441
Taubman Centers, Inc., REIT	48,488	2,870,490
U-Store-It Trust, REIT(a)	588,548	6,191,525
Ventas, Inc., REIT(a)	148,638	7,834,709
Vornado Realty Trust, REIT	93,006	8,666,299

		190,873,402

TOTAL COMMON STOCKS (cost $351,996,745)		416,688,480

PREFERRED STOCK — 0.2%
Norway
Norwegian Property ASA (cost $961,867)	489,885	1,026,051

TOTAL LONG-TERM INVESTMENTS (cost $352,958,612)		417,714,531

SHORT-TERM INVESTMENT — 16.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $69,676,368; includes $58,300,522 of cash collateral for securities on loan) (b)(w)(Note 4)	69,676,368	69,676,368

TOTAL INVESTMENTS(o) — 112.8% (cost $422,634,980)		487,390,899
Liabilities in excess of other assets — (12.8)%		(55,448,155)

NET ASSETS — 100.0%		$431,942,744

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $56,997,863; cash collateral of $58,300,522 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2011, 43 securities representing $144,912,034 and 33.6% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Core Investment Fund – Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2	–

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$35,043,102	$—
Belgium	1,239,301	—	—
Brazil	6,319,356	—	—
Canada	3,879,403	—	—
Finland	2,546,766	—	—
France	15,280,121	—	—
Hong Kong	7,803,520	42,670,251	—
Italy	1,475,702	—	—
Japan	—	45,341,543	—
Netherlands	9,489,337	—	—
Singapore	1,675,352	21,857,138	—
Sweden	4,157,302	—	—
Switzerland	4,217,638	—	—
United Kingdom	22,819,246	—	—
United States	190,873,402	—
Preferred Stock – Norway	1,026,051	—	—
Affiliated Money Market Mutual Fund	69,676,368	—	—

Total	$342,478,865	$144,912,034	$—

Fair Value of Level 2 investments at 12/31/10 was $0. $133,672,419 was transferred into Level 2 from Level 1 at 6/30/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Retail REIT’s	20.4%
Affiliated Money Market Mutual Fund (13.5% represents investments purchased with collateral from securities on loan)	16.1
Diversified Real Estate Activities	13.7
Specialized REIT’s	12.7
Diversified REIT’s	12.0
Office REIT’s	11.7
Real Estate Operating Companies	7.9

Residential REIT’s	7.0%
Industrial REIT’s	5.1
Real Estate Development	4.5
Homebuilding	0.8
Real Estate Services	0.4
Healthcare Facilities	0.3
Hotels, Resorts & Cruise Lines	0.2

112.8
Liabilities in excess of other assets	(12.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2011, accordingly, no derivative positions were presented in the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$23,266

For the six months ended June 30, 2011, the Portfolio did not have any unrealized appreciation or (depreciation) on derivatives recognized in income.

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED )

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) June 30, 2011

ASSETS:
Investments at value, including securities on loan of $56,997,863:
Unaffiliated investments (cost $352,958,612)	$417,714,531
Affiliated investments (cost $69,676,368)	69,676,368
Foreign currency, at value (cost $364,317)	363,699
Receivable for investments sold	1,830,315
Dividends receivable	1,290,686
Tax reclaim receivable	148,762
Receivable for fund share sold	119,949
Prepaid expenses	291

Total Assets	491,144,601

LIABILITIES:
Payable to broker for collateral for securities on loan	58,300,522
Payable for investments purchased	520,741
Advisory fees payable	152,583
Payable to custodian	138,023
Accrued expenses and other liabilities	87,127
Shareholder servicing fees payable	2,337
Affiliated transfer agent fee payable	524

Total Liabilities	59,201,857

NET ASSETS	$431,942,744

Net assets were comprised of:
Paid-in capital	$466,102,599
Retained earnings	(34,159,855)

Net assets, June 30, 2011	$431,942,744

Net asset value and redemption price per share, $431,942,744 / 51,416,801 outstanding shares of beneficial interest	$8.40

STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $275,886 foreign withholding tax)	$6,692,288
Affiliated income from securities lending, net	28,600
Affiliated dividend income	14,351

6,735,239

EXPENSES
Advisory fees	2,047,702
Shareholder servicing fees and expenses	204,770
Custodian and accounting fees	77,000
Audit fee	20,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	5,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	3,000
Insurance expenses	2,000
Miscellaneous	7,829

Total expenses	2,382,301

NET INVESTMENT INCOME	4,352,938

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	5,832,326
Foreign currency transactions	(83,622)

5,748,704

Net change in unrealized appreciation (depreciation) on:
Investment	11,248,611
Foreign currencies	27,481

11,276,092

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	17,024,796

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,377,734

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,352,938	$8,195,476
Net realized gain on investment and foreign currency transactions	5,748,704	8,311,442
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	11,276,092	37,264,396

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	21,377,734	53,771,314

DISTRIBUTIONS	(8,198,815)	(4,578,737)

FUND SHARE TRANSACTIONS:
Fund share sold [6,564,601 and 17,208,136 shares, respectively]	54,916,816	127,427,361
Fund share issued in reinvestment of distributions [1,003,527 and 685,440 shares, respectively]	8,198,815	4,578,737
Fund share repurchased [2,908,856 and 6,673,789 shares, respectively]	(24,441,934)	(45,834,451)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	38,673,697	86,171,647

TOTAL INCREASE IN NET ASSETS	51,852,616	135,364,224
NET ASSETS:
Beginning of period	380,090,128	244,725,904

End of period	$431,942,744	$380,090,128

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 94.2%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

BANK LOANS(c) — 5.0%
Advanced Pierre Foods	B1	7.00%	09/24/16	$594		$599,382
Advanced Pierre Foods	B1	7.50%	09/24/16	2		1,514
Advanced Pierre Foods	B1	11.25%	09/24/17	420		429,450
American Rock Salt	B2	5.50%	04/25/17	500		499,690
Arizona Chemical U.S., Inc.	B1	4.75%	11/19/16	949		949,675
Avaya, Inc.	B1	3.005%	10/26/14	493		473,469
Avaya, Inc.	B1	4.755%	10/26/14	991		953,751
Axcan Pharma, Inc.	B1	5.50%	02/11/17	495		489,314
Axcan Pharma, Inc.	B1	5.50%	02/11/17	53		52,776
BCBG Max Azria	B2	9.011%	05/20/15	700		676,375
Big West Oil LLC	B2	7.00%	03/31/16	509		513,081
Boyd Gaming Corp.	NR	3.686%	12/31/15	1,261		1,216,814
Bresnan Broadband Holdings LLC	Ba3	4.50%	12/15/17	898		897,140
Catalent Pharma Solutions, Inc.	Ba3	2.436%	04/10/14	992		945,741
CB Richard Ellis Services, Inc.	Ba1	3.685%	06/30/20	223		219,399
CCM Merger, Inc.	B3	7.00%	03/01/16	1,447		1,463,754
CDW Corp.	B2	4.50%	07/15/17	921		906,109
Cenveo Corp.	Ba3	6.25%	12/21/16	697		701,292
Chrysler Group LLC	Ba2	6.00%	05/30/17	2,550		2,490,228
Claire’s Stores, Inc.	B3	2.996%	05/29/14	3,392		3,107,639
Claire’s Stores, Inc.	B3	3.023%	05/29/14	711		651,326
Claire’s Stores, Inc.	B3	5.00%	05/29/14	—	(r)	195
Clear Channel Communications, Inc.	Caa1	3.836%	01/29/16	2,651		2,244,793
Electrical Components International, Inc.	B1	1.40%	01/25/17	35		35,221
Electrical Components International, Inc.	B1	6.75%	01/25/17	562		560,714
First Data Corp.	B1	2.936%	09/24/14	1,127		1,042,616
First Data Corp.	B1	2.936%	09/24/14	4,693		4,341,528
Freescale Semiconductor, Inc.	B1	4.436%	11/29/13	1,485		1,475,268
Golden Nugget, Inc.	Caa3	3.19%	06/14/13	19		16,388
Golden Nugget, Inc.	Caa3	3.19%	06/14/13	17		14,647
Golden Nugget, Inc.	Caa3	3.19%	06/14/13	55		48,574
Golden Nugget, Inc.	Caa3	3.19%	06/14/13	18		16,069
Golden Nugget, Inc.	Caa3	3.19%	06/14/13	100		87,873
Golden Nugget, Inc.	Caa3	3.19%	06/14/13	91		80,003
Gymboree Corp.	B1	5.00%	02/11/18	697		674,080
High Plains Broadcasting, Inc.	B2	9.00%	09/14/16	154		154,248
Hubbard Radio LLC	Ba3	5.25%	04/11/17	250		251,328
Hubbard Radio LLC	Ba3	8.75%	04/11/18	150		152,375
I-STAR	B1	5.00%	06/30/13	705		693,588
InVentiv Health, Inc.,	Ba3	4.75%	08/04/16	175		173,586
Isle of Capri Casinos, Inc.	B1	4.75%	03/24/17	16		16,214
Isle of Capri Casinos, Inc.	B1	4.75%	03/24/17	323		324,279
Isle of Capri Casinos, Inc.	B1	5.75%	03/24/17	—	(r)	853
iStar Financial, Inc.	B1	5.00%	06/30/13	801		788,326
J. Crew Group, Inc.	B1	4.75%	03/04/18	2		1,793
J. Crew Group, Inc.	B1	4.75%	03/04/18	561		536,624
J. Crew Group, Inc.	B1	4.75%	03/04/18	187		178,875
Media General, Inc.	NR	4.686%	03/29/13	333		299,439
Media General, Inc.	NR	4.754%	03/29/13	2,043		1,838,689
MGM Resorts International	NR	7.00%	02/21/14	1,000		974,910
Millennium 2nd Lien Term Loan	B3	5.996%	11/30/14	1,250		1,237,887
Newport Television LLC	B2	9.00%	09/14/16	564		564,314
Nexeo Solutions LLC/Nexeo Solutions Finance Corp.	B1	5.00%	07/31/17	474		471,642
Quad Graphics, Inc.	Ba2	5.50%	04/23/16	990		991,733
Radio One	B1	7.50%	03/25/16	963		970,413
Rentech Energy Midwest Corp.	NR	10.00%	06/01/20	825		816,750
Reynolds Group Holdings, Inc.	Ba3	4.25%	02/14/18	133		131,939
Reynolds Group Holdings, Inc.	Ba3	4.25%	02/14/18	231		229,164
Reynolds Group Holdings, Inc.	Ba3	4.25%	02/14/18	260		258,077

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

BANK LOANS(c) (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Sensus USA, Inc.	Ba3	4.75%		04/28/17	$370	$370,577
Sensus USA, Inc.	Ba3	8.50%		04/28/18	124	125,103
Sourcehov LLC	BB-(d)	6.625%		04/28/18	425	409,275
Sourcehov LLC	CCC+(d)	10.50%		04/28/19	875	832,895
Styron S.A.R.L.	B1	6.00%		07/31/17	871	869,215
Swift Transportation Co. LLC	B1	6.00%		12/21/16	63	63,352
Swift Transportation Co. LLC	B1	6.00%		12/21/16	699	701,649
Texas Competitive Electric Holdings Co. LLC	B2	3.69%		10/10/14	2,750	2,323,566
Texas Competitive Electric Holdings Co. LLC	B2	3.69%		10/10/14	3,207	2,678,339
Texas Competitive Electric Holdings Co. LLC	B2	4.69%		10/10/14	1,334	1,042,466
Texas Competitive Electric Holdings Co. LLC	B2	4.73%		10/10/17	1,600	1,246,031
Texas Competitive Electric Holdings Co. LLC	B2	4.768%		10/10/14	1,416	1,106,186
Tishman Speyer Office	NR	8.00%		05/04/12	520	519,350
Tl Acquisitions, Inc.	B2	2.50%		07/15/14	3,645	3,275,481
Univision Communications, Inc.	B2	2.186%		09/20/14	1,455	1,392,515
Vertis, Inc.	B3	11.75%		08/02/15	1,409	1,303,434
Walter Energy, Inc.	B1	4.00%		04/02/18	3,675	3,674,221
Western Refining, Inc.	B3	7.50%		03/15/17	399	403,321

TOTAL BANK LOANS (cost $63,867,410)						63,269,910

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.1%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A (cost $1,814,259)	NR	1.937%	(c)	11/15/15	2,048	1,900,173

CORPORATE BONDS — 88.5%
Advertising — 0.1%
Sitel LLC/Sitel Finance Corp., Sr. Unsec’d. Notes	Caa2	11.50%		04/01/18	1,000	915,000

Aerospace/Defense — 1.9%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.75%		04/01/16	1,800	1,836,000
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.875%		09/15/20	1,750	1,820,000
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.50%		07/01/18	4,000	4,365,000
Colt Defense LLC/Colt Finance Corp., Sr. Unsec’d. Notes	Caa1	8.75%		11/15/17	2,000	1,722,500
CPI International Acquisition, Inc., Sr. Notes, 144A	B3	8.00%		02/15/18	580	548,100
Ducommun, Inc., Sr. Notes, 144A	B3	9.75%		07/15/18	800	822,000
Esterline Technologies Corp., Gtd. Notes	Ba3	7.00%		08/01/20	1,000	1,047,500
Huntington Ingalls Industries, Inc., Gtd. Notes, 144A	Ba3	6.875%		03/15/18	930	953,250
Huntington Ingalls Industries, Inc., Gtd. Notes, 144A	Ba3	7.125%		03/15/21	465	481,275
Kratos Defense & Security Solutions, Inc., Sr. Sec’d. Notes	B3	10.00%		06/01/17	750	791,250
Kratos Defense & Security Solutions, Inc., Sr. Sec’d. Notes, 144A	B3	10.00%		06/01/17	1,000	1,055,000
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%		01/15/15	3,757	3,813,355
TransDigm, Inc., Gtd. Notes, 144A	B3	7.75%		12/15/18	4,225	4,436,250

						23,691,480

Airlines — 0.6%
Continental Airlines 2004-ERJ1 Pass-Through Trust, Pass-Through Certificates	Ba3	9.558%		03/01/21	790	833,709
Continental Airlines 2005-ERJ1 Pass-Through Trust, Pass-Through Certificates	Ba3	9.798%		04/01/21	1,898	1,983,184
Delta Air Lines, Inc., Sr. Sec’d. Notes, 144A(a)	Ba2	9.50%		09/15/14	587	625,889
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	Baa2	9.75%		01/15/17	3,322	3,795,689

						7,238,471

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Automotive — 2.4%
Allison Transmission, Inc., Gtd. Notes, 144A(a)	Caa1	11.00%		11/01/15	$1,700	$1,810,500
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba1	9.25%		01/15/17	300	327,000
Chrysler Group LLC/CG Co-Issuer, Inc., Sr. Sec’d. Notes, 144A(a)	B2	8.00%		06/15/19	2,012	1,976,790
Chrysler Group LLC/CG Co-Issuer, Inc., Sr. Sec’d. Notes, 144A(a)	B2	8.25%		06/15/21	2,262	2,216,760
Dana Holding Corp., Sr. Unsec’d. Notes	B3	6.50%		02/15/19	1,075	1,064,250
Delphi Corp., Sr. Notes, 144A	Ba3	5.875%		05/15/19	600	588,000
Delphi Corp., Sr. Notes, 144A	Ba3	6.125%		05/15/21	500	493,750
Exide Technologies, Sr. Sec’d. Notes, 144A	B2	8.625%		02/01/18	2,250	2,340,000
Ford Motor Co., Sr. Unsec’d. Notes(a)	Ba3	7.45%		07/16/31	3,000	3,400,911
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.00%		04/15/15	6,000	6,480,954
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	8.125%		01/15/20	2,650	3,069,794
J.B. Poindexter & Co., Inc., Gtd. Notes	Caa1	8.75%		03/15/14	425	428,188
Jaguar Land Rover PLC, Gtd. Notes, 144A (United Kingdom)	B1	8.125%		05/15/21	500	503,750
Lear Corp., Gtd. Notes	Ba3	7.875%		03/15/18	3,050	3,278,750
Navistar International Corp., Gtd. Notes	B1	8.25%		11/01/21	1,615	1,728,050
Pittsburgh Glass Works LLC, Sr. Sec’d. Notes, 144A	B2	8.50%		04/15/16	250	256,875

						29,964,322

Banking — 1.4%
BAC Capital Trust VI, Ltd. Gtd. Notes	Baa3	5.625%		03/08/35	900	775,378
Bank of America Corp., Jr. Sub. Notes	Ba3	8.00%	(c)	12/29/49	8,956	9,352,840
Bank of America Corp., Jr. Sub. Notes	Ba3	8.125%	(c)	12/29/49	600	626,586
BankAmerica Institutional Capital B, Ltd. Gtd. Notes, 144A	Baa3	7.70%		12/31/26	275	279,125
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom)(a)	Baa2	7.434%	(c)	09/29/49	2,550	2,601,000
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.25%		08/15/39	1,000	1,060,000
NB Capital Trust IV, Ltd. Gtd. Notes	Baa3	8.25%		04/15/27	750	765,938
Wachovia Capital Trust III, Ltd. Gtd. Notes	Baa3	5.57%	(c)	03/29/49	1,800	1,647,000

						17,107,867

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, 144A(i)	NR	8.16%		05/30/24	15	34,019

Building Materials — 1.1%
Building Materials Corp. of America, Sr. Notes, 144A	Ba3	6.875%		08/15/18	1,950	1,989,000
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A	Ba1	7.00%		02/15/20	4,800	5,028,000
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A	Ba3	7.50%		03/15/20	725	763,063
Cemex SAB de CV, Sr. Sec’d. Notes, 144A (Mexico)(a)	B(d)	9.00%		01/11/18	1,400	1,424,500
New Enterprise Stone & Lime Co., Sr. Notes, 144A(a)	Caa1	11.00%		09/01/18	1,000	925,000
Nortek, Inc., Gtd. Notes, 144A	Caa1	8.50%		04/15/21	850	786,250
Texas Industries, Inc., Gtd. Notes(a)	Caa2	9.25%		08/15/20	3,150	3,047,625

						13,963,438

Chemicals — 2.7%
Celanese US Holdings LLC, Gtd. Notes(a)	Ba3	6.625%		10/15/18	1,000	1,055,000
Chemtura Corp., Gtd. Notes, 144A	B1	7.875%		09/01/18	1,000	1,047,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes	Caa1	9.00%		11/15/20	5,160	5,289,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes	B3	8.875%		02/01/18	600	624,000
Huntsman International LLC, Gtd. Notes(a)	B1	5.50%		06/30/16	1,000	983,750
Huntsman International LLC, Gtd. Notes	B3	7.375%		01/01/15	350	357,875

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Chemicals (cont’d.)
Lyondell Chemical Co., Sec’d. Notes	Ba3	11.00%	05/01/18	$7,500	$8,400,000
Lyondell Chemical Co., Sr. Sec’d. Notes, 144A(a)	Ba1	8.00%	11/01/17	2,025	2,252,812
Momentive Performance Materials, Inc., Sec’d. Notes, 144A	.Caa1	9.00%	01/15/21	1,300	1,326,000
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., Gtd. Notes, 144A	B3	8.375%	03/01/18	1,295	1,311,188
Nova Chemicals Corp., Sr. Unsec’d. Notes (Canada)(a)	Ba2	8.375%	11/01/16	2,750	3,025,000
Omnova Solutions, Inc., Gtd. Notes, 144A	B2	7.875%	11/01/18	160	153,800
PolyOne Corp., Sr. Unsec’d. Notes	Ba3	7.375%	09/15/20	2,125	2,225,937
Quality Distribution LLC/Q.D. Capital Corp., Sr. Sec’d. Notes, 144A	B3	9.875%	11/01/18	1,000	1,018,750
Rhodia SA, Sr. Unsec’d. Notes, 144A (France)	B1	6.875%	09/15/20	1,650	1,932,563
Solutia, Inc., Gtd. Notes	B1	7.875%	03/15/20	2,050	2,193,500
TPC Group LLC, Sr. Sec’d. Notes, 144A	B1	8.25%	10/01/17	1,400	1,452,500

					34,649,175

Commercial Services — 0.3%
B-Corp Merger Sub, Inc., Sr. Notes, 144A	Caa1	8.25%	06/01/19	750	742,500
Deluxe Corp., Gtd. Notes, 144A	Ba2	7.00%	03/15/19	1,470	1,455,300
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba1	7.25%	05/15/18	500	500,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba1	7.625%	06/15/20	1,340	1,324,327

					4,022,127

Construction Machinery — 1.9%
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	9.00%	08/15/16	3,000	3,127,500
Case New Holland, Inc., Gtd. Notes	Ba3	7.75%	09/01/13	2,650	2,868,625
Columbus Mckinnon Corp., Gtd. Notes	B1	7.875%	02/01/19	520	527,800
RSC Equipment Rental, Inc./RSC Holdings III LLC, Gtd. Notes	Caa1	8.25%	02/01/21	1,425	1,417,875
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec’d. Notes	Caa1	9.50%	12/01/14	4,274	4,380,850
Terex Corp., Sr. Sub. Notes(a)	B3	8.00%	11/15/17	2,585	2,649,625
Tutor Perini Corp., Gtd. Notes, 144A	Ba3	7.625%	11/01/18	643	617,280
United Rentals North America, Inc., Gtd. Notes	Caa1	8.375%	09/15/20	1,675	1,695,937
United Rentals North America, Inc., Gtd. Notes(a)	B2	9.25%	12/15/19	6,000	6,510,000

					23,795,492

Consumer Products — 0.8%
American Achievement Corp., Sec’d. Notes, 144A	B3	10.875%	04/15/16	2,860	2,574,000
American Standard Americas, Sr. Sec’d. Notes, 144A	B3	10.75%	01/15/16	225	216,281
Armored AutoGroup, Inc., Sr. Unsec’d. Notes, 144A	Caa1	9.25%	11/01/18	2,000	1,980,000
Lawson Software, Sr. Notes, 144A	Caa1	11.50%	07/15/18	210	193,501
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.25%	01/15/18	1,000	1,062,500
Visant Corp., Gtd. Notes	Caa1	10.00%	10/01/17	3,520	3,643,200

					9,669,482

Consumer Services — 0.9%
Corrections Corp. of America, Gtd. Notes	Ba1	7.75%	06/01/17	1,000	1,088,750
Garda World Security Corp., Sr. Unsec’d. Notes, 144A (Canada)	B2	9.75%	03/15/17	1,000	1,057,500
Goodman Networks, Inc., Sr. Sec’d. Notes, 144A	B2	12.125%	07/01/18	2,980	2,965,100
Mac-Gray Corp., Gtd. Notes	B3	7.625%	08/15/15	1,250	1,275,000
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.00%	05/15/19	1,600	1,684,000
Stewart Enterprises, Inc., Gtd. Notes, 144A	B1	6.50%	04/15/19	3,305	3,300,869

					11,371,219

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Diversified Manufacturing — 1.3%
Actuant Corp., Gtd. Notes	Ba2	6.875%		06/15/17	$264	$269,940
Amsted Industries, Inc., Sr. Notes, 144A(a)	B1	8.125%		03/15/18	1,935	2,031,750
Diversey, Inc., Gtd. Notes	B3	8.25%		11/15/19	2,000	2,345,000
Griffon Corp., Gtd. Notes, 144A	Ba3	7.125%		04/01/18	475	476,781
Harland Clarke Holdings Corp., Gtd. Notes	Caa1	6.00%	(c)	05/15/15	750	626,250
Pinafore LLC/Pinafore, Inc., Sec’d. Notes, 144A(a)	B1	9.00%		10/01/18	1,025	1,104,438
RBS Global, Inc./Rexnord LLC, Gtd. Notes(a)	Caa1	8.50%		05/01/18	3,550	3,749,687
SPX Corp., Gtd. Notes, 144A	Ba1	6.875%		09/01/17	1,000	1,070,000
WireCo WorldGroup, Sr. Unsec’d. Notes, 144A	B2	9.75%		05/15/17	3,950	4,167,250

						15,841,096

Electric — 3.2%
AES Corp. (The), Sr. Notes, 144A	B1	7.375%		07/01/21	950	964,250
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		10/15/15	2,425	2,588,687
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		10/15/17	1,800	1,908,000
AES Corp. (The), Sr. Unsec’d. Notes	B1	9.75%		04/15/16	1,125	1,276,875
AES Ironwood LLC, Sr. Sec’d. Notes	B2	8.857%		11/30/25	133	135,138
AES Red Oak LLC, Sr. Sec’d. Notes	B2	8.54%		11/30/19	1,155	1,189,739
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.50%		02/15/21	5,080	5,181,600
Constellation Enterprises LLC, Sr. Sec’d. Notes, 144A	B2	10.625%		02/01/16	1,050	1,072,313
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	Caa3	7.125%		05/15/18	2,000	1,380,000
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)	Caa3	7.75%		06/01/19	2,000	1,455,000
Dynegy Roseton/Danskammer Pass-Through Trust, Series B, Pass-Through Certificates	Caa3	7.67%		11/08/16	3,800	3,382,000
Edison Mission Energy, Sr. Unsec’d. Notes(a)	B3	7.00%		05/15/17	600	486,000
Edison Mission Energy, Sr. Unsec’d. Notes	B3	7.20%		05/15/19	3,000	2,385,000
Energy Future Holdings Corp., Sr. Sec’d. Notes(a)	Caa3	9.75%		10/15/19	283	286,103
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	10.00%		01/15/20	125	132,683
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sr. Sec’d. Notes	Caa3	10.00%		12/01/20	5,000	5,332,300
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)	B3	7.875%		06/15/17	1,900	1,909,500
Mirant Mid Atlantic Pass-Through Trust B, Pass-Through Certificates	Ba1	9.125%		06/30/17	2,772	2,980,338
NRG Energy, Inc., Gtd. Notes(a)	B1	8.25%		09/01/20	1,075	1,096,500
NRG Energy, Inc., Gtd. Notes, 144A	B1	7.625%		05/15/19	2,400	2,388,000
NRG Energy, Inc., Gtd. Notes, 144A	B1	7.875%		05/15/21	2,225	2,219,437
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-Through Certificates	Ba1	9.681%		07/02/26	100	107,500
Sithe/Independence Funding Corp., Sr. Sec’d. Notes	B2	9.00%		12/30/13	207	211,169

						40,068,132

Entertainment — 1.4%
AMC Entertainment, Inc., Gtd. Notes, 144A	Caa1	9.75%		12/01/20	2,350	2,402,875
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp., Gtd. Notes	B2	9.125%		08/01/18	1,000	1,067,500
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	B3	10.50%		07/01/19	850	845,750
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A	B1	8.25%		12/15/17	3,025	3,244,312
Pinnacle Entertainment, Inc., Gtd. Notes(a)	Caa1	8.75%		05/15/20	1,000	1,047,500
Universal City Development Partners Ltd./UCDP Finance, Inc., Gtd. Notes	B3	8.875%		11/15/15	2,600	2,892,500
Universal City Development Partners Ltd./UCDP Finance, Inc., Gtd. Notes	B3	10.875%		11/15/16	1,000	1,190,000
Vail Resorts, Inc., Gtd. Notes, 144A	Ba3	6.50%		05/01/19	850	854,250
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba2	9.50%		06/15/16	3,825	4,035,375

						17,580,062

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Environmental — 0.2%
Clean Harbors, Inc., Sr. Sec’d. Notes, 144A	Ba3	7.625%	08/15/16	$2,350	$2,491,000

Food & Beverage — 2.2%
ARAMARK Corp., Gtd. Notes	B3	8.50%	02/01/15	2,825	2,934,469
Aramark Holdings Corp., Sr. Notes, 144A, PIK	B3	8.625%	05/01/16	1,400	1,424,500
Blue Merger Sub, Inc., Gtd. Notes, 144A	B3	7.625%	02/15/19	2,745	2,772,450
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A(a)	B2	9.00%	12/15/17	3,075	3,090,375
CKE Holdings, Inc., Sr. Notes, 144A, PIK	Caa1	10.50%	03/14/16	365	351,312
Constellation Brands, Inc., Gtd. Notes	Ba2	7.25%	09/01/16	125	136,563
Constellation Brands, Inc., Gtd. Notes	Ba2	7.25%	05/15/17	830	902,625
Cott Beverages, Inc., Gtd. Notes	B3	8.125%	09/01/18	1,225	1,283,187
Darling International, Inc., Gtd. Notes, 144A	B2	8.50%	12/15/18	525	567,000
Dunkin Finance Corp., Gtd. Notes, 144A	Caa2	9.625%	12/01/18	100	100,874
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	B1	7.25%	06/01/21	4,210	4,094,225
Michael Foods, Inc., Gtd. Notes, 144A	Caa1	9.75%	07/15/18	4,000	4,280,000
Pernod-Ricard SA, Sr. Unsec’d. Notes, 144A (France)	Ba1	5.75%	04/07/21	210	219,252
Pilgrim’s Pride Corp., Gtd. Notes, 144A(a)	Caa1	7.875%	12/15/18	1,765	1,632,625
Simmons Foods, Inc., Sec’d. Notes, 144A(a)	B3	10.50%	11/01/17	1,000	1,060,000
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba3	10.00%	07/15/14	2,000	2,320,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes	B3	7.75%	07/01/17	500	518,750

					27,688,207

Gaming — 4.3%
Ameristar Casinos, Inc., Gtd. Notes, 144A(a)	B3	7.50%	04/15/21	1,485	1,531,406
Caesars Entertainment Operating Co., Inc., Sec’d. Notes	Caa3	12.75%	04/15/18	3,850	3,840,375
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	B3	11.25%	06/01/17	5,395	5,954,731
CCM Merger, Inc., Notes, 144A	Caa3	8.00%	08/01/13	4,325	4,249,312
Chukchansi Economic Development Authority, Sr. Unsec’d. Notes, 144A	B3	8.00%	11/15/13	672	547,680
CityCenter Holdings LLC/CityCenter Finance Corp., Sec’d. Notes, 144A, PIK(a)	Caa2	10.75%	01/15/17	1,950	2,115,750
Isle of Capri Casinos, Inc., Gtd. Notes, 144A(a)	B3	7.75%	03/15/19	3,925	3,964,250
Marina District Finance Co., Inc., Sr. Sec’d. Notes, 144A	B2	9.50%	10/15/15	1,700	1,768,000
Marina District Finance Co., Inc., Sr. Sec’d. Notes, 144A	B2	9.875%	08/15/18	500	518,750
MGM Resorts International, Gtd. Notes	Caa1	7.50%	06/01/16	2,980	2,831,000
MGM Resorts International, Gtd. Notes	Caa1	7.625%	01/15/17	1,000	962,500
MGM Resorts International, Gtd. Notes, 144A(a)	Caa1	10.00%	11/01/16	1,000	1,060,000
MGM Resorts International, Sr. Sec’d. Notes	Ba3	9.00%	03/15/20	1,250	1,368,750
MGM Resorts International, Sr. Sec’d. Notes(a)	Ba3	10.375%	05/15/14	3,000	3,405,000
MGM Resorts International, Sr. Sec’d. Notes	Ba3	11.125%	11/15/17	2,425	2,770,562
MGM Resorts International, Sr. Sec’d. Notes	Ba3	13.00%	11/15/13	2,150	2,553,125
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes(a)	Caa1	10.75%	08/15/17	1,750	1,911,875
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes, 144A	Caa1	10.75%	08/15/17	800	874,000
Peninsula Gaming LLC/Peninsula Gaming Corp., Sec’d. Notes(a)	Ba3	8.375%	08/15/15	1,250	1,312,500
Peninsula Gaming LLC/Peninsula Gaming Corp., Sec’d. Notes, 144A	Ba3	8.375%	08/15/15	950	997,500
Scientific Games International, Inc., Gtd. Notes	B1	9.25%	06/15/19	1,250	1,348,438
Seminole Indian Tribe of Florida, Notes, 144A	Ba1	7.75%	10/01/17	1,025	1,060,875
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sec’d. Notes, 144A	B3	8.625%	04/15/16	2,150	2,214,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mortgage	Ba3	7.75%	08/15/20	1,675	1,819,469
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mortgage(a)	Ba2	7.875%	11/01/17	1,250	1,360,938
Yonkers Racing Corp., Sec’d. Notes, 144A	B1	11.375%	07/15/16	1,803	1,956,255

					54,297,541

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Gas Distributors — 0.5%
Amerigas Partners LP/Amerigas Finance Corp., Sr. Unsec’d. Notes	Ba3	6.50%	05/20/21	$1,930	$1,949,300
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 144A	Ba3	6.50%	05/01/21	1,875	1,771,875
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	B2	8.625%	06/15/20	780	822,900
Inergy LP/Inergy Finance Corp., Gtd. Notes	Ba3	7.00%	10/01/18	1,575	1,590,750
Inergy LP/Inergy Finance Corp., Gtd. Notes, 144A	Ba3	6.875%	08/01/21	750	750,000

					6,884,825

Gas Pipelines — 1.3%
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%	06/15/17	575	650,541
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.25%	06/01/18	1,775	1,993,721
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes, 144A(a)	B3	7.875%	12/15/18	820	815,900
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	B1	6.50%	08/15/21	2,925	2,903,062
MarkWest Energy Partners LP/Markwest Energy Finance Corp., Gtd. Notes(a)	B1	6.75%	11/01/20	1,585	1,616,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	B1	8.25%	07/01/16	1,750	1,846,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	B1	6.875%	02/01/21	1,400	1,386,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(a)	B1	7.875%	10/15/18	5,000	5,275,000

					16,487,174

Healthcare — 5.1%
Accellent, Inc., Gtd. Notes, 144A	Caa2	10.00%	11/01/17	3,100	3,038,000
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375%	02/01/17	2,137	2,209,124
Alliance HealthCare Services, Inc., Sr. Unsec’d. Notes	B(d)	8.00%	12/01/16	3,175	3,063,875
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	Ba3	11.25%	11/01/14	1,800	1,863,000
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	B3	12.375%	11/01/14	1,500	1,561,875
Aviv Healthcare Properties LP, Gtd. Notes, 144A	B1	7.75%	02/15/19	805	823,113
Biomet, Inc., Gtd. Notes	Caa1	11.625%	10/15/17	1,775	1,965,812
Biomet, Inc., Gtd. Notes, PIK	B3	10.375%	10/15/17	1,750	1,929,375
Capella Healthcare, Inc., Gtd. Notes, 144A	B3	9.25%	07/01/17	2,175	2,294,625
CHS/Community Health Systems, Inc., Gtd. Notes(a)	B3	8.875%	07/15/15	4,711	4,852,330
ConvaTec Healthcare E SA, Gtd. Notes, 144A (Luxembourg) .	Caa1	10.50%	12/15/18	3,750	3,881,250
DaVita, Inc., Gtd. Notes	B2	6.375%	11/01/18	200	202,500
HCA, Inc., Sec’d. Notes	B2	9.25%	11/15/16	4,000	4,245,000
HCA, Inc., Sec’d. Notes, PIK(a)	B2	9.625%	11/15/16	1,849	1,966,757
HCA, Inc., Sr. Sec’d. Notes	Ba2	7.25%	09/15/20	1,000	1,073,750
HCA, Inc., Sr. Unsec’d. Notes	B3	5.75%	03/15/14	3,000	3,041,250
Healthsouth Corp., Gtd. Notes	B2	7.25%	10/01/18	2,925	3,049,312
IASIS Healthcare LLC/ASIS Capital Corp., Sr. Notes, 144A	Caa1	8.375%	05/15/19	3,000	2,962,500
InVentiv Health, Inc., Sr. Notes, 144A	Caa2	10.00%	08/15/18	700	665,000
Kindred Healthcare, Inc., Gtd. Notes, 144A	B3	8.25%	06/01/19	1,600	1,592,000
LifePoint Hospitals, Inc., Gtd. Notes, 144A	Ba1	6.625%	10/01/20	450	463,500
MedAssets, Inc., Gtd. Notes, 144A	B3	8.00%	11/15/18	925	915,750
Multiplan, Inc., Gtd. Notes, 144A(a)	Caa1	9.875%	09/01/18	4,500	4,781,250
Needle Merger Sub Corp., Sr. Unsec’d. Notes, 144A(a)	Caa1	8.125%	03/15/19	1,750	1,763,125
OnCure Holdings, Inc., Sec’d. Notes	B3	11.75%	05/15/17	1,140	1,177,050
Radnet Management, Inc., Gtd. Notes	Caa1	10.375%	04/01/18	1,275	1,303,687
Res-Care, Inc., Sr. Unsec’d. Notes	B3	10.75%	01/15/19	1,575	1,645,875
Select Medical Corp., Gtd. Notes	Caa1	7.625%	02/01/15	2,642	2,615,580

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Healthcare (cont’d.)
STHI Holding Corp., Sec’d. Notes, 144A	B2	8.00%	03/15/18	$850	$862,750
Teleflex, Inc., Gtd. Notes	B1	6.875%	06/01/19	625	632,813
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Gtd. Notes	B3	8.00%	02/01/18	1,275	1,316,437
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Sr. Notes, 144A	B3	7.75%	02/01/19	680	688,500

					64,446,765

Home Builders
Beazer Homes USA, Inc., Gtd. Notes	Caa2	6.875%	07/15/15	210	186,375

Home Construction — 0.7%
DR Horton, Inc. Gtd. Notes	Ba3	5.625%	01/15/16	675	685,125
K Hovnanian Enterprises, Inc., Gtd. Notes(a)	Caa2	11.875%	10/15/15	1,025	812,313
K Hovnanian Enterprises, Inc., Sr. Sec’d. Notes(a)	B1	10.625%	10/15/16	1,355	1,351,612
Lennar Corp., Gtd. Notes	B3	6.95%	06/01/18	700	679,000
Lennar Corp., Gtd. Notes	B3	12.25%	06/01/17	565	690,713
M/I Homes, Inc., Gtd. Notes, 144A	Caa1	8.625%	11/15/18	675	664,031
Standard Pacific Corp., Gtd. Notes	B3	8.375%	01/15/21	625	612,500
Standard Pacific Corp., Gtd. Notes	B3	10.75%	09/15/16	300	339,750
Standard Pacific Corp., Sec’d. Notes(a)	B3	8.375%	05/15/18	2,465	2,443,431

					8,278,475

Independent Energy — 5.0%
Alta Mesa Holdings/Alta Mesa Finance Services Corp., Sr. Notes, 144A	B3	9.625%	10/15/18	1,000	1,000,000
Bill Barrett Corp., Gtd. Notes	B1	9.875%	07/15/16	900	1,008,000
Brigham Exploration Co., Gtd. Notes	Caa1	8.75%	10/01/18	1,000	1,090,000
Brigham Exploration Co., Gtd. Notes, 144A	Caa1	6.875%	06/01/19	350	348,250
Carrizo Oil & Gas, Inc., Gtd. Notes, 144A	B3	8.625%	10/15/18	452	465,560
Chaparral Energy, Inc., Gtd. Notes	Caa1	8.25%	09/01/21	695	700,212
Chesapeake Energy Corp., Gtd. Notes	Ba3	9.50%	02/15/15	2,500	2,900,000
Clayton Williams Energy, Inc., Gtd. Notes, 144A	Caa1	7.75%	04/01/19	1,800	1,764,000
Comstock Resources, Inc., Gtd. Notes	B2	7.75%	04/01/19	300	302,250
Comstock Resources, Inc., Gtd. Notes(a)	B2	8.375%	10/15/17	2,025	2,126,250
Concho Resources, Inc., Gtd. Notes	B3	6.50%	01/15/22	900	902,250
Denbury Resources, Inc., Gtd. Notes	B1	6.375%	08/15/21	1,025	1,025,000
Denbury Resources, Inc., Gtd. Notes	B1	8.25%	02/15/20	3,345	3,646,050
Denbury Resources, Inc., Gtd. Notes	B1	9.75%	03/01/16	375	419,063
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., Gtd. Notes, 144A(a)	B3	8.375%	06/01/19	700	698,250
First Wind Capital LLC, Sr. Sec’d. Notes, 144A	B3	10.25%	06/01/18	260	262,600
Forest Oil Corp., Gtd. Notes(a)	B1	7.25%	06/15/19	2,000	2,040,000
Forest Oil Corp., Gtd. Notes(a)	B1	8.50%	02/15/14	3,000	3,255,000
Harvest Operations Corp., Gtd. Notes, 144A (Canada)	Ba1	6.875%	10/01/17	2,950	3,045,875
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A	B2	7.625%	04/15/21	400	418,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A	B2	8.00%	02/15/20	750	806,250
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes, 144A	B2	6.50%	05/15/19	1,625	1,608,750
MEG Energy Corp., Gtd. Notes, 144A (Canada)	B3	6.50%	03/15/21	2,200	2,211,000
Newfield Exploration Co., Sr. Sub. Notes	Ba2	7.125%	05/15/18	3,479	3,687,740
NFR Energy LLC/NFR Energy Finance Corp., Gtd. Notes, 144A	Caa1	9.75%	02/15/17	1,250	1,212,500
Penn Virginia Corp., Gtd. Notes	B2	7.25%	04/15/19	325	314,438
Penn Virginia Corp., Sr. Notes	B2	10.375%	06/15/16	2,475	2,741,062
Petrohawk Energy Corp., Gtd. Notes	B3	7.25%	08/15/18	1,075	1,103,219

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Independent Energy (cont’d.)
Petrohawk Energy Corp., Gtd. Notes	B3	7.875%		06/01/15	$1,350	$1,414,125
Petrohawk Energy Corp., Gtd. Notes, 144A	B3	6.25%		06/01/19	1,000	977,500
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%		05/01/18	3,398	3,668,770
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	7.50%		01/15/20	3,067	3,455,917
Plains Exploration & Production Co., Gtd. Notes	B1	7.00%		03/15/17	1,000	1,030,000
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%		04/01/20	3,150	3,307,500
Range Resources Corp., Gtd. Notes(a)	Ba3	5.75%		06/01/21	2,600	2,554,500
Range Resources Corp., Gtd. Notes	Ba3	6.75%		08/01/20	1,275	1,319,625
Range Resources Corp., Gtd. Notes	Ba3	7.25%		05/01/18	430	455,800
Range Resources Corp., Gtd. Notes	Ba3	7.50%		10/01/17	900	956,250
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	B1	6.50%		07/15/21	1,265	1,280,812
SM Energy Co., Sr. Unsec’d. Notes, 144A	B1	6.625%		02/15/19	625	626,562
Venoco, Inc., Gtd. Notes, 144A	Caa1	8.875%		02/15/19	725	725,000
W&T Offshore, Inc., Sr. Notes, 144A	Caa1	8.50%		06/15/19	866	876,825

						63,750,755

Insurance — 0.1%
Catlin Insurance Co. Ltd., Jr. Sub. Notes, 144A (Bermuda)(a)	BBB+(d)	7.249%	(c)	07/29/49	2,000	1,905,000

Life Insurance — 0.2%
American International Group, Inc., Jr. Sub. Debs.(a)	Baa2	8.175%	(c)	05/15/68	2,375	2,594,925

Lodging — 0.7%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.00%		10/01/14	1,065	1,195,462
Felcor Lodging LP, Sr. Sec’d. Notes, 144A	B2	6.75%		06/01/19	750	720,000
Host Hotels & Resorts LP, Gtd. Notes	Ba1	6.00%		11/01/20	925	927,313
Host Hotels & Resorts LP, Gtd. Notes	Ba1	6.375%		03/15/15	5,250	5,355,000
Host Hotels & Resorts LP, Sr. Notes, 144A	Ba1	5.875%		06/15/19	500	500,625
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (Liberia)	Ba2	7.25%		03/15/18	640	683,200

						9,381,600

Media – Cable — 4.2%
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A(a)	B3	8.00%		12/15/18	625	644,531
CCH II LLC/CCH II Capital Corp., Gtd. Notes	B2	13.50%		11/30/16	1,000	1,177,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	6.50%		04/30/21	1,500	1,479,375
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	7.00%		01/15/19	1,075	1,107,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	7.875%		04/30/18	1,700	1,791,375
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	8.125%		04/30/20	1,575	1,701,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	B2	7.00%		01/15/19	60	61,650
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%		11/15/17	3,115	3,239,600
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	Ba2	8.00%		04/30/12	4,200	4,368,000
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	Ba2	10.875%		09/15/14	1,000	1,100,000
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	7.625%		07/15/18	2,875	3,112,188
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%		04/15/14	900	996,750
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%		06/15/15	2,275	2,457,000
CSC Holdings LLC, Sr. Unsec’d. Notes(a)	Ba3	8.625%		02/15/19	3,375	3,805,312
DISH DBS Corp., Gtd. Notes	Ba3	6.625%		10/01/14	1,200	1,263,000
DISH DBS Corp., Gtd. Notes	Ba3	7.00%		10/01/13	2,000	2,147,500
DISH DBS Corp., Gtd. Notes	Ba3	7.875%		09/01/19	1,000	1,078,750
DISH DBS Corp., Gtd. Notes, 144A	Ba3	6.75%		06/01/21	1,380	1,414,500
Insight Communications Co., Inc., Sr. Notes, 144A	B3	9.375%		07/15/18	1,000	1,097,500

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Media – Cable (cont’d.)
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes(a)	B3	9.125%	08/15/19	$1,399	$1,475,945
Ono Finance II PLC, Gtd. Notes, 144A (Ireland)(a)	Caa2	10.875%	07/15/19	625	665,625
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B1	7.75%	03/15/16	825	852,844
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, 144A (Germany)	B1	8.125%	12/01/17	2,855	3,033,438
UPC Holding BV, Sr. Sec’d. Notes, 144A (Netherlands)	B2	9.875%	04/15/18	2,000	2,220,000
Videotron Ltee, Gtd. Notes (Canada)	Ba1	9.125%	04/15/18	6,150	6,864,937
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	Ba2	8.375%	10/15/19	580	646,700
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	Ba2	9.50%	08/15/16	2,500	2,825,000

					52,627,270

Media – Non-Cable — 5.9%
AMC Networks, Inc., Gtd. Notes, 144A	B2	7.75%	07/15/21	1,200	1,254,000
Cengage Learning Acquisitions, Inc., Gtd. Notes, 144A	Caa2	10.50%	01/15/15	2,850	2,579,250
Cenveo Corp., Gtd. Notes, 144A	Caa1	10.50%	08/15/16	1,000	982,500
Cenveo Corp., Sec’d. Notes	B3	8.875%	02/01/18	3,250	3,152,500
Clear Channel Communications, Inc., Gtd. Notes	Ca	10.75%	08/01/16	850	767,125
Clear Channel Communications, Inc., Gtd. Notes, 144A	Caa1	9.00%	03/01/21	2,275	2,178,312
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	5.50%	12/15/16	3,525	2,326,500
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	B2	9.25%	12/15/17	1,425	1,553,250
Cumulus Media, Inc., Gtd. Notes, 144A(a)	B3	7.75%	05/01/19	1,225	1,182,125
Gannett Co., Inc., Gtd. Notes, 144A	Baa3	7.125%	09/01/18	250	250,938
Intelsat Jackson Holdings SA, Gtd. Notes (Luxembourg)(a)	B3	9.50%	06/15/16	1,750	1,835,313
Intelsat Jackson Holdings SA, Gtd. Notes, 144A (Luxembourg)	B3	7.25%	04/01/19	1,925	1,910,562
Intelsat Jackson Holdings SA, Gtd. Notes, 144A (Luxembourg)	B(d)	7.50%	04/01/21	2,325	2,310,469
Intelsat Luxembourg SA, Gtd. Notes (Luxembourg)	Caa3	11.25%	02/04/17	4,950	5,315,062
Intelsat Luxembourg SA, Gtd. Notes, 144A, PIK (Luxembourg)	Caa3	11.50%	02/04/17	6,490	6,976,750
Intelsat Luxembourg SA, Gtd. Notes, PIK (Luxembourg)	Caa3	11.50%	02/04/17	2,982	3,205,961
Lamar Media Corp., Gtd. Notes	B1	6.625%	08/15/15	371	376,565
Lamar Media Corp., Gtd. Notes(a)	B1	7.875%	04/15/18	1,750	1,833,125
Lamar Media Corp., Gtd. Notes	Ba3	9.75%	04/01/14	4,875	5,630,625
LIN Television Corp., Gtd. Notes	Ba3	8.375%	04/15/18	4,650	4,894,125
McClatchy Co. (The), Sr. Sec’d. Notes	B1	11.50%	02/15/17	2,250	2,390,625
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.50%	05/01/16	1,774	2,075,580
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes(a)	B2	11.625%	02/01/14	700	817,250
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	B2	7.75%	10/15/18	3,575	3,753,750
Salem Communications Corp., Sec’d. Notes	B2	9.625%	12/15/16	1,950	2,054,812
Sinclair Television Group, Inc., Gtd. Notes(a)	B2	8.375%	10/15/18	1,800	1,890,000
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.25%	11/01/17	750	823,125
Sirius XM Radio, Inc., Gtd. Notes, 144A	B2	8.75%	04/01/15	1,000	1,102,500
SSI Investments II/SSI Co-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18	3,525	3,895,125
Telesat Canada/Telesat LLC, Gtd. Notes (Canada)	Caa1	12.50%	11/01/17	400	480,000
Univision Communications, Inc., Gtd. Notes, 144A(a)	Caa2	8.50%	05/15/21	625	623,438
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(a)	B2	6.875%	05/15/19	1,350	1,336,500
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	B2	7.875%	11/01/20	400	410,000
Valassis Communications, Inc., Gtd. Notes, 144A	Ba3	6.625%	02/01/21	725	717,750
XM Satellite Radio, Inc., Gtd. Notes, 144A	B2	13.00%	08/01/14	1,000	1,172,500

					74,058,012

Metals & Mining — 4.1%
Aleris International, Inc., Gtd. Notes, 144A(a)	B1	7.625%	02/15/18	600	598,500
Alpha Natural Resources, Inc., Gtd. Notes	Ba3	6.00%	06/01/19	500	498,750
APERAM, Sr. Unsec’d. Notes, 144A (Luxembourg)	B1	7.375%	04/01/16	300	301,500

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Metals & Mining (cont’d.)
APERAM, Sr. Unsec’d. Notes, 144A (Luxembourg)	B1	7.75%	04/01/18	$600		$604,500
Arch Coal, Inc., Gtd. Notes	B1	7.25%	10/01/20	1,000		1,017,500
Arch Coal, Inc., Gtd. Notes	B1	8.75%	08/01/16	500		542,500
Arch Coal, Inc., Gtd. Notes, 144A	B1	7.00%	06/15/19	1,825		1,820,437
Arch Coal, Inc., Gtd. Notes, 144A	B1	7.25%	06/15/21	1,825		1,827,281
Calcipar SA, Sr. Sec’d. Notes, 144A (Luxembourg)	B1	6.875%	05/01/18	3,000		3,007,500
CONSOL Energy, Inc., Gtd. Notes, 144A	B1	6.375%	03/01/21	250		248,750
Essar Steel Algoma, Inc., Sr. Sec’d. Notes, 144A (Canada)	B3	9.375%	03/15/15	1,050		1,052,625
FMG Resources August 2006 Pty Ltd., Gtd. Notes, 144A (Australia)	B1	6.375%	02/01/16	1,000		997,500
FMG Resources August 2006 Pty Ltd., Gtd. Notes, 144A (Australia)	B1	6.875%	02/01/18	2,525		2,562,875
FMG Resources August 2006 Pty Ltd., Gtd. Notes, 144A (Australia)	B1	7.00%	11/01/15	1,935		1,973,700
Foresight Energy LLC/Foresight Energy Corp., Gtd. Notes, 144A(a)	Caa1	9.625%	08/15/17	1,250		1,326,563
Foundation PA Coal Co. LLC, Gtd. Notes	Ba3	7.25%	08/01/14	3,000		3,045,000
James River Escrow, Inc., Sr. Unsec’d. Notes, 144A	B2	7.875%	04/01/19	200		198,000
JMC Steel Group, Sr. Notes, 144A	B3	8.25%	03/15/18	4,050		4,110,750
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125%	12/01/15	3,800		4,009,000
Murray Energy Corp., Sec’d. Notes, 144A	B3	10.25%	10/15/15	665		698,250
Noranda Aluminum Acquisition Corp., Gtd. Notes, PIK	B2	4.417%	05/15/15	1,381		1,308,866
Novelis, Inc., Gtd. Notes (Canada)	B2	8.75%	12/15/20	5,596		6,043,680
Patriot Coal Corp., Gtd. Notes	B3	8.25%	04/30/18	1,000		1,035,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Gtd. Notes	B2	8.25%	04/15/18	1,500		1,548,750
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	B1	8.00%	12/01/18	1,050		1,118,250
Ryerson, Inc., Sr. Sec’d. Notes	Caa1	12.00%	11/01/15	1,215		1,290,938
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.375%	11/01/12	725		764,875
Taseko Mines Ltd., Gtd. Notes (Canada)	B3	7.75%	04/15/19	300		302,250
Thompson Creek Metals Co., Inc., Gtd. Notes, 144A (Canada)	B3	7.375%	06/01/18	1,650		1,617,000
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	7.00%	02/01/18	250		252,500
United States Steel Corp., Sr. Unsec’d. Notes(a)	Ba2	7.375%	04/01/20	1,720		1,767,300
Vulcan Materials Co., Sr. Unsec’d. Notes	Ba1	6.50%	12/01/16	765		760,289
Vulcan Materials Co., Sr. Unsec’d. Notes(a)	Ba1	7.50%	06/15/21	685		684,094
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes, 144A	Caa2	10.75%	02/01/18	3,100		3,193,000
Xinergy Corp., Sr. Sec’d. Notes, 144A	Caa1	9.25%	05/15/19	200		201,500

						52,329,773

Non-Captive – Consumer — 1.3%
American General Finance Corp., Sr. Unsec’d. Notes, MTN	B3	5.40%	12/01/15	2,475		2,264,625
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.00%	03/25/20	850		912,733
Speedy Cash, Inc., Sr. Sec’d. Notes, 144A	B3	10.75%	05/15/18	725		741,313
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	5.375%	10/01/12	3,250		3,233,750
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	5.85%	06/01/13	1,000		987,500
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	6.90%	12/15/17	8,700		7,982,250

						16,122,171

Non-Captive – Diversified — 2.9%
Ally Financial, Inc., Gtd. Notes(a)	B1	8.00%	03/15/20	1,500		1,593,750
Ally Financial, Inc., Gtd. Notes(a)	B1	8.00%	11/01/31	1,500		1,623,750
Ally Financial, Inc., Gtd. Notes	B1	8.30%	02/12/15	5,250		5,866,875
CIT Group, Inc., Sec’d. Notes(a)	B2	7.00%	05/01/14	3,443		3,486,418
CIT Group, Inc., Sec’d. Notes	B2	7.00%	05/01/16	—	(r)	920

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Non-Captive – Diversified (cont’d.)
CIT Group, Inc., Sec’d. Notes	B2	7.00%		05/02/16	$1,499		$1,493,379
CIT Group, Inc., Sec’d. Notes	B2	7.00%		05/01/17	—	(r)	293
CIT Group, Inc., Sec’d. Notes	B2	7.00%		05/02/17	3,952		3,942,120
CIT Group, Inc., Sec’d. Notes, 144A(a)	B2	6.625%		04/01/18	300		312,750
CIT Group, Inc., Sec’d. Notes, 144A	B2	7.00%		05/02/16	2,725		2,714,781
CIT Group, Inc., Sec’d. Notes, 144A	B2	7.00%		05/02/17	3,452		3,443,370
ILFC E-Capital Trust I, Ltd. Gtd. Notes, 144A	B3	5.74%	(c)	12/21/65	1,600		1,305,904
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A(a)	B3	6.25%	(c)	12/21/65	1,020		867,000
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.75%		09/01/16	2,500		2,662,500
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.75%		05/15/16	550		541,594
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	6.25%		05/15/19	1,400		1,367,894
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	B1	8.25%		12/15/20	250		270,000
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	8.625%		09/15/15	1,200		1,300,500
KKR Group Finance Co. LLC, Gtd. Notes, 144A	A-(d)	6.375%		09/29/20	3,000		3,172,578
Oppenheimer Holdings, Inc., Sr. Sec’d. Notes, 144A	B2	8.75%		04/15/18	235		243,812

							36,210,188

Oil & Field Services — 0.9%
Boart Longyear Management Pty Ltd., Gtd. Notes, 144A (Australia)	Ba2	7.00%		04/01/21	290		296,525
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes, 144A	B3	9.375%		05/01/19	400		412,000
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	9.50%		05/15/16	500		546,250
Cie Generale de Geophysique-Veritas, Gtd. Notes, 144A (France)(a)	Ba3	6.50%		06/01/21	1,000		965,000
Exterran Holdings, Inc., Gtd. Notes, 144A	Ba3	7.25%		12/01/18	800		808,000
Helix Energy Solutions Group, Inc., Gtd. Notes, 144A	B3	9.50%		01/15/16	675		695,250
Key Energy Services, Inc., Gtd. Notes	B1	6.75%		03/01/21	600		600,000
McJunkin Red Man Corp., Sr. Sec’d. Notes, 144A	B3	9.50%		12/15/16	1,850		1,882,375
Ocean Rig UDW, Inc., Sr. Unsec’d. Notes (Marshall Island)	NR	9.50%		04/27/16	1,700		1,699,626
Oil States International, Inc., Gtd. Notes, 144A	Ba3	6.50%		06/01/19	1,400		1,407,000
Precision Drilling Corp., Gtd. Notes, 144A (Canada)	Ba2	6.625%		11/15/20	1,205		1,220,063
Seadrill Ltd., Sr. Unsec’d. Notes (Bermuda)	NR	6.50%		10/05/15	700		679,000
Trinidad Drilling Ltd., Sr. Unsec’d. Notes, 144A (Canada)	B2	7.875%		01/15/19	485		503,897
Unit Corp., Gtd. Notes	B3	6.625%		05/15/21	275		275,000

							11,989,986

Other Financial Institutions — 0.3%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.00%		02/01/19	2,190		2,195,475
CNG Holdings, Inc., Sr. Sub. Notes, 144A	NR	13.75%		08/15/15	300		328,500
Community Choice Financial, Inc., Sr. Sec’d. Notes, 144A	B3	10.75%		05/01/19	1,570		1,593,550

							4,117,525

Other Industrials — 1.1%
Altra Holdings, Inc., Sec’d. Notes	B1	8.125%		12/01/16	1,700		1,836,000
Belden, Inc., Notes	Ba2	9.25%		06/15/19	750		834,375
Dycom Investments, Inc., Sr. Sub. Notes, 144A	Ba3	7.125%		01/15/21	2,000		2,040,000
Interline Brands, Inc., Gtd. Notes	B2	7.00%		11/15/18	2,875		2,910,938
Liberty Tire Recycling, Gtd. Notes, 144A	B3	11.00%		10/01/16	775		809,875
Mobile Mini, Inc., Gtd. Notes, 144A	B2	7.875%		12/01/20	425		437,750
Park-Ohio Industries, Inc., Sr. Unsec’d. Notes, 144A	B3	8.125%		04/01/21	1,275		1,275,000
Thermon Industries, Inc., Sec’d. Notes	B1	9.50%		05/01/17	868		930,930
Trimas Corp., Sec’d. Notes	B2	9.75%		12/15/17	3,100		3,394,500

							14,469,368

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Packaging — 2.4%
Ardagh Packaging Finance PLC, Gtd. Notes, 144A (Ireland)	B3	9.125%		10/15/20	$4,625	$4,867,812
Berry Plastics Corp., Sec’d. Notes	Caa1	9.50%		05/15/18	1,264	1,254,520
Berry Plastics Corp., Sec’d. Notes	Caa1	9.75%		01/15/21	2,925	2,829,938
BWAY Parent Co., Inc., Sr. Unsec’d. Notes, 144A, PIK	Caa1	10.125%		11/01/15	1,769	1,768,608
Crown Americas LLC/Crown Americas Capital Corp. III, Sr. Notes, 144A	Ba3	6.25%		02/01/21	525	530,250
Exopack Holding Corp., Gtd. Notes, 144A	Caa1	10.00%		06/01/18	1,700	1,687,250
Graham Packaging Co. LP/GPC Capital Corp. I, Gtd. Notes(a)	Caa1	8.25%		01/01/17	1,500	1,672,500
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.75%		02/01/17	1,000	1,040,000
Plastipak Holdings, Inc., Gtd. Notes, 144A(a)	B3	8.50%		12/15/15	2,000	2,050,000
Plastipak Holdings, Inc., Sr. Notes, 144A	B3	10.625%		08/15/19	1,755	1,974,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes, 144A	Caa1	8.25%		02/15/21	1,550	1,449,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes, 144A	Caa1	8.75%		05/15/18	3,000	2,947,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes, 144A	Caa1	9.00%		04/15/19	650	641,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	Ba3	6.875%		02/15/21	1,350	1,316,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	Ba3	7.125%		04/15/19	2,500	2,481,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	Ba3	8.50%		10/15/16	2,000	2,085,000

						30,596,378

Paper — 1.9%
AbitibiBowater, Inc., Sr. Sec’d. Notes, 144A	B1	10.25%		10/15/18	3,289	3,560,343
Cascades, Inc., Gtd. Notes (Canada)	Ba3	7.75%		12/15/17	3,000	3,127,500
Graphic Packaging International, Inc., Gtd. Notes(a)	B2	7.875%		10/01/18	2,500	2,650,000
Graphic Packaging International, Inc., Gtd. Notes	B2	9.50%		06/15/17	1,800	1,971,000
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A	B2	8.00%		06/01/16	175	175,875
NewPage Corp., Sec’d. Notes(a)	Caa2	10.00%		05/01/12	2,550	765,000
NewPage Corp., Sr. Sec’d. Notes(a)	B2	11.375%		12/31/14	8,725	8,136,062
Verso Paper Holdings LLC/Verso Paper, Inc., Sec’d. Notes, 144A(a)	B2	8.75%		02/01/19	3,900	3,471,000

						23,856,780

Pharmaceuticals — 1.8%
Catalent Pharma Solutions, Inc., Gtd. Notes, PIK	Caa1	9.50%		04/15/15	3,500	3,500,000
Elan Finance PLC/Elan Finance Corp., Gtd. Notes (Ireland)	B2	8.75%		10/15/16	3,500	3,679,375
Endo Pharmaceuticals Holdings, Inc., Gtd. Notes, 144A	Ba3	7.00%		07/15/19	950	973,750
Endo Pharmaceuticals Holdings, Inc., Gtd. Notes, 144A	Ba3	7.25%		01/15/22	1,075	1,091,125
Giant Funding Corp., Sr. Sec’d. Notes, 144A	B3	8.25%		02/01/18	2,475	2,580,187
Mylan, Inc., Gtd. Notes, 144A	Ba3	7.625%		07/15/17	1,600	1,744,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	Ba3	6.50%		07/15/16	1,250	1,235,938
Valeant Pharmaceuticals International, Gtd. Notes, 144A	Ba3	7.00%		10/01/20	2,250	2,176,875
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Gtd. Notes, 144A	B3	7.75%		09/15/18	5,250	5,295,937

						22,277,187

Property & Casualty Insurance — 0.7%
HUB International Holdings, Inc., Sr. Sub. Notes, 144A	Caa1	10.25%		06/15/15	2,500	2,543,750
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa3	7.80%		03/07/87	1,000	997,500
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa3	10.75%	(c)	06/15/88	3,850	5,110,875

						8,652,125

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Railroads — 0.2%
Kansas City Southern de Mexico SA de CV, Sr. Unsec’d. Notes, 144A (Mexico)	Ba3	6.125%		06/15/21	$270	$270,000
Kansas City Southern de Mexico SA de CV, Sr. Unsec’d. Notes, 144A (Mexico)(a)	Ba3	6.625%		12/15/20	525	546,000
RailAmerica, Inc., Sr. Sec’d. Notes	B1	9.25%		07/01/17	1,400	1,536,500

						2,352,500

Real Estate Investment Trusts — 0.7%
CB Richard Ellis Services, Inc., Gtd. Notes(a)	Ba1	6.625%		10/15/20	805	827,138
CNL Lifestyle Properties, Gtd. Notes, 144A	Ba3	7.25%		04/15/19	3,425	3,099,625
Kennedy Wilson, Inc., Gtd. Notes, 144A	B1	8.75%		04/01/19	2,115	2,128,219
Omega Healthcare Investors, Inc., Gtd. Notes, 144A	Ba2	6.75%		10/15/22	2,125	2,095,781
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes, 144A	B2	8.125%		11/01/18	333	333,000
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	8.625%		01/15/12	535	552,623

						9,036,386

Refining — 0.2%
Citgo Petroleum Corp., Sr. Sec’d. Notes, 144A	Ba2	11.50%		07/01/17	1,175	1,363,000
Frontier Oil Corp., Gtd. Notes	Ba3	6.875%		11/15/18	315	332,325
Petroplus Finance Ltd., Sr. Sec’d. Notes, 144A (Bermuda)	B2	6.75%		05/01/14	1,020	999,600

						2,694,925

Restaurants — 0.6%
CKE Restaurants, Inc., Sec’d. Notes	B2	11.375%		07/15/18	1,575	1,720,688
Dave & Buster’s, Inc., Gtd. Notes	Caa1	11.00%		06/01/18	1,000	1,070,000
DineEquity, Inc., Gtd. Notes, 144A	B3	9.50%		10/30/18	2,320	2,517,200
Landry’s Restaurants, Inc., Sec’d. Notes(a)	B3	11.625%		12/01/15	1,250	1,337,500
Landry’s Restaurants, Inc., Sec’d. Notes, 144A	B3	11.625%		12/01/15	800	856,000
Roadhouse Financing, Inc., Sec’d. Notes, 144A	B2	10.75%		10/15/17	550	577,500

						8,078,888

Retailers — 2.3%
Burlington Coat Factory Warehouse Corp., Gtd. Notes, 144A	Caa1	10.00%		02/15/19	1,400	1,386,000
Chinos Acquisition Corp., Sr. Notes, 144A(a)	Caa1	8.125%		03/01/19	650	625,625
Claire’s Escrow Corp., Sec’d. Notes, 144A(a)	Caa3	8.875%		03/15/19	3,000	2,805,000
Giraffe Acquisition Corp., Sr. Unsec’d. Notes, 144A	Caa1	9.125%		12/01/18	1,696	1,590,000
Michaels Stores, Inc., Gtd. Notes, 144A(a)	Caa1	7.75%		11/01/18	500	501,250
Nebraska Book Co., Inc., Gtd. Notes(a)(i)	Ca	8.625%	(c)	03/15/12	705	532,275
Pantry, Inc. (The), Gtd. Notes	Caa1	7.75%		02/15/14	2,800	2,793,000
Rite Aid Corp., Gtd. Notes(a)	Caa3	9.50%		06/15/17	2,750	2,509,375
Rite Aid Corp., Sec’d. Notes(a)	Caa2	7.50%		03/01/17	2,500	2,481,250
Sears Holding Corp., Sec’d. Notes, 144A	Ba1	6.625%		10/15/18	5,900	5,472,250
Sizzling Platter LLC, Sr. Sec’d. Notes, 144A	Caa1	12.25%		04/15/16	1,120	1,145,200
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.50%		05/15/16	3,930	4,136,325
Toys R Us Property Co. II LLC, Sr. Sec’d. Notes	Ba1	8.50%		12/01/17	3,500	3,657,500

						29,635,050

Supermarkets — 1.0%
American Stores Co., Sr. Unsec’d. Notes	B2	7.90%		05/01/17	200	199,250
American Stores Co., Sr. Unsec’d. Notes, MTN	B2	7.10%		03/20/28	90	71,775
BI-LO LLC/BI-LO Finance Corp., Sr. Sec’d. Notes, 144A(a)	B2	9.25%		02/15/19	1,750	1,771,875
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%		05/15/17	3,050	3,263,500
Stater Bros Holdings, Inc., Gtd. Notes, 144A(a)	B2	7.375%		11/15/18	1,000	1,037,500
SUPERVALU, Inc., Sr. Unsec’d. Notes	B2	7.50%		11/15/14	4,475	4,475,000
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	B2	8.00%		05/01/16	1,725	1,759,500

						12,578,400

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Technology — 8.4%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	7.75%	08/01/20	$1,600	$1,648,000
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	8.125%	12/15/17	5,650	5,904,250
Amkor Technology, Inc., Sr. Unsec’d. Notes	Ba3	7.375%	05/01/18	1,200	1,219,500
Audatex North America, Inc., Gtd. Notes, 144A	Ba2	6.75%	06/15/18	1,205	1,211,025
Avaya, Inc., Gtd. Notes	Caa2	9.75%	11/01/15	3,375	3,442,500
Avaya, Inc., Gtd. Notes, PIK	Caa2	10.125%	11/01/15	775	796,313
Avaya, Inc., Sr. Sec’d. Notes, 144A	B1	7.00%	04/01/19	1,580	1,528,650
Buccaneer Merger Sub, Inc., Sr. Notes, 144A	Caa1	9.125%	01/15/19	2,200	2,288,000
CDW Escrow Corp., Gtd. Notes, 144A	Caa1	8.50%	04/01/19	5,850	5,733,000
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	11.00%	10/12/15	116	122,090
CDW LLC/CDW Finance Corp., Gtd. Notes	CCC+(d)	12.535%	10/12/17	3,070	3,307,925
CommScope, Inc., Gtd. Notes, 144A(a)	B3	8.25%	01/15/19	2,675	2,755,250
CoreLogic, Inc., Gtd. Notes, 144A	Ba3	7.25%	06/01/21	2,500	2,437,500
DuPont Fabros Technology LP, Gtd. Notes	Ba2	8.50%	12/15/17	3,325	3,632,562
eAccess Ltd., Gtd. Notes, 144A (Japan)	Ba3	8.25%	04/01/18	280	279,300
Eastman Kodak Co., Sec’d. Notes, 144A	B1	9.75%	03/01/18	2,250	2,148,750
First Data Corp., Gtd. Notes	Caa1	9.875%	09/24/15	232	238,380
First Data Corp., Gtd. Notes, 144A	Caa1	12.625%	01/15/21	6,187	6,620,090
First Data Corp., Sec’d. Notes, 144A	Caa1	8.25%	01/15/21	269	263,620
First Data Corp., Sr. Sec’d. Notes, 144A	B1	7.375%	06/15/19	650	654,875
Freescale Semiconductor, Inc., Gtd. Notes(a)	Caa2	10.125%	12/15/16	6,025	6,484,406
Freescale Semiconductor, Inc., Gtd. Notes, 144A(a)	Caa2	8.05%	02/01/20	1,865	1,874,325
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	B1	9.25%	04/15/18	3,050	3,286,375
iGate Corp., Gtd. Notes, 144A	B2	9.00%	05/01/16	1,420	1,434,200
Intcomex, Inc., Sec’d. Notes	B3	13.25%	12/15/14	1,191	1,217,798
Interactive Data Corp., Gtd. Notes, 144A	Caa1	10.25%	08/01/18	5,931	6,464,790
Iron Mountain, Inc., Gtd. Notes	B1	8.00%	06/15/20	1,250	1,293,750
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125%	07/01/16	870	848,250
NXP BV/NXP Funding LLC, Gtd. Notes (Netherlands)(a)	Caa2	9.50%	10/15/15	3,500	3,710,000
NXP BV/NXP Funding LLC, Sr. Sec’d. Notes, 144A (Netherlands)	B3	9.75%	08/01/18	5,650	6,328,000
Seagate HDD Cayman, Gtd. Notes, 144A (Cayman Islands)	Ba1	6.875%	05/01/20	1,500	1,488,750
Seagate HDD Cayman, Gtd. Notes, 144A (Cayman Islands)	Ba1	7.75%	12/15/18	1,975	2,073,750
Seagate Technology International, Sec’d. Notes, 144A (Cayman Islands)	Baa3	10.00%	05/01/14	4,277	4,961,320
Sensata Technologies BV, Gtd. Notes, 144A (Netherlands)	B3	6.50%	05/15/19	1,225	1,221,938
Spansion LLC, Gtd. Notes, 144A	B3	7.875%	11/15/17	1,025	1,040,375
Stream Global Services, Inc., Sr. Sec’d. Notes	B1	11.25%	10/01/14	500	532,500
Sungard Data Systems, Inc., Gtd. Notes(a)	Caa1	10.25%	08/15/15	1,000	1,035,000
Sungard Data Systems, Inc., Gtd. Notes	Caa1	10.625%	05/15/15	4,915	5,320,487
Sungard Data Systems, Inc., Sr. Sec’d. Notes	B3	4.875%	01/15/14	3,595	3,684,875
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B3	11.375%	06/15/18	2,625	2,966,250
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.75%	10/15/14	822	957,630
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sec’d. Notes, 144A (Ireland)	Ba3	7.748%	02/02/21	1,450	1,493,500

					105,949,849

Telecommunications — 0.1%
Vimpelcom Holdings BV, Gtd. Notes, 144A (Netherlands)	Ba3	6.255%	03/01/17	200	199,862
Vimpelcom Holdings BV, Gtd. Notes, 144A (Netherlands)	Ba3	7.504%	03/01/22	500	500,500

					700,362

Textile — 0.2%
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes(a)	B2	7.375%	05/15/20	1,700	1,819,000
Quicksilver, Inc., Gtd. Notes	Caa1	6.875%	04/15/15	1,250	1,215,625

					3,034,625

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Tobacco — 0.2%
Alliance One International, Inc., Gtd. Notes	B2	10.00%		07/15/16	$2,000	$1,930,000

Transportation Services — 1.2%
ACL I Corp., Sr. Unsec’d. Notes, 144A, PIK	Caa1	10.625%		02/15/16	650	607,750
Aguila 3 SA, Sr. Sec’d. Notes, 144A (Luxembourg)	B2	7.875%		01/31/18	700	704,375
Aircastle Ltd., Sr. Unsec’d. Notes (Bermuda)	Ba3	9.75%		08/01/18	50	55,125
AMGH Merger Sub, Inc., Sr. Sec’d. Notes, 144A	B2	9.25%		11/01/18	405	427,275
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	B2	9.625%		03/15/18	1,419	1,514,782
CMA CGM SA, Sr. Unsec’d. Notes, 144A (France)	B2	8.50%		04/15/17	750	630,000
Commercial Barge Line Co., Sec’d. Notes	B2	12.50%		07/15/17	1,000	1,122,500
General Maritime Corp., Gtd. Notes (Marshall Island)	Caa2	12.00%		11/15/17	1,385	1,121,850
Hertz Corp. (The), Gtd. Notes, 144A	B2	6.75%		04/15/19	1,144	1,132,560
Hertz Corp. (The), Gtd. Notes, 144A	B2	7.50%		10/15/18	4,000	4,120,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., Sr. Sec’d. Notes, 144A (Marshall Island)	B(d)	8.625%		11/01/17	471	463,935
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., Sr. Sec’d. Notes (Marshall Island)	Ba3	8.875%		11/01/17	1,425	1,467,750
Sevan Marine ASA, Sr. Sec’d. Notes (Norway)	NR	3.417%	(c)	05/14/13	1,300	1,040,000
Ultrapetrol Bahamas Ltd., First Mortgage (Bahamas)	B3	9.00%		11/24/14	925	927,313

						15,335,215

Wireless — 4.0%
Brightstar Corp., Gtd. Notes, 144A	B1	9.50%		12/01/16	3,895	4,167,650
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	B2	12.00%		12/01/15	1,132	1,208,410
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(a)	B2	12.00%		12/01/15	7,903	8,466,089
Cricket Communications, Inc., Gtd. Notes(a)	B3	7.75%		10/15/20	2,100	2,058,000
Crown Castle International Corp., Sr. Unsec’d. Notes	B1	9.00%		01/15/15	1,450	1,573,250
MetroPCS Wireless, Inc., Gtd. Notes	B2	6.625%		11/15/20	1,800	1,782,000
MetroPCS Wireless, Inc., Gtd. Notes(a)	B2	7.875%		09/01/18	2,000	2,117,500
Nextel Communications, Inc., Gtd. Notes(a)	Ba3	7.375%		08/01/15	1,650	1,650,000
NII Capital Corp., Gtd. Notes(a)	B2	7.625%		04/01/21	800	836,000
NII Capital Corp., Gtd. Notes	B2	8.875%		12/15/19	1,250	1,379,688
SBA Telecommunications, Inc., Gtd. Notes	B1	8.00%		08/15/16	2,500	2,659,375
Sprint Capital Corp., Gtd. Notes(a)	B1	6.90%		05/01/19	3,950	4,068,500
Sprint Nextel Corp., Sr. Unsec’d. Notes	B1	6.00%		12/01/16	4,340	4,334,575
Sprint Nextel Corp., Sr. Unsec’d. Notes	B1	8.375%		08/15/17	4,550	4,999,312
Wind Acquisition Finance SA, Sec’d. Notes, 144A (Luxembourg)	B2	11.75%		07/15/17	6,000	6,795,000
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A (Luxembourg)	Ba2	7.25%		02/15/18	2,375	2,470,000

						50,565,349

Wirelines — 1.6%
Cincinnati Bell, Inc., Gtd. Notes	B2	8.25%		10/15/17	1,150	1,155,750
EH Holding Corp., Sr. Sec’d. Notes, 144A	Ba3	6.50%		06/15/19	350	356,125
EH Holding Corp., Sr. Unsec’d. Notes, 144A	B3	7.625%		06/15/21	300	306,000
Equinix, Inc., Sr. Unsec’d. Notes	Ba2	8.125%		03/01/18	600	653,250
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.125%		10/01/18	3,000	3,258,750
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.50%		04/15/20	2,400	2,616,000
Level 3 Communications, Inc., Sr. Unsec’d. Notes, 144A	Caa3	11.875%		02/01/19	2,000	2,157,500
Level 3 Financing, Inc., Gtd. Notes	Caa1	8.75%		02/15/17	1,000	1,020,000
Level 3 Financing, Inc., Gtd. Notes	Caa1	9.25%		11/01/14	291	299,366
Level 3 Financing, Inc., Gtd. Notes, 144A	Caa1	9.375%		04/01/19	1,090	1,122,700
PAETEC Holding Corp., Sr. Sec’d. Notes	Ba3	8.875%		06/30/17	1,250	1,312,500

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Wirelines (cont’d.)
Qwest Communications International, Inc., Gtd. Notes	Baa3	7.125%	04/01/18	$1,250	$1,342,188
Windstream Corp., Gtd. Notes	Ba3	7.875%	11/01/17	2,900	3,077,625
Windstream Corp., Sr. Notes	Ba3	7.50%	04/01/23	1,700	1,700,000

					20,377,754

TOTAL CORPORATE BONDS (cost $1,100,120,054)					1,117,880,090

	Shares

COMMON STOCKS — 0.1%
Automotive — 0.1%
General Motors Co.*	30,435	924,007

Gas Pipelines
SemGroup LP	2,555,000	2

TOTAL COMMON STOCKS (cost $1,177,926)		924,009

PREFERRED STOCKS — 0.5%
Automotive — 0.2%
General Motors Co., Series B, 4.75%, CVT	60,000	2,924,400

Banking — 0.3%
Citigroup Capital XIII, 7.875%	106,400	2,955,792

TOTAL PREFERRED STOCKS (cost $5,681,670)		5,880,192

	Units

WARRANTS*
Gas Pipelines
SemGroup Corp. (Class A Stock), expiring 11/30/14	6,958	19,996

Paper
Smurfit Kappa Funding PLC, expiring 10/01/13, 144A(g)	900	10,728

TOTAL WARRANTS (cost $0)		30,724

TOTAL LONG-TERM INVESTMENTS (cost $1,172,661,319)		1,189,885,098

SHORT-TERM INVESTMENT — 14.6%

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $184,911,222; includes $143,900,523 of cash collateral for securities on loan) (Note 4)(b)(w)	184,911,222	184,911,222

TOTAL INVESTMENTS — 108.8% (cost $1,357,572,541)(o)		1,374,796,320
Liabilities in excess of other assets — (8.8)%		(111,310,944)

NET ASSETS — 100.0%		$1,263,485,376

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amounts are shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $138,835,972; cash collateral of $143,900,523 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(o)	As of June 30, 2011, three securities representing $64,745 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(r)	Less than $1,000 par.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$924,007	$—	$2
Preferred Stocks	5,880,192	—	—
Warrants	—	30,724	—
Bank Loans	—	63,269,910	—
Commercial Mortgage-Backed Security	—	1,900,173	—
Corporate Bonds	—	1,117,846,071	34,019
Affiliated Money Market Mutual Fund	184,911,222	—	—

Total	$191,715,421	$1,183,046,878	$34,021

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (11.4% represents investments purchased with collateral from securities on loan)	14.6%
Technology	8.4
Media – Non-Cable	5.9
Healthcare	5.1
Independent Energy	5.0
Bank Loans	5.0
Gaming	4.3
Media – Cable	4.2
Metals & Mining	4.1
Wireless	4.0
Electric	3.2
Non-Captive – Diversified	2.9
Chemicals	2.7
Automotive	2.7
Packaging	2.4
Retailers	2.3
Food & Beverage	2.2
Paper	1.9
Construction Machinery	1.9
Aerospace/Defense	1.9
Pharmaceuticals	1.8
Banking	1.7
Wirelines	1.6
Entertainment	1.4
Gas Pipelines	1.3
Non-Captive – Consumer	1.3

Diversified Manufacturing	1.3%
Transportation Services	1.2
Other Industrials	1.1
Building Materials	1.1
Supermarkets	1.0
Oil & Field Services	0.9
Consumer Services	0.9
Consumer Products	0.8
Lodging	0.7
Real Estate Investment Trusts	0.7
Property & Casualty Insurance	0.7
Home Construction	0.7
Restaurants	0.6
Airlines	0.6
Gas Distributors	0.5
Other Financial Institutions	0.3
Commercial Services	0.3
Textile	0.2
Refining	0.2
Life Insurance	0.2
Environmental	0.2
Railroads	0.2
Tobacco	0.2
Insurance	0.1
Commercial Mortgage-Backed Security	0.1
Advertising	0.1
Telecommunications	0.1

108.8
Liabilities in excess of other assets	(8.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are credit risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Equity contracts	Unaffiliated investments	$30,724	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Swaps	Total
Credit contracts	$—	$3,297,343	$3,297,343
Equity contracts	6	—	6

Total	$6	$3,297,343	$3,297,349

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Swaps	Total
Credit contracts	$—	$(2,202,768)	$(2,202,768)
Equity contracts	(8,914)	—	(8,914)

Total	$(8,914)	$(2,202,768)	$(2,211,682)

For the six months ended June 30, 2011, the Portfolio’s average notional amount for credit default swap agreements – sell protection was $30,000,000.

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST HIGH YIELD PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011

ASSETS:
Investments at value, including securities on loan of $138,835,972:
Unaffiliated investments (cost $1,172,661,319)	$1,189,885,098
Affiliated investments (cost $184,911,222)	184,911,222
Cash	3,877,726
Deposit with broker	159,589
Dividends and interest receivable	21,522,525
Receivable for fund share sold	12,433,913
Receivable for investments sold	6,859,160
Prepaid expenses	1,353

Total Assets	1,419,650,586

LIABILITIES:
Payable to broker for collateral for securities on loan	143,900,523
Payable for investments purchased	8,543,148
Payable for fund share repurchased	3,285,142
Advisory fees payable	332,478
Accrued expenses and other liabilities	97,385
Shareholder servicing fees payable	6,010
Affiliated transfer agent fee payable	524

Total Liabilities	156,165,210

NET ASSETS	$1,263,485,376

Net assets were comprised of:
Paid-in capital	$1,324,511,860
Retained earnings	(61,026,484)

Net assets, June 30, 2011	$1,263,485,376

Net asset value and redemption price per share, $1,263,485,376 / 173,323,528 outstanding shares of beneficial interest	$7.29

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated interest income	$53,775,560
Affiliated income from securities lending, net	260,575
Unaffiliated dividend income	194,479
Affiliated dividend income	97,944

54,328,558

EXPENSES
Advisory fees	5,444,912
Shareholder servicing fees and expenses	725,988
Custodian and accounting fees	153,000
Audit fee	18,000
Trustees’ fees	11,000
Insurance expenses	8,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	5,000
Commitment fee on syndicated credit agreement	3,000
Loan interest expense (Note 7)	131
Miscellaneous	4,406

Total expenses	6,384,437
Less: shareholder servicing fee waiver	(106,221)

Net expenses	6,278,216

NET INVESTMENT INCOME	48,050,342

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	30,863,781
Swap agreement transactions	3,297,343

34,161,124

Net change in unrealized appreciation (depreciation) on:
Investments	(18,638,427)
Swap agreements	(2,202,768)

(20,841,195)

NET GAIN ON INVESTMENTS	13,319,929

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,370,271

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$48,050,342	$78,742,825
Net realized gain on investment and foreign currency transactions	34,161,124	85,434,501
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(20,841,195)	(16,974,396)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	61,370,271	147,202,930

DISTRIBUTIONS	(78,636,467)	(48,236,262)

FUND SHARE TRANSACTIONS:
Fund share sold [31,693,308 and 134,420,670 shares, respectively]	242,178,318	951,442,654
Fund share issued in reinvestment of distributions [10,772,119 and 7,210,204 shares, respectively]	78,636,467	48,236,262
Fund share repurchased [55,385,840 and 86,193,628 shares, respectively]	(424,561,813)	(611,943,783)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(103,747,028)	387,735,133

TOTAL INCREASE (DECREASE) IN NET ASSETS	(121,013,224)	486,701,801
NET ASSETS:
Beginning of period	1,384,498,600	897,796,799

End of period	$1,263,485,376	$1,384,498,600

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 95.4%
COMMON STOCKS	Shares	Value (Note 2)

Argentina — 0.7%
MercadoLibre, Inc.	248,001	$19,676,399

Austria — 0.3%
Andritz AG	93,496	9,626,463

Belgium — 0.9%
Anheuser-Busch InBev NV	439,987	25,522,028

Bermuda — 0.5%
Credicorp Ltd.	158,704	13,664,414

Brazil — 4.1%
Anhanguera Educacional
Participacoes SA	496,200	10,543,038
BR Malls Participacoes SA	2,551,371	28,723,665
CCR SA	392,400	11,686,638
OGX Petroleo e Gas
Participacoes SA*	7,366,700	68,680,028

		119,633,369

British Virgin Islands — 0.4%
Arcos Dorados Holdings, Inc. (Class A Stock)	610,277	12,870,742

Canada — 4.1%
Alimentation Couche Tard, Inc. (Class B Stock)	436,563	12,728,655
Brookfield Asset Management, Inc. (Class A Stock)	616,145	20,437,530
Canadian National Railway Co.(a)	541,418	43,259,298
Imax Corp.*(a)	276,601	8,970,170
Pacific Rubiales Energy Corp.	1,330,141	35,651,558

		121,047,211

Cayman Islands — 1.9%
Baidu, Inc., ADR*	130,552	18,294,252
SINA Corp.*(a)	179,465	18,682,306
Youku.com, Inc., ADR*(a)	561,239	19,278,560

		56,255,118

Chile — 0.4%
Banco Santander Chile SA, ADR(a)	117,416	11,014,795

China — 1.3%
China Vanke Co. Ltd. (Class B Stock)	2,168,395	2,920,285
Industrial & Commercial Bank of China Ltd. (Class H Stock)	46,213,805	35,249,421

		38,169,706

Denmark — 2.5%
Novo Nordisk A/S (Class B Stock)	470,528	59,051,566
Novozymes A/S (Class B Stock)	97,901	15,931,706

		74,983,272

Finland — 0.5%
Kone Oyj (Class B Stock)	236,476	14,859,052

France — 6.5%
Cie de Saint-Gobain	360,283	23,330,777
Cie Generale d’Optique Essilor International SA	105,402	8,548,876

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

France (cont’d.)
Cie Generale des Etablissements Michelin (Class B Stock)	186,234	$18,213,436
L’Oreal SA	149,357	19,397,913
Pernod-Ricard SA	187,864	18,517,237
Publicis Groupe SA	330,129	18,407,523
Schneider Electric SA	387,031	64,656,706
Veolia Environnement SA	20,415	575,817
Vinci SA	300,979	19,278,753

		190,927,038

Germany — 9.6%
Adidas AG	223,178	17,703,293
BASF SE	716,241	70,182,436
Bayer AG	287,927	23,148,399
Bayerische Motoren Werke AG	263,985	26,341,843
Brenntag AG	58,169	6,761,836
Commerzbank AG*	8,029,327	34,570,422
Fresenius Medical Care AG & Co. KGaA	161,041	12,038,724
Lanxess AG	98,584	8,091,671
Muenchener Rueckversicherungs AG	99,909	15,278,001
SAP AG	434,096	26,281,951
Siemens AG	186,487	25,610,254
ThyssenKrupp AG	343,161	17,832,847

		283,841,677

Hong Kong — 6.3%
China Overseas Land & Investment Ltd.	9,862,000	21,216,062
China Unicom Hong Kong Ltd.	17,546,000	35,618,667
CNOOC Ltd.	17,547,100	41,330,110
Hang Lung Properties Ltd.	5,867,000	24,123,033
Hong Kong Exchanges and Clearing Ltd.	1,184,010	24,931,543
Li & Fung Ltd.	19,090,000	38,154,980

		185,374,395

India — 1.0%
ICICI Bank Ltd., ADR	575,314	28,362,980

Indonesia — 0.9%
Bank Rakyat Indonesia Persero Tbk PT	19,377,700	14,739,562
Indofood Sukses Makmur Tbk PT	11,978,000	8,051,607
Perusahaan Gas Negara PT	11,350,500	5,338,512

		28,129,681

Ireland — 0.1%
Experian PLC	221,439	2,820,098

Israel — 0.7%
Check Point Software Technologies Ltd.*(a)	213,168	12,118,601
Teva Pharmaceutical Industries Ltd., ADR	182,296	8,790,313

		20,908,914

Italy — 0.6%
Saipem SpA	352,909	18,219,149

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Japan — 15.1%
Canon, Inc.	717,200	$34,114,572
Daito Trust Construction Co. Ltd.	101,200	8,591,869
Dena Co. Ltd.	672,700	28,930,466
Fanuc Corp.	295,300	49,380,969
Fast Retailing Co. Ltd.	136,900	22,140,620
Honda Motor Co. Ltd.	1,313,200	50,593,566
Komatsu Ltd.	1,562,800	48,795,526
Marubeni Corp.	4,629,000	30,763,444
Murata Manufacturing Co. Ltd.	232,900	15,571,334
Nitori Holdings Co. Ltd.	100,450	9,533,692
Nitto Denko Corp.	224,200	11,391,857
ORIX Corp.	218,020	21,207,200
Softbank Corp.	717,000	27,154,438
Sumitomo Realty & Development Co. Ltd.	1,500,000	33,524,460
Toshiba Corp.	3,284,000	17,314,384
Yahoo! Japan Corp.	42,235	14,535,000
Yamada Denki Co. Ltd.	278,320	22,677,397

		446,220,794

Luxembourg — 1.0%
Millicom International Cellular SA	274,615	28,491,306

Netherlands — 4.0%
ASML Holding NV	1,427,211	52,569,911
LyondellBasell Industries NV (Class A Stock)	854,853	32,928,938
Sensata Technologies Holding NV* .	858,155	32,309,536

		117,808,385

Singapore — 2.1%
CapitaMalls Asia Ltd.	9,914,000	11,902,870
Jardine Cycle & Carriage Ltd.	422,000	14,807,733
Keppel Corp. Ltd.	1,934,500	17,502,695
Noble Group Ltd.	10,599,000	17,068,221

		61,281,519

South Africa — 0.4%
Truworths International Ltd.	1,107,200	12,000,752

South Korea — 1.5%
Hyundai Motor Co.	95,578	21,307,553
Samsung Electronics Co. Ltd.	31,177	24,231,680

		45,539,233

Spain — 2.3%
Banco Santander SA	1,012,774	11,695,118
Criteria Caixacorp SA	2,660,006	18,565,806
Inditex SA	385,131	35,096,192
Prosegur Cia de Seguridad SA	59,610	3,169,899

		68,527,015

Sweden — 0.9%
Atlas Copco AB (Class A Stock)	470,791	12,392,762
Hexagon AB (Class B Stock)	292,673	7,209,014
SKF AB (Class B Stock)	258,016	7,464,891

		27,066,667

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Switzerland — 6.5%
ABB Ltd.*	551,591	$14,302,330
Julius Baer Group Ltd.*	825,952	34,118,719
Nestle SA	610,936	37,967,774
Roche Holding AG	213,420	35,715,961
Sika AG	2,752	6,634,914
Swatch Group AG (The)	102,009	51,420,058
Syngenta AG*	34,271	11,568,373

		191,728,129

Taiwan — 1.7%
HTC Corp.	473,000	15,992,712
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,647,067	33,379,515

		49,372,227

United Kingdom — 15.3%
Aggreko PLC	242,846	7,518,416
AMEC PLC	544,145	9,501,818
Amlin PLC	914,670	5,961,569
Antofagasta PLC	165,247	3,697,086
ARM Holdings PLC	2,596,232	24,501,010
Barclays PLC	8,608,297	35,430,975
BG Group PLC	912,523	20,708,869
BHP Billiton PLC	682,146	26,844,849
Centrica PLC	3,877,453	20,119,418
Diageo PLC	860,898	17,589,086
Genting Singapore PLC*	21,602,000	34,058,368
J Sainsbury PLC	1,616,253	8,544,686
Johnson Matthey PLC	525,692	16,587,389
Next PLC	312,407	11,657,539
Pearson PLC	1,080,836	20,400,005
Petrofac Ltd.	575,868	13,993,037
Prudential PLC	1,871,975	21,631,951
Reed Elsevier PLC	1,138,412	10,341,393
Rolls-Royce Group PLC*	301,341,600	483,640
Rolls-Royce Holdings PLC*	3,438,350	35,593,685
Standard Chartered PLC	1,348,804	35,458,953
Tullow Oil PLC	1,077,920	21,452,177
Wood Group (John) PLC	608,654	6,325,188
WPP PLC	1,214,586	15,204,986
Xstrata PLC	1,228,294	27,037,174

		450,643,267

United States — 1.3%
Citigroup, Inc.	903,875	37,637,355

TOTAL COMMON STOCKS (cost $2,567,235,118)		2,812,223,150

	Units
RIGHTS*
Spain
CaixaBank, expiring 07/15/11 (cost $0)	2,660,006	200,586

TOTAL LONG-TERM INVESTMENTS (cost $2,567,235,118)		2,812,423,736

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SHORT-TERM INVESTMENT — 5.6%

	Shares	Value (Note 2)

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $165,719,616; includes $57,012,235 of cash collateral for securities on loan)(b)(w)(Note 4)	165,719,616	$165,719,616

TOTAL INVESTMENTS(o) — 101.0% (cost $2,732,954,734)		2,978,143,352
Liabilities in excess of other assets(x) — (1.0)%		(30,717,361)

NET ASSETS — 100.0%		$2,947,425,991

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound

JPY	Japanese Yen
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $56,898,058; cash collateral of $57,012,235 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of June 30, 2011, 35 securities representing $851,846,123 and 28.9% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2011:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Japanese Yen,
Expiring 07/08/11	State Street Bank	JPY	1,046,571	$12,951,717	$13,000,078	$48,361
Expiring 07/08/11	State Street Bank	JPY	157,645	1,945,544	1,958,285	12,741

				$14,897,261	$14,958,363	$61,102

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 09/23/11	Citigroup Global Markets	GBP	56,701	$92,584,519	$90,905,593	$1,678,926
Expiring 09/23/11	Citigroup Global Markets	GBP	14,687	23,457,491	23,546,859	(89,368)
Canadian Dollar,
Expiring 09/22/11	State Street Bank	CAD	4,317	4,397,474	4,466,488	(69,014)
Euro,
Expiring 09/19/11	State Street Bank	EUR	71,147	102,504,677	102,931,792	(427,115)
Expiring 09/19/11	State Street Bank	EUR	8,897	12,654,814	12,871,616	(216,802)
Expiring 09/19/11	State Street Bank	EUR	6,244	9,099,322	9,033,496	65,826
Japanese Yen,
Expiring 07/08/11	State Street Bank	JPY	6,360,891	74,828,733	79,015,529	(4,186,796)
Expiring 07/08/11	State Street Bank	JPY	6,077,709	71,233,033	75,497,817	(4,264,784)
Expiring 09/21/11	Bank of New York Mellon	JPY	2,776,317	34,325,863	34,503,111	(177,248)
Expiring 09/21/11	Bank of New York Mellon	JPY	2,237,605	28,028,923	27,808,184	220,739
Expiring 09/21/11	Bank of New York Mellon	JPY	1,756,586	21,915,467	21,830,246	85,221
Swiss Franc,
Expiring 09/20/11	Northland Securities, Inc.	CHF	11,253	13,387,981	13,391,986	(4,005)

				$488,418,297	$495,802,717	$(7,384,420)

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 –

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$19,676,399	$—	$—
Austria	9,626,463	—	—
Belgium	25,522,028	—	—
Bermuda	13,664,414	—	—
Brazil	119,633,369	—	—
British Virgin Islands	12,870,742
Canada	121,047,211	—	—
Cayman Islands	56,255,118	—	—
Chile	11,014,795	—	—
China	2,920,285	35,249,421	—
Denmark	74,983,272	—	—
Finland	14,859,052	—	—
France	190,927,038	—	—
Germany	283,841,677	—	—
Hong Kong	—	185,374,395	—
India	28,362,980	—	—
Indonesia	—	28,129,681	—
Ireland	2,820,098	—	—
Israel	20,908,914	—	—
Italy	18,219,149	—	—
Japan	—	446,220,794	—
Luxembourg	28,491,306	—	—
Netherlands	117,808,385	—	—
Singapore	—	61,281,519	—
South Africa	12,000,752	—	—
South Korea	—	45,539,233	—
Spain	68,527,015	—	—
Sweden	27,066,667	—	—
Switzerland	191,728,129	—	—
Taiwan	33,379,515	15,992,712	—
United Kingdom	416,101,259	34,542,008	—
United States	37,637,355	—	—
Rights – Spain	200,586	—	—
Affiliated Money Market Mutual Fund	165,719,616	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(7,323,318)	—

Total	$2,125,813,589	$845,006,445	$—

Fair Value of Level 2 investments at 12/31/10 was $0. $463,334,221 was transferred into Level 2 from Level 1 at 6/30/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Oil, Gas & Consumable Fuels	8.8%
Banks	8.8
Chemicals	6.2
Retail & Merchandising	5.9
Affiliated Money Market Mutual Fund (1.9% represents investments purchased with collateral from securities on loan)	5.6
Real Estate Operation & Development	5.1
Machinery	4.8
Semiconductors	4.5
Internet	4.1
Telecommunications	3.7
Pharmaceuticals	3.5
Diversified Financial Services	3.5
Automobile Manufacturers	3.3
Distribution/Wholesale	2.8
Metals & Mining	2.8
Electronic Components	2.5
Electrical Equipment	2.2
Beverages	2.1
Foods	1.8
Transportation	1.5

Insurance	1.4%
Software	1.3
Commercial Services	1.3
Aerospace & Defense	1.2
Holding Companies – Diversified	1.2
Office Equipment	1.2
Hotels, Restaurants & Leisure	1.2
Construction & Engineering	1.2
Building Materials	1.0
Media	0.9
Diversified Manufacturing	0.8
Media & Entertainment	0.7
Consumer Products & Services	0.7
Advertising	0.6
Auto Parts & Equipment	0.6
Apparel & Textile	0.6
Biotechnology	0.5
Restaurants	0.4
Healthcare Services	0.4
Healthcare Products	0.3

101.0
Liabilities in excess of other assets	(1.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$2,111,814	Unrealized depreciation on foreign currency forward contracts	$9,435,132
Equity contracts	Unaffiliated investments	200,586	—	—

Total		$2,312,400		$9,435,132

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(8,039,469)	$(8,039,469)
Equity contracts	320,653	—	320,653

Total	$320,653	$(8,039,469)	$(7,718,816)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(7,323,464)	$(7,323,464)
Equity contracts	200,586	—	200,586

Total	$200,586	$(7,323,464)	$(7,122,878)

For the six months ended June 30, 2011, the Portfolio’s average value at settlement date payable for forward foreign currency exchange purchase contracts was $15,348,685 and the average value at settlement date receivable for foreign currency exchange sale contracts was $277,159,632.

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) June 30, 2011	STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2011

ASSETS:
Investments at value, including securities on loan of $56,898,058:
Unaffiliated investments (cost $2,567,235,118)	$2,812,423,736
Affiliated investments (cost $165,719,616)	165,719,616
Cash	39,248,838
Foreign currency, at value (cost $1,457,168)	1,458,161
Tax reclaim receivable	7,300,028
Dividends receivable	7,215,069
Receivable for investments sold	5,576,968
Unrealized appreciation on foreign currency forward contracts	2,111,814
Receivable for fund share sold	1,761,325
Prepaid expenses	2,491

Total Assets	3,042,818,046

LIABILITIES:
Payable to broker for collateral for securities on loan	57,012,235
Payable for investments purchased	27,010,444
Unrealized depreciation on foreign currency forward contracts	9,435,132
Advisory fees payable	910,989
Payable for fund share repurchased	755,087
Accrued expenses and other liabilities	255,330
Shareholder servicing fees payable	12,314
Affiliated transfer agent fee payable	524

Total Liabilities	95,392,055

NET ASSETS	$2,947,425,991

Net assets were comprised of:
Paid-in capital	$2,884,613,328
Retained earnings	62,812,663

Net assets, June 30, 2011	$2,947,425,991

Net asset value and redemption price per share, $2,947,425,991 / 255,167,744 outstanding shares of beneficial interest	$11.55

INVESTMENT INCOME
Unaffiliated dividend income (net of $4,102,677 foreign withholding tax)	$40,851,742
Affiliated income from securities lending, net	591,711
Affiliated dividend income	115,629

41,559,082

EXPENSES
Advisory fees	14,108,252
Shareholder servicing fees and expenses	1,410,825
Custodian and accounting fees	504,000
Trustees’ fees	16,000
Insurance expenses	15,000
Audit fee	12,000
Commitment fee on syndicated credit agreement	7,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	5,000
Loan interest expense (Note 7)	3,263
Miscellaneous	19,394

Total expenses	16,111,734
Less: advisory fee waiver and/or expense reimbursement	(842,052)
Less: shareholder servicing fee waiver	(311,672)

Net expenses	14,958,010

NET INVESTMENT INCOME	26,601,072

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	175,508,968
Foreign currency transactions	(11,557,323)

163,951,645

Net change in unrealized appreciation (depreciation) on:
Investments	(160,314,379)
Foreign currencies	(6,651,100)

(166,965,479)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(3,013,834)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,587,238

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$26,601,072	$16,593,477
Net realized gain on investment and foreign currency transactions	163,951,645	186,672,891
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(166,965,479)	121,177,506

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	23,587,238	324,443,874

DISTRIBUTIONS	(16,585,072)	(7,900,291)

FUND SHARE TRANSACTIONS:
Fund share sold [44,667,767 and 107,671,288 shares, respectively]	516,444,731	1,091,242,747
Fund share issued in reinvestment of distributions [1,476,854 and 858,727 shares, respectively]	16,585,072	7,900,291
Fund share repurchased [31,861,935 and 79,237,333 shares, respectively]	(369,816,012)	(777,224,536)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	163,213,791	321,918,502

CAPITAL CONTRIBUTIONS (NOTE 4):
Proceeds from regulatory settlement	217,903	—

TOTAL INCREASE IN NET ASSETS	170,433,860	638,462,085
NET ASSETS:
Beginning of period	2,776,992,131	2,138,530,046

End of period	$2,947,425,991	$2,776,992,131

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS — 95.0%	Shares	Value (Note 2)

Australia — 4.9%
Bendigo and Adelaide Bank Ltd.	944,500	$9,006,755
BHP Billiton Ltd.	355,253	16,789,534
Caltex Australia Ltd.	601,900	7,637,107
Challenger Ltd.	1,250,100	6,585,691
Downer EDI Ltd.	1,236,750	4,941,888
Echo Entertainment Group Ltd.*	745,400	3,285,849
Emeco Holdings Ltd.	5,270,600	6,421,250
Goodman Fielder Ltd.	4,387,100	4,997,603
Metcash Ltd.	814,200	3,633,611
Mount Gibson Iron Ltd.*	2,634,500	5,238,602
National Australia Bank Ltd.	464,900	12,853,258
OneSteel Ltd.	3,650,800	7,290,593
Pacific Brands Ltd.	3,053,600	2,287,076
Rio Tinto Ltd.	110,500	9,890,685
Tabcorp Holdings Ltd.	806,100	2,851,631
Telstra Corp. Ltd.	1,763,100	5,478,620

		109,189,753

Austria — 0.6%
OMV AG	210,500	9,195,905
Voestalpine AG	89,100	4,918,344

		14,114,249

Belgium — 0.8%
AGFA-Gevaert NV*	768,800	3,433,835
Delhaize Group SA	111,749	8,378,177
KBC Groep NV	163,600	6,429,363

		18,241,375

Bermuda — 0.4%
Seadrill Ltd.	232,293	8,176,314

Brazil — 1.3%
BM&FBOVESPA SA	1,450,650	9,592,611
Embraer SA, ADR	285,430	8,785,535
Natura Cosmeticos SA	473,800	11,876,498

		30,254,644

Canada — 2.4%
Canadian National Railway Co.	192,430	15,391,208
Canadian Natural Resources Ltd.	351,482	14,734,219
Cenovus Energy, Inc.	259,800	9,805,298
Potash Corp. of Saskatchewan, Inc. .	263,210	15,000,338

		54,931,063

Cayman Islands — 0.2%
Tencent Holdings Ltd.	193,255	5,274,391

China — 2.0%
China Life Insurance Co. Ltd. (Class H Stock)	2,685,490	9,272,271
China Merchants Bank Co. Ltd. (Class H Stock)	4,601,153	11,169,184
Industrial & Commercial Bank of China Ltd. (Class H Stock)	18,598,920	14,186,263
Sinopharm Group Co. Ltd. (Class H Stock)	2,951,585	9,947,998

		44,575,716

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Denmark — 1.3%
Danske Bank A/S	90,200	$1,670,403
H. Lundbeck A/S	119,600	3,146,144
Novo Nordisk A/S (Class B Stock)	189,363	23,765,178

		28,581,725

Finland — 0.4%
Nokia Oyj	855,300	5,544,231
Tieto Oyj	171,222	2,897,649

		8,441,880

France — 9.9%
Air Liquide SA	132,951	19,056,349
AXA SA	280,700	6,378,620
BNP Paribas	422,285	32,596,987
Ciments Francais SA	45,696	4,836,124
Credit Agricole SA	583,097	8,768,694
France Telecom SA	220,200	4,682,898
Lafarge SA	207,092	13,197,393
LVMH Moet Hennessy Louis Vuitton SA	137,057	24,665,410
Publicis Groupe SA	270,400	15,077,119
Rallye SA	96,800	4,021,752
Renault SA	82,200	4,873,614
Sanofi	316,801	25,469,775
SCOR SE	167,900	4,772,238
Societe Generale	137,375	8,151,897
Thales SA	76,500	3,298,715
Total SA	349,200	20,195,041
Valeo SA	132,200	9,025,749
Vivendi SA	508,800	14,148,090

		223,216,465

Germany — 9.9%
Adidas AG	203,850	16,170,125
Allianz SE	223,000	31,151,701
Aurubis AG	57,700	3,752,784
BASF SE	171,400	16,795,003
Daimler AG	118,300	8,903,637
Deutsche Bank AG	462,800	27,348,676
E.ON AG	151,400	4,299,964
Fresenius Medical Care AG & Co. KGaA	238,540	17,832,212
Hannover Rueckversicherung AG	63,700	3,322,269
Merck KGaA	34,300	3,727,547
Muenchener Rueckversicherungs-Gesellschaft AG	29,200	4,465,240
Rheinmetall AG	104,800	9,278,169
RWE AG	148,800	8,250,483
SAP AG	406,853	24,632,549
Siemens AG	176,900	24,293,672
ThyssenKrupp AG	233,900	12,154,944
Volkswagen AG	39,464	7,250,919

		223,629,894

Greece
Alpha Bank A.E.*	39,800	200,276

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Hong Kong — 2.9%
Cathay Pacific Airways Ltd.	3,289,000	$7,651,085
Chaoda Modern Agriculture Holdings Ltd.	4,592,602	2,002,025
CNOOC Ltd.	9,323,691	21,960,847
First Pacific Co. Ltd.	5,750,000	5,139,806
Hong Kong Exchanges and Clearing Ltd.	871,458	18,350,177
Kingboard Chemical Holdings Ltd.	989,500	4,597,094
Yue Yuen Industrial Holdings Ltd.	1,605,000	5,105,505

		64,806,539

India — 0.5%
Coal India Ltd.	1,234,700	10,850,666

Indonesia
Salim Ivomas Pratama TBK PT*	69,000	9,494

Ireland — 0.4%
Covidien PLC	181,330	9,652,196
Irish Life & Permanent Group Holdings PLC*	206,800	8,097

		9,660,293

Israel — 1.4%
Bank Hapoalim BM*	698,900	3,476,011
Check Point Software Technologies Ltd.*	40,700	2,313,795
Elbit Systems Ltd. (NASDAQ GS)	400	19,104
Elbit Systems Ltd. (TASE)	110,800	5,250,135
Teva Pharmaceutical Industries Ltd., ADR	401,845	19,376,966

		30,436,011

Italy — 2.0%
Banco Popolare Scarl	87,100	200,704
Enel SpA	2,269,100	14,820,654
ENI SpA	681,500	16,118,891
Finmeccanica SpA	544,700	6,591,725
Fondiaria-Sai SpA	88,800	351,811
Telecom Italia SpA	5,401,300	7,515,513

		45,599,298

Japan — 15.7%
Aoyama Trading Co. Ltd.	144,900	2,498,762
Canon, Inc.	267,872	12,741,688
Chiba Bank Ltd. (The)	482,000	3,016,489
Circle K Sunkus Co. Ltd.	124,400	1,941,240
COMSYS Holdings Corp.	348,800	3,497,801
Dai-ichi Life Insurance Co. Ltd. (The)	5,430	7,614,698
Fanuc Corp.	65,023	10,873,345
Fukuoka Financial Group, Inc.	1,127,000	4,710,386
Fuyo General Lease Co. Ltd.	132,500	4,491,684
Heiwa Corp.	344,400	5,327,477
Hitachi Capital Corp.	179,000	2,427,821
Itochu Techno-Solutions Corp.	144,900	5,143,622
JX Holdings, Inc.	623,913	4,196,467
K’s Holdings Corp.	147,500	6,377,612
KDDI Corp.	3,064	22,045,288

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Japan (cont’d.)
Keihin Corp.	267,800	$5,667,288
Keiyo Bank Ltd. (The)	867,000	4,362,677
Komatsu Ltd.	797,517	24,900,986
Kyoei Steel Ltd.	82,500	1,255,227
Kyorin Holdings, Inc.	281,000	5,590,779
Kyowa Exeo Corp.	577,800	5,862,390
Marubeni Corp.	1,238,000	8,227,510
Miraca Holdings, Inc.	129,900	5,263,111
Mitsubishi Corp.	332,600	8,307,636
Mitsubishi UFJ Financial Group, Inc.	3,507,610	17,093,764
Mitsui & Co. Ltd.	373,700	6,461,320
Mitsui Mining & Smelting Co. Ltd.	1,002,000	3,383,356
Mizuho Financial Group, Inc.	5,805,600	9,542,250
Nichirei Corp.	1,072,000	4,579,642
Nippon Electric Glass Co. Ltd.	334,000	4,285,600
Nippon Shokubai Co. Ltd.	382,000	4,660,700
Nippon Telegraph & Telephone Corp.	204,400	9,858,585
Nishi-Nippon City Bank Ltd. (The)	1,839,000	5,432,031
Nissan Shatai Co. Ltd.	616,000	4,756,437
Nisshin Oillio Group Ltd. (The)	700,000	3,355,605
NTT DoCoMo, Inc.	6,100	10,894,242
Sankyo Co. Ltd.	65,300	3,373,891
Sankyu, Inc.	958,000	4,479,160
Seino Holdings Co. Ltd.	622,000	4,473,859
Shimachu Co. Ltd.	203,600	4,970,612
Shizuoka Gas Co. Ltd.	447,000	2,530,274
Sumitomo Bakelite Co. Ltd.	691,000	4,628,553
Sumitomo Corp.	782,300	10,642,612
Sumitomo Mitsui Financial Group, Inc.	423,600	13,061,575
Takeda Pharmaceutical Co. Ltd.	166,500	7,695,117
Toagosei Co. Ltd.	1,206,000	6,074,439
Toppan Forms Co. Ltd.	291,200	2,317,758
Toyo Suisan Kaisha Ltd.	230,000	5,441,251
Toyota Motor Corp.	450,258	18,541,259
Toyota Tsusho Corp.	281,900	4,838,204
Tsuruha Holdings, Inc.	76,000	3,635,663
Yokohama Rubber Co. Ltd. (The)	783,000	4,517,386

		351,867,129

Liechtenstein
Verwaltungs-und Privat-Bank AG	4,600	604,032

Luxembourg — 0.8%
ArcelorMittal	494,300	17,199,931

Mexico — 0.6%
Wal-Mart de Mexico SAB de CV (Class V Stock)	4,838,020	14,358,901

Netherlands — 5.0%
Aegon NV*	603,554	4,117,170
ING Groep NV, CVA*	1,992,700	24,530,918
Koninklijke Ahold NV	453,400	6,092,410
Koninklijke DSM NV	118,700	7,703,846
Koninklijke Philips Electronics NV	191,800	4,925,865
Nutreco NV	56,175	4,130,970

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Netherlands (cont’d.)
Royal Dutch Shell PLC (Class B Stock)	978,000	$34,908,951
Schlumberger Ltd.	241,689	20,881,930
Yandex NV	150,400	5,340,704

		112,632,764

New Zealand — 0.1%
Air New Zealand Ltd.	1,857,800	1,726,578

Norway — 0.8%
DnB NOR ASA	395,200	5,508,473
Marine Harvest ASA	6,111,700	4,900,552
Statoil ASA	291,200	7,372,904

		17,781,929

Portugal — 0.1%
Banco Espirito Santo SA	457,600	1,705,432

Singapore — 0.6%
Hong Leong Asia Ltd.	1,721,000	3,188,264
United Overseas Bank Ltd.	567,000	9,103,270

		12,291,534

South Korea — 0.9%
Hyundai Motor Co.	91,409	20,378,143

Spain — 2.9%
Banco Bilbao Vizcaya Argentaria SA	447,900	5,254,664
Banco Espanol de Credito SA	535,900	4,142,155
Banco Santander SA	1,383,000	15,970,343
Repsol YPF SA	437,700	15,195,536
Telefonica SA	1,020,788	24,957,924

		65,520,622

Sweden — 2.1%
Boliden AB	600,400	11,086,878
Electrolux AB (Class B Stock)	205,100	4,893,061
Hennes & Mauritz AB (Class B Stock)	498,948	17,204,287
Meda AB	372,400	4,050,642
NCC AB (Class B Stock)	199,500	4,538,679
Svenska Cellulosa AB SCA (Class B Stock)	335,900	4,729,004

		46,502,551

Switzerland — 6.5%
Baloise Holding AG	86,400	8,914,897
Clariant AG	427,300	8,167,364
Credit Suisse Group AG	684,300	26,615,058
Georg Fischer AG	5,053	2,778,173
Julius Baer Group Ltd.	219,686	9,074,868
Nestle SA	344,755	21,425,452
Novartis AG	574,227	35,174,178
Roche Holding AG	72,700	12,166,387
Swiss Re Ltd.*	149,300	8,383,530
Zurich Financial Services AG	52,400	13,250,360

		145,950,267

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Taiwan — 1.0%
HTC Corp.	649,000	$21,943,489

Turkey — 0.4%
Turkiye Garanti Bankasi A/S	2,064,683	9,362,949

United Kingdom — 16.2%
ARM Holdings PLC	1,056,019	9,965,801
AstraZeneca PLC	416,200	20,760,903
Aviva PLC	1,408,300	9,922,540
BAE Systems PLC	2,233,200	11,415,639
Barclays PLC	1,083,848	4,461,021
Beazley PLC	1,347,200	2,702,746
Berendsen PLC	660,800	5,780,025
BG Group PLC	901,166	20,451,133
BP PLC	1,566,300	11,529,740
British American Tobacco PLC	505,665	22,163,980
BT Group PLC	5,182,400	16,759,812
Carnival PLC	450,719	17,455,261
Cookson Group PLC	551,600	5,953,601
Dairy Crest Group PLC	336,900	2,000,626
Drax Group PLC	744,600	6,017,078
DS Smith PLC	1,325,939	5,343,594
GlaxoSmithKline PLC	369,200	7,904,614
Go-Ahead Group PLC	67,088	1,700,161
Home Retail Group PLC	2,267,700	5,957,958
Intermediate Capital Group PLC	971,500	5,031,586
Kazakhmys PLC	267,400	5,922,481
Kesa Electricals PLC	1,314,300	2,904,635
Kingfisher PLC	3,649,546	15,650,869
Legal & General Group PLC	4,031,300	7,647,611
Logica PLC	3,043,200	6,544,831
Marston’s PLC	836,690	1,367,022
Micro Focus International PLC	246,536	1,326,713
Next PLC	214,600	8,007,848
Old Mutual PLC	2,934,600	6,283,012
Pace PLC	1,536,215	2,625,819
Pearson PLC	561,260	10,593,381
Premier Foods PLC*	854,149	260,740
Reckitt Benckiser Group PLC	363,766	20,083,699
Rexam PLC	1,168,266	7,177,560
RSA Insurance Group PLC	1,622,200	3,512,202
SABMiller PLC	308,246	11,237,594
Standard Chartered PLC	700,948	18,427,349
Tesco PLC	3,215,626	20,746,973
Thomas Cook Group PLC	1,173,400	2,504,730
Tullett Prebon PLC	695,400	3,954,294
Vodafone Group PLC	2,064,500	5,477,103
WM Morrison Supermarkets PLC	2,023,600	9,668,668

		365,202,953

TOTAL COMMON STOCKS (cost $1,920,748,299)		2,135,219,250

PREFERRED STOCK — 1.2%
Germany — 1.2%
Volkswagen AG (PRFC Shares) (cost $13,288,956)	134,522	27,769,377

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Units	Value (Note 2)

RIGHTS*
Italy
Fondiaria-Sai SpA, expiring 7/15/11 (cost $1,098,134)	88,800	$222,779

TOTAL LONG-TERM INVESTMENTS (cost $1,935,135,389)		2,163,211,406

	Shares
SHORT-TERM INVESTMENT — 1.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $34,046,733)(w)(Note 4)	34,046,733	$34,046,733

TOTAL INVESTMENTS(o) — 97.7% (cost $1,969,182,122)		2,197,258,139
Other assets in excess of liabilities(x) — 2.3%		51,471,416

NET ASSETS — 100.0%		$2,248,729,555

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

CVA	Certificate Van Aandelen (Bearer)

NASDAQ GS	National Association for Securities Dealers Global Markets, U.S.

PRFC	Preference Shares

TASE	Tel Aviv Stock Exchange

EUR	Euro

*	Non-income producing security.

(o)	As of June 30, 2011, 84 securities representing $628,767,423 and 28.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(x)	Other assets in excess of liabilities includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2011:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Euro,
Expiring 08/24/11	State Street Bank	EUR	28,473	$40,238,330	$41,223,550	$(985,220)
Expiring 11/09/11	State Street Bank	EUR	19,768	28,329,199	28,553,035	(223,836)

				$68,567,529	$69,776,585	$(1,209,056)

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$3,285,849	$105,903,904	$—
Austria	14,114,249	—	—
Belgium	18,241,375	—	—
Bermuda	8,176,314	—	—
Brazil	30,254,644	—	—
Canada	54,931,063	—	—
Cayman Islands	—	5,274,391	—
China	—	44,575,716	—
Denmark	28,581,725	—	—
Finland	8,441,880	—	—
France	223,216,465	—	—
Germany	223,629,894	—	—
Greece	200,276	—	—
Hong Kong	—	64,806,539	—
India	10,850,666	—	—
Indonesia	9,494	—	—
Ireland	9,660,293	—	—
Israel	30,436,011	—	—
Italy	45,599,298	—	—
Japan	—	351,867,129	—
Liechtenstein	604,032	—	—
Luxembourg	17,199,931	—	—
Mexico	14,358,901	—	—
Netherlands	112,632,764	—	—
New Zealand	—	1,726,578	—
Norway	17,781,929	—	—
Portugal	1,705,432	—	—
Singapore	—	12,291,534	—
South Korea	—	20,378,143	—
Spain	65,520,622	—	—
Sweden	46,502,551	—	—
Switzerland	145,950,267	—	—
Taiwan	—	21,943,489	—
Turkey	9,362,949	—	—
United Kingdom	365,202,953	—	—
Preferred Stocks – Germany	27,769,377	—	—
Rights – Italy	222,779	—	—
Affiliated Money Market Mutual Fund	34,046,733	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(1,209,056)	—

Total	$1,568,490,716	$627,558,367	$—

Fair Value of Level 2 investments at 12/31/10 was $0. $611,857,846 was transferred into Level 2 from Level 1 at 6/30/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2011 were as follows:

Banks	13.6%
Oil & Gas	9.8
Pharmaceuticals	8.1
Insurance	6.9
Telecommunications	5.0
Food	4.3
Retail	4.0
Auto Manufacturers	4.0
Chemicals	3.6
Diversified Financial Services	2.2
Mining	2.2
Iron/Steel	2.1
Distribution/Wholesale	1.8
Computers	1.6
Aerospace/Defense	1.5
Affiliated Money Market Mutual Fund	1.5
Holding Companies – Diversified	1.3
Software	1.3
Electric	1.3
Transportation	1.2
Hotels, Restaurants & Leisure	1.2
Machinery – Construction & Mining	1.1
Media	1.1
Miscellaneous Manufacturing	1.1
Household Products/Wares	1.0
Agriculture	1.0
Building Materials	1.0
Apparel	0.9
Auto Parts & Equipment	0.9

Engineering & Construction	0.9%
Healthcare – Services	0.8
Industrial Conglomerates	0.7
Advertising	0.7
Office Equipment	0.6
Cosmetics/Personal Care	0.5
Entertainment	0.5
Beverages	0.5
Machinery & Equipment	0.5
Coal	0.5
Airlines	0.5
Internet	0.4
Forest & Paper Products	0.4
Semiconductors	0.4
Healthcare Products	0.4
Electronics	0.4
Commercial Services	0.4
Home Furnishings	0.3
Containers & Packaging	0.3
Trading Companies & Distributors	0.3
Independent Power Producers & Energy Traders	0.3
Electronic Components & Equipment	0.2
Metal Fabricate/Hardware	0.2
Healthcare Technology	0.1
Machinery	0.1
Gas	0.1
Food Products	0.1

97.7
Other assets in excess of liabilities	2.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	—	$—	Unrealized depreciation on foreign currency forward contracts	$1,209,056
Equity contracts	Unaffiliated investments	222,779	—	—

Total		$222,779		$1,209,056

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(3,704,500)	$(3,704,500)
Equity contracts	(107,227)	—	(107,227)

Total	$(107,227)	$(3,704,500)	$(3,811,727)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$1,012,905	$1,012,905
Equity contracts	(875,355)	—	(875,355)

Total	$(875,355)	$1,012,905	$137,550

For the six months ended June 30, 2011, the Portfolio’s average value at settlement date payable for forward foreign currency exchange purchase contracts was $15,157,554 and the average value at settlement date receivable for foreign currency exchange sale contracts was $51,579,461.

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) June 30, 2011	STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2011

ASSETS:
Investments at value:
Unaffiliated investments (cost $1,935,135,389)	$2,163,211,406
Affiliated investments (cost $34,046,733)	34,046,733
Cash	21,077,633
Foreign currency, at value (cost $14,394,179)	14,611,288
Receivable for fund share sold	8,650,397
Tax reclaim receivable	6,681,583
Dividends receivable	5,090,464
Receivable for investments sold	655,780
Prepaid expenses	1,757

Total Assets	2,254,027,041

LIABILITIES:
Payable for investments purchased	2,768,288
Unrealized depreciation on foreign currency forward contracts	1,209,056
Advisory fees payable	721,973
Foreign capital gains tax liability	269,934
Accrued expenses and other liabilities	165,933
Payable for fund share repurchased	152,187
Shareholder servicing fees payable	9,591
Affiliated transfer agent fee payable	524

Total Liabilities	5,297,486

NET ASSETS	$2,248,729,555

Net assets were comprised of:
Paid-in capital	$2,102,570,889
Retained earnings	146,158,666

Net assets, June 30, 2011	$2,248,729,555

Net asset value and redemption price per share, $2,248,729,555 / 137,284,388 outstanding shares of beneficial interest	$16.38

INVESTMENT INCOME
Unaffiliated dividend income (net of $4,733,243 foreign withholding tax)	$51,983,284
Affiliated dividend income	36,545

52,019,829

EXPENSES
Advisory fees	11,027,125
Shareholder servicing fees and expenses	1,102,713
Custodian and accounting fees	305,000
Trustees’ fees	14,000
Audit fee	12,000
Insurance expenses	10,000
Loan interest expense (Note 7)	8,696
Commitment fee on syndicated credit agreement	7,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	4,000
Miscellaneous	18,281

Total expenses	12,519,815
Less: shareholder servicing fee waiver	(219,238)

Net expenses	12,300,577

NET INVESTMENT INCOME	39,719,252

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	51,762,881
Foreign currency transactions	(3,402,531)

48,360,350

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes of $269,934)	36,141,435
Foreign currencies	1,634,933

37,776,368

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	86,136,718

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$125,855,970

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$39,719,252	$27,144,542
Net realized gain on investment and foreign currency transactions	48,360,350	7,841,410
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	37,776,368	156,589,332

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	125,855,970	191,575,284

DISTRIBUTIONS	(27,137,785)	(13,369,809)

FUND SHARE TRANSACTIONS:
Fund share sold [25,452,059 and 66,666,060 shares, respectively]	416,155,013	945,501,459
Fund share issued in reinvestment of distributions [1,704,635 and 1,034,015 shares, respectively]	27,137,785	13,369,809
Fund share repurchased [28,058,111 and 40,904,302 shares, respectively]	(459,403,939)	(558,131,559)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(16,111,141)	400,739,709

TOTAL INCREASE IN NET ASSETS	82,607,044	578,945,184
NET ASSETS:
Beginning of period	2,166,122,511	1,587,177,327

End of period	$2,248,729,555	$2,166,122,511

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 96.0%	Shares	Value (Note 2)

Australia — 4.2%
BHP Billiton Ltd.	258,799	$12,231,042
Rio Tinto Ltd.	54,428	4,871,767

		17,102,809

Belgium — 1.4%
Anheuser-Busch InBev NV	97,440	5,652,136

Canada
Nortel Networks Corp.*	2,492	125

Cayman Islands — 0.4%
Belle International Holdings Ltd.	844,000	1,783,109

China — 2.1%
China Construction Bank Corp. (Class H Stock)	2,880,000	2,397,557
Industrial & Commercial Bank of China Ltd. (Class H Stock)	5,230,145	3,989,275
Li Ning Co. Ltd.	392,500	681,045
Sands China Ltd.*	537,200	1,456,107

		8,523,984

France — 15.1%
Accor SA	84,756	3,789,917
AXA SA	179,473	4,078,340
BNP Paribas	70,873	5,470,822
Imerys SA	35,152	2,477,177
Lafarge SA	67,134	4,278,262
LVMH Moet Hennessy Louis Vuitton SA	31,070	5,591,501
Pernod-Ricard SA	46,482	4,581,603
PPR	22,652	4,033,855
Sanofi	83,187	6,687,965
Schneider Electric SA	24,258	4,052,498
Societe Generale	66,775	3,962,460
Technip SA	31,350	3,361,039
Total SA	157,441	9,105,176

		61,470,615

Germany — 6.4%
Bayer AG	64,460	5,182,376
Fresenius Medical Care AG & Co.
KGaA	35,730	2,671,019
Linde AG	23,200	4,067,520
SAP AG	89,236	5,402,713
Siemens AG	49,542	6,803,601
Symrise AG	58,935	1,878,522

		26,005,751

Hong Kong — 1.7%
CNOOC Ltd.	1,439,000	3,389,394
Hang Lung Properties Ltd.	824,000	3,387,997

		6,777,391

Israel — 0.8%
Teva Pharmaceutical Industries Ltd., ADR	65,580	3,162,268

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Italy — 0.8%
Intesa Sanpaolo SpA	1,182,395	$3,148,115

Japan — 15.4%
Canon, Inc.	108,850	5,177,595
Daikin Industries Ltd.	76,300	2,704,557
East Japan Railway Co.	31,800	1,821,212
Honda Motor Co. Ltd.	173,200	6,672,865
Japan Tobacco, Inc.	974	3,759,710
Komatsu Ltd.	178,300	5,567,086
Kubota Corp.	392,000	3,477,655
Mitsubishi Corp.	197,200	4,925,634
Murata Manufacturing Co. Ltd.	34,000	2,273,187
Nidec Corp.	44,500	4,154,533
Nintendo Co. Ltd.	8,000	1,502,306
Omron Corp.	66,200	1,840,915
Shin-Etsu Chemical Co. Ltd.	67,900	3,639,560
SMC Corp.	22,623	4,078,249
Sumitomo Corp.	244,600	3,327,602
Toyota Motor Corp.	142,700	5,876,270
Yahoo! Japan Corp.	5,245	1,805,045

		62,603,981

Mexico — 0.9%
America Movil SAB de CV (Class L Stock), ADR(a)	68,200	3,674,616

Netherlands — 2.4%
ING Groep NV, CVA*	441,487	5,434,878
Reed Elsevier NV	306,238	4,110,085

		9,544,963

South Korea — 0.9%
Samsung Electronics Co. Ltd., GDR, 144A	9,440	3,651,684

Spain — 1.7%
Banco Bilbao Vizcaya Argentaria SA	322,763	3,786,588
Inditex SA	35,260	3,213,171

		6,999,759

Sweden — 0.8%
Atlas Copco AB (Class A Stock)	130,500	3,435,188

Switzerland — 12.0%
ABB Ltd.*	213,497	5,535,813
Credit Suisse Group AG*	102,430	3,983,896
Holcim Ltd.*	46,794	3,531,465
Nestle SA	166,482	10,346,339
Novartis AG	97,122	5,949,192
Roche Holding AG	38,820	6,496,549
SGS SA	1,474	2,798,102
Xstrata PLC	212,118	4,669,136
Zurich Financial Services AG*	21,185	5,357,040

		48,667,532

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	301,786	3,805,521

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

United Kingdom — 28.1%
Autonomy Corp. PLC*	93,840	$2,570,897
Barclays PLC	864,510	3,558,245
BG Group PLC	383,656	8,706,720
British American Tobacco PLC	140,180	6,144,279
Burberry Group PLC	202,746	4,718,277
Centrica PLC	698,794	3,625,919
GlaxoSmithKline PLC	291,632	6,243,875
HSBC Holdings PLC	838,591	8,339,695
ICAP PLC	372,366	2,826,795
Imperial Tobacco Group PLC	120,190	3,994,952
Man Group PLC	581,709	2,212,673
Marks & Spencer Group PLC	529,990	3,074,107
Prudential PLC	397,092	4,588,670
Rio Tinto PLC	82,566	5,950,577
Royal Dutch Shell PLC (Class A Stock)	352,909	12,528,224
Standard Chartered PLC	308,881	8,120,229
Tesco PLC	796,188	5,136,944
Tullow Oil PLC	134,850	2,683,711
Unilever PLC	186,329	5,998,940
Vodafone Group PLC	3,238,050	8,590,522
WPP PLC	381,792	4,779,523

		114,393,774

TOTAL COMMON STOCKS (cost $335,777,958)		390,403,321

PREFERRED STOCK — 1.4%
Germany
Volkswagen AG, 1.81% (cost $3,241,040)	27,240	5,623,153

TOTAL LONG-TERM INVESTMENTS (cost $339,018,998)		396,026,474

SHORT-TERM INVESTMENT — 2.8%
	Shares	Value (Note 2)

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $11,338,883; includes $3,696,811 of cash collateral for securities on loan)(b)(w) (Note 4)	11,338,883	$11,338,883

TOTAL INVESTMENTS(o) — 100.2% (cost $350,357,881)		407,365,357
Liabilities in excess of other assets — (0.2)%		(809,178)

NET ASSETS — 100.0%		$406,556,179

The following abbreviations are used in the Portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVA	Certificate Van Aandelen (Bearer)

GDR	Global Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,637,870; cash collateral of $3,696,811 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2011, 27 securities representing $105,130,969 and 25.9% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 –Prudential Core Taxable Money Market Fund

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 –

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$17,102,809	$—
Belgium	5,652,136	—	—
Canada	125	—	—
Cayman Islands	—	1,783,109	—
China	—	8,523,984	—
France	61,470,615	—	—
Germany	26,005,751	—	—
Hong Kong	—	6,777,391	—
Israel	3,162,268	—	—
Italy	3,148,115	—	—
Japan	—	62,603,981	—
Mexico	3,674,616	—	—
Netherlands	9,544,963	—	—
South Korea	3,651,684	—	—
Spain	6,999,759	—	—
Sweden	3,435,188	—	—
Switzerland	48,667,532	—	—
Taiwan	3,805,521	—	—
United Kingdom	106,054,079	8,339,695	—
Preferred Stock – Germany	5,623,153	—	—
Affiliated Money Market Mutual Fund	11,338,883	—	—

Total	$302,234,388	$105,130,969	$—

Fair Value of Level 2 investments at 12/31/10 was $0. $86,712,118 was transferred into Level 2 from Level 1 at 6/30/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2011 were as follows:

Financials	18.4%
Consumer Discretionary	14.4
Industrials	13.0
Materials	11.8
Consumer Staples	10.3
Energy	9.8
Healthcare	8.9

Information Technology	6.9%
Telecommunications Service	3.0
Affiliated Money Market Mutual Fund (0.9% represents investments purchased with collateral from securities on loan)	2.8
Utilities	0.9

100.2
Liabilities in excess of other assets	(0.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) June 30, 2011	STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2011

ASSETS:
Investments at value, including securities on loan of $3,637,870:
Unaffiliated investments (cost $339,018,998)	$396,026,474
Affiliated investments (cost $11,338,883)	11,338,883
Cash	6,968
Foreign currency, at value (cost $38,142)	36,496
Tax reclaim receivable	1,791,173
Dividends and interest receivable	1,668,926
Receivable for fund share sold	81,806
Prepaid expenses	2,837

Total Assets	410,953,563

LIABILITIES:
Payable to broker for collateral for securities on loan	3,696,811
Payable for fund share repurchased	503,132
Advisory fees payable	130,167
Accrued expenses and other liabilities	64,568
Shareholder servicing fees payable	2,182
Affiliated transfer agent fee payable	524

Total Liabilities	4,397,384

NET ASSETS	$406,556,179

Net assets were comprised of:
Paid-in capital	$368,958,281
Retained earnings	37,597,898

Net assets, June 30, 2011	$406,556,179

Net asset value and redemption price per share, $406,556,179 / 18,783,013 outstanding shares of beneficial interest	$21.64

INVESTMENT INCOME
Unaffiliated dividend income (net of $674,470 foreign withholding tax)	$7,606,678
Affiliated dividend income	11,517
Affiliated income from securities lending, net	1,242

7,619,437

EXPENSES
Advisory fees	1,736,850
Shareholder servicing fees and expenses	197,772
Custodian and accounting fees	68,000
Audit fee	11,000
Trustees’ fees	6,000
Shareholders’ reports	4,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	4,000
Commitment fee on syndicated credit agreement	3,000
Insurance expenses	2,000
Loan interest expense (Note 7)	248
Miscellaneous	10,577

Total expenses	2,047,447

NET INVESTMENT INCOME	5,571,990

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(8,905,118)
Foreign currency transactions	(72,581)

(8,977,699)

Net change in unrealized appreciation (depreciation) on:
Investments	23,820,991
Foreign currencies	198,277

24,019,268

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	15,041,569

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,613,559

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,571,990	$4,724,416
Net realized loss on investment and foreign currency transactions	(8,977,699)	(8,487,604)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	24,019,268	22,981,838

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	20,613,559	19,218,650

DISTRIBUTIONS	(4,723,900)	(3,306,797)

FUND SHARE TRANSACTIONS:
Fund share sold [2,555,133 and 7,208,165 shares, respectively]	54,926,922	136,721,231
Fund share issued in reinvestment of distributions [225,269 and 194,517 shares, respectively]	4,723,900	3,306,797
Fund share repurchased [1,574,054 and 5,135,366 shares, respectively]	(33,365,662)	(91,445,402)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	26,285,160	48,582,626

TOTAL INCREASE IN NET ASSETS	42,174,819	64,494,479
NET ASSETS:
Beginning of period	364,381,360	299,886,881

End of period	$406,556,179	$364,381,360

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 88.2%
COMMON STOCKS — 45.0%	Shares	Value (Note 2)

Advertising
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	39,900	$506,730

Aerospace & Defense — 0.4%
Goodrich Corp.	10,630	1,015,165
HEICO Corp.(a)	15,046	823,618
L-3 Communications Holdings, Inc. .	7,300	638,385
TransDigm Group, Inc.*	3,500	319,165
United Technologies Corp.	74,118	6,560,184

		9,356,517

Agriculture — 0.6%
Archer-Daniels-Midland Co.	11,490	346,423
British American Tobacco PLC (United Kingdom)	120,483	5,280,933
Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	828,000	360,945
Imperial Tobacco Group PLC (United Kingdom)	44,607	1,482,676
Japan Tobacco, Inc. (Japan)	563	2,173,221
Philip Morris International, Inc.	28,900	1,929,653
Souza Cruz SA (Brazil)	98,500	1,243,360

		12,817,211

Airlines
Alaska Air Group, Inc.*	5,700	390,222
Turk Hava Yollari (Turkey)*	229,400	600,709

		990,931

Apparel — 0.2%
Adidas AG (Germany)	13,984	1,109,262
Burberry Group PLC (United Kingdom)	55,110	1,282,513
Coach, Inc.	34,210	2,187,045
Deckers Outdoor Corp.*	8,400	740,376

		5,319,196

Auto Parts & Equipment — 0.4%
BorgWarner, Inc.*	13,200	1,066,428
Bridgestone Corp. (Japan)	30,300	698,128
Johnson Controls, Inc.	128,366	5,347,727
Lear Corp.	4,000	213,920
TRW Automotive Holdings Corp.*	7,000	413,210
Weichai Power Co. Ltd. (Class H Stock) (China)	174,000	1,019,326

		8,758,739

Automobile Manufacturers — 0.9%
Daimler AG (Germany)	18,658	1,404,261
Ford Motor Co.*	39,500	544,705
General Motors Co.*	122,454	3,717,718
General Motors Corp. Escrow Shares	110,000	71,500
Great Wall Motor Co. Ltd. (Class H Stock) (China)	527,000	872,551
Honda Motor Co. Ltd. (Japan)	49,700	1,914,788
Hyundai Motor Co. (South Korea)	6,700	1,493,656
Kia Motors Corp. (South Korea)	15,900	1,081,647
Nissan Motor Co. Ltd. (Japan)	138,700	1,457,628
PACCAR, Inc.	80,712	4,123,576

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Automobile Manufacturers (cont’d.)
Tata Motors Ltd., ADR (India)	29,400	$661,794
Tesla Motors, Inc.*(a)	15,300	445,689
Toyota Motor Corp. (Japan)	39,200	1,614,224

		19,403,737

Banks — 0.8%
Bank of Baroda (India)	35,000	685,050
Canara Bank (India)	54,600	642,921
Capital One Financial Corp.	46,817	2,419,034
China CITIC Bank Corp. Ltd. (Class H Stock) (China)	1,557,000	974,753
Commerzbank AG (Germany)	114,779	494,183
Compartamos SAB de CV (Mexico)	433,000	785,861
DnB NOR ASA (Norway)	82,352	1,147,859
Erste Group Bank AG (Austria)	12,984	680,663
Grupo Financiero Banorte SAB de CV (Class O Stock) (Mexico)	240,900	1,093,756
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	1,430,475	1,091,090
KBC Groep NV (Belgium)	23,608	927,777
Popular, Inc. (Puerto Rico)*	93,160	257,122
Standard Chartered PLC (United Kingdom)	188,804	4,963,503
Turkiye Garanti Bankasi A/S (Turkey)	130,100	589,979
Zions Bancorporation(a)	33,672	808,465

		17,562,016

Beverages — 0.8%
Anheuser-Busch InBev NV (Belgium)	27,755	1,609,965
Carlsberg A/S (Class B Stock) (Denmark)	7,320	796,271
Coca-Cola Co. (The)	98,669	6,639,437
Coca-Cola Enterprises, Inc.	15,800	461,044
Constellation Brands, Inc. (Class A Stock)*	9,900	206,118
Diageo PLC, ADR (United Kingdom)(a)	17,200	1,408,164
Dr. Pepper Snapple Group, Inc.	9,960	417,623
Green Mountain Coffee Roasters, Inc.*	2,300	205,298
PepsiCo, Inc.	47,401	3,338,452
Pernod-Ricard SA (France)	26,212	2,583,645
United Spirits Ltd. (India)	30,500	670,346

		18,336,363

Biotechnology — 0.5%
Aegerion Pharmaceuticals, Inc.*	29,000	456,750
Alexion Pharmaceuticals, Inc.*	13,900	653,717
Biogen Idec, Inc.*(a)	50,021	5,348,245
Celgene Corp.*	58,622	3,536,079
Dendreon Corp.*	25,345	999,607
Intercell AG (Austria)*	16,893	69,524

		11,063,922

Building Materials — 0.3%
Daikin Industries Ltd. (Japan)	21,100	747,918
Holcim Ltd. (Switzerland)	13,100	988,635

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Building Materials (cont’d.)
Imerys SA (France)	12,225	$861,501
J.S. Group Corp. (Japan)	31,400	809,900
Lafarge SA (France)	15,307	975,472
Martin Marietta Materials, Inc.(a)	5,900	471,823
Nippon Sheet Glass Co. Ltd. (Japan)	437,000	1,358,748
U.S. Concrete, Inc.*	15,317	134,024

		6,348,021

Chemicals — 1.3%
Air Products & Chemicals, Inc.	27,976	2,673,946
Albemarle Corp.	23,000	1,591,600
Bayer AG (Germany)	44,375	3,567,606
CF Industries Holdings, Inc.	3,000	425,010
Dow Chemical Co. (The)	74,496	2,681,856
E.I. du Pont de Nemours & Co.	99,397	5,372,408
Eastman Chemical Co.	2,400	244,968
FMC Corp.	13,800	1,187,076
Formosa Chemicals & Fibre Corp. (Taiwan)	211,000	787,396
Georgia Gulf Corp.*	30,327	732,094
Huabao International Holdings Ltd. (Bermuda)	451,000	410,332
Kingboard Chemical Holdings Ltd. (Cayman Islands)	184,500	857,164
Lanxess AG (Germany)	8,190	672,226
Linde AG (Germany)	7,413	1,299,678
LyondellBasell Industries NV (Class A Stock) (Netherlands)	9,682	372,951
PPG Industries, Inc.	5,300	481,187
Rockwood Holdings, Inc.*	3,800	210,102
Sherwin-Williams Co. (The)	27,000	2,264,490
Shin-Etsu Chemical Co. Ltd. (Japan)	15,300	820,107
Solutia, Inc.*	7,900	180,515
Solvay SA (Belgium)	9,039	1,396,655
Symrise AG (Germany)	27,700	882,923
Westlake Chemical Corp.	6,440	334,236

		29,446,526

Coal — 0.1%
China Shenhua Energy Co. Ltd. (Class H Stock) (China)	302,000	1,447,161
Exxaro Resources Ltd. (South Africa)	47,600	1,256,348
Walter Energy, Inc.(a)	1,600	185,280

		2,888,789

Commercial Banks — 1.1%
Banco Bilbao Vizcaya Argentaria SA (Spain)	181,647	2,131,042
Banco do Brasil SA (Brazil)	68,200	1,215,727
Bank of America Corp.	292,201	3,202,523
Bank of China Ltd. (Class H Stock) (China)	3,498,000	1,712,125
Barclays PLC (United Kingdom)	225,145	926,676
China Construction Bank Corp. (Class H Stock) (China)	3,165,000	2,634,816
China Merchants Bank Co. Ltd. (Class H Stock) (China)	473,000	1,148,196
Huntington Bancshares, Inc.	12,355	81,049

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Commercial Banks (cont’d.)
Intesa Sanpaolo SpA (Italy)	341,964	$910,476
Lloyds Banking Group PLC (United Kingdom)*	1,574,511	1,238,240
M&T Bank Corp.(a)	17,060	1,500,427
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	77,900	1,192,868
Regions Financial Corp.	31,250	193,750
Sumitomo Mitsui Financial Group, Inc. (Japan)	31,900	983,627
SVB Financial Group*(a)	15,744	940,074
U.S. Bancorp	150,976	3,851,398
UniCredit SpA (Italy)	306,446	648,817

		24,511,831

Commercial Services — 0.4%
American Public Education, Inc.*(a)	19,300	859,043
Avis Budget Group, Inc.*(a)	39,100	668,219
Equifax, Inc.	23,900	829,808
Experian PLC (United Kingdom)	88,729	1,129,993
Genpact Ltd. (Bermuda)*	21,586	372,143
ITT Educational Services, Inc.*	7,910	618,879
SGS SA (Switzerland)	426	808,678
Sodexo (France)	19,358	1,517,581
Sotheby’s(a)	13,800	600,300
Total System Services, Inc.	10,330	191,931
Towers Watson & Co. (Class A Stock)	9,000	591,390
Visa, Inc. (Class A Stock)	3,059	257,751
Weight Watchers International, Inc.	10,330	779,605
Western Union Co. (The)	23,900	478,717

		9,704,038

Computers — 1.7%
Accenture PLC (Class A Stock) (Ireland)	29,110	1,758,826
Apple, Inc.*	54,325	18,235,273
Cadence Design Systems, Inc.*	37,200	392,832
CGI Group, Inc. (Class A Stock) (Canada)*	32,900	810,985
Cognizant Technology Solutions Corp. (Class A Stock)*	40,090	2,940,201
Dell, Inc.*	22,400	373,408
EMC Corp.*	58,659	1,616,056
Fortinet, Inc.*(a)	14,600	398,434
Fujitsu Ltd. (Japan)	162,000	925,975
Hewlett-Packard Co.	26,508	964,891
IHS, Inc. (Class A Stock)*	8,500	709,070
Infosys Ltd., ADR (India)	26,800	1,748,164
International Business Machines Corp.	21,649	3,713,886
MICROS Systems, Inc.*	19,800	984,258
NetApp, Inc.*	15,500	818,090
Riverbed Technology, Inc.*	13,600	538,424
SanDisk Corp.*	17,160	712,140
Western Digital Corp.*	12,600	458,388
Wistron Corp. (Taiwan)	494,000	880,597

		38,979,898

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Construction & Engineering — 0.4%
ABB Ltd. (Switzerland)	124,878	$3,237,990
Bouygues SA (France)	14,061	618,143
China Railway Construction Corp. (Class H Stock) (China)	567,000	475,490
Fluor Corp.	31,579	2,041,898
GS Engineering & Construction Corp. (South Korea)	9,100	1,113,200
KBR, Inc.	15,495	584,007
URS Corp.*	8,800	393,712

		8,464,440

Containers & Packaging — 0.1%
Crown Holdings, Inc.*	7,780	302,020
Rock-Tenn Co. (Class A Stock)(a)	24,300	1,612,062

		1,914,082

Cosmetics/Personal Care — 0.6%
Avon Products, Inc.	6,780	189,840
Colgate-Palmolive Co.	32,150	2,810,232
L’Oreal SA (France)	10,385	1,348,764
Procter & Gamble Co. (The)	132,899	8,448,389

		12,797,225

Distribution/Wholesale — 0.3%
Genuine Parts Co.	30,000	1,632,000
Marubeni Corp. (Japan)	116,000	770,914
Mitsubishi Corp. (Japan)	53,400	1,333,818
Mitsui & Co. Ltd. (Japan)	89,800	1,552,653
Sumitomo Corp. (Japan)	72,100	980,867
W.W. Grainger, Inc.(a)	10,400	1,597,960

		7,868,212

Diversified Financial Services — 1.5%
African Bank Investments Ltd. (South Africa)	197,900	1,007,382
Air Lease Corp.*(a)	27,400	665,546
American Express Co.	50,093	2,589,808
Ameriprise Financial, Inc.	36,905	2,128,680
BlackRock, Inc.	3,700	709,697
BS Financial Group, Inc. (South Korea)*	57,900	818,892
Charles Schwab Corp. (The)	57,400	944,230
CME Group, Inc.	5,614	1,636,986
Deutsche Boerse AG (Germany)	11,164	848,333
Discover Financial Services	33,906	906,986
Goldman Sachs Group, Inc. (The)	25,941	3,452,488
Hana Financial Group, Inc. (South Korea)	31,000	1,087,784
Housing Development Finance Corp. (India)	91,100	1,444,178
ICAP PLC (United Kingdom)	141,599	1,074,941
IntercontinentalExchange, Inc.*	4,847	604,469
Invesco Ltd. (Bermuda)	81,526	1,907,708
Lazard Ltd. (Class A Stock) (Bermuda)	23,100	857,010
Man Group PLC (United Kingdom)	444,355	1,690,214
MasterCard, Inc. (Class A Stock)	8,944	2,695,185
Morgan Stanley	74,040	1,703,660

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Diversified Financial Services (cont’d.)
NASDAQ OMX Group, Inc. (The)*	25,032	$633,310
Och-Ziff Capital Management Group LLC (Class A Stock)	41,890	581,014
Old Mutual PLC (United Kingdom)	348,100	741,832
ORIX Corp. (Japan)	7,920	770,393
PNC Financial Services Group, Inc.	10,000	596,100
T. Rowe Price Group, Inc.	16,530	997,420
TD Ameritrade Holding Corp.(a)	12,939	252,440

		33,346,686

Diversified Machinery — 0.3%
AGCO Corp.*	4,000	197,440
Cummins, Inc.	19,220	1,989,078
Deere & Co.	14,000	1,154,300
Kubota Corp. (Japan)	93,000	825,056
Mitsubishi Heavy Industries Ltd. (Japan)	239,000	1,123,832
Nordson Corp.	3,700	202,945
Wabtec Corp.	14,090	925,995
Zebra Technologies Corp. (Class A Stock)*	18,950	799,121

		7,217,767

Diversified Manufacturing — 0.9%
3M Co.	29,365	2,785,270
Carlisle Cos., Inc.	60,390	2,973,000
Cookson Group PLC (United Kingdom)	69,171	746,585
FUJIFILM Holdings Corp. (Japan)	46,000	1,434,694
General Electric Co.	143,688	2,709,956
Honeywell International, Inc.	46,825	2,790,302
Illinois Tool Works, Inc.	33,100	1,869,819
Parker Hannifin Corp.	5,400	484,596
Polypore International, Inc.*	6,300	427,392
Siemens AG (Germany)	12,916	1,773,754
Tyco International Ltd. (Bermuda)	63,820	3,154,622

		21,149,990

Electric — 1.0%
AES Corp. (The)*	7,131	90,849
Ameren Corp.	2,410	69,504
American Electric Power Co., Inc.	5,077	191,301
Cia Energetica de Minas Gerais, ADR (Brazil)	71,800	1,481,952
Consolidated Edison, Inc.	2,994	159,401
Constellation Energy Group, Inc.	25,216	957,199
Dominion Resources, Inc.(a)	6,301	304,149
DTE Energy Co.	1,639	81,983
Duke Energy Corp.	13,932	262,340
Edison International	3,389	131,324
Enel SpA (Italy)	234,894	1,534,213
Entergy Corp.	1,952	133,283
Exelon Corp.	6,962	298,252
FirstEnergy Corp.	24,609	1,086,487
NextEra Energy, Inc.	81,820	4,701,377
Northeast Utilities	73,038	2,568,746
NRG Energy, Inc.*(a)	2,699	66,341
NV Energy, Inc.	102,161	1,568,171

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Electric (cont’d.)
PG&E Corp.	40,449	$1,700,072
PPL Corp.	4,862	135,309
Progress Energy, Inc.	29,403	1,411,638
Public Service Enterprise Group, Inc.	5,418	176,844
Southern Co.	64,160	2,590,781
Wisconsin Energy Corp.	2,450	76,808
Xcel Energy, Inc.	4,780	116,154

		21,894,478

Electronic Components & Equipment — 0.5%
Arrow Electronics, Inc.*	9,900	410,850
Emerson Electric Co.	18,194	1,023,413
EnerSys*	19,400	667,748
Mitsubishi Electric Corp. (Japan)	122,000	1,417,165
Nidec Corp. (Japan)	10,500	980,283
Schneider Electric SA (France)	18,883	3,154,560
TE Connectivity Ltd. (Switzerland)	112,636	4,140,499

		11,794,518

Electronics — 0.4%
Agilent Technologies, Inc.*	43,310	2,213,574
Amphenol Corp. (Class A Stock)	12,820	692,152
Hon Hai Precision Industry Co. Ltd. (Class S Stock), GDR (Taiwan)	393,245	2,697,071
LG Display Co. Ltd., ADR (South Korea)	53,200	747,460
Murata Manufacturing Co. Ltd. (Japan)	9,400	628,469
Omron Corp. (Japan)	17,300	481,085
Premier Farnell PLC (United Kingdom)	159,368	636,889
Thermo Fisher Scientific, Inc.*	4,521	291,107
Tripod Technology Corp. (Taiwan)	144,000	598,767
Vishay Intertechnology, Inc.*	13,100	197,024

		9,183,598

Energy – Alternate Sources
GCL-Poly Energy Holdings Ltd. (Cayman Islands)	999,000	520,209

Environmental Control
Republic Services, Inc.	30,700	947,095

Financial – Bank & Trust — 1.5%
BNP Paribas (France)	51,098	3,944,352
Citigroup, Inc.	172,490	7,182,484
Credit Suisse Group AG (Switzerland)	73,910	2,874,644
Fifth Third Bancorp	50,364	642,141
HSBC Holdings PLC (MTF) (United Kingdom)	89,572	889,007
HSBC Holdings PLC (XHKG) (United Kingdom)	282,000	2,804,459
Societe Generale SA (France)	21,872	1,297,895
State Street Corp.	23,469	1,058,217
SunTrust Banks, Inc.	39,800	1,026,840
Wells Fargo & Co.	440,522	12,361,047

		34,081,086

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Food — 0.8%
Campbell Soup Co.(a)	44,155	$1,525,555
Charoen Pokphand Foods PCL, NVDR (Thailand)	1,074,100	1,034,204
ConAgra Foods, Inc.	10,030	258,874
Corn Products International, Inc.	7,300	403,544
Dean Foods Co.*	14,900	182,823
General Mills, Inc.	41,678	1,551,255
J.M. Smucker Co. (The)	28,200	2,155,608
Kellogg Co.	1,580	87,406
Kraft Foods, Inc. (Class A Stock)	7,500	264,225
Nestle SA (Switzerland)	46,900	2,914,689
Shoprite Holdings Ltd. (South Africa)	76,800	1,156,237
Sysco Corp.	26,861	837,526
Unilever NV, CVA (Netherlands)	73,443	2,407,522
Unilever PLC (United Kingdom)	74,557	2,400,394

		17,179,862

Food & Staples Retailing — 0.1%
Kroger Co. (The)	28,461	705,833
Tesco PLC (United Kingdom)	215,665	1,391,454

		2,097,287

Forest Products & Paper — 0.1%
Abitibi Escrow Shares*	996,000	4,980
AbitibiBowater, Inc.*	7,484	151,925
MeadWestvaco Corp.	26,500	882,715
Stora Enso Oyj (Class R Stock) (Finland)	53,539	561,726
UPM-Kymmene Oyj (Finland)	47,433	867,383

		2,468,729

Gas — 0.4%
AGL Resources, Inc.	4,602	187,347
CenterPoint Energy, Inc.	23,534	455,383
Centrica PLC (United Kingdom)	665,814	3,454,791
National Grid PLC (United Kingdom)	68,635	674,707
NiSource, Inc.	2,936	59,454
Perusahaan Gas Negara PT (Indonesia)	1,660,000	780,752
Sempra Energy	61,178	3,235,093
Snam Rete Gas SpA (Italy)	245,892	1,456,282

		10,303,809

Hand/Machine Tools
SMC Corp. (Japan)	4,874	878,636

Healthcare Products — 0.8%
Baxter International, Inc.	3,570	213,093
Becton, Dickinson & Co.	25,585	2,204,660
Covidien PLC (Ireland)	65,591	3,491,409
Hengan International Group Co. Ltd. (Cayman Islands)	204,500	1,838,877
Johnson & Johnson	111,846	7,439,996
Sirona Dental Systems, Inc.*(a)	17,700	939,870
St. Jude Medical, Inc.	26,819	1,278,730
Thoratec Corp.*(a)	22,140	726,635

		18,133,270

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Healthcare Services — 0.8%
CIGNA Corp.	9,400	$483,442
DaVita, Inc.*	14,049	1,216,784
Emeritus Corp.*(a)	24,070	511,487
Fresenius Medical Care AG & Co. KGaA (Germany)	18,905	1,413,256
HealthSouth Corp.*	7,300	191,552
HealthSpring, Inc.*	15,440	712,247
Humana, Inc.	24,335	1,959,941
Lincare Holdings, Inc.(a)	87,600	2,564,052
National Healthcare Corp.	35,500	1,759,735
Roche Holding AG (Switzerland)	9,000	1,506,155
UnitedHealth Group, Inc.(a)	83,714	4,317,968
Universal Health Services, Inc. (Class B Stock)	7,384	380,498
WellPoint, Inc.	6,750	531,697

		17,548,814

Holding Companies – Diversified — 0.3%
Bidvest Group Ltd. (South Africa)	58,200	1,295,380
Jardine Matheson Holdings Ltd. (Bermuda)	19,144	1,097,717
LG Corp. (South Korea)	15,600	1,178,172
LVMH Moet Hennessy Louis Vuitton SA (France)	8,943	1,609,423
Wharf Holdings Ltd. (The) (Hong Kong)	144,000	1,004,187

		6,184,879

Home Builders — 0.1%
Lennar Corp. (Class A Stock)	27,057	491,084
NVR, Inc.*(a)	1,187	861,145

		1,352,229

Home Furnishings — 0.1%
Arcelik A/S (Turkey)	121,100	619,304
Harman International Industries, Inc.	4,900	223,293
Teco Electric and Machinery Co. Ltd. (Taiwan)	1,365,000	986,322

		1,828,919

Household Products/Wares — 0.1%
Fortune Brands, Inc.	33,700	2,149,049
Kimberly-Clark Corp.	6,160	410,010

		2,559,059

Insurance — 2.1%
ACE Ltd. (Switzerland)	71,440	4,702,181
Aflac, Inc.	25,379	1,184,692
Allianz SE (Germany)	12,667	1,769,500
Allstate Corp. (The)	5,700	174,021
American Financial Group, Inc.	5,500	196,295
American International Group, Inc.* .	17,500	513,100
Aon Corp.	21,500	1,102,950
AXA SA (France)	53,700	1,220,277
AXIS Capital Holdings Ltd. (Bermuda)	5,686	176,039
Berkshire Hathaway, Inc. (Class A Stock)*	11	1,277,155

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Insurance (cont’d.)
Berkshire Hathaway, Inc. (Class B Stock)*	9,085	$703,088
Cincinnati Financial Corp.(a)	10,300	300,554
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	510	715,193
Dongbu Insurance Co. Ltd. (South Korea)	14,200	741,445
Everest Re Group Ltd. (Bermuda)	10,382	848,728
Fortegra Financial Corp.*	47,200	370,048
Genworth Financial, Inc. (Class A Stock)*	75,100	772,028
ING Groep NV, CVA (Netherlands)* .	265,531	3,268,791
Loews Corp.	119,800	5,042,382
MetLife, Inc.	171,926	7,542,394
Old Republic International Corp.	47,900	562,825
OneBeacon Insurance Group Ltd. (Class A Stock) (Bermuda)	28,725	384,628
PartnerRe Ltd. (Bermuda)	1,860	128,061
Ping An Insurance Group Co. (Class H Stock) (China)	71,500	741,575
ProAssurance Corp.*	19,100	1,337,000
Prudential PLC (United Kingdom)	208,619	2,410,735
RenaissanceRe Holdings Ltd. (Bermuda)	7,004	489,930
Sanlam Ltd. (South Africa)	298,000	1,214,600
Sul America SA (Brazil)	69,400	871,585
Transatlantic Holdings, Inc.	41,500	2,033,915
W.R. Berkley Corp.	61,100	1,982,084
XL Group PLC (Ireland)	31,383	689,798
Zurich Financial Services AG (Switzerland)	6,150	1,555,147

		47,022,744

Internet Software & Services — 0.6%
Amazon.com, Inc.*(a)	30,543	6,245,738
Expedia, Inc.(a)	45,700	1,324,843
Google, Inc. (Class A Stock)*	4,150	2,101,477
HomeAway, Inc.*	13,900	537,930
IAC/InterActiveCorp*(a)	20,901	797,791
LinkedIn Corp.*(a)	4,500	405,405
NetFlix, Inc.*	3,000	788,070
Symantec Corp.*	64,800	1,277,856
Yahoo! Japan Corp. (Japan)	1,771	609,483

		14,088,593

Investment Companies — 0.1%
American Capital Ltd.*	60,783	603,575
Resolution Ltd. (Guernsey)	132,713	626,216

		1,229,791

Iron/Steel — 0.2%
Cliffs Natural Resources, Inc.(a)	3,100	286,595
Fortescue Metals Group Ltd. (Australia)	58,485	401,292
JFE Holdings, Inc. (Japan)	17,500	481,279
Kumba Iron Ore Ltd. (South Africa)	18,100	1,295,572
ThyssenKrupp AG (Germany)	27,368	1,422,217

		3,886,955

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Leisure Time — 0.2%
Carnival Corp. (Panama)	55,362	$2,083,272
Harley-Davidson, Inc.	26,800	1,097,996
Polaris Industries, Inc.	5,242	582,753

		3,764,021

Lodging — 0.3%
Accor SA (France)	23,650	1,057,524
City Developments Ltd. (Singapore)	27,000	229,254
Gaylord Entertainment Co.*	24,800	744,000
Genting Singapore PLC (Singapore)*	293,000	461,953
Intercontinental Hotels Group PLC (United Kingdom)	106,856	2,186,615
Marriott International, Inc. (Class A Stock)	26,800	951,132
Monarch Casino & Resort, Inc.*	38,700	404,028
Sands China Ltd. (Cayman Islands)*	132,400	358,877
Starwood Hotels & Resorts Worldwide, Inc.	4,834	270,897
Wyndham Worldwide Corp.	12,800	430,720
Wynn Resorts Ltd.	3,300	473,682

		7,568,682

Machinery – Construction & Mining — 0.2%
Atlas Copco AB (Class A Stock) (Sweden)	39,885	1,049,904
Caterpillar, Inc.	7,900	841,034
Joy Global, Inc.	2,900	276,196
Komatsu Ltd. (Japan)	67,500	2,107,562

		4,274,696

Media — 1.4%
AH Belo Corp. (Class A Stock)	45,470	338,297
Belo Corp. (Class A Stock)	63,220	476,047
Cablevision Systems Corp. (Class A Stock)	19,100	691,611
CBS Corp. (Class B Stock)	95,807	2,729,541
Comcast Corp. (Class A Stock)	100,586	2,548,849
DIRECTV (Class A Stock)*(a)	26,000	1,321,320
Discovery Communications, Inc. (Class A Stock)*	7,560	309,658
DISH Network Corp. (Class A Stock)*	13,680	419,566
Entercom Communications Corp. (Class A Stock)*	56,800	493,024
Gannett Co., Inc.(a)	139,984	2,004,571
LIN TV Corp. (Class A Stock)*	92,900	452,423
Pearson PLC (United Kingdom)	50,725	957,398
Reed Elsevier NV (Netherlands)	82,714	1,110,122
Scripps Networks Interactive, Inc. (Class A Stock)	23,800	1,163,344
Sirius XM Radio, Inc.*(a)	366,070	801,693
Time Warner Cable, Inc.	10,100	788,204
Time Warner, Inc.	235,948	8,581,429
Viacom, Inc. (Class B Stock)	19,300	984,300
Walt Disney Co. (The)(a)	86,611	3,381,293
Washington Post Co. (The) (Class B Stock)(a)	1,300	544,635
WPP PLC (United Kingdom)	199,697	2,499,938

		32,597,263

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Metal Fabricate/Hardware
Timken Co.	7,652	$385,661

Metals & Mining — 1.1%
Alcoa, Inc.	121,426	1,925,816
Barrick Gold Corp. (Canada)	28,080	1,271,743
BHP Billiton Ltd. (Australia)	70,762	3,344,267
BHP Billiton PLC (United Kingdom) .	17,940	706,002
Coeur d’Alene Mines Corp.*	7,500	181,950
First Quantum Minerals Ltd. (Canada)	9,656	1,407,877
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	54,698	2,893,524
Glencore International PLC (United Kingdom)	64,137	505,421
Impala Platinum Holdings Ltd. (South Africa)	14,136	380,881
KGHM Polska Miedz SA (Poland)	20,400	1,465,218
Kinross Gold Corp. (Canada)	50,806	802,297
MMC Norilsk Nickel OJSC, ADR (Russia)	65,800	1,715,406
Newmont Mining Corp.	19,219	1,037,250
Rio Tinto Ltd. (Australia)	12,266	1,097,911
Rio Tinto PLC (United Kingdom)	58,215	4,195,587
Xstrata PLC (United Kingdom)	60,500	1,331,724

		24,262,874

Office Equipment — 0.1%
Canon, Inc. (Japan)	31,000	1,474,556

Oil & Gas — 3.9%
Afren PLC (United Kingdom)*	268,200	679,679
Apache Corp.	17,815	2,198,193
Berry Petroleum Co. (Class A Stock)	3,800	201,894
BG Group PLC (United Kingdom)	220,501	5,004,067
BP PLC (United Kingdom)	302,169	2,224,306
Cairn Energy PLC (United Kingdom)*	85,252	567,553
Chevron Corp.	76,009	7,816,766
CNOOC Ltd. (Hong Kong)	1,322,000	3,113,814
Concho Resources, Inc.*(a)	17,230	1,582,576
ConocoPhillips	21,856	1,643,353
Devon Energy Corp.	73,298	5,776,615
Dragon Oil PLC (Ireland)	83,000	696,029
Energen Corp.	38,200	2,158,300
EOG Resources, Inc.	26,519	2,772,561
Exxon Mobil Corp.	145,493	11,840,220
Forest Oil Corp.*	24,060	642,643
JX Holdings, Inc. (Japan)	174,200	1,171,677
KazMunaiGas Exploration Production, GDR (Kazakhstan)	34,800	709,022
Lukoil OAO, ADR (Russia)	26,900	1,714,875
Marathon Oil Corp.	15,450	813,906
Newfield Exploration Co.*	12,400	843,448
Noble Energy, Inc.	1,600	143,408
Occidental Petroleum Corp.	46,847	4,873,962
Patterson-UTI Energy, Inc.	20,100	635,361
PetroChina Co. Ltd. (Class H Stock) (China)	1,420,000	2,085,675
Petroleo Brasileiro SA, ADR (Brazil)	75,000	2,301,000
PTT PCL (Thailand)	122,400	1,334,548
Rosetta Resources, Inc.*	8,300	427,782

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Oil & Gas (cont’d.)
Rosneft Oil Co., GDR (Russia)	114,100	$889,980
Royal Dutch Shell PLC (Class A Stock) (United Kingdom)	210,926	7,487,845
Sasol Ltd. (South Africa)	32,900	1,732,045
SK Holdings Co. Ltd. (South Korea)	8,100	1,412,003
Southwestern Energy Co.*	36,262	1,554,915
Tatneft (Russia)	33,900	1,461,090
Total SA (France)	81,370	4,705,815
Tullow Oil PLC (United Kingdom)	72,425	1,441,363
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	36,600	897,523

		87,555,812

Oil & Gas Services — 0.7%
Baker Hughes, Inc.	8,433	611,899
Cameron International Corp.*	37,443	1,883,008
Complete Production Services, Inc.*	12,300	410,328
Halliburton Co.	13,723	699,873
National Oilwell Varco, Inc.	22,661	1,772,317
Oil States International, Inc.*(a)	5,000	399,550
RPC, Inc.	16,000	392,640
Schlumberger Ltd. (Netherlands)	89,332	7,718,285
Technip SA (France)	8,960	960,603

		14,848,503

Pharmaceuticals — 1.9%
Abbott Laboratories	75,404	3,967,758
Allergan, Inc.	12,600	1,048,950
AmerisourceBergen Corp.(a)	43,500	1,800,900
Bristol-Myers Squibb Co.	54,500	1,578,320
Cardinal Health, Inc.	35,543	1,614,363
Endo Pharmaceuticals Holdings, Inc.*	19,300	775,281
GlaxoSmithKline PLC (United Kingdom)	178,274	3,816,867
McKesson Corp.	15,297	1,279,594
Merck & Co., Inc.	194,073	6,848,836
Mylan, Inc.*	5,474	135,044
Novartis AG (Switzerland)	61,475	3,765,641
Pfizer, Inc.	329,662	6,791,037
Sanofi (France)	48,451	3,895,304
Shire PLC (United Kingdom)	38,103	1,189,438
Teva Pharmaceutical Industries Ltd., ADR (Israel)	51,801	2,497,844
Valeant Pharmaceuticals International, Inc. (Canada)(a)	34,360	1,785,346
Watson Pharmaceuticals, Inc.*(a)	12,330	847,441

		43,637,964

Pipelines — 0.3%
El Paso Corp.	52,300	1,056,460
Energy Transfer Equity LP	21,100	948,656
NuStar GP Holdings LLC	42,900	1,544,400
ONEOK, Inc.(a)	42,105	3,116,191
Williams Cos., Inc. (The)	41,587	1,258,007

		7,923,714

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Real Estate — 1.2%
Agile Property Holdings Ltd. (Cayman Islands)	128,000	$199,209
Brookfield Asset Management, Inc. (Class A Stock) (Canada)	51,400	1,704,938
Brookfield Properties Corp. (Canada)	38,844	750,338
CapitaLand Ltd. (Singapore)	736,000	1,748,468
CapitaMalls Asia Ltd. (Singapore)	235,000	282,144
China Overseas Land & Investment Ltd. (Hong Kong)	994,000	2,138,386
China Resources Land Ltd. (Cayman Islands)	906,000	1,644,546
Deutsche Wohnen AG (Germany)	19,142	333,107
First Capital Realty, Inc. (Canada)	25,985	444,018
Guangzhou R&F Properties Co. Ltd. (Class H Stock) (China)	553,600	757,815
Hang Lung Properties Ltd. (Hong Kong)	818,000	3,363,327
Helical Bar PLC (United Kingdom)	110,376	449,958
Henderson Land Development Co. Ltd. (Hong Kong)	35,000	226,329
Hongkong Land Holdings Ltd. (Bermuda)	135,000	963,225
Mitsubishi Estate Co. Ltd. (Japan)	94,000	1,649,696
Mitsui Fudosan Co. Ltd. (Japan)	68,000	1,171,157
New World Development Ltd. (Hong Kong)	385,000	584,515
Norwegian Property ASA (Norway)	126,229	264,383
Sino Land Co. Ltd. (Hong Kong)	338,000	543,611
Soho China Ltd. (Cayman Islands)	1,064,000	952,967
Sponda Oyj (Finland)	115,842	673,637
Sumitomo Realty & Development Co. Ltd. (Japan)	43,000	961,034
Sun Hung Kai Properties Ltd. (Hong Kong)	243,000	3,552,071
Technopolis PLC (Finland)	30,314	167,928
WP Carey & Co. LLC	20,499	829,594

		26,356,401

Real Estate Investment Trusts — 2.7%
Advance Residence Investment Corp. (Japan)	161	336,968
Agree Realty Corp.(a)	34,494	770,251
Alexandria Real Estate Equities, Inc.	20,090	1,555,368
Alstria Office REIT AG (Germany)	10,923	164,737
Annaly Capital Management, Inc.(a)	73,300	1,322,332
Apartment Investment & Management Co. (Class A Stock)	9,250	236,152
Artis Real Estate Investment Trust (Canada)	15,950	232,358
AvalonBay Communities, Inc.	14,260	1,830,984
Boston Properties, Inc.	16,680	1,770,749
BRE Properties, Inc.	20,180	1,006,578
British Land Co. PLC (United Kingdom)	104,041	1,016,916
Camden Property Trust	23,240	1,478,529
Canadian Apartment Properties, REIT (Canada)	8,600	172,455
CapitaCommercial Trust (Singapore)	332,000	392,733

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Real Estate Investment Trusts (cont’d.)
CFS Retail Property Trust (Australia)	81,170	$158,224
Cofinimmo (Belgium)	3,444	491,044
Cominar Real Estate Investment Trust (Canada)	12,800	292,245
Commonwealth Property Office Fund (Australia)	638,859	645,105
Corio NV (Netherlands)	22,130	1,466,604
Cousins Properties, Inc.	98,256	839,106
CreXus Investment Corp.	94,000	1,044,340
DCT Industrial Trust, Inc.	129,720	678,436
Developers Diversified Realty Corp.	19,220	271,002
Dexus Property Group (Australia)	741,510	702,505
DiamondRock Hospitality Co.	27,600	296,148
Digital Realty Trust, Inc.	16,720	1,032,962
DuPont Fabros Technology, Inc.	52,380	1,319,976
Excel Trust, Inc.	80,000	882,400
FelCor Lodging Trust, Inc.*	37,300	198,809
Frontier Real Estate Investment Corp. (Japan)	40	351,718
Getty Realty Corp.(a)	28,100	708,963
Glimcher Realty Trust	42,700	405,650
Goodman Group (Australia)	690,046	523,125
HCP, Inc.	74,810	2,744,779
Health Care REIT, Inc.	13,200	692,076
Host Hotels & Resorts, Inc.	73,400	1,244,130
Japan Real Estate Investment Corp. (Japan)	100	983,885
Kenedix Realty Investment Corp. (Japan)	98	377,882
Kilroy Realty Corp.	8,473	334,599
Kimco Realty Corp.	42,050	783,812
Klepierre (France)	23,724	979,297
Land Securities Group PLC (United Kingdom)	86,009	1,176,797
LaSalle Hotel Properties	19,600	516,264
Liberty Property Trust	18,900	615,762
Link (The) (Hong Kong)	125,000	426,998
London & Stamford Property PLC (United Kingdom)	191,960	401,746
Macerich Co. (The)	20,600	1,102,100
Mack-Cali Realty Corp.	30,400	1,001,376
Mirvac Group (Australia)	267,112	359,263
National Health Investors, Inc.	13,300	590,919
Nationwide Health Properties, Inc.	15,000	621,150
Nieuwe Steen Investments NV (Netherlands)	20,420	414,719
Nippon Building Fund, Inc. (Japan)	66	644,958
Prologis, Inc.	85,514	3,064,822
Public Storage	9,800	1,117,298
Regency Centers Corp.(a)	46,242	2,033,261
RioCan Real Estate Investment Trust (Canada)	26,663	717,132
Segro PLC (United Kingdom)	125,491	628,996
Senior Housing Properties Trust	22,940	537,025
Simon Property Group, Inc.	39,500	4,591,085
SL Green Realty Corp.	8,900	737,543
Stockland (Australia)	241,810	886,952
Unibail-Rodamco (France)	10,833	2,504,890

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Real Estate Investment Trusts (cont’d.)
Vastned Offices/Industrial (Netherlands)	8,447	$149,260
Vornado Realty Trust	8,600	801,348
Weingarten Realty Investors	22,600	568,616
Wereldhave NV (Netherlands)	3,127	318,287
Westfield Group (Australia)	212,668	1,982,175
Westfield Retail Trust (Australia)	196,986	574,202

		61,820,876

Retail — 1.1%
Abercrombie & Fitch Co.
(Class A Stock)	9,300	622,356
AutoZone, Inc.*	8,961	2,642,151
Bed Bath & Beyond, Inc.*	47,700	2,784,249
BJ’s Restaurants, Inc.*(a)	13,900	727,804
Cheesecake Factory, Inc. (The)*(a)	18,900	592,893
Compagnie Financiere Richemont SA (Class A Stock) (Switzerland)	20,033	1,311,706
Darden Restaurants, Inc.	3,682	183,216
Dillard’s, Inc. (Class A Stock)	7,600	396,264
Foot Locker, Inc.	8,100	192,456
GameStop Corp. (Class A Stock)*	7,800	208,026
Home Depot, Inc. (The)	67,830	2,456,803
Inditex SA (Spain)	11,000	1,002,407
Li Ning Co. Ltd. (Cayman Islands)	107,500	186,528
Lowe’s Cos., Inc.	22,386	521,818
McDonald’s Corp.	11,100	935,952
Sears Holdings Corp.*(a)	27,500	1,964,600
Signet Jewelers Ltd. (Bermuda)*	4,800	224,688
Vera Bradley, Inc.*	18,300	699,060
Wal-Mart Stores, Inc.	30,600	1,626,084
Walgreen Co.	85,600	3,634,576
Yum! Brands, Inc.	24,464	1,351,391

		24,265,028

Retail & Merchandising — 0.5%
Belle International Holdings Ltd. (Cayman Islands)	202,000	426,763
CVS Caremark Corp.	22,234	835,554
Gap, Inc. (The)(a)	85,300	1,543,930
Kohl’s Corp.	31,698	1,585,217
Macy’s, Inc.	29,723	869,101
Marks & Spencer Group PLC (United Kingdom)	134,484	780,049
PPR (France)	15,516	2,763,080
Target Corp.	14,051	659,132
TJX Cos., Inc. (The)	25,900	1,360,527

		10,823,353

Savings & Loan — 0.1%
Capitol Federal Financial, Inc.(a)	24,000	282,240
People’s United Financial, Inc.(a)	143,600	1,929,984

		2,212,224

Semiconductors — 1.4%
Altera Corp.	14,300	662,805
Analog Devices, Inc.	35,654	1,395,497
Applied Materials, Inc.	7,680	99,917

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Semiconductors (cont’d.)
ASML Holding NV (Netherlands)	11,692	$430,663
Atmel Corp.*	14,300	201,201
Avago Technologies Ltd. (Singapore)	32,600	1,238,800
Broadcom Corp. (Class A Stock)	73,353	2,467,595
Cypress Semiconductor Corp.	18,900	399,546
Freescale Semiconductor Holdings I Ltd. (Bermuda)*	80,812	1,486,133
Hynix Semiconductor, Inc. (South Korea)	28,700	678,090
Infineon Technologies AG (Germany)	113,564	1,276,644
Intel Corp.	43,400	961,744
Intersil Corp. (Class A Stock)	15,150	194,677
KLA-Tencor Corp.	8,922	361,162
Lam Research Corp.*	75,654	3,349,959
Macronix International (Taiwan)	1,161,000	713,381
Marvell Technology Group Ltd. (Bermuda)*	19,880	293,528
Novellus Systems, Inc.*	10,278	371,447
Samsung Electronics Co. Ltd. (South Korea)	2,720	2,114,064
Samsung Electronics Co. Ltd., GDR (South Korea)	8,600	3,326,746
Siliconware Precision Industries Co., ADR (Taiwan)	168,600	1,048,692
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	191,000	481,370
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	291,375	3,674,239
Xilinx, Inc.	111,307	4,059,366

		31,287,266

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.*	4,688	161,736
Hyundai Mipo Dockyard (South Korea)	4,800	765,859
Samsung Heavy Industries Co. Ltd. (South Korea)	23,800	1,066,591
Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	441,000	526,144

		2,520,330

Software — 0.9%
Adobe Systems, Inc.*	53,152	1,671,630
Autodesk, Inc.*	18,300	706,380
Autonomy Corp. PLC (United Kingdom)*	23,816	652,477
BMC Software, Inc.*	8,400	459,480
Citrix Systems, Inc.*	5,547	443,760
Concur Technologies, Inc.*(a)	11,500	575,805
Microsoft Corp.	232,458	6,043,908
Nuance Communications, Inc.*(a)	32,300	693,481
Oracle Corp.	168,367	5,540,958
RealPage, Inc.*(a)	16,014	423,891
salesforce.com, Inc.*	7,300	1,087,554
SAP AG (Germany)	22,580	1,367,086
Taleo Corp. (Class A Stock)*	18,020	667,281
VeriFone Systems, Inc.*(a)	20,803	922,613

		21,256,304

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Storage
Safestore Holdings PLC (United Kingdom)	84,499	$187,152

Telecommunications — 2.5%
Advanced Info Service PCL (Thailand)	146,300	495,206
America Movil SAB de CV (Class L Stock), ADR (Mexico)	13,500	727,380
American Tower Corp. (Class A Stock)*	14,460	756,258
AT&T, Inc.	261,588	8,216,479
CenturyLink, Inc.	61,644	2,492,267
China Mobile Ltd. (Hong Kong)	60,000	558,587
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	40,400	1,395,820
Cisco Systems, Inc.	168,916	2,636,779
Corning, Inc.	19,260	349,569
JDS Uniphase Corp.*	37,900	631,414
Juniper Networks, Inc.*	92,345	2,908,868
KDDI Corp. (Japan)	143	1,028,876
Koninklijke KPN NV (Netherlands)	175,570	2,553,681
KT Corp. (South Korea)	1,570	59,862
Mobile Telesystems OJSC, ADR (Russia)	58,200	1,106,964
Motorola Mobility Holdings, Inc.*	23,237	512,143
Nippon Telegraph & Telephone Corp. (Japan)	21,500	1,036,984
QUALCOMM, Inc.	109,618	6,225,206
Singapore Telecommunications Ltd. (Singapore)	531,000	1,368,672
Sprint Nextel Corp.*	534,161	2,879,128
Telecom Argentina SA, ADR (Argentina)	27,400	714,044
Telecomunicacoes de Sao Paulo SA, ADR (Brazil)	43,090	1,279,773
Telefonaktiebolaget LM Ericsson (Class B Stock) (Sweden)	105,429	1,520,130
Telefonica SA (Spain)	55,506	1,357,103
Telephone & Data Systems, Inc. (Special Stock)	32,900	885,997
Turk Telekomunikasyon A/S (Turkey)	112,400	594,203
Verizon Communications, Inc.	129,866	4,834,911
Vodafone Group PLC (United Kingdom)	2,321,498	6,158,917
Vodafone Group PLC, ADR (United Kingdom)	38,400	1,026,048
ZTE Corp. (Class H Stock) (China)	19,080	69,401

		56,380,670

Toys
Nintendo Co. Ltd. (Japan)	2,200	413,134

Transportation — 0.7%
CSX Corp.	83,970	2,201,693
East Japan Railway Co. (Japan)	30,100	1,723,852
GATX Corp.	15,000	556,800
J.B. Hunt Transport Services, Inc.	17,210	810,419
Norfolk Southern Corp.	55,127	4,130,666
Old Dominion Freight Line, Inc.*	26,800	999,640
Teekay Corp. (Marshall Islands)	89,600	2,766,848

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Transportation (cont’d.)
U-Ming Marine Transport Corp. (Taiwan)	336,000	$720,916
Union Pacific Corp.	28,811	3,007,868

		16,918,702

Water — 0.1%
American Water Works Co., Inc.	19,950	587,528
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	26,000	771,345
Northumbrian Water Group PLC (United Kingdom)	124,501	830,446
Suez Environnement Co. (France)	41,488	827,558

		3,016,877

TOTAL COMMON STOCKS (cost $941,444,837)		1,019,689,490

EXCHANGE TRADED FUNDS
iPath S&P 500 VIX Short-Term Futures*	1,450	30,653
WisdomTree Dreyfus Chinese Yuan Fund(a)	7,900	200,818

TOTAL EXCHANGE TRADED FUNDS (cost $320,993)		231,471

PREFERRED STOCKS — 0.6%
Automobile Manufacturers — 0.2%
General Motors Co., Series B, 4.75%, CVT	14,000	682,360
Volkswagen AG (Germany)	21,142	4,364,343

		5,046,703

Banks — 0.1%
Ally Financial, Inc., 7.00%, 144A	311	292,301
Itau Unibanco Holding SA, ADR (Brazil)	97,500	2,296,125

		2,588,426

Beverages — 0.1%
Companhia de Bebidas das Americas, ADR (Brazil)	53,700	1,811,301

Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.125%	3,000	76,800

Financial – Bank & Trust
Wells Fargo & Co., Series L, 7.50%	286	303,160

Home Builders
M/I Homes, Inc., Series A, 9.75%	46,640	792,880

Metals & Mining — 0.2%
Vale SA, ADR (Brazil)	130,900	3,790,864

TOTAL PREFERRED STOCKS (cost $12,171,156)		14,410,134

RIGHTS*	Units	Value (Note 2)

Banks
China CITIC Bank Corp. Ltd., expiring 07/25/11 (Hong Kong) (cost $0)	311,400	$33,614

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.8%
AH Mortgage Advance Trust,
Series 2010-ADV1, Class A1, 144A
3.968%	08/15/22	AAA	(d)	$275	279,125
Series SART-1, Class A2, 144A
3.37%	05/10/43	AAA	(d)	1,833	1,840,515
Ally Auto Receivables Trust,
Series 2010-1, Class A3
1.45%	05/15/14	Aaa		510	513,626
Series 2010-3, Class A4
1.55%	08/17/15	Aaa		467	469,044
Series 2010-4, Class A4
1.35%	12/15/15	AAA	(d)	1,000	994,709
Series 2011-1, Class A3
1.38%	01/15/15	Aaa		355	357,218
AmeriCredit Automobile Receivables Trust,
Series 2011-3, Class A2
0.84%	11/10/14	Aaa		1,381	1,380,902
Bank of America Auto Trust,
Series 2010-2, Class A3
1.31%	07/15/14	Aaa		590	593,837
Centex Home Equity,
Series 2004-D, Class AF4
4.68%	06/25/32	A1		600	582,244
Chase Funding Mortgage Loan Asset Backed Certificates,
Series 2003-6, Class 1A4
4.499%	11/25/34	Baa2		391	389,211
Citifinancial Mortgage Securities, Inc.,
Series 2003-3, Class AF4
5.348%	08/25/33	Aa3		563	552,587
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC1, Class A2A
0.236%(c)	12/25/36	Caa1		79	64,743
CNH Equipment Trust,
Series 2010-A, Class A3
1.54%	07/15/14	Aaa		824	827,890
Series 2011-A, Class A3
1.20%	05/16/16	Aaa		500	501,201
Countrywide Asset-Backed Certificates,
Series 2005-12, Class 1A4
5.323%(c)	02/25/36	Ba1		250	242,874
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-CF2, Class 1A2, 144A
5.15%	01/25/43	Aaa		469	468,545
Equity One ABS, Inc.,
Series 2003-2, Class M1
5.05%(c)	09/25/33	Baa1		472	397,579

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

ASSET-BACKED SECURITIES (Continued)
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2005-FF9, Class A3
0.466%(c)	10/25/35	AAA(d)	$1,329	$1,261,086
Home Equity Asset Trust,
Series 2005-2, Class M2
0.666%(c)	07/25/35	Baa2	650	606,093
Honda Auto Receivables Owner Trust,
Series 2011-1, Class A4
1.80%	04/17/17	Aaa	845	856,328
HSBC Home Equity Loan Trust,
Series 2005-2, Class A1
0.456%(c)	01/20/35	Aaa	431	388,609
Series 2006-1, Class A1
0.346%(c)	01/20/36	Aaa	402	364,378
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.486%(c)	11/25/35	B3	89	65,790
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Class A3
1.42%	08/15/14	Aaa	550	554,496
Park Place Securities, Inc.,
Series 2005-WHQ3, Class M2
0.636%(c)	06/25/35	Baa1	200	147,736
Residential Asset Mortgage Products, Inc.,
Series 2005-EFC6, Class M1
0.596%(c)	11/25/35	B2	550	418,387
Series 2006-NC1, Class A2
0.376%(c)	01/25/36	B2	812	695,461
Residential Asset Securities Corp.,
Series 2005-KS9, Class A3
0.556%(c)	10/25/35	Aa2	700	668,329
Series 2006-KS1, Class A4
0.486%(c)	02/25/36	Caa2	500	347,408
Structured Asset Investment Loan Trust,
Series 2003-BC10, Class A4
1.186%(c)	10/25/33	AAA(d)	1,000	838,711
Structured Asset Securities Corp.,
Series 2002-AL1, Class A2
3.45%	02/25/32	Baa2	208	196,944
Toyota Auto Receivables Owner Trust,
Series 2011-A, Class A3
0.98%	10/15/14	Aaa	1,095	1,099,219

TOTAL ASSET-BACKED SECURITIES (cost $18,833,104)				18,964,825

BANK LOANS(c) — 0.3%
Avaya, Inc.
3.005%	10/24/14	B+(d)	165	158,729
4.755%	10/26/17	B+(d)	332	319,487
Boyd Gaming Corp.
3.686%	12/17/15	NR	488	470,525
Caesars Entertainment Operating Co., Inc.,
3.186%	01/28/15	B3	155	139,466

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

BANK LOANS(c) (Continued)
CapMark Financial Group, Inc.
5.25%	03/23/13	NR	$3,370		$1,916,688
CCM Merger, Inc.,
7.00%	03/01/17	B3	121		121,979
Chrysler Group LLC
6.00%	05/30/17	Ba2	205		200,195
Claire’s Stores, Inc.
2.996%	05/29/14	Caa2	665		609,416
3.023%	05/29/14	Caa2	139		127,727
5.00%	05/29/14	Caa2	—	(r)	38
Clear Channel Communications, Inc.
3.836%	01/29/16	Caa2	482		408,144
Electrical Components International, Inc.
1.40%	02/04/16	B2	4		3,522
6.75%	02/04/17	B2	56		56,071
Harrah’s Operating Co., Inc.
3.274%	01/28/15	B3	345		310,649
High Plains Broadcasting, Inc.
9.00%	09/14/16	Ba3	103		102,670
Hubbard Radio LLC
8.75%	04/11/18	B1	100		101,583
iStar Financial, Inc.
5.00%	06/28/13	B1	67		65,694
5.00%	06/30/13	B1	59		57,799
J. Crew Group, Inc.
4.75%	03/04/18	B1	25		23,850
4.75%	03/04/18	B1	75		71,550
4.75%	03/07/18	B1	—	(r)	239
Meg Energy Corp.
4.00%	03/18/18	Ba3	80		79,891
Milacron LLC
7.50%	04/20/17	B3	95		94,050
Newport Television LLC
9.00%	09/14/16	B3	376		375,617
Nortek, Inc.
5.25%	04/26/17	Ba3	99		98,931
5.25%	01/01/40	Ba3	—	(r)	285
6.25%	01/01/40	Ba3	—	(r)	285
Pilot Travel Centers LLC
4.25%	03/30/18	Ba2	110		110,199
Sourcehov LLC
10.50%	04/30/18	Caa2	125		118,985
Texas Competitive Electric Holdings Co. LLC
3.686%	10/10/14	B2	428		361,828
4.686%	01/01/40	B2	208		162,334
4.768%	10/10/17	B2	220		172,257
Tishman Speyer Office
8.00%	05/20/12	NR	40		39,950
Tl Acquisitions, Inc.
2.50%	07/03/14	B1	500		449,295
Vertis, Inc.
11.75%	12/21/15	NR	188		173,791

TOTAL BANK LOANS (cost $7,452,192)					7,503,719

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class AM
4.727%	07/10/43	A1	$765	$765,139
Series 2006-3, Class A4
5.889%(c)	07/10/44	A+(d)	610	670,753
Series 2006-5, Class A4
5.414%	09/10/47	Aaa	1,220	1,303,776
Series 2006-5, Class AM
5.448%	09/10/47	Aa3	490	489,745
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN, 144A
1.937%(c)	11/15/15	NR	176	162,872
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	195	209,283
Citigroup Commercial Mortgage Trust,
Series 2005-C3, Class AM
4.83%(c)	05/15/43	Aaa	420	421,767
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class AM
5.394%(c)	07/15/44	Aaa	800	810,542
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C3, Class AM
4.73%	07/15/37	Aa1	750	755,508
Credit Suisse Mortgage Capital Certificates,
Series 2006-C2, Class A3
5.85%(c)	03/15/39	Aaa	400	435,820
CW Capital Cobalt Ltd.,
Series 2006-C1, Class A4
5.223%	08/15/48	AA-(d)	580	614,503
GMAC Commercial Mortgage Securities, Inc.,
Series 2005-C1, Class AM
4.754%	05/10/43	AAA(d)	860	865,622
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-CB13, Class A4
5.457%(c)	01/12/43	Aaa	600	648,775
Series 2006-CB16, Class A4
5.552%	05/12/45	Aaa	1,145	1,246,925
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.067%(c)	06/15/38	Aaa	525	580,020
Series 2006-C6, Class A4
5.372%	09/15/39	Aaa	525	571,023
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AJ
5.506%(c)	01/12/44	Aa2	210	199,113
Series 2006-C1, Class A4
5.863%(c)	05/12/39	Aaa	600	663,326
Morgan Stanley Capital I,
Series 2004-HQ3, Class A4
4.80%	01/13/41	Aaa	370	388,758
Series 2007-HQ11, Class X, 144A, IO
0.408%(c)	02/12/44	Aaa	60,728	537,813
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4, Class A3
5.979%(c)	08/15/39	AAA(d)	725	792,733

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class AM
5.38%(c)	10/15/44	Aaa		$435	$456,444

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,241,771)					13,590,260

CONVERTIBLE BONDS — 0.3%
Building Materials
US Concrete, Inc.,
Sr. Sec’d. Notes, 144A
9.50%	08/31/15	NR		70	83,300

Insurance — 0.1%
QBE Funding Trust,
Notes (United Kingdom)
2.512%(t)	05/12/30	A(d)		500	313,000
Swiss Re America Holding Corp.,
Gtd. Notes
3.25%(c)	11/21/21	A3		920	919,841

					1,232,841

Media
Liberty Media LLC,
Sr. Unsec’d. Notes
3.125%	03/30/23	B1		1,000	1,193,750

Real Estate — 0.1%
Swiss Prime Site AG,
Notes (Switzerland)
1.875%	01/20/15	BBB-(d)	CHF	455	561,823
Wereldhave NV,
Notes (Netherlands)
4.375%	09/16/14	BBB-(d)	EUR	850	1,310,905

					1,872,728

Telecommunications — 0.1%
Portugal Telecom International Finance BV,
Sr. Unsec’d. Notes (Netherlands)
4.125%	08/28/14	Baa2	EUR	2,050	2,761,754

TOTAL CONVERTIBLE BONDS (cost $7,078,031)					7,144,373

CORPORATE BONDS — 15.2%
Advertising — 0.1%
Omnicom Group, Inc.,
Sr. Unsec’d. Notes(a)
4.45%	08/15/20	Baa1		670	664,627
Sitel LLC/Sitel Finance Corp.,
Sr. Unsec’d. Notes
11.50%	04/01/18	Caa2		1,000	915,000

					1,579,627

Aerospace & Defense
Alliant Techsystems, Inc.,
Gtd. Notes
6.75%	04/01/16	Ba3		250	255,000

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A
5.20%	08/15/15	Baa2	$170	$184,569

				439,569

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
4.75%	05/05/21	Baa1	1,875	1,873,716
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.50%	06/15/19	Baa2	230	280,398
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.65%	05/16/18	A2	1,715	1,928,818

				4,082,932

Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2001-01,
Pass-Through Certificates
6.977%	11/23/22	B2	317	270,670
7.377%	05/23/19	Caa2	299	256,876
American Airlines Pass-Through Trust, Series 2011-1, Class A,
Pass-Through Certificates
5.25%	07/31/22	Baa3	64	62,560
American Airlines, Inc.,
Sec’d. Notes
13.00%	08/01/16	B1	202	232,778
Continental Airlines 2003-ERJ1 Pass-Through Trust, Series RJ03,
Pass-Through Certificates
7.875%	01/02/20	Ba3	817	815,062
Continental Airlines Pass-Through Trust, Series 2007-1, Class A,
Pass-Through Certificates
5.983%	10/19/23	Baa1	180	185,097
Delta Air Lines, Inc., 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.95%	05/23/19	Baa2	123	122,902
Delta Air Lines, Inc., 2011-1 Pass-Through Trust,
Pass-Through Certificates
5.30%	04/15/19	Baa2	61	61,000
Delta Air Lines, Inc., Series 2007-1, Class A,
Pass-Through Certificates
6.821%	02/10/24	Baa1	667	693,849
Delta Air Lines, Inc., Series 2007-1, Class C,
Pass-Through Certificates
8.954%	08/10/14	Ba3	368	379,358
UAL 2009-2B Pass-Through Trust,
Pass-Through Certificates, 144A
12.00%	01/15/16	Ba2	366	401,123

				3,481,275

Auto Parts & Equipment
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
4.25%	03/01/21	Baa1	165	164,626
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.50%	04/15/16	B2	100	102,750

				267,376

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Automobile Manufacturers — 0.1%
Daimler Finance North America LLC,
Gtd. Notes
7.30%	01/15/12	A3	$300	$310,443
Gtd. Notes, 144A
1.95%	03/28/14	A3	1,950	1,966,082

				2,276,525

Banks — 0.6%
Ally Financial, Inc.,
Gtd. Notes
6.75%	12/01/14	B1	500	516,250
Australia & New Zealand Banking Group Ltd.,
Sr. Unsec’d. Notes, 144A (Australia)
3.25%	03/01/16	Aa2	120	121,465
4.875%	01/12/21	Aa2	160	162,029
BPCE SA,
Sr. Unsec’d. Notes, 144A (France)
2.375%	10/04/13	Aa3	1,600	1,601,101
Branch Banking & Trust Co.,
Sub. Notes
0.559%(c)	05/23/17	A2	522	490,249
Comerica, Inc.,
Sr. Unsec’d. Notes
3.00%	09/16/15	A2	60	60,477
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Sr. Unsec’d. Notes, 144A (Netherlands)
3.20%	03/11/15	Aaa	500	517,268
Deutsche Bank AG/London,
Sr. Unsec’d. Notes (Germany)
3.25%	01/11/16	Aa3	300	303,561
DnB NOR Boligkreditt,
Cov’d. Notes, 144A (Norway)
2.10%	10/14/16	Aaa	379	374,563
ING Bank NV, (Netherlands)
Sr. Notes, 144A
2.00%	10/18/13	Aa3	1,100	1,096,450
Sr. Unsec’d. Notes, 144A
4.00%	03/15/16	Aa3	695	703,366
Lloyds TSB Bank PLC,
Bank Gtd. Notes (United Kingdom)
6.375%	01/21/21	Aa3	765	796,407
Manufacturers & Traders Trust Co.,
Sub. Notes
1.746%(c)	04/01/13	A3	250	249,529
National Australia Bank Ltd.,
Sr. Unsec’d. Notes, 144A (Australia)
2.75%	09/28/15	Aa2	220	219,847
National Bank of Canada,
Cov’d. Notes, 144A (Canada)
1.65%	01/30/14	Aaa	250	253,548
Nordea Bank AB,
Sub. Notes, 144A (Sweden)
4.875%	05/13/21	Aa3	237	227,608
PNC Bank NA,
Sub. Notes
6.00%	12/07/17	A3	253	284,165
Royal Bank of Scotland PLC (The),
Bank Gtd. Notes (United Kingdom)
4.875%	03/16/15	Aa3	1,410	1,463,337

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Banks (cont’d.)
Stadshypotek AB,
Cov’d. Notes, 144A (Sweden)
1.45%	09/30/13	Aaa	$349	$351,276
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)
5.50%	11/18/14	A2	1,625	1,787,799
Svenska Handelsbanken AB,
Sr. Unsec’d. Notes, 144A (Sweden)
4.875%	06/10/14	Aa2	175	189,028
5.125%	03/30/20	Aa2	770	808,470

				12,577,793

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.125%	01/15/15	Baa1	2,600	2,796,204
5.375%	01/15/20(a)	Baa1	1,450	1,597,317
8.00%	11/15/39	Baa1	160	216,261
Constellation Brands, Inc.,
Gtd. Notes
7.25%	09/01/16	Ba2	150	163,875
Diageo Capital PLC,
Gtd. Notes (United Kingdom)
5.75%	10/23/17	A3	180	206,346
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.125%	11/01/20	Aa3	1,500	1,414,561

				6,394,564

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.45%	10/01/20	A3	300	286,054
5.65%	06/15/42	A3	445	445,720
5.75%	03/15/40	A3	400	409,115
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.50%	04/01/21	Baa1	1,005	1,006,665

				2,147,554

Building Materials
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A (Mexico)
5.246%(c)	09/30/15	B(d)	500	481,278

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29	Baa3	150	183,855
8.55%	05/15/19	Baa3	221	284,967
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
1.95%	01/15/16	A2	58	57,211
6.00%	07/15/18	A2	150	173,094
Huntsman International LLC,
Gtd. Notes(a)
5.50%	06/30/16	B1	250	245,938

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Ineos Finance PLC,
Sr. Sec’d. Notes, 144A (United Kingdom)
9.00%	05/15/15	B1	$250	$262,500
Lyondell Chemical Co.,
Sec’d. Notes
11.00%	05/01/18	Ba3	250	280,000
Potash Corp. of Saskatchewan, Inc.,
Sr. Unsec’d. Notes (Canada)
3.75%	09/30/15	Baa1	200	212,485
PPG Industries, Inc.,
Sr. Unsec’d. Notes
5.75%	03/15/13	Baa1	200	214,839
7.40%	08/15/19	Baa1	250	297,036
Praxair, Inc.,
Sr. Unsec’d. Notes
4.375%	03/31/14	A2	275	297,079
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.75%	10/01/96	Baa3	130	141,273

				2,650,277

Commercial Banks — 0.9%
Bank of America Corp.,
Sr. Unsec’d. Notes
4.50%	04/01/15	A2	3,590	3,753,345
5.625%	10/14/16	A2	320	342,483
5.625%	07/01/20(a)	A2	200	206,502
7.375%	05/15/14	A2	290	326,017
Sr. Unsec’d. Notes, MTN(a)
5.00%	05/13/21	A2	145	143,238
5.65%	05/01/18	A2	2,735	2,883,595
Bank of America NA,
Sub. Notes
6.10%	06/15/17	A1	600	642,542
Bank of Nova Scotia, (Canada)
Cov’d. Notes, 144A
1.65%	10/29/15	Aaa	166	163,057
Sr. Unsec’d. Notes
3.40%	01/22/15	Aa1	120	126,069
Barclays Bank PLC, (United Kingdom)
Cov’d. Notes, 144A
2.50%	09/21/15	Aaa	200	198,360
Sr. Unsec’d. Notes
3.90%	04/07/15	Aa3	340	352,769
5.125%	01/08/20	Aa3	300	304,481
5.20%	07/10/14(a)	Aa3	1,100	1,189,952
6.75%	05/22/19	Aa3	200	224,510
BB&T Corp.,
Sr. Unsec’d. Notes
2.05%	04/28/14	A2	1,750	1,769,525
Sr. Unsec’d. Notes, MTN
3.95%	04/29/16	A2	515	538,951
Sub. Notes
4.90%	06/30/17	A3	80	85,700

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
HSBC Bank PLC, (United Kingdom)
Sr. Notes, 144A
4.125%	08/12/20		Aa2	$167	$161,656
Sr. Unsec’d. Notes, 144A
3.10%	05/24/16		Aa2	1,491	1,481,143
4.75%	01/19/21		Aa2	300	300,496
HSBC Bank USA NA,
Sub. Notes
4.625%	04/01/14		A1	200	213,189
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.528%(c)	01/15/14	(a)	A3	2,150	2,114,858
5.00%	06/30/15		A3	350	376,545
Intesa Sanpaolo SpA,
Sr. Notes, 144A (Italy)(a)
3.625%	08/12/15		Aa3	1,000	974,219
KeyBank NA,
Sub. Notes
5.70%	11/01/17		Baa1	205	220,956
National City Corp.,
Sub. Notes
6.875%	05/15/19		Baa1	100	115,240
Toronto-Dominion Bank (The),
Cov’d. Notes, 144A (Canada)(a)
2.20%	07/29/15		Aaa	115	116,530
U.S. Bancorp,
Sr. Unsec’d. Notes
4.125%	05/24/21		Aa3	133	132,227
Westpac Banking Corp.,
Sr. Unsec’d. Notes (Australia)
4.20%	02/27/15		Aa2	1,100	1,164,007
4.875%	11/19/19		Aa2	200	208,031

					20,830,193

Commercial Services — 0.2%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.00%	02/01/19		B3	370	370,925
Catalent Pharma Solutions, Inc.,
Gtd. Notes, PIK
9.50%	04/15/15		Caa1	615	615,375
Ford Holdings LLC,
Gtd. Notes
9.30%	03/01/30		Ba3	800	988,049
Geo Group, Inc. (The),
Gtd. Notes
7.75%	10/15/17		B1	250	265,000
Iron Mountain, Inc.,
Gtd. Notes
8.75%	07/15/18		B1	500	519,375
R.R. Donnelley & Sons Co.,
Sr. Unsec’d. Notes
7.625%	06/15/20		Ba1	450	444,737
RSC Equipment Rental, Inc./RSC Holdings III LLC,
Sr. Unsec’d. Notes
9.50%	12/01/14		Caa1	893	915,325

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Service Corp. International,
Sr. Unsec’d. Notes
6.75%	04/01/15	Ba3	$500	$536,250
ServiceMaster Co. (The),
Gtd. Notes, PIK, 144A
10.75%	07/15/15	B3	250	263,750

				4,918,786

Computers — 0.2%
Dell, Inc.,
Sr. Unsec’d. Notes
3.10%	04/01/16	A2	183	186,908
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.75%	12/01/20	A2	700	680,596
4.30%	06/01/21	A2	893	901,731
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	Aa3	820	1,042,903
8.00%	10/15/38	Aa3	150	202,136
Stratus Technologies Bermuda Ltd./Stratus Technologies, Inc.,
Sr. Sec’d. Notes (Bermuda)
12.00%	03/29/15	B2	400	394,000
SunGard Data Systems, Inc.,
Gtd. Notes
10.25%	08/15/15	Caa1	500	517,500

				3,925,774

Consumer Products
SoftBrands, Inc.,
Sr. Notes, 144A
11.50%	07/15/18	Caa1	20	18,429

Containers & Packaging
Berry Plastics Corp.,
Sec’d. Notes
9.50%	05/15/18	Caa1	112	111,160
9.75%	01/15/21	Caa1	125	120,938
CB Smurfit Stone Escrow, Notes(i)
Zero	06/30/30	NR	300	7,500
Graham Packaging Co. LP/GPC Capital Corp. I,
Gtd. Notes
9.875%	10/15/14	Caa1	500	513,125

				752,723

Distribution/Wholesale
Intcomex, Inc.,
Sec’d. Notes
13.25%	12/15/14	B3	500	511,250
McJunkin Red Man Corp.,
Sr. Sec’d. Notes, 144A
9.50%	12/15/16	B3	350	356,125

				867,375

Diversified Financial Services — 2.6%
American Express Co.,
Sr. Unsec’d. Notes
7.00%	03/19/18	A3	320	376,588

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
American Express Credit Corp.,
Sr. Unsec’d. Notes
5.125%	08/25/14	A2	$200	$218,264
7.30%	08/20/13	A2	2,000	2,225,978
Sr. Unsec’d. Notes, MTN
5.875%	05/02/13	A2	200	215,308
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.10%	01/15/15	Aa2	50	52,094
5.45%	05/15/19	Aa2	300	332,740
BlackRock, Inc.,
Sr. Unsec’d. Notes
6.25%	09/15/17	A1	240	277,640
Blackstone Holdings Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
5.875%	03/15/21	A(d)	270	270,327
Caisse Centrale Desjardins du Quebec,
Cov’d. Notes, 144A (Canada)
2.55%	03/24/16	Aaa	291	293,001
Capital One Bank USA NA,
Sub. Notes
6.50%	06/13/13	Baa1	3,200	3,490,317
8.80%	07/15/19(a)	Baa1	650	797,707
Caterpillar Financial Services Corp.,
Notes
2.00%	04/05/13	A2	550	561,958
CKE Holdings, Inc.,
Sr. Notes, PIK, 144A
10.50%	03/14/16	Caa1	30	28,875
CME Group, Inc.,
Sr. Unsec’d. Notes
5.75%	02/15/14	Aa3	78	86,638
CNG Holdings, Inc.,
Sr. Sub. Notes, 144A
13.75%	08/15/15	Aa3	100	109,500
Community Choice Financial, Inc.,
Sr. Sec’d. Notes, 144A
10.75%	05/01/19	B3	135	137,025
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.25%	01/10/14	Baa1	231	233,304
Sr. Notes, 144A
4.50%	08/16/21	Baa1	105	104,365
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.00%	05/15/18	Ba2	250	249,145
FUEL Trust,
Sec’d. Notes, 144A
3.984%	12/15/22	Baa2	353	350,132
4.207%	10/15/22	Baa2	327	328,247
General Electric Capital Corp.,
Notes, MTN
5.625%	09/15/17	Aa2	1,200	1,324,828
Sr. Unsec’d. Notes
2.25%	11/09/15	Aa2	375	368,623
4.625%	01/07/21(a)	Aa2	750	754,414
5.50%	01/08/20	Aa2	1,850	1,981,161
5.90%	05/13/14	Aa2	1,000	1,110,909

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Sr. Unsec’d. Notes, MTN
4.375%	09/16/20	Aa2	$1,455	$1,438,324
5.875%	01/14/38	Aa2	1,250	1,264,460
6.00%	08/07/19	Aa2	1,850	2,048,431
Goldman Sachs Group, Inc. (The),
Sr. Notes
3.70%	08/01/15	A1	2,335	2,377,656
6.25%	02/01/41(a)	A1	1,020	1,028,334
Sr. Unsec’d. Notes
5.375%	03/15/20	A1	180	185,876
5.95%	01/18/18	A1	1,340	1,444,350
7.50%	02/15/19(a)	A1	1,960	2,280,544
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
5.74%(c)	12/21/65	B3	200	163,238
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A(a)
6.25%(c)	12/21/65	B3	350	297,500
Inter-American Development Bank,
Sr. Unsec’d. Notes
2.375%	08/15/17	Aaa	6,000	5,980,500
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes
1.125%	08/25/14	Aaa	5,500	5,530,426
International Lease Finance Corp.,(a)
Sr. Unsec’d. Notes
8.25%	12/15/20	B1	175	189,000
8.625%	09/15/15	B1	250	270,937
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
3.875%	11/09/15	Baa2	185	188,004
8.50%	07/15/19	Baa2	580	685,958
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A (Australia)
6.25%	01/14/21	A2	282	281,834
7.30%	08/01/14	A2	315	352,560
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.30%	09/28/15	Aa2	100	99,732
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
6.40%	08/28/17	A2	1,555	1,697,407
Sr. Unsec’d. Notes, MTN
5.00%	01/15/15	A2	700	741,006
Morgan Stanley,
Sr. Unsec’d. Notes
3.45%	11/02/15	A2	600	594,344
4.00%	07/24/15	A2	650	661,499
5.75%	01/25/21	A2	1,000	1,011,829
6.00%	05/13/14	A2	3,950	4,302,024
7.30%	05/13/19	A2	750	850,519
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19	A2	1,050	1,077,456
6.625%	04/01/18(a)	A2	1,385	1,525,706
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18	A1	110	152,342

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Nomura Holdings, Inc., (Japan)
Sr. Unsec’d. Notes
5.00%	03/04/15	Baa2	$400	$421,740
6.70%	03/04/20	Baa2	120	131,119
Sr. Unsec’d. Notes, MTN
4.125%	01/19/16	Baa2	250	253,176
PNC Funding Corp.,
Bank Gtd. Notes
5.125%	02/08/20	A3	300	321,210
6.70%	06/10/19	A3	160	188,525
RCI Banque SA,
Sr. Unsec’d. Notes, 144A (France)
4.60%	04/12/16	Baa2	480	490,331
Springleaf Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.90%	12/15/17	B3	450	412,875
SquareTwo Financial Corp.,
Sec’d. Notes
11.625%	04/01/17	B2	800	836,000

				58,055,860

Diversified Machinery
Case New Holland, Inc.,
Sr. Notes, 144A
7.875%	12/01/17	Ba3	75	82,500

Diversified Manufacturing — 0.2%
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18	B1	250	262,500
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
6.00%	11/27/17	A2	190	218,965
Colt Defense LLC/Colt Finance Corp.,
Sr. Unsec’d. Notes
8.75%	11/15/17	Caa1	650	559,813
Danaher Corp.,
Sr. Notes
3.90%	06/23/21	A2	139	138,453
FGI Holding Co., Inc.,
Gtd. Notes, PIK
11.25%	10/01/15	B3	529	531,286
General Electric Co.,
Sr. Unsec’d. Notes
5.25%	12/06/17	Aa2	970	1,074,589
Harland Clarke Holdings Corp.,
Gtd. Notes
6.00%(c)	05/15/15	Caa1	232	193,720
9.50%	05/15/15	Caa1	163	148,941
J.B. Poindexter & Co., Inc.,
Gtd. Notes
8.75%	03/15/14	Caa1	650	654,875
RBS Global, Inc./Rexnord LLC,
Gtd. Notes
8.50%	05/01/18	Caa1	250	264,063

				4,047,205

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Electric — 0.9%
AES Eastern Energy LP,
Pass-Through Certificates
9.67%	01/02/29		B3	$400	$284,000
Alabama Power Co.,
Sr. Unsec’d. Notes
5.875%	12/01/22		A2	160	179,326
6.125%	05/15/38		A2	30	33,434
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.60%	03/30/21		Baa2	150	151,069
Cleveland Electric Illuminating Co. (The),
First Mortgage
8.875%	11/15/18		Baa1	120	153,799
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.85%	04/01/18		A3	1,775	2,036,126
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.45%	03/15/21	(a)	Baa2	550	560,469
5.20%	08/15/19		Baa2	1,700	1,851,305
6.00%	11/30/17		Baa2	250	288,383
Duke Energy Carolinas LLC,
First Mortgage
3.90%	06/15/21		A1	200	199,866
First Ref. Mortgage
7.00%	11/15/18		A1	100	122,106
Sr. Unsec’d. Notes
6.45%	10/15/32		A3	500	565,946
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.05%	09/15/19		Baa2	650	699,212
Duke Energy Indiana, Inc.,
First Mortgage
3.75%	07/15/20		A2	90	89,264
Dynegy Holdings, Inc.,
Gtd. Notes
7.625%	10/15/26		Caa3	24	16,200
Sr. Unsec’d. Notes(a)
7.75%	06/01/19		Caa3	676	491,790
Edison Mission Energy,
Sr. Unsec’d. Notes
7.00%	05/15/17	(a)	B3	750	607,500
7.20%	05/15/19		B3	250	198,750
Enel Finance International NV,
Gtd. Notes, 144A (Luxembourg)
5.125%	10/07/19		A2	250	252,780
Entergy Arkansas, Inc.,
First Mortgage
3.75%	02/15/21		A3	1,035	982,087
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.00%	10/01/20		A3	270	254,831
FirstEnergy Corp.,
Sr. Unsec’d. Notes(a)
7.375%	11/15/31		Baa3	490	557,930

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Electric (cont’d.)
Georgia Power Co.,
Sr. Unsec’d. Notes
3.00%	04/15/16	(a)	A3	$1,030	$1,054,568
5.65%	03/01/37		A3	495	514,212
Great Plains Energy, Inc.,
Notes
4.85%	06/01/21		Baa3	22	22,071
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
7.00%	03/15/19		Baa2	170	202,748
KCP&L Greater Missouri Operations Co.,
Sr. Unsec’d. Notes
11.875%	07/01/12		Baa3	250	275,438
LG&E and KU Energy LLC,
Notes, 144A
2.125%	11/15/15		Baa2	1,185	1,156,333
Midamerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.50%	09/15/37		Baa1	355	400,229
Nevada Power Co.,
Gen. Ref. Mortgage
5.375%	09/15/40		Baa2	420	414,239
6.50%	08/01/18		Baa2	130	152,033
NiSource Finance Corp.,
Gtd. Notes
5.95%	06/15/41		Baa3	480	470,182
Oglethorpe Power Corp.,
First Mortgage
5.375%	11/01/40		Baa1	375	361,891
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
5.25%	09/30/40		Baa1	645	617,204
6.375%	01/15/15		Baa1	100	113,768
6.80%	09/01/18		Baa1	85	99,338
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
8.25%	10/15/18		A3	130	166,858
PPL WEM Holdings PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)
5.375%	05/01/21		Baa3	695	719,983
Progress Energy, Inc.,
Sr. Unsec’d. Notes
4.40%	01/15/21		Baa2	93	94,024
7.75%	03/01/31		Baa2	150	187,725
PSEG Power LLC,
Gtd. Notes
5.32%	09/15/16		Baa1	350	385,797
Public Service Co. of Colorado,
First Mortgage
3.20%	11/15/20		A2	36	34,316
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.15%	12/01/19		Baa1	135	143,426
Public Service Electric & Gas Co.,
First Mortgage
2.70%	05/01/15		A2	155	158,296

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Electric (cont’d.)
Southern California Edison Co.,
First Mortgage
5.50%	03/15/40		A1	$80	$83,318
Sr. Unsec’d. Notes
6.65%	04/01/29		A3	150	171,788
Southwestern Public Service Co.,
Sr. Unsec’d. Notes
8.75%	12/01/18		Baa1	230	294,998
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.70%	05/15/20		Baa1	1,300	1,351,704

					20,222,660

Electronic Components & Equipment
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
6.00%	04/01/20		Baa3	100	106,941
6.875%	07/01/13		Baa3	200	217,897
7.50%	01/15/27		Baa3	150	160,431

					485,269

Electronics
Koninklijke Philips Electronics NV,
Sr. Unsec’d. Notes (Netherlands)
7.20%	06/01/26		A3	205	244,583

Entertainment — 0.2%
Chukchansi Economic Development Authority,
Sr. Unsec’d. Notes, 144A
8.00%	11/15/13		B3	775	631,625
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.50%	07/01/19		B3	250	248,750
Isle of Capri Casinos, Inc.,
Gtd. Notes
7.00%	03/01/14		Caa1	750	743,437
Peninsula Gaming LLC/Peninsula Gaming Corp.,
Gtd. Notes
10.75%	08/15/17		Caa1	750	819,375
Shingle Springs Tribal Gaming Authority,
Sr. Notes, 144A
9.375%	06/15/15		Caa2	750	517,500
Universal City Development Partners Ltd./UCDP Finance, Inc.,
Gtd. Notes
10.875%	11/15/16		B3	500	595,000
WMG Acquisition Corp.,
Gtd. Notes
7.375%	04/15/14		B1	170	172,550
Yonkers Racing Corp.,
Sec’d. Notes, 144A
11.375%	07/15/16		B1	40	43,400

					3,771,637

Environmental Control
Waste Management, Inc.,
Gtd. Notes
4.60%	03/01/21		Baa3	74	75,506
4.75%	06/30/20	(a)	Baa3	100	103,784

					179,290

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Financial – Bank & Trust — 1.4%
BNP Paribas, (France)
Bank Gtd. Notes
3.25%	03/11/15	Aa2	$1,300	$1,322,710
Bank Gtd. Notes, MTN
3.60%	02/23/16	Aa2	325	328,630
CIT Group, Inc.,
Sec’d. Notes
7.00%	05/01/14	B2	279	282,321
7.00%	05/01/16	B2	250	249,063
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.953%	06/15/16(a)	A3	738	755,497
4.587%	12/15/15	A3	86	90,438
4.75%	05/19/15	A3	630	666,264
5.375%	08/09/20(a)	A3	2,036	2,124,694
5.50%	10/15/14	A3	2,500	2,718,707
6.00%	08/15/17	A3	1,115	1,221,021
6.125%	11/21/17	A3	1,200	1,325,345
6.50%	08/19/13	A3	1,850	2,011,982
Unsec’d. Notes
8.50%	05/22/19	A3	580	719,000
Countrywide Financial Corp.,
Sub. Notes
6.25%	05/15/16	A3	200	210,765
Credit Suisse, (Switzerland)
Sr. Unsec’d. Notes
5.30%	08/13/19	Aa1	505	537,515
Sub. Notes
6.00%	02/15/18	Aa2	2,200	2,373,939
Credit Suisse AG,
Sub. Notes (Switzerland)
5.40%	01/14/20	Aa2	100	101,238
Credit Suisse USA, Inc.,
Bank Gtd. Notes
5.375%	03/02/16	Aa1	240	266,602
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.25%	05/01/13	Baa1	1,000	1,082,671
HSBC Holdings PLC,
Sr. Unsec’d. Notes (United Kingdom)(a)
5.10%	04/05/21	Aa2	1,441	1,476,714
Societe Generale SA,
Sr. Unsec’d. Notes, 144A (France)(a)
5.20%	04/15/21	Aa2	560	549,952
UBS AG,
Sr. Unsec’d. Notes (Switzerland)
2.25%	08/12/13	Aa3	1,500	1,525,816
3.875%	01/15/15	Aa3	250	260,952
5.75%	04/25/18	Aa3	265	287,307
Wachovia Bank NA,
Sub. Notes
5.00%	08/15/15	Aa3	600	643,105
6.00%	11/15/17	Aa3	600	669,327
Sub. Notes, MTN
5.60%	03/15/16	Aa3	1,800	1,948,617
Wachovia Corp.,
Sr. Unsec’d. Notes
5.75%	02/01/18	A1	1,400	1,548,102

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Financial – Bank & Trust (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes(a)
3.676%	06/15/16	A1	$4,035	$4,145,313

				31,443,607

Food — 0.2%
Chiquita Brands International, Inc.,
Sr. Unsec’d. Notes
8.875%	12/01/15	Caa1	500	515,000
Delhaize Group SA,
Gtd. Notes (Belgium)
5.70%	10/01/40	Baa3	610	567,522
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20(a)	Baa2	2,340	2,558,083
6.125%	02/01/18	Baa2	1,150	1,323,000
6.50%	08/11/17	Baa2	150	176,336
7.00%	08/11/37	Baa2	150	174,741
SUPERVALU, Inc.,
Sr. Unsec’d. Notes(a)
8.00%	05/01/16	B2	250	255,000

				5,569,682

Food & Staples Retailing
Kroger Co. (The),
Gtd. Notes
5.40%	07/15/40	Baa2	23	22,102
6.80%	12/15/18	Baa2	55	65,379

				87,481

Forest Products & Paper — 0.1%
AbitibiBowater, Inc.,
Sr. Sec’d. Notes, 144A
10.25%	10/15/18	B1	119	128,817
Appleton Papers, Inc.,
Sr. Sec’d. Notes, 144A
10.50%	06/15/15	B1	410	427,425
NewPage Corp.,
Sr. Sec’d. Notes(a)
11.375%	12/31/14	B2	700	652,750

				1,208,992

Gas
AGL Capital Corp.,
Gtd. Notes
5.875%	03/15/41	Baa1	91	94,607
Atmos Energy Corp.,
Sr. Unsec’d. Notes
4.95%	10/15/14	Baa1	120	131,204
Sempra Energy,
Sr. Unsec’d. Notes
6.00%	10/15/39	Baa1	150	158,033
9.80%	02/15/19	Baa1	220	295,110

				678,954

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Healthcare Products — 0.1%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.25%	11/12/20	A2	$600	$571,119
Biomet, Inc.,
Gtd. Notes, PIK
10.375%	10/15/17	B3	500	551,250
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
10.875%	11/15/14	B3	250	266,250

				1,388,619

Healthcare Services — 0.3%
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)
8.875%	07/15/15	B3	317	326,510
CIGNA Corp.,
Sr. Unsec’d. Notes
4.375%	12/15/20	Baa2	1,000	999,746
Coventry Health Care, Inc.,
Notes
5.45%	06/15/21	Ba1	585	598,577
HCA, Inc.,
Sec’d. Notes, PIK(a)
9.625%	11/15/16	B2	500	531,875
Health Management Associates, Inc.,
Sr. Sec’d. Notes
6.125%	04/15/16	BB-(d)	250	259,375
Multiplan, Inc.,
Gtd. Notes, 144A(a)
9.875%	09/01/18	Caa1	240	255,000
OnCure Holdings, Inc.,
Sec’d. Notes
11.75%	05/15/17	B3	85	87,763
Radiation Therapy Services, Inc.,
Gtd. Notes
9.875%	04/15/17	B3	90	89,888
Roche Holdings, Inc.,
Gtd. Notes, 144A
7.00%	03/01/39	A2	650	788,837
Select Medical Corp.,
Gtd. Notes
7.625%	02/01/15	Caa1	265	262,350
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
9.25%	02/01/15	Caa1	250	273,437
United Surgical Partners International, Inc.,
Gtd. Notes, PIK
9.25%	05/01/17	Caa1	250	261,250
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
5.70%	10/15/40	Baa1	1,100	1,088,146
WellPoint, Inc.,
Sr. Unsec’d. Notes(a)
5.80%	08/15/40	Baa1	870	883,598

				6,706,352

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Holding Companies – Diversified — 0.1%
Hutchison Whampoa International 03/13 Ltd.,
Gtd. Notes, 144A (Cayman Islands)
6.50%	02/13/13	A3	$1,000	$1,077,295
Hutchison Whampoa International 10 Ltd.,
Gtd. Notes, 144A (Cayman Islands)
6.00%(c)	12/29/49	Baa2	650	665,528

				1,742,823

Home Builders
Beazer Homes USA, Inc.,
Gtd. Notes
6.875%	07/15/15	Caa2	50	44,375
K Hovnanian Enterprises, Inc.,
Sr. Sec’d. Notes(a)
10.625%	10/15/16	B1	400	399,000
Lennar Corp.,
Gtd. Notes
12.25%	06/01/17	B3	125	152,813

				596,188

Home Furnishings
Sealy Mattress Co.,
Gtd. Notes(a)
8.25%	06/15/14	Caa1	500	501,250
Simmons Bedding Co.,
Gtd. Notes, 144A
11.25%	07/15/15	B2	250	262,500

				763,750

Household Products/Wares — 0.1%
ACCO Brands Corp.,
Sr. Sec’d. Notes
10.625%	03/15/15	B1	500	558,125
American Standard Americas,
Sr. Sec’d. Notes, 144A
10.75%	01/15/16	B3	260	249,925
Jarden Corp.,
Gtd. Notes
7.50%	05/01/17	B2	500	519,375
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
4.70%	08/15/20	Baa3	73	73,502
Spectrum Brands Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.50%	06/15/18	B1	250	273,750

				1,674,677

Insurance — 0.6%
ACE INA Holdings, Inc.,
Gtd. Notes
5.60%	05/15/15	A3	170	189,018
Aflac, Inc.,
Sr. Unsec’d. Notes
8.50%	05/15/19	A2	110	134,530
Allstate Corp. (The),
Sr. Unsec’d. Notes
7.45%	05/16/19	A3	150	178,489

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Insurance (cont’d.)
Allstate Life Global Funding Trusts,
Sr. Sec’d. Notes, MTN
5.375%	04/30/13	A1	$150	$161,656
American International Group, Inc.,
Sr. Unsec’d. Notes(a)
6.40%	12/15/20	Baa1	2,480	2,669,435
Aon Corp.,
Sr. Unsec’d. Notes
3.125%	05/27/16	Baa2	125	124,593
3.50%	09/30/15	Baa2	34	34,947
6.25%	09/30/40	Baa2	33	34,365
ASIF Global Financing XIX,
Sr. Sec’d. Notes, 144A
4.90%	01/17/13	A2	186	193,440
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.45%	12/15/15	Aa2	133	134,657
5.40%	05/15/18	Aa2	700	776,476
Catlin Insurance Co. Ltd.
Jr. Sub. Notes, 144A (Bermuda)
7.249%(c)	07/29/49	BBB+(d)	375	357,188
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.75%	08/15/21	Baa3	400	413,036
5.85%	12/15/14	Baa3	100	108,331
5.875%	08/15/20	Baa3	125	129,967
Genworth Financial, Inc.,
Sr. Unsec’d. Notes
7.70%	06/15/20	Baa3	100	104,197
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.625%	03/30/40	Baa3	923	941,564
Jackson National Life Global Funding,
Sr. Sec’d. Notes, 144A
5.375%	05/08/13	A1	190	203,411
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
10.75%(c)	06/15/88	Baa3	630	836,325
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.85%	06/24/21	Baa2	30	29,631
MetLife Institutional Funding II,
Sec’d. Notes, 144A
1.146%(c)	04/04/14	Aa3	153	153,331
MetLife, Inc.,
Sr. Unsec’d. Notes
4.75%	02/08/21	A3	1,320	1,345,628
6.75%	06/01/16	A3	420	488,861
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
3.65%	06/14/18	Aa3	120	117,069
Sr. Sec’d. Notes, 144A
2.00%	01/10/14	Aa3	200	201,085
2.50%	01/11/13	Aa3	300	305,431
5.125%	06/10/14	Aa3	1,600	1,748,096

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Insurance (cont’d.)
Nationwide Financial Services,
Sr. Unsec’d. Notes, 144A
5.375%	03/25/21	Baa1	$715	$718,174
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39	A3	220	272,952
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
3.00%	05/04/15	Aaa	200	206,847
Pacific Life Global Funding,
Sr. Notes, 144A
5.00%	05/15/17	A1	200	209,726
Principal Life Income Funding Trusts,
Sr. Sec’d. Notes, MTN
5.30%	12/14/12	Aa3	160	169,696
Travelers Property Casualty Corp.,
Gtd. Notes
7.75%	04/15/26	A2	190	238,938
USI Holdings Corp.,
Gtd. Notes, 144A
4.136%(c)	11/15/14	B3	250	232,500

				14,163,590

Internet Software & ServiceseBay, Inc.,
Sr. Unsec’d. Notes
3.25%	10/15/20	A2	285	265,867

Leisure Time
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes
9.75%	12/01/16	B2	250	275,625

Lodging — 0.1%
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes(a)
11.25%	06/01/17	B3	250	275,937
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec’d. Notes, PIK, 144A(a)
10.75%	01/15/17	Caa2	350	379,750
Mandalay Resort Group,
Gtd. Notes
7.625%	07/15/13	Caa3	150	148,500
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
9.875%	08/15/18	B2	250	259,375
MGM Resorts International,
Gtd. Notes
7.50%	06/01/16	Caa1	250	237,500
Gtd. Notes, 144A(a)
10.00%	11/01/16	Caa1	250	265,000
Sr. Unsec’d. Notes(a)
11.375%	03/01/18	Caa1	500	561,250
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sec’d. Notes, 144A
8.625%	04/15/16	B3	15	15,450

				2,142,762

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
5.20%	05/27/41	A2	$1,170	$1,170,110

Media — 0.8%
CBS Corp.,
Gtd. Notes
5.75%	04/15/20	Baa3	34	36,850
7.875%	07/30/30	Baa3	80	95,475
8.875%	05/15/19	Baa3	50	63,738
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/17	B3	250	260,000
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes(a)
9.25%	12/15/17	B2	500	545,000
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	Baa1	160	222,583
Comcast Cable Communications LLC,
Gtd. Notes
8.875%	05/01/17	Baa1	200	255,086
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22	Baa1	315	435,689
Comcast Corp.,
Gtd. Notes
6.30%	11/15/17	Baa1	1,150	1,332,997
6.40%	03/01/40(a)	Baa1	1,010	1,080,926
6.45%	03/15/37	Baa1	275	294,128
COX Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27	Baa3	125	143,150
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.00%	03/01/21	Baa2	1,771	1,834,292
6.00%	08/15/40	Baa2	200	202,779
Discovery Communications LLC,
Gtd. Notes
4.375%	06/15/21	Baa2	159	157,444
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19	Ba3	500	539,375
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	Baa2	850	994,689
NBCUniversal Media LLC,
Sr. Unsec’d. Notes, 144A
2.10%	04/01/14	Baa2	1,000	1,013,265
3.65%	04/30/15	Baa2	1,500	1,574,870
5.95%	04/01/41	Baa2	90	91,520
News America, Inc.,
Gtd. Notes
6.65%	11/15/37	Baa1	1,065	1,141,359
7.25%	05/18/18	Baa1	300	356,275
7.43%	10/01/26	Baa1	100	116,241
7.625%	11/30/28	Baa1	100	118,854
7.70%	10/30/25	Baa1	100	122,247

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Media (cont’d.)
Quebecor Media, Inc.,
Sr. Unsec’d. Notes (Canada)
7.75%	03/15/16	B1	$500	$516,330
Sirius XM Radio, Inc.,
Gtd. Notes, 144A(a)
8.75%	04/01/15	B2	750	826,875
TCI Communications, Inc.,
Sr. Unsec’d. Notes
8.75%	08/01/15	Baa1	150	184,116
Time Warner Cable, Inc.,
Gtd. Notes
5.875%	11/15/40	Baa2	450	444,134
6.75%	06/15/39	Baa2	750	820,436
8.25%	04/01/19	Baa2	300	374,160
8.75%	02/14/19	Baa2	300	382,263
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	07/15/33	Baa2	257	328,474
Time Warner, Inc.,
Gtd. Notes
4.75%	03/29/21	Baa2	210	213,623
6.20%	03/15/40	Baa2	700	717,134
6.25%	03/29/41	Baa2	264	274,237
7.625%	04/15/31	Baa2	300	359,933

				18,470,547

Metals & Mining — 0.4%
Anglo American Capital PLC,
Gtd. Notes, 144A (United Kingdom)
9.375%	04/08/14	Baa1	900	1,075,965
AngloGold Ashanti Holdings PLC,
Gtd. Notes (United Kingdom)
5.375%	04/15/20	Baa3	125	123,077
ArcelorMittal,
Sr. Unsec’d. Notes (Luxembourg)
6.75%	03/01/41	Baa3	740	733,457
Arch Coal, Inc.,
Gtd. Notes
8.75%	08/01/16	B1	250	271,250
Barrick Gold Corp.,
Sr. Unsec’d. Notes, 144A (Canada)
2.90%	05/30/16	Baa1	970	969,237
Barrick North America Finance LLC,
Gtd. Notes, 144A(a)
5.70%	05/30/41	Baa1	325	315,500
BHP Billiton Finance USA Ltd.,
Gtd. Notes (Australia)
5.50%	04/01/14	A1	70	77,895
Noranda Aluminum Acquisition Corp.,
Gtd. Notes, PIK
4.417%(c)	05/15/15	B2	87	82,851
Rio Tinto Finance USA Ltd.,
Gtd. Notes (Australia)
2.50%	05/20/16(a)	A3	1,250	1,252,436
3.50%	11/02/20(a)	A3	58	55,506
4.125%	05/20/21	A3	150	148,996
8.95%	05/01/14	A3	185	222,161

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Teck Resources Ltd.,
Gtd. Notes (Canada)
6.25%	07/15/41		Baa2	$660	$666,344
Vale Overseas Ltd.,
Gtd. Notes (Cayman Islands)
4.625%	09/15/20	(a)	Baa2	550	546,996
6.875%	11/21/36		Baa2	1,000	1,085,786
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A (Canada)
5.80%	11/15/16		Baa2	1,150	1,287,875

					8,915,332

Multi-National — 0.1%
European Investment Bank,
Sr. Unsec’d. Notes (Luxembourg)
6.00%	08/14/13		Aaa AUD	1,732	1,888,219

Office Equipment — 0.1%
Pitney Bowes, Inc.,
Sr. Unsec’d. Notes
6.25%	03/15/19		A2	55	60,338
Sr. Unsec’d. Notes, MTN
4.875%	08/15/14		A2	195	209,689
Xerox Corp.,
Sr. Unsec’d. Notes
1.081%(c)	05/16/14		BBB-(d)	450	452,169
4.50%	05/15/21		Baa2	906	896,155
6.75%	02/01/17		Baa2	200	233,541

					1,851,892

Oil & Gas — 0.9%
Alberta Energy Co. Ltd.,
Sr. Unsec’d. Notes (Canada)
7.375%	11/01/31		Baa2	350	402,922
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.95%	09/15/16		Ba1	1,125	1,266,285
6.375%	09/15/17		Ba1	915	1,048,896
8.70%	03/15/19		Ba1	350	446,008
Apache Corp.,
Sr. Unsec’d. Notes
5.25%	02/01/42		A3	800	788,084
6.90%	09/15/18		A3	150	181,884
BP Capital Markets PLC,
Gtd. Notes (United Kingdom)
3.875%	03/10/15		A2	320	337,009
4.742%	03/11/21		A2	100	103,160
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes (Canada)
4.90%	12/01/14		Baa1	1,145	1,262,826
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes (Canada)
4.50%	09/15/14		Baa2	1,350	1,465,162
Citgo Petroleum Corp.,
Sr. Sec’d. Notes, 144A
11.50%	07/01/17		Ba2	80	92,800

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
ConocoPhillips,
Gtd. Notes
6.50%	02/01/39	A1	$1,190	$1,390,089
Sr. Unsec’d. Notes
6.65%	07/15/18	A1	250	299,418
Devon Energy Corp.,
Sr. Unsec’d. Notes
6.30%	01/15/19	Baa1	160	188,162
Encana Corp.,
Sr. Unsec’d. Notes (Canada)
6.50%	02/01/38	Baa2	250	267,565
6.625%	08/15/37	Baa2	458	492,371
ENI SpA,
Sr. Unsec’d. Notes, 144A (Italy)
5.70%	10/01/40	Aa3	250	233,226
Ensco PLC,
Sr. Unsec’d. Notes (United Kingdom)
4.70%	03/15/21	Baa1	1,035	1,045,539
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.10%	02/01/21	A3	200	197,533
Petro-Canada,
Sr. Unsec’d. Notes (Canada)
6.05%	05/15/18	Baa2	186	210,593
7.875%	06/15/26	Baa2	130	159,532
Pioneer Drilling Co.,
Gtd. Notes
9.875%	03/15/18	B3	500	535,000
Shell International Finance BV,
Gtd. Notes (Netherlands)
4.375%	03/25/20	Aa1	2,025	2,127,829
6.375%	12/15/38	Aa1	350	405,821
Suncor Energy, Inc.,
Sr. Unsec’d. Notes (Canada)
6.10%	06/01/18	Baa2	2,500	2,843,215
Talisman Energy, Inc.,
Sr. Unsec’d. Notes (Canada)
7.75%	06/01/19	Baa2	145	176,709
Tosco Corp.,
Sr. Unsec’d. Notes
8.125%	02/15/30	A1	150	195,994
Total Capital SA,
Gtd. Notes (France)
4.125%	01/28/21	Aa1	1,156	1,169,381
Transocean, Inc.,
Gtd. Notes (Cayman Islands)
6.50%	11/15/20	Baa3	205	229,239
Valero Energy Corp.,
Gtd. Notes
6.625%	06/15/37	Baa2	880	917,537
Western Refining, Inc.,
Sr. Sec’d. Notes, 144A
10.75%(c)	06/15/14	B3	244	261,080

				20,740,869

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Oil & Gas Services
Global Geophysical Services, Inc.,
Gtd. Notes
10.50%	05/01/17	B3	$75	$78,750
Halliburton Co.,
Sr. Unsec’d. Notes
8.75%	02/15/21	A2	130	173,804
Helix Energy Solutions Group, Inc.,
Gtd. Notes, 144A
9.50%	01/15/16	B3	250	257,500
Sevan Marine ASA,
Sr. Sec’d. Notes, 144A (Norway)
3.417%(c)	05/14/13	NR	100	80,000

				590,054

Pharmaceuticals — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.30%	05/27/40	A1	1,040	1,044,697
Elan Finance PLC/Elan Finance Corp.,
Gtd. Notes (Ireland)
8.75%	10/15/16	B2	200	210,250
Express Scripts, Inc.,
Gtd. Notes
3.125%	05/15/16	Baa3	980	986,039
McKesson Corp.,
Sr. Unsec’d. Notes
6.00%	03/01/41	Baa2	610	651,596
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
2.75%	09/15/15	Baa3	55	55,482
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC,
Gtd. Notes (Netherlands)
3.00%	06/15/15	A3	1,000	1,029,007
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.50%	07/15/16	Ba3	200	197,750
7.25%	07/15/22	Ba3	250	242,500
Watson Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
6.125%	08/15/19	Baa3	790	889,564
Wyeth,
Gtd. Notes
5.50%	02/01/14	A1	200	221,747

				5,528,632

Pipelines — 0.4%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes, 144A
4.50%	01/15/21	Baa3	86	86,609
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
5.35%	03/15/20	Baa2	890	943,340
6.75%	09/15/37	Baa2	350	382,982
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.65%	06/01/21	Baa3	795	777,772
6.05%	06/01/41	Baa3	600	581,472

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
5.20%	09/01/20	Baa3	$500	$527,219
7.55%	04/15/38	Baa3	850	1,024,497
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
6.375%	03/01/41	Baa2	155	158,666
6.50%	09/01/39	Baa2	600	623,029
ONEOK Partners LP,
Gtd. Notes(a)
6.125%	02/01/41	Baa2	670	682,518
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
5.00%	02/01/21	Baa3	700	711,794
6.65%	01/15/37	Baa3	500	528,044
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.90%	04/15/15	Ba1	1,000	1,014,646
Spectra Energy Capital LLC,
Gtd. Notes
6.20%	04/15/18	Baa2	380	430,893
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes (Canada)
7.125%	01/15/19	A3	250	306,380
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20	Baa3	1,460	1,401,444

				10,181,305

Real Estate Investment Trusts — 0.3%
Camden Property Trust,
Sr. Unsec’d. Notes(a)
4.625%	06/15/21	Baa1	625	616,007
CommonWealth REIT,
Sr. Unsec’d. Notes
5.875%	09/15/20	Baa2	120	123,228
6.65%	01/15/18	Baa2	185	205,652
Duke Realty LP,
Sr. Unsec’d. Notes
6.75%	03/15/20	Baa2	610	683,173
ERP Operating LP,
Sr. Unsec’d. Notes
5.25%	09/15/14	Baa1	170	186,222
HCP, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21	Baa2	1,469	1,515,166
Host Hotels & Resorts LP,
Gtd. Notes
6.75%	06/01/16	Ba1	250	258,125
Kennedy-Wilson, Inc.,
Gtd. Notes, 144A
8.75%	04/01/19	B1	42	42,262
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
7.75%	08/15/19	Baa2	1,030	1,239,094
Rouse Co. LP (The),
Sr. Unsec’d. Notes
7.20%	09/15/12	BB+(d)	157	163,476

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Real Estate Investment Trusts (cont’d.)
Simon Property Group LP,
Sr. Unsec’d. Notes
6.125%	05/30/18	A3	$455	$510,214
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.75%	06/01/21	Baa3	800	780,924

				6,323,543

Retail — 0.3%
CKE Restaurants, Inc.,
Sec’d. Notes
11.375%	07/15/18	B2	250	273,125
Darden Restaurants, Inc.,
Sr. Unsec’d. Notes
6.80%	10/15/37	Baa2	325	361,487
Dave & Buster’s, Inc.,
Gtd. Notes
11.00%	06/01/18	Caa1	10	10,700
Home Depot, Inc. (The),
Sr. Unsec’d. Notes(a)
5.95%	04/01/41	Baa1	955	983,484
Landry’s Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.50%	06/01/14	Caa1	225	224,437
Landry’s Restaurants, Inc.,
Sec’d. Notes(a)
11.625%	12/01/15	B3	200	214,000
Michaels Stores, Inc.,
Gtd. Notes(a)
11.06%(t)	11/01/16	Caa2	900	931,500
NBC Acquisition Corp.,
Sr. Disc. Notes(a)
11.00%	03/15/13	C	875	65,625
Nebraska Book Co., Inc.,
Gtd. Notes(a)
8.625%	03/15/12	Ca	500	377,500
Real Mex Restaurants, Inc.,
Sec’d. Notes
14.00%	01/01/13	Caa1	500	485,000
Rite Aid Corp.,(a)
Gtd. Notes
9.50%	06/15/17	Caa3	1,000	912,500
Sec’d. Notes
7.50%	03/01/17	Caa2	250	248,125
Sizzling Platter LLC,
Sr. Sec’d. Notes, 144A1
12.25%	04/15/16	Caa1	35	35,788
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
5.00%	10/25/40	Aa2	1,550	1,459,373
6.50%	08/15/37	Aa2	750	861,361

				7,444,005

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Retail & Merchandising — 0.1%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
6.125%	09/15/39	Baa2	$190	$194,788
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30	Baa2	972	1,093,456
Staples, Inc.,
Gtd. Notes
9.75%	01/15/14	Baa2	90	107,144
Target Corp.,
Sr. Unsec’d. Notes
7.00%	01/15/38	A2	100	119,708

				1,515,096

Savings & Loan
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A (United Kingdom)(a)
4.65%	02/25/15	Aa3	600	621,330

Semiconductors — 0.1%
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
9.25%	04/15/18	B1	745	802,737
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.60%	06/15/17	Baa1	440	517,856

				1,320,593

Software — 0.1%
First Data Corp.,
Gtd. Notes
9.875%	09/24/15	Caa1	8	8,120
Gtd. Notes, 144A
12.625%	01/15/21	Caa1	454	485,780
Sec’d. Notes, 144A
8.25%	01/15/21	Caa1	153	149,940
Sec’d. Notes, PIK, 144A
8.75%	01/15/22	Caa1	118	115,345
Microsoft Corp.,
Sr. Unsec’d. Notes
5.30%	02/08/41	Aaa	250	256,460
Oracle Corp.,
Sr. Notes, 144A
3.875%	07/15/20	A1	205	203,701
Sr. Unsec’d. Notes
6.125%	07/08/39	A1	1,000	1,112,461
6.50%	04/15/38	A1	200	231,912

				2,563,719

Telecommunications — 1.2%
America Movil SAB de CV,
Gtd. Notes (Mexico)
5.00%	03/30/20	A2	1,615	1,684,766
AT&T Corp.,
Gtd. Notes
8.00%	11/15/31	A2	9	11,910

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
AT&T, Inc.,
Sr. Unsec’d. Notes
4.45%	05/15/21(a)	A2	$1,000	$1,017,670
5.35%	09/01/40	A2	273	258,767
5.60%	05/15/18	A2	200	222,720
6.30%	01/15/38	A2	2,550	2,700,394
Avaya, Inc.,
Gtd. Notes
9.75%	11/01/15	Caa2	750	765,000
BellSouth Corp.,
Sr. Unsec’d. Notes
6.55%	06/15/34	A2	100	107,596
BellSouth Telecommunications, Inc.,
Sr. Unsec’d. Notes
7.00%	10/01/25	A2	680	771,901
British Telecommunications PLC,
Sr. Unsec’d. Notes (United Kingdom)
9.875%	12/15/30	Baa2	100	137,373
CenturyLink, Inc.,
Sr. Unsec’d. Notes(a)
6.45%	06/15/21	Baa3	400	395,428
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.50%	01/15/40	A1	1,300	1,302,027
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
12.00%	12/01/15	B2	400	427,937
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.214%	08/15/35	A2	200	203,077
Deutsche Telekom International Finance BV,
Gtd. Notes (Netherlands)
8.75%	06/15/30	Baa1	300	395,938
Digicel Ltd.,
Sr. Unsec’d. Notes, 144A (Bermuda)
8.25%	09/01/17	B1	250	259,375
France Telecom SA,
Sr. Unsec’d. Notes (France)
8.50%	03/01/31	A3	80	107,672
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.625%	03/15/15	Ba2	300	312,750
GCI, Inc.,
Sr. Unsec’d. Notes
8.625%	11/15/19	B2	500	547,500
Goodman Networks, Inc.,
Sr. Sec’d. Notes, 144A
12.125%	07/01/18	B2	250	248,750
Intelsat Jackson Holdings SA, (Luxembourg)
Gtd. Notes
11.25%	06/15/16	Caa2	250	265,000
Gtd. Notes, 144A
7.25%	10/15/20	B3	250	248,750
Intelsat Luxembourg SA,
Gtd. Notes, PIK (Luxembourg)(a)
11.50%	02/04/17	Caa3	1,030	1,107,010

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes
10.00%	02/01/18	Caa1		$750	$805,312
MetroPCS Wireless, Inc.,
Gtd. Notes(a)
7.875%	09/01/18	B2		250	264,688
PAETEC Holding Corp.,
Gtd. Notes
9.50%	07/15/15	Caa1		250	259,375
Sr. Sec’d. Notes
8.875%	06/30/17	Ba3		250	262,500
Qwest Communications International, Inc.,
Gtd. Notes
7.50%	02/15/14	Baa3		250	253,750
Sprint Capital Corp.,
Gtd. Notes
8.75%	03/15/32	B1		500	541,250
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
4.95%	09/30/14	Baa2		380	396,214
6.999%	06/04/18	Baa2		80	87,494
7.721%	06/04/38	Baa2		505	502,227
Telefonica Emisiones SAU,
Gtd. Notes (Spain)
0.603%(c)	02/04/13	Baa1		1,500	1,477,132
5.462%	02/16/21	Baa1		1,045	1,060,860
6.221%	07/03/17	Baa1		380	418,893
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.60%	04/01/21	A3		800	825,435
6.10%	04/15/18(a)	A3		1,435	1,644,434
6.35%	04/01/19	A3		615	714,388
6.90%	04/15/38	A3		1,015	1,164,359
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes(a)
7.75%	12/01/30	A3		200	249,951
Verizon Pennsylvania, Inc.,
Sr. Unsec’d. Notes
8.35%	12/15/30	A-(d)		500	609,522
Vodafone Group PLC,
Sr. Unsec’d. Notes (United Kingdom)(a)
2.875%	03/16/16	Baa1		1,000	1,006,901

					26,043,996

Transportation — 0.2%
ACL I Corp.,
Sr. Unsec’d. Notes, PIK, 144A
10.625%	02/15/16	Caa1		50	46,750
Boa Deep C A/S,
Sr. Sec’d. Notes (Norway)
8.22%(c)	04/27/16	Aaa	NOK	2,500	444,844
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.40%	06/01/41	A3		115	112,996
5.65%	05/01/17	A3		500	568,072
5.75%	03/15/18	A3		600	680,340
5.75%	05/01/40	A3		1,050	1,081,620

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Transportation (cont’d.)
CMA CGM SA,
Sr. Unsec’d. Notes, 144A (France)
5.50%	05/16/12	NR	EUR	380	$563,459
8.875%	04/15/19	B-(d)	EUR	100	119,201
CSX Corp.,
Sr. Unsec’d. Notes
4.25%	06/01/21	Baa3		$65	64,696
6.25%	04/01/15	Baa3		90	103,046
7.375%	02/01/19	Baa3		100	121,894
General Maritime Corp.,
Gtd. Notes (Marshall Islands)
12.00%	11/15/17	Caa2		230	186,300
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A (Marshall Islands)
8.625%	11/01/17	B2		40	39,400
Navios South American Logistics, Inc./Navios
Logistics Finance US, Inc.,
Gtd. Notes, 144A (Marshall Islands)
9.25%	04/15/19	B3		22	22,660
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
6.00%	05/23/2111	Baa1		216	212,833
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
3.60%	03/01/16	Baa1		82	84,019
Union Pacific Corp.,
Sr. Unsec’d. Notes
5.78%	07/15/40	Baa2		240	251,512

					4,703,642

Water
American Water Capital Corp.,
Sr. Unsec’d. Notes
6.085%	10/15/17	Baa2		200	230,506

TOTAL CORPORATE BONDS (cost $337,772,507)					343,593,413

FOREIGN GOVERNMENT BONDS — 1.7%
Australia Government,
Sr. Unsec’d. Notes (Australia)
4.00%	08/20/20	Aaa	AUD	2,000	$3,589,944
Bundesobligation,
Bonds (Germany)
4.00%	10/11/13	Aaa	EUR	1,000	1,526,030
Caisse d’Amortissement de la Dette Sociale,
Sr. Unsec’d. Notes, 144A (France)
2.375%	03/31/16	Aaa		5,300	5,362,476
Finland Government International Bond,
Notes, 144A (Finland)
1.25%	10/19/15	Aaa		4,500	4,435,677
Italy Buoni Poliennali del Tesoro,
Bonds (Italy)
3.00%	11/01/15	Aa2	EUR	4,600	6,414,505
Netherlands Government Bond,
Bonds (Netherlands)
3.75%	07/15/14	Aaa	EUR	2,500	3,811,741

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN GOVERNMENT BONDS (Continued)
Province of Ontario Canada,
Sr. Unsec’d. Notes (Canada)
2.70%	06/16/15	Aa1		$350	$363,265
Province of Quebec Canada,
Notes, MTN (Canada)
6.35%	01/30/26	Aa2		120	148,520
Residual Funding Corp. Principal Strip,
Notes
3.52%(t)	07/15/20	Aaa		2,400	1,749,950
United Kingdom Gilt Inflation Linked,
Bonds (United Kingdom)
2.50%	08/16/13	Aaa	GBP	2,250	10,357,143

TOTAL FOREIGN GOVERNMENT BONDS (cost $36,547,009)					37,759,251

MUNICIPAL BONDS
Illinois
State of Illinois,
General Obligation Unlimited
5.877%	03/01/19	A1		615	632,140

New York
New York State Dormitory Authority,
Revenue Bonds
5.60%	03/15/40	AAA(d)		150	154,299
Port Authority of New York & New Jersey,
Revenue Bonds
5.647%	11/01/40	Aa2		220	221,819

					376,118

Ohio
American Municipal Power-Ohio, Inc.,
Revenue Bonds
7.499%	02/15/50	A3		150	169,694

TOTAL MUNICIPAL BONDS (cost $1,133,614)					1,177,952

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 9.4%
ABN AMRO Mortgage Corp.,
Series 2003-9, Class A1
4.50%	08/25/18	AAA(d)		300	304,661
American Home Mortgage Assets,
Series 2006-2, Class 2A1
0.376%(c)	09/25/46	Caa2		709	375,113
Banc of America Alternative Loan Trust,
Series 2003-5, Class 2A1
5.00%	07/25/18	Baa2		803	831,598
Series 2003-7, Class 2A4
5.00%	09/25/18	Ba1		736	751,251
Series 2003-11, Class 2A1
6.00%	01/25/34	A2		451	452,599
Series 2004-1, Class 1A1
6.00%	02/25/34	Baa2		366	384,832
Series 2004-6, Class 4A1
5.00%	07/25/19	Ba2		583	589,260

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Funding Corp.,
Series 2005-7, Class 30PO, PO
6.80%(t)	11/25/35	B3	$185	$124,098
Series 2006-1, Class 2A1
5.50%	01/25/36	Ba2	85	81,829
Series 2010-R5, Class 5A6, 144A
0.486%(c)	05/26/37	Aaa	321	316,495
Banc of America Mortgage Securities, Inc.,
Series 2003-3, Class 1A7
5.50%	05/25/33	AAA(d)	1,270	1,298,132
Series 2004-5, Class 3A3
5.00%	06/25/19	AAA(d)	888	914,736
Series 2004-C, Class 2A1
2.888%(c)	04/25/34	AAA(d)	688	653,157
Series 2004-D, Class 2A1
2.881%(c)	05/25/34	BBB+(d)	16	15,254
Series 2004-D, Class 2A2
2.881%(c)	05/25/34	BBB+(d)	131	121,818
Series 2005-10, Class 1A13
5.50%	11/25/35	B2	102	98,482
Series 2005-E, Class 2A6
2.867%(c)	06/25/35	B2	500	458,409
Series 2007-3, Class 1A1
6.00%	09/25/37	Aaa	597	525,495
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
5.016%(c)	07/25/33	Baa1	450	448,335
Chase Mortgage Finance Corp.,
Series 2003-S10, Class A1
4.75%	11/25/18	A2	557	573,844
Series 2003-S12, Class 1A1
4.75%	12/25/18	AAA(d)	361	374,096
Series 2003-S13, Class A2
5.00%	11/25/33	AAA(d)	627	642,230
Citicorp Mortgage Securities, Inc.,
Series 2004-4, Class A4
5.50%	06/25/34	AAA(d)	1,054	1,099,404
Series 2006-5, Class 1A3
6.00%	10/25/36	Caa2	239	218,538
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.25%	09/25/33	AAA(d)	610	639,006
Series 2005-2, Class 2A11
5.50%	05/25/35	Baa2	499	491,322
Series 2006-4, Class 1A1
5.50%	12/25/20	B3	184	166,258
Series 2008-AR4, Class 1A1A
5.277%(c)	11/25/38	Aaa	760	763,298
Citimortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.50%	04/25/36	Caa2	817	677,506
Countrywide Alternative Loan Trust,
Series 2003-13T1, Class A10
4.00%	08/25/33	AAA(d)	737	737,371
Series 2003-21T1, Class A2
5.25%	12/25/33	AAA(d)	265	267,712
Series 2005-J6, Class 2A1
5.50%	07/25/25	Caa1	119	114,186

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J13, Class 1A7
5.25%	01/25/34	AAA(d)	$744	$769,720
Series 2004-4, Class A13
5.25%	05/25/34	Baa3	1,218	1,266,201
Series 2004-5, Class 2A9
5.25%	05/25/34	Baa3	1,129	1,186,052
Series 2005-10, Class A1
5.50%	05/25/35	B2	140	138,303
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR24, Class 2A4
2.714%(c)	10/25/33	Baa1	348	294,901
Series 2004-AR3, Class 6M1
1.286%(c)	04/25/34	Aa2	293	257,486
Series 2004-AR5, Class 7A2
2.575%(c)	06/25/34	B1	389	374,539
Series 2005-5, Class 1A1
5.00%	07/25/20	B1	694	697,006
Deutsche Alt-A Securities, Inc./Alternate Loan Trust,
Series 2005-1, Class 2A1
5.586%(c)	02/25/20	B2	84	85,944
Fannie Mae Grantor Trust,
Series 2004-T1, Class 1A1
6.00%	01/25/44	Aaa	1,464	1,629,691
Fannie Mae Whole Loan,
Series 2004-W2, Class 2A2
7.00%	02/25/44	Aaa	781	902,845
Series 2004-W2, Class 5A
7.50%	03/25/44	Aaa	874	1,009,453
Fannie Mae,
Series 293, Class 1, PO
4.281%(t)	12/01/24	Aaa	774	685,542
Series 369, Class 12, IO
5.50%(c)	05/01/36	Aaa	3,597	596,964
Series 383, Class 60, IO
6.50%	10/01/37	Aaa	996	187,097
Series 1993-119, Class H
6.50%	07/25/23	Aaa	842	937,035
Series 1993-136, Class ZB
6.792%(c)	07/25/23	Aaa	538	645,625
Series 1993-141, Class Z
7.00%	08/25/23	Aaa	551	639,104
Series 1993-147, Class Z
7.00%	08/25/23	Aaa	485	545,962
Series 1996-4, Class SA, IO
8.281%(c)	02/25/24	Aaa	220	45,144
Series 1997-33, Class PA
8.50%	06/18/27	Aaa	920	1,097,800
Series 1997-57, Class PN
5.00%	09/18/27	Aaa	539	566,385
Series 1999-W4, Class A9
6.25%	02/25/29	Aaa	983	1,106,617
Series 2001-16, Class Z
6.00%	05/25/31	Aaa	1,066	1,188,007
Series 2001-81, Class HE
6.50%	01/25/32	Aaa	474	544,170
Series 2002-26, Class A2
7.50%	01/25/48	Aaa	810	937,051

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2002-90, Class A2
6.50%	11/25/42	Aaa	$406	$474,463
Series 2002-T1, Class A2
7.00%	11/25/31	Aaa	1,134	1,322,847
Series 2002-W6, Class 2A1
6.708%(c)	06/25/42	Aaa	464	523,518
Series 2003-18, Class A1
6.50%	12/25/42	Aaa	668	763,472
Series 2003-21, Class OU
5.50%	03/25/33	Aaa	767	841,181
Series 2003-24, Class MZ
5.50%	04/25/33	Aaa	1,227	1,353,444
Series 2003-48, Class GH
5.50%	06/25/33	Aaa	840	926,625
Series 2003-64, Class KF
0.691%(c)	07/25/18	Aaa	815	818,846
Series 2003-81, Class FC
0.586%(c)	08/25/17	Aaa	429	429,922
Series 2003-86, Class OE
5.00%	03/25/32	Aaa	370	393,208
Series 2003-122, Class KA
4.50%	12/25/18	Aaa	574	601,962
Series 2003-W2, Class 2A9
5.90%	07/25/42	Aaa	343	371,422
Series 2003-W3, Class 2A5
5.356%	06/25/42	Aaa	852	929,979
Series 2003-W6, Class 1A41
5.398%	10/25/42	Aaa	818	894,940
Series 2003-W6, Class 3A
6.50%	09/25/42	Aaa	841	947,665
Series 2003-W12, Class 2A7
4.68%	06/25/43	Aaa	906	944,309
Series 2004-36, Class SA
19.014%(c)	05/25/34	Aaa	276	373,755
Series 2004-60, Class PA
5.50%	04/25/34	Aaa	549	596,389
Series 2004-60, Class SW, IO
6.864%(c)	04/25/34	Aaa	198	37,204
Series 2004-61, Class NS, IO
7.514%(c)	08/25/34	Aaa	74	12,816
Series 2004-68, Class LC
5.00%	09/25/29	Aaa	1,170	1,270,945
Series 2004-72, Class S, IO
6.314%(c)	09/25/34	Aaa	175	31,746
Series 2004-92, Class SQ, IO
6.464%(c)	05/25/34	Aaa	151	26,253
Series 2004-101, Class HD
5.00%	01/25/20	Aaa	800	883,414
Series 2004-W6, Class 3A4
6.50%	07/25/34	Aaa	1,045	1,182,712
Series 2004-W8, Class 2A
6.50%	06/25/44	Aaa	834	975,659
Series 2004-W11, Class 1A1
6.00%	05/25/44	Aaa	872	970,783
Series 2005-13, Class AS, IO
5.914%(c)	03/25/35	Aaa	89	12,173

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-14, Class ME
5.00%	10/25/33	Aaa	$275	$296,163
Series 2005-22, Class DA
5.50%	12/25/34	Aaa	488	535,741
Series 2005-23, Class SG, IO
6.514%(c)	04/25/35	Aaa	199	36,446
Series 2005-30, Class UG
5.00%	04/25/35	Aaa	625	660,174
Series 2005-34, Class PD
5.50%	06/25/33	Aaa	1,000	1,085,863
Series 2005-57, Class NK
21.257%(c)	07/25/35	Aaa	113	121,884
Series 2005-74, Class SE, IO
5.914%(c)	09/25/35	Aaa	717	101,266
Series 2005-79, Class NS, IO
5.904%(c)	09/25/35	Aaa	351	46,374
Series 2005-84, Class XM
5.75%	10/25/35	Aaa	520	567,978
Series 2005-87, Class QZ
5.00%	10/25/35	Aaa	643	702,749
Series 2005-110, Class GL
5.50%	12/25/35	Aaa	562	609,993
Series 2005-110, Class MJ
5.50%	01/25/33	Aaa	1,286	1,340,291
Series 2005-W1, Class 1A2
6.50%	10/25/44	Aaa	634	725,030
Series 2005-W4, Class 1A1
6.00%	08/25/35	Aaa	607	675,796
Series 2006-2, Class LY
8.00%(c)	12/25/35	Aaa	100	104,541
Series 2006-3, Class SB, IO
6.514%(c)	07/25/35	Aaa	229	38,634
Series 2006-3, Class SG
13.44%(c)	11/25/35	Aaa	130	134,021
Series 2006-20, Class IB, IO
6.404%(c)	04/25/36	Aaa	2,189	341,527
Series 2006-23, Class NS
9.00%(c)	04/25/36	Aaa	127	118,481
Series 2006-43, Class SD, IO
6.414%(c)	06/25/36	Aaa	1,330	195,874
Series 2006-45, Class NW
5.50%	01/25/35	Aaa	700	768,853
Series 2006-48, Class ND
6.25%	03/25/36	Aaa	608	654,360
Series 2006-58, Class SI , IO
6.354%(c)	07/25/36	Aaa	927	142,356
Series 2006-65, Class TE
5.50%	05/25/35	Aaa	740	823,031
Series 2006-72, Class XI, IO
6.314%(c)	08/25/36	Aaa	80	11,120
Series 2006-77, Class PC
6.50%	08/25/36	Aaa	1,060	1,216,155
Series 2006-81, Class NC
6.00%	02/25/33	Aaa	1,250	1,310,219
Series 2006-106, Class CS, IO
6.404%(c)	11/25/36	Aaa	94	15,384

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-108, Class S, IO
7.014%(c)	11/25/36	Aaa	$113	$21,511
Series 2006-113, Class PQ, IO
6.464%(c)	07/25/36	Aaa	323	46,773
Series 2006-115, Class OM, PO
34.889%(t)	12/25/36	Aaa	120	110,462
Series 2007-23, Class BC
6.00%	02/25/36	Aaa	327	351,105
Series 2007-30, Class UI, IO
5.914%(c)	04/25/37	Aaa	216	34,858
Series 2007-33, Class SD , IO
5.924%(c)	04/25/37	Aaa	624	101,152
Series 2007-36, Class SB, IO
6.414%(c)	04/25/37	Aaa	837	136,366
Series 2007-46, Class PA
6.00%	04/25/37	Aaa	1,371	1,526,658
Series 2007-58, Class SV, IO
6.564%(c)	06/25/37	Aaa	3,614	612,344
Series 2007-77, Class TC
5.50%	09/25/34	Aaa	630	681,694
Series 2007-102, Class SA, IO
6.214%(c)	11/25/37	Aaa	5,655	810,955
Series 2007-W7, Class 2A2, IO
6.344%(c)	07/25/37	Aaa	182	20,270
Series 2007-W10, Class 2A
6.206%(c)	08/25/47	Aaa	935	1,015,827
Series 2008-36, Class AI, IO
6.774%(c)	05/25/38	Aaa	489	67,424
Series 2008-41, Class S, IO
6.614%(c)	11/25/36	Aaa	114	22,789
Series 2008-68, Class VK
5.50%	03/25/27	Aaa	935	1,030,894
Series 2008-87, Class AS, IO
7.464%(c)	07/25/33	Aaa	334	53,485
Series 2008-91, Class SI, IO
5.814%(c)	03/25/38	Aaa	7,284	913,138
Series 2008-95, Class AI, IO
5.00%	12/25/23	Aaa	1,262	124,231
Series 2009-15, Class SA, IO
6.014%(c)	03/25/24	Aaa	1,865	236,386
Series 2009-62, Class WA
5.553%(c)	08/25/39	Aaa	2,233	2,328,304
Series 2009-87, Class SG, IO
6.064%(c)	11/25/39	Aaa	1,416	205,882
Series 2009-87, Class SX, IO
6.064%(c)	11/25/39	Aaa	369	50,947
Series 2009-108, Class VN
5.00%	09/25/39	Aaa	1,308	1,427,038
Series 2009-110, Class SD, IO
6.064%(c)	01/25/40	Aaa	1,050	150,912
Series 2009-112, Class ST, IO
6.064%(c)	01/25/40	Aaa	6,886	873,981
Series 2009-112, Class SW, IO
6.064%(c)	01/25/40	Aaa	4,527	574,584
Series 2010-10, Class NT
5.00%	02/25/40	Aaa	1,290	1,362,615

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2010-19, Class MV
5.00%	02/25/21	Aaa	$1,217	$1,326,068
Series 2010-19, Class VA
5.00%	02/25/21	Aaa	1,357	1,479,224
Series 2010-35, Class SB, IO
6.234%(c)	04/25/40	Aaa	2,855	412,547
Series 2010-43, Class CI, IO
4.50%	02/25/25	Aaa	2,504	272,203
Series 2010-49, Class SC
12.288%(c)	03/25/40	Aaa	564	633,918
Series 2010-64, Class DM
5.00%	06/25/40	Aaa	1,026	1,094,262
Series 2010-99, Class SD, IO
5.914%(c)	03/25/39	Aaa	752	114,962
Series 2010-107, Class PS, IO
6.444%(c)	06/25/40	Aaa	1,173	210,575
Series 2010-107, Class SP, IO
6.464%(c)	06/25/40	Aaa	436	78,305
Series 2010-111, Class AE
5.50%	04/25/38	Aaa	1,334	1,430,069
Series 2010-131, Class SA, IO
6.414%(c)	11/25/40	Aaa	981	185,050
Series 2010-139, Class SA, IO
5.844%(c)	12/25/40	Aaa	1,465	248,496
Series 2011-22, Class MA
6.50%	04/25/38	Aaa	951	1,093,329
Series 2011-M2, Class A2
3.71%	07/25/21	Aaa	1,239	1,249,073
Series G93-17, Class S, IO
8.781%(c)	04/25/23	Aaa	678	157,533
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.00%	09/25/43	Aaa	1,130	1,288,202
FHLMC-GNMA,
Series 24, Class ZE
6.25%	11/25/23	Aaa	902	1,014,988
First Horizon Asset Securities, Inc.,
Series 2003-7, Class 2A1
4.50%	09/25/18	A1	218	222,018
Series 2003-AR3, Class 3A1
2.836%(c)	09/25/33	AAA(d)	1,154	1,101,240
Series 2005-6, Class 1A1
5.50%	11/25/35	BB(d)	139	138,007
Freddie Mac,
Series 2864, Class NB
5.50%	07/15/33	Aaa	1,235	1,372,616
Series 1049, Class S
38.549%(c)	02/15/21	Aaa	26	46,483
Series 1621, Class J
6.40%	11/15/23	Aaa	282	301,501
Series 1630, Class PK
6.00%	11/15/23	Aaa	888	981,957
Series 1680, Class PK
6.50%	02/15/24	Aaa	953	1,094,806
Series 1695, Class EB
7.00%	03/15/24	Aaa	980	1,107,531

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 1980, Class Z
7.00%	07/15/27	Aaa	$955	$1,096,833
Series 2378, Class PE
5.50%	11/15/16	Aaa	629	676,297
Series 2515, Class GP
5.50%	03/15/32	Aaa	680	716,405
Series 2535, Class AW
5.50%	12/15/32	Aaa	945	1,037,702
Series 2557, Class HL
5.30%	01/15/33	Aaa	2,483	2,728,571
Series 2561, Class UE
5.50%	06/15/22	Aaa	441	463,881
Series 2564, Class VJ
5.50%	10/15/22	Aaa	1,000	1,083,388
Series 2595, Class GC
5.50%	04/15/23	Aaa	827	920,484
Series 2600, Class MD
5.50%	06/15/32	Aaa	690	738,518
Series 2611, Class TM
10.00%(c)	05/15/33	Aaa	259	261,326
Series 2626, Class JC
5.00%	06/15/23	Aaa	1,607	1,728,283
Series 2628, Class AB
4.50%	06/15/18	Aaa	716	763,868
Series 2630, Class FL
0.687%(c)	06/15/18	Aaa	687	690,527
Series 2643, Class SA
44.284%(c)	03/15/32	Aaa	134	263,032
Series 2649, Class VB
5.50%	10/15/22	Aaa	785	859,436
Series 2661, Class FG
0.637%(c)	03/15/17	Aaa	326	326,106
Series 2663, Class JA
5.00%	08/15/18	Aaa	323	347,980
Series 2677, Class ME
5.00%	03/15/32	Aaa	355	375,023
Series 2684, Class PO, PO
5.016%(t)	01/15/33	Aaa	1,075	941,779
Series 2691, Class VU
5.50%	08/15/23	Aaa	1,000	1,108,825
Series 2694, Class QH
4.50%	03/15/32	Aaa	225	239,219
Series 2707, Class KJ
5.00%	11/15/18	Aaa	577	619,636
Series 2764, Class UG
5.00%	03/15/34	Aaa	1,360	1,443,004
Series 2793, Class PD
5.00%	12/15/32	Aaa	900	975,903
Series 2827, Class QE
5.50%	03/15/33	Aaa	1,400	1,497,550
Series 2832, Class PE
5.50%	01/15/33	Aaa	926	992,432
Series 2885, Class LZ
6.00%	11/15/34	Aaa	919	1,018,667
Series 2893, Class PE
5.00%	11/15/34	Aaa	915	971,493

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2897, Class EO, PO
23.337%(t)	10/15/31	Aaa	$75	$72,731
Series 2921, Class MD
5.00%	06/15/33	Aaa	2,000	2,118,020
Series 2922, Class SU
13.926%(c)	02/15/35	Aaa	204	237,449
Series 2944, Class OH
5.50%	03/15/35	Aaa	1,750	1,909,720
Series 2988, Class TY
5.50%	06/15/25	Aaa	1,000	1,111,527
Series 2990, Class SR, IO
6.463%(c)	03/15/35	Aaa	3,328	533,187
Series 3031, Class AG
5.00%	02/15/34	Aaa	1,000	1,085,766
Series 3045, Class DI, IO
6.543%(c)	10/15/35	Aaa	1,074	173,742
Series 3080, Class VB
5.00%	06/15/25	Aaa	1,000	1,089,115
Series 3151, Class PD
6.00%	11/15/34	Aaa	1,400	1,524,502
Series 3155, Class PS, IO
6.963%(c)	05/15/36	Aaa	448	78,885
Series 3181, Class PS, IO
6.283%(c)	07/15/36	Aaa	148	26,577
Series 3201, Class IN, IO
6.063%(c)	08/15/36	Aaa	4,290	684,246
Series 3218, Class HS, IO
7.013%(c)	09/15/26	Aaa	2,325	323,571
Series 3219, Class OD
6.00%	06/15/33	Aaa	690	747,954
Series 3237, Class BO, PO
3.649%(t)	11/15/36	Aaa	1,239	1,036,939
Series 3306, Class TB
2.937%(c)	04/15/37	Aaa	267	271,107
Series 3306, Class TC
2.397%(c)	04/15/37	Aaa	235	235,153
Series 3311, Class IA, IO
6.223%(c)	05/15/37	Aaa	261	41,284
Series 3311, Class IB, IO
6.223%(c)	05/15/37	Aaa	261	41,284
Series 3311, Class IC, IO
6.223%(c)	05/15/37	Aaa	261	41,284
Series 3311, Class ID, IO
6.223%	05/15/37	Aaa	261	41,284
Series 3311, Class IE, IO
6.223%(c)	05/15/37	Aaa	365	57,830
Series 3316, Class GD
5.50%	06/15/35	Aaa	1,415	1,544,658
Series 3383, Class KB
5.50%	11/15/27	Aaa	1,140	1,278,946
Series 3385, Class SN, IO
5.813%(c)	11/15/37	Aaa	1,548	187,182
Series 3406, Class B
6.00%	01/15/38	Aaa	1,360	1,517,462
Series 3419, Class AP
5.00%	04/15/33	Aaa	1,000	1,051,080

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 3456, Class JA
5.00%	04/15/26	Aaa	$282	$292,366
Series 3564, Class JA
4.00%	01/15/18	Aaa	608	638,267
Series 3593, Class SL, IO
6.213%(c)	11/15/24	Aaa	2,505	311,063
Series 3605, Class NC
5.50%	06/15/37	Aaa	955	1,037,181
Series 3609, Class SA, IO
6.153%(c)	12/15/39	Aaa	2,856	595,317
Series 3688, Class GT
7.158%(c)	11/15/46	Aaa	672	773,211
Series 3740, Class SB, IO
5.813%(c)	10/15/40	Aaa	1,275	230,597
Series 3747, Class HI, IO
4.50%	07/15/37	Aaa	1,437	227,191
Series 3751, Class MI, IO
4.00%	02/15/34	Aaa	673	86,206
Series 3754, Class NS, IO
6.463%(c)	11/15/34	Aaa	1,063	171,376
Series 3762, Class CS, IO
6.513%(c)	04/15/35	Aaa	96	17,189
Series 3762, Class JS, IO
6.513%(c)	04/15/35	Aaa	280	48,408
Series 3767, Class DS, IO
6.513%(c)	02/15/39	Aaa	543	95,030
Series 3803, Class DS, IO
6.413%(c)	11/15/35	Aaa	685	119,379
GMAC Mortgage Corp. Loan Trust,
Series 2003-J10, Class A1
4.75%	01/25/19	Aaa	836	862,720
Government National Mortgage Assoc.,
Series 1998-12, Class Z
6.50%	05/20/28	Aaa	566	663,020
Series 2001-57, Class SF, IO
8.015%(c)	05/17/29	Aaa	70	15,596
Series 2002-41, Class HS, IO
6.814%(c)	06/16/32	Aaa	1,488	302,398
Series 2002-84, Class PH
6.00%	11/16/32	Aaa	1,665	1,893,854
Series 2003-25, Class PZ
5.50%	04/20/33	Aaa	939	1,054,443
Series 2003-28, Class TG
5.50%	05/20/32	Aaa	260	270,690
Series 2003-42, Class SE, IO
6.415%(c)	01/16/30	Aaa	57	9,724
Series 2003-46, Class SB, IO
7.094%(c)	06/16/33	Aaa	31	6,572
Series 2003-58, Class PC
5.00%	07/20/33	Aaa	1,666	1,781,065
Series 2003-82, Class SH, IO
6.415%(c)	09/16/33	Aaa	114	17,862
Series 2003-86, Class ZC
4.50%	10/20/33	Aaa	847	879,131
Series 2004-11, Class SB, IO
7.015%(c)	02/20/34	Aaa	225	46,386

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-28, Class ST, IO
1.08%(c)	04/20/34	Aaa	$19,355	$557,695
Series 2004-30, Class UC
5.50%	02/20/34	Aaa	1,410	1,571,695
Series 2004-86, Class SP, IO
5.914%(c)	09/20/34	Aaa	3,202	448,607
Series 2004-88, Class ES, IO
5.915%(c)	06/17/34	Aaa	3,267	458,040
Series 2005-30, Class WD
6.00%	07/20/33	Aaa	800	892,222
Series 2006-23, Class S, IO
6.314%(c)	01/20/36	Aaa	3,730	517,348
Series 2006-26, Class S, IO
6.314%(c)	06/20/36	Aaa	2,771	391,044
Series 2006-38, Class SG, IO
6.464%(c)	09/20/33	Aaa	5,160	588,970
Series 2007-16, Class KU, IO
6.464%(c)	04/20/37	Aaa	3,230	527,583
Series 2007-24, Class SA, IO
6.324%(c)	05/20/37	Aaa	6,327	909,578
Series 2007-53, Class GB
5.50%	10/20/33	Aaa	250	269,845
Series 2007-58, Class SD, IO
6.304%(c)	10/20/37	Aaa	3,697	535,692
Series 2007-59, Class SP, IO
6.484%(c)	04/20/37	Aaa	3,382	491,697
Series 2008-36, Class AY
5.00%	04/16/23	Aaa	530	588,926
Series 2008-47, Class ML
5.25%	06/16/38	Aaa	760	800,025
Series 2008-62, Class SA, IO
5.964%(c)	07/20/38	Aaa	1,659	212,562
Series 2008-73, Class SK, IO
6.554%(c)	08/20/38	Aaa	3,576	545,427
Series 2008-79, Class SA, IO
7.364%(c)	09/20/38	Aaa	2,148	349,947
Series 2009-6, Class CI, IO
6.50%	11/16/38	Aaa	1,133	201,001
Series 2009-16, Class SJ, IO
6.614%(c)	05/20/37	Aaa	3,805	609,499
Series 2009-36, Class IE, IO
1.00%(c)	09/20/38	Aaa	10,731	252,672
Series 2009-65, Class LB
6.00%	07/16/39	Aaa	1,021	1,116,612
Series 2009-77, Class CS, IO
6.814%(c)	06/16/38	Aaa	5,506	847,905
Series 2009-78, Class SD, IO
6.014%(c)	09/20/32	Aaa	275	46,881
Series 2009-83, Class TS, IO
5.914%(c)	08/20/39	Aaa	2,193	294,708
Series 2009-106, Class ST, IO
5.814%(c)	02/20/38	Aaa	3,221	425,507
Series 2009-106, Class XL, IO
6.564%(c)	06/20/37	Aaa	3,427	478,862
Series 2009-118, Class XU
5.00%	12/20/20	Aaa	935	1,036,186

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2009-127, Class IA, IO
0.45%(c)	09/20/38	Aaa	$17,688	$198,841
Series 2010-4, Class SB, IO
6.314%(c)	08/16/39	Aaa	4,915	649,344
Series 2010-14, Class A0, PO
2.174%(t)	12/20/32	Aaa	381	357,652
Series 2010-14, Class DO, PO
1.466%(t)	03/20/36	Aaa	709	689,901
Series 2010-14, Class EO, PO
2.999%(t)	06/16/33	Aaa	166	159,303
Series 2010-14, Class QP
6.00%	12/20/39	Aaa	721	785,183
Series 2010-31, Class SK, IO
5.914%(c)	11/20/34	Aaa	1,539	227,301
Series 2010-85, Class ID, IO
6.00%	09/20/39	Aaa	3,179	679,823
Series 2010-157, Class OP, PO
3.929%(t)	12/20/40	Aaa	1,408	1,091,695
Greenpoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A1A
0.496%(c)	10/25/45	Caa3	617	346,739
GSR Mortgage Loan Trust,
Series 2003-7F, Class 1A4
5.25%	06/25/33	AAA(d)	537	530,252
Series 2004-6F, Class 2A4
5.50%	05/25/34	AAA	1,065	1,108,614
Series 2004-11, Class 1A1
3.028%(c)	09/25/34	Ba3	279	232,233
Series 2005-5F, Class 2A3
5.50%	06/25/35	A2	303	304,271
JPMorgan Alternative Loan Trust,
Series 2006-A4, Class A1
5.95%(c)	09/25/36	Caa1	76	75,167
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.50%	09/25/34	Ba2	864	895,725
Series 2005-A2, Class 5A2
4.293%(c)	04/25/35	Ba2	600	581,969
Series 2005-S2, Class 1A1
4.50%	08/25/20	BB-(d)	419	422,184
Series 2005-S2, Class 4A3
5.50%	09/25/20	CCC(d)	323	320,049
Series 2006-A2, Class 5A1
2.961%(c)	11/25/33	Aa3	224	219,244
Series 2006-A2, Class 5A3
2.961%(c)	11/25/33	AAA(d)	848	853,334
Series 2007-A1, Class 5A5
2.967%(c)	07/25/35	Baa2	411	402,860
JPMorgan Reremic,
Series 2010-4, Class 7A1, 144A
4.287%(c)	08/26/35	AAA(d)	568	560,886
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.00%	08/25/21	CC(d)	131	125,942
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
2.84%(c)	08/25/34	Baa1	580	538,918

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-13, Class 3A7
2.836%(c)	11/21/34	A2	$560	$534,266
MASTR Alternative Loans Trust,
Series 2003-8, Class 5A1
5.00%	11/25/18	AAA(d)	453	461,634
Series 2003-9, Class 5A1
4.50%	12/25/18	AAA(d)	869	890,623
Series 2004-1, Class 4A1
5.50%	02/25/34	AAA(d)	342	345,985
Series 2004-3, Class 2A1
6.25%	04/25/34	Aa3	740	748,909
MASTR Asset Securitization Trust,
Series 2004-6, Class 3A1
5.25%	07/25/19	AAA(d)	788	805,669
Series 2004-6, Class 4A1
5.00%	07/25/19	AAA(d)	810	839,373
Series 2004-P7, Class A6, 144A
5.50%	12/27/33	Ba1	771	816,799
MLCC Mortgage Investors, Inc.,
Series 2004-HB1, Class A3
2.119%(c)	04/25/29	Baa3	344	321,255
Morgan Stanley Dean Witter Capital I,
Series 2003-HYB1, Class A3
1.81%(c)	03/25/33	Baa2	791	721,108
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
2.583%(c)	09/25/34	Ba1	534	486,067
NCUA Guaranteed Notes,
Series 2010-C1, Class APT
2.65%	10/29/20	AAA(d)	2,318	2,313,179
Series 2010-R3, Class 1A
0.745%(c)	12/08/20	Aaa	1,909	1,919,472
PHH Mortgage Capital LLC,
Series 2008-CIM2, Class 5A1
6.00%	07/25/38	Aa2	1,238	1,278,494
Prime Mortgage Trust,
Series 2004-2, Class A2
4.75%	11/25/19	Aaa	466	478,384
Series 2004-CL1, Class 1A1
6.00%	02/25/34	AAA(d)	804	846,342
Residential Accredit Loans, Inc.,
Series 2003-QS20, Class A1
5.00%	11/25/18	Ba1	178	183,276
Series 2004-QS3, Class CB
5.00%	03/25/19	Baa3	652	658,166
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
2.661%(c)	12/25/34	Baa2	458	404,810
Residential Funding Mortgage Securities I,
Series 2003-S4, Class A4
5.75%	03/25/33	AAA(d)	647	681,145
Series 2004-S9, Class 1A6
5.50%	12/25/34	AA(d)	125	125,771
Series 2006-S12, Class 2A2
6.00%	12/25/36	B2	440	430,825
Sequoia Mortgage Trust,
Series 2004-8, Class A2
0.836%(c)	09/20/34	Ba1	647	568,604

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 5A4
4.938%(c)	06/25/34	Ba1	$350	$337,578
Structured Asset Securities Corp.,
Series 2003-22A, Class 3A
2.563%(c)	06/25/33	A1	302	286,907
Series 2003-26A, Class 3A5
2.548%(c)	09/25/33	Baa1	1,062	953,630
Series 2003-29, Class 1A1
4.75%	09/25/18	BBB(d)	734	752,429
Series 2004-7, Class 2A1
5.424%(c)	05/25/24	Baa2	519	537,788
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A
0.926%(c)	09/25/44	AAA(d)	1,274	1,167,643
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.75%	06/15/26	NR	507	583,274
Wamu Mortgage Pass-Through Certificates,
Series 2003-AR4, Class A7
2.50%(c)	05/25/33	A1	487	473,651
Series 2003-S1, Class A5
5.50%	04/25/33	AAA(d)	950	978,206
Series 2004-S3, Class 3A2
6.00%	07/25/34	A3	456	482,391
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-F, Class A1
4.841%(c)	06/25/33	Baa3	677	680,204
Series 2004-7, Class 2A2
5.00%	07/25/19	AAA(d)	293	302,168
Series 2004-B, Class A1
4.911%(c)	02/25/34	Baa1	285	289,610
Series 2004-EE, Class 2A2
2.771%(c)	12/25/34	A1	969	971,081
Series 2004-O, Class A1
4.864%(c)	08/25/34	A1	1,029	1,033,406
Series 2005-16, Class A16
5.75%	01/25/36	Ba3	302	300,250
Series 2005-AR9, Class 3A1
2.742%(c)	05/25/35	B1	663	610,185
Series 2005-AR13, Class A1
5.254%(c)	05/25/35	Ba3	409	393,485
Series 2006-11, Class A8
6.00%	09/25/36	Caa1	40	37,879
Series 2006-17, Class A1
5.50%	11/25/21	B2	281	280,515
Series 2007-3, Class 3A1
5.50%	04/25/22	Baa3	107	111,240
Series 2007-11, Class A85
6.00%	08/25/37	Caa1	689	655,284
Series 2007-11, Class A96
6.00%	08/25/37	B3	82	77,363

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $205,499,512)				213,559,857

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
Federal Home Loan Mortgage Corp.(a)
5.125%	11/17/17		$8,000	$9,185,328
Federal National Mortgage Assoc.
1.354%(t)	07/05/14		2,800	2,688,409
Financing Corp. FICO,
3.184%(t)	04/05/19		1,500	1,173,765

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $13,097,700)				13,047,502

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 3.4%
Federal Home Loan Mortgage Corp.
4.50%	05/01/41		1,710	1,769,098
5.637%(c)	10/01/36		308	320,446
6.00%	05/01/17-12/01/36		10,575	11,612,641
6.50%	10/01/22-05/01/37		3,313	3,732,019
7.00%	09/01/36		1,029	1,196,710
8.00%	02/01/38		498	550,335
Federal National Mortgage Assoc.
2.49%	10/01/17		1,003	976,560
2.657%(t)	06/01/17		1,675	1,432,690
3.50%	TBA		979	936,169
3.59%	10/01/20		1,400	1,388,806
3.81%	01/01/19		1,352	1,385,784
4.50%	TBA		1,536	1,588,522
4.50%	TBA		2,341	2,414,521
5.00%	12/01/19-02/01/35		1,834	1,977,634
5.50%	01/01/19-02/01/37		4,001	4,352,072
6.00%	09/01/19-08/01/37		18,013	19,797,959
6.268%(c)	09/01/37		543	593,359
6.50%	09/01/22-10/01/38		5,883	6,629,203
7.00%	05/01/17-04/01/37		983	1,114,802
Government National Mortgage Assoc.
6.00%	09/20/36-03/20/41			2,944,276
6.50%	10/15/23-12/20/40		6,489	7,330,551
7.00%	10/20/38-12/20/38		1,630	1,883,792
7.50%	01/20/35		582	682,868
8.00%	05/20/32		1,342	1,557,438

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $76,560,242)				78,168,255

U.S. TREASURY OBLIGATIONS — 10.2%
U.S. Treasury Bonds
4.25%	11/15/40		425	415,438
4.375%	05/15/41		687	685,928
4.50%	02/15/36		1,100	1,136,782
4.75%	02/15/41		230	244,483
8.50%	02/15/20		3,000	4,310,625
U.S. Treasury Notes
0.625%	06/30/12(k)		45	45,176
0.875%	01/31/12(k)		27,970	28,092,369
1.00%	05/15/14(a)		3,715	3,739,668
1.75%	05/31/16(a)		4,025	4,031,279
2.375%	10/31/14-03/31/16		36,000	37,522,787
2.625%	12/31/14		15,000	15,810,930
3.00%	09/30/16-02/28/17		39,640	41,906,222

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. TREASURY OBLIGATIONS (Continued)
3.125%	05/15/19-05/15/21	$ 5,628	$ 5,803,331
3.625%	02/15/21	440	458,803
3.75%	11/15/18	3,000	3,249,843
3.875%	05/15/18	3,000	3,286,173
4.00%	02/15/15	5,000	5,510,940
4.75%	08/15/17	3,345	3,847,272
8.125%	08/15/19	12,573	17,597,284
8.875%	08/15/17(a)	10,465	14,542,258
8.875%	02/15/19	3,000	4,323,750
U.S. Treasury Strip Coupon(t)
2.680%	08/15/18	18,500	15,905,924
2.974%	08/15/19(a)	8,390	6,600,228
3.252%	05/15/20(a)	5,599	4,205,095
3.324%	08/15/20	4,000	2,960,576
4.456%	11/15/27	3,000	1,457,778
4.557%	1/15/29	3,000	1,310,760
4.572%	02/15/30	4,000	1,723,384

TOTAL U.S. TREASURY OBLIGATIONS (cost $221,651,732)			230,725,086

		Shares

UNAFFILIATED MUTUAL FUNDS — 0.1%
Cohen & Steers Infrastructure Fund, Inc.		88,402	1,573,556
Nuveen Municipal Value Fund(a)		28,500	263,910

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $1,621,393)			1,837,466

		Units

WARRANTS*
General Motors Co.,expiring 07/10/16
expiring 07/10/16		9,577	204,941
expiring 07/10/19		9,577	152,557

TOTAL WARRANTS (cost $439,560)			357,498

TOTAL LONG-TERM INVESTMENTS (cost $1,894,865,353)			2,001,794,166

		Shares

SHORT-TERM INVESTMENTS — 18.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 18.5%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $418,906,309;includes $135,932,262 of cashcollateral for securities onloan)(b)(w)(Note 4)		418,906,309	418,906,309

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. TREASURY OBLIGATIONS(k)(n)
U.S. Treasury Bills
0.076%	11/10/11	$35	$34,992
0.08%	11/10/11	145	144,968
0.085%	11/10/11	285	284,938

TOTAL U.S. TREASURY OBLIGATIONS (cost $464,859)			464,898

	Counterparty	Notional Amount (000)#

OPTIONS PURCHASED*
Call Option
Interest Rate Swap Options,
expiring 07/15/11,
Strike Price $3.59	Credit Suisse First Boston Corp.	147	46

Put Options
1 Year Mid Curve Option,
expiring 09/30/11,
Strike Price $98.63		46	1,188
expiring 12/20/11,
Strike Price $98.50		70	8,050
U.S. Treasury Note Futures,
expiring 09/05/11,
Strike Price $121.00		9	3,656
expiring 09/30/11,
Strike Price $121.00		9	8,156

			21,050

TOTAL OPTIONS PURCHASED (cost $28,594)			21,096

TOTAL SHORT-TERM INVESTMENTS
(cost $419,399,762)			419,392,303

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN AND SECURITIES SOLD SHORT(o) — 106.7%
(cost $2,314,265,115)			2,421,186,469

OPTION WRITTEN*
Put Option
1 Year Mid Curve Option,
expiring 12/20/11,
Strike Price $98.25 (premium received $5,534)		28	(5,425)

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SECURITIES SOLD SHORT — (4.6)%	Shares	Value (Note 2)

COMMON STOCKS — (4.0)%
Advertising
Omnicom Group, Inc.	16,340	$(786,934)

Aerospace & Defense — (0.2)%
Boeing Co. (The)	14,920	(1,103,036)
Lockheed Martin Corp.	26,290	(2,128,701)
Raytheon Co.	11,800	(588,230)

		(3,819,967)

Agriculture — (0.1)%
Altria Group, Inc.	52,740	(1,392,863)
Lorillard, Inc.	2,800	(304,836)

		(1,697,699)

Apparel
Polo Ralph Lauren Corp.	1,700	(225,437)

Auto Parts & Equipment
Johnson Controls, Inc.	5,000	(208,300)

Automobile Manufacturers
Ford Motor Co.*	34,720	(478,789)
PACCAR, Inc.	3,700	(189,033)

		(667,822)

Banks — (0.1)%
Cullen/Frost Bankers, Inc.	15,790	(897,661)
Northern Trust Corp.	6,230	(286,331)

		(1,183,992)

Biotechnology
Amgen, Inc.*	2,530	(147,625)
Celgene Corp.*	6,300	(380,016)
Vertex Pharmaceuticals, Inc.*	2,730	(141,933)

		(669,574)

Chemicals — (0.2)%
Ecolab, Inc.	3,310	(186,618)
OM Group, Inc.*	14,250	(579,120)
Praxair, Inc.	20,120	(2,180,807)
Sherwin-Williams Co. (The)	3,480	(291,867)
Valspar Corp. (The)	27,350	(986,241)

		(4,224,653)

Commercial Banks — (0.1)%
Bank of Hawaii Corp.	21,180	(985,294)
Commerce Bancshares, Inc.	5,325	(228,975)
KeyCorp	29,990	(249,817)
UMB Financial Corp.	15,130	(633,644)

		(2,097,730)

Commercial Services — (0.1)%
Automatic Data Processing, Inc.	3,600	(189,648)
Gartner, Inc.*	4,900	(197,421)
Paychex, Inc.	14,700	(451,584)
Quanta Services, Inc.*	9,600	(193,920)
SAIC, Inc.*	19,390	(326,140)

		(1,358,713)

SECURITIES SOLD SHORT (Continued)	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Computers — (0.1)%
Dell, Inc.*	34,660	$(577,782)
Hewlett-Packard Co.	11,420	(415,688)
International Business Machines Corp.	8,400	(1,441,020)
Synopsys, Inc.*	7,300	(187,683)

		(2,622,173)

Construction & Engineering
Aecom Technology Corp.*	13,900	(380,026)

Cosmetics/Personal Care
Estee Lauder Cos., Inc. (The) (Class A Stock)	9,690	(1,019,291)

Diversified Financial Services — (0.1)%
Ameriprise Financial, Inc.	5,250	(302,820)
CME Group, Inc.	1,400	(408,226)
Federated Investors, Inc. (Class B Stock)	20,990	(500,401)
Franklin Resources, Inc.	4,040	(530,412)
T. Rowe Price Group, Inc.	6,150	(371,091)

		(2,112,950)

Diversified Machinery
Rockwell Automation, Inc.	8,100	(702,756)

Diversified Manufacturing — (0.2)%
Dover Corp.	14,160	(960,048)
Eaton Corp.	23,350	(1,201,357)
General Electric Co.	23,860	(450,000)
Ingersoll-Rand PLC (Ireland)	17,780	(807,390)
Pentair, Inc.	4,900	(197,764)
SPX Corp.	4,791	(396,024)

		(4,012,583)

Electric — (0.3)%
American Electric Power Co., Inc.	5,150	(194,052)
Consolidated Edison, Inc.	27,440	(1,460,906)
Dominion Resources, Inc.	26,910	(1,298,946)
Edison International	17,630	(683,163)
Entergy Corp.	4,890	(333,889)
Exelon Corp.	4,030	(172,645)
NRG Energy, Inc.*	9,280	(228,102)
Wisconsin Energy Corp.	38,300	(1,200,705)

		(5,572,408)

Electronic Components & Equipment
Molex, Inc.	15,300	(394,281)

Electronics
Agilent Technologies, Inc.*	7,200	(367,992)
Amphenol Corp. (Class A Stock)	3,700	(199,763)

		(567,755)

Environmental Control
Nalco Holding Co.	18,765	(521,855)

Financial – Bank & Trust
Valley National Bancorp	44,127	(600,562)

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SECURITIES SOLD SHORT
(Continued)	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Food — (0.1)%
H.J. Heinz Co.	5,160	$(274,925)
Hershey Co. (The)	29,610	(1,683,329)
Sara Lee Corp.	15,720	(298,523)
Whole Foods Market, Inc.	2,190	(138,955)

		(2,395,732)

Forest Products & Paper
International Paper Co.	2,360	(70,375)

Hand/Machine Tools
Snap-On, Inc.	3,200	(199,936)

Healthcare Products — (0.1)%
Becton, Dickinson & Co.	2,200	(189,574)
C.R. Bard, Inc.	1,700	(186,762)
Edwards Lifesciences Corp.*	3,610	(314,720)
Henry Schein, Inc.*	2,700	(193,293)
Hill-Rom Holdings, Inc.	8,800	(405,152)
Johnson & Johnson	13,980	(929,950)
Stryker Corp.	9,650	(566,358)
Zimmer Holdings, Inc.*	6,760	(427,232)

		(3,213,041)

Home Builders
MDC Holdings, Inc.	6,060	(149,319)
Ryland Group, Inc. (The)	9,810	(162,159)

		(311,478)

Household Products/Wares — (0.1)%
Church & Dwight Co., Inc.	23,750	(962,825)
Clorox Co.	10,360	(698,678)

		(1,661,503)

Insurance — (0.2)%
American International Group, Inc.*	15,710	(460,617)
Aon Corp.	12,050	(618,165)
Chubb Corp. (The)	10,270	(643,005)
Hartford Financial Services Group, Inc. (The)	8,100	(213,597)
Lincoln National Corp.	1,820	(51,852)
Marsh & McLennan Cos., Inc.	12,600	(392,994)
Principal Financial Group, Inc.	12,210	(371,428)
Progressive Corp. (The)	41,980	(897,532)
Travelers Cos., Inc. (The)	11,580	(676,041)
W.R. Berkley Corp.	31,920	(1,035,485)

		(5,360,716)

Internet Software & Services — (0.1)%
AOL, Inc.*	6,530	(129,686)
eBay, Inc.*	7,890	(254,610)
Google, Inc. (Class A Stock)*	1,140	(577,273)
NetFlix, Inc.*	930	(244,302)
Yahoo!, Inc.*	13,640	(205,146)

		(1,411,017)

Iron/Steel — (0.1)%
AK Steel Holding Corp.	29,990	(472,642)
Cliffs Natural Resources, Inc.	2,770	(256,087)

SECURITIES SOLD SHORT
(Continued)	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Iron/Steel (cont’d.)
Nucor Corp.	8,010	$(330,172)
United States Steel Corp.	11,450	(527,158)

		(1,586,059)

Leisure Time
Harley-Davidson, Inc.	5,400	(221,238)

Lodging — (0.1)%
Choice Hotels International, Inc.	11,890	(396,650)
Las Vegas Sands Corp.*	4,300	(181,503)
Marriott International, Inc. (Class A Stock)	5,200	(184,548)
Starwood Hotels & Resorts Worldwide, Inc.	12,270	(687,611)

		(1,450,312)

Machinery – Construction & Mining
Caterpillar, Inc.	6,630	(705,830)

Media — (0.2)%
New York Times Co. (The) (Class A Stock)*	54,140	(472,101)
News Corp. (Class B Stock)	71,280	(1,288,742)
Scripps Networks Interactive, Inc. (Class A Stock)	19,470	(951,694)
Time Warner Cable, Inc.	9,040	(705,481)
Viacom, Inc. (Class B Stock)	10,800	(550,800)
Washington Post Co. (The) (Class B Stock)	2,060	(863,037)

		(4,831,855)

Metal Fabricate/Hardware — (0.1)%
Tenaris SA, ADR (Luxembourg)	33,280	(1,521,894)

Metals & Mining
Stillwater Mining Co.*	9,400	(206,894)
Vale SA, ADR (Brazil)	8,060	(257,517)

		(464,411)

Oil & Gas — (0.1)%
Denbury Resources, Inc.*	1,670	(33,400)
Diamond Offshore Drilling, Inc.	4,300	(302,763)
Encana Corp. (Canada)	8,680	(267,257)
EQT Corp.	2,690	(141,279)
Exxon Mobil Corp.	7,660	(623,371)
Sunoco, Inc.	3,870	(161,418)
Tesoro Corp.*	13,660	(312,950)
Weatherford International Ltd. (Switzerland)*	9,840	(184,500)

		(2,026,938)

Pharmaceuticals — (0.1)%
Bristol-Myers Squibb Co.	9,670	(280,044)
Eli Lilly & Co.	49,370	(1,852,856)
Forest Laboratories, Inc.*	11,580	(455,557)
Isis Pharmaceuticals, Inc.*	15,000	(137,400)
Mead Johnson Nutrition Co.	4,700	(317,485)

		(3,043,342)

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SECURITIES SOLD SHORT
(Continued)	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Real Estate Investment Trusts — (0.4)%
American Campus Communities, Inc.	17,720	$(629,414)
BioMed Realty Trust, Inc.	19,760	(380,182)
Equity LifeStyle Properties, Inc.	3,760	(234,775)
Equity One, Inc.	29,100	(542,424)
Equity Residential	6,230	(373,800)
Essex Property Trust, Inc.	2,790	(377,459)
Extra Space Storage, Inc.	51,220	(1,092,523)
Federal Realty Investment Trust	12,050	(1,026,419)
Highwoods Properties, Inc.	16,470	(545,651)
Hudson Pacific Properties, Inc.	6,220	(96,597)
National Retail Properties, Inc.	12,720	(311,767)
Pennsylvania Real Estate Investment Trust	11,500	(180,550)
Realty Income Corp.	14,290	(478,572)
SL Green Realty Corp.	1,330	(110,217)
Tanger Factory Outlet Centers	12,800	(342,656)
Taubman Centers, Inc.	15,310	(906,352)
Washington Real Estate Investment Trust	8,700	(282,924)

		(7,912,282)

Retail — (0.1)%
Dollar General Corp.*	11,200	(379,568)
Guess?, Inc.	4,600	(193,476)
Home Depot, Inc. (The)	5,400	(195,588)
Nordstrom, Inc.	5,800	(272,252)
Phillips-Van Heusen Corp.	6,000	(392,820)
Wal-Mart Stores, Inc.	8,460	(449,564)

		(1,883,268)

Semiconductors — (0.3)%
Atmel Corp*	11,460	(161,242)
Cypress Semiconductor Corp.	28,730	(607,352)
Intel Corp.	64,000	(1,418,240)
Linear Technology Corp.	55,170	(1,821,714)
Microchip Technology, Inc.	45,650	(1,730,592)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	40,220	(507,174)
Texas Instruments, Inc.	15,740	(516,744)

		(6,763,058)

Software — (0.1)%
Electronic Arts, Inc.*	33,510	(790,836)
Fiserv, Inc.*	3,010	(188,517)
THQ, Inc.*	53,981	(195,411)

		(1,174,764)

Telecommunications — (0.1)%
AT&T, Inc.	51,890	(1,629,865)
Ciena Corp.*	6,660	(122,411)
JDS Uniphase Corp.*	10,580	(176,263)
Motorola Solutions, Inc.*	9,321	(429,139)
Nokia Oyj, ADR (Finland)	45,330	(291,018)
SBA Communications Corp. (Class A Stock)*	7,300	(278,787)

		(2,927,483)

SECURITIES SOLD SHORT
(Continued)		Shares	Value (Note 2)

COMMON STOCKS (Continued)
Transportation — (0.2)%
FedEx Corp.		5,430	$(515,036)
Heartland Express, Inc.		50,040	(828,662)
Knight Transportation, Inc.		23,810	(404,532)
Old Dominion Freight Line, Inc.*		5,200	(193,960)
United Parcel Service, Inc. (Class B Stock)		10,080	(735,134)
Werner Enterprises, Inc.		26,460	(662,823)

			(3,340,147)

Water
Aqua America, Inc.		26,040	(572,359)

TOTAL COMMON STOCKS
(proceeds received $84,001,450)			(90,496,499)

EXCHANGE TRADED FUNDS — (0.3)%
Consumer Discretionary Select Sector SPDR Fund		19,400	(780,074)
Energy Select Sector SPDR Fund		5,200	(391,820)
Health Care Select Sector SPDR Fund		11,000	(390,720)
Materials Select Sector SPDR Fund		10,100	(397,738)
SPDR S&P 500 ETF Trust		17,690	(2,334,549)
Technology Select Sector SPDR Fund		7,700	(197,890)
Utilities Select Sector SPDR Fund		42,084	(1,408,973)

TOTAL EXCHANGE TRADED FUNDS (proceeds received $5,690,507)			(5,901,764)

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — (0.3)%
Federal National Mortgage Assoc.
4.00%	TBA	$1,957	(1,957,000)
5.50%	TBA	927	(1,002,319)
5.50%	TBA	3,901	(4,210,033)

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (proceeds received $7,177,823)			(7,169,352)

TOTAL SECURITIES SOLD SHORT (proceeds received $96,869,780)			(103,567,615)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN AND SECURITIES SOLD SHORT(o) — 102.1% (cost $2,217,389,801)			2,317,613,429
Other liabilities in excess of other assets(x) — (2.1)%			(48,927,002)

NET ASSETS — 100.0%			$2,268,686,427

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVA	Certificate Van Aandelen (Bearer)

CVT	Convertible Security

ETF	Exchange Traded Fund

FHLMC	Federal Home Loan Mortgage Corporation

FICO	Financing Corporation

GDR	Global Depositary Receipt

GNMA	Government National Mortgage Association

IO	Interest Only

LIBOR	London Interbank Offered Rate

MTF	Multilateral Trading Facility

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

NVDR	Non-voting Depositary Receipt

PIK	Payment-in-Kind

PO	Principal Only

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipts

TBA	To Be Announced

XHKG	Hong Kong Stock Exchange

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

NOK	Norwegian Krone

SEK	Swedish Krona

SGD	Singapore Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $132,654,536; cash collateral of $135,932,262 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.

(d)	Standard & Poor’s rating.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of June 30, 2011, 122 securities representing $125,352,062 and 5.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(r)	Less than $1,000 par.

(t)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2011.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 –Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Positions:
11	30 Day Fed Fund	Jul. 2011	$4,575,428	$4,579,116	$3,688
6	30 Day Fed Fund	Nov. 2011	2,493,825	2,496,075	2,250
6	30 Day Fed Fund	Oct. 2011	2,494,825	2,496,450	1,625
18	90 Day Euro Dollar	Dec. 2014	4,350,600	4,358,925	8,325
5	90 Day Euro Dollar	Jun. 2014	1,218,763	1,217,125	(1,638)
30	2 Year U.S. Treasury Notes	Sep. 2011	6,570,797	6,580,313	9,516
318	5 Year U.S. Treasury Notes	Sep. 2011	37,643,250	37,904,110	260,860
103	10 Year Australian Bonds	Sep. 2011	83,835,049	83,852,742	17,693
267	10 Year Canadian Bonds	Sep. 2011	34,225,942	34,325,605	99,663
319	10 Year U.K. Gilt	Sep. 2011	61,435,312	61,514,517	79,205
964	20 Year U.S. Treasury Bonds	Sep. 2011	119,226,664	118,602,125	(624,539)
431	Amsterdam Index	Jul. 2011	42,051,220	42,469,982	418,762
253	DAX Index	Sep. 2011	66,163,172	67,796,684	1,633,512
1,171	S&P 500 E-Mini	Sep. 2011	74,755,773	77,022,525	2,266,752
487	S&P/TSX 60 Index	Sep. 2011	76,344,839	76,974,732	629,893
5	Topix Index	Sep. 2011	500,031	527,607	27,576

					4,833,143

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Futures contracts open at June 30, 2011 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation (Depreciation)(1)
Short Positions:
36	30 Day Fed Fund	Mar. 2012	$14,951,529	$14,965,197	$(13,668)
5	90 Day Bank Bill	Sep. 2011	1,230,261	1,229,227	1,034
20	90 Day Bank Bill	Dec. 2011	4,893,809	4,905,670	(11,861)
24	90 Day Euro Dollar	Sep. 2011	5,975,937	5,979,300	(3,363)
3	90 Day Euro Dollar	Dec. 2011	744,225	746,850	(2,625)
11	90 Day Euro Dollar	Mar. 2012	2,732,000	2,736,663	(4,663)
22	90 Day Euro Dollar	Jun. 2012	5,461,787	5,466,175	(4,388)
12	90 Day Euro Dollar	Sep. 2012	2,967,512	2,975,400	(7,888)
29	90 Day Euro Dollar	Dec. 2012	7,151,800	7,172,425	(20,625)
4	90 Day Euro Dollar	Mar. 2013	982,975	986,800	(3,825)
4	90 Day Euro Dollar	Jun. 2013	986,088	984,150	1,938
159	2 Year U.S. Treasury Notes	Sep. 2011	34,919,219	34,875,656	43,563
2,078	5 Year U.S. Treasury Notes	Sep. 2011	246,018,200	247,687,860	(1,669,660)
236	10 Year Euro-Bund	Sep. 2011	42,868,471	42,943,937	(75,466)
34	10 Year Japanese Bonds	Sep. 2011	59,456,183	59,565,990	(109,807)
274	10 Year U.S. Treasury Notes	Sep. 2011	33,526,969	33,517,906	9,063
2	20 Year U.S. Treasury Bonds	Sep. 2011	251,187	246,062	5,125
1,439	Euro Stoxx 50	Sep. 2011	58,014,183	59,431,422	(1,417,239)
399	FTSE	Sep. 2011	37,798,281	38,718,755	(920,474)
146	IBEX 35 Index	Jul. 2011	21,178,486	21,750,312	(571,826)
1,198	OMXS30 Index	Jul. 2011	20,885,204	21,118,226	(233,022)
130	Russell 2000 Mini	Sep. 2011	10,185,500	10,730,200	(544,700)
97	S&P 500 E-Mini	Sep. 2011	6,140,827	6,380,175	(239,348)
160	SPI 200 Index	Sep. 2011	19,387,362	19,739,157	(351,795)

					(6,145,520)

					$(1,312,377)

(1)	Cash of $2,294,000 and U.S. Treasury Securities with a market value of $26,272,293 have been segregated to cover requirements for open futures contracts as of June 30, 2011.

Forward foreign currency exchange contracts outstanding at June 30, 2011:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 08/09/11	Deutsche Bank	AUD	9,604	$10,272,368	$10,246,731	$(25,637)
British Pound,
Expiring 08/09/11	Citigroup Global Markets	GBP	415	675,569	665,713	(9,856)
Expiring 08/09/11	Citigroup Global Markets	GBP	360	581,666	577,544	(4,122)
Expiring 08/09/11	Morgan Stanley	GBP	649	1,061,151	1,041,739	(19,412)
Expiring 09/12/11	Morgan Stanley	GBP	400	642,900	641,379	(1,521)
Expiring 09/12/11	State Street Bank	GBP	500	797,760	801,724	3,964
Canadian Dollar,
Expiring 08/09/11	State Street Bank	CAD	251	261,218	259,464	(1,754)
Expiring 09/27/11	Hong Kong & Shanghai Bank	CAD	1,119	1,146,005	1,158,121	12,116
Euro,
Expiring 08/09/11	Deutsche Bank	EUR	761	1,087,477	1,102,445	14,968
Expiring 08/09/11	Pacific Crest Capital, Inc.	EUR	1,534	2,203,133	2,221,634	18,501
Expiring 09/12/11	BNP Paribas	EUR	1,822	2,594,377	2,636,839	42,462
Expiring 09/27/11	State Street Bank	EUR	282	400,759	407,253	6,494
Hong Kong Dollar,
Expiring 08/09/11	Citigroup Global Markets	HKD	6,500	835,285	835,511	226
Expiring 08/09/11	Pacific Crest Capital, Inc.	HKD	5,899	758,707	758,291	(416)
Expiring 08/09/11	Pacific Crest Capital, Inc.	HKD	5,033	647,876	646,956	(920)
Expiring 08/09/11	UBS Securities	HKD	3,700	476,327	475,599	(728)
Expiring 09/12/11	Pacific Crest Capital, Inc.	HKD	5,000	642,670	642,860	190
Expiring 09/27/11	Barclays Capital Group	HKD	2,800	359,525	360,016	491

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen,
Expiring 08/09/11	Pacific Crest Capital, Inc.	JPY	217,607	$2,648,169	$2,703,592	$55,423
Expiring 08/09/11	RBC Dominion Securities	JPY	29,225	359,659	363,098	3,439
Expiring 09/12/11	Bank of New York Mellon	JPY	39,404	492,872	489,671	(3,201)
Expiring 09/12/11	Deutsche Bank	JPY	40,864	510,000	507,810	(2,190)
Norwegian Krone,
Expiring 08/09/11	UBS Securities	NOK	2,509	470,630	463,830	(6,800)
Singapore Dollar,
Expiring 08/10/11	UBS Securities	SGD	1,729	1,407,757	1,407,776	19
Expiring 09/27/11	Barclays Capital Group	SGD	349	282,079	283,850	1,771
Swedish Krona,
Expiring 08/09/11	UBS Securities	SEK	16,478	2,699,888	2,598,912	(100,976)
Expiring 09/27/11	Royal Bank of Scotland	SEK	4,392	685,733	690,767	5,034
Swiss Franc,
Expiring 08/09/11	Deutsche Bank	CHF	2,354	2,730,442	2,800,969	70,527
Expiring 09/27/11	Hong Kong & Shanghai Bank	CHF	565	672,702	672,469	(233)

				$38,404,704	$38,462,563	$57,859

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/12/11	Barclays Capital Group	AUD	4,519	$4,734,379	$4,800,293	$(65,914)
Expiring 09/12/11	RBC Dominion Securities	AUD	800	842,160	849,817	(7,657)
Expiring 09/27/11	Hong Kong & Shanghai Bank	AUD	177	184,452	188,087	(3,635)
British Pound,
Expiring 08/09/11	Deutsche Bank	GBP	5,884	9,707,512	9,438,627	268,885
Expiring 08/09/11	Deutsche Bank	GBP	148	239,184	237,098	2,086
Expiring 08/09/11	Pacific Crest Capital, Inc.	GBP	558	902,980	894,849	8,131
Expiring 09/12/11	Barclays Capital Group	GBP	11,841	19,437,899	18,985,852	452,047
Expiring 09/12/11	Deutsche Bank	GBP	2,600	4,148,159	4,168,966	(20,807)
Expiring 09/27/11	Hong Kong & Shanghai Bank	GBP	164	261,972	262,896	(924)
Canadian Dollar,
Expiring 08/09/11	Deutsche Bank	CAD	1,942	2,031,464	2,011,062	20,402
Expiring 09/12/11	Barclays Capital Group	CAD	1,040	1,060,842	1,076,524	(15,682)
Euro,
Expiring 08/09/11	Barclays Capital Group	EUR	471	688,092	681,661	6,431
Expiring 08/09/11	Morgan Stanley	EUR	275	396,723	397,763	(1,040)
Expiring 08/09/11	Morgan Stanley	EUR	253	357,874	366,307	(8,433)
Expiring 08/09/11	Pacific Crest Capital, Inc.	EUR	1,894	2,814,473	2,743,913	70,560
Expiring 08/09/11	RBC Dominion Securities	EUR	249	357,171	360,488	(3,317)
Expiring 08/09/11	State Street Bank	EUR	317	454,382	459,622	(5,240)
Expiring 09/12/11	Barclays Capital Group	EUR	17,602	25,660,100	25,470,580	189,520
Expiring 09/12/11	BNP Paribas	EUR	835	1,197,672	1,208,267	(10,595)
Expiring 09/12/11	Deutsche Bank	EUR	499	715,864	721,707	(5,843)
Expiring 09/27/11	Hong Kong & Shanghai Bank	EUR	1,424	2,023,499	2,060,038	(36,539)
Hong Kong Dollar,
Expiring 08/09/11	UBS Securities	HKD	27,528	3,545,146	3,538,462	6,684
Expiring 09/12/11	Barclays Capital Group	HKD	10,591	1,361,770	1,361,637	133
Expiring 09/27/11	Hong Kong & Shanghai Bank	HKD	19,741	2,535,287	2,538,269	(2,982)
Japanese Yen,
Expiring 08/09/11	Deutsche Bank	JPY	27,924	342,053	346,927	(4,874)
Expiring 08/09/11	Morgan Stanley	JPY	64,992	806,826	807,477	(651)
Expiring 08/09/11	State Street Bank	JPY	40,730	502,512	506,039	(3,527)
Expiring 09/12/11	Barclays Capital Group	JPY	41,088	512,652	510,593	2,059
Expiring 09/12/11	Morgan Stanley	JPY	59,891	745,496	744,257	1,239
Expiring 09/27/11	Hong Kong & Shanghai Bank	JPY	60,101	746,076	746,948	(872)
Singapore Dollar,
Expiring 09/12/11	Barclays Capital Group	SGD	1,272	1,033,363	1,035,870	(2,507)

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Swedish Krona,
Expiring 08/09/11	Barclays Capital Group	SEK	2,313	$367,210	$364,760	$2,450
Swiss Franc,
Expiring 08/09/11	Citigroup Global Markets	CHF	878	1,032,550	1,044,889	(12,339)
Expiring 08/09/11	RBC Dominion Securities	CHF	1,678	1,997,113	1,995,828	1,285

				$93,744,907	$92,926,373	$818,534

Cross currency exchange contracts outstanding at June 30, 2011:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
08/09/11	Buy	CHF	281	JPY	26,880	$(5)	Barclays Capital Group
08/09/11	Buy	CHF	282	GBP	205	6,717	Pacific Crest Capital, Inc.
08/09/11	Buy	EUR	337	AUD	454	3,602	RBC Dominion Securities
08/09/11	Buy	GBP	238	JPY	31,721	(12,521)	Pacific Crest Capital, Inc.
08/09/11	Buy	GBP	363	CHF	515	(31,449)	Deutsche Bank
08/09/11	Buy	GBP	367	SEK	3,700	5,683	Barclays Capital Group

						$(27,973)

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	07/10/16	$1,956	1.84%	3 month LIBOR	$18,183	$—	$18,183
Barclays Bank PLC(2)	07/10/21	1,058	3.12%	3 month LIBOR	(14,106)	—	(14,106)
Citigroup, Inc.(1)	06/30/41	643	3.95%	3 month LIBOR	13,161	—	13,161
Deutsche Bank AG(1)	06/16/16	1,540	2.15%	3 month LIBOR	(12,791)	—	(12,791)
Deutsche Bank AG(1)	08/09/16	5,688	1.98%	3 month LIBOR	32,668	—	32,668
Deutsche Bank AG(2)	08/09/41	1,533	4.05%	3 month LIBOR	(13,293)	—	(13,293)
Deutsche Bank AG(2)	05/15/18	2,300	2.62%	3 month LIBOR	(15,082)	—	(15,082)
Deutsche Bank AG(2)	06/16/21	847	3.33%	3 month LIBOR	6,572	—	6,572

					$15,312	$—	$15,312

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio receives the fixed rate and pays the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices – Sell Protection(1)
Barclays Bank PLC	12/13/49	$250	0.62%	CMBX.NA.AA.3.V1	$(155,825)	$(169,146)	$13,321
Citigroup, Inc.	03/15/49	320	0.25%	CMBX.NA.A.2.V1	(153,591)	(147,535)	(6,056)
Citigroup, Inc.	02/17/49	300	0.96%	CMBX.NA.AJ.V1	(91,948)	(95,269)	3,321
Deutsche Bank AG	03/15/49	240	0.25%	CMBX.NA.A.2.V1	(115,193)	(118,883)	3,690
Morgan Stanley Capital Services, Inc.	03/15/49	240	0.25%	CMBX.NA.A.2.V1	(115,193)	(118,883)	3,690
Morgan Stanley Capital Services, Inc.	12/13/49	120	0.62%	CMBX.NA.AA.3.V1	(74,796)	(81,481)	6,685

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices – Sell Protection(1) (continued)

Morgan Stanley Capital Services, Inc.	02/17/41	$250	0.35%	CMBX.NA.AAA.V1	$(14,207)	$(21,640)	$7,433
UBS AG	06/20/16	1,050	1.00%	CDX.NA.IG.16	4,240	1,735	2,505

					$(716,513)	$(751,102)	$34,589

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1)

Barclays Bank PLC	09/20/16	$850	5.00%	Block Financial, LLC, 5.125%, due 10/30/14	3.919%	$42,548	$36,391	$6,157
Barclays Bank PLC	03/20/13	230	5.00%	Caesar’s Entertainment, 5.625%, due 06/01/15	6.466%	(5,158)	(3,990)	(1,168)
Barclays Bank PLC	06/20/13	120	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	6.157%	(2,410)	(11,417)	9,007
Barclays Bank PLC	06/20/13	170	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	6.157%	(3,413)	(15,146)	11,733
Barclays Bank PLC	03/20/14	120	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	7.723%	(7,897)	(5,682)	(2,215)
Barclays Bank PLC	09/20/14	100	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	8.685%	(10,279)	(5,835)	(4,444)
Barclays Bank PLC	09/20/16	450	1.00%	Conagra Foods, Inc., 7.00%, due 10/01/28	1.116%	(2,436)	(1,666)	(770)
Barclays Bank PLC	06/20/12	100	5.00%	Dixon’s Retail PLC, 8.75%, due 08/03/15	4.094%	1,471	(3,669)	5,140
Barclays Bank PLC	06/20/12	60	5.00%	Dixon’s Retail PLC, 8.75%, due 08/03/15	4.094%	882	(2,246)	3,128
Barclays Bank PLC	06/20/13	300	5.00%	Dixon’s Retail PLC, 8.75%, due 08/03/15	7.359%	(17,747)	(24,641)	6,894
Barclays Bank PLC	06/20/13	200	5.00%	Dixon’s Retail PLC, 8.75%, due 08/03/15	7.359%	(11,905)	(16,493)	4,588
Barclays Bank PLC	09/20/13	240	5.00%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	8.249%	(14,914)	(8,528)	(6,386)
Barclays Bank PLC	09/20/13	50	5.00%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	8.249%	(3,108)	(3,260)	152
Barclays Bank PLC	06/20/14	50	5.00%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	9.196%	(5,084)	(3,318)	(1,766)
Barclays Bank PLC	06/20/13	50	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	10.740%	(4,844)	(4,456)	(388)
Barclays Bank PLC	06/20/13	50	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	10.740%	(4,843)	(4,688)	(155)
Barclays Bank PLC	06/20/13	50	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	10.740%	(4,843)	(5,673)	830
Barclays Bank PLC	03/20/14	60	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.063%	(9,161)	(3,633)	(5,528)
Barclays Bank PLC	03/20/14	120	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.063%	(16,594)	(7,799)	(8,795)
Barclays Bank PLC	03/20/14	100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.063%	(15,268)	(8,123)	(7,145)
Barclays Bank PLC	06/20/14	60	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.424%	(10,235)	(4,440)	(5,795)

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)

Barclays Bank PLC	12/20/12	$50	5.00%	First Data Corp., 9.875%, due 09/24/15	2.551%	$1,868	$(1,170)	$3,038
Barclays Bank PLC	12/20/12	20	5.00%	First Data Corp., 9.875%, due 09/24/15	2.551%	748	(271)	1,019
Barclays Bank PLC	12/20/12	120	5.00%	First Data Corp., 9.875%, due 09/24/15	2.551%	4,482	(447)	4,929
Barclays Bank PLC	12/20/12	120	5.00%	First Data Corp., 9.875%, due 09/24/15	2.551%	4,556	(490)	5,046
Barclays Bank PLC	12/20/13	240	5.00%	First Data Corp., 9.875%, due 09/24/15	4.194%	4,952	(11,779)	16,731
Barclays Bank PLC	09/20/16	250	1.00%	Freeport-McMoRan, 8.375%, due 04/01/17	1.439%	(5,300)	(2,947)	(2,353)
Barclays Bank PLC	06/20/13	230	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	14.560%	(37,632)	(4,177)	(33,455)
Barclays Bank PLC	06/20/13	150	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	14.560%	(24,543)	(4,949)	(19,594)
Barclays Bank PLC	06/20/13	50	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	14.560%	(8,181)	(8,076)	(105)
Barclays Bank PLC	03/20/14	150	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16.251%	(36,642)	(7,451)	(29,191)
Barclays Bank PLC	06/20/14	100	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16.648%	(26,828)	(14,380)	(12,448)
Barclays Bank PLC	06/20/14	100	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16.648%	(26,828)	(14,366)	(12,462)
Barclays Bank PLC	06/20/14	100	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16.648%	(26,827)	(15,335)	(11,492)
Barclays Bank PLC	06/20/14	50	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16.648%	(13,414)	(13,307)	(107)
Barclays Bank PLC	03/20/14	50	5.00%	Level 3 Communications, 9.00%, due 10/15/13	3.950%	1,438	(2,714)	4,152
Barclays Bank PLC	06/20/16	116	5.00%	Levi Strauss & Co., 8.875%, due 04/01/16	5.482%	(2,160)	857	(3,017)
Barclays Bank PLC	12/20/12	20	1.00%	Realogy Corp., 10.50%, due 04/15/14	4.360%	214	(966)	1,180
Barclays Bank PLC	09/20/12	50	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	3.885%	747	(549)	1,296
Barclays Bank PLC	12/20/13	50	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	6.017%	(1,087)	(2,182)	1,095
Barclays Bank PLC	09/20/16	250	1.00%	Safeway, Inc., 7.25%, due 02/01/31	1.169%	(2,012)	(1,950)	(62)
Barclays Bank PLC	09/20/16	250	5.00%	Standard Pacific Corp., 7.00%, due 08/15/15	4.635%	4,490	1,501	2,989
Barclays Bank PLC	09/20/16	450	5.00%	Standard Pacific Corp., 7.00%, due 08/15/15	4.635%	8,082	5,559	2,523
Barclays Bank PLC	09/20/14	90	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	5.760%	(1,843)	(4,076)	2,233
Barclays Bank PLC	12/20/11	100	5.00%	Texas Competitive, 10.25%, due 11/01/15	8.275%	(1,381)	(6,527)	5,146
Barclays Bank PLC	06/20/12	60	5.00%	Texas Competitive, 10.25%, due 11/01/15	9.236%	(2,292)	(3,166)	874
BNP Paribas	06/20/14	100	5.00%	Boyd Gaming Corp., 6.75%, due 04/15/14	5.678%	(1,692)	(2,518)	826
BNP Paribas	06/20/14	200	5.00%	Gannett Co., Inc., 6.375%, due 04/01/12	1.779%	18,927	19,023	(96)
BNP Paribas	06/20/14	100	5.00%	Gannett Co., Inc., 6.375%, due 04/01/12	1.779%	9,463	9,201	262
BNP Paribas	03/20/14	120	5.00%	Level 3 Communications, 9.00%, due 10/15/13	3.950%	3,450	(4,664)	8,114

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
BNP Paribas	03/20/14	$100	5.00%	Level 3 Communications, 9.00%, due 10/15/13	3.950%	$2,876	$(5,617)	$8,493
BNP Paribas	06/20/16	40	5.00%	Levi Strauss & Co., 8.875%, due 04/01/16	5.482%	(745)	518	(1,263)
BNP Paribas	09/20/13	100	5.00%	Liz Claiborne, Inc., 5.00%, due 07/08/13	5.370%	(615)	(3,087)	2,472
BNP Paribas	09/20/16	250	1.00%	Safeway, Inc., 7.25%, due 02/01/31	1.169%	(2,012)	(2,610)	598
BNP Paribas	12/20/15	50	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.707%	(3,099)	(3,389)	290
BNP Paribas	12/20/15	50	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.707%	(3,098)	(3,590)	492
BNP Paribas	12/20/15	50	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.707%	(3,098)	(3,592)	494
BNP Paribas	03/20/16	110	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.859%	(7,729)	(8,817)	1,088
BNP Paribas	03/20/16	110	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.859%	(7,729)	(9,180)	1,451
BNP Paribas	03/20/16	60	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.859%	(4,215)	(5,411)	1,196
BNP Paribas	03/20/16	90	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.859%	(6,323)	(8,075)	1,752
BNP Paribas	06/20/12	60	5.00%	Texas Competitive, 10.25%, due 11/01/15	9.236%	(2,292)	(2,014)	(278)
BNP Paribas	06/20/12	60	5.00%	Texas Competitive, 10.25%, due 11/01/15	9.236%	(2,292)	(1,560)	(732)
Citigroup, Inc.	12/20/12	120	5.00%	Block Financial, LLC, 5.125%, due 10/30/14	2.303%	4,904	(1,346)	6,250
Citigroup, Inc.	03/20/13	330	5.00%	Block Financial, LLC, 5.125%, due 10/30/14	2.517%	14,363	906	13,457
Citigroup, Inc.	03/20/13	220	5.00%	Caesar’s Entertainment, 5.625%, due 06/01/15	6.466%	(4,934)	(2,852)	(2,082)
Citigroup, Inc.	03/20/13	50	5.00%	Caesar’s Entertainment, 5.625%, due 06/01/15	6.466%	(1,122)	(1,102)	(20)
Citigroup, Inc.	03/20/13	50	5.00%	Caesar’s Entertainment, 5.625%, due 06/01/15	6.466%	(1,122)	(1,242)	120
Citigroup, Inc.	03/20/13	50	5.00%	Caesar’s Entertainment, 5.625%, due 06/01/15	6.466%	(1,122)	(1,251)	129
Citigroup, Inc.	03/20/14	120	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	7.723%	(7,897)	(5,692)	(2,205)
Citigroup, Inc.	03/20/14	150	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	7.723%	(9,871)	(4,028)	(5,843)
Citigroup, Inc.	03/20/14	100	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	7.723%	(6,581)	(3,204)	(3,377)
Citigroup, Inc.	03/20/14	230	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	7.723%	(15,136)	(7,628)	(7,508)
Citigroup, Inc.	06/20/12	60	5.00%	Dixon’s Retail PLC, 8.75%, due 08/03/15	4.094%	882	(2,207)	3,089
Citigroup, Inc.	06/20/13	50	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	10.740%	(4,844)	(4,980)	136
Citigroup, Inc.	06/20/13	50	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	10.740%	(4,843)	(5,236)	393
Citigroup, Inc.	06/20/13	50	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	10.740%	(4,844)	(5,515)	671

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
Citigroup, Inc.	12/20/13	$120	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	11.627%	$(16,045)	$(4,731)	$(11,314)
Citigroup, Inc.	12/20/13	120	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	11.627%	(16,045)	(4,211)	(11,834)
Citigroup, Inc.	06/20/14	100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.424%	(17,058)	(13,380)	(3,678)
Citigroup, Inc.	03/20/15	350	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.972%	(73,689)	(29,973)	(43,716)
Citigroup, Inc.	12/20/12	50	5.00%	First Data Corp., 9.875%, due 09/24/15	2.551%	1,868	(1,170)	3,038
Citigroup, Inc.	12/20/12	120	5.00%	Harrah’s Operating Co.,Inc., 5.625%, due 06/01/15	5.979%	(1,484)	(2,865)	1,381
Citigroup, Inc.	03/20/13	100	5.00%	Liz Claiborne, Inc., 5.00%, due 07/08/13	4.764%	544	(2,042)	2,586
Citigroup, Inc.	03/20/13	100	5.00%	Liz Claiborne, Inc., 5.00%, due 07/08/13	4.764%	544	(2,047)	2,591
Citigroup, Inc.	03/20/13	100	5.00%	Liz Claiborne, Inc., 5.00%, due 07/08/13	4.763%	544	(515)	1,059
Citigroup, Inc.	06/20/14	100	5.00%	Liz Claiborne, Inc., 5.00%, due 07/08/13	6.292%	(3,263)	(4,298)	1,035
Citigroup, Inc.	06/20/14	100	5.00%	Liz Claiborne, Inc., 5.00%, due 07/08/13	6.292%	(3,263)	(4,298)	1,035
Citigroup, Inc.	06/20/14	50	5.00%	McClatchy Corp., 5.75%, due 09/01/17	6.996%	(2,606)	(2,177)	(429)
Citigroup, Inc.	03/20/15	50	5.00%	McClatchy Corp., 5.75%, due 09/01/17	8.192%	(5,020)	(2,247)	(2,773)
Citigroup, Inc.	03/20/15	50	5.00%	McClatchy Corp., 5.75%, due 09/01/17	8.192%	(5,019)	(2,235)	(2,784)
Citigroup, Inc.	03/20/15	100	5.00%	McClatchy Corp., 5.75%, due 09/01/17	8.192%	(10,038)	(3,615)	(6,423)
Citigroup, Inc.	03/20/15	190	5.00%	McClatchy Corp., 5.75%, due 09/01/17	8.192%	(19,074)	(7,300)	(11,774)
Citigroup, Inc.	09/20/16	500	1.00%	MetLife, Inc., 5.00%, due 06/15/15	1.541%	(13,022)	(16,346)	3,324
Citigroup, Inc.	12/20/12	100	1.00%	Realogy Corp., 10.50%, due 04/15/14	4.360%	1,068	(4,316)	5,384
Citigroup, Inc.	12/20/12	120	5.00%	Realogy Corp., 10.50%, due 04/15/14	4.360%	1,281	(5,107)	6,388
Citigroup, Inc.	12/20/12	120	5.00%	Realogy Corp., 10.50%, due 04/15/14	4.360%	1,281	(6,077)	7,358
Citigroup, Inc.	12/20/13	120	5.00%	Realogy Corp., 10.50%, due 04/15/14	5.961%	(2,440)	(12,533)	10,093
Citigroup, Inc.	06/20/14	100	5.00%	Realogy Corp., 10.50%, due 04/15/14	6.478%	(3,761)	(5,067)	1,306
Citigroup, Inc.	09/20/14	100	5.00%	Realogy Corp., 10.50%, due 04/15/14	6.675%	(4,580)	(6,041)	1,461
Citigroup, Inc.	12/20/13	120	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	6.017%	(2,609)	(5,237)	2,628
Citigroup, Inc.	12/20/15	120	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.707%	(7,436)	(4,894)	(2,542)
Credit Suisse International	03/20/14	50	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	6.468%	(1,744)	(2,023)	279
Credit Suisse International	03/20/16	100	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.859%	(7,026)	(8,963)	1,937
Credit Suisse International	03/20/16	30	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.859%	(2,108)	(3,260)	1,152

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST JPMORGAN STRATEGIC OPPORTUNITITES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
Deutsche Bank AG	09/20/16	$100	5.00%	Amkor Technologies, Inc., 9.25%, due 06/01/16	4.603%	$1,919	$2,210	$(291)
Deutsche Bank AG	03/20/13	120	5.00%	Block Financial, LLC, 5.125%, due 10/30/14	2.517%	5,223	426	4,797
Deutsche Bank AG	09/20/16	150	5.00%	Block Financial, LLC, 5.125%, due 10/30/14	3.919%	7,509	6,287	1,222
Deutsche Bank AG	06/20/14	90	5.00%	Boyd Gaming Corp., 6.75%, due 04/15/14	5.678%	(1,524)	(1,502)	(22)
Deutsche Bank AG	06/20/14	450	5.00%	Boyd Gaming Corp., 6.75%, due 04/15/14	5.678%	(7,618)	(3,983)	(3,635)
Deutsche Bank AG	06/20/14	450	5.00%	Boyd Gaming Corp., 6.75%, due 04/15/14	5.678%	(7,619)	(3,563)	(4,056)
Deutsche Bank AG	06/20/14	250	5.00%	Boyd Gaming Corp., 6.75%, due 04/15/14	5.678%	(4,233)	(3,747)	(486)
Deutsche Bank AG	06/20/14	350	5.00%	Boyd Gaming Corp., 6.75%, due 04/15/14	5.678%	(5,925)	(6,092)	167
Deutsche Bank AG	03/20/13	100	5.00%	Caesar’s Entertainment, 5.625%, due 06/01/15	6.466%	(2,243)	(1,509)	(734)
Deutsche Bank AG	03/20/13	260	5.00%	Caesar’s Entertainment, 5.625%, due 06/01/15	6.466%	(5,831)	(4,277)	(1,554)
Deutsche Bank AG	03/20/13	260	5.00%	Caesar’s Entertainment, 5.625%, due 06/01/15	6.466%	(5,654)	(5,669)	15
Deutsche Bank AG	03/20/13	100	5.00%	Caesar’s Entertainment, 5.625%, due 06/01/15	6.466%	(2,243)	(2,184)	(59)
Deutsche Bank AG	03/20/13	100	5.00%	Caesar’s Entertainment, 5.625%, due 06/01/15	6.466%	(2,243)	(2,163)	(80)
Deutsche Bank AG	03/20/13	180	5.00%	Caesar’s Entertainment, 5.625%, due 06/01/15	6.466%	(4,037)	(4,669)	632
Deutsche Bank AG	03/20/13	100	5.00%	Caesar’s Entertainment, 5.625%, due 06/01/15	6.466%	(2,243)	(1,113)	(1,130)
Deutsche Bank AG	03/20/13	100	5.00%	Caesar’s Entertainment, 5.625%, due 06/01/15	6.466%	(2,175)	(2,003)	(172)
Deutsche Bank AG	09/20/14	120	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	8.685%	(12,335)	(5,284)	(7,051)
Deutsche Bank AG	06/20/13	60	5.00%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	8.084%	(3,186)	(2,523)	(663)
Deutsche Bank AG	06/20/13	60	5.00%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	8.084%	(3,186)	(2,683)	(503)
Deutsche Bank AG	06/20/13	150	5.00%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	8.084%	(7,973)	(5,855)	(2,118)
Deutsche Bank AG	06/20/13	100	5.00%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	8.084%	(5,311)	(4,879)	(432)
Deutsche Bank AG	06/20/14	100	5.00%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	9.196%	(10,167)	(7,306)	(2,861)
Deutsche Bank AG	06/20/13	100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	10.740%	(9,686)	(8,435)	(1,251)
Deutsche Bank AG	06/20/13	100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	10.740%	(9,686)	(8,446)	(1,240)
Deutsche Bank AG	06/20/13	100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	10.740%	(9,687)	(8,457)	(1,230)
Deutsche Bank AG	06/20/13	50	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	10.740%	(4,843)	(5,040)	197
Deutsche Bank AG	06/20/13	50	5.00%	Eastman Kodak Co.,
				7.25%, due 11/15/13	10.740%	(4,844)	(5,393)	549
Deutsche Bank AG	06/20/13	50	5.00%	Eastman Kodak Co.,
				7.25%, due 11/15/13	10.740%	(4,844)	(5,322)	478
Deutsche Bank AG	03/20/14	250	5.00%	Eastman Kodak Co.,
				7.25%, due 11/15/13	12.063%	(38,172)	(9,800)	(28,372)

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
Deutsche Bank AG	03/20/14	$100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.063%	$(15,268)	$(5,690)	$(9,578)
Deutsche Bank AG	03/20/14	100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.063%	(15,269)	(6,558)	(8,711)
Deutsche Bank AG	03/20/14	140	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.063%	(21,376)	(9,190)	(12,186)
Deutsche Bank AG	03/20/14	30	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.063%	(4,581)	(2,924)	(1,657)
Deutsche Bank AG	03/20/14	30	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.063%	(4,580)	(2,926)	(1,654)
Deutsche Bank AG	06/20/14	170	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.424%	(29,000)	(22,461)	(6,539)
Deutsche Bank AG	06/20/14	100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.424%	(17,058)	(13,663)	(3,395)
Deutsche Bank AG	06/20/14	150	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.424%	(25,588)	(25,645)	57
Deutsche Bank AG	06/20/14	170	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.424%	(28,999)	(24,296)	(4,703)
Deutsche Bank AG	12/20/11	400	5.00%	Energy Future Holdings, 5.55%, due 11/15/14	7.473%	(4,023)	(4,679)	656
Deutsche Bank AG	09/20/16	250	1.00%	Georgia-Pacific LLC, 7.75%, due 11/15/29	1.467%	(5,646)	(6,251)	605
Deutsche Bank AG	06/20/13	100	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	14.560%	(16,362)	(3,592)	(12,770)
Deutsche Bank AG	06/20/13	50	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	14.560%	(8,181)	(6,147)	(2,034)
Deutsche Bank AG	06/20/13	150	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	14.560%	(24,542)	(20,708)	(3,834)
Deutsche Bank AG	06/20/13	50	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	14.560%	(8,182)	(6,667)	(1,515)
Deutsche Bank AG	06/20/13	50	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	14.560%	(8,181)	(7,394)	(787)
Deutsche Bank AG	06/20/13	50	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	14.560%	(8,182)	(7,166)	(1,016)
Deutsche Bank AG	06/20/13	50	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	14.560%	(8,182)	(8,564)	382
Deutsche Bank AG	06/20/13	100	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	14.560%	(16,361)	(17,127)	766
Deutsche Bank AG	06/20/13	50	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	14.560%	(8,181)	(8,597)	416
Deutsche Bank AG	09/20/13	50	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	15.175%	(9,557)	(9,810)	253
Deutsche Bank AG	09/20/13	50	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	15.175%	(9,557)	(9,405)	(152)
Deutsche Bank AG	09/20/13	50	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	15.175%	(8,924)	(9,035)	111
Deutsche Bank AG	03/20/14	150	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16.251%	(36,643)	(7,445)	(29,198)
Deutsche Bank AG	03/20/14	400	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16.251%	(97,713)	(22,566)	(75,147)
Deutsche Bank AG	03/20/14	300	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16.251%	(73,285)	(15,771)	(57,514)
Deutsche Bank AG	06/20/14	100	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16.648%	(26,828)	(18,297)	(8,531)
Deutsche Bank AG	06/20/14	50	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16.648%	(13,414)	(9,391)	(4,023)
Deutsche Bank AG	06/20/14	50	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16.648%	(13,414)	(10,233)	(3,181)
Deutsche Bank AG	03/20/13	250	5.00%	Liz Claiborne, Inc., 5.00%, due 07/08/13	4.764%	1,358	(5,105)	6,463

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
Deutsche Bank AG	03/20/13	$100	5.00%	Liz Claiborne, Inc., 5.00%, due 07/08/13	4.764%	$544	$(2,047)	$2,591
Deutsche Bank AG	06/20/13	250	5.00%	Liz Claiborne, Inc., 5.00%, due 07/08/13	5.107%	(115)	514	(629)
Deutsche Bank AG	03/20/14	110	5.00%	Liz Claiborne, Inc., 5.00%, due 07/08/13	6.041%	(2,651)	(4,136)	1,485
Deutsche Bank AG	06/20/14	100	5.00%	Liz Claiborne, Inc., 5 .00%, due 07/08/13	6.292%	(3,263)	(4,239)	976
Deutsche Bank AG	09/20/12	120	5.00%	MBIA Global Funding LLC	11.900%	(9,089)	(32,660)	23,571
Deutsche Bank AG	12/20/12	120	5.00%	MBIA Global Funding LLC	12.472%	(11,580)	(29,678)	18,098
Deutsche Bank AG	12/20/12	50	5.00%	MBIA Global Funding LLC	12.472%	(4,826)	(12,658)	7,832
Deutsche Bank AG	12/20/12	120	5.00%	McClatchy Corp., 5.75%, due 09/01/17	4.329%	1,349	(1,598)	2,947
Deutsche Bank AG	12/20/12	50	5.00%	McClatchy Corp., 5.75%, due 09/01/17	4.329%	561	(673)	1,234
Deutsche Bank AG	12/20/13	120	5.00%	McClatchy Corp., 5.75%, due 09/01/17	6.248%	(3,271)	(6,124)	2,853
Deutsche Bank AG	12/20/13	120	5.00%	McClatchy Corp., 5.75%, due 09/01/17	6.248%	(3,272)	(5,466)	2,194
Deutsche Bank AG	03/20/15	120	5.00%	McClatchy Corp., 5.75%, due 09/01/17	8.192%	(12,047)	(5,392)	(6,655)
Deutsche Bank AG	03/20/15	100	5.00%	McClatchy Corp., 5.75%, due 09/01/17	8.192%	(10,038)	(4,916)	(5,122)
Deutsche Bank AG	12/20/12	120	1.00%	Realogy Corp., 10.50%, due 04/15/14	4.360%	1,281	(8,467)	9,748
Deutsche Bank AG	06/20/13	50	5.00%	Realogy Corp., 10.50%, due 04/15/14	5.299%	(204)	(272)	68
Deutsche Bank AG	12/20/13	200	5.00%	Realogy Corp., 10.50%, due 04/15/14	5.961%	(4,066)	(7,088)	3,022
Deutsche Bank AG	06/20/14	50	5.00%	Realogy Corp., 10.50%, due 04/15/14	6.478%	(1,882)	(2,246)	364
Deutsche Bank AG	06/20/14	200	5.00%	Realogy Corp., 10.50%, due 04/15/14	6.478%	(7,522)	(8,940)	1,418
Deutsche Bank AG	12/20/13	120	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	6.017%	(2,609)	(7,994)	5,385
Deutsche Bank AG	12/20/13	220	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	6.017%	(4,783)	(11,754)	6,971
Deutsche Bank AG	12/20/13	250	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	6.017%	(5,435)	(10,910)	5,475
Deutsche Bank AG	12/20/13	170	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	6.017%	(3,696)	(6,804)	3,108
Deutsche Bank AG	12/20/13	280	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	6.017%	(6,087)	(13,091)	7,004
Deutsche Bank AG	03/20/14	750	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	6.469%	(26,148)	(44,617)	18,469
Deutsche Bank AG	03/20/14	50	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	6.468%	(1,743)	(2,619)	876
Deutsche Bank AG	12/20/15	120	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.707%	(7,436)	(4,894)	(2,542)
Deutsche Bank AG	12/20/11	350	5.00%	Texas Competitive, 10.25%, due 11/01/15	8.275%	(4,837)	(6,254)	1,417
Deutsche Bank AG	06/20/12	60	5.00%	Texas Competitive, 10.25%, due 11/01/15	9.236%	(2,292)	(2,925)	633
Deutsche Bank AG	06/20/12	50	5.00%	Texas Competitive, 10.25%, due 11/01/15	9.236%	(1,911)	(2,374)	463
Deutsche Bank AG	06/20/12	50	5.00%	Texas Competitive, 10.25%, due 11/01/15	9.236%	(1,911)	(1,108)	(803)
Deutsche Bank AG	06/20/12	200	5.00%	Texas Competitive, 10.25%, due 11/01/15	9.236%	(7,642)	(4,617)	(3,025)

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
Morgan Stanley Capital Services, Inc.	09/20/16	$100	5.00%	Block Financial, LLC, 5.125%, due 10/30/14	3.919%	$5,006	$2,284	$2,722
Morgan Stanley Capital Services, Inc.	06/20/14	220	5.00%	Boyd Gaming Corp., 6.75%, due 04/15/14	5.678%	(3,725)	(3,423)	(302)
Morgan Stanley Capital Services, Inc.	03/20/13	100	5.00%	Caesar’s Entertainment, 5.625%, due 06/01/15	6.466%	(2,243)	(1,721)	(522)
Morgan Stanley Capital Services, Inc.	03/20/13	70	5.00%	Caesar’s Entertainment, 5.625%, due 06/01/15	6.466%	(1,570)	(1,514)	(56)
Morgan Stanley Capital Services, Inc.	03/20/13	30	5.00%	Caesar’s Entertainment, 5.625%, due 06/01/15	6.466%	(672)	(778)	106
Morgan Stanley Capital Services, Inc.	03/20/13	100	5.00%	Caesar’s Entertainment, 5.625%, due 06/01/15	6.466%	(2,242)	(2,046)	(196)
Morgan Stanley Capital Services, Inc.	06/20/13	50	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	6.157%	(1,004)	(390)	(614)
Morgan Stanley Capital Services, Inc.	03/20/14	120	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	7.723%	(7,897)	(6,204)	(1,693)
Morgan Stanley Capital Services, Inc.	06/20/14	220	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	8.250%	(18,656)	(8,631)	(10,025)
Morgan Stanley Capital Services, Inc.	09/20/14	120	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	8.685%	(12,336)	(4,674)	(7,662)
Morgan Stanley Capital Services, Inc.	09/20/14	120	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	8.685%	(12,335)	(5,143)	(7,192)
Morgan Stanley Capital Services, Inc.	09/20/16	250	1.00%	Clorox Company, 3.55%, due 11/01/15	1.018%	(148)	(164)	16
Morgan Stanley Capital Services, Inc.	06/20/13	100	5.00%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	8.084%	(5,311)	(4,472)	(839)
Morgan Stanley Capital Services, Inc.	06/20/13	120	5.00%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	8.084%	(6,374)	(3,254)	(3,120)
Morgan Stanley Capital Services, Inc.	06/20/13	250	5.00%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	8.084%	(13,279)	(6,274)	(7,005)
Morgan Stanley Capital Services, Inc.	06/20/13	100	5.00%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	8.084%	(5,311)	(3,908)	(1,403)
Morgan Stanley Capital Services, Inc.	12/20/13	170	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	11.627%	(22,729)	(6,842)	(15,887)
Morgan Stanley Capital Services, Inc.	03/20/14	100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.063%	(15,268)	(5,690)	(9,578)

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
Morgan Stanley Capital Services, Inc.	03/20/14	$50	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.063%	$(7,635)	$(3,077)	$(4,558)
Morgan Stanley Capital Services, Inc.	03/20/14	100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.063%	(15,268)	(5,376)	(9,892)
Morgan Stanley Capital Services, Inc.	03/20/14	30	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.063%	(4,580)	(1,804)	(2,776)
Morgan Stanley Capital Services, Inc.	03/20/14	70	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.063%	(10,688)	(6,986)	(3,702)
Morgan Stanley Capital Services, Inc.	06/20/14	50	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.424%	(8,529)	(6,571)	(1,958)
Morgan Stanley Capital Services, Inc.	06/20/14	50	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.424%	(8,530)	(6,684)	(1,846)
Morgan Stanley Capital Services, Inc.	06/20/14	100	5.00%	Gannett Co., Inc., 6.375%, due 04/01/12	1.779%	9,463	9,511	(48)
Morgan Stanley Capital Services, Inc.	03/20/13	200	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	13.752%	(26,806)	(10,431)	(16,375)
Morgan Stanley Capital Services, Inc.	12/20/12	50	5.00%	McClatchy Corp., 5.75%, due 09/01/17	4.329%	562	(359)	921
Morgan Stanley Capital Services, Inc.	12/20/12	50	5.00%	McClatchy Corp., 5.75%, due 09/01/17	4.329%	562	(235)	797
Morgan Stanley Capital Services, Inc.	12/20/13	200	5.00%	McClatchy Corp., 5.75%, due 09/01/17	6.248%	(5,451)	(8,643)	3,192
Morgan Stanley Capital Services, Inc.	06/20/14	190	5.00%	McClatchy Corp., 5.75%, due 09/01/17	6.996%	(9,902)	(978)	(8,924)
Morgan Stanley Capital Services, Inc.	06/20/14	50	5.00%	McClatchy Corp., 5.75%, due 09/01/17	6.996%	(2,606)	(2,040)	(566)
Morgan Stanley Capital Services, Inc.	06/20/14	50	5.00%	McClatchy Corp., 5.75%, due 09/01/17	6.996%	(2,606)	(2,855)	249
Morgan Stanley Capital Services, Inc.	12/20/12	120	5.00%	Realogy Corp., 10.50%, due 04/15/14	4.360%	1,281	(5,337)	6,618
Morgan Stanley Capital Services, Inc.	12/20/12	120	5.00%	Realogy Corp., 10.50%, due 04/15/14	4.360%	1,281	(4,889)	6,170
Morgan Stanley Capital Services, Inc.	12/20/13	120	5.00%	Realogy Corp., 10.50%, due 04/15/14	5.961%	(2,440)	(12,816)	10,376
Morgan Stanley Capital Services, Inc.	09/20/16	250	1.00%	Safeway, Inc., 7.25%, due 02/01/31	1.169%	(2,012)	(2,550)	538
Morgan Stanley Capital Services, Inc.	09/20/16	250	1.00%	Safeway, Inc., 7.25%, due 02/01/31	1.169%	(2,012)	(2,975)	963
Morgan Stanley Capital Services, Inc.	03/20/16	120	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.859%	(9,709)	(9,335)	(374)

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
Morgan Stanley Capital Services, Inc.	03/20/16	$70	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.859%	$(4,919)	$(6,628)	$1,709
Morgan Stanley Capital Services, Inc.	09/20/11	160	5.00%	Texas Competitive, 10.25%, due 11/01/15	8.274%	(935)	(6,950)	6,015
Morgan Stanley Capital Services, Inc.	03/20/12	220	5.00%	Texas Competitive, 10.25%, due 11/01/15	8.275%	(4,751)	(23,519)	18,768
Morgan Stanley Capital Services, Inc.	06/20/12	100	5.00%	Texas Competitive, 10.25%, due 11/01/15	9.236%	(3,821)	(1,930)	(1,891)
Royal Bank of Scotland PLC	03/20/13	100	5.00%	Caesar’s Entertainment, 5.625%, due 06/01/15	6.466%	(2,243)	(1,539)	(704)
Royal Bank of Scotland PLC	03/20/13	130	5.00%	Caesar’s Entertainment, 5.625%, due 06/01/15	6.466%	(2,915)	(1,724)	(1,191)
Royal Bank of Scotland PLC	03/20/13	60	5.00%	Caesar’s Entertainment, 5.625%, due 06/01/15	6.466%	(1,346)	(1,334)	(12)
Royal Bank of Scotland PLC	03/20/13	100	5.00%	Caesar’s Entertainment, 5.625%, due 06/01/15	6.466%	(2,242)	(2,083)	(159)
Royal Bank of Scotland PLC	06/20/13	150	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	6.157%	(3,011)	488	(3,499)
Royal Bank of Scotland PLC	03/20/14	50	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.063%	(7,635)	(4,277)	(3,358)
UBS AG	09/20/16	500	1.00%	Autozone, Inc., 5.50%, due 11/15/13	0.704%	(7,572)	(6,654)	(918)
UBS AG	03/20/13	50	5.00%	Block Financial, LLC, 5.125%, due 10/30/14	2.517%	2,176	148	2,028
UBS AG	09/20/14	100	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	8.686%	(10,279)	(8,872)	(1,407)
UBS AG	09/20/14	250	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	8.685%	(25,698)	(10,030)	(15,668)
UBS AG	09/20/16	300	1.00%	Clorox Company, 3.55%, due 11/01/15	1.018%	(177)	(1,556)	1,379
UBS AG	09/20/16	500	1.00%	Clorox Company, 3.55%, due 11/01/15	1.018%	(295)	(1,241)	946
UBS AG	09/20/16	250	5.00%	Cooper Tire & Rubber Co., 7.625%, due 03/15/27	3.410%	19,009	15,185	3,824
UBS AG	06/20/13	180	5.00%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	8.084%	(9,560)	(5,355)	(4,205)
UBS AG	06/20/13	150	5.00%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	8.084%	(7,967)	(4,156)	(3,811)
UBS AG	06/20/13	60	5.00%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	8.084%	(3,186)	(1,557)	(1,629)
UBS AG	06/20/13	50	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	10.740%	(4,843)	(5,673)	830
UBS AG	12/20/13	120	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	11.627%	(16,045)	(4,965)	(11,080)
UBS AG	03/20/14	100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.063%	(15,268)	(5,690)	(9,578)

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
UBS AG	03/20/14	$250	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.063%	$(38,172)	$(13,141)	$(25,031)
UBS AG	06/20/14	90	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.424%	(15,352)	(11,401)	(3,951)
UBS AG	06/20/14	230	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	12.424%	(39,235)	(32,345)	(6,890)
UBS AG	12/20/12	450	5.00%	First Data Corp., 9.875%, due 09/24/15	2.551%	16,813	(4,785)	21,598
UBS AG	12/20/12	120	5.00%	First Data Corp., 9.875%, due 09/24/15	2.551%	4,483	(1,718)	6,201
UBS AG	09/20/16	450	1.00%	Freeport-McMoRan, 8.375%, due 04/01/17	1.439%	(9,539)	(5,521)	(4,018)
UBS AG	06/20/14	280	5.00%	Gannett Co., Inc., 6.375%, due 04/01/12	1.779%	26,496	26,457	39
UBS AG	06/20/14	700	5.00%	Gannett Co., Inc., 6.375%, due 04/01/12	1.779%	66,240	66,146	94
UBS AG	06/20/13	100	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16.251%	(24,429)	(9,315)	(15,114)
UBS AG	06/20/13	100	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16.251%	(24,428)	(9,297)	(15,131)
UBS AG	06/20/13	50	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	14.560%	(8,181)	(8,830)	649
UBS AG	06/20/13	50	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	14.560%	(8,181)	(8,281)	100
UBS AG	03/20/14	300	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16.251%	(73,285)	(13,542)	(59,743)
UBS AG	03/20/14	100	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16.251%	(24,428)	(4,518)	(19,910)
UBS AG	03/20/14	120	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16.251%	(29,315)	(6,542)	(22,773)
UBS AG	03/20/14	100	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16.251%	(24,428)	(4,349)	(20,079)
UBS AG	03/20/14	120	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16.251%	(29,314)	(12,067)	(17,247)
UBS AG	03/20/14	20	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16.251%	(4,885)	(2,336)	(2,549)
UBS AG	06/20/14	100	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16.648%	(26,828)	(14,605)	(12,223)
UBS AG	06/20/14	200	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16.648%	(53,655)	(32,584)	(21,071)
UBS AG	06/20/13	420	5.00%	Lennar Corp., 6.50%, due 04/15/16	1.916%	25,844	24,958	886
UBS AG	06/20/13	240	5.00%	Level 3 Communications, 9.00%, due 10/15/13	2.973%	9,775	(15,110)	24,885
UBS AG	03/20/14	100	5.00%	Level 3 Communications, 9.00%, due 10/15/13	3.950%	2,876	(4,757)	7,633
UBS AG	03/20/14	100	5.00%	Level 3 Communications, 9.00%, due 10/15/13	3.950%	2,876	(5,229)	8,105
UBS AG	03/20/14	30	5.00%	Level 3 Communications, 9.00%, due 10/15/13	3.950%	863	(692)	1,555
UBS AG	03/20/15	120	5.00%	Level 3 Communications, 9.00%, due 10/15/13	5.037%	32	(12,786)	12,818
UBS AG	03/20/15	200	5.00%	Level 3 Communications, 9.00%, due 10/15/13	5.037%	55	(22,303)	22,358
UBS AG	03/20/13	260	5.00%	Liz Claiborne, Inc., 5.00%, due 07/08/13	4.764%	1,413	(5,322)	6,735
UBS AG	03/20/14	550	5.00%	Liz Claiborne, Inc., 5.00%, due 07/08/13	6.041%	(13,256)	(17,400)	4,144

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
UBS AG	09/20/16	$450	1.00%	Macy’s Retail Holdings, Inc., 7.45%, due 07/15/17	1.038%	$(536)	$(3,951)	$3,415
UBS AG	12/20/12	120	5.00%	MBIA Global Funding LLC	12.472%	(11,581)	(28,518)	16,937
UBS AG	12/20/12	50	5.00%	McClatchy Corp., 5.75%, due 09/01/17	4.329%	561	(666)	1,227
UBS AG	06/20/14	300	5.00%	McClatchy Corp., 5.75%, due 09/01/17	6.996%	(15,635)	(2,166)	(13,469)
UBS AG	06/20/14	450	5.00%	McClatchy Corp., 5.75%, due 09/01/17	6.996%	(23,451)	(4,424)	(19,027)
UBS AG	06/20/14	150	5.00%	McClatchy Corp., 5.75%, due 09/01/17	6.996%	(7,817)	(4,263)	(3,554)
UBS AG	06/20/14	100	5.00%	McClatchy Corp., 5.75%, due 09/01/17	6.996%	(5,211)	(3,995)	(1,216)
UBS AG	09/20/16	190	1.00%	MetLife, Inc., 5.00%, due 06/15/15	1.541%	(4,949)	(6,805)	1,856
UBS AG	09/20/16	1,350	1.00%	MetLife, Inc., 5.00%, due 06/15/15	1.541%	(35,160)	(44,446)	9,286
UBS AG	12/20/11	120	1.00%	Realogy Corp., 10.50%, due 04/15/14	3.595%	981	(2,016)	2,997
UBS AG	12/20/12	120	5.00%	Realogy Corp., 10.50%, due 04/15/14	4.360%	1,281	(5,531)	6,812
UBS AG	06/20/13	50	5.00%	Realogy Corp., 10.50%, due 04/15/14	5.299%	(204)	(259)	55
UBS AG	12/20/13	120	5.00%	Realogy Corp., 10.50%, due 04/15/14	5.961%	(2,439)	(13,010)	10,571
UBS AG	06/20/14	50	5.00%	Realogy Corp., 10.50%, due 04/15/14	6.478%	(1,881)	(2,171)	290
UBS AG	06/20/14	50	5.00%	Realogy Corp., 10.50%, due 04/15/14	6.478%	(1,881)	(1,749)	(132)
UBS AG	12/20/13	120	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	6.017%	(2,609)	(6,411)	3,802
UBS AG	12/20/13	50	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	6.017%	(1,087)	(1,915)	828
UBS AG	03/20/14	70	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	6.469%	(2,440)	(3,812)	1,372
UBS AG	12/20/15	120	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.707%	(7,436)	(4,894)	(2,542)
UBS AG	12/20/15	120	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.707%	(7,436)	(4,213)	(3,223)
UBS AG	12/20/15	120	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.707%	(7,436)	(5,747)	(1,689)
UBS AG	12/20/15	290	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.707%	(17,970)	(16,212)	(1,758)
UBS AG	12/20/15	120	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.707%	(7,436)	(7,810)	374
UBS AG	03/20/16	170	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.859%	(11,945)	(12,390)	445
UBS AG	03/20/16	100	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.859%	(7,026)	(10,748)	3,722
UBS AG	03/20/12	100	5.00%	Texas Competitive, 10.25%, due 11/01/15	8.275%	(2,159)	(7,229)	5,070
UBS AG	06/20/12	60	5.00%	Texas Competitive, 10.25%, due 11/01/15	9.236%	(2,292)	(2,014)	(278)

						$(2,247,999)	$(1,771,487)	$(476,512)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps – Buy Protection(2)
Barclays Bank PLC	09/20/16	$1,350	0.25%	Bundersrepub. Deutschland, 6.00%, due 06/20/16	$10,596	$12,087	$(1,491)
Barclays Bank PLC	12/13/49	250	0.27%	CMBX.NA.AA.3.V1	122,596	137,612	(15,016)
Barclays Bank PLC	09/20/16	450	1.00%	Darden Restaurants, Inc., 6.00%, due 08/15/35	4,097	5,893	(1,796)
Barclays Bank PLC	06/20/12	50	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	1,580	1,115	465
Barclays Bank PLC	06/20/12	50	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	1,580	1,327	253
Barclays Bank PLC	09/20/16	500	1.00%	Home Depot Inc., 5.875%, due 12/16/36	(9,541)	(7,930)	(1,611)
Barclays Bank PLC	06/20/13	100	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16,362	6,221	10,141
Barclays Bank PLC	06/20/13	100	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16,361	7,165	9,196
Barclays Bank PLC	09/20/16	250	5.00%	KB Home, 6.25%, due 06/15/15	10,899	10,068	831
Barclays Bank PLC	09/20/16	250	1.00%	Kroger Co., 6.15%, due 01/15/20	(1,585)	(1,092)	(493)
Barclays Bank PLC	09/20/16	450	5.00%	Lennar Corp., 6.50%, due 04/15/16	(23,991)	(18,357)	(5,634)
Barclays Bank PLC	09/20/16	250	1.00%	Lincoln National Corp., 6.20%, due 12/15/11	7,665	8,346	(681)
BNP Paribas	09/20/16	250	1.00%	Computer Sciences, 6.50%, due 03/15/18	9,676	10,141	(465)
BNP Paribas	06/20/16	200	5.00%	Gannett Co., Inc., 6.375%, due 04/01/12	(18,341)	(17,997)	(344)
BNP Paribas	06/20/16	100	5.00%	Gannett Co., Inc., 6.375%, due 04/01/12	(9,170)	(8,534)	(636)
BNP Paribas	09/20/16	250	1.00%	Kroger Co., 6.15%, due 01/15/20	(1,585)	(1,215)	(370)
Citigroup, Inc.	06/20/15	1,500	1.00%	Belgium Kingdom	15,300	(29,096)	44,396
Citigroup, Inc.	09/20/16	450	0.25%	Bundesrepub. Deutschland, 6.00%, due 06/20/16	3,532	4,423	(891)
Citigroup, Inc.	09/20/16	900	0.25%	Bundesrepub. Deutschland, 6.00%, due 06/20/16	7,064	8,058	(994)
Citigroup, Inc.	10/25/42	120	1.34%	CMBX.NA.BBB.1.V1	92,881	86,003	6,878
Citigroup, Inc.	02/17/49	350	5.00%	CMBX.NA.BBB.4.V1	283,112	272,476	10,636
Citigroup, Inc.	06/20/16	100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	26,179	21,654	4,525
Citigroup, Inc.	03/20/16	230	1.00%	Netherlands Government, 3.25%, due 07/15/15	(7,060)	(3,742)	(3,318)
Citigroup, Inc.	06/20/16	500	1.00%	United Mexican States, 7.50%, due 04/08/33	848	2,113	(1,265)
Citigroup, Inc.	09/20/16	250	1.00%	United Mexican States, 7.50%, due 04/08/33	779	1,261	(482)
Credit Suisse International	12/20/17	950	0.80%	CDX.ID.9.V1	27,928	26,597	1,331
Credit Suisse International	12/20/17	250	0.80%	CDX.ID.9.V4	7,349	6,140	1,209
Deutsche Bank AG	06/20/16	450	1.00%	CDX.MCDX.16.V11	5,689	5,452	237
Deutsche Bank AG	06/20/16	500	1.00%	CDX.MCDX.16.V11	6,321	7,497	(1,176)
Deutsche Bank AG	06/20/16	250	1.00%	CDX.MCDX.16.V11	3,161	3,649	(488)
Deutsche Bank AG	03/15/49	120	0.15%	CMBX.NA.AA.2.V1	41,106	47,408	(6,302)
Deutsche Bank AG	03/25/49	320	0.87%	CMBX.NA.BBB.1.V1	271,039	258,563	12,476
Deutsche Bank AG	06/20/12	100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	3,158	1,789	1,369
Deutsche Bank AG	06/20/12	100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	3,158	1,793	1,365

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps – Buy Protection(2) (continued)
Deutsche Bank AG	06/20/16	$170	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	$44,504	$36,399	$8,105
Deutsche Bank AG	06/20/16	100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	26,179	21,939	4,240
Deutsche Bank AG	06/20/16	150	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	39,269	38,138	1,131
Deutsche Bank AG	06/20/16	150	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	39,269	33,856	5,413
Deutsche Bank AG	06/20/12	100	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	4,332	5,763	(1,431)
Deutsche Bank AG	06/20/12	50	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	2,167	2,900	(733)
Deutsche Bank AG	09/20/12	50	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	2,923	3,034	(111)
Deutsche Bank AG	06/20/13	100	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16,361	9,699	6,662
Deutsche Bank AG	09/20/16	440	1.00%	Lincoln National Corp., 6.20%, due 12/15/11	13,492	14,690	(1,198)
Deutsche Bank AG	03/20/16	160	1.00%	Republic of Italy, 6.875%, due 09/27/23	4,606	5,776	(1,170)
Deutsche Bank AG	06/20/16	550	1.00%	United Mexican States, 7.50%, due 04/08/33	933	2,578	(1,645)
Deutsche Bank AG	09/20/16	250	1.00%	United Mexican States, 7.50%, due 04/08/33	779	1,261	(482)
HSBC Bank USA, N.A.	09/20/16	250	1.00%	Computer Sciences, 6.50%, due 03/15/18	9,676	9,886	(210)
HSBC Bank USA, N.A.	09/20/16	250	1.00%	United Mexican States, 7.50%, due 04/08/33	779	1,261	(482)
Morgan Stanley Capital Services, Inc.	06/20/16	2,000	5.00%	CDX.EM.15.V.1	(265,029)	(258,231)	(6,798)
Morgan Stanley Capital Services, Inc.	06/20/16	1,800	5.00%	CDX.EM.15.V.1	(238,526)	(228,022)	(10,504)
Morgan Stanley Capital Services, Inc.	12/20/17	450	0.80%	CDX.ID.9.V4	13,229	11,045	2,184
Morgan Stanley Capital Services, Inc.	03/15/49	290	1.09%	CMBX.2.V1.NA.AJ	47,718	35,607	12,111
Morgan Stanley Capital Services, Inc.	03/15/49	250	0.15%	CMBX.NA.AA.2.V1	85,637	95,724	(10,087)
Morgan Stanley Capital Services, Inc.	03/25/49	30	0.15%	CMBX.NA.AA.2.V1	10,276	15,037	(4,761)
Morgan Stanley Capital Services, Inc.	03/25/49	130	0.15%	CMBX.NA.AA.2.V1	44,532	62,977	(18,445)
Morgan Stanley Capital Services, Inc.	12/13/49	120	0.27%	CMBX.NA.AA.3.V1	58,846	67,509	(8,663)
Morgan Stanley Capital Services, Inc.	10/12/42	250	0.84%	CMBX.NA.AJ.V1	27,356	30,725	(3,369)
Morgan Stanley Capital Services, Inc.	06/20/16	50	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	13,090	10,827	2,263
Morgan Stanley Capital Services, Inc.	06/20/16	50	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	13,090	10,820	2,270
Morgan Stanley Capital Services, Inc.	06/20/16	100	5.00%	Gannett Co., Inc., 6.375%, due 04/01/12	(9,170)	(8,998)	(172)
Morgan Stanley Capital Services, Inc.	09/20/16	250	1.00%	Kroger Co., 6.15%, due 01/15/20	(1,585)	(1,338)	(247)

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps – Buy Protection(2) (continued)
Morgan Stanley Capital Services, Inc.	09/20/16	$250	1.00%	Kroger Co., 6.15%, due 01/15/20	$(1,585)	$(1,216)	$(369)
Morgan Stanley Capital Services, Inc.	09/20/16	250	1.00%	United Mexican States, 7.50%, due 04/08/33	779	1,384	(605)
Morgan Stanley Capital Services, Inc.	09/20/16	250	1.00%	Whirlpool Corp., 7.75%, due 07/15/16	7,219	7,880	(661)
UBS AG	09/20/16	700	1.00%	Alcoa, Inc., 5.72%, due 02/23/19	30,092	25,553	4,539
UBS AG	12/20/17	500	0.80%	CDX.ID.9.V1	14,699	13,172	1,527
UBS AG	12/20/11	100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	1,274	1,521	(247)
UBS AG	06/20/16	90	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	23,561	19,270	4,291
UBS AG	06/20/16	200	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	52,358	44,431	7,927
UBS AG	06/20/16	280	5.00%	Gannett Co., Inc., 6.375%, due 04/01/12	(25,677)	(24,727)	(950)
UBS AG	06/20/16	700	5.00%	Gannett Co., Inc., 6.375%, due 04/01/12	(64,191)	(62,337)	(1,854)
UBS AG	06/20/13	100	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	16,361	6,571	9,790
UBS AG	06/20/13	200	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	32,723	16,203	16,520
UBS AG	06/20/16	200	5.00%	Lennar Corp., 6.50%, due 04/15/16	(11,226)	(10,371)	(855)
UBS AG	09/20/16	450	1.00%	Limited Brands, Inc., 6.90%, due 07/15/17	24,850	22,212	2,638
UBS AG	09/20/16	1,350	1.00%	Lincoln National Corp., 6.20%, due 12/15/11	41,392	44,758	(3,366)
UBS AG	06/20/16	100	5.00%	MBIA Global Funding LLC	29,801	38,701	(8,900)
UBS AG	09/20/16	200	1.00%	Whirlpool Corp., 7.75%, due 07/15/16	5,775	7,049	(1,274)
UBS AG	09/20/16	250	1.00%	Whirlpool Corp., 7.75%, due 07/15/16	7,219	7,909	(690)

					$1,118,900	$1,055,713	$63,187

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$894,337,428	$125,347,082	$4,980
Preferred Stocks	14,410,134	—	—
Exchange Traded Funds	231,471	—	—
Rights	—	33,614	—
Warrants	357,498	—	—
Asset-Backed Securities	—	18,964,825	—
Bank Loans	—	7,503,719	—
Commercial Mortgage-Backed Securities	—	13,590,260	—
Convertible Bonds	—	7,144,373	—
Corporate Bonds	—	343,593,413	—
Foreign Government Bonds	—	37,759,251	—
Municipal Bonds	—	1,177,952	—
Residential Mortgage-Backed Securities	—	212,310,784	1,249,073
U.S. Government Mortgage-Backed Obligations	—	78,168,255	—
U.S. Government Agency Obligations	—	13,047,502	—
U.S. Treasury Obligations	—	231,189,984	—
Unaffiliated Mutual Funds	1,837,466	—	—
Affiliated Money Market Mutual Fund	418,906,309	—	—
Purchased Options	21,050	46	—
Written Options	(5,425)	—	—
Short Sales – Common Stocks	(90,496,499)	—	—
Short Sales – Exchange Traded Funds	(5,901,764)	—	—
Short Sales – U.S. Government Mortgage-Backed Obligations	—	(7,169,352)	—
Other Financial Instruments*
Futures	(1,312,377)	—	—
Foreign Forward Currency Contracts	—	848,420	—
Interest Rate Swaps	—	15,312	—
Credit Default Swaps	—	(378,736)	—

Total	$1,232,385,291	$1,083,146,704	$1,254,053

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (6.0% represents investments purchased with collateral from securities on loan)	18.5%
U.S. Treasury Obligations	10.2
Residential Mortgage-Backed Securities	9.4
Oil & Gas	4.8
Diversified Financial Services	4.1
Telecommunications	3.8
U.S. Government Mortgage-Backed Obligations	3.4
Real Estate Investment Trusts	3.0
Financial – Bank & Trust	2.9
Insurance	2.8
Media	2.2
Pharmaceuticals	2.1
Commercial Banks	2.0
Computers	1.9
Electric	1.9
Foreign Government Bonds	1.7
Metals & Mining	1.7
Banks	1.5
Semiconductors	1.5
Chemicals	1.4
Retail	1.4
Real Estate	1.3
Automobile Manufacturers	1.2
Beverages	1.2
Diversified Manufacturing	1.1
Healthcare Services	1.1
Software	1.0
Food	1.0
Transportation	0.9
Healthcare Products	0.9
Asset-Backed Securities	0.8
Agriculture	0.8
Pipelines	0.7
Oil & Gas Services	0.7
Commercial Services	0.6
Internet Software & Services	0.6
Commercial Mortgage-Backed Securities	0.6

Biotechnology	0.6%
U.S. Government Agency Obligations	0.6
Cosmetics/Personal Care	0.6
Retail & Merchandising	0.6
Electronic Components & Equipment	0.5
Gas	0.4
Aerospace & Defense	0.4
Lodging	0.4
Electronics	0.4
Auto Parts & Equipment	0.4
Construction & Engineering	0.4
Holding Companies – Diversified	0.4
Distribution/Wholesale	0.3
Bank Loans	0.3
Diversified Machinery	0.3
Building Materials	0.3
Machinery – Construction & Mining	0.3
Apparel	0.2
Airlines	0.2
Household Products/Wares	0.2
Leisure Time	0.2
Iron/Steel	0.2
Entertainment	0.2
Forest Products & Paper	0.2
Office Equipment	0.2
Water	0.1
Coal	0.1
Savings & Loan	0.1
Home Builders	0.1
Containers & Packaging	0.1
Home Furnishings	0.1
Shipbuilding	0.1
Food & Staples Retailing	0.1
Advertising	0.1
Multi-National	0.1
Unaffiliated Mutual Funds	0.1
Investment Companies	0.1

106.7
Securities Sold Short	(4.6)
Other liabilities in excess of other assets	(2.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest rate contracts	Due to broker-variation margin	$543,548	*	Due to broker-variation margin	$2,554,016	*
Interest rate contracts	Unrealized appreciation on swap agreements	70,584		Unrealized depreciation on swap agreements	55,272
Interest rate contracts	Unaffiliated investments	21,096		Written options outstanding, at value	5,425
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,283,539		Unrealized depreciation on foreign currency forward contracts	435,119
Credit contracts	Unrealized appreciation on swap agreements	844,246		Unrealized depreciation on swap agreements	1,222,982
Credit contracts	Premiums paid for swap agreements	1,969,221		Premiums received for swap agreements	3,436,097
Equity contracts	Unaffiliated investments	391,112		—	—
Equity contracts	Due to broker-variation margin	4,976,495	*	Due to broker-variation margin	4,278,404	*

Total		$10,099,841			$11,987,315

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total

Interest rate contracts	$—	$(33,960)	$(662,766)	$29,543	$(382,027)	$—	$(1,049,210)
Foreign exchange contracts	—	—	—	—	—	(2,014,208)	(2,014,208)
Credit contracts	—	—	—	—	2,245,680	—	2,245,680
Equity contracts	785	—	(3,158,073)	—	—	—	(3,157,288)

Total	$785	$(33,960)	$(3,820,839)	$29,543	$1,863,653	$(2,014,208)	$(3,975,026)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total

Interest rate contracts	$—	$—	$(19,885)	$(889,515)	$269,448	$343,494	$—	$(296,458)
Foreign exchange contracts	—	—	—	—	—	—	713,866	713,866
Credit contracts	—	—	—	—	—	(1,044,481)	—	(1,044,481)
Equity contracts	33,614	(82,062)	—	(5,898,475)	—	—	—	(5,946,923)

Total	$33,614	$(82,062)	$(19,885)	$(6,787,990)	$269,448	$(700,987)	$713,866	$(6,573,996)

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts – Long Positions(3)	Futures Contracts – Short Positions(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(5)	Interest Rate Swap Agreements(6)	Credit Default Swap Agreements – Buy Protection(6)	Credit Default Swap Agreements – Sell Protection(6)

$30,999	$34,752	$619,815,583	$492,413,128	$47,501,265	$93,860,117	$11,356,328	$23,613,333	$37,804,000

(1) Cost.

(2) Premium Received.

(3) Value at Trade Date.

(4) Value at Settlement Date Payable.

(5) Value at Settlement Date Receivable.

(6) Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value, including securities on loan of $132,654,536:
Unaffiliated investments (cost $1,895,358,806)	$2,002,280,160
Affiliated investments (cost $418,906,309)	418,906,309
Deposit with broker	78,982,766
Foreign currency, at value (cost $2,413,250)	2,469,975
Receivable for investments sold	43,452,859
Dividends and interest receivable	11,048,745
Receivable for fund share sold	4,940,959
Premiums paid for swap agreements	1,969,221
Unrealized appreciation on foreign currency forward contracts	1,283,539
Unrealized appreciation on swap agreements	914,830
Tax reclaim receivable	755,014
Prepaid expenses	1,944

Total Assets	2,567,006,321

LIABILITIES:
Payable to broker for collateral for securities on loan	135,932,262
Securities sold short, at value (proceeds received $96,869,780)	103,567,615
Payable for investments purchased	50,271,688
Premiums received for swap agreements	3,436,097
Payable to custodian	1,335,134
Unrealized depreciation on swap agreements	1,278,254
Advisory fees payable	885,050
Loan payable (Note 7)	569,000
Unrealized depreciation on foreign currency forward contracts	435,119
Accrued expenses and other liabilities	181,936
Due to broker-variation margin	181,824
Dividends and interest payable on securities sold short	153,169
Foreign capital gains tax liability	76,697
Shareholder servicing fees payable	9,858
Written options outstanding, at value (premiums received $5,534)	5,425
Affiliated transfer agent fee payable	524
Payable for fund share repurchased	242

Total Liabilities	298,319,894

NET ASSETS	$2,268,686,427

Net assets were comprised of:
Paid-in capital	$2,223,882,704
Retained earnings	44,803,723

Net assets, June 30, 2011	$2,268,686,427

Net asset value and redemption price per share, $2,268,686,427 / 171,004,117 outstanding shares of beneficial interest	$13.27

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated interest income	$19,476,629
Unaffiliated dividend income (net of $635,970 foreign withholding tax)	13,147,936
Affiliated dividend income	339,226
Affiliated income from securities lending, net	197,388

33,161,179

EXPENSES
Advisory fees	10,882,398
Shareholder servicing fees and expenses	1,088,240
Dividend expense on short sales	996,838
Custodian and accounting fees	395,000
Broker fees and expenses on short sales	130,841
Audit fee	18,000
Trustees’ fees	14,000
Commitment fee on syndicated credit agreement	12,000
Insurance expenses	11,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Loan interest expense (Note 7)	219
Miscellaneous	20,486

Total expenses	13,583,022
Less: shareholder servicing fee waiver	(214,897)

Net expenses	13,368,125

NET INVESTMENT INCOME	19,793,054

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (net of foreign capital gains taxes of $45,331)	56,920,430
Futures transactions	(3,820,839)
Options written transactions	29,543
Short sales transactions	(8,990,641)
Swap agreement transactions	1,863,653
Foreign currency transactions	(1,523,250)

44,478,896

Net change in unrealized appreciation (depreciation) on: Investments (net of change in foreign capital gains taxes of $60,584)	4,492,038
Futures	(6,787,990)
Options written	269,448
Short sales	2,400,913
Swap agreements	(700,987)
Foreign currencies	807,695

481,117

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	44,960,013

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,753,067

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$19,793,054	$18,913,348
Net realized gain on investment and foreign currency transactions	44,478,896	304,191,039
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	481,117	(194,269,268)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	64,753,067	128,835,119

DISTRIBUTIONS	(18,909,901)	(7,167,039)

FUND SHARE TRANSACTIONS:
Fund share sold [18,299,634 and 45,406,385 shares, respectively]	241,690,663	561,349,147
Fund share issued in reinvestment of distributions [1,444,607 and 605,836 shares, respectively]	18,909,901	7,167,039
Fund share repurchased [8,309,605 and 27,275,281 shares, respectively]	(109,674,459)	(329,038,496)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	150,926,105	239,477,690

CAPITAL CONTRIBUTIONS (NOTE 4):
Proceeds from regulatory settlement	57,028	—

TOTAL INCREASE IN NET ASSETS	196,826,299	361,145,770
NET ASSETS:
Beginning of period	2,071,860,128	1,710,714,358

End of period	$2,268,686,427	$2,071,860,128

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST LORD ABBETT CORE FIXED-INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 102.8%
	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

ASSET-BACKED SECURITIES — 7.1%
American Express Issuance Trust, Series 2005-2, Class A	Aaa	0.257%(c)	08/15/13	$904	$903,109
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A2	Aaa	0.77%	12/09/13	896	896,674
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A2	Aaa	0.90%	09/08/14	3,250	3,251,652
BA Credit Card Trust, Series 2006-A15, Class A15	Aaa	0.187%(c)	04/15/14	2,000	1,999,235
BA Credit Card Trust, Series 2008-A5, Class A5	Aaa	1.387%(c)	12/16/13	315	315,142
Cabela’s Master Credit Card Trust, Series 2009-1A, Class A, 144A	AAA(d)	2.187%(c)	03/16/15	1,500	1,515,819
Capital One Multi-Asset Execution Trust, Series 2005-A1, Class A1	Aaa	0.257%(c)	01/15/15	280	279,874
Capital One Multi-Asset Execution Trust, Series 2007-A4, Class A4	Aaa	0.217%(c)	03/16/15	5,500	5,494,512
CarMax Auto Owner Trust, Series 2008-2, Class A3B	Aaa	1.587%(c)	10/15/12	519	519,440
CarMax Auto Owner Trust, Series 2011-1, Class A2	Aaa	0.72%	11/15/13	6,500	6,505,091
Chase Issuance Trust, Series 2009-A2, Class A2	Aaa	1.737%(c)	04/15/14	7,290	7,377,710
Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A2	AAA(d)	0.69%	01/08/13	878	878,576
Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A3	AAA(d)	0.91%	08/08/13	3,540	3,551,535
Citibank Credit Card Issuance Trust, Series 2004-C1, Class C1	Baa2	0.837%(c)	07/15/13	1,300	1,299,919
Citibank Credit Card Issuance Trust, Series 2009-A1, Class A1	Aaa	1.937%(c)	03/17/14	4,050	4,097,902
Citibank Omni Master Trust, Series 2009-A8, Class A8, 144A	Aaa	2.287%(c)	05/16/16	4,000	4,048,145
Discover Card Master Trust, Series 2009-A1, Class A1	Aaa	1.487%(c)	12/15/14	1,040	1,052,252
Discover Card Master Trust, Series 2009-A2, Class A	Aaa	1.487%(c)	02/17/15	5,500	5,568,825
Ford Credit Auto Lease Trust, Series 2010-B, Class A3, 144A	AAA(d)	0.91%	07/15/13	3,115	3,117,461
GE Capital Credit Card Master Note Trust, Series 2009-1, Class A	Aaa	2.287%(c)	04/15/15	7,175	7,270,429
GE Capital Credit Card Master Note Trust, Series 2009-3, Class A	Aaa	2.54%	09/15/14	2,060	2,068,541
Illinois Student Assistance Commission, Series 2010-1, Class A2	AAA(d)	1.324%(c)	04/25/22	1,875	1,873,219
Nissan Auto Lease Trust, Series 2010-A, Class A2	Aaa	1.10%	03/15/13	715	715,678
Nissan Auto Lease Trust, Series 2010-B, Class A2	Aaa	0.90%	05/15/13	1,150	1,152,197
Nissan Auto Receivables Owner Trust, Series 2010-A, Class A2	Aaa	0.55%	03/15/13	1,130	1,130,397
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A2, 144A	AAA(d)	0.91%	11/15/13	3,164	3,166,413
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2	AAA(d)	0.95%	08/15/13	5,234	5,239,302
Santander Drive Auto Receivables Trust, Series 2010-3, Class A2	AAA(d)	0.93%	06/17/13	4,000	4,004,074
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2	Aaa	0.94%	02/18/14	2,685	2,684,521
Santander Drive Auto Receivables Trust, Series 2011-2, Class A2	Aaa	1.04%	04/15/14	4,300	4,299,756
SLM Student Loan Trust, Series 2008-3, Class A1	Aaa	0.774%(c)	01/25/14	1,977	1,980,397
SLM Student Loan Trust, Series 2008-5, Class A4	Aaa	1.974%(c)	07/25/23	4,275	4,467,290
SLM Student Loan Trust, Series 2011-B, Class A2, 144A	Aaa	3.74%	02/15/29	3,300	3,257,274
Volkswagen Auto Lease Trust, Series 2010-A, Class A2	Aaa	0.77%	01/22/13	3,001	3,002,763
World Omni Automobile Lease Securitization Trust, Series 2009-A, Class A3	Aaa	1.65%	02/15/13	4,172	4,180,748

TOTAL ASSET-BACKED SECURITIES (cost $103,246,168)					103,165,872

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST LORD ABBETT CORE FIXED-INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.2%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banc of America Large Loan, Inc., Series 2009-FDG, Class A, 144A	AAA(d)	5.204%(c)	01/25/42	$5,174	$5,462,423
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2003-1, Class A1	AAA(d)	3.878%	09/11/36	230	230,847
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class AM	Aa3	5.347%	12/10/46	4,000	3,810,966
Commercial Mortgage Pass-Through Certificates, Series 2007-FL14, Class AJ, 144A	Aa3	0.367%(c)	06/15/22	2,984	2,718,178
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-CK6, Class A3	Aaa	6.387%	08/15/36	501	503,599
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A3	Aaa	6.439%	12/15/35	5,242	5,316,257
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3	Aaa	5.311%	12/15/39	6,000	6,426,151
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class A2	Aaa	4.079%	05/10/36	1,750	1,817,532
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM	Aa3	5.881%(c)	07/10/38	3,280	3,370,161
GS Mortgage Securities Corp. II, Series 2006-GG6, Class AM	BBB+(d)	5.622%(c)	04/10/38	1,585	1,576,805
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.56%	11/10/39	5,000	5,418,227
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A3	Aaa	5.376%	07/12/37	1,495	1,536,221
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A1	Aaa	4.475%	07/15/41	373	378,923
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A4A	Aaa	4.936%(c)	08/15/42	3,860	4,156,122
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.205%(c)	12/15/44	4,930	5,379,967
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4	Aaa	5.475%(c)	04/15/43	275	299,563
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4	Aaa	5.88%(c)	04/15/45	2,630	2,918,910
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.99%(c)	06/15/49	5,000	5,138,434
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4	Aa2	5.817%(c)	06/15/49	3,745	4,038,977
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	Aaa	4.739%	07/15/30	4,600	4,923,822
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3	Aaa	5.347%	11/15/38	2,890	3,111,050
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A2	AAA(d)	5.318%	02/15/40	900	910,483
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AM	BBB(d)	5.455%	02/15/40	2,200	2,138,200
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A4FL	Aaa	0.44%(c)	11/12/37	5,900	5,701,115
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4	Aa2	5.378%	08/12/48	3,200	3,378,410
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4	Aaa	6.39%	07/15/33	263	262,923
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A3	Aaa	6.51%	04/15/34	424	430,797
Wachovia Bank Commercial Mortgage Trust, Series 2005-C19, Class A5	AAA(d)	4.661%	05/15/44	2,275	2,330,721
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7	Aaa	5.118%(c)	07/15/42	895	971,899

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST LORD ABBETT CORE FIXED-INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	Aaa	5.466%(c)	01/15/45	$2,700	$2,775,676
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	Aa3	5.603%(c)	10/15/48	3,100	2,931,423

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $91,463,832)					90,364,782

CORPORATE BONDS — 23.2%
Aerospace & Defense
Embraer Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa3	6.375%	01/15/20	650	708,500

Agriculture — 0.9%
Altria Group, Inc., Gtd. Notes	Baa1	9.95%	11/10/38	5,015	7,046,306
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	2,300	2,678,930
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	05/01/40	2,540	2,793,888

					12,519,124

Auto Parts & Equipment — 0.2%
BorgWarner, Inc., Sr. Unsec’d. Notes	Baa3	8.00%	10/01/19	1,885	2,275,759

Automobile Manufacturers — 0.1%
Kia Motors Corp., Sr. Unsec’d. Notes, 144A (Korea)	Baa2	3.625%	06/14/16	1,200	1,187,035

Banking — 4.3%
Banco do Brasil SA, Sub. Notes, 144A (Brazil)	Baa1	5.875%	01/26/22	1,400	1,384,600
Banco Santander Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil)	Baa1	4.25%	01/14/16	1,500	1,503,750
BanColombia SA, Sr. Unsec’d. Notes, 144A (Colombia)	Baa2	4.25%	01/12/16	1,350	1,356,750
Bank of America Corp., Sr. Unsec’d. Notes(a)	A2	5.625%	07/01/20	375	387,192
Bank of America Corp., Sr. Unsec’d. Notes	A2	7.625%	06/01/19	3,850	4,459,809
Bank of Nova Scotia, Covered Bonds, 144A (Canada)(a)	Aaa	1.45%	07/26/13	6,700	6,776,916
BBVA Bancomer SA, Sr. Unsec’d. Notes, 144A (Mexico)	A1	4.50%	03/10/16	1,000	1,017,500
Citigroup, Inc., Unsec’d. Notes	A3	8.50%	05/22/19	4,054	5,025,561
Discover Bank, Sub. Notes	Ba1	8.70%	11/18/19	3,200	3,860,352
DnB NOR Boligkreditt, Covered Bonds, 144A (Norway)	Aaa	2.10%	10/14/16	4,200	4,150,831
Export-Import Bank of Korea, Sr. Unsec’d. Notes (Korea)	A1	3.75%	10/20/16	1,450	1,462,628
First Citizens St Lucia Ltd., Bank Gtd. Notes, 144A (Liechtenstein)	A2	4.903%	02/09/16	300	306,337
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.25%	02/01/41	2,295	2,313,752
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.375%	03/15/20	6,327	6,533,545
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.125%	02/15/33	968	974,402
HSBC Bank Brasil SA – Banco Multiplo, Sr. Unsec’d. Notes, 144A (Brazil)	Baa1	4.00%	05/11/16	1,500	1,515,000
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.25%	08/28/17	2,936	3,175,081
NIBC Bank NV, Gov’t. Liquid Gtd. Notes, 144A (Netherlands)	Aaa	2.80%	12/02/14	4,170	4,341,083
SVB Financial Group, Sr. Unsec’d. Notes	A3	5.375%	09/15/20	425	427,047
Toronto-Dominion Bank (The), Covered Bonds, 144A (Canada)(a)	Aaa	2.20%	07/29/15	5,000	5,066,510
Westpac Banking Corp., Gov’t. Liquid Gtd. Notes, 144A (Australia)	Aaa	2.90%	09/10/14	6,480	6,797,527

					62,836,173

Building Materials
Owens Corning, Gtd. Notes	Ba1	9.00%	06/15/19	485	579,282

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST LORD ABBETT CORE FIXED-INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Chemicals — 1.1%
Airgas, Inc., Gtd. Notes	Baa3	7.125%	10/01/18	$1,400	$1,512,000
Braskem Finance Ltd., Gtd. Notes, 144A (Cayman Islands)	Baa3	5.75%	04/15/21	1,900	1,911,970
Incitec Pivot Finance LLC, Gtd. Notes, 144A	Baa3	6.00%	12/10/19	3,295	3,529,050
Mosaic Co. (The), Sr. Unsec’d. Notes, 144A	Baa2	7.625%	12/01/16	6,000	6,375,000
Mosaic Global Holdings, Inc., Gtd. Notes	Baa2	7.30%	01/15/28	1,800	2,099,468
Sociedad Quimica y Minera de Chile SA, Sr. Unsec’d. Notes, 144A (Chile)	Baa1	5.50%	04/21/20	600	618,585

					16,046,073

Commercial Services — 0.1%
Verisk Analytics, Inc., Gtd. Notes	Ba1	5.80%	05/01/21	1,200	1,272,839

Construction & Engineering
Odebrecht Finance Ltd., Gtd. Notes, 144A (Cayman Islands)	Baa3	6.00%	04/05/23	600	596,250

Consumer Products — 0.1%
Tupperware Brands Corp., Gtd. Notes, 144A	Baa3	4.75%	06/01/21	1,445	1,424,862

Diversified Financial Services — 3.7%
Alta Wind Holdings LLC, Pass-Through Certificates, 144A	BBB-(d)	7.00%	06/30/35	819	868,573
BM&FBovespa SA, Sr. Unsec’d. Notes, 144A (Brazil)	Baa1	5.50%	07/16/20	900	931,950
Carnival PLC, Gtd. Notes (United Kingdom)	A3	7.875%	06/01/27	1,690	1,960,562
Entertainment Properties Trust, Gtd. Notes	Baa3	7.75%	07/15/20	1,461	1,647,278
FMR LLC, Sr. Unsec’d. Notes, 144A	A2	6.45%	11/15/39	2,325	2,343,226
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	2.00%	09/28/12	4,350	4,430,784
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.875%	01/10/39	13,486	15,266,381
Hyundai Capital America, Gtd. Notes, 144A	Baa2	3.75%	04/06/16	175	175,621
Hyundai Capital Services, Inc., Sr. Unsec’d. Notes, 144A (South Korea)	Baa2	4.375%	07/27/16	1,050	1,076,694
Lazard Group LLC, Sr. Unsec’d. Notes	Ba2	7.125%	05/15/15	4,700	5,288,501
NASDAQ OMX Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	5.25%	01/16/18	5,795	5,932,116
NASDAQ OMX Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	5.55%	01/15/20	442	440,569
Raymond James Financial, Inc., Sr. Unsec’d. Notes	Baa2	8.60%	08/15/19	3,907	4,771,201
TD Ameritrade Holding Corp., Gtd. Notes	Baa1	5.60%	12/01/19	3,175	3,403,660
Woodside Finance Ltd., Gtd. Notes, 144A (Australia)	Baa1	8.75%	03/01/19	3,425	4,328,310

					52,865,426

Diversified Operations — 0.1%
Voto-Votorantim Ltd., Gtd. Notes, 144A (Cayman Islands)	Baa3	6.75%	04/05/21	650	689,000
Votorantim Cimentos SA, Gtd. Notes, 144A (Brazil)	Baa3	7.25%	04/05/41	1,200	1,185,000

					1,874,000

Electric — 1.5%
Abu Dhabi National Energy Co., Sr. Unsec’d. Notes, 144A (United Arab Emirates)	A3	6.165%	10/25/17	1,800	1,941,750
Abu Dhabi National Energy Co., Sr. Unsec’d. Notes, 144A (United Arab Emirates)	A3	6.50%	10/27/36	3,000	2,977,500
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba1	5.90%	12/01/21	2,875	2,851,043
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba1	6.40%	09/15/20	1,525	1,577,464
EDP Finance BV, Sr. Unsec’d. Notes, 144A (Netherlands)	Baa1	6.00%	02/02/18	6,525	6,037,295
Enel Finance International NV, Gtd. Notes, 144A (Luxembourg)	A2	6.80%	09/15/37	1,750	1,714,377
ITC Holdings Corp., Sr. Unsec’d. Notes, 144A	Baa2	5.50%	01/15/20	1,717	1,868,103
PPL WEM Holdings PLC, Sr. Unsec’d. Notes, 144A (United Kingdom)	Baa3	5.375%	05/01/21	1,913	1,981,765
Texas-New Mexico Power Co., First Mortgage, 144A	Baa1	9.50%	04/01/19	625	803,151

					21,752,448

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST LORD ABBETT CORE FIXED-INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Electronic Components & Equipment — 0.2%
Energizer Holdings, Inc., Sr. Notes, 144A	Baa3	4.70%	05/19/21	$994	$981,748
Legrand France SA, Sr. Unsec’d. Notes (France)	Baa2	8.50%	02/15/25	1,800	2,257,182

					3,238,930

Environmental Control
Old AII, Inc., Gtd. Notes(i)	NR	10.00%	12/15/16	1,025	103

Food — 0.1%
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa	6.875%	02/01/38	1,000	1,156,891

Gas Distribution — 0.1%
Florida Gas Transmission Co. LLC, Sr. Notes, 144A	Baa2	7.90%	05/15/19	1,000	1,233,516
Mega Advance Investments Ltd., Gtd. Notes, 144A (Hong Kong)	Baa1	5.00%	05/12/21	750	738,614

					1,972,130

Hotels & Motels — 0.2%
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa2	6.875%	08/15/19	1,630	1,819,033
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Ba1	5.75%	02/01/18	500	516,295

					2,335,328

Insurance — 0.9%
Aflac, Inc., Sr. Unsec’d. Notes	A2	8.50%	05/15/19	2,207	2,699,170
Fidelity National Financial, Inc., Sr. Unsec’d. Notes	Baa3	6.60%	05/15/17	850	897,213
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	5.00%	06/01/21	2,482	2,350,265
Markel Corp., Sr. Unsec’d. Notes	Baa2	7.125%	09/30/19	3,155	3,603,083
Validus Holdings Ltd., Sr. Unsec’d. Notes (Bermuda)	Baa2	8.875%	01/26/40	1,442	1,530,485
Willis North America, Inc., Gtd. Notes	Baa3	7.00%	09/29/19	1,826	2,023,296

					13,103,512

Investment Company — 0.1%
Oaktree Capital Management LP, Notes, 144A	A-(d)	6.75%	12/02/19	793	840,329

Media — 0.6%
Comcast Corp., Gtd. Notes	Baa1	6.95%	08/15/37	2,000	2,257,748
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	7.625%	05/15/16	5,775	6,294,750

					8,552,498

Metals & Mining — 1.7%
Allegheny Ludlum Corp., Gtd. Notes	Baa3	6.95%	12/15/25	1,850	2,035,449
Allegheny Technologies, Inc., Sr. Unsec’d. Notes	Baa3	9.375%	06/01/19	3,000	3,801,183
AngloGold Ashanti Holdings PLC, Gtd. Notes (South Africa)	Baa3	6.50%	04/15/40	1,945	1,855,215
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	8.375%	04/01/17	6,250	6,828,125
Gold Fields Orogen Holding BVI Ltd., Gtd. Notes, 144A (British Virgin Islands)	Baa3	4.875%	10/07/20	4,400	4,164,772
Hyundai Steel Co., Sr. Unsec’d. Notes, 144A (Korea)	Baa3	4.625%	04/21/16	1,300	1,335,158
POSCO, Sr. Unsec’d. Notes, 144A (Korea)	A2	5.25%	04/14/21	1,400	1,414,822
Valmont Industries, Inc., Gtd. Notes	Baa3	6.625%	04/20/20	3,100	3,394,649

					24,829,373

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST LORD ABBETT CORE FIXED-INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Oil & Gas — 2.9%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	6.375%	07/15/18	$1,925	$2,199,026
Canadian Oil Sands Ltd., Sr. Unsec’d. Notes, 144A (Canada)	Baa2	7.75%	05/15/19	2,643	3,175,411
CNOOC Finance 2011 Ltd., Gtd. Notes, 144A (Hong Kong)	Aa3	5.75%	01/26/41	1,000	1,017,557
CNPC HK Overseas Capital Ltd., Gtd. Notes, 144A (Hong Kong)	A1	5.95%	04/28/41	1,400	1,385,986
Dolphin Energy Ltd., Sr. Sec’d. Notes, 144A (United Arab Emirates)	A1	5.888%	06/15/19	1,679	1,808,950
Ecopetrol SA, Sr. Unsec’d. Notes (Colombia)	Baa2	7.625%	07/23/19	1,350	1,616,625
ENI SpA, Sr. Unsec’d. Notes, 144A (Italy)	Aa3	5.70%	10/01/40	8,697	8,113,466
Korea National Oil Corp., Sr. Unsec’d. Notes, 144A (Korea)	A1	5.375%	07/30/14	2,200	2,363,647
Lukoil International Finance BV, Gtd. Notes, 144A (Netherlands)	Baa2	6.656%	06/07/22	975	1,029,844
National Fuel Gas Co., Sr. Unsec’d. Notes	Baa1	6.50%	04/15/18	1,440	1,610,064
National Fuel Gas Co., Sr. Unsec’d. Notes	Baa1	8.75%	05/01/19	675	843,830
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	A3	5.375%	01/27/21	950	975,468
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	A3	5.875%	03/01/18	500	537,985
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	A3	6.875%	01/20/40	1,100	1,171,237
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes, 144A (Trinidad & Tobago)	Baa3	9.75%	08/14/19	800	966,000
Petronas Global Sukuk Ltd., Gtd. Notes, 144A (Malaysia)	A1	4.25%	08/12/14	2,200	2,324,564
Pride International, Inc., Gtd. Notes	Baa1	8.50%	06/15/19	3,950	4,977,628
Rowan Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.875%	08/01/19	1,000	1,188,348
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.50%	07/18/16	1,200	1,365,000
Valero Energy Corp., Gtd. Notes	Baa2	9.375%	03/15/19	500	638,640
Valero Energy Corp., Gtd. Notes	Baa2	10.50%	03/15/39	1,275	1,803,169
Weatherford International Ltd., Gtd. Notes (Bermuda)	Baa2	9.875%	03/01/39	657	922,334

					42,034,779

Paper & Forest Products — 0.6%
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba1	8.25%	05/01/16	1,500	1,700,339
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba2	7.75%	11/15/29	1,397	1,608,029
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba2	8.875%	05/15/31	1,040	1,313,937
International Paper Co., Sr. Unsec’d. Notes	Baa3	9.375%	05/15/19	1,315	1,679,275
Plum Creek Timberlands LP, Gtd. Notes	Baa2	4.70%	03/15/21	3,325	3,276,977

					9,578,557

Pipelines — 0.9%
AK Transneft OJSC Via TransCapitalInvest Ltd., Sr. Unsec’d. Notes, 144A (Ireland)	Baa1	5.67%	03/05/14	1,100	1,171,500
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A	BBB-(d)	6.45%	05/01/21	2,450	2,584,689
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	Ba1	6.85%	07/15/18	3,716	4,166,509
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa2	5.50%	03/01/14	800	875,360
Tennessee Gas Pipeline Co., Sr. Unsec’d. Notes	Baa3	8.375%	06/15/32	1,860	2,351,550
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	8.75%	03/15/32	1,149	1,460,977

					12,610,585

Real Estate Investment Trusts — 0.8%
Federal Realty Investment Trust, Sr. Unsec’d. Notes	Baa1	5.90%	04/01/20	272	298,023
Goodman Funding Pty Ltd., Sr. Unsec’d. Notes, 144A (Australia)	Baa3	6.375%	04/15/21	2,750	2,823,370
HCP, Inc., Sr. Unsec’d. Notes	Baa2	6.00%	01/30/17	2,400	2,642,753
Health Care REIT, Inc., Sr. Unsec’d. Notes	Baa2	5.25%	01/15/22	1,397	1,391,635

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST LORD ABBETT CORE FIXED-INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Real Estate Investment Trusts (cont’d.)
Tanger Properties LP, Sr. Unsec’d. Notes	Baa2	6.15%	11/15/15	$400	$446,474
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Baa3	3.125%	11/30/15	150	148,524
Weyerhaeuser Co., Sr. Unsec’d. Notes	Ba1	7.375%	10/01/19	3,125	3,539,944

					11,290,723

Retail — 0.4%
Family Dollar Stores, Inc., Sr. Unsec’d. Notes	Baa3	5.00%	02/01/21	1,535	1,505,341
Home Depot, Inc., Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	2,000	2,046,900
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.50%	08/15/37	1,869	2,146,511

					5,698,752

Semiconductors — 0.4%
KLA-Tencor Corp., Sr. Unsec’d. Notes	Baa1	6.90%	05/01/18	5,143	5,809,625

Telecommunications — 0.4%
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A	Baa3	7.75%	05/01/17	2,250	2,435,625
Harris Corp., Sr. Unsec’d. Notes	Baa1	6.375%	06/15/19	776	888,446
Qtel International Finance Ltd., Gtd. Notes, 144A (Bermuda)	A2	4.75%	02/16/21	275	268,125
Telemar Norte Leste SA, Sr. Unsec’d. Notes, 144A (Brazil)(a)	Baa2	5.50%	10/23/20	1,500	1,481,250
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sec’d. Notes, 144A (Ireland)	Ba3	7.748%	02/02/21	450	463,500

					5,536,946

Transportation — 0.8%
Asciano Finance Ltd., Gtd. Notes, 144A (Australia)	Baa2	4.625%	09/23/20	890	849,208
Asciano Finance Ltd., Gtd. Notes, 144A (Australia)	Baa2	5.00%	04/07/18	2,500	2,566,212
DP World Sukuk Ltd., Sr. Unsec’d. Notes, 144A (Cayman Islands)	Baa3	6.25%	07/02/17	1,000	1,031,250
SCF Capital Ltd., Gtd. Notes, 144A (Ireland)	Baa3	5.375%	10/27/17	1,600	1,602,080
Viterra, Inc., Gtd. Notes, 144A (Canada)	Ba1	5.95%	08/01/20	5,700	5,796,319

					11,845,069

TOTAL CORPORATE BONDS (cost $339,766,832)					336,371,901

FOREIGN GOVERNMENT BONDS — 1.7%
Bermuda Government International Bond, Sr. Notes, 144A (Bermuda)	Aa2	5.603%	07/20/20	2,550	2,806,657
Caisse D’amortissement De La Dette Sociale, Sr. Unsec’d. Notes, 144A (France)	Aaa	1.25%	07/11/14	4,360	4,353,242
Commonwealth of the Bahamas, Sr. Unsec’d. Notes, 144A (Bahamas)	A3	6.95%	11/20/29	1,850	1,997,956
Federative Republic of Brazil, Sr. Unsec’d. Notes (Brazil)	Baa2	5.625%	01/07/41	1,250	1,284,375
Government of the Cayman Islands, Sr. Unsec’d. Notes, 144A (Cayman Islands)	Aa3	5.95%	11/24/19	1,500	1,607,126
Kommunalbanken AS, Sr. Unsec’d. Notes, 144A (Norway)	Aaa	2.375%	01/19/16	3,100	3,159,247
Korea National Oil Corp., Sr. Unsec’d. Notes, 144A (Korea)	A1	2.875%	11/09/15	3,400	3,326,138
Mexico Government International Bond, Sr. Unsec’d. Notes (Mexico)	Baa1	6.05%	01/11/40	200	212,800

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST LORD ABBETT CORE FIXED-INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

FOREIGN GOVERNMENT BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Panama Government International Bond, Sr. Unsec’d. Notes (Panama)	Baa3	6.70%	01/26/36	$700	$826,000
Peruvian Government International Bond, Sr. Unsec’d. Notes (Peru)	Baa3	6.55%	03/14/37	875	976,063
Russian Foreign Bond, Sr. Unsec’d. Notes, 144A (Russia)	Baa1	3.625%	04/29/15	3,100	3,185,250
Russian Foreign Bond, Sr. Unsec’d. Notes, 144A (Russia)	Baa1	5.00%	04/29/20	500	516,875

TOTAL FOREIGN GOVERNMENT BONDS (cost $24,142,226)					24,251,729

MUNICIPAL BONDS — 1.6%
California — 0.6%
Bay Area Toll Authority, Revenue Bonds	A1	6.907%	10/01/50	825	888,500
Bay Area Toll Authority, Revenue Bonds	A1	6.918%	04/01/40	250	272,488
Bay Area Toll Authority, Revenue Bonds	A1	7.043%	04/01/50	535	584,819
Los Angeles County Metropolitan Transportation Authority, Revenue Bonds	Aa2	5.735%	06/01/39	410	413,690
Sacramento Municipal Utility District, Revenue Bonds	A1	6.156%	05/15/36	1,500	1,547,655
University of California Regents Medical Center, Revenue Bonds	Aa2	6.583%	05/15/49	1,320	1,388,204
University of California, Revenue Bonds	Aa1	5.77%	05/15/43	1,929	1,916,635
University of California, Revenue Bonds	Aa2	6.548%	05/15/48	1,125	1,145,363

					8,157,354

Georgia — 0.3%
Municipal Electric Authority of Georgia, Revenue Bonds	Baa2	7.055%	04/01/57	3,817	3,614,699

Illinois — 0.1%
State of Illinois, General Obligation Unlimited	A1	5.877%	03/01/19	1,686	1,732,989

Nevada — 0.1%
County of Clark NV, Revenue Bonds	Aa2	6.881%	07/01/42	785	803,102
Las Vegas Valley Water District, General Obligation Limited	Aa2	7.013%	06/01/39	1,000	1,142,540

					1,945,642

New York — 0.2%
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	6.011%	06/15/42	1,350	1,473,363
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	6.282%	06/15/42	900	932,535
New York City Transitional Finance Authority, Revenue Bonds	Aa1	5.767%	08/01/36	500	520,805

					2,926,703

Oregon
Oregon Department of Transportation, Revenue Bonds	Aa2	5.834%	11/15/34	220	238,697

Tennessee — 0.3%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds	Aa2	6.731%	07/01/43	3,965	4,087,241

TOTAL MUNICIPAL BONDS (cost $23,184,582)					22,703,325

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST LORD ABBETT CORE FIXED-INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.6%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Fannie Mae-Aces, Series 2009-M1, Class A2	Aaa	4.287%	07/25/19	$2,160	$2,261,718
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A2	Aaa	4.186%(c)	08/25/19	2,020	2,104,668
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	Aaa	4.317%	11/25/19	1,275	1,319,656
FHLMC Multifamily Structured Pass-Through Certificates, Series K011, Class A2	Aaa	4.084%(c)	11/25/20	15,970	16,539,982
FHLMC Multifamily Structured Pass-Through Certificates, Series KAIV, Class A2	Aaa	3.989%(c)	06/25/46	15,000	15,036,414

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $37,163,811)					37,262,438

U.S. GOVERNMENT AGENCY OBLIGATION — 0.2%
Federal Home Loan Mortgage Corp. (cost $2,976,066)		1.00%	08/27/14	2,980	2,973,027

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 26.3%
Federal Home Loan Mortgage Corp.		4.00%	TBA	78,400	78,326,461
Federal Home Loan Mortgage Corp.		4.335%(c)	02/01/36	3,219	3,412,726
Federal Home Loan Mortgage Corp.		5.00%	TBA	39,000	41,778,750
Federal Home Loan Mortgage Corp.		5.019%(c)	06/01/36	1,181	1,244,388
Federal Home Loan Mortgage Corp.		5.796%(c)	09/01/37	4,127	4,377,460
Federal Home Loan Mortgage Corp.		5.953%(c)	02/01/37	927	983,594
Federal National Mortgage Assoc.		4.50%	03/01/40-06/01/41	72,900	75,536,210
Federal National Mortgage Assoc.		4.50%	TBA	8,000	8,480,000
Federal National Mortgage Assoc.		4.777%(c)	09/01/35	4,246	4,508,377
Federal National Mortgage Assoc.		4.788%(c)	03/01/37	6,232	6,658,437
Federal National Mortgage Assoc.		4.936%(c)	07/01/38	2,582	2,757,504
Federal National Mortgage Assoc.		4.949%(c)	09/01/37	6,095	6,400,574
Federal National Mortgage Assoc.		5.077%(c)	10/01/38	12,426	13,202,906
Federal National Mortgage Assoc.		5.149%(c)	10/01/38	6,268	6,703,801
Federal National Mortgage Assoc.		5.50%	05/01/33-10/01/38	88,647	96,363,168
Federal National Mortgage Assoc.		5.50%	TBA	28,000	30,275,000

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $381,760,013)					381,009,356

U.S. TREASURY OBLIGATIONS — 33.7%
U.S. Treasury Bonds		4.75%	02/15/41	43,646	46,394,345
U.S. Treasury Notes(a)		0.75%	06/15/14	23,024	22,997,016
U.S. Treasury Notes		1.375%	01/15/13	147,464	149,745,121
U.S. Treasury Notes		1.50%	06/30/16	20,359	20,110,824
U.S. Treasury Notes(a)		1.75%	05/31/16	118,072	118,256,192
U.S. Treasury Notes		2.75%	12/31/17	80,845	83,005,097
U.S. Treasury Notes		3.125%	05/15/21	47,767	47,632,775

TOTAL U.S. TREASURY OBLIGATIONS (cost $490,198,926)					488,141,370

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST LORD ABBETT CORE FIXED-INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCK — 0.1%	Shares	Value (Note 2)

Auto Parts & Related
Cooper-Standard Holding, Inc. (Institutional Offer)* (cost $629,202)	28,130	$1,293,980

PREFERRED STOCKS — 0.1%
Auto Parts & Related
Cooper-Standard Holding, Inc., 7.00%, CVT	1,664	325,728
Banking — 0.1%
US Bancorp, 3.50%, CVT(c)	600	504,000

TOTAL PREFERRED STOCKS (cost $615,025)		829,728

	Units

WARRANTS*
Auto Parts & Related
Cooper-Standard Holding, Inc., expiring 11/27/17	3,474	92,061
Cooper-Standard Holding, Inc., expiring 11/27/17	2,788	73,882

TOTAL WARRANTS (cost $271,993)		165,943

TOTAL LONG-TERM INVESTMENTS (cost $1,495,418,676)		1,488,533,451

	Shares

SHORT-TERM INVESTMENT — 22.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $320,359,669; includes $163,082,255 of cash collateral for securities on loan) (Note 4)(b)(w)	320,359,669	320,359,669

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—124.9% (cost $1,815,778,345)		1,808,893,120

	Interest Rate	Maturity Date	Principal Amount (000)#

SECURITY SOLD SHORT — (1.9)%

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
Federal National Mortgage Assoc. (proceeds received $27,097,891)	4.50%	TBA	$26,000	(26,897,806)

TOTAL INVESTMENTS(o) — 123.0% (cost $1,788,680,454)				1,781,995,314
Liabilities in excess of other assets — (23.0)%				(333,343,214)

NET ASSETS — 100.0%				$1,448,652,100

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST LORD ABBETT CORE FIXED-INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

FDIC	Federal Deposit Insurance Corp.

FHLMC	Federal Home Loan Mortgage Corporation

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

REIT	Real Estate Investment Trust

TBA	To Be Announced

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $159,125,625; cash collateral of $163,082,255 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.

(d)	Standard & Poor’s rating.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(o)	As of June 30, 2011, three securities representing $1,693,590 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$—	$1,293,980	$—
Preferred Stocks	504,000	—	325,728
Warrants	92,061	73,882	—
Asset-Backed Securities	—	103,165,872	—
Commercial Mortgage-Backed Securities	—	90,364,782	—
Corporate Bonds	—	336,371,901	—
U.S. Treasury Obligations	—	488,141,370	—
U.S. Government Mortgage-Backed Obligations	—	381,009,356	—
Municipal Bonds	—	22,703,325	—
Foreign Government Bonds	—	24,251,729	—
U.S. Government Agency Obligation	—	2,973,027	—
Residential Mortgage-Backed Securities	—	37,262,438	—
Affiliated Money Market Mutual Fund	320,359,669	—	—
Short Sales – U.S. Government Mortgage-Backed Obligation	—	(26,897,806)	—

Total	$320,955,730	$1,460,713,856	$325,728

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST LORD ABBETT CORE FIXED-INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

U.S. Treasury Obligations	33.7%
U.S. Government Mortgage-Backed Obligations	26.3
Affiliated Money Market Mutual Fund (11.3% represents investments purchased with collateral from securities on loan)	22.1
Asset-Backed Securities	7.1
Commercial Mortgage-Backed Securities	6.2
Banking	4.4
Diversified Financial Services	3.7
Oil & Gas	2.9
Residential Mortgage-Backed Securities	2.6
Metals & Mining	1.7
Foreign Government Bonds	1.7
Municipal Bonds	1.6
Electric	1.5
Chemicals	1.1
Insurance	0.9
Pipelines	0.9
Agriculture	0.9
Transportation	0.8

Real Estate Investment Trusts	0.8%
Media	0.6
Paper & Forest Products	0.6
Semiconductors	0.4
Retail	0.4
Telecommunications	0.4
Electronic Components & Equipment	0.2
U.S. Government Agency Obligation	0.2
Hotels & Motels	0.2
Auto Parts & Equipment	0.2
Gas Distribution	0.1
Diversified Operations	0.1
Auto Parts & Related	0.1
Consumer Products	0.1
Commercial Services	0.1
Automobile Manufacturers	0.1
Food	0.1
Investment Company	0.1

124.9
Security Sold Short	(1.9)
Liabilities in excess of other assets	(23.0)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Equity contracts	Unaffiliated investments	$165,943	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants
Equity contracts	$(2,699,092)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants
Equity contracts	$2,751,446

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST LORD ABBETT CORE FIXED-INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011

ASSETS:
Investments at value, including securities on loan of $159,125,625:
Unaffiliated investments (cost $1,495,418,676)	$1,488,533,451
Affiliated investments (cost $320,359,669)	320,359,669
Receivable for investments sold	58,520,932
Dividends and interest receivable	9,074,915
Receivable for fund share sold	432,183
Prepaid expenses	3,593

Total Assets	1,876,924,743

LIABILITIES:
Payable for investments purchased	227,882,124
Payable to broker for collateral for securities on loan	163,082,255
Securities sold short, at value (proceeds received $27,097,891)	26,897,806
Payable to custodian	7,249,804
Payable for fund share repurchased	2,840,400
Advisory fees payable	242,663
Accrued expenses and other liabilities	60,742
Shareholder servicing fees payable	16,325
Affiliated transfer agent fee payable	524

Total Liabilities	428,272,643

NET ASSETS	$1,448,652,100

Net assets were comprised of:
Paid-in capital	$1,426,659,305
Retained earnings	21,992,795

Net assets, June 30, 2011	$1,448,652,100

Net asset value and redemption price per share, $1,448,652,100 / 133,794,503 outstanding shares of beneficial interest	$10.83

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated interest income	$12,501,817
Unaffiliated dividend income (net of $750 foreign withholding tax)	289,182
Affiliated dividend income	96,822
Affiliated income from securities lending, net	75,061

12,962,882

EXPENSES
Advisory fees	2,592,145
Shareholder servicing fees and expenses	324,017
Custodian and accounting fees	66,000
Audit fee	12,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Commitment fee on syndicated credit agreement	5,000
Shareholders’ reports	4,000
Legal fees and expenses	3,000
Loan interest expense (Note 7)	2,732
Insurance expenses	2,000
Miscellaneous	7,007

Total expenses	3,028,901
Less: advisory fee waiver and/or expense reimbursement	(218,043)
Less: shareholder servicing fee waiver	(7,607)

Net expenses	2,803,251

NET INVESTMENT INCOME	10,159,631

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	35,982,993
Short sales transactions	(51,992)

35,931,001

Net change in unrealized appreciation (depreciation) on:
Investments	(24,318,930)
Short sales	200,085

(24,118,845)

NET GAIN ON INVESTMENTS	11,812,156

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,971,787

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$10,159,631	$24,212,506
Net realized gain on investment transactions	35,931,001	15,416,426
Net change in unrealized appreciation (depreciation) on investments	(24,118,845)	8,559,795

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	21,971,787	48,188,727

DISTRIBUTIONS	(24,256,784)	(23,160,615)

FUND SHARE TRANSACTIONS:
Fund share sold [102,355,049 and 21,493,145 shares, respectively]	1,126,280,335	215,586,555
Fund share issued in reinvestment of distributions [2,227,437 and 2,474,425 shares, respectively]	24,256,784	23,160,615
Fund share repurchased [11,417,888 and 28,037,916 shares, respectively]	(123,566,874)	(281,040,298)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	1,026,970,245	(42,293,128)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,024,685,248	(17,265,016)
NET ASSETS:
Beginning of period	423,966,852	441,231,868

End of period	$1,448,652,100	$423,966,852

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS	Shares	Value (Note 2)

Austria — 1.0%
Erste Group Bank AG	55,133	$2,890,249

Brazil — 0.6%
Banco Santander Brasil SA, ADS	140,770	1,648,417

Canada — 1.8%
Canadian National Railway Co.	62,262	4,974,734

Czech Republic — 0.4%
Komercni Banka A/S	4,326	1,054,993

France — 10.1%
Air Liquide SA	19,604	2,809,912
AXA SA	94,338	2,143,734
Danone SA	62,615	4,671,745
Dassault Systemes SA	23,871	2,032,348
Legrand SA	84,079	3,541,394
LVMH Moet Hennessy Louis Vuitton SA	28,101	5,057,186
Pernod-Ricard SA	29,990	2,956,032
Schneider Electric SA	29,494	4,927,215

		28,139,566

Germany — 7.3%
Bayer AG	55,517	4,463,387
Beiersdorf AG	21,143	1,372,066
Deutsche Boerse AG	29,861	2,269,086
Linde AG	50,899	8,923,822
Merck KGaA	30,252	3,287,631

		20,315,992

India — 0.5%
ICICI Bank Ltd., ADR	25,000	1,232,500

Ireland — 1.8%
Accenture PLC (Class A Stock)	84,470	5,103,677

Japan — 4.6%
Aeon Credit Service Co. Ltd.	48,600	665,668
Canon, Inc.	60,300	2,868,250
Hoya Corp.	102,400	2,266,986
INPEX Corp.	344	2,543,255
Kao Corp.	30,500	801,973
Lawson, Inc.	12,900	676,747
Shin-Etsu Chemical Co. Ltd.	53,100	2,846,254

		12,669,133

Netherlands — 5.2%
Akzo Nobel NV	72,045	4,544,734
Heineken NV	124,205	7,469,447
Schlumberger Ltd.	17,320	1,496,448
TNT Express NV*	94,046	975,401

		14,486,030

South Korea — 1.0%
Samsung Electronics Co. Ltd.	3,663	2,846,991

Spain — 0.3%
Red Electrica Corp. SA	12,040	726,768

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Sweden — 1.6%
Hennes & Mauritz AB (Class B Stock)	40,960	$1,412,347
Svenska Cellulosa AB SCA (Class B Stock)	215,100	3,028,308

		4,440,655

Switzerland — 9.6%
Compagnie Financiere Richemont SA (Class A Stock)	53,376	3,494,914
Givaudan SA	1,758	1,859,936
Julius Baer Group Ltd.	65,614	2,710,406
Kuehne & Nagel International AG	4,880	740,634
Nestle SA	144,381	8,972,830
Roche Holding AG	16,242	2,718,108
Sonova Holding AG	12,979	1,211,836
Swiss Re Ltd.	31,358	1,760,822
UBS AG*	177,484	3,236,194

		26,705,680

United Kingdom — 10.6%
Burberry Group PLC	52,819	1,229,197
Compass Group PLC	288,650	2,784,256
Diageo PLC	272,673	5,571,007
Ladbrokes PLC	336,363	822,728
Reckitt Benckiser Group PLC	122,054	6,738,661
Royal Dutch Shell PLC (Class A Stock)	31,099	1,104,011
Smiths Group PLC	47,442	914,469
Standard Chartered PLC	139,632	3,670,811
Tesco PLC	280,400	1,809,119
William Hill PLC	375,217	1,375,440
WPP PLC	269,348	3,371,876

		29,391,575

United States — 42.1%
3M Co.	55,720	5,285,042
Abercrombie & Fitch Co. (Class A Stock)	6,490	434,311
American Express Co.	51,020	2,637,734
Amphenol Corp. (Class A Stock)	20,950	1,131,090
Autodesk, Inc.*	17,310	668,166
Bank of New York Mellon Corp. (The)	167,330	4,286,995
Cisco Systems, Inc.	232,630	3,631,354
Colgate-Palmolive Co.	43,220	3,777,860
DENTSPLY International, Inc.	63,470	2,416,938
Dr. Pepper Snapple Group, Inc.	48,780	2,045,345
General Mills, Inc.	24,200	900,724
Goldman Sachs Group, Inc. (The)	24,300	3,234,087
Harley-Davidson, Inc.	25,150	1,030,396
Honeywell International, Inc.	80,970	4,825,002
Intel Corp.	62,450	1,383,892
J.M. Smucker Co. (The)	31,514	2,408,930
Johnson & Johnson	37,780	2,513,126
Medtronic, Inc.	108,060	4,163,552
Monsanto Co.	19,400	1,407,276
National Oilwell Varco, Inc.	31,550	2,467,525
NIKE, Inc. (Class B Stock)	40,700	3,662,186
Omnicom Group, Inc.(a)	76,140	3,666,902

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

United States (cont’d.)
Oracle Corp.	158,320	$5,210,311
PepsiCo, Inc.	23,670	1,667,078
Praxair, Inc.	24,990	2,708,666
Procter & Gamble Co. (The)	41,174	2,617,431
Rockwell Automation, Inc.	8,750	759,150
Sally Beauty Holdings, Inc.*	54,920	939,132
Sherwin-Williams Co. (The)	26,230	2,199,910
St. Jude Medical, Inc.	84,470	4,027,530
State Street Corp.	115,700	5,216,913
Synthes, Inc.	4,651	818,178
Target Corp.	61,580	2,888,718
Thermo Fisher Scientific, Inc.*	58,290	3,753,293
United Parcel Service, Inc. (Class B Stock)	51,160	3,731,099
United Technologies Corp.	33,890	2,999,604
Urban Outfitters, Inc.*	28,410	799,742
Visa, Inc. (Class A Stock)	41,410	3,489,207
Walgreen Co.	105,090	4,462,121
Walt Disney Co. (The)	155,280	6,062,131
Waters Corp.*	35,620	3,410,259
Zimmer Holdings, Inc.*	15,920	1,006,144

		116,745,050

TOTAL LONG-TERM INVESTMENTS (cost $235,875,757)		273,372,010

	Shares	Value (Note 2)

SHORT-TERM INVESTMENT — 2.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $6,000,546; includes $3,368,051 of cash collateral for securities on loan)(b)(w) (Note 4)	6,000,546	$6,000,546

TOTAL INVESTMENTS(o) — 100.7% (cost $241,876,303)		279,372,556
Liabilities in excess of other assets — (0.7)%		(1,967,951)

NET ASSETS — 100.0%		$277,404,605

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
ADS	American Depositary Security
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,361,568;
cash collateral of $3,368,051 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of June 30, 2011, 8 securities representing $15,516,124 and 5.6% of net assets were fair valued in accordance with the policies adopted by the
Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core
Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Austria	$2,890,249	$—	$—
Brazil	1,648,417	—	—
Canada	4,974,734	—	—
Czech Republic	1,054,993	—	—
France	28,139,566	—	—
Germany	20,315,992	—	—
India	1,232,500	—	—
Ireland	5,103,677	—	—
Japan	—	12,669,133	—
Netherlands	14,486,030	—	—
South Korea	—	2,846,991	—
Spain	726,768	—	—
Sweden	4,440,655	—	—
Switzerland	26,705,680	—	—
United Kingdom	29,391,575	—	—
United States	116,745,050	—	—
Affiliated Money Market Mutual Fund	6,000,546	—	—

Total	$263,856,432	$15,516,124	$—

Fair Value of Level 2 investments at 12/31/10 was $0. $13,853,124 was transferred into Level 2 from Level 1 at 6/30/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Chemicals	11.4%
Financial – Bank & Trust	8.0
Food	7.8
Beverages	7.0
Retail & Merchandising	6.4
Medical Supplies & Equipment	5.9
Diversified Manufacturing	4.1
Consumer Products & Services	4.1
Computer Services & Software	3.9
Financial Services	3.5
Electronic Components & Equipment	3.5
Entertainment & Leisure	3.4
Electronics	2.6
Oil & Gas	2.3
Pharmaceuticals	2.2
Affiliated Money Market Mutual Fund (1.2% represents investments purchased with collateral from securities on loan)	2.2
Transportation	2.0
Conglomerates	1.9

Railroads	1.8%
Semiconductors	1.5
Insurance	1.4
Cosmetics/Personal Care	1.4
Advertising	1.3
Telecommunications	1.3
Commercial Services	1.3
Media	1.2
Paper & Forest Products	1.1
Aerospace & Defense	1.1
Office Equipment	1.0
Industrial Products	0.8
Software	0.7
Banks	0.6
Commercial Banks	0.5
Clothing & Apparel	0.5
Oil, Gas & Consumable Fuels	0.4
Retail	0.3
Electric	0.3

100.7
Liabilities in excess of other assets	(0.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value, including securities on loan of $3,361,568:
Unaffiliated investments (cost $235,875,757)	$273,372,010
Affiliated investments (cost $6,000,546)	6,000,546
Cash	87,658
Foreign currency, at value (cost $140,655)	141,127
Tax reclaim receivable	654,374
Dividends and interest receivable	450,762
Receivable for fund share sold	268,230
Receivable for investments sold	106,087
Prepaid expenses	1,191

Total Assets	281,081,985

LIABILITIES:
Payable to broker for collateral for securities on loan	3,368,051
Payable for fund share repurchased	118,560
Advisory fees payable	107,386
Accrued expenses and other liabilities	81,372
Shareholder servicing fees payable	1,487
Affiliated transfer agent fee payable	524

Total Liabilities	3,677,380

NET ASSETS	$277,404,605

Net assets were comprised of:
Paid-in capital	$243,916,855
Retained earnings	33,487,750

Net assets, June 30, 2011	$277,404,605

Net asset value and redemption price per share, $277,404,605 / 25,527,811 outstanding shares of beneficial interest	$10.87

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $321,186 foreign withholding tax)	$4,437,733
Affiliated dividend income	5,660
Affiliated income from securities lending, net	3,233
Unaffiliated interest income	40

4,446,666

EXPENSES
Advisory fees	1,266,868
Shareholder servicing fees and expenses	126,687
Custodian and accounting fees	83,172
Audit fee	12,000
Trustees’ fees	5,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Insurance expenses	1,000
Miscellaneous	9,050

Total expenses	1,518,777

NET INVESTMENT INCOME	2,927,889

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	2,738,940
Foreign currency transactions	32,631

2,771,571

Net change in unrealized appreciation (depreciation) on:
Investments	12,766,214
Foreign currencies	67,684

12,833,898

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	15,605,469

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,533,358

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,927,889	$1,170,675
Net realized gain (loss) on investment and foreign currency transactions	2,771,571	(1,866,787)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,833,898	21,914,953

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	18,533,358	21,218,841

DISTRIBUTIONS	(1,170,668)	(787,448)

FUND SHARE TRANSACTIONS:
Fund share sold [4,456,466 and 11,863,784 shares, respectively]	46,905,096	108,290,487
Fund share issued in reinvestment of distributions [111,069 and 93,632 shares, respectively]	1,170,668	787,448
Fund share repurchased [1,326,235 and 5,170,220 shares, respectively]	(13,889,013)	(44,555,621)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	34,186,751	64,522,314

CAPITAL CONTRIBUTIONS (NOTE 4):
Proceeds from regulatory settlement	26,202	—

TOTAL INCREASE IN NET ASSETS	51,575,643	84,953,707
NET ASSETS:
Beginning of period	225,828,962	140,875,255

End of period	$277,404,605	$225,828,962

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 93.2%	Shares	Value (Note 2)

Argentina — 0.8%
Banco Macro SA, ADR	23,990	$905,383
BBVA Banco Frances SA, ADR(a)	25,200	259,560
Cresud SACIF y A, ADR(g)	98,401	1,598,032
Grupo Financiero Galicia SA, ADR(a)	59,130	800,620
IRSA Inversiones y Representaciones SA, ADR	12,880	177,229
MercadoLibre, Inc.	19,500	1,547,130
Pampa Energia SA, ADR	25,400	389,636
Petrobras Argentina SA (Class B Stock)(g)	48,072	95,360
Petrobras Argentina SA, ADR	53,844	1,042,958
Telecom Argentina SA, ADR	51,730	1,348,084
Transportadora de Gas del Sur SA, ADR(g)	68,030	259,194

		8,423,186

Botswana — 0.5%
Barclays Bank of Botswana Ltd.(g)	272,230	256,155
Botswana Insurance Holdings Ltd.(g)	425,050	624,313
First National Bank of Botswana(g)	2,827,716	1,176,782
Letshego Holdings Ltd.*(g)	8,368,728	2,240,726
Sechaba Breweries Ltd.(g)	464,634	824,632
Standard Chartered Bank Botswana Ltd.(g)	245,110	352,517

		5,475,125

Brazil — 2.4%
All America Latina Logistica SA	92,300	778,900
Anhanguera Educacional Participacoes SA	16,600	352,709
Banco do Brasil SA	87,375	1,557,538
Banco do Estado do
Rio Grande do Sul	36,000	403,678
Banco Santander Brasil SA	59,200	686,965
BM&FBOVESPA SA	200,399	1,325,164
BR Malls Participacoes SA	34,200	385,028
BRF – Brasil Foods SA	80,560	1,362,239
CCR SA	28,100	836,887
Cia de Saneamento Basico do Estado de Sao Paulo	19,900	590,376
Cia de Saneamento de Minas Gerais-COPASA	18,200	365,015
Cia Hering	18,900	429,917
Cia Siderurgica Nacional SA	66,200	810,188
Cielo SA	38,000	942,300
Cosan SA Industria e Comercio	26,500	417,710
CPFL Energia SA	45,800	650,030
Cyrela Brazil Realty SA Empreendimentos e Participacoes	36,400	347,988
Diagnosticos da America SA	40,400	547,503
Drogasil SA	44,400	310,955
Duratex SA	49,991	421,542
EcoRodovias Infrastructura e Logistica SA	27,100	232,511
EDP – Energias do Brasil SA	13,300	320,942
Embraer SA	147,600	1,119,780
Fibria Celulose SA	21,512	281,056

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Brazil (cont’d.)
Gafisa SA	76,600	$362,226
Hypermarcas SA	74,600	702,669
JBS SA*	90,400	308,738
Light SA	16,600	313,035
LLX Logistica SA*	90,200	279,157
Localiza Rent a Car SA	27,700	492,713
Lojas Renner SA	20,000	762,631
Marfrig Alimentos SA	34,840	337,093
MRV Engenharia e Participacoes SA	35,700	299,206
Multiplan Empreendimentos Imobiliarios SA	13,200	289,433
Natura Cosmeticos SA	20,800	521,383
OGX Petroleo e Gas Participacoes SA*	118,100	1,101,051
PDG Realty SA Empreendimentos e Participacoes	175,200	986,773
Redecard SA	70,600	1,058,559
Rossi Residencial SA	28,400	229,835
Souza Cruz SA	53,500	675,328
Totvs SA	25,500	462,894
Tractebel Energia SA	21,600	376,597
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	15,290	198,883
Weg SA	51,900	595,936

		25,831,061

Bulgaria — 0.2%
Bulgarian American
Credit Bank JSCO*(g)	23,904	93,957
CB First Investment Bank AD*(g)	155,563	354,693
Central Cooperative Bank AD*(g)	87,402	84,249
Chimimport AD*(g)	265,946	542,284
Corporate Commercial Bank AD*(g)	3,940	222,029
Industrial Holding Bulgaria PLC*(g)	72,512	51,078
MonBat AD*(g)	48,227	242,092
Olovno Tzinkov Komplex AD*(g)	9,086	54,113
Petrol AD*(g)	90,727	269,090
Sopharma AD Sofia*(g)	197,237	570,366

		2,483,951

Chile — 3.0%
Administradora de Fondos de Pensiones Provida SA, ADR	4,700	335,815
AES Gener SA	628,200	387,109
Almendral SA(g)	2,494,900	384,365
Antarchile SA	45,500	963,839
Banco de Chile	23,835,654	3,457,917
Banco de Credito e Inversiones	18,746	1,247,460
Banco Santander Chile	17,223,350	1,557,048
Banmedica SA	148,000	280,261
Besalco SA	196,700	348,913
CAP SA	19,950	951,931
Cencosud SA	258,750	1,863,044
Cia Cervecerias Unidas SA, ADR	7,300	429,167
Cia General de Electricidad SA	105,000	602,118
Cia Sud Americana de Vapores SA	297,900	187,148
Colbun SA	1,967,650	557,855

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Chile (cont’d.)
CorpBanca SA	35,807,600	$566,976
Embotelladora Andina SA, ADR (Class B Stock)	11,550	333,218
Empresa Nacional de Electricidad SA	839,500	1,591,520
Empresa Nacional de Telecomunicaciones SA	26,050	528,915
Empresas CMPC SA	32,162	1,716,935
Empresas COPEC SA	128,250	2,428,339
Empresas La Polar SA	72,250	108,448
Enersis SA	3,476,200	1,603,656
Inversiones Aguas Metropolitanas SA	252,500	386,300
Lan Airlines SA, ADR(a)	65,050	1,855,226
Madeco SA*	4,480,000	216,643
Masisa SA	1,801,650	252,119
Parque Arauco SA	181,800	406,507
Quinenco SA	122,700	433,198
Ripley Corp. SA	188,700	234,951
SACI Falabella	281,050	2,946,710
Salfacorp SA	163,800	618,259
Sigdo Koppers SA	99,500	199,916
Sociedad Quimica y Minera de Chile SA, ADR	21,000	1,359,120
Socovesa SA	350,450	227,210
Sonda SA	263,750	727,450
Vina Concha y Toro SA	101,350	272,182
Vina Concha y Toro SA, ADR	2,800	146,552

		32,714,340

China — 9.3%
AAC Acoustic Technologies Holdings, Inc.	130,000	304,215
Agile Property Holdings Ltd.	158,000	245,898
Agricultural Bank of China Ltd. (Class H Stock)	1,643,000	867,548
Air China Ltd. (Class H Stock)	510,000	530,928
Alibaba.Com Ltd.	321,000	513,485
Aluminum Corp. of China Ltd. (Class H Stock)	524,000	451,368
Angang Steel Co. Ltd. (Class H Stock)	260,000	286,142
Anhui Conch Cement Co. Ltd. (Class H Stock)	192,000	903,539
Anta Sports Products Ltd.	124,000	222,299
AviChina Industry & Technology Co. Ltd. (Class H Stock)	692,000	414,370
Baidu, Inc., ADR*	31,900	4,470,147
Bank of China Ltd. (Class H Stock)	5,612,000	2,746,840
Bank of Communications Co. Ltd. (Class H Stock)	588,000	564,954
BBMG Corp. (Class H Stock)	161,000	241,005
Beijing Capital International Airport Co. Ltd. (Class H Stock)*	342,000	160,478
Beijing Enterprises Holdings Ltd.	83,000	433,771
BOE Technology Group Co. Ltd. (Class B Stock)*	692,040	130,730
Bosideng International Holdings Ltd.	884,000	273,751

COMMON STOCKS (Continued)	Shares	Value (Note 2)

China (cont’d.)
Brilliance China Automotive Holdings Ltd.*	420,000	$475,892
BYD Co. Ltd. (Class H Stock)*	120,500	391,643
Chaoda Modern Agriculture Holdings Ltd.	821,520	358,120
China Agri-Industries Holdings Ltd.	394,000	418,630
China BlueChemical Ltd. (Class H Stock)	378,000	313,374
China Citic Bank Corp. Ltd. (Class H Stock)*	994,000	622,290
China Coal Energy Co. Ltd. (Class H Stock)	450,000	609,487
China Communications Construction Co. Ltd. (Class H Stock)	810,000	699,480
China Communications Services Corp. Ltd. (Class H Stock)	638,000	377,774
China Construction Bank Corp. (Class H Stock)	6,529,670	5,435,854
China COSCO Holdings Co. Ltd. (Class H Stock)	544,000	427,698
China Dongxiang Group Co.	1,171,000	372,707
China Eastern Airlines Corp. Ltd. (Class H Stock)*	500,000	223,264
China Everbright International Ltd.	578,000	226,729
China Everbright Ltd.	110,000	210,979
China High Speed Transmission Equipment Group Co. Ltd.	190,000	210,762
China International Marine Containers Group Co. Ltd. (Class B Stock)	185,700	302,571
China Life Insurance Co. Ltd.	320,291	424,964
China Life Insurance Co. Ltd. (Class H Stock)	701,000	2,420,364
China Longyuan Power Group Corp. (Class H Stock)	630,000	611,190
China Medical Technologies, Inc., ADR*(a)	24,000	185,040
China Mengniu Dairy Co. Ltd.	273,000	921,893
China Merchants Bank Co. Ltd. (Class H Stock)	367,769	892,750
China Merchants Holdings International Co. Ltd.	132,000	512,205
China Minsheng Banking Corp Ltd. (Class H Stock)	376,000	347,721
China Mobile Ltd.	938,000	8,732,578
China National Building Material Co. Ltd. (Class H Stock)	404,000	797,591
China National Materials Co. Ltd. (Class H Stock)	350,000	287,602
China Oilfield Services Ltd. (Class H Stock)	166,000	303,690
China Overseas Land & Investment Ltd.	378,720	814,738
China Pacific Insurance Group Co. Ltd. (Class H Stock)	103,200	429,398
China Petroleum & Chemical Corp. (Class H Stock)	1,764,000	1,790,624
China Railway Construction Corp. Ltd. (Class H Stock)	293,200	245,879

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

China (cont’d.)
China Railway Group Ltd. (Class H Stock)	742,000	$349,684
China Resources Enterprise Ltd.	190,000	778,515
China Resources Gas Group Ltd.	150,000	210,160
China Resources Land Ltd.	196,000	355,774
China Resources Power Holdings Co. Ltd.	355,400	694,892
China Shanshui Cement Group Ltd.	250,000	290,047
China Shenhua Energy Co. Ltd. (Class H Stock)	362,000	1,734,677
China Shineway Pharmaceutical Group Ltd.	75,000	149,124
China Shipping Container Lines Co. Ltd. (Class H Stock)*	1,105,000	375,492
China Shipping Development Co. Ltd. (Class H Stock)	250,000	230,716
China Southern Airlines Co. Ltd. (Class H Stock)*	632,000	340,763
China Taiping Insurance Holdings Co. Ltd.*	80,000	181,351
China Telecom Corp. Ltd. (Class H Stock)	2,574,000	1,680,385
China Unicom Hong Kong Ltd.	854,052	1,733,740
China Vanke Co. Ltd. (Class B Stock)	137,500	185,178
China Yurun Food Group Ltd.	246,000	695,578
Chongqing Changan Automobile Co. Ltd. (Class B Stock)*	413,280	296,413
CITIC Pacific Ltd.	175,000	438,594
CNOOC Ltd.	1,620,000	3,815,718
COSCO Pacific Ltd.	364,000	642,596
Country Garden Holdings Co.	995,000	438,313
CSR Corp. Ltd. (Class H Stock)	300,000	282,482
Ctrip.com International Ltd., ADR*(a)	21,000	904,680
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	303,627
Dongfang Electric Corp. Ltd. (Class H Stock)	80,600	300,204
Dongfeng Motor Group Co. Ltd. (Class H Stock)	540,000	1,025,147
Evergrande Real Estate Group Ltd.	424,000	277,664
Focus Media Holding Ltd., ADR*(a)	16,300	506,930
Global Bio-Chem Technology Group Co. Ltd.	1,064,000	337,647
Golden Eagle Retail Group Ltd.	178,000	453,192
Great Wall Motor Co. Ltd. (Class H Stock)	287,500	476,012
Guangdong Investment Ltd.	766,000	410,085
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	457,909	561,516
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	99,600	136,341
Guangzhou Shipyard International Co. Ltd. (Class H Stock)	183,505	309,243
Harbin Power Equipment Co. Ltd. (Class H Stock)	344,000	394,588
Hengdeli Holdings Ltd.	632,000	334,785

COMMON STOCKS (Continued)	Shares	Value (Note 2)

China (cont’d.)
Huaneng Power International, Inc. (Class H Stock)	646,000	$341,885
Industrial & Commercial Bank of China Ltd. (Class H Stock)	5,190,000	3,958,655
Inner Mongolia Eerduosi Resources Co. Ltd. (Class B Stock)	133,600	211,222
Inner Mongolia Yitai Coal Co. (Class B Stock)	49,392	288,597
Jiangsu Expressway Co. Ltd. (Class H Stock)	274,000	253,652
Jiangxi Copper Co. Ltd. (Class H Stock)	146,000	488,175
Kingboard Chemical Holdings Ltd.	86,500	401,868
Kunlun Energy Co. Ltd.	230,000	396,765
Lee & Man Paper Manufacturing Ltd.	275,000	168,405
Lenovo Group Ltd.	1,016,000	584,090
Li Ning Co. Ltd.	148,500	257,669
Lianhua Supermarket Holdings Co. Ltd. (Class H stock)	90,000	206,359
Lonking Holdings Ltd.	562,000	308,093
Maanshan Iron & Steel (Class H Stock)	392,000	181,968
Metallurgical Corp. of China Ltd. (Class H Stock)	929,000	364,088
Mindray Medical International Ltd., ADR(a)	11,600	325,380
Netease.com, ADR*(a)	8,800	396,792
New Oriental Education & Technology Group, Inc., ADR*	4,200	469,224
Nine Dragons Paper Holdings Ltd.	289,000	252,690
NVC Lighting Holdings Ltd.	687,000	356,067
Parkson Retail Group Ltd.	288,000	422,641
PetroChina Co. Ltd. (Class H Stock) .	2,158,000	3,169,639
PICC Property & Casualty Co. Ltd. (Class H Stock)*	284,000	485,101
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	151,000	1,566,123
Poly (Hong Kong) Investments Ltd. .	323,000	213,249
Ports Design Ltd.	82,500	195,867
Real Gold Mining Ltd.(g)	209,000	118,980
Semiconductor Manufacturing International Corp.*	3,851,000	311,774
Shanda Interactive Entertainment Ltd., ADR*	6,200	240,622
Shandong Chenming Paper Holdings Ltd. (Class B Stock)	360,387	241,103
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	384,000	554,524
Shanghai Electric Group Co. Ltd. (Class H Stock)	458,000	242,703
Shanghai Haixin Group Co. (Class B Stock)*	451,500	243,359
Shanghai Industrial Holdings Ltd.	79,000	291,504
Shimao Property Holdings Ltd.	167,000	206,921
Sihuan Pharmaceutical Holdings Group Ltd.*	500,000	236,571
SINA Corp.*(a)	5,200	541,320
Sino Biopharmaceutical Ltd.	548,000	197,327
Sino-Ocean Land Holdings Ltd.	701,000	357,952

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

China (cont’d.)
Sinofert Holdings Ltd.	608,000	$268,873
Sinopharm Group Co. Ltd. (Class H Stock)	128,400	432,758
Soho China Ltd.	315,000	282,128
Sohu.com, Inc.*	5,500	397,485
Suntech Power Holdings Co. Ltd., ADR*(a)	29,300	230,591
Tencent Holdings Ltd.	102,500	2,797,470
Tianjin Port Development Holdings Ltd.	1,224,000	233,825
Tingyi Cayman Islands Holding Corp.	310,000	959,734
Tsingtao Brewery Co. Ltd. (Class H Stock)	78,000	451,953
United Laboratories International Holdings Ltd. (The)	120,000	177,791
VODone Ltd.	650,000	154,341
Want Want China Holdings Ltd.	1,341,400	1,304,168
Weichai Power Co. Ltd. (Class H Stock)	66,000	386,641
Wumart Stores, Inc. (Class H Stock)	137,000	339,432
WuXi PharmaTech Cayman, Inc., ADR*	15,000	263,400
Yangzijiang Shipbuilding Holdings Ltd.	323,000	385,362
Yantai Changyu Pioneer Wine Co. (Class B Stock)	54,000	604,140
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	220,000	847,637
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	184,000	379,585
Zhejiang Expressway Co. Ltd. (Class H Stock)	374,000	282,355
Zhejiang Southeast Electric Power Co. (Class B Stock)	275,000	142,725
Zhongsheng Group Holdings Ltd.	114,000	249,729
Zijin Mining Group Co. Ltd. (Class H Stock)	840,000	422,779
ZTE Corp. (Class H Stock)	169,008	614,747

		100,447,375

Colombia — 1.5%
Almacenes Exito SA	90,865	1,248,174
Banco de Bogota SA(g)	28,800	867,093
BanColombia SA, ADR	30,800	2,055,284
Bolsa de Valores de Colombia	10,500,000	244,545
Cementos Argos SA	68,400	440,018
Corporacion Financiera Colombiana	17,498	334,529
Corporacion Financiera Colombiana SA*	543	9,987
Ecopetrol SA	967,600	2,116,796
Empresa de Telecomunicaciones de Bogota*	1,301,400	518,647
Grupo Aval Acciones y Valores(g)	1,461,600	1,065,836
Grupo de Inversiones Suramericana SA	57,700	1,226,411
Grupo Nutresa SA	148,494	1,970,966
Interconexion Electrica SA	228,700	1,649,639

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Colombia (cont’d.)
Inversiones Argos SA	106,200	$1,158,655
Isagen SA ESP	704,400	943,713
Tableros y Maderas de Caldas SA	52,899,900	388,750
Textiles Fabricato Tejicondor SA*	4,281,100	160,935

		16,399,978

Croatia — 0.8%
Atlantska Plovidba dd*(g)	2,227	290,476
Dalekovod dd*(g)	9,170	416,124
Ericsson Nikola Tesla(g)	2,615	733,019
Hrvatski Telekom dd(g)	78,557	3,950,920
Institut IGH*(g)	660	216,499
Koncar-Elektroindustrija dd(g)	6,510	818,434
Petrokemija dd*(g)	14,297	574,610
Podravka dd*(g)	14,200	909,345
Zagrebacka Banka dd(g)	11,100	627,336

		8,536,763

Czech Republic — 1.6%
CEZ A/S	121,450	6,249,540
Komercni Banka A/S	16,300	3,975,124
New World Resources PLC (Class A Stock)	177,850	2,614,030
Pegas Nonwovens SA	20,937	587,997
Philip Morris CR A/S	600	347,027
Telefonica O2 Czech Republic A/S	71,100	1,850,519
Unipetrol A/S*	134,200	1,386,726

		17,010,963

Egypt — 1.6%
Alexandria Mineral Oils Co.	31,400	347,013
Arab Cotton Ginning	379,670	259,538
Citadel Capital SAE*	219,650	209,401
Commercial International Bank Egypt SAE	361,000	1,800,010
Eastern Co.(g)	39,120	688,869
Egyptian Co. for Mobile Services	25,840	560,743
Egyptian Financial & Industrial Co.* .	46,830	114,162
Egyptian Financial Group-Hermes Holding	171,440	577,355
Egyptian Kuwaiti Holding Co.	407,551	525,741
Egyptian Resorts Co.*	699,367	139,440
El Ezz Aldekhela Steel Alexandria* .	1,380	149,623
ElSwedy Electric Co.	38,363	234,671
Ezz Steel*	265,820	472,539
Ghabbour Auto	39,000	199,035
Juhayna Food Industries*	820,200	762,689
Maridive & Oil Services SAE	108,128	367,635
Medinet Nasr Housing*	17,955	62,542
Misr Beni Suef Cement Co.	15,640	170,328
National Societe Generale Bank SAE	69,835	421,221
Nile Cotton Ginning*	74,450	146,817
Olympic Group Financial Investments	71,600	428,268
Orascom Construction Industries	62,103	2,805,638
Orascom Telecom Holding SAE*	2,289,581	1,565,132
Oriental Weavers	72,671	359,063

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Egypt (cont’d.)
Palm Hills Developments SAE*	308,200	$120,316
Pioneers Holding*	382,500	273,649
Sidi Kerir Petrochemicals Co.	340,110	831,399
Six of October Development & Investment	13,658	142,061
South Valley Cement	242,068	178,859
Suez Cement	86,000	565,553
Talaat Moustafa Group*	543,762	447,327
Telecom Egypt	311,150	778,331

		16,704,968

Estonia — 0.4%
AS Nordecon International*(g)	60,000	111,894
Merko Ehitus A/S(g)	32,608	371,201
Olympic Entertainment Group A/S*(g)	350,536	678,624
Tallink Group Ltd. A/S*(g)	2,334,200	2,349,162
Tallinna Kaubamaja A/S(g)	88,428	663,870
Tallinna Vesi A/S (Class A Stock)(g)	21,500	230,720

		4,405,471

Ghana — 0.3%
CAL Bank Ltd.(g)	1,140,075	225,646
Ghana Commercial Bank Ltd.(g)	1,190,800	2,356,853
Standard Chartered Bank/Ghana(g)	13,000	557,480

		3,139,979

Hungary — 1.6%
Egis Gyogyszergyar Nyrt(g)	6,850	736,301
Magyar Telekom Telecommunications PLC	752,790	2,419,290
MOL Hungarian Oil and Gas PLC*	35,480	4,065,385
OTP Bank PLC	192,750	6,273,409
Richter Gedeon Nyrt	18,900	3,733,612

		17,227,997

India — 6.3%
ABB Ltd.	9,590	188,119
ACC Ltd.	15,500	330,182
Adani Enterprises Ltd.*	50,000	800,833
Adani Power Ltd.*	139,800	344,581
Aditya Birla Nuvo Ltd.	9,400	189,914
Ambuja Cements Ltd.	139,000	416,338
Amtek Auto Ltd.	111,090	404,657
Apollo Hospitals Enterprise Ltd.	29,000	310,910
Asian Paints Ltd.	4,700	335,443
Axis Bank Ltd.	29,800	862,591
Bajaj Auto Ltd.	16,000	504,794
Bank of Baroda	18,000	352,312
Bank of India	30,000	278,320
Bharat Forge Ltd.*	28,500	196,541
Bharat Heavy Electricals Ltd.*	16,720	768,617
Bharat Petroleum Corp. Ltd.	13,600	198,178
Bharti Airtel Ltd.*	417,880	3,699,901
Bosch Ltd.	2,600	400,325
Cadila Healthcare Ltd.	14,000	288,101
Cairn India Ltd.*	53,380	372,987
Canara Bank	24,000	282,602

COMMON STOCKS (Continued)	Shares	Value (Note 2)

India (cont’d.)
CESC Ltd.	25,000	$167,286
Cipla Ltd.	63,110	467,738
Coal India Ltd.	86,100	756,655
Colgate-Palmolive India Ltd.	7,200	158,222
Container Corp. of India	9,900	230,940
Crompton Greaves Ltd.	23,450	136,199
Cummins India Ltd.	21,000	318,987
Dabur India Ltd.	93,400	238,557
Divi’s Laboratories Ltd.	10,000	176,406
DLF Ltd.	69,730	329,495
Dr. Reddy’s Laboratories Ltd.	16,500	565,435
Educomp Solutions Ltd.	13,000	114,233
Essar Oil Ltd.*	53,050	148,060
Financial Technologies India Ltd.*	8,700	170,566
GAIL India Ltd.*	63,600	628,989
GAIL India Ltd., GDR	10,055	611,847
Glaxosmithkline Pharmaceuticals Ltd.	4,500	236,579
Glenmark Pharmaceuticals Ltd.*	33,090	234,837
GMR Infrastructure Ltd.*	379,500	278,280
Godrej Consumer Products Ltd.	26,000	251,627
Gujarat State Petronet Ltd.*	95,000	189,412
GVK Power & Infrastructure Ltd.*	457,800	198,343
HCL Technologies Ltd.	32,000	355,073
HDFC Bank Ltd., ADR	11,110	1,959,693
Hero Honda Motors Ltd.*	15,200	639,144
Hindalco Industries Ltd.	58,000	235,132
Hindalco Industries Ltd., GDR, 144A	37,400	151,055
Hindustan Petroleum Corp Ltd.*	25,000	222,303
Hindustan Unilever Ltd.	204,300	1,572,736
Housing Development & Infrastructure Ltd.*	93,057	333,552
Housing Development Finance Corp.	162,400	2,574,472
ICICI Bank Ltd., ADR	44,480	2,192,864
IDBI Bank Ltd.	95,000	290,391
Idea Cellular Ltd.*	326,260	582,783
IFCI Ltd.*	142,000	145,919
Indiabulls Financial Services Ltd.	47,800	172,913
Indiabulls Real Estate Ltd.*	160,900	406,106
Indiabulls Securities Ltd.	258,300	76,850
Indiabulls Wholesale Services Ltd.*	20,112	26,698
Indian Hotels Co. Ltd.	108,000	187,508
Indian Oil Corp. Ltd.*	83,500	630,724
Infosys Technologies Ltd., ADR	70,430	4,594,149
Infrastructure Development Finance Co. Ltd.	214,570	632,138
ITC Ltd.	335,960	1,528,565
Jain Irrigation Systems Ltd.	64,000	244,634
Jaiprakash Associates Ltd.	189,105	343,842
Jindal Steel & Power Ltd.*	56,160	821,766
JSW Energy Ltd.	299,700	449,244
JSW Steel Ltd.	15,200	301,084
Kotak Mahindra Bank Ltd.	46,958	504,922
Lanco Infratech Ltd.*	237,000	124,951
Larsen & Toubro Ltd., GDR	21,562	879,406
LIC Housing Finance Ltd.	43,700	238,421
Lupin Ltd.*	25,699	258,791
Mahindra & Mahindra Ltd., GDR	56,560	882,336

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

India (cont’d.)
Maruti Suzuki India Ltd.*	13,390	$348,489
Mphasis Ltd.	13,300	129,442
Mundra Port & Special Economic Zone Ltd.*	157,500	571,500
Nestle India Ltd.	7,000	644,183
NHPC Ltd.	810,100	434,929
NTPC Ltd.*	351,500	1,472,064
Oil & Natural Gas Corp. Ltd.*	260,320	1,600,005
Oil India Ltd.	10,200	296,126
Patni Computer Systems Ltd.	23,500	170,389
Piramal Healthcare Ltd.	20,147	179,059
Power Grid Corp. of India Ltd.*	329,090	807,690
Ranbaxy Laboratories Ltd., GDR	33,030	399,663
Reliance Capital Ltd.*	24,100	312,847
Reliance Communications Ltd.*	250,000	536,504
Reliance Industries Ltd., GDR, 144A	101,100	4,068,264
Reliance Infrastructure Ltd.*	44,750	537,096
Reliance Power Ltd.*	154,847	402,363
Rural Electrification Corp. Ltd.*	59,400	260,931
Satyam Computer Services Ltd.*	141,700	266,873
Sesa Goa Ltd.	65,100	412,344
Siemens India Ltd.	16,500	328,505
State Bank of India Ltd., GDR (CHIX)	6,200	682,620
State Bank of India Ltd., GDR (OTC)	3,670	383,515
Steel Authority of India Ltd.*	107,900	332,748
Sterlite Industries India Ltd.	122,320	461,412
Sun Pharmaceutical Industries Ltd.*	77,550	865,665
Sun TV Network Ltd.*	27,500	214,004
Suzlon Energy Ltd.*	278,800	299,798
Tata Communications Ltd.	48,000	211,783
Tata Consultancy Services Ltd.	63,960	1,699,284
Tata Motors Ltd., ADR	26,990	607,545
Tata Power Co. Ltd.	29,740	871,576
Tata Steel Ltd.	34,990	479,079
Tata Tea Ltd.*	138,700	300,351
Titan Industries Ltd.	48,000	230,671
Torrent Power Ltd.	35,200	189,098
Ultra Tech Cement Ltd.*	11,000	229,292
Unitech Ltd.*	378,590	271,474
United Phosphorus Ltd.*	85,000	291,299
United Spirits Ltd.	17,210	378,251
Videocon Industries Ltd.	38,300	186,360
Voltas Ltd.	42,500	152,103
Wipro Ltd.	80,333	750,452
Yes Bank Ltd.	45,000	314,647
Zee Entertainment Enterprises Ltd. .	110,200	333,094

		67,610,491

Indonesia — 3.2%
Adaro Energy Tbk PT	3,831,100	1,098,029
AKR Corporindo Tbk PT	1,510,000	374,794
Astra Agro Lestari Tbk PT	94,500	259,593
Astra International Tbk PT	497,000	3,694,433
Bakrie and Brothers Tbk PT*	42,145,500	330,177
Bakrie Telecom Tbk PT*	10,700,000	456,433
Bakrieland Development Tbk PT*	9,500,000	164,515
Bank Central Asia Tbk PT	3,093,000	2,766,084

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Indonesia (cont’d.)
Bank Danamon Indonesia Tbk PT	852,500	$598,162
Bank Mandiri Tbk PT	1,846,500	1,555,291
Bank Negara Indonesia Persero Tbk PT	1,196,500	542,490
Bank Pan Indonesia Tbk PT*	1,476,000	156,932
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,720,700	239,422
Bank Rakyat Indonesia Persero Tbk PT	2,548,500	1,938,505
Bank Tabungan Negara Tbk PT	100	20
Barito Pacific Tbk PT*	1,361,500	157,531
Bayan Resources Tbk PT	262,500	719,700
Berlian Laju Tanker Tbk PT*	6,511,500	232,350
Bumi Resources Tbk PT	4,352,000	1,502,554
Charoen Pokphand Indonesia Tbk PT	2,702,500	628,384
Delta Dunia Makmur Tbk PT*	2,059,100	243,517
Energi Mega Persada Tbk PT*	14,559,500	349,593
Gudang Garam Tbk PT	154,500	899,198
Indah Kiat Pulp & Paper Corp. Tbk PT*	567,000	85,441
Indika Energy Tbk PT	700,000	314,925
Indo Tambangraya Megah PT	82,000	428,718
Indocement Tunggal Prakarsa Tbk PT	418,000	832,539
Indofood CBP Sukses Makmur Tbk PT	550,000	346,953
Indofood Sukses Makmur Tbk PT	1,115,500	749,839
Indosat Tbk PT	518,500	309,138
International Nickel Indonesia Tbk PT	471,000	247,895
Kalbe Farma Tbk PT	964,000	380,390
Lippo Karawaci Tbk PT	4,345,000	329,775
Pembangunan Perumahan Persero Tbk PT	2,281,500	178,568
Perusahaan Gas Negara PT	4,338,500	2,040,538
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	960,000	261,177
Semen Gresik Persero Tbk PT	626,500	702,382
Summarecon Agung Tbk PT	2,382,500	317,458
Tambang Batubara Bukit Asam Tbk PT	220,500	536,114
Telekomunikasi Indonesia Tbk PT	3,890,500	3,350,140
Unilever Indonesia Tbk PT	388,000	675,208
United Tractors Tbk PT	811,000	2,361,403
Xl Axiata Tbk PT	989,300	710,474

		34,066,782

Jordan — 0.7%
Arab Bank PLC(g)	294,765	3,481,034
Arab Potash Co.(g)	30,863	1,802,356
Cairo Amman Bank(g)	111,478	468,719
Capital Bank of Jordan*(g)	65,259	127,065
Jordan Petroleum Refinery Co.	31,341	192,357
Jordan Phosphate Mines	13,180	248,816
Jordan Steel	85,310	258,789
Jordan Telecom(g)	59,200	467,753
Jordanian Electric Power Co.(g)	126,009	538,705

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Jordan (cont’d.)
Taameer Jordan Holdings PSC*	404,950	$211,403
United Arab Investors*	260,300	58,763

		7,855,760

Kazakhstan — 0.8%
Eurasian Natural Resources Corp. PLC	144,600	1,813,679
Halyk Savings Bank of Kazakhstan JSC, GDR*(g)	233,791	2,092,429
Kazakhmys PLC	117,900	2,611,296
KazMunaiGas Exploration Production, GDR	104,800	2,085,520

		8,602,924

Kenya — 0.7%
Athi River Mining Ltd.(g)	115,000	234,313
Bamburi Cement Co. Ltd.(g)	94,400	189,170
Barclays Bank of Kenya Ltd.(g)	3,030,400	583,519
British American Tobacco Kenya Ltd.(g)	55,000	162,552
Co-operative Bank of Kenya Ltd. (Class L Stock)(g)	2,400,600	439,405
East African Breweries Ltd.(g)	798,400	1,742,939
Equity Bank Ltd.(g)	2,659,000	766,518
KenolKobil Ltd. Group(g)	1,854,200	238,716
Kenya Airways Ltd.(g)	628,600	267,414
Kenya Commercial Bank Ltd.(g)	3,263,640	876,881
Kenya Electricity Generating Co. Ltd.(g)	1,664,200	252,448
Kenya Power & Lighting Co. Ltd.(g)	1,720,905	414,212
Mumias Sugar Co. Ltd.(g)	1,400,000	112,063
Safaricom Ltd.(g)	24,455,500	1,081,435
Standard Chartered Bank Kenya Ltd.(g)	84,127	220,383

		7,581,968

Kuwait — 1.5%
Acico Industries Co. KSCC	88,200	91,708
Agility	265,000	319,044
Ahli United Bank(g)	131,250	373,495
Al Ahli Bank of Kuwait	138,750	329,031
Al Safat Investment Co.*(g)	460,000	134,258
Al-Qurain Petrochemicals Co.*	620,000	447,866
Boubyan Bank KSC*	160,000	350,237
Boubyan Petrochemicals Co.	407,500	877,143
Burgan Bank*	136,431	253,848
Combined Group Contracting Co.	42,350	278,110
Commercial Bank of Kuwait(g)	150,000	481,576
Commercial Facilities Co.	170,000	207,771
Commercial Real Estate Co.*	1,108,980	311,534
Gulf Bank KSC*	290,000	571,324
Gulf Cable & Electrical Industries Co.	87,500	497,994
Kuwait Cement Co.(g)	147,000	305,691
Kuwait Finance House	399,996	1,459,307
Kuwait Foods Americana(g)	110,000	626,049
Kuwait International Bank*	240,000	271,434

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Kuwait (cont’d.)
Kuwait Pipes Industries & Oil Services Co.*	460,000	$298,723
Kuwait Portland Cement Co.	66,000	284,130
Kuwait Projects Co. Holding KSC	154,350	205,537
Kuwait Real Estate Co.*	560,000	101,131
Mabanee Co. SAKC*	142,495	452,283
Mena Holding Group*(g)	19,000	2,253
Mobile Telecommunications Co. KSC	802,500	3,044,874
National Bank of Kuwait	586,639	2,482,675
National Industries Group Holding*	877,500	729,916
National Mobile Telecommunication Co. KSC	30,000	214,520
National Ranges Co. KSCC*	2,960,000	183,583
National Real Estate Co.*	320,000	98,066
Sultan Center Food Products Co.*	290,000	110,033

		16,395,144

Latvia — 0.1%
Grindeks*(g)	52,160	725,333
Latvian Shipping Co.*(g)	332,621	271,403
Ventspils Nafta*(g)	78,610	233,097

		1,229,833

Lebanon — 0.3%
Banque Audi sal – Audi Saradar Group(g)	72,521	501,845
Byblos Bank sal(g)	118,400	198,912
Solidere, GDR(g)	172,296	3,016,903

		3,717,660

Lithuania — 0.2%
Apranga PVA(g)	78,286	183,460
Klaipedos Nafta PVA*(g)	513,391	323,112
Lietuvos Dujos(g)	193,290	184,438
Lifosa PVA*(g)	24,700	608,921
Pieno Zvaigzdes(g)	111,220	254,833
Rokiskio Suris(g)	145,010	302,814
Sanitas*	42,960	595,265
Siauliu Bankas*(g)	276,982	126,927

		2,579,770

Malaysia — 3.1%
AirAsia Bhd	355,100	415,207
AMMB Holdings Bhd	204,900	442,519
Axiata Group Bhd	654,625	1,087,867
Batu Kawan Bhd(g)	135,600	769,334
Berjaya Corp. Bhd	858,700	344,879
Berjaya Sports Toto Bhd	243,707	362,569
Boustead Holdings Bhd	192,000	393,550
British American Tobacco Malaysia Bhd	25,200	389,747
Bursa Malaysia Bhd	110,000	282,285
CIMB Group Holdings Bhd	416,200	1,232,736
Dialog Group Bhd	496,900	455,347
Digi.Com Bhd	54,700	526,310
Gamuda Bhd	738,000	942,315
Genting Bhd	361,600	1,346,825

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Malaysia (cont’d.)
Genting Malaysia Bhd	553,700	$661,339
Hong Leong Bank Bhd	96,600	428,400
Hong Leong Financial Group Bhd	63,400	277,097
IGB Corp. Bhd	411,878	292,085
IJM Corp. Bhd	323,240	690,928
IOI Corp. Bhd	625,246	1,098,611
Kencana Petroleum Bhd	601,352	560,675
KNM Group Bhd	11,250	7,025
Kuala Lumpur Kepong Bhd	81,500	598,705
Kulim Malaysia Bhd	290,700	342,292
Lafarge Malayan Cement Bhd	160,900	397,427
Lion Industries Corp. Bhd	748,000	466,792
Malayan Banking Bhd	384,450	1,139,825
Malaysia Airports Holdings Bhd	135,800	290,984
Malaysian Airline System Bhd*	393,600	201,098
Malaysian Resources Corp. Bhd	403,900	299,051
Masterskill Education Group Bhd	331,800	215,686
Maxis Bhd	459,700	834,754
Media Prima Bhd	333,400	320,424
MISC Bhd	233,880	569,597
MMC Corp. Bhd	347,200	324,652
Mudajaya Group Bhd	220,900	328,990
Multi-Purpose Holdings Bhd	147,050	147,775
Parkson Holdings Bhd	202,291	403,827
Petronas Chemicals Group Bhd*	1,160,100	2,728,565
Petronas Dagangan Bhd	149,300	796,534
PPB Group Bhd	124,500	710,598
Public Bank Bhd	217,837	960,159
RHB Capital Bhd	142,300	432,143
SapuraCrest Petroleum Bhd	365,600	509,343
Shell Refining Co. Federation of Malaya Bhd(g)	33,200	115,230
Sime Darby Bhd	777,800	2,380,055
SP Setia Bhd	231,450	320,525
Sunway Real Estate Investment Trust	778,200	286,173
Tan Chong Motor Holdings Bhd	230,000	361,582
Telekom Malaysia Bhd	322,600	422,590
Tenaga Nasional Bhd	452,100	1,014,826
Top Glove Corp. Bhd	137,000	238,428
UEM Land Holdings Bhd*	240,700	224,623
UMW Holdings Bhd	141,100	337,791
WCT Berhad	252,100	258,205
YTL Corp. Bhd	1,015,070	521,655
YTL Power International Bhd	781,057	569,330

		33,077,884

Mauritius — 0.4%
Mauritius Commercial Bank(g)	266,400	1,772,857
Naiade Resorts Ltd.*(g)	76,628	90,868
New Mauritius Hotels Ltd.(g)	289,017	1,053,761
Rogers & Co. Ltd.(g)	7,500	79,646
State Bank of Mauritius Ltd.(g)	166,800	566,825
Sun Resorts Ltd. (Class A Stock)(g)	155,200	346,110

		3,910,067

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Mexico — 6.3%
Alfa SAB de CV (Class A Stock)	195,300	$2,910,693
America Movil SAB de CV (Class L Stock)	10,767,890	14,521,500
Bolsa Mexicana de Valores SA de CV	403,000	809,545
Carso Infraestructura y Construccion SAB de CV*	418,300	266,160
Cemex SAB de CV*	4,039,347	3,470,627
Coca-Cola Femsa SAB de CV (Class L Stock)	70,100	652,534
Compartamos SAB de CV	821,000	1,490,050
Corp. GEO SAB de CV (Class B Stock)*	131,800	303,933
Desarrolladora Homex SAB de CV*	86,900	363,676
Embotelladoras Arca SAB de CV	112,900	808,047
Empresas ICA SAB de CV*	469,400	1,084,048
Fomento Economico Mexicano SAB de CV	551,100	3,664,273
Genomma Lab Internacional SAB de CV (Class B Stock)*	208,300	530,157
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	114,106	467,982
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	50,500	297,173
Grupo Bimbo SAB de CV (Class A Stock)	600,500	1,389,892
Grupo Carso SAB de CV (Class A Stock)	397,700	1,317,911
Grupo Elektra SA de CV (Class A Stock)	18,200	932,656
Grupo Financiero Banorte SAB de CV (Class O Stock)	1,078,200	4,895,342
Grupo Financiero Inbursa SA (Class O Stock)	1,000,100	5,124,140
Grupo Mexico SAB de CV (Class B Stock)	1,360,814	4,493,237
Grupo Modelo SAB de CV (Class C Stock)	177,400	1,072,718
Grupo Simec SAB de CV (Class B Stock)*	134,400	338,741
Grupo Televisa SA	621,500	3,059,063
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	564,400	988,188
Industrias CH SAB de CV (Class B Stock)*	97,200	365,273
Industrias Penoles SAB de CV	49,200	1,857,317
Inmuebles Carso SAB de CV*	397,700	400,129
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	149,100	980,544
Mexichem SAB de CV	290,431	1,176,260
Minera Frisco SAB de CV Series A-1*	255,400	1,224,157
Organizacion Soriana SAB de CV (Class B Stock)	82,600	247,691
Promotora y Operadora de Infraestructura SAB de CV*	92,100	443,647
Telefonos de Mexico SAB de CV	1,409,500	1,166,508
TV Azteca SAB de CV	444,600	362,637

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Mexico (cont’d.)
Urbi Desarrollos Urbanos SAB de CV*	127,100	$278,983
Wal-Mart de Mexico SAB de CV (Class V Stock)	1,425,400	4,230,486

		67,985,918

Morocco — 1.5%
Alliances Developpement Immobilier SA(g)	2,600	221,282
Attijariwafa Bank(g)	81,663	3,736,004
Banque Centrale Populaire(g)	16,975	867,698
Banque Marocaine du Commerce Exterieur	52,460	1,340,779
Brasseries Maroc(g)	300	89,249
Ciments du Maroc(g)	5,464	726,876
Compagnie Generale Immobiliere	2,640	444,313
Cosumar	3,134	792,982
Delta Holding SA	17,500	193,443
Douja Promotion Groupe Addoha SA	98,000	1,227,301
Holcim Maroc SA*	1,265	386,356
Lafarge Ciments(g)	5,430	1,158,818
Managem	5,700	654,838
Maroc Telecom SA(g)	206,154	3,793,615
Samir*	3,700	300,244
Sonasid*(g)	2,910	551,113

		16,484,911

Nigeria — 0.8%
Access Bank PLC	6,891,320	320,842
Ashaka Cement PLC*	534,055	81,422
Bank PHB PLC*(g)	10,483,894	61,185
Dangote Cement PLC(g)	608,979	519,090
Dangote Sugar Refinery PLC(g)	2,798,880	236,207
Diamond Bank PLC	3,468,600	117,136
Ecobank Transnational, Inc.*(g)	2,309,467	218,074
Fidelity Bank PLC	9,170,112	158,748
First Bank of Nigeria PLC	5,561,846	455,889
First City Monument Bank PLC	3,151,000	147,735
Flour Mills of Nigeria PLC	447,892	279,015
Guaranty Trust Bank PLC	8,092,034	826,714
Guinness Nigeria PLC	269,800	433,449
Lafarge Cement WAPCO Nigeria PLC	842,000	262,262
Nestle Foods Nigeria PLC(g)	150,720	395,331
Nigerian Breweries PLC	1,511,138	867,046
Oando PLC	1,650,498	463,222
Oceanic Bank International PLC*	9,889,945	92,738
PZ Cussons Nigeria PLC	521,836	130,373
Skye Bank PLC(g)	5,240,737	253,617
Stanbic IBTC Bank PLC(g)	3,650,000	220,197
UAC of Nigeria PLC(g)	1,299,650	332,540
Unilever Nigeria PLC	392,832	69,551
Union Bank Nigeria PLC*	3,850,000	68,164
United Bank for Africa PLC	11,283,582	417,308
Zenith Bank PLC	8,079,315	776,674

		8,204,529

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Oman — 0.8%
Al Maha Petroleum Products Marketing Co. LLC(g)	3,000	$87,495
Bank Dhofar SAOG(g)	577,684	850,660
Bank Muscat SAOG(g)	886,923	1,709,121
Bank Sohar	991,700	373,449
Dhofar International Development & Investment Holding Co.(g)	422,400	469,516
Galfar Engineering & Contracting SAOG	290,505	326,681
National Bank of Oman Ltd.(g)	260,227	216,264
Oman Cables Industry(g)	26,280	62,381
Oman Cement Co.(g)	273,544	397,831
Oman Flour Mills Co. SAOG(g)	272,400	374,944
Oman International Bank SAOG	181,154	123,263
Oman Telecommunications Co.(g)	606,637	1,728,297
Omani Qatari Telecommunications Co. SAOG	115,000	203,688
Ominvest	68,871	82,456
Raysut Cement Co.(g)	115,838	319,792
Renaissance Services SAOG	425,785	936,605

		8,262,443

Pakistan — 0.7%
Allied Bank Ltd.(g)	267,520	199,590
Attock Petroleum Ltd.	58,440	255,009
Bank Alfalah Ltd.*(g)	1,765,900	196,576
D.G. Khan Cement Co. Ltd.*	468,300	125,232
Engro Corp. Ltd.	205,268	390,710
Fauji Fertilizer Bin Qasim Ltd.	220,000	108,121
Fauji Fertilizer Co. Ltd.	293,358	513,044
Habib Bank Ltd.(g)	146,894	198,308
HUB Power Co.(g)	1,492,200	652,849
Kot Addu Power Co. Ltd.(g)	623,500	309,030
Lucky Cement Ltd.	304,500	250,910
MCB Bank Ltd.	387,773	898,955
National Bank of Pakistan	338,312	198,414
Nishat Mills Ltd.	631,500	369,777
Oil & Gas Development Co. Ltd.	700,000	1,245,702
Pakistan Oilfields Ltd.	109,800	458,524
Pakistan Petroleum Ltd.	290,376	699,409
Pakistan State Oil Co. Ltd.	107,800	331,764
Pakistan Telecommunication Co. Ltd.(g)	1,307,700	216,302
Sui Northern Gas Pipeline Ltd.(g)	662,300	153,461
United Bank Ltd.(g)	423,918	305,631

		8,077,318

Peru — 1.3%
Alicorp SA(g)	796,800	1,564,910
Cia de Minas Buenaventura SA, ADR	96,800	3,676,464
Cia Minera Milpo SA(g)	300,700	672,597
Credicorp Ltd.	29,250	2,518,425
Edegel SA(g)	468,930	257,532
Grana y Montero SA	390,119	743,489
Intergroup Financial Services Corp.(g)	32,400	748,440

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Peru (cont’d.)
Minsur SA	480,495	$541,748
Sociedad Minera Cerro Verde SAA	9,240	318,780
Southern Copper Corp.	80,490	2,645,706
Volcan Cia Minera SAA (Class B Stock)	627,017	631,692

		14,319,783

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	1,732,900	1,682,129
Aboitiz Power Corp.	525,000	380,218
Alliance Global Group, Inc.	2,167,200	549,731
Ayala Corp.	89,040	655,446
Ayala Land, Inc.	1,750,600	631,948
Banco de Oro Unibank, Inc.	411,800	520,496
Bank of the Philippine Islands	549,048	743,064
DMCI Holdings, Inc.	814,600	803,048
Energy Development Corp.	250,400	38,197
Filinvest Land, Inc.	7,790,000	211,007
First Philippine Holdings Corp.	190,000	260,099
Globe Telecom, Inc.	11,280	233,024
Holcim Philippines, Inc.(g)	800,000	220,366
International Container Terminal Services, Inc.	261,600	303,799
JG Summit Holdings, Inc.(g)	1,915,900	1,175,698
Jollibee Foods Corp.	409,300	837,621
Lopez Holding Corp.*	2,000,000	265,845
Manila Electric Co.	167,000	1,058,494
Manila Water Co., Inc.	598,500	257,437
Megaworld Corp.	4,300,000	198,344
Metropolitan Bank & Trust	279,919	452,806
Philex Mining Corp.	3,342,200	1,799,423
Philex Petroleum Corp.	417,775	—
Philippine Long Distance Telephone Co.	23,700	1,276,473
Robinsons Land Corp.	1,692,000	469,472
San Miguel Corp.	150,500	401,078
SM Investments Corp.	75,730	935,564
SM Prime Holdings, Inc.	1,865,600	508,709
Universal Robina Corp.	500,000	471,345

		17,340,881

Poland — 3.1%
Agora SA	44,800	294,169
AmRest Holdings SE*	9,300	264,474
Asseco Poland SA	71,838	1,298,050
Bank Handlowy w Warszawie SA	12,200	386,977
Bank Millennium SA	241,571	475,603
Bank Pekao SA	37,500	2,217,624
Bioton SA*(g)	10,710,300	585,732
Boryszew SA*	215,300	71,432
BRE Bank SA*	4,250	504,986
Budimex SA	12,200	406,993
Cersanit SA*(g)	83,700	303,637
Cinema City International NV*(g)	47,700	615,641
Cyfrowy Polsat SA	148,600	893,940
Dom Maklerski IDMSA*	145,000	134,279
Echo Investment SA*	97,759	176,428
Enea SA*	54,900	360,289

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Poland (cont’d.)
Eurocash SA	59,500	$639,948
Getin Holding SA*	108,600	506,019
Globe Trade Centre SA*	57,700	391,286
Grupa Lotos SA*	24,900	409,886
ING Bank Slaski SA	1,000	314,642
KGHM Polska Miedz SA	45,500	3,268,011
Kopex SA*	29,700	252,301
LPP SA	200	163,337
Lubelski Wegiel Bogdanka SA	20,000	837,830
Multimedia Polska SA*(g)	140,000	485,927
Netia SA*	304,600	639,673
NG2 SA	11,000	230,604
Orbis SA*(g)	31,900	438,817
PBG SA	14,300	722,090
PGE Polska Grupa Energetyczna	232,400	2,031,848
Polimex-Mostostal SA	471,000	552,946
Polnord SA(g)	15,000	140,276
Polski Koncern Naftowy Orlen SA*	104,000	1,962,228
Polskie Gornictwo Naftowe I Gazownictwo SA	682,500	1,047,588
Powszechna Kasa Oszczednosci Bank Polski SA	195,200	2,989,062
Powszechny Zaklad
Ubezpieczen SA	11,100	1,517,610
Rafako SA	70,000	321,824
Stalprodukt SA	1,300	175,368
Tauron Polska Energia SA	559,900	1,343,205
Telekomunikacja Polska SA	361,000	2,192,745
TVN SA	126,900	751,832
Zaklady Azotowe Pulawy SA	6,300	272,185

		33,589,342

Qatar — 1.5%
Aamal Co.*	29,738	153,202
Barwa Real Estate Co.	29,300	242,189
Commercial Bank of Qatar	14,056	278,302
Doha Bank QSC	26,100	368,403
Gulf International Services OSC	52,500	426,026
Industries Qatar QSC	100,300	3,751,438
Masraf Al Rayan*	146,700	936,237
Qatar Electricity & Water Co.	24,100	954,337
Qatar Gas Transport Co. Nakilat	179,700	893,689
Qatar Insurance Co.	7,225	158,726
Qatar International Islamic Bank	20,200	257,666
Qatar Islamic Bank	12,000	257,696
Qatar National Bank SAQ	105,690	4,092,349
Qatar National Cement Co.	7,847	249,966
Qatar Navigation	24,803	544,896
Qatar Telecom Q-Tel QSC(g)	36,780	1,546,346
United Development Co.*	24,180	136,189
Vodafone Qatar*(g)	439,400	943,597

		16,191,254

Romania — 1.1%
Antibiotice(g)	740,447	126,524
Banca Transilvania*(g)	5,474,196	2,343,205
Biofarm Bucuresti(g)	6,134,800	415,954

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Romania (cont’d.)
BRD-Groupe Societe Generale(g)	1,023,070	$4,904,710
OMV Petrom SA(g)	24,665,400	3,226,499
Transelectrica SA(g)	46,500	350,313

		11,367,205

Russia — 6.0%
Aeroflot – Russian Airlines OJSC	250,300	622,302
AvtoVAZ*	646,700	737,122
CTC Media, Inc.	43,600	929,552
Evraz Group SA, GDR*	19,900	619,885
Federal Grid Co. Unified Energy System JSC	58,189,700	780,440
Federal Hydrogenerating Co. JSC (Class S Stock)	16,574,948	795,200
Federal Hydrogenerating Co. JSC, ADR	130,600	627,533
Gazprom Neft JSC, ADR	15,900	373,650
Gazprom OAO, ADR	878,640	12,810,571
IDGC Holding JSC*	2,875,000	385,250
Inter Rao UES JSC*	645,760,258	858,861
Inter Rao UES OAO	200,000,000	260,000
Irkutsk Electronetwork Co. JSC*(g)	293,978	21,425
Irkutskenergo OJSC	220,000	165,330
Kamaz OJSC*(g)	63,900	140,861
LUKOIL OAO, ADR	63,500	4,038,600
Magnitogorsk Iron & Steel Works, GDR	38,200	434,716
Mechel, ADR	22,500	537,525
Mining & Metallurgical Co. Norilsk Nickel, ADR (RTSX)	32,500	847,275
Mining & Metallurgical Co. Norilsk Nickel, ADR (XLON)	96,700	2,533,540
Mobile Telesystems OJSC (MICEX)*	83,028	671,938
Mobile Telesystems OJSC (RTSX)	434,889	3,587,660
Mosenergo OAO	4,030,000	361,628
NovaTek OAO (Class S Stock)	103,600	1,286,042
NovaTek OAO, GDR	8,400	1,160,040
Novolipetsk Steel OJSC, GDR	17,400	676,860
Pharmstandard, GDR*	36,000	820,800
PIK Group, GDR*	214,400	814,720
Polymetal, GDR*	12,000	231,600
Raspadskaya (Class S Stock)*	17,500	107,625
Rosneft Oil Co., GDR	256,400	2,158,888
Rostelecom OJSC (New 011D)*	84,725	491,727
Rostelecom OJSC (New 014D)*	25,278	146,527
Rostelecom, ADR(a)	17,200	696,600
RusHydro JSC*(g)	101,795	4,840
Sberbank of Russia (Class S Stock)	3,051,770	11,230,514
Severstal OAO, GDR	26,100	481,545
Sistema JSFC	1,239,250	1,388,098
Surgutneftegaz, ADR	156,200	1,546,380
Tatneft, ADR	30,333	1,307,352
TMK OAO, GDR	16,300	303,995
United Co. RUSAL PLC*	414,000	569,877
Uralkali	23,100	1,039,500
VimpelCom Ltd., ADR	118,620	1,513,591
VTB Bank OJSC	69,000,000	213,348

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Russia (cont’d.)
VTB Bank OJSC, GDR	335,900	$2,070,824
X 5 Retail Group NV, GDR*	39,100	1,528,810

		64,930,967

Slovenia — 0.9%
Gorenje dd*(g)	15,400	204,342
Krka dd Novo mesto(g)	51,090	4,445,314
Luka Koper*(g)	11,450	209,214
Mercator Poslovni Sistem(g)	4,065	946,720
Nova Kreditna Banka Maribor dd(g) .	65,600	645,935
Petrol dd Ljubljana(g)	2,863	934,156
Reinsurance Co. Sava Ltd.*(g)	18,150	186,875
Sava dd*(g)	1,641	95,188
Telekom Slovenije dd(g)	9,208	934,714
Zavarovalnica Triglav dd(g)	35,768	752,104

		9,354,562

South Africa — 6.2%
ABSA Group Ltd.	55,400	1,104,510
Adcock Ingram Holdings Ltd.	42,200	370,774
Aeci Ltd.	27,200	339,507
African Bank Investments Ltd.	170,200	866,379
African Rainbow Minerals Ltd.	16,000	446,035
Anglo American Platinum Ltd.	9,700	900,884
AngloGold Ashanti Ltd.	63,158	2,666,688
Aquarius Platinum Ltd.	73,500	375,126
ArcelorMittal South Africa Ltd.	22,883	267,315
Aspen Pharmacare Holdings Ltd.	74,790	929,096
Assore Ltd.	10,000	324,692
Aveng Ltd.	184,800	978,414
AVI Ltd.	54,900	253,317
Barloworld Ltd.	92,900	946,613
Bidvest Group Ltd.	118,392	2,635,097
Capital Property Fund	387,940	472,748
Clicks Group Ltd.	71,400	446,131
DataTec Ltd.	107,700	614,173
Discovery Holdings Ltd.	108,800	620,285
Emira Property Fund	110,000	216,851
Exxaro Resources Ltd.	30,500	805,013
FirstRand Ltd.	612,500	1,798,060
Foschini Group Ltd.( The)	32,800	427,887
Gold Fields Ltd.	122,634	1,798,939
Grindrod Ltd.	175,800	362,686
Group Five Ltd.	44,200	195,448
Growthpoint Properties Ltd.	254,500	689,150
Harmony Gold Mining Co. Ltd.	63,200	840,729
Hyprop Investments Ltd.	23,900	192,634
Illovo Sugar Ltd.	36,600	138,675
Impala Platinum Holdings Ltd.	87,000	2,344,129
JD Group Ltd.	23,400	146,142
JSE Ltd.	33,600	315,537
Kumba Iron Ore Ltd.	10,400	744,417
Lewis Group Ltd.	27,600	345,071
Liberty Holdings Ltd.	25,100	266,895
Massmart Holdings Ltd.	21,266	439,674
Medi-Clinic Corp. Ltd.	84,340	386,663
MMI Holdings Ltd.	186,541	468,711

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

South Africa (cont’d.)
Mr. Price Group Ltd.	38,000	$383,271
MTN Group Ltd.	481,800	10,253,338
Murray & Roberts Holdings Ltd.	169,100	750,244
Nampak Ltd.	99,800	334,300
Naspers Ltd. (Class N Stock)	66,000	3,728,105
Nedbank Group Ltd.	39,585	857,642
Netcare Ltd.	198,000	439,232
Northam Platinum Ltd.	59,612	374,415
Pick’n Pay Holdings Ltd.	44,800	114,488
Pick’n Pay Stores Ltd.	53,900	330,807
Pretoria Portland Cement Co. Ltd.	113,307	449,086
Raubex Group Ltd.	59,100	140,806
Redefine Properties Ltd.	494,600	574,198
Remgro Ltd.	71,700	1,183,371
Reunert Ltd.	86,500	782,003
RMB Holdings Ltd.	135,400	533,646
RMI Holdings	135,400	247,300
Sanlam Ltd.	273,300	1,113,926
Santam Ltd.	6,300	122,053
Sappi Ltd.*	106,920	545,526
Sasol Ltd.	69,200	3,643,086
Shoprite Holdings Ltd.	86,700	1,305,283
Spar Group Ltd. (The)	36,900	492,451
Standard Bank Group Ltd.	193,400	2,859,327
Steinhoff International Holdings Ltd.*	213,000	724,196
Sun International Ltd.	18,900	256,032
Telkom SA Ltd.	97,300	529,539
Tiger Brands Ltd.	29,200	852,879
Tongaat Hulett Ltd.	14,800	194,800
Truworths International Ltd.	84,600	916,965
Vodacom Group Ltd.	110,300	1,369,411
Wilson Bayly Holmes-Ovcon Ltd.	45,200	735,307
Woolworths Holdings Ltd.	152,900	672,717

		66,290,845

South Korea — 6.3%
Amorepacific Corp.	440	489,599
BS Financial Group, Inc.*	23,872	337,627
Celltrion, Inc.	13,000	539,359
Cheil Industries, Inc.	5,790	694,408
Cheil Worldwide, Inc.	20,000	297,639
CJ CheilJedang Corp.	1,250	276,235
Daelim Industrial Co. Ltd.	2,900	350,820
Daewoo Engineering & Construction Co. Ltd.	17,390	174,909
Daewoo International Corp.	6,180	220,175
Daewoo Securities Co. Ltd.	23,000	387,072
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	7,450	317,211
DGB Financial Group, Inc.*(g)	14,700	223,051
Dong-A Pharmaceutical Co. Ltd.	1,795	159,552
Dongbu Insurance Co. Ltd.	5,900	308,065
Dongkuk Steel Mill Co. Ltd.	7,810	301,679
Doosan Heavy Industries and Construction Co. Ltd.	5,280	280,344
Doosan Infracore Co. Ltd.*	12,450	277,883
E-Mart Co. Ltd.*(g)	2,217	507,710

COMMON STOCKS (Continued)	Shares	Value (Note 2)

South Korea (cont’d.)
GS Engineering & Construction Corp.	2,700	$330,290
GS Holdings	4,960	364,730
Hana Financial Group, Inc.	26,530	930,933
Hanjin Heavy Industries & Construction Co. Ltd.*	2,641	89,162
Hanjin Shipping Co. Ltd.	14,226	299,240
Hanjin Shipping Holdings Co. Ltd.	16,197	192,508
Hankook Tire Co. Ltd.	12,760	545,900
Hanwha Chem Corp.	12,780	607,148
Hanwha Corp.	6,710	308,022
Hite Brewery Co. Ltd.	1,347	141,506
Honam Petrochemical Corp.	1,730	644,376
Hynix Semiconductor, Inc.	30,680	724,871
Hyosung Corp.	3,370	290,622
Hyundai Department Store Co. Ltd. .	2,250	366,350
Hyundai Development Co.	4,380	123,123
Hyundai Engineering & Construction Co. Ltd.	5,560	450,627
Hyundai Glovis Co. Ltd.	4,200	679,361
Hyundai Heavy Industries Co. Ltd.	5,280	2,203,653
Hyundai Marine & Fire Insurance Co. Ltd.	7,630	227,986
Hyundai Merchant Marine Co. Ltd.	10,970	326,427
Hyundai Mobis	6,000	2,257,529
Hyundai Motor Co.	15,080	3,361,840
Hyundai Securities Co.	19,220	215,521
Hyundai Steel Co.	5,620	685,080
Industrial Bank of Korea	36,230	635,343
Kangwon Land, Inc.	10,530	282,697
KB Financial Group, Inc.	47,488	2,257,488
KCC Corp.	500	157,046
Kia Motors Corp.	20,250	1,377,569
Korea Electric Power Corp.*	42,590	1,131,327
Korea Exchange Bank	36,160	326,317
Korea Gas Corp.	7,250	251,687
Korea Investment Holdings Co. Ltd. .	7,090	241,023
Korea Zinc Co. Ltd.	1,530	589,379
Korean Air Lines Co. Ltd.	5,150	337,294
Korean Reinsurance Co.	15,453	202,360
KT Corp.	17,490	666,869
KT&G Corp.	10,170	632,499
LG Chem Ltd.	4,598	2,113,001
LG Corp.	9,030	681,980
LG Display Co. Ltd.	18,450	514,969
LG Electronics, Inc.	7,660	597,258
LG Household & Health Care Ltd.	770	331,035
LG Innotek Co. Ltd.	1,700	154,277
LG Uplus Corp.	54,990	298,455
LIG Insurance Co. Ltd.	7,200	184,622
Lotte Shopping Co. Ltd.	1,200	573,381
LS Corp.	3,600	372,432
Macquarie Korea Infrastructure Fund	60,089	274,654
MegaStudy Co. Ltd.	1,080	145,284
Mirae Asset Securities Co. Ltd.	6,100	257,284
NCSoft Corp.	1,890	516,359
NHN Corp.*	3,800	673,690
Nong Shim Co. Ltd.	690	157,369

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

South Korea (cont’d.)
OCI Co. Ltd.	2,470	$936,791
OCI Materials Co. Ltd.	2,600	325,253
ORION Corp.	650	277,619
Poongsan Corp.	1,600	58,022
POSCO	6,950	3,019,469
S-Oil Corp.	4,780	619,660
Samsung C&T Corp.	9,110	702,288
Samsung Card Co.	9,520	516,450
Samsung Electro-Mechanics Co. Ltd.	5,190	450,176
Samsung Electronics Co. Ltd.	10,841	8,425,944
Samsung Engineering Co. Ltd.	2,300	551,576
Samsung Fine Chemicals Co. Ltd.	4,550	293,013
Samsung Fire & Marine Insurance Co. Ltd.	5,150	1,198,338
Samsung Heavy Industries Co. Ltd.	12,900	578,110
Samsung Life Insurance Co. Ltd.	11,200	999,223
Samsung SDI Co. Ltd.	2,100	323,166
Samsung Securities Co. Ltd.	6,350	472,653
Samsung Techwin Co. Ltd.	2,449	213,905
Shinhan Financial Group Co. Ltd.	57,827	2,765,266
Shinsegae Co. Ltd.	783	248,985
SK Broadband Co. Ltd.*	56,200	213,455
SK C&C Co. Ltd.	3,000	366,781
SK Chemicals Co. Ltd.	5,970	401,782
SK Holdings Co. Ltd.	2,360	411,398
SK Innovation Co. Ltd.	7,550	1,425,548
SK Telecom Co. Ltd.	6,300	952,981
STX Offshore & Shipbuilding Co. Ltd.	4,300	127,759
STX Pan Ocean Co. Ltd.	32,200	226,458
Tong Yang Securities, Inc.	35,600	208,706
Woongjin Coway Co. Ltd.	7,460	266,057
Woori Finance Holdings Co. Ltd.	46,940	616,451
Woori Investment & Securities Co. Ltd.	15,280	247,143
Yuhan Corp.	1,548	195,783

		68,081,300

Taiwan — 6.2%
Acer, Inc.	279,731	489,030
Advanced Semiconductor Engineering, Inc.	527,699	581,857
Altek Corp.	117,804	171,270
Ambassador Hotel (The)	100,000	162,729
Asia Cement Corp.	338,906	485,358
Asia Optical Co., Inc.*	99,000	169,476
Asustek Computer, Inc.*	59,867	595,858
AU Optronics Corp.*	727,441	498,817
Capital Securities Corp.	429,264	207,610
Catcher Technology Co. Ltd.	49,780	315,152
Cathay Financial Holding Co. Ltd.	865,722	1,343,573
Chang Hwa Commercial Bank	499,000	411,325
Cheng Shin Rubber Industry Co. Ltd.	208,887	601,381
Chicony Electronics Co. Ltd.	101,699	197,219
Chimei Innolux Corp.*	687,940	492,717
China Airlines Ltd.*	358,282	243,835

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Taiwan (cont’d.)
China Development Financial Holding Corp.	1,505,667	$612,477
China Motor Corp.	272,000	280,500
China Petrochemical Development Corp.*	237,360	272,372
China Steel Corp.	1,326,763	1,600,025
China Synthetic Rubber Corp.	183,000	192,024
Chinatrust Financial Holding Co. Ltd.	1,284,950	1,122,108
Chipbond Technology Corp.*	148,000	211,350
Chong Hong Construction Co.	134,046	369,604
Chroma ATE, Inc.	94,000	299,801
Chung Hung Steel Corp.*	229,431	117,962
Chunghwa Telecom Co. Ltd.	701,268	2,413,147
Clevo Co.	84,034	163,531
Compal Electronics, Inc.	396,822	487,559
Coretronic Corp.	99,000	156,714
Delta Electronics, Inc.	174,268	641,998
E Ink Holdings, Inc.*	100,000	188,514
E. Sun Financial Holding Co. Ltd.	519,934	370,199
Epistar Corp.	69,229	206,192
Eternal Chemical Co. Ltd.	157,500	178,049
Eva Airways Corp.*	185,122	189,204
Evergreen International Storage & Transport Corp.	144,000	123,624
Evergreen Marine Corp. Ltd.*	315,000	254,084
Everlight Electronics Co. Ltd.	104,609	281,761
Far Eastern Department Stores Co. Ltd.	193,920	389,642
Far Eastern International Bank	450,000	224,725
Far Eastern New Century Corp.	307,453	480,649
Far EasTone Telecommunications Co. Ltd.	273,000	435,723
Feng Hsin Iron & Steel Co.	171,660	326,589
First Financial Holding Co. Ltd.	694,233	575,740
Formosa Chemicals & Fibre Corp.	430,810	1,607,669
Formosa International Hotels Corp.	17,000	322,476
Formosa Petrochemical Corp.	214,670	756,941
Formosa Plastics Corp.	527,560	1,906,550
Formosa Taffeta Co. Ltd.	162,000	178,108
Foxconn Technology Co. Ltd.	78,471	326,364
Fubon Financial Holding Co. Ltd.	660,418	1,017,869
Giant Manufacturing Co. Ltd.	102,661	413,707
Gintech Energy Corp.	90,899	224,088
Goldsun Development & Construction Co. Ltd.	455,569	229,000
Great Wall Enterprise Co. Ltd.	207,351	238,793
HannStar Display Corp.*	824,274	123,392
Highwealth Construction Corp.	138,000	324,501
Hon Hai Precision Industry Co. Ltd.	648,070	2,231,172
Hotai Motor Co. Ltd.	82,000	308,691
HTC Corp.	66,177	2,237,526
Hua Nan Financial Holdings Co. Ltd.	716,655	558,143
Inventec Co. Ltd.	597,413	312,672
Kenda Rubber Industrial Co. Ltd.	196,534	282,642
KGI Securities Co. Ltd.	390,000	206,564
Largan Precision Co. Ltd.	11,000	353,827
LCY Chemical Corp.	80,570	182,428
Lite-On Technology Corp.	204,121	269,439

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Taiwan (cont’d.)
Macronix International	554,157	$340,504
MediaTek, Inc.	91,472	996,332
Mega Financial Holding Co. Ltd.	1,364,000	1,194,940
Microbio Co. Ltd.*	194,000	279,215
Motech Industries, Inc.	57,644	223,814
Nan Kang Rubber Tire Co. Ltd.	246,700	402,795
Nan Ya Plastics Corp.	690,350	1,846,472
Nan Ya Printed Circuit Board Corp.	45,000	171,282
Nanya Technology Corp.*	254,178	72,054
Novatek Microelectronics Corp.	82,246	265,656
Pegatron Corp.*	161,133	167,414
Phison Electronics Corp.	38,302	217,879
Polaris Securities Co. Ltd.	392,400	288,122
POU Chen Corp.	569,547	526,657
Powerchip Technology Corp.*	1,317,040	165,153
Powertech Technology, Inc.	70,480	237,251
President Chain Store Corp.	94,648	548,362
Qisda Corp.*	300,500	144,957
Quanta Computer, Inc.	341,319	810,911
Realtek Semiconductor Corp.	88,540	171,369
Richtek Technology Corp.	35,952	247,479
Ritek Corp.*	776,000	214,835
Ruentex Development Co. Ltd.	121,000	170,449
Ruentex Industries Ltd.	189,000	469,990
Sanyang Industrial Co. Ltd.*	183,871	112,097
Shin Kong Financial Holding Co. Ltd.*	942,114	406,425
Shinkong Synthetic Fibers Corp.	826,344	345,141
Siliconware Precision Industries Co.	460,350	587,872
Simplo Technology Co. Ltd.	31,460	254,278
Sincere Navigation	124,000	141,426
Sino-American Silicon Products, Inc.	83,510	276,331
SinoPac Financial Holdings Co. Ltd.	1,027,000	444,475
Solar Applied Materials Technology Co.	66,096	158,806
Synnex Technology International Corp.	199,889	485,984
T JOIN Transportation Co.	266,000	303,659
Tainan Spinning Co. Ltd.	606,900	383,786
Taishin Financial Holding Co. Ltd.*	720,459	429,237
Taiwan Business Bank*	676,000	258,626
Taiwan Cement Corp.	439,562	656,637
Taiwan Cooperative Bank	450,630	366,937
Taiwan Fertilizer Co. Ltd.	103,000	317,541
Taiwan Glass Industrial Corp.	253,567	447,602
Taiwan Mobile Co. Ltd.	345,000	935,801
Taiwan Semiconductor Manufacturing Co. Ltd.	2,129,814	5,367,686
Taiwan TEA Corp.	324,000	222,700
Tatung Co. Ltd.*	570,879	264,833
Teco Electric and Machinery Co. Ltd.	454,000	328,051
Tong Yang Industry Co. Ltd.*	145,000	180,341
Transcend Information, Inc.	57,719	170,330
Tripod Technology Corp.	90,341	375,647
TSRC Corp.	88,000	259,673
TTY Biopharm Co. Ltd.	49,000	247,941
Tung Ho Steel Enterprise Corp.	187,381	213,245
U-Ming Marine Transport Corp.	74,000	158,773

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Taiwan (cont’d.)
Uni-President Enterprises Corp.	694,053	$1,008,192
Unimicron Technology Corp.	238,610	425,990
United Microelectronics Corp.	1,395,280	695,019
Walsin Lihwa Corp.*	556,000	279,729
Wan Hai Lines Ltd.*	384,700	292,170
Waterland Financial Holdings Co. Ltd.	473,925	213,162
Wei Chuan Food Corp.	165,000	187,369
Wintek Corp.*	205,000	273,310
Wistron Corp.	262,218	467,426
WPG Holdings Ltd.	126,251	214,695
Yageo Corp.	405,000	184,630
Yieh Phui Enterprise Co. Ltd.	312,553	126,417
Young Fast Optoelectronics Co. Ltd.*	58,765	367,576
Young Optics, Inc.	31,000	142,022
Yuanta Financial Holding Co. Ltd.	1,029,000	714,906
Yulon Motor Co. Ltd.	205,053	504,946
Zinwell Corp.	145,074	219,842

		66,338,810

Thailand — 3.0%
Advanced Info Service PCL	692,200	2,343,004
Airports of Thailand PCL	225,200	263,863
Bangkok Bank PCL	161,700	836,798
Bangkok Dusit Medical Services PCL	116,000	199,154
Bangkok Expressway PCL	423,100	246,493
Bank of Ayudhya PCL	880,800	820,423
Banpu PCL	35,900	838,840
BEC World PCL	409,900	460,262
Bumrungrad Hospital PCL	351,500	417,567
Calcomp Electronics Thailand PCL(g)	2,615,800	277,543
Central Pattana PCL	234,500	223,242
Charoen Pokphand Foods PCL	1,223,200	1,174,431
CP ALL PCL	775,500	1,116,871
Delta Electronics Thai PCL	380,700	307,286
Electricity Generating PCL	155,100	474,655
Esso Thailand PCL	680,000	250,090
Glow Energy PCL	293,500	477,624
Hana Microelectronics PCL	549,600	416,784
Indorama Ventures PCL	557,288	843,414
IRPC PCL	3,010,100	524,135
Italian-Thai Development PCL	2,910,000	335,277
Kasikornbank PCL	362,400	1,480,390
Khon Kaen Sugar Industry PCL	550,900	242,055
Kiatnakin Bank PCL	93,500	100,423
Krung Thai Bank PCL	946,500	579,144
Land & Houses PCL	1,734,300	325,343
Minor International PCL	803,460	298,110
Precious Shipping PCL	633,500	305,152
Pruksa Real Estate PCL	352,400	211,496
PTT Aromatics & Refining PCL	306,500	374,085
PTT Chemical PCL	90,000	430,594
PTT Exploration & Production PCL	353,900	1,969,631
PTT PCL	266,300	2,903,515
Quality Houses PCL	3,525,000	205,362

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Thailand (cont’d.)
Ratchaburi Electricity Generating Holding PCL	289,700	$393,653
Robinson Department Store PCL	163,700	169,161
Sahaviriya Steel Industries PCL*	6,106,680	230,553
Siam Cement PCL (The)	92,500	1,230,376
Siam City Cement PCL	38,400	267,456
Siam Commercial Bank PCL	452,000	1,632,937
Siam Makro PCL	60,000	382,750
Sino Thai Engineering & Construction PCL	171,100	67,382
Thai Airways International PCL	468,700	442,386
Thai Beverage PCL	5,169,000	1,157,245
Thai Oil PCL	274,600	665,832
Thai Tap Water Supply PCL	1,313,800	235,365
Thai Union Frozen Products PCL	212,100	331,352
Thai Vegetable Oil PCL	151,700	123,291
Thanachart Capital PCL	218,600	202,770
Thoresen Thai Agencies PCL	241,120	146,752
Tisco Financial Group PCL	225,000	274,614
TMB Bank PCL	8,053,600	524,238
Total Access Communication PCL (SET)	217,200	387,845
Total Access Communication PCL (SGX)	335,200	597,208
True Corp. PCL*	5,444,494	687,539

		32,423,761

Turkey — 3.1%
Adana Cimento Sanayii TAS (Class A Stock)	47,928	136,726
Akbank TAS	485,167	2,241,990
Akcansa Cimento A/S	45,400	201,405
Akenerji Elektrik Uretim A/S*	67,462	155,874
Aksa Akrilik Kimya Sanayii	35,000	119,901
Albaraka Turk Katilim Bankasi A/S	98,000	132,237
Anadolu Efes Biracilik Ve Malt Sanayii A/S	75,000	1,014,325
Arcelik A/S	125,095	639,734
Asya Katilim Bankasi A/S*	283,000	441,152
Aygaz A/S	31,884	206,274
Bagfas Bandirma Gubre Fabrik	1,000	94,886
BIM Birlesik Magazalar A/S	42,200	1,371,565
Cimsa Cimento Sanayi VE Tica	35,400	188,887
Coca-Cola Icecek A/S	30,700	453,028
Dogan Sirketler Grubu Holdings*	616,526	341,881
Dogan Yayin Holding A/S*	220,000	147,751
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	127,900	173,370
Enka Insaat ve Sanayi A/S	487,677	1,487,369
Eregli Demir ve Celik Fabrikalari TAS	520,892	1,328,708
Finansbank A/S*(g)	61,653	177,779
Ford Otomotiv Sanayi A/S	27,600	237,227
Gubre Fabrikalari TAS*	20,400	182,255
Haci Omer Sabanci Holding A/S	280,488	1,178,637
Ihlas Holding A/S*	283,900	201,161

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Turkey (cont’d.)
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	645,200	$373,683
KOC Holding A/S	483,632	2,079,945
Koza Altin Isletmeleri A/S	15,400	206,852
Koza Anadolu Metal Madencilik Isletmeleri A/S*	49,000	145,823
Mondi Tire Kutsan Kagit ve Ambalaj Sanayii A/S*	79,400	72,893
OMV Petrol Ofisi A/S	71,610	262,085
Petkim Petrokimya Holding A/S*	215,873	325,871
Sekerbank TAS	347,916	240,090
Sinpas Gayrimenkul Yatirim Ortakligi A/S	216,900	243,227
TAV Havalimanlari Holding A/S*	93,600	469,442
Tekfen Holding A/S	127,496	439,912
Tofas Turk Otomobil Fabrikasi A/S	70,800	322,810
Trakya Cam Sanayi A/S	198,106	422,333
Tupras Turkiye Petrol Rafinerileri A/S	65,300	1,601,319
Turk Ekonomi Bankasi A/S	139,200	165,531
Turk Hava Yollari*	304,457	797,254
Turk Sise ve Cam Fabrikalari A/S	214,090	468,281
Turk Telekomunikasyon A/S	283,600	1,499,253
Turkcell Iletisim Hizmet A/S	433,300	2,328,020
Turkiye Garanti Bankasi A/S	696,300	3,157,590
Turkiye Halk Bankasi A/S	105,000	786,044
Turkiye Is Bankasi (Class C Stock)	441,162	1,353,658
Turkiye Sinai Kalkinma Bankasi A/S	209,999	336,412
Turkiye Vakiflar Bankasi Tao (Class D Stock)	175,000	395,718
Ulker Biskuvi Sanayi A/S	70,200	243,948
Vestel Elektronik Sanayi ve Ticaret A/S*	142,900	235,966
Yapi ve Kredi Bankasi A/S*	297,748	748,498
Yazicilar Holding A/S (Class A Stock)	39,100	280,662

		32,857,242

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank*	1,080,300	882,358
Abu Dhabi National Hotels(g)	678,793	463,863
Air Arabia	2,198,700	396,879
Aldar Properties PJSC*	998,200	336,991
Amlak Finance PJSC*	67,000	—
Arabtec Holding Co.*	3,249,625	1,132,458
Aramex Co.	352,000	168,669
Bank of Sharjah	627,800	321,335
Dana Gas PJSC*	8,105,340	1,346,109
DP World Ltd.	231,885	2,847,548
Dubai Financial Market	1,327,000	422,704
Dubai Investments PJSC	1,058,200	227,601
Dubai Islamic Bank PJSC	707,251	387,034
Emaar Properties PJSC	2,570,800	2,113,753
Emirates NBD PJSC	90,530	102,287
First Gulf Bank PJSC	230,110	1,115,153
Gulf Cement Co. PSC(g)	260,300	80,790
National Bank of Abu Dhabi PJSC(g)	634,401	1,899,921
National Central Cooling Co. PJSC*	483,458	135,574
RAK Properties PJSC*	3,115,700	305,378
Sorouh Real Estate Co.*	570,555	191,065

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

United Arab Emirates (cont’d.)
Union National Bank PJSC/Abu Dhabi(g)	1,097,393	$1,081,558
Waha Capital PJSC	706,077	130,719

		16,089,747

TOTAL COMMON STOCKS (cost $854,097,891)		1,003,620,258

PREFERRED STOCKS — 4.1%
Brazil — 3.9%
Cia Energetica de Minas Gerais (PRFC Shares)	56,072	1,133,907
AES Tiete SA (PRFC Shares)	31,800	517,554
Gol Linhas Aereas Inteligentes SA (PFRC Shares)	15,000	179,348
Eletropaulo Metropolitana SA (PFRC Shares)	21,000	457,098
Cia Brasileira de Distribuicao Grupo Pao de Acucar	17,595	810,273
Usinas Siderurgicas de Minas Gerais SA (PRFC A Shares)	48,800	428,698
Vale SA (PRFC A Shares)	263,700	7,532,596
Tim Participacoes SA (PRFC Shares)	156,000	753,686
Centrais Eletricas Brasileiras SA (PRFC B Shares)	70,000	1,175,152
Tam SA (PRFC Shares)	15,000	322,654
Investimentos Itau SA (PRFC Shares)	249,255	1,900,576
Lojas Americanas SA (PRFC Shares)	51,892	502,078
Marcopolo SA (PRFC Shares)	135,000	604,652
Gerdau SA (PRFC Shares)	74,300	772,684
Metalurgica Gerdau SA (PRFC Shares)	40,200	511,821
Petroleo Brasileiro SA (PRFC Shares)	546,500	8,264,121
Randon Participacoes SA (PRFC Shares)	37,900	300,645
Banco Bradesco SA (PRFC Shares)	154,464	3,127,583
Suzano Papel e Celulose SA (PRFC Shares)	34,125	246,647
Tele Norte Leste Participacoes SA (PRFC Shares)	57,700	889,911
Bradespar SA (PRFC Shares)	22,400	563,355
Telecomunicacoes de Sao Paulo SA (PRFC Shares)	52,341	1,525,977
Ultrapar Participacoes SA (PRFC Shares)	28,000	497,690
Itau Unibanco Holding SA (PFRC Shares)	180,872	4,194,251
Cia Paranaense de Energia (PRFC B Shares)	16,900	451,995
Cia de Bebidas das Americas (PRFC Shares)	104,620	3,428,900
Cia Energetica de Sao Paulo (PRFC B Shares)	34,800	678,986

		41,772,838

PREFERRED STOCKS (Continued)	Shares	Value (Note 2)

Chile
Embotelladora Andina SA (PRFC A Shares)(g)	62,550	$267,679

Croatia — 0.1%
Adris Grupa dd (PRFC Shares)(g)	22,693	1,145,638

Russia — 0.1%
Surgutneftegaz (PRFC S Shares)	1,131,400	567,498
AK Transneft OAO (PRFC Shares) (Class S Stock)	350	507,242

		1,074,740

South Africa
Allied Electronics Corp. Ltd. (PRFC Shares)	51,800	201,093

South Korea
LG Chem Ltd. (PRFC Shares)	2,200	342,010

TOTAL PREFERRED STOCKS (cost $38,681,950)		44,803,998

	Units
WARRANTS* — 1.6%
Saudi Arabia — 0.8%
Al Albdullatif Industrial,expiring 07/06/12	12,500	88,326
Al Rajhi Bank, expiring 04/30/12	35,800	696,851
Alinma Bank, expiring 06/04/12	34,000	90,206
Almari Co. Ltd., expiring 03/27/12	11,400	287,257
Arab National Bank, expiring 06/04/12	13,862	108,669
Banque Saudi Fransi, expiring 04/30/12	37,400	441,783
Dar Al Arkan Real Estate, expiring 08/13/12	53,800	112,612
Etihad Etisalat Co., expiring 04/02/12	39,400	551,556
Fawaz Abdulaziz Alhokair Co., expiring 04/04/12	17,000	214,863
Jarir Marketing Co., expiring 06/04/12	2,500	117,491
Kayan Petrochemical Co., expiring 06/04/12	33,600	165,299
Makkah Construction & Development, expiring 03/15/13	30,000	253,580
Mobile Telecommunications Co., expiring 06/04/12	57,400	105,608
National Industrialization, expiring 05/14/12	57,392	665,694
Rabigh Refining, expiring 04/02/12 .	14,600	104,722
Riyad Bank, expiring 06/11/12	29,000	182,879
Samba Financial Group, expiring 04/30/12	18,200	242,647
Saudi Arabian Amiantit Co., expiring 06/25/12	21,300	102,232
Saudi Arabian Fertilizer Co., expiring 06/04/12	4,700	236,861

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

WARRANTS* (Continued)	Units	Value (Note 2)

Saudi Arabia (cont’d.)
Saudi Arabian Mining Co., expiring 06/25/12	14,400	$104,440
Saudi British Bank, expiring 10/02/12	11,700	131,029
Saudi Cement HSBC, expiring 08/13/12	17,000	290,110
Saudi Ceramic, expiring 08/16/13	5,900	222,216
Saudi Electricity, expiring 06/25/12	111,400	408,434
Saudi Industries Investment Group, expiring 06/11/12	23,200	142,591
Saudi International Petroleum, expiring 09/21/12	42,130	242,088
Saudi Telecom Co., expiring 05/21/12	38,000	368,824
Saudic Basic Industries Corp., expiring 03/26/12	29,500	818,068
Savola, expiring 04/20/12	63,700	462,000
Yanbu National Petrochemical, expiring 01/07/13	20,000	252,246

		8,211,182

Vietnam — 0.8%
Baoviet Holdings, expiring 10/15/19	103,700	396,807
DIG VN, expiring 07/27/15	99,000	88,311
FPT Corp., expiring 01/13/15(g)	276,266	646,398
GEMADEPT Corp., expiring 12/03/14	125,667	156,204
Hagl JSC, expiring 03/03/15	254,100	483,059
HCM City Infrastructure Investment JSC, expiring 12/18/14	132,000	156,355
Hoa Phat Group JSC, expiring 03/03/15(g)	276,100	411,831
Kinh Bac City Development Share Holding Corp., expiring 12/18/14(g)	135,000	109,896
Kinh Do JSC, expiring 12/08/14(g)	349,425	647,245
PetroVietnam Drilling & Well Services JSC, expiring 12/15/14(g)	220,273	424,121
PetroVietnam Fertilizer & Chemical JSC, expiring 12/09/14	395,700	626,874
PetroVietnam, expiring 12/08/14	371,100	343,697
Pha Lai Thermal Power JSC, expiring 01/13/15(g)	507,210	200,264
Refrigeration Electrical Engineering Corp., expiring 04/07/15	401,080	218,968
Saigon Securities, Inc., expiring 12/03/14	371,600	320,612
Songda Urban & Industrial Zone Investment and Development JSC, expiring 11/27/14	354,300	544,017
Tan Tao Investment Industry Corp., expiring 12/16/14	607,100	313,687
Vietnam Construction, expiring 12/08/14	416,069	275,826
Vietnam Dairy Products JSC, expiring 09/29/14	142,720	758,302
Vincom JSC, expiring 12/16/14	257,100	1,716,934

WARRANTS* (Continued)	Units	Value (Note 2)

Vietnam (cont’d.)
Vinh Son – Song Hinh Hydropower JSC, expiring 11/17/14(g)	257,985	$106,892

		8,946,300

TOTAL WARRANTS (cost $20,200,005)		17,157,482

RIGHTS*
Chile
Corpbanca SA, expiring 07/02/11	6,126,334	446

Hong Kong
China Citic Bank Corp., expiring 07/25/11	198,800	21,460

Indonesia
Delta Dunia Makmur Tbk PT, expiring 07/04/11	411,820	5,282

Poland
Boryszew SA, expiring 07/01/11	215,300	63,582

TOTAL RIGHTS (cost $59,648)		90,770

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#

CORPORATE BOND
India
Dr. Reddy’s Laboratories Ltd. Unsec’d. Notes (India) (cost $16,003)
9.25%	03/24/14	NR INR	145	15,915

TOTAL LONG-TERM INVESTMENTS (cost $913,055,497)				1,065,688,423

			Shares

SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $9,499,697; includes $4,409,809 of cash collateral for securities on loan)(b)(w)(Note 4)			9,499,697	9,499,697

TOTAL INVESTMENTS(o) — 99.8% (cost $922,555,194)				1,075,188,120
Other assets in excess of liabilities — 0.2%				1,876,831

NET ASSETS — 100.0%				$1,077,064,951

The following abbreviations are used in the Portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CHIX	European Equity Exchange

GDR	Global Depositary Receipt

MICEX	Moscow Interbank Currency Exchange

NR	Not Rated by Moody’s or Standard & Poor’s

OTC	Over-the-Counter

PRFC	Preference Shares

RTSX	Russian Trading System Stock Exchange

SET	Stock Exchange of Thailand

SGX	Singapore Stock Exchange

XLON	London Stock Exchange

INR	Indian Rupee

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,345,298; cash collateral of $4,409,809 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security or securities that have been deemed illiquid.

(o)	As of June 30, 2011, 654 securities representing $375,652,119 and 34.9% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks:
Argentina	$8,423,186	$—	$—
Botswana	4,650,493	—	824,632
Brazil	25,831,061	—	—
Bulgaria	2,214,861	—	269,090
Chile	32,714,340	—	—
China	11,388,768	88,939,627	118,980
Colombia	16,399,978	—	—
Croatia	8,536,763	—	—
Czech Republic	17,010,963	—	—
Egypt	16,704,968	—	—
Estonia	4,405,471	—	—
Ghana	3,139,979	—	—
Hungary	17,227,997	—	—
India	22,825,931	44,757,862	26,698
Indonesia	—	34,066,782	—
Jordan	7,855,760	—	—
Kazakhstan	8,602,924	—	—
Kenya	7,581,968	—	—
Kuwait	9,566,852	5,367,712	1,460,580
Latvia	1,229,833	—	—
Lebanon	3,215,815	—	501,845
Lithuania	2,579,770	—	—
Malaysia	795,961	32,281,923	—
Mauritius	3,910,067	—	—
Mexico	67,985,918	—	—
Morocco	16,484,911	—	—
Nigeria	8,204,529	—	—
Oman	3,920,298	3,029,046	1,313,099
Pakistan	6,364,998	1,712,320	—
Peru	14,319,783	—	—
Philippines	912,883	16,427,998	—
Poland	33,589,342	—	—
Qatar	2,340,775	13,850,479	—

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Common Stocks (cont’d.):
Romania	$11,367,205	$—	$—
Russia	63,475,964	1,433,578	21,425
Slovenia	9,354,562	—	—
South Africa	66,290,845	—	—
South Korea	4,592,681	63,488,619	—
Taiwan	—	66,338,810	—
Thailand	24,301,694	8,122,067	—
Turkey	32,857,242	—	—
United Arab Emirates	5,003,559	11,086,188	—
Preferred Stocks:
Brazil	41,772,838	—	—
Chile	267,679	—	—
Croatia	1,145,638	—	—
Philippines	—	—	—
Russia	1,074,740	—	—
South Africa	201,093	—	—
South Korea	—	342,010	—
Warrants:
Saudi Arabia	—	8,211,182	—
Vietnam	—	8,946,300	—
Rights:
Chile	446	—	—
Hong Kong	—	21,460	—
Indonesia	—	5,282	—
Poland	—	63,582	—
Corporate Bond – India	—	15,915	—
Affiliated Money Market Mutual Fund	9,499,697	—	—

Total	$662,143,029	$408,508,742	$4,536,349

Fair Value of Level 2 investments at 12/31/10 was $0. $451,888,016 was transferred into Level 2 from Level 1 at 6/30/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2011 were as follows:

Commercial Banks	14.9%
Telecommunications	11.4
Oil, Gas & Consumable Fuels	8.5
Metals & Mining	7.6
Diversified Financial Services	4.4
Chemicals	3.4
Food	2.7
Retail & Merchandising	2.7
Electric	2.5
Engineering/Construction	2.2
Diversified Operations	2.2
Building Materials	1.9
Beverages	1.9
Semiconductors	1.8
Pharmaceuticals	1.8
Real Estate	1.6
Insurance	1.5
Industrials	1.5
Internet Software & Services	1.4
Banks	1.3
Electronic Components & Equipment	1.3
Financial Services	1.3
Automobile Manufacturers	1.2
Media & Entertainment	1.0
Affiliated Money Market Mutual Fund (0.4% represents investments purchased with collateral from securities on loan)	0.9
Computer Services & Software	0.8
Electric – Generation	0.8
Electric – Integrated	0.8
Transportation	0.7
Oil & Gas	0.7
Agriculture	0.7
Airlines	0.7
Coal	0.7
Auto Parts & Equipment	0.7
Consumer Discretionary	0.6

Computers	0.6%
Financial – Bank & Trust	0.5
Investment Companies	0.5
Tobacco	0.5
Information Technology	0.5
Textiles	0.5
Hotels & Motels	0.4
Holding Companies	0.4
Paper & Forest Products	0.4
Utilities	0.4
Consumer Products & Services	0.4
Machinery	0.3
Marine	0.3
Consumer Staples	0.3
Steel	0.3
Distribution/Wholesale	0.2
Real Estate Operation & Development	0.2
Home Furnishings	0.2
Manufacturing	0.2
Healthcare Providers & Services	0.2
Medical Supplies & Equipment	0.2
Gas	0.2
Cosmetics/Personal Care	0.2
Entertainment & Leisure	0.2
Biotechnology	0.2
Financials	0.2
Computers & Peripherals	0.2
Materials	0.1
Water	0.1
Real Estate Investment Trusts	0.1
Apparel	0.1
Healthcare Products & Services	0.1
Energy – Alternate Sources	0.1
Aerospace & Defense	0.1
Commercial Services	0.1
Advertising	0.1
Telecommunication Services	0.1

99.8
Other assets in excess of liabilities	0.2

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$17,248,252	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Total
Equity contracts	$175,324	$271,750	$447,074

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Total
Equity contracts	$(112,699)	$(2,806,345)	$(2,919,044)

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value, including securities on loan of $4,345,298:
Unaffiliated investments (cost $913,055,497)	$1,065,688,423
Affiliated investments (cost $9,499,697)	9,499,697
Cash	78,916
Foreign currency, at value (cost $3,707,963)	3,744,033
Dividends and interest receivable	4,119,231
Receivable for fund share sold	413,764
Receivable for investments sold	311,664
Prepaid expenses	961

Total Assets	1,083,856,689

LIABILITIES:
Payable to broker for collateral for securities on loan	4,409,809
Foreign capital gains tax liability	1,510,153
Advisory fees payable	448,578
Accrued expenses and other liabilities	416,676
Shareholder servicing fees payable	5,305
Payable for fund share repurchased	693
Affiliated transfer agent fee payable	524

Total Liabilities	6,791,738

NET ASSETS	$1,077,064,951

Net assets were comprised of:
Paid-in capital	$894,771,669
Retained earnings	182,293,282

Net assets, June 30, 2011	$1,077,064,951

Net asset value and redemption price per share, $1,077,064,951 / 109,557,880 outstanding shares of beneficial interest	$9.83

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME

Unaffiliated dividend income (net of $1,075,365 foreign withholding tax)	$19,641,647
Affiliated income from securities lending, net	135,937
Affiliated dividend income	13,838

19,791,422

EXPENSES
Advisory fees	6,718,919
Custodian and accounting fees	975,000
Shareholder servicing fees and expenses	610,811
Loan interest expense (Note 7)	24,562
Audit fee	12,000
Trustees’ fees	10,000
Insurance expenses	6,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Miscellaneous	80,655

Total expenses	8,457,947
Less: shareholder servicing fee waiver	(71,668)

Net expenses	8,386,279

NET INVESTMENT INCOME	11,405,143

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (net of foreign capital gains taxes of $776,086)	67,660,855
Foreign currency transactions	(422,540)

67,238,315

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes of $(571,698))	(80,746,095)
Foreign currencies	52,932

(80,693,163)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(13,454,848)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,049,705)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$11,405,143	$8,051,546
Net realized gain on investment and foreign currency transactions	67,238,315	7,974,030
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(80,693,163)	169,229,078

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,049,705)	185,254,654

DISTRIBUTIONS	(8,042,202)	(3,474,851)

FUND SHARE TRANSACTIONS:
Fund share sold [19,062,275 and 76,094,344 shares, respectively]	187,191,130	665,772,470
Fund share issued in reinvestment of distributions [828,239 and 439,299 shares, respectively]	8,042,202	3,474,851
Fund share repurchased [38,569,024 and 27,549,625 shares, respectively]	(379,647,063)	(224,685,159)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(184,413,731)	444,562,162

TOTAL INCREASE (DECREASE) IN NET ASSETS	(194,505,638)	626,341,965
NET ASSETS:
Beginning of period	1,271,570,589	645,228,624

End of period	$1,077,064,951	$1,271,570,589

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 87.9%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

ASSET-BACKED SECURITIES — 2.3%
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE7, Class 1A1	Caa2	1.186%(c)	10/25/37		$4,090	$2,521,045
Carrington Mortgage Loan Trust, Series 2007-HE1, Class A1	Ba3	0.286%(c)	06/25/37		2,510	2,282,469
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	A2	0.256%(c)	06/25/47		84	83,107
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa	0.886%(c)	07/25/32		3	2,036
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	Aaa	0.926%(c)	08/25/32		98	70,815
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB6, Class A1, 144A	Caa1	0.306%(c)	07/25/37		1,472	1,363,478
EFS Volunteer LLC, Series 2010-1, Class A1, 144A	AAA(d)	1.124%(c)	10/26/26		1,825	1,819,971
First NLC Trust, Series 2007-1, Class A1, 144A	Caa2	0.256%(c)	08/25/37		2,219	1,207,099
Ford Auto Securitization Trust, Series 2010-R3A, Class A1, 144A (Canada)	AAA(d)	1.926%	06/15/13	CAD	5,059	5,252,885
Ford Credit Auto Owner Trust, Series 2008-C, Class A3	Aaa	1.607%(c)	06/15/12		206	206,340
Ford Credit Auto Owner Trust, Series 2009-A, Class A3B	Aaa	2.687%(c)	05/15/13		4,372	4,401,244
Household Home Equity Loan Trust, Series 2005-1, Class A .	Aaa	0.476%(c)	01/20/34		2,073	1,856,670
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1 .	Aaa	0.746%(c)	10/25/34		23	18,799
Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A		3.00%	04/20/17	EUR	1,537	2,225,085
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	Aaa	0.686%(c)	12/25/33		390	329,569
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa	0.546%(c)	11/25/34		198	160,953
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	B3	0.316%(c)	05/25/37		1,975	1,289,143
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aa1	0.986%(c)	10/25/37		397	395,095

TOTAL ASSET-BACKED SECURITIES (cost $28,906,095)						25,485,803

BANK LOANS(c) — 1.1%
AGFS Funding Co.	B2	5.50%	05/28/17		4,200	4,111,624
Ford Motor Corp., Term B1	Baa3	2.94%	12/15/13		361	360,438
HCA, Inc., Term A	Ba2	1.557%	05/02/16		4,000	3,940,000
HCA, Inc., Term B-1	Ba2	2.557%	11/17/13		2,500	2,479,675
HCA, Inc., Term B-1	Ba2	2.557%	11/18/13		554	549,754
HCA, Inc., Term B-2	Ba2	3.496%	03/31/17		1,329	1,309,612

TOTAL BANK LOANS (cost $12,895,984)						12,751,103

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A	NR	1.937%(c)	11/15/15		3,731	3,461,029
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 2A, 144A	NR	4.23%	02/22/41		53	54,536
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 3A, 144A	NR	4.23%	02/22/41		35	35,094
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 5A, 144A	NR	4.23%	05/22/35		50	50,371
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 6A, 144A	NR	4.23%	06/22/35		85	85,689
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 11A, 144A	NR	4.23%	12/22/35		74	75,255

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 16A, 144A	NR	4.23%	08/22/33		$100	$99,954
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 17A, 144A	NR	4.23%	08/22/33		30	29,988
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 18A, 144A	NR	4.23%	08/22/33		24	23,579
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 19A, 144A	NR	4.23%	06/22/38		78	78,112
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 20A, 144A	NR	4.23%	12/22/35		177	179,457
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 22A, 144A	NR	4.23%	09/22/35		13	12,696
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 23A, 144A	NR	4.23%	04/22/34		16	15,565
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 24A, 144A	NR	4.23%	04/22/35		17	17,334
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 25A, 144A	NR	4.23%	05/22/34		240	243,087
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 26A, 144A	NR	4.23%	05/22/34		170	173,808
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 32A, 144A	NR	4.23%	12/22/32		80	79,949
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 34A, 144A	NR	4.23%	12/22/28		20	19,957
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 35A, 144A	NR	4.23%	11/22/33		298	298,806
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 36A, 144A	NR	4.23%	03/22/31		89	90,444
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 37A, 144A	NR	4.23%	03/22/34		30	30,533
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 39A, 144A	NR	4.23%	03/22/34		3	2,712
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 41A, 144A	NR	4.23%	12/22/35		25	24,710
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 43A, 144A	NR	4.23%	11/22/36		150	151,082
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 44A, 144A	NR	4.23%	04/22/34		98	99,975
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A	Aaa	3.156%	07/10/46		4,444	4,475,660
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.728%(c)	07/09/21		5,199	4,994,590

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,774,721)						14,903,972

CORPORATE OBLIGATIONS — 47.5%
Airlines — 0.2%
Southwest Airlines Co., First Mortgage, 144A	BBB(d)	10.50%	12/15/11		2,000	2,076,648

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC, Gtd. Notes	A3	7.30%	01/15/12		600	620,886
Daimler Finance North America LLC, Gtd. Notes, MTN	A3	5.75%	09/08/11		900	908,174

						1,529,060

Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	3.00%	10/15/12		7,100	7,290,159
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	1.125%	11/12/13		3,000	2,997,156
Pernod-Ricard SA, Sr. Unsec’d. Notes, MTN (France)	Ba1	7.00%	01/15/15	EUR	1,500	2,359,349

						12,646,664

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE OBLIGATIONS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.85%		08/15/12		$1,752	$1,829,885

Electric — 1.4%
Columbus Southern Power Co., Sr. Unsec’d. Notes	A3	0.645	%(c)	03/16/12		2,000	2,004,568
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	5.625%		09/01/11		2,190	2,206,513
Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A(g)	Baa1	2.50%		08/15/15		1,500	1,493,188
Southern Co., Sr. Unsec’d. Notes	Baa1	0.674	%(c)	10/21/11		10,200	10,211,271

							15,915,540

Electronic Components & Equipment — 0.2%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	BBB-(d)	4.45%		09/14/12		2,000	2,071,548

Financial – Bank & Trust — 20.1%
American Express Bank FSB, FDIC Gtd. Notes, MTN	Aaa	1.17	%(c)	12/09/11		10,000	10,047,540
American Express Centurion Bank, Sr. Unsec’d. Notes	A2	0.34	%(c)	06/12/12		5,300	5,289,177
Banco Bilbao Vizcaya Argentaria Puerto Rico, FDIC Gtd. Notes, 144A	Aaa	0.257	%(c)	05/25/12		8,200	8,202,056
Banco do Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil)	Baa1	4.50%		01/22/15		2,000	2,085,000
Banco do Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil)	Baa2	4.50%		01/20/16	EUR	5,600	8,068,099
Banco Santander Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil)	Baa1	4.25%		01/14/16		1,900	1,904,750
Banco Santander Brazil SA, Sr. Unsec’d. Notes, 144A (Brazil)	BBB-(d)	2.347	%(c)	03/18/14		8,700	8,744,283
Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile)	Aa3	1.524	%(c)	04/20/12		3,200	3,202,646
Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile)	Aa3	1.875	%(c)	01/19/16		1,900	1,874,257
Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile)	Aa3	3.75%		09/22/15		4,500	4,533,750
Banco Votorantim Nassau, Sr. Notes,144A (Brazil)		3.098	%(c)	03/28/14		4,400	4,398,548
Banco Votorantim SA, Sr. Unsec’d. Notes, 144A (Brazil)	Baa1	5.25%		02/11/16		5,400	5,468,480
Bank of America Corp., FDIC Gtd. Notes, MTN	Aaa	0.95	%(c)	12/02/11		16,200	16,256,878
BPCE SA, Sr. Unsec’d. Notes, 144A (France)	Aa3	2.375%		10/04/13		6,700	6,704,608
Canadian Imperial Bank of Commerce, Covered Bonds, 144A (Canada)	Aaa	2.60%		07/02/15		4,000	4,098,692
Cie de Financement Foncier, Covered Bonds, 144A (France)	Aaa	1.024	%(c)	07/23/12		4,800	4,795,555
Cie de Financement Foncier, Covered Bonds, 144A (France)	Aaa	1.625%		07/23/12		5,000	5,040,120
CIT Group, Inc., Sec’d. Notes, 144A	B2	5.25%		04/01/14		7,200	7,164,000
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A (Australia)	Aa2	0.797	%(c)	03/19/13		5,000	5,008,695
Credit Agricole SA, Notes, 144A (France)	Aa1	0.623	%(c)	02/02/12		2,400	2,395,469
Danske Bank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark)	Aaa	0.608	%(c)	05/24/12		6,000	5,994,852
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	0.544	%(c)	04/24/12		1,500	1,498,523
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	0.597	%(c)	09/14/12		6,000	5,982,270
ICICI Bank Ltd., Bonds, 144A (India)	Baa2	2.008	%(c)	02/24/14		10,600	10,533,591
ING Bank NV, Sr. Notes, 144A (Netherlands)	Aa3	1.596	%(c)	10/18/13		7,900	7,965,957
Korea Development Bank, Sr. Unsec’d. Notes (South Korea)	A1	5.30%		01/17/13		4,700	4,947,577
Korea Development Bank, Sr. Unsec’d. Notes (South Korea)	A1	5.75%		09/10/13		2,500	2,712,978
Lloyds TSB Bank PLC, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	1.303	%(c)	04/02/12		18,000	18,125,298
Lloyds TSB Bank PLC, Sr. Unsec’d. Notes, MTN (United Kingdom)	Aa3	4.75%		07/15/11		5,700	5,706,857
Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	1.181	%(c)	01/14/14		6,600	6,657,783
Realkredit Danmark A/S, Series 10S, Covered Bonds (Denmark)	Aaa	2.00%		01/01/12	DKK	20,000	3,893,234
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	1.45%		10/20/11		6,300	6,320,620
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, MTN (United Kingdom)	Aaa	0.87	%(c)	12/02/11		4,800	4,808,770

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE OBLIGATIONS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Financial – Bank & Trust (cont’d.)
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, MTN (United Kingdom)	Aaa	2.65%		04/23/12		$3,900	$3,966,300
Royal Bank of Scotland PLC (The), Gtd. Notes (United Kingdom)	Aa3	2.679	%(c)	08/23/13		4,900	5,025,793
Stadshypotek AB, Covered Bonds, 144A (Sweden)	Aaa	0.796	%(c)	09/30/13		3,100	3,099,999
Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A (Sweden)	Aaa	0.731	%(c)	01/14/13		8,200	8,194,481
UBS AG, Sr. Unsec’d. Notes (Switzerland)	Aa3	1.273	%(c)	01/28/14		2,100	2,109,051
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa3	1.359	%(c)	02/23/12		2,900	2,918,305

							225,744,842

Financial Services — 11.7%
Ally Financial, Inc., FDIC Gtd. Notes	Aaa	0.247	%(c)	12/19/12		1,400	1,401,144
Ally Financial, Inc., Gtd. Notes	B1	3.466	%(c)	02/11/14		7,300	7,173,294
Ally Financial, Inc., Gtd. Notes	B1	6.75%		12/01/14		100	103,250
Ally Financial, Inc., Gtd. Notes	B1	7.50%		09/15/20		2,400	2,508,000
Ally Financial, Inc., Gtd. Notes, 144A	B1	6.25%		12/01/17		600	595,999
American Express Co., Sr. Unsec’d. Notes	A3	5.25%		09/12/11		1,000	1,008,621
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%		05/02/13		500	538,271
Banco Bradesco SA, Sr. Unsec’d. Notes, 144A (Brazil)	Baa1	2.361	%(c)	05/16/14		6,900	6,986,443
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.50%		08/19/13		8,900	9,679,266
Countrywide Financial Corp., Gtd. Notes, MTN	A2	0.708	%(c)	05/07/12		2,800	2,800,736
DanFin Funding Ltd., Gov’t. Liquid Gtd. Notes, 144A (Ireland)	Aaa	0.976	%(c)	07/16/13		3,000	2,998,845
Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, 144A (France)	Aa1	0.535	%(c)	01/12/12		9,000	8,996,238
Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, 144A (France)	Aa1	0.652	%(c)	03/05/13		5,000	4,985,815
Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, 144A (France)	Aa1	0.753	%(c)	04/29/14		3,000	2,988,381
Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, 144A (France)	Aa1	0.896	%(c)	09/23/11		9,150	9,159,823
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.50%		08/01/12		1,450	1,517,286
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.80%		06/01/12		594	621,194
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	8.00%		06/01/14		1,800	1,974,677
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	0.247	%(c)	12/21/12		5,000	5,004,110
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	0.502	%(c)	12/07/12		4,000	4,017,616
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.95%		01/18/18		1,000	1,077,873
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	7.50%		02/15/19		6,870	7,993,540
JPMorgan Chase & Co., FDIC Gtd. Notes	Aaa	0.95	%(c)	12/02/11		900	903,197
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	B3	3.011	%(c)	12/23/11		4,200	1,081,500
Lehman Brothers Holdings, Inc., Sub. Notes(i)	Caa2	7.50%		05/11/38		2,100	1,050
Macquarie Bank Ltd., Gov’t. Liquid Gtd. Notes, 144A (Australia)	Aaa	2.60%		01/20/12		1,300	1,316,115
Merrill Lynch & Co., Inc., Notes, MTN	A2	0.482	%(c)	06/05/12		800	798,485
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	5.45%		07/15/14		10,000	10,766,430
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.30%		03/01/13		2,400	2,537,539
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	0.45	%(c)	04/19/12		3,000	2,999,529
National City Bank, Sub. Notes	A3	6.20%		12/15/11		2,500	2,561,210
Nykredit Realkredit A/S, Covered Bonds (Denmark)	Aaa	4.00%		01/01/12	DKK	50,000	9,819,973
Societe Generale Societe de Credit Fonciere, Covered Bonds, MTN (France)	Aaa	1.027	%(c)	06/19/13		5,000	4,999,022
Svenska Handelsbanken AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	2.875%		09/14/12		5,400	5,516,408
Volkswagen International Finance NV, Gtd. Notes, 144A (Netherlands)	A3	1.625%		08/12/13		4,000	4,027,244

							131,458,124

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE OBLIGATIONS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Food — 0.9%
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.00%		02/11/13	$2,384	$2,570,598
WM Wrigley Jr. Co., Sec’d. Notes, 144A	Baa1	2.45%		06/28/12	4,400	4,408,774
Woolworths Ltd., Sr. Unsec’d. Notes, 144A (Australia)	A3	2.55%		09/22/15	2,400	2,419,382

						9,398,754

Healthcare Services — 0.4%
Fresenius Medical Care US Finance, Inc., Gtd. Notes	Ba2	6.875%		07/15/17	4,500	4,758,750

Home Builders — 1.8%
D.R. Horton, Inc., Gtd. Notes	Ba3	6.50%		04/15/16	2,500	2,606,250
D.R. Horton, Inc., Gtd. Notes	Ba3	6.875%		05/01/13	5,100	5,425,125
Lennar Corp., Gtd. Notes	B3	5.60%		05/31/15	9,195	9,034,087
Pulte Homes, Inc., Gtd. Notes	B1	5.20%		02/15/15	3,000	3,000,000

						20,065,462

Insurance — 2.3%
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.25%		08/15/18	3,500	4,020,195
American International Group, Inc., Sr. Unsec’d. Notes, 144A	Baa1	3.75%		11/30/13	5,800	5,934,380
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.45%		05/18/17	1,900	1,984,387
MetLife, Inc., Sr. Unsec’d. Notes	A3	1.52	%(c)	08/06/13	200	202,114
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa3	0.497	%(c)	03/15/12	7,700	7,703,411
Monumental Global Funding III, Sr. Sec’d. Notes, 144A	A1	0.444	%(c)	01/25/13	1,600	1,582,990
Monumental Global Funding III, Sr. Sec’d. Notes, 144A	A1	0.478	%(c)	01/15/14	2,000	1,933,568
Sun Life Financial Global Funding LP, Sr. Unsec’d. Notes, 144A	A1	0.457	%(c)	07/06/11	2,500	2,500,003

						25,861,048

Investment Companies — 0.5%
FIH Erhvervsbank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark)	Aaa	0.62	%(c)	06/13/13	6,000	5,996,388

Media — 0.2%
DISH DBS Corp., Gtd. Notes	Ba3	6.375%		10/01/11	2,250	2,269,688

Metals & Mining — 0.4%
CSN Islands XI Corp., Gtd. Notes, 144A (Cayman Islands)	Ba1	6.875%		09/21/19	1,200	1,309,500
CSN Resources SA, Gtd. Notes, 144A (Luxembourg)	Ba1	6.50%		07/21/20	2,600	2,762,500

						4,072,000

Oil & Gas — 2.5%
BP Capital Markets PLC, Gtd. Notes (United Kingdom)	A2	1.55%		08/11/11	900	900,939
BP Capital Markets PLC, Gtd. Notes (United Kingdom)	A2	3.125%		03/10/12	5,000	5,086,715
EnCana Corp., Sr. Unsec’d. Notes (Canada)	Baa2	6.30%		11/01/11	2,500	2,547,350
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	Baa2	4.00%		07/15/15	1,150	1,208,092
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa1	8.146%		04/11/18	5,300	6,234,125
Reliance Holdings USA, Inc., Gtd. Notes(g)		4.50%		10/19/20	300	280,296
Shell International Finance BV, Gtd. Notes (Netherlands)	Aa1	0.597	%(c)	06/22/12	4,500	4,518,936
Total Capital SA, Gtd. Notes (France)	Aa1	3.00%		06/24/15	3,000	3,121,182
Transocean, Inc., Gtd. Notes (Cayman Islands)	Baa3	4.95%		11/15/15	4,100	4,435,183

						28,332,818

Pharmaceuticals — 0.4%
Teva Pharmaceutical Finance III LLC, Gtd. Notes	A3	0.647	%(c)	12/19/11	4,000	4,006,888

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE OBLIGATIONS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Pipelines — 1.0%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.00%		07/01/13		$2,600	$2,809,823
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.125%		03/15/12		7,715	8,053,395

							10,863,218

Savings & Loan — 0.9%
Nationwide Building Society, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	0.441	%(c)	05/17/12		10,000	10,032,310

Telecommunications — 1.2%
America Movil SAB de CV, Gtd. Notes (Mexico)	A2	3.625%		03/30/15		2,400	2,515,102
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	5.55%		02/01/14		3,300	3,637,359
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	7.375%		11/15/13		1,500	1,705,470
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	0.886	%(c)	07/18/11		3,500	3,499,681
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	5.25%		11/15/13		1,900	1,994,569

							13,352,181

TOTAL CORPORATE OBLIGATIONS (cost $530,722,578)							532,281,816

FOREIGN GOVERNMENT BONDS — 5.5%
Australia Government Bond, Series 126, Sr. Unsec’d. Notes (Australia)	Aaa	4.50%		04/15/20	AUD	4,800	4,897,919
Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	Baa3	10.00%		01/01/12	BRL	562	355,823
Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	Baa3	10.00%		01/01/17	BRL	5,900	3,427,398
Eksportfinans ASA, Notes (Norway)	Aa1	2.00%		09/15/15		100	99,731
Kommunalbanken A/S, Sr. Unsec’d. Notes, MTN (Norway)	Aaa	3.375%		11/15/11		6,000	6,062,730
Norway Government Bond, Series 470, Bonds (Norway)	Aaa	6.50%		05/15/13	NOK	14,400	2,859,897
Republic of Korea, Sr. Unsec’d. Notes (South Korea)	A1	4.25%		06/01/13		4,270	4,481,587
Societe Financement de l’Economie Francaise, Gov’t. Liquid Gtd. Notes, 144A (France)	Aaa	2.25%		06/11/12		14,600	14,838,668
United Kingdom Gilt, Bonds (United Kingdom)	Aaa	3.75%		09/07/20	GBP	7,900	13,044,313
United Kingdom Gilt, Bonds (United Kingdom)	Aaa	4.00%		09/07/16	GBP	6,600	11,517,560

TOTAL FOREIGN GOVERNMENT BONDS (cost $60,230,709)							61,585,626

MUNICIPAL BONDS — 0.6%
California — 0.5%
State of California, General Obligation Bonds	A1	4.85%		10/01/14		800	852,928
State of California, General Obligation Bonds	A1	5.65	%(c)	04/01/39		3,900	4,154,319

							5,007,247

New Jersey — 0.1%
New Jersey Economic Development Authority, Revenue Bonds	A1	1.247	%(c)	06/15/13		1,000	998,910
New Jersey Transportation Trust Fund Authority, Revenue Bonds	A1	6.875%		12/15/39		500	520,710

							1,519,620

TOTAL MUNICIPAL BONDS (cost $6,250,708)							6,526,867

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.6%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	NR	5.25%		04/26/37	$2,090	$1,934,714
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Baa3	2.864	%(c)	01/25/34	503	494,882
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	A2	2.86	%(c)	02/25/34	524	477,867
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	B3	3.136	%(c)	11/25/34	4,356	3,537,770
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	A1	2.34	%(c)	08/25/35	649	610,006
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Caa3	2.916	%(c)	09/25/35	2,491	1,805,761
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	Ca	2.649	%(c)	01/25/36	3,717	1,970,910
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Caa3	3.191	%(c)	01/26/36	4,020	2,560,315
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa3	5.027	%(c)	12/26/46	4,096	2,714,323
Chase Mortgage Finance Corp., Series 2005-S3, Class A10	Caa1	5.50%		11/25/35	5,900	5,362,345
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	B1	2.37	%(c)	08/25/35	1,146	1,088,562
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	Ba3	2.10	%(c)	08/25/35	262	244,713
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	AAA(d)	6.25%		12/25/33	195	200,625
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	AAA(d)	0.586	%(c)	08/25/18	149	144,306
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	Aa3	6.50	%(c)	01/25/34	366	369,890
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	B3	0.526	%(c)	02/25/35	1,011	723,009
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	Caa2	0.476	%(c)	04/25/35	1,615	1,038,154
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	Caa3	3.206	%(c)	04/25/35	1,338	811,254
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	Aa3	0.526	%(c)	06/25/35	2,689	2,430,066
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	Aaa	6.50%		04/25/33	53	55,965
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	A3	2.444	%(c)	06/25/33	1,312	1,235,330
Fannie Mae, Series 1988-22, Class A	Aaa	2.609	%(c)	08/25/18	4	4,191
Fannie Mae, Series 1996-39, Class H	Aaa	8.00%		11/25/23	50	58,821
Fannie Mae, Series 2004-11, Class A	Aaa	0.306	%(c)	03/25/34	451	444,917
Fannie Mae, Series 2006-5, Class 3A2	Aaa	2.524	%(c)	05/25/35	396	412,726
Fannie Mae, Series 2007-114, Class A6	Aaa	0.386	%(c)	10/27/37	6,000	5,960,853
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	Aaa	6.50%		07/25/43	2,032	2,291,988
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	Aaa	7.00%		10/25/43	1,163	1,313,465
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	1.695	%(c)	07/25/44	1,648	1,606,693
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	1.484	%(c)	10/25/44	5,705	5,725,577
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.226	%(c)	12/25/36	4,002	3,978,399
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1	Baa1	2.326	%(c)	09/25/34	900	812,675
First Republic Mortgage Loan Trust, Series 2002-FRB1, Class A	Aa1	0.487	%(c)	08/15/32	1,816	1,670,930
Freddie Mac, Series 2987, Class HD	Aaa	4.50%		07/15/18	477	487,136

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	AAA(d)	2.958	%(c)	06/25/34	$956	$815,916
Government National Mortgage Assoc., Series 1998-15, Class C	Aaa	6.50%		06/20/28	1,129	1,246,894
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	Caa2	0.416	%(c)	06/25/45	584	356,519
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	B(d)	2.922	%(c)	10/25/33	770	650,187
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	B1	2.43	%(c)	06/25/34	162	137,434
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	2.79	%(c)	09/25/35	2,017	1,916,624
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	CCC(d)	5.206	%(c)	11/25/35	1,492	1,321,046
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	A(d)	2.841	%(c)	04/25/36	2,723	2,197,255
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	Baa2	2.87	%(c)	08/19/34	1,757	1,323,655
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A	Caa2	4.25	%(c)	10/25/35	1,412	1,171,516
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	A1	1.191	%(c)	10/25/35	1,518	1,241,088
NCUA Guaranteed Notes, Series 2010-R2, Class 1A	Aaa	0.56	%(c)	11/06/17	8,303	8,305,795
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2	Baa3	2.593	%(c)	04/25/34	1,886	1,645,912
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	CC(d)	2.626	%(c)	01/25/36	572	464,972
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1	Baa2	0.436	%(c)	07/19/35	731	508,116
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Aa3	2.609	%(c)	02/27/34	269	267,759
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7	A1	2.576	%(c)	06/25/33	93	91,653
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	A2	2.782	%(c)	09/25/33	2,785	2,724,682
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A	Baa3	2.573	%(c)	03/25/34	360	349,022
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A	B1	0.506	%(c)	01/25/45	48	38,726
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A	Caa1	0.416	%(c)	04/25/45	1,533	1,270,198
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1	Caa1	0.446	%(c)	11/25/45	598	495,316
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	Caa2	1.278	%(c)	02/25/46	1,634	1,225,838
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	Caa3	1.278	%(c)	08/25/46	1,023	670,311

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $96,355,944)						85,015,572

U.S. GOVERNMENT AGENCY OBLIGATION — 1.9%
Federal Home Loan Mortgage Corp., Notes(k) (cost $20,795,038)		0.11	%(c)	02/02/12	20,800	20,798,357

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 1.3%
Federal Home Loan Mortgage Corp.		2.489	%(c)	01/01/34	75	78,533
Federal Home Loan Mortgage Corp.		2.585	%(c)	12/01/26	22	23,445
Federal Home Loan Mortgage Corp.		2.651	%(c)	07/01/29	50	52,380
Federal National Mortgage Assoc.		2.136	%(c)	01/01/25	6	5,964
Federal National Mortgage Assoc.		2.514	%(c)	12/01/29	36	37,778
Federal National Mortgage Assoc.		2.52	%(c)	04/01/32	9	9,111
Federal National Mortgage Assoc.		4.00%		08/01/39-04/01/41	12,657	12,689,367
Federal National Mortgage Assoc.		4.50%		11/01/40-02/01/41	589	610,598
Federal National Mortgage Assoc.		4.826	%(c)	03/01/17	103	103,636

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (Continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Federal National Mortgage Assoc.	4.846	%(c)	04/01/24	$42	$42,826
Government National Mortgage Assoc.	2.125	%(c)	11/20/29	142	146,687
Government National Mortgage Assoc.	2.375	%(c)	01/20/26	79	81,454
Government National Mortgage Assoc.	2.625	%(c)	07/20/17-07/20/24	52	54,006
Government National Mortgage Assoc.	3.375	%(c)	05/20/24-06/20/26	141	147,501

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $14,118,966)					14,083,286

U.S. TREASURY OBLIGATIONS — 18.8%
U.S. Treasury Note(h)(k)	1.50%		06/30/16	201,700	199,241,277
U.S. Treasury Note	2.375%		06/30/18	11,800	11,711,500

TOTAL U.S. TREASURY OBLIGATIONS (cost $212,450,498)					210,952,777

TOTAL LONG-TERM INVESTMENTS (cost $997,501,241)					984,385,179

SHORT-TERM INVESTMENTS — 11.6%

CERTIFICATES OF DEPOSIT(n) — 1.4%
American Express Bank FSB, Sr. Unsec’d. Notes	5.50%		04/16/13	2,600	2,781,470
Banco Brasil	2.266%		02/14/14	2,600	2,596,883
Itau Unibanco	1.65%		02/06/12	10,900	10,805,803

TOTAL CERTIFICATES OF DEPOSIT (cost $15,989,512)					16,184,156

U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.6%
Federal National Mortgage Assoc. (cost $6,325,844)	0.07%		10/03/11	6,327	6,326,342

U.S. TREASURY OBLIGATIONS(h)(n) — 0.2%
U.S. Treasury Bills(k)	0.175%		08/11/11	907	906,969
U.S. Treasury Bills	0.175%		08/18/11	720	719,974
U.S. Treasury Bills	0.18%		07/14/11	50	50,000
U.S. Treasury Bills	0.185%		07/21/11	600	599,994

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,276,712)					2,276,937

				Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 0.1%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $1,519,253)(w)				1,519,253	1,519,253

				Principal Amount (000)#

REPURCHASE AGREEMENTS(m) — 9.3%
Barclays Capital, Inc., 0.01%, dated 06/30/11, due 07/01/11 in the amount of $ 2,500,001				$2,500	2,500,000
Citigroup Global Markets, Inc., 0.03%, dated 06/30/11, due 07/01/11 in the amount of $52,000,043				52,000	52,000,000
Citigroup Global Markets, Inc., 0.04%, dated 06/30/11, due 07/01/11 in the amount of $6,600,007				6,600	6,600,000
Credit Suisse Securities (USA) LLC, 0.01%, dated 06/30/11, due 07/01/11 in the amount of $24,300,007				24,300	24,300,000
JPMorgan Securities LLC, 0.04%, dated 06/30/11, due 07/01/11 in the amount of $7,500,008				7,500	7,500,000
Morgan Stanley & Co. LLC, 0.01%, dated 06/30/11, due 07/01/11 in the amount of $11,200,003				11,200	11,200,000

TOTAL REPURCHASE AGREEMENTS (cost $104,100,000)					104,100,000

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

			Value (Note 2)

TOTAL SHORT-TERM INVESTMENTS (cost $130,211,321)			$130,406,688

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 99.5% (cost $1,127,712,562)			1,114,791,867

OPTIONS WRITTEN* — (0.2)%	Counterparty	Notional Amount (000)#
Call Options — (0.1)%
10 Year U.S. Treasury Notes Futures, expiring 08/26/11, Strike Price $124.50		$154,500	(844,922)

Put Options — (0.1)%
Interest Rate Swap Options,
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	16,000	(58,458)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	3,000	(10,961)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	10,000	(47,676)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Royal Bank of Scotland	34,800	(176,871)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	3,000	(15,247)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	44,500	(226,171)

			(535,384)

TOTAL OPTIONS WRITTEN (premiums received $1,828,097)			(1,380,306)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN(o) — 99.3% (cost $1,125,884,465)			1,113,411,561
Other assets in excess of other liabilities(x) — 0.7%			8,049,827

NET ASSETS — 100.0%			$1,121,461,388

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

FHLMC	Federal Home Loan Mortgage Corporation

FSB	Federal Savings Bank

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PHP	Philippine Peso

SGD	Singapore Dollar

TWD	New Taiwanese Dollar

ZAR	South African Rand

*	Non-income producing.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreements are collateralized by United States Treasuries or federal agency obligations.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of June 30, 2011, one security representing $1,934,714 and 0.2% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(x)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation (Depreciation)
Long Position:
152	90 Day Euro Dollar	Jun. 2013	$37,392,000	$37,397,700	$5,700
857	90 Day Euro Dollar	Sep. 2013	210,511,337	210,297,087	(214,250)
929	90 Day Euro Dollar	Dec. 2013	228,232,075	227,337,912	(894,163)
997	90 Day Euro Dollar	Mar. 2014	244,277,988	243,342,775	(935,213)
456	90 Day Euro Dollar	Jun. 2014	111,126,825	111,001,800	(125,025)
431	90 Day Euro Dollar	Mar. 2016	103,086,913	103,305,313	218,400
594	90 Day Sterling	Mar. 2012	117,821,392	117,916,727	95,335
306	90 Day Sterling	Mar. 2013	60,278,420	60,284,559	6,139
105	3 Year Australian Bonds	Sep. 2011	30,502,525	30,454,550	(47,975)

					$(1,891,052)

Forward foreign currency exchange contracts outstanding at June 30, 2011:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/05/11	Barclays Capital Group	BRL	2,725	$1,700,000	$1,743,673	$43,673
Expiring 07/05/11	Deutsche Bank	BRL	7,366	4,500,000	4,714,097	214,097
Expiring 07/05/11	Deutsche Bank	BRL	3,734	2,280,000	2,389,935	109,935
Expiring 07/05/11	JPMorgan Chase	BRL	3,045	1,860,000	1,948,732	88,732
Expiring 08/02/11	Barclays Capital Group	BRL	16,113	10,077,220	10,242,744	165,524
Expiring 08/02/11	Barclays Capital Group	BRL	1,564	970,000	993,887	23,887

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real (cont’d.),
Expiring 08/02/11	UBS Securities	BRL	5,739	$ 3,493,716	$ 3,647,930	$ 154,214
Expiring 09/02/11	Hong Kong & Shanghai Bank	BRL	11,131	6,759,750	7,027,205	267,455
Chilean Peso,
Expiring 10/26/11	JPMorgan Chase	CLP	16,035	33,641	33,814	173
Chinese Yuan,
Expiring 09/14/11	Barclays Capital Group	CNY	48,315	7,300,000	7,482,275	182,275
Expiring 11/15/11	Barclays Capital Group	CNY	6,668	1,026,162	1,035,639	9,477
Expiring 11/15/11	Barclays Capital Group	CNY	2,098	326,537	325,851	(686)
Expiring 11/15/11	JPMorgan Chase	CNY	5,154	802,429	800,493	(1,936)
Expiring 11/15/11	JPMorgan Chase	CNY	2,667	414,460	414,168	(292)
Expiring 11/15/11	Royal Bank of Scotland	CNY	5,949	919,342	923,978	4,636
Expiring 02/01/13	Deutsche Bank	CNY	62,945	9,932,858	9,958,058	25,200
Expiring 08/05/13	Deutsche Bank	CNY	12,000	1,915,709	1,906,396	(9,313)
Expiring 04/07/16	JPMorgan Chase	CNY	12,107	2,040,000	2,029,060	(10,940)
Euro,
Expiring 07/18/11	Barclays Capital Group	EUR	11,690	17,225,215	16,943,591	(281,624)
Expiring 07/18/11	Barclays Capital Group	EUR	1,446	2,066,449	2,095,845	29,396
Expiring 07/18/11	BNP Paribas	EUR	5,100	7,330,842	7,391,986	61,144
Expiring 07/18/11	BNP Paribas	EUR	2,405	3,456,995	3,485,828	28,833
Expiring 07/18/11	Citigroup Global Markets	EUR	16,500	23,792,571	23,915,248	122,677
Expiring 07/18/11	Royal Bank of Canada	EUR	7,511	11,121,913	10,886,510	(235,403)
Indian Rupee,
Expiring 08/12/11	Barclays Capital Group	INR	299,395	6,570,000	6,643,016	73,016
Expiring 08/12/11	Barclays Capital Group	INR	192,540	4,103,580	4,272,104	168,524
Expiring 08/12/11	BNP Paribas	INR	190,911	4,200,000	4,235,960	35,960
Expiring 08/12/11	Deutsche Bank	INR	26,100	558,289	579,111	20,822
Indonesian Rupiah,
Expiring 07/27/11	Citigroup Global Markets	IDR	46,526,400	5,400,000	5,402,822	2,822
Expiring 10/31/11	Citigroup Global Markets	IDR	44,736,000	4,800,000	5,111,761	311,761
Expiring 10/31/11	Deutsche Bank	IDR	43,616,620	4,814,196	4,983,855	169,659
Expiring 07/02/12	Hong Kong & Shanghai Bank	IDR	46,526,400	5,149,574	5,116,902	(32,672)
Japanese Yen,
Expiring 07/14/11	Citigroup Global Markets	JPY	110,000	1,359,323	1,366,470	7,147
Malaysian Ringgit,
Expiring 08/11/11	Barclays Capital Group	MYR	1,305	430,000	430,935	935
Expiring 08/11/11	Barclays Capital Group	MYR	1,300	422,421	429,127	6,706
Expiring 08/11/11	Barclays Capital Group	MYR	1,300	420,944	429,127	8,183
Expiring 08/11/11	Barclays Capital Group	MYR	1,300	418,883	429,126	10,243
Expiring 08/11/11	Citigroup Global Markets	MYR	1,300	421,530	429,126	7,596
Expiring 08/11/11	Citigroup Global Markets	MYR	16,022	5,400,000	5,288,753	(111,247)
Expiring 08/11/11	Citigroup Global Markets	MYR	2,380	769,206	785,632	16,426
Expiring 08/11/11	Citigroup Global Markets	MYR	2,000	650,047	660,195	10,148
Expiring 08/11/11	Citigroup Global Markets	MYR	2,000	648,571	660,195	11,624
Expiring 08/11/11	Hong Kong & Shanghai Bank	MYR	2,185	709,927	721,197	11,270
Expiring 08/11/11	JPMorgan Chase	MYR	1,300	421,872	429,126	7,254
Mexican Peso,
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	1,236	99,520	105,459	5,939
Expiring 11/18/11	Morgan Stanley	MXN	1,236	105,327	104,128	(1,199)
New Taiwanese Dollar,
Expiring 01/11/12	Deutsche Bank	TWD	139,503	4,900,000	4,879,120	(20,880)
Expiring 01/11/12	Goldman Sachs & Co.	TWD	162,729	5,740,000	5,691,450	(48,550)
Norwegian Krone,
Expiring 08/08/11	Barclays Capital Group	NOK	936	169,408	173,052	3,644
Expiring 08/08/11	Deutsche Bank	NOK	76,146	14,438,545	14,078,212	(360,333)
Philippine Peso,
Expiring 03/15/12	Citigroup Global Markets	PHP	232,308	5,357,039	5,255,976	(101,063)

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Singapore Dollar,
Expiring 07/12/11	UBS Securities	SGD	493	$ 400,000	$ 401,756	$ 1,756
Expiring 09/09/11	Barclays Capital Group	SGD	1,300	1,016,757	1,058,469	41,712
Expiring 09/09/11	Citigroup Global Markets	SGD	1,600	1,250,097	1,302,731	52,634
Expiring 09/09/11	Citigroup Global Markets	SGD	1,400	1,095,835	1,139,890	44,055
Expiring 09/09/11	Deutsche Bank	SGD	1,500	1,176,148	1,221,311	45,163
Expiring 09/09/11	Goldman Sachs & Co.	SGD	932	740,000	759,046	19,046
Expiring 09/09/11	JPMorgan Chase	SGD	1,772	1,391,277	1,442,469	51,192
Expiring 09/09/11	JPMorgan Chase	SGD	1,500	1,172,677	1,221,311	48,634
Expiring 09/09/11	JPMorgan Chase	SGD	400	312,283	325,683	13,400
Expiring 09/09/11	Royal Bank of Canada	SGD	1,400	1,088,876	1,139,890	51,014
Expiring 09/09/11	Royal Bank of Scotland	SGD	1,600	1,256,676	1,302,731	46,055
Expiring 09/09/11	UBS Securities	SGD	493	400,807	401,790	983
South African Rand,
Expiring 07/28/11	JPMorgan Chase	ZAR	236	34,534	34,794	260
Expiring 10/28/11	Hong Kong & Shanghai Bank	ZAR	236	33,575	34,316	741
South Korean Won,
Expiring 08/12/11	Citigroup Global Markets	KRW	11,902,353	10,584,574	11,117,582	533,008
Expiring 08/12/11	Citigroup Global Markets	KRW	5,827,680	5,400,000	5,443,437	43,437

				$227,178,127	$229,376,086	$2,197,959

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/29/11	BNP Paribas	AUD	128	$ 136,914	$ 136,766	$ 148
Expiring 07/29/11	Deutsche Bank	AUD	5,139	5,355,352	5,490,953	(135,601)
Expiring 07/29/11	Royal Bank of Canada	AUD	24	24,942	25,644	(702)
Brazilian Real,
Expiring 07/05/11	Hong Kong & Shanghai Bank	BRL	11,131	6,843,702	7,123,755	(280,053)
Expiring 07/05/11	UBS Securities	BRL	5,739	3,512,103	3,672,681	(160,578)
Expiring 08/02/11	Deutsche Bank	BRL	4,924	3,000,000	3,129,943	(129,943)
Expiring 08/02/11	Hong Kong & Shanghai Bank	BRL	11,190	6,820,000	7,112,801	(292,801)
Expiring 08/02/11	UBS Securities	BRL	7,302	4,517,085	4,641,817	(124,732)
Expiring 09/02/11	Barclays Capital Group	BRL	16,113	10,013,345	10,172,476	(159,131)
Expiring 09/02/11	Citigroup Global Markets	BRL	1,000	612,000	631,501	(19,501)
Expiring 09/02/11	Hong Kong & Shanghai Bank	BRL	666	410,000	420,165	(10,165)
British Pound,
Expiring 09/13/11	BNP Paribas	GBP	7,296	11,776,583	11,698,626	77,957
Expiring 09/13/11	Citigroup Global Markets	GBP	61	99,843	97,809	2,034
Expiring 09/13/11	Citigroup Global Markets	GBP	8,180	13,123,465	13,116,058	7,407
Expiring 09/13/11	Royal Bank of Canada	GBP	80	130,945	128,274	2,671
Canadian Dollar,
Expiring 09/19/11	Deutsche Bank	CAD	2,772	2,813,856	2,868,200	(54,344)
Expiring 09/19/11	Royal Bank of Canada	CAD	2,773	2,811,937	2,869,235	(57,298)
Chinese Yuan,
Expiring 09/14/11	Deutsche Bank	CNY	12,000	1,860,754	1,858,371	2,383
Danish Krone,
Expiring 08/08/11	Citigroup Global Markets	DKK	1,163	230,863	225,894	4,969
Expiring 01/03/12	Citigroup Global Markets	DKK	20,110	3,525,650	3,890,396	(364,746)
Expiring 01/03/12	JPMorgan Chase	DKK	51,242	8,939,793	9,913,259	(973,466)
Euro,
Expiring 07/18/11	Citigroup Global Markets	EUR	7,300	10,807,475	10,580,685	226,790
Expiring 07/18/11	Citigroup Global Markets	EUR	1,813	2,646,001	2,627,778	18,223
Expiring 07/18/11	JPMorgan Chase	EUR	39,669	57,238,797	57,496,604	(257,807)
Expiring 07/18/11	Royal Bank of Canada	EUR	16,368	23,204,259	23,723,926	(519,667)

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Indian Rupee,
Expiring 08/12/11	Citigroup Global Markets	INR	109,892	$2,374,500	$2,438,296	$(63,796)
Expiring 08/12/11	JPMorgan Chase	INR	107,578	2,323,500	2,386,957	(63,457)
Indonesian Rupiah,
Expiring 07/27/11	Hong Kong & Shanghai Bank	IDR	46,526,400	5,381,885	5,402,822	(20,937)
Expiring 10/31/11	Deutsche Bank	IDR	40,421,650	4,570,000	4,618,781	(48,781)
Japanese Yen,
Expiring 07/14/11	JPMorgan Chase	JPY	1,898,924	22,669,524	23,589,301	(919,777)
Mexican Peso,
Expiring 07/07/11	Morgan Stanley	MXN	1,236	106,784	105,459	1,325
Norwegian Krone,
Expiring 08/08/11	Hong Kong & Shanghai Bank	NOK	35,602	6,599,563	6,582,257	17,306
Expiring 08/08/11	Royal Bank of Canada	NOK	39,556	7,315,431	7,313,290	2,141
Expiring 08/08/11	Royal Bank of Canada	NOK	16,931	3,131,195	3,130,279	916
Expiring 08/08/11	Royal Bank of Canada	NOK	239	42,968	44,187	(1,219)
Singapore Dollar,
Expiring 07/12/11	UBS Securities	SGD	493	400,775	401,756	(981)
South African Rand,
Expiring 07/28/11	Hong Kong & Shanghai Bank	ZAR	236	34,034	34,794	(760)

				$235,405,823	$239,701,796	$(4,295,973)

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date		Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse
International(2)	06/15/31		$52,600	4.00%	3 month LIBOR	$(469,788)	$2,889,102	$(3,358,890)
Deutsche Bank AG(2)	06/15/31		22,700	4.00%	3 month LIBOR	(199,863)	776,294	(976,157)
Deutsche Bank AG(2)	01/15/21		4,600	2.68%	US CPI Urban Consumers	(78,509)	2,494	(81,003)
HSBC Bank USA, N.A.(2)	06/15/31		3,900	4.00%	3 month LIBOR	(34,832)	214,595	(249,427)
Royal Bank of Scotland PLC(2)	01/15/21		7,400	2.68%	US CPI Urban Consumers	(126,297)	—	(126,297)
Barclays Bank PLC(1)	12/15/20	AUD	15,700	6.00%	6 month Australian Bank Bill rate	207,666	11,256	196,410
Citigroup, Inc. (1)	12/15/16	AUD	20,700	5.75%	6 month Australian Bank Bill rate	136,774	65,433	71,341
Barclays Bank PLC(1)	01/02/14	BRL	20,200	12.51%	Brazilian interbank lending rate	—	—	—
Morgan Stanley Capital Services, Inc. (1)	01/02/14	BRL	51,500	11.89%	Brazilian interbank lending rate	(129,100)	(149,455)	20,355

						$(693,949)	$3,809,719	$(4,503,668)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)(3)#	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection (1)
BNP Paribas	06/20/16	$1,900	1.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.314%	$(25,511)	$(7,053)	$(18,458)
Citigroup, Inc.	03/20/16	6,200	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.047%	(10,224)	(55,322)	45,098
Credit Suisse International	12/20/11	2,700	1.00%	Abu Dhabi Govt., 5.50%, due 04/08/14	0.065%	10,926	5,699	5,227
Deutsche Bank AG	12/20/11	3,900	1.00%	Abu Dhabi Govt., 5.50%, due 04/08/14	0.065%	15,782	8,277	7,505
Deutsche Bank AG	12/20/11	7,000	1.00%	BHP Billiton Finances, 7.25%, due 03/01/16	0.269%	26,352	16,525	9,827
Deutsche Bank AG	09/20/11	100	5.00%	BP Capital Markets America, 4.20%, due 06/15/18	0.128%	1,244	(482)	1,726
Goldman Sachs Capital Markets, L.P.	06/20/15	1,400	5.00%	BP Capital Markets America, 4.20%, due 06/15/18	0.680%	237,138	33,799	203,339
Goldman Sachs Capital Markets, L.P.	06/20/15	1,950	5.00%	BP Capital Markets America, 4.20%, due 06/15/18	0.680%	330,299	24,568	305,731
Goldman Sachs Capital Markets, L.P.	06/20/15	700	5.00%	BP Capital Markets America, 4.20%, due 06/15/18	0.680%	118,471	(17,619)	136,090
Goldman Sachs Capital Markets, L.P.	03/20/16	4,400	1.00%	Japan Govt-55, 2.00%, due 03/21/22	0.842%	34,830	30,079	4,751
Merrill Lynch & Co., Inc.	09/20/12	10,000	0.80%	Morgan Stanley, 6.60%, due 04/01/12	0.551%	30,671	—	30,671
Morgan Stanley Capital Services, Inc.	09/20/12	500	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	0.671%	2,078	(1,855)	3,933
Royal Bank of Scotland PLC	03/20/16	2,800	1.00%	Japan Govt-55, 2.00%, due 03/21/22	0.842%	22,320	24,715	(2,395)
UBS AG	06/20/16	7,925	1.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.314%	(106,406)	(47,704)	(58,702)

						$687,970	$13,627	$674,343

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio entered into credit default swap agreements on corporate issues and sovereign issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount (000)(3)#	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps – Buy Protection (2)
Barclays Bank PLC	06/20/13	$5,600	1.00%	D.R. Horton, Inc., 5.375%, due 06/15/12	$23,755	$65,106	$(41,351)
Barclays Bank PLC	06/20/16	2,500	1.00%	D.R. Horton, Inc., 5.375%, due 06/15/12	159,495	131,782	27,713
Barclays Bank PLC	03/20/15	3,000	1.00%	Pulte Group, Inc., 5.25%, due 01/15/14	171,463	176,134	(4,671)
BNP Paribas	06/20/15	9,200	5.00%	Lennar Corp., 6.50%, due 04/15/16	(606,610)	(657,491)	50,881

					$(251,897)	$(284,469)	$32,572

(1) If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Various	inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$25,485,803	$—
Bank Loans	—	12,751,103	—
Certificates of Deposit	—	16,184,156	—
Commercial Mortgage-Backed Securities	—	14,903,972	—
Corporate Obligations	—	532,281,816	—
Foreign Government Bonds	—	61,585,626	—
Municipal Bonds	—	6,526,867	—
Residential Mortgage-Backed Securities	—	83,080,858	1,934,714
U.S. Government Agency Obligations	—	27,124,699	—
U.S. Government Mortgage-Backed Obligations	—	14,083,286	—
U.S. Treasury Obligations	—	213,229,714	—
Repurchase Agreements	—	104,100,000	—
Affiliated Money Market Mutual Fund	1,519,253	—	—
Options Written	—	(1,380,306)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures	(1,891,052)	—	—
Foreign Forward Currency Contracts	—	(2,098,014)	—
Interest Rate Swaps	—	(4,503,668)	—
Credit Default Swaps	—	706,915	—

Total	$(371,799)	$1,104,062,827	$1,934,714

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of other liabilities shown as a percentage of net assets as of June 30, 2011 were as follows:

Financial – Bank & Trust	20.1%
U.S. Treasury Obligations	19.0
Financial Services	11.7
Repurchase Agreements	9.3
Residential Mortgage-Backed Securities	7.6
Foreign Government Bonds	5.5
Oil & Gas	2.5
U.S. Government Agency Obligations	2.5
Insurance	2.3
Asset-Backed Securities	2.3
Home Builders	1.8
Certificates of Deposit	1.4
Electric	1.4
Commercial Mortgage-Backed Securities	1.3
U.S. Government Mortgage-Backed Securities	1.3
Telecommunications	1.2
Bank Loans	1.1

Beverages	1.1%
Pipelines	1.0
Savings & Loan	0.9
Food	0.9
Municipal Bonds	0.6
Investment Companies	0.5
Healthcare Services	0.4
Metals & Mining	0.4
Pharmaceuticals	0.4
Media	0.2
Airlines	0.2
Electronic Components & Equipment	0.2
Chemicals	0.2
Automobile Manufacturers	0.1
Affiliated Money Market Mutual Fund	0.1

99.5
Options Written	(0.2)
Other assets in excess of other liabilities	0.7

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk.

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest rate contracts	Due to broker-variation margin	$325,574	*	Due to broker-variation margin	$2,216,626	*
Interest rate contracts	Unrealized appreciation on swap agreements	288,106		Unrealized depreciation on swap agreements	4,791,774
Interest rate contracts	Premiums paid for swap agreements	3,959,174		Premiums received for swap agreements	149,455
Interest rate contracts	—	—		Written options outstanding, at value	1,380,306
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	3,778,366		Unrealized depreciation on foreign currency forward contracts	5,876,381
Credit contracts	Unrealized appreciation on swap agreements	832,492		Unrealized depreciation on swap agreements	125,577
Credit contracts	Premiums paid for swap agreements	516,684		Premiums received for swap agreements	787,526

Total		$9,700,396			$15,327,645

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Forward Currency Contracts	Total

Interest rate contracts	$6,277,854	$386,311	$944,172	$—	$7,608,337
Foreign exchange contracts	—	—	—	808,711	808,711
Credit contracts	—	—	454,354	—	454,354

Total	$6,277,854	$386,311	$1,398,526	$808,711	$8,871,402

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Forward Currency Contracts	Total

Interest rate contracts	$(1,891,052)	$968,605	$(4,534,800)	$—	$(5,457,247)
Foreign exchange contracts	—	—	—	(2,732,788)	(2,732,788)
Credit contracts	—	—	(320,165)	—	(320,165)

Total	$(1,891,052)	$968,605	$(4,854,965)	$(2,732,788)	$(8,510,200)

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Written Options(1)	Futures Contracts – Long Positions(2)	Forward Foreign Currency Exchange Purchase Contracts(3)	Forward Foreign Currency Exchange Sale Contracts(4)	Interest Rate Swap Agreements(5)	Credit Default Swap Agreements – Buy Protection(5)	Credit Default Swap Agreements – Sell Protection(5)

$1,301,277	$439,758,620	$146,196,936	$147,631,079	$202,147,677	$16,200,000	$48,858,333

(1)	Premium Received.

(2)	Value at Trade Date.

(3)	Value at Settlement Date Payable.

(4)	Value at Settlement Date Receivable.

(5)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011

ASSETS:
Investments at value:
Unaffiliated investments (cost $1,126,193,309)	$1,113,272,614
Affiliated investments (cost $1,519,253)	1,519,253
Foreign currency, at value (cost $1,114,690)	1,120,429
Receivable for investments sold	29,173,927
Dividends and interest receivable	5,270,373
Premiums paid for swap agreements	4,475,858
Unrealized appreciation on foreign currency forward contracts	3,778,366
Unrealized appreciation on swap agreements	1,120,598
Receivable for fund share sold	14,416
Prepaid expenses	10,414

Total Assets	1,159,756,248

LIABILITIES:
Payable for investments purchased	13,782,736
Payable for fund share repurchased	6,576,678
Unrealized depreciation on foreign currency forward contracts	5,876,381
Unrealized depreciation on swap agreements	4,917,351
Due to broker	2,490,000
Written options, at value (premiums received $1,828,097)	1,380,306
Due to broker-variation margin	1,016,315
Payable to custodian	946,019
Premiums received for swap agreements	936,981
Advisory fees payable	266,790
Accrued expenses and other liabilities	99,183
Shareholder servicing fees payable	5,596
Affiliated transfer agent fee payable	524

Total Liabilities	38,294,860

NET ASSETS	$1,121,461,388

Net assets were comprised of:
Paid-in capital	$1,118,627,597
Retained earnings	2,833,791

Net assets, June 30, 2011	$1,121,461,388

Net asset value and redemption price per share, $1,121,461,388 / 107,334,931 outstanding shares of beneficial interest	$10.45

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated interest income	$10,434,539
Affiliated dividend income	2,447

10,436,986

EXPENSES
Advisory fees	3,415,302
Shareholder servicing fees and expenses	525,431
Custodian and accounting fees	108,000
Audit fee	25,000
Trustees’ fees	9,000
Insurance expenses	7,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	6,002

Total expenses	4,112,735
Less: shareholder servicing fee waiver	(46,054)

Net expenses	4,066,681

NET INVESTMENT INCOME	6,370,305

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	5,826,461
Futures transactions	6,277,854
Short sale transactions	15,625
Options written transactions	386,311
Swap agreement transactions	1,398,526
Foreign currency transactions	898,531

14,803,308

Net change in unrealized appreciation (depreciation) on:
Investments	1,184,539
Futures	(1,891,052)
Foreign currencies	(2,713,769)
Options written	968,605
Swap agreements	(4,854,965)

(7,306,642)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	7,496,666

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,866,971

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$6,370,305	$10,069,032
Net realized gain on investment and foreign currency transactions	14,803,308	18,460,145
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,306,642)	10,359,856

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	13,866,971	38,889,033

DISTRIBUTIONS	(28,670,144)	(26,069,412)

FUND SHARE TRANSACTIONS:
Fund share sold [24,010,254 and 19,442,316 shares, respectively]	255,036,386	205,790,735
Fund share issued in reinvestment of distributions [2,735,701 and 2,513,926 shares, respectively]	28,670,144	26,069,412
Fund share repurchased [10,937,425 and 29,315,051 shares, respectively]	(115,881,015)	(310,124,156)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	167,825,515	(78,264,009)

TOTAL INCREASE (DECREASE) IN NET ASSETS	153,022,342	(65,444,388)
NET ASSETS:
Beginning of period	968,439,046	1,033,883,434

End of period	$1,121,461,388	$968,439,046

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 78.5%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

ASSET-BACKED SECURITIES — 3.6%
ACE Securities Corp., Series 2006-HE4, Class A2A	Caa3	0.246	%(c)	10/25/36		$545	$163,650
ACE Securities Corp., Series 2006-NC3, Class A2A	B3	0.236	%(c)	12/25/36		208	203,315
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1	Aaa	0.461	%(c)	09/25/34		1,715	1,546,281
Auto ABS Srl, Series 2007-2, Class A (Italy)	Aaa	1.489	%(c)	10/25/20	EUR	22,395	32,130,469
BA Credit Card Trust, Series 2008-A5, Class A5	Aaa	1.387	%(c)	12/16/13		5,400	5,402,433
Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A1	B3	0.266	%(c)	10/25/36		336	324,564
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1	Baa2	0.276	%(c)	06/25/47		1,009	973,683
BNC Mortgage Loan Trust, Series 2007-2, Class A2	Ba2	0.286	%(c)	05/25/37		5,341	4,615,752
Centurion CDO VII Ltd., Series 2004-7A, Class A1A, 144A (Cayman Islands)	Aaa	0.643	%(c)	01/30/16		8,997	8,847,892
Chester Asset Receivables Dealings II, Series 2008-A1, Class A (United Kingdom)	Aaa	2.22	%(c)	01/15/14	EUR	34,200	49,528,452
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 144A	Aaa	2.937	%(c)	08/15/18		34,000	35,742,928
Citibank Omni Master Trust, Series 2009-A8, Class A8, 144A	Aaa	2.287	%(c)	05/16/16		64,760	65,539,471
Commercial Industrial Finance Corp., Series 2006-2A, Class A1L, 144A	Aaa	0.514	%(c)	03/01/21		7,200	6,781,680
Commercial Industrial Finance Corp., Series 2007-1A, Class A1L, 144A	Aaa	0.527	%(c)	05/10/21		14,000	13,108,200
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	A2	0.256	%(c)	06/25/47		120	119,241
Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A1	Ba2	0.286	%(c)	09/25/37		2,247	2,208,297
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1	Baa3	0.266	%(c)	10/25/47		1,854	1,828,609
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	Caa1	0.246	%(c)	11/25/36		464	370,850
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	Ba3	0.556	%(c)	05/25/40		2,607	2,159,163
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	Aaa	0.426	%(c)	06/25/32		1,988	1,963,491
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3	Aaa	0.236	%(c)	11/25/36		223	222,147
First NLC Trust, Series 2007-1, Class A1, 144A	Caa2	0.256	%(c)	08/25/37		6,692	3,640,458
Fremont Home Loan Trust, Series 2006-E, Class 2A1	Caa2	0.246	%(c)	01/25/37		318	300,500
Galaxy CLO Ltd., Series 2005-4A, Class A1VB, 144A (Cayman Islands)	AA+(d)	0.556	%(c)	04/17/17		15,285	14,892,567
Galaxy CLO Ltd., Series 2007-8A, Class A, 144A (Cayman Islands)	Aa2	0.514	%(c)	04/25/19		17,754	16,910,937
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	Ca	0.226	%(c)	08/25/36		70	23,357
Hillmark Funding, Series 2006-1A, Class A1, 144A (Cayman Islands)	Aa1	0.509	%(c)	05/21/21		30,400	28,564,053
Household Home Equity Loan Trust, Series 2005-1, Class A	Aaa	0.476	%(c)	01/20/34		5,311	4,757,718
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A1	Caa2	0.236	%(c)	12/25/36		44	43,327
JPMorgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV2	Ba1	0.236	%(c)	10/25/36		2,665	2,609,364
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2	Ba2	0.266	%(c)	03/25/37		1,434	1,352,124
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1	Caa1	0.246	%(c)	03/25/47		2,278	1,907,849
Lehman XS Trust, Series 2006-14N, Class 1A2	Ca	0.426	%(c)	09/25/46		599	68,696
Lehman XS Trust, Series 2006-16N, Class A4B	C	0.426	%(c)	11/25/46		656	153,865
Lehman XS Trust, Series 2006-GP2, Class 3A2	C	0.416	%(c)	06/25/46		264	18,720
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.746	%(c)	10/25/34		127	102,766

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

ASSET-BACKED SECURITIES (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A	NR	3.00%		04/20/17	EUR	4,120	$5,963,227
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A1	Ba1	0.266	%(c)	05/25/37		$1,030	984,923
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	Caa2	0.236	%(c)	11/25/36		10	3,288
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	Caa3	5.726%		10/25/36		542	298,404
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A3	Ca	0.546	%(c)	04/25/37		1,351	583,041
Octagon Investment Partners VII Ltd., Series 2004-7A, Class A1L, 144A (Cayman Islands)	Aaa	0.613	%(c)	12/02/16		9,339	9,120,546
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class MII1	A3	1.281	%(c)	12/25/33		5,374	3,933,443
Residential Asset Securities Corp., Series 2007-KS2, Class AI1	Baa2	0.256	%(c)	02/25/37		334	331,874
Residential Asset Securities Corp., Series 2007-KS3, Class AI1	Ba2	0.296	%(c)	04/25/37		797	786,578
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	Ca	0.246	%(c)	12/25/36		171	54,432
SLM Student Loan Trust, Series 2006-6, Class A1	Aaa	0.264	%(c)	10/25/18		1,318	1,317,650
SLM Student Loan Trust, Series 2009-B, Class A1, 144A	AAA(d)	6.187	%(c)	07/15/42		12,646	12,039,498
SLM Student Loan Trust, Series 2009-C, Class A, 144A	AAA(d)	4.50	%(c)	11/16/43		6,862	6,612,208
SLM Student Loan Trust, Series 2009-CT, Class 1A, 144A	Aaa	2.35	%(c)	04/15/39		4,150	4,160,746
SLM Student Loan Trust, Series 2010-C, Class A2, 144A	Aaa	2.837	%(c)	12/16/19		2,200	2,249,666
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A	Caa3	0.246	%(c)	11/25/36		265	83,067
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	Baa2	0.266	%(c)	06/25/37		2,538	2,138,460
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aa1	0.986	%(c)	10/25/37		164	163,055
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	0.236	%(c)	10/25/36		347	345,654
Wind River CLO Ltd., Series 2004-1A, Class A1, 144A (Cayman Islands)	A1	0.577	%(c)	12/19/16		30,000	29,062,406

TOTAL ASSET-BACKED SECURITIES (cost $395,498,707)							389,359,035

BANK LOANS(c) — 0.4%
CIT Group, Inc., Term Loan 3	Ba3	6.25%		08/11/15		549	551,821
CIT Group, Inc., Term Loan 3	Ba3	6.25%		08/11/15		71	71,828
CIT Group, Inc., Term Loan 3	Ba3	6.25%		08/11/15		130	130,799
CIT Group, Inc., Term Loan 3	Ba3	6.25%		08/11/15		130	130,799
CIT Group, Inc., Term Loan 3	Ba3	6.25%		08/11/15		143	143,655
CIT Group, Inc., Term Loan 3	Ba3	6.25%		08/11/15		180	180,596
CIT Group, Inc., Term Loan 3	Ba3	6.25%		08/11/15		213	214,408
CIT Group, Inc., Term Loan 3	Ba3	6.25%		08/11/15		233	234,475
CIT Group, Inc., Term Loan 3	Ba3	6.25%		08/11/15		546	548,845
Ford Motor Corp., Term Loan B1	Baa3	2.94%		12/15/13		3,050	3,045,706
Georgia-Pacific LLC, Term Loan B2	Baa2	Zero		12/31/12		4,000	3,994,168
HCA, Inc., Term Loan A	Ba2	1.496%		05/02/16		3,000	2,955,000
Petroleum Export, Term B	NR	3.81%		12/07/12		7,898	7,825,639
RH Donnelley, Term Loan D3	B1	9.00%		10/24/14		1,079	735,032
RH Donnelley, Term Loan D3	B1	9.00%		10/24/14		291	198,274
RH Donnelley, Term Loan D3	B1	9.00%		10/24/14		1,057	720,000
Springleaf Financial Corp.	B2	5.50%		05/28/17		26,000	25,452,908

TOTAL BANK LOANS (cost $47,783,470)							47,133,953

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A	NR	1.937	%(c)	11/15/15		$17,653	$16,377,678
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4	AAA(d)	5.201%		12/11/38		24,597	26,474,949
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4	Aaa	5.331%		02/11/44		400	422,485
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4	AAA(d)	5.471	%(c)	01/12/45		1,100	1,211,141
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4	Aaa	5.306%		12/10/46		3,300	3,533,808
Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class A2, 144A	Aa2	0.357	%(c)	10/15/21		7,516	7,087,003
European Loan Conduit, Series 25X, Class A (Ireland)	Aa3	1.57	%(c)	05/15/19	EUR	1,174	1,554,941
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4	Aaa	4.799	%(c)	08/10/42		200	213,665
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	Aaa	5.224	%(c)	04/10/37		39,278	42,173,531
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	Aaa	5.444%		03/10/39		800	858,157
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A3A	Aaa	4.678%		07/15/42		878	903,698
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4	Aaa	5.882	%(c)	02/15/51		1,100	1,196,029
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.42%		01/15/49		600	643,320
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3, 144A	AAA(d)	4.07%		11/15/43		13,800	13,344,236
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	A(d)	5.866	%(c)	09/15/45		20,000	21,747,098
Merrill Lynch Floating Trust, Series 2006-1, Class A1, 144A	Aaa	0.257	%(c)	06/15/22		201	197,647
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.728	%(c)	07/09/21		13,897	13,350,922
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	Aaa	5.485	%(c)	03/12/51		2,300	2,442,882
Morgan Stanley Capital I, Series 2007-IQ13, Class A4	A-(d)	5.364%		03/15/44		14,100	14,960,908
Morgan Stanley Capital I, Series 2007-IQ16, Class A4	A+(d)	5.809%		12/12/49		200	219,459
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 144A	Aaa	5.992	%(c)	08/12/45		900	984,916

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $158,602,941)							169,898,473

CONVERTIBLE BOND — 0.4%
Oil & Gas
Transocean, Inc., Gtd. Notes (Cayman Islands) (cost $41,148,364)	Baa3	1.50%		12/15/37		44,200	44,144,750

CORPORATE BONDS — 33.9%
Agriculture
Altria Group, Inc., Gtd. Notes	Baa1	9.25%		08/06/19		600	782,368
Altria Group, Inc., Gtd. Notes	Baa1	9.70%		11/10/18		1,100	1,445,533

							2,227,901

Airlines
UAL 1991 Pass-Through Trust AB, Pass-Through Certificates(g)(i)	NR	10.02%		03/22/14		531	215,249

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	0.824	%(c)	01/27/14	$49,300	$49,476,889
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	4.125%		01/15/15	24,100	25,918,658
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	5.375%		01/15/20	24,100	26,548,512

						101,944,059

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	A3	6.15%		06/01/18	24,800	28,735,611

Chemicals — 0.3%
Braskem Finance Ltd., Gtd. Notes (Cayman Islands)	Baa3	5.75%		04/15/21	3,300	3,320,790
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.85%		08/15/12	28,700	29,975,859
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.00%		10/01/12	2,800	2,968,862

						36,265,511

Computer Services & Software — 0.4%
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	0.534	%(c)	05/24/13	43,500	43,598,615

Diversified
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.25%		12/06/17	3,800	4,209,731

Diversified Financial Services — 0.3%
Banque PSA Finance, Sr. Unsec’d. Notes, 144A (France)	Baa1	2.203	%(c)	04/04/14	14,700	14,672,643
Gazprom OAO Via White Nights Finance BV, Sec’d. Notes (Netherlands)	Baa1	10.50%		03/25/14	500	597,600
Gazprom Via White Nights Finance BV, Sec’d. Notes (Netherlands)	Baa1	10.50%		03/08/14	6,500	7,766,200
Odebrecht Drilling Norbe VIII/IX Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)	Baa3	6.35%		06/30/21	2,900	3,059,500
Vnesheconombank Via VEB Finance Ltd., Bank Gtd. Notes, 144A (Ireland)	Baa1	5.45%		11/22/17	3,100	3,139,513

						29,235,456

Electric — 0.2%
Ameren Illinois Co., Sr. Sec’d. Notes	Baa1	6.25%		04/01/18	14,300	15,951,757

Financial – Bank & Trust — 11.6%
Abbey National Treasury Services PLC, Bank Gtd. Notes (United Kingdom)	AA(d)	1.60	%(c)	06/10/13	56,100	56,100,393
American Express Bank FSB, Sr. Unsec’d. Notes	A2	0.316	%(c)	05/29/12	15,000	14,965,005
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.50%		04/16/13	5,100	5,455,960
American Express Bank FSB, Sr. Unsec’d. Notes	A2	6.00%		09/13/17	500	564,008
American Express Centurion Bank, Notes	A2	6.00%		09/13/17	500	564,008
American Express Co., Sr. Unsec’d. Notes	A3	4.875%		07/15/13	5,900	6,273,122
American Express Co., Sr. Unsec’d. Notes	A3	6.15%		08/28/17	3,700	4,216,398
American Express Co., Sr. Unsec’d. Notes	A3	7.25%		05/20/14	10,000	11,436,880
ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand)	Aa3	6.20%		07/19/13	11,500	12,532,470
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, 144A (Australia)	Aa2	2.125%		01/10/14	16,000	16,131,024
Banco Santander Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil)	Baa1	4.25%		01/14/16	10,000	10,025,000
Banco Santander Brazil SA, Sr. Unsec’d. Notes, 144A (Brazil)(g)	NR	Zero		07/13/11	36,400	36,389,080
Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile)	Aa3	1.524	%(c)	04/20/12	14,300	14,311,826
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.00%		09/01/17	2,000	2,152,086
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.50%		08/01/16	28,700	32,007,790
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	1.693	%(c)	01/30/14	37,300	37,385,939

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Financial – Bank & Trust (cont’d.)
Bank of America Corp., Sub. Notes	A3	0.591	%(c)	08/15/16		$1,900	$1,766,958
Bank of America NA, Sub. Notes	A1	6.00%		10/15/36		1,900	1,830,726
Bank of China Hong Kong Ltd., Sub. Notes, 144A (Hong Kong)	A1	5.55%		02/11/20		2,900	2,917,923
Bank of Montreal, Covered Bonds, 144A (Canada)	Aaa	2.85%		06/09/15		5,400	5,594,854
Bank of Nova Scotia, Covered Bonds, 144A (Canada)	Aaa	1.65%		10/29/15		6,300	6,188,305
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	2.375%		01/13/14		6,000	6,071,256
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	5.00%		09/22/16		31,200	33,246,720
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	5.45%		09/12/12		63,200	66,587,836
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)	Baa1	10.179%		06/12/21		11,760	14,754,919
BBVA Bancomer SA, Sr. Unsec’d. Notes, 144A (Mexico)	A1	4.50%		03/10/16		4,000	4,070,000
BBVA Bancomer SA, Sub. Notes, 144A (Mexico)	A2	6.50%		03/10/21		8,000	8,160,000
BNP Paribas, Bank Gtd. Notes (France)	Aa2	1.19	%(c)	01/10/14		26,300	26,105,748
BPCE SA, Jr. Sub. Notes (France)	Baa3	9.00	%(c)	03/29/49	EUR	1,000	1,479,161
BPCE SA, Sr. Unsec’d. Notes, 144A (France)	Aa3	2.375%		10/04/13		2,500	2,501,719
China Development Bank Corp., Sr. Unsec’d. Notes (China)	Aa3	5.00%		10/15/15		100	109,575
Cie de Financement Foncier, Covered Bonds, 144A (France)	Aaa	2.125%		04/22/13		4,000	4,059,656
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Certificates of Deposit (Netherlands)	Aaa	0.281	%(c)	04/24/12		25,000	24,991,050
Credit Agricole Home Loan SFH, Covered Bonds, 144A (France)	Aaa	1.024	%(c)	07/21/14		37,800	37,816,889
Credit Agricole SA, Jr. Sub. Notes (France)	A3	7.589	%(c)	01/29/49	GBP	600	885,965
Credit Agricole SA, Jr. Sub. Notes, 144A (France)	A3	8.375	%(c)	10/29/49		44,500	46,502,500
Credit Agricole SA, Jr. Sub. Notes, MTN (France)	A3	5.136	%(c)	12/29/49	GBP	2,400	3,177,813
Credit Suisse, Sr. Unsec’d. Notes (Switzerland)	Aa1	2.20%		01/14/14		5,800	5,875,603
Danske Bank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark)	Aaa	2.50%		05/10/12		6,100	6,186,833
Danske Bank A/S, Sr. Unsec’d. Notes, 144A (Denmark)	A2	1.331	%(c)	04/14/14		25,000	25,000,225
DBS Bank Ltd., Sub. Notes, 144A (Singapore)	Aa2	0.481	%(c)	05/16/17		1,000	985,000
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa3	6.00%		09/01/17		15,900	17,740,330
Deutsche Bank AG, Sr. Unsec’d. Notes, MTN (Germany)	Aa3	4.875%		05/20/13		1,000	1,062,349
Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, 144A (France)	Aa1	0.753	%(c)	04/29/14		26,900	26,795,816
Export-Import Bank of China, Unsec’d. Notes, 144A (China) .	Aa3	4.875%		07/21/15		600	654,040
Export-Import Bank of Korea, Sr. Unsec’d. Notes (South Korea)(g)	A(d)	1.05%		03/03/12	SGD	18,900	15,367,733
Export-Import Bank of Korea, Sr. Unsec’d. Notes (South Korea)	A1	4.00%		01/29/21		2,800	2,577,473
Export-Import Bank of Korea, Sr. Unsec’d. Notes (South Korea)	A1	5.125%		06/29/20		4,200	4,250,291
Fifth Third Bancorp, Sub. Notes	Baa2	8.25%		03/01/38		4,200	5,021,789
HSBC Bank PLC, Sr. Unsec’d. Notes, 144A (United Kingdom)	Aa2	2.00%		01/19/14		6,100	6,132,922
HSBC Holdings PLC, Sub. Notes (United Kingdom)	A1	6.50%		05/02/36		5,100	5,246,737
HSBC Holdings PLC, Sub. Notes (United Kingdom)	A1	6.50%		09/15/37		3,700	3,818,522
ING Bank NV, Sr. Unsec’d. Notes, 144A (Netherlands)	Aa3	1.046	%(c)	03/30/12		70,000	70,271,530
Intesa Sanpaolo SpA, Notes, 144A (Italy)	Aa3	2.658	%(c)	02/24/14		14,400	14,364,749
Itau Unibanco Holding SA, Sub. Notes, 144A (Brazil)	Baa1	6.20%		04/15/20		29,600	30,149,408
LeasePlan Corp. NV, Gov’t. Liquid Gtd. Notes, MTN (Netherlands)	Aaa	3.125%		02/10/12	EUR	9,000	13,152,897
Lloyds TSB Bank PLC, Bank Gtd. Notes (United Kingdom)	Aa3	4.875%		01/21/16		7,400	7,568,505
Lloyds TSB Bank PLC, Bank Gtd. Notes, 144A, MTN (United Kingdom)	Aa3	5.80%		01/13/20		30,200	30,243,730
Lloyds TSB Bank PLC, Jr. Sub. Notes, 144A (United Kingdom)	Ba1	12.00	%(c)	12/29/49		45,600	49,200,819
Lloyds TSB Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	2.624	%(c)	01/24/14		4,000	4,055,636
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A (Australia)	Aa2	1.01	%(c)	04/11/14		56,200	56,153,733
Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	2.125%		01/14/14		2,800	2,819,575

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Financial – Bank & Trust (cont’d.)
Nordea Eiendomskreditt A/S, Covered Bonds, 144A (Norway)	Aaa	0.714	%(c)	04/07/14		$15,400	$15,404,251
Northern Rock Asset Management PLC, Covered Bonds, 144A (United Kingdom)(g)	Aaa	5.625%		06/22/17		42,000	44,193,702
Rabobank Nederland NV, Sr. Unsec’d. Notes (Netherlands)	NR	6.875%		03/19/20	EUR	10,000	14,503,031
RBS Capital Trust I, Bank Gtd. Notes	B3	4.709%		12/29/49		3,200	2,352,000
RCI Banque SA, Sr. Unsec’d. Notes, 144A (France)	Baa2	2.155	%(c)	04/11/14		10,200	10,219,237
Resona Bank Ltd., Jr. Sub. Notes, 144A (Japan)	A3	5.85	%(c)	09/29/49		900	898,167
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	B3	7.64	%(c)	03/29/49		10,200	7,930,500
Royal Bank of Scotland PLC (The), Bank Gtd. Notes (United Kingdom)	Aa3	3.95%		09/21/15		8,200	8,238,499
Royal Bank of Scotland PLC (The), Bank Gtd. Notes, 144A (United Kingdom)	Aa3	4.875%		08/25/14		1,300	1,352,994
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	2.625%		05/11/12		2,700	2,750,987
Royal Bank of Scotland PLC (The), Sub. Notes (United Kingdom) (original cost $15,164,208; purchased 03/07/11)(f)(g)	Baa3	2.011	%(c)	03/30/15	CAD	17,300	15,771,171
Santander Finance Preferred SA Unipersonal, Ltd. Gtd. Notes (Spain)	Baa2	11.30	%(c)	07/29/49	GBP	2,400	4,073,379
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain)	Aa2	1.046	%(c)	03/30/12		52,100	52,104,272
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain)	Aa2	2.991%		10/07/13		25,200	25,140,052
Societe Financement de l’Economie Francaise, Gov’t. Liquid Gtd. Notes, 144A (France)	Aaa	0.476	%(c)	07/16/12		11,000	11,011,220
Societe Financement de l’Economie Francaise, Gov’t. Liquid Gtd. Notes, MTN (France)	Aaa	2.125%		05/20/12	EUR	2,500	3,641,873
State Bank of India, Sr. Unsec’d. Notes, 144A (India)	Baa2	4.50%		07/27/15		7,000	7,199,224
State Street Capital Trust IV, Ltd. Gtd. Notes	A3	1.247	%(c)	06/01/77		1,100	890,571
Sumitomo Mitsui Banking Corp., Sr. Unsec’d. Notes, 144A (Japan)	Aa2	1.95%		01/14/14		7,000	7,053,389
Turkiye Garanti Bankasi A/S, Sr. Unsec’d. Notes, 144A (Turkey)(g)	Ba1	2.774	%(c)	04/20/16		3,800	3,771,500
Wachovia Corp., Sr. Unsec’d. Notes	A1	0.408	%(c)	10/15/11		300	300,156
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	0.463	%(c)	08/01/13		1,100	1,094,532
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	5.50%		05/01/13		900	967,817
Wachovia Corp., Sub. Notes	A2	0.613	%(c)	10/28/15		1,000	950,046
Wells Fargo Capital XV, Ltd. Gtd. Notes	A-(d)	9.75	%(c)	09/29/49		5,000	5,275,000
Westpac Banking Corp., Gov’t. Liquid Gtd. Notes, 144A (Australia)	Aaa	0.756	%(c)	07/16/14		6,000	6,023,874
Westpac Banking Corp., Gov’t. Liquid Gtd. Notes, 144A (Australia)	Aaa	3.585%		08/14/14		5,900	6,282,963
Westpac Banking Corp., Notes, 144A (Australia)	Aa2	0.976	%(c)	03/31/14		28,600	28,630,859

							1,252,052,073

Financial Services — 11.8%
AK Transneft OJSC Via TransCapitalInvest Ltd., Gtd. Notes (Ireland)	Baa1	8.70%		08/07/18		2,200	2,703,250
AK Transneft OJSC Via TransCapitalInvest Ltd., Sec’d. Notes (Ireland)	Baa1	7.70%		08/07/13		1,100	1,221,086
AK Transneft OJSC Via TransCapitalInvest Ltd., Sr. Unsec’d. Notes, 144A (Ireland)	Baa1	8.70%		08/07/18		2,300	2,826,125
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	A1	5.375%		04/30/13		6,500	7,005,070
Ally Financial, Inc., Gtd. Notes	B1	3.466	%(c)	02/11/14		4,400	4,323,629
Ally Financial, Inc., Gtd. Notes	B1	3.647	%(c)	06/20/14		11,100	10,852,148
Ally Financial, Inc., Gtd. Notes	B1	4.50%		02/11/14		11,100	11,100,000
Ally Financial, Inc., Gtd. Notes	B1	6.00%		12/15/11		7,300	7,391,250

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Financial Services (cont’d.)
Ally Financial, Inc., Gtd. Notes	B1	6.875%		09/15/11		$15,725	$15,842,938
Ally Financial, Inc., Gtd. Notes	B1	6.875%		08/28/12		6,400	6,608,000
Ally Financial, Inc., Gtd. Notes	B1	7.00%		02/01/12		22,505	22,932,595
Ally Financial, Inc., Gtd. Notes	B1	7.50%		09/15/20		8,100	8,464,500
Ally Financial, Inc., Gtd. Notes	B1	8.30%		02/12/15		15,400	17,209,500
Ally Financial, Inc., Sr. Unsec’d. Notes	B1	6.75%		12/01/14		7,500	7,860,180
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%		05/02/13		10,500	11,303,681
American Express Travel Related Services Co., Inc., Sr. Unsec’d. Notes, 144A	A2	5.25%		11/21/11		22,100	22,484,407
BA Covered Bond Issuer, Covered Bonds, 144A(g)	Aa2	5.50%		06/14/12		10,250	10,635,810
Bank One Capital III, Ltd. Gtd. Notes	A2	8.75%		09/01/30		1,100	1,394,481
C8 Capital SPV Ltd., Sr. Sec’d. Notes, 144A (British Virgin Islands)	B-(d)	6.64	%(c)	12/29/49		22,600	16,724,000
CIT Group, Inc., Sec’d. Notes	B2	7.00%		05/01/14		567	574,553
CIT Group, Inc., Sec’d. Notes	B2	7.00%		05/01/15		1,518	1,519,448
CIT Group, Inc., Sec’d. Notes	B2	7.00%		05/01/16		529	527,268
CIT Group, Inc., Sec’d. Notes	B2	7.00%		05/01/17		741	739,101
CIT Group, Inc., Sec’d. Notes, 144A	B2	5.25%		04/01/14		2,700	2,686,500
Citigroup Capital XXI, Gtd. Notes	Ba1	8.30	%(c)	12/21/77		48,185	49,269,163
Citigroup, Inc., Sr. Notes	A3	1.733	%(c)	01/13/14		11,600	11,674,716
Citigroup, Inc., Sr. Sub. Notes	Baa1	0.522	%(c)	06/09/16		14,300	13,144,031
Citigroup, Inc., Sr. Unsec’d. Notes	A3	1.111	%(c)	02/15/13		9,200	9,164,092
Citigroup, Inc., Sr. Unsec’d. Notes	A3	2.262	%(c)	08/13/13		7,200	7,334,791
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.30%		10/17/12		2,400	2,518,800
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		08/27/12		5,900	6,184,297
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		04/11/13		31,900	33,867,464
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		10/15/14		32,000	34,799,456
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.85%		07/02/13		1,600	1,714,814
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.00%		08/15/17		3,700	4,051,818
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%		07/15/39		7,200	9,009,850
Citigroup, Inc., Sub. Notes	Baa1	5.625%		08/27/12		4,500	4,701,114
Citigroup, Inc., Sub. Notes	Baa1	6.125%		08/25/36		2,100	2,018,211
Citigroup, Inc., Unsec’d. Notes	A3	8.50%		05/22/19		4,500	5,578,448
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.80%		06/07/12		2,320	2,420,036
Enel Finance International SA, Gtd. Notes, 144A (Luxembourg)	A2	6.80%		09/15/37		12,800	12,539,443
FCE Bank PLC, Sr. Unsec’d. Notes, MTN (United Kingdom)	Ba2	7.125%		01/16/12	EUR	5,600	8,254,880
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	5.625%		09/15/15		10,400	10,765,966
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.00%		04/15/15		2,000	2,160,318
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.25%		10/25/11		200	203,001
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.50%		08/01/12		21,200	22,183,765
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.80%		06/01/12		15,100	15,791,293
General Electric Capital Corp., Sub. Notes	Aa3	6.375	%(c)	11/15/67		33,100	33,927,500
General Electric Capital Corp., Sub. Notes, 144A	Aa3	5.50	%(c)	09/15/67	EUR	33,000	44,505,351
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	1.268	%(c)	02/07/14		11,600	11,503,755
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	1.784	%(c)	05/23/16	EUR	5,400	7,405,536
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.75%		10/01/16		6,000	6,530,502
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.95%		01/18/18		21,700	23,389,844
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.15%		04/01/18		7,200	7,836,070
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.25%		09/01/17		23,700	26,150,722
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	1.711	%(c)	01/30/17	EUR	3,050	4,130,052
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	6.375%		05/02/18	EUR	600	931,865
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%		01/15/17		2,100	2,223,140
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.75%		09/01/16		5,400	5,751,000
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	1.795	%(c)	08/15/11	EUR	30,550	44,053,394
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.35%		03/01/12		8,186	8,288,325
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.75%		05/15/16		2,500	2,461,793
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.30%		05/01/12		12,500	12,687,500

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Financial Services (cont’d.)
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.40%		02/15/12		$8,900	$9,011,250
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.625%		09/20/13		5,200	5,278,000
JPMorgan Chase & Co., Jr. Sub. Notes	Baa1	7.90	%(c)	04/29/49		8,400	9,022,356
JPMorgan Chase & Co., Notes	Aa3	0.996	%(c)	09/30/13		2,200	2,214,953
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.25%		10/15/20		3,800	3,717,673
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.00%		01/15/18		5,500	6,116,847
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	Aa3	1.776	%(c)	09/26/13	EUR	1,100	1,579,581
JPMorgan Chase Bank NA, Sub. Notes	Aa2	6.00%		10/01/17		11,800	13,113,010
JPMorgan Chase Capital XX, Ltd. Gtd. Notes	A2	6.55%		09/15/66		1,000	1,002,456
LBG Capital No.1 PLC, Bank Gtd. Notes (United Kingdom)	BB(d)	7.869%		08/25/20	GBP	7,850	11,465,256
LBG Capital No.1 PLC, Bank Gtd. Notes, 144A (United Kingdom)	B+(d)	8.50%		12/14/49		700	660,396
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.52%		12/31/11		16,490	4,246,175
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.851%		12/15/24		2,300	592,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.878%		04/03/19		2,300	592,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.907	%(c)	11/16/24		14,300	3,682,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.951	%(c)	05/25/20		5,800	1,493,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.005	%(c)	07/18/11		3,900	1,004,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.053	%(c)	11/10/24		3,500	901,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.625%		01/24/13		6,200	1,643,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.20%		09/26/14		2,600	692,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.875%		05/02/18		3,300	886,875
Merrill Lynch & Co., Inc., Notes, MTN	A2	0.482	%(c)	06/05/12		7,500	7,485,795
Merrill Lynch & Co., Inc., Notes, MTN	A2	0.738	%(c)	01/15/15		10,000	9,559,040
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	5.45%		02/05/13		5,600	5,940,435
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	1.004	%(c)	02/21/12	GBP	3,000	4,790,240
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	1.621	%(c)	01/31/14	EUR	3,700	5,240,357
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	1.73	%(c)	05/30/14	EUR	11,600	16,283,669
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	1.734	%(c)	08/25/14	EUR	5,100	7,151,900
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.05%		08/15/12		3,600	3,789,760
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.875%		04/25/18		7,600	8,408,777
Merrill Lynch & Co., Inc., Sr. Unsub. Notes, MTN	A2	1.699	%(c)	08/09/13	EUR	12,400	17,643,108
Morgan Stanley, Sr. Unsec’d. Notes	A2	1.253	%(c)	04/29/13		20,000	19,963,680
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	1.711	%(c)	04/13/16	EUR	200	270,953
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	1.752	%(c)	01/16/17	EUR	100	134,091
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	1.76	%(c)	03/01/13	EUR	6,100	8,734,576
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A(d)	1.785	%(c)	05/02/14	EUR	11,600	16,388,352
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	2.761	%(c)	05/14/13		9,200	9,445,824
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.95%		12/28/17		3,000	3,225,141
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.25%		08/28/17		20,900	22,601,908
MUFG Capital Finance 5 Ltd., Jr. Sub. Notes (Cayman Islands)	Ba1	6.299	%(c)	01/29/49	GBP	900	1,386,682
SLM Corp., Sr. Notes, MTN	Ba1	6.25%		01/25/16		2,300	2,386,250
SLM Corp., Sr. Unsec’d. Notes	Ba1	0.574	%(c)	01/27/14		10,000	9,483,040
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	0.504	%(c)	10/25/11		7,500	7,462,755
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	1.801	%(c)	06/17/13	EUR	7,900	10,970,080
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	3.125%		09/17/12	EUR	6,500	9,288,492
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	4.875%		12/17/12	GBP	2,400	3,814,092
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.125%		08/27/12		1,600	1,641,728
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.375%		01/15/13		7,555	7,764,379
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.45%		06/15/18		10,000	10,976,130
Societe Generale, Jr. Sub. Notes (France)	Baa2	7.756	%(c)	05/29/49	EUR	600	859,219
Societe Generale, Jr. Sub. Notes (France)	Baa2	9.375	%(c)	09/29/49	EUR	2,000	3,088,837
Societe Generale, Jr. Sub. Notes, 144A (France)	Baa2	5.922	%(c)	04/29/49		18,300	15,829,500
Springleaf Finance Corp., Sr. Unsec’d. Notes	B(d)	4.125%		11/29/13	EUR	12,000	16,204,925
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	0.497	%(c)	12/15/11		8,000	7,897,120
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	5.375%		10/01/12		50,000	49,750,000
SSIF Nevada LP, Bank Gtd. Notes, 144A	Aa1	0.981	%(c)	04/14/14		88,300	88,300,530

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Financial Services (cont’d.)
Svenska Handelsbanken AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	1.249	%(c)	09/14/12		$34,000	$34,318,478
Sydney Airport Finance Co. Pty Ltd., Sr. Sec’d. Notes, 144A (Australia)	Baa2	5.125%		02/22/21		1,500	1,513,174
Temasek Financial I Ltd., Gtd. Notes, 144A (Singapore)	Aaa	4.30%		10/25/19		5,300	5,502,966
TNK-BP Finance SA, Gtd. Notes (Luxembourg)	Baa2	7.875%		03/13/18		5,000	5,737,500
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	6.125%		03/20/12		1,500	1,546,950
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	0.403	%(c)	10/04/11		2,000	2,000,642
UBS AG, Sr. Unsec’d. Notes (Switzerland)	Aa3	1.273	%(c)	01/28/14		2,000	2,008,620
UBS AG, Sr. Unsec’d. Notes (Switzerland)	Aa3	5.75%		04/25/18		5,100	5,529,308
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa3	1.359	%(c)	02/23/12		9,000	9,056,808
UBS Preferred Funding Trust V, Jr. Sub. Notes	Baa3	6.243	%(c)	05/29/49		8,100	7,938,000
UFJ Finance Aruba AEC, Bank Gtd. Notes (Aruba)	Aa3	6.75%		07/15/13		400	439,520
ZFS Finance USA Trust IV, Jr. Sub. Notes, 144A	A3	5.875	%(c)	05/09/62		934	942,836

							1,275,667,631

Healthcare Services — 0.5%
HCA, Inc., Sec’d. Notes	B2	9.25%		11/15/16		47,760	50,685,300

Holding Companies – Diversified
Noble Group Ltd., Sr. Unsec’d. Notes, 144A (Bermuda)	Baa3	4.875%		08/05/15		2,500	2,593,750

Hotels & Motels — 0.1%
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa2	5.75%		08/15/15		6,900	7,254,729

Insurance — 2.2%
American International Group, Inc., Jr. Sub. Debs	Baa2	8.175	%(c)	05/15/68		13,600	14,859,360
American International Group, Inc., Jr. Sub. Notes	Baa2	6.25%		03/15/87		5,500	5,005,000
American International Group, Inc., Jr. Sub. Notes	Baa2	8.625	%(c)	05/22/68	GBP	16,700	27,606,850
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	0.386	%(c)	10/18/11		900	895,653
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.05%		10/01/15		800	835,016
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.375%		10/18/11		5,020	5,070,200
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.25%		08/15/18		6,200	7,121,487
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	0.347	%(c)	03/20/12		11,000	10,932,834
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	4.00%		09/20/11	EUR	6,600	9,582,615
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A-(d)	4.95%		03/20/12		11,600	11,808,800
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.85%		01/16/18		3,400	3,557,678
Dai-Ichi Life Insurance Co Ltd. (The), Sub. Notes, 144A (Japan)	A3	7.25	%(c)	12/29/49		7,600	7,653,548
Hartford Financial Services Group, Inc., Jr. Sub. Debs.	Ba1	8.125	%(c)	06/15/68		3,800	4,094,500
MetLife Institutional Funding II, Sec’d. Notes, 144A	Aa3	1.201	%(c)	04/04/14		50,600	50,709,448
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa3	0.683	%(c)	07/13/11		48,600	48,604,811
Monumental Global Funding Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)	A1	5.50%		04/22/13		4,500	4,824,473
Pacific LifeCorp, Sr. Notes, 144A	Baa1	6.00%		02/10/20		2,900	3,109,728
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.30%		04/24/13		6,300	6,775,077
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.55%		04/27/15		9,100	10,096,095

							233,143,173

Machinery & Equipment — 0.3%
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	0.425	%(c)	05/21/13		34,900	34,939,612

Media
Comcast Corp., Gtd. Notes	Baa1	6.45%		03/15/37		1,600	1,711,288

Medical Supplies & Equipment
AstraZeneca PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	5.90%		09/15/17		2,700	3,146,445

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Metals & Mining — 0.3%
Alcoa, Inc., Sr. Unsec’d. Notes	Baa3	6.15%		08/15/20		$3,700	$3,919,721
Codelco, Inc., Sr. Unsec’d. Notes, 144A (Chile)	A1	6.15%		10/24/36		700	759,775
Codelco, Inc., Sr. Unsec’d. Notes, 144A (Chile)	A1	7.50%		01/15/19		4,600	5,535,111
CSN Resources SA, Gtd. Notes, 144A (Luxembourg)	Ba1	6.50%		07/21/20		4,300	4,568,750
Gerdau Holdings, Inc., Gtd. Notes, 144A	BBB-(d)	7.00%		01/20/20		14,200	15,762,000
Gerdau Trade, Inc., Gtd. Notes, 144A (British Virgin Islands)	BBB-(d)	5.75%		01/30/21		2,500	2,540,625
Vale Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa2	6.25%		01/23/17		1,200	1,357,495
Vale Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa2	6.875%		11/21/36		1,200	1,302,943

							35,746,420

Oil & Gas — 1.6%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	1.183	%(c)	06/02/14		9,700	9,738,984
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.875%		06/15/12		9,400	9,894,722
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.75%		01/15/32		4,200	4,885,743
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.80%		08/01/31		850	991,997
ENN Energy Holdings Ltd., Sr. Unsec’d. Notes, 144A (Cayman Islands)	Baa3	6.00%		05/13/21		1,700	1,670,362
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes (Luxembourg)	Baa1	9.25%		04/23/19		17,700	22,102,875
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa1	6.212%		11/22/16		1,100	1,188,000
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa1	7.343%		04/11/13		1,900	2,071,000
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa1	8.146%		04/11/18		7,200	8,469,000
Gazprom OAO Via Gazprom International SA, Gtd. Notes (Luxembourg)	BBB+(d)	7.201%		02/01/20		621	681,569
Gazprom OAO Via RBS AG, Unsec’d. Notes (Germany)	Baa1	9.625%		03/01/13		400	447,200
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	Ba2	6.514%		12/15/12		6,700	7,045,673
Novatek Finance Ltd., Sr. Unsec’d. Notes, 144A (Ireland)	Baa3	5.326%		02/03/16		3,100	3,193,000
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	A3	5.375%		01/27/21		27,100	27,826,524
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	A3	7.875%		03/15/19		4,800	5,812,387
Petroleos Mexicanos, Gtd. Notes (Mexico)	Baa1	5.50%		01/21/21		20,400	21,389,400
Petroleos Mexicanos, Gtd. Notes (Mexico)	Baa1	6.00%		03/05/20		12,500	13,718,750
Ras Laffan Liquefied Natural Gas Co. Ltd. II, Sr. Sec’d. Notes (Qatar)	Aa3	5.298%		09/30/20		3,595	3,828,281
Ras Laffan Liquefied Natural Gas Co. Ltd. II, Sr. Sec’d. Notes, 144A (Qatar)	Aa3	5.298%		09/30/20		1,475	1,570,577
Southern Gas Networks PLC, Sr. Unsec’d. Notes (United Kingdom)	AA+(d)	1.109	%(c)	10/21/15	GBP	13,500	20,988,258
Total Capital SA, Gtd. Notes (France)	Aa1	4.45%		06/24/20		3,000	3,131,196

							170,645,498

Paper & Forest Products
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba1	7.125%		01/15/17		1,300	1,370,532
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba2	7.75%		11/15/29		3,000	3,453,177

							4,823,709

Real Estate — 0.2%
WCI Finance LLC/WEA Finance LLC, Gtd. Notes, 144A	A2	5.70%		10/01/16		12,330	13,643,527
WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A	A2	6.75%		09/02/19		8,300	9,412,142

							23,055,669

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Retail & Merchandising — 0.2%
CVS Pass-Through Trust, Pass-Through Certificates	Baa2	6.943%		01/10/30		$1,111	$1,249,664
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.50%		07/01/15		20,000	22,013,780

							23,263,444

Savings & Loan — 0.1%
Nationwide Building Society, Sr. Unsec’d. Notes, 144A (United Kingdom)	Aa3	6.25%		02/25/20		11,300	11,751,096

Telecommunications — 1.5%
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.95%		01/15/13		1,700	1,802,037
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.30%		01/15/38		1,200	1,270,774
BellSouth Corp., Gtd. Notes, 144A	A2	4.463%		04/26/21		128,700	132,480,562
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%		06/01/16		2,100	2,334,402
Qtel International Finance Ltd., Gtd. Notes, 144A (Bermuda)	A2	3.375%		10/14/16		400	393,497
Qtel International Finance Ltd., Gtd. Notes, 144A (Bermuda)	A2	4.75%		02/16/21		900	877,500
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.20%		11/10/26		8,950	8,771,000
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	0.886	%(c)	07/18/11		6,900	6,899,372
Verizon Virginia, Inc., Sr. Unsec’d. Notes	A-(d)	7.875%		01/15/22		3,000	3,588,009

							158,417,153

Tobacco — 0.1%
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	5.65%		05/16/18		4,200	4,723,635
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%		06/01/16		4,000	4,797,680

							9,521,315

Utilities — 0.9%
Entergy Corp., Sr. Unsec’d. Notes	Baa3	3.625%		09/15/15		14,700	14,932,936
Korea Electric Power Corp., Sr. Unsec’d. Notes, 144A (South Korea)	A1	3.00%		10/05/15		21,200	21,110,110
Majapahit Holding BV, Gtd. Notes (Netherlands)	Ba1	7.25%		06/28/17		4,400	4,974,002
Majapahit Holding BV, Gtd. Notes, 144A (Netherlands)	Ba1	7.75%		01/20/20		5,000	5,850,000
Nisource Finance Corp., Gtd. Notes	Baa3	6.125%		03/01/22		11,300	12,449,187
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17		10,000	10,475,000
NRG Energy, Inc., Gtd. Notes	B1	8.25%		09/01/20		10,200	10,404,000
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A2	5.30%		05/01/18		13,500	15,102,842

							95,298,077

TOTAL CORPORATE BONDS
(cost $3,547,731,743)							3,656,100,272

FOREIGN GOVERNMENT BONDS — 5.3%
Banco Nacional de Desenvolvimento Economico e Social, Bonds (Brazil)	Baa2	4.125%		09/15/17	EUR	2,700	3,807,753
Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	Baa3	10.00%		01/01/12	BRL	371	234,894
Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	Baa3	10.00%		01/01/17	BRL	7,500	4,356,863
Bundesrepublik Deutschland, Bonds (Germany)	NR	3.25%		07/04/21	EUR	15,600	23,048,899
Canada Housing Trust No. 1, Gov’t. Gtd. Notes (Canada)	Aaa	2.75%		12/15/15	CAD	15,500	16,318,264
Canada Housing Trust No. 1, Gov’t. Gtd. Notes (Canada)	Aaa	3.35%		12/15/20	CAD	5,600	5,769,606
Canada Housing Trust No. 1, Gov’t. Gtd. Notes (Canada)	Aaa	3.95%		12/15/11	CAD	3,000	3,149,868
Canada Housing Trust No. 1, Gov’t. Gtd. Notes (Canada)	Aaa	4.00%		06/15/12	CAD	15,400	16,375,304
Canada Housing Trust No. 1, Gov’t. Gtd. Notes (Canada)	Aaa	4.55%		12/15/12	CAD	27,200	29,430,826
Canada Housing Trust No. 1, Gov’t. Gtd. Notes (Canada)	Aaa	4.80%		06/15/12	CAD	12,100	12,960,029
Canadian Government, Bonds (Canada)	Aaa	1.50%		12/01/12	CAD	9,700	10,067,905
Canadian Government, Bonds (Canada)	AAA(d)	1.75%		03/01/13	CAD	20,400	21,238,463
Canadian Government, Bonds (Canada)	Aaa	2.00%		08/01/13	CAD	20,100	21,010,747
Canadian Government, Bonds (Canada)	Aaa	2.00%		12/01/14	CAD	31,300	32,480,991
Canadian Government, Bonds (Canada)	Aaa	2.25%		08/01/14	CAD	6,800	7,126,445

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

FOREIGN GOVERNMENT BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Canadian Government, Bonds (Canada)	Aaa	2.50%		09/01/13	CAD	21,900	$23,122,104
Canadian Government, Bonds (Canada)	Aaa	3.00%		12/01/15	CAD	3,400	3,639,511
Canadian Government, Bonds (Canada)	Aaa	4.50%		06/01/15	CAD	4,100	4,633,814
Instituto De Credito Oficial Gov’t. Gtd. Notes (Spain)(g)	Aa2	3.276	%(c)	03/25/14	EUR	17,000	24,496,438
Italy Buoni Poliennali del Tesoro, TIPS, (Italy)	NR	2.10%		09/15/16	EUR	13,200	19,508,989
Italy Buoni Poliennali del Tesoro, TIPS, (Italy)	Aa2	2.10%		09/15/21	EUR	23,400	33,130,640
Italy Buoni Poliennali del Tesoro, TIPS, (Italy)	Aa2	2.35%		09/15/19	EUR	1,500	2,259,767
Korea Housing Finance Corp., Covered Bonds (South Korea)	Aa3	4.125%		12/15/15		$5,000	5,165,490
Mexican Bonos, Bonds (Mexico)	Baa1	6.00%		06/18/15	MXN	72,100	6,153,430
Panama Government International, Sr. Unsec’d. Notes (Panama)	Baa3	7.25%		03/15/15		1,900	2,238,200
Province of Ontario, Bonds (Canada)	Aa1	4.20%		03/08/18	CAD	1,600	1,758,200
Province of Ontario, Bonds (Canada)	Aa1	4.20%		06/02/20	CAD	5,300	5,664,617
Province of Ontario, Bonds (Canada)	Aa1	4.30%		03/08/17	CAD	5,200	5,783,217
Province of Ontario, Bonds (Canada)	Aa1	4.40%		06/02/19	CAD	11,300	12,431,230
Province of Ontario, Bonds, MTN (Canada)	Aa1	4.60%		06/02/39	CAD	4,700	5,065,883
Province of Ontario, Debs. (Canada)	Aa1	6.50%		03/08/29	CAD	9,800	13,012,677
Province of Ontario, Notes, MTN (Canada)	Aa1	5.50%		06/02/18	CAD	3,200	3,770,456
Province of Ontario, Sr. Unsec’d. Notes (Canada)	Aa1	1.375%		01/27/14		14,000	14,082,698
Province of Ontario, Sr. Unsec’d. Notes (Canada)	Aa1	1.875%		09/15/15		3,800	3,796,762
Province of Quebec, Debs. (Canada)	Aa2	4.50%		12/01/16	CAD	500	560,931
Province of Quebec, Notes (Canada)	Aa2	4.50%		12/01/20	CAD	40,800	44,366,219
Republic of South Africa, Sr. Unsec’d. Notes (South Africa)	A3	5.875%		05/30/22		800	891,600
Republic of Turkey, Sr. Unsec’d. Notes (Turkey)	Ba2	7.00%		09/26/16		13,400	15,376,500
Russian Foreign Bond, Notes (Russia)	Baa1	3.625%		04/29/15		1,600	1,644,000
Russian Government, Sr. Unsec’d. Notes (Russia)	NR	7.50%		03/31/30		37,801	44,578,130
Spanish Government, Sr. Unsec’d. Notes (Spain)	AA(d)	4.65%		07/30/25	EUR	31,900	41,462,876
United Mexican States, Sr. Unsec’d. Notes (Mexico)	Baa1	5.875%		02/17/14		12,300	13,634,550
United Mexican States, Sr. Unsec’d. Notes (Mexico)	Baa1	6.05%		01/11/40		4,700	5,000,800
United Mexican States, Sr. Unsec’d. Notes, MTN (Mexico)	BBB(d)	4.25%		07/14/17	EUR	1,000	1,452,333

TOTAL FOREIGN GOVERNMENT BONDS
(cost $547,599,033)							566,058,919

MUNICIPAL BONDS — 3.3%
Arizona
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bonds	Aa1	4.75%		01/01/32		1,000(e)	1,002,440
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bonds	AA(d)	8.75	%(c)	01/01/32		500	502,440

							1,504,880

California — 1.9%
California Infrastructure & Economic Development Bank, Revenue Bonds	Aa2	6.486%		05/15/49		2,600	2,667,548
California State University, Revenue Bonds	Aa2	6.484%		11/01/41		4,500	4,549,815
Fresno County, Revenue Bonds	AA-(d)	6.247	%(s)	08/15/20		12,675	7,217,018
Golden State Tobacco Securitization Corp., Revenue Bonds	Baa3	7.974	%(s)	06/01/37		22,700	14,569,995
Los Angeles Department of Water & Power, Revenue Bonds	Aa3	6.603%		07/01/50		3,300	3,675,177
Los Angeles Unified School District, General Obligation Unlimited	Aa2	6.758%		07/01/34		14,700	16,597,770
Los Angeles Waste Water System, Revenue Bonds	Aa3	5.713%		06/01/39		2,400	2,388,648
Orange County Local Transportation Authority, Series A, Revenue Bonds	Aa2	6.908%		02/15/41		16,100	18,357,864
State of California, General Obligation Unlimited	A1	5.65	%(c)	04/01/39		2,200	2,343,462
State of California, General Obligation Unlimited	A1	5.95%		04/01/16		2,000	2,236,860
State of California, General Obligation Unlimited	A1	7.50%		04/01/34		9,200	10,487,264
State of California, General Obligation Unlimited	A1	7.55%		04/01/39		20,200	23,223,940
State of California, General Obligation Unlimited	A1	7.60%		11/01/40		7,100	8,199,648

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

MUNICIPAL BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

California (cont’d.)
University of California Regents Medical Center, Series F, Revenue Bonds	Aa2	6.583%	05/15/49	$82,800	$87,078,276
University of California, Revenue Bonds	Aa2	5.00%	05/15/37	500	492,830

					204,086,115

Florida
Seminole County Florida Water & Sewer, Revenue Bonds	Aa2	6.443%	10/01/40	400	409,416

Georgia
Municipal Electric Authority of Georgia, Revenue Bonds	A2	6.655%	04/01/57	3,800	3,582,488

Illinois — 0.5%
Chicago Transit Authority, Series A, Revenue Bonds	Aa3	6.30%	12/01/21	300	320,634
Chicago Transit Authority, Series A, Revenue Bonds	Aa3	6.899%	12/01/40	18,200	19,360,432
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.20%	12/01/40	2,900	2,847,597
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.30%	12/01/21	200	214,682
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.899%	12/01/40	10,200	10,850,352
Illinois Finance Authority, Revenue Bonds	Aa1	5.75%	07/01/33	4,900	5,310,326
Illinois Municipal Electric Agency, Revenue Bonds	A1	6.832%	02/01/35	4,800	5,220,960
Regional Transportation Authority, Series A, Revenue Bonds	Aa3	5.00%	07/01/25	1,600	1,635,472
State of Illinois, General Obligation Unlimited	A1	4.071%	01/01/14	8,700	8,991,276
State of Illinois, General Obligation Unlimited	A1	4.95%	06/01/23	570	533,167
State of Illinois, General Obligation Unlimited	A1	5.00%	11/01/22	300	303,027
State of Illinois, General Obligation Unlimited	A1	6.725%	04/01/35	2,900	2,898,202

					58,486,127

Iowa — 0.1%
State of Iowa, Revenue Bonds	Aa2	6.75%	06/01/34	6,800	7,309,048

Massachusetts — 0.2%
Massachusetts Health & Educational Facilities Authority, Revenue Bonds	Aaa	6.00%	07/01/36	5,100	5,732,859
Massachusetts Health & Educational Facilities Authority, Series A, Revenue Bonds	Aaa	5.50%	11/15/36	500	542,730
Massachusetts Port Authority, Revenue Bonds	A3	6.352%	07/01/37	7,900	7,846,201
Massachusetts Water Resources Authority, Series J, Revenue Bonds	Aa1	5.00%	06/01/32	2,500(e)	2,518,025

					16,639,815

Nebraska
Public Power Generation Agency, Revenue Bonds	A2	7.242%	01/01/41	3,600	3,762,252

Nevada — 0.1%
County of Clark NV Airport, Revenue Bonds	Aa2	6.82%	07/01/45	5,400	5,886,378
Truckee Meadows Water Authority, Series A, Revenue Bonds	Aa2	5.00%	07/01/36	195	187,469

					6,073,847

New Jersey — 0.1%
City of Trenton, General Obligation Bonds (FSA Insured)	Aa3	4.80%	04/01/14	990	1,026,006
Jersey City Municipal Utilities Authority, Series A, Revenue Bonds, (MBIA Insured)	A2	4.81%	05/15/14	1,000	1,013,880
New Jersey State Turnpike Authority, Series A, Revenue Bonds	A3	7.102%	01/01/41	5,500	6,395,180

					8,435,066

New York
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	5.75%	06/15/40	300	327,552

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

MUNICIPAL BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

North Carolina — 0.1%
North Carolina Turnkpike Authority, Revenue Bonds	Aa2	6.70%		01/01/39		$5,300	$5,537,758

Rhode Island
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.125%		06/01/32		1,205	1,206,193
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.25%		06/01/42		400	362,220

							1,568,413

Tennessee — 0.3%
Metropolitan Government of Nashville & Davidson County, Series B, Revenue Bonds	Aa3	6.568%		07/01/37		7,700	8,271,956
Metropolitan Government of Nashville & Davidson County, Series C, Revenue Bonds	Aa3	6.693%		07/01/41		21,000	22,226,610

							30,498,566

Texas
Dallas County Hospital District, General Obligation Unlimited .	AAA(d)	6.171%		08/15/34		1,600	1,692,416

Washington
Pierce County School District No. 3, General Obligation Unlimited	Aa1	5.00%		12/01/23		3,000	3,143,370

Wisconsin
Wisconsin State General, Revenue Bonds	Aa3	5.70%		05/01/26		510	540,988

TOTAL MUNICIPAL BONDS
(cost $332,683,993)							353,598,117

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.2%
ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Aaa	5.50%		01/25/34		3,807	3,836,774
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	Caa2	2.874	%(c)	09/25/35		4,446	3,230,875
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Ba1	2.403	%(c)	02/25/45		1,059	936,549
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A1B, 144A (United Kingdom)	Aaa	2.62	%(c)	05/16/47	EUR	4,385	6,362,020
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B, 144A (United Kingdom)	Aaa	2.82	%(c)	05/16/47	EUR	13,700	19,857,212
Banc of America Funding Corp., Series 2005-D, Class A1	AAA(d)	2.783	%(c)	05/25/35		1,711	1,651,284
Banc of America Funding Corp., Series 2006-J, Class 4A1	CCC(d)	5.775	%(c)	01/20/47		2,075	1,376,088
Banc of America Mortgage Securities, Inc., Series 2004-1, Class 5A1	AAA(d)	6.50%		09/25/33		177	185,124
Banc of America Mortgage Securities, Inc., Series 2004-2, Class 5A1	A1	6.50%		10/25/31		48	49,143
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1	Baa3	2.768	%(c)	07/25/34		2,522	2,314,880
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	NR	5.916%		03/25/37		1,700	1,331,934
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa	5.681	%(c)	02/25/33		207	203,821
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	Aaa	2.768	%(c)	02/25/33		147	129,977
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	Aa1	2.727	%(c)	04/25/33		78	74,338
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	Baa3	2.75	%(c)	01/25/34		15	11,865
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	Baa3	3.07	%(c)	01/25/34		370	354,387
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	B2	2.804	%(c)	07/25/34		2,459	1,852,497
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1	B3	3.028	%(c)	11/25/34		6,248	5,091,803

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	Ba3	5.02	%(c)	01/25/35	$1,443	$1,295,113
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1	Ba2	2.71	%(c)	03/25/35	25,008	23,418,749
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	A1	2.731	%(c)	03/25/35	1,575	1,474,372
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Baa2	2.40	%(c)	08/25/35	32,735	30,253,285
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	A1	2.535	%(c)	12/25/33	3,123	2,918,670
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A1	Caa2	2.652	%(c)	05/25/35	2,759	2,166,280
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2	Caa1	2.652	%(c)	05/25/35	1,998	1,669,248
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Caa3	2.916	%(c)	09/25/35	1,457	1,055,676
Bear Stearns Alt-A Trust, Series 2006-2, Class 23A1	Ca	2.897	%(c)	03/25/36	584	298,169
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	Aa3	0.346	%(c)	02/25/34	3,097	2,425,424
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Caa3	3.191	%(c)	01/26/36	5,442	3,466,272
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa3	5.027	%(c)	12/26/46	2,951	1,955,148
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	Ca	2.869	%(c)	08/25/35	6,414	3,234,929
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Caa3	2.85	%(c)	12/25/35	477	249,185
Countrywide Alternative Loan Trust, Series 2005-63, Class 3A1	Ca	5.664	%(c)	11/25/35	625	371,347
Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A2	C	0.456	%(c)	05/25/36	483	122,210
Countrywide Alternative Loan Trust, Series 2006-OA16, Class A3	C	0.436	%(c)	10/25/46	502	182,369
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1	Caa3	0.366	%(c)	02/20/47	4,950	2,572,166
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	Caa3	0.366	%(c)	05/25/47	6,868	3,735,125
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-10, Class A2	Aaa	5.75%		05/25/33	32	31,804
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	B3	3.094	%(c)	11/25/34	4,399	3,690,000
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	Caa1	2.789	%(c)	02/20/35	7,525	6,188,011
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 5A1	Caa2	5.116	%(c)	10/20/35	646	447,327
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Caa2	3.017	%(c)	02/20/36	739	577,987
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 2A2	Ca	0.526	%(c)	03/25/36	706	286,200
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 3A2	C	0.536	%(c)	02/25/36	412	133,803
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB3, Class 3A1B	Ca	5.471	%(c)	05/20/36	1,297	871,702
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P1A, Class A, 144A	A1	0.884	%(c)	03/25/32	50	40,941
Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2006-AB3, Class A5B	Ca	6.30%		07/25/36	813	490,055
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A2	C	0.506	%(c)	07/19/45	477	96,571
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa	6.351	%(c)	12/25/42	704	805,009
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa	7.00%		02/25/44	186	215,196
Fannie Mae Whole Loan, Series 2004-W2, Class 5A	Aaa	7.50%		03/25/44	164	189,075
Fannie Mae, Series 1993-70, Class Z	Aaa	6.90%		05/25/23	47	52,257
Fannie Mae, Series 2001-29, Class Z	Aaa	6.50%		07/25/31	120	136,434

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Fannie Mae, Series 2002-56, Class MC	Aaa	5.50%		09/25/17		$83	$88,288
Fannie Mae, Series 2003-21, Class M	Aaa	5.00%		02/25/17		143	144,236
Fannie Mae, Series 2003-25, Class KP	Aaa	5.00%		04/25/33		4,149	4,514,847
Fannie Mae, Series 2003-33, Class PU	Aaa	4.50%		05/25/33		131	139,527
Fannie Mae, Series 2005-75, Class FL	Aaa	0.636	%(c)	09/25/35		11,528	11,494,098
Fannie Mae, Series 2006-5, Class 3A2	Aaa	2.524	%(c)	05/25/35		317	330,181
Fannie Mae, Series 2006-118, Class A1	Aaa	0.246	%(c)	12/25/36		1,166	1,146,601
Fannie Mae, Series 2007-30, Class AF	Aaa	0.496	%(c)	04/25/37		6,083	6,066,464
Fannie Mae, Series 2007-73, Class A1	Aaa	0.246	%(c)	07/25/37		4,177	4,129,152
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	1.695	%(c)	07/25/44		1,561	1,521,835
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	1.484	%(c)	10/25/44		1,050	1,054,233
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	Aaa	1.495	%(c)	02/25/45		258	254,794
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.226	%(c)	12/25/36		6,941	6,900,036
First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1	Caa2	2.367	%(c)	09/25/35		128	89,953
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1	AAA(d)	2.848	%(c)	08/25/35		1,399	1,167,483
Freddie Mac, Series 2064, Class ZA	Aaa	6.50%		05/15/28		1,036	1,171,821
Freddie Mac, Series 2145, Class MZ	Aaa	6.50%		04/15/29		3,378	3,892,630
Freddie Mac, Series 2378, Class PE	Aaa	5.50%		11/15/16		153	164,498
Freddie Mac, Series 2662, Class DG	Aaa	5.00%		10/15/22		1,300	1,401,751
Freddie Mac, Series 2694, Class QH	Aaa	4.50%		03/15/32		1,265	1,344,940
Freddie Mac, Series 2721, Class PE	Aaa	5.00%		01/15/23		525	571,875
Freddie Mac, Series 2734, Class PG	Aaa	5.00%		07/15/32		909	974,135
Freddie Mac, Series 2737, Class YD	Aaa	5.00%		08/15/32		600	643,156
Freddie Mac, Series 2764, Class LZ	Aaa	4.50%		03/15/34		11,910	11,606,584
Freddie Mac, Series 3149, Class LF	Aaa	0.487	%(c)	05/15/36		2,620	2,626,144
Freddie Mac, Series 3335, Class BF	Aaa	0.337	%(c)	07/15/19		3,650	3,640,208
Freddie Mac, Series 3335, Class FT	Aaa	0.337	%(c)	08/15/19		8,763	8,737,627
Freddie Mac, Series 3346, Class FA	Aaa	0.417	%(c)	02/15/19		908	907,570
Freddie Mac, Series 3838, Class GZ	Aaa	4.00%		04/15/41		31,893	27,087,616
Government National Mortgage Assoc., Series 2000-14, Class F	Aaa	0.836	%(c)	02/16/30		10	10,311
Granite Master Issuer PLC, Series 2005-1, Class A4 (United Kingdom)	Aaa	0.386	%(c)	12/20/54		4,003	3,795,850
Granite Master Issuer PLC, Series 2005-4, Class A5 (United Kingdom)	Aaa	1.489	%(c)	12/20/54	EUR	4,784	6,570,550
Granite Master Issuer PLC, Series 2007-1, Class 3A2 (United Kingdom)	Aaa	1.389	%(c)	12/20/54	EUR	7,356	10,102,322
Granite Master Issuer PLC, Series 2007-2, Class 3A2 (United Kingdom)	Aaa	1.381	%(c)	12/17/54	EUR	4,620	6,344,258
Granite Mortgages PLC, Series 2003-3, Class 2A (United Kingdom)	Aaa	1.718	%(c)	01/20/44	EUR	745	1,040,630
Granite Mortgages PLC, Series 2003-3, Class 3A (United Kingdom)	Aaa	1.199	%(c)	01/20/44	GBP	1,155	1,785,423
Granite Mortgages PLC, Series 2004-1, Class 3A (United Kingdom)	Aaa	1.145	%(c)	03/20/44	GBP	755	1,160,709
Granite Mortgages PLC, Series 2004-3, Class 2A2 (United Kingdom)	Aaa	1.634	%(c)	09/20/44	EUR	761	1,061,284
Granite Mortgages PLC, Series 2004-3, Class 3A2 (United Kingdom)	Aaa	1.015	%(c)	09/20/44	GBP	5,866	9,049,951
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 4A2	C	0.456	%(c)	04/25/36		639	112,774

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	B3	0.266	%(c)	10/25/46		$1,184	$1,096,178
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	B3	0.266	%(c)	01/25/47		777	731,189
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	B(d)	2.922	%(c)	10/25/33		2,630	2,221,473
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	B1	2.43	%(c)	06/25/34		1,573	1,333,107
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	Aaa	2.79	%(c)	09/25/35		3,210	3,050,952
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	BB+(d)	5.163	%(c)	11/25/35		4,312	4,084,222
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3	Caa1	6.00%		03/25/37		5,173	4,766,914
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	Caa3	0.406	%(c)	05/19/35		696	461,533
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	Caa3	2.775	%(c)	07/19/35		3,859	2,918,576
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	C	0.436	%(c)	09/19/46		590	122,059
Holmes Master Issuer PLC, Series 2011-1A Class A3 (United Kingdom)	Aaa	2.677	%(c)	10/01/54	EUR	7,700	11,210,547
Homebanc Mortgage Trust, Series 2006-2, Class A1	Caa2	0.366	%(c)	12/25/36		648	450,940
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1	BB(d)	1.928	%(c)	01/25/32		3	2,476
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A2	BB(d)	1.929	%(c)	01/25/32		20	16,611
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	Caa1	2.664	%(c)	12/25/34		1,493	1,109,574
Indymac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1	Caa2	5.198	%(c)	06/25/35		523	391,827
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2	Caa2	4.97	%(c)	09/25/35		532	432,874
JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1	Baa1	4.721	%(c)	02/25/34		1,420	1,420,359
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	A2	5.015	%(c)	02/25/35		950	941,973
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A2	CCC(d)	5.75%		01/25/36		5,323	4,932,158
JPMorgan Mortgage Trust, Series 2007-A1, Class 2A1	B3	3.078	%(c)	07/25/35		4,880	4,426,389
MASTR Asset Securitization Trust, Series 2003-7, Class 1A2	AAA(d)	5.50%		09/25/33		953	999,667
MASTR Reperforming Loan Trust, Series 2006-1, Class 1A4, 144A	Ba3	8.00%		07/25/35		977	1,010,712
Merrill Lynch Alternative Note Asset, Series 2007-A2, Class A3C	Ca	0.486	%(c)	03/25/37		779	306,554
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 2A1	CCC(d)	5.408	%(c)	04/25/37		1,263	919,354
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	A2	2.29	%(c)	05/25/33		2,843	2,776,884
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	B2	0.396	%(c)	02/25/36		3,576	2,606,291
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2	Baa2	2.192	%(c)	12/25/34		403	393,186
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	A1	1.191	%(c)	10/25/35		556	454,483
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	A2	0.436	%(c)	11/25/35		2,898	2,479,987
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5	Caa2	4.976	%(c)	05/25/35		6,609	5,968,054
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A4	Aa3	6.138	%(c)	03/25/47		610	498,136
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A6	Aa3	5.82	%(c)	03/25/47		604	489,937
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B	Ba1	0.446	%(c)	07/25/35		302	282,880
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AAA(d)	0.586	%(c)	02/25/34		418	393,753
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	AAA(d)	0.586	%(c)	02/25/19		53	51,501
Residential Accredit Loans, Inc., Series 2007-QH4, Class A2	C	0.416	%(c)	05/25/37		935	238,218
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1	BB(d)	6.50%		03/25/32		121	125,630
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	Caa3	3.246	%(c)	09/25/35		5,546	3,767,339
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	NR	9.95%		08/01/17		25	28,375

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	B2	2.61	%(c)	01/25/35	$5,726	$4,625,400
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	Caa2	2.638	%(c)	08/25/35	962	747,754
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1	CCC(d)	5.914	%(c)	02/25/36	536	379,977
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	C	0.446	%(c)	05/25/46	494	115,208
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 2A2	C	0.446	%(c)	05/25/46	629	73,307
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A1BG	Caa3	0.306	%(c)	08/25/36	3,921	2,382,048
Structured Asset Securities Corp., Series 2002-1A, Class 4A	BB(d)	2.68	%(c)	02/25/32	57	54,477
Structured Asset Securities Corp., Series 2003-40A, Class 3A2	Ba3	2.519	%(c)	01/25/34	652	572,708
Structured Asset Securities Corp., Series 2006-11, Class A1, 144A	B-(d)	2.75	%(c)	10/25/35	1,819	1,468,897
Thornburg Mortgage Securities Trust, Series 2003-2, Class A1	Aa1	0.866	%(c)	04/25/43	221	203,874
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	B1	0.306	%(c)	10/25/46	5,667	5,632,326
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1	B2	0.296	%(c)	11/25/46	2,174	2,147,256
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A, IO	Ca	1.248	%(c)	05/25/46	3,029	1,590,293
Washington Mutual MCS Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	Aa1	2.284	%(c)	02/25/33	16	13,939
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Aa3	2.609	%(c)	02/27/34	620	617,904
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	A2	2.782	%(c)	09/25/33	357	349,318
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	B3	1.478	%(c)	11/25/42	317	272,072
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1B2	B3	0.678	%(c)	11/25/34	1,157	789,728
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A	A1	6.00%		06/25/34	297	316,082
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	B2	0.476	%(c)	10/25/45	2,700	2,210,322
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1B2	Ca	0.596	%(c)	11/25/45	697	441,780
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2	Caa3	0.596	%(c)	12/25/45	647	420,497
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1	CCC(d)	5.836	%(c)	09/25/36	720	540,887
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	CCC(d)	5.302	%(c)	12/25/36	208	152,511
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A	Caa3	1.098	%(c)	12/25/46	1,387	859,567
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A	Caa2	1.088	%(c)	12/25/46	1,921	1,328,416
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 2A	Caa2	2.859	%(c)	12/25/46	589	412,390
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1	CCC(d)	5.028	%(c)	01/25/37	911	686,684
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	CCC(d)	5.239	%(c)	04/25/37	2,716	1,965,082

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Washington Mutual MSC Mortgage Pass-Through Certifiicates, Series 2004-RA4, Class 2A	AAA(d)	6.50%		08/25/34	$1,415	$1,458,665
Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 1A12	AAA(d)	5.25%		01/25/34	47,695	49,462,530
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1	Baa1	4.981	%(c)	12/25/34	2,950	2,803,969
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1	Ba1	4.909	%(c)	01/25/35	4,003	3,897,881
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1	A(d)	2.756	%(c)	03/25/36	3,104	2,769,087

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $478,650,722)						452,488,733

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Resolution Funding Corp., Bonds, PO		3.149	%(s)	10/15/19	7,600	5,844,925
Small Business Administration Participation Certificates, Series 2003-20I, Class 1		5.13%		09/01/23	783	840,196
Small Business Administration Participation Certificates, Series 2004-20F, Class 1		5.52%		06/01/24	5,075	5,460,849
Small Business Administration Participation Certificates, Series 2007-20K, Class 1		5.51%		11/01/27	15,302	16,772,802
Small Business Administration Participation Certificates, Series 2009-20E, Class 1		4.43%		05/01/29	18,534	19,720,025
Small Business Administration, Gov’t. Gtd. Notes		4.875%		09/10/13	4,420	4,636,615
Small Business Administration, Gov’t. Gtd. Notes		6.344%		08/01/11	167	167,965

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $49,664,901)						53,443,377

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 21.4%
Federal Home Loan Mortgage Corp.		4.50%		04/01/38-05/01/39	6,596	6,836,558
Federal Home Loan Mortgage Corp.		4.50%		TBA	96,000	98,865,024
Federal Home Loan Mortgage Corp.		4.778	%(c)	11/01/35	1,144	1,220,669
Federal Home Loan Mortgage Corp.		5.50%		12/01/34-07/01/38	87,621	94,818,906
Federal Home Loan Mortgage Corp.		5.50%		TBA	11,000	11,881,716
Federal Home Loan Mortgage Corp.		6.00%		02/01/16-07/01/40	77,722	85,556,170
Federal Home Loan Mortgage Corp.		6.00%		TBA	39,000	42,832,959
Federal National Mortgage Assoc.		1.478	%(c)	06/01/43	2,074	2,072,036
Federal National Mortgage Assoc.		2.45	%(c)	01/01/24	1	1,219
Federal National Mortgage Assoc.		2.599	%(c)	06/01/35	420	441,140
Federal National Mortgage Assoc.		2.615	%(c)	08/01/35	2,137	2,211,307
Federal National Mortgage Assoc.		3.133	%(c)	07/01/37	194	200,311
Federal National Mortgage Assoc.		3.435	%(c)	08/01/29	85	85,893
Federal National Mortgage Assoc.		3.50%		02/01/41	51,294	49,115,108
Federal National Mortgage Assoc.		3.727	%(c)	05/01/36	5,361	5,383,101
Federal National Mortgage Assoc.		4.00%		02/01/41	48,839	48,908,338
Federal National Mortgage Assoc.		4.026	%(c)	05/01/36	44	46,807
Federal National Mortgage Assoc.		4.148	%(c)	11/01/35	1,710	1,757,219
Federal National Mortgage Assoc.		4.50%		04/01/13-06/01/41	100,006	104,468,992
Federal National Mortgage Assoc.		4.50%		TBA	49,000	51,940,000
Federal National Mortgage Assoc.		4.50%		TBA	999,700	1,034,220,641
Federal National Mortgage Assoc.		4.535	%(c)	01/01/28	70	71,792
Federal National Mortgage Assoc.		4.558	%(c)	12/01/36	1,084	1,133,162
Federal National Mortgage Assoc.		5.00%		02/01/34-03/01/35	25,655	27,365,057
Federal National Mortgage Assoc.		5.00%		TBA	104,000	110,500,000
Federal National Mortgage Assoc.		5.375	%(c)	01/01/36	1,103	1,185,344
Federal National Mortgage Assoc.		5.50%		01/01/14-07/01/40	103,411	112,261,024

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

U.S. GOVERNMENT MORTGAGE- BACKED OBLIGATIONS (Continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Federal National Mortgage Assoc.	5.50%		TBA	$19,700	$21,300,625
Federal National Mortgage Assoc.	6.00%		02/01/17-02/01/40	349,090	384,008,932
Federal National Mortgage Assoc.	6.00%		TBA	4,500	4,942,971
Federal National Mortgage Assoc.	6.50%		09/01/16	145	158,393
Government National Mortgage Assoc.	1.75	%(c)	01/20/32-02/20/32	1,245	1,279,142
Government National Mortgage Assoc.	2.125	%(c)	10/20/23-11/20/29	1,290	1,330,939
Government National Mortgage Assoc.	2.375	%(c)	03/20/17-02/20/27	947	981,075
Government National Mortgage Assoc.	2.625	%(c)	08/20/23-07/20/30	876	908,735
Government National Mortgage Assoc.	3.375	%(c)	06/20/22-05/20/30	232	241,159
Government National Mortgage Assoc.	6.00%		05/15/37	75	85,000
Government National Mortgage Assoc.	7.00%		02/15/24	8	9,234

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(cost $2,297,953,171)					2,310,626,698

U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.75%		01/15/28	4,700	5,278,753
U.S. Treasury Inflationary Indexed Bonds, TIPS(k)	2.00%		01/15/26	11,000	13,616,690
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%		01/15/25	9,750	13,368,122
U.S. Treasury Inflationary Indexed Bonds, TIPS(h)(k)	2.375%		01/15/27	40,700	51,748,393
U.S. Treasury Inflationary Indexed Bonds, TIPS(k)	2.50%		01/15/29	54,900	66,777,731
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.625%		04/15/28	1,500	2,745,996
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.875%		04/15/29	2,300	4,310,705
U.S. Treasury Notes(h)	0.75%		06/15/14	174,200	173,995,838
U.S. Treasury Notes	2.625%		11/15/20	2,400	2,311,500
U.S. Treasury Notes	3.625%		02/15/21	22,600	23,565,788

TOTAL U.S. TREASURY OBLIGATIONS
(cost $358,692,636)					357,719,516

				Shares
COMMON STOCK
Automobile Manufacturers
General Motors Co.
(cost $0)				68,000	44,200

PREFERRED STOCKS — 0.6%
Diversified Financial Services — 0.6%
GMAC Capital Trust I, Series 2, 8.125%				2,508,000	64,204,800

Insurance
American International Group, Inc., 8.50%, CVT				1,100,606	1,915,054

TOTAL PREFERRED STOCKS
(cost $79,138,338)					66,119,854

TOTAL LONG-TERM INVESTMENTS
(cost $8,335,148,019)					8,466,735,897

				Principal Amount (000)#
SHORT-TERM INVESTMENTS — 37.0%

REPURCHASE AGREEMENTS(m) — 17.7%
Barclays Capital, Inc., 0.01%, dated 06/30/11, due 07/01/11 in the amount of $150,000,042				$150,000	$150,000,000
Barclays Capital, Inc., 0.01%, dated 06/30/11, due 07/01/11 in the amount of $2,500,001				2,500	2,500,000
Barclays Capital, Inc., 0.05%, dated 06/27/11, due 07/05/11 in the amount of $81,200,789				81,200	81,200,000

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

REPURCHASE AGREEMENTS (Continued)			Principal Amount (000)#	Value (Note 2)
Barclays Capital, Inc., 0.08%, dated 06/16/11, due 07/18/11 in the amount of $188,008,773(g)			$188,000	$188,000,000
Barclays Capital, Inc., 0.10%, dated 06/22/11, due 07/14/11 in the amount of $175,010,208(g)			175,000	175,000,000
Citigroup Global Markets, Inc., 0.03%, dated 06/29/11, due 07/01/11 in the amount of $50,000,042			50,000	50,000,000
Citigroup Global Markets, Inc., 0.04%, dated 06/30/11, due 07/01/11 in the amount of $6,600,007			6,600	6,600,000
Citigroup Global Markets, Inc., 0.05%, dated 06/30/11, due 07/05/11 in the amount of $150,000,833			150,000	150,000,000
Credit Suisse Securities (USA) LLC, 0.01%, dated 06/30/11, due 07/01/11 in the amount of $6,800,002			6,800	6,800,000
Goldman Sachs & Co., Inc., 0.10%, dated 06/16/11, due 07/11/11 in the amount of $150,010,417(g)			150,000	150,000,000
JPMorgan Securities LLC, 0.04%, dated 06/29/11, due 07/01/11 in the amount of $150,000,167			150,000	150,000,000
JPMorgan Securities LLC, 0.04%, dated 06/30/11, due 07/01/11 in the amount of $2,500,003			2,500	2,500,000
Morgan Stanley & Co. LLC, 0.01%, dated 06/30/11, due 07/01/11 in the amount of $51,100,014			51,100	51,100,000
Morgan Stanley & Co. LLC, 0.09%, dated 06/08/11, due 07/11/11 in the amount of $100,008,000(g)			100,000	100,000,000
Morgan Stanley & Co. LLC, 0.10%, dated 06/06/11, due 07/06/11 in the amount of $150,011,250			150,000	150,000,000
Morgan Stanley & Co. LLC, 0.10%, dated 06/07/11, due 07/08/11 in the amount of $150,012,500(g)			150,000	150,000,000
Morgan Stanley & Co. LLC, 0.10%, dated 06/08/11, due 07/11/11 in the amount of $200,018,333(g)			200,000	200,000,000
UBS Securities LLC, 0.05%, dated 06/30/11, due 07/01/11 in the amount of $150,000,208			150,000	150,000,000

TOTAL REPURCHASE AGREEMENTS (cost $1,913,700,000)				1,913,700,000

	Interest Rate	Maturity Date
COMMERCIAL PAPER(n) — 12.3%
Erste Abwicklungsa	0.33%	11/10/11	15,600	15,585,419
Erste Abwicklungsa	0.37%	01/17/12	6,100	6,088,727
Kells Fund LLC	0.13%	07/18/11	30,400	30,398,134
Kells Fund LLC	0.20%	08/19/11	24,000	23,994,067
Kells Fund LLC	0.21%	08/17/11	63,100	63,085,187
Kells Fund LLC	0.218%	07/20/11	500	499,950
Kells Fund LLC	0.22%	07/20/11	60,500	60,493,921
Kells Fund LLC	0.238%	08/04/11	1,000	999,820
Kells Fund LLC	0.238%	08/05/11	222,500	222,458,661
Kells Fund LLC	0.24%	08/08/11	51,300	51,290,035
Kells Fund LLC	0.24%	08/18/11	38,000	37,990,843
Kells Fund LLC	0.24%	09/20/11	100,000	99,955,580
Kells Fund LLC	0.24%	11/07/11	74,300	74,234,802
Kells Fund LLC	0.25%	11/17/11	4,100	4,095,902
Kells Fund LLC	0.26%	10/05/11	23,000	22,987,173
Kells Fund LLC	0.26%	12/01/11	25,000	24,970,697
Kells Fund LLC	0.27%	10/04/11	13,900	13,892,365
Kells Fund LLC	0.28%	07/08/11	43,200	43,198,218
Kells Fund LLC	0.28%	07/13/11	13,800	13,799,076
Kells Fund LLC	0.28%	07/18/11	15,800	15,798,627
Kells Fund LLC	0.30%	07/07/11	22,500	22,499,208
Kells Fund LLC	0.31%	01/26/12	62,500	62,376,044

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMERCIAL PAPER(n) (Continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Straight-A Funding LLC	0.16%	09/01/11	$24,000	$23,993,491
Straight-A Funding LLC	0.16%	09/02/11	95,900	95,873,272
Straight-A Funding LLC	0.17%	08/04/11	55,800	55,791,527
Straight-A Funding LLC	0.17%	08/05/11	44,400	44,393,067
Straight-A Funding LLC	0.17%	08/08/11	45,000	44,992,659
Straight-A Funding LLC	0.17%	08/09/11	9,100	9,098,476
Straight-A Funding LLC	0.17%	08/24/11	7,900	7,898,105
Straight-A Funding LLC	0.18%	07/05/11	18,900	18,899,550
Straight-A Funding LLC	0.18%	08/04/11	28,900	28,895,612
Straight-A Funding LLC	0.19%	07/25/11	8,000	7,998,856
Straight-A Funding LLC	0.19%	07/25/11	16,000	15,997,712
Straight-A Funding LLC	0.20%	07/06/11	20,300	20,299,376
Straight-A Funding LLC	0.20%	07/07/11	7,800	7,799,710
Straight-A Funding LLC	0.20%	07/08/11	31,100	31,098,648
Vodafone Group PLC	0.83%	01/13/12	1,800	1,795,499

TOTAL COMMERCIAL PAPER (cost $1,325,484,353)				1,325,518,016

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 4.3%
Federal Home Loan Banks	0.05%	07/13/11	219,900	219,896,335
Federal Home Loan Mortgage Corp.	0.075%	10/04/11	5,500	5,499,417
Federal National Mortgage Assoc.	0.06%	09/06/11-09/07/11	83,215	83,210,264
Federal National Mortgage Assoc.	0.075%	10/14/11	53,000	52,993,799
Federal National Mortgage Assoc.	0.08%	07/22/11-10/11/11	22,342	22,341,096
Federal National Mortgage Assoc.	0.085%	10/19/11-10/26/11	28,563	28,559,333
Federal National Mortgage Assoc.	0.10%	11/02/11	48,700	48,688,263

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $461,167,859)				461,188,507

CERTIFICATES OF DEPOSIT — 2.5%
Banco Bradesco(g)(n)	1.596%	08/26/11	95,100	95,065,836
Industrial & Commercial Bank of China Ltd.	0.55%	07/11/11	46,100	46,104,163
Industrial & Commercial Bank of China Ltd.	0.75%	08/15/11	21,700	21,714,596
Industrial & Commercial Bank of China Ltd.	0.75%	08/18/11	32,200	32,223,878
Itau Unibanco(n)	1.30%	07/11/11	30,900	30,890,854
Itau Unibanco(n)	1.434%	12/05/11	9,200	9,147,407
Itau Unibanco(n)	1.75%	01/17/12	31,100	30,865,627

TOTAL CERTIFICATES OF DEPOSIT (cost $265,698,097)				266,012,361

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.2%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $18,194,519)(w)(Note 4)			18,194,519	18,194,519

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Option
Interest Rate Swap Options, Pay a fixed rate of 1.25% and receive a floating rate based on 3-month LIBOR, expiring 04/30/12 (cost $586,018)	Royal Bank of Scotland	$148,500	788,960

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

U.S. TREASURY OBLIGATIONS(h)(n)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Treasury Bills	0.15%	09/29/11	$280	$279,986
U.S. Treasury Bills	0.175%	08/11/11	320	319,993

TOTAL U.S. TREASURY OBLIGATIONS (cost $599,978)				599,979

TOTAL SHORT-TERM INVESTMENTS (cost $3,985,430,824)				3,986,002,342

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 115.5% (cost $12,320,578,843)				12,452,738,239

	Counterparty	Notional Amount (000)#

OPTIONS WRITTEN* — (0.2)%
Call Options — (0.1)%
5 Year CDX North America IG 15, expiring 09/21/11, Strike Price $0.80	BNP Paribas	16,000	(35,696)
5 Year U.S. Treasury Note Futures, expiring 07/22/11, Strike Price $120.00		64,000	(145,000)
6 Year U.S. Treasury Note Futures, expiring 08/26/11, Strike Price $121.50		15,200	(32,063)
10 Year U.S. Treasury Note Futures, expiring 07/22/11, Strike Price $125.00		20,100	(18,844)
Federal National Mortgage Assoc., expiring 08/04/11, Strike Price $104.53		28,000	(28,575)
Interest Rate Swap Options,
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 08/24/11	Royal Bank of Scotland	114,400	(189,756)
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, expiring 08/24/11	Deutsche Bank	110,400	(397,469)
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, expiring 10/11/11	Morgan Stanley	238,300	(1,495,361)
Option on forward 2 year swap rate,		286,200	(4,638,658)
expiring 10/11/11, Strike Price $— (q)	Morgan Stanley
expiring 11/14/11, Strike Price $— (q)	Morgan Stanley	155,700	(2,552,238)

			(9,533,660)

Put Options — (0.1)%
90 Day Euro Dollar Futures,
expiring 09/19/11, Strike Price $99.38		1,919,000	(143,925)
expiring 03/19/12, Strike Price $99.00		1,352,000	(185,900)
5 Year CDX North America IG 15, expiring 09/21/11, Strike Price $1.20	BNP Paribas	16,000	(8,234)
5 Year CDX North American IG 15, expiring 09/21/11, Strike Price $1.20	Barclays Capital Group	3,000	(1,544)
5 Year U.S. Treasury Note Futures, expiring 07/22/11, Strike Price $118.00		71,000	(133,125)
10 Year U.S. Treasury Note Futures, expiring 07/22/11, Strike Price $121.00		20,100	(81,656)
Federal National Mortgage Assoc., expiring 08/04/11, Strike Price $120.53		28,000	(95,349)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/10/20, Strike Price $215.95	Deutsche Bank	6,000	(21,302)
expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets	16,800	(45,007)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets	40,100	(111,857)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	18,200	(55,962)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank	18,700	(76,240)

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

OPTIONS WRITTEN* (Continued)	Counterparty	Notional Amount (000)#	Value (Note 2)

Put Options (cont’d.)
Interest Rate Swap Options,
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 08/24/11	Royal Bank of Scotland	$114,400	$(247,495)
Receive a fixed rate of 3.75% and pay a floating rate based on 3-month LIBOR, expiring 08/24/11	Deutsche Bank	110,400	(328,214)
Receive a fixed rate of 3.75% and pay a floating rate based on 3-month LIBOR, expiring 10/11/11	Morgan Stanley	2,800	(23,364)
Receive a fixed rate of 4.25% and pay a floating rate based on 3-month LIBOR, expiring 10/11/11	Morgan Stanley	235,500	(472,813)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 04/30/12	Royal Bank of Scotland	297,000	(165,782)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	170,000	(810,490)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	124,400	(593,088)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	138,400	(505,662)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	112,200	(409,937)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	81,700	(298,502)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	209,600	(765,801)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	41,600	(5,583)
Receive a fixed rate of 3.25% and pay a floating rate based on 3-month LIBOR, expiring 07/16/12	Citigroup Global Markets	72,200	(979,237)
Receive a fixed rate of 3.25% and pay a floating rate based on 3-month LIBOR, expiring 07/16/12	Royal Bank of Scotland	24,100	(326,865)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	23,800	(120,963)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	150,500	(764,915)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Royal Bank of Scotland	489,800	(2,489,404)
Receive a fixed rate of 1.75% and pay a floating rate based on 3-month LIBOR, expiring 11/19/12	Royal Bank of Scotland	164,300	(474,779)

			(10,742,995)

TOTAL OPTIONS WRITTEN (premiums received $30,221,224)			(20,276,655)

	Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (1.1)%
U.S. TREASURY OBLIGATIONS — (0.2)%
U.S. Treasury Notes	2.625%	11/15/20	2,400	(2,311,500)
U.S. Treasury Notes	3.625%	02/15/21	22,600	(23,565,789)

TOTAL U.S. TREASURY OBLIGATIONS (proceeds received $25,156,827)				(25,877,289)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — (0.9)%
Federal National Mortgage Assoc.	3.50%	TBA	51,000	(48,768,750)
Federal National Mortgage Assoc.	4.00%	TBA	49,000	(49,000,000)

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (proceeds received $98,003,594)				(97,768,750)

TOTAL SECURITIES SOLD SHORT (proceeds received $123,160,421)				(123,646,039)

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 114.2% (cost $12,167,197,198)	$12,308,815,545
Other liabilities in excess of other assets(x) — (14.2)%	(1,531,009,147)

NET ASSETS — 100.0%	$10,777,806,398

The following abbreviations are used in the Portfolio descriptions:
144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security
Euribor	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FSA	Financial Security Assurance
FSB	Federal Savings Bank
IO	Interest Only
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Company
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TIPS	Treasury Inflation Protected Securities
TBA	To Be Announced
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
TRY	New Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.
(d)	Standard & Poor’s rating.
(e)

Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $1,750,000 and $1,750,000, respectively.

(f)

Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $15,164,208. The aggregate value of $15,771,171 is approximately 0.1% of net assets.

(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreements are collateralized by United States Treasuries or federal agency obligations.
(n)	Rates shown are the effective yields at reporting date.
(o)	As of June 30, 2011, one security representing $215,249 and 0.0% of net assets was fair valued in accordance with the policies adopted by the
Board of Trustees.
(q)	Exercise price and final cost determined on a future date, based upon the implied volatility.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation (Depreciation)
Long Positions:
4,992	90 Day Euro Dollar	Sep. 2011	$1,243,410,788	$1,243,694,401	$283,613
4,631	90 Day Euro Dollar	Dec. 2011	1,150,114,000	1,152,887,450	2,773,450
22,488	90 Day Euro Dollar	Mar. 2012	5,572,801,986	5,594,733,300	21,931,314
15,792	90 Day Euro Dollar	Jun. 2012	3,910,434,400	3,923,719,800	13,285,400
6,701	90 Day Euro Dollar	Sep. 2012	1,661,162,550	1,661,512,950	350,400
2,395	90 Day Euro Dollar	Dec. 2012	593,056,725	592,343,375	(713,350)
3,896	90 Day Euro Dollar	Mar. 2013	962,638,463	961,143,200	(1,495,263)
1,179	90 Day Euro Dollar	Jun. 2013	290,823,251	290,078,213	(745,038)
1,004	90 Day Euro Dollar	Sep. 2013	246,844,813	246,369,050	(475,763)
528	90 Day Euro Dollar	Dec. 2013	129,453,800	129,208,200	(245,600)
860	90 Day Euro Dollar	Mar. 2014	210,365,675	209,904,500	(461,175)
168	90 Day Euro Dollar	Jun. 2014	40,976,600	40,895,400	(81,200)
279	90 Day Euro Dollar (NYL)	Dec. 2012	69,090,862	69,003,675	(87,187)
295	90 Day Euro Euribor	Jun. 2012	104,559,986	104,756,700	196,714
295	90 Day Euro Euribor	Sep. 2012	104,426,535	104,671,140	244,605
295	90 Day Euro Euribor	Dec. 2012	104,287,120	104,553,496	266,376
295	90 Day Euro Euribor	Mar. 2013	104,186,117	104,457,242	271,125
790	2 Year U.S. Treasury Notes	Sep. 2011	173,121,469	173,281,563	160,094
826	5 Year Euro-Bobl	Sep. 2011	139,880,014	139,643,087	(236,927)
119	10 Year Euro-Bund	Sep. 2011	21,765,176	21,653,934	(111,242)

					35,110,346

Short Positions:
152	10 Year U.S. Treasury Notes	Sep. 2011	18,392,000	18,593,875	(201,875)

					$34,908,471

Forward foreign currency exchange contracts outstanding at June 30, 2011:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 08/02/11	Barclays Capital Group	BRL	210,000	$131,274,614	$133,489,291	$2,214,677
Expiring 09/02/11	Barclays Capital Group	BRL	207,871	129,176,771	131,229,636	2,052,865
Expiring 09/02/11	JPMorgan Chase	BRL	58,348	35,208,526	36,834,964	1,626,438
Expiring 09/02/11	Morgan Stanley	BRL	3,533	1,900,000	2,230,423	330,423
Chinese Yuan,
Expiring 11/15/11	Barclays Capital Group	CNY	12,019	1,849,646	1,866,729	17,083
Expiring 11/15/11	Barclays Capital Group	CNY	3,781	588,482	587,245	(1,237)
Expiring 11/15/11	JPMorgan Chase	CNY	9,290	1,446,365	1,442,875	(3,490)
Expiring 11/15/11	JPMorgan Chase	CNY	1,487	231,116	230,953	(163)
Expiring 11/15/11	Royal Bank of Scotland	CNY	10,725	1,657,415	1,665,772	8,357
Expiring 02/13/12	Barclays Capital Group	CNY	3,316	518,579	517,161	(1,418)
Expiring 02/13/12	Citigroup Global Markets	CNY	79,600	12,349,318	12,415,893	66,575
Expiring 02/13/12	Citigroup Global Markets	CNY	58,700	9,100,070	9,155,941	55,871
Expiring 02/13/12	Hong Kong & Shanghai Bank	CNY	231,148	35,798,102	36,054,186	256,084
Expiring 02/13/12	Hong Kong & Shanghai Bank	CNY	8,354	1,300,000	1,303,014	3,014
Expiring 02/13/12	Hong Kong & Shanghai Bank	CNY	3,856	600,000	601,485	1,485
Expiring 06/01/12	Citigroup Global Markets	CNY	14,730	2,300,000	2,308,961	8,961
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	21,113	3,300,000	3,309,494	9,494
Expiring 06/01/12	JPMorgan Chase	CNY	17,275	2,700,000	2,707,768	7,768
Expiring 06/01/12	Royal Bank of Canada	CNY	14,745	2,300,000	2,311,304	11,304
Expiring 02/01/13	Citigroup Global Markets	CNY	6,313	1,000,000	998,740	(1,260)
Expiring 02/01/13	Goldman Sachs & Co.	CNY	3,155	500,000	499,133	(867)

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 07/18/11	Citigroup Global Markets	EUR	5,200	$7,440,669	$7,536,927	$96,258
Expiring 07/18/11	Citigroup Global Markets	EUR	3,615	5,127,592	5,239,613	112,021
Expiring 07/18/11	Citigroup Global Markets	EUR	2,280	3,225,911	3,304,653	78,742
Expiring 07/18/11	JPMorgan Chase	EUR	3,184	4,601,886	4,614,918	13,032
Expiring 07/18/11	Royal Bank of Canada	EUR	10,250	14,668,058	14,856,442	188,384
Expiring 07/18/11	Royal Bank of Canada	EUR	706	1,000,868	1,023,283	22,415
Expiring 07/18/11	Royal Bank of Canada	EUR	469	661,647	679,773	18,126
Expiring 07/18/11	Royal Bank of Canada	EUR	88	127,367	127,548	181
Indian Rupee,
Expiring 08/12/11	Barclays Capital Group	INR	1,224,758	26,988,938	27,175,101	186,163
Expiring 08/12/11	Deutsche Bank	INR	100,000	2,152,111	2,218,814	66,703
Expiring 08/12/11	Hong Kong & Shanghai Bank	INR	500,000	11,005,943	11,094,069	88,126
Expiring 08/12/11	Hong Kong & Shanghai Bank	INR	158,032	3,408,433	3,506,436	98,003
Indonesian Rupiah,
Expiring 07/27/11	Barclays Capital Group	IDR	22,504,795	2,436,902	2,613,342	176,440
Expiring 07/27/11	Barclays Capital Group	IDR	12,048,600	1,290,000	1,399,129	109,129
Expiring 07/27/11	Citigroup Global Markets	IDR	36,544,000	4,002,629	4,243,628	240,999
Expiring 07/27/11	Citigroup Global Markets	IDR	23,073,300	2,481,801	2,679,359	197,558
Expiring 07/27/11	Citigroup Global Markets	IDR	7,624,000	800,000	885,328	85,328
Expiring 07/27/11	Citigroup Global Markets	IDR	5,157,000	540,000	598,850	58,850
Expiring 07/27/11	Hong Kong & Shanghai Bank	IDR	23,738,300	2,559,661	2,756,581	196,920
Expiring 07/27/11	Hong Kong & Shanghai Bank	IDR	13,314,000	1,400,000	1,546,072	146,072
Expiring 07/27/11	Hong Kong & Shanghai Bank	IDR	12,872,400	1,360,000	1,494,792	134,792
Expiring 07/27/11	Hong Kong & Shanghai Bank	IDR	5,588,000	601,637	648,900	47,263
Expiring 07/27/11	JPMorgan Chase	IDR	21,780,000	2,500,000	2,529,176	29,176
Expiring 07/27/11	JPMorgan Chase	IDR	19,068,000	2,077,350	2,214,248	136,898
Expiring 07/27/11	JPMorgan Chase	IDR	14,818,900	1,700,000	1,720,827	20,827
Expiring 07/27/11	JPMorgan Chase	IDR	5,664,000	600,000	657,725	57,725
Expiring 07/27/11	Maybank	IDR	11,997,000	1,290,000	1,393,137	103,137
Expiring 07/27/11	Royal Bank of Scotland	IDR	5,103,000	540,000	592,580	52,580
Expiring 10/31/11	Deutsche Bank	IDR	36,978,000	3,986,846	4,225,292	238,446
Expiring 10/31/11	Royal Bank of Scotland	IDR	78,063,500	8,410,203	8,919,929	509,726
Expiring 01/31/12	Citigroup Global Markets	IDR	120,869,460	13,321,885	13,602,150	280,265
Expiring 07/02/12	Hong Kong & Shanghai Bank	IDR	240,895,295	26,662,457	26,493,296	(169,161)
Japanese Yen,
Expiring 07/14/11	Citigroup Global Markets	JPY	110,348	1,339,783	1,370,793	31,010
Expiring 07/14/11	JPMorgan Chase	JPY	827,733	9,881,550	10,282,477	400,927
Expiring 07/14/11	UBS Securities	JPY	416,777	4,925,155	5,177,394	252,239
Malaysian Ringgit,
Expiring 08/11/11	Barclays Capital Group	MYR	4,200	1,353,311	1,386,409	33,098
Expiring 08/11/11	Barclays Capital Group	MYR	4,200	1,359,972	1,386,409	26,437
Expiring 08/11/11	Barclays Capital Group	MYR	4,000	1,299,756	1,320,389	20,633
Expiring 08/11/11	Citigroup Global Markets	MYR	7,490	2,420,736	2,472,429	51,693
Expiring 08/11/11	Citigroup Global Markets	MYR	6,200	2,010,572	2,046,604	36,032
Expiring 08/11/11	Citigroup Global Markets	MYR	6,200	2,015,146	2,046,603	31,457
Expiring 08/11/11	Citigroup Global Markets	MYR	4,200	1,361,868	1,386,409	24,541
Expiring 08/11/11	Hong Kong & Shanghai Bank	MYR	6,908	2,244,783	2,280,418	35,635
Expiring 08/11/11	JPMorgan Chase	MYR	4,100	1,330,521	1,353,399	22,878
Mexican Peso,
Expiring 07/07/11	Citigroup Global Markets	MXN	23,059	1,900,000	1,968,218	68,218
Expiring 07/07/11	Deutsche Bank	MXN	29,684	2,400,000	2,533,696	133,696
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	37,893	3,100,000	3,234,324	134,324
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	32,878	2,700,000	2,806,275	106,275
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	31,764	2,600,000	2,711,238	111,238
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	27,011	2,200,000	2,305,467	105,467
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	27,009	2,200,000	2,305,373	105,373
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	27,005	2,200,000	2,304,997	104,997

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	21,851	$1,800,000	$1,865,089	$65,089
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	19,524	1,600,000	1,666,460	66,460
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	19,430	1,600,000	1,658,403	58,403
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	15,876	1,300,000	1,355,053	55,053
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	13,391	1,100,000	1,142,969	42,969
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	13,389	1,100,000	1,142,781	42,781
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	12,211	1,000,000	1,042,221	42,221
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	9,809	800,000	837,225	37,225
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	4,871	400,000	415,762	15,762
Expiring 07/07/11	Morgan Stanley	MXN	1,178,534	96,297,276	100,593,146	4,295,870
Expiring 07/07/11	Morgan Stanley	MXN	12,262	1,000,000	1,046,616	46,616
Expiring 07/07/11	Morgan Stanley	MXN	12,255	1,000,000	1,046,019	46,019
Expiring 07/07/11	Morgan Stanley	MXN	10,999	900,000	938,844	38,844
Expiring 07/07/11	Morgan Stanley	MXN	8,556	700,000	730,331	30,331
Expiring 07/07/11	UBS Securities	MXN	14,709	1,200,000	1,255,499	55,499
Expiring 07/07/11	UBS Securities	MXN	13,439	1,100,000	1,147,053	47,053
Expiring 11/18/11	Citigroup Global Markets	MXN	1,617,409	136,784,550	136,310,426	(474,124)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	31,034	2,600,000	2,615,420	15,420
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	10,751	900,000	906,020	6,020
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	9,542	800,000	804,205	4,205
Expiring 11/18/11	Morgan Stanley	MXN	10,751	900,000	906,096	6,096
Expiring 11/18/11	Morgan Stanley	MXN	10,747	900,000	905,755	5,755
Expiring 11/18/11	UBS Securities	MXN	10,737	900,000	904,920	4,920
Expiring 11/18/11	UBS Securities	MXN	9,554	800,000	805,183	5,183
New Taiwanese Dollar,
Expiring 01/11/12	Barclays Capital Group	TWD	132,597	4,626,541	4,637,571	11,030
Philippine Peso,
Expiring 11/15/11	Barclays Capital Group	PHP	50,200	1,131,650	1,145,021	13,371
Expiring 11/15/11	Barclays Capital Group	PHP	21,300	479,190	485,835	6,645
Expiring 11/15/11	Barclays Capital Group	PHP	21,200	480,726	483,555	2,829
Expiring 11/15/11	Barclays Capital Group	PHP	21,200	478,663	483,555	4,892
Expiring 11/15/11	Barclays Capital Group	PHP	16,477	367,955	375,827	7,872
Expiring 11/15/11	Citigroup Global Markets	PHP	70,224	1,600,000	1,601,752	1,752
Expiring 11/15/11	Citigroup Global Markets	PHP	61,894	1,400,000	1,411,751	11,751
Expiring 11/15/11	Citigroup Global Markets	PHP	54,375	1,250,000	1,240,249	(9,751)
Expiring 11/15/11	Citigroup Global Markets	PHP	53,460	1,200,000	1,219,379	19,379
Expiring 11/15/11	Citigroup Global Markets	PHP	47,735	1,100,000	1,088,785	(11,215)
Expiring 11/15/11	Citigroup Global Markets	PHP	47,410	1,100,000	1,081,383	(18,617)
Expiring 11/15/11	Citigroup Global Markets	PHP	41,600	938,417	948,862	10,445
Expiring 11/15/11	Deutsche Bank	PHP	55,063	1,250,000	1,255,930	5,930
Expiring 11/15/11	Goldman Sachs & Co.	PHP	92,232	2,100,000	2,103,736	3,736
Expiring 11/15/11	JPMorgan Chase	PHP	92,610	2,100,000	2,112,358	12,358
Expiring 11/15/11	JPMorgan Chase	PHP	53,244	1,200,000	1,214,452	14,452
Expiring 11/15/11	JPMorgan Chase	PHP	47,410	1,100,000	1,081,383	(18,617)
Expiring 03/15/12	Citigroup Global Markets	PHP	1,225,228	28,221,308	27,720,826	(500,482)
Expiring 03/15/12	Citigroup Global Markets	PHP	172,800	3,985,700	3,909,606	(76,094)
Expiring 03/15/12	Morgan Stanley	PHP	207,716	4,770,134	4,699,570	(70,564)
Singapore Dollar,
Expiring 09/09/11	Barclays Capital Group	SGD	2,900	2,268,150	2,361,200	93,050
Expiring 09/09/11	Citigroup Global Markets	SGD	3,600	2,812,720	2,931,146	118,426
Expiring 09/09/11	Citigroup Global Markets	SGD	2,000	1,565,478	1,628,414	62,936
Expiring 09/09/11	Deutsche Bank	SGD	10,000	8,116,225	8,142,071	25,846
Expiring 09/09/11	Deutsche Bank	SGD	6,800	5,522,349	5,536,608	14,259
Expiring 09/09/11	Deutsche Bank	SGD	5,100	3,998,902	4,152,456	153,554
Expiring 09/09/11	Goldman Sachs & Co.	SGD	9,000	7,310,001	7,327,864	17,863
Expiring 09/09/11	Goldman Sachs & Co.	SGD	1,403	1,141,342	1,142,161	819
Expiring 09/09/11	JPMorgan Chase	SGD	7,000	5,687,034	5,699,449	12,415

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Singapore Dollar (cont’d.)
Expiring 09/09/11	JPMorgan Chase	SGD	6,160	$4,837,539	$5,015,536	$177,997
Expiring 09/09/11	JPMorgan Chase	SGD	2,200	1,719,926	1,791,256	71,330
Expiring 09/09/11	JPMorgan Chase	SGD	1,100	858,778	895,628	36,850
Expiring 09/09/11	Royal Bank of Canada	SGD	10,000	8,045,247	8,142,071	96,824
Expiring 09/09/11	Royal Bank of Canada	SGD	2,000	1,555,536	1,628,414	72,878
Expiring 09/09/11	Royal Bank of Scotland	SGD	4,400	3,455,859	3,582,511	126,652
Expiring 09/09/11	UBS Securities	SGD	5,800	4,722,070	4,722,401	331
South African Rand,
Expiring 07/28/11	Citigroup Global Markets	ZAR	4,874	700,000	717,856	17,856
Expiring 07/28/11	Deutsche Bank	ZAR	200,371	28,213,332	29,510,602	1,297,270
Expiring 07/28/11	Hong Kong & Shanghai Bank	ZAR	7,664	1,100,000	1,128,789	28,789
Expiring 07/28/11	Hong Kong & Shanghai Bank	ZAR	2,787	400,000	410,410	10,410
Expiring 07/28/11	Morgan Stanley	ZAR	18,827	2,755,591	2,772,799	17,208
Expiring 09/13/11	Barclays Capital Group	ZAR	10,642	1,400,000	1,556,255	156,255
Expiring 09/13/11	Morgan Stanley	ZAR	5,319	700,000	777,871	77,871
Expiring 09/13/11	UBS Securities	ZAR	4,560	600,000	666,835	66,835
Expiring 10/28/11	Hong Kong & Shanghai Bank	ZAR	225,126	31,994,966	32,701,081	706,115
South Korean Won,
Expiring 08/12/11	Goldman Sachs & Co.	KRW	6,989,260	6,200,000	6,528,429	328,429
Expiring 08/12/11	JPMorgan Chase	KRW	108,364,286	98,678,948	101,219,379	2,540,431
Expiring 08/12/11	Morgan Stanley	KRW	1,150,020	1,022,922	1,074,194	51,272
Expiring 08/12/11	Royal Bank of Canada	KRW	1,443,000	1,292,432	1,347,857	55,425
Turkish New Lira,
Expiring 07/27/11	Hong Kong & Shanghai Bank	TRY	2,779	1,800,000	1,703,419	(96,581)
Expiring 07/27/11	Hong Kong & Shanghai Bank	TRY	2,481	1,600,000	1,520,771	(79,229)
Expiring 07/27/11	Hong Kong & Shanghai Bank	TRY	2,320	1,500,000	1,422,339	(77,661)
Expiring 07/27/11	JPMorgan Chase	TRY	41,283	26,006,673	25,305,511	(701,162)
Expiring 07/27/11	JPMorgan Chase	TRY	2,636	1,700,000	1,615,610	(84,390)
Expiring 07/27/11	JPMorgan Chase	TRY	2,623	1,700,000	1,607,586	(92,414)
Expiring 07/27/11	JPMorgan Chase	TRY	2,167	1,400,000	1,328,100	(71,900)
Expiring 10/27/11	Hong Kong & Shanghai Bank	TRY	56,288	33,485,930	33,891,413	405,483

				$1,211,143,011	$1,232,881,381	$21,738,370

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 08/02/11	Barclays Capital Group	BRL	207,871	$130,000,788	$132,136,129	$(2,135,341)
Expiring 08/02/11	Barclays Capital Group	BRL	329	200,000	209,108	(9,108)
Expiring 08/02/11	Barclays Capital Group	BRL	165	100,000	104,675	(4,675)
Expiring 08/02/11	Citigroup Global Markets	BRL	163	100,000	103,740	(3,740)
Expiring 08/02/11	Hong Kong & Shanghai Bank	BRL	165	100,000	104,592	(4,592)
Expiring 08/02/11	Hong Kong & Shanghai Bank	BRL	164	100,000	104,528	(4,528)
Expiring 08/02/11	Morgan Stanley	BRL	163	100,000	103,766	(3,766)
Expiring 08/02/11	Morgan Stanley	BRL	163	100,000	103,670	(3,670)
Expiring 08/02/11	UBS Securities	BRL	817	500,000	519,083	(19,083)
British Pound,
Expiring 09/13/11	BNP Paribas	GBP	2,567	4,094,211	4,116,005	(21,794)
Expiring 09/13/11	Royal Bank of Canada	GBP	7,920	12,963,575	12,699,166	264,409
Expiring 09/13/11	UBS Securities	GBP	52,629	86,417,502	84,386,920	2,030,582
Canadian Dollar,
Expiring 09/19/11	BNP Paribas	CAD	8,708	8,849,593	9,010,204	(160,611)
Expiring 09/19/11	Citigroup Global Markets	CAD	8,928	9,022,000	9,237,839	(215,839)
Expiring 09/19/11	Deutsche Bank	CAD	9,799	9,946,961	10,139,066	(192,105)

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 09/19/11	Royal Bank of Canada	CAD	9,800	$9,937,606	$10,140,101	$(202,495)
Expiring 09/19/11	Royal Bank of Canada	CAD	7,213	7,296,044	7,463,322	(167,278)
Euro,
Expiring 07/18/11	Barclays Capital Group	EUR	23,525	33,278,842	34,097,346	(818,504)
Expiring 07/18/11	Barclays Capital Group	EUR	12,355	17,767,108	17,907,448	(140,340)
Expiring 07/18/11	Barclays Capital Group	EUR	8,354	11,938,534	12,108,362	(169,828)
Expiring 07/18/11	Barclays Capital Group	EUR	5,143	7,517,780	7,454,310	63,470
Expiring 07/18/11	Barclays Capital Group	EUR	2,800	4,035,318	4,058,345	(23,027)
Expiring 07/18/11	BNP Paribas	EUR	25,341	36,425,660	36,729,472	(303,812)
Expiring 07/18/11	BNP Paribas	EUR	11,014	15,503,857	15,963,790	(459,933)
Expiring 07/18/11	BNP Paribas	EUR	7,000	10,008,897	10,145,863	(136,966)
Expiring 07/18/11	BNP Paribas	EUR	6,458	9,362,938	9,360,283	2,655
Expiring 07/18/11	Citigroup Global Markets	EUR	5,493	7,877,753	7,961,603	(83,850)
Expiring 07/18/11	Citigroup Global Markets	EUR	3,491	4,931,798	5,059,887	(128,089)
Expiring 07/18/11	Citigroup Global Markets	EUR	1,894	2,675,688	2,745,181	(69,493)
Expiring 07/18/11	Citigroup Global Markets	EUR	1,258	1,836,001	1,823,357	12,644
Expiring 07/18/11	Deutsche Bank	EUR	4,000	5,839,740	5,797,636	42,104
Expiring 07/18/11	Hong Kong & Shanghai Bank	EUR	3,860	5,627,784	5,594,719	33,065
Expiring 07/18/11	JPMorgan Chase	EUR	296,140	427,303,367	429,227,969	(1,924,602)
Expiring 07/18/11	JPMorgan Chase	EUR	8,640	12,280,879	12,522,894	(242,015)
Expiring 07/18/11	Royal Bank of Canada	EUR	13,968	20,123,977	20,245,344	(121,367)
Expiring 07/18/11	Royal Bank of Canada	EUR	11,498	16,758,622	16,665,304	93,318
Expiring 07/18/11	Royal Bank of Canada	EUR	9,707	13,775,019	14,069,413	(294,394)
Expiring 07/18/11	Royal Bank of Canada	EUR	8,689	12,504,687	12,593,914	(89,227)
Expiring 07/18/11	Royal Bank of Canada	EUR	7,000	10,042,546	10,145,863	(103,317)
Expiring 07/18/11	Royal Bank of Canada	EUR	3,753	5,435,793	5,439,632	(3,839)
Expiring 07/18/11	Royal Bank of Canada	EUR	947	1,361,293	1,372,590	(11,297)
Expiring 07/18/11	Royal Bank of Canada	EUR	344	487,242	498,597	(11,355)
Expiring 07/18/11	UBS Securities	EUR	29,143	41,012,944	42,240,125	(1,227,181)
Expiring 07/18/11	UBS Securities	EUR	8,974	13,071,914	13,006,996	64,918
Indonesian Rupiah,
Expiring 07/27/11	Hong Kong & Shanghai Bank	IDR	240,895,295	27,865,274	27,973,674	(108,400)
Japanese Yen,
Expiring 07/14/11	Barclays Capital Group	JPY	1,324,009	15,826,259	16,447,444	(621,185)
Expiring 07/14/11	BNP Paribas	JPY	252	3,058	3,131	(73)
Mexican Peso,
Expiring 07/07/11	Citigroup Global Markets	MXN	1,617,409	138,453,083	138,053,058	400,025
South African Rand,
Expiring 07/28/11	Barclays Capital Group	ZAR	4,696	700,000	691,567	8,433
Expiring 07/28/11	Credit Suisse First Boston Corp.	ZAR	2,686	400,000	395,646	4,354
Expiring 07/28/11	Hong Kong & Shanghai Bank	ZAR	225,126	32,431,921	33,156,526	(724,605)
Expiring 07/28/11	Morgan Stanley	ZAR	2,015	300,000	296,717	3,283
Turkish New Lira,
Expiring 07/27/11	Hong Kong & Shanghai Bank	TRY	56,288	34,072,744	34,503,336	(430,592)

				$1,278,666,600	$1,287,039,256	$(8,372,656)

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(2)	06/15/41		$14,400	4.25%	3 month LIBOR	$(460,424)	$320,514	$(780,938)
BNP Paribas(2)	06/15/41		7,100	4.25%	3 month LIBOR	(240,193)	308,259	(548,452)
Citigroup, Inc.(2)	06/15/41		20,500	4.25%	3 month LIBOR	(693,515)	786,229	(1,479,744)
Citigroup, Inc.(2)	12/21/41		21,600	4.00%	3 month LIBOR	657,931	264,007	393,924
Citigroup, Inc.(2)	06/15/21		56,500	3.50%	3 month LIBOR	(1,224,209)	(211,846)	(1,012,363)
Credit Suisse International(2)	06/15/41		7,100	4.25%	3 month LIBOR	(227,002)	221,716	(448,718)
Deutsche Bank AG(2)	12/21/41		13,300	4.00%	3 month LIBOR	405,114	(53,186)	458,300
Deutsche Bank AG(2)	06/15/21		32,400	3.50%	3 month LIBOR	(751,598)	513,638	(1,265,236)
Deutsche Bank AG(2)	06/15/41		34,500	4.25%	3 month LIBOR	(1,167,135)	(1,275,636)	108,501
HSBC Bank USA, N.A.(2)	06/15/21		29,100	3.50%	3 month LIBOR	(675,046)	(119,442)	(555,604)
HSBC Bank USA, N.A.(2)	06/15/41		80,900	4.25%	3 month LIBOR	(2,736,847)	913,902	(3,650,749)
Morgan Stanley Capital Services, Inc.(2)	06/15/21		10,800	3.50%	3 month LIBOR	(250,533)	15,279	(265,812)
Morgan Stanley Capital Services, Inc.(2)	12/21/41		22,300	4.00%	3 month LIBOR	679,253	302,571	376,682
Morgan Stanley Capital Services, Inc.(2)	06/15/41		76,100	4.25%	3 month LIBOR	(2,433,076)	788,508	(3,221,584)
Royal Bank of Scotland PLC(2)	06/15/41		66,600	4.25%	3 month LIBOR	(2,129,341)	1,173,625	(3,302,966)
UBS AG(2)	06/15/41		2,800	4.25%	3 month LIBOR	(94,724)	104,299	(199,023)
UBS AG(2)	06/15/21		29,400	3.50%	3 month LIBOR	(682,006)	392,798	(1,074,804)
Barclays Bank PLC(1)	01/02/12	BRL	2,400	10.60%	Brazilian interbank lending rate	6,189	—	6,189
Barclays Bank PLC(1)	01/02/12	BRL	8,000	10.84%	Brazilian interbank lending rate	50,489	3,644	46,845
Barclays Bank PLC(1)	01/02/14	BRL	12,500	11.99%	Brazilian interbank lending rate	26,795	39,548	(12,753)
Barclays Bank PLC(1)	01/02/13	BRL	125,800	11.91%	Brazilian interbank lending rate	415,685	58,344	357,341
Credit Suisse International(1)	01/02/12	BRL	2,300	11.76%	Brazilian interbank lending rate	22,485	3,131	19,354
Credit Suisse International(1)	01/02/13	BRL	309,200	12.48%	Brazilian interbank lending rate	2,367,699	137,231	2,230,468
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,200	14.77%	Brazilian interbank lending rate	80,037	2,159	77,878
HSBC Bank USA, N.A.(1)	01/02/12	BRL	2,200	10.61%	Brazilian interbank lending rate	6,008	—	6,008
HSBC Bank USA, N.A.(1)	01/02/12	BRL	20,500	11.14%	Brazilian interbank lending rate	218,620	25,385	193,235
HSBC Bank USA, N.A.(1)	01/02/12	BRL	24,400	11.36%	Brazilian interbank lending rate	225,226	26,471	198,755

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
HSBC Bank USA, N.A.(1)	01/02/13	BRL	35,600	12.30%	Brazilian interbank lending rate	$367,229	$63,069	$304,160
HSBC Bank USA, N.A.(1)	01/02/13	BRL	40,600	11.88%	Brazilian interbank lending rate	94,928	(16,946)	111,874
HSBC Bank USA, N.A.(1)	01/02/14	BRL	93,700	12.54%	Brazilian interbank lending rate	1,195,408	76,620	1,118,788
HSBC Bank USA, N.A.(1)	01/02/13	BRL	235,700	11.89%	Brazilian interbank lending rate	951,716	63,170	888,546
Merrill Lynch & Co.(1)	01/02/12	BRL	4,200	14.77%	Brazilian interbank lending rate	280,130	4,654	275,476
Merrill Lynch & Co.(1)	01/02/12	BRL	20,800	11.98%	Brazilian interbank lending rate	461,259	—	461,259
Merrill Lynch & Co.(1)	01/02/12	BRL	26,900	12.54%	Brazilian interbank lending rate	880,149	(23,771)	903,920
Morgan Stanley Capital Services, Inc.(1)	01/02/14	BRL	12,800	11.89%	Brazilian interbank lending rate	(32,087)	(1,614)	(30,473)
Morgan Stanley Capital Services, Inc.(1)	01/02/13	BRL	13,600	11.98%	Brazilian interbank lending rate	69,055	11,558	57,497
Morgan Stanley Capital Services, Inc.(1)	01/02/13	BRL	35,900	12.59%	Brazilian interbank lending rate	325,933	76,669	249,264
Morgan Stanley Capital Services, Inc.(1)	01/02/14	BRL	60,900	12.51%	Brazilian interbank lending rate	747,373	30,919	716,454
Royal Bank of Scotland PLC(1)	01/02/13	BRL	12,500	11.95%	Brazilian interbank lending rate	(9,021)	8,201	(17,222)
Royal Bank of Scotland PLC(1)	01/02/13	BRL	125,000	12.61%	Brazilian interbank lending rate	1,273,316	(3,419)	1,276,735
UBS AG(1)	01/02/13	BRL	12,000	12.07%	Brazilian interbank lending rate	80,345	15,047	65,298
UBS AG(1)	01/02/12	BRL	24,000	10.58%	Brazilian interbank lending rate	(272,176)	17,682	(289,858)
UBS AG(1)	01/02/12	BRL	26,200	12.54%	Brazilian interbank lending rate	857,245	(1,845)	859,090
UBS AG(1)	01/02/14	BRL	27,500	12.25%	Brazilian interbank lending rate	210,903	47,932	162,971
UBS AG(1)	01/02/12	BRL	31,700	11.42%	Brazilian interbank lending rate	122,618	—	122,618
Barclays Bank PLC(1)	09/21/21	EUR	304,400	3.50%	6 month Euribor	857,633	5,043,971	(4,186,338)
Citigroup, Inc.(1)	09/21/21	EUR	12,000	3.65%	6 month Euribor	254,172	14,641	239,531
Credit Suisse International(1)	09/21/21	EUR	15,900	3.50%	6 month Euribor	44,798	(37,241)	82,039
HSBC Bank USA, N.A.(1)	09/21/21	EUR	36,400	3.50%	6 month Euribor	102,555	504,570	(402,015)
Morgan Stanley Capital Services, Inc.(1)	09/21/21	EUR	63,100	3.50%	6 month Euribor	177,782	(302,360)	480,142
Morgan Stanley Capital Services, Inc.(1)	09/21/21	EUR	71,200	3.65%	6 month Euribor	1,508,084	346,685	1,161,399
Morgan Stanley Capital Services, Inc.(1)	03/05/13	MXN	38,200	6.50%	28 day Mexican interbank rate	26,566	(1,251)	27,817

						$1,971,795	$10,678,089	$(8,706,294)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices – Sell Protection(1)
Barclays Bank PLC	06/20/15	$31,100	5.00%	Dow Jones CDX EM13 Index	$3,551,190	$3,030,537	$520,653
Barclays Bank PLC	06/20/15	500	5.00%	Dow Jones CDX EM13 Index	57,162	47,114	10,048
Barclays Bank PLC	12/20/15	20,500	5.00%	Dow Jones CDX EM14 Index	2,521,205	2,380,711	140,494
Barclays Bank PLC	06/20/16	6,800	5.00%	Dow Jones CDX EM15 Index	901,097	865,621	35,476
Barclays Bank PLC	06/20/16	54,300	5.00%	Dow Jones CDX HY-16 5Y Index	962,673	1,403,934	(441,261)
Barclays Bank PLC	12/20/12	38,291	0.76%	Dow Jones CDX IG 9 5Y Index	414,743	—	414,743
BNP Paribas	06/20/16	334,100	1.00%	Dow Jones CDX IG 16 5Y Index	1,368,111	992,636	375,475
Citigroup, Inc.	06/20/12	15,022	0.36%	Dow Jones CDX HY-8 Index	48,330	—	48,330
Citigroup, Inc.	06/20/12	4,815	0.36%	Dow Jones CDX HY-8 Index	15,735	—	15,735
Citigroup, Inc.	06/20/12	4,044	0.40%	Dow Jones CDX HY-8 Index	14,897	—	14,897
Citigroup, Inc.	12/20/15	26,300	5.00%	Dow Jones CDX EM14 Index	3,238,174	3,034,479	203,695
Credit Suisse International	06/20/15	7,900	5.00%	Dow Jones CDX EM13 Index	903,168	733,579	169,589
Credit Suisse International	06/20/15	1,000	5.00%	Dow Jones CDX EM13 Index	114,325	104,795	9,530
Credit Suisse International	06/20/16	103,900	1.00%	Dow Jones CDX IG 16 5Y Index	419,545	471,772	(52,227)
Deutsche Bank AG	12/20/14	4,000	5.00%	Dow Jones CDX EM12 Index	408,202	275,153	133,049
Deutsche Bank AG	06/20/16	17,300	1.00%	Dow Jones CDX IG 16 5Y Index	70,842	79,999	(9,157)
Deutsche Bank AG	12/20/12	25,463	0.71%	Dow Jones CDX IG 9 5Y Index	255,513	—	255,513
Deutsche Bank AG	06/20/15	22,400	5.00%	Dow Jones CDX EM13 Index	2,560,881	2,166,597	394,284
Deutsche Bank AG	12/20/15	12,400	5.00%	Dow Jones CDX EM14 Index	1,525,021	1,322,371	202,650
Deutsche Bank AG	06/20/16	3,000	5.00%	Dow Jones CDX EM15 Index	397,543	384,695	12,848
Deutsche Bank AG	06/20/13	5,208	0.53%	Dow Jones CDX IG 10 5Y Index	47,190	—	47,190
HSBC Bank USA, N.A.	06/20/15	29,800	5.00%	Dow Jones CDX EM13 Index	3,406,886	2,862,351	544,535
HSBC Bank USA, N.A.	12/20/15	42,400	5.00%	Dow Jones CDX EM14 Index	5,220,479	4,826,004	394,475
Morgan Stanley Capital Services, Inc.	06/20/15	15,200	5.00%	Dow Jones CDX EM13 Index	1,735,630	1,506,062	229,568
Morgan Stanley Capital Services, Inc.	12/20/15	6,700	5.00%	Dow Jones CDX EM14 Index	824,934	744,260	80,674
Morgan Stanley Capital Services, Inc.	06/20/16	11,300	1.00%	Dow Jones CDX IG 16 5Y Index	46,273	52,917	(6,644)
UBS AG	12/20/15	2,200	5.00%	Dow Jones CDX EM14 Index	270,874	261,757	9,117

					$31,300,623	$27,547,344	$3,753,279

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount (000)#(3)		Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1)

Bank of America N.A.	06/20/16		$30,000	1.00%	Metlife, Inc., 5.00%, due 06/15/15	1.496%	$(679,886)	$(720,145)	$40,259
Barclays Bank PLC	06/20/15		1,200	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.941%	3,196	(13,316)	16,512
Barclays Bank PLC	09/20/15		18,000	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.969%	31,972	(118,539)	150,511
Barclays Bank PLC	03/20/16		1,300	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.790%	13,259	14,248	(989)
Barclays Bank PLC	06/20/16		5,000	1.00%	Republic of Indonesia, 6.75%, due 03/10/14	1.341%	(75,986)	(79,215)	3,229
Barclays Bank PLC	06/20/16		6,000	1.00%	Republic of Indonesia, 6.75%, due 03/10/14	1.341%	(91,185)	(93,692)	2,507
Barclays Bank PLC	03/20/16		8,100	1.00%	Republic of Italy, 6.875%, due 09/27/23	1.685%	(233,138)	(249,807)	16,669
Barclays Bank PLC	03/20/16		5,400	1.00%	Republic of Italy, 6.875%, due 09/27/23	1.685%	(155,425)	(193,208)	37,783
Barclays Bank PLC	09/20/15		15,000	1.00%	United Mexican States, 7.50%, due 04/08/33	0.939%	39,761	(96,839)	136,600
Barclays Bank PLC	03/20/16		1,200	1.00%	United Mexican States, 7.50%, due 04/08/33	1.022%	(308)	(8,558)	8,250
BNP Paribas	03/20/16		1,100	1.00%	Bonos Y Oblig Del Estado, 6.50%, due 07/30/17	2.594%	(73,023)	(56,245)	(16,778)
BNP Paribas	03/20/16		600	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.790%	6,119	6,657	(538)
BNP Paribas	03/20/16	EUR	22,200	0.25%	U.S. Treasury Note, 4.875%, due 08/15/16	0.493%	(331,933)	(277,440)	(54,493)
Citigroup, Inc.	03/20/21		4,300	1.00%	Alcoa, Inc., 5.72%, due 02/23/19	2.455%	(474,219)	(432,324)	(41,895)
Citigroup, Inc.	06/20/15		3,100	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.705%	38,761	38,933	(172)
Citigroup, Inc.	06/20/16		1,700	1.00%	Republic of Indonesia, 6.75%, due 03/10/14	1.341%	(25,836)	(31,025)	5,189
Citigroup, Inc.	06/20/16		4,200	1.00%	Republic of Indonesia, 6.75%, due 03/10/14	1.341%	(63,829)	(74,778)	10,949
Citigroup, Inc.	06/20/21		3,500	1.00%	Republic of Indonesia, 6.75%, due 03/10/14	1.873%	(231,289)	(245,471)	14,182
Citigroup, Inc.	03/20/16		600	1.00%	Republic of Kazakhstan	1.504%	(13,446)	(15,978)	2,532
Citigroup, Inc.	03/20/16		32,100	1.00%	United Mexican States, 7.50%, due 04/08/33	1.022%	(8,251)	(243,052)	234,801
Citigroup, Inc.	03/20/16		900	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	1.053%	(1,618)	(9,269)	7,651
Citigroup, Inc.	03/20/16		13,100	1.00%	Bonos Y Oblig Del Estado, 6.50%, due 07/30/17	2.594%	(869,642)	(745,104)	(124,538)
Citigroup, Inc.	06/20/15		1,700	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.941%	4,472	(37,344)	41,816
Citigroup, Inc.	09/20/15		1,200	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.969%	2,097	(15,757)	17,854
Citigroup, Inc.	03/20/16		65,300	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.047%	(107,676)	(429,501)	321,825
Citigroup, Inc.	06/20/16		18,600	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.080%	(62,222)	(63,824)	1,602
Citigroup, Inc.	03/20/16		13,400	1.00%	General Electirc Capital Corp., 5.625%, due 09/15/17	1.280%	(149,505)	(123,531)	(25,974)
Citigroup, Inc.	12/20/13		2,700	4.80%	General Electric Capital Corp., 5.875%, due 09/15/17	0.772%	270,433	—	270,433
Citigroup, Inc.	09/20/11		25,000	5.00%	MBIA Insurance Corp.	5.991%	(230,796)	(113,095)	(117,701)

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)

Citigroup, Inc.	06/20/16	19,800	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.816%	$182,945	$207,903	$(24,958)
Citigroup, Inc.	06/20/16	9,800	1.00%	United Mexican States, 7.50%, due 04/08/33	1.058%	(16,633)	(22,141)	5,508
Citigroup, Inc.	03/20/21	2,200	1.00%	United Mexican States, 7.50%, due 04/08/33	1.451%	(71,498)	(90,169)	18,671
Credit Suisse International	06/20/16	4,400	1.00%	Arcelor Mittal, 6.125%, due 06/01/18	2.249%	(245,517)	(215,832)	(29,685)
Credit Suisse International	06/20/15	8,100	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.941%	21,351	(162,300)	183,651
Credit Suisse International	09/20/15	7,900	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.969%	13,812	(81,203)	95,015
Deutsche Bank AG	03/20/13	4,200	0.85%	Berkshire Hathaway, 4.625%, due 10/15/13	0.443%	32,532	—	32,532
Deutsche Bank AG	06/20/15	6,500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.941%	17,315	(54,950)	72,265
Deutsche Bank AG	06/20/15	1,800	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.941%	4,735	(13,233)	17,968
Deutsche Bank AG	12/20/15	43,800	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.010%	2,422	(222,188)	224,610
Deutsche Bank AG	06/20/16	11,800	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.080%	(39,473)	(40,541)	1,068
Deutsche Bank AG	03/20/16	4,400	0.25%	France (Govt of), 4.25%, due 04/25/19	0.732%	(97,604)	(162,339)	64,735
Deutsche Bank AG	03/20/13	10,000	2.07%	Metlife, Inc., 5.00%, due 06/15/15	0.593%	257,498	—	257,498
Deutsche Bank AG	06/20/16	8,600	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.816%	79,461	93,136	(13,675)
Deutsche Bank AG	06/20/16	3,500	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.816%	32,339	36,962	(4,623)
Deutsche Bank AG	09/20/16	2,500	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.840%	20,737	13,519	7,218
Deutsche Bank AG	09/20/15	1,300	1.00%	Republic of Indonesia, 6.75%, due 03/10/14	1.144%	(7,299)	(25,237)	17,938
Deutsche Bank AG	03/20/16	600	1.00%	Republic of Kazakhstan	1.504%	(13,537)	(16,754)	3,217
Deutsche Bank AG	06/20/16	3,000	1.00%	Republic of Korea, 4.875%, due 09/22/14	0.983%	4,715	996	3,719
Deutsche Bank AG	06/20/16	2,400	1.00%	Republic of Korea, 4.875%, due 09/22/14	0.983%	3,771	1,360	2,411
Deutsche Bank AG	06/20/15	15,800	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.459%	325,924	139,248	186,676
Deutsche Bank AG	03/20/15	4,500	0.95%	Japan Gov’t. Series 55, 2.00%, due 03/21/22	0.700%	53,026	38,126	14,900
HSBC Bank USA, N.A.	03/20/16	2,500	1.00%	Arab Republic of Egypt, 5.75%, due 04/29/20	3.027%	(218,914)	(288,082)	69,168
HSBC Bank USA, N.A.	06/20/15	13,400	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.941%	35,695	(113,281)	148,976
HSBC Bank USA, N.A.	09/20/15	20,300	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.969%	36,058	(138,961)	175,019
HSBC Bank USA, N.A.	03/20/16	1,900	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.047%	(3,424)	(6,520)	3,096
HSBC Bank USA, N.A.	03/20/16	700	1.00%	Republic of Kazakhstan	1.504%	(15,686)	(18,949)	3,263

SEE NOTES TO FINANCIAL STATEMENTS.

A320

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)

HSBC Bank USA, N.A.	09/20/15	16,000	1.00%	United Mexican States, 7.50%, due 04/08/33	0.939%	$42,413	$(103,295)	$145,708
HSBC Bank USA, N.A.	03/20/16	31,500	1.00%	United Mexican States, 7.50%, due 04/08/33	1.022%	(12,908)	(291,633)	278,725
HSBC Bank USA, N.A.	03/20/21	26,800	1.00%	United Mexican States, 7.50%, due 04/08/33	1.451%	(875,070)	(1,197,789)	322,719
JPMorgan Chase Bank	03/20/16	100	0.92%	United Mexican States, 7.50%, due 04/08/33	1.025%	(167)	—	(167)
Morgan Stanley Capital Services, Inc.	03/20/16	10,900	1.00%	Bonos Y Oblig Del Estado, 6.50%, due 07/30/17	2.594%	(723,595)	(617,831)	(105,764)
Morgan Stanley Capital Services, Inc.	03/20/16	11,000	1.00%	Bonos Y Oblig Del Estado, 6.50%, due 07/30/17	2.594%	(730,234)	(562,454)	(167,780)
Morgan Stanley Capital Services, Inc.	06/20/15	1,800	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.941%	4,745	(13,397)	18,142
Morgan Stanley Capital Services, Inc.	03/20/16	800	0.25%	France (Govt of), 4.25%, due 04/25/19	0.732%	(17,746)	(25,819)	8,073
Morgan Stanley Capital Services, Inc.	09/20/11	3,400	1.00%	General Electric Capital Corp., 5.625%, due 09/15/17	0.349%	6,040	(6,331)	12,371
Morgan Stanley Capital Services, Inc.	12/20/15	13,800	1.00%	General Electric Capital Corp., 5.875%, due 09/15/17	1.243%	(118,167)	(241,157)	122,990
Morgan Stanley Capital Services, Inc.	09/20/11	800	1.00%	General Electric Capital Corp., 6.00%, due 06/15/12	0.349%	2,408	—	2,408
Morgan Stanley Capital Services, Inc.	03/20/16	41,800	1.00%	Japan Govt-55, 2.00%, due 03/21/22	0.842%	333,206	(292,066)	625,272
Morgan Stanley Capital Services, Inc.	09/20/16	1,700	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.840%	14,101	8,206	5,895
Morgan Stanley Capital Services, Inc.	03/20/16	25,000	1.00%	Republic of Italy, 6.875%, due 09/27/23	1.685%	(719,563)	(771,009)	51,446
Morgan Stanley Capital Services, Inc.	06/20/15	15,700	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.459%	323,862	138,367	185,495
Morgan Stanley Capital Services, Inc.	06/20/16	3,500	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.586%	69,896	59,865	10,031
Morgan Stanley Capital Services, Inc.	03/20/16	36,900	1.00%	United Mexican States, 7.50%, due 04/08/33	1.022%	(9,485)	(216,159)	206,674
Royal Bank of Scotland PLC	12/20/15	3,800	0.25%	France (Govt of), 4.25%, due 04/25/19	0.696%	(73,833)	(65,371)	(8,462)
Royal Bank of Scotland PLC	03/20/16	800	0.25%	France (Govt of), 4.25%, due 04/25/19	0.732%	(17,746)	(24,769)	7,023
Royal Bank of Scotland PLC	06/20/15	9,300	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.705%	116,284	120,309	(4,025)

SEE NOTES TO FINANCIAL STATEMENTS.

A321

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2011(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)

Royal Bank of Scotland PLC	03/20/16	47,200	1.00%	Republic of Italy, 6.875%, due 09/27/23	1.685%	$(1,358,535)	$(1,323,761)	$(34,774)
UBS AG	03/20/15	3,500	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	0.828%	24,436	(46,272)	70,708
UBS AG	09/20/15	900	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.969%	1,573	(7,218)	8,791
UBS AG	03/20/16	4,300	0.25%	France (Govt of), 4.25%, due 04/25/19	0.732%	(95,565)	(158,471)	62,906
UBS AG	09/20/15	5,000	0.25%	France (Gov’t of), 4.25%, due 04/25/19	0.655%	(83,234)	(110,887)	27,653
UBS AG	09/20/11	2,000	1.00%	Morgan Stanley, 6.60%, due 04/01/12	0.546%	3,039	(1,805)	4,844
UBS AG	09/20/16	2,400	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.840%	19,908	12,181	7,727
UBS AG	06/20/21	1,700	1.00%	Republic of Indonesia, 6.75%, due 03/10/14	1.873%	(112,341)	(121,605)	9,264
UBS AG	12/20/15	6,900	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.522%	142,033	136,692	5,341

						$(6,918,637)	$(11,292,128)	$4,373,491

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1) If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A322

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2	–

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$44,200	$—	$—
Preferred Stocks	66,119,854	—	—
Asset-Backed Securities	—	389,359,035	—
Bank Loans	—	47,133,953	—
Commercial Mortgage-Backed Securities	—	169,898,473	—
Convertible Bond	—	44,144,750	—
Corporate Bonds	—	3,655,224,627	875,645
Foreign Government Bonds	—	566,058,919	—
Municipal Bonds	—	353,598,117	—
Residential Mortgage-Backed Securities	—	439,946,252	12,542,481
U.S. Government Mortgage-Backed Obligations	—	2,310,626,698	—
U.S. Government Agency Obligations	—	514,631,884	—
U.S. Treasury Obligations	—	358,319,495	—
Commercial Paper	—	1,325,518,016	—
Repurchase Agreements	—	1,913,700,000	—
Certificates of Deposit	—	266,012,361	—
Affiliated Money Market Mutual Fund	18,194,519	—	—
Purchased Options	—	788,960	—
Written Options	(740,513)	(12,034,878)	(7,501,264)
Short Sales – U.S. Government Mortgage-Backed Obligations	—	(97,768,750)	—
Short Sales – U.S. Treasury Obligations	—	(25,877,289)	—
Other Financial Instruments*
Futures	34,908,471	—	—
Forward Foreign Currency Exchange Contracts	—	13,365,714	—
Interest Rate Swaps	—	(8,706,294)	—
Credit Default Swaps	—	8,126,770	—

Total	$118,526,531	$12,232,066,813	$5,916,862

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A323

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

U.S. Government Mortgage-Backed Obligations	21.4%
Repurchase Agreements	17.8
Commercial Paper	12.3
Financial Services	11.8
Financial – Bank & Trust	11.6
Foreign Government Bonds	5.2
U.S. Government Agency Obligations	4.8
Residential Mortgage-Backed Securities	4.2
Asset-Backed Securities	3.6
U.S. Treasury Obligations	3.3
Municipal Bonds	3.3
Certificates of Deposit	2.5
Insurance	2.2
Oil & Gas	2.0
Commercial Mortgage-Backed Securities	1.6
Telecommunications	1.5
Beverages	1.0

Utilities	0.9%
Diversified Financial Services	0.9
Healthcare Services	0.5
Bank Loans	0.4
Computer Services & Software	0.4
Chemicals	0.3
Metals & Mining	0.3
Machinery & Equipment	0.3
Biotechnology	0.3
Retail & Merchandising	0.2
Real Estate	0.2
Affiliated Money Market Mutual Fund	0.2
Electric	0.2
Savings & Loan	0.1
Tobacco	0.1
Hotels & Motels	0.1

115.5
Options Written and Securities Sold Short	(1.3)
Other liabilities in excess of other assets	(14.2)

100.0%

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest rate contracts	Due from broker-variation margin	$39,763,091	*	Due from broker-variation margin	$4,854,620	*
Interest rate contracts	Unrealized appreciation on swap agreements	14,038,358		Unrealized depreciation on swap agreements	22,744,652
Interest rate contracts	Premiums paid for swap agreements	12,726,646		Premiums received for swap agreements	2,048,557
Interest rate contracts	Unaffiliated investments	788,960		Written options outstanding, at value	20,231,181
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	27,322,027		Unrealized depreciation on foreign currency forward contracts	13,956,313
Credit contracts	—	—		Written options outstanding, at value	45,474
Credit contracts	Unrealized appreciation on swap agreements	9,413,050		Unrealized depreciation on swap agreements	1,286,280
Credit contracts	Premiums paid for swap agreements	28,614,052		Premiums received for swap agreements	12,358,836

Total		$132,666,184			$77,525,913

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A324

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Forward Currency Contracts	Total

Interest rate contracts	$1,454,491	$4,232,461	$(9,653,971)	$—	$(3,967,019)
Foreign exchange contracts	—	30,750	—	13,155,192	13,185,942
Credit contracts	—	66,893	17,294,037	—	17,360,930

Total	$1,454,491	$4,330,104	$7,640,066	$13,155,192	$26,579,853

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total

Interest rate contracts	$202,942	$44,067,600	$19,750,172	$(17,858,110)	$—	$46,162,604
Foreign exchange contracts	—	—	—	—	(2,570,494)	(2,570,494)
Credit contracts	—	—	35,667	(2,588,126)	—	(2,552,459)

Total	$202,942	$44,067,600	$19,785,839	$(20,446,236)	$(2,570,494)	$41,039,651

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts – Long Positions(3)	Futures Contracts – Short Positions(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(5)	Interest Rate Swap Agreements(6)	Credit Default Swap Agreements – Sell Protection(6)
$195,339	$28,286,209	$12,471,124,376	$93,447,589	$997,485,660	$761,139,456	$1,500,135,133	$1,282,258,648

(1)	Cost.

(2)	Premiums Received.

(3) Value	at Trade Date.

(4)	Value at Settlement Date Payable.

(5)	Value at Settlement Date Receivable.

(6)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A325

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value:
Unaffiliated investments (cost $10,388,684,324)	$10,520,843,720
Repurchase agreements (cost $1,913,700,000)	1,913,700,000
Affiliated investments (cost $18,194,519)	18,194,519
Foreign currency, at value (cost $5,383,803)	5,456,393
Receivable for investments sold	201,012,544
Dividends and interest receivable	57,011,374
Premiums paid for swap agreements	41,340,698
Unrealized appreciation on foreign currency forward contracts	27,322,027
Unrealized appreciation on swap agreements	23,451,408
Receivable for fund share sold	3,025,597
Due from broker-variation margin	2,444,526
Prepaid expenses	10,414

Total Assets	12,813,813,220

LIABILITIES:
Payable for investments purchased	1,788,562,096
Securities sold short, at value (proceeds received $123,160,421)	123,646,039
Due to broker	37,780,000
Unrealized depreciation on swap agreements	24,030,932
Written options outstanding, at value (premiums received $30,221,224)	20,276,655
Premiums received for swap agreements	14,407,393
Unrealized depreciation on foreign currency forward contracts	13,956,313
Payable to custodian	7,649,481
Advisory fees payable	2,358,657
Payable for floating rates issued	1,750,000
Payable for fund share repurchased	922,149
Interest payable on investments sold short	315,831
Accrued expenses and other liabilities	306,669
Shareholder servicing fees payable	42,522
Deferred trustees’ fees	1,561
Affiliated transfer agent fee payable	524

Total Liabilities	2,036,006,822

NET ASSETS	$10,777,806,398

Net assets were comprised of:
Paid-in capital	$10,498,467,545
Retained earnings	279,338,853

Net assets, June 30, 2011	$10,777,806,398

Net asset value and redemption price per share, $10,777,806,398 /908,238,713 outstanding shares of beneficial interest	$11.87

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated interest income	$133,334,518
Unaffiliated dividend income	3,015,209
Affiliated dividend income	17,895

136,367,622

EXPENSES
Advisory fees	32,991,841
Shareholder servicing fees and expenses	5,075,668
Custodian and accounting fees	739,000
Interest expense	155,583
Insurance expenses	61,000
Trustees’ fees	49,000
Audit fee	28,000
Commitment fee on syndicated credit agreement	18,000
Legal fees and expenses	16,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	4,000
Shareholders’ reports	4,000
Miscellaneous	11,748

Total expenses	39,153,840
Less: shareholder servicing fee waiver	(1,411,125)

Net expenses	37,742,715

NET INVESTMENT INCOME	98,624,907

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(33,204,926)
Futures transactions	1,454,491
Options written transactions	4,330,104
Short sales transactions	(1,081,489)
Swap agreement transactions	7,640,066
Foreign currency transactions	17,620,488

(3,241,266)

Net change in unrealized appreciation (depreciation) on:
Investments and other assets	148,926,390
Futures	44,067,600
Options written	19,785,839
Short sales	(682,156)
Swap agreements	(20,446,236)
Foreign currencies	(2,462,074)

189,189,363

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	185,948,097

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$284,573,004

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)	Six Months Ended June 30, 2011	Year Ended December 31, 2010

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$98,624,907	$184,695,522
Net realized gain (loss) on investment and foreign currency transactions	(3,241,266)	358,756,569
Net change in unrealized appreciation on investments and foreign currencies	189,189,363	71,706,410

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	284,573,004	615,158,501

DISTRIBUTIONS	(544,265,802)	(288,790,733)

FUND SHARE TRANSACTIONS:
Fund share sold [141,515,443 and 305,726,899 shares, respectively]	1,743,171,312	3,698,325,466
Fund share issued in reinvestment of distributions [45,775,088 and 24,557,035 shares, respectively]	544,265,802	288,790,733
Fund share repurchased [83,456,276 and 245,156,874 shares, respectively]	(1,029,798,231)	(2,951,042,047)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	1,257,638,883	1,036,074,152

TOTAL INCREASE IN NET ASSETS	997,946,085	1,362,441,920
NET ASSETS:
Beginning of period	9,779,860,313	8,417,418,393

End of period	$10,777,806,398	$9,779,860,313

SEE NOTES TO FINANCIAL STATEMENTS.

A326

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 127.4%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 2.9%
Aerovironment, Inc.*	4,000	$141,400
Alliant Techsystems, Inc.	6,000	427,980
Cubic Corp.	10,400	530,296
Curtiss-Wright Corp.	4,500	145,665
General Dynamics Corp.	34,200	2,548,584
Honeywell International, Inc.	9,900	589,941
ITT Corp.	36,200	2,133,266
Lockheed Martin Corp.	9,600	777,312
Northrop Grumman Corp.	17,800	1,234,430
United Technologies Corp.	26,100	2,310,111

		10,838,985

Air Freight & Logistics — 1.1%
FedEx Corp.	27,900	2,646,315
United Parcel Service, Inc. (Class B Stock)	18,900	1,378,377

		4,024,692

Auto Components — 0.6%
Autoliv, Inc.	2,000	156,900
Federal-Mogul Corp.*	22,200	506,826
TRW Automotive Holdings Corp.*	24,600	1,452,138

		2,115,864

Automobiles — 0.7%
Ford Motor Co.*	183,400	2,529,086

Beverages — 1.9%
Coca-Cola Co. (The)	35,400	2,382,066
Coca-Cola Enterprises, Inc.	55,200	1,610,736
Constellation Brands, Inc. (Class A Stock)*	63,100	1,313,742
Hansen Natural Corp.*	3,000	242,850
PepsiCo, Inc.	24,100	1,697,363

		7,246,757

Biotechnology — 2.5%
Amgen, Inc.*	34,600	2,018,910
Biogen Idec, Inc.*	31,200	3,335,904
Celgene Corp.*	42,200	2,545,504
Emergent Biosolutions, Inc.*	26,500	597,575
Myriad Genetics, Inc.*	28,400	644,964
SciClone Pharmaceuticals, Inc.*	25,400	153,416

		9,296,273

Building Products — 0.6%
Armstrong World Industries, Inc.	43,600	1,986,416
Gibraltar Industries, Inc.*	8,600	97,352

		2,083,768

Capital Markets — 2.6%
Ameriprise Financial, Inc.	20,700	1,193,976
BlackRock, Inc.	11,800	2,263,358
Goldman Sachs Group, Inc. (The)	22,600	3,007,834
Morgan Stanley	101,600	2,337,816
Raymond James Financial, Inc.	31,000	996,650
SEI Investments Co.	2,300	51,773

		9,851,407

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Chemicals — 3.6%
Albemarle Corp.	9,300	$643,560
Ashland, Inc.	2,800	180,936
Cabot Corp.	28,500	1,136,295
CF Industries Holdings, Inc.	13,100	1,855,877
Dow Chemical Co. (The)	47,600	1,713,600
E.I. du Pont de Nemours & Co.	6,900	372,945
Eastman Chemical Co.	15,300	1,561,671
Kraton Performance Polymers, Inc.* .	7,500	293,775
LSB Industries, Inc.*	25,500	1,094,460
Mosaic Co. (The)	28,200	1,909,986
Rockwood Holdings, Inc.*	33,400	1,846,686
TPC Group, Inc.*	12,200	478,484
Westlake Chemical Corp.	7,800	404,820

		13,493,095

Commercial Banks — 3.5%
Banco Latinoamericano de Comercio Exterior SA (Panama)	8,000	138,560
BOK Financial Corp.	8,200	449,114
Fifth Third Bancorp	128,000	1,632,000
Financial Institutions, Inc.	1,600	26,272
First Citizens BancShares, Inc. (Class A Stock)	700	131,054
First Community Bancshares, Inc.	4,200	58,800
Huntington Bancshares, Inc.	109,100	715,696
KeyCorp	60,500	503,965
MainSource Financial Group, Inc.	3,600	29,880
PNC Financial Services Group, Inc. .	39,700	2,366,517
U.S. Bancorp	62,760	1,601,008
Wells Fargo & Co.	183,101	5,137,814
WesBanco, Inc.	2,700	53,082

		12,843,762

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	14,100	544,683
Consolidated Graphics, Inc.*	5,700	313,215
Corrections Corp. of America*	36,000	779,400
SYKES Enterprises, Inc.*	11,100	238,983

		1,876,281

Communications Equipment — 2.9%
Black Box Corp.	6,800	212,636
Brocade Communications Systems, Inc.*	46,600	301,036
Cisco Systems, Inc.	154,000	2,403,940
EchoStar Corp. (Class A Stock)*	26,400	961,752
F5 Networks, Inc.*	19,000	2,094,750
Juniper Networks, Inc.*	24,600	774,900
Motorola Solutions, Inc.*	18,500	851,740
Plantronics, Inc.	14,000	511,420
QUALCOMM, Inc.	44,600	2,532,834

		10,645,008

Computers & Peripherals — 4.5%
Apple, Inc.*	29,800	10,002,966
Dell, Inc.*	81,700	1,361,939
Electronics for Imaging, Inc.*	12,200	210,084
Hewlett-Packard Co.	76,360	2,779,504

SEE NOTES TO FINANCIAL STATEMENTS.

A327

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Computers & Peripherals (cont’d.)
SanDisk Corp.*	22,700	$942,050
Western Digital Corp.*	36,100	1,313,318

		16,609,861

Construction & Engineering — 0.6%
Chicago Bridge & Iron Co. NV (Netherlands)	16,100	626,290
Great Lakes Dredge & Dock Corp.	30,400	169,632
KBR, Inc.	21,100	795,259
URS Corp.*	16,400	733,736

		2,324,917

Consumer Finance — 1.0%
American Express Co.	8,900	460,130
Capital One Financial Corp.	21,700	1,121,239
Discover Financial Services	50,400	1,348,200
Nelnet, Inc. (Class A Stock)	22,100	487,526
SLM Corp.	12,400	208,444

		3,625,539

Containers & Packaging
AptarGroup, Inc.	1,800	94,212

Distributors — 0.8%
Genuine Parts Co.	39,100	2,127,040
LKQ Corp.*	33,200	866,188

		2,993,228

Diversified Consumer Services — 0.1%
Weight Watchers International, Inc.	3,800	286,786

Diversified Financial Services — 3.4%
Bank of America Corp.	379,846	4,163,112
Citigroup, Inc.	71,840	2,991,418
JPMorgan Chase & Co.	137,476	5,628,267

		12,782,797

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	176,900	5,556,429
CenturyLink, Inc.	2,800	113,204
Verizon Communications, Inc.	74,200	2,762,466
Windstream Corp.	68,000	881,280

		9,313,379

Electric Utilities — 1.5%
Duke Energy Corp.	55,400	1,043,182
El Paso Electric Co.	18,100	584,630
Entergy Corp.	28,600	1,952,808
Exelon Corp.	23,200	993,888
NextEra Energy, Inc.	16,300	936,598

		5,511,106

Electrical Equipment — 1.4%
AMETEK, Inc.	33,900	1,522,110
Cooper Industries PLC (Ireland)	7,800	465,426
Emerson Electric Co.	42,100	2,368,125
Encore Wire Corp.	3,000	72,660
Franklin Electric Co., Inc.	5,000	234,750

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Electrical Equipment (cont’d.)
Thomas & Betts Corp.*	12,100	$651,585

		5,314,656

Electronic Equipment, Instruments & Components — 1.0%
Avnet, Inc.*	15,300	487,764
AVX Corp.	30,200	460,248
Corning, Inc.	63,400	1,150,710
DDi Corp.	9,000	85,860
Ingram Micro, Inc. (Class A Stock)*	61,800	1,121,052
Insight Enterprises, Inc.*	9,300	164,703
Jabil Circuit, Inc.	3,100	62,620
Vishay Intertechnology, Inc.*	3,000	45,120

		3,578,077

Energy Equipment & Services — 2.8%
Diamond Offshore Drilling, Inc.	27,000	1,901,070
Helix Energy Solutions Group, Inc.*	21,100	349,416
Helmerich & Payne, Inc.	13,500	892,620
McDermott International, Inc. (Panama)*	87,100	1,725,451
National Oilwell Varco, Inc.	9,400	735,174
Oceaneering International, Inc.	19,200	777,600
Oil States International, Inc.*	17,000	1,358,470
RPC, Inc.	21,000	515,340
Schlumberger Ltd. (Netherlands)	13,500	1,166,400
SEACOR Holdings, Inc.	5,600	559,776
Unit Corp.*	4,900	298,557
Weatherford International Ltd. (Switzerland)*	15,300	286,875

		10,566,749

Food & Staples Retailing — 1.7%
Kroger Co. (The)	86,500	2,145,200
Susser Holdings Corp.*	11,900	187,068
Wal-Mart Stores, Inc.	61,400	3,262,796
Whole Foods Market, Inc.	13,100	831,195

		6,426,259

Food Products — 2.1%
Bunge Ltd. (Bermuda)	25,000	1,723,750
ConAgra Foods, Inc.	27,500	709,775
Corn Products International, Inc.	32,400	1,791,072
Fresh Del Monte Produce, Inc. (Cayman Islands)	6,800	181,356
Smart Balance, Inc.*	35,500	183,890
J.M. Smucker Co. (The)	17,000	1,299,480
Tyson Foods, Inc. (Class A Stock)	95,700	1,858,494

		7,747,817

Gas Utilities — 0.7%
Questar Corp.	82,300	1,457,533
UGI Corp.	35,800	1,141,662

		2,599,195

Healthcare Equipment & Supplies — 2.7%
Becton, Dickinson and Co.	11,400	982,338
CareFusion Corp.*	26,700	725,439

SEE NOTES TO FINANCIAL STATEMENTS.

A328

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Healthcare Equipment & Supplies (cont’d.)
Covidien PLC (Ireland)	35,400	$1,884,342
Hill-Rom Holdings, Inc.	22,000	1,012,880
Hologic, Inc.*	14,500	292,465
IDEXX Laboratories, Inc.*	11,700	907,452
Intuitive Surgical, Inc.*	4,100	1,525,651
Invacare Corp.	2,100	69,699
Kinetic Concepts, Inc.*	6,200	357,306
Sirona Dental Systems, Inc.*	6,000	318,600
St. Jude Medical, Inc.	8,100	386,208
Stryker Corp.	15,000	880,350
Zimmer Holdings, Inc.*	11,300	714,160

		10,056,890

Healthcare Providers & Services — 3.3%
Aetna, Inc.	59,000	2,601,310
Coventry Health Care, Inc.*	33,700	1,229,039
Health Net, Inc.*	13,000	417,560
Humana, Inc.	13,900	1,119,506
Medco Health Solutions, Inc.*	33,700	1,904,724
Providence Service Corp. (The)*	2,200	27,830
Team Health Holdings, Inc.*	3,400	76,534
UnitedHealth Group, Inc.	66,400	3,424,912
WellPoint, Inc.	18,600	1,465,122

		12,266,537

Healthcare Technology — 0.7%
Computer Programs & Systems, Inc.	7,900	501,492
SXC Health Solutions Corp. (Canada)*	37,000	2,180,040
Transcend Services, Inc.*	2,100	61,719

		2,743,251

Hotels, Restaurants & Leisure — 2.8%
Ameristar Casinos, Inc.	21,600	512,136
Biglari Holdings, Inc.*	600	234,630
Brinker International, Inc.	18,100	442,726
Carnival Corp. (Panama)	49,700	1,870,211
Chipotle Mexican Grill, Inc.*	1,800	554,742
Darden Restaurants, Inc.	17,600	875,776
McDonald’s Corp.	35,000	2,951,200
Panera Bread Co. (Class A Stock)*	16,700	2,098,522
Wyndham Worldwide Corp.	23,800	800,870

		10,340,813

Household Durables — 2.4%
Blyth, Inc.	2,600	130,910
Harman International Industries, Inc.	11,400	519,498
iRobot Corp.*	17,900	631,691
Jarden Corp.	8,800	303,688
Leggett & Platt, Inc.	34,100	831,358
Newell Rubbermaid, Inc.	22,600	356,628
Tempur-Pedic International, Inc.*	42,000	2,848,440
Tupperware Brands Corp.	33,600	2,266,320
Whirlpool Corp.	12,100	983,972

		8,872,505

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Household Products — 1.2%
Colgate-Palmolive Co.	8,900	$777,949
Kimberly-Clark Corp.	10,600	705,536
Procter & Gamble Co. (The)	49,600	3,153,072

		4,636,557

Independent Power Producers & Energy Traders — 0.6%
AES Corp. (The)*	160,300	2,042,222

Industrial Conglomerates — 2.2%
3M Co.	11,200	1,062,320
General Electric Co.	378,270	7,134,172

		8,196,492

Insurance — 3.4%
Aflac, Inc.	50,500	2,357,340
American Financial Group, Inc.	42,400	1,513,256
Assurant, Inc.	27,700	1,004,679
Berkshire Hathaway, Inc. (Class B Stock)*	22,900	1,772,231
CNA Financial Corp.	10,300	299,215
Erie Indemnity Co. (Class A Stock) .	4,800	339,456
FBL Financial Group, Inc. (Class A Stock)	10,600	340,790
Genworth Financial, Inc. (Class A Stock)*	139,800	1,437,144
Lincoln National Corp.	7,700	219,373
MetLife, Inc.	12,700	557,149
Principal Financial Group, Inc.	46,200	1,405,404
Protective Life Corp.	3,900	90,207
Symetra Financial Corp.	42,800	574,804
Transatlantic Holdings, Inc.	12,300	602,823

		12,513,871

Internet & Catalog Retail — 0.3%
NutriSystem, Inc.	28,400	399,304
priceline.com, Inc.*	1,500	767,895

		1,167,199

Internet Software & Services — 1.8%
Akamai Technologies, Inc.*	40,200	1,265,094
eBay, Inc.*	9,600	309,792
Google, Inc. (Class A Stock)*	4,600	2,329,348
IAC/InterActiveCorp*	26,100	996,237
Infospace, Inc.*	3,600	32,832
Liquidity Services, Inc.*	22,800	538,308
NIC, Inc.	8,700	117,102
Perficient, Inc.*	6,700	68,742
Stamps.com, Inc.	5,000	66,700
VistaPrint NV (Netherlands)*	21,200	1,014,420

		6,738,575

IT Services — 3.4%
Accenture PLC (Class A Stock) (Ireland)	14,700	888,174
Amdocs Ltd. (Guernsey)*	22,400	680,736
DST Systems, Inc.	13,900	733,920

SEE NOTES TO FINANCIAL STATEMENTS.

A329

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued )	Shares	Value (Note 2)

IT Services (cont’d.)
International Business Machines Corp.	24,100	$4,134,355
MasterCard, Inc. (Class A Stock)	10,000	3,013,400
Visa, Inc. (Class A Stock)	37,600	3,168,176

		12,618,761

Leisure Equipment & Products — 0.6%
Mattel, Inc.	41,000	1,127,090
Polaris Industries, Inc.	7,400	822,658
Sturm Ruger & Co., Inc.	11,700	256,815

		2,206,563

Life Sciences Tools & Services — 1.4%
Bruker Corp.*	41,700	849,012
Life Technologies Corp.*	28,300	1,473,581
Mettler-Toledo International, Inc.*	1,400	236,138
PerkinElmer, Inc.	50,600	1,361,646
Thermo Fisher Scientific, Inc.*	20,000	1,287,800

		5,208,177

Machinery — 5.3%
AGCO Corp.*	7,400	365,264
Caterpillar, Inc.	11,700	1,245,582
Cummins, Inc.	15,000	1,552,350
Deere & Co.	20,300	1,673,735
Dover Corp.	17,400	1,179,720
Eaton Corp.	39,400	2,027,130
Gardner Denver, Inc.	25,500	2,143,275
Kennametal, Inc.	49,700	2,097,837
Lincoln Electric Holdings, Inc.	38,000	1,362,300
Meritor, Inc.*	23,700	380,148
Mueller Industries, Inc.	3,400	128,894
NACCO Industries, Inc. (Class A Stock)	1,900	183,958
PACCAR, Inc.	3,100	158,379
Parker Hannifin Corp.	23,900	2,144,786
Stanley Black & Decker, Inc.	2,300	165,715
Sun Hydraulics Corp.	1,000	47,800
Timken Co.	38,800	1,955,520
Toro Co. (The)	12,700	768,350
TriMas Corp.*	7,500	185,625

		19,766,368

Marine — 0.3%
Alexander & Baldwin, Inc.	7,800	375,648
Kirby Corp.*	15,200	861,384

		1,237,032

Media — 3.5%
Cinemark Holdings, Inc.	7,700	159,467
Comcast Corp. (Class A Stock)	97,400	2,468,116
DIRECTV (Class A Stock)*	21,700	1,102,794
DISH Network Corp. (Class A Stock)*	30,100	923,167
Global Sources Ltd. (Bermuda)*	10,000	91,900
Liberty Media Corp. – Capital (Class A Stock)*	17,700	1,517,775
Liberty Media Corp. – Starz (Class A Stock)*	7,700	579,348

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Media (cont’d.)
News Corp. (Class A Stock)	171,700	$3,039,090
Scripps Networks Interactive, Inc. (Class A Stock)	1,800	87,984
Time Warner, Inc.	20,300	738,311
Viacom, Inc. (Class B Stock)	26,300	1,341,300
Walt Disney Co. (The)	7,500	292,800
Washington Post Co. (The) (Class B Stock)	1,700	712,215

		13,054,267

Metals & Mining — 3.4%
Century Aluminum Co.*	30,700	480,455
Cliffs Natural Resources, Inc.	21,900	2,024,655
Coeur d’Alene Mines Corp.*	17,500	424,550
Commercial Metals Co.	24,300	348,705
Freeport-McMoRan Copper & Gold, Inc.	51,600	2,729,640
Noranda Aluminum Holding Corp.* .	22,800	345,192
Reliance Steel & Aluminum Co.	39,700	1,971,105
Schnitzer Steel Industries, Inc. (Class A Stock)	7,200	414,720
Steel Dynamics, Inc.	120,500	1,958,125
Walter Energy, Inc.	18,000	2,084,400

		12,781,547

Multi-Utilities — 1.1%
Alliant Energy Corp.	15,700	638,362
PG&E Corp.	19,500	819,585
Public Service Enterprise Group, Inc.	5,000	163,200
SCANA Corp.	16,700	657,479
Sempra Energy	33,600	1,776,768

		4,055,394

Multiline Retail — 1.5%
Dollar Tree, Inc.*	26,200	1,745,444
Kohl’s Corp.	40,300	2,015,403
Target Corp.	41,100	1,928,001

		5,688,848

Office Electronics — 0.5%
Xerox Corp.	137,200	1,428,252
Zebra Technologies Corp. (Class A Stock)*	10,400	438,568

		1,866,820

Oil, Gas & Consumable Fuels — 11.8%
Alpha Natural Resources, Inc.*	17,700	804,288
Apache Corp.	23,300	2,874,987
Arch Coal, Inc.	44,100	1,175,706
Chevron Corp.	68,546	7,049,271
ConocoPhillips	61,600	4,631,704
CONSOL Energy, Inc.	13,900	673,872
CVR Energy, Inc.*	15,400	379,148
Devon Energy Corp.	30,600	2,411,586
Energen Corp.	18,500	1,045,250
Exxon Mobil Corp.	157,800	12,841,764
Hess Corp.	19,500	1,457,820
Holly Corp.	13,300	923,020

SEE NOTES TO FINANCIAL STATEMENTS.

A330

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (cont’d.)
Marathon Oil Corp.	47,100	$2,481,228
Murphy Oil Corp.	16,400	1,076,824
Occidental Petroleum Corp.	21,800	2,268,072
Valero Energy Corp.	75,300	1,925,421

		44,019,961

Personal Products — 1.0%
Avon Products, Inc.	27,800	778,400
Herbalife Ltd. (Cayman Islands)	48,800	2,812,832

		3,591,232

Pharmaceuticals — 4.4%
Abbott Laboratories	64,100	3,372,942
Bristol-Myers Squibb Co.	17,400	503,904
Eli Lilly & Co.	41,500	1,557,495
Jazz Pharmaceuticals, Inc.*	9,400	313,490
Johnson & Johnson	46,900	3,119,788
Merck & Co., Inc.	86,900	3,066,701
Pfizer, Inc.	146,405	3,015,943
Warner Chilcott PLC (Class A Stock) (Ireland)	60,700	1,464,691

		16,414,954

Professional Services
Exponent, Inc.*	2,000	87,020
Insperity, Inc.	1,200	35,532

		122,552

Real Estate Investment Trusts — 2.3%
Ashford Hospitality Trust, Inc.	10,900	135,705
Brandywine Realty Trust	15,600	180,804
Cedar Shopping Centers, Inc.	12,300	63,345
Chatham Lodging Trust	9,700	156,267
Chimera Investment Corp.	270,100	934,546
Colony Financial, Inc.	10,700	193,349
CommonWealth REIT	37,025	956,726
Hospitality Properties Trust	41,000	994,250
Inland Real Estate Corp.	79,200	699,336
Invesco Mortgage Capital, Inc.	14,500	306,385
Mack-Cali Realty Corp.	27,500	905,850
Pennymac Mortgage Investment Trust	10,800	178,956
ProLogis, Inc.	27,700	992,768
Resource Capital Corp.	28,700	181,384
Sabra Healthcare REIT, Inc.	13,700	228,927
Senior Housing Properties Trust	8,900	208,349
Sunstone Hotel Investors, Inc.*	89,900	833,373
Winthrop Realty Trust	28,000	334,320

		8,484,640

Real Estate Management & Development — 0.8%
CB Richard Ellis Group, Inc. (Class A Stock)*	42,100	1,057,131
Jones Lang LaSalle, Inc.	20,000	1,886,000

		2,943,131

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Road & Rail — 1.6%
Amerco, Inc.*	3,000	$288,450
CSX Corp.	75,100	1,969,122
Norfolk Southern Corp.	34,300	2,570,099
Union Pacific Corp.	9,400	981,360

		5,809,031

Semiconductors & Semiconductor Equipment — 3.6%
Applied Materials, Inc.	129,600	1,686,096
Cirrus Logic, Inc.*	34,800	553,320
Fairchild Semiconductor International, Inc.*	26,300	439,473
Intel Corp.	224,980	4,985,557
KLA-Tencor Corp.	2,700	109,296
Lam Research Corp.*	43,300	1,917,324
Marvell Technology Group Ltd. (Bermuda)*	122,500	1,808,712
Maxim Integrated Products, Inc.	28,400	725,904
MKS Instruments, Inc.	30,300	800,526
Tessera Technologies, Inc.*	10,300	176,542

		13,202,750

Software — 5.0%
ACI Worldwide, Inc.*	8,600	290,422
Activision Blizzard, Inc.	60,200	703,136
Autodesk, Inc.*	34,100	1,316,260
CA, Inc.	72,200	1,649,048
FactSet Research Systems, Inc.	14,300	1,463,176
Intuit, Inc.*	16,000	829,760
MICROS Systems, Inc.*	8,100	402,651
Microsoft Corp.	236,400	6,146,400
NetScout Systems, Inc.*	10,900	227,701
Oracle Corp.	132,500	4,360,575
Parametric Technology Corp.*	10,700	245,351
Red Hat, Inc.*	4,500	206,550
Symantec Corp.*	7,900	155,788
Synopsys, Inc.*	29,700	763,587

		18,760,405

Specialty Retail — 2.4%
American Eagle Outfitters, Inc.	5,300	67,575
Bed Bath & Beyond, Inc.*	21,600	1,260,792
Chico’s FAS, Inc.	9,000	137,070
Home Depot, Inc. (The)	25,720	931,578
Limited Brands, Inc.	30,700	1,180,415
Pier 1 Imports, Inc.*	11,000	127,270
Ross Stores, Inc.	17,500	1,402,100
Shoe Carnival, Inc.*	9,800	295,470
Staples, Inc.	14,200	224,360
TJX Cos., Inc. (The)	35,500	1,864,815
Williams-Sonoma, Inc.	41,400	1,510,686

		9,002,131

Textiles, Apparel & Luxury Goods — 1.2%
Coach, Inc.	42,200	2,697,846
Fossil, Inc.*	8,900	1,047,708
True Religion Apparel, Inc.*	4,600	133,768

SEE NOTES TO FINANCIAL STATEMENTS.

A331

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Textiles, Apparel & Luxury Goods (cont’d.)
VF Corp.	3,900	$423,384

		4,302,706

Tobacco — 2.2%
Altria Group, Inc.	127,400	3,364,634
Lorillard, Inc.	19,400	2,112,078
Philip Morris International, Inc.	30,450	2,033,147
Reynolds American, Inc.	14,500	537,225

		8,047,084

Trading Companies & Distributors — 0.8%
DXP Enterprises, Inc.*	10,500	266,175
Houston Wire & Cable Co.	10,600	164,830
Interline Brands, Inc.*	8,900	163,493
Kaman Corp.	10,000	354,700
Rush Enterprises, Inc. (Class A Stock)*	2,100	39,963
W.W. Grainger, Inc.	12,700	1,951,355

		2,940,516

Water Utilities — 0.3%
American Water Works Co., Inc.	37,400	1,101,430

Wireless Telecommunication Services — 0.1%
Sprint Nextel Corp.*	18,500	99,715
Telephone & Data Systems, Inc.	12,700	394,716

		494,431

TOTAL LONG-TERM INVESTMENTS (cost $415,984,236)		473,915,199

SHORT-TERM INVESTMENTS — 1.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 1.6%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $6,031,131)(w)(Note 4)	6,031,131	6,031,131

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) — 0.1%
U.S. Treasury Bills
0.09%	12/15/11	$160	159,941
0.10%	12/15/11	450	449,833

TOTAL U.S. TREASURY OBLIGATIONS (cost $609,724)			609,774

TOTAL SHORT-TERM INVESTMENTS (cost $6,640,855)			6,640,905

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 129.1% (cost $422,625,091)			480,556,104

SECURITIES SOLD SHORT— (29.3)%	Shares	Value (Note 2)

Aerospace & Defense — (0.4)%
Textron, Inc.	61,900	$(1,461,459)

Air Freight & Logistics — (0.4)%
UTi Worldwide, Inc. (British Virgin Islands)	84,200	(1,657,898)

Auto Components — (0.1)%
BorgWarner, Inc.*	5,400	(436,266)

Beverages — (0.2)%
Central European Distribution Corp.*	80,800	(904,960)

Biotechnology — (1.8)%
Amylin Pharmaceuticals, Inc.*	42,900	(573,144)
BioMarin Pharmaceutical, Inc.*	25,300	(688,413)
Dendreon Corp.*	49,200	(1,940,448)
Human Genome Sciences, Inc.*	64,500	(1,582,830)
Regeneron Pharmaceuticals, Inc.*	31,400	(1,780,694)

		(6,565,529)

Building Products — (0.5)%
Masco Corp.	114,300	(1,375,029)
USG Corp.*	35,700	(511,938)

		(1,886,967)

Capital Markets — (0.5)%
Greenhill & Co., Inc.	33,200	(1,786,824)

Chemicals — (0.9)%
Intrepid Potash, Inc.*	59,100	(1,920,750)
Sensient Technologies Corp.	33,200	(1,230,724)

		(3,151,474)

Commercial Banks — (0.3)%
BancorpSouth, Inc.	31,200	(387,192)
Cullen/Frost Bankers, Inc.	3,000	(170,550)
TCF Financial Corp.	52,200	(720,360)

		(1,278,102)

Commercial Services & Supplies — (0.4)%
Iron Mountain, Inc.	21,200	(722,708)
KAR Auction Services, Inc.*	20,600	(389,546)
Mine Safety Appliances Co.	14,300	(533,962)

		(1,646,216)

Communications Equipment — (0.5)%
Ciena Corp.*	100,000	(1,838,000)
Motorola Mobility Holdings, Inc.*	3,700	(81,548)

		(1,919,548)

Construction & Engineering — (0.4)%
Quanta Services, Inc.*	77,200	(1,559,440)

Containers & Packaging — (0.2)%
Bemis Co., Inc.	17,800	(601,284)

Diversified Consumer Services — (0.2)%
Matthews International Corp. (Class A Stock)	21,300	(855,195)

SEE NOTES TO FINANCIAL STATEMENTS.

A332

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SECURITIES SOLD SHORT (Continued)	Shares	Value (Note 2)

Diversified Financial Services — (0.9)%
CBOE Holdings, Inc.	73,400	$(1,805,640)
MSCI, Inc. (Class A Stock)*	43,900	(1,654,152)

		(3,459,792)

Electric Utilities — (0.5)%
Hawaiian Electric Industries, Inc.	34,200	(822,852)
Westar Energy, Inc.	35,400	(952,614)

		(1,775,466)

Electronic Equipment, Instruments & Components — (0.5)%
FLIR Systems, Inc.	53,300	(1,796,743)
Vishay Precision Group, Inc.*	9,200	(155,296)

		(1,952,039)

Energy Equipment & Services — (0.4)%
TETRA Technologies, Inc.*	34,900	(444,277)
Tidewater, Inc.	22,400	(1,205,344)

		(1,649,621)

Food Products — (1.0)%
Flowers Foods, Inc.	51,450	(1,133,958)
Green Mountain Coffee Roasters, Inc.*	28,400	(2,534,984)

		(3,668,942)

Gas Utilities — (0.4)%
ONEOK, Inc.	21,900	(1,620,819)

Healthcare Providers & Services — (1.3)%
Brookdale Senior Living, Inc.*	53,500	(1,297,375)
Omnicare, Inc.	60,000	(1,913,400)
Patterson Cos., Inc.	2,700	(88,803)
VCA Antech, Inc.*	45,700	(968,840)
WellCare Health Plans, Inc.*	9,800	(503,818)

		(4,772,236)

Hotels, Restaurants & Leisure — (1.7)%
Las Vegas Sands Corp.*	34,300	(1,447,803)
MGM Resorts International*	130,200	(1,719,942)
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	10,500	(112,875)
Scientific Games Corp. (Class A Stock)*	79,300	(819,962)
Starwood Hotels & Resorts Worldwide, Inc.	23,800	(1,333,752)
WMS Industries, Inc.*	27,000	(829,440)

		(6,263,774)

Household Durables — (2.3)%
D.R. Horton, Inc.	148,500	(1,710,720)
KB Home	88,200	(862,596)
Lennar Corp. (Class A Stock)	101,000	(1,833,150)
MDC Holdings, Inc.	35,500	(874,720)
NVR, Inc.*	2,100	(1,523,508)
Pulte Group, Inc.*	52,200	(399,852)
Toll Brothers, Inc.*	73,400	(1,522,316)

		(8,726,862)

SECURITIES SOLD SHORT (Continued)	Shares	Value (Note 2)

Independent Power Producers & Energy Traders — (0.1)%
Calpine Corp.*	13,100	$(211,303)

Insurance — (0.4)%
Old Republic International Corp.	122,500	(1,439,375)
RenaissanceRe Holdings Ltd. (Bermuda)	1,700	(118,915)

		(1,558,290)

Internet Software & Services — (0.9)%
AOL, Inc.*	32,900	(653,394)
Equinix, Inc.*	18,900	(1,909,278)
Monster Worldwide, Inc.*	41,500	(608,390)

		(3,171,062)

IT Services — (0.5)%
Teradata Corp.*	29,000	(1,745,800)

Machinery — (1.9)%
Flowserve Corp.	12,300	(1,351,647)
Manitowoc Co., Inc. (The)	85,100	(1,433,084)
Navistar International Corp.*	25,200	(1,422,792)
Terex Corp.*	64,500	(1,835,025)
Trinity Industries, Inc.	31,000	(1,081,280)

		(7,123,828)

Media — (0.7)%
Central European Media Enterprises Ltd. (Class A Stock) (Bermuda)*	8,500	(167,875)
DreamWorks Animation SKG, Inc. (Class A Stock)*	31,500	(633,150)
Lamar Advertising Co. (Class A Stock)*	4,400	(120,428)
Morningstar, Inc.	9,700	(589,566)
Regal Entertainment Group (Class A Stock)	99,000	(1,221,660)

		(2,732,679)

Metals & Mining — (1.9)%
Allegheny Technologies, Inc.	30,000	(1,904,100)
Carpenter Technology Corp.	43,600	(2,514,848)
Royal Gold, Inc.	17,200	(1,007,404)
United States Steel Corp.	37,400	(1,721,896)

		(7,148,248)

Multi-Utilities — (0.5)%
Consolidated Edison, Inc.	17,800	(947,672)
Vectren Corp.	30,400	(846,944)

		(1,794,616)

Multiline Retail — (0.1)%
J.C. Penney Co., Inc.	12,300	(424,842)

Oil, Gas & Consumable Fuels — (1.6)%
Comstock Resources, Inc.*	51,700	(1,488,443)
Concho Resources, Inc.*	1,000	(91,850)
Continental Resources, Inc.*	15,300	(993,123)
EOG Resources, Inc.	2,300	(240,465)
Range Resources Corp.	19,000	(1,054,500)
SandRidge Energy, Inc.*	160,600	(1,711,996)

SEE NOTES TO FINANCIAL STATEMENTS.

A333

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

SECURITIES SOLD SHORT (Continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (cont’d.)
Teekay Corp. (Marshall Island)	7,900	$(243,952)

		(5,824,329)

Professional Services — (0.5)%
FTI Consulting, Inc.*	44,600	(1,692,124)
Navigant Consulting, Inc.*	26,400	(276,936)

		(1,969,060)

Real Estate Investment Trusts — (0.7)%
Boston Properties, Inc.	14,500	(1,539,320)
Essex Property Trust, Inc.	1,200	(162,348)
Federal Realty Investment Trust	3,300	(281,094)
Plum Creek Timber Co., Inc.	14,900	(604,046)

		(2,586,808)

Road & Rail — (0.2)%
Con-Way, Inc.	2,500	(97,025)
Werner Enterprises, Inc.	18,500	(463,425)

		(560,450)

Semiconductors & Semiconductor Equipment — (1.4)%
Cree, Inc.*	49,100	(1,649,269)
ON Semiconductor Corp.*	37,900	(396,813)
Teradyne, Inc.*	91,000	(1,346,800)
Xilinx, Inc.	50,500	(1,841,735)

		(5,234,617)

Software — (0.7)%
Rovi Corp.*	15,800	(906,288)
salesforce.com, Inc.*	11,200	(1,668,576)

		(2,574,864)

Specialty Retail — (0.5)%
Tiffany & Co.	22,600	(1,774,552)

Trading Companies & Distributors — (0.5)%
GATX Corp.	45,700	(1,696,384)

Wireless Telecommunication Services — (0.4)%
SBA Communications Corp. (Class A Stock)*	34,900	(1,332,831)

TOTAL SECURITIES SOLD SHORT (proceeds received $101,704,480)		(109,065,276)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.8% (cost $320,920,611)		371,490,828
Other assets in excess of other liabilities(x) — 0.2%		601,131

NET ASSETS — 100.0%		$372,091,959

The following abbreviation is used in the Portfolio descriptions:

REIT Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(x)	Other assets in excess of other liabilities includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation

Long Positions:
89	S&P 500
	E-Mini	Sep. 2011	$5,705,445	$5,853,975	$148,530
15	S&P Mid 400
	E-Mini	Sep. 2011	1,423,520	1,464,750	41,230

					$189,760

SEE NOTES TO FINANCIAL STATEMENTS.

A334

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$473,915,199	$—	$ —
U.S. Treasury Obligations	—	609,774	—
Affiliated Money Market Mutual Fund	6,031,131	—	—
Securities Sold Short – Common Stocks	(109,065,276)	—	—
Other Financial Instruments*
Futures	189,760	—	—

Total	$371,070,814	$609,774	$ —

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of other liabilities shown as a percentage of net assets as of June 30, 2011 were as follows:

Oil, Gas & Consumable Fuels	11.8%
Machinery	5.3
Software	5.0
Computers & Peripherals	4.5
Pharmaceuticals	4.4
Chemicals	3.6
Semiconductors & Semiconductor Equipment	3.6
Media	3.5
Commercial Banks	3.5
Diversified Financial Services	3.4
Metals & Mining	3.4
IT Services	3.4
Insurance	3.4
Healthcare Providers & Services	3.3
Aerospace & Defense	2.9
Communications Equipment	2.9
Energy Equipment & Services	2.8
Hotels, Restaurants & Leisure	2.8
Healthcare Equipment & Supplies	2.7
Capital Markets	2.6
Diversified Telecommunication Services	2.5
Biotechnology	2.5

Specialty Retail	2.4%
Household Durables	2.4
Real Estate Investment Trusts	2.3
Industrial Conglomerates	2.2
Tobacco	2.2
Food Products	2.1
Beverages	1.9
Internet Software & Services	1.8
Food & Staples Retailing	1.7
Affiliated Money Market Mutual Fund	1.6
Road & Rail	1.6
Multiline Retail	1.5
Electric Utilities	1.5
Electrical Equipment	1.4
Life Sciences Tools & Services	1.4
Household Products	1.2
Textiles, Apparel & Luxury Goods	1.2
Multi-Utilities	1.1
Air Freight & Logistics	1.1
Consumer Finance	1.0
Personal Products	1.0
Electronic Equipment, Instruments & Components	1.0
Distributors	0.8
Real Estate Management & Development	0.8
Trading Companies & Distributors	0.8
Healthcare Technology	0.7

SEE NOTES TO FINANCIAL STATEMENTS.

A335

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Industry (cont’d.)
Gas Utilities	0.7%
Automobiles	0.7
Construction & Engineering	0.6
Leisure Equipment & Products	0.6
Auto Components	0.6
Building Products	0.6
Independent Power Producers & Energy Traders	0.6
Commercial Services & Supplies	0.5
Office Electronics	0.5
Marine	0.3
Internet & Catalog Retail	0.3
Water Utilities	0.3
U.S. Treasury Obligations	0.1
Wireless Telecommunication Services	0.1
Diversified Consumer Services	0.1

129.1
Securities Sold Short	(29.3)
Other assets in excess of other liabilities	0.2

100.0%

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value:
Unaffiliated investments (cost $416,593,960)	$474,524,973
Affiliated investments (cost $6,031,131)	6,031,131
Cash	44,591
Deposit with broker	109,482
Dividends and interest receivable	574,067
Receivable for fund share sold	79,116
Due from broker-variation margin	57,940
Prepaid expenses	309

Total Assets	481,421,609

LIABILITIES:
Securities sold short, at value (proceeds received $101,704,480)	109,065,276
Advisory fees payable	141,892
Accrued expenses and other liabilities	61,267
Dividends payable on securities sold short	58,424
Shareholder servicing fees payable	2,009
Affiliated transfer agent fee payable	524
Payable for fund share repurchased	258

Total Liabilities	109,329,650

NET ASSETS	$372,091,959

Net assets were comprised of:
Paid-in capital	$410,892,449
Retained earnings	(38,800,490)

Net assets, June 30, 2011	$372,091,959

Net asset value and redemption price per share, $372,091,959 / 30,655,333 outstanding sharesof beneficial interest	$12.14

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Equity contracts	Due from broker-variation margin	$189,760	*	—	$—

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$121,678

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$24,127

For the six months ended June 30, 2011, the Portfolio’s average value at trade date for futures long position was $8,259,261.

SEE NOTES TO FINANCIAL STATEMENTS.

A336

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

STATEMENT OF CASH FLOWS

(Unaudited)

Six Months Ended June 30, 2011

INCREASE (DECREASE) IN CASH

CASH FLOWS PROVIDED FROM OPERATING ACTIVITIES:
Interest and dividends received	$3,703,021
Operating expenses paid	(1,840,422)
Dividends paid on securities sold short	(360,526)
Broker fees and expense on short sales	(452,735)
Purchases of long-term portfolio investments	(263,764,355)
Net proceeds from disposition of short-term portfolio investments	2,843,066
Proceeds from disposition of long-term portfolio investments	240,525,367
Net payments from cover of short sales	16,598,844
Net payment for futures transactions	11,983
Decrease in other assets	1,818

NET CASH PROVIDED FROM OPERATING ACTIVITIES	(2,733,939)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	36,124,191
Payment of shares redeemed	(33,576,937)

NET CASH PROVIDED BY FINANCING ACTIVITIES	2,547,254

Net change in cash	(186,685)
Cash at beginning of period	231,276

CASH AT END OF PERIOD	$44,591

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $233 foreign withholding tax)	$3,800,974
Affiliated dividend income	9,033
Unaffiliated interest income	725

3,810,732

EXPENSES
Advisory fees	1,840,373
Broker fees and expenses on short sales	452,735
Dividend expense on short sales	393,917
Shareholder servicing fees and expenses	184,037
Custodian and accounting fees	56,000
Audit fee	18,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	5,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	4,099

Total expenses	2,973,161
Less: advisory fee waiver and/or expense reimbursement	(286,137)

Net expenses	2,687,024

NET INVESTMENT INCOME	1,123,708

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	40,018,491
Futures transactions	121,678
Short sales transactions	(13,107,159)

27,033,010

Net change in unrealized appreciation (depreciation) on:
Investments	(4,906,933)
Futures	24,127
Short sales	6,689,856

1,807,050

NET GAIN ON INVESTMENTS	28,840,060

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,963,768

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,123,708	$2,406,914
Net realized gain on investment transactions	27,033,010	12,704,732
Net change in unrealized appreciation (depreciation) on investments	1,807,050	26,815,790

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	29,963,768	41,927,436

DISTRIBUTIONS	(2,408,370)	(1,889,935)

FUND SHARE TRANSACTIONS:
Fund share sold [3,004,988 and 8,185,685 shares, respectively]	35,798,249	82,732,387
Fund share issued in reinvestment of distributions [207,977 and 194,638 shares, respectively]	2,408,370	1,889,935
Fund share repurchased [2,792,731 and 6,370,007 shares, respectively]	(33,400,336)	(62,650,804)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	4,806,283	21,971,518

TOTAL INCREASE IN NET ASSETS	32,361,681	62,009,019
NET ASSETS:
Beginning of period	339,730,278	277,721,259

End of period	$372,091,959	$339,730,278

SEE NOTES TO FINANCIAL STATEMENTS.

A337

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 81.8%		Value (Note 2)
COMMON STOCKS — 41.2%	Shares

Australia — 1.3%
Acrux Ltd.*	46,996	$171,195
Adelaide Brighton Ltd.	326,166	1,084,470
Aditya Birla Minerals Ltd.	131,468	216,549
Ausdrill Ltd.	236,249	843,041
BHP Billiton Ltd.	73,600	3,478,393
Caltex Australia Ltd.	62,156	788,656
Campbell Brothers Ltd.	1,640	80,767
Carsales.com.au Ltd.	26,883	135,873
Charter Hall Retail, REIT	50,001	172,026
Coal & Allied Industries Ltd.	32,828	3,714,610
CSL Ltd.	57,329	2,037,812
David Jones Ltd.	208,147	908,913
Echo Entertainment Group Ltd.*	147,195	648,860
Grange Resources Ltd.*	355,576	201,421
Investa Office Fund, REIT	825,679	572,572
Iress Market Technology Ltd.	41,247	400,052
JB Hi-Fi Ltd.	59,698	1,096,678
Leighton Holdings Ltd.	98,526	2,222,532
Medusa Mining Ltd.	48,249	341,321
Metcash Ltd.	162,074	723,304
Minara Resources Ltd.	1,045,571	838,848
Mincor Resources NL	239,904	234,051
Monadelphous Group Ltd.	38,484	761,895
Mount Gibson Iron Ltd.*	382,326	760,241
Navitas Ltd.	116,100	504,076
New Hope Corp. Ltd.	198,569	1,115,094
OZ Minerals Ltd.	205,928	2,930,328
PanAust Ltd.*	151,765	617,838
Panoramic Resources Ltd.	221,352	417,886
Perilya Ltd.	202,314	138,617
Platinum Asset Management Ltd.	49,811	220,891
Premier Investments Ltd.	7,415	48,486
Ramelius Resources Ltd.	163,941	225,550
Rio Tinto Ltd.	24,253	2,170,849
Seven West Media Ltd.	148,532	646,291
Sonic Healthcare Ltd.	55,511	768,187
Stockland	274,928	1,008,428
Tabcorp Holdings Ltd.	232,298	821,769
Telstra Corp. Ltd.	1,307,518	4,062,954
Watpac Ltd.	1,077	1,608
Woolworths Ltd.	162,023	4,834,218
WorleyParsons Ltd.	22,614	688,528
Wotif.com Holdings Ltd.	24,611	124,260

		43,779,938

Austria — 0.1%
Oesterreichische Post AG	36,460	1,173,775
OMV AG	47,343	2,068,227
Raiffeisen Bank International AG	607	31,280
Voestalpine AG	2,623	144,790

		3,418,072

Belgium — 0.5%
Ageas	225,588	612,076
Befimmo SCA Sicafi, REIT	539	47,922
Bekaert SA	18,137	1,380,830
Belgacom SA	134,922	4,812,214

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Belgium (cont’d.)
Colruyt SA	39,281	$1,965,246
Compagnie Maritime Belge SA	1,490	40,384
Delhaize Group	21,080	1,580,434
Dexia SA*	68,337	212,767
KBC Groep NV	20,260	796,204
Mobistar SA	55,737	4,233,742
Nyrstar*	13,224	191,385

		15,873,204

Bermuda — 0.7%
Alterra Capital Holdings Ltd.	60,200	1,342,460
Arch Capital Group Ltd.*	81,900	2,614,248
Assured Guaranty Ltd.	65,900	1,074,829
AXIS Capital Holdings Ltd.	14,062	435,359
Cafe de Coral Holdings Ltd.	96,000	234,248
Catlin Group Ltd.	291,658	1,882,223
China Green Holdings Ltd.	492,000	314,146
Emperor International Holdings	352,000	79,954
Great Eagle Holdings Ltd.	123,000	409,880
Hiscox Ltd.	201,490	1,354,650
Knightsbridge Tankers Ltd.(a)	14,100	310,623
Lancashire Holdings Ltd.	53,852	563,956
Lazard Ltd. (Class A Stock)	49,300	1,829,030
OneBeacon Insurance Group Ltd. (Class A Stock)	3,900	52,221
Orient Overseas International Ltd.	112,000	724,118
PartnerRe Ltd.	38,900	2,678,265
Ports Design Ltd.	135,000	320,510
RenaissanceRe Holdings Ltd.	11,200	783,440
SIM Technology Group Ltd.	182,000	19,757
SmarTone Telecommunications Holding Ltd.	398,000	593,010
Stolt-Nielsen Ltd.	8,500	193,785
Texwinca Holdings Ltd.	1,024,000	1,213,355
TPV Technology Ltd.	702,000	354,388
Transport International Holdings Ltd.	31,600	92,855
Validus Holdings Ltd.	12,100	374,495
VTech Holdings Ltd.	159,500	1,890,886
Xyratex Ltd.*	26,300	269,838
Yue Yuen Industrial Holdings Ltd.	407,000	1,294,667

		23,301,196

Brazil — 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(a)	10,800	644,436
Cia de Saneamento de Minas Gerais-COPASA	18,400	369,026
Cia Energetica de Minas Gerais, ADR	74,729	1,542,407
Cia Siderurgica Nacional SA, ADR	28,600	356,356
CPFL Energia SA	24,634	349,625
EDP – Energias do Brasil SA	8,300	200,287
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	24,200	526,751
Light SA	83,400	1,572,718
Natura Cosmeticos SA	43,900	1,100,418

SEE NOTES TO FINANCIAL STATEMENTS.

A338

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Brazil (cont’d.)
Souza Cruz SA	113,320	$1,430,432
Telecomunicacoes de Sao Paulo SA, ADR	15,100	448,470

		8,540,926

British Virgin Islands
Playtech Ltd.	44,026	240,420

Canada — 1.7%
Alimentation Couche Tard, Inc. (Class B Stock)	50,300	1,466,573
Amerigo Resources Ltd.	34,700	35,619
Atco Ltd. (Class I Stock)	2,500	161,932
Bank of Montreal	50,100	3,186,930
Barrick Gold Corp.	44,100	2,002,322
BCE, Inc.	29,900	1,172,500
Bird Construction, Inc.	3,800	46,020
Breakwater Resources Ltd.*	64,900	499,308
Canadian National Railway Co.	7,900	631,869
Canadian Oil Sands Ltd.	227,500	6,564,700
Canadian Western Bank	34,900	1,114,542
Cascades, Inc.	14,200	93,935
Centerra Gold, Inc.	65,700	1,089,948
CGI Group, Inc. (Class A Stock)*	71,300	1,760,229
Chemtrade Logistics Income Fund	1,900	28,428
Chorus Aviation, Inc.	61,300	319,705
CI Financial Corp.	9,400	223,195
CML HealthCare, Inc.	17,300	167,359
Davis & Henderson Income Corp.	21,300	433,752
Davis & Henderson Income Fund	49,000	997,833
Empire Co. Ltd. (Class A Stock)	7,300	423,112
Genworth MI Canada, Inc.	8,400	221,137
High River Gold Mines Ltd.*	293,200	355,689
Industrial Alliance Insurance and Financial Services, Inc.	56,300	2,340,847
Labrador Iron Ore Royalty Corp.	10,800	434,374
Laurentian Bank of Canada	6,800	314,177
Magna International, Inc.	21,700	1,173,368
Metro, Inc. (Class A Stock)	14,500	721,504
Nexen, Inc.	42,200	951,245
North West Co., Inc. (The)	19,600	411,327
Pacific Rubiales Energy Corp.	54,300	1,455,394
Parkland Fuel Corp.	13,800	177,428
Pason Systems, Inc.	43,500	655,804
Perpetual Energy, Inc.	108,700	352,772
Petrobank Energy & Resources Ltd.*	22,500	330,344
Petrominerales Ltd.	80,400	2,360,023
Power Corp. of Canada	39,500	1,101,306
Power Financial Corp.	33,600	1,036,097
Quadra FNX Mining Ltd.*	31,300	464,737
Reitmans Canada Ltd. (Class A Stock)	4,300	68,393
Research In Motion Ltd.*	131,700	3,807,140
Rogers Communications, Inc. (Class B Stock)	113,600	4,498,299
Rogers Sugar, Inc.	7,800	43,430
Shoppers Drug Mart Corp.	52,900	2,177,542
Stantec, Inc.*	4,500	130,644

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Canada (cont’d.)
Sun Life Financial, Inc.	113,500	$3,418,710
Taseko Mines Ltd.*	43,600	217,898
Tim Hortons, Inc.	7,800	380,718
TMX Group, Inc.	35,200	1,598,590
Toronto-Dominion Bank (The)	13,100	1,110,807
Transglobe Energy Corp.*	34,400	392,348
Trican Well Service Ltd.	67,700	1,590,629
Wajax Corp.	9,200	346,842
Yamana Gold, Inc.	87,100	1,012,973
Zargon Oil & Gas Ltd.	26,800	594,660
Zarlink Semiconductor, Inc.*	14,900	36,151

		58,703,158

Cayman Islands — 0.3%
Agile Property Holdings Ltd.	588,000	915,115
ASM Pacific Technology Ltd.	160,200	2,202,725
China Wireless Technologies Ltd.	1,104,000	222,340
China Zhongwang Holdings Ltd.	869,600	382,905
Evergrande Real Estate Group Ltd.	1,586,000	1,038,619
Haitian International Holdings Ltd.	63,000	81,781
Himax Technologies, Inc., ADR	13,400	29,480
Kingboard Chemical Holdings Ltd.	126,500	587,703
Lonking Holdings Ltd.	2,878,000	1,577,742
Minth Group Ltd.	62,000	100,533
Norstar Founders Group Ltd.*	84,000	—
Pacific Textile Holdings Ltd.	79,000	52,819
Shenzhou International Group
Holdings Ltd.	376,000	512,801
Soho China Ltd.	1,313,000	1,175,983
TCL Communication Technology Holdings Ltd.	107,000	85,208
Trina Solar Ltd., ADR*(a)	13,800	309,396
United Laboratories International
Holdings Ltd. (The)	122,000	180,754
Xinyi Glass Holdings Ltd.	1,994,000	1,985,066
XTEP International Holdings	128,500	87,546

		11,528,516

Chile
Administradora de Fondos de Pensiones Provida SA	7,172	33,915
Almendral SA	462,656	71,277
Cia Cervecerias Unidas SA	4,987	59,703
Empresa Nacional de Telecomunicaciones SA	38,109	773,759
Inversiones Aguas Metropolitanas SA	68,999	105,562

		1,044,216

China — 0.5%
Bank of China Ltd. (Class H Stock)	1,144,200	560,038
China Construction Bank Corp. (Class H Stock)	1,323,000	1,101,378
China Petroleum & Chemical Corp. (Class H Stock)	1,948,000	1,977,401
China Shenhua Energy Co. Ltd. (Class H Stock)	596,000	2,855,987

SEE NOTES TO FINANCIAL STATEMENTS.

A339

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

China (cont’d.)
Dongfeng Motor Group Co. Ltd. (Class H Stock)	676,000	$1,283,333
Great Wall Motor Co. Ltd. (Class H Stock)	564,500	934,640
Great Wall Technology Co. Ltd. (Class H Stock)	82,000	34,070
PetroChina Co. Ltd. (Class H Stock)	2,864,000	4,206,602
Weichai Power Co. Ltd. (Class H Stock)	219,000	1,282,945
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	266,000	548,748
Zhejiang Expressway Co. Ltd. (Class H Stock)	290,000	218,939
Zijin Mining Group Co. Ltd. (Class H Stock)	1,662,000	836,499

		15,840,580

Cyprus
ProSafe SE	148,113	1,112,944
Songa Offshore SE*	109,242	540,627

		1,653,571

Czech Republic — 0.1%
CEZ A/S	31,687	1,630,541
Telefonica O2
Czech Republic A/S	39,298	1,022,809

		2,653,350

Denmark — 0.2%
AP Moller – Maersk A/S
(Class B Stock)	198	1,707,680
D/S Norden	10,900	375,314
H. Lundbeck A/S	184,795	4,861,135
Topdanmark A/S*	4,737	884,147

		7,828,276

Finland — 0.3%
Elisa Oyj	17,637	379,810
Huhtamaki Oyj	32,218	411,614
Nokia Oyj	155,831	1,010,129
Orion Oyj (Class B Stock)	139,482	3,594,355
Pohjola Bank PLC (Class A Stock)	28,292	365,968
Sampo Oyj (Class A Stock)	38,641	1,247,912
Sanoma Oyj	18,530	343,417
Stora Enso Oyj (Class R Stock)	122,948	1,289,957
UPM-Kymmene Oyj	67,529	1,234,868

		9,878,030

France — 0.9%
April	2,005	56,378
Arkema SA	12,937	1,331,822
AXA SA	27,733	630,204
BNP Paribas	26,419	2,039,333
Bouygues SA	17,614	774,339
Cegid Group	897	27,902
Ciments Francais SA	1,089	115,252

COMMON STOCKS (Continued)	Shares	Value (Note 2)

France (cont’d.)
CNP Assurances SA	83,372	$1,817,770
Credit Agricole SA	22,211	334,012
Eiffage SA	2,393	158,346
Euler Hermes SA	8,670	732,495
Fonciere des Regions, REIT	4,506	477,339
France Telecom SA	25,185	535,598
GDF Suez	15,500	567,218
Iliad SA	597	80,107
Legrand SA	17,978	757,230
LVMH Moet Hennessy Louis Vuitton SA	3,659	658,491
M6-Metropole Television	78,128	1,807,669
Natixis SA	241,556	1,212,019
Neopost SA	5,409	464,673
NetGem NPV	10,302	54,529
Nexity	10,921	521,835
Plastic Omnium SA	8,949	291,344
Rallye SA	8,147	338,484
SA des Ciments Vicat	7,718	648,147
Sanofi	26,612	2,139,519
SCOR SE	107,594	3,058,155
SEB SA	4,057	425,068
Societe Generale	31,846	1,889,757
Total SA	39,194	2,266,679
Valeo SA	10,236	698,847
Vinci SA	16,395	1,050,157
Vivendi	81,486	2,265,863

		30,226,581

Gabon
Total Gabon	1,178	604,648

Germany — 0.5%
Aixtron SE NA	24,688	842,409
Allianz SE	8,615	1,203,461
Aurubis AG	18,347	1,193,281
Axel Springer AG	11,666	576,212
BASF SE	67,110	6,575,920
Cewe Color Holding AG	975	45,669
Deutsche Bank AG	3,081	182,068
Fielmann AG	7,445	829,382
Gerry Weber International AG	2,451	160,923
Hannover Rueckversicherung AG	11,471	598,269
K+S AG	21,776	1,673,668
Rational AG	835	220,078
RWE AG	13,461	746,369
SMA Solar Technology AG	26,077	2,905,008
VTG AG	1,895	49,795
Wincor Nixdorf AG	9,244	668,051

		18,470,563

Greece — 0.1%
Hellenic Petroleum SA	7,311	69,020
Jumbo SA	40,000	301,633
Mytilineos Holdings SA*	92,152	636,102
	237,553	3,703,261

		4,710,016

SEE NOTES TO FINANCIAL STATEMENTS.

A340

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Guernsey — 0.2%
Amdocs Ltd.*	82,500	$2,507,175
HSBC Infrastructure Co. Ltd.	2,630,384	4,850,677
Resolution Ltd.	69,054	325,836

		7,683,688

Hong Kong — 0.5%
Cathay Pacific Airways Ltd.	382,000	888,633
Champion, REIT	65,000	36,549
Cheung Kong Holdings Ltd.	135,000	1,982,480
China Mobile Ltd.	490,000	4,561,795
China Pharmaceutical Group Ltd.	696,000	337,991
CNOOC Ltd.	2,167,000	5,104,111
Fosun International	113,500	86,718
Guangdong Investment Ltd.	218,000	116,708
GZ1 Real Estate Investment Trust	68,000	35,151
Hongkong Electric Holdings Ltd.	69,500	526,048
Hopewell Holdings Ltd.	39,000	123,719
Television Broadcasts Ltd.	17,000	112,681
Wharf Holdings Ltd. (The)	202,000	1,408,651
Wheelock & Co. Ltd.	160,000	643,580

		15,964,815

Hungary
Magyar Telekom Telecommunications PLC	88,257	283,637

Indonesia — 0.3%
Aneka Tambang Tbk PT	1,229,000	298,551
Indo Tambangraya Megah PT	255,000	1,333,209
International Nickel Indonesia Tbk PT	5,449,500	2,868,158
Perusahaan Gas Negara PT	2,516,000	1,183,357
Tambang Batubara Bukit Asam Tbk PT	529,500	1,287,403
Telekomunikasi Indonesia Tbk PT	3,006,500	2,588,920

		9,559,598

Ireland — 0.1%
Accenture PLC (Class A Stock)	25,600	1,546,752
Anglo Irish Bank Corp. PLC (ISE)*	2,500	—
Anglo Irish Bank Corp. PLC (XLON)*	20,646	—
DCC PLC	13,970	398,590
Paddy Power PLC	6,531	355,730
Seagate Technology PLC	76,800	1,241,088
Total Produce PLC	67,493	37,193
Willis Group Holdings PLC	31,800	1,307,298

		4,886,651

Israel — 0.4%
Bank Hapoalim BM*	519,061	2,581,573
Bezeq Israeli Telecommunication Corp. Ltd. (The)	918,392	2,314,607
Cellcom Israel Ltd.	73,392	2,038,451
Check Point Software Technologies Ltd.*	8,900	505,965
Discount Investment Corp.	9,143	132,953

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Israel (cont’d.)
First International Bank of Israel Ltd.	4,056	$59,803
Israel Chemicals Ltd.	125,981	1,999,698
Israel Discount Bank Ltd. (Class A Stock)*	225,240	442,270
Osem Investments Ltd.	2,641	43,015
Partner Communications Co. Ltd.	124,014	1,870,052
Teva Pharmaceutical Industries Ltd., ADR	45,300	2,184,366

		14,172,753

Italy — 0.3%
Assicurazioni Generali SpA	23,396	493,651
Autostrada Torino-Milano SpA	8,981	131,671
Banca Generali SpA	8,255	114,443
Banca Monte dei Paschi di Siena SpA	411,589	311,864
Banca Popolare di Milano Scarl	107,778	254,605
Banco Popolare Scarl	84,134	193,870
Beni Stabili SpA, REIT	4,128	4,190
Brembo SpA	999	14,241
Danieli & C Officine Meccaniche SpA	15,023	415,454
Enel SpA	47,512	310,325
ENI SpA	49,481	1,170,329
Intesa Sanpaolo SpA	274,316	730,364
KME Group SpA	82,223	39,944
Mediaset SpA	132,050	620,822
Milano Assicurazioni SpA*	28,302	15,756
Piccolo Credito Valtellinese Scarl	10,202	41,661
Recordati SpA	222,678	2,449,335
Snam Rete Gas SpA	124,080	734,857
Tod’s SpA	5,254	702,865
UniCredit SpA	254,224	538,251
Unione di Banche Italiane ScpA	36,067	203,040

		9,491,538

Japan — 3.7%
77 Bank Ltd. (The)	65,000	283,604
Aeon Credit Service Co. Ltd.	29,100	398,579
Aeon Fantasy Co. Ltd.	1,900	24,763
Aeon Mall Co. Ltd.	42,500	1,029,553
Aichi Machine Industry Co. Ltd.	15,000	61,386
Aichi Steel Corp.	63,000	431,668
Ain Pharmaciez, Inc.	1,400	57,603
Aisan Industry Co. Ltd.	3,700	39,103
Aisin Seiki Co. Ltd.	11,200	433,390
Alconix Corp.	1,400	39,593
Alpen Co. Ltd.	5,200	84,729
Alpine Electronics, Inc.	22,800	315,874
Alps Electric Co. Ltd.	61,400	624,135
Aoyama Trading Co. Ltd.	8,900	153,478
Arcs Co. Ltd.	8,300	130,404
Asahi Glass Co. Ltd.	52,000	608,519
Asahi Kasei Corp.	185,000	1,246,723
Autobacs Seven Co. Ltd.	9,900	417,551
Avex Group Holdings, Inc.	23,800	309,022

SEE NOTES TO FINANCIAL STATEMENTS.

A341

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Japan (cont’d.)
Bank of Kyoto Ltd. (The)	82,000	$755,003
Belluna Co. Ltd.	10,150	66,440
Benesse Holdings, Inc.	17,500	751,832
Calsonic Kansei Corp.	68,000	409,832
Canon Electronics, Inc.	4,100	111,985
Charle Co. Ltd.	10,100	56,298
Chiba Bank Ltd. (The)	160,000	1,001,324
Chubu Shiryo Co. Ltd.	1,000	6,835
CMIC Co. Ltd.	3,300	57,909
Cosmos Pharmaceutical Corp.	7,500	316,803
Create SD Holdings Co. Ltd.	500	11,021
Daihatsu Motor Co. Ltd.	64,000	1,089,194
Daiichikosho Co. Ltd.	3,300	53,386
Daishi Bank Ltd. (The)	67,000	202,019
Daito Trust Construction Co. Ltd.	23,200	1,969,678
Daiwa House Industry Co. Ltd.	300,000	3,785,605
Daiwa Industries Ltd.	5,000	23,948
Dena Co. Ltd.	31,700	1,363,306
DTS Corp.	7,500	73,042
Eisai Co. Ltd.	136,400	5,321,749
Exedy Corp.	20,700	709,769
FamilyMart Co. Ltd.	26,900	987,692
Fast Retailing Co. Ltd.	1,700	274,938
FCC Co. Ltd.	7,400	177,508
Fields Corp.	151	251,775
Fuji Heavy Industries Ltd.	99,000	769,331
Fuyo General Lease Co. Ltd.	1,200	40,679
Gourmet Navigator, Inc.	5,100	50,265
Gunma Bank Ltd. (The)	119,000	628,963
Hachijuni Bank Ltd. (The)	128,000	719,220
Hankyu Reit, Inc.	7	35,769
Heiwa Corp.	22,600	349,596
Hi-Lex Corp.	1,200	21,595
Higo Bank Ltd. (The)	40,000	231,843
HIS Co. Ltd.	6,700	165,559
Hisamitsu Pharmaceutical Co., Inc. .	46,400	1,976,665
Hitachi Capital Corp.	40,500	549,312
Hitachi Chemical Co. Ltd.	24,300	482,094
Hitachi Ltd.	119,000	706,265
Hokuto Corp.	3,700	81,201
Hosiden Corp.	36,000	327,594
Hoya Corp.	33,900	750,496
Idemitsu Kosan Co. Ltd.	3,700	394,876
Imasen Electric Industrial	1,700	24,186
Inaba Denki Sangyo Co. Ltd.	1,100	29,343
Industrial & Infrastructure Fund Investment Corp.	25	123,965
Infocom Corp.	172	193,403
Inpex Corp.	569	4,206,722
IT Holdings Corp.	36,500	324,406
ITC Networks Corp.	7,200	45,205
Itochu Techno-Solutions Corp.	9,000	319,480
Japan Drilling Co. Ltd.	12,400	425,457
Japan Office Investment Corp., REIT	15	18,790
Japan Petroleum Exploration Co.	34,400	1,614,981

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Japan (cont’d.)
Japan Prime Realty Investment Corp., REIT	70	$185,377
Japan Real Estate Investment Corp., REIT	25	245,971
JSP Corp.	4,100	68,716
Jupiter Telecommunications Co. Ltd.	229	256,199
K’s Holdings Corp.	15,100	652,894
Kagoshima Bank Ltd. (The)	77,000	501,831
Kaken Pharmaceutical Co. Ltd.	157,000	2,200,393
Kamigumi Co. Ltd.	29,000	271,028
Kaneka Corp.	46,000	302,247
Kanematsu Electronics Ltd.	1,000	10,388
Kato Sangyo Co. Ltd.	4,000	74,026
Kawasumi Laboratories, Inc.	4,000	25,840
KDDI Corp.	825	5,935,823
Keiyo Bank Ltd. (The)	25,000	125,798
Kenedix Realty Investment Corp., REIT	19	73,263
Kewpie Corp.	54,600	694,679
Kintetsu World Express, Inc.	9,700	318,549
Kobayashi Pharmaceutical Co. Ltd.	8,100	407,104
Kyowa Exeo Corp.	54,000	547,887
Lawson, Inc.	8,600	451,165
Maeda Road Construction Co. Ltd.	8,000	77,850
Marubeni Corp.	76,000	505,081
Melco Holdings, Inc.	9,000	230,236
MID Reit, Inc., REIT	40	111,890
Ministop Co. Ltd.	2,100	37,899
Miraca Holdings, Inc.	28,000	1,134,466
Mitsubishi UFJ Financial Group, Inc.	1,254,500	6,113,601
Mitsui Engineering & Shipbuilding Co. Ltd.	255,000	556,816
Mitsui Knowledge Industry Co. Ltd.	153	23,610
Mitsui Mining & Smelting Co. Ltd.	284,000	958,955
Mizuho Financial Group, Inc.	3,776,400	6,206,999
Moshi Moshi Hotline, Inc.	16,550	269,043
Musashi Seimitsu Industry Co. Ltd. .	6,100	160,802
Namura Shipbuilding Co. Ltd.	4,700	20,808
NEC Fielding Ltd.	4,000	48,330
NEC Mobiling Ltd.	5,500	185,752
NEC Networks & System Integration Corp.	3,300	46,151
Nifty Corp.	28	36,574
Nihon Nohyaku Co. Ltd.	35,000	161,416
Nippo Corp.	9,000	72,922
Nippon Densetsu Kogyo Co. Ltd.	4,000	42,610
Nippon Electric Glass Co. Ltd.	288,000	3,695,368
Nippon Synthetic Chemical Industry Co. Ltd. (The)	18,000	128,704
Nippon Telegraph & Telephone Corp.	21,400	1,032,161
Nishi-Nippon City Bank Ltd. (The)	155,000	457,838
Nishimatsuya Chain Co. Ltd.	7,000	57,837
Nissan Shatai Co. Ltd.	11,000	84,936

SEE NOTES TO FINANCIAL STATEMENTS.

A342

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Japan (cont’d.)
Nisshin Fudosan Co.	10,000	$64,184
Nisshin Seifun Group, Inc.	20,000	249,975
Nitori Holdings Co. Ltd.	1,350	128,128
Nittetsu Mining Co. Ltd.	82,000	372,122
Nomura Real Estate Office Fund, Inc., REIT	67	443,580
Nomura Research Institute Ltd.	27,800	608,937
NTT Data Corp.	219	727,820
NTT DoCoMo, Inc.	3,502	6,254,366
Obic Co. Ltd.	1,170	218,683
Okinawa Cellular Telephone Co.	8	16,929
Oracle Corp. Japan	7,300	318,131
Oriental Land Co. Ltd.	6,200	525,933
ORIX Corp.	2,240	217,889
Orix JREIT, Inc., REIT	32	176,833
Pacific Industrial Co. Ltd.	3,000	13,971
Pacific Metals Co. Ltd.	223,000	1,650,297
PGM Holdings KK	150	78,441
Point, Inc.	24,370	1,061,278
Pola Orbis Holdings, Inc.	7,800	204,795
Press Kogyo Co. Ltd.	68,000	344,889
Rengo Co. Ltd.	90,000	594,732
Right On Co. Ltd.*	2,800	14,536
Rohto Pharmaceutical Co. Ltd.	39,000	443,835
Ryoden Trading Co. Ltd.	3,000	18,565
San-In Godo Bank Ltd. (The)	109,000	782,006
Sanoh Industrial Co. Ltd.	4,900	41,847
Santen Pharmaceutical Co. Ltd.	30,400	1,232,414
Sanyo Chemical Industries Ltd.	8,000	63,351
Sega Sammy Holdings, Inc.	52,300	1,010,998
Sekisui Jushi Corp.	1,000	10,211
Shimamura Co. Ltd.	18,700	1,782,638
Shindengen Electric Manufacturing Co. Ltd.	28,000	131,932
Shinko Plantech Co. Ltd.	37,200	402,093
Shinsho Corp.	11,000	26,520
Shionogi & Co. Ltd.	43,000	704,148
Ship Healthcare Holdings, Inc.	11,600	214,275
SKY Perfect JSAT Holdings, Inc.	330	136,209
Sony Financial Holdings, Inc.	28,300	511,653
Sugi Holdings Co. Ltd.	14,600	381,038
Sumitomo Corp.	58,300	793,128
Sumitomo Electric Industries Ltd.	50,600	738,033
Sumitomo Metal Mining Co. Ltd.	55,000	903,608
Sumitomo Mitsui Financial Group, Inc.	170,600	5,260,398
Sundrug Co. Ltd.	14,100	447,480
T. RAD Co. Ltd.	26,000	125,639
Tachi-S Co. Ltd.	20,000	370,888
Takeda Pharmaceutical Co. Ltd.	103,300	4,774,208
Toagosei Co. Ltd.	136,000	685,011
Tochigi Bank Ltd. (The)	5,000	19,121
Toho Bank Ltd. (The)	12,000	26,629
Toho Zinc Co. Ltd.	83,000	407,025
Tokai Rika Co. Ltd.	32,700	632,327
Token Corp.	620	22,518
Tokyu REIT, Inc.	211	1,412,790

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Japan (cont’d.)
Tomen Electronics Corp.	4,400	$54,037
TonenGeneral Sekiyu K.K.	148,000	1,820,465
Toppan Forms Co. Ltd.	59,400	472,784
Toyota Auto Body Co. Ltd.	35,500	583,213
Trend Micro, Inc.	14,000	434,942
TS Tech Co. Ltd.	9,400	178,740
Tsuruha Holdings, Inc.	29,300	1,401,644
Unipres Corp.	67,300	1,745,965
USS Co. Ltd.	9,620	746,259
Valor Co. Ltd.	12,800	179,491
Yachiyo Bank Ltd. (The)	1,300	36,923
Yamada Denki Co. Ltd.	38,410	3,129,631
Yorozu Corp.	11,500	253,559
Zappallas, Inc.	118	142,169

		127,912,469

Luxembourg
Oriflame Cosmetics SA	825	40,603

Malaysia — 0.1%
APM Automotive Holdings Bhd	11,100	17,939
British American Tobacco Malaysia Bhd	19,100	295,403
Digi.Com Bhd	266,600	2,565,158
Nestle Malaysia Bhd	4,800	75,032
Petronas Gas Bhd	38,300	167,821
Proton Holdings Bhd	19,700	21,626
Tradewinds Malaysia Bhd	22,400	77,497
YTL Power International Bhd	1	1

		3,220,477

Marshall Island
DHT Holdings, Inc.	27,300	104,559
Paragon Shipping, Inc. (Class A Stock)	16,200	32,886
Safe Bulkers, Inc.	4,600	35,052

		172,497

Mexico — 0.1%
America Movil SAB de CV (Class L Stock), ADR	23,800	1,282,344
Grupo Mexico SAB de CV, Series B	427,700	1,412,212
Industrias Penoles SAB de CV	46,745	1,764,640
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	35,400	232,805
Telefonos de Mexico SAB de CV (Class L Stock), ADR	9,300	153,450

		4,845,451

Netherlands — 0.5%
Aegon NV*	45,809	312,488
Arcadis NV	16,676	407,964
ASM International NV	52,682	2,078,387
ASML Holding NV	135,064	4,974,949
BE Semiconductor Industries NV	20,935	182,154
CSM NV	14,277	480,538

SEE NOTES TO FINANCIAL STATEMENTS.

A343

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Netherlands (cont’d.)
ING Groep NV, CVA*	21,038	$258,986
Koninklijke Ahold NV	23,450	315,102
Koninklijke BAM Groep NV	25,697	160,835
Koninklijke Boskalis Westminster NV	27,879	1,318,186
Koninklijke DSM NV	18,847	1,223,205
Koninklijke KPN NV	45,955	668,419
Koninklijke Vopak NV	12,508	612,903
Sligro Food Group NV	25,726	917,187
SNS REAAL NV*	54,100	241,558
Unilever NV, CVA	55,050	1,804,584

		15,957,445

New Zealand
Air New Zealand Ltd.	28,501	26,488
Telecom Corp of New Zealand Ltd.	536,690	1,093,842

		1,120,330

Norway — 0.4%
Atea ASA	36,860	387,720
Cermaq ASA*	25,356	405,356
DnB NOR ASA	36,687	511,360
Marine Harvest ASA	1,091,843	875,474
Olsen (Fred) Energy ASA	105,222	3,721,186
SpareBank 1 SMN	5,984	54,237
SpareBank 1 SR-Bank	3,000	28,637
Statoil ASA	180,112	4,560,262
Telenor ASA	113,614	1,860,522
TGS Nopec Geophysical Co. ASA	78,005	2,187,549

		14,592,303

Philippines — 0.1%
Aboitiz Equity Ventures, Inc.	148,100	143,761
Aboitiz Power Corp.	572,500	414,618
DMCI Holdings, Inc.	1,264,100	1,246,174
Globe Telecom, Inc.	10,257	211,891
Philippine Long Distance Telephone Co., ADR	52,000	2,810,080
Rizal Commercial Banking Corp.	37,700	23,007
Semirara Mining Corp.	22,970	113,309
Union Bank of Philippines	17,400	24,006

		4,986,846

Poland — 0.2%
KGHM Polska Miedz SA*	73,534	5,281,536
Portugal — 0.1%
Banco BPI SA*	85,266	125,504
Banco Comercial Portugues SA (Class R Stock)*	814,978	484,557
Banco Espirito Santo SA	213,227	794,677
Portucel Empresa Produtora de Pasta e Papel SA	47,894	159,188
Portugal Telecom SGPS SA	86,564	858,259

		2,422,185

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Russia — 0.1%
Gazprom OAO, ADR	63,940	$930,327
Lukoil OAO, ADR	16,500	1,051,875
Mobile Telesystems OJSC, ADR	54,800	1,042,296

		3,024,498

Singapore — 0.6%
Boustead Singapore Ltd.	65,000	53,505
Frasers Commercial Trust, REIT	312,800	206,275
Hong Leong Asia Ltd.	195,000	361,250
Jardine Cycle & Carriage Ltd.	52,920	1,856,932
K-Green Trust	54,000	46,601
Keppel Land Ltd.	116,000	342,766
Lippo-Mapletree Indonesia Retail Trust, REIT	100,000	49,321
M1 Ltd.	525,000	1,082,575
SembCorp Industries Ltd.	391,000	1,592,243
SembCorp Marine Ltd.	419,000	1,813,265
SIA Engineering Co. Ltd.	213,000	754,838
Singapore Airlines Ltd.	64,000	740,750
Singapore Post Ltd.	904,000	853,733
Singapore Telecommunications Ltd.	1,293,000	3,332,755
SMRT Corp. Ltd.	450,000	707,221
Starhill Global, REIT	265,000	140,295
StarHub Ltd.	1,379,000	3,136,024
Straits Asia Resources Ltd.	117,000	285,976
Ums Holdings Ltd.	269,000	128,442
UOL Group Ltd.	219,000	889,296
Venture Corp. Ltd.	88,000	612,251

		18,986,314

South Africa — 0.4%
Adcock Ingram Holdings Ltd.	9,086	79,831
Astral Foods Ltd.	2,532	47,930
Aveng Ltd.	76,525	405,158
AVI Ltd.	57,303	264,405
DRDGOLD Ltd.	106,925	51,709
Kumba Iron Ore Ltd.	76,088	5,446,270
Lewis Group Ltd.	27,092	338,720
Palabora Mining Co. Ltd.	14,793	277,842
Raubex Group Ltd.	22,026	52,477
RMB Holdings Ltd.	258,662	1,019,454
Sanlam Ltd.	199,564	813,390
Sasol Ltd.	33,167	1,746,101
Spar Group Ltd. (The)	26,305	351,055
Truworths International Ltd.	111,256	1,205,885
Wilson Bayly Holmes-Ovcon Ltd.	3,352	54,530

		12,154,757

South Korea — 0.3%
Boryung Pharmaceutical Co. Ltd.	1,850	36,428
Daishin Securities Co. Ltd.	13,260	170,213
Dongil Industries Co. Ltd.	386	26,114
Dongwon Industries Co. Ltd.	332	60,906
Global & Yuasa Battery Co. Ltd.	1,830	82,162
Halla Climate Control	21,060	506,947
Hanil E-Wha Co. Ltd.	35,460	432,660
Hankook Shell Oil Co. Ltd.	244	47,149

SEE NOTES TO FINANCIAL STATEMENTS.

A344

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

South Korea (cont’d.)
Hyundai Heavy Industries Co. Ltd.	2,834	$1,182,794
Inzi Controls Co. Ltd.	6,720	53,062
Kangwon Land, Inc.	55,070	1,478,455
KG Chemical Corp.	10,050	77,165
KP Chemical Corp.	23,340	540,417
KT&G Corp.	48,201	2,997,749
Kyung Nong Corp.	28,580	86,063
LG Chem Ltd.	3,141	1,435,684
Nexen Corp.	300	22,254
S1 Corp.	11,462	593,460
Samsung Electronics Co. Ltd.	1,163	899,769
Sebang Co. Ltd.	4,060	66,374
Sejong Industrial Co. Ltd.	15,860	306,676
Simm Tech Co. Ltd.	11,881	144,099
SK Telecom Co. Ltd., ADR	5,100	95,370
Sunchang Corp.	9,250	58,048
Sungwoo Hitech Co. Ltd.	12,604	298,085
Thinkware Systems Corp.	3,749	29,659
Uangel Corp.	1,940	5,538
Uniquest Corp.*	2,870	8,020

		11,741,320

Spain — 0.6%
Almirall SA	9,399	100,862
Antena 3 de Television SA	185,371	1,529,570
Banco Bilbao Vizcaya Argentaria SA	419,318	4,919,346
Banco de Sabadell SA	58,763	242,865
Banco Espanol de Credito SA	25,233	195,035
Banco Popular Espanol SA	75,831	426,782
Banco Santander SA	4,991	57,634
Bankinter SA	30,815	209,267
Bolsas y Mercados Espanoles SA	2,305	68,607
Construcciones y Auxiliar de Ferrocarriles SA	529	310,919
Corp. Financiera Alba	4,996	282,192
Criteria Caixacorp SA	104,736	731,017
Duro Felguera SA	36,649	305,594
Enagas SA	61,223	1,483,564
Inditex SA	5,403	492,364
Mapfre SA	232,023	861,363
Obrascon Huarte Lain SA	2,653	101,376
Prosegur Cia de Seguridad SA	14,577	775,165
Red Electrica Corp. SA	5,806	350,467
Repsol YPF SA	42,276	1,467,687
Tecnicas Reunidas SA	14,369	737,224
Telefonica SA	46,567	1,138,548
Viscofan SA	35,144	1,398,972
Vueling Airlines SA*	22,641	296,154
Zardoya Otis SA	28,946	426,479
Zardoya Otis SA – I11*	1,447	21,324

		18,930,377

Sweden — 0.6%
Atlas Copco AB (Class A Stock)	64,712	1,703,432
Axfood AB	49,117	1,726,224
Billerud AB	49,016	513,392

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Sweden (cont’d.)
Boliden AB	75,734	$1,398,490
Concentric AB*	6,626	45,883
Haldex AB	6,626	35,407
Haldex AB (Redemption Shares)*	6,626	31,427
Hoganas AB (Class B Stock)	10,098	403,907
Intrum Justitia AB	33,871	498,008
Lundin Petroleum AB*	92,374	1,255,955
NCC AB (Class B Stock)	17,797	404,887
Nordea Bank AB	26,893	289,117
Peab AB	34,559	246,850
SKF AB (Class B Stock)	63,830	1,846,723
Svenska Cellulosa AB SCA (Class B Stock)	37,597	529,313
Svenska Handelsbanken AB (Class A Stock)	7,657	236,179
Tele2 AB (Class B Stock)	305,855	6,044,374
TeliaSonera AB	503,990	3,697,138

		20,906,706

Switzerland — 1.1%
ACE Ltd.	84,100	5,535,462
Actelion Ltd.*	19,969	983,546
Allied World Assurance Co. Holdings Ltd.	50,800	2,925,064
Baloise Holding AG	6,586	679,554
Credit Suisse Group AG*	8,226	319,941
Garmin Ltd.	26,900	888,507
Helvetia Holding AG	2,691	1,152,257
Huber & Suhner AG	1,053	69,386
Lindt & Spruengli AG	11	400,946
Meyer Burger Technology AG*	35,584	1,572,341
Nestle SA	44,678	2,776,599
Novartis AG	71,402	4,373,717
Pargesa Holding SA	2,981	276,206
Partners Group Holding AG	6,637	1,174,648
Roche Holding AG	32,561	5,449,102
Straumann Holding AG	1,637	394,282
Swatch Group AG (The)	486	244,980
Swisscom AG	3,347	1,534,664
UBS AG*	225,474	4,111,230
Zurich Financial Services AG*	7,757	1,961,508

		36,823,940

Taiwan — 0.7%
Ability Enterprise Co. Ltd.	107,000	147,920
Apex Biotechnology Corp.	79,000	184,997
Asia Vital Components Co. Ltd.	148,000	158,336
Audix Corp.	71,000	84,389
Avermedia Technologies, Inc.	55,000	70,363
C Sun Manufacturing Ltd.	85,000	89,247
Chicony Electronics Co. Ltd.	127,000	246,284
China Manmade Fibers Corp.*	432,000	188,658
China Metal Products Co. Ltd.	131,000	151,209
China Steel Chemical Corp.	63,000	337,479
Chinese Maritime Transport Ltd.	68,000	117,375
Chong Hong Construction Co.	104,000	286,759
Chun Yuan Steel	138,000	72,049

SEE NOTES TO FINANCIAL STATEMENTS.

A345

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Taiwan (cont’d.)
Compal Electronics, Inc.	410,951	$504,918
Coretronic Corp.	269,000	425,818
Dynapack International Technology Corp.	33,000	147,548
Evergreen Marine Corp. Taiwan Ltd.*	664,000	535,594
Far EasTone Telecommunications Co. Ltd.	80,000	127,684
Farglory Land Development Co. Ltd.	219,000	547,274
Feng Tay Enterprise Co. Ltd.	19,000	18,177
First Copper Technology Co. Ltd.	325,000	156,497
Formosa Chemicals & Fibre Corp.	217,000	809,787
FSP Technology, Inc.	28,000	31,187
Getac Technology Corp.	82,000	39,364
Global Mixed Mode Technology, Inc.*	27,000	115,590
HTC Corp.	32,262	1,090,818
Inventec Co. Ltd.	407,715	213,388
Leader Electronics, Inc.	43,451	23,147
Lingsen Precision Industries Ltd.	250,000	192,910
LITE-ON IT Corp.	70,000	79,943
Motech Industries, Inc.	151,000	586,286
MPI Corp.*	65,000	256,794
Nien Hsing Textile Co. Ltd.	198,000	159,216
O-TA Precision Industry Co. Ltd.*	12,000	11,971
Pegatron Corp.*	93,324	96,962
Phihong Technology Co. Ltd.	93,626	190,420
POU Chen Corp.	848,000	784,141
Powertech Technology, Inc.	250,250	842,395
Quanta Computer, Inc.	346,513	823,251
Radiant Opto-Electronics Corp.	138,020	447,547
Raydium Semiconductor Corp.	9,000	36,817
Richtek Technology Corp.	72,000	495,619
Sigurd Microelectronics Corp.	230,000	208,544
Silitech Technology Corp.	36,000	85,334
Simplo Technology Co. Ltd.	92,700	749,257
Sincere Navigation	280,000	319,349
Sino-American Silicon Products, Inc.	104,000	344,132
Sinon Corp.	319,000	155,721
Sirtec International Co. Ltd.	114,000	207,587
Sitronix Technology Corp.	89,000	123,907
Soft-World International Corp.	82,000	327,997
Taiwan Mobile Co. Ltd.	511,000	1,386,071
Taiwan Prosperity Chemical Corp.	279,000	1,140,194
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	161,700	2,039,037
Taiwan Surface Mounting Technology Co. Ltd.*	43,000	128,475
Test Research, Inc.	93,000	147,583
Thye Ming Industrial Co. Ltd.	52,000	72,438
Topco Scientific Co. Ltd.	37,000	60,933
Tripod Technology Corp.	328,000	1,363,858
TSRC Corp.	230,000	678,692
Ttet Union Corp.	66,000	125,114
U-Ming Marine Transport Corp.	205,000	439,844

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Taiwan (cont’d.)
UPC Technology Corp.	299,000	$240,148
Weikeng Industrial Co. Ltd.	86,000	83,725
Wistron Corp.	340,179	606,398
Yufo Electronics Co. Ltd.	59,000	50,528

		23,010,994

Thailand — 0.3%
Advanced Info Service PCL, NVDR	1,089,100	3,695,123
Bangchak Petroleum PCL, NVDR	790,200	520,502
Bangkok Bank PCL	108,800	563,040
Bangkok Expressway PCL, NVDR	98,600	57,443
BEC World PCL, NVDR	317,400	357,715
Bualuang Securities PCL	121,500	51,536
CP ALL PCL	762,500	1,100,741
Delta Electronics Thai PCL, NVDR	297,100	240,079
Electricity Generating PCL, NVDR	16,000	48,430
Hana Microelectronics PCL, NVDR	69,900	53,140
Lanna Resources PCL, NVDR	289,800	257,736
MCS Steel PCL, NVDR	282,600	97,723
Padaeng Industry PCL, NVDR	207,800	130,905
Property Perfect PCL, NVDR	1,365,000	31,543
PTT Exploration & Production PCL, NVDR	298,000	1,664,303
PTT PCL	17,600	191,896
PTT PCL, NVDR	65,300	714,471
Ratchaburi Electricity Generating Holding PCL, NVDR	22,500	30,607
Thai Union Frozen Products PCL, NVDR	82,300	128,870

		9,935,803

Turkey — 0.3%
Arcelik A/S	60,586	309,836
Aygaz A/S	15,911	102,936
Bagfas Bandirma Gubre Fabrik	2,673	253,630
BIM Birlesik Magazalar A/S	13,848	450,081
Ford Otomotiv Sanayi A/S	66,419	570,884
Koza Anadolu Metal Madencilik Isletmeleri A/S*	90,731	270,013
Pinar SUT Mamulleri Sanayii A/S	11,981	118,481
Trakya Cam Sanayi A/S	50,951	108,620
Tupras Turkiye Petrol Rafinerileri A/S	38,851	952,723
Turk Telekomunikasyon A/S	412,837	2,182,466
Turk Traktor ve Ziraat Makineleri A/S	71,091	1,629,443
Turkcell Iletisim Hizmet A/S*	468,902	2,519,301
Turkiye Is Bankasi (Class C Stock)	343,930	1,055,312
Turkiye Sinai Kalkinma Bankasi A/S	537,273	860,696
Vestel Beyaz Esya Sanayi ve Ticaret A/S	7,291	12,354

		11,396,776

United Arab Emirates
Lamprell PLC	129,741	785,230

SEE NOTES TO FINANCIAL STATEMENTS.

A346

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

United Kingdom — 3.0%
Abcam PLC	31,020	$207,482
Aberdeen Asset Management PLC	260,923	934,276
Admiral Group PLC	16,723	445,807
Aero Inventory PLC*	16,478	—
Aggreko PLC	2,220	68,730
Ashmore Group PLC	228,515	1,461,158
AstraZeneca PLC	141,570	7,061,800
Aveva Group PLC	9,834	270,365
Aviva PLC	98,618	694,839
BAE Systems PLC	748,869	3,828,057
Balfour Beatty PLC	205,809	1,019,020
Barclays PLC	287,811	1,184,604
Beazley PLC	555,198	1,113,836
Berendsen PLC	43,613	381,483
BG Group PLC	85,848	1,948,241
BHP Billiton PLC	76,481	3,009,797
British American Tobacco PLC	79,897	3,501,993
Brown (N) Group PLC	59,308	250,341
Bunzl PLC	60,367	755,714
Burberry Group PLC	15,874	369,418
Cairn Energy PLC*	347,330	2,312,300
Capita Group PLC (The)	143,520	1,648,106
Carillion PLC	173,366	1,046,479
Centrica PLC	926,057	4,805,146
Charter International PLC	45,736	581,362
Chaucer Holdings PLC	245,417	209,251
Cineworld Group PLC	3,661	11,957
Cranswick PLC	5,456	63,792
Croda International PLC	18,745	567,702
Dairy Crest Group PLC	9,832	58,386
Drax Group PLC	412,739	3,335,325
Electrocomponents PLC	92,151	403,171
EnQuest PLC*	60,979	120,378
Eurasian Natural Resources Corp. PLC	23,838	298,994
Ferrexpo PLC	235,927	1,778,152
FirstGroup PLC	106,185	580,970
Game Group PLC	54,028	31,433
Greggs PLC	35,413	301,517
Gulfsands Petroleum PLC*	95,528	324,268
Halfords Group PLC	237,497	1,414,911
Halma PLC	199,643	1,327,493
Hargreaves Lansdown PLC	8,862	86,405
Henderson Group PLC	350,386	858,152
Hill & Smith Holdings PLC	13,315	74,314
Home Retail Group PLC	214,422	563,354
HSBC Holdings PLC	344,623	3,420,400
IG Group Holdings PLC	222,020	1,555,034
IMI PLC	99,316	1,678,459
Imperial Tobacco Group PLC	23,000	764,489
Inmarsat PLC	70,597	629,976
International Personal Finance PLC	25,858	152,682
Interserve PLC	54,950	284,420
Investec PLC	114,123	924,054
J Sainsbury PLC	230,667	1,219,473
Kazakhmys PLC	30,308	671,274

COMMON STOCKS (Continued)	Shares	Value (Note 2)

United Kingdom (cont’d.)
Keller Group PLC	12,023	$89,960
Legal & General Group PLC	824,238	1,563,627
Lloyds Banking Group PLC*	264,194	207,770
Marks & Spencer Group PLC	149,750	868,597
Mitie Group PLC	147,480	563,107
Next PLC	41,238	1,538,805
Paragon Group of Cos. PLC	87,570	278,843
Petrofac Ltd.	33,258	808,137
Premier Farnell PLC	168,649	673,979
Reckitt Benckiser Group PLC	43,425	2,397,516
Reed Elsevier PLC	158,360	1,438,550
Rightmove PLC	11,993	229,439
Rio Tinto PLC	71,731	5,169,693
Robert Wiseman Dairies PLC	2,066	10,379
Rotork PLC	27,654	748,305
Royal Bank of Scotland Group PLC*	357,174	220,471
Royal Dutch Shell PLC (Class A Stock) (XAMS)	63,563	2,256,478
Royal Dutch Shell PLC (Class A Stock) (XLON)	64,198	2,285,316
Sage Group PLC (The)	265,162	1,229,481
Scottish & Southern Energy PLC	65,333	1,460,652
Senior PLC	33,352	97,315
Serco Group PLC	12,218	108,342
Smith & Nephew PLC	189,719	2,024,863
Spirax-Sarco Engineering PLC	36,508	1,172,461
Standard Chartered PLC	82,556	2,170,330
Tesco PLC	698,073	4,503,914
Tullett Prebon PLC	25,039	142,381
Vedanta Resources PLC	45,581	1,531,876
Vodafone Group PLC	267,859	710,628
Weir Group PLC (The)	10,275	350,762
WH Smith PLC	143,972	1,132,006
Wincanton PLC	4,348	8,200
WM Morrison Supermarkets PLC	307,840	1,470,845
WSP Group PLC	12,948	54,238

		102,127,806

United States — 18.7%
3M Co.	22,700	2,153,095
Abbott Laboratories	105,200	5,535,624
AboveNet, Inc.	6,600	465,036
Advance America Cash Advance Centers, Inc.	18,500	127,465
Advance Auto Parts, Inc.	47,400	2,772,426
Advanced Battery Technologies, Inc.*(a)	89,500	88,605
Aecom Technology Corp.*(a)	44,500	1,216,630
Aeropostale, Inc.*(a)	98,850	1,729,875
Aflac, Inc.	79,700	3,720,396
Airgas, Inc.	43,800	3,067,752
Alliance Resource Partners LP(a)	50,200	3,887,990
Allstate Corp. (The)	34,600	1,056,338
Almost Family, Inc.*	6,700	183,580
Amedisys, Inc.*	12,500	332,875
Ameren Corp.(a)	21,200	611,408

SEE NOTES TO FINANCIAL STATEMENTS.

A347

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

United States (cont’d.)
American Financial Group, Inc.	42,400	$1,513,256
Amerigas Partners LP(a)	16,600	747,498
AMERIGROUP Corp.*(a)	52,600	3,706,722
AmerisourceBergen Corp.	81,300	3,365,820
Amgen, Inc.*	18,300	1,067,805
Amkor Technology, Inc.*(a)	97,300	600,341
AmSurg Corp.*(a)	24,600	642,798
AmTrust Financial Services, Inc.(a)	70,500	1,605,990
Analog Devices, Inc.	13,300	520,562
Annaly Capital Management, Inc., REIT(a)	29,200	526,768
Apache Corp.	50,300	6,206,517
Apple, Inc.*	7,600	2,551,092
Applied Industrial Technologies, Inc.	42,300	1,506,303
Applied Materials, Inc.	195,500	2,543,455
AptarGroup, Inc.	24,200	1,266,628
Arrow Electronics, Inc.*	63,800	2,647,700
Ascena Retail Group, Inc.*(a)	29,800	1,014,690
Assurant, Inc.	20,800	754,416
AT&T, Inc.	51,600	1,620,756
Atmel Corp.*	80,800	1,136,856
Atmos Energy Corp.	17,200	571,900
Atwood Oceanics, Inc.*(a)	28,900	1,275,357
Autoliv, Inc.(a)	20,000	1,569,000
Automatic Data Processing, Inc.	9,800	516,264
Avnet, Inc.*	50,300	1,603,564
Bally Technologies, Inc.*(a)	36,800	1,497,024
Bank of America Corp.	46,700	511,832
Bank of Hawaii Corp.	35,000	1,628,200
Bank of New York Mellon Corp. (The)	71,100	1,821,582
Baxter International, Inc.	48,500	2,894,965
Becton, Dickinson and Co.	33,200	2,860,844
Bed Bath & Beyond, Inc.*	18,900	1,103,193
Best Buy Co., Inc.	113,800	3,574,458
Big Lots, Inc.*	56,400	1,869,660
BMC Software, Inc.*	26,100	1,427,670
BP Prudhoe Bay Royalty Trust(a)	11,900	1,328,516
Bridgepoint Education, Inc.*	46,700	1,167,500
Brightpoint, Inc.*	33,000	267,630
Brinker International, Inc.	23,900	584,594
Bristol-Myers Squibb Co.	190,700	5,522,672
Broadcom Corp. (Class A Stock)*	32,400	1,089,936
Broadridge Financial Solutions, Inc.	69,400	1,670,458
Brocade Communications Systems, Inc.*	135,900	877,914
Brookdale Senior Living, Inc.*	32,300	783,275
Brooks Automation, Inc.*	31,700	344,262
Buckle, Inc. (The)(a)	37,800	1,614,060
C.H. Robinson Worldwide, Inc.	5,900	465,156
C.R. Bard, Inc.	13,800	1,516,068
Cabot Corp.	66,300	2,643,381
Cabot Microelectronics Corp.*	8,700	404,289
CACI International, Inc. (Class A Stock)*(a)	24,400	1,539,152
Cal-Maine Foods, Inc.(a)	11,500	367,540

COMMON STOCKS (Continued)	Shares	Value (Note 2)

United States (cont’d.)
Calamos Asset Management, Inc. (Class A Stock)	21,500	$312,180
Campbell Soup Co.(a)	80,700	2,788,185
Capella Education Co.*	6,300	263,655
Capstead Mortgage Corp.	41,100	550,740
CARBO Ceramics, Inc.(a)	2,400	391,080
Career Education Corp.*(a)	75,000	1,586,250
CareFusion Corp.*	46,400	1,260,688
Carter’s, Inc.*	43,500	1,338,060
Cash America International, Inc.(a)	15,700	908,559
Centene Corp.*	43,600	1,549,108
Center Financial Corp.*	9,900	62,865
Cephalon, Inc.*(a)	10,600	846,940
Chemed Corp.	25,200	1,651,104
Chesapeake Energy Corp.	37,900	1,125,251
Chevron Corp.	66,951	6,885,241
China Automotive Systems, Inc.*(a)	7,100	61,273
China Green Agriculture, Inc.*	21,200	105,576
China Information Technology, Inc.*	29,400	61,152
China Sky One Medical, Inc.*(a)	11,400	24,852
China-Biotics, Inc.*(a)	21,400	—
Chubb Corp. (The)	79,600	4,983,756
CIGNA Corp.	78,900	4,057,827
Cimarex Energy Co.	31,200	2,805,504
Cisco Systems, Inc.	117,500	1,834,175
Citigroup, Inc.	56,070	2,334,755
Citrix Systems, Inc.*	8,300	664,000
Cleco Corp.(a)	49,000	1,707,650
Cliffs Natural Resources, Inc.(a)	66,900	6,184,905
Cloud Peak Energy, Inc.*	36,900	785,970
CNO Financial Group, Inc.*	64,300	508,613
Coach, Inc.	5,900	377,187
Coca-Cola Co. (The)	36,300	2,442,627
Cognizant Technology Solutions Corp. (Class A Stock)*	4,200	308,028
Colgate-Palmolive Co.	21,300	1,861,833
Comerica, Inc.	56,600	1,956,662
Commerce Bancshares, Inc.	16,315	701,545
Community Bank System, Inc.	10,800	267,732
ConAgra Foods, Inc.	24,400	629,764
Concho Resources, Inc.*(a)	13,100	1,203,235
ConocoPhillips	26,500	1,992,535
Consolidated Communications Holdings, Inc.(a)	15,600	303,264
Consolidated Edison, Inc.	13,400	713,416
Credit Acceptance Corp.*	3,200	270,304
Crown Holdings, Inc.*	73,900	2,868,798
CTC Media, Inc.	11,600	247,312
Cubic Corp.	6,000	305,940
Cullen/Frost Bankers, Inc.	35,100	1,995,435
Cummins, Inc.	7,400	765,826
Cytec Industries, Inc.	23,100	1,321,089
DaVita, Inc.*	19,700	1,706,217
Dean Foods Co.*	89,100	1,093,257
Dell, Inc.*	304,400	5,074,348
Delphi Financial Group, Inc. (Class A Stock)	32,700	955,167

SEE NOTES TO FINANCIAL STATEMENTS.

A348

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

United States (cont’d.)
DENTSPLY International, Inc.	66,800	$2,543,744
Depomed, Inc.*	24,900	203,682
Devon Energy Corp.	64,400	5,075,364
DeVry, Inc.	80,700	4,771,791
Diamond Offshore Drilling, Inc.(a)	37,300	2,626,293
Dick’s Sporting Goods, Inc.*	25,800	992,010
Digital Realty Trust, Inc., REIT(a)	26,617	1,644,398
Digital River, Inc.*(a)	49,100	1,579,056
Dollar Tree, Inc.*	10,850	722,827
Domtar Corp.	6,300	596,736
Donaldson Co., Inc.	5,700	345,876
Dover Corp.	59,000	4,000,200
DPL, Inc.	58,600	1,767,376
DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	34,800	699,480
Dril-Quip, Inc.*	6,200	420,546
DTE Energy Co.	12,000	600,240
Ecolab, Inc.	4,500	253,710
Eli Lilly & Co.	184,100	6,909,273
Emerson Electric Co.	38,600	2,171,250
Energen Corp.	63,800	3,604,700
Entergy Corp.	9,600	655,488
Erie Indemnity Co. (Class A Stock)	10,800	763,776
Exelon Corp.	60,498	2,591,734
Express, Inc.	35,200	767,360
Exxon Mobil Corp.	57,600	4,687,488
FactSet Research Systems, Inc.	3,200	327,424
Fastenal Co.(a)	13,000	467,870
FBL Financial Group, Inc. (Class A Stock)	10,100	324,715
Federated Investors, Inc. (Class B Stock)(a)	106,900	2,548,496
First Defiance Financial Corp.	1,500	22,035
Flowers Foods, Inc.(a)	28,050	618,222
FMC Technologies, Inc.*	8,300	371,757
Fossil, Inc.*	3,300	388,476
Franklin Resources, Inc.	16,900	2,218,801
Freeport-McMoRan Copper & Gold, Inc.	62,400	3,300,960
Frontier Communications Corp.	83,816	676,395
Frontier Oil Corp.	26,200	846,522
GameStop Corp. (Class A Stock)*(a)	37,500	1,000,125
Gap, Inc. (The)(a)	133,200	2,410,920
Gartner, Inc.*	23,500	946,815
General Dynamics Corp.	71,800	5,350,536
General Mills, Inc.	75,500	2,810,110
Gilead Sciences, Inc.*	139,100	5,760,131
Gladstone Capital Corp.	1,636	15,117
Goldman Sachs Group, Inc. (The)	28,200	3,753,138
Google, Inc. (Class A Stock)*	700	354,466
Great Southern Bancorp, Inc.	1,600	30,320
Green Plains Renewable Energy, Inc.*(a)	11,000	118,690
Halliburton Co.	7,000	357,000
Harman International Industries, Inc.	36,100	1,645,077
Harris Corp.(a)	93,800	4,226,628

COMMON STOCKS (Continued)	Shares	Value (Note 2)

United States (cont’d.)
Hartford Financial Services Group, Inc. (The)	28,500	$751,545
HCC Insurance Holdings, Inc.	103,400	3,257,100
Health Care REIT, Inc.(a)	19,224	1,007,914
Healthcare Services Group, Inc.	12,900	209,625
HealthSpring, Inc.*	46,000	2,121,980
Henry Schein, Inc.*	1,700	121,703
Hess Corp.	29,200	2,182,992
Hewlett-Packard Co.	160,800	5,853,120
HickoryTech Corp.	1,500	17,820
Horace Mann Educators Corp.	36,300	566,643
Hormel Foods Corp.	86,200	2,569,622
Hospira, Inc.*	20,800	1,178,528
Hubbell, Inc. (Class B Stock)	18,300	1,188,585
Human Genome Sciences, Inc.*(a)	14,100	346,014
Humana, Inc.	26,000	2,094,040
Huntington Bancshares, Inc.	96,800	635,008
IDEX Corp.	37,700	1,728,545
IDEXX Laboratories, Inc.*(a)	5,200	403,312
Immucor, Inc.*	31,500	643,230
Ingles Markets, Inc. (Class A Stock)	1,900	31,445
Ingram Micro, Inc. (Class A Stock)*	43,900	796,346
Insight Enterprises, Inc.*	18,100	320,551
Integrated Device Technology, Inc.*	175,200	1,377,072
Integrated Silicon Solution, Inc.*	36,000	348,120
Integrys Energy Group, Inc.	2,500	129,600
Intel Corp.	270,700	5,998,712
International Business Machines Corp.	20,900	3,585,395
International Shipholding Corp.	8,500	180,880
Interpublic Group of Cos., Inc. (The)	54,000	675,000
Intuit, Inc.*	7,500	388,950
Invesco Mortgage Capital, Inc.	46,907	991,145
Itron, Inc.*(a)	16,800	809,088
ITT Corp.	34,100	2,009,513
ITT Educational Services, Inc.*(a)	30,600	2,394,144
J.M. Smucker Co. (The)	6,400	489,216
j2 Global Communications, Inc.*(a)	20,500	578,715
Jack Henry & Associates, Inc.	26,200	786,262
James River Coal Co.*(a)	24,000	499,680
Johnson & Johnson	77,400	5,148,648
Jos. A. Bank Clothiers, Inc.*(a)	27,600	1,380,276
Joy Global, Inc.	3,600	342,864
JPMorgan Chase & Co.	116,500	4,769,510
Kansas City Southern*	11,000	652,630
Kemet Corp.*	17,700	252,933
Kennametal, Inc.	25,900	1,093,239
KeyCorp	276,900	2,306,577
Kimberly-Clark Corp.(a)	38,698	2,575,739
Kindred Healthcare, Inc.*	14,300	307,021
KKR & Co. LP	77,900	1,271,328
KLA-Tencor Corp.	79,800	3,230,304
Kroger Co. (The)	69,800	1,731,040
Kulicke & Soffa Industries, Inc.*	40,500	451,170

SEE NOTES TO FINANCIAL STATEMENTS.

A349

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

United States (cont’d.)
L-3 Communications Holdings, Inc.(a)	43,000	$3,760,350
Laboratory Corp. of America Holdings*	27,200	2,632,688
Lam Research Corp.*	85,500	3,785,940
Lamar Advertising Co. (Class A Stock)*	13,600	372,232
LaSalle Hotel Properties, REIT	22,128	582,852
Lender Processing Services, Inc.(a)	33,900	708,849
Lexmark International, Inc. (Class A Stock)*	72,400	2,118,424
LHC Group, Inc.*(a)	13,700	315,922
Liberty Media Corp. – Starz (Class A Stock)*	7,400	556,776
Life Partners Holdings, Inc.(a)	21,000	72,240
Life Technologies Corp.*	44,400	2,311,908
Life Time Fitness, Inc.*(a)	30,100	1,201,291
LifePoint Hospitals, Inc.*	10,400	406,432
Limited Brands, Inc.(a)	57,700	2,218,565
Lincare Holdings, Inc.(a)	97,600	2,856,752
Lincoln Educational Services Corp.	20,800	356,720
Lincoln National Corp.	29,300	834,757
Linear Technology Corp.	46,000	1,518,920
Littelfuse, Inc.	17,900	1,051,088
Lockheed Martin Corp.	57,100	4,623,387
Loews Corp.	36,000	1,515,240
Lorillard, Inc.	34,553	3,761,785
Lubrizol Corp. (The)	12,800	1,718,656
Magellan Health Services, Inc.*	17,200	941,528
Manpower, Inc.	9,900	531,135
Mantech International Corp. (Class A Stock)	19,600	870,632
Marathon Oil Corp.	42,300	2,228,364
Masimo Corp.(a)	17,100	507,528
Mattel, Inc.(a)	125,300	3,444,497
Maxim Integrated Products, Inc.	35,600	909,936
McCormick & Co., Inc.	35,700	1,769,649
McDonald’s Corp.	26,000	2,192,320
Meadowbrook Insurance Group, Inc.	9,200	91,172
Medco Health Solutions, Inc.*	71,100	4,018,572
MEDNAX, Inc.*	24,200	1,746,998
Medtronic, Inc.	114,600	4,415,538
Men’s Wearhouse, Inc. (The)	27,500	926,750
MGE Energy, Inc.	1,900	77,007
Microchip Technology, Inc.(a)	89,200	3,381,572
Microsoft Corp.	257,900	6,705,400
MKS Instruments, Inc.	41,200	1,088,504
Molex, Inc.	64,200	1,654,434
Molina Healthcare, Inc.*	15,000	406,800
Monster Worldwide, Inc.*(a)	34,900	511,634
Morgan Stanley	136,000	3,129,360
Murphy Oil Corp.	56,400	3,703,224
National Health Investors, Inc., REIT	2,200	97,746
National Oilwell Varco, Inc.	14,300	1,118,403
National Semiconductor Corp.	114,400	2,815,384
Natural Resource Partners LP(a)	23,700	786,129

COMMON STOCKS (Continued)	Shares	Value (Note 2)

United States (cont’d.)
Nektar Therapeutics*(a)	30,200	$219,554
NeuStar, Inc. (Class A Stock)*	61,600	1,613,920
NewMarket Corp.	7,600	1,297,396
Newmont Mining Corp.	46,600	2,515,002
NII Holdings, Inc.*	40,300	1,707,914
NIKE, Inc. (Class B Stock)	4,040	363,519
Noble Energy, Inc.	15,000	1,344,450
Nordson Corp.	5,800	318,130
North European Oil Royalty Trust(a)	8,300	270,082
Northeast Utilities	37,300	1,311,841
Northrop Grumman Corp.	19,800	1,373,130
NorthStar Realty Finance Corp., REIT	22,800	91,884
Novellus Systems, Inc.*	33,200	1,199,848
NTELOS Holdings Corp.	11,900	242,998
NuVasive, Inc.*(a)	14,200	466,896
Occidental Petroleum Corp.	34,200	3,558,168
Oceaneering International, Inc.	21,200	858,600
ON Semiconductor Corp.*	166,000	1,738,020
Onyx Pharmaceuticals, Inc.*	11,400	402,420
P.H. Glatfelter Co.	34,200	525,996
Parametric Technology Corp.*	128,900	2,955,677
Parker Hannifin Corp.	28,900	2,593,486
Patterson Cos., Inc.	58,800	1,933,932
Paychex, Inc.	22,900	703,488
Peabody Energy Corp.	28,200	1,661,262
Penn Virginia Resource Partners LP	38,426	1,035,196
Penske Automotive Group, Inc.(a)	29,300	666,282
People’s United Financial, Inc.	159,400	2,142,336
PepsiCo, Inc.	29,200	2,056,556
PetSmart, Inc.	23,600	1,070,732
Pharmaceutical Product Development, Inc.	78,100	2,096,204
PHH Corp.*(a)	33,600	689,472
Philip Morris International, Inc.	34,700	2,316,919
PMC - Sierra, Inc.*	123,000	931,110
PNC Financial Services Group, Inc.	81,900	4,882,059
Portfolio Recovery Associates, Inc.*	7,100	602,009
Portland General Electric Co.	53,100	1,342,368
Power-One, Inc.*(a)	48,200	390,420
PPL Corp.	20,200	562,166
ProAssurance Corp.*	8,300	581,000
Protective Life Corp.	29,700	686,961
PS Business Parks, Inc., REIT	12,600	694,260
PSS World Medical, Inc.*	20,700	579,807
QLogic Corp.*	127,800	2,034,576
Quality Systems, Inc.(a)	4,100	357,930
Quanta Services, Inc.*	43,600	880,720
Quest Diagnostics, Inc.	43,600	2,576,760
Questar Corp.	109,600	1,941,016
Raven Industries, Inc.	5,500	306,405
Raymond James Financial, Inc.	25,800	829,470
Regal-Beloit Corp.	5,900	393,943
Reinsurance Group of America, Inc.(a)	27,500	1,673,650
Reliance Steel & Aluminum Co.	29,900	1,484,535

SEE NOTES TO FINANCIAL STATEMENTS.

A350

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

United States (cont’d.)
Rent-A-Center, Inc.	72,100	$2,203,376
Republic Bancorp, Inc. (Class A Stock)	13,000	258,700
Republic Services, Inc.	91,700	2,828,945
RLI Corp.(a)	15,700	972,144
Rock-Tenn Co. (Class A Stock)(a)	24,500	1,625,330
Rockwell Collins, Inc.	19,200	1,184,448
Ross Stores, Inc.	40,300	3,228,836
Rovi Corp.*(a)	7,791	446,892
Royal Gold, Inc.	7,200	421,704
RPC, Inc.	69,300	1,700,622
RR Donnelley & Sons Co.(a)	25,600	502,016
Ruddick Corp.	53,700	2,338,098
Ryder System, Inc.	20,500	1,165,425
Safety Insurance Group, Inc.	3,400	142,936
Safeway, Inc.	83,000	1,939,710
SAIC, Inc.*	110,200	1,853,564
Salix Pharmaceuticals Ltd.*(a)	16,700	665,161
SanDisk Corp.*	38,100	1,581,150
SBA Communications Corp. (Class A Stock)*	32,200	1,229,718
Scholastic Corp.(a)	6,300	167,580
Scientific Games Corp. (Class A Stock)*	73,100	755,854
Seaboard Corp.	275	664,950
SEACOR Holdings, Inc.(a)	12,300	1,229,508
Shaw Group, Inc. (The)*(a)	66,300	2,002,923
Silgan Holdings, Inc.	48,600	1,991,142
Sirona Dental Systems, Inc.*(a)	7,200	382,320
SkyWest, Inc.	25,800	388,548
SM Energy Co.(a)	40,000	2,939,200
Snap-on, Inc.	15,500	968,440
Southern Copper Corp.	43,300	1,423,271
Southern Union Co.	21,800	875,270
Southwestern Energy Co.*	8,000	343,040
Spartan Stores, Inc.(a)	15,500	302,715
St. Jude Medical, Inc.	46,300	2,207,584
StanCorp Financial Group, Inc.	27,700	1,168,663
Staples, Inc.	67,800	1,071,240
State Street Corp.	30,400	1,370,736
Steelcase, Inc. (Class A Stock)	106,800	1,216,452
Strayer Education, Inc.(a)	5,700	720,423
Stryker Corp.	21,600	1,267,704
Suburban Propane Partners LP	17,000	888,760
Superior Industries International, Inc.	22,400	495,264
SYNNEX Corp.*(a)	17,500	554,750
Synopsys, Inc.*	63,900	1,642,869
Syntel, Inc.	8,500	502,520
Tanger Factory Outlet Centers, REIT(a)	42,178	1,129,105
Target Corp.	36,900	1,730,979
TD Ameritrade Holding Corp.(a)	79,700	1,554,947
Tech Data Corp.*	9,100	444,899
Techne Corp.	4,500	375,165
Teradata Corp.*	6,400	385,280
Teradyne, Inc.*(a)	215,000	3,182,000

COMMON STOCKS (Continued)	Shares	Value (Note 2)

United States (cont’d.)
Terra Nitrogen Co. LP	3,604	$495,586
Texas Instruments, Inc.	87,700	2,879,191
TIBCO Software, Inc.*	18,600	539,772
TJX Cos., Inc. (The)	36,600	1,922,598
Tractor Supply Co.	5,400	361,152
Travelers Cos., Inc. (The)	13,100	764,778
TRW Automotive Holdings Corp.*	20,500	1,210,115
Tupperware Brands Corp.	21,800	1,470,410
Tutor Perini Corp.	12,500	239,750
tw telecom, Inc.*	11,500	236,095
Tyson Foods, Inc. (Class A Stock)	77,500	1,505,050
UGI Corp.	23,100	736,659
UMB Financial Corp.	11,400	477,432
Unisys Corp.*(a)	20,600	529,420
United Online, Inc.	14,800	89,244
United Parcel Service, Inc.
(Class B Stock)	26,300	1,918,059
United Technologies Corp.	24,300	2,150,793
UnitedHealth Group, Inc.(a)	43,400	2,238,572
Unitrin, Inc.	7,600	225,492
Universal Corp.(a)	10,900	410,603
Universal Health Services, Inc. (Class B Stock)	32,100	1,654,113
Universal Insurance Holdings, Inc.	5,600	26,152
Universal Travel Group*(a)	29,800	59,004
Unum Group	46,800	1,192,464
USA Mobility, Inc.	15,900	242,634
USANA Health Sciences, Inc.*	8,100	253,368
VAALCO Energy, Inc.*	62,600	376,852
Valassis Communications, Inc.*(a)	17,500	530,250
Valero Energy Corp.	68,800	1,759,216
Varian Medical Systems, Inc.*(a)	13,400	938,268
Vectren Corp.	6,900	192,234
Veeco Instruments, Inc.*(a)	41,300	1,999,333
VeriFone Systems, Inc.*(a)	13,700	607,595
VeriSign, Inc.	79,100	2,646,686
Verisk Analytics, Inc. (Class A Stock)*	81,400	2,818,068
Verizon Communications, Inc.	50,300	1,872,669
Vishay Intertechnology, Inc.*(a)	182,100	2,738,784
W.R. Berkley Corp.	60,200	1,952,888
W.W. Grainger, Inc.	5,800	891,170
Wabtec Corp.	12,100	795,212
Waddell & Reed Financial, Inc. (Class A Stock)	26,200	952,370
Wal-Mart Stores, Inc.	96,000	5,101,440
Walgreen Co.	73,100	3,103,826
Walter Energy, Inc.	4,400	509,520
Waste Connections, Inc.	40,100	1,272,373
Waters Corp.*	6,400	612,736
Weis Markets, Inc.	3,000	122,190
Wells Fargo & Co.	59,900	1,680,794
West Pharmaceutical Services, Inc. .	18,400	805,184
WGL Holdings, Inc.	27,600	1,062,324
Wiley, (John) & Sons, Inc. (Class A Stock)	24,700	1,284,647
Windstream Corp.	39,600	513,216

SEE NOTES TO FINANCIAL STATEMENTS.

A351

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

.COMMON STOCKS (Continued)	Shares	Value (Note 2)

United States (cont’d.)
World Acceptance Corp.*	14,100	$924,537
Xilinx, Inc.	85,400	3,114,538
Yum! Brands, Inc.	12,300	679,452

		637,818,221

TOTAL COMMON STOCKS (cost $1,318,927,600)		1,408,532,825

EXCHANGE TRADED FUNDS — 5.5%
iShares Dow Jones US Real Estate Index Fund(a)	307,875	18,564,863
iShares Gold Trust*(a)	5,939,569	86,955,290
iShares S&P 500 Index Fund(a)	601,761	79,685,192
iShares S&P World Ex-US Property Index Fund(a)	19,898	691,654
PowerShares Listed Private Equity Portfolio(a)	69,728	743,300

TOTAL EXCHANGE TRADED FUNDS (cost $174,831,461)		186,640,299

PREFERRED STOCKS — 0.2%
Brazil — 0.1%
AES Tiete SA (PRFC Shares)	141,800	2,307,833
Banco ABC Brasil SA (PRFC Shares)	3,200	23,580
Banco Daycoval SA (PRFC Shares)	3,000	18,838
Banco Sofisa SA (PRFC Shares)	8,000	20,863
Centrais Eletricas de Santa Catarina SA (PRFC Shares)	1,000	26,220
Cia de Bebidas das Americas, ADR (PRFC Shares)	43,900	1,480,747
Cia de Transmissao de Energia Eletrica Paulista (PRFC Shares)	18,000	574,837
Cia Energetica do Ceara (PRFC A Shares)	7,100	145,717
Ferbasa-Ferro Ligas da Bahia (PRFC Shares)	32,800	228,874
Vale SA, ADR (PRFC Shares)	25,200	729,792

		5,557,301

Germany — 0.1%
Draegerwerk AG & Co Kgaa (PRFC Shares)	1,251	139,689
Fuchs Petrolub AG (PRFC Shares)	26,796	1,491,775
Hugo Boss AG (PRFC Shares)	3,177	322,547
KSB AG (PRFC Shares)	47	35,919
Volkswagen AG (PRFC Shares)	5,159	1,064,973

		3,054,903

South Korea
Daishin Securities Co. Ltd. (PRFC Shares)	2,450	17,899
Hyundai Motor Co. (PRFC Shares)	1,000	57,880

		75,779

TOTAL PREFERRED STOCKS (cost $7,116,773)		8,687,983

RIGHTS*	Units	Value (Note 2)

Italy
Banca Monte dei Paschi di Siena SpA, expiring 07/08/11	281,940	$21,669
Fondiaria-Sai SpA, expiring 07/15/11	5,675	14,237
Milano Assicurazioni SpA, expiring 07/15/11	28,302	8,209

		44,115

Spain
Banco Popular Espanol SA, expiring 07/11/11	75,831	5,499
CaixaBank, expiring 07/15/11	104,736	7,898

		13,397

Thailand
Property Perfect PLC, NVDR	37,917	—

TOTAL RIGHTS (cost $70,721)		57,512

	Shares

UNAFFILIATED MUTUAL FUNDS — 10.7%
Credit Suisse Commodity Return Strategy Fund (Common Shares)	4,788,902	44,105,786
Goldman Sachs Commodity Strategy Fund (Institutional Class Shares)	894,705	5,627,692
Goldman Sachs High Yield Fund (Institutional Shares)	13,410,188	98,162,575
PIMCO Commodity Real Return Strategy Fund (Institutional Class Shares)	5,054,752	44,178,530
PIMCO Developing Local Markets Fund (Institutional Shares)	6,510,816	72,074,737
PIMCO Emerging Local Bond Fund (Institutional Class Shares)	9,215,238	101,551,920
T. Rowe Price Institutional High Yield Fund	1,169	11,559

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $359,732,584)		365,712,799

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.4%
Chester Asset Receivables Dealings, (United Kingdom) Series 2004-B1, Class B
1.797%(c)	09/15/13	Aa2	EUR	2,450	3,549,359
Lambda Finance BV, Series 2005-IX, Class A2
1.66%	11/15/29	Aaa	EUR	1,500	2,149,405
Series 2007-1A, Class A3, 144A
0.397%(c)	09/20/31	Aaa		$3,405	3,323,617
Paragon Personal and Auto Finance, (United Kingdom) Series 3, Class C1
2.019%(c)	04/15/36	A2	GBP	2,696	3,762,559

TOTAL ASSET-BACKED SECURITIES (cost $12,927,871)					12,784,940

SEE NOTES TO FINANCIAL STATEMENTS.

A352

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
Epic PLC, Series CULZ, Class A
0.999%(c)	10/20/19		A1	GBP	2,490	$3,876,128
Granite Master Issuer PLC, Series 2007-1, Class 6A1
0.818%(c)	12/20/54		Aaa	GBP	2,410	3,662,718
Marble Arch Residential Securitisation No. 4 Ltd., Series 4X, Class A3C
1.005%(c)	03/20/40		Aa1	GBP	1,465	2,132,420
Opera Finance PLC, Series GER3, Class B
1.579%(c)	01/25/22		A+(d)	EUR	1,500	1,780,434
Real Estate Capital PLC, Series 3, Class A
1.019%(c)	07/15/16		AAA(d)	GBP	2,429	3,573,987
RMAC Securities PLC, Series 2006-NS4X, Class A3A
0.994%(c)	06/12/44		Aa2	GBP	2,550	3,296,796
Titan Europe PLC, Series 2006-4FSX, Class A1
4.819%(c)	09/03/14		A-(d)	GBP	2,374	3,640,118

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $22,773,383)						21,962,601

CORPORATE BONDS — 20.5%
Australia — 0.4%
Commonwealth Bank of Australia, Gov’t. Liquid Gtd. Notes, 144A
2.40%	01/12/12		Aaa		$4,500	4,547,475
FMG Resources August 2006 Pty Ltd., Gtd. Notes, 144A
6.375%	02/01/16		B1		530	528,675
7.00%	11/01/15		B1		640	652,800
Rio Tinto Finance USA Ltd., Gtd. Notes
3.50%	11/02/20	(a)	A3		2,065	1,976,220
7.125%	07/15/28		A3		1,470	1,779,758
9.00%	05/01/19		A3		1,000	1,325,040
Westpac Banking Corp., Sr. Unsec’d. Notes
2.25%	11/19/12		Aa2		1,870	1,905,689

						12,715,657

Austria
Sappi Papier Holding GmbH, Sr. Sec’d. Notes, 144A(a)
6.625%	04/15/21		Ba2		200	194,500

Belgium — 0.1%
Delhaize Group SA, Gtd. Notes
5.70%	10/01/40		Baa3		2,583	2,403,130

Bermuda — 0.1%
Digicel Group Ltd., Sr. Unsec’d. Notes, 144A
10.50%	04/15/18		Caa1		650	728,000
Digicel Ltd., Sr. Unsec’d. Notes, 144A
8.25%	09/01/17		B1		500	518,750
Forbes Energy Services Ltd., Gtd. Notes, 144A
9.00%	06/15/19		Caa1		250	246,250
Global Crossing Ltd., Sr. Sec’d. Notes
12.00%	09/15/15		B2		650	757,250
Petroplus Finance Ltd., Sr. Sec’d. Notes, 144A(a)
9.375%	09/15/19		B2		850	854,250
Weatherford International Ltd., Gtd. Notes
7.00%	03/15/38		Baa2		1,460	1,587,255

						4,691,755

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Canada — 1.0%
Agrium, Inc., Sr. Unsec’d. Notes
6.125%	01/15/41		Baa2	$1,700	$ 1,772,913
Air Canada, Sr. Sec’d. Notes, 144A
9.25%	08/01/15		B1	730	747,338
Bank of Nova Scotia, Covered Bonds
0.576%(c)	10/18/12		Aa1	5,240	5,244,826
Barrick Gold Corp., Sr. Unsec’d. Notes, 144A
1.75%	05/30/14		Baa1	1,550	1,552,993
Bombardier, Inc., Sr. Notes, 144A(a)
7.75%	03/15/20		Ba2	950	1,068,750
Canadian Imperial Bank of Commerce, Covered Bonds, 144A
2.60%	07/02/15		Aaa	3,325	3,407,038
Canadian Natural Resources Ltd., Sr. Unsec’d. Notes
6.00%	08/15/16		Baa1	1,300	1,502,240
Cenovus Energy, Inc., Sr. Unsec’d. Notes
5.70%	10/15/19	(a)	Baa2	1,000	1,133,153
6.75%	11/15/39		Baa2	920	1,039,561
Fairfax Financial Holdings Ltd., Sr. Notes, 144A
5.80%	05/15/21		Baa3	2,820	2,731,759
Precision Drilling Corp., Gtd. Notes
6.625%	11/15/20		Ba2	210	212,625
Royal Bank of Canada, Covered Bonds, 144A(a)
3.125%	04/14/15		Aaa	6,645	6,907,863
Suncor Energy, Inc., Sr. Unsec’d. Notes(a)
6.85%	06/01/39		Baa2	1,215	1,378,843
Talisman Energy, Inc., Sr. Unsec’d. Notes
6.25%	02/01/38		Baa2	585	612,349
Teck Resources Ltd., Gtd. Notes
6.00%	08/15/40		Baa2	910	890,945
Total Capital Canada Ltd., Gtd. Notes(a)
1.625%	01/28/14		Aa1	1,745	1,770,285
TransCanada PipeLines Ltd.,(a) Sr. Unsec’d. Notes
3.80%	10/01/20		A3	550	544,145
6.10%	06/01/40		A3	675	715,077

					33,232,703

Cayman Islands — 0.1%
Offshore Group Investments Ltd., Sr. Sec’d. Notes
11.50%	08/01/15		B3	705	766,688
Petrobras International Finance Co., Gtd. Notes
5.75%	01/20/20		A3	880	938,744
Seagate HDD Cayman, Gtd. Notes, 144A
7.00%	11/01/21		Ba1	350	350,000
7.75%	12/15/18		Ba1	625	656,250
Vale Overseas Ltd., Gtd. Notes(a)
5.625%	09/15/19		Baa2	1,635	1,744,968

					4,456,650

Denmark — 0.2%
Danske Bank A/S, Gov’t. Liquid Gtd. Notes, 144A
2.50%	05/10/12		Aaa	1,605	1,627,847
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16		A2	4,970	4,918,123

					6,545,970

SEE NOTES TO FINANCIAL STATEMENTS.

A353

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
France — 0.3%
EDF SA, Sr. Unsec’d. Notes, 144A(a)
6.50%	01/26/19		Aa3	$1,230	$1,437,683
Societe Generale SA, Sr. Unsec’d. Notes, 144A(a)
5.20%	04/15/21		Aa2	4,300	4,222,849
Total Capital SA, Gtd. Notes
2.30%	03/15/16		Aa1	2,380	2,378,175
Vivendi SA, Sr. Unsec’d. Notes, 144A
5.75%	04/04/13		Baa2	2,705	2,899,073

					10,937,780

Germany — 0.1%
Kreditanstalt fuer Wiederaufbau, Gov’t. Gtd. Notes, MTN
2.75%	09/08/20		Aaa	3,035	2,901,879

Ireland — 0.1%
Willis Group Holdings PLC, Gtd. Notes
5.75%	03/15/21		Baa3	2,240	2,285,149
XL Group PLC, Sr. Unsec’d. Notes
5.25%	09/15/14		Baa2	1,720	1,842,839

					4,127,988

Liberia
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes
11.875%	07/15/15		Ba2	500	616,250

Luxembourg — 0.5%
ArcelorMittal, Sr. Unsec’d. Notes
6.125%	06/01/18		Baa3	1,810	1,938,651
6.75%	03/01/41	(a)	Baa3	2,135	2,116,122
Expro Finance Luxembourg SCA, Sr. Sec’d. Notes, 144A(a)
8.50%	12/15/16		B2	900	868,500
Intelsat Luxembourg SA, Gtd. Notes(a)
11.25%	02/04/17		Caa3	1,165	1,250,919
Gtd. Notes, 144A, PIK
11.50%	02/04/17		Caa3	470	505,250
Gtd. Notes, PIK(a)
11.50%	02/04/17		Caa3	1,495	1,607,125
Telecom Italia Capital SA, Gtd. Notes
6.175%	06/18/14		Baa2	1,425	1,533,414
6.999%	06/04/18		Baa2	3,900	4,265,356
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A(a)
7.25%	02/15/18		Ba2	450	468,000
Wind Acquisition Holdings Finance SA, Sr. Sec’d. Notes, 144A, PIK
12.25%	07/15/17		B3	1,000	1,152,500

					15,705,837

Mexico — 0.1%
Cemex SAB de CV, Sr. Sec’d. Notes, 144A
5.246%(c)	09/30/15		B(d)	275	264,703
Comision Federal de Electricidad, Sr. Notes, 144A
4.875%	05/26/21		Baa1	1,600	1,597,760
Kansas City Southern de Mexico SA de CV, Sr. Unsec’d. Notes, 144A(a)
6.625%	12/15/20		Ba3	1,000	1,040,000

					2,902,463

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Netherlands — 0.6%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Sr. Unsec’d. Notes, 144A
4.20%	05/13/14	Aaa	$1,200	$1,284,562
Deutsche Telekom International Finance BV, Gtd. Notes
8.75%	06/15/30	Baa1	3,640	4,804,043
ING Bank NV, Sr. Unsec’d. Notes, 144A
4.00%	03/15/16	Aa3	2,645	2,676,840
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, 144A
1.375%	05/16/14	Aaa	8,600	8,610,767
NXP BV/NXP Funding LLC, Gtd. Notes
9.50%	10/15/15	Caa2	400	424,000
Shell International Finance BV, Gtd. Notes(a)
6.375%	12/15/38	Aa1	2,145	2,487,106
UPC Holding BV, Sr. Sec’d. Notes, 144A(a)
9.875%	04/15/18	B2	1,000	1,110,000

				21,397,318

Supra National Bank — 0.3%
European Investment Bank, Sr. Unsec’d. Notes
4.875%	02/15/36	Aaa	3,810	3,927,222
Sr. Unsub. Notes
2.875%	09/15/20	Aaa	3,035	2,918,059
Inter-American Development Bank, Sr. Unsec’d. Notes
4.75%	10/19/12	Aaa	1,700	1,793,515
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, MTN
5.50%	11/25/13	Aaa	1,400	1,551,897

				10,190,693

Sweden — 0.1%
Nordea Bank AB, Sr. Unsec’d. Notes, 144A
2.50%	11/13/12	Aa2	3,000	3,056,424

Switzerland — 0.2%
Credit Suisse, Sub. Notes(a)
6.00%	02/15/18	Aa2	7,330	7,909,532

United Kingdom — 1.1%
Barclays Bank PLC, Sub. Notes, 144A
6.05%	12/04/17	Baa1	5,210	5,516,301
BAT International Finance PLC, Gtd. Notes, 144A
9.50%	11/15/18	Baa1	2,445	3,270,982
HSBC Bank PLC, Sr. Notes, 144A
3.50%	06/28/15	Aa2	1,525	1,564,853
Lloyds TSB Bank PLC, Bank Gtd. Notes
6.375%	01/21/21	Aa3	6,005	6,251,535
Royal Bank of Scotland PLC (The), Bank Gtd. Notes
6.125%	01/11/21	Aa3	3,515	3,603,276
Gov’t. Liquid Gtd. Notes, 144A
2.625%	05/11/12	Aaa	6,205	6,322,175
United Business Media Ltd., Notes, 144A
5.75%	11/03/20	Baa3	2,455	2,439,239
Vodafone Group PLC, Sr. Unsec’d. Notes
5.625%	02/27/17	Baa1	1,680	1,882,524
5.75%	03/15/16	Baa1	1,000	1,130,355

SEE NOTES TO FINANCIAL STATEMENTS.

A354

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
WPP Finance UK, Gtd. Notes
8.00%	09/15/14	Baa3	$4,420	$5,184,833

				37,166,073

United States — 15.2%
AES Corp. (The), Sr. Notes, 144A
7.375%	07/01/21	B1	700	710,500
Allbritton Communications Co., Sr. Unsec’d. Notes
8.00%	05/15/18	B2	1,000	1,017,500
Allegheny Energy Supply Co. LLC, Sr. Unsec’d. Notes, 144A
5.75%	10/15/19	Baa3	1,410	1,475,180
Alliance One International, Inc., Gtd. Notes
10.00%	07/15/16	B2	1,160	1,119,400
Allison Transmission, Inc., Gtd. Notes, 144A(a)
7.125%	05/15/19	Caa1	765	743,962
Ally Financial, Inc., Gtd. Notes
4.50%	02/11/14	B1	985	985,000
7.50%	09/15/20	B1	2,000	2,090,000
Gtd. Notes, 144A
6.25%	12/01/17	B1	820	814,532
Altria Group, Inc., Gtd. Notes
10.20%	02/06/39	Baa1	2,930	4,202,394
AMC Networks, Inc., Gtd. Notes, 144A
7.75%	07/15/21	B2	780	815,100
American Airlines, Inc., Sr. Sec’d. Notes, 144A(a)
7.50%	03/15/16	B2	615	602,700
Ameristar Casinos, Inc., Gtd. Notes, 144A(a)
7.50%	04/15/21	B3	455	469,219
Amgen, Inc., Unsec’d. Notes
4.50%	03/15/20	A3	2,290	2,361,698
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes
5.375%	11/15/14	Baa1	420	469,029
8.00%	11/15/39	Baa1	1,155	1,561,133
Arch Coal, Inc., Gtd. Notes, 144A
7.00%	06/15/19	B1	400	399,000
AT&T, Inc., Sr. Unsec’d. Notes
6.55%	02/15/39	A2	2,665	2,923,052
Atmos Energy Corp., Sr. Unsec’d. Notes
8.50%	03/15/19	Baa1	810	1,033,282
Audatex North America, Inc., Gtd. Notes, 144A
6.75%	06/15/18	Ba2	400	402,000
Avaya, Inc., Gtd. Notes
9.75%	11/01/15	Caa2	1,295	1,320,900
Gtd. Notes, PIK(a)
10.125%	11/01/15	Caa2	1,020	1,048,050
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,(a) Gtd. Notes
8.25%	01/15/19	B2	500	506,250
9.625%	03/15/18	B2	500	533,750
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes, 144A
7.75%	02/15/19	B1	200	204,500

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
United States (cont’d.)
Bank of America Corp., Sr. Unsec’d. Notes
6.00%	09/01/17		A2	$555	$597,204
Sr. Unsec’d. Notes, MTN(a)
5.65%	05/01/18		A2	12,430	13,105,334
Bank of America NA, Sub. Notes
6.10%	06/15/17		A1	4,300	4,604,887
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes
4.30%	05/15/14		Aa2	415	448,599
Basic Energy Services, Inc., Gtd. Notes, 144A(a)
7.75%	02/15/19		B3	755	758,775
Beazer Homes USA, Inc., Gtd. Notes(a)
9.125%	06/15/18		Caa2	400	345,000
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes
0.696%(c)	02/11/13		Aa2	2,700	2,714,656
Berry Plastics Corp., Sec’d. Notes(a)
9.75%	01/15/21		Caa1	1,040	1,006,200
Best Buy Co., Inc., Sr. Unsec’d. Notes(a)
5.50%	03/15/21		Baa2	3,935	3,874,330
Bon-Ton Department Stores, Inc. (The), Gtd. Notes(a)
10.25%	03/15/14		Caa1	500	500,000
Brigham Exploration Co., Gtd. Notes, 144A
6.875%	06/01/19		Caa1	230	228,850
Buccaneer Merger Sub, Inc., Sr. Notes, 144A
9.125%	01/15/19		Caa1	705	733,200
Caesars Entertainment Operating Co., Inc., Sec’d. Notes(a)
10.00%	12/15/18		CCC(d)	1,400	1,263,500
Calfrac Holdings LP, Sr. Unsec’d. Notes, 144A
7.50%	12/01/20		B2	710	717,100
Camden Property Trust, REIT Sr. Unsec’d. Notes
4.625%	06/15/21	(a)	Baa1	4,100	4,041,005
5.00%	06/15/15		Baa1	1,910	2,063,237
Capella Healthcare, Inc., Gtd. Notes, 144A
9.25%	07/01/17		B3	1,185	1,250,175
Capital One Bank USA NA, Sub. Notes(a)
8.80%	07/15/19		Baa1	3,000	3,681,723
CareFusion Corp., Sr. Unsec’d. Notes
5.125%	08/01/14		Baa3	1,700	1,861,690
Case New Holland, Inc., Gtd. Notes
7.75%	09/01/13		Ba3	500	541,250
Caterpillar Financial Services Corp., Sr. Notes, MTN
1.375%	05/20/14		A2	1,750	1,757,133
Sr. Unsec’d. Notes
6.125%	02/17/14		A2	4,515	5,074,571
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes
7.00%	01/15/19		B1	1,240	1,277,200
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes, 144A(a)
8.00%	12/15/18		B2	1,220	1,290,150
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes
5.55%	02/01/14	(a)	A2	4,000	4,408,920
8.50%	11/15/18		A2	700	908,994
Cengage Learning Acquisitions, Inc., Gtd. Notes, 144A
10.50%	01/15/15		Caa2	2,010	1,819,050

SEE NOTES TO FINANCIAL STATEMENTS.

A355

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
United States (cont’d.)
CenturyLink, Inc., Sr. Unsec’d. Notes(a)
6.45%	06/15/21		Baa3	$5,265	$5,204,816
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A
8.625%	11/15/17		B3	1,525	1,586,000
Chaparral Energy, Inc., Gtd. Notes
8.25%	09/01/21		Caa1	385	387,888
9.875%	10/01/20		Caa1	1,000	1,080,000
Chesapeake Energy Corp., Gtd. Notes
6.125%	02/15/21		Ba3	250	253,125
Chrysler Group LLC/CG Co-Issuer, Inc., Sr. Sec’d. Notes, 144A
8.00%	06/15/19	(a)	B2	945	928,462
8.25%	06/15/21		B2	315	308,700
Cisco Systems, Inc., Sr. Unsec’d. Notes(a)
4.45%	01/15/20		A1	2,500	2,601,097
CIT Group, Inc., Sec’d. Notes(a)
7.00%	05/01/14		B2	1,115	1,129,286
Sec’d. Notes, 144A
6.625%	04/01/18		B2	535	557,737
7.00%	05/02/16		B2	750	747,187
7.00%	05/02/17		B2	1,810	1,805,475
Citigroup Capital XXI, Gtd. Notes
8.30%(c)	12/21/77		Ba1	265	270,963
Citigroup, Inc., Sr. Unsec’d. Notes(a)
3.953%	06/15/16		A3	12,025	12,310,089
Claire’s Stores, Inc., Sec’d. Notes, 144A
8.875%	03/15/19		Caa3	790	738,650
Clayton Williams Energy, Inc., Gtd. Notes, 144A
7.75%	04/01/19		Caa1	555	543,900
CNA Financial Corp., Sr. Unsec’d. Notes
7.35%	11/15/19		Baa3	2,320	2,644,656
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes
1.125%	11/12/13		A3	6,535	6,528,805
Colt Defense LLC/Colt Finance Corp., Sr. Unsec’d. Notes
8.75%	11/15/17		Caa1	530	456,463
Comcast Corp., Gtd. Notes
6.50%	01/15/17		Baa1	2,770	3,228,457
CommScope, Inc., Gtd. Notes, 144A
8.25%	01/15/19		B3	535	551,050
Concho Resources, Inc., Gtd. Notes
7.00%	01/15/21		B3	560	579,600
ConocoPhillips, Gtd. Notes
6.50%	02/01/39		A1	1,465	1,711,328
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes(a)
4.45%	06/15/20		A3	2,990	3,125,028
Consumers Energy Co., First Mortgage
6.70%	09/15/19		A3	290	347,846
Continental Airlines, Inc., Sr. Sec’d. Notes, 144A
6.75%	09/15/15		Ba2	250	251,250
Copano Energy LLC/Copano Energy Finance Corp., Gtd. Notes
7.125%	04/01/21		B1	170	167,875
7.75%	06/01/18		B1	760	782,800

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
United States (cont’d.)
Covanta Holding Corp., Sr. Unsec’d. Notes
7.25%	12/01/20	Ba3	$175	$183,039
COX Communications, Inc., Sr. Unsec’d. Notes
5.45%	12/15/14	Baa2	4,570	5,093,411
Crosstex Energy LP/Crosstex Energy Finance Corp., Gtd. Notes(a)
8.875%	02/15/18	B2	700	745,500
CSX Corp., Sr. Unsec’d. Notes
6.15%	05/01/37	Baa3	4,985	5,337,978
Cumulus Media, Inc., Gtd. Notes, 144A(a)
7.75%	05/01/19	B3	150	144,750
CVS Caremark Corp., Sr. Unsec’d. Notes
5.75%	06/01/17	Baa2	285	320,105
6.125%	09/15/39	Baa2	2,000	2,050,394
Cytec Industries, Inc., Sr. Unsec’d. Notes
6.00%	10/01/15	Baa2	705	780,606
Dana Holding Corp., Sr. Unsec’d. Notes
6.50%	02/15/19	B3	265	262,350
Dave & Buster’s, Inc., Gtd. Notes
11.00%	06/01/18	Caa1	1,000	1,070,000
DaVita, Inc., Gtd. Notes
6.375%	11/01/18	B2	500	506,250
Denbury Resources, Inc., Gtd. Notes
6.375%	08/15/21	B1	1,040	1,040,000
Digital Realty Trust LP, REIT Gtd. Notes
5.25%	03/15/21	Baa2	1,305	1,298,227
5.875%	02/01/20	Baa2	4,920	5,158,172
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes
6.375%	03/01/41	Baa2	3,315	3,539,359
DISH DBS Corp., Gtd. Notes, 144A(a)
6.75%	06/01/21	Ba3	480	492,000
DJO Finance LLC/DJO Finance Corp., Gtd. Notes
10.875%	11/15/14	B3	500	532,500
Gtd. Notes, 144A
7.75%	04/15/18	B3	270	268,988
9.75%	10/15/17	Caa1	180	182,700
Dominion Resources, Inc., Sr. Unsec’d. Notes
6.40%	06/15/18	Baa2	1,335	1,548,717
Domtar Corp., Sr. Unsec’d. Notes
10.75%	06/01/17	Baa3	650	845,812
Dow Chemical Co. (The), Sr. Unsec’d. Notes
4.25%	11/15/20	Baa3	1,680	1,639,603
Duke Energy Carolinas LLC, First Mortgage(a)
4.30%	06/15/20	A1	2,455	2,545,761
Duke Energy Corp., Sr. Unsec’d. Notes
5.05%	09/15/19	Baa2	1,925	2,070,742
DuPont Fabros Technology LP, REIT Gtd. Notes
8.50%	12/15/17	Ba2	1,020	1,114,350
DynCorp International, Inc., Sr. Unsec’d. Notes, 144A
10.375%	07/01/17	B2	690	707,250
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)
7.75%	06/01/19	Caa3	250	181,875
Edgen Murray Corp., Sr. Sec’d. Notes
12.25%	01/15/15	Caa3	500	503,750

SEE NOTES TO FINANCIAL STATEMENTS.

A356

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
United States (cont’d.)
Edison Mission Energy, Sr. Unsec’d. Notes(a)
7.00%	05/15/17		B3	$1,475	$1,194,750
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes
4.90%	01/15/41		A2	430	408,213
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes(a)
6.50%	04/01/20		Ba1	815	912,351
Embarq Corp., Sr. Unsec’d. Notes
7.995%	06/01/36		Baa3	1,710	1,752,087
Enbridge Energy Partners LP, Sr. Unsec’d. Notes
5.50%	09/15/40		Baa2	560	531,245
Endo Pharmaceuticals Holdings, Inc., Gtd. Notes, 144A
7.00%	07/15/19		Ba3	145	148,625
Energy Future Holdings Corp., Sr. Sec’d. Notes(a)
10.00%	01/15/20		Caa3	1,270	1,348,054
Energy Transfer Equity LP, Sr. Sec’d. Notes(a)
7.50%	10/15/20		Ba2	1,500	1,590,000
Enterprise Products Operating LLC, Gtd. Notes
6.45%	09/01/40		Baa3	4,480	4,743,402
Entravision Communications Corp., Sr. Sec’d. Notes(a)
8.75%	08/01/17		B1	750	776,250
EQT Corp., Sr. Unsec’d. Notes
8.125%	06/01/19		Baa1	2,100	2,568,850
Equinix, Inc., Sr. Unsec’d. Notes
8.125%	03/01/18		Ba2	595	647,806
EV Energy Partners LP/EV Energy Finance Corp., Gtd. Notes, 144A
8.00%	04/15/19		B3	485	486,819
Express Scripts, Inc., Gtd. Notes
3.125%	05/15/16		Baa3	1,355	1,363,350
FGI Operating Co., Inc., Sr. Sec’d. Notes
10.25%	08/01/15		Ba3	215	228,438
First Data Corp.,(a)
Gtd. Notes
9.875%	09/24/15		Caa1	1,565	1,608,037
11.25%	03/31/16		Caa2	1,020	1,004,700
Sr. Sec’d. Notes, 144A
7.375%	06/15/19		B1	240	241,800
Florida Power Corp., First Mortgage
6.40%	06/15/38		A2	2,025	2,339,624
Ford Motor Co., Sr. Unsec’d. Notes
7.45%	07/16/31		Ba3	1,000	1,133,637
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.00%	05/15/18	(a)	Ba2	600	597,949
6.625%	08/15/17		Ba2	500	531,521
7.00%	04/15/15		Ba2	500	540,080
8.125%	01/15/20	(a)	Ba2	1,000	1,158,413
Freescale Semiconductor, Inc., Gtd. Notes, 144A(a)
10.75%	08/01/20		Caa2	500	565,000
Frontier Communications Corp., Sr. Unsec’d. Notes
9.00%	08/15/31		Ba2	1,000	1,025,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)
4.375%	09/16/20		Aa2	5,350	5,288,684
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)
9.50%	10/15/18		B3	1,000	1,040,000
Geokinetics Holdings USA, Inc., Sr. Sec’d. Notes(a)
9.75%	12/15/14		B3	500	480,000

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
United States (cont’d.)
Gilead Sciences, Inc., Sr. Unsec’d. Notes
4.50%	04/01/21		Baa1	$1,860	$1,863,082
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	02/07/16	(a)	A1	1,805	1,824,599
5.375%	03/15/20		A1	7,070	7,300,800
Sub. Notes
6.75%	10/01/37		A2	1,835	1,834,969
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)
8.25%	08/15/20		B1	920	993,600
GXS Worldwide, Inc., Sr. Sec’d. Notes(a)
9.75%	06/15/15		B2	1,660	1,680,750
Hanesbrands, Inc., Gtd. Notes(a)
6.375%	12/15/20		B1	375	363,750
Hanger Orthopedic Group, Inc., Gtd. Notes
7.125%	11/15/18		B3	335	345,888
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
5.50%	03/30/20		Baa3	3,345	3,448,056
6.625%	03/30/40		Baa3	1,215	1,239,437
HCA Holdings, Inc., Sr. Unsec’d. Notes, 144A
7.75%	05/15/21		B3	310	321,625
Helix Energy Solutions Group, Inc., Gtd. Notes, 144A
9.50%	01/15/16		B3	1,375	1,416,250
Hertz Corp. (The), Gtd. Notes, 144A
6.75%	04/15/19		B2	1,040	1,029,600
Hess Corp.,
Sr. Unsec’d. Notes
5.60%	02/15/41		Baa2	1,300	1,270,703
6.00%	01/15/40		Baa2	1,335	1,381,686
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.30%	06/01/21	(a)	A2	1,560	1,575,252
4.75%	06/02/14		A2	6,000	6,547,566
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
Sec’d. Notes
9.00%	11/15/20		Caa1	230	235,750
Sr. Sec’d. Notes(a)
8.875%	02/01/18		B3	1,000	1,040,000
Home Depot, Inc., Sr. Unsec’d. Notes(a)
5.95%	04/01/41		Baa1	430	442,825
Honeywell International, Inc., Sr. Unsec’d. Notes
4.25%	03/01/13		A2	5,480	5,799,796
Huntington Ingalls Industries, Inc., Gtd. Notes, 144A
7.125%	03/15/21		Ba3	345	357,075
Huntsman International LLC, Gtd. Notes(a)
8.625%	03/15/21		B3	1,000	1,087,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes
8.00%	01/15/18		Ba3	830	842,450
Insight Communications Co., Inc., Sr. Notes, 144A
9.375%	07/15/18		B3	150	164,625
International Business Machines Corp., Sr. Unsec’d. Notes
7.625%	10/15/18		Aa3	7,215	9,176,275

SEE NOTES TO FINANCIAL STATEMENTS.

A357

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
United States (cont’d.)
International Lease Finance Corp.,
Sr. Unsec’d. Notes
6.25%	05/15/19	B1	$190	$185,643
8.25%	12/15/20(a)	B1	845	912,600
8.625%	09/15/15(a)	B1	400	433,500
8.875%	09/01/17(a)	B1	2,000	2,200,000
International Paper Co.,
Sr. Unsec’d. Notes
7.95%	06/15/18	Baa3	1,385	1,649,111
9.375%	05/15/19	Baa3	650	830,060
Jabil Circuit, Inc., Sr. Unsec’d. Notes
5.625%	12/15/20	Ba1	370	362,600
James River Escrow, Inc., Sr. Unsec’d. Notes, 144A(a)
7.875%	04/01/19	B2	480	475,200
JMC Steel Group, Sr. Notes, 144A
8.25%	03/15/18	B3	410	416,150
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN
2.95%	03/09/15	A2	2,740	2,852,817
JPMorgan Chase & Co., Sr. Unsec’d. Notes
4.25%	10/15/20	Aa3	3,305	3,233,397
JPMorgan Chase Bank NA, Sub. Notes
6.00%	10/01/17	Aa2	5,935	6,595,399
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes
7.00%	11/01/39	A2	4,235	4,229,749
KB Home, Gtd. Notes
6.25%	06/15/15	B2	1,190	1,136,450
Key Energy Services, Inc., Gtd. Notes
6.75%	03/01/21	B1	195	195,000
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.625%	02/15/15	Baa2	2,355	2,627,617
9.00%	02/01/19(a)	Baa2	1,300	1,667,074
Kohl’s Corp., Sr. Unsec’d. Notes
6.875%	12/15/37	Baa1	810	934,380
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20(a)	Baa2	340	371,687
6.875%	02/01/38	Baa2	2,565	2,967,425
6.875%	01/26/39	Baa2	2,040	2,352,522
Kroger Co. (The),
Gtd. Notes
5.00%	04/15/13	Baa2	800	852,679
6.15%	01/15/20	Baa2	650	748,682
Landry’s Restaurants, Inc., Sec’d. Notes(a)
11.625%	12/01/15	B3	440	470,800
Level 3 Communications, Inc., Sr. Unsec’d. Notes, 144A
11.875%	02/01/19	Caa3	200	215,750
Level 3 Financing, Inc., Gtd. Notes
8.75%	02/15/17	Caa1	1,010	1,030,200
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.00%	06/01/21	Baa2	1,690	1,600,302
10.75%(c)	06/15/88	Baa3	410	544,275
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes, 144A
7.75%	02/01/21	B2	500	520,000
Sr. Unsec’d. Notes
8.625%	04/15/20	B2	500	542,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
United States (cont’d.)
Lions Gate Entertainment, Inc., Sec’d. Notes, 144A
10.25%	11/01/16	B1	$585	$595,237
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A
8.00%	06/01/16	B2	175	175,875
Ltd. Brands, Inc., Gtd. Notes
6.625%	04/01/21	Ba1	425	434,563
Macy’s Retail Holdings, Inc.,
Gtd. Notes
6.375%	03/15/37(a)	Ba1	780	810,775
6.70%	07/15/34	Ba1	500	529,219
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
8.875%	04/01/18	B3	500	525,000
McKesson Corp., Sr. Unsec’d. Notes
7.50%	02/15/19	Baa2	360	442,221
MetLife, Inc., Jr. Sub. Notes
6.40%	12/15/66	Baa2	8,280	8,073,000
MetroPCS Wireless, Inc., Gtd. Notes(a)
6.625%	11/15/20	B2	1,200	1,188,000
MGM Resorts International,
Gtd. Notes
6.625%	07/15/15(a)	Caa1	1,825	1,710,937
6.875%	04/01/16	Caa1	615	576,562
Microsoft Corp., Sr. Unsec’d. Notes
2.50%	02/08/16	Aaa	5,100	5,218,672
Midamerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.75%	04/01/18(a)	Baa1	900	1,012,027
6.50%	09/15/37	Baa1	2,125	2,395,738
Momentive Performance Materials, Inc., Sec’d. Notes
9.00%	01/15/21	Caa1	400	408,000
Morgan Stanley,
FDIC Gtd. Notes
3.25%	12/01/11	Aaa	1,445	1,461,963
Sr. Unsec’d. Notes
1.874%(c)	01/24/14	A2	1,400	1,409,834
3.80%	04/29/16	A2	7,525	7,437,620
Sr. Unsec’d. Notes, MTN
5.50%	01/26/20	A2	3,290	3,332,872
Nabors Industries, Inc., Gtd. Notes
6.15%	02/15/18	Baa2	2,115	2,338,149
NBCUniversal Media LLC,(a)
Sr. Unsec’d. Notes, 144A
4.375%	04/01/21	Baa2	4,000	3,958,204
5.15%	04/30/20	Baa2	2,320	2,449,693
NBTY, Inc., Gtd. Notes, 144A
9.00%	10/01/18	B3	1,000	1,055,000
Needle Merger Sub Corp., Sr. Unsec’d. Notes, 144A(a)
8.125%	03/15/19	Caa1	530	533,975
Newmont Mining Corp., Gtd. Notes
6.25%	10/01/39	Baa1	2,530	2,626,186
News America, Inc.,
Gtd. Notes
6.65%	11/15/37	Baa1	2,900	3,107,927
Gtd. Notes, 144A
4.50%	02/15/21	Baa1	900	888,219

SEE NOTES TO FINANCIAL STATEMENTS.

A358

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
United States (cont’d.)
Nextel Communications, Inc., Gtd. Notes
6.875%	10/31/13		Ba3	$1,710	$1,720,687
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A
7.75%	10/15/18		B2	500	525,000
NII Capital Corp., Gtd. Notes(a)
7.625%	04/01/21		B2	110	114,950
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC,
Gtd. Notes
8.875%	03/15/18		B1	1,000	1,050,000
Nisource Finance Corp.,
Gtd. Notes
6.125%	03/01/22		Baa3	1,240	1,366,106
6.80%	01/15/19		Baa3	1,000	1,160,584
Noble Energy, Inc., Sr. Unsec’d. Notes(a)
6.00%	03/01/41		Baa2	1,860	1,917,792
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.75%	05/01/20	(a)	Baa1	440	462,327
6.75%	06/01/14		Baa1	475	543,587
7.00%	01/15/38		Baa1	920	1,098,417
Norfolk Southern Corp., Sr. Unsec’d. Notes(a)
5.90%	06/15/19		Baa1	1,675	1,920,461
NRG Energy, Inc.,(a)
Gtd. Notes
8.25%	09/01/20		B1	1,000	1,020,000
Gtd. Notes, 144A
7.625%	01/15/18		B1	1,070	1,072,675
ONEOK Partners LP, Gtd. Notes(a)
8.625%	03/01/19		Baa2	870	1,106,046
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
5.80%	03/01/37		A3	1,435	1,473,897
6.25%	03/01/39		A3	2,805	3,035,080
PAETEC Holding Corp.,
Gtd. Notes
9.50%	07/15/15		Caa1	440	456,500
Gtd. Notes, 144A
9.875%	12/01/18		Caa1	830	860,087
Sr. Sec’d. Notes
8.875%	06/30/17		Ba3	275	288,750
Parker Drilling Co., Gtd. Notes
9.125%	04/01/18		B1	425	448,375
PepsiCo, Inc., Sr. Unsec’d. Notes
4.875%	11/01/40		Aa3	1,035	989,242
Petrohawk Energy Corp., Gtd. Notes
7.25%	08/15/18		B3	350	359,188
Petroleum Development Corp., Sr. Unsec’d. Notes
12.00%	02/15/18		B3	500	555,000
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.35%	03/15/15		A1	2,995	3,376,797
7.20%	03/15/39		A1	1,910	2,397,952
Pinnacle Entertainment, Inc., Gtd. Notes(a)
8.75%	05/15/20		Caa1	595	623,262
Pittsburgh Glass Works LLC, Sr. Sec’d. Notes, 144A
8.50%	04/15/16		B2	320	328,800

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
United States (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes
8.75%	05/01/19		Baa3	$115	$144,672
Plains Exploration & Production Co.,
Gtd. Notes
6.625%	05/01/21		B1	590	590,000
10.00%	03/01/16		B1	500	562,500
Polymer Group, Inc., Sr. Sec’d. Notes, 144A
7.75%	02/01/19		B1	515	516,288
Production Resource Group, Inc., Gtd. Notes, 144A
8.875%	05/01/19		B3	450	446,625
PSEG Power LLC, Gtd. Notes
6.95%	06/01/12		Baa1	1,575	1,660,538
Quest Diagnostics, Inc., Gtd. Notes
4.70%	04/01/21		Baa2	1,310	1,340,964
Quicksilver Resources, Inc.,
Gtd. Notes
7.125%	04/01/16		B3	110	108,350
8.25%	08/01/15	(a)	B2	360	379,350
Quiksilver, Inc., Gtd. Notes(a)
6.875%	04/15/15		Caa1	1,300	1,264,250
QVC, Inc., Sr. Sec’d. Notes, 144A(a)
7.375%	10/15/20		Ba2	680	715,700
Radiation Therapy Services, Inc., Gtd. Notes
9.875%	04/15/17		B3	1,060	1,058,675
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A
8.00%	12/01/18		B1	265	282,225
Raytheon Co., Sr. Unsec’d. Notes
1.625%	10/15/15		Baa1	2,830	2,766,008
Republic Services, Inc., Gtd. Notes
5.25%	11/15/21		Baa3	2,010	2,123,710
Reynolds American, Inc.,
Gtd. Notes
7.25%	06/15/37		Baa3	335	361,019
7.625%	06/01/16		Baa3	690	827,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes, 144A
9.00%	04/15/19		Caa1	430	424,625
Sr. Sec’d. Notes, 144A
7.125%	04/15/19		Ba3	420	416,850
8.50%	10/15/16		Ba3	250	260,625
Rite Aid Corp.,
Gtd. Notes
8.625%	03/01/15		Caa3	565	528,275
Sec’d. Notes
10.375%	07/15/16		Caa2	590	626,875
Roadhouse Financing, Inc., Sec’d. Notes, 144A
10.75%	10/15/17		B2	1,000	1,050,000
Rohm & Haas Co., Sr. Unsec’d. Notes
6.00%	09/15/17		Baa3	4,615	5,247,320
RSC Equipment Rental, Inc./RSC Holdings III LLC, Gtd. Notes
8.25%	02/01/21		Caa1	350	348,250
Sabine Pass LNG LP, Sr. Sec’d. Notes
7.50%	11/30/16		B3	260	266,500
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(a)
8.125%	11/01/18		B2	825	825,000

SEE NOTES TO FINANCIAL STATEMENTS.

A359

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
United States (cont’d.)
SandRidge Energy, Inc., Gtd. Notes, 144A
7.50%	03/15/21	B3	$795	$804,937
Sanmina-SCI Corp., Gtd. Notes, 144A(a)
7.00%	05/15/19	B1	655	618,975
Santander Holdings USA, Inc., Sr. Unsec’d. Notes(a)
4.625%	04/19/16	Baa1	1,890	1,899,386
Senior Housing Properties Trust, REIT Sr. Unsec’d. Notes
4.30%	01/15/16	Baa3	1,550	1,564,130
Severstal Columbus LLC, Sr. Sec’d. Notes
10.25%	02/15/18	B3	1,650	1,823,250
Smithfield Foods, Inc., Sr. Sec’d. Notes
10.00%	07/15/14	Ba3	134	155,440
Solo Cup Co., Gtd. Notes
8.50%	02/15/14	Caa2	175	163,188
Southern California Edison Co., First Mortgage
5.50%	03/15/40	A1	2,865	2,983,840
Southern Co., Sr. Unsec’d. Notes
2.375%	09/15/15	Baa1	3,635	3,636,094
Southern Copper Corp., Sr. Unsec’d. Notes
6.75%	04/16/40	Baa2	1,415	1,376,525
Spectrum Brands Holdings, Inc., Sr. Sec’d. Notes, 144A
9.50%	06/15/18	B1	610	667,950
Stallion Oilfield Holdings Ltd., Sr. Sec’d. Notes
10.50%	02/15/15	B3	400	434,000
Staples, Inc., Gtd. Notes
9.75%	01/15/14	Baa2	1,340	1,595,258
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A
6.875%	02/01/21	B1	425	420,750
Target Corp., Sr. Unsec’d. Notes
6.50%	10/15/37	A2	1,265	1,445,561
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Sr. Sec’d. Notes, 144A
11.50%	10/01/20	B2	765	751,612
Texas Instruments, Inc., Sr. Unsec’d. Notes(a)
2.375%	05/16/16	A1	3,565	3,566,098
Time Warner Cable, Inc., Gtd. Notes
6.55%	05/01/37	Baa2	2,415	2,565,247
TPC Group LLC, Sr. Sec’d. Notes, 144A
8.25%	10/01/17	B1	1,250	1,296,875
Travelport LLC / Travelport, Inc., Gtd. Notes
9.00%	03/01/16	Caa1	420	374,850
Triumph Group, Inc., Gtd. Notes
8.625%	07/15/18	Ba3	500	548,125
Union Pacific Corp., Sr. Unsec’d. Notes(a)
6.125%	02/15/20	Baa2	1,525	1,772,924
United Refining Co., Sr. Sec’d. Notes
10.50%	02/28/18	B3	675	675,000
United Technologies Corp., Sr. Unsec’d. Notes
4.875%	05/01/15	A2	4,585	5,099,730
UnitedHealth Group, Inc., Sr. Unsec’d. Notes
6.50%	06/15/37	Baa1	1,770	1,935,316

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
United States (cont’d.)
Univision Communications, Inc., Gtd. Notes, 144A(a)
8.50%	05/15/21		Caa2	$780	$778,050
Sr. Sec’d. Notes, 144A
6.875%	05/15/19		B2	410	405,900
7.875%	11/01/20	(a)	B2	580	594,500
US Bancorp, Sr. Unsec’d. Notes
4.20%	05/15/14		Aa3	575	619,294
US Bank NA, Sub. Notes
4.95%	10/30/14		Aa3	730	798,754
US Central Federal Credit Union, Gov’t. Gtd. Notes
1.25%	10/19/11		Aaa	13,745	13,791,073
Valero Energy Corp., Gtd. Notes
4.50%	02/01/15		Baa2	515	549,766
6.125%	02/01/20	(a)	Baa2	1,550	1,703,351
6.625%	06/15/37		Baa2	1,550	1,616,117
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)
4.60%	04/01/21		A3	4,940	5,097,062
Verso Paper Holdings LLC/Verso Paper, Inc.,(a) Gtd. Notes
11.375%	08/01/16		Caa1	250	231,875
Sec’d. Notes, 144A
8.75%	02/01/19		B2	720	640,800
Vertellus Specialties, Inc., Sr. Sec’d. Notes, 144A(a)
9.375%	10/01/15		B1	1,000	1,035,000
Viacom, Inc., Sr. Unsec’d. Notes
4.50%	03/01/21		Baa1	4,150	4,169,775
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes
6.125%	08/15/19		Baa3	1,415	1,593,332
Wells Fargo & Co., Sr. Unsec’d. Notes(a)
3.676%	06/15/16		A1	4,270	4,386,738
Wells Fargo Bank NA, Sub. Notes(a)
5.75%	05/16/16		Aa3	6,860	7,631,366
Windstream Corp., Gtd. Notes
7.875%	11/01/17		Ba3	1,600	1,698,000
Wyeth, Gtd. Notes
5.95%	04/01/37		A1	935	1,003,387
Xerox Corp., Sr. Unsec’d. Notes
4.25%	02/15/15		Baa2	2,750	2,928,027
4.50%	05/15/21		Baa2	2,845	2,814,086
XM Satellite Radio, Inc., Gtd. Notes, 144A(a)
7.625%	11/01/18		B2	1,260	1,316,700
Yum! Brands, Inc., Sr. Unsec’d. Notes(a)
6.875%	11/15/37		Baa3	1,455	1,650,607

					518,004,194

TOTAL CORPORATE BONDS (cost $691,495,985)					699,156,796

SEE NOTES TO FINANCIAL STATEMENTS.

A360

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

FOREIGN GOVERNMENT BONDS — 0.7%
Federative Republic of Brazil,
Sr. Unsec’d. Notes (Brazil)
5.625%	01/07/41	Baa2	$1,460	$1,500,150
7.875%	03/07/15	Baa2	7,070	8,544,095
Province of New Brunswick Canada,
Sr. Unsec’d. Notes (Canada)
2.75%	06/15/18	Aa2	3,515	3,466,989
Province of Ontario Canada,
Sr. Unsec’d. Notes (Canada)
4.40%	01/14/20	Aa1	2,275	2,412,865
Province of Quebec Canada, Unsec’d. Notes (Canada)
3.50%	07/29/20	Aa2	1,515	1,500,107
United Mexican States,
Sr. Unsec’d. Notes (Mexico)
5.875%	02/17/14	Baa1	3,800	4,212,300
6.05%	01/11/40	Baa1	1,820	1,936,480

TOTAL FOREIGN GOVERNMENT BONDS (cost $23,660,607)				23,572,986

MUNICIPAL BONDS — 0.5%
Mississippi
State of Mississippi, General Obligation Unlimited,
Series 2010E
5.245%	11/01/34	Aa2	1,370	1,372,644

Missouri — 0.1%
Missouri Highway & Transportation Commission,
Revenue Bonds
5.445%	05/01/33	Aa1	2,315	2,373,083

New York — 0.2%
City of New York, General Obligation Unlimited,
Series F
6.271%	12/01/37	Aa2	2,120	2,327,315
Metropolitan Transportation Authority, Transportation Revenue Bonds, Series 2010E
6.814%	11/15/40	A2	2,180	2,384,920
New York City Municipal Water Finance Authority, Water and Sewer Second General Resolution Revenue Bonds, Series EE
6.011%	06/15/42	Aa2	1,840	2,008,139

				6,720,374

Ohio — 0.1%
American Municipal Power, Inc., Revenue Bonds
7.834%	02/15/41	A3	2,020	2,415,597

Texas — 0.1%
Dallas Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, Series 2010B
5.022%	12/01/48	Aa2	2,435	2,311,010
University of Texas System, Revenue Financing System Taxable Bonds, Series 2010D
5.134%	08/15/42	Aaa	1,785	1,781,644

				4,092,654

TOTAL MUNICIPAL BONDS (cost $16,040,889)				16,974,352

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
First Flexible PLC, Series 7, Class A
0.944%(c)	09/15/33	AAA(d) GBP	758	$1,110,297
Mansard Mortgages PLC, Series 2006-1X, Class A2
1.019%(c)	10/15/48	Aa1 GBP	2,643	3,947,677
Paragon Mortgages PLC, Series 14X, Class A2B
1.571%(c)	09/15/39	Aaa EUR	2,761	3,360,383
Series A2A, Class 8
1.199%(c)	04/16/35	Aaa GBP	321	449,554
RMAC Securities PLC, Series 2006-NS1X, Class A2A
0.974%(c)	06/12/44	Aa2 GBP	2,694	3,605,141

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $12,965,157)				12,473,052

U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Notes
0.375%	09/30/12-10/31/12		$5,260	5,265,653
0.50%	11/30/12-10/15/13(a)		13,285	13,301,703
0.625%	12/31/12-01/31/13		12,680	12,731,297
0.75%	11/30/11		7,000	7,018,865

TOTAL U.S. TREASURY OBLIGATIONS (cost $38,211,984)				38,317,518

TOTAL LONG-TERM INVESTMENTS (cost $2,678,755,015)				2,794,873,663

			Shares

SHORT-TERM INVESTMENT — 23.3% AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $795,024,899; includes $297,488,994 of cash collateral for securities onloan)(b)(w)(Note 4)			795,024,899	795,024,899

TOTAL INVESTMENTS(o) — 105.1% (cost $3,473,779,914)				3,589,898,562
Liabilities in excess of other assets(x) — (5.1)%				(173,349,360)

NET ASSETS — 100.0%				$3,416,549,202

The following abbreviations are used in the Portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
FDIC	Federal Deposit Insurance Corp.
ISE	International Securities Exchange
NASDAQ	National Association for Securities Dealers

SEE NOTES TO FINANCIAL STATEMENTS.

A361

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
ScpA	Societa Consortile per Azion; (Italian Consortium joint-stock company)
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SGD	Singapore Dollar
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $290,349,257; cash collateral of $297,488,994 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.
(d)	Standard & Poor’s rating.
(o)	As of June 30, 2011, 432 securities representing $290,102,232 and 8.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Positions:
156	2 Year U.S. Treasury Notes	Sep. 2011	$34,180,468	$34,217,625	$37,157
192	5 Year U.S. Treasury Notes	Sep. 2011	22,780,750	22,885,500	104,750
10	30 Year U.S. Year Ultra Bonds	Sep. 2011	1,264,688	1,262,500	(2,188)
1,533	Euro Stoxx 50	Sep. 2011	61,824,066	63,313,669	1,489,603
338	FTSE 100 Index	Sep. 2011	31,162,486	32,019,597	857,111
1,211	NASDAQ 100 E-Mini	Sep. 2011	54,468,358	56,214,620	1,746,262
67	Russell 2000 Mini	Sep. 2011	5,277,590	5,530,180	252,590
2,131	S&P 500 E-Mini	Sep. 2011	134,652,562	140,166,525	5,513,963
592	Topix Index	Sep. 2011	60,152,289	62,468,667	2,316,378

					12,315,626

Short Positions:
656	90 Day Euro Dollar	Dec. 2012	162,556,800	162,245,200	311,600
1,282	2 Year U.S. Treasury Notes	Sep. 2011	280,858,157	281,198,688	(340,531)
334	5 Year U.S. Treasury Notes	Sep. 2011	39,915,610	39,811,235	104,375
350	10 Year U.S. Treasury Notes	Sep. 2011	42,799,672	42,814,845	(15,173)
956	20 Year U.S. Treasury Bonds	Sep. 2011	118,312,936	117,617,875	695,061

					755,332

					$13,070,958

(1)	Cash of $27,173,225 has been segregated to cover requirements for open futures contracts as of June 30, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

A362

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011:

Purchase Contracts		Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 07/15/11		Citigroup Global Markets	GBP	954	$1,563,580	$1,530,163	$(33,417)
Expiring 07/15/11		JPMorgan Chase	GBP	1,415	2,315,795	2,270,447	(45,348)
Expiring 08/15/11		JPMorgan Chase	GBP	55,927	91,370,141	89,707,223	(1,662,918)
Expiring 08/15/11		JPMorgan Chase	GBP	50,000	81,805,011	80,200,025	(1,604,986)
Singapore Dollar,
Expiring 08/15/11		JPMorgan Chase	SGD	105,000	85,054,678	85,487,065	432,387
Expiring 08/15/11		JPMorgan Chase	SGD	100,000	81,079,197	81,416,252	337,055
South Korean Won,
Expiring 07/18/11		JPMorgan Chase	KRW	101,555,574	92,691,487	95,011,202	2,319,715

					$435,879,889	$435,622,377	$(257,512)

Sale Contracts		Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 08/18/11		RBC Dominion Securities	AUD	29,619	$31,088,863	$31,563,259	$(474,396)
Expiring 08/18/11		State Street Bank	AUD	35,756	37,550,861	38,102,663	(551,802)
Expiring 08/18/11		Westpac Banking Corp.	AUD	29,619	31,096,708	31,563,258	(466,550)
British Pound,
Expiring 08/15/11		JPMorgan Chase	GBP	30,400	49,864,881	48,761,615	1,103,266
Japanese Yen,
Expiring 08/15/11		JPMorgan Chase	JPY	3,280,100	40,706,383	40,754,095	(47,712)

					$190,307,696	$190,744,890	$(437,194)

Cross currency exchange contracts outstanding at June 30, 2011:
Settlement	Type	Counterparties		Notional Amount (000)		In Exchange For (000)	Unrealized Appreciation (Depreciation)
09/08/11	Buy	Citigroup Global Markets	AUD	59,155	CAD	60,888	$(148,987)
09/08/11	Buy	JPMorgan Chase	CAD	60,888	AUD	58,543	799,420
08/15/11	Buy	JPMorgan Chase	CHF	29,928	JPY	2,758,628	1,332,426
08/15/11	Buy	JPMorgan Chase	CHF	50,000	EUR	40,023	1,526,709
08/15/11	Buy	JPMorgan Chase	CHF	56,000	EUR	44,845	1,682,357
08/15/11	Buy	Citigroup Global Markets	EUR	46,346	CHF	55,428	1,172,784
09/15/11	Buy	JPMorgan Chase	GBP	1,151	EUR	1,293	(24,932)
09/15/11	Buy	JPMorgan Chase	GBP	1,327	EUR	1,489	(26,746)
09/15/11	Buy	Citigroup Global Markets	GBP	2,095	EUR	2,369	(68,289)
09/15/11	Buy	JPMorgan Chase	GBP	2,178	EUR	2,452	(55,716)
08/18/11	Buy	Citigroup Global Markets	NOK	66,600	CHF	10,316	30,307
08/18/11	Buy	Citigroup Global Markets	NOK	159,565	CHF	24,941	(194,249)
08/08/11	Buy	Citigroup Global Markets	NOK	320,000	CHF	50,018	(389,556)

							$5,635,528

SEE NOTES TO FINANCIAL STATEMENTS.

A363

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Total Return swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount# (000)	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBS AG	08/25/11	$29,237	Receive fixed rate payments on CMENTR Index and pay variable payments on the one month LIBOR + 26 bps.	$1,285,699	$(300)	$1,285,999
UBS AG	08/25/11	37,418	Receive fixed rate payments on CMENTR Index and pay variable payments on the one month LIBOR + 26 bps.	1,645,836	(3)	1,645,839
UBS AG	10/11/11	99,703	Receive fixed rate payments on CMCITR Index and pay variable payments on the one month LIBOR + 26 bps.	(2,686,658)	—	(2,686,658)

				$244,877	$(303)	$245,180

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 –

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$4,363,470	$39,416,468	$—
Austria	3,418,072	—	—
Belgium	15,873,204	—	—
Bermuda	15,759,422	7,541,774	—
Brazil	8,540,926	—	—
British Virgin Islands	240,420	—	—
Canada	58,703,158	—	—
Cayman Islands	338,876	11,189,640	—
Chile	1,044,216	—	—
China	—	15,840,580	—
Cyprus	1,653,571	—	—
Czech Republic	2,653,350	—	—
Denmark	7,828,276	—	—
Finland	9,878,030	—	—
France	30,226,581	—	—
Gabon	604,648	—	—
Germany	18,470,563	—	—
Greece	4,710,016	—	—
Guernsey	7,683,688	—	—
Hong Kong	526,048	15,438,767	—
Hungary	283,637	—	—
Indonesia	—	9,559,598	—
Ireland	4,886,651	—	—
Israel	14,172,753	—	—
Italy	9,491,538	—	—
Japan	—	127,912,469	—

SEE NOTES TO FINANCIAL STATEMENTS.

A364

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (cont’d.):
Luxembourg	$40,603	$—	$—
Malaysia	388,374	2,832,103	—
Marshall Island	172,497	—	—
Mexico	4,845,451	—	—
Netherlands	15,957,445	—	—
New Zealand	—	1,120,330	—
Norway	14,592,303	—	—
Philippines	2,810,080	2,176,766	—
Poland	5,281,536	—	—
Portugal	2,422,185	—	—
Russia	3,024,498	—	—
Singapore	1,106,609	17,879,705	—
South Africa	12,154,757	—	—
South Korea	3,237,230	8,504,090	—
Spain	18,930,377	—	—
Sweden	20,875,279	—	31,427
Switzerland	36,823,940	—	—
Taiwan	2,075,854	20,935,140	—
Thailand	329,312	9,606,491	—
Turkey	11,396,776	—	—
United Arab Emirates	785,230	—	—
United Kingdom	102,127,806	—	—
United States	637,759,217	—	59,004
Preferred Stocks:
Brazil	5,557,301	—	—
Germany	3,054,903	—	—
South Korea	17,899	57,880	—
Rights:
Italy	44,115	—	—
Spain	13,397	—	—
Thailand	—	—	—
Corporate Bonds:
Australia	—	12,715,657	—
Austria	—	194,500	—
Belgium	—	2,403,130	—
Bermuda	—	4,691,755	—
Canada	—	33,232,703	—
Cayman Islands	—	4,456,650	—
Denmark	—	6,545,970	—
France	—	10,937,780	—
Germany	—	2,901,879	—
Ireland	—	4,127,988	—
Liberia	—	616,250	—
Luxembourg	—	15,705,837	—
Mexico	—	2,902,463	—
Netherlands	—	21,397,318	—
Supra National Bank	—	10,190,693	—
Sweden	—	3,056,424	—
Switzerland	—	7,909,532	—
United Kingdom	—	37,166,073	—
United States	—	518,004,194	—
Unaffiliated Mutual Funds – United States	365,712,799	—	—
Asset-Backed Securities	—	12,784,940	—
U.S. Treasury Obligations	—	38,317,518	—
Residential Mortgage-Backed Securities	—	12,473,052	—
Commercial Mortgage-Backed Securities	—	21,962,601	—
Municipal Bonds	—	16,974,352	—
Exchange Traded Funds	186,640,299	—	—
Foreign Government Bonds	—	23,572,986	—
Affiliated Money Market Mutual Fund	795,024,899	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A365

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures	$13,070,958	$—	$—
Forward Foreign Currency Contracts	—	4,940,822	—
Total Return Swaps		245,180

Total	$2,487,625,043	$1,120,440,048	$90,431

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (8.7% represents investments purchased with collateral from securities on loan)	23.3%
Unaffiliated Mutual Funds	10.7
Financial – Bank & Trust	7.7
Oil, Gas & Consumable Fuels	6.1
Telecommunications	5.7
Exchange Traded Funds	5.5
Metals & Mining	3.7
Insurance	3.3
Pharmaceuticals	3.0
Retail	2.8
Electric	2.2
Semiconductors	2.1
Foods	2.1
Computers	2.0
Diversified Financial Services	1.6
Media	1.6
Chemicals	1.4
Healthcare Services	1.4
U.S. Treasury Obligations	1.1
Healthcare Products	1.1
Commercial Services	0.9
Aerospace & Defense	0.9
Electronic Components & Equipment	0.8
Real Estate Investment Trusts	0.8
Software	0.7
Manufacturing	0.7
Agriculture	0.7
Foreign Government Bonds	0.7
Transportation	0.6
Commercial Mortgage-Backed Securities	0.6
Thrifts & Mortgage Finance	0.6
Biotechnology	0.6
Auto Parts & Equipment	0.5

Municipal Bonds	0.5%
Pipelines	0.5
Beverages	0.5
Machinery & Equipment	0.5
Construction & Engineering	0.4
Internet	0.4
Asset-Backed Securities	0.4
Residential Mortgage-Backed Securities	0.4
Entertainment & Leisure	0.3
Real Estate	0.3
Banks	0.3
Containers & Packaging	0.3
Office Equipment & Supplies	0.2
Preferred Stocks	0.2
Household Products/Wares	0.2
Holding Companies	0.2
Environmental Control	0.2
Lodging	0.2
Automobile Manufacturers	0.2
Paper & Forest Products	0.1
Distribution/Wholesale	0.1
Investment Companies	0.1
Advertising	0.1
Home Builders	0.1
Retail & Merchandising	0.1
Hand/Machine Tools	0.1
Shipbuilding	0.1
Toys	0.1
Cosmetics/Personal Care	0.1
Building Materials & Construction	0.1
Home Furnishings	0.1
Specialty Retail	0.1
Forest Products & Paper	0.1

105.1
Liabilities in excess of other assets	(5.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A366

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$1,252,943	*	Due from broker-variation margin	$357,892	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	10,736,426		Unrealized depreciation on foreign currency forward contracts	5,795,604
Equity contracts	Unrealized appreciation on swap agreements	2,931,838		Unrealized depreciation on swap agreements	2,686,658
Equity contracts	Unaffiliated investments	57,512		Premiums received for swap agreements	303
Equity contracts	Due from broker-variation margin	12,175,907	*	—

Total		$27,154,626			$8,840,457

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Futures	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$—	$(9,047,303)	$—	$—	$(9,047,303)
Foreign exchange contracts	—	—	—	—	(8,978,638)	(8,978,638)
Credit contracts	—	—	—	1,644,689	—	1,644,689
Equity contracts	248,914	10,999	938,767	(4,982,228)	—	(3,783,548)

Total	$248,914	$10,999	$(8,108,536)	$(3,337,539)	$(8,978,638)	$(20,164,800)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Futures	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$—	$(6,834,609)	$—	$—	$(6,834,609)
Foreign exchange contracts	—	—	—	—	1,010,855	1,010,855
Credit contracts	—	—	—	(1,269,316)	—	(1,269,316)
Equity contracts	(13,209)	(10,827)	5,641,097	245,180	—	5,862,241

Total	$(13,209)	$(10,827)	$(1,193,512)	$(1,024,136)	$1,010,855	$(1,230,829)

SEE NOTES TO FINANCIAL STATEMENTS.

A367

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts – Long Positions(1)	Futures Contracts – Short Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(3)	Credit Default Swap Agreements – Sell Protection(4)	Total Return Swap Agreements(4)
$745,386,146	$701,403,677	$723,715,384	$494,805,250	$12,000,000	$55,452,601

(1)	Value at Trade Date.

(2)	Value at Settlement Date Payable.

(3)	Value at Settlement Date Receivable.

(4)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A368

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value, including securities on loan of $290,349,257:
Unaffiliated investments (cost $2,678,755,015)	$2,794,873,663
Affiliated investments (cost $795,024,899)	795,024,899
Cash	14,477,249
Deposit with broker	29,943,021
Foreign currency, at value (cost $19,297,322)	19,485,366
Receivable for investments sold	104,388,293
Dividends and interest receivable	14,037,409
Unrealized appreciation on foreign currency forward contracts	10,736,426
Due from broker-variation margin	4,577,444
Unrealized appreciation on swap agreements	2,931,838
Receivable for fund share sold	2,190,151
Tax reclaim receivable	849,299
Prepaid expenses	3,367

Total Assets	3,793,518,425

LIABILITIES:
Payable to broker for collateral for securities on loan	297,488,994
Payable for investments purchased	69,144,866
Unrealized depreciation on foreign currency forward contracts	5,795,604
Unrealized depreciation on swap agreements	2,686,658
Advisory fees payable	1,431,667
Accrued expenses and other liabilities	219,093
Foreign capital gains tax liability	187,298
Shareholder servicing fees payable	14,177
Affiliated transfer agent fee payable	524
Premiums received for swap agreements	303
Payable for fund share repurchased	39

Total Liabilities	376,969,223

NET ASSETS	$3,416,549,202

Net assets were comprised of:
Paid-in capital	$3,138,067,850
Retained earnings	278,481,352

Net assets, June 30, 2011	$3,416,549,202

Net asset value and redemption price per share, $3,416,549,202 / 249,828,434 outstanding shares of beneficial interest	$13.68

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $1,774,699 foreign withholding tax)	$31,060,870
Unaffiliated interest income	18,020,022
Affiliated dividend income	7,614,562
Affiliated income from securities lending, net	501,878

57,197,332

EXPENSES
Advisory fees	17,179,437
Shareholder servicing fees and expenses	1,561,767
Custodian and accounting fees	387,000
Audit fee	18,000
Trustees’ fees	16,000
Insurance expenses	12,000
Legal fees and expenses	6,000
Commitment fee on syndicated credit agreement	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	4,000
Shareholders’ reports	4,000
Miscellaneous	55,672

Total expenses	19,248,876
Less: shareholder servicing fee waiver	(356,955)

Net expenses	18,891,921

NET INVESTMENT INCOME	38,305,411

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (net of foreign capital gains taxes of $260,584)	118,342,335
Futures transactions	(8,108,536)
Swap agreement transactions	(3,337,539)
Foreign currency transactions	177,129

107,073,389

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes of $(133,694))	(41,075,567)
Futures	(1,193,512)
Swap agreements	(1,024,136)
Foreign currencies	1,013,812

(42,279,403)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	64,793,986

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$103,099,397

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$38,305,411	$46,385,761
Net realized gain on investment and foreign currency transactions	107,073,389	66,334,101
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(42,279,403)	116,303,675

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	103,099,397	229,023,537

DISTRIBUTIONS	(73,305,803)	(11,687,246)

FUND SHARE TRANSACTIONS:
Fund share sold [49,792,415 and 139,162,288 shares, respectively]	687,489,161	1,734,006,782
Fund share issued in reinvestment of distributions [5,430,060 and 991,285 shares, respectively]	73,305,803	11,687,246
Fund share repurchased [5,630,639 and 28,039,839 shares, respectively]	(76,765,406)	(332,404,733)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	684,029,558	1,413,289,295

TOTAL INCREASE IN NET ASSETS	713,823,152	1,630,625,586
NET ASSETS:
Beginning of period	2,702,726,050	1,072,100,464

End of period	$3,416,549,202	$2,702,726,050

SEE NOTES TO FINANCIAL STATEMENTS.

A369

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 97.2%		Value (Note 2)
COMMON STOCKS — 64.6%	Shares

Advertising — 0.3%
Aegis Group PLC (United Kingdom)	548,525	$1,408,574
Lamar Advertising Co. (Class A Stock)*	38,000	1,040,060
Omnicom Group, Inc.	79,000	3,804,640
WPP PLC (United Kingdom)	414,154	5,184,652

		11,437,926

Aerospace & Defense — 1.2%
Boeing Co. (The)	226,600	16,752,538
Finmeccanica SpA (Italy)	229,512	2,777,455
General Dynamics Corp.	23,200	1,728,864
Goodrich Corp.	32,300	3,084,650
HEICO Corp. (Class A Stock) (Class A Stock)	12,287	488,531
Lockheed Martin Corp.	40,300	3,263,091
Rolls-Royce Group PLC (United Kingdom)*	33,872,160	54,363
Rolls-Royce Holdings PLC (United Kingdom)*	358,303	3,709,141
Triumph Group, Inc.(a)	10,800	1,075,464
United Technologies Corp.	225,000	19,914,750

		52,848,847

Airlines — 0.1%
AMR Corp.*(a)	69,800	376,920
SkyWest, Inc.	25,800	388,548
Southwest Airlines Co.	192,000	2,192,640
United Continental Holdings, Inc.*(a)	10,700	242,141

		3,200,249

Automobile Manufacturers — 0.8%
Bayerische Motoren Werke AG (Germany)	38,908	3,882,449
Ford Motor Co.*(a)	379,100	5,227,789
General Motors Co.*	223,800	6,794,568
Harley-Davidson, Inc.	80,000	3,277,600
Honda Motor Co. Ltd. (Japan)	130,000	5,008,501
Nissan Motor Co. Ltd. (Japan)	274,600	2,885,830
Oshkosh Corp.*(a)	16,600	480,404
Toyota Motor Corp. (Japan)	211,000	8,688,809
Winnebago Industries, Inc.*	57,500	555,450

		36,801,400

Automotive Parts — 0.5%
Advance Auto Parts, Inc.	17,900	1,046,971
Aisin Seiki Co. Ltd. (Japan)	53,500	2,070,212
Autoliv, Inc. AB	23,724	1,874,981
AutoZone, Inc.*	22,200	6,545,670
BorgWarner, Inc.*(a)	8,200	662,478
CLARCOR, Inc.	3,900	184,392
GKN PLC (United Kingdom)	762,943	2,838,368
H&E Equipment Services, Inc.*	4,000	55,960
Johnson Controls, Inc.	134,300	5,594,938
Koito Manufacturing Co. Ltd. (Japan)	63,000	1,100,950
TRW Automotive Holdings Corp.*	11,500	678,845

		22,653,765

COMMON STOCKS (Continued)
	Shares	Value (Note 2)

Beverages — 1.5%
Boston Beer Co., Inc. (Class A Stock)*	10,900	$976,640
Coca-Cola Co. (The)	345,600	23,255,424
Kirin Holdings Co. Ltd. (Japan)	305,000	4,251,982
Molson Coors Brewing Co. (Class B Stock)	75,500	3,377,870
PepsiCo, Inc.	421,546	29,689,485
Pernod-Ricard SA (France)	55,700	5,490,195
Reed’s, Inc.*(a)	68,400	136,800

		67,178,396

Biotechnology — 0.1%
Acorda Therapeutics, Inc.*	14,000	452,340
Alexion Pharmaceuticals, Inc.*	11,000	517,330
Cubist Pharmaceuticals, Inc.*(a)	4,700	169,153
Dendreon Corp.*	6,900	272,136
Exelixis, Inc.*	23,300	208,768
Illumina, Inc.*	20,100	1,510,515
Incyte Corp.*	26,400	500,016
Maxygen, Inc.	101,800	556,846

		4,187,104

Building Materials — 0.1%
Bouygues SA (France)	77,066	3,387,940
Martin Marietta Materials, Inc.(a)	5,100	407,847
Universal Forest Products, Inc.	12,800	306,688
USG Corp.*(a)	33,900	486,126

		4,588,601

Business Services — 0.1%
Corporate Executive Board Co. (The)	15,000	654,750
Fidelity National Information Services, Inc.	50,700	1,561,053
FTI Consulting, Inc.*(a)	16,000	607,040
Manpower, Inc.	18,100	971,065
Navigant Consulting, Inc.*	38,700	405,963
Robert Half International, Inc.	36,700	992,001

		5,191,872

Cable Television — 0.5%
Comcast Corp. (Class A Stock)	548,300	13,893,922
DIRECTV (Class A Stock)*(a)	166,100	8,441,202
DISH Network Corp. (Class A Stock)*	27,000	828,090

		23,163,214

Chemicals — 1.1%
Air Products & Chemicals, Inc.	16,800	1,605,744
Air Water, Inc. (Japan)	107,000	1,288,992
Albemarle Corp.	19,800	1,370,160
American Vanguard Corp.(a)	61,400	796,358
Arch Chemicals, Inc.	24,050	828,282
Asahi Kasei Corp. (Japan)	516,000	3,477,346
BASF SE (Germany)	60,904	5,967,811
Cabot Corp.	23,100	920,997
Codexis, Inc.*	30,227	291,086
Dow Chemical Co. (The)	143,000	5,148,000

SEE NOTES TO FINANCIAL STATEMENTS.

A370

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)
	Shares	Value (Note 2)

Chemicals (cont’d.)
E.I. du Pont de Nemours & Co.	68,559	$3,705,614
Eastman Chemical Co.	32,300	3,296,861
Hitachi Chemical Co. Ltd. (Japan)	87,000	1,726,015
LyondellBasell Industries NV (Class A Stock) (Netherlands)	14,700	566,244
Mosaic Co. (The)	11,800	799,214
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	49,300	2,809,607
PPG Industries, Inc.	34,600	3,141,334
Sherwin-Williams Co. (The)(a)	54,500	4,570,915
Showa Denko KK (Japan)	443,000	917,638
Tosoh Corp. (Japan)	243,000	975,806
Wacker Chemie AG (Germany)	20,091	4,344,047

		48,548,071

Clothing & Apparel — 0.3%
Anvil Holdings, Inc.*(g)	125	625
Cintas Corp.(a)	49,000	1,618,470
Coach, Inc.	91,000	5,817,630
NIKE, Inc. (Class B Stock)	65,100	5,857,698

		13,294,423

Commercial Banks — 0.4%
Banco Santander Brasil SA, ADS (Brazil)	288,600	3,379,506
DnB NOR ASA (Norway)	457,209	6,372,782
Home BancShares, Inc.	23,534	556,344
M&T Bank Corp.(a)	28,800	2,532,960
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	924,810	3,219,017
Western Alliance Bancorp*	75,900	538,890

		16,599,499

Commercial Services — 0.3%
Benesse Holdings, Inc. (Japan)	55,000	2,362,900
Cielo SA (Brazil)	43,200	1,071,246
Education Management Corp.*(a)	9,900	237,006
H&R Block, Inc.	137,100	2,199,084
Paychex, Inc.	25,300	777,216
RSC Holdings, Inc.*	51,900	620,724
Verisk Analytics, Inc. (Class A Stock)*	7,100	245,802
Western Union Co. (The)	221,000	4,426,630

		11,940,608

Computer Hardware — 2.9%
Apple, Inc.*	171,600	57,600,972
CommVault Systems, Inc.*	8,000	355,600
Computer Sciences Corp.	60,000	2,277,600
Dell, Inc.*	555,500	9,260,185
Hewlett-Packard Co.	526,600	19,168,240
International Business Machines Corp.	200,950	34,472,972
Riverbed Technology, Inc.*(a)	39,100	1,547,969
SanDisk Corp.*	125,200	5,195,800

		129,879,338

COMMON STOCKS (Continued)
	Shares	Value (Note 2)

Computer Services & Software — 2.9%
Accelrys, Inc.*	49,278	$350,367
Accenture PLC (Class A Stock) (Ireland)	78,100	4,718,802
Activision Blizzard, Inc.	87,554	1,022,631
Adobe Systems, Inc.*	262,400	8,252,480
American Reprographics Co.*	70,000	494,900
Autodesk, Inc.*	166,700	6,434,620
Automatic Data Processing, Inc. Autonomy Corp. PLC	108,600	5,721,048
(United Kingdom)*	93,755	2,568,568
Avid Technology, Inc.*	26,200	493,608
Blackboard, Inc.*(a)	14,420	625,684
CA, Inc.	349,600	7,984,864
Cadence Design Systems, Inc.*	21,300	224,928
Cisco Systems, Inc.	841,900	13,142,059
Computer Programs & Systems, Inc.	15,300	971,244
Electronic Arts, Inc.*	69,300	1,635,480
EMC Corp.*	304,500	8,388,975
FactSet Research Systems, Inc.	12,000	1,227,840
Global Payments, Inc.	18,500	943,500
Jack Henry & Associates, Inc.	32,710	981,627
Logica PLC (United Kingdom)	553,450	1,190,272
Microsoft Corp.	1,981,000	51,506,000
NS Solutions Corp. (Japan)	38,400	749,661
Oracle Corp.	68,100	2,241,171
Red Hat, Inc.*	110,780	5,084,802
SYNNEX Corp.*(a)	40,000	1,268,000
Tech Data Corp.*	11,300	552,457
Websense, Inc.*	35,200	914,144

		129,689,732

Conglomerates — 0.2%
Altria Group, Inc.	202,700	5,353,307
Hutchison Whampoa Ltd. (Hong Kong)	244,400	2,648,062
Textron, Inc.	140,800	3,324,288

		11,325,657

Construction — 0.3%
Carillion PLC (United Kingdom)	296,993	1,792,721
China Railway Construction Corp. (Class H Stock) (China)	2,204,500	1,848,707
Fluor Corp.	43,100	2,786,846
Insituform Technologies, Inc. (Class A Stock)*	52,400	1,098,828
McDermott International, Inc. (Panama)*	120,500	2,387,105
Toll Brothers, Inc.*(a)	36,900	765,306
WorleyParsons Ltd. (Australia)	39,675	1,207,984

		11,887,497

Consumer Products & Services — 2.4%
Avon Products, Inc.	238,200	6,669,600
Church & Dwight Co., Inc.(a)	3,800	154,052
Colgate-Palmolive Co.	157,700	13,784,557
Harman International Industries, Inc.(a)	61,500	2,802,555

SEE NOTES TO FINANCIAL STATEMENTS.

A371

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)
	Shares	Value (Note 2)

Consumer Products & Services (cont’d.)
Johnson & Johnson	498,046	$33,130,020
Kimberly-Clark Corp.	120,600	8,027,136
L’Oreal SA (France)	25,904	3,364,312
Procter & Gamble Co. (The)	622,155	39,550,393
Rent-A-Center, Inc.	34,000	1,039,040

		108,521,665

Distribution/Wholesale — 0.4%
DCC PLC (Ireland)*	119,181	3,395,270
Fastenal Co.(a)	49,800	1,792,302
Fossil, Inc.*	10,600	1,247,832
Genuine Parts Co.	19,900	1,082,560
Mitsubishi Corp. (Japan)	211,200	5,275,324
Mitsui & Co. Ltd. (Japan)	351,400	6,075,750
Pool Corp.	35,812	1,067,556
Taleo Corp. (Class A Stock)*	12,900	477,687

		20,414,281

Diversified Financial Services
Challenger Ltd. (Australia)	365,700	1,926,556

Diversified Manufacturing — 0.3%
Cookson Group PLC (United Kingdom)	248,048	2,677,264
Ingersoll-Rand PLC (Ireland)	103,000	4,677,230
John Bean Technologies Corp.	15,224	294,128
Siemens AG (Germany)	32,334	4,440,427

		12,089,049

Diversified Operations — 1.8%
3M Co.	203,400	19,292,490
A.O. Smith Corp.	24,350	1,030,005
Danaher Corp.	232,000	12,293,680
General Electric Co.	1,905,000	35,928,300
Honeywell International, Inc.	192,800	11,488,952

		80,033,427

Electric — 0.1%
Calpine Corp.*(a)	196,000	3,161,480
Edison International	37,700	1,460,875
GenOn Energy, Inc.*	210,191	811,337

		5,433,692

Electric – Integrated — 0.4%
Exelon Corp.	255,200	10,932,768
Scottish & Southern Energy PLC (United Kingdom)	309,868	6,927,731

		17,860,499

Electronic Components & Equipment — 1.8%
A123 Systems, Inc.*(a)	59,200	314,944
Advanced Energy Industries, Inc.*	57,000	843,030
Agilent Technologies, Inc.*	85,700	4,380,127
American Science & Engineering, Inc.	3,400	272,000
AVX Corp.	44,300	675,132
Belden, Inc.	10,450	364,287
Cooper Industries PLC (Ireland)	88,800	5,298,696

COMMON STOCKS (Continued)
	Shares	Value (Note 2)

Electronic Components & Equipment (cont’d.)
CyberOptics Corp.*	9,400	$91,086
Emerson Electric Co.	345,500	19,434,375
Energizer Holdings, Inc.*(a)	33,529	2,426,158
General Cable Corp.*(a)	14,100	600,378
Gentex Corp.(a)	51,700	1,562,891
Hosiden Corp. (Japan)	91,300	830,815
Hubbell, Inc. (Class B Stock)	5,500	357,225
Koninklijke Philips Electronics NV (Netherlands)	170,880	4,388,591
Legrand SA (France)	77,053	3,245,460
Mitsubishi Electric Corp. (Japan)	504,000	5,854,519
Nikon Corp. (Japan)	123,900	2,930,032
Nippon Electric Glass Co. Ltd. (Japan)	246,000	3,156,460
Plexus Corp.*(a)	19,800	689,238
Samsung Electronics Co. Ltd. (South Korea)	4,206	3,269,027
TE Connectivity Ltd. (Switzerland)	210,450	7,736,142
Thermo Fisher Scientific, Inc.*	115,700	7,449,923
Venture Corp. Ltd. (Singapore)	226,000	1,572,372
Waters Corp.*	27,200	2,604,128

		80,347,036

Energy – Alternate Sources
First Solar, Inc.*(a)	8,800	1,163,976

Energy Services
Covanta Holding Corp.	36,900	608,481

Entertainment & Leisure — 0.7%
Ameristar Casinos, Inc.	9,700	229,987
Ascent Media Corp. (Class A Stock)*	2,442	129,353
Carnival Corp. (Panama)	156,700	5,896,621
International Game Technology	280,900	4,938,222
Madison Square Garden Co. (The) (Class A Stock)*	16,375	450,804
NetFlix, Inc.*(a)	9,300	2,443,017
Nintendo Co. Ltd. (Japan)	5,600	1,051,614
Royal Caribbean Cruises Ltd. (Liberia)*(a)	12,400	466,736
Walt Disney Co. (The)(a)	379,100	14,800,064

		30,406,418

Environmental Control — 0.1%
Republic Services, Inc.	153,865	4,746,735
Waste Connections, Inc.(a)	27,675	878,128

		5,624,863

Farming & Agriculture — 0.2%
Alliance One International, Inc.*	155,100	500,973
Bunge Ltd. (Bermuda)	1,400	96,530
Monsanto Co.	145,900	10,583,586

		11,181,089

Financial – Bank & Trust — 3.1%
Australia & New Zealand Banking Group Ltd. (Australia)	297,473	7,051,527
Banco Santander SA (Spain)	174,482	2,014,850
Bank of America Corp.	1,577,491	17,289,301

SEE NOTES TO FINANCIAL STATEMENTS.

A372

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Financial – Bank & Trust (cont’d.)
Bank of Yokohama Ltd. (The) (Japan)	278,000	$1,389,734
Barclays PLC, ADR (United Kingdom)(a)	360,500	5,923,015
BNP Paribas (France)	86,978	6,713,998
CIT Group, Inc.*	10,800	478,008
Citizens Republic Bancorp, Inc.*	251,300	173,422
City National Corp.	15,800	857,150
Close Brothers Group PLC (United Kingdom)	108,469	1,343,959
Commerce Bancshares, Inc.	23,909	1,028,087
DBS Group Holdings Ltd. (Singapore)	191,862	2,295,105
Deutsche Bank AG (Germany)	58,349	3,448,072
Deutsche Boerse AG (Germany)	18,677	1,419,233
East West Bancorp, Inc.(a)	25,600	517,376
Erste Group Bank AG (Austria)	41,820	2,192,339
Essa Bancorp, Inc.	63,000	782,460
Fifth Third Bancorp	315,900	4,027,725
First Defiance Financial Corp.*	14,100	207,129
First Horizon National Corp.	203,500	1,941,390
Glacier Bancorp, Inc.	18,900	254,772
Intesa Sanpaolo SpA (Italy)	917,954	2,444,044
Louisiana Bancorp, Inc.*	33,535	528,847
Macquarie Group Ltd. (Australia)	88,212	2,975,865
Mitsubishi UFJ Financial Group, Inc. (Japan)	479,800	2,338,227
Nordea Bank AB (Sweden)	425,436	4,573,713
Northern Trust Corp.	83,000	3,814,680
Popular, Inc. (Puerto Rico)*	208,200	574,632
Sandy Spring Bancorp, Inc.	26,300	473,137
Signature Bank*(a)	14,700	840,840
Standard Chartered PLC (United Kingdom)	227,322	5,976,109
State Street Corp.	114,000	5,140,260
SunTrust Banks, Inc.	61,300	1,581,540
Swedbank AB (Class A Stock) (Sweden)	308,898	5,191,276
Synovus Financial Corp.	49,200	102,336
TCF Financial Corp.(a)	35,120	484,656
U.S. Bancorp	463,400	11,821,334
Wells Fargo & Co.	1,000,424	28,071,897
Westamerica Bancorporation(a)	15,000	738,750
Zions Bancorporation(a)	79,100	1,899,191

		140,919,986

Financial Services — 3.8%
American Express Co.	206,000	10,650,200
Ameriprise Financial, Inc.	38,300	2,209,144
Bank of New York Mellon Corp. (The)	121,600	3,115,392
BM&FBOVESPA SA (Brazil)	421,200	2,785,239
Charles Schwab Corp. (The)	148,400	2,441,180
China Citic Bank Corp. Ltd. (Class H Stock) (China)*	4,514,000	2,825,971
Citigroup, Inc.	486,240	20,247,034
CME Group, Inc.	18,400	5,365,256
Credit Suisse Group AG (Switzerland)*	105,531	4,104,506
Discover Financial Services	121,400	3,247,450

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Financial Services (cont’d.)
Eaton Vance Corp.(a)	24,300	$734,589
Franklin Resources, Inc.	42,500	5,579,825
Goldman Sachs Group, Inc. (The)	104,500	13,907,905
Heartland Payment Systems, Inc.	36,900	760,140
Interactive Brokers Group, Inc. (Class A Stock)	15,600	244,140
IntercontinentalExchange, Inc.*	14,700	1,833,237
Invesco Ltd. (Bermuda)	135,400	3,168,360
JPMorgan Chase & Co.	811,168	33,209,218
Kentucky First Federal Bancorp	11,700	106,646
Legg Mason, Inc.	101,000	3,308,760
MasterCard, Inc. (Class A Stock)	26,200	7,895,108
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	60,130	2,327,092
Moody’s Corp.(a)	188,100	7,213,635
Morgan Stanley	344,500	7,926,945
NYSE Euronext, Inc.	80,900	2,772,443
PNC Financial Services Group, Inc.	141,600	8,440,776
Raymond James Financial, Inc.	42,200	1,356,730
SLM Corp.	244,500	4,110,045
Societe Generale (France)	52,109	3,092,172
Stifel Financial Corp.*	25,200	903,672
TD Ameritrade Holding Corp.(a)	19,600	382,396
Visa, Inc. (Class A Stock)	68,700	5,788,662
Waddell & Reed Financial, Inc. (Class A Stock)	25,200	916,020

		172,969,888

Food — 1.7%
Archer-Daniels-Midland Co.	60,700	1,830,105
Compass Group PLC (United Kingdom)	426,921	4,117,989
ConAgra Foods, Inc.	77,600	2,002,856
Dairy Crest Group PLC (United Kingdom)	78,837	468,161
General Mills, Inc.	256,700	9,554,374
House Foods Corp. (Japan)	44,100	745,256
Kellogg Co.	140,100	7,750,332
Kraft Foods, Inc. (Class A Stock)	249,385	8,785,834
Kroger Co. (The)	214,000	5,307,200
Nestle SA (Switzerland)	242,275	15,056,638
Senomyx, Inc.*	109,500	562,830
Tesco PLC (United Kingdom)	1,647,069	10,626,763
Tootsie Roll Industries, Inc.(a)	23,740	694,632
Unilever PLC (United Kingdom)	175,912	5,663,561
Whole Foods Market, Inc.	58,400	3,705,480

		76,872,011

Healthcare Services — 0.9%
Advisory Board Co. (The)*	20,300	1,174,964
AMERIGROUP Corp.*	23,100	1,627,857
Community Health Systems, Inc.*	22,100	567,528
Covance, Inc.*(a)	19,600	1,163,652
Edwards Lifesciences Corp.*(a)	40,400	3,522,072
HCA Holdings, Inc.*	74,100	2,445,300
Health Management Associates, Inc. (Class A Stock)*	19,600	211,288
Humana, Inc.	12,700	1,022,858
LifePoint Hospitals, Inc.*(a)	18,400	719,072

SEE NOTES TO FINANCIAL STATEMENTS.

A373

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Healthcare Services (cont’d.)
Medco Health Solutions, Inc.*	75,800	$4,284,216
Omnicare, Inc.(a)	22,600	720,714
Quest Diagnostics, Inc.	49,300	2,913,630
UnitedHealth Group, Inc.(a)	265,400	13,689,332
WellPoint, Inc.	108,500	8,546,545

		42,609,028

Home Builders — 0.1%
Persimmon PLC (United Kingdom)	514,252	3,980,672
Thor Industries, Inc.	11,300	325,892

		4,306,564

Hotels & Motels — 0.5%
Accor SA (France)	56,897	2,544,185
Choice Hotels International, Inc.	18,500	617,160
Gaylord Entertainment Co.*	19,300	579,000
Las Vegas Sands Corp.*	214,100	9,037,161
Marriott International, Inc. (Class A Stock)	103,848	3,685,566
MGM Resorts International*(a)	56,531	746,774
Starwood Hotels & Resorts Worldwide, Inc.	59,100	3,311,964
Wynn Resorts Ltd.	7,100	1,019,134

		21,540,944

Industrial Products — 0.3%
Actuant Corp. (Class A Stock)	22,600	606,358
Culp, Inc.*	28,000	262,920
Foster Wheeler AG (Switzerland)*	19,600	595,448
Harsco Corp.	22,700	740,020
Makita Corp. (Japan)	34,000	1,584,365
Mohawk Industries, Inc.*(a)	9,700	581,903
Myers Industries, Inc.	61,300	630,164
Nucor Corp.	74,200	3,058,524
Precision Castparts Corp.	43,000	7,079,950

		15,139,652

Insurance — 2.7%
ACE Ltd. (Switzerland)	44,600	2,935,572
Aflac, Inc.	89,100	4,159,188
AIA Group Ltd. (Hong Kong)*	917,600	3,194,191
Allstate Corp. (The)	244,800	7,473,744
Aon Corp.	180,000	9,234,000
AXA SA (France)	342,137	7,774,713
Berkshire Hathaway, Inc. (Class B Stock)*	249,000	19,270,110
Chubb Corp. (The)	107,500	6,730,575
CIGNA Corp.	45,800	2,355,494
Employers Holdings, Inc.	22,700	380,679
Hartford Financial Services Group, Inc. (The)(a)	52,000	1,371,240
Infinity Property & Casualty Corp.	15,600	852,696
ING Groep NV, CVA (Netherlands)*	148,623	1,829,607
Loews Corp.	77,200	3,249,348
Markel Corp.*(a)	1,800	714,258
Marsh & McLennan Cos., Inc.	211,800	6,606,042
MetLife, Inc.	327,900	14,384,973
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	32,008	4,894,637

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Insurance (cont’d.)
Principal Financial Group, Inc.(a)	69,500	$2,114,190
ProAssurance Corp.*	14,900	1,043,000
Prudential PLC (United Kingdom)	197,477	2,281,982
QBE Insurance Group Ltd. (Australia)	162,222	3,010,837
Radian Group, Inc.	101,200	428,076
SeaBright Holdings, Inc.	48,700	482,130
Selective Insurance Group, Inc.	45,509	740,431
Sony Financial Holdings, Inc. (Japan)	216,400	3,912,425
StanCorp Financial Group, Inc.	18,500	780,515
Sun Life Financial, Inc. (Canada)	170,800	5,144,632
Swiss Life Holding AG (Switzerland)*	16,713	2,741,270
W.R. Berkley Corp.	11,100	360,084
White Mountains Insurance Group Ltd. (Bermuda)	500	210,080

		120,660,719

Internet Services — 1.4%
Amazon.com, Inc.*	103,000	21,062,470
Ariba, Inc.*	41,100	1,416,717
Blue Coat Systems, Inc.*	18,500	404,410
Digital River, Inc.*(a)	11,300	363,408
eBay, Inc.*	61,800	1,994,286
Google, Inc. (Class A Stock)*	52,700	26,686,226
Kakaku.com, Inc. (Japan)	356	2,503,337
Liberty Media Holding Corp. – Interactive (Class A Stock)*	206,000	3,454,620
priceline.com, Inc.*	12,700	6,501,511
RightNow Technologies, Inc.*	28,700	929,880

		65,316,865

Machinery & Equipment — 0.7%
Applied Industrial Technologies, Inc.	30,700	1,093,227
Babcock & Wilcox Co. (The)*	16,850	466,913
Bucyrus International, Inc.	4,200	384,972
Caterpillar, Inc.	113,500	12,083,210
Cummins, Inc.	83,900	8,682,811
Joy Global, Inc.	54,700	5,209,628
Middleby Corp.*	6,270	589,631
Modec, Inc. (Japan)	48,300	826,905
Nordson Corp.	18,000	987,300
Stanley Black & Decker, Inc.	23,500	1,693,175
Toshiba Machine Co. Ltd. (Japan)	146,000	797,795

		32,815,567

Manufacturing
Koppers Holdings, Inc.	26,500	1,005,145

Media — 0.7%
Cablevision Systems Corp. (Class A Stock)	23,500	850,935
Discovery Communications, Inc. (Class C Stock)*	116,126	4,244,405
Informa PLC (United Kingdom)	154,606	1,072,195
Jupiter Telecommunications Co. Ltd. (Japan)	3,105	3,473,797
Liberty Global, Inc. (Class A Stock)*(a)	40,832	1,839,073

SEE NOTES TO FINANCIAL STATEMENTS.

A374

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Media (cont’d.)
Television Broadcasts Ltd. (Hong Kong)	175,000	$1,159,952
Time Warner Cable, Inc.	99,690	7,779,808
Time Warner, Inc.	321,933	11,708,703

		32,128,868

Medical Products — 0.1%
Boston Scientific Corp.*	207,300	1,432,443
Fresenius Se & Co KGaA (Germany)	48,088	5,019,540

		6,451,983

Medical Supplies & Equipment — 1.9%
Abbott Laboratories	191,000	10,050,420
Amgen, Inc.*	223,000	13,012,050
Baxter International, Inc.	115,800	6,912,102
C.R. Bard, Inc.(a)	27,000	2,966,220
Charles River Laboratories International, Inc.*	6,000	243,900
Covidien PLC (Ireland)	147,950	7,875,378
DaVita, Inc.*	40,400	3,499,044
DENTSPLY International, Inc.	50,600	1,926,848
Elekta AB (Class B Stock) (Sweden)	90,175	4,271,237
Gen-Probe, Inc.*(a)	20,400	1,410,660
Henry Schein, Inc.*	19,500	1,396,005
Hologic, Inc.*	37,140	749,114
McKesson Corp.	86,500	7,235,725
Medtronic, Inc.	121,900	4,696,807
STERIS Corp.	18,500	647,130
Stryker Corp.	148,000	8,686,120
Techne Corp.	12,500	1,042,125
Terumo Corp. (Japan)	36,800	1,992,153
Thoratec Corp.*(a)	21,500	705,630
Zimmer Holdings, Inc.*	80,800	5,106,560

		84,425,228

Metals & Mining — 1.4%
Allied Nevada Gold Corp.*(a)	45,500	1,609,335
Arch Coal, Inc.	90,780	2,420,195
Barrick Gold Corp. (Canada)	47,000	2,128,630
BHP Billiton Ltd. (Australia)	158,375	7,484,926
Carpenter Technology Corp.(a)	14,800	853,664
Cliffs Natural Resources, Inc.(a)	41,300	3,818,185
Eldorado Gold Corp. (Canada)	143,300	2,112,242
Freeport-McMoRan Copper & Gold, Inc.	201,090	10,637,661
Haynes International, Inc.	11,300	699,809
Kobe Steel Ltd. (Japan)	669,000	1,521,345
Peabody Energy Corp.	88,400	5,207,644
Rio Tinto Ltd. (Australia)	94,782	8,483,791
Rio Tinto PLC (United Kingdom)	45,900	3,308,039
SSAB AB (Class A Stock) (Sweden)	136,781	2,044,622
Steel Dynamics, Inc.	42,600	692,250
Umicore SA (Belgium)	75,769	4,132,475
United States Steel Corp.(a)	54,000	2,486,160
Vulcan Materials Co.(a)	101,200	3,899,236
Westmoreland Coal Co.*	44,900	796,975

		64,337,184

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Miscellaneous Manufacturing
Charter International PLC (United Kingdom)	158,541	$2,015,255

Office Equipment — 0.2%
Canon, Inc. (Japan)	105,150	5,001,600
Herman Miller, Inc.	18,800	511,736
Xerox Corp.	275,000	2,862,750

		8,376,086

Oil & Gas — 7.3%
ABB Ltd. (Switzerland)*	165,647	4,295,099
Apache Corp.	20,500	2,529,495
Baker Hughes, Inc.	147,540	10,705,502
Beach Energy Ltd. (Australia)	2,913,306	2,876,885
BG Group PLC (United Kingdom)	170,628	3,872,245
BP PLC, ADR (United Kingdom)	144,200	6,386,618
Chevron Corp.	406,022	41,755,303
China Oilfield Services Ltd. (Class H Stock) (China)	1,042,000	1,906,296
Cimarex Energy Co.	28,500	2,562,720
Complete Production Services, Inc.*	34,800	1,160,928
Comstock Resources, Inc.*(a)	15,600	449,124
Concho Resources, Inc.*(a)	41,200	3,784,220
ConocoPhillips	172,100	12,940,199
Devon Energy Corp.	89,000	7,014,090
ENI SpA (Italy)	125,030	2,957,219
EOG Resources, Inc.	57,700	6,032,535
EQT Corp.	55,000	2,888,600
Exxon Mobil Corp.	953,612	77,604,945
FMC Technologies, Inc.*(a)	158,836	7,114,264
Forest Oil Corp.*	22,800	608,988
Fugro NV (Netherlands)	16,672	1,202,082
GDF Suez (France)	141,996	5,196,307
GeoMet, Inc.*	113,600	134,048
Halliburton Co.	93,300	4,758,300
Hess Corp.	86,200	6,444,312
Holly Corp.	23,100	1,603,140
Murphy Oil Corp.	118,700	7,793,842
National Fuel Gas Co.	11,100	808,080
Newfield Exploration Co.*	65,300	4,441,706
Noble Corp. (Switzerland)(a)	96,900	3,818,829
Occidental Petroleum Corp.	125,300	13,036,212
Petroleo Brasileiro SA, ADR (Brazil)(a)	73,000	2,239,640
Praxair, Inc.	70,000	7,587,300
Range Resources Corp.	65,300	3,624,150
Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)(a)	207,900	14,916,825
Saipem SpA (Italy)	42,381	2,187,946
Schlumberger Ltd.	326,915	28,245,456
Sempra Energy	57,200	3,024,736
Southwestern Energy Co.*	97,600	4,185,088
Statoil ASA (Norway)	266,008	6,735,066
Suncor Energy, Inc. (Canada)	108,500	4,242,350
Ultra Petroleum Corp. (Canada)*(a)	22,200	1,016,760
Valero Energy Corp.	128,000	3,272,960
Whiting Petroleum Corp.*	26,300	1,496,733

		331,457,143

SEE NOTES TO FINANCIAL STATEMENTS.

A375

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Paper & Forest Products — 0.2%
Clearwater Paper Corp.*	11,531	$787,337
Domtar Corp.	11,666	1,105,003
International Paper Co.	135,200	4,031,664
KapStone Paper and Packaging Corp.*	18,400	304,888
Weyerhaeuser Co.(a)	166,146	3,631,952

		9,860,844

Pharmaceuticals — 3.1%
Alkermes, Inc.*(a)	41,500	771,900
Allergan, Inc.	62,200	5,178,150
AmerisourceBergen Corp.	70,800	2,931,120
Astellas Pharma, Inc. (Japan)	46,300	1,796,491
Biogen Idec, Inc.*(a)	33,600	3,592,512
BioMarin Pharmaceutical, Inc.*(a)	23,400	636,714
Bristol-Myers Squibb Co.	266,700	7,723,632
Celgene Corp.*	121,800	7,346,976
Chugai Pharmaceutical Co. Ltd. (Japan)	45,700	749,374
CSL Ltd. (Australia)	72,837	2,589,058
Express Scripts, Inc.*	121,300	6,547,774
Gilead Sciences, Inc.*	217,400	9,002,534
GlaxoSmithKline PLC (United Kingdom)	9,997	214,037
GlaxoSmithKline PLC, ADR (United Kingdom)	269,200	11,548,680
Hospira, Inc.*	26,900	1,524,154
Human Genome Sciences, Inc.*(a)	52,200	1,280,988
Idenix Pharmaceuticals, Inc.*	33,000	165,000
Kobayashi Pharmaceutical Co. Ltd. (Japan)	14,400	723,740
Medicines Co. (The)*	42,900	708,279
Medicis Pharmaceutical Corp. (Class A Stock)	5,200	198,484
Merck & Co., Inc.	594,489	20,979,517
Neurocrine Biosciences, Inc.*	12,100	97,405
Pfizer, Inc.	1,586,974	32,691,664
Pharmacyclics, Inc.*(a)	39,600	413,424
Roche Holding AG (Switzerland)	47,367	7,926,895
Sanofi (France)	157,419	12,655,978
Theravance, Inc.*(a)	14,100	313,161
Vertex Pharmaceuticals, Inc.*	8,500	441,915

		140,749,556

Pipelines — 0.4%
El Paso Corp.	350,400	7,078,080
Spectra Energy Corp.	244,700	6,707,227
Williams Cos., Inc. (The)	162,300	4,909,575

		18,694,882

Printing & Publishing
Consolidated Graphics, Inc.*	10,460	574,777
Scholastic Corp.(a)	35,700	949,620

		1,524,397

Real Estate Investment Trusts — 1.2%
Boston Properties, Inc.	9,800	1,040,368
Camden Property Trust	26,200	1,666,844

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Real Estate Investment Trusts (cont’d.)
CB Richard Ellis Group, Inc. (Class A Stock)*	111,000	$2,787,210
Duke Realty Corp.	87,500	1,225,875
EastGroup Properties, Inc.	34,600	1,470,846
General Growth Properties, Inc.	61,400	1,024,766
Goldcrest Co. Ltd. (Japan)	29,400	611,489
Kerry Properties Ltd. (Bermuda)	633,500	3,061,994
LaSalle Hotel Properties	42,100	1,108,914
Lennar Corp. (Class A Stock)	76,800	1,393,920
Mitsui Fudosan Co. Ltd. (Japan)	123,000	2,118,417
PDG Realty SA Empreendimentos e Participacoes (Brazil)	427,900	2,410,048
Potlatch Corp.	23,160	816,853
Prologis, Inc.(a)	85,191	3,053,245
Public Storage, Inc.	23,300	2,656,433
Regency Centers Corp.(a)	18,500	813,445
Simon Property Group, Inc.	87,861	10,212,084
SL Green Realty Corp.(a)	14,418	1,194,820
Soho China Ltd. (Cayman Islands)	3,261,500	2,921,149
St. Joe Co. (The)*(a)	22,200	462,648
Unibail-Rodamco SE (France)	19,288	4,459,920
Vornado Realty Trust(a)	50,900	4,742,862
Weingarten Realty Investors(a)	63,400	1,595,144
Westfield Retail Trust (Australia)	1,113,983	3,247,194

		56,096,488

Restaurants — 0.7%
Chipotle Mexican Grill, Inc.*(a)	9,100	2,804,529
McDonald’s Corp.	176,400	14,874,048
Mitchells & Butlers PLC (United Kingdom)*	372,009	1,880,733
Sonic Corp.*(a)	38,725	411,647
Starbucks Corp.	230,600	9,106,394
Tim Hortons, Inc. (Canada)	35,400	1,727,874

		30,805,225

Retail & Merchandising — 2.5%
American Eagle Outfitters, Inc.	35,700	455,175
Ascena Retail Group, Inc.*(a)	6,819	232,187
Bed Bath & Beyond, Inc.*(a)	156,600	9,140,742
BJ’s Wholesale Club, Inc.*	19,500	981,825
Brown (N) Group PLC (United Kingdom)	154,567	652,433
CarMax, Inc.*(a)	234,800	7,764,836
Casey’s General Stores, Inc.	9,000	396,000
Chico’s FAS, Inc.	16,800	255,864
Compagnie Financiere Richemont SA (Class A Stock) (Switzerland)	118,330	7,747,923
CVS Caremark Corp.	244,276	9,179,892
Dick’s Sporting Goods, Inc.*	25,700	988,165
Dollar General Corp.*(a)	180,100	6,103,589
Dollar Tree, Inc.*	22,700	1,512,274
Esprit Holdings Ltd. (Bermuda)	285,416	891,783
FamilyMart Co. Ltd. (Japan)	80,400	2,952,061
Gap, Inc. (The)(a)	75,300	1,362,930
Hibbett Sports, Inc.*(a)	14,800	602,508
Home Depot, Inc. (The)	245,300	8,884,766
Inditex SA (Spain)	34,306	3,126,235

SEE NOTES TO FINANCIAL STATEMENTS.

A376

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)
	Shares	Value (Note 2)

Retail & Merchandising (cont’d.)
Kingfisher PLC (United Kingdom)	929,881	$3,987,742
Kohl’s Corp.	200,400	10,022,004
Lowe’s Cos., Inc.	123,300	2,874,123
Macy’s, Inc.	224,200	6,555,608
Pantry, Inc. (The)*	17,800	334,462
Parkson Retail Group Ltd. (Cayman Islands)	1,301,000	1,909,223
PPR (France)	22,934	4,084,073
Ross Stores, Inc.	66,300	5,311,956
Wal-Mart Stores, Inc.	139,100	7,391,774
Walgreen Co.	191,500	8,131,090
Williams-Sonoma, Inc.(a)	25,800	941,442

		114,774,685

Schools
Corinthian Colleges, Inc.*(a)	94,900	404,274

Semiconductors — 1.5%
Advanced Micro Devices, Inc.*(a)	92,700	647,973
Applied Materials, Inc.	321,900	4,187,919
ASML Holding NV (Netherlands)	110,084	4,054,836
Atmel Corp.*	13,000	182,910
Broadcom Corp. (Class A Stock)*	229,800	7,730,472
BTU International, Inc.*	15,500	109,120
Cree, Inc.*(a)	6,300	211,617
Cymer, Inc.*	22,200	1,099,122
Hamamatsu Photonics KK (Japan)	86,100	3,722,696
Intel Corp.	697,400	15,454,384
Intersil Corp. (Class A Stock)	39,900	512,715
Lam Research Corp.*	114,000	5,047,920
Marvell Technology Group Ltd. (Bermuda)*	392,900	5,801,168
Micron Technology, Inc.*	434,200	3,247,816
NVIDIA Corp.*(a)	96,200	1,532,947
ON Semiconductor Corp.*	99,410	1,040,823
Rovi Corp.*(a)	3,800	217,968
Semtech Corp.*(a)	38,810	1,061,065
Supertex, Inc.*	26,000	582,400
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,131,749	2,852,302
Texas Instruments, Inc.	186,700	6,129,361
Zoran Corp.*	56,212	472,181

		65,899,715

Telecommunications — 3.3%
Alcatel-Lucent (France)*	586,983	3,394,658
America Movil SAB de CV (Class L Stock), ADR (Mexico)(a)	101,000	5,441,880
American Tower Corp. (Class A Stock)*	82,435	4,311,351
Aruba Networks, Inc.*	17,180	507,669
AT&T, Inc.	1,561,817	49,056,672
Corning, Inc.	377,700	6,855,255
Crown Castle International Corp.*	195,800	7,986,682
Finisar Corp.*	34,637	624,505
Harris Corp.(a)	13,200	594,792
Hutchison Telecommunications Hong Kong Holdings Ltd. (Cayman Islands)	2,157,000	667,252

COMMON STOCKS (Continued)
	Shares	Value (Note 2)

Telecommunications (cont’d.)
Ixia*(a)	72,300	$925,440
Juniper Networks, Inc.*	171,100	5,389,650
KDDI Corp. (Japan)	545	3,921,241
Leap Wireless International, Inc.*	12,000	194,760
Motorola Mobility Holdings, Inc.*(a)	157,834	3,478,661
NII Holdings, Inc.*	12,500	529,750
NTELOS Holdings Corp.	37,900	773,918
QUALCOMM, Inc.	331,300	18,814,527
SBA Communications Corp. (Class A Stock)*	11,400	435,366
Softbank Corp. (Japan)	54,800	2,075,402
Sprint Nextel Corp.*	1,277,800	6,887,342
Telecom Italia SpA (Italy)	3,680,857	4,283,604
Telefonica SA (Spain)	320,791	7,843,232
Telstra Corp. Ltd. (Australia)	923,977	2,871,147
Vodafone Group PLC, ADR (United Kingdom)	409,292	10,936,282

		148,801,038

Tobacco — 0.4%
Philip Morris International, Inc.	258,100	17,233,337

Toys — 0.1%
Hasbro, Inc.	37,700	1,656,161
Mattel, Inc.	93,300	2,564,817

		4,220,978

Transportation — 1.3%
A.P. Moller - Maersk A/S (Class B Stock) (Denmark)	348	3,001,376
C.H. Robinson Worldwide, Inc.	29,700	2,341,548
Cargotec Corp. (Class B Stock) (Finland)	28,770	1,474,422
Central Japan Railway Co. (Japan)	477	3,749,837
Expeditors International of Washington, Inc.	17,000	870,230
FedEx Corp.	83,400	7,910,490
Greenbrier Cos., Inc.*(a)	44,200	873,392
Knight Transportation, Inc.	46,500	790,035
Nippon Yusen Kabushiki Kaisha (Japan)	189,000	702,198
Norfolk Southern Corp.	58,700	4,398,391
RailAmerica, Inc.*	20,600	309,000
Ryder System, Inc.	37,600	2,137,560
Union Pacific Corp.	143,000	14,929,200
United Parcel Service, Inc. (Class B Stock)	170,500	12,434,565
UTi Worldwide, Inc. (British Virgin Islands)	44,800	882,112

		56,804,356

Utilities — 1.3%
AES Corp. (The)*	723,100	9,212,294
Alliant Energy Corp.	31,700	1,288,922
CenterPoint Energy, Inc.	280,400	5,425,740
Constellation Energy Group, Inc.	176,800	6,711,328
Dominion Resources, Inc.(a)	19,100	921,957
E.ON AG (Germany)	143,971	4,088,970
Entergy Corp.	101,600	6,937,248

SEE NOTES TO FINANCIAL STATEMENTS.

A377

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Utilities (cont’d.)
FirstEnergy Corp.	198,308	$8,755,298
Great Plains Energy, Inc.	52,200	1,082,106
OGE Energy Corp.	26,800	1,348,576
PPL Corp.	89,400	2,488,002
SembCorp Industries Ltd. (Singapore)	1,272,911	5,183,591
Southwest Gas Corp.	27,780	1,072,586
Sumco Corp. (Japan)*	157,100	2,659,765
TECO Energy, Inc.	129,600	2,448,144

		59,624,527

TOTAL COMMON STOCKS
(cost $2,565,719,662)		2,928,869,649

PREFERRED STOCKS — 0.2%
Automobile Manufacturers — 0.2%
General Motors Co., Series B, 4.75%, CVT	10,575	515,425
Volkswagen AG (PRFC Shares) (Germany)	32,621	6,733,953

		7,249,378

Diversified Financial Services
GMAC Capital Trust I,
Series 2, 8.125%	11,125	284,800

Financial Services
Ally Financial, Inc., 7.00%, 144A	1,100	1,033,863
Ally Financial, Inc., Series A, 8.50%, CVT	40,775	1,020,598

		2,054,461

Telecommunications
Lucent Technologies Capital Trust I, 7.75%, CVT	1,700	1,672,375

TOTAL PREFERRED STOCKS (cost $7,590,127)		11,261,014

	Units
RIGHTS*
Commercial Banks
China CITIC Bank Corp. Ltd., expiring 07/25/11 (Hong Kong) (cost $0)	902,800	97,453

WARRANTS*
Clothing & Apparel
Anvil Holdings, Inc. (Class A Stock), expiring on 02/05/12(g)	1,395	28
Anvil Holdings, Inc. (Class B Stock), expiring on 02/05/12(g)	1,550	15

TOTAL WARRANTS (cost $0)		43

ASSET-BACKED SECURITIES — 0.8%

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

Ally Auto Receivables Trust,
Series 2009-B, Class C, 144A(g)
4.06%	05/16/16	Aaa	$1,625	$1,714,196
Series 2010-1, Class A4
2.30%	12/15/14	Aaa	630	646,746
Ally Master Owner Trust,
Series 2011-3, Class A2
1.81%	05/15/16	Aaa	2,490	2,495,521
AmeriCredit Automobile Receivables Trust,
Series 2010-2, Class B
2.73%	03/09/15	Aa1	1,017	1,033,923
Series 2011-2, Class B
2.33%	03/08/16	Aa1	1,540	1,554,969
Cabela’s Master Credit Card Trust,
Series 2011-2A, Class A1, 144A(g)
2.39%	06/17/19	AAA(d)	1,725	1,724,672
CarMax Auto Owner Trust,
Series 2009-2, Class B
4.65%	08/17/15	A+(d)	1,335	1,423,700
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.63%	09/15/15	Aaa	152	161,054
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	Caa1	23	16,710
CNH Equipment Trust,
Series 2009-C, Class A3
1.85%	12/16/13	Aaa	328	328,677
Series 2010-A, Class A4
2.49%	01/15/16	Aaa	1,350	1,383,767
Series 2010-C, Class A4
1.75%	05/16/16	Aaa	1,900	1,899,051
CNH Wholesale Master Note Trust,
Series 2009-1A, Class A, 144A(g)
1.887%(c)	07/15/15	AAA(d)	1,209	1,221,564
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.791%(c)	01/25/34	Caa3	951	637,899
Ford Credit Auto Owner Trust,
Series 2009-D, Class D, 144A(g)
8.14%	02/15/16	Aaa	400	449,601
Series 2009-E, Class A4
2.42%	11/15/14	Aaa	1,145	1,173,624
Ford Credit Floorplan Master Owner Trust,
Series 2010-3, Class C, 144A(g)
4.99%	02/15/17	Aa3	1,485	1,612,714
Series 2011-1, Class A1
2.12%	02/15/16	Aaa	3,400	3,373,278
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A
3.69%	07/15/15	Aaa	1,585	1,632,754
GE Equipment Midticket LLC,
Series 2010-1, Class A4, 144A(g)
1.47%	07/14/15	Aaa	2,895	2,905,911

SEE NOTES TO FINANCIAL STATEMENTS.

A378

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

ASSET-BACKED SECURITIES (Continued)
GE Equipment Small Ticket LLC,
Series 2011-1A, Class A3, 144A(g)
1.45%	01/21/18	Aaa	$1,165	$1,173,662
Hyundai Auto Receivables Trust,
Series 2011-A, Class A4
1.78%	12/15/15	Aaa	2,220	2,243,847
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.246%(c)	11/25/36	A1	10	10,124
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	120	123,610
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	33	34,102
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.686%(c)	09/25/35	Baa1	827	752,020
Navistar Financial Corp. Owner Trust,
Series 2010-A, Class B, 144A(g)
4.17%	10/20/14	Aa2	1,370	1,432,519
SMART Trust,
Series 2011-1USA, Class A3A, 144A (Australia)(g)
1.77%	10/14/14	Aaa	1,270	1,276,007
World Financial Network Credit Card Master Trust,
Series 2010-A, Class A
3.96%	04/15/19	AAA(d)	810	856,753

TOTAL ASSET-BACKED SECURITIES (cost $34,725,261)				35,292,975

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
American Tower Trust,
Series 2007-1A, Class D, 144A(g)
5.957%	04/15/37	Baa2	250	266,212
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	350	365,009
Series 2005-3, Class A2(c)
4.501%	07/10/43	Aaa	312	311,693
Series 2007-1, Class AAB
5.422%	01/15/49	Aaa	3,090	3,246,714
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	2,135	2,291,383
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	326	339,235
Series 2006-PW12, Class A4
5.903%(c)	09/11/38	Aaa	300	330,372
Series 2006-PW13, Class A4
5.54%	09/11/41	AAA(d)	1,182	1,288,111
Series 2007-PW15, Class AAB
5.315%	02/11/44	Aaa	525	548,773
Series 2007-PW17, Class A1
5.282%	06/11/50	AAA(d)	468	477,862
Series 2007-PW17, Class A4
5.694%(c)	06/11/50	A+(d)	2,660	2,888,959

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%(c)	10/15/48	Aaa	$1,655	$1,796,386
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.213%(c)	12/10/49	Aa1	4,195	4,557,585
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
5.815%(c)	12/10/49	Aaa	2,705	2,971,118
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	1,025	1,105,419
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70%	04/15/34	AAA(d)	54	53,591
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569%	08/10/42	Aaa	800	809,334
Series 2005-GG3, Class AAB
4.619%	08/10/42	Aaa	112	115,920
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	AA-(d)	1,815	1,972,465
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	250	261,971
Series 2005-LDP5, Class A4
5.205%(c)	12/15/44	Aaa	1,900	2,073,415
Series 2006-CB15, Class A4
5.814%(c)	06/12/43	Aaa	1,450	1,589,524
Series 2006-CB16, Class A4
5.552%	05/12/45	Aaa	3,135	3,414,069
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aa3	1,165	1,240,453
Series 2007-C1, Class A4
5.716%	02/15/51	Aaa	3,845	4,153,239
Series 2011-C3, Class B, 144A(g)
5.013%(c)	02/16/46	AA(d)	345	338,475
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156%	02/15/31	AAA(d)	2,200	2,380,324
Series 2006-C4, Class A4
6.067%(c)	06/15/38	Aaa	2,425	2,679,141
Series 2006-C7, Class A3
5.347%	11/15/38	AAA(d)	861	926,856
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4(d)
5.827%(c)	06/12/50	A+(d)	3,355	3,659,670
Morgan Stanley Capital I,
Series 2007-HQ11, Class A4
5.447%(c)	02/12/44	Aaa	4,430	4,769,272
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49	Aa2	1,725	1,850,989
Series 2007-IQ15, Class A4
5.879%(c)	06/11/49	BBB+(d)	600	655,996

SEE NOTES TO FINANCIAL STATEMENTS.

A379

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2008-T29, Class A4
6.456%(c)	01/11/43	AA(d)	$2,038	$2,321,239
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A4
5.418%	01/15/45	Aaa	2,935	3,187,625
Series 2006-C24, Class A3
5.558%(c)	03/15/45	Aaa	2,108	2,291,921
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class B, 144A(g)
5.174%	02/15/44	Aa2	700	700,713

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $58,456,974)				64,231,033

CONVERTIBLE BONDS
Telecommunications
Clearwire Communications LLC/Clearwire Finance, Inc.,
Gtd. Notes, 144A
8.25%	12/01/40	Caa2	275	244,063
Virgin Media Finance PLC,
Gtd. Notes (United Kingdom)
9.50%	08/15/16	Ba2	450	508,500

TOTAL CONVERTIBLE BONDS (cost $802,007)				752,563

CORPORATE OBLIGATIONS — 12.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
10.00%	07/15/17	Baa3	50	59,125
InVentiv Health, Inc.,
Gtd. Notes, 144A
10.00%	08/15/18	Caa2	250	245,000
Lamar Media Corp.,
Gtd. Notes
7.875%	04/15/18	B1	1,275	1,335,563
Omnicom Group, Inc.,
Sr. Unsec’d. Notes(a)
4.45%	08/15/20	Baa1	1,740	1,726,045

				3,365,733

Aerospace & Defense — 0.1%
Ducommun, Inc.,
Sr. Notes, 144A
9.75%	07/15/18	B3	175	179,812
Esterline Technologies Corp.,
Gtd. Notes
7.00%	08/01/20	Ba3	125	130,937
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
10.00%	06/01/17	B3	375	395,625
Sr. Sec’d. Notes, 144A
10.00%	06/01/17	B3	550	580,250

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Aerospace & Defense (cont’d.)
L-3 Communications Corp.,
Gtd. Notes
4.75%	07/15/20	Baa3	$1,100	$1,089,013
6.375%	10/15/15	Ba1	200	205,500
Moog, Inc.,
Sr. Sub. Notes
7.25%	06/15/18	Ba3	75	79,594
Sequa Corp.,
Gtd. Notes, 144A
11.75%	12/01/15	Caa2	175	189,875
Gtd. Notes, 144A, PIK
13.50%	12/01/15	Caa2	75	81,750
Spirit Aerosystems, Inc.,
Gtd. Notes
7.50%	10/01/17	Ba3	75	78,938
TransDigm, Inc.,
Gtd. Notes, 144A
7.75%	12/15/18	B3	450	472,500

				3,483,794

Agriculture
Mriya Agro Holding PLC,
Sr. Unsec’d. Notes, 144A (Cyprus)
10.95%	03/30/16	B(d)	300	298,088

Airlines — 0.2%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A(a)
7.50%	03/15/16	B2	275	269,500
Continental Airlines 2009-1 Pass-Through Trust,
Pass-Through Certificates
9.00%	07/08/16	Baa2	395	450,757
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.25%	05/10/21	Baa2	672	720,777
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.75%	01/12/21	Baa2	275	266,750
Continental Airlines, Inc.,
Pass-Through Certificates
9.25%	11/10/18	Ba2	22	23,423
Sr. Sec’d. Notes, 144A
6.75%	09/15/15	Ba2	1,050	1,055,250
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.75%	06/17/21	Baa2	215	234,362
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.95%	05/23/19	Baa2	734	732,494
Delta Air Lines 2011-1 Pass-Through Trust,
Pass-Through Certificates
5.30%	04/15/19	Baa2	185	185,000
Delta Air Lines, Inc.,
Sec’d. Notes, 144A
12.25%	03/15/15	B2	275	304,562
Sr. Sec’d. Notes, 144A(a)
9.50%	09/15/14	Ba2	427	455,289

SEE NOTES TO FINANCIAL STATEMENTS.

A380

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Airlines (cont’d.)
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17		Baa3	$1,590	$1,703,292
Tam Capital 2, Inc.,
Gtd. Notes (Cayman Islands)
9.50%	01/29/20		B(d)	570	618,450
Tam Capital 3, Inc.,
Gtd. Notes, 144A (Cayman Islands)
8.375%	06/03/21		B(d)	270	273,375
United Air Lines, Inc.,
Sec’d. Notes, 144A
12.00%	11/01/13		B3	75	80,438

					7,373,719

Automobile Manufacturers
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
8.25%	06/15/21		B2	675	661,500
Ford Motor Co.,
Sr. Unsec’d. Notes
7.45%	07/16/31		Ba3	400	453,455
Oshkosh Corp.,
Gtd. Notes
8.25%	03/01/17	(a)	B2	150	160,875
8.50%	03/01/20		B2	150	162,375

					1,438,205

Automotive Parts — 0.1%
Advance Auto Parts, Inc.,
Gtd. Notes
5.75%	05/01/20		Baa3	1,220	1,290,937
Affinia Group, Inc.,
Sr. Sec’d. Notes, 144A
10.75%	08/15/16		B1	22	24,530
Allison Transmission, Inc.,
Gtd. Notes, 144A
7.125%	05/15/19		Caa1	200	194,500
Goodyear Tire & Rubber Co. (The),
Sr. Unsec’d. Notes
10.50%	05/15/16		B1	48	54,000
O’Reilly Automotive, Inc.,
Gtd. Notes
4.875%	01/14/21		Baa3	1,315	1,321,375
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.50%	04/15/16		B2	125	128,438
RSC Equipment Rental, Inc./RSC Holdings III LLC,
Gtd. Notes
8.25%	02/01/21		Caa1	25	24,875

					3,038,655

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	11/15/14		Baa1	405	452,278
5.375%	01/15/20	(a)	Baa1	700	771,119

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Beverages (cont’d.)
Coca-Cola Co. (The),
Sr. Unsec’d. Notes(a)
1.50%	11/15/15	Aa3		$1,325	$1,300,848
Coca-Cola Femsa SAB de CV,
Sr. Unsec’d. Notes (Mexico)
4.625%	02/15/20	A3		1,060	1,083,911
Constellation Brands, Inc.,
Gtd. Notes
8.375%	12/15/14	Ba2		25	28,438
Cott Beverages, Inc.,
Gtd. Notes
8.125%	09/01/18	B3		425	445,187
8.375%	11/15/17	B3		175	183,312
Refresco Group BV,
Sr. Sec’d. Notes, 144A (Netherlands)
7.375%	05/15/18	B1	EUR	100	146,466

					4,411,559

Biotechnology
Bio-Rad Laboratories, Inc.,
Sr. Sub. Notes
8.00%	09/15/16	Ba2		125	138,750

Broadcasting — 0.1%
Clear Channel Communications Inc.,
Gtd. Notes, PIK(a)
11.00%	08/01/16	Ca		975	862,875
Sr. Unsec’d. Notes
7.25%	10/15/27	Ca		125	71,250
COX Communications, Inc.,(g)
Sr. Unsec’d. Notes, 144A
6.25%	06/01/18	Baa2		1,049	1,201,463
8.375%	03/01/39	Baa2		255	333,436
Fisher Communications, Inc.,
Gtd. Notes
8.625%	09/15/14	B2		19	19,237
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.,
Sec’d. Notes
8.875%	04/15/17	B3		600	631,500

					3,119,761

Building & Construction
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Sec’d. Notes, 144A
8.625%	05/15/19	B2		450	443,250

Building Materials — 0.2%
Associated Materials LLC,
Sr. Sec’d. Notes, 144A
9.125%	11/01/17	B3		675	673,312
Building Materials Corp. of America,
Sr. Notes, 144A
6.75%	05/01/21	Ba3		650	653,250
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A (Mexico)
5.246%(c)	09/30/15	B(d)		375	360,958
9.00%	01/11/18	B(d)		200	203,500

SEE NOTES TO FINANCIAL STATEMENTS.

A381

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Building Materials (cont’d.)
China Shanshui Cement Group Ltd.,
Gtd. Notes, 144A (Cayman Islands)
8.50%	05/25/16	BB-(d)		$900	$901,125
Corporacion GEO SA de CV,
Gtd. Notes, 144A (Mexico)
9.25%	06/30/20	Ba3		290	310,300
Euramax International, Inc.,
Sr. Sec’d. Notes, 144A
9.50%	04/01/16	Caa1		375	363,750
Gibraltar Industries, Inc.,
Gtd. Notes
8.00%	12/01/15	B3		525	528,281
Heidelbergcement Finance BV,
Gtd. Notes (Netherlands)
8.00%	01/31/17	Ba3	EUR	50	79,034
Holcim US Finance Sarl & Cie SCS,
Gtd. Notes, 144A (Luxembourg)(g)
6.00%	12/30/19	Baa2		835	892,267
Interline Brands, Inc.,
Gtd. Notes
7.00%	11/15/18	B2		450	455,625
Masco Corp.,
Sr. Unsec’d. Notes
6.125%	10/03/16	Ba2		75	77,044
7.125%	03/15/20	Ba2		100	102,364
Nortek, Inc.,
Gtd. Notes, 144A
8.50%	04/15/21	Caa1		425	393,125
10.00%	12/01/18	Caa1		200	200,000
Ply Gem Industries, Inc.,
Sr. Sec’d. Notes, 144A(a)
8.25%	02/15/18	Caa1		350	331,625
Rearden G Holdings EINS GmbH,
Gtd. Notes, 144A (Germany)
7.875%	03/30/20	B1		380	414,200
Texas Industries, Inc.,
Gtd. Notes(a)
9.25%	08/15/20	Caa2		175	169,312
Urbi Desarrollos Urbanos SAB de CV,
Gtd. Notes (Mexico)
8.50%	04/19/16	Ba3		350	358,750
USG Corp.,
Gtd. Notes, 144A
8.375%	10/15/18	B2		75	73,875
9.75%	08/01/14	B2		300	318,000
West China Cement Ltd.,
Gtd. Notes, 144A (United Kingdom)
7.50%	01/25/16	Ba3		300	288,000

					8,147,697

Business Services
Fidelity National Information Services, Inc.,
Gtd. Notes
7.625%	07/15/17	Ba2		175	185,719
7.875%	07/15/20	Ba2		125	132,656

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Business Services (cont’d.)
FTI Consulting, Inc.,
Gtd. Notes
6.75%	10/01/20	Ba2		$250	$252,500

					570,875

Cable Television — 0.2%
Belo Corp.,
Sr. Unsec’d. Notes
8.00%	11/15/16	Ba1		350	382,375
Coleman Cable, Inc.,
Gtd. Notes
9.00%	02/15/18	B3		175	182,875
Comcast Corp.,
Gtd. Notes
5.70%	05/15/18	Baa1		1,235	1,377,962
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.50%	04/15/14	Ba3		425	470,688
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.55%	03/15/15	Baa2		1,330	1,389,595
5.875%	10/01/19	Baa2		845	937,164
DISH DBS Corp.,
Gtd. Notes, 144A(a)
6.75%	06/01/21	Ba3		300	307,500
Ono Finance II PLC,
Gtd. Notes, 144A (Ireland)
10.875%	07/15/19(a)	Caa2		150	159,750
11.125%	07/15/19	Caa2	EUR	470	712,245
Univision Communications, Inc.,(a)
Gtd. Notes, 144A
8.50%	05/15/21	Caa2		1,000	997,500
Sr. Sec’d. Notes, 144A
7.875%	11/01/20	B2		1,775	1,819,375

					8,737,029

Chemicals — 0.2%
Ashland, Inc.,
Gtd. Notes
9.125%	06/01/17	Ba1		875	984,375
CF Industries, Inc.,
Gtd. Notes
6.875%	05/01/18	Ba1		675	765,281
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.50%	02/15/16	Baa3		775	769,411
8.55%	05/15/19	Baa3		1,330	1,714,961
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
Sec’d. Notes
9.00%	11/15/20	Caa1		235	240,875
Sr. Sec’d. Notes(a)
8.875%	02/01/18	B3		225	234,000
Huntsman International LLC,
Gtd. Notes
5.50%	06/30/16	B1		75	73,781
8.625%	03/15/20	B3		75	81,750
8.625%	03/15/21(a)	B3		375	407,813

SEE NOTES TO FINANCIAL STATEMENTS.

A382

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Chemicals (cont’d.)
Kerling PLC,
Sr. Sec’d. Notes, 144A (United Kingdom)
10.625%	02/01/17	B3	EUR	250	$383,386
Lyondell Chemical Co.,
Sec’d. Notes
11.00%	05/01/18	Ba3		$125	140,000
Sr. Sec’d. Notes, 144A(a)
8.00%	11/01/17	Ba1		825	917,812
Momentive Performance Materials, Inc.,
Gtd. Notes
11.50%	12/01/16	Caa2		275	292,875
Sec’d. Notes
9.00%	01/15/21	Caa1		150	153,000
PolyOne Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/20	Ba3		575	602,313
Solutia, Inc.,
Gtd. Notes
8.75%	11/01/17	B1		880	954,800
Styrolution GmbH,
Sr. Sec’d. Notes, 144A (Germany)
7.625%	05/15/16	B2	EUR	100	142,115

					8,858,548

Clothing & Apparel
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20(a)	B1		425	412,250
8.00%	12/15/16	B1		100	106,750
Levi Strauss & Co.,
Sr. Unsec’d. Notes
7.625%	05/15/20(a)	B2		275	275,000
8.875%	04/01/16	B2		300	311,250
Texhong Textile Group Ltd.,
Gtd. Notes, 144A (Cayman Islands)
7.625%	01/19/16	Ba2		200	194,912

					1,300,162

Commercial Banks — 0.1%
Amsouth Bank,
Sub. Notes
5.20%	04/01/15	Ba3		400	385,740
Banco de Credito del Peru, (Peru)
Sr. Notes, 144A
5.375%	09/16/20	Baa2		310	295,275
Sr. Unsec’d. Notes, 144A
4.75%	03/16/16	Baa2		480	473,169
Banco Votorantim SA,
Sub. Notes, 144A (Brazil)
7.375%	01/21/20	Baa1		250	265,000
Bancolombia SA, (Colombia)
Sr. Notes, 144A
5.95%	06/03/21	Baa2		500	507,500
Sr. Unsec’d. Notes, 144A
4.25%	01/12/16	Baa2		350	351,750
BPCE SA,
Sr. Unsec’d. Notes, 144A (France)(g)
2.375%	10/04/13	Aa3		985	985,678

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Commercial Banks (cont’d.)
BTA Bank JSC,
Sr. Unsec’d. Notes (Kazakhstan)
10.75%	07/01/18	Caa2		$820	$647,800
Kazkommertsbank JSC,
Sr. Unsec’d. Notes, 144A (Kazakhstan)
8.50%	05/11/18	B2		800	742,000
Regions Bank,
Sub. Notes
7.50%	05/15/18	Ba3		250	261,426

					4,915,338

Commercial Services — 0.2%
Aramark Holdings Corp.,
Sr. Notes, 144A, PIK
8.625%	05/01/16	B3		350	356,125
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
7.625%	05/15/14	B2		213	216,195
9.625%	03/15/18(a)	B2		500	533,750
Bankrate, Inc.,
Sr. Sec’d. Notes, 144A
11.75%	07/15/15	B1		81	92,239
DP World Ltd., (United Arab Emirates)
Sr. Unsec’d. Notes
6.85%	07/02/37	Baa3		300	286,500
Sr. Unsec’d. Notes, 144A
6.85%	07/02/37	Baa3		320	305,600
Garda World Security Corp.,
Sr. Unsec’d. Notes, 144A (Canada)
9.75%	03/15/17	B2		125	132,188
Hertz Holdings Netherlands BV,
Sr. Sec’d. Notes, 144A
8.50%	07/31/15	B1	EUR	175	269,004
iPayment Holdings, Inc.,
Gtd. Notes, 144A
10.25%	05/15/18	B3		375	374,063
Lender Processing Services, Inc.,
Gtd. Notes
8.125%	07/01/16	Ba2		150	146,250
Mac-Gray Corp.,
Gtd. Notes
7.625%	08/15/15	B3		200	204,000
PHH Corp.,
Sr. Unsec’d. Notes
9.25%	03/01/16	Ba2		825	902,344
Seminole Indian Tribe of Florida,
Notes, 144A
7.75%	10/01/17	Ba1		175	181,125
Service Corp. International,
Sr. Unsec’d. Notes
8.00%	11/15/21	Ba3		350	378,875
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.,
Gtd. Notes
10.75%	08/01/16	B3		725	790,250
United Rentals North America, Inc.,
Gtd. Notes
8.375%	09/15/20	Caa1		425	430,312
10.875%	06/15/16	B2		75	83,906

SEE NOTES TO FINANCIAL STATEMENTS.

A383

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Commercial Services (cont’d.)
Verisk Analytics, Inc.,
Gtd. Notes(a)
5.80%	05/01/21	Ba1	$710	$753,096

				6,435,822

Computer Hardware — 0.1%
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.20%	12/01/15	A2	3,150	3,154,312
International Business Machines Corp.,
Sr. Unsec’d. Notes(a)
2.00%	01/05/16	Aa3	2,275	2,261,703

				5,416,015

Computer Services & Software — 0.2%
Affiliated Computer Services, Inc.,
Sr. Unsec’d. Notes
5.20%	06/01/15	BBB-(d)	390	425,619
Aspect Software, Inc.,
Sec’d. Notes
10.625%	05/07/17	Caa1	75	80,625
Brocade Communications Systems, Inc.,
Sr. Sec’d. Notes
6.875%	01/15/20	Ba2	175	188,562
Eagle Parent, Inc.,
Sr. Notes, 144A
8.625%	05/01/19	Caa1	250	246,875
First Data Corp.,
Gtd. Notes
11.25%	03/31/16	Caa2	825	812,625
Gtd. Notes, 144A
12.625%	01/15/21	Caa1	2,200	2,354,000
Sr. Sec’d. Notes, 144A
7.375%	06/15/19(a)	B1	350	352,625
8.875%	08/15/20	B1	300	320,250
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16	Baa2	480	477,475
iGate Corp.,
Gtd. Notes, 144A
9.00%	05/01/16	B2	525	530,250
JDA Software Group, Inc.,
Gtd. Notes
8.00%	12/15/14	B1	325	355,875
MedAssets, Inc.,
Gtd. Notes, 144A
8.00%	11/15/18	B3	225	222,750
Seagate HDD Cayman,
Gtd. Notes, 144A (Cayman Islands)
6.875%	05/01/20	Ba1	275	272,937
Seagate Technology HDD Holdings,
Gtd. Notes (Cayman Islands)
6.80%	10/01/16	Ba1	25	26,313
Seagate Technology International,
Sec’d. Notes, 144A (Cayman Islands)
10.00%	05/01/14	Baa3	72	83,520

				6,750,301

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Conglomerates — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.125%	09/11/15(a)	Baa1		$1,335	$1,414,682
4.75%	05/05/21	Baa1		1,870	1,868,719
9.25%	08/06/19	Baa1		750	977,960

					4,261,361

Construction — 0.1%
Aeropuertos Argentina 2000 SA,
Sr. Sec’d. Notes, 144A (Argentina)
10.75%	12/01/20	B2		314	337,537
BAA Funding Ltd.,
Sr. Sec’d. Notes, 144A (United Kingdom)(g)
4.875%	07/15/23	A-(d)		1,645	1,602,564
Dycom Investments, Inc.,
Sr. Sub. Notes, 144A
7.125%	01/15/21	Ba3		350	357,000
Xefin Lux SA, (Luxembourg)
8.00%	06/01/18		EUR	100	145,832

					2,442,933

Consumer Products & Services
Central Garden & Pet Co.,
Gtd. Notes
8.25%	03/01/18	B2		250	258,125
Controladora Mabe SA CV,
Gtd. Notes, 144A (Mexico)
7.875%	10/28/19	BBB-(d)		550	610,500
Scotts Miracle-Gro Co. (The),
Gtd. Notes
7.25%	01/15/18	B1		75	79,687
Sealy Mattress Co.,
Gtd. Notes(a)
8.25%	06/15/14	Caa1		150	150,375
Sr. Sec’d. Notes, 144A
10.875%	04/15/16	Ba3		702	779,220

					1,877,907

Containers & Packaging — 0.1%
AEP Industries, Inc.,
Sr. Notes, 144A
8.25%	04/15/19	B2		225	225,562
Ardagh Packaging Finance PLC, (Ireland)
Gtd. Notes, 144A
9.25%	10/15/20	B3	EUR	350	517,706
Sr. Sec’d. Notes, 144A
7.375%	10/15/17	Ba3		150	154,500
Ball Corp.,
Gtd. Notes
7.125%	09/01/16	Ba1		125	136,250
7.375%	09/01/19	Ba1		75	81,938
BWAY Holding Co.,
Gtd. Notes(a)
10.00%	06/15/18	B3		475	518,344
Crown Americas LLC/Crown Americas Capital Corp. II,
Gtd. Notes
7.625%	05/15/17	Ba3		25	26,781

SEE NOTES TO FINANCIAL STATEMENTS.

A384

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Containers & Packaging (cont’d.)
Crown European Holdings SA,
Sr. Notes, 144A (France)
7.125%	08/15/18	Ba1	EUR	75	$111,481
Graphic Packaging International, Inc.,
Gtd. Notes
7.875%	10/01/18	B2		$200	212,000
9.50%	06/15/17	B2		100	109,500
Greif, Inc.,
Sr. Unsec’d. Notes
7.75%	08/01/19	Ba2		25	27,000
Owens-Brockway Glass Container, Inc.,
Gtd. Notes
7.375%	05/15/16	Ba3		100	108,750
Plastipak Holdings, Inc.,
Sr. Notes, 144A
10.625%	08/15/19	B3		175	196,875
Sealed Air Corp.,
Sr. Notes
7.875%	06/15/17	Baa3		25	27,053
Silgan Holdings, Inc.,
Sr. Unsec’d. Notes
7.25%	08/15/16	Ba3		50	52,750
Solo Cup Co./Solo Cup Operating Corp.,
Sr. Sec’d. Notes
10.50%	11/01/13	B2		475	494,000

					3,000,490

Distribution/Wholesale
McJunkin Red Man Corp.,
Sr. Sec’d. Notes, 144A
9.50%	12/15/16	B3		400	407,000
Minerva Overseas II Ltd.,
Gtd. Notes, 144A (Cayman Islands)
10.875%	11/15/19	B3		485	532,894

					939,894

Diversified Financial Services
ERAC USA Finance LLC,
Sr. Notes, 144A(g)
4.50%	08/16/21	Baa1		595	591,403
General Motors Financial Co., Inc.,
Gtd. Notes, 144A
6.75%	06/01/18	B1		225	225,562
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
4.347%	06/15/41(g)	A2		255	255,908
7.628%	06/15/41	Ba3		375	375,000

					1,447,873

Diversified Operations
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18	B1		125	131,250
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A (Canada)
6.30%	05/01/14	Ba2		500	536,250

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Diversified Operations (cont’d.)
Cooper US, Inc.,
Gtd. Notes
2.375%	01/15/16	A3		$570	$572,609
Odeon UCI Finco PLC,
Sr. Sec’d. Notes, 144A (United Kingdom)
9.00%	08/01/18	B3	GBP	100	155,681

					1,395,790

Electric — 0.5%
AES Andres Dominicana/Itabo Dominicana,
Sr. Sec’d. Notes, 144A (Cayman Islands)
9.50%	11/12/20	B-(d)		200	213,200
Aguila 3 SA,
Sr. Sec’d. Notes, 144A (Luxembourg)
7.875%	01/31/18	B2		300	301,875
Alabama Power Co.,
Sr. Unsec’d. Notes(a)
3.375%	10/01/20	A2		1,965	1,899,190
Calpine Corp.,
Sr. Sec’d. Notes, 144A(a)
7.50%	02/15/21	B1		625	637,500
7.875%	07/31/20	B1		100	104,500
Centrais Eletricas do Para SA,
Sr. Notes, 144A (Brazil)
10.50%	06/03/16	B3		350	363,779
Dubai Electricity & Water Authority,
Sr. Unsec’d. Notes, 144A (United Arab Emirates)
7.375%	10/21/20	Ba2		725	743,125
Duke Energy Carolinas LLC,
First Mortgage
5.30%	02/15/40	A1		790	799,407
EDP Finance BV,
Sr. Unsec’d. Notes, 144A (Netherlands)(g)
4.90%	10/01/19	Baa1		116	99,380
5.375%	11/02/12	Baa1		685	685,896
Electricite de France,
Sr. Unsec’d. Notes, 144A (France)(g)
6.95%	01/26/39	Aa3		250	292,422
Enel Finance International NV,
Gtd. Notes, 144A (Luxembourg)(g)
5.125%	10/07/19	A2		975	985,842
FirstEnergy Solutions Corp.,
Gtd. Notes
4.80%	02/15/15	Baa2		1,715	1,840,005
GenOn Energy, Inc.,
Sr. Unsec’d. Notes(a)
7.875%	06/15/17	B3		950	954,750
9.50%	10/15/18	B3		800	832,000
Georgia Power Co.,
Sr. Unsec’d. Notes
4.75%	09/01/40	A3		770	705,408
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes (Israel)
9.375%	01/28/20	Baa2		1,100	1,359,182
Korea Hydro & Nuclear Power Co. Ltd.,
Sr. Unsec’d. Notes, 144A (South Korea)(g)
3.125%	09/16/15	A1		195	192,937

SEE NOTES TO FINANCIAL STATEMENTS.

A385

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Electric (cont’d.)
LG&E and KU Energy LLC,
Notes, 144A(g)
2.125%	11/15/15	Baa2		$1,220	$1,190,486
Majapahit Holding BV,
Gtd. Notes (Netherlands)
7.75%	01/20/20	Ba1		1,320	1,544,400
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	11/15/39	A3		750	779,653
Nisource Finance Corp.,
Gtd. Notes
5.95%	06/15/41	Baa3		540	528,954
6.25%	12/15/40	Baa3		1,100	1,127,111
NRG Energy, Inc.,
Gtd. Notes, 144A(a)
7.625%	01/15/18	B1		1,400	1,403,500
NSTAR Electric Co.,
Sr. Unsec’d. Notes
5.50%	03/15/40	A1		1,045	1,080,423
PPL WEM Holdings PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)(a)(g)
3.90%	05/01/16	Baa3		1,460	1,498,226
Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN
5.375%	11/01/39	A2		735	749,610
5.70%	12/01/36	A2		225	238,480
RusHydro JSC via RusHydro Finance Ltd.,
Sec’d. Notes, MTN (Ireland)
7.875%	10/28/15	Ba1	RUB	13,700	495,659
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Sr. Sec’d. Notes, 144A
11.50%	10/01/20	B2		650	638,625

					24,285,525

Electronic Components & Equipment
Emerson Electric Co.,
Sr. Unsec’d. Notes
5.25%	11/15/39	A2		830	840,262
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
7.75%	07/15/16	Ba1		50	55,375
NXP BV/NXP Funding LLC,
Sr. Sec’d. Notes, 144A (Netherlands)
9.75%	08/01/18	B3		150	168,000

					1,063,637

Energy – Alternate Sources
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes (Philippines)
7.39%	12/02/24	Ba3		900	1,060,816

Entertainment & Leisure — 0.2%
AMC Entertainment, Inc.,
Gtd. Notes
8.75%	06/01/19	B1		500	527,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Entertainment & Leisure (cont’d.)
Ameristar Casinos, Inc.,
Gtd. Notes, 144A(a)
7.50%	04/15/21	B3		$450	$464,062
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp.,
Gtd. Notes
9.125%	08/01/18	B2		175	186,812
Cinemark USA, Inc.,
Gtd. Notes
8.625%	06/15/19	B2		1,375	1,505,625
Sr. Sub. Notes, 144A
7.375%	06/15/21	B3		100	99,500
Cirsa Funding Luxembourg SA,
Gtd. Notes, 144A (Luxembourg)
8.75%	05/15/18	B3	EUR	150	220,787
Codere Finance Luxembourg SA,
Sr. Sec’d. Notes, 144A (Luxembourg)
8.25%	06/15/15	B2	EUR	725	1,067,135
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes
9.75%	12/01/16	B2		400	441,000
Lions Gate Entertainment, Inc.,
Sec’d. Notes, 144A
10.25%	11/01/16	B1		400	407,000
NCL Corp. Ltd., (Bermuda)
Sr. Notes, 144A
9.50%	11/15/18	Caa1		100	106,500
Sr. Sec’d. Notes
11.75%	11/15/16	B2		450	518,625
NetFlix, Inc.,
Gtd. Notes
8.50%	11/15/17	Ba2		150	168,375
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.875%	04/15/17	B2		100	100,250
Pinnacle Entertainment, Inc.,
Gtd. Notes
8.625%	08/01/17	B1		75	80,531
8.75%	05/15/20(a)	Caa1		350	366,625
Regal Cinemas Corp.,
Gtd. Notes
8.625%	07/15/19	B2		350	367,500
Regal Entertainment Group,
Gtd. Notes(a)
9.125%	08/15/18	B3		350	362,250
Seneca Gaming Corp.,
Gtd. Notes, 144A
8.25%	12/01/18	B1		175	180,688
Speedway Motorsports, Inc.,
Gtd. Notes
8.75%	06/01/16	Ba2		900	970,875
Universal City Development Partners Ltd./UCDP Finance, Inc.,
Gtd. Notes
8.875%	11/15/15	B3		125	139,063
10.875%	11/15/16	B3		1,325	1,576,750

					9,857,453

SEE NOTES TO FINANCIAL STATEMENTS.

A386

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Environmental Control — 0.1%
Darling International, Inc.,
Gtd. Notes, 144A
8.50%	12/15/18	B2	$75	$81,000
Republic Services, Inc.,
Gtd. Notes
5.70%	05/15/41	Baa3	1,690	1,649,814
Waste Management, Inc.,
Gtd. Notes
6.10%	03/15/18	Baa3	785	890,350

				2,621,164

Farming & Agriculture — 0.1%
Bunge Ltd. Finance Corp.,
Gtd. Notes(a)
4.10%	03/15/16	Baa2	470	489,585
Bunge NA Finance LP,
Gtd. Notes
5.90%	04/01/17	Baa2	530	579,284
MHP SA,
Gtd. Notes (Luxembourg)
10.25%	04/29/15	B3	1,060	1,132,822

				2,201,691

Financial – Bank & Trust — 1.1%
Akbank TAS,
Sr. Unsec’d. Notes, 144A (Turkey)
5.125%	07/22/15	Ba1	950	945,250
6.50%	03/09/18	Ba1	150	153,750
BAC Capital Trust VI,
Ltd. Gtd. Notes
5.625%	03/08/35	Baa3	695	598,764
Banco Bradesco SA,
Sr. Unsec’d. Notes, 144A (Brazil)
4.125%	05/16/16	Baa1	800	805,040
Banco de Galicia y Buenos Aires,
Sr. Unsec’d. Notes, 144A (Argentina)
8.75%	05/04/18	B2	700	703,500
Banco Del Estado de Chile,
Sr. Unsec’d. Notes (Chile)
4.125%	10/07/20	Aa3	233	222,892
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20(a)	A2	2,225	2,297,339
6.50%	08/01/16(a)	A2	1,730	1,929,389
7.375%	05/15/14	A2	4,150	4,665,413
Sr. Unsec’d. Notes, MTN
5.65%	05/01/18	A2	995	1,049,059
Sub. Notes
5.75%	08/15/16	A3	165	174,103
Barclays Bank PLC,
Sr. Unsec’d. Notes (United Kingdom)
5.125%	01/08/20	Aa3	810	822,100
5.20%	07/10/14	Aa3	435	470,572
6.75%	05/22/19	Aa3	255	286,250
BB&T Capital Trust II,
Ltd. Gtd. Notes
6.75%	06/07/36	Baa1	170	169,588

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Financial – Bank & Trust (cont’d.)
Capital One Capital IV,
Ltd. Gtd. Notes
6.745%(c)	02/05/82	Baa3	$365	$370,019
Capital One Financial Corp.,
Sr. Unsec’d. Notes
7.375%	05/23/14	Baa1	225	256,913
CIT Group, Inc.,
Sec’d. Notes
7.00%	05/01/17	B2	1,425	1,421,438
Sec’d. Notes, 144A(a)
6.625%	04/01/18	B2	950	990,375
Commonwealth Bank of Australia,
Sr. Unsec’d. Notes, 144A (Australia)(g)
3.50%	03/19/15	Aa2	300	310,356
Cosan Finance Ltd.,
Gtd. Notes (Cayman Islands)
7.00%	02/01/17	Ba2	100	108,000
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.625%	01/25/16	Baa1	1,935	1,951,809
6.25%	05/01/13(a)	Baa1	565	611,709
Sub. Notes(a)
8.25%	03/01/38	Baa2	215	257,068
GTB Finance B.V.,
Gtd. Notes, 144A (Netherlands)
7.50%	05/19/16	B+(d)	800	810,504
HSBC Holdings PLC, (United Kingdom)
Sr. Unsec’d. Notes (a)
5.10%	04/05/21	Aa2	2,390	2,449,234
Sub. Notes
6.50%	05/02/36	A1	630	648,126
ICICI Bank Ltd.,
Jr. Sub. Notes (India)
6.375%(c)	04/30/22	Ba1	450	438,750
ING Bank NV,
Sub. Notes, 144A (Netherlands)(g)
5.125%	05/01/15	A1	250	260,153
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18	Ba3	400	428,000
Sr. Unsec’d. Notes
8.25%	12/15/20(a)	B1	1,025	1,107,000
8.875%	09/01/17	B1	275	302,500
Sr. Unsec’d. Notes, MTN
6.625%	11/15/13	B1	500	517,500
KeyCorp,
Sr. Unsec’d. Notes, MTN
3.75%	08/13/15	Baa1	1,225	1,264,641
5.10%	03/24/21	Baa1	405	412,490
Kinder Morgan Finance Co. ULC,
Gtd. Notes (Canada)
5.70%	01/05/16	Ba1	315	331,931
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
11.50%	05/01/16	B2	49	57,330
11.625%	02/01/14	B2	130	151,775

SEE NOTES TO FINANCIAL STATEMENTS.

A387

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Financial – Bank & Trust (cont’d.)
Nordea Bank AB,
Sub. Notes, 144A (Sweden)(g)
4.875%	05/13/21	Aa3	$1,795	$1,723,866
PNC Funding Corp.,
Bank Gtd. Notes
3.625%	02/08/15	A3	2,060	2,169,707
4.375%	08/11/20	A3	1,100	1,112,896
Promsvyazbank OJSC Via PSB Finance SA,
Sr. Sec’d. Notes, 144A (Luxembourg)
6.20%	04/25/14	Ba2	800	802,970
Provident Funding Associates LP/PFG Finance Corp.,
Sr. Notes, 144A
10.125%	02/15/19	B2	200	203,000
Sr. Sec’d. Notes, 144A
10.25%	04/15/17	Ba3	175	191,625
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.75%	06/15/15	Ba3	260	256,100
Royal Bank of Scotland PLC (The),
Gtd. Notes (United Kingdom)
3.40%	08/23/13	Aa3	2,150	2,199,988
Standard Bank PLC,
Sub. Notes, MTN (United Kingdom)
8.125%	12/02/19	Baa3	760	837,900
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)(g)
3.85%	04/27/15	A2	650	672,876
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.60%	04/15/16	Baa1	800	807,762
Synovus Financial Corp.,
Sub. Notes
5.125%	06/15/17	B3	225	204,736
Turkiye Garanti Bankasi AS,
Sr. Unsec’d. Notes, 144A (Turkey)
6.25%	04/20/21	Ba1	800	776,000
U.S. Bancorp,
Jr. Sub. Notes
3.442%	02/01/16	A2	1,130	1,148,020
UBS AG,
Sr. Unsec’d. Notes (Switzerland)(a)
4.875%	08/04/20	Aa3	290	293,320
US Bank NA,
Sub. Notes
3.778%(c)	04/29/20	Aa3	2,790	2,888,520
VTB Bank Via VTB Capital SA,
Sr. Sec’d. Notes (Luxembourg)
6.875%	05/29/18	Baa1	540	578,340
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.60%	04/01/21	A1	3,425	3,444,016
Zions Bancorporation,
Sr. Unsec’d. Notes
7.75%	09/23/14	BBB-(d)	175	191,880

				51,254,152

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Financial Services — 1.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.,
Gtd. Notes (Ireland)
8.70%	08/07/18	Baa1		$500	$614,375
Alfa Bank OJSC Via Alfa Bond Issuance PLC,
Sr. Sec’d. Notes, 144A (Ireland)
7.875%	09/25/17	Ba1		400	420,000
Ally Financial, Inc.,
Gtd. Notes
7.50%	09/15/20	B1		450	470,250
8.00%	11/01/31	B1		425	460,062
Gtd. Notes, 144A
6.25%	12/01/17	B1		100	99,333
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.30%	06/28/19	A3		1,005	1,212,214
AMO Escrow Corp.,
Sr. Sec’d. Notes, 144A
11.50%	12/15/17	B2		189	202,230
AngloGold Ashanti Holdings PLC,
Gtd. Notes (United Kingdom)
5.375%	04/15/20	Baa3		230	226,461
Bank One Corp.,
Sub. Notes(a)
5.25%	01/30/13	A1		635	672,594
Banque PSA Finance,
Sr. Unsec’d. Notes, 144A (France)(g)
4.375%	04/04/16	Baa1		1,620	1,653,163
Bumble Bee Acquisition Corp.,
Sr. Sec’d. Notes, 144A
9.00%	12/15/17	B2		500	502,500
CEDC Finance Corp. International, Inc.,
Sr. Sec’d. Notes, 144A
9.125%	12/01/16	B1		270	246,375
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.50%	12/14/16	B		850	882,279
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.587%	12/15/15	A3		640	673,030
5.375%	08/09/20(a)	A3		1,000	1,043,563
5.50%	10/15/14	A3		2,475	2,691,520
6.125%	05/15/18	A3		3,730	4,107,588
6.50%	08/19/13	A3		500	543,779
Unsec’d. Notes
8.50%	05/22/19	A3		400	495,862
Conti-Gummi Finance BV, (Netherlands)
Gtd. Notes, 144A
7.50%	09/15/17	Ba3	EUR	75	113,520
Sr. Sec’d. Notes, 144A
8.50%	07/15/15	Ba3	EUR	125	197,131
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A(g)
6.113%	01/15/40	A2		1,679	1,831,989
Discover Financial Services,
Sr. Unsec’d. Notes
10.25%	07/15/19	Ba1		400	516,860

SEE NOTES TO FINANCIAL STATEMENTS.

A388

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
DTEK Finance BV,
Gtd. Notes (Netherlands)
9.50%	04/28/15	B2		$685	$722,675
E*Trade Financial Corp.,
Sr. Unsec’d. Notes
7.875%	12/01/15	B2		25	25,125
Sr. Unsec’d. Notes, PIK(a)
12.50%	11/30/17	B-(d)		2,876	3,364,920
EC Finance PLC,
Gtd. Notes, 144A (United Kingdom)
9.75%	08/01/17	B2	EUR	200	307,434
ERAC USA Finance LLC,(g)
Gtd. Notes, 144A
2.25%	01/10/14	Baa1		430	434,288
5.25%	10/01/20	Baa1		550	583,379
Fibria Overseas Finance Ltd.,
Gtd. Notes, 144A (Cayman Islands)
7.50%	05/04/20	Ba1		540	587,952
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.75%	02/01/21(a)	Ba2		1,350	1,348,338
12.00%	05/15/15	Ba2		350	434,041
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.10%	01/07/14	Aa2		6,995	7,094,259
4.625%	01/07/21(a)	Aa2		3,140	3,158,482
Sr. Unsec’d. Notes, MTN
6.875%	01/10/39	Aa2		1,775	2,009,330
Sub. Notes(a)
5.30%	02/11/21	Aa3		1,085	1,128,988
Goldman Sachs Capital I,
Gtd. Notes
6.345%	02/15/34	A3		183	173,056
Goldman Sachs Group, Inc. (The),
Sr. Notes
3.70%	08/01/15	A1		3,305	3,365,376
6.25%	02/01/41(a)	A1		720	725,883
Sr. Unsec’d. Notes(a)
3.625%	02/07/16	A1		2,380	2,405,842
7.50%	02/15/19	A1		2,110	2,455,076
HBOS PLC,
Sub. Notes, 144A (United Kingdom)(g)
6.00%	11/01/33	Baa3		170	129,575
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.75%	05/15/16	B1		225	221,561
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.875%	06/08/14	Baa2		126	137,721
8.50%	07/15/19	Baa2		305	360,719
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.40%	06/24/15	Aa3		915	939,386
3.70%	01/20/15	Aa3		2,280	2,370,760
4.65%	06/01/14	Aa3		1,425	1,530,956
6.00%	01/15/18(a)	Aa3		1,830	2,035,242

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
JPMorgan Chase Capital XXII,
Ltd. Gtd. Notes
6.45%	01/15/87	A2	$365	$367,765
Merrill Lynch & Co., Inc.,(a)
Sr. Unsec’d. Notes
5.45%	02/05/13	A2	355	376,581
Sr. Unsec’d. Notes, MTN
6.875%	04/25/18	A2	600	663,851
Morgan Stanley,
Sr. Unsec’d. Notes
3.45%	11/02/15	A2	825	817,224
4.00%	07/24/15	A2	3,930	3,999,526
4.20%	11/20/14	A2	1,295	1,344,872
7.30%	05/13/19	A2	1,600	1,814,442
Sr. Unsec’d. Notes, MTN
4.10%	01/26/15	A2	1,710	1,756,844
6.00%	04/28/15	A2	625	677,542
MU Finance PLC,
Sr. Sec’d. Notes, 144A (United Kingdom)(a)
8.375%	02/01/17	NR	400	426,000
Nuveen Investments, Inc.,
Gtd. Notes(a)
10.50%	11/15/15	Caa2	1,675	1,712,687
Gtd. Notes, 144A
10.50%	11/15/15	Caa3	25	25,313
Sr. Unsec’d. Notes
5.50%	09/15/15	Caa2	375	330,937
Pinafore LLC/Pinafore, Inc.,
Sec’d. Notes, 144A(a)
9.00%	10/01/18	B1	650	700,375
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
9.25%	04/01/15	B3	125	129,688
10.625%	04/01/17	Caa1	25	26,656
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.25%	04/15/16	Baa2	310	320,030
RCI Banque SA,
Sr. Unsec’d. Notes, 144A (France)(g)
4.60%	04/12/16	Baa2	1,210	1,236,043
Reliance Intermediate Holdings LP,
Sr. Unsec’d. Notes, 144A (Canada)
9.50%	12/15/19	Ba2	125	136,406
RSHB Capital SA for OJSC Russian Agricultural Bank,
Sr. Sec’d. Notes (Luxembourg)
6.299%	05/15/17	Baa1	1,150	1,213,250
SLM Corp.,
Sr. Notes, MTN
6.25%	01/25/16	Ba1	665	689,937
Sr. Unsec’d. Notes, MTN
5.05%	11/14/14	Ba1	125	124,991
5.125%	08/27/12	Ba1	420	430,954
5.375%	05/15/14	Ba1	575	598,649
8.45%	06/15/18	Ba1	850	932,971
Societe Generale,
Sr. Unsec’d. Notes, 144A (France)(a)(g)
3.50%	01/15/16	Aa2	1,270	1,256,000

SEE NOTES TO FINANCIAL STATEMENTS.

A389

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
Springleaf Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.90%	12/15/17	B3		$575	$527,562
Svensk Exportkredit AB,
Sr. Unsec’d. Notes (Sweden)
5.125%	03/01/17	Aa1		345	390,567
Teco Finance, Inc.,
Gtd. Notes
5.15%	03/15/20	Baa3		1,160	1,230,113
TNK-BP Finance SA,
Gtd. Notes (Luxembourg)
7.875%	03/13/18	Baa2		200	229,500
Gtd. Notes, 144A
7.25%	02/02/20	Baa2		359	396,695
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A (Germany)
8.125%	12/01/17	B1		475	504,687
Vnesheconombank Via VEB Finance Ltd.,
Bank Gtd. Notes, 144A (Ireland)
6.902%	07/09/20	BBB(d)		1,000	1,066,600
Wind Acquisition Holdings Finance SA,
Sr. Sec’d. Notes, 144A, PIK (Luxembourg)
12.25%	07/15/17	B3		455	524,196
Yasar Holdings SA Via Willow No 2,
Sec’d. Notes (Luxembourg)
9.625%	10/07/15	B2		350	371,000

					85,277,496

Food — 0.2%
Avangardco Investments Public Ltd.,
Sr. Unsec’d. Notes (Cyprus)
10.00%	10/29/15	NR		400	384,000
BFF International Ltd.,
Gtd. Notes, 144A (Brazil)(g)
7.25%	01/28/20	Ba1		360	386,100
Blue Merger Sub, Inc.,
Gtd. Notes, 144A
7.625%	02/15/19	B3		825	833,250
Campofrio Food Group SA,
Gtd. Notes, 144A (Spain)
8.25%	10/31/16	Ba3	EUR	50	73,233
Delhaize Group SA,
Gtd. Notes (Belgium)
6.50%	06/15/17	Baa3		780	899,243
JBS Finance II Ltd.,
Gtd. Notes, 144A (Brazil)
8.25%	01/29/18	B1		200	204,000
JBS USA LLC/JBS USA Finance, Inc.,
Gtd. Notes
11.625%	05/01/14	B1		50	57,500
Sr. Unsec’d. Notes, 144A
7.25%	06/01/21	B1		575	559,187
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.50%	02/09/40	Baa2		1,080	1,199,636
Land O’lakes Capital Trust I,
Ltd. Gtd. Notes, 144A
7.45%	03/15/28	Ba2		250	238,125

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Food (cont’d.)
Michael Foods, Inc.,
Gtd. Notes, 144A
9.75%	07/15/18	Caa1		$300	$321,000
R&R Ice Cream PLC,
Sr. Sec’d. Notes, 144A (United Kingdom)
8.375%	11/15/17	B2	EUR	100	142,115
Sigma Alimentos SA de CV,
Sr. Unsec’d. Notes, 144A (Mexico)
5.625%	04/14/18	BBB-(d)		600	612,000
Smithfield Foods, Inc.,
Sr. Sec’d. Notes
10.00%	07/15/14	Ba3		50	58,000
Sr. Unsec’d. Notes
7.75%	07/01/17	B3		75	77,813
TreeHouse Foods, Inc.,
Gtd. Notes
7.75%	03/01/18	Ba2		125	132,813
US Foodservice,
Sr. Unsec’d. Notes, 144A
8.50%	06/30/19	Caa2		325	315,250

					6,493,265

Gas Distribution
Mega Advance Investments Ltd.,
Gtd. Notes, 144A (British Virgin Islands)
5.00%	05/12/21	Baa1		900	886,337

Healthcare Products
Ontex IV SA,
Sr. Sec’d. Notes, 144A (Belgium)
7.50%	04/15/18	Ba3	EUR	350	488,623

Healthcare Services — 0.2%
Aviv Healthcare Properties LP,
Gtd. Notes, 144A
7.75%	02/15/19	B1		150	153,375
Bausch & Lomb, Inc.,
Sr. Unsec’d. Notes
9.875%	11/01/15	Caa1		725	768,500
Capella Healthcare, Inc.,
Gtd. Notes, 144A
9.25%	07/01/17	B3		575	606,625
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)
8.875%	07/15/15	B3		300	309,000
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes
6.875%	07/15/17	Ba2		25	26,438
HCA, Inc.,
Sec’d. Notes
9.25%	11/15/16	B2		625	663,281
Sec’d. Notes, PIK(a)
9.625%	11/15/16	B2		175	186,156
Health Management Associates, Inc.,
Sr. Sec’d. Notes
6.125%	04/15/16	BB-(d)		325	337,188
IASIS Healthcare LLC/IASIS Capital Corp.,
Sr. Notes, 144A
8.375%	05/15/19	Caa1		525	518,437

SEE NOTES TO FINANCIAL STATEMENTS.

A390

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Healthcare Services (cont’d.)
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
8.25%	06/01/19	B3		$475	$472,625
LifePoint Hospitals, Inc.,
Gtd. Notes
6.625%	10/01/20	Ba1		575	592,250
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
2.75%	09/15/15	Baa3		285	287,496
Multiplan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18	Caa1		325	345,313
Radiation Therapy Services, Inc.,
Gtd. Notes
9.875%	04/15/17	B3		175	174,781
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
8.875%	07/01/19	B1		950	1,048,562
Sr. Unsec’d. Notes
6.50%	06/01/12	Caa1		25	25,250
8.00%	08/01/20	Caa1		300	304,875
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.875%	10/15/20	Baa1		305	298,398
4.70%	02/15/21(a)	Baa1		465	484,778
Universal Health Services, Inc.,
Gtd. Notes
7.00%	10/01/18	B1		400	412,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
Gtd. Notes
7.75%	02/01/19	B3		225	227,813
8.00%	02/01/18	B3		125	129,063
Vanguard Health Systems, Inc.,
Sr. Unsec’d. Notes
9.52%	02/01/16	Caa1		475	312,906
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.35%	08/15/20	Baa1		825	833,073
6.00%	02/15/14	Baa1		660	734,063

					10,252,246

Holding Companies – Diversified — 0.1%
Polish Television Holding BV,
Sr. Sec’d. Notes, 144A (Netherlands)
11.25%	05/15/17	B-(d)	EUR	100	150,816
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes, 144A
9.00%	04/15/19	Caa1		500	493,750
Sr. Sec’d. Notes, 144A
7.125%	04/15/19	Ba3		675	669,937
Susser Holdings LLC/Susser Finance Corp.,
Gtd. Notes
8.50%	05/15/16	B2		575	605,188
Votorantim Cimentos SA,
Gtd. Notes, 144A (Brazil)
7.25%	04/05/41	Baa3		400	395,000

					2,314,691

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Home Builders
Beazer Homes USA, Inc.,
Gtd. Notes(a)
9.125%	06/15/18	Caa2	$300	$258,750
Sr. Unsec’d. Notes, 144A
9.125%	05/15/19	Caa2	400	344,000
MDC Holdings, Inc.,
Gtd. Notes
5.50%	05/15/13	Baa3	260	273,616
5.625%	02/01/20	Baa3	275	268,011
Standard Pacific Corp.,
Gtd. Notes
10.75%	09/15/16	B3	50	56,625
Sec’d. Notes(a)
8.375%	05/15/18	B3	150	148,688

				1,349,690

Hotels & Motels — 0.1%
Caesars Entertainment Operating Co., Inc.,(a)
Sec’d. Notes
10.00%	12/15/18	CCC(d)	175	157,937
Sr. Sec’d. Notes
11.25%	06/01/17	B3	825	910,594
Gaylord Entertainment Co.,
Gtd. Notes
6.75%	11/15/14	Caa2	75	75,938
Grupo Posadas SAB de CV,
Gtd. Notes, 144A (Mexico)
9.25%	01/15/15	B3	300	294,000
MCE Finance Ltd.,
Sr. Sec’d. Notes (Cayman Islands)
10.25%	05/15/18	B1	325	361,969
MGM Resorts International,
Gtd. Notes, 144A(a)
10.00%	11/01/16	Caa1	250	265,000
Sr. Sec’d. Notes
9.00%	03/15/20	Ba3	75	82,125
10.375%	05/15/14	Ba3	100	113,500
11.125%	11/15/17	Ba3	950	1,085,375
13.00%	11/15/13	Ba3	125	148,437
Sr. Unsec’d. Notes
11.375%	03/01/18	Caa1	75	84,188
Sheraton Holding Corp.,
Gtd. Notes
7.375%	11/15/15	Ba1	125	141,562
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
7.875%	10/15/14	Ba1	100	114,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
First Mortgage(a)
7.875%	11/01/17	Ba2	325	353,844

				4,188,719

Independent Power Producers
Listrindo Capital BV,
Gtd. Notes (Netherlands)
9.25%	01/29/15	Ba2	280	306,600

SEE NOTES TO FINANCIAL STATEMENTS.

A391

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Insurance — 0.4%
Ace INA Holdings, Inc.,
Gtd. Notes
5.70%	02/15/17		A3	$165	$183,893
Aflac, Inc.,
Sr. Unsec’d. Notes(a)
8.50%	05/15/19		A2	1,340	1,638,825
Allstate Corp. (The),
Sr. Unsec’d. Notes
7.45%	05/16/19		A3	475	565,216
American International Group, Inc.,
Jr. Sub. Notes
6.25%	03/15/87		Baa2	400	364,000
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.45%	12/15/15		Aa2	1,140	1,154,203
4.25%	01/15/21	(a)	Aa2	990	1,008,019
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20		Baa3	2,170	2,256,227
HUB International Holdings, Inc.,
Sr. Sub. Notes, 144A
10.25%	06/15/15		Caa1	1,925	1,958,688
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A(g)
2.50%	01/11/13		Aa3	1,000	1,018,104
PartnerRe Finance B LLC,
Gtd. Notes(a)
5.50%	06/01/20		A2	855	863,459
Principal Financial Group, Inc.,
Gtd. Notes
6.05%	10/15/36		A3	120	124,770
7.875%	05/15/14		A3	315	364,447
8.875%	05/15/19		A3	620	788,654
Principal Life Global Funding I,
Sr. Sec’d. Notes, 144A(g)
5.125%	10/15/13		Aa3	185	197,767
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.00%	07/15/18		Baa3	730	823,037
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.00%	06/01/21	(a)	Baa1	980	969,545
5.625%	03/15/17		Baa1	825	889,669
6.45%	11/15/19		Baa1	275	298,662
Sun Life Financial Global Funding LP,
Gtd. Notes, 144A(g)
0.547%(c)	10/06/13		A1	190	188,518
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.90%	06/02/19		A2	500	555,307
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20		Baa3	240	251,323
UnumProvident Finance Co. PLC,
Gtd. Notes, 144A (United Kingdom)(g)
6.85%	11/15/15		Baa3	490	548,497

					17,010,830

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Internet Services
Earthlink, Inc.,
Gtd. Notes, 144A
8.875%	05/15/19	B2			$225	$204,188
Equinix, Inc.,
Sr. Unsec’d. Notes
8.125%	03/01/18	Ba2			300	326,625
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes, 144A
11.875%	02/01/19	Caa3			325	350,594
UPC Holding BV,
Sr. Sec’d. Notes, 144A (Netherlands)
8.375%	08/15/20	B2		EUR	175	257,584
9.875%	04/15/18	B2			400	444,000

						1,582,991

Investment Companies
Offshore Group Investments Ltd., (Cayman Islands)
Sr. Sec’d. Notes
11.50%	08/01/15	B3			250	271,875
Sr. Sec’d. Notes, 144A
11.50%	08/01/15	B-	(d)		100	108,750

						380,625

Machinery & Equipment — 0.1%
Altra Holdings, Inc.,
Sec’d. Notes
8.125%	12/01/16	B1			100	108,000
Case New Holland, Inc.,
Gtd. Notes
7.75%	09/01/13	Ba3			500	541,250
Sr. Notes, 144A
7.875%	12/01/17	Ba3			250	275,000
Columbus Mckinnon Corp.,
Gtd. Notes
7.875%	02/01/19	B1			125	126,875
Manitowoc Co., Inc. (The),
Gtd. Notes
8.50%	11/01/20	B3			125	133,437
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.25%	09/01/19	Baa2			1,005	1,137,916
Terex Corp.,
Gtd. Notes
10.875%	06/01/16	Ba3			25	28,813

						2,351,291

Manufacturing
Koppers, Inc.,
Gtd. Notes
7.875%	12/01/19	B1			100	106,750
RBS Global, Inc./Rexnord LLC,
Gtd. Notes(a)
8.50%	05/01/18	Caa1			825	871,406
Reddy Ice Holdings, Inc.,
Sr. Disc. Notes
10.50%	11/01/12	Caa2			75	75,000

SEE NOTES TO FINANCIAL STATEMENTS.

A392

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Manufacturing (cont’d.)
SPX Corp.,
Gtd. Notes, 144A
6.875%	09/01/17	Ba1		$225	$240,750

					1,293,906

Media — 0.5%
Bresnan Broadband Holdings LLC,
Gtd. Notes, 144A(a)
8.00%	12/15/18	B3		225	232,031
British Sky Broadcasting Group PLC,
Gtd. Notes, 144A (United Kingdom)(g)
6.10%	02/15/18	Baa1		480	536,882
9.50%	11/15/18	Baa1		245	325,380
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.75%	04/15/18	B1		275	293,219
8.00%	04/15/20	B1		125	134,063
CCH II LLC/CCH II Capital Corp.,
Gtd. Notes
13.50%	11/30/16	B2		125	147,188
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
7.25%	10/30/17	B1		425	440,406
7.875%	04/30/18	B1		825	869,344
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/17	B3		1,000	1,040,000
Cyfrowy Polsat Finance AB,
Sr. Sec’d. Notes, 144A (Sweden)
7.125%	05/20/18	Ba3	EUR	100	143,928
Discovery Communications LLC,
Gtd. Notes
5.625%	08/15/19	Baa2		650	718,330
Grupo Televisa SA,
Sr. Unsec’d. Notes (Mexico)(a)
6.625%	01/15/40	Baa1		655	689,387
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	Baa2		1,255	1,468,629
Kabel BW Erste Beteiligungs GmbH/Kabel
Baden-Wurttemberg GmbH & Co. KG,
Sec’d. Notes, 144A (Germany)
7.50%	03/15/19	B1	EUR	300	448,099
LIN Television Corp.,
Gtd. Notes
8.375%	04/15/18	Ba3		800	842,000
McClatchy Co. (The),
Sr. Sec’d. Notes
11.50%	02/15/17	B1		325	345,312
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
8.50%	10/15/15	B3		150	153,750
Musketeer GmbH,
Sr. Sec’d. Notes, 144A (Germany)
9.50%	03/15/21	Caa1	EUR	200	309,609
Nara Cable Funding Ltd.,
Sr. Sec’d. Notes, 144A (Ireland)
8.875%	12/01/18	B2	EUR	200	292,932

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
NBCUniversal Media LLC,(g)
Sr. Unsec’d. Notes, 144A
5.15%	04/30/20	Baa2		$2,785	$2,940,687
5.95%	04/01/41	Baa2		545	554,206
NET Servicos de Comunicacao SA,
Gtd. Notes (Brazil)
7.50%	01/27/20	Ba1		540	617,760
News America, Inc.,
Gtd. Notes
6.15%	03/01/37	Baa1		1,659	1,680,534
Reader’s Digest Association, Inc. (The),
Sr. Sec’d. Notes
9.50%(c)	02/15/17	B1		375	387,187
Sinclair Television Group, Inc.,
Sec’d. Notes, 144A
9.25%	11/01/17	Ba3		325	356,687
Sirius XM Radio, Inc.,
Gtd. Notes, 144A(a)
8.75%	04/01/15	B2		1,250	1,378,125
Sr. Sec’d. Notes, 144A
9.75%	09/01/15	Ba2		25	27,500
TCM Sub LLC,
Gtd. Notes, 144A(g)
3.55%	01/15/15	Baa1		875	914,334
Thomson Reuters Corp.,
Gtd. Notes (Canada)
6.50%	07/15/18	Baa1		735	857,502
Time Warner, Inc.,
Gtd. Notes
7.70%	05/01/32	Baa2		590	712,337
TVN Finance Corp II AB,
Gtd. Notes, 144A (Sweden)
10.75%	11/15/17	B1	EUR	75	119,645
Videotron Ltee, (Canada)
Gtd. Notes
9.125%	04/15/18	Ba1		75	83,719
Sr. Notes, 144A
6.875%	07/15/21	Ba1	CAD	475	488,342
XM Satellite Radio, Inc.,
Gtd. Notes, 144A
7.625%	11/01/18(a)	B2		675	705,375
13.00%	08/01/14	B2		100	117,250

					21,371,679

Medical Supplies & Equipment — 0.1%
Accellent, Inc.,
Gtd. Notes
10.00%	11/01/17	Caa2		525	514,500
Sr. Sec’d. Notes
8.375%	02/01/17	B1		75	77,531
Biomet, Inc.,
Gtd. Notes(a)
11.625%	10/15/17	Caa1		1,800	1,993,500
Gtd. Notes, PIK
10.375%	10/15/17	B3		450	496,125

SEE NOTES TO FINANCIAL STATEMENTS.

A393

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Medical Supplies & Equipment (cont’d.)
DaVita, Inc.,
Gtd. Notes
6.375%	11/01/18	B2	$225	$227,812
6.625%	11/01/20	B2	250	254,375
Fresenius US Finance II, Inc.,
Gtd. Notes, 144A
9.00%	07/15/15	Ba1	50	56,563
Life Technologies Corp.,
Sr. Unsec’d. Notes
3.50%	01/15/16(a)	Ba1	1,525	1,559,746
4.40%	03/01/15	Ba1	405	429,262
Universal Hospital Services, Inc.,
Sec’d. Notes
3.778%(c)	06/01/15	B3	125	120,000

				5,729,414

Metals & Mining — 0.7%
Adaro Indonesia PT,
Gtd. Notes (Indonesia)
7.625%	10/22/19	Ba1	300	333,000
AK Steel Corp.,
Gtd. Notes
7.625%	05/15/20	Ba3	450	461,250
Algoma Acquisition Corp.,
Sr. Unsec’d. Notes, 144A (Canada)(a)
9.875%	06/15/15	Caa2	175	162,484
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes(a)
5.95%	01/15/21	Baa3	1,910	2,033,035
ALROSA Finance SA,
Gtd. Notes, 144A (Luxembourg)
7.75%	11/03/20	Ba3	500	543,750
ArcelorMittal,
Sr. Unsec’d. Notes (Luxembourg)
3.75%	08/05/15	Baa3	590	603,286
5.375%	06/01/13	Baa3	1,555	1,655,635
Arch Coal, Inc.,
Gtd. Notes
8.75%	08/01/16	B1	175	189,875
Barrick North America Finance LLC,
Gtd. Notes, 144A(a)(g)
5.70%	05/30/41	Baa1	1,830	1,776,505
China Oriental Group Co. Ltd.,
Sr. Sec’d. Notes, 144A (Bermuda)
8.00%	08/18/15	Ba1	450	456,750
Cliffs Natural Resources, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/21	Baa3	1,140	1,143,148
Codelco, Inc.,
Sr. Unsec’d. Notes, 144A (Chile)(g)
7.50%	01/15/19	A1	115	138,378
CONSOL Energy, Inc.,
Gtd. Notes
8.00%	04/01/17	B1	775	844,750
8.25%	04/01/20	B1	1,250	1,362,500
Drummond Co., Inc.,
Sr. Unsec’d. Notes
7.375%	02/15/16	B1	270	277,425

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A (Australia)
7.00%	11/01/15	B1		$1,750	$1,785,000
Foresight Energy LLC/Foresight Energy Corp.,
Gtd. Notes, 144A
9.625%	08/15/17	Caa1		275	291,844
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17	Baa3		1,950	2,130,375
Hyundai Steel Co.,
Sr. Unsec’d. Notes, 144A (South Korea)
4.625%	04/21/16	Baa3		400	410,818
JMC Steel Group,
Sr. Notes, 144A
8.25%	03/15/18	B3		325	329,875
Mirabela Nickel Ltd.,
Sr. Unsec’d. Notes, 144A (Australia)
8.75%	04/15/18	B2		450	447,750
New World Resources NV,
Sr. Sec’d. Notes, 144A (Netherlands)
7.875%	05/01/18	Ba3	EUR	200	298,733
Novelis, Inc.,
Gtd. Notes (Canada)
8.75%	12/15/20	B2		425	459,000
Patriot Coal Corp.,
Gtd. Notes
8.25%	04/30/18	B3		350	362,250
Penn Virginia Resource Partners LP/Penn
Virginia Resource Finance Corp.,
Gtd. Notes
8.25%	04/15/18	B2		125	129,062
Rio Tinto Finance USA Ltd.,
Gtd. Notes (Australia)(a)
4.125%	05/20/21	A3		1,815	1,802,858
Russel Metals, Inc.,
Gtd. Notes (Canada)
6.375%	03/01/14	Ba1		550	554,548
Ryerson Holding Corp.,
Sr. Sec’d. Notes
18.31%(s)	02/01/15	Caa3		1,400	749,000
Ryerson, Inc.,
Sr. Sec’d. Notes
12.00%	11/01/15	Caa1		450	478,125
Severstal Columbus LLC,
Sr. Sec’d. Notes
10.25%	02/15/18	B3		200	221,000
Southern Copper Corp.,
Sr. Unsec’d. Notes
7.50%	07/27/35	Baa2		320	335,059
Steel Capital SA for OAO Severstal,
Sr. Sec’d. Notes, 144A (Luxembourg)
9.75%	07/29/13	Ba2		275	307,835
Steel Dynamics, Inc.,
Gtd. Notes
7.375%	11/01/12	Ba2		125	131,875
7.625%	03/15/20(a)	Ba2		150	158,625
7.75%	04/15/16	Ba2		575	603,750

SEE NOTES TO FINANCIAL STATEMENTS.

A394

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
Teck Resources Ltd.,
Sr. Sec’d. Notes (Canada)
9.75%	05/15/14	Baa2	$28	$33,894
10.25%	05/15/16	Baa2	379	452,905
10.75%	05/15/19	Baa2	50	63,187
Thompson Creek Metals Co., Inc.,
Gtd. Notes, 144A (Canada)
7.375%	06/01/18	B3	225	220,500
Tube City IMS Corp.,
Gtd. Notes
9.75%	02/01/15	Caa1	75	77,437
United States Steel Corp.,
Sr. Unsec’d. Notes(a)
6.05%	06/01/17	Ba2	650	645,125
Vale Overseas Ltd.,
Gtd. Notes (Cayman Islands)
6.25%	01/23/17	Baa2	1,225	1,385,776
Valmont Industries, Inc.,
Gtd. Notes
6.625%	04/20/20	Baa3	1,575	1,724,701
Vedanta Resources PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)
8.25%	06/07/21	Ba2	400	402,615
9.50%	07/18/18	Ba2	505	550,450
Vulcan Materials Co.,
Sr. Unsec’d. Notes(a)
7.50%	06/15/21	Ba1	250	249,669

				29,775,412

Office Equipment — 0.1%
ACCO Brands Corp.,
Sr. Sec’d. Notes
10.625%	03/15/15	B1	50	55,813
CDW Escrow Corp.,
Gtd. Notes, 144A
8.50%	04/01/19	Caa1	475	465,500
CDW LLC/CDW Finance Corp.,
Gtd. Notes
11.00%	10/12/15	Caa1	300	315,750
12.535%	10/12/17	CCC+(d)	1,400	1,508,500
Sr. Sec’d. Notes, 144A(a)
8.00%	12/15/18	B2	875	925,312
Xerox Corp.,
Sr. Unsec’d. Notes
6.35%	05/15/18(a)	Baa2	1,095	1,255,151
6.75%	02/01/17	Baa2	400	467,082
8.25%	05/15/14	Baa2	375	440,012

				5,433,120

Oil & Gas — 1.4%
Afren PLC,
Sr. Sec’d. Notes, 144A (United Kingdom)
11.50%	02/01/16	B-(d)	400	440,000
Alta Mesa Holdings/Alta Mesa Finance Services Corp.,
Sr. Notes, 144A
9.625%	10/15/18	B3	475	475,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
8.70%	03/15/19	Ba1	$540	$688,127
Antero Resources Finance Corp.,
Gtd. Notes(a)
9.375%	12/01/17	B3	750	806,250
Apache Corp.,
Sr. Unsec’d. Notes(a)
5.10%	09/01/40	A3	1,655	1,589,657
Berry Petroleum Co.,
Sr. Sub. Notes
8.25%	11/01/16	B3	250	260,625
Sr. Unsec’d. Notes
6.75%	11/01/20	B2	300	301,500
10.25%	06/01/14	B2	125	142,813
BG Energy Capital PLC,
Gtd. Notes, 144A (United Kingdom)(g)
2.50%	12/09/15	A2	1,135	1,135,604
Bill Barrett Corp.,
Gtd. Notes
9.875%	07/15/16	B1	125	140,000
Boardwalk Pipelines LP,
Gtd. Notes
5.75%	09/15/19	Baa2	520	562,310
Sr. Unsec’d. Notes
5.50%	02/01/17	Baa2	230	253,492
BP Capital Markets PLC,
Gtd. Notes (United Kingdom)
3.125%	10/01/15	A2	1,115	1,144,765
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes, 144A
9.375%	05/01/19	B3	150	154,500
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes (Canada)
6.25%	03/15/38	Baa1	1,420	1,542,929
Chesapeake Energy Corp.,
Gtd. Notes
6.625%	08/15/20	Ba3	650	684,125
Cie Generale de Geophysique-Veritas, (France)
Gtd. Notes
9.50%	05/15/16	Ba3	100	109,250
Gtd. Notes, 144A (a)
6.50%	06/01/21	Ba3	600	579,000
Complete Production Services, Inc.,
Gtd. Notes
8.00%	12/15/16	B1	250	261,250
Concho Resources, Inc.,
Gtd. Notes
7.00%	01/15/21	B3	150	155,250
8.625%	10/01/17	B3	630	686,700
Connacher Oil and Gas Ltd.,
Sec’d. Notes, 144A (Canada)
8.50%	08/01/19	Caa2	575	546,250
Continental Resources Inc.,
Gtd. Notes
7.125%	04/01/21	B1	150	158,250

SEE NOTES TO FINANCIAL STATEMENTS.

A395

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Denbury Resources, Inc.,
Gtd. Notes
8.25%	02/15/20	B1	$399	$434,910
9.75%	03/01/16	B1	75	83,813
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.15%	09/01/14	Baa1	125	137,423
5.70%	10/15/39	Baa1	595	587,614
5.875%	05/01/19(a)	Baa1	405	455,171
ENN Energy Holdings Ltd.,
Sr. Unsec’d. Notes, 144A (Cayman Islands)
6.00%	05/13/21	Baa3	900	884,309
Ensco PLC,
Sr. Unsec’d. Notes (United Kingdom)(a)
3.25%	03/15/16	Baa1	1,595	1,619,491
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.50%	02/01/16(a)	A3	1,145	1,145,137
5.875%	09/15/17	A3	380	435,127
Exterran Holdings, Inc.,
Gtd. Notes, 144A
7.25%	12/01/18	Ba3	550	555,500
Forest Oil Corp.,
Gtd. Notes
7.25%	06/15/19	B1	710	724,200
Gaz Capital SA for Gazprom,
Sr. Unsec’d. Notes (Luxembourg)
7.288%	08/16/37	Baa1	500	545,000
Goodrich Petroleum Corp.,
Gtd. Notes, 144A
8.875%	03/15/19	Caa1	375	375,000
Helix Energy Solutions Group, Inc.,
Gtd. Notes, 144A
9.50%	01/15/16	B3	300	309,000
Hess Corp.,
Sr. Unsec’d. Notes
6.00%	01/15/40	Baa2	1,700	1,759,451
8.125%	02/15/19	Baa2	100	126,530
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Notes, 144A
7.625%	04/15/21	B2	350	365,750
8.00%	02/15/20	B2	175	188,125
KazMunayGas National Co., (Kazakhstan)
Notes
7.00%	05/05/20	Baa3	1,675	1,844,845
Sr. Unsec’d. Notes
9.125%	07/02/18	Baa3	1,180	1,454,350
Sr. Unsec’d. Notes, 144A
6.375%	04/09/21	Baa3	200	208,750
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes
6.50%	09/01/12	Ba1	75	78,750
Linn Energy LLC/Linn Energy Finance Corp.,
Sr. Unsec’d. Notes
8.625%	04/15/20	B2	450	488,250
Lukoil International Finance BV,
Gtd. Notes (Netherlands)
7.25%	11/05/19	Baa2	180	199,656

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.90%	03/15/18	Baa2	$255	$288,971
6.00%	10/01/17	Baa2	260	298,676
6.60%	10/01/37(a)	Baa2	405	448,996
MEG Energy Corp.,
Gtd. Notes, 144A (Canada)
6.50%	03/15/21	B3	550	552,750
Motiva Enterprises LLC,
Sr. Unsec’d. Notes, 144A(g)
6.85%	01/15/40	A2	400	461,386
Nabors Industries, Inc.,
Gtd. Notes
6.15%	02/15/18	Baa2	1,095	1,210,531
9.25%	01/15/19	Baa2	715	906,293
NAK Naftogaz Ukraine,
Gov’t. Gtd. Notes (Ukraine)
9.50%	09/30/14	NR	460	504,275
National Gas Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes, 144A (Trinidad & Tobago)(g)
6.05%	01/15/36	Baa1	100	96,000
Newfield Exploration Co.,
Sr. Sub. Notes
6.875%	02/01/20	Ba2	225	239,063
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.00%	03/01/41	Baa2	860	886,721
Noble Holding International Ltd.,
Gtd. Notes (Cayman Islands)(a)
6.05%	03/01/41	Baa1	480	492,075
Novatek Finance Ltd.,
Notes, 144A (Ireland)
6.604%	02/03/21	Baa3	500	522,500
NuStar Logistics LP,
Gtd. Notes
4.80%	09/01/20	Baa3	880	887,215
Oasis Petroleum, Inc.,
Sr. Unsec’d. Notes, 144A
7.25%	02/01/19	Caa1	175	173,688
OGX Petroleo e Gas Participacoes SA,
Gtd. Notes, 144A (Brazil)
8.50%	06/01/18	B1	775	797,087
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	03/01/18	Baa1	1,470	1,611,864
6.625%	06/15/35	Baa1	575	606,064
Penn Virginia Corp.,
Gtd. Notes
7.25%	04/15/19	B2	250	241,875
Sr. Notes
10.375%	06/15/16	B2	225	249,188
Petrobras International Finance Co.,
Gtd. Notes (Cayman Islands)
5.75%	01/20/20	A3	585	624,052
5.875%	03/01/18	A3	290	312,031
7.875%	03/15/19	A3	105	127,146

SEE NOTES TO FINANCIAL STATEMENTS.

A396

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Petrohawk Energy Corp.,
Gtd. Notes
7.25%	08/15/18	B3	$675	$692,719
10.50%	08/01/14	B3	175	196,875
Petroleos de Venezuela SA, (Venezuela)
Gtd. Notes
5.25%	04/12/17	B+(d)	1,317	826,480
Sr. Sec’d. Notes
5.125%	10/28/16	NR	269	173,589
Sr. Unsec’d. Notes
4.90%	10/28/14	NR	717	554,182
5.00%	10/28/15	NR	2,701	1,863,504
Petroleos Mexicanos,
Gtd. Notes, 144A (Mexico)
6.50%	06/02/41	Baa1	2,220	2,252,516
Petroleum Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes, 144A (Trinidad & Tobago)
9.75%	08/14/19	Baa3	340	410,550
Petroplus Finance Ltd.,
Sr. Sec’d. Notes, 144A (Bermuda)(a)
9.375%	09/15/19	B2	600	603,000
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
7.50%	01/15/20	Ba1	150	169,021
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
5.75%	01/15/20	Baa3	850	921,462
6.50%	05/01/18	Baa3	555	628,637
Plains Exploration & Production Co.,
Gtd. Notes
10.00%	03/01/16	B1	150	168,750
Precision Drilling Corp.,
Gtd. Notes (Canada)
6.625%	11/15/20	Ba2	425	430,312
QEP Resources, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/21	Ba1	200	211,000
Quicksilver Resources, Inc.,
Gtd. Notes
9.125%	08/15/19	B2	75	81,750
11.75%	01/01/16	B2	850	973,250
Range Resources Corp.,
Gtd. Notes
6.75%	08/01/20	Ba3	600	621,000
RDS Ultra-Deepwater Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
11.875%	03/15/17	B3	540	604,800
Reliance Holdings USA, Inc.,
Gtd. Notes, 144A
4.50%	10/19/20(g)	Baa2	410	383,071
6.25%	10/19/40	Baa2	300	276,773
Rowan Cos., Inc.,
Sr. Unsec’d. Notes
5.00%	09/01/17	Baa3	1,205	1,289,267
SandRidge Energy, Inc.,
Gtd. Notes, 144A
7.50%	03/15/21	B3	325	329,062
8.00%	06/01/18	B3	175	178,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Sempra Energy,
Sr. Unsec’d. Notes
6.00%	10/15/39(a)	Baa1	$865	$911,322
6.50%	06/01/16	Baa1	315	364,798
SESI LLC,
Gtd. Notes, 144A
6.375%	05/01/19	Ba3	225	222,750
SM Energy Co.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/19	B1	850	852,125
Southwestern Energy Co.,
Gtd. Notes(a)
7.50%	02/01/18	Ba1	550	625,625
Swift Energy Co.,
Gtd. Notes
8.875%	01/15/20	B3	150	160,500
Talisman Energy, Inc.,
Sr. Unsec’d. Notes (Canada)(a)
3.75%	02/01/21	Baa2	1,680	1,588,075
Tesoro Corp.,
Gtd. Notes
9.75%	06/01/19	Ba1	100	111,750
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	B3	525	525,000
Valero Energy Corp.,
Gtd. Notes
6.125%	06/15/17	Baa2	2,000	2,263,698
Weatherford International Ltd.,
Gtd. Notes (Bermuda)
6.75%	09/15/40(a)	Baa2	830	888,908
9.625%	03/01/19	Baa2	655	845,895
Whiting Petroleum Corp.,
Gtd. Notes
6.50%	10/01/18	Ba3	25	26,000
Woodside Finance Ltd.,
Gtd. Notes, 144A (Australia)(g)
4.50%	11/10/14	Baa1	235	251,781

				64,840,543

Paper & Forest Products — 0.1%
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
Gtd. Notes
8.00%	04/01/20	B1	125	131,250
Boise Paper Holdings LLC/Boise Finance Co.,
Gtd. Notes
9.00%	11/01/17	B1	75	81,563
Cascades, Inc.,
Gtd. Notes (Canada)
7.75%	12/15/17	Ba3	125	130,313
7.875%	01/15/20	Ba3	350	364,000
Celulosa Arauco y Constitucion SA,
Sr. Unsec’d. Notes (Chile)(a)
5.00%	01/21/21	Baa2	660	653,497
Clearwater Paper Corp.,
Gtd. Notes
10.625%	06/15/16	Ba3	25	28,031

SEE NOTES TO FINANCIAL STATEMENTS.

A397

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Paper & Forest Products (cont’d.)
Gtd. Notes, 144A
7.125%	11/01/18	Ba3		$250	$256,250
Exopack Holding Corp.,
Gtd. Notes, 144A
10.00%	06/01/18	Caa1		275	272,937
Georgia-Pacific LLC,
Gtd. Notes, 144A
7.125%	01/15/17	Ba1		150	158,138
8.25%	05/01/16	Ba1		75	85,017
Mercer International, Inc.,
Gtd. Notes
9.50%	12/01/17	B3		450	482,625
P.H. Glatfelter Co.,
Gtd. Notes
7.125%	05/01/16	Ba2		100	103,125
Sappi Papier Holding GmbH,
Sr. Sec’d. Notes, 144A (Austria)(a)
6.625%	04/15/21	Ba2		200	194,500
Smurfit Kappa Acquisitions,
Sr. Sec’d. Notes, 144A (Ireland)
7.25%	11/15/17	Ba2	EUR	50	73,922
7.75%	11/15/19	Ba2	EUR	75	111,207
Verso Paper Holdings LLC/Verso Paper, Inc.,
Sr. Sec’d. Notes
11.50%	07/01/14	Ba2		90	95,850

					3,222,225

Pharmaceuticals — 0.1%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.625%	12/15/20	Baa3		880	893,237
Express Scripts, Inc.,
Gtd. Notes
3.125%	05/15/16	Baa3		1,040	1,046,408
6.25%	06/15/14	Baa3		535	602,476
Giant Funding Corp.,
Sr. Sec’d. Notes, 144A
8.25%	02/01/18	B3		200	208,500
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.75%	10/01/17	Ba3		150	147,000
6.875%	12/01/18	Ba3		625	612,500
7.00%	10/01/20	Ba3		225	217,688
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC,
Gtd. Notes, 144A
7.75%	09/15/18	B3		750	756,562

					4,484,371

Pipelines — 0.2%
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.875%	02/01/21	Baa3		1,145	1,155,154
5.50%	08/15/19	Baa3		635	687,167
6.05%	01/15/18	Baa3		145	163,058
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes, 144A(g)
5.85%	01/15/41	Baa3		285	290,287

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Pipelines (cont’d.)
DCP Midstream Operating LP,
Gtd. Notes
3.25%	10/01/15	BBB-(d)	$570	$573,622
El Paso Corp.,
Sr. Unsec’d. Notes
8.25%	02/15/16	Ba3	75	88,924
Sr. Unsec’d. Notes, MTN
7.75%	01/15/32	Ba3	50	58,164
7.80%	08/01/31	Ba3	25	29,176
El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.95%	04/15/17	Baa3	62	70,164
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
5.20%	03/15/20	Baa2	135	143,142
5.50%	09/15/40	Baa2	380	360,487
Energy Transfer Equity LP,
Sr. Sec’d. Notes
7.50%	10/15/20	Ba2	475	503,500
Enogex LLC,
Sr. Notes, 144A(g)
6.25%	03/15/20	Baa3	375	413,015
Enterprise Products Operating LLC,
Gtd. Notes
3.20%	02/01/16	Baa3	775	787,265
5.95%	02/01/41	Baa3	345	342,651
7.55%	04/15/38	Baa3	1,290	1,554,825
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
6.55%	07/15/19	Baa2	255	296,256
ONEOK Partners LP,
Gtd. Notes
3.25%	02/01/16	Baa2	615	625,540
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
6.875%	12/01/18	B1	275	284,625
Southeast Supply Header LLC,
Sr. Notes, 144A(g)
4.85%	08/15/14	Baa3	300	320,026
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20	Baa3	1,110	1,065,481
6.30%	04/15/40	Baa3	680	704,954

				10,517,483

Real Estate — 0.2%
Agile Property Holdings Ltd.,
Sr. Unsec’d. Notes (Cayman Islands)
10.00%	11/14/16	Ba2	610	643,550
AMB Property LP,
Gtd. Notes
4.50%	08/15/17(a)	Baa2	1,230	1,230,793
6.625%	12/01/19	Baa2	380	413,817
BR Properties SA,
Gtd. Notes, 144A (Brazil)
9.00%	10/29/49	Ba3	400	414,234

SEE NOTES TO FINANCIAL STATEMENTS.

A398

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Real Estate (cont’d.)
CB Richard Ellis Services, Inc.,
Gtd. Notes
6.625%	10/15/20	Ba1	$200	$205,500
11.625%	06/15/17	Ba2	150	173,813
Central China Real Estate Ltd.,
Sr. Sec’d. Notes (Cayman Islands)
12.25%	10/20/15	B1	150	155,955
Country Garden Holdings Co.,
Sr. Unsec’d. Notes, 144A (Cayman Islands)
11.125%	02/23/18	Ba3	500	515,000
Dar Al-Arkan International Sukuk Co.,
Gtd. Notes (Cayman Islands)
10.75%	02/18/15	BB-(d)	460	472,673
Emaar Sukuk Ltd., (Cayman Islands)
8.50%	08/03/16	BB(d)	200	211,000
General Shopping Finance Ltd.,
Gtd. Notes, 144A (Cayman Islands)
10.00%	11/29/49	Ba3	250	262,699
IRSA Inversiones y Representaciones SA,
Sr. Unsec’d. Notes, 144A (Argentina)
11.50%	07/20/20	B(d)	638	717,296
Longfor Properties Co. Ltd.,
Gtd. Notes, 144A (Cayman Islands)
9.50%	04/07/16	Ba3	800	820,000
Realogy Corp.,
Gtd. Notes
11.50%	04/15/17	Caa3	675	685,125
Regency Centers LP,
Gtd. Notes
6.00%	06/15/20	Baa2	315	346,851
WEA Finance LLC,
Gtd. Notes, 144A(g)
4.625%	05/10/21	A2	1,405	1,363,492
7.50%	06/02/14	A2	250	288,158

				8,919,956

Real Estate Investment Trusts — 0.1%
Boston Properties LP,
Sr. Unsec’d. Notes
4.125%	05/15/21	Baa2	545	520,557
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
5.90%	04/01/20	Baa1	140	153,394
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.70%	09/15/17	Baa2	610	626,155
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2	1,300	1,344,188
Host Hotels & Resorts LP,
Gtd. Notes
6.75%	06/01/16	Ba1	250	258,125
Kilroy Realty LP,
Gtd. Notes
4.80%	07/15/18	Baa3	865	850,372
6.625%	06/01/20	Baa3	670	719,626

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trusts (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes, 144A
6.875%	05/01/21	Ba2	$325	$319,313
Omega Healthcare Investors, Inc.,
Gtd. Notes, 144A
6.75%	10/15/22	Ba2	450	443,812
Potlatch Corp.,
Gtd. Notes
7.50%	11/01/19	Ba1	125	132,031
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.00%	03/31/16	Ba1	125	133,923
Rouse Co. LP (The),
Sr. Unsec’d. Notes
6.75%	11/09/15	BB+(d)	225	232,031
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.125%	11/30/15	Baa3	220	217,835
6.50%	06/01/16	Baa3	50	51,650

				6,003,012

Retail & Merchandising — 0.3%
Arcos Dorados BV,
Gtd. Notes, 144A (Netherlands)
7.50%	10/01/19	Ba2	625	677,571
Chinos Acquisition Corp.,
Sr. Notes, 144A(a)
8.125%	03/01/19	Caa1	350	336,875
Claire’s Escrow Corp.,
Sec’d. Notes, 144A(a)
8.875%	03/15/19	Caa3	425	397,375
Claire’s Stores Inc.,
Gtd. Notes, PIK
9.625%	06/01/15	Caa3	105	102,295
DineEquity, Inc.,
Gtd. Notes, 144A
9.50%	10/30/18	B3	650	705,250
Dunkin Finance Corp.,
Gtd. Notes, 144A
9.625%	12/01/18	Caa2	255	257,229
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.50%	05/01/21	Ba3	775	732,375
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.40%	03/01/16	Baa1	1,295	1,447,051
5.95%	04/01/41(a)	Baa1	200	205,965
Inergy LP/Inergy Finance Corp.,
Gtd. Notes
7.00%	10/01/18	Ba3	300	303,000
8.75%	03/01/15	Ba3	16	17,040
Gtd. Notes, 144A
6.875%	08/01/21	Ba3	150	150,000
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.125%	11/15/23	Ba1	50	52,000

SEE NOTES TO FINANCIAL STATEMENTS.

A399

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Retail & Merchandising (cont’d.)
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.125%	04/15/16	A1	$860	$856,422
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12	Ba1	165	169,181
Michaels Stores, Inc.,
Gtd. Notes, 144A(a)
7.75%	11/01/18	Caa1	475	476,187
Michaels Stores, Inc., (0.00% until 11/01/11)
Gtd. Notes
13.00% (v)	11/01/16	Caa2	250	258,750
Needle Merger Sub Corp.,
Sr. Unsec’d. Notes, 144A(a)
8.125%	03/15/19	Caa1	250	251,875
Nordstrom, Inc.,
Sr. Unsec’d. Notes(a)
4.75%	05/01/20	Baa1	760	798,565
OSI Restaurant Partners, Inc.,
Gtd. Notes
10.00%	06/15/15	Caa3	325	341,250
Phillips-Van Heusen Corp.,
Sr. Unsec’d. Notes
7.375%	05/15/20	B2	150	160,500
QVC, Inc.,
Sr. Sec’d. Notes, 144A
7.125%	04/15/17	Ba2	25	26,250
7.50%	10/01/19	Ba2	540	572,400
RadioShack Corp.,
Gtd. Notes, 144A
6.75%	05/15/19	Ba2	350	337,750
Rite Aid Corp.,
Gtd. Notes
8.625%	03/01/15	Caa3	300	280,500
9.50%	06/15/17(a)	Caa3	225	205,313
Sec’d. Notes
10.25%	10/15/19(a)	Caa2	150	165,000
10.375%	07/15/16	Caa2	100	106,250
Sr. Sec’d. Notes
8.00%	08/15/20	B3	25	26,938
Toys R Us Property Co. II LLC,
Sr. Sec’d. Notes
8.50%	12/01/17	Ba1	300	313,500
Toys R Us, Inc.,
Sr. Unsec’d. Notes
7.375%	10/15/18	B3	275	267,094
Wendy’s/Arby’s Restaurants LLC,
Gtd. Notes
10.00%	07/15/16	B3	475	526,062
Wesfarmers Ltd., Gtd. Notes, 144A (Australia)(g)
2.983%	05/18/16	Baa1	835	837,469
Yankee Candle Co., Inc.,
Gtd. Notes
8.50%	02/15/15	B2	75	77,250

				12,438,532

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Semiconductors
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.75%	08/01/20	Ba3	$25	$25,750
8.125%	12/15/17	Ba3	275	287,375
Broadcom Corp.,
Sr. Unsec’d. Notes, 144A(g)
2.375%	11/01/15	A2	225	222,777
MEMC Electronic Materials, Inc.,
Gtd. Notes, 144A
7.75%	04/01/19	B1	450	444,375
Sensata Technologies BV,
Gtd. Notes, 144A (Netherlands)
6.50%	05/15/19	B3	450	448,875

				1,429,152

Storage
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC,
Gtd. Notes(a)
8.875%	03/15/18	B1	400	420,000

Telecommunications — 1.0%
America Movil SAB de CV,
Gtd. Notes (Mexico)
5.00%	10/16/19	A2	1,270	1,326,068
American Tower Corp.,
Sr. Unsec’d. Notes
4.50%	01/15/18	Baa3	355	354,835
7.25%	05/15/19(a)	Baa3	2,839	3,202,855
AT&T, Inc.,
Sr. Unsec’d. Notes
2.95%	05/15/16	A2	1,925	1,949,609
6.30%	01/15/38	A2	605	640,682
6.45%	06/15/34	A2	925	987,379
Avaya, Inc.,
Gtd. Notes
9.75%	11/01/15	Caa2	50	51,000
Gtd. Notes, PIK
10.125%	11/01/15	Caa2	1,425	1,464,187
Sr. Sec’d. Notes, 144A
7.00%	04/01/19	B1	625	604,687
Buccaneer Merger Sub, Inc.,
Sr. Notes, 144A
9.125%	01/15/19	Caa1	425	442,000
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes, 144A
7.75%	05/01/17	Baa3	650	703,625
Cincinnati Bell, Inc.,
Gtd. Notes
7.00%	02/15/15	B2	75	75,938
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sec’d. Notes, 144A(a)
12.00%	12/01/17	Caa2	675	707,062
Sr. Sec’d. Notes, 144A
12.00%	12/01/15	B2	700	749,875
CommScope, Inc.,
Gtd. Notes, 144A(a)
8.25%	01/15/19	B3	1,550	1,596,500

SEE NOTES TO FINANCIAL STATEMENTS.

A400

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
Cricket Communications, Inc.,
Gtd. Notes
7.75%	10/15/20	B3	$100	$98,000
10.00%	07/15/15	B3	125	134,688
Sr. Notes, 144A
7.75%	10/15/20	B3	500	488,750
Sr. Sec’d. Notes
7.75%	05/15/16	Ba2	200	212,000
Digicel Group Ltd.,
Sr. Unsec’d. Notes, 144A (Bermuda)
10.50%	04/15/18	Caa1	1,080	1,209,600
Digicel Ltd.,
Sr. Unsec’d. Notes, 144A (Bermuda)
8.25%	09/01/17	B1	225	233,437
12.00%	04/01/14	B1	75	86,813
EH Holding Corp.,
Sr. Sec’d. Notes, 144A
6.50%	06/15/19	Ba3	475	483,312
Sr. Unsec’d. Notes, 144A
7.625%	06/15/21	B3	475	484,500
GCI, Inc.,
Sr. Unsec’d. Notes, 144A
6.75%	06/01/21	B2	275	275,000
GeoEye, Inc.,
Sr. Sec’d. Notes
9.625%	10/01/15	Ba3	50	56,500
Inmarsat Finance PLC,
Gtd. Notes, 144A (United Kingdom)
7.375%	12/01/17	Ba2	850	901,000
Intelsat Bermuda Ltd.,
Gtd. Notes, 144A, PIK (Luxembourg)
11.50%	02/04/17	Caa3	700	752,500
Intelsat Jackson Holdings SA, (Luxembourg)
Gtd. Notes
8.50%	11/01/19	B3	600	636,000
Gtd. Notes, 144A
7.25%	04/01/19	B3	3,200	3,176,000
7.25%	10/15/20	B3	75	74,625
Intelsat Luxembourg SA,
Gtd. Notes, 144A (Luxembourg)
11.25%	02/04/17	Caa3	1,325	1,422,719
Level 3 Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/01/19	Caa1	225	226,125
Level 3 Financing, Inc.,
Gtd. Notes
8.75%	02/15/17	Caa1	100	102,000
Gtd. Notes, 144A
9.375%	04/01/19	Caa1	625	643,750
MetroPCS Wireless, Inc.,
Gtd. Notes(a)
7.875%	09/01/18	B2	750	794,062
Nextel Communications, Inc.,
Gtd. Notes
5.95%	03/15/14	Ba3	150	149,812
7.375%	08/01/15	Ba3	350	350,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21(a)	B2		$750	$783,750
8.875%	12/15/19	B2		706	779,247
10.00%	08/15/16	B2		436	505,760
OTE PLC,
Gtd. Notes, MTN (United Kingdom)
4.625%	05/20/16	Baa3	EUR	900	1,080,005
PAETEC Holding Corp.,
Sr. Sec’d. Notes
8.875%	06/30/17	Ba3		150	157,500
Qwest Communications International, Inc.,
Gtd. Notes
8.00%	10/01/15	Baa3		150	163,125
Qwest Corp.,
Sr. Unsec’d. Notes
7.50%	10/01/14	Baa3		50	56,063
8.375%	05/01/16	Baa3		75	88,500
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
7.75%	02/15/17	Ba2		125	125,625
Satmex Escrow SA de CV,
Sr. Sec’d. Notes, 144A (Mexico)(a)
9.50%	05/15/17	B3		800	816,000
SBA Telecommunications, Inc.,
Gtd. Notes
8.00%	08/15/16	B1		125	132,969
8.25%	08/15/19	B1		650	695,500
SBA Tower Trust,
Sec’d. Notes, 144A(g)
4.254%	04/15/40	A2		1,615	1,699,025
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	B1		300	284,250
8.75%	03/15/32	B1		550	595,375
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
8.375%	08/15/17	B1		1,425	1,565,719
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
5.25%	11/15/13	Baa2		565	593,122
6.175%	06/18/14	Baa2		1,635	1,759,391
Telefonica Emisiones SAU,
Gtd. Notes (Spain)
3.992%	02/16/16	Baa1		1,280	1,294,749
5.877%	07/15/19	Baa1		1,080	1,134,103
6.221%	07/03/17	Baa1		1,205	1,328,331
Telesat Canada/Telesat LLC,
Gtd. Notes (Canada)
11.00%	11/01/15	Caa1		525	574,219
12.50%	11/01/17	Caa1		75	90,000
Trilogy International Partners LLC/Trilogy International Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.25%	08/15/16	Caa1		400	406,000
Verizon Virginia, Inc.,
Sr. Unsec’d. Notes
4.625%	03/15/13	A-(d)		715	754,392

SEE NOTES TO FINANCIAL STATEMENTS.

A401

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
Viasat, Inc.,
Gtd. Notes
8.875%	09/15/16	B1	$300	$318,000
West Corp.,
Gtd. Notes, 144A
7.875%	01/15/19	B3	550	533,500
8.625%	10/01/18	B3	300	303,000
Wind Acquisition Finance SA, (Luxembourg)
Sec’d. Notes, 144A
11.75%	07/15/17	B2	100	113,250
Sr. Sec’d. Notes, 144A (a)
7.25%	02/15/18	Ba2	400	416,000
Windstream Corp.,
Gtd. Notes
8.625%	08/01/16	Ba3	125	130,156

				47,124,121

Tobacco
Reynolds American, Inc.,
Gtd. Notes
7.25%	06/01/13	Baa3	645	713,079

Transportation — 0.2%
Aircastle Ltd.,
Sr. Unsec’d. Notes (Bermuda)
9.75%	08/01/18	Ba3	350	385,875
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.05%	03/01/41	A3	585	545,138
5.40%	06/01/41	A3	1,335	1,311,738
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes (Canada)
7.25%	05/15/19	Baa3	305	366,514
CHC Helicopter SA,
Sr. Sec’d. Notes, 144A (Canada)(a)
9.25%	10/15/20	B1	550	496,375
DP World Sukuk Ltd., (Cayman Islands)
Bonds
6.25%	07/02/17	Baa3	1,030	1,063,475
Sr. Unsec’d. Notes, 144A
6.25%	07/02/17	Baa3	1,600	1,650,000
Florida East Coast Holdings Corp.,
Sr. Notes, 144A, PIK
11.25%	08/01/17	Caa3	125	129,688
Florida East Coast Railway Corp.,
Sr. Sec’d. Notes, 144A
8.125%	02/01/17	B3	875	903,437
GATX Corp.,(a)
Sr. Notes
4.85%	06/01/21	Baa1	1,295	1,284,984
Sr. Unsec’d. Notes
3.50%	07/15/16	Baa1	420	430,375
Georgian Railway LLC,
Sr. Unsec’d. Notes (Georgia)
9.875%	07/22/15	B+(d)	400	444,500
Kansas City Southern de Mexico SA de CV, (Mexico)
Sr. Unsec’d. Notes
8.00%	02/01/18	Ba3	225	244,125

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Transportation (cont’d.)
Sr. Unsec’d. Notes, 144A
6.125%	06/15/21	Ba3	$250	$250,000
Kazakhstan Temir Zholy Finance BV, (Netherlands)
Gtd. Notes
7.00%	05/11/16	Baa3	630	697,725
Gtd. Notes, 144A
6.375%	10/06/20	Baa3	500	534,000
Maxim Crane Works LP,
Sec’d. Notes, 144A
12.25%	04/15/15	Caa1	100	100,000

				10,837,949

Utilities — 0.3%
Abu Dhabi National Energy Co.,
Sr. Unsec’d. Notes, 144A (United Arab Emirates)(g)
5.62%	10/25/12	A3	425	444,656
AES Corp., (The),
Sr. Notes, 144A
7.375%	07/01/21	B1	850	862,750
Sr. Unsec’d. Notes
9.75%	04/15/16	B1	100	113,500
AGL Capital Corp.,
Gtd. Notes
5.25%	08/15/19	Baa1	330	354,010
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A(g)
6.75%	10/15/39	Baa3	1,105	1,130,400
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2	640	681,910
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.90%	10/01/16	Baa2	460	528,569
Black Hills Corp.,
Sr. Unsec’d. Notes
6.50%	05/15/13	Baa3	125	135,099
Calpine Construction Finance Co. LP and CCFC Finance Corp.,
Sr. Sec’d. Notes, 144A(a)
8.00%	06/01/16	Ba3	350	378,000
Constellation Energy Group, Inc.,
Sr. Unsec’d. Notes
5.15%	12/01/20	Baa3	1,145	1,173,418
Consumers Energy Co.,
First Mortgage
6.00%	02/15/14	A3	400	444,887
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.25%	09/01/15	Baa2	415	413,900
EDF SA,
Sr. Unsec’d. Notes, 144A (France)(g)
4.60%	01/27/20	Aa3	815	846,587
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.25%	10/01/39	A3	445	449,739
Nevada Power Co.,
General Ref. Mortgage
6.65%	04/01/36	Baa2	1,970	2,274,353

SEE NOTES TO FINANCIAL STATEMENTS.

A402

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Utilities (cont’d.)
Northern States Power Co.,
First Mortgage
5.35%	11/01/39	A1		$282	$290,805
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes
6.15%	10/01/38	Baa2		640	659,806
PNM Resources, Inc.,
Sr. Unsec’d. Notes
9.25%	05/15/15	Ba2		25	27,875
Public Service Co. of Colorado,
First Mortgage
3.20%	11/15/20	A2		675	643,431
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.15%	12/01/19	Baa1		440	467,463
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.15%	05/15/37	Baa1		235	260,479
United Maritime Group LLC/United Maritime Group Finance Corp.,
Sec’d. Notes
11.75%	06/15/15	B3		150	156,750
West Penn Power Co.,
First Mortgage, 144A(g)
5.95%	12/15/17	A3		570	649,302
Westar Energy, Inc.,
First Mortgage
5.10%	07/15/20	Baa1		110	118,159

					13,505,848

Water
Cia de Saneamento Basico do Estado de Sao Paulo,
Sr. Unsec’d. Notes, 144A (Brazil)
6.25%	12/16/20	BB(d)		300	307,500

TOTAL CORPORATE OBLIGATIONS (cost $552,869,295)					567,204,693

FOREIGN GOVERNMENT BONDS — 2.5%
Arab Republic of Egypt,
Sr. Unsec’d. Notes (Egypt)
5.75%	04/29/20	Ba3		250	250,000
6.875%	04/30/40	Ba3		360	343,800
Argentina Bonos,
Sr. Unsec’d. Notes (Argentina)
7.00%	10/03/15	B(d)		745	735,315
7.00%	04/17/17	NR		1,000	918,500
Bermuda Government International Bond,
Sr. Notes, 144A (Bermuda)(g)
5.603%	07/20/20	Aa2		210	231,137
Brazil Notas do Tesouro Nacional, Series B,
Notes (Brazil)
12.08%	05/15/15	Baa3	BRL	3,837	4,929,447
Brazil Notas do Tesouro Nacional, Series F,
Notes (Brazil)
10.00%	01/01/12	Baa3	BRL	1,768	1,119,386
10.00%	01/01/14	Baa3	BRL	5,900	3,578,228
Brazilian Government International Bond,
Bonds (Brazil)
4.875%	01/22/21	Baa2		300	320,850

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN GOVERNMENT BONDS (Continued)
Chile Government International Bond,
Sr. Unsec’d. Notes (Chile)
3.875%	08/05/20	Aa3		$420	$422,520
City of Buenos Aires,
Sr. Unsec’d. Notes, 144A (Argentina)
12.50%	04/06/15	B2		680	770,100
Dominican Republic International,
Sr. Unsec’d. Notes (Dominican Republic)
7.50%	05/06/21	B1		425	442,000
9.04%	01/23/18	B1		82	92,220
Eskom Holdings Ltd.,
Sr. Unsec’d. Notes, 144A (South Africa)
5.75%	01/26/21	Baa2		1,700	1,759,500
Grenada Government International Bond,
Unsub. Notes (Grenada)(g)
2.50%	09/15/25	B-(d)		480	303,695
Hellenic Republic,
Sr. Unsec’d. Notes (Greece)
4.625%	06/25/13	B1		245	181,878
Hungary Government International Bond, (Hungary)
7.625%	03/29/41	Baa3		100	107,875
Iceland Government International Bond,
Notes, 144A (Iceland)
4.875%	06/16/16	Baa3		850	843,139
Indonesia Government International Bond,
Bonds (Indonesia)
6.625%	02/17/37	Ba1		245	270,013
Indonesia Treasury Bond,
Sr. Unsec’d. Notes (Indonesia)
11.00%	09/15/25	Ba1	IDR	6,030,000	860,858
Ireland Government Bond,
Bonds (Ireland)
5.00%	04/18/13	Baa3	EUR	700	888,222
Ivory Coast,
Sr. Unsec’d. Notes (Cayman Islands)
2.50%	12/31/32	NR		450	237,375
Jamaica Government International Bond, (Jamaica)
Sr. Unsec’d. Notes
8.00%	06/24/19	B3		1,025	1,094,187
8.00%	03/15/39	B3		291	296,820
Unsec’d. Notes
10.625%	06/20/17	B3		800	964,000
Lebanon Government International Bond,
Notes (Lebanon)
8.50%	01/19/16	B(d)		200	227,700
Lithuania Government International Bond,
Sr. Unsec’d. Notes (Lithuania)
6.75%	01/15/15	Baa1		401	443,105
Mexican Bonos,
Bonds (Mexico)
8.50%	11/18/38	Baa1	MXN	11,826	1,052,933
10.00%	11/20/36	Baa1	MXN	31,505	3,254,135
Nigeria Government International Bond,
Sr. Unsec’d. Notes, 144A (Nigeria)
6.75%	01/28/21	B+(d)		350	364,580
Petroleos Mexicanos,
Gtd. Notes (Mexico)
5.50%	01/21/21	Baa1		750	786,375

SEE NOTES TO FINANCIAL STATEMENTS.

A403

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

FOREIGN GOVERNMENT BONDS (Continued)
Poland Government International Bond,
Sr. Unsec’d. Notes (Poland)
3.875%	07/16/15	A2	$460 $	475,640
Republic of Argentina, (Argentina)
Sr. Unsec’d. Notes
2.50%	12/31/38	B(d)	1,300	565,500
3.169%(c)	12/15/35	NR	2,700	475,200
8.28%	12/31/33	B(d)	1,370	1,208,998
Republic of Brazil, (Brazil)
Sr. Unsec’d. Notes
5.625%	01/07/41	Baa2	1,000	1,027,500
5.875%	01/15/19	Baa2	4,350	5,035,125
7.125%	01/20/37	Baa2	3,800	4,693,000
Unsub. Notes
8.75%	02/04/25	Baa2	265	375,638
11.00%	08/17/40	Baa2	445	606,757
Republic of Congo,
Sr. Unsec’d. Notes (Congo)(g)
3.00%	06/30/29	NR	166	111,388
Republic of Fiji,
Sr. Unsec’d. Notes (Fiji)
9.00%	03/15/16	B1	400	397,123
Republic of Gabonese,
Bonds (Gabon)
8.20%	12/12/17	BB-(d)	850	996,625
Republic of Georgia,
Bonds (Georgia)
6.875%	04/12/21	Ba3	400	409,000
Republic of Hungary,
Sr. Unsec’d. Notes (Hungary)
6.25%	01/29/20	Baa3	526	555,456
Republic of Indonesia,
Sr. Unsec’d. Notes (Indonesia)
5.875%	03/13/20	Ba1	669	742,590
6.875%	01/17/18	Ba1	1,000	1,170,000
7.75%	01/17/38	Ba1	980	1,228,675
11.625%	03/04/19	Ba1	466	686,767
Republic of Iraq,
Bonds (Iraq)
5.80%	01/15/28	NR	4,090	3,691,225
Republic of Lebanon, (Lebanon)
Sr. Unsec’d. Notes, MTN
8.50%	08/06/15	B(d)	39	44,070
Sr. Unsub. Notes
8.25%	04/12/21	B(d)	540	623,025
Unsub. Notes
9.00%	05/02/14	B1	347	390,288
Unsub. Notes, MTN
9.00%	03/20/17	NR	600	705,000
Republic of Lithuania, (Lithuania)
Sr. Unsec’d. Notes
7.375%	02/11/20	Baa1	1,149	1,321,350
Sr. Unsec’d. Notes, 144A (g)
6.75%	01/15/15	Baa1	730	806,650
Republic of Peru,
Sr. Unsec’d. Notes (Peru)
5.625%	11/18/50	Baa3	850	801,125
7.125%	03/30/19	Baa3	350	421,050
8.75%	11/21/33	Baa3	400	545,400

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN GOVERNMENT BONDS (Continued)
Republic of Peruvian,
Sr. Unsec’d. Notes (Peru)
6.55%	03/14/37	Baa3		$700	$780,850
Republic of Philippines,
Sr. Unsec’d. Notes (Philippines)
6.375%	10/23/34	Ba2		3,125	3,414,062
8.375%	06/17/19	Ba2		400	514,520
Republic of Serbia,
Sr. Unsec’d. Notes (Serbia)
6.75%	11/01/24	BB(d)		1,386	1,392,930
Republic of South Africa,
Sr. Unsec’d. Notes (South Africa)
5.50%	03/09/20	A3		700	764,750
6.50%	06/02/14	A3		430	482,245
Republic of Turkey, (Turkey)
Bonds
10.50%	01/15/20	NR	TRY	1,700	1,113,432
Sr. Unsec’d. Notes
5.625%	03/30/21	Ba2		750	783,750
6.75%	04/03/18	Ba2		500	568,100
6.75%	05/30/40	Ba2		1,350	1,454,625
7.00%	03/11/19	Ba2		3,980	4,577,000
7.00%	06/05/20	Ba2		2,000	2,302,000
7.375%	02/05/25	Ba2		100	118,550
8.00%	02/14/34	Ba2		1,440	1,785,600
Republic of Vietnam,
Bonds (Vietnam)
6.75%	01/29/20	B1		1,800	1,877,670
Russian Federation, (Russia)
Sr. Unsec’d. Notes
7.50%	03/31/30	Baa1		14,350	16,915,475
Sr. Unsec’d. Notes, 144A
7.85%	03/10/18	Baa1	RUB	10,000	375,532
South Africa Government Bond,
Sr. Unsec’d. Notes (South Africa)
6.25%	03/08/41	A3		300	321,750
Turkey Government Bond, (Turkey)
Bonds
11.00%	08/06/14	NR	TRY	750	484,982
14.00%	09/26/12	NR	TRY	400	260,875
Unsec’d. Notes
6.00%	01/14/41	Ba2		625	609,375
Ukraine Government International Bond, (Ukraine)
Bonds
7.75%	09/23/20	B2		650	674,375
Bonds, 144A
7.75%	09/23/20	B2		300	311,250
Sr. Unsec’d. Notes
6.58%	11/21/16	B2		1,265	1,273,981
6.75%	11/14/17	B2		565	569,944
United Mexican States, (Mexico)
Sr. Unsec’d. Notes
6.05%	01/11/40	Baa1		300	319,200
Sr. Unsec’d. Notes, MTN
5.95%	03/19/19	Baa1		2,280	2,616,300
6.375%	01/16/13	Baa1		205	220,888
Uruguay Government International,
Sr. Unsec’d. Notes (Uruguay)
7.625%	03/21/36	Ba1		100	126,000

SEE NOTES TO FINANCIAL STATEMENTS.

A404

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

FOREIGN GOVERNMENT BONDS (Continued)
Venezuela Government International Bond,
Sr. Unsec’d. Notes (Venezuela)
5.75%	02/26/16	B2	$2,080	$1,612,000
7.65%	04/21/25	B2	930	604,500
7.75%	10/13/19	B2	1,500	1,083,750
8.50%	10/08/14	B2	1,000	912,500
9.25%	09/15/27	B2	1,400	1,054,900
12.75%	08/23/22	B2	2,035	1,821,325
Vietnam Government International Bond, (Vietnam)
6.875%	01/15/16	B1	400	422,502

TOTAL FOREIGN GOVERNMENT BONDS (cost $108,837,098)				112,721,546

MUNICIPAL BONDS — 0.4%
Arizona
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds
4.839%	01/01/41	Aa1	1,365	1,267,798

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3	510	548,740
East Bay Municipal Utility District Water System,
Revenue Bonds
5.874%	06/01/40	Aa1	1,065	1,117,515
Los Angeles Department of Airports,
Revenue Bonds
7.053%	05/15/40	A1	640	684,045
San Diego County Water Authority,
Revenue Bonds
6.138%	05/01/49	Aa2	275	292,556

				2,642,856

Colorado
Regional Transportation District Sales Tax,
Revenue Bonds
5.00%	11/01/38	Aa2	770	795,479

District of Columbia
District of Columbia,
Revenue Bonds
5.25%	12/01/34	Aa1	770	815,607
5.591%	12/01/34	Aa1	120	125,142

				940,749

Florida — 0.1%
Florida State Board of Education,
Revenue Bonds
5.00%	07/01/20	A1	1,520	1,729,365

Illinois
Chicago Il O’Hare International Airport,
Revenue Bonds
6.395%	01/01/40	A1	480	500,357
Chicago Metropolitan Water Reclamation District-Greater Chicago,
General Obligation Limited
5.72%	12/01/38	Aaa	695	721,507

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

MUNICIPAL BONDS (Continued)
Illinois (cont’d.)
Chicago Transit Authority, Series A,
Revenue Bonds
6.899%	12/01/40	Aa3	$300	$319,128

				1,540,992

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa2	125	123,406

Maryland
Maryland State Transportation Authority,
Revenue Bonds
5.754%	07/01/41	Aa3	1,140	1,210,202
5.888%	07/01/43	Aa3	360	381,283

				1,591,485

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	AA(d)	65	78,704
New York Build America Bonds,
General Obligation Unlimited
5.846%	06/01/40	Aa2	315	327,405
New York City Housing Development Corp.,
Revenue Bonds
6.42%	11/01/27	Aa2	70	71,435
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42	Aa2	265	286,036
New York City Transitional Finance Authority,
Revenue Bonds
5.508%	08/01/37	Aa1	1,205	1,226,425
Tompkins County Industrial Development Agency,
Revenue Bonds
5.00%	07/01/37	Aa1	780	805,108

				2,795,113

Oregon
Oregon State Taxable Pension,
General Obligation Unlimited
5.892%	06/01/27	Aa1	60	64,073

Texas
Texas State Transportation Commission,
Revenue Bonds
5.178%	04/01/30	Aaa	1,100	1,126,620

Utah
Utah Transit Authority Sales Tax,
Revenue Bonds
5.937%	06/15/39	Aa2	1,060	1,149,697

Virginia — 0.1%
University of Virginia,
Revenue Bonds
5.00%	09/01/40	Aaa	1,130	1,094,529

SEE NOTES TO FINANCIAL STATEMENTS.

A405

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

MUNICIPAL BONDS (Continued)
Virginia (cont’d.)
Virginia Commonwealth Transportation Board,
Revenue Bonds
5.35%	05/15/35	Aa1	$120	$123,269
Virginia Public Building Authority,
Revenue Bonds
5.90%	08/01/30	Aa1	1,015	1,091,582

				2,309,380

TOTAL MUNICIPAL BONDS (cost $18,096,859)				18,077,013

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.848%(c)	02/25/34	BB(d)	61	53,260
Series 2004-D, Class 2A2
2.881%(c)	05/25/34	BBB+(d)	33	30,237
Series 2004-H, Class 2A2
3.165%(c)	09/25/34	Ba2	46	41,732
Series 2004-I, Class 3A2
4.808%(c)	10/25/34	A1	28	26,556
Series 2005-J, Class 2A1
3.122%(c)	11/25/35	Caa2	249	201,386
Series 2005-J, Class 3A1
5.24%(c)	11/25/35	Caa1	91	83,876
Credit Suisse Mortgage Capital Certificates,(g)
Series 2010-1R, Class 12A1, 144A
3.28%(c)	03/27/36	AAA(d)	178	178,500
Series 2010-1R, Class 42A1, 144A
5.00%	10/27/36	AAA(d)	166	169,703
Fannie Mae,
Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa	21	4,908
Fosse Master Issuer PLC,
Series 2011-1A, Class A2, 144A (United Kingdom)(g)
1.619%	10/18/54	Aaa	960	958,688
Freddie Mac,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	13	40
Series 3195, Class PN
6.50%	08/15/30	Aaa	30	30,272
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
2.968%(c)	07/25/35	Ba3	796	753,224
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.75%(c)	02/25/40	Aaa	254	256,724
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
4.972%(c)	09/25/35	BBB(d)	186	169,305
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.83%(c)	01/25/34	AAA(d)	71	70,793
Series 2005-AR2, Class 2A2
2.742%(c)	03/25/35	B2	49	43,316

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,139,665)				3,072,520

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%
Federal National Mortgage Assoc. Notes(a) (cost $2,997,357)
2.50%	05/15/14	$3,000	$3,131,658

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 9.5%
Federal Home Loan Mortgage Corp.
2.507%(c)	02/01/35	129	135,213
2.702%(c)	07/01/35	30	31,797
2.94%(c)	09/01/32	3	3,051
4.00%	10/01/25-02/01/41	20,749	21,047,600
4.50%	04/01/19-09/01/40	13,873	14,366,047
4.986%(c)	11/01/35	60	63,903
5.00%	10/01/18-08/01/40	15,041	16,039,500
5.047%(c)	03/01/36	95	101,364
5.148%(c)	02/01/37	84	88,352
5.29%(c)	02/01/37	343	362,951
5.35%(c)	04/01/37	709	751,672
5.391%(c)	01/01/36	25	26,755
5.407%(c)	02/01/37	296	313,220
5.50%	12/01/18-05/01/40	4,603	4,982,679
5.779%(c)	02/01/37	114	120,660
5.923%(c)	12/01/36	28	30,593
5.987%(c)	10/01/36	82	88,171
6.00%	10/01/32-08/01/38	771	847,000
6.005%(c)	11/01/36	98	106,282
6.016%(c)	01/01/37	45	47,674
6.087%(c)	10/01/36	104	112,617
6.232%(c)	08/01/36	136	147,910
7.00%	11/01/30-06/01/32	12	13,296
Federal National Mortgage Assoc.
2.561%(c)	11/01/35	77	81,206
2.598%(c)	07/01/35	63	66,002
3.50%	11/01/25-12/01/25	4,563	4,653,047
4.00%	08/01/25-03/01/41	33,695	33,970,059
4.50%	05/01/19-04/01/41	123,188	127,915,430
5.00%	03/01/18-04/01/41	50,008	53,310,369
5.248%(c)	12/01/35	64	69,045
5.298%(c)	12/01/35	53	57,207
5.42%(c)	09/01/37	99	105,329
5.433%(c)	12/01/35	70	75,180
5.459%(c)	12/01/35	19	20,717
5.50%	01/01/17-05/01/40	76,487	83,001,131
5.51%(c)	01/01/37	152	161,297
5.746%(c)	08/01/37	145	154,617
5.767%(c)	11/01/37	366	390,999
5.886%(c)	08/01/36	97	103,260
5.891%(c)	12/01/36	88	93,120
5.992%(c)	09/01/36	72	78,034
6.00%	04/01/21-04/01/40	41,264	45,418,433
6.50%	07/01/32-03/01/38	9,840	11,152,679
7.00%	01/01/31-04/01/37	117	134,986
Government National Mortgage Assoc.
4.50%	11/20/40	1,764	1,860,514
5.00%	07/15/33-06/15/40	9,801	10,635,924
5.50%	10/20/32-11/15/34	221	244,768
6.00%	01/20/33	5	5,950
6.50%	09/20/32-12/20/33	27	30,129

SEE NOTES TO FINANCIAL STATEMENTS.

A406

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES (Continued)
Government National Mortgage Assoc. (cont’d.)
7.00%	03/15/13-12/15/13	$19		$21,302
8.00%	12/15/16-07/15/23	12		12,743
8.50%	06/15/16-10/15/26	24		29,370
9.50%	03/15/19-01/15/20	1		1,965
12.00%	09/15/13	—	(r)	27

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $426,887,431)				433,683,146

U.S. TREASURY OBLIGATIONS — 5.1%
U.S. Treasury Bonds
4.625%	02/15/40	20,005		20,858,333
U.S. Treasury Notes
1.00%	08/31/11	21,910		21,944,224
1.125%	01/15/12	75,965		76,374,527
1.25%	03/15/14	8,995		9,125,698
1.75%	08/15/12	36,405		37,013,655
2.25%	05/31/14(a)	44,035		45,903,053
2.625%	04/30/16	14,305		14,947,609
3.125%	09/30/13	4,260		4,506,279

TOTAL U.S. TREASURY OBLIGATIONS (cost $230,191,954)				230,673,378

TOTAL LONG-TERM INVESTMENTS (cost $4,010,313,690)				4,409,068,684

		Shares
SHORT-TERM INVESTMENT — 10.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $451,484,651;includes $297,731,064 of cash collateral for securities on loan)(b)(w)(Note 4)		451,484,651		451,484,651

TOTAL INVESTMENTS(o) — 107.2% (cost $4,461,798,341)				4,860,553,335
Liabilities in excess of other assets(x) — (7.2)%				(324,394,979)

NET ASSETS — 100.0%				$4,536,158,356

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ADS	American Depositary Security
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
IO	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $292,195,918; cash collateral of $297,731,064 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(o)	As of June 30, 2011, 78 securities representing $200,554,143 and 4.4% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(r)	Less than $1,000 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2011.
(v)	The rate shown reflects the coupon rate after the step date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A407

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2011:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 08/18/11	Morgan Stanley	BRL	876	$528,347	$554,847	$26,500
British Pound,
Expiring 07/08/11	State Street Bank	GBP	3	4,859	4,814	(45)
Expiring 07/08/11	State Street Bank	GBP	1	1,647	1,605	(42)
Expiring 07/08/11	State Street Bank	GBP	1	1,644	1,605	(39)
Chilean Peso,
Expiring 08/18/11	Credit Suisse First Boston Corp.	CLP	119,441	253,000	253,998	998
Chinese Yuan,
Expiring 07/07/11	Citigroup Global Markets	CNY	9,130	1,386,169	1,412,395	26,226
Expiring 07/07/11	Citigroup Global Markets	CNY	4,576	700,000	707,884	7,884
Expiring 07/07/11	Citigroup Global Markets	CNY	3,200	478,970	495,034	16,064
Expiring 06/25/12	Standard Chartered PLC	CNY	16,681	2,610,000	2,617,468	7,468
Euro,
Expiring 09/09/11	Barclays Capital Group	EUR	51	72,564	74,037	1,473
Expiring 09/09/11	State Street Bank	EUR	42	59,321	60,781	1,460
Expiring 09/09/11	UBS Securities	EUR	207	296,425	299,199	2,774
Expiring 09/09/11	UBS Securities	EUR	49	69,964	70,910	946
Mexican Peso,
Expiring 08/18/11	Goldman Sachs & Co.	MXN	15,054	1,274,607	1,279,988	5,381
Expiring 08/18/11	State Street Bank	MXN	3,886	330,380	330,441	61
Russian Ruble,
Expiring 09/23/11	Citigroup Global Markets	RUB	25,043	883,000	888,666	5,666

				$8,950,897	$9,053,672	$102,775

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 08/18/11	Citigroup Global Markets	BRL	4,954	$3,013,000	$3,137,976	$(124,976)
British Pound,
Expiring 07/08/11	Citigroup Global Markets	GBP	100	162,231	160,479	1,752
Chinese Yuan,
Expiring 07/07/11	Standard Chartered PLC	CNY	16,906	2,613,978	2,615,313	(1,335)
Euro,
Expiring 08/18/11	Citigroup Global Markets	EUR	64	92,689	92,778	(89)
Expiring 08/18/11	State Street Bank	EUR	2,455	3,471,553	3,554,970	(83,417)
Expiring 09/09/11	Barclays Capital Group	EUR	4,455	6,523,292	6,447,063	76,229
Turkish New Lira,
Expiring 08/18/11	Morgan Stanley	TRY	3,273	2,027,233	1,997,971	29,262

				$17,903,976	$18,006,550	$(102,574)

SEE NOTES TO FINANCIAL STATEMENTS.

A408

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,728,787,002	$200,082,022	$625
Preferred Stocks	11,261,014	—	—
Rights	—	97,453	—
Warrants	—	—	43
Asset-Backed Securities	—	35,292,975	—
Commercial Mortgage-Backed Securities	—	64,231,033	—
Convertible Bonds	—	752,563	—
Corporate Obligations	—	566,829,693	375,000
Foreign Government Bonds	—	112,721,546	—
Municipal Bonds	—	18,077,013	—
Residential Mortgage-Backed Securities	—	3,072,520	—
U.S. Government Mortgage-Backed Securities	—	433,683,146	—
U.S. Government Agency Obligation	—	3,131,658	—
U.S. Treasury Obligations	—	230,673,378	—
Affiliated Money Market Mutual Fund	451,484,651	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	201	—

Total	$3,191,532,667	$1,668,645,201	$375,668

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (6.6% represents investments purchased with collateral from securities on loan)	10.0%
U.S. Government Mortgage-Backed Securities	9.5
Oil & Gas	8.7
Financial Services	5.7
U.S. Treasury Obligations	5.1
Telecommunications	4.3
Financial – Bank & Trust	4.2
Pharmaceuticals	3.2
Insurance	3.1
Computer Services & Software	3.1
Computer Hardware	3.0
Retail & Merchandising	2.8
Foreign Government Bonds	2.5
Consumer Products & Services	2.4
Metals & Mining	2.1
Medical Supplies & Equipment	2.0
Food	1.9
Diversified Operations	1.8
Electronic Components & Equipment	1.8
Utilities	1.6

Beverages	1.6%
Transportation	1.5
Semiconductors	1.5
Internet Services	1.4
Commercial Mortgage-Backed Securities	1.4
Real Estate Investment Trusts	1.3
Chemicals	1.3
Aerospace & Defense	1.3
Media	1.2
Healthcare Services	1.1
Automobile Manufacturers	1.0
Entertainment & Leisure	0.9
Asset-Backed Securities	0.8
Machinery & Equipment	0.8
Cable Television	0.7
Restaurants	0.7
Electric	0.6
Pipelines	0.6
Hotels & Motels	0.6
Automotive Parts	0.6
Commercial Banks	0.5
Commercial Services	0.5
Distribution/Wholesale	0.4
Municipal Bonds	0.4
Tobacco	0.4
Electric – Integrated	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A409

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Industry (cont’d.)
Advertising	0.4%
Construction	0.4
Conglomerates	0.3
Industrial Products	0.3
Clothing & Apparel	0.3
Office Equipment	0.3
Farming & Agriculture	0.3
Paper & Forest Products	0.3
Building Materials	0.3
Diversified Manufacturing	0.3
Airlines	0.3
Real Estate	0.2
Environmental Control	0.2

Medical Products	0.1%
Business Services	0.1
Home Builders	0.1
Biotechnology	0.1
Toys	0.1
U.S. Government Agency Obligations	0.1
Broadcasting	0.1
Residential Mortgage-Backed Securities	0.1
Containers & Packaging	0.1
Holding Companies – Diversified	0.1

107.2
Liabilities in excess of other assets	(7.2)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$210,144	Unrealized depreciation on foreign currency forward contracts	$209,943
Equity contracts	Unaffiliated investments	97,496	—	—

Total		$307,640		$209,943

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$(644,178)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$123,866	$123,866
Equity contracts	97,453	—	—	97,453

Total	$97,453	$—	$123,866	$221,319

For the six months ended June 30, 2011, the Portfolio’s average value at settlement date payable for forward foreign currency exchange purchase contracts was $7,417,086 and the average value at settlement date receivable for foreign currency exchange sale contracts was $16,076,085.

SEE NOTES TO FINANCIAL STATEMENTS.

A410

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value, including securities on loan of $292,195,918:
Unaffiliated investments (cost $4,010,313,690)	$4,409,068,684
Affiliated investments (cost $451,484,651)	451,484,651
Cash	5,913,300
Foreign currency, at value (cost $1,296,638)	1,310,488
Dividends and interest receivable	18,953,266
Receivable for investments sold	8,678,206
Receivable for fund share sold	4,355,482
Tax reclaim receivable	1,080,935
Unrealized appreciation on foreign currency forward contracts	210,144
Prepaid expenses	5,369

Total Assets	4,901,060,525

LIABILITIES:
Payable to broker for collateral for securities on loan	297,731,064
Payable for investments purchased	65,413,751
Advisory fees payable	1,078,855
Payable for fund share repurchased	304,002
Unrealized depreciation on foreign currency forward contracts	209,943
Accrued expenses and other liabilities	145,568
Shareholder servicing fees payable	18,462
Affiliated transfer agent fee payable	524

Total Liabilities	364,902,169

NET ASSETS	$4,536,158,356

Net assets were comprised of:
Paid-in capital	$4,142,988,150
Retained earnings	393,170,206

Net assets, June 30, 2011	$4,536,158,356

Net asset value and redemption price per share, $4,536,158,356 / 256,617,850 outstanding shares of beneficial interest	$17.68

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated interest income	$29,223,837
Unaffiliated dividend income (net of $1,157,787 foreign withholding tax)	28,327,573
Affiliated income from securities lending, net	239,909
Affiliated dividend income	170,770

57,962,089

EXPENSES
Advisory fees	17,354,724
Shareholder servicing fees and expenses	2,041,732
Custodian and accounting fees	363,000
Trustees’ fees	19,000
Insurance expenses	15,000
Audit fee	9,000
Commitment fee on syndicated credit agreement	8,000
Legal fees and expenses	7,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Miscellaneous	17,633

Total expenses	19,845,089
Less: shareholder servicing fee waiver	(500,944)

Net expenses	19,344,145

NET INVESTMENT INCOME	38,617,944

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	60,148,064
Foreign currency transactions	(411,324)

59,736,740

Net change in unrealized appreciation (depreciation) on:
Investments	80,374,399
Foreign currencies	164,900

80,539,299

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	140,276,039

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$178,893,983

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$38,617,944	$44,663,505
Net realized gain on investment and foreign currency transactions	59,736,740	44,239,857
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	80,539,299	205,584,860

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	178,893,983	294,488,222

DISTRIBUTIONS	(44,710,269)	(22,083,079)

FUND SHARE TRANSACTIONS:
Fund share sold [50,922,686 and 114,263,228 shares, respectively]	895,406,586	1,814,444,951
Fund share issued in reinvestment of distributions [2,587,400 and 1,456,667 shares, respectively]	44,710,269	22,083,079
Fund share repurchased [3,549,188 and 25,210,084 shares, respectively]	(62,034,385)	(379,687,285)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	878,082,470	1,456,840,745

CAPITAL CONTRIBUTIONS (NOTE 4):
Proceeds from regulatory settlement	20,313	—

TOTAL INCREASE IN NET ASSETS	1,012,286,497	1,729,245,888
NET ASSETS:
Beginning of period	3,523,871,859	1,794,625,971

End of period	$4,536,158,356	$3,523,871,859

SEE NOTES TO FINANCIAL STATEMENTS.

A411

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

LONG-TERM INVESTMENTS — 96.2%
ASSET-BACKED SECURITIES — 1.3%
Ally Auto Receivables Trust,
Series 2009-B, Class C, 144A(g)
4.06%	05/16/16	Aaa	$405	$427,230
Ally Master Owner Trust,
Series 2011-3, Class A2
1.81%	05/15/16	Aaa	295	295,654
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53%	01/06/14	Aaa	208	208,629
Series 2010-2, Class B
2.73%	03/09/15	Aa1	245	249,077
Series 2011-2, Class A3
1.61%	10/08/15	Aaa	255	256,766
Cabela’s Master Credit Card Trust,
Series 2011-2A, Class A1, 144A(g)
2.39%	06/17/19	AAA(d)	280	279,947
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	Caa1	18	12,532
Series 2003-1, Class 1A6
4.458%	03/25/14	Ba1	139	135,882
CNH Wholesale Master Note Trust,
Series 2009-1A, Class A, 144A(g)
1.887%(c)	07/15/15	AAA(d)	474	478,926
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.791%(c)	01/25/34	Caa3	59	39,400
Fannie Mae,
Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa	14	3,114
Ford Credit Floorplan Master Owner Trust,
Series 2010-3, Class C, 144A(g)
4.99%	02/15/17	Aa3	190	206,341
Freddie Mac,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	10	31
Series 2627, Class IE, IO(g)
4.50%	04/15/18	Aaa	14	759
Series 3195, Class PN
6.50%	08/15/30	Aaa	42	42,381
Series R003, Class VA
5.50%	08/15/16	Aaa	410	439,327
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A
3.69%	07/15/15	Aaa	621	639,710
GE Equipment Midticket LLC,
Series 2010-1, Class A4, 144A(g)
1.47%	07/14/15	Aaa	710	712,676
Hyundai Auto Receivables Trust,
Series 2011-A, Class A4
1.78%	12/15/15	Aaa	500	505,371
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.246%(c)	11/25/36	A1	7	6,810
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	175	180,660

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

ASSET-BACKED SECURITIES (Continued)
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	$45	$46,891
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.686%(c)	09/25/35	Baa1	51	46,483
Navistar Financial Corp. Owner Trust,
Series 2010-A, Class B, 144A(g)
4.17%	10/20/14	Aa2	330	345,059
SMART Trust,
Series 2011-1USA, Class A3A, 144A (Australia)(g)
1.77%	10/14/14	Aaa	215	216,017
World Financial Network Credit Card Master Trust,
Series 2010-A, Class A
3.96%	04/15/19	AAA(d)	195	206,255

TOTAL ASSET-BACKED SECURITIES (cost $5,857,944)				5,981,928

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
American Tower Trust,
Series 2007-1A, Class D, 144A(g)
5.957%	04/15/37	Baa2	260	276,861
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	277	276,602
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83%	08/15/38	AAA(d)	935	962,034
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	760	815,668
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	489	508,853
Series 2006-PW13, Class A4
5.54%	09/11/41	AAA(d)	408	444,627
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class AAB
5.608%	10/15/48	Aaa	475	502,890
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
5.815%(c)	12/10/49	Aaa	700	768,866
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	340	366,675
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	731	765,763
Series 2006-CB14, Class A4
5.481%(c)	12/12/44	Aaa	825	893,823
Series 2007-C1, Class A4
5.716%	02/15/51	Aaa	505	545,484
Series 2010-CNTR, Class A2, 144A(g)
4.311%	08/05/32	Aaa	390	378,087
Series 2011-C3, Class B, 144A(g)
5.013%(c)	02/16/46	AA(d)	110	107,919
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347%	11/15/38	AAA(d)	298	320,793

SEE NOTES TO FINANCIAL STATEMENTS.

A412

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I,
Series 2008-T29, Class A4
6.456%(c)	01/11/43	AA(d)	$608	$692,499
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45	Aaa	436	474,041
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class B, 144A(g)
5.174%(c)	02/15/44	Aa2	235	235,239

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $8,643,432)				9,336,724

CORPORATE OBLIGATIONS — 14.5%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
10.00%	07/15/17	Baa3	125	147,813
Lamar Media Corp.,
Gtd. Notes
6.625%	08/15/15	B1	302	306,530
Omnicom Group, Inc.,
Sr. Unsec’d. Notes(a)
4.45%	08/15/20	Baa1	295	292,634

				746,977

Aerospace & Defense
L-3 Communications Corp.,
Gtd. Notes
4.75%	07/15/20	Baa3	210	207,903

Airlines — 0.2%
Continental Airlines 2009-1 Pass-Through Trust,
Pass-Through Certificates
9.00%	07/08/16	Baa2	146	166,351
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.25%	05/10/21	Baa2	57	61,256
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.75%	01/12/21	Baa2	65	63,050
Continental Airlines, Inc.,
Sr. Sec’d. Notes, 144A(g)
6.75%	09/15/15	Ba2	225	226,125
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.75%	06/17/21	Baa2	70	76,422
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.95%	05/23/19	Baa2	59	58,993
Delta Air Lines 2011-1 Pass-Through Trust,
Pass-Through Certificates
5.30%	04/15/19	Baa2	40	40,000
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17	Baa3	295	316,019

				1,008,216

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes(a)
6.375%	12/15/20	B1		$400	$388,000
Levi Strauss & Co.,
Sr. Unsec’d. Notes(a)
7.625%	05/15/20	B2		250	250,000

					638,000

Automobile Manufacturers
Fiat Finance North America, Inc.,
Gtd. Notes, MTN
5.625%	06/12/17	Ba1	EUR	100	144,291

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes(a)
5.375%	01/15/20	Baa1		250	275,399
Cott Beverages, Inc.,
Gtd. Notes
8.125%	09/01/18	B3		225	235,688

					511,087

Biotechnology — 0.1%
Life Technologies Corp.,
Sr. Unsec’d. Notes(a)
3.50%	01/15/16	Ba1		340	347,747

Broadcasting — 0.1%
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A(g)
6.25%	06/01/18	Baa2		240	274,882
Discovery Communications LLC,
Gtd. Notes
5.625%	08/15/19	Baa2		145	160,243

					435,125

Business Services
Manpower, Inc.,
Sr. Unsec’d. Notes, MTN
4.75%	06/14/13	Baa3	EUR	150	219,943

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.50%	02/15/16	Baa3		140	138,991
8.55%	05/15/19	Baa3		230	296,572

					435,563

Commercial Services
Verisk Analytics, Inc.,
Gtd. Notes(a)
5.80%	05/01/21	Ba1		115	121,980

Computer Services & Software — 0.1%
Fidelity National Information Services, Inc.,
Gtd. Notes
7.625%	07/15/17	Ba2		25	26,531
7.875%	07/15/20	Ba2		50	53,063

SEE NOTES TO FINANCIAL STATEMENTS.

A413

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Computer Services & Software (cont’d.)
First Data Corp.,
Gtd. Notes, 144A(g)
12.625%	01/15/21	Caa1	$400	$428,000
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16	Baa2	85	84,553

				592,147

Containers & Packaging
Solo Cup Co./Solo Cup Operating Corp.,
Sr. Sec’d. Notes
10.50%	11/01/13	B2	125	130,000

Electric — 0.2%
Alabama Power Co.,
Sr. Unsec’d. Notes(a)
3.375%	10/01/20	A2	495	478,422
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31	Baa3	255	290,351
FirstEnergy Solutions Corp.,
Gtd. Notes
4.80%	02/15/15	Baa2	155	166,298

				935,071

Electronic Components & Equipment — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
5.00%	07/15/20	Baa2	75	78,726
Emerson Electric Co.,
Sr. Unsec’d. Notes
5.25%	11/15/39	A2	235	237,905

				316,631

Entertainment & Leisure — 0.4%
Ameristar Casinos, Inc.,
Gtd. Notes, 144A(g)
7.50%	04/15/21	B3	400	412,500
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes(a)
11.25%	06/01/17	B3	350	386,313
MGM Resorts International,
Sr. Sec’d. Notes
9.00%	03/15/20	Ba3	200	219,000
Regal Cinemas Corp.,
Gtd. Notes
8.625%	07/15/19	B2	150	157,500
Regal Entertainment Group,
Gtd. Notes(a)
9.125%	08/15/18	B3	400	414,000

				1,589,313

Environmental Control — 0.1%
Republic Services, Inc.,
Gtd. Notes
5.70%	05/15/41	Baa3	305	297,747

Environmental Services — 0.1%
Waste Management, Inc.,
Gtd. Notes
6.10%	03/15/18	Baa3	405	459,353

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Farming & Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
4.75%	05/05/21	Baa1		$400	$399,726
9.25%	08/06/19	Baa1		260	339,026
Bunge Ltd. Finance Corp.,
Gtd. Notes(a)
4.10%	03/15/16	Baa2		85	88,542
Bunge NA Finance LP,
Gtd. Notes
5.90%	04/01/17	Baa2		170	185,808

					1,013,102

Financial – Bank & Trust — 1.3%
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20(a)	A2		335	345,892
6.50%	08/01/16(a)	A2		655	730,491
7.375%	05/15/14	A2		315	354,122
Sr. Unsec’d. Notes, MTN
7.00%	06/15/16	A2		150	237,813
Sub. Notes, MTN
4.00%(c)	03/28/18	A3	EUR	300	396,463
4.625%	02/07/17	A3	EUR	250	342,036
BB&T Capital Trust II,
Ltd. Gtd. Notes
6.75%	06/07/36	Baa1		150	149,637
Capital One Capital IV,
Ltd. Gtd. Notes(a)
6.745%(c)	02/05/82	Baa3		350	354,812
FIA Card Services NA,
Sub. Notes
7.125%	11/15/12	A1		80	85,395
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.625%	01/25/16	Baa1		120	121,042
6.25%	05/01/13(a)	Baa1		270	292,321
Sub. Notes(a)
8.25%	03/01/38	Baa2		190	227,176
International Lease Finance Corp.,
Sr. Unsec’d. Notes(a)
8.625%	09/15/15	B1		375	406,406
Sr. Unsec’d. Notes, MTN
6.625%	11/15/13	B1		200	207,000
KeyCorp,
Sr. Unsec’d. Notes, MTN
3.75%	08/13/15	Baa1		260	268,414
5.10%	03/24/21	Baa1		80	81,479
PNC Funding Corp.,
Bank Gtd. Notes
4.375%	08/11/20	A3		140	141,641
5.625%	02/01/17	Baa1		195	214,716
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.75%	06/15/15	Ba3		65	64,025
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.60%	04/15/16	Baa1		145	146,407
U.S. Bancorp,
Jr. Sub. Notes
3.442%	02/01/16	A2		225	228,588

SEE NOTES TO FINANCIAL STATEMENTS.

A414

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Financial – Bank & Trust (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.60%	04/01/21	A1		$610	$613,387

					6,009,263

Financial – Brokerage — 0.1%
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.875%	06/08/14	Baa2		126	137,721
6.25%	01/15/36	Baa2		250	233,162

					370,883

Financial Services — 3.5%
Ally Financial, Inc.,
Gtd. Notes
8.00%	03/15/20	B1		275	292,187
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.25%	07/16/13	A1	EUR	100	155,081
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.30%	06/28/19	A3		185	223,144
CIT Group, Inc.,
Sec’d. Notes
7.00%	05/01/17	B2		400	399,000
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.587%	12/15/15	A3		90	94,645
5.00%	08/02/19	A3	EUR	150	215,686
5.375%	08/09/20(a)	A3		225	234,802
5.50%	10/15/14	A3		180	195,747
6.125%	05/15/18	A3		190	209,234
6.50%	08/19/13	A3		425	462,212
Sr. Unsec’d. Notes, MTN
3.50%	08/05/15	A3	EUR	270	383,008
6.25%	09/02/19	A3	GBP	70	118,663
6.40%	03/27/13	A3	EUR	80	122,074
Sub. Notes
4.75%(c)	02/10/19	Baa1	EUR	70	95,395
Unsec’d. Notes
8.50%	05/22/19	A3		265	328,509
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A(g)
6.113%	01/15/40	A2		283	308,787
E*Trade Financial Corp.,
Sr. Notes
6.75%	06/01/16	B2		400	392,000
ERAC USA Finance LLC,(g)
Gtd. Notes, 144A
2.25%	01/10/14	Baa1		90	90,897
5.25%	10/01/20	Baa1		125	132,586
Sr. Notes, 144A
4.50%	08/16/21	Baa1		65	64,607
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
12.00%	05/15/15	Ba2		50	62,006

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.10%	01/07/14	Aa2		$1,535	$1,556,782
Sr. Unsec’d. Notes, MTN
6.875%	01/10/39	Aa2		270	305,645
Sub. Notes(a)
5.30%	02/11/21	Aa3		220	228,919
Goldman Sachs Capital I,
Gtd. Notes
6.345%	02/15/34	A3		205	193,861
Goldman Sachs Group, Inc. (The),
Sr. Notes(a)
6.25%	02/01/41	A1		155	156,266
Sr. Unsec’d. Notes
3.625%	02/07/16	A1		425	429,615
3.75%	02/04/13	A1	EUR	100	146,409
5.125%	10/16/14	Aa3	EUR	50	74,925
6.15%	04/01/18	A1		800	870,674
7.50%	02/15/19(a)	A1		130	151,261
Sr. Unsec’d. Notes, MTN
4.50%	01/30/17	A1	EUR	400	569,767
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A(g)
4.347%	06/15/41	A2		45	45,160
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
6.00%	01/15/18(a)	Aa3		105	116,776
6.30%	04/23/19	Aa3		795	896,073
Sr. Unsec’d. Notes, MTN
4.375%	01/30/14	Aa3	EUR	50	74,700
Sub. Notes, MTN
4.375%(c)	11/12/19	A1	EUR	300	426,412
JPMorgan Chase Capital XXII,
Ltd. Gtd. Notes
6.45%	01/15/87	A2		195	196,477
JPMorgan Chase Capital XXVII,
Ltd. Gtd. Notes
7.00%	11/01/39	A2		220	219,727
Mellon Funding Corp.,
Gtd. Notes
6.375%	11/08/11	Aa2	GBP	250	407,349
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes(a)
5.45%	02/05/13	A2		260	275,806
Morgan Stanley,
Sr. Unsec’d. Notes
3.45%	11/02/15	A2		635	629,014
4.00%	07/24/15	A2		475	483,403
4.20%	11/20/14	A2		480	498,485
Sr. Unsec’d. Notes, MTN
5.00%	05/02/19	A2	EUR	350	500,683
5.125%	11/30/15	A2	GBP	150	251,634
5.50%	10/02/17	A2	EUR	200	297,440
New York Life Global Funding,
Sr. Unsec’d. Notes, MTN
4.375%	01/19/17	Aaa	EUR	150	223,321

SEE NOTES TO FINANCIAL STATEMENTS.

A415

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
9.25%	04/01/15	B3		$350	$363,125
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.25%	04/15/16	Baa2		50	51,618
SLM Corp.,
Sr. Notes, MTN
6.25%	01/25/16	Ba1		110	114,125
Sr. Unsec’d. Notes, MTN
5.125%	08/27/12	Ba1		65	66,695
8.45%	06/15/18	Ba1		130	142,690
Teco Finance, Inc.,
Gtd. Notes
5.15%	03/15/20	Baa3		130	137,857

					15,682,964

Food — 0.2%
Ahold Finance USA LLC,
Gtd. Notes, MTN
5.875%	03/14/12	Baa3	EUR	100	148,534
6.50%	03/14/17	Baa3	GBP	100	178,697
Blue Merger Sub, Inc.,
Gtd. Notes, 144A(g)
7.625%	02/15/19	B3		175	176,750
Kraft Foods, Inc.,
Gtd. Notes, MTN
7.25%	07/18/18	Baa2	GBP	70	132,788
Sr. Unsec’d. Notes
6.50%	02/09/40	Baa2		305	338,786
Kroger Co. (The),
Gtd. Notes
5.40%	07/15/40	Baa2		115	110,508

					1,086,063

Healthcare Services — 0.1%
Capella Healthcare, Inc.,
Gtd. Notes, 144A(g)
9.25%	07/01/17	B3		175	184,625
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.875%	10/15/20	Baa1		75	73,377
4.70%	02/15/21(a)	Baa1		80	83,403
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.35%	08/15/20	Baa1		30	30,293

					371,698

Holding Company – Diversified — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes, 144A(g)
7.75%	10/15/16	Ba3		350	364,875

Home Builders
MDC Holdings, Inc.,
Gtd. Notes
5.50%	05/15/13	Baa3		155	163,117

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Insurance — 0.5%
Aflac, Inc.,
Sr. Unsec’d. Notes(a)
8.50%	05/15/19	A2		$255	$311,866
Allstate Corp. (The),
Sr. Unsec’d. Notes
7.45%	05/16/19	A3		135	160,640
Berkshire Hathaway Finance Corp.,
Gtd. Notes(a)
4.25%	01/15/21	Aa2		205	208,731
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20	Baa3		155	161,159
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, MTN
4.625%	05/16/17	Aa3	EUR	150	225,062
PartnerRe Finance B LLC,
Gtd. Notes(a)
5.50%	06/01/20	A2		120	121,187
Principal Financial Group, Inc.,
Gtd. Notes
6.05%	10/15/36	A3		175	181,957
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.00%	07/15/18	Baa3		115	129,657
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.00%	06/01/21(a)	Baa1		170	168,187
5.625%	03/15/17	Baa1		45	48,527
6.45%	11/15/19	Baa1		95	103,174
Sun Life Financial Global Funding LP,
Gtd. Notes, 144A(g)
0.547%(c)	10/06/13	A1		285	282,777
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
3.90%	11/01/20	A2		70	67,667
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	Baa3		60	62,831

					2,233,422

Machinery & Equipment — 0.1%
Case New Holland, Inc.,
Gtd. Notes
7.75%	09/01/13	Ba3		250	270,625
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.25%	09/01/19	Baa2		150	169,838

					440,463

Manufacturing — 0.1%
GE Capital Trust IV,
Sub. Notes
4.625%(c)	09/15/66	Aa3	EUR	250	325,379
Koppers, Inc.,
Gtd. Notes
7.875%	12/01/19	B1		140	149,450

					474,829

SEE NOTES TO FINANCIAL STATEMENTS.

A416

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
7.875%	04/30/18	B1	$175	$184,406
Comcast Corp.,
Gtd. Notes
5.70%	05/15/18	Baa1	365	407,252
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.55%	03/15/15	Baa2	160	167,169
5.875%	10/01/19	Baa2	150	166,361
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	Baa2	285	333,513
NBCUniversal Media LLC,(g)
Sr. Unsec’d. Notes, 144A
5.15%	04/30/20	Baa2	405	427,640
5.95%	04/01/41	Baa2	135	137,281
News America, Inc.,
Gtd. Notes
6.15%	03/01/37	Baa1	315	319,089
TCM Sub LLC,
Gtd. Notes, 144A(g)
3.55%	01/15/15	Baa1	210	219,440
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)(g)
7.875%	11/01/20	B2	275	281,875
XM Satellite Radio, Inc.,
Gtd. Notes, 144A(g)
7.625%	11/01/18	B2	400	418,000

				3,062,026

Metals & Mining — 0.5%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes(a)
5.95%	01/15/21	Baa3	325	345,935
Arch Coal, Inc.,
Gtd. Notes
8.75%	08/01/16	B1	125	135,625
Barrick North America Finance LLC,
Gtd. Notes, 144A(a)(g)
5.70%	05/30/41	Baa1	315	305,792
Cliffs Natural Resources, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/21	Baa3	195	195,538
CONSOL Energy, Inc.,
Gtd. Notes
8.00%	04/01/17	B1	225	245,250
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.,
Gtd. Notes
8.25%	04/15/18	B2	175	180,688
Valmont Industries, Inc.,
Gtd. Notes
6.625%	04/20/20	Baa3	275	301,138
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.50%	06/15/21	Ba1	400	399,471

				2,109,437

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Office Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
5.50%	05/15/12	Baa2	$85	$88,376
6.35%	05/15/18	Baa2	275	315,220

				403,596

Oil & Gas — 1.4%
Apache Corp.,
Sr. Unsec’d. Notes(a)
5.10%	09/01/40	A3	260	249,735
Berry Petroleum Co.,
Sr. Unsec’d. Notes
6.75%	11/01/20	B2	200	201,000
Boardwalk Pipelines LP,
Gtd. Notes
5.75%	09/15/19	Baa2	190	205,459
Sr. Unsec’d. Notes
5.50%	02/01/17	Baa2	60	66,128
Chesapeake Energy Corp.,
Gtd. Notes
6.625%	08/15/20	Ba3	350	368,375
Denbury Resources, Inc.,
Gtd. Notes
8.25%	02/15/20	B1	374	407,660
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.15%	09/01/14	Baa1	115	126,429
5.70%	10/15/39	Baa1	205	202,455
5.875%	05/01/19(a)	Baa1	55	61,813
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.50%	02/01/16(a)	A3	85	85,010
5.875%	09/15/17	A3	150	171,761
Hess Corp.,
Sr. Unsec’d. Notes
6.00%	01/15/40	Baa2	255	263,918
Marathon Oil Corp.,
Sr. Unsec’d. Notes
6.00%	10/01/17	Baa2	85	97,644
6.60%	10/01/37(a)	Baa2	30	33,259
Motiva Enterprises LLC,
Sr. Unsec’d. Notes, 144A(g)
6.85%	01/15/40	A2	70	80,743
Nabors Industries, Inc.,
Gtd. Notes
6.15%	02/15/18	Baa2	130	143,716
9.25%	01/15/19	Baa2	135	171,118
Newfield Exploration Co.,
Sr. Sub. Notes
6.875%	02/01/20	Ba2	350	371,875
Noble Energy, Inc.,
Sr. Unsec’d. Notes(a)
6.00%	03/01/41	Baa2	150	154,661
NuStar Logistics LP,
Gtd. Notes
4.80%	09/01/20	Baa3	145	146,189

SEE NOTES TO FINANCIAL STATEMENTS.

A417

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Pemex Project Funding Master Trust, Gtd. Notes
5.75%	03/01/18	Baa1		$470	$515,358
6.25%	08/05/13	Baa1	EUR	100	154,079
6.375%	08/05/16	Baa1	EUR	200	313,959
Gtd. Notes, MTN
7.50%	12/18/13	Baa1	GBP	160	280,932
Penn Virginia Corp.,
Sr. Notes
10.375%	06/15/16	B2		100	110,750
QEP Resources, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/21	Ba1		125	131,875
Reliance Holdings USA, Inc., Gtd. Notes, 144A(g)
4.50%	10/19/20	Baa2		250	233,580
Rowan Cos., Inc.,
Sr. Unsec’d. Notes
5.00%	09/01/17	Baa3		245	262,133
Sempra Energy,
Sr. Unsec’d. Notes(a)
6.00%	10/15/39	Baa1		145	152,765
Southern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	04/01/17	Baa3		60	68,199
Tesoro Corp., Gtd. Notes
9.75%	06/01/19	Ba1		125	139,687
Valero Energy Corp., Gtd. Notes
6.125%	06/15/17	Baa2		205	232,029

					6,204,294

Pharmaceuticals — 0.2%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.625%	12/15/20	Baa3		195	197,933
Express Scripts, Inc., Gtd. Notes
3.125%	05/15/16	Baa3		180	181,109
6.25%	06/15/14	Baa3		90	101,351
Giant Funding Corp.,
Sr. Sec’d. Notes, 144A(g)
8.25%	02/01/18	B3		100	104,250
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
2.75%	09/15/15	Baa3		75	75,657
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Gtd. Notes, 144A(g)
7.75%	09/15/18	B3		225	226,969

					887,269

Pipelines — 0.5%
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.875%	02/01/21	Baa3		50	50,443
5.50%	08/15/19	Baa3		160	173,144
6.05%	01/15/18	Baa3		115	129,322

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Pipelines (cont’d.)
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes, 144A(g)
5.85%	01/15/41		Baa3	$60	$61,113
El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.95%	04/15/17		Baa3	60	67,901
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
5.20%	03/15/20		Baa2	40	42,413
5.50%	09/15/40		Baa2	95	90,122
Enterprise Products Operating LLC, Gtd. Notes
3.20%	02/01/16		Baa3	330	335,223
5.95%	02/01/41		Baa3	70	69,523
ONEOK Partners LP, Gtd. Notes
3.25%	02/01/16		Baa2	140	142,399
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes
5.75%	01/15/20		Baa3	200	216,815
6.50%	05/01/18		Baa3	85	96,278
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes
6.875%	12/01/18		B1	225	232,875
Southeast Supply Header LLC,
Sr. Notes, 144A(g)
4.85%	08/15/14		Baa3	130	138,678
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20		Baa3	140	134,385
6.30%	04/15/40		Baa3	170	176,238

					2,156,872

Real Estate — 0.2%
AMB Property LP, Gtd. Notes
4.50%	08/15/17	(a)	Baa2	155	155,100
6.625%	12/01/19		Baa2	125	136,124
Regency Centers LP, Gtd. Notes
5.875%	06/15/17		Baa2	85	94,219
WEA Finance LLC,(g) Gtd. Notes, 144A
4.625%	05/10/21		A2	175	169,830
7.50%	06/02/14		A2	105	121,026

					676,299

Real Estate Investment Trusts — 0.2%
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
5.90%	04/01/20		Baa1	20	21,913
6.00%	07/15/12		Baa1	110	115,041
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17		Baa2	150	155,099
Kilroy Realty LP, Gtd. Notes
4.80%	07/15/18		Baa3	145	142,548
6.625%	06/01/20		Baa3	160	171,851

SEE NOTES TO FINANCIAL STATEMENTS.

A418

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trusts (cont’d.)
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.00%	03/31/16	Ba1		$190	$203,562
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.125%	11/30/15	Baa3		50	49,508

					859,522

Retail & Merchandising — 0.3%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.40%	03/01/16	Baa1		360	402,269
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.125%	04/15/16	A1		130	129,459
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12	Ba1		140	143,547
5.90%	12/01/16	Ba1		25	28,064
Nordstrom, Inc.,
Sr. Unsec’d. Notes(a)
4.75%	05/01/20	Baa1		80	84,059
O’Reilly Automotive, Inc.,
Gtd. Notes
4.875%	01/14/21	Baa3		200	200,970
QVC, Inc.,
Sr. Sec’d. Notes, 144A(g)
7.50%	10/01/19	Ba2		360	381,600

					1,369,968

Semiconductors — 0.1%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.75%	08/01/20	Ba3		200	206,000
Broadcom Corp.,
Sr. Unsec’d. Notes, 144A(g)
2.375%	11/01/15	A2		55	54,456

					260,456

Telecommunications — 0.9%
American Tower Corp.,
Sr. Unsec’d. Notes
4.50%	01/15/18	Baa3		115	114,947
7.25%	05/15/19(a)	Baa3		231	260,606
AT&T, Inc.,
Sr. Unsec’d. Notes
5.875%	04/28/17	A2	GBP	100	177,169
6.55%	02/15/39	A2		655	718,424
Avaya, Inc.,
Gtd. Notes
9.75%	11/01/15	Caa2		400	408,000
Sr. Sec’d. Notes, 144A(g)
7.00%	04/01/19	B1		375	362,812
CommScope, Inc.,
Gtd. Notes, 144A(a)(g)
8.25%	01/15/19	B3		200	206,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
NII Capital Corp.,
Gtd. Notes
8.875%	12/15/19	B2		$25	$27,594
10.00%	08/15/16	B2		339	393,240
PAETEC Holding Corp.,
Sr. Sec’d. Notes
8.875%	06/30/17	Ba3		200	210,000
SBA Telecommunications, Inc.,
Gtd. Notes
8.00%	08/15/16	B1		435	462,731
8.25%	08/15/19	B1		50	53,500
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
8.375%	08/15/17	B1		200	219,750
Verizon Virginia, Inc.,
Sr. Unsec’d. Notes
4.625%	03/15/13	A-(d)		185	195,192
Viasat, Inc.,
Gtd. Notes
8.875%	09/15/16	B1		125	132,500

					3,942,465

Tobacco — 0.1%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes, MTN
5.875%	09/04/15	A2	EUR	100	160,468
Reynolds American, Inc.,
Gtd. Notes
7.25%	06/01/13	Baa3		245	270,860

					431,328

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.05%	03/01/41	A3		150	139,779
5.40%	06/01/41	A3		180	176,863
GATX Corp.,(a)
Sr. Notes
4.85%	06/01/21	Baa1		190	188,531
Sr. Unsec’d. Notes
3.50%	07/15/16	Baa1		95	97,347

					602,520

Utilities — 1.1%
AGL Capital Corp.,
Gtd. Notes
5.25%	08/15/19	Baa1		125	134,095
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A(g)
6.75%	10/15/39	Baa3		160	163,678
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2		170	181,132
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.90%	10/01/16	Baa2		290	333,229

SEE NOTES TO FINANCIAL STATEMENTS.

A419

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Utilities (cont’d.)
Black Hills Corp.,
Sr. Unsec’d. Notes
6.50%	05/15/13	Baa3	$190	$205,351
Calpine Corp.,
Sr. Sec’d. Notes, 144A(g)
7.50%	02/15/21	B1	375	382,500
Constellation Energy Group, Inc.,
Sr. Unsec’d. Notes
5.15%	12/01/20	Baa3	270	276,701
Consumers Energy Co.,
First Mortgage
6.00%	02/15/14	A3	170	189,077
Duke Energy Carolinas LLC,
First Mortgage
5.30%	02/15/40	A1	165	166,965
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.25%	10/01/39	A3	150	151,597
Georgia Power Co.,
Sr. Unsec’d. Notes
4.75%	09/01/40	A3	195	178,642
LG&E and KU Energy LLC, Notes, 144A(g)
2.125%	11/15/15	Baa2	165	161,008
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	11/15/39	A3	250	259,884
Nevada Power Co., General Ref. Mortgage
5.45%	05/15/41	Baa2	170	169,019
6.65%	04/01/36	Baa2	125	144,312
Nisource Finance Corp., Gtd. Notes
5.95%	06/15/41	Baa3	210	205,704
6.25%	12/15/40	Baa3	80	81,972
NRG Energy, Inc., Gtd. Notes, 144A(a)(g)
7.625%	01/15/18	B1	325	325,812
Public Service Co. of Colorado, First Mortgage
3.20%	11/15/20	A2	135	128,686
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.15%	12/01/19	Baa1	100	106,242
Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN
5.375%	11/01/39	A2	265	270,268
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.15%	05/15/37	Baa1	230	254,937
West Penn Power Co., First Mortgage, 144A(g)
5.95%	12/15/17	A3	130	148,086

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

CORPORATE OBLIGATIONS (Continued)
Utilities (cont’d.)
Westar Energy, Inc.,
First Mortgage
5.10%	07/15/20	Baa1		$145	$155,755

					4,774,652

TOTAL CORPORATE OBLIGATIONS (cost $62,830,876)					65,088,477

FOREIGN BONDS — 53.8%
Argentina — 0.1%
Aeropuertos Argentina 2000 SA,
Sr. Sec’d. Notes, 144A
10.75%	12/01/20	B2		98	105,480
Banco de Galicia y Buenos Aires,
Sr. Unsec’d. Notes, 144A
8.75%	05/04/18	B2		200	201,000
IRSA Inversiones y Representaciones SA,
Sr. Unsec’d. Notes, 144A
11.50%	07/20/20	B(d)		200	224,858

					531,338

Australia — 0.5%
Australia & New Zealand Banking Group Ltd., Sub. Notes, MTN
5.125%	09/10/19	Aa2	EUR	100	144,753
Commonwealth Bank of Australia,
Sr. Unsec’d. Notes, 144A(g)
3.75%	10/15/14	Aa2		145	152,343
Sr. Unsec’d. Notes, MTN
3.875%	12/14/15	Aa1	EUR	100	164,361
Sub. Notes, MTN
5.50%	08/06/19	Aa2	EUR	150	222,432
FMG Resources August 2006 Pty Ltd., Gtd. Notes, 144A(g)
7.00%	11/01/15	B1		100	102,000
National Australia Bank Ltd.,
Sr. Unsec’d. Notes, MTN
5.375%	12/08/14	Aa1	GBP	100	174,098
Rio Tinto Finance USA Ltd., Gtd. Notes(a)
4.125%	05/20/21	A3		310	307,926
Wesfarmers Ltd., Gtd. Notes, 144A(g)
2.983%	05/18/16	Baa1		135	135,399
Sr. Unsec’d. Notes, MTN
3.875%	07/10/15	Baa1	EUR	100	147,420
Westfield Europe Finance PLC/WEA Finance LLC, Gtd. Notes
3.625%	06/27/12	A2	EUR	100	146,048
Westpac Banking Corp.,
Sr. Unsec’d. Notes, MTN
4.25%	09/22/16	Aa1	EUR	150	223,473
5.00%	10/21/19	Aa1	GBP	50	80,998
Woodside Finance Ltd., Gtd. Notes, 144A(g)
4.50%	11/10/14	Baa1		70	74,999

					2,076,250

SEE NOTES TO FINANCIAL STATEMENTS.

A420

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN BONDS (Continued)
Austria — 0.1%
Republic of Austria,
Sr. Unsec’d. Notes
6.25%	07/15/27	Aaa	EUR	236	$437,379
Telekom Finanzmanagement GmbH,
Gtd. Notes
6.375%	01/29/16	A3	EUR	120	192,154

					629,533

Belgium — 0.5%
Anheuser-Busch InBev NV,
Gtd. Notes, MTN
6.50%	06/23/17	Baa1	GBP	50	91,121
8.625%	01/30/17	Baa1	EUR	125	228,326
Belgium Government,
Bonds
4.00%	03/28/18	Aa1	EUR	229	337,456
5.00%	03/28/35	Aa1	EUR	863	1,301,671
Delhaize Group SA,
Gtd. Notes
5.625%	06/27/14	Baa3	EUR	200	309,817

					2,268,391

Bermuda — 0.2%
Bacardi Ltd.
Gtd. Notes, MTN
7.75%	04/09/14	Baa1	EUR	150	242,938
China Oriental Group Co. Ltd.,
Sr. Sec’d. Notes, 144A
8.00%	08/18/15	Ba1		$200	203,000
Digicel Group Ltd.,
Sr. Unsec’d. Notes
8.875%	01/15/15	Caa1		340	347,650
Weatherford International Ltd.,
Gtd. Notes
6.75%	09/15/40(a)	Baa2		250	267,743
9.625%	03/01/19	Baa2		40	51,658

					1,112,989

Brazil — 1.3%
BR Malls International Finance Ltd.,
Gtd. Notes
9.75%	11/29/49	BB-(d)		100	105,750
Brazil Notas do Tesouro Nacional, Series B,
Bonds
6.00%	08/15/20	Baa3	BRL	1,559	2,026,680
Notes
6.00%	05/15/15	Baa3	BRL	893	1,147,249
Brazil Notas do Tesouro Nacional, Series F,
Notes
10.00%	01/01/12	Baa3	BRL	1,050	664,794
10.00%	01/01/21	Baa3	BRL	2,229	1,248,293
Telemar Norte Leste SA,
Sr. Unsec’d. Notes, 144A
5.50%	10/23/20	Baa2		129	127,388

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN BONDS (Continued)
Brazil (cont’d.)
Votorantim Cimentos SA,
Gtd. Notes, 144A
5.25%	04/28/17(g)	Baa3	EUR	100	$ 145,934
7.25%	04/05/41	Baa3		$200	197,500

					5,663,588

Canada — 4.5%
Canada Housing Trust No. 1, Gov’t.
Gtd. Notes, 144A(g)
4.80%	06/15/12	Aaa	CAD	705	755,109
Canadian Government,
Bonds
3.50%	06/01/13	Aaa	CAD	1,045	1,122,634
3.50%	06/01/20	Aaa	CAD	2,723	2,928,626
4.00%	06/01/16	Aaa	CAD	1,133	1,265,854
4.50%	06/01/15	Aaa	CAD	2,004	2,264,918
5.00%	06/01/37	Aaa	CAD	566	726,935
5.25%	06/01/12	Aaa	CAD	964	1,035,926
5.75%	06/01/33	Aaa	CAD	337	466,594
Notes
3.75%	06/01/19	Aaa	CAD	3,058	3,365,021
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.25%	03/15/38	Baa1		225	244,478
Connacher Oil and Gas Ltd.,
Sr. Sec’d. Notes, 144A(g)
8.50%	08/01/19	Caa2		400	380,000
Kinder Morgan Finance Co. ULC,
Gtd. Notes
5.70%	01/05/16	Ba1		300	316,125
Province of Ontario,
Bonds
4.20%	06/02/20	Aa1	CAD	1,455	1,555,098
Province of Quebec,
Bonds
5.00%	12/01/38	Aa2	CAD	655	738,270
Royal Bank of Canada,
Covered Bonds
4.625%	01/22/18	Aaa	EUR	1,540	2,383,119
Talisman Energy, Inc.,
Sr. Unsec’d. Notes(a)
3.75%	02/01/21	Baa2		270	255,226
Teck Resources Ltd.,
Sr. Sec’d. Notes
10.25%	05/15/16	Baa2		49	58,555
Thomson Reuters Corp.,
Gtd. Notes
6.50%	07/15/18	Baa1		270	315,001

					20,177,489

Cayman Islands — 0.7%
Country Garden Holdings Co.,
Sr. Unsec’d. Notes, 144A
11.125%	02/23/18	Ba3		200	206,000
DP World Sukuk Ltd.,
Bonds
6.25%	07/02/17	Baa3		400	413,000

SEE NOTES TO FINANCIAL STATEMENTS.

A421

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN BONDS (Continued)
Cayman Islands (cont’d.)
Embraer Overseas Ltd.,
Gtd. Notes
6.375%	01/15/20	Baa3		$125	$136,250
Fibria Overseas Finance Ltd.,
Gtd. Notes, 144A
7.50%	05/04/20	Ba1		430	468,184
Longfor Properties Co. Ltd.,
Gtd. Notes, 144A
9.50%	04/07/16	Ba3		200	205,000
Noble Holding International Ltd.,
Gtd. Notes(a)
6.05%	03/01/41	Baa1		95	97,390
Pacific Life Funding LLC,
Sec’d. Notes, MTN
5.125%	01/20/15	A1	GBP	250	421,541
Petrobras International Finance Co.,
Gtd. Notes
5.75%	01/20/20	A3		75	80,007
5.875%	03/01/18	A3		240	258,233
7.875%	03/15/19	A3		65	78,709
Principal Financial Global Funding II LLC,
Sr. Sec’d. Notes, MTN
4.50%	01/26/17	Aa3	EUR	100	142,803
TAM Capital 3, Inc.,
Gtd. Notes, 144A
8.375%	06/03/21	B(d)		200	202,500
Vale Overseas Ltd.,
Gtd. Notes
6.25%	01/23/17	Baa2		225	254,530

					2,964,147

Chile
Celulosa Arauco y Constitucion SA,
Sr. Unsec’d. Notes(a)
5.00%	01/21/21	Baa2		50	49,507

Cyprus
Mriya Agro Holding PLC,
Sr. Unsec’d. Notes
10.95%	03/30/16	B(d)		200	201,500

Czech Republic
CEZ A/S,
Sr. Unsec’d. Notes
4.125%	10/17/13	A2	EUR	150	223,424

Denmark — 0.5%
Carlsberg Breweries A/S,
Sr. Unsec’d. Notes MTN
6.00%	05/28/14	Baa2	EUR	200	312,297
7.25%	11/28/16	Baa2	GBP	50	93,178
Danske Bank A/S,
Jr. Sub. Notes, MTN
6.00%(c)	03/20/16	Baa2	EUR	100	145,166
Kingdom of Denmark,
Bonds
5.00%	11/15/13	Aaa	DKK	7,590	1,581,839

					2,132,480

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN BONDS (Continued)
France — 2.2%
Autoroutes du Sud de la France,
Sr. Unsec’d. Notes, MTN
7.375%	03/20/19	Baa1	EUR	100	$176,901
AXA SA,
Sub. Notes, MTN
5.25%(c)	04/16/40	A3	EUR	150	198,547
Banque PSA Finance,
Sr. Unsec’d. Notes, 144A(g)
4.375%	04/04/16	Baa1		$290	295,937
Sr. Unsec’d. Notes, MTN
3.625%	04/29/14	Baa1	EUR	150	217,114
BPCE SA,
Sr. Unsec’d. Notes, 144A(g)
2.375%	10/04/13	Aa3		165	165,113
Casino Guichard Perrachon SA,
Sr. Unsec’d. Notes, MTN
4.875%	04/10/14	BBB-(d)	EUR	100	151,909
6.375%	04/04/13	BBB-(d)	EUR	50	77,075
Cie de St-Gobain
Sr. Unsec’d. Notes, MTN
4.00%	10/08/18	Baa2	EUR	170	245,116
Cie Generale de Geophysique-Veritas,
Gtd. Notes
9.50%	05/15/16	Ba3		200	218,500
EDF SA,
Sr. Unsec’d. Notes, MTN
6.875%	12/12/22	Aa3	GBP	50	93,837
Electricite de France,
Sr. Unsec’d. Notes, 144A(g)
6.95%	01/26/39	Aa3		135	157,908
Sr. Unsec’d. Notes, MTN
6.25%	01/25/21	Aa3	EUR	100	169,524
Eutelsat SA,
Sr. Unsec’d. Notes
4.125%	03/27/17	BBB(d)	EUR	100	145,568
French Government,
Bonds
5.75%	10/25/32	Aaa	EUR	2,629	4,683,576
GDF Suez,
Sr. Unsec’d. Notes, MTN
5.625%	01/18/16	A1	EUR	280	448,206
HSBC France,
Sr. Unsec’d. Notes, MTN
4.875%	01/15/14	Aa3	EUR	100	152,611
Lafarge SA,
Sr. Unsec’d. Notes, MTN
6.25%	04/13/18	Baa3	EUR	250	362,416
Legrand SA,
Sr. Unstec’d. Notes
4.25%	02/24/17	BBB+(d)	EUR	150	222,978
Pernod-Ricard SA,
Sr. Unsec’d. Notes
5.00%	03/15/17	Ba1	EUR	100	145,261
PPR,
Sr. Unsec’d. Notes, MTN
8.625%	04/03/14	BBB-(d)	EUR	100	165,567

SEE NOTES TO FINANCIAL STATEMENTS.

A422

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN BONDS (Continued)
France (cont’d.)
RCI Banque SA,
Sr. Unsec’d. Notes, 144A(g)
4.60%	04/12/16	Baa2		$210	$214,520
Sr. Unsec’d. Notes, MTN
4.375%	01/27/15	Baa2	EUR	186	274,065
Societe Generale,
Sr. Unsec’d. Notes, 144A(a)(g)
3.50%	01/15/16	Aa2		190	187,905
Sr. Unsec’d. Notes, MTN
5.25%	03/28/13	Aa2	EUR	150	225,514
Sub. Notes, MTN
5.40%	01/30/18	Aa3	GBP	50	78,319
6.125%	08/20/18	Aa3	EUR	100	153,730
TPSA Eurofinance France SA,
Gtd. Notes, MTN
6.00%	05/22/14	A3	EUR	100	156,312
Veolia Environnement SA,
Sr. Unsec’d. Notes, MTN
4.875%	05/28/13	A3	EUR	200	302,673

					10,086,702

Germany — 9.5%
BASF SE,
Sr. Unsec’d. Notes, MTN
5.875%	03/31/17	A1	GBP	50	90,127
Bayer AG,
Sr. Unsec’d. Notes, MTN
5.625%	05/23/18	A3	GBP	100	176,569
Bundesrepublik Deutschland, Bonds
2.50%	01/04/21	Aaa	EUR	5,364	7,483,293
3.25%	07/04/15	Aaa	EUR	2,266	3,431,631
3.50%	01/04/16	Aaa	EUR	880	1,346,582
4.00%	01/04/37	Aaa	EUR	3,718	5,567,511
4.25%	01/04/14	Aaa	EUR	8,591	13,233,090
Deutsche Bank AG,
Sub. Notes, MTN
5.00%	06/24/20	BBB+(d)	EUR	150	213,577
German Treasury Bill
1.022%(s)	09/28/11	NR	EUR	3,200	4,627,837
Hypothekenbank In Essen AG,
Jumbo Pfandbrief
3.875%	11/21/13	Aaa	EUR	1,103	1,653,964
Kreditanstalt Fuer Wiederaufbau,
Gov’t. Gtd. Notes
4.70%	06/02/37	Aaa	CAD	523	543,874
5.50%	12/07/15	Aaa	GBP	1,040	1,888,748
Gov’t. Gtd. Notes, MTN
6.00%	08/20/20	Aaa	AUD	1,599	1,678,890
MAN SE,
Sr. Unsec’d. Notes, MTN
7.25%	05/20/16	A3	EUR	40	67,825
Merck Financial Services GmbH,
Gtd. Notes, MTN
3.375%	03/24/15	Baa2	EUR	100	146,579

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN BONDS (Continued)
Germany (cont’d.)
Muenchener Rueckversicherungs AG,
Jr. Sub. Notes
5.767%(c)	06/29/49	A3	EUR	100	$132,689
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A(g)
8.125%	12/01/17	B1		$275	292,188

					42,574,974

Guernsey — 0.1%
Credit Suisse Group Finance Guernsey Ltd.,
Bank Gtd. Notes
6.375%	06/07/13	Aa3	EUR	185	283,231

Hungary — 0.1%
Hungary Government,
Bonds
6.75%	02/24/17	Baa3	HUF	43,400	230,594

India — 0.1%
ICICI Bank Ltd.,
Sr. Sub. Notes
6.375%(c)	04/30/22	Ba1		400	390,000

Ireland — 0.5%
Cloverie PLC for Zurich Insurance Co. Ltd.,
Sub. Notes, MTN
7.50%(c)	07/24/39	A2	EUR	150	235,665
GE Capital European Funding,
Gtd. Notes, MTN
4.625%	02/22/27	Aa2	EUR	200	266,816
5.25%	05/18/15	Aa2	EUR	200	309,215
GE Capital UK Funding,
Gtd. Notes, MTN
5.625%	12/12/14	Aa2	GBP	200	348,890
Ireland Government,
Bonds
5.00%	04/18/13	Baa3	EUR	815	1,034,144

					2,194,730

Italy — 3.9%
Atlantia SpA,
Gtd. Notes, MTN
5.625%	05/06/16	A3	EUR	200	315,101
6.25%	06/09/22	A3	GBP	30	51,143
Banca Monte dei Paschi di Siena SpA,
Sr. Unsec’d. Notes, MTN
4.75%	04/30/14	A2	EUR	200	297,128
Enel SpA,
Sr. Unsec’d. Notes
5.25%	01/14/15	A2	EUR	160	246,879
Sr. Unsec’d. Notes, MTN
6.25%	06/20/19	A2	GBP	50	85,867
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, MTN
3.875%	04/01/15	Aa2	EUR	100	144,644
4.00%	11/08/18	Aa2	EUR	100	137,777
Sub. Notes, MTN
4.375%(c)	06/26/18	Aa3	EUR	200	288,233

SEE NOTES TO FINANCIAL STATEMENTS.

A423

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN BONDS (Continued)
Italy (cont’d.)
Italy Buoni Poliennali del Tesoro,
Bonds
2.00%	06/01/13		Aa2	EUR	1,852	$2,631,549
3.75%	03/01/21		Aa2	EUR	1,997	2,681,432
4.25%	08/01/14		Aa2	EUR	1,471	2,168,807
4.50%	02/01/18		Aa2	EUR	390	570,222
5.00%	09/01/40		Aa2	EUR	1,594	2,112,389
6.00%	05/01/31		Aa2	EUR	1,025	1,573,070
7.25%	11/01/26		Aa2	EUR	391	685,631
Sr. Unsec’d. Notes
5.25%	08/01/17		Aa2	EUR	803	1,227,475
Lottomatica SpA,
Gtd. Notes
5.375%	12/05/16		Baa3	EUR	150	219,492
Telecom Italia SpA,
Sr. Unsec’d. Notes, MTN
7.875%	01/22/14		Baa2	EUR	50	79,902
8.25%	03/21/16		Baa2	EUR	190	312,196
UniCredit SpA,
Covered Bonds, MTN
4.25%	07/29/17		Aaa	EUR	750	1,095,603
Jr. Sub. Notes, MTN
6.10%	02/28/12		Baa1	EUR	43	63,419
Sub. Notes, MTN
5.75%	09/26/17		A1	EUR	250	356,489

						17,344,448

Japan — 11.2%
Japanese Government,
Sr. Unsec’d. Notes
1.30%	03/20/15		Aa2	JPY	512,250	6,589,595
1.30%	06/20/20		Aa2	JPY	475,650	6,067,842
1.40%	09/20/15		Aa2	JPY	480,000	6,217,677
1.40%	03/20/18		Aa2	JPY	186,200	2,425,182
1.50%	06/20/19		Aa2	JPY	254,450	3,320,464
1.70%	03/20/17		Aa2	JPY	477,700	6,324,403
1.70%	09/20/17		Aa2	JPY	115,300	1,528,867
1.90%	03/20/25		Aa2	JPY	383,050	4,984,189
2.00%	12/20/33		Aa2	JPY	108,450	1,357,830
2.30%	06/20/28		Aa2	JPY	627,900	8,426,183
2.30%	03/20/40		Aa2	JPY	213,000	2,805,483

						50,047,715

Luxembourg — 0.8%
AON Financial Services Luxembourg SA,
Gtd. Notes
6.25%	07/01/14		Baa2	EUR	100	154,832
ArcelorMittal,
Sr. Unsec’d. Notes
3.75%	08/05/15		Baa3		$310	316,980
9.375%	06/03/16		Baa3	EUR	160	278,050
Enel Finance International NV,
Gtd. Notes, 144A
5.125%	10/07/19		A2		100	101,112
6.00%	10/07/39	(g)	A2		175	158,128
Gtd. Notes, 144A, MTN(g)
4.00%	09/14/16		A2	EUR	70	103,144

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN BONDS (Continued)
Luxembourg (cont’d.)
Finmeccanica Finance SA,
Gtd. Notes, MTN
5.75%	12/12/18	A3	EUR	225	$350,531
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes, MTN
6.605%	02/13/18	Baa1	EUR	310	489,784
Holcim US Finance Sarl & Cie SCS,
Gtd. Notes, 144A(g)
6.00%	12/30/19	Baa2		$135	144,259
Intelsat Jackson Holdings SA,
Gtd. Notes, 144A(g)
7.25%	04/01/19	B3		400	397,000
MHP SA,
Gtd. Notes
10.25%	04/29/15	B3		250	267,175
Michelin Luxembourg SCS,
Gtd. Notes, MTN
8.625%	04/24/14	Baa2	EUR	80	133,594
Telecom Italia Capital SA,
Gtd. Notes
5.25%	11/15/13	Baa2		385	404,162
Telecom Italia Finance SA,
Gtd. Notes, MTN
6.875%	01/24/13	Baa2	EUR	180	276,698
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A(g)
11.75%	07/15/17	B2		200	226,500

					3,801,949

Malaysia — 0.5%
Malaysian Government,
Sr. Unsec’d. Notes
3.70%	05/15/13	A3	MYR	2,000	669,404
3.718%	06/15/12	A3	MYR	1,195	399,024
4.012%	09/15/17	A3	MYR	3,245	1,091,973

					2,160,401

Mexico — 2.0%
America Movil SAB de CV,
Gtd. Notes
6.375%	03/01/35	A2		240	257,972
Coca-Cola Femsa SAB de CV,
Sr. Unsec’d. Notes
4.625%	02/15/20	A3		140	143,158
Controladora Mabe SA CV,
Gtd. Notes, 144A
7.875%	10/28/19	BBB-(d)		210	233,100
Grupo Petrotemex SA de CV,
Sr. Unsec’d. Notes, 144A
9.50%	08/19/14	BB(d)		200	220,500
Grupo Televisa SA,
Sr. Unsec’d. Notes(a)
6.625%	01/15/40	Baa1		615	647,287
Mexican Bonos,
Bonds
8.50%	12/13/18	Baa1	MXN	47,369	4,476,835
8.50%	11/18/38	Baa1	MXN	20,273	1,805,015
10.00%	12/05/24	Baa1	MXN	9,117	959,610

					8,743,477

SEE NOTES TO FINANCIAL STATEMENTS.

A424

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN BONDS (Continued)
Netherlands — 2.8%
Adecco International Financial Services BV,
Gtd. Notes, MTN
4.75%	04/13/18	Baa3	EUR	100	$146,367
Akzo Nobel NV,
Gtd. Notes
7.25%	03/27/15	Baa1	EUR	80	131,812
Gtd. Notes, MTN
8.00%	04/06/16	Baa1	GBP	50	95,790
Allianz Finance II BV,
Gtd. Notes
6.50%(c)	01/13/25	A2	EUR	144	216,634
Arcos Dorados BV,
Gtd. Notes, 144A
7.50%	10/01/19	Ba2		$300	325,234
Bank Nederlandse Gemeenten,
Sr. Unsec’d. Notes
4.125%	06/28/16	Aaa	EUR	2,530	3,859,143
Sr. Unsec’d. Notes, MTN
2.50%	01/18/16	Aaa	EUR	1,817	2,587,724
BMW Finance NV,
Gtd. Notes, MTN
8.875%	09/19/13	A3	EUR	180	295,213
CRH Finance BV,
Gtd. Notes, MTN
7.375%	05/28/14	Baa1	EUR	100	159,895
Daimler International Finance BV,
Gtd. Notes, MTN
7.875%	01/16/14	A3	EUR	185	300,715
Deutsche Telekom International Finance BV,
Gtd. Notes
8.125%	05/29/12	Baa1	EUR	50	76,415
Gtd. Notes, MTN
4.50%	10/25/13	Baa1	EUR	100	151,293
DTEK Finance BV,
Gtd. Notes
9.50%	04/28/15	B2		200	211,000
E.ON International Finance BV,
Gtd. Notes, MTN
5.50%	01/19/16	A2	EUR	270	427,401
5.75%	05/07/20	A2	EUR	50	81,931
6.00%	10/30/19	A2	GBP	100	179,755
EDP Finance BV,
Sr. Unsec’d. Notes, 144A(g)
4.90%	10/01/19	Baa1		47	40,266
5.375%	11/02/12	Baa1		113	113,148
Sr. Unsec’d. Notes, MTN
4.75%	09/26/16	Baa1	EUR	100	128,270
Heineken NV,
Sr. Unsec’d. Notes, MTN
7.25%	03/10/15	NR	GBP	80	145,385
ING Bank NV,
Sub. Notes, MTN
5.50%	01/04/12	A1	EUR	140	205,616
KBC Internationale Financieringsmaatschappij NV,
Bank Gtd. Notes, MTN
3.875%	03/31/15	Aa3	EUR	105	150,230

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN BONDS (Continued)
Netherlands (cont’d.)
Koninklijke KPN NV,
Sr. Unsec’d. Notes, MTN
4.50%	03/18/13	Baa2	EUR	100	$149,659
5.75%	03/18/16	Baa2	GBP	100	174,871
7.50%	02/04/19	Baa2	EUR	50	86,469
Linde Finance BV,
Gtd. Notes
6.50%	01/29/16	A3	GBP	100	182,450
Netherlands Government, Bonds
5.50%	01/15/28	Aaa	EUR	419	737,397
Rabobank Nederland NV,
Sr. Unsec’d. Notes, MTN
4.125%	01/14/20	Aaa	EUR	360	521,040
Repsol International Finance BV,
Gtd. Notes, MTN
4.75%	02/16/17	Baa1	EUR	135	202,275
RWE Finance BV,
Gtd. Notes, MTN
6.375%	06/03/13	A2	GBP	70	121,780
6.625%	01/31/19	A2	EUR	100	170,457

					12,375,635

Peru
Banco de Credito del Peru,
Sr. Notes, 144A
5.375%	09/16/20	Baa2		$200	190,500

Poland — 0.3%
Polish Government, Bonds
5.50%	04/25/15	A2	PLN	1,901	702,255
5.50%	10/25/19	A2	PLN	1,163	417,701
5.75%	09/23/22	A2	PLN	1,244	446,445

					1,566,401

South Africa — 0.4%
Republic of South Africa, Bonds
6.75%	03/31/21	A3	ZAR	1,775	232,315
13.50%	09/15/15	A3	ZAR	8,234	1,473,810

					1,706,125

South Korea — 0.8%
Hyundai Steel Co.,
Sr. Unsec’d. Notes, 144A
4.625%	04/21/16	Baa3		200	205,409
Korea Hydro & Nuclear Power Co. Ltd.,
Sr. Unsec’d. Notes, 144A(g)
3.125%	09/16/15	A1		100	98,942
Korea Treasury Bond,
Sr. Unsec’d. Notes
4.00%	09/10/15	A1	KRW	546,030	511,415
4.50%	03/10/15	A1	KRW	1,811,300	1,724,831
5.00%	06/10/20	A1	KRW	1,055,500	1,039,388

					3,579,985

SEE NOTES TO FINANCIAL STATEMENTS.

A425

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN BONDS (Continued)
Spain — 1.4%
Banco Santander SA,
Covered Bonds
4.625%	01/20/16	Aaa	EUR	800	$1,147,981
BBVA Senior Finance SAU,
Bank Gtd. Notes, MTN
4.875%	01/23/14	Aa2	EUR	150	220,408
Gas Natural Capital Markets SA,
Gtd. Notes, MTN
5.25%	07/09/14	Baa2	EUR	150	222,959
Santander International Debt SA Unipersonal,
Bank Gtd. Notes, MTN
3.50%	03/10/15	Aa2	EUR	150	208,691
Santander Issuances SA Unipersonal,
Bank Gtd. Notes, MTN
4.75%(c)	05/29/19	Aa3	EUR	150	205,129
Spanish Government,
Sr. Unsub. Notes
4.10%	07/30/18	Aa2	EUR	1,962	2,685,878
Telefonica Emisiones SAU,
Gtd. Notes
3.992%	02/16/16	Baa1		$270	273,111
5.877%	07/15/19	Baa1		75	78,757
6.221%	07/03/17	Baa1		265	292,123
Gtd. Notes, MTN
3.661%	09/18/17	Baa1	EUR	200	272,311
4.674%	02/07/14	Baa1	EUR	150	221,481
5.375%	02/02/18	Baa1	GBP	100	163,935
5.431%	02/03/14	Baa1	EUR	150	227,510

					6,220,274

Supranational Bank — 1.6%
European Investment Bank,
Sr. Unsec’d. Notes
8.75%	08/25/17	Aaa	GBP	500	1,051,849
Sr. Unsec’d. Notes, MTN
4.75%	10/15/17	Aaa	EUR	2,640	4,176,038
6.50%	08/07/19	Aaa	AUD	1,246	1,355,974
Inter-American Development Bank,
Sr. Unsec’d. Notes
4.40%	01/26/26	Aaa	CAD	791	801,965

					7,385,826

Sweden — 0.6%
Nordea Bank AB,
Sub. Notes, 144A(g)
4.875%	05/13/21	Aa3		310	297,715
Sub. Notes, MTN
4.50%	03/26/20	Aa3	EUR	250	346,194
Securitas AB,
Sr. Unsec’d. Notes, MTN
6.50%	04/02/13	BBB+(d)	EUR	100	153,661
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, MTN
6.625%	07/09/14	A1	GBP	100	177,771
Svensk Exportkredit AB,
Sr. Unsec’d. Notes
5.125%	03/01/17	Aa1		400	452,831

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN BONDS (Continued)
Sweden (cont’d.)
Svenska Handelsbanken AB,
Sr. Unsec’d. Notes
5.50%	05/26/16	Aa2	GBP	100	$174,507
Swedish Government,
Bonds
3.75%	08/12/17	Aaa	SEK	3,930	655,248
Telefonaktiebolaget LM Ericsson,
Sr. Unsec’d. Notes, MTN
5.375%	06/27/17	Baa1	EUR	148	233,167
Volvo Treasury AB,
Gtd. Notes, MTN
9.875%	02/27/14	Baa2	EUR	75	127,052

					2,618,146

Switzerland — 0.3%
Credit Suisse London,
Sr. Unsec’d. Notes, MTN
5.125%	09/18/17	Aa1	EUR	255	392,250
UBS AG,
Sr. Unsec’d. Notes, MTN
6.25%	09/03/13	Aa3	EUR	85	131,967
6.375%	07/20/16	Aa3	GBP	100	177,139
Sub. Notes, MTN
4.50%(c)	09/16/19	A1	EUR	450	650,233

					1,351,589

Trinidad & Tobago
National Gas Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes, 144A(g)
6.05%	01/15/36	Baa1		$155	148,800

Turkey — 0.1%
Akbank TAS,
Sr. Unsec’d. Notes, 144A
5.125%	07/22/15	Ba1		400	398,000
Turkiye Garanti Bankasi AS,
Sr. Unsec’d. Notes, 144A
6.25%	04/20/21	Ba1		200	194,000

					592,000

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co.,
Sr. Unsec’d. Notes, 144A(g)
5.62%	10/25/12	A3		355	371,419
Dubai Electricity & Water Authority,
Sr. Unsec’d. Notes, 144A
7.375%	10/21/20	Ba2		200	205,000

					576,419

United Kingdom — 6.1%
Aviva PLC,
Sub. Notes, MTN
6.875%(c)	05/22/38	A3	EUR	125	181,496
BAA Funding Ltd.,
Sr. Sec’d. Notes, 144A(g)
4.875%	07/15/23	A-(d)		290	283,684

SEE NOTES TO FINANCIAL STATEMENTS.

A426

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN BONDS (Continued)
United Kingdom (cont’d.)
Barclays Bank PLC,
Covered Bonds, MTN
4.00%	10/07/19	Aaa	EUR	1,650	$2,404,368
Sr. Unsec’d. Notes
5.20%	07/10/14	Aa3		$220	237,991
6.75%	05/22/19	Aa3		110	123,481
Sr. Unsec’d. Notes, MTN
4.875%	08/13/19	Aa3	EUR	150	220,697
5.25%	05/27/14	Aa3	EUR	250	380,601
5.75%	08/17/21	Aa3	GBP	100	160,627
Sub. Notes, MTN
6.00%	01/14/21	Baa1	EUR	100	138,997
BAT International Finance PLC,
Gtd. Notes, MTN
6.375%	12/12/19	Baa1	GBP	100	180,657
BG Energy Capital PLC,
Gtd. Notes, MTN
5.875%	11/13/12	A2	GBP	60	101,341
BP Capital Markets PLC,
Gtd. Notes
3.125%	10/01/15	A2		165	169,405
Gtd. Notes, MTN
3.10%	10/07/14	A2	EUR	120	174,751
3.83%	10/06/17	A2	EUR	100	145,411
British Sky Broadcasting Group PLC,
Gtd. Notes, 144A(g)
6.10%	02/15/18	Baa1		290	324,366
British Telecommunications PLC,
Sr. Unsec’d. Notes
8.625%	03/26/20	Baa2	GBP	90	178,743
Sr. Unsec’d. Notes, MTN
6.50%	07/07/15	Baa2	EUR	50	80,711
BSKYB Finance UK PLC,
Gtd. Notes
5.75%	10/20/17	Baa1	GBP	200	352,288
Centrica PLC,
Sr. Unsec’d. Notes, MTN
5.125%	12/10/14	A3	GBP	100	173,621
7.125%	12/09/13	A3	EUR	100	159,978
Ensco PLC,
Sr. Unsec’d. Notes(a)
3.25%	03/15/16	Baa1		285	289,376
Experian Finance PLC,
Gtd. Notes, MTN
4.75%	02/04/20	Baa1	EUR	160	239,236
G4S PLC,
Sr. Unsec’d. Notes, MTN
7.75%	05/13/19	BBB(d)	GBP	50	92,506
HBOS PLC,
Sub. Notes, 144A(g)
6.00%	11/01/33	Baa3		180	137,197
HSBC Holdings PLC,
Sr. Unsec’d. Notes
5.10%	04/05/21	Aa2		410	420,161
Sr. Unsec’d. Notes, MTN
4.50%	04/30/14	Aa2	EUR	75	112,970

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN BONDS (Continued)
United Kingdom (cont’d.)
Sub. Notes
6.50%	05/02/36	A1		$135	$138,884
9.875%	04/08/18	Aa3	GBP	200	354,686
Sub. Notes, MTN
6.25%	03/19/18	A1	EUR	350	539,235
Imperial Tobacco Finance PLC,
Gtd. Notes, MTN
4.375%	11/22/13	Baa3	EUR	200	299,521
6.875%	06/13/12	Baa3	GBP	200	335,368
Intercontinental Hotels Group PLC,
Gtd. Notes, MTN
6.00%	12/09/16	BBB(d)	GBP	50	85,093
ITV PLC,
Gtd. Notes
10.00%	06/30/14	Ba2	EUR	80	130,515
Kingfisher PLC,
Sr. Unsec’d. Notes, MTN
5.625%	12/15/14	Baa3	GBP	80	137,671
Legal & General Group PLC,
Sub. Notes, MTN
4.00%(c)	06/08/25	Baa1	EUR	120	158,483
Lloyds TSB Bank PLC,
Sr. Unsec’d. Notes, MTN
6.375%	06/17/16	Aa3	EUR	200	304,770
Sub. Notes, MTN
6.50%	03/24/20	Baa2	EUR	250	337,097
Marks & Spencer PLC,
Sr. Unsec’d. Notes, MTN
5.625%	03/24/14	Baa3	GBP	50	84,769
MetLife of Connecticut Institutional Funding Ltd.,
Sr. Sec’d. Notes
5.75%	12/06/11	Aa3	GBP	80	130,037
MU Finance PLC,
Sr. Sec’d. Notes, 144A(a)(g)
8.375%	02/01/17	NR		300	319,500
National Express Group PLC,
Sr. Notes, MTN
6.25%	01/13/17	Baa3	GBP	100	170,006
National Grid PLC,
Sr. Unsec’d. Notes, MTN
5.00%	07/02/18	Baa1	EUR	150	231,638
6.125%	04/15/14	Baa1	GBP	50	87,389
6.50%	04/22/14	Baa1	EUR	100	158,584
Nationwide Building Society,
Covered Bonds, MTN
4.375%	02/28/22	Aaa	EUR	750	1,071,886
Sr. Unsec’d. Notes
3.75%	01/20/15	Aa3	EUR	170	243,108
Sr. Unsec’d. Notes, MTN
5.625%	09/09/19	Aa3	GBP	100	162,521
Next PLC,
Sr. Unsec’d. Notes
5.875%	10/12/16	Baa2	GBP	50	86,489
OTE PLC,
Gtd. Notes, MTN
4.625%	05/20/16	Baa3	EUR	100	120,001

SEE NOTES TO FINANCIAL STATEMENTS.

A427

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)

FOREIGN BONDS (Continued)
United Kingdom (cont’d.)
PPL WEM Holdings PLC,
Sr. Unsec’d. Notes, 144A(a)(g)
3.90%	05/01/16	Baa3		$255	$261,676

Rentokil Initial PLC,
Gtd. Notes, MTN
4.625%	03/27/14	BBB-(d)	EUR	100	147,501
5.75%	03/31/16	BBB-(d)	GBP	50	83,799
Rolls-Royce PLC,
Gtd. Notes
6.75%	04/30/19	A3	GBP	100	186,173
Royal Bank of Scotland PLC (The),
Gtd. Notes
3.40%	08/23/13	Aa3		235	240,464
Sr. Sub. Notes, MTN
6.00%	05/10/13	Baa3	EUR	150	224,020
Sr. Unsec’d. Notes, MTN
5.375%	09/30/19	Aa3	EUR	100	140,161
5.75%	05/21/14	Aa3	EUR	150	227,796
Scottish Power UK PLC,
Sr. Unsec’d. Notes
8.375%	02/20/17	A3	GBP	100	195,314
Severn Trent Utilities Finance PLC,
Gtd. Notes, MTN
5.25%	03/11/16	A3	EUR	150	234,145
Standard Chartered Bank,
Sub. Notes, MTN
5.875%	09/26/17	A2	EUR	350	527,262
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A(g)
3.85%	04/27/15	A2		290	300,206
Sr. Unsec’d. Notes, MTN
6.50%	04/28/14	A2	GBP	100	177,690
Tesco PLC,
Sr. Unsec’d. Notes, MTN
5.875%	09/12/16	A3	EUR	125	202,672
6.125%	02/24/22	A3	GBP	50	86,734
United Kingdom Gilt,
Bonds
4.25%	06/07/32	Aaa	GBP	3,194	5,144,069
4.25%	09/07/39	Aaa	GBP	2,364	3,779,433
4.50%	03/07/19	Aaa	GBP	574	1,016,105
UnumProvident Finance Co. PLC,
Gtd. Notes, 144A(g)
6.85%	11/15/15	Baa3		125	139,923
Vodafone Group PLC,
Sr. Unsec’d. Notes, MTN
8.125%	11/26/18	Baa1	GBP	100	200,672
West China Cement Ltd.,
Gtd. Notes, 144A
7.50%	01/25/16	Ba3		200	192,000
WPP PLC,
Gtd. Notes, MTN
6.625%	05/12/16	Baa3	EUR	175	283,239

					27,142,965

TOTAL FOREIGN BONDS
(cost $228,773,667)					241,343,522

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

MUNICIPAL BONDS — 1.1%
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds
4.839%	01/01/41	Aa1	$280	$260,061

California — 0.2%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3	165	177,534
East Bay Municipal Utility District Water System,
Revenue Bonds
5.874%	06/01/40	Aa1	275	288,560
Los Angeles Department of Airports,
Revenue Bonds
7.053%	05/15/40	A1	160	171,011
San Diego County Water Authority,
Revenue Bonds
6.138%	05/01/49	Aa2	90	95,746

				732,851

Colorado
Regional Transportation District Sales Tax,
Revenue Bonds
5.00%	11/01/38	Aa2	155	160,129

District of Columbia
District of Columbia,
Revenue Bonds
5.25%	12/01/34	Aa1	155	164,181
5.591%	12/01/34	Aa1	40	41,714

				205,895

Florida — 0.1%
Florida State Board of Education,
Revenue Bonds
5.00%	07/01/20	A1	365	415,275

Illinois — 0.1%
Chicago Il O’Hare International Airport,
Revenue Bonds
6.395%	01/01/40	A1	120	125,089
Chicago Metropolitan Water Reclamation District-Greater Chicago,
General Obligation Bonds
5.72%	12/01/38	Aaa	150	155,721
Chicago Transit Authority, Series A,
Revenue Bonds
6.899%	12/01/40	Aa3	185	196,796

				477,606

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa2	125	123,406

Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds
5.754%	07/01/41	Aa3	300	318,474
5.888%	07/01/43	Aa3	120	127,094

				445,568

SEE NOTES TO FINANCIAL STATEMENTS.

A428

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

MUNICIPAL BONDS (Continued)
New York — 0.2%
Metropolitan Transportation Authority,
RevenueBonds
7.336%	11/15/39	AA(d)	$35	$42,379
New York Build America Bonds,
General Obligation Unlimited
5.846%	06/01/40	Aa2	70	72,757
New York City Housing Development Corp.,
Revenue Bonds
6.42%	11/01/27	Aa2	110	112,255
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42	Aa2	85	91,747
New York City Transitional Finance Authority,
Revenue Bonds
5.508%	08/01/37	Aa1	310	315,512
Tompkins County Industrial Development Agency,
Revenue Bonds
5.00%	07/01/37	Aa1	155	159,990

				794,640

Texas — 0.1%
Texas State Transportation Commission,
Revenue Bonds
5.178%	04/01/30	Aaa	220	225,324

Utah — 0.1%
Utah Transit Authority Sales Tax,
Revenue Bonds
5.937%	06/15/39	Aa2	265	287,424

Virginia — 0.1%
University of Virginia,
Revenue Bonds
5.00%	09/01/40	Aaa	290	280,897
Virginia Commonwealth Transportation Board,
Revenue Bonds
5.35%	05/15/35	Aa1	30	30,817
Virginia Public Building Authority,
Revenue Bonds
5.90%	08/01/30	Aa1	260	279,617

				591,331

TOTAL MUNICIPAL BONDS
(cost $4,711,245)				4,719,510

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.848%(c)	02/25/34	BB(d)	61	53,260
Series 2004-D, Class 2A2
2.881%(c)	05/25/34	BBB+(d)	36	33,500
Series 2004-H, Class 2A2
3.165%(c)	09/25/34	Ba2	43	39,010
Series 2004-I, Class 3A2
4.808%(c)	10/25/34	A1	22	21,245

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Mortgage Securities, Inc., (cont’d.)
Series 2005-J, Class 2A1
3.122%(c)	11/25/35	Caa2	$374	$302,079
Series 2005-J, Class 3A1
5.24%(c)	11/25/35	Caa1	135	125,007
Fosse Master Issuer PLC,
Series 2011-1A, Class A2, 144A (United Kingdom)(g)
1.619%(c)	10/18/54	Aaa	200	199,727
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.75%(c)	02/25/40	Aaa	44	44,825
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
4.972%(c)	09/25/35	BBB(d)	10	9,406
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.83%(c)	01/25/34	AAA(d)	107	106,190
Series 2005-AR2, Class 2A2
2.742%(c)	03/25/35	B2	74	64,974

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $1,099,331)				999,223

SOVEREIGN ISSUES — 0.7%
Bermuda Government International Bond,
Sr. Notes, 144A (Bermuda)(g)
5.603%	07/20/20	Aa2	100	110,065
Canadian Government,
Notes (Canada)
4.00%	06/01/17	Aaa	746	835,478
Chile Government International Bond,
Sr. Unsec’d. Notes (Chile)
3.875%	08/05/20	Aa3	110	110,660
Poland Government International Bond,
Sr. Unsec’d. Notes (Poland)
3.875%	07/16/15	A2	125	129,250
Republic of Brazil,
Unsub. Notes (Brazil)
11.00%	08/17/40	Baa2	185	252,247
Republic of Lithuania,
Sr. Unsec’d. Notes, 144A (Lithuania)(g)
6.75%	01/15/15	Baa1	235	259,675
Republic of South Africa,
Sr. Unsec’d. Notes (South Africa)
5.50%	03/09/20	A3	205	223,963
6.50%	06/02/14	A3	100	112,150
United Kingdom Gilt,
Bonds (United Kingdom)
3.75%	09/07/20	Aaa	371	613,205
United Mexican States,
Sr. Unsec’d. Notes, MTN (Mexico)
6.375%	01/16/13	Baa1	270	290,925

TOTAL SOVEREIGN ISSUES
(cost $2,795,748)				2,937,618

SEE NOTES TO FINANCIAL STATEMENTS.

A429

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 14.7%
Federal Home Loan Mortgage Corp.
2.702%(c)	07/01/35	$46	$47,832
2.94%(c)	09/01/32	4	4,297
4.00%	10/01/25-02/01/41	2,334	2,352,010
4.50%	11/01/18-09/01/40	4,697	4,872,669
5.00%	10/01/18-08/01/40	2,782	2,963,633
5.148%(c)	02/01/37	111	117,802
5.50%	03/01/18-01/01/40	2,265	2,450,962
5.923%(c)	12/01/36	127	137,669
5.987%(c)	10/01/36	157	169,559
6.00%	10/01/21-08/01/38	456	501,007
6.016%(c)	01/01/37	50	52,746
6.087%(c)	10/01/36	207	225,233
6.232%(c)	08/01/36	151	164,976
6.50%	03/01/32-10/01/34	925	1,042,708
7.00%	11/01/30	14	15,865
Federal National Mortgage Assoc.
2.561%(c)	11/01/35	110	115,885
3.50%	12/01/25	329	335,841
4.00%	08/01/25-12/01/40	6,128	6,204,837
4.50%	05/01/19-04/01/41	15,192	15,782,889
5.00%	03/01/18-04/01/41	8,460	9,040,030
5.50%	01/01/17-12/01/39	8,413	9,140,080
5.51%(c)	01/01/37	13	13,441
5.746%(c)	08/01/37	79	84,337
5.886%(c)	08/01/36	143	151,449
5.891%(c)	12/01/36	98	104,359
6.00%	08/01/22-10/01/38	5,341	5,876,526
6.50%	06/01/14-09/01/36	1,303	1,475,980
7.00%	12/01/29-01/01/31	25	27,961
Government National Mortgage Assoc.
4.50%	11/20/40	1,094	1,153,689
5.00%	07/15/33-09/15/39	564	612,883
5.50%	11/15/34-01/15/35	271	298,795
6.00%	12/20/37	16	17,303
6.50%	06/15/16-12/20/33	214	235,061
7.00%	03/15/13-12/15/13	13	14,067
7.50%	09/15/30-06/15/32	50	57,276

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $64,279,213)			65,861,657

U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Bonds
4.625%	02/15/40	3,340	3,482,471
6.75%	08/15/26	1,450	1,935,070
U.S. Treasury Notes
1.00%	08/31/11(k)	1,355	1,357,117
1.125%	01/15/12	1,125	1,131,065
1.25%	03/15/14	460	466,684
1.75%	08/15/12	6,690	6,801,850
2.25%	05/31/14(a)	375	390,908
2.625%	07/31/14-08/15/20	14,115	14,684,153
2.75%	02/15/19	565	570,429
3.125%	09/30/13	3,820	4,040,842

TOTAL U.S. TREASURY OBLIGATIONS (cost $34,642,271)			34,860,589

	Units	Value
WARRANTS*
Republic of Venezuela, expiring on
04/15/2020 (Venezuela) (cost $0)(g)	1,250	$34,687

TOTAL LONG-TERM INVESTMENTS (cost $413,633,727)		431,163,935

	Shares
SHORT-TERM INVESTMENT — 6.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $28,697,599;includes $13,032,526 of cash collateral for securities on loan)(b)(w)(Note 4)	28,697,599	28,697,599

TOTAL INVESTMENTS — 102.6% (cost $442,331,326)		459,861,534
Liabilities in excess of other assets(x) — (2.6)%		(11,451,696)

NET ASSETS — 100.0%		$448,409,838

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
IO	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
CSK	Czech Kruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand

SEE NOTES TO FINANCIAL STATEMENTS.

A430

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,726,323; cash collateral of $13,032,526 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2011.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation (Depreciation) (1)
Short Positions:
135	5 Year U.S. Treasury Notes	Sep. 2011	$16,032,039	$16,091,367	$(59,328)
286	10 Year U.S. Treasury Notes	Sep. 2011	35,212,705	34,985,844	226,861
11	30 Year U.S. Year Ultra Bonds	Sep. 2011	1,410,664	1,388,750	21,914

					$189,447

(1)	Cash of $912,257 and U.S. Treasury securities with an aggregate market value of $300,469 have been segregated to cover requirements for open futures contracts at June 30, 2011.

Forward foreign currency exchange contracts outstanding at June 30, 2011:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 08/18/11	Royal Bank of Canada	AUD	2,310	$2,407,985	$2,461,922	$53,937
Expiring 08/18/11	State Street Bank	AUD	135	142,000	143,997	1,997

British Pound,
Expiring 08/18/11	Charles Schwab	GBP	54	87,000	87,178	178
Expiring 08/18/11	Citigroup Global Markets	GBP	8	12,831	12,747	(84)
Expiring 08/18/11	JPMorgan Chase	GBP	80	128,000	128,441	441
Expiring 08/18/11	JPMorgan Chase	GBP	79	128,000	126,384	(1,616)
Expiring 08/18/11	Royal Bank of Scotland	GBP	1,935	3,132,512	3,102,946	(29,566)
Expiring 08/18/11	State Street Bank	GBP	79	128,000	126,629	(1,371)

Canadian Dollar,
Expiring 08/18/11	Charles Schwab	CAD	121	123,000	125,359	2,359
Expiring 08/18/11	Citigroup Global Markets	CAD	17	17,223	17,521	298
Expiring 08/18/11	JPMorgan Chase	CAD	292	297,322	302,439	5,117

Chinese Yuan,
Expiring 06/25/12	Charles Schwab	CNY	28,553	4,475,000	4,480,431	5,431
Expiring 07/07/11	Bank of America	CNY	24,019	3,600,000	3,715,728	115,728
Expiring 07/07/11	Citigroup Global Markets	CNY	22,208	3,329,000	3,435,501	106,501
Expiring 07/07/11	JPMorgan Chase	CNY	3,272	490,000	506,207	16,207
Expiring 07/07/11	JPMorgan Chase	CNY	2,298	345,000	355,557	10,557
Expiring 07/07/11	JPMorgan Chase	CNY	1,927	289,000	298,067	9,067
Expiring 07/07/11	JPMorgan Chase	CNY	1,824	277,000	282,134	5,134
Expiring 07/07/11	JPMorgan Chase	CNY	1,117	173,000	172,767	(233)
Expiring 12/19/11	JPMorgan Chase	CNY	676	105,000	105,187	187
Expiring 12/19/11	Standard Chartered PLC	CNY	25,761	3,949,000	4,007,933	58,933
Expiring 12/19/11	Standard Chartered PLC	CNY	1,996	310,000	310,503	503

SEE NOTES TO FINANCIAL STATEMENTS.

A431

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Czech Koruna,
Expiring 08/18/11	UBS Securities	CSK	9,689	$563,028	$577,575	$14,547

Danish Krone,
Expiring 08/18/11	Deutsche Bank	DKK	912	173,010	177,118	4,108
Expiring 08/18/11	JPMorgan Chase	DKK	353	68,000	68,579	579

Euro,
Expiring 08/18/11	Bank of America	EUR	396	577,000	573,388	(3,612)
Expiring 08/18/11	Charles Schwab	EUR	352	506,000	510,008	4,008
Expiring 08/18/11	Charles Schwab	EUR	342	491,000	495,728	4,728
Expiring 08/18/11	Charles Schwab	EUR	113	161,000	163,132	2,132
Expiring 08/18/11	Citigroup Global Markets	EUR	97	138,699	140,977	2,278
Expiring 08/18/11	Deutsche Bank	EUR	3,744	5,394,310	5,422,144	27,834
Expiring 08/18/11	JPMorgan Chase	EUR	4,486	6,447,783	6,496,792	49,009
Expiring 08/18/11	JPMorgan Chase	EUR	542	778,000	785,178	7,178
Expiring 08/18/11	JPMorgan Chase	EUR	57	81,000	82,268	1,268
Expiring 08/18/11	Morgan Stanley	EUR	1,348	1,918,000	1,952,544	34,544
Expiring 08/18/11	State Street Bank	EUR	527	763,000	762,989	(11)
Expiring 08/18/11	State Street Bank	EUR	209	305,000	303,332	(1,668)
Expiring 08/18/11	State Street Bank	EUR	167	240,000	241,833	1,833
Expiring 08/18/11	UBS Securities	EUR	1,707	2,456,000	2,471,942	15,942

Hungarian Forint,
Expiring 08/18/11	JPMorgan Chase	HUF	44,168	231,618	239,600	7,982

Indonesian Rupiah,
Expiring 09/27/11	Morgan Stanley	IDR	19,456,910	2,239,000	2,236,024	(2,976)

Japanese Yen,
Expiring 08/18/11	Barclays Capital Group	JPY	2,254,396	27,895,077	28,010,595	115,518
Expiring 08/18/11	Charles Schwab	JPY	32,643	404,000	405,582	1,582
Expiring 08/18/11	Charles Schwab	JPY	26,073	325,000	323,955	(1,045)
Expiring 08/18/11	JPMorgan Chase	JPY	24,968	311,000	310,230	(770)
Expiring 08/18/11	JPMorgan Chase	JPY	21,846	271,000	271,437	437
Expiring 08/18/11	JPMorgan Chase	JPY	16,216	198,868	201,481	2,613
Expiring 08/18/11	State Street Bank	JPY	15,728	197,000	195,415	(1,585)
Expiring 08/18/11	State Street Bank	JPY	12,817	160,000	159,249	(751)

Malaysian Ringgit,
Expiring 09/22/11	Charles Schwab	MYR	430	141,000	141,493	493
Expiring 09/22/11	Morgan Stanley	MYR	29,914	9,815,000	9,844,131	29,131

Mexican Peso,
Expiring 08/18/11	Charles Schwab	MXN	1,088	91,000	92,470	1,470
Expiring 08/18/11	JPMorgan Chase	MXN	942	79,000	80,060	1,060
Expiring 08/18/11	State Street Bank	MXN	4,641	394,637	394,592	(45)
Expiring 08/18/11	State Street Bank	MXN	3,205	271,081	272,486	1,405

New Taiwanese Dollar,
Expiring 08/18/11	Bank of America	TWD	45,308	1,606,000	1,578,278	(27,722)

Norwegian Krone,
Expiring 08/18/11	Charles Schwab	NOK	800	144,000	147,821	3,821
Expiring 08/18/11	Charles Schwab	NOK	422	76,000	78,020	2,020
Expiring 08/18/11	State Street Bank	NOK	39,280	7,057,246	7,257,152	199,906

Polish Zloty,
Expiring 08/18/11	JPMorgan Chase	PLN	84	30,292	30,337	45
Expiring 08/18/11	Morgan Stanley	PLN	5,057	1,815,574	1,834,025	18,451

Russian Ruble,
Expiring 09/23/11	Bank of America	RUB	125,914	4,435,000	4,468,220	33,220

Singapore Dollar,
Expiring 08/18/11	Standard Chartered PLC	SGD	7,279	5,828,019	5,926,565	98,546
Expiring 08/18/11	State Street Bank	SGD	99	80,000	80,226	226

SEE NOTES TO FINANCIAL STATEMENTS.

A432

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
South African Rand,
Expiring 08/18/11	State Street Bank	ZAR	21,423	$3,132,956	$3,144,956	$12,000

South Korean Won,
Expiring 07/14/11	Charles Schwab	KRW	163,171	151,000	152,695	1,695
Expiring 07/14/11	JPMorgan Chase	KRW	179,363	166,000	167,848	1,848
Expiring 07/14/11	JPMorgan Chase	KRW	81,878	75,000	76,621	1,621
Expiring 07/14/11	JPMorgan Chase	KRW	77,652	72,000	72,667	667
Expiring 07/14/11	JPMorgan Chase	KRW	73,834	68,000	69,094	1,094
Expiring 07/14/11	Standard Chartered PLC	KRW	8,071,337	7,361,000	7,553,141	192,141

Swedish Krona,
Expiring 08/18/11	Bank of America	SEK	14,298	2,214,000	2,253,807	39,807
Expiring 08/18/11	Charles Schwab	SEK	500	78,000	78,823	823
Expiring 08/18/11	Credit Suisse First Boston Corp.	SEK	41,001	6,447,673	6,462,882	15,209
Expiring 08/18/11	JPMorgan Chase	SEK	1,037	161,000	163,511	2,511
Expiring 08/18/11	JPMorgan Chase	SEK	909	140,000	143,325	3,325
Expiring 08/18/11	JPMorgan Chase	SEK	446	71,000	70,340	(660)

Swiss Franc,
Expiring 08/18/11	JPMorgan Chase	CHF	73	87,000	86,691	(309)
Expiring 08/18/11	UBS Securities	CHF	3,106	3,502,339	3,695,061	192,722

				$132,830,083	$134,302,011	$1,471,928

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 08/18/11	Citigroup Global Markets	BRL	8,253	$5,019,000	$5,227,182	$(208,182)

British Pound,
Expiring 08/18/11	JPMorgan Chase	GBP	172	279,111	275,314	3,797
Expiring 08/18/11	JPMorgan Chase	GBP	42	67,397	66,677	720

Canadian Dollar,
Expiring 08/18/11	JPMorgan Chase	CAD	437	449,125	452,978	(3,853)
Expiring 08/18/11	Royal Bank of Canada	CAD	5,005	5,126,901	5,182,935	(56,034)

Chinese Yuan,
Expiring 07/07/11	Cambridge Partners	CNY	27,908	4,300,152	4,317,316	(17,164)
Expiring 07/07/11	Cambridge Partners	CNY	1,276	195,000	197,347	(2,347)
Expiring 07/07/11	Citigroup Global Markets	CNY	25,552	3,808,000	3,952,800	(144,800)
Expiring 07/07/11	JPMorgan Chase	CNY	782	120,000	121,032	(1,032)
Expiring 07/07/11	Standard Chartered PLC	CNY	1,147	176,000	177,465	(1,465)

Euro,
Expiring 08/18/11	Bank of America	EUR	13,671	19,332,595	19,797,129	(464,534)
Expiring 08/18/11	Bank of America	EUR	1,488	2,113,000	2,155,085	(42,085)
Expiring 08/18/11	Bank of America	EUR	85	123,215	122,444	771
Expiring 08/18/11	Barclays Capital Group	EUR	6,426	9,407,166	9,305,802	101,364
Expiring 08/18/11	Barclays Capital Group	EUR	171	244,000	247,538	(3,538)
Expiring 08/18/11	Charles Schwab	EUR	1,475	2,103,000	2,136,549	(33,549)
Expiring 08/18/11	Charles Schwab	EUR	37	52,735	53,057	(322)
Expiring 08/18/11	JPMorgan Chase	EUR	393	558,000	568,392	(10,392)
Expiring 08/18/11	JPMorgan Chase	EUR	110	157,251	159,645	(2,394)
Expiring 08/18/11	JPMorgan Chase	EUR	104	147,202	150,849	(3,647)
Expiring 08/18/11	JPMorgan Chase	EUR	78	111,000	113,445	(2,445)
Expiring 08/18/11	Morgan Stanley	EUR	619	888,385	895,745	(7,360)

Japanese Yen,
Expiring 08/18/11	Citigroup Global Markets	JPY	53,814	665,694	668,633	(2,939)
Expiring 08/18/11	JPMorgan Chase	JPY	5,198	64,000	64,582	(582)
Expiring 08/18/11	UBS Securities	JPY	176,854	2,161,000	2,197,390	(36,390)

SEE NOTES TO FINANCIAL STATEMENTS.

A433

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Malaysian Ringgit,
Expiring 09/22/11	Morgan Stanley	MYR	6,589	$2,154,000	$2,168,332	$(14,332)

Mexican Peso,
Expiring 08/18/11	Goldman Sachs & Co.	MXN	45,701	3,869,375	3,885,712	(16,337)
Expiring 08/18/11	JPMorgan Chase	MXN	2,483	213,000	211,140	1,860
Expiring 08/18/11	JPMorgan Chase	MXN	812	68,000	69,028	(1,028)

Norwegian Krone,
Expiring 08/18/11	JPMorgan Chase	NOK	488	90,000	90,151	(151)
Expiring 08/18/11	UBS Securities	NOK	12,143	2,250,000	2,243,565	6,435

Polish Zloty,
Expiring 08/18/11	Credit Suisse First
	Boston Corp.	PLN	5,886	2,121,000	2,134,785	(13,785)

South African Rand,
Expiring 08/18/11	Citigroup Global Markets	ZAR	25,414	3,599,725	3,730,828	(131,103)
Expiring 08/18/11	JPMorgan Chase	ZAR	499	71,000	73,202	(2,202)

South Korean Won,
Expiring 07/14/11	UBS Securities	KRW	1,217,482	1,121,995	1,139,317	(17,322)
Expiring 07/14/11	UBS Securities	KRW	1,196,049	1,089,002	1,119,260	(30,258)

				$74,316,026	$75,472,651	$(1,156,625)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 –

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Warrants	$—	$34,687	$—
Asset-Backed Securities	—	5,981,928	—
Commercial Mortgage-Backed Securities	—	9,336,724	—
Corporate Obligations	—	65,088,477	—
Foreign Bonds	—	241,343,522	—
Municipal Bonds	—	4,719,510	—
Residential Mortgage-Backed Securities	—	999,223	—
Sovereign Issues	—	2,937,618	—
U.S. Government Mortgage-Backed Securities	—	65,861,657	—
U.S. Treasury Obligations	—	34,860,589	—
Affiliated Money Market Mutual Fund	28,697,599	—	—
Other Financial Instruments*
Futures	189,447	—	—
Foreign Forward Currency Contracts	—	315,303	—

Total	$28,887,046	$431,479,238	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A434

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Sovereign Issues	36.7%
U.S. Government Mortgage-Backed Securities	14.7
Financial – Bank & Trust	9.9
U.S. Treasury Obligations	7.8
Affiliated Money Market Mutual Fund (2.9% represents investments purchased with collateral from securities on loan)	6.4
Financial Services	6.0
Oil & Gas	2.2
Telecommunications	2.1
Commercial Mortgage-Backed Securities	2.1
Utilities	1.4
Asset-Backed Securities	1.3
Media	1.1
Municipal Bonds	1.1
Metals & Mining	1.1
Insurance	0.8
Electric	0.8
Pipelines	0.5
Real Estate	0.5
Retail & Merchandising	0.4
Food	0.4
Entertainment & Leisure	0.4
Beverages	0.3
Farming & Agriculture	0.3
Tobacco	0.3

Building Materials	0.3%
Environmental Services	0.3
Commercial Services	0.2
Airlines	0.2
Transportation	0.2
Chemicals	0.2
Pharmaceuticals	0.2
Residential Mortgage-Backed Securities	0.2
Real Estate Investment Trusts	0.2
Advertising	0.2
Aerospace & Defense	0.2
Electronic Components & Equipment	0.2
Holding Companies – Diversified	0.1
Apparel	0.1
Computer Services & Software	0.1
Machinery & Equipment	0.1
Manufacturing	0.1
Broadcasting	0.1
Office Equipment	0.1
Engineering & Construction	0.1
Healthcare Services	0.1
Financial – Brokerage	0.1
Biotechnology	0.1
Environmental Control	0.1
Semiconductors	0.1
Consumer Products & Services	0.1

102.6
Liabilities in excess of other assets	(2.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A435

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest rate contracts	Due from broker-variation margin	$248,775	*	Due from broker-variation margin	$59,328	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,660,899		Unrealized depreciation on foreign currency forward contracts	1,345,596
Equity contracts	Unaffiliated investments	34,687		—	—

Total		$1,944,361			$1,404,924

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(1,358,873)	$—	$(1,358,873)
Foreign exchange contracts	—	1,395,968	1,395,968

Total	$(1,358,873)	$1,395,968	$37,095

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$(125,440)	$—	$(125,440)
Foreign exchange contracts	—	—	(107,615)	(107,615)
Equity contracts	1,562	—	—	1,562

Total	$1,562	$(125,440)	$(107,615)	$(231,493)

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts – Long Positions(1)	Futures Contracts – Short Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(3)

$2,576,472	$34,346,426	$124,783,455	$71,359,877

(1) Value at Trade Date.

(2) Value at Settlement Date Payable.

(3) Value at Settlement Date Receivable.

SEE NOTES TO FINANCIAL STATEMENTS.

A436

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) June 30, 2011	STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2011

ASSETS:
Investments at value, including securities on loan of $12,726,323:
Unaffiliated investments (cost $413,633,727)	$431,163,935
Affiliated investments (cost $28,697,599)	28,697,599
Deposit with broker	912,257
Foreign currency, at value (cost $10,923,317)	11,004,743
Dividends and interest receivable	5,169,587
Receivable for investments sold	2,129,913
Unrealized appreciation on foreign currency forward contracts	1,660,899
Receivable for fund share sold	240,393
Due from broker-variation margin	186,383
Tax reclaim receivable	25,162
Prepaid expenses	3,021

Total Assets	481,193,892

LIABILITIES:
Payable for investments purchased	13,246,767
Payable to broker for collateral for securities on loan	13,032,526
Payable to custodian	2,613,324
Payable for fund share repurchased	2,361,082
Unrealized depreciation on foreign currency forward contracts	1,345,596
Advisory fees payable	103,134
Accrued expenses and other liabilities	78,640
Shareholder servicing fees payable	2,461
Affiliated transfer agent fee payable	524

Total Liabilities	32,784,054

NET ASSETS	$448,409,838

Net assets were comprised of:
Paid-in capital	$425,882,228
Retained earnings	22,527,610

Net assets, June 30, 2011	$448,409,838

Net asset value and redemption price per share, $448,409,838 / 40,324,429 outstanding shares of beneficial interest	$11.12

INVESTMENT INCOME
Unaffiliated interest income (net of $47,262 foreign withholding tax)	$7,716,111
Affiliated dividend income	10,238
Affiliated income from securities lending, net	6,801

7,733,150

EXPENSES
Advisory fees	1,701,291
Shareholder servicing fees and expenses	212,661
Custodian and accounting fees	119,000
Audit fee	18,000
Trustees’ fees	7,000
Shareholders’ reports	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	3,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	4,174

Total expenses	2,081,126

NET INVESTMENT INCOME	5,652,024

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	370,062
Futures transactions	(1,358,873)
Foreign currency transactions	5,094,010

4,105,199

Net change in unrealized appreciation (depreciation) on:
Investments	8,200,781
Futures	(125,440)
Foreign currencies	(127,587)

7,947,754

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	12,052,953

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,704,977

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,652,024	$11,288,926
Net realized gain on investment and foreign currency transactions	4,105,199	3,156,262
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	7,947,754	5,439,855

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	17,704,977	19,885,043

DISTRIBUTIONS	(14,451,442)	(12,420,025)

FUND SHARE TRANSACTIONS:
Fund share sold [4,784,765 and 13,782,254 shares, respectively]	53,572,223	150,343,544
Fund share issued in reinvestment of distributions [1,298,422 and 1,217,650 shares, respectively]	14,451,442	12,420,025
Fund share repurchased [3,980,859 and 15,002,779 shares, respectively]	(44,369,486)	(162,267,230)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	23,654,179	496,339

TOTAL INCREASE IN NET ASSETS	26,907,714	7,961,357
NET ASSETS:
Beginning of period	421,502,124	413,540,767

End of period	$448,409,838	$421,502,124

SEE NOTES TO FINANCIAL STATEMENTS.

A437

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS — 97.9%	Shares	Value (Note 2)

Agriculture — 0.1%
Archer-Daniels-Midland Co.	22,300	$672,345

Chemicals — 6.8%
Air Products & Chemicals, Inc.	98,300	9,395,514
Monsanto Co.	75,900	5,505,786
Mosaic Co. (The)	58,600	3,968,978
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	420,000	23,935,800
Praxair, Inc.	135,800	14,719,362
Sociedad Quimica y Minera de Chile SA, ADR (Chile)	81,500	5,274,680

		62,800,120

Commercial Services — 0.9%
Total SA, ADR (France)(a)	150,954	8,731,179

Construction — 4.8%
Fluor Corp.	134,700	8,709,702
Foster Wheeler AG (Switzerland)*	309,260	9,395,319
Louisiana-Pacific Corp.*(a)	307,400	2,502,236
McDermott International, Inc. (Panama)*	579,200	11,473,952
Multiplan Empreendimentos
Imobiliarios SA (Brazil)	83,900	1,839,655
Technip SA (France)	98,023	10,509,064

		44,429,928

Electric — 0.6%
MDU Resources Group, Inc.	264,671	5,955,098

Energy Services — 3.8%
Calpine Corp.*(a)	689,000	11,113,570
NRG Energy, Inc.*(a)	88,500	2,175,330
Peabody Energy Corp.	372,400	21,938,084

		35,226,984

Exploration & Production — 4.2%
Devon Energy Corp.	33,814	2,664,881
Murphy Oil Corp.	251,900	16,539,754
Nexen, Inc. (Canada)	259,700	5,843,250
Royal Dutch Shell PLC, ADR (United Kingdom)	196,075	13,946,815

		38,994,700

Integrated Petroleum — 5.3%
Baker Hughes, Inc.	246,853	17,911,654
Chevron Corp.	181,856	18,702,071
Exxon Mobil Corp.	155,908	12,687,793

		49,301,518

Machinery & Equipment — 2.8%
Babcock & Wilcox Co. (The)*	310,500	8,603,955
Joy Global, Inc.	183,699	17,495,493

		26,099,448

Metals & Mining — 20.5%
Agnico-Eagle Mines Ltd. (Canada)	217,300	13,718,149
Alpha Natural Resources, Inc.*(a)	54,200	2,462,848
Anglo American PLC (United Kingdom)	208,501	10,331,854

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Metals & Mining (cont’d.)
Aquarius Platinum Ltd. (Bermuda)	675,153	$3,445,819
Arch Coal, Inc.	681,600	18,171,456
Barrick Gold Corp. (Canada)	158,800	7,192,052
BHP Billiton Ltd. (Australia)	343,446	16,231,526
Compass Minerals International, Inc.	34,800	2,995,236
CONSOL Energy, Inc.	39,600	1,919,808
Eastern Platinum Ltd. (Canada)*	4,899,900	4,064,410
Eldorado Gold Corp. (Canada)	829,700	12,229,778
Eurasian Natural Resources Corp. PLC (United Kingdom)	221,873	2,782,894
Franco-Nevada Corp. (Canada)	218,400	8,152,211
Freeport-McMoRan Copper & Gold, Inc.	352,306	18,636,987
Fresnillo PLC (United Kingdom)	218,099	4,907,551
Glencore International PLC (United Kingdom)*	528,200	4,162,393
HudBay Minerals, Inc. (Canada)	378,400	5,664,648
Petra Diamonds Ltd. (Bermuda)*	701,500	1,804,217
Tenaris SA, ADR (Luxembourg)(a)	123,500	5,647,655
United States Steel Corp.(a)	137,300	6,321,292
Vale SA, ADR (Brazil)	465,100	14,859,945
Vulcan Materials Co.(a)	193,000	7,436,290
Walter Energy, Inc.	64,800	7,503,840
Whitehaven Coal Ltd. (Australia)	784,805	4,924,556
Xstrata PLC (United Kingdom)	252,376	5,555,294

		191,122,709

Oil & Gas — 33.4%
Bill Barrett Corp.*(a)	56,200	2,604,870
Cabot Oil & Gas Corp.	35,600	2,360,636
Cairn Energy PLC (United Kingdom)*	589,449	3,924,173
Cameron International Corp.*	484,800	24,380,592
Cimarex Energy Co.	41,400	3,722,688
Cobalt International Energy, Inc.*	337,800	4,604,214
Concho Resources, Inc.*	35,600	3,269,860
Concho Resources, Inc., PIPE*	37,900	3,307,059
Continental Resources, Inc.*	9,100	590,681
Diamond Offshore Drilling, Inc.(a)	182,400	12,842,784
El Paso Corp.	606,300	12,247,260
ENI SpA (Italy)	399,200	9,441,910
Ensco PLC, ADR (United Kingdom)	183,300	9,769,890
Gazprom OAO, ADR (Russia)	761,920	11,108,794
Goodrich Petroleum Corp.*(a)	191,900	3,532,879
Halliburton Co.	263,500	13,438,500
Hess Corp.	127,300	9,516,948
Kosmos Energy Ltd. (Bermuda)*	191,600	3,253,368
National Oilwell Varco, Inc.	55,902	4,372,095
Noble Corp. (Switzerland)(a)	280,800	11,066,328
Pacific Rubiales Energy Corp. (Canada)	101,800	2,728,529
Petroleo Brasileiro SA, ADR (Brazil)(a)	375,000	11,505,000
Petrominerales Ltd. (Canada)	75,500	2,216,191
QEP Resources, Inc.	243,800	10,198,154
QGEP Participacoes SA (Brazil)	96,100	990,772
Quicksilver Resources, Inc.*(a)	320,700	4,733,532
Range Resources Corp.	199,400	11,066,700
Schlumberger Ltd. (Netherlands)	521,525	45,059,760

SEE NOTES TO FINANCIAL STATEMENTS.

A438

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Oil & Gas (cont’d.)
Southwestern Energy Co.*(a)	350,600	$15,033,728
Spectra Energy Corp.	197,000	5,399,770
Subsea 7 SA (Luxembourg)*	276,444	7,071,031
Suncor Energy, Inc. (Canada)	255,200	9,978,320
Targa Resources Corp.	49,600	1,659,616
Trican Well Service Ltd. (Canada)	455,900	10,711,487
Tullow Oil PLC (United Kingdom)	448,309	8,922,002
Ultra Petroleum Corp. (Canada)*(a)	183,000	8,381,400
Williams Cos., Inc. (The)	207,200	6,267,800

		311,279,321

Paper & Forest Products — 1.0%
International Paper Co.	144,900	4,320,918
Weyerhaeuser Co.	226,151	4,943,661

		9,264,579

Petroleum Exploration & Production — 8.5%
BG Group PLC (United Kingdom)	722,749	16,402,123
Canadian Natural Resources Ltd. (Canada)	440,000	18,418,400
EOG Resources, Inc.	173,500	18,139,425
FMC Technologies, Inc.*(a)	387,200	17,342,688
Newfield Exploration Co.*	129,900	8,835,798

		79,138,434

Real Estate Investment Trusts — 0.5%
Boston Properties, Inc.	10,500	1,114,680
Camden Property Trust	16,400	1,043,368
Federal Realty Investment Trust	8,500	724,030
Prologis, Inc.	26,800	960,512
Simon Property Group, Inc.	7,163	832,556

		4,675,146

Semiconductors — 1.4%
Cree, Inc.*(a)	97,000	3,258,230
First Solar, Inc.*(a)	46,200	6,110,874
MEMC Electronic Materials, Inc.*	383,000	3,266,990

		12,636,094

Telecommunications — 1.3%
Quanta Services, Inc.*	613,296	12,388,579

Utilities — 2.0%
AES Corp. (The)*	634,400	8,082,256
Exelon Corp.	113,300	4,853,772
GenOn Energy, Inc.*	1,531,200	5,910,432

		18,846,460

TOTAL COMMON STOCKS (cost $772,187,098)		911,562,642

WARRANTS*	Units	Value (Note 2)

Metals & Mining
Franco-Nevada Corp., expiring 6/16/17 (Canada) (cost $10,146)	2,550	$16,128

TOTAL LONG-TERM INVESTMENTS (cost $772,197,244)		911,578,770

	Shares

SHORT-TERM INVESTMENTS — 15.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $144,445,735;includes $127,974,671 of cash collateral for securities on loan)(b)(w)(Note 4)	144,445,735	144,445,735

TOTAL INVESTMENTS(o) — 113.4% (cost $916,642,979)		1,056,024,505
Liabilities in excess of other assets — (13.4)%		(124,956,122)

NET ASSETS — 100.0%		$931,068,383

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
PIPE	Private Investment In Public Equity
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $126,086,485; cash collateral of $127,974,671 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of June 30, 2011, three securities representing $24,463,141 and 2.6% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A439

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$887,099,501	$21,156,082	$3,307,059
Warrants	16,128	—	—
Affiliated Money Market Mutual Fund	144,445,735	—	—

Total	$1,031,561,364	$21,156,082	$3,307,059

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Oil & Gas	33.4%
Metals & Mining	20.5
Affiliated Money Market Mutual Fund (13.7% represents investments purchased with collateral from securities on loan)	15.5
Petroleum Exploration & Production	8.5
Chemicals	6.8
Integrated Petroleum	5.3
Construction	4.8
Exploration & Production	4.2
Energy Services	3.8

Machinery & Equipment	2.8%
Utilities	2.0
Semiconductors	1.4
Telecommunications	1.3
Paper & Forest Products	1.0
Commercial Services	0.9
Electric	0.6
Real Estate Investment Trusts	0.5
Agriculture	0.1

113.4
Liabilities in excess of other assets	(13.4)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$16,128	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants
Equity contracts	$(2,594)

For the six months ended June 30, 2011, the Portfolio did not have any realized gain or (loss) on derivatives recognized in income.

SEE NOTES TO FINANCIAL STATEMENTS.

A440

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value, including securities on loan of $126,086,485:
Unaffiliated investments (cost $772,197,244)	$911,578,770
Affiliated investments (cost $144,445,735)	144,445,735
Cash	456,870
Foreign currency, at value (cost $5,046)	5,046
Receivable for investments sold	2,059,811
Receivable for fund share sold	1,641,679
Dividends and interest receivable	503,169
Tax reclaim receivable	195,959
Prepaid expenses	2,449

Total Assets	1,060,889,488

LIABILITIES:
Payable to broker for collateral for securities on loan	127,974,671
Payable for investments purchased	1,390,280
Advisory fees payable	393,253
Accrued expenses and other liabilities	56,271
Shareholder servicing fees payable	5,352
Payable for fund share repurchased	754
Affiliated transfer agent fee payable	524

Total Liabilities	129,821,105

NET ASSETS	$931,068,383

Net assets were comprised of:
Paid-in capital	$868,334,796
Retained earnings	62,733,587

Net assets, June 30, 2011	$931,068,383

Net asset value and redemption price per share, $931,068,383 / 40,613,177 outstanding shares of beneficial interest	$22.93

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $436,975 foreign withholding tax)	$6,535,568
Affiliated income from securities lending, net	211,790
Affiliated dividend income	46,065
Unaffiliated interest income	1,343

6,794,766

EXPENSES
Advisory fees	4,799,310
Shareholder servicing fees and expenses	533,257
Custodian and accounting fees	100,000
Audit fee	11,000
Trustees’ fees	8,000
Shareholders’ reports	4,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	4,000
Insurance expenses	4,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	10,114

Total expenses	5,479,681
Less: shareholder servicing fee waiver	(48,402)

Net expenses	5,431,279

NET INVESTMENT INCOME	1,363,487

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on: Investment transactions	46,178,513
Foreign currency transactions	(66,054)

46,112,459

Net change in unrealized appreciation (depreciation) on:
Investments	(30,673,529)
Foreign currencies	12,033

(30,661,496)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	15,450,963

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,814,450

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,363,487	$4,806,798
Net realized gain (loss) on investment and foreign currency transactions	46,112,459	(66,662,193)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(30,661,496)	210,501,518

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	16,814,450	148,646,123

DISTRIBUTIONS	(4,803,043)	(3,229,525)

FUND SHARE TRANSACTIONS:
Fund share sold [7,427,824 and 19,520,045 shares, respectively]	175,862,558	371,178,211
Fund share issued in reinvestment of distributions [216,353 and 186,570 shares, respectively]	4,803,043	3,229,525

Fund share repurchased [10,808,280 and 10,558,621 shares, respectively]	(249,977,730)	(183,944,184)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(69,312,129)	190,463,552

TOTAL INCREASE (DECREASE) IN NET ASSETS	(57,300,722)	335,880,150
NET ASSETS:
Beginning of period	988,369,105	652,488,955

End of period	$931,068,383	$988,369,105

SEE NOTES TO FINANCIAL STATEMENTS.

A441

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 91.7%
COMMON STOCKS — 88.0%	Shares	Value (Note 2)

Advertising — 0.3%
Omnicom Group, Inc.	12,404	$597,377
Publicis Groupe SA (France)	14,510	809,057

		1,406,434

Aerospace & Defense — 1.8%
BAE Systems PLC (United Kingdom)	109,367	559,061
General Dynamics Corp.	52,050	3,878,766
Northrop Grumman Corp.	52,720	3,656,132
Rockwell Collins, Inc.	15,295	943,548
Safran SA (France)	7,940	339,095

		9,376,602

Agriculture — 0.4%
Philip Morris International, Inc.	29,040	1,939,001

Apparel — 0.9%
Burberry Group PLC (United Kingdom)	34,843	810,862
Coach, Inc.	28,420	1,816,891
Hanesbrands, Inc.*	21,800	622,390
K-Swiss, Inc. (Class A Stock)*	45,315	481,698
Skechers USA, Inc. (Class A Stock)*	21,800	315,664
Timberland Co. (The) (Class A Stock)*	7,395	317,763
Under Armour, Inc. (Class A Stock)*	7,500	579,825

		4,945,093

Auto Parts & Equipment — 0.3%
Continental AG (Germany)*	4,735	497,478
Johnson Controls, Inc.	12,700	529,082
Stanley Electric Co. Ltd. (Japan)	10,800	189,591
Toyota Boshoku Corp. (Japan)	12,000	199,380

		1,415,531

Automobile Manufacturers — 1.2%
Daimler AG (Germany)	19,089	1,436,699
General Motors Co.*	29,900	907,764
Hyundai Motor Co. (South Korea)	1,075	239,654
Navistar International Corp.*	9,100	513,786
PACCAR, Inc.	59,935	3,062,079

		6,159,982

Banks — 7.0%
Banco Santander Brasil SA, ADS (Brazil)	156,800	1,836,128
Banco Santander SA (Spain)	17,170	198,273
Bank of America Corp.	42,000	460,320
BNP Paribas (France)	2,286	176,461
Citigroup, Inc.	3,960	164,894
Credit Suisse Group AG (Switzerland)*	31,083	1,208,937
Credit Suisse Group AG, ADR (Switzerland)	29,760	1,161,235
Cullen/Frost Bankers, Inc.	26,780	1,522,443
DnB NOR ASA (Norway)	64,712	901,985
EFG International AG (Switzerland)	38,883	431,031

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Banks (cont’d.)
First Midwest Bancorp, Inc.	55,200	$678,408
Goldman Sachs Group, Inc. (The)	5,160	686,744
Hancock Holding Co.	12,250	379,505
International Bancshares Corp.	35,630	596,090
JPMorgan Chase & Co.	90,685	3,712,644
M&T Bank Corp.	21,285	1,872,016
MB Financial, Inc.	23,340	449,062
Mitsubishi UFJ Financial Group, Inc. (Japan)	285,400	1,390,850
PNC Financial Services Group, Inc.	60,840	3,626,672
Standard Chartered PLC (United Kingdom)	21,470	564,429
U.S. Bancorp	84,110	2,145,646
UBS AG (NYSE) (Switzerland)*	233,066	4,255,785
UBS AG (SIX) (Switzerland)*	45,400	827,811
UniCredit SpA (Italy)	66,593	140,993
Webster Financial Corp.	36,010	756,930
Wells Fargo & Co.	232,230	6,516,374
Westamerica Bancorporation	5,400	265,950

		36,927,616

Beverages — 2.3%
C&C Group PLC (Ireland)	40,497	211,359
Dr. Pepper Snapple Group, Inc.	5,500	230,615
Green Mountain Coffee Roasters, Inc.*	31,300	2,793,838
Grupo Modelo SAB de CV (Class C Stock)(Mexico)	55,790	337,356
Kirin Holdings Co. Ltd. (Japan)	36,000	501,873
Molson Coors Brewing Co. (Class B Stock)	31,615	1,414,455
PepsiCo, Inc.	90,880	6,400,678

		11,890,174

Biotechnology — 1.2%
Alexion Pharmaceuticals, Inc.*	10,980	516,390
Amgen, Inc.*	25,035	1,460,792
Amylin Pharmaceuticals, Inc.*	9,200	122,912
Biogen Idec, Inc.*	3,500	374,220
Celgene Corp.*	24,210	1,460,347
Charles River Laboratories International, Inc.*	20,000	813,000
Gilead Sciences, Inc.*	22,125	916,196
Vertex Pharmaceuticals, Inc.*	17,755	923,083

		6,586,940

Building Materials — 0.7%
Anhui Conch Cement Co. Ltd. (Class H Stock) (China)	46,500	218,826
Cemex SAB de CV, ADR (Mexico)*	27,330	235,038
CRH PLC (Ireland)	21,998	489,195
HeidelbergCement AG (Germany)	6,540	417,535
Lennox International, Inc.	39,465	1,699,757
Masco Corp.	40,200	483,606
USG Corp.*	25,900	371,406

		3,915,363

SEE NOTES TO FINANCIAL STATEMENTS.

A442

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Chemicals — 1.6%
BASF SE (Germany)	16,663	$1,632,760
CF Industries Holdings, Inc.	2,800	396,676
Dow Chemical Co. (The)	30,900	1,112,400
Huabao International Holdings Ltd. (Bermuda)	534,000	485,848
JSR Corp. (Japan)	18,600	360,527
Kraton Performance Polymers, Inc.*	9,800	383,866
Mosaic Co. (The)	26,800	1,815,164
Nitto Denko Corp. (Japan)	3,840	195,115
Petronas Chemicals Group Bhd (Malaysia)*	160,920	378,485
Sherwin-Williams Co. (The)	13,075	1,096,600
TSRC Corp. (Taiwan)	154,630	456,287

		8,313,728

Coal — 0.6%
Alpha Natural Resources, Inc.*	9,300	422,592
Aston Resources Ltd. (Australia)*	6,909	64,914
Bumi PLC (United Kingdom)*	13,269	247,036
Bumi Resources Tbk PT (Indonesia)	765,500	264,293
CONSOL Energy, Inc.	13,500	654,480
Peabody Energy Corp.	15,600	918,996
Walter Energy, Inc.	5,083	588,611

		3,160,922

Commercial Services — 2.9%
Arbitron, Inc.	25,920	1,071,274
Automatic Data Processing, Inc.	42,150	2,220,462
CCR SA (Brazil)	4,600	136,999
Edenred (France)	18,430	562,324
Localiza Rent a Car SA (Brazil)	62,520	1,112,072
Manpower, Inc.	7,500	402,375
MAXIMUS, Inc.	11,330	937,331
Monro Muffler Brake, Inc.	9,585	357,425
New Oriental Education & Technology Group, Inc., ADR (Cayman Islands)*	3,360	375,379
Pharmaceutical Product Development, Inc.	18,600	499,224
QinetiQ Group PLC (United Kingdom)	190,803	369,620
Ritchie Bros Auctioneers, Inc. (Canada)	16,765	460,870
SEI Investments Co.	72,585	1,633,888
Towers Watson & Co. (Class A Stock)	7,550	496,110
Weight Watchers International, Inc.	10,100	762,247
Western Union Co. (The)	198,240	3,970,747

		15,368,347

Computers — 3.1%
Apple, Inc.*	18,925	6,352,555
Cadence Design Systems, Inc.*	49,900	526,944
Dell, Inc.*	36,960	616,123
Diebold, Inc.	20,940	649,349
EMC Corp.*	139,159	3,833,830
Fujitsu Ltd. (Japan)	79,860	456,472

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Computers (cont’d.)
International Business Machines Corp.	12,534	$2,150,208
NetApp, Inc.*	8,400	443,352
Riverbed Technology, Inc.*	5,450	215,766
Teradata Corp.*	17,060	1,027,012

		16,271,611

Containers & Packaging — 0.6%
Greif, Inc. (Class A Stock)	5,840	379,775
Owens-Illinois, Inc.*	86,230	2,225,596
Silgan Holdings, Inc.	10,650	436,331

		3,041,702

Cosmetics/Personal Care — 0.5%
Colgate-Palmolive Co.	29,650	2,591,707
Pola Orbis Holdings, Inc. (Japan)	11,800	309,817

		2,901,524

Distribution/Wholesale — 0.3%
ITOCHU Corp. (Japan)	19,100	198,656
Jardine Cycle & Carriage Ltd. (Singapore)	4,000	140,358
Mitsui & Co. Ltd. (Japan)	15,300	264,539
United Stationers, Inc.	30,640	1,085,575

		1,689,128

Diversified Financial Services — 1.4%
BlackRock, Inc.	21,810	4,183,376
CETIP SA – Balcao Organizado de Ativos e Derivativos (Brazil)	19,390	299,178
CETIP SA – Balcao Organizado de Ativos e Derivativos (Brazil)*	139	2,082
Greenhill & Co., Inc.	20,805	1,119,725
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	6,310	132,869
Nomura Holdings, Inc. (Japan)	135,700	669,638
T. Rowe Price Group, Inc.	11,950	721,063

		7,127,931

Diversified Machinery — 0.8%
Albany International Corp. (Class A Stock)	34,510	910,719
Cummins, Inc.	2,900	300,121
Flowserve Corp.	5,260	578,021
FLSmidth & Co. A/S (Denmark)	6,092	517,359
Hexagon AB (Class B Stock) (Sweden)	16,132	397,358
IDEX Corp.	23,930	1,097,191
Zebra Technologies Corp. (Class A Stock)*	14,390	606,826

		4,407,595

Electric — 0.5%
Cia Energetica de Minas Gerais, ADR (Brazil)	31,936	659,159
NRG Energy, Inc.*	29,275	719,580

SEE NOTES TO FINANCIAL STATEMENTS.

A443

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Electric (cont’d.)
Okinawa Electric Power Co., Inc. (The) (Japan)	3,865	$175,363
UniSource Energy Corp.	18,480	689,858
Westar Energy, Inc.	17,010	457,739

		2,701,699

Electronic Components & Equipment — 0.5%
Acuity Brands, Inc.	6,390	356,434
AMETEK, Inc.	7,500	336,750
Belden, Inc.	48,120	1,677,463
Universal Display Corp.*	2,200	77,198

		2,447,845

Electronics — 1.2%
Agilent Technologies, Inc.*	28,965	1,480,401
Avnet, Inc.*	14,335	457,000
Coherent, Inc.*	6,220	343,779
Gentex Corp.	21,000	634,830
Hon Hai Precision Industry Co. Ltd. (Taiwan)	279,000	960,539
Jabil Circuit, Inc.	29,200	589,840
Kingboard Laminates Holdings Ltd. (Cayman Islands)	116,500	91,696
Thermo Fisher Scientific, Inc.*	8,700	560,193
Waters Corp.*	14,613	1,399,049

		6,517,327

Engineering & Construction — 0.4%
ABB Ltd., ADR (Switzerland)	7,140	185,283
Foster Wheeler AG (Switzerland)*	15,000	455,700
Jacobs Engineering Group, Inc.*	20,950	906,087
Vinci SA (France)	6,393	409,494

		1,956,564

Entertainment & Leisure — 1.6%
Bally Technologies, Inc.*	9,300	378,324
Brunswick Corp.	25,900	528,360
Bwin.Party Digital Entertainment PLC (Gibraltar)*	87,655	211,024
DreamWorks Animation SKG, Inc. (Class A Stock)*	35,500	713,550
Harley-Davidson, Inc.	26,725	1,094,923
Hasbro, Inc.	9,865	433,369
Mattel, Inc.	137,450	3,778,501
Nintendo Co. Ltd. (Japan)	2,900	544,586
Sega Sammy Holdings, Inc. (Japan)	20,400	394,347
Yamaha Motor Co. Ltd. (Japan)*	13,420	246,494

		8,323,478

Environmental Control — 0.2%
Waste Management, Inc.	28,020	1,044,305

Food — 1.9%
Compass Group PLC (United Kingdom)	32,220	310,787
General Mills, Inc.	56,900	2,117,818
Kraft Foods, Inc. (Class A Stock)	68,430	2,410,789

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Food (cont’d.)
Ralcorp Holdings, Inc.*	8,590	$743,722
Sysco Corp.	123,560	3,852,601
Whole Foods Market, Inc.	6,400	406,080

		9,841,797

Forest Products & Paper — 0.1%
Deltic Timber Corp.	10,650	571,798
Sino-Forest Corp. (Canada)*	12,970	43,034

		614,832

Gas — 1.0%
Atmos Energy Corp.	14,150	470,488
Beijing Enterprises Holdings Ltd. (Hong Kong)	74,500	389,349
New Jersey Resources Corp.	8,290	369,817
Snam Rete Gas SpA (Italy)	54,502	322,785
UGI Corp.	103,760	3,308,906
WGL Holdings, Inc.	8,290	319,082

		5,180,427

Hand/Machine Tools — 0.6%
Stanley Black & Decker, Inc.	44,700	3,220,635

Healthcare Products — 2.0%
Bruker Corp.*	16,066	327,104
Edwards Lifesciences Corp.*	11,000	958,980
Gen-Probe, Inc.*	8,300	573,945
Haemonetics Corp.*	4,130	265,848
Hologic, Inc.*	64,633	1,303,648
Intuitive Surgical, Inc.*	2,331	867,388
Johnson & Johnson	40,650	2,704,038
Medtronic, Inc.	91,160	3,512,395

		10,513,346

Healthcare Services — 1.5%
Aetna, Inc.	10,400	458,536
AmSurg Corp.*	27,570	720,404
CIGNA Corp.	8,900	457,727
ICON PLC, ADR (Ireland)*	43,130	1,016,143
Laboratory Corp. of America Holdings*	4,007	387,838
United Drug PLC (Ireland)*	43,904	150,383
UnitedHealth Group, Inc.	78,330	4,040,261
Universal Health Services, Inc. (Class B Stock)	9,100	468,923

		7,700,215

Holding Companies – Diversified — 0.2%
Justice Holdings Ltd. (United Kingdom)*	23,286	366,255
LVMH Moet Hennessy Louis Vuitton SA (France)	1,960	352,731
Shanghai Industrial Holdings Ltd. (Hong Kong)	108,000	398,511

		1,117,497

SEE NOTES TO FINANCIAL STATEMENTS.

A444

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Home Builders — 0.4%
NVR, Inc.*	2,415	$1,752,034
Persimmon PLC (United Kingdom)	54,527	422,078

		2,174,112

Home Furnishings — 0.4%
Tempur-Pedic International, Inc.*	28,125	1,907,438

Hotels, Restaurants & Leisure — 0.7%
China Lodging Group Ltd., ADR (Cayman Islands)*	24,300	432,540
Choice Hotels International, Inc.	13,810	460,702
Kangwon Land, Inc. (South Korea)	13,500	362,432
Marriott International, Inc. (Class A Stock)	13,600	482,664
MGM Resorts International*	37,900	500,659
Shanghai Jin Jiang International Hotels Group Co. Ltd. (Class H Stock) (China)	1,030,000	183,079
Wynn Macau Ltd. (Cayman Islands)	202,630	663,565
Wynn Resorts Ltd.	2,900	416,266

		3,501,907

Household Products/Wares — 0.3%
ACCO Brands Corp.*	61,350	481,597
Reckitt Benckiser Group PLC (United Kingdom)	17,695	976,950

		1,458,547

Insurance — 3.0%
ACE Ltd. (Switzerland)	52,730	3,470,689
Alleghany Corp.*	1,230	409,725
American International Group, Inc.*	11,500	337,180
Assured Guaranty Ltd. (Bermuda)	25,140	410,033
Delphi Financial Group, Inc. (Class A Stock)	33,130	967,727
LIG Insurance Co. Ltd. (South Korea)	4,540	116,415
Marsh & McLennan Cos., Inc.	137,010	4,273,342
Platinum Underwriters Holdings Ltd. (Bermuda)	17,660	587,018
Primerica, Inc.	22,870	502,454
Prudential PLC (United Kingdom)	67,327	778,010
Reinsurance Group of America, Inc.	16,670	1,014,536
Sony Financial Holdings, Inc. (Japan)	9,500	171,756
Swiss Re Ltd. (Switzerland)	21,781	1,223,052
White Mountains Insurance Group Ltd. (Bermuda)	1,530	642,845
Zurich Financial Services AG (Switzerland)	3,694	934,100

		15,838,882

Internet — 3.4%
Alibaba.Com Ltd. (Cayman Islands)	122,660	196,212
Amazon.com, Inc.*	12,957	2,649,577
AsiaInfo-Linkage, Inc.*	6,243	103,384
Baidu, Inc., ADR (Cayman Islands)*	2,244	314,452
Ctrip.com International Ltd., ADR (Cayman Islands)*	10,082	434,333

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Internet (cont’d.)
Daum Communications Corp. (South Korea)	2,457	$256,337
Dena Co. Ltd. (Japan)	21,400	920,339
eBay, Inc.*	164,149	5,297,088
F5 Networks, Inc.*	4,900	540,225
Google, Inc. (Class A Stock)*	3,185	1,612,820
IAC/InterActiveCorp*	16,472	628,736
NetEase.com, Inc., ADR (Cayman Islands)*	9,063	408,651
NetFlix, Inc.*	4,350	1,142,702
priceline.com, Inc.*	1,857	950,654
Shanda Interactive Entertainment Ltd., ADR (Cayman Islands)*	10,800	419,148
Sohu.com, Inc.*	6,719	485,582
Start Today Co. Ltd. (Japan)	17,280	345,066
TIBCO Software, Inc.*	19,000	551,380
Websense, Inc.*	27,690	719,109

		17,975,795

Investment Company — 0.1%
Ares Capital Corp.	44,230	710,776

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	9,828	1,046,289
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (Class H Stock) (China)	622,180	1,191,295
Joy Global, Inc.	8,128	774,111
Sany Heavy Equipment International Holdings Co., Ltd. (Cayman Islands)	180,255	206,102
United Tractors Tbk PT (Indonesia)	56,757	165,260

		3,383,057

Media — 1.0%
Cablevision Systems Corp. (Class A Stock)	5,300	191,913
Comcast Corp. (Class A Stock)	146,160	3,703,694
FactSet Research Systems, Inc.	4,575	468,114
Sirius XM Radio, Inc.*	226,300	495,597
Walt Disney Co. (The)	12,500	488,000

		5,347,318

Metals & Mining — 2.3%
Agnico-Eagle Mines Ltd. (Canada)	5,542	349,866
Antofagasta PLC (United Kingdom)	37,770	845,032
ArcelorMittal (Luxembourg)	16,230	564,155
Assa Abloy AB (Class B Stock) (Sweden)	11,273	302,980
Barrick Gold Corp. (Canada)	2,500	113,225
BHP Billiton Ltd., ADR (Australia)	2,000	189,260
Cliffs Natural Resources, Inc.	3,110	287,520
Detour Gold Corp. (Canada)*	8,500	246,332
Fortescue Metals Group Ltd. (Australia)	41,821	286,953
Freeport-McMoRan Copper & Gold, Inc.	9,025	477,423

SEE NOTES TO FINANCIAL STATEMENTS.

A445

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Metals & Mining (cont’d.)
Glencore International PLC (United Kingdom)*	83,883	$661,026
Goldcorp, Inc. (Canada)	4,900	236,523
IAMGOLD Corp. (Canada)	11,900	223,244
Mueller Industries, Inc.	21,790	826,059
Nucor Corp.	49,710	2,049,046
Rio Tinto PLC, ADR (United Kingdom)	18,360	1,327,795
Tata Steel Ltd. (India)	61,689	842,141
Teck Resources Ltd. (Class B Stock) (Canada)	8,680	440,423
Vallourec SA (France)	5,019	611,308
Worthington Industries, Inc.	19,300	445,830
Xstrata PLC (United Kingdom)	20,380	448,604
Yamato Kogyo Co. Ltd. (Japan)	13,240	412,309

		12,187,054

Miscellaneous Manufacturing — 4.1%
3M Co.	36,710	3,481,943
AptarGroup, Inc.	10,560	552,710
Carlisle Cos., Inc.	33,090	1,629,021
Danaher Corp.	15,505	821,610
Dover Corp.	7,050	477,990
ESCO Technologies, Inc.	17,090	628,912
FUJIFILM Holdings Corp. (Japan)	11,800	368,030
General Electric Co.	121,230	2,286,398
Honeywell International, Inc.	8,025	478,210
Illinois Tool Works, Inc.	78,175	4,416,106
Ingersoll-Rand PLC (Ireland)	30,100	1,366,841
Koppers Holdings, Inc.	600	22,758
Matthews International Corp. (Class A Stock)	14,720	591,008
Pall Corp.	6,000	337,380
Parker Hannifin Corp.	7,420	665,871
Textron, Inc.	10,000	236,100
Tyco International Ltd. (Switzerland)	60,240	2,977,663

		21,338,551

Oil & Gas — 8.2%
Anadarko Petroleum Corp.	45,570	3,497,953
Apache Corp.	10,800	1,332,612
BG Group PLC (United Kingdom)	102,270	2,320,923
BP PLC, ADR (United Kingdom)	9,620	426,070
Canadian Natural Resources Ltd. (NYSE)(Canada)	24,875	1,041,268
Canadian Natural Resources Ltd. (XTSE)(Canada)	10,800	452,739
Chesapeake Energy Corp.	14,400	427,536
Chevron Corp.	25,060	2,577,170
China Petroleum & Chemical Corp. (Class H Stock), ADR (China)	2,220	225,197
ConocoPhillips	13,190	991,756
Devon Energy Corp.	2,600	204,906
Diamond Offshore Drilling, Inc.	6,888	484,984
Ensco PLC, ADR (United Kingdom)	6,200	330,460
EOG Resources, Inc.	13,075	1,366,991
Exxon Mobil Corp.	29,270	2,381,993

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Oil & Gas (cont’d.)
Gazprom OAO, ADR (Russia)	96,550	$1,404,803
Georesources, Inc.*	19,950	448,676
Inpex Corp. (Japan)	184	1,360,346
Karoon Gas Australia Ltd. (Australia)*	19,320	108,911
MEG Energy Corp. (Canada)*	3,300	172,177
Noble Energy, Inc.	3,400	304,742
Occidental Petroleum Corp.	39,963	4,157,751
Penn Virginia Corp.	29,040	383,618
PetroChina Co. Ltd. (Class H Stock) (China)	700,000	1,028,150
Petroleo Brasileiro SA, ADR (Brazil)	142,130	4,812,522
Plains Exploration & Production Co.*	15,160	577,899
Reliance Industries Ltd., GDR, 144A (India)	26,283	1,056,553
Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	33,270	2,387,122
Royal Dutch Shell PLC, ADR (United Kingdom)	16,900	1,202,097
Southwestern Energy Co.*	16,300	698,944
Total SA (France)	3,021	174,711
Ultra Petroleum Corp. (Canada)*	68,820	3,151,956
Valero Energy Corp.	10,769	275,363
Vallares PLC (United Kingdom)*	14,800	238,721
Whiting Petroleum Corp.*	8,050	458,126
Woodside Petroleum Ltd. (Australia)	9,240	407,640

		42,873,386

Oil & Gas Services — 0.7%
Baker Hughes, Inc.	5,460	396,178
Cameron International Corp.*	5,850	294,197
Petroleum Geo-Services ASA (Norway)*	47,723	681,991
Schlumberger Ltd.	11,355	981,072
SEACOR Holdings, Inc.	6,100	609,756
Technip SA (France)	2,280	244,439
TGS Nopec Geophysical Co. ASA (Norway)	8,700	243,980

		3,451,613

Pharmaceuticals — 3.6%
Alkermes, Inc.*	9,200	171,120
AmerisourceBergen Corp.	10,380	429,732
AstraZeneca PLC (United Kingdom)	36,821	1,836,706
AstraZeneca PLC, ADR (United Kingdom)	32,303	1,617,411
Auxilium Pharmaceuticals, Inc.*	10,400	203,840
Cardinal Health, Inc.	23,660	1,074,637
Daiichi Sankyo Co. Ltd. (Japan)	73,590	1,438,027
Eli Lilly & Co.	10,800	405,324
Endo Pharmaceuticals Holdings, Inc.*	10,100	405,717
Express Scripts, Inc.*	18,630	1,005,647
Forest Laboratories, Inc.*	4,100	161,294
H. Lundbeck A/S (Denmark)	11,151	293,333
Merck & Co., Inc.	73,340	2,588,169
Pfizer, Inc.	228,860	4,714,516
Salix Pharmaceuticals Ltd.*	5,300	211,099

SEE NOTES TO FINANCIAL STATEMENTS.

A446

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Pharmaceuticals (cont’d.)
Shionogi & Co. Ltd. (Japan)	11,300	$185,044
SXC Health Solutions Corp. (Canada)*	9,700	571,524
Teva Pharmaceutical Industries Ltd., ADR (Israel)	29,400	1,417,668
UCB SA (Belgium)	7,932	356,410

		19,087,218

Real Estate — 0.2%
BR Properties SA (Brazil)	30,900	348,470
PDG Realty SA Empreendimentos e Participacoes (Brazil)	42,800	241,061
Wheelock & Co. Ltd. (Hong Kong)	58,000	233,298

		822,829

Real Estate Investment Trusts — 0.2%
DiamondRock Hospitality Co.	28,970	310,848
Mack-Cali Realty Corp.	9,230	304,036
Ventas, Inc.	6,150	324,167

		939,051

Retail — 6.4%
Abercrombie & Fitch Co. (Class A Stock)	10,400	695,968
Advance Auto Parts, Inc.	3,101	181,378
Anta Sports Products Ltd. (Cayman Islands)	65,490	117,406
Ascena Retail Group, Inc.*	21,300	725,265
Belle International Holdings Ltd. (Cayman Islands)	248,680	525,383
Casey’s General Stores, Inc.	14,510	638,440
Cato Corp. (The) (Class A Stock)	37,200	1,071,360
CEC Entertainment, Inc.	14,870	596,436
China ZhengTong Auto Services Holdings Ltd. (Cayman Islands)*	91,220	104,707
Compagnie Financiere Richemont SA (Class A Stock) (Switzerland)	4,840	316,910
CVS Caremark Corp.	75,480	2,836,538
Daphne International Holdings Ltd. (Cayman Islands)	280,000	250,272
Dick’s Sporting Goods, Inc.*	7,500	288,375
Dufry Group (Switzerland)*	3,876	488,217
Esprit Holdings Ltd. (Bermuda)	119,700	374,003
Express, Inc.	26,237	571,967
Fred’s, Inc. (Class A Stock)	32,480	468,686
Golden Eagle Retail Group Ltd. (Cayman Islands)	86,750	220,867
Hengdeli Holdings Ltd. (Cayman Islands)	472,000	250,030
Home Depot, Inc. (The)	86,700	3,140,274
Hyundai Home Shopping Network Corp. (South Korea)	3,699	443,430
Intime Department Store Group Co Ltd. (Cayman Islands)	84,620	144,131
Kohl’s Corp.	21,200	1,060,212
Lowe’s Cos., Inc.	170,120	3,965,497

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Retail (cont’d.)
Lululemon Athletica, Inc.*	13,248	$1,481,391
Lumber Liquidators Holdings, Inc.*	20,800	528,320
Maoye International Holdings Ltd. (Cayman Islands)	282,000	140,991
McDonald’s Corp.	17,200	1,450,304
MSC Industrial Direct Co., Inc. (Class A Stock)	20,010	1,326,863
New World Department Store China Ltd. (Cayman Islands)	433,000	341,066
Ross Stores, Inc.	7,900	632,948
Sa Sa International Holdings Ltd. (Cayman Islands)	239,370	153,481
Signet Jewelers Ltd. (Bermuda)*	13,505	632,169
Sonic Corp.*	169,680	1,803,698
Stage Stores, Inc.	54,690	918,792
Starbucks Corp.	9,019	356,160
Target Corp.	67,080	3,146,723
Tiffany & Co.	2,300	180,596
TJX Cos., Inc. (The)	7,960	418,139
Urban Outfitters, Inc.*	25,650	722,048
Xtep International Holdings (Cayman Islands)	124,630	84,909

		33,794,350

Savings & Loan — 0.2%
First Niagara Financial Group, Inc.	32,890	434,148
Northwest Bancshares, Inc.	61,900	778,702

		1,212,850

Semiconductors — 4.1%
Altera Corp.	36,914	1,710,964
Analog Devices, Inc.	64,710	2,532,749
Avago Technologies Ltd. (Singapore)	24,500	931,000
Broadcom Corp. (Class A Stock)	43,475	1,462,499
Cavium, Inc.*	11,800	514,362
Cree, Inc.*	26,300	883,417
Cypress Semiconductor Corp.*	20,800	439,712
Emulex Corp.*	4,800	41,280
Freescale Semiconductor Holdings I Ltd. (Bermuda)*	29,700	546,183
Intel Corp.	62,750	1,390,540
Intersil Corp. (Class A Stock)	40,167	516,146
Lam Research Corp.*	5,700	252,396
Maxim Integrated Products, Inc.	151,510	3,872,596
NVIDIA Corp.*	28,200	449,367
NXP Semiconductors NV (Netherlands)*	14,300	382,239
QLogic Corp.*	40,899	651,112
Samsung Electronics Co. Ltd. (South Korea)	406	315,555
Skyworks Solutions, Inc.*	46,700	1,073,166
Wolfson Microelectronics PLC (United Kingdom)*	45,509	124,716
Xilinx, Inc.	94,510	3,446,780

		21,536,779

SEE NOTES TO FINANCIAL STATEMENTS.

A447

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Software — 3.0%
Activision Blizzard, Inc.	31,500	$367,920
Adobe Systems, Inc.*	31,985	1,005,928
ANSYS, Inc.*	4,220	230,707
BMC Software, Inc.*	16,335	893,525
Check Point Software Technologies Ltd. (Israel)*	8,257	469,410
Citrix Systems, Inc.*	13,400	1,072,000
Concur Technologies, Inc.*	10,500	525,735
Electronic Arts, Inc.*	22,100	521,560
Fiserv, Inc.*	18,130	1,135,482
Longtop Financial Technologies Ltd., ADR (Cayman Islands)*	8,880	84,049
Microsoft Corp.	165,390	4,300,140
Oracle Corp.	108,500	3,570,735
salesforce.com, Inc.*	3,600	536,328
SAP AG, ADR (Germany)	10,704	649,198
VMware, Inc. (Class A Stock)*	3,500	350,805

		15,713,522

Telecommunications — 4.3%
Acme Packet, Inc.*	10,300	722,339
ADTRAN, Inc.	17,400	673,554
Advanced Info Service, ADR (Thailand)	57,900	193,386
Alcatel-Lucent, ADR (France)*	42,700	246,379
Amdocs Ltd. (Guernsey)*	9,500	288,705
American Tower Corp. (Class A Stock)*	9,055	473,577
AT&T, Inc.	66,230	2,080,284
Cisco Systems, Inc.	377,347	5,890,387
Comverse Technology, Inc.*	161,700	1,253,175
Corning, Inc.	28,630	519,634
Deutsche Telekom AG (Germany)	41,312	647,915
HTC Corp. (Taiwan)	10,000	338,112
Juniper Networks, Inc.*	29,850	940,275
KT Corp. (South Korea)	6,110	232,966
KT Corp., ADR (South Korea)	9,500	184,680
MetroPCS Communications, Inc.*	11,700	201,357
Motorola Mobility Holdings, Inc.*	17,300	381,292
Motorola Solutions, Inc.*	8,000	368,320
Nokia Oyj (Finland)	87,013	564,036
Polycom, Inc.*	16,300	1,048,090
QUALCOMM, Inc.	14,285	811,245
Softbank Corp. (Japan)	38,100	1,442,935
Sprint Nextel Corp.*	61,200	329,868
Telenor ASA (Norway)	116,056	1,900,512
Vodafone Group PLC, ADR (United Kingdom)	30,354	811,059
ZTE Corp. (Class H Stock)(China)	46,200	168,047

		22,712,129

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Textiles — 0.1%
G & K Services, Inc. (Class A Stock)	12,370	$418,848

Transportation — 1.0%
Bristow Group, Inc.	9,740	496,935
FedEx Corp.	13,065	1,239,215
GATX Corp.	22,800	846,336
Genesee & Wyoming, Inc. (Class A Stock)*	14,920	874,909
Kawasaki Kisen Kaisha Ltd. (Japan)	82,000	286,684
Kirby Corp.*	15,130	857,417
Swift Transporation Co.*	33,200	449,860
Union Pacific Corp.	3,300	344,520

		5,395,876

Water — 0.1%
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	23,400	469,304

TOTAL COMMON STOCKS (cost $476,776,415)		462,276,383

EXCHANGE TRADED FUNDS — 3.7%
iShares MSCI EAFE Index Fund	78,500	4,720,990
SPDR S&P 500 ETF Trust	110,500	14,582,685

TOTAL EXCHANGE TRADED FUNDS (cost $20,104,299)		19,303,675

TOTAL LONG-TERM INVESTMENTS (cost $496,880,714)		481,580,058

SHORT-TERM INVESTMENTS — 12.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 7.5%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $39,321,702)(w)	39,321,702	39,321,702

	Notional Amount (000)#

OPTION PURCHASED* — 5.0%
Put Option
S&P 500 Index expiring 06/16/12, Strike Price $1,225.00 (cost $25,264,351)	$3,600	26,262,000

TOTAL SHORT-TERM INVESTMENTS (cost $64,586,053)		65,583,702

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 104.2% (cost $561,466,767)		547,163,760

SEE NOTES TO FINANCIAL STATEMENTS.

A448

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

OPTIONS WRITTEN* — (3.0)%	Notional Amount (000)#	Value (Note 2)

Call Option — (0.1)%
S&P 500 Index
expiring 06/16/12,
Strike Price $1,600.00	$1,800	$(828,000)

Put Option — (2.9)%
S&P 500 Index
expiring 06/16/12,
Strike Price $1,100.00	3,600	(15,012,000)

TOTAL OPTIONS WRITTEN (premium received $17,453,272)		(15,840,000)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN(o) — 101.2% (cost $544,013,495)		531,323,760
Other liabilities in excess of other assets — (1.2)%		(6,240,083)

NET ASSETS — 100.0%		$525,083,677

The following abbreviations are used in the Portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt
ADS	American Depositary Security
EAFE	Europe, Australasia, Far East
ETF	Exchange Traded Funds
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
SIX	Swiss Exchange
SPDR	Standard & Poor’s Depositary Receipts
XTSE	Toronto Stock Exchange
*	Non-income producing security.
#	Notional amount is shown in U.S. dollars unless otherwise stated.
(o)	As of June 30, 2011, 68 securities representing $26,393,706 and 5.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$435,882,677	$26,309,657	$84,049
Exchange Traded Funds	19,303,675	—	—
Affiliated Money Market Mutual Fund	39,321,702	—	—
Purchased Options	26,262,000	—	—
Written Options	(15,840,000)	—	—

Total	$504,930,054	$26,309,657	$84,049

SEE NOTES TO FINANCIAL STATEMENTS.

A449

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Oil & Gas	8.2%
Affiliated Money Market Mutual Fund	7.5
Banks	7.0
Retail	6.4
Options Purchased	5.0
Telecommunications	4.3
Semiconductors	4.1
Miscellaneous Manufacturing	4.1
Exchange Traded Funds	3.7
Pharmaceuticals	3.6
Internet	3.4
Computers	3.1
Insurance	3.0
Software	3.0
Commercial Services	2.9
Metals & Mining	2.3
Beverages	2.3
Healthcare Products	2.0
Food	1.9
Aerospace & Defense	1.8
Entertainment & Leisure	1.6
Chemicals	1.6
Healthcare Services	1.5
Diversified Financial Services	1.4
Biotechnology	1.2
Electronics	1.2
Automobile Manufacturers	1.2
Transportation	1.0
Media	1.0
Gas	1.0
Apparel	0.9

Diversified Machinery	0.8%
Building Materials	0.7
Hotels, Restaurants & Leisure	0.7
Oil & Gas Services	0.7
Machinery – Construction & Mining	0.6
Hand/Machine Tools	0.6
Coal	0.6
Containers & Packaging	0.6
Cosmetics/Personal Care	0.5
Electric	0.5
Electronic Components & Equipment	0.5
Home Builders	0.4
Engineering & Construction	0.4
Agriculture	0.4
Home Furnishings	0.4
Distribution/Wholesale	0.3
Household Products/Wares	0.3
Auto Parts & Equipment	0.3
Advertising	0.3
Savings & Loan	0.2
Holding Companies – Diversified	0.2
Environmental Control	0.2
Real Estate Investment Trusts	0.2
Real Estate	0.2
Investment Companies	0.1
Forest Products & Paper	0.1
Water	0.1
Textiles	0.1

104.2
Options Written	(3.0)
Other liabilities in excess of other assets	(1.2)

100.0%

The Portfolio invested in various derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk.

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$26,262,000	Written options outstanding, at value	$15,840,000

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Written Options	Total
Equity contracts	$997,649	$1,613,272	$2,610,921

For the six months ended June 30, 2011, the Portfolio did not have any realized gain or (loss) on derivatives recognized in income.

For the six months ended June 30, 2011, the Portfolio’s average cost for purchased options was $8,421,450 and the average premium received for written options was $5,817,757.

SEE NOTES TO FINANCIAL STATEMENTS.

A450

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value:
Unaffiliated investments (cost $522,145,064)	$507,842,057
Affiliated investments (cost $39,321,702)	39,321,702
Foreign currency, at value (cost $75,523)	76,195
Receivable for investments sold	4,039,190
Receivable for fund share sold	1,867,311
Dividends and interest receivable	600,065
Tax reclaim receivable	22,596
Prepaid expenses	5

Total Assets	553,769,121

LIABILITIES:
Written options outstanding, at value (premiums received $17,453,272)	15,840,000
Payable for investments purchased	12,510,404
Advisory fees payable	208,966
Payable to custodian	55,202
Accrued expenses and other liabilities	49,980
Payable for fund share repurchased	17,068
Shareholder servicing fees payable	2,818
Affiliated transfer agent fee payable	524
Deferred trustees’ fees	482

Total Liabilities	28,685,444

NET ASSETS	$525,083,677

Net assets were comprised of:
Paid-in capital	$535,887,513
Retained earnings	(10,803,836)

Net assets, June 30, 2011	$525,083,677

Net asset value and redemption price per share, $525,083,677 / 53,921,871 outstanding shares of beneficial interest	$9.74

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $109,243 foreign withholding tax)	$1,867,302
Affiliated dividend income	17,036
Unaffiliated interest income	455

1,884,793

EXPENSES
Advisory fees	1,094,273
Shareholder servicing fees and expenses	85,457
Custodian and accounting fees	50,000
Audit fee	9,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	4,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	6,712

Total expenses	1,265,442
Less: shareholder servicing fee waiver	(53)

Net expenses	1,265,389

NET INVESTMENT INCOME	619,404

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $108,965,603)	104,558,302
Foreign currency transactions	(34,253)

104,524,049

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(71,409,861))	(85,712,868)
Options written	1,613,272
Foreign currencies	708

(84,098,888)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	20,425,161

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,044,565

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$619,404	$1,492,519
Net realized gain on investment and foreign currency transactions	104,524,049	1,060,321
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(84,098,888)	54,426,065

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	21,044,565	56,978,905

DISTRIBUTIONS	(1,496,435)	(2,075,814)

FUND SHARE TRANSACTIONS:
Fund share sold [7,631,840 and 16,244,190 shares, respectively]	74,238,741	135,473,262
Fund share issued in reinvestment of distributions [158,857 and 262,761 shares, respectively]	1,496,435	2,075,814
Fund share repurchased [5,511,974 and 19,052,923 shares, respectively]	(52,680,432)	(153,612,730)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	23,054,744	(16,063,654)

TOTAL INCREASE IN NET ASSETS	42,602,874	38,839,437
NET ASSETS:
Beginning of period	482,480,803	443,641,366

End of period	$525,083,677	$482,480,803

SEE NOTES TO FINANCIAL STATEMENTS.

A451

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 113.3%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

ASSET-BACKED SECURITIES — 5.1%
ACE Securities Corp., Series 2003-NC1, Class M1	Caa1	1.356%	(c)	07/25/33	$2,710	$2,012,189
Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A	Baa2	0.531%	(c)	04/25/34	2,715	2,266,055
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1	Baa1	0.826%	(c)	09/25/34	1,700	1,394,646
Ameriquest Mortgage Securities, Inc., Series 2005-R9, Class A2C	A2	0.536%	(c)	11/25/35	5,000	3,237,330
Argent Securities, Inc., Series 2004-W10, Class M1	A3	0.786%	(c)	10/25/34	8,900	7,303,732
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 144A	Aaa	4.64%		05/20/16	2,140	2,302,319
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A, 144A	Aaa	3.15%		03/20/17	1,840	1,859,890
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class M	B2	6.90%	(c)	04/10/28	2,400	3,670,363
Bayview Financial Acquisition Trust, Series 2007-A, Class 1A2	Baa2	6.205%	(s)	05/28/37	3,200	3,137,043
Bayview Financial Asset Trust, Series 2004-SSRA, Class A1, 144A	Ba1	0.786%	(c)	12/25/39	283	224,056
Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3	Aa3	0.756%	(c)	09/25/34	1,816	1,629,292
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A	BB(d)	0.676%	(c)	07/25/35	5,787	4,513,725
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 22A1	CCC(d)	3.045%	(c)	10/25/36	328	177,106
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A	B3	0.406%	(c)	12/25/36	242	229,500
Brazos Higher Education Authority, Series 2010-1, Class A2	AAA(d)	1.457%	(c)	02/25/35	2,500	2,379,335
Brazos Higher Education Authority, Series 2011-1, Class A3	AAA(d)	1.307%	(c)	11/25/33	4,300	4,014,318
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	B2	1.836%	(c)	03/25/33	4,019	3,074,514
CDC Mortgage Capital Trust, Series 2003-HE1, Class M1	Ba3	1.536%	(c)	08/25/33	2,360	1,845,004
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class M1	Aa3	0.736%	(c)	10/25/34	5,630	4,706,719
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	Caa2	0.856%	(c)	07/25/34	2,763	1,890,642
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	Caa1	5.071%	(c)	04/25/35	3,541	1,508,563
Countrywide Asset-Backed Certificates, Series 2005-5, Class M1	Aa3	0.646%	(c)	10/25/35	8,500	7,839,677
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	BB(d)	0.516%	(c)	07/25/36	1,679	818,200
Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 144A	CCC(d)	0.636%	(c)	03/25/47	430	206,390
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	Aa3	0.337%	(c)	11/15/36	335	261,496
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B	Aa3	0.369%	(c)	11/15/36	639	513,411
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2003-FF5, Class M1	B3	1.086%	(c)	03/25/34	4,268	3,273,904
Fremont Home Loan Trust, Series 2003-B, Class M1	Baa3	1.236%	(c)	12/25/33	2,494	1,902,986
Greenpoint Manufactured Housing, Series 1999-2, Class A2	B2	3.109%	(c)	03/18/29	3,175	2,665,725
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	B3	7.27%		06/15/29	5,280	4,739,142
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2	B3	3.696%	(c)	06/19/29	1,700	1,405,062
Greenpoint Manufactured Housing, Series 1999-4, Class A2	B1	3.695%	(c)	02/20/30	1,650	1,362,204

SEE NOTES TO FINANCIAL STATEMENTS.

A452

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

ASSET-BACKED SECURITIES (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Greenpoint Manufactured Housing, Series 2000-4, Class A3	Aa3	2.253%	(c)	08/21/31	$11,925	$9,257,400
Greenpoint Manufactured Housing, Series 2000-6, Class A3	Aa3	2.195%	(c)	11/22/31	2,425	2,205,099
Greenpoint Manufactured Housing, Series 2000-7, Class A2	B3	3.686%	(c)	11/17/31	5,475	4,563,050
Greenpoint Manufactured Housing, Series 2001-2, Class IA2	A2	3.69%	(c)	02/20/32	2,500	2,087,217
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2	A2	3.689%	(c)	03/13/32	3,525	2,973,298
GSAA Home Equity Trust, Series 2007-4, Class A3A	Ca	0.486%	(c)	03/25/37	3,959	2,078,331
GSAMP Trust, Series 2004-SEA2, Class A2B	Aaa	0.736%	(c)	03/25/34	1,604	1,557,636
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 144A	Aaa	5.29%		03/25/16	2,640	2,894,985
Illinois Student Assistance Commission, Series 2010-1, Class A3	AAA(d)	1.174%	(c)	07/25/45	13,800	13,102,134
Keycorp Student Loan Trust, Series 2003-A, Class 1A2	Aaa	0.534%	(c)	10/25/32	4,940	4,613,021
Lehman XS Trust, Series 2005-5N, Class 1A1	B2	0.486%	(c)	11/25/35	249	179,365
Lehman XS Trust, Series 2005-5N, Class 3A1A	B3	0.486%	(c)	11/25/35	356	263,162
Merrill Lynch Mortgage Investors, Inc., Series 2005-SD1, Class A2	AAA(d)	5.666%	(c)	05/25/46	88	87,653
Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1	B2	1.206%	(c)	10/25/33	2,520	2,050,031
Nelnet Student Loan Trust, Series 2005-4, Class A4R2	Aaa	1.174%	(c)	03/22/32	6,700	6,080,250
Nelnet Student Loan Trust, Series 2008-4, Class A4	Aaa	1.754%	(c)	04/25/24	1,570	1,611,301
Novastar Home Equity Loan, Series 2003-3, Class A2C	Baa3	1.246%	(c)	12/25/33	2,711	2,404,125
Ownit Mortgage Loan Asset Backed Certificates, Series 2005-2, Class M2	Aaa	0.636%	(c)	03/25/36	334	333,145
Park Place Securities, Inc., Series 2004-WHQ2, Class M1	Aa1	0.776%	(c)	02/25/35	2,028	1,994,679
People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1	Baa2	1.086%	(c)	10/25/34	1,565	1,253,746
RAAC, Series 2006-RP3, Class A, 144A	Caa2	0.456%	(c)	05/25/36	1,895	1,205,074
RAAC, Series 2007-SP3, Class A1	Ba3	1.386%	(c)	09/25/47	216	176,767
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	Aaa	0.426%	(c)	11/25/36	4,100	2,002,887
Saxon Asset Securities Trust, Series 2005-1, Class M1	Aa3	0.646%	(c)	05/25/35	4,958	3,705,920
SLM Student Loan Trust, Series 2003-11, Class A6, 144A	Aaa	0.537%	(c)	12/15/25	3,900	3,705,222
SLM Student Loan Trust, Series 2006-5, Class A5	Aaa	0.384%	(c)	01/25/27	4,620	4,378,530
Soundview Home Equity Loan Trust, Series 2004-WMC1, Class M1	Baa1	0.686%	(c)	01/25/35	2,383	2,067,484
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A2	Caa1	5.645%	(c)	10/25/36	717	459,343
South Carolina Student Loan Corp., Series 2010-1, Class A3	AAA(d)	1.324%	(c)	10/27/36	5,700	5,651,037

TOTAL ASSET-BACKED SECURITIES (cost $166,080,592)						163,306,430

BANK LOANS(c) — 0.5%
Affinion Group, Inc., Tranche Term Loan B	Ba3	5.00%		10/09/16	1,975	1,972,054
Aramark Corp., Term Loan Strip	Ba3	2.36%		01/26/14	142	138,669
Aramark Corp., Term Loan Strip	Ba3	3.54%		07/26/16	309	307,056
Cengage Learning Acquisitions, Inc., Term Loan	B2	2.78%		07/03/14	1,481	1,328,197
Charter Communications Operating LLC, Term Loan C	Ba1	3.54%		09/06/16	2,838	2,825,426
CHS/Community Health Systems, Inc., Term Loan B	Ba3	2.74%		07/25/14	533	514,667
First Data Corp., Sr. Secured, Bank Loan	B1	5.78%		03/24/18	1,009	933,285
First Data Corp., Term Loan B2	B1	3.29%		09/24/14	1,224	1,131,926
Graphic Packaging International, Inc., Term Loan B	Ba2	2.45%		05/16/14	769	762,304
Harrah’s Operating Co., Inc., Term Loan B2	B3	3.48%		01/28/15	1,009	904,348
HCA, Inc., Term Loan B	Ba2	2.70%		11/17/13	637	631,415

SEE NOTES TO FINANCIAL STATEMENTS.

A453

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

BANK LOANS(c) (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Neiman Marcus, Term B	B2	0.162%		05/16/18	$1,885	$1,859,296
Royalty Pharma, Tranche Term Loan B	Baa2	0.46%		04/16/13	456	454,822
Texas Competitive Electric Holdings Co. LLC, Tranche Term Loan B3	B2	9.542%		10/10/17	1,879	1,569,367
Tribune Co., Term Loan X(i)	NR	3.23%		06/04/12	183	121,783
VNU Nielsen Finance LLC, Term Loan B	Ba3	2.417%		05/01/16	1,864	1,852,294

TOTAL BANK LOANS (cost $17,361,628)						17,306,909

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
Americold LLC Trust, Series 2010-ARTA, Class A2FX, 144A	AAA(d)	4.954%		01/14/29	2,800	2,870,124
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4	AAA(d)	5.924	%(c)	05/10/45	1,950	2,158,021
Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A3	AAA(d)	5.62%		02/10/51	60	63,652
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4	A+(d)	5.492%		02/10/51	320	342,735
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4	Aaa	5.903	%(c)	09/11/38	4,050	4,460,018
Commercial Mortgage Lease-Backed Certificates, Series 2001-CMLB, Class A1, 144A	Aaa	6.746%		06/20/31	3,326	3,618,499
Extended Stay America Trust, Series 2010-ESHA, Class A, 144A	Aaa	2.951%		11/05/27	6,430	6,393,623
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	Aaa	1.23	%(c)	01/25/20	12,457	820,144
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	Aaa	1.413	%(c)	04/25/20	23,402	1,749,760
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	Aaa	1.842	%(c)	06/25/20	28,800	2,881,803
FHLMC Multifamily Structured Pass-Through Certificates, Series K009, Class X1, IO	Aaa	1.685	%(c)	08/25/20	13,291	1,203,333
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4	AAA(d)	5.238	%(c)	11/10/45	3,000	3,236,891
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA	Aaa	4.68%		07/10/39	440	457,613
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4	A1	5.992	%(c)	08/10/45	690	740,784
GS Mortgage Securities Corp. II, Series 2011-GC3, Class X, 144A, IO	Aaa	1.171	%(c)	03/10/44	57,210	3,393,495
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4	Aaa	4.918	%(c)	10/15/42	2,650	2,858,851
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	Aaa	4.739%		07/15/30	4,000	4,281,584
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4	Aaa	5.372%		09/15/39	690	750,487
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4	Aaa	5.858	%(c)	07/15/40	9,555	10,366,658
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A3	Aaa	6.72	%(c)	11/15/26	3,629	3,967,514
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	Aaa	5.863	%(c)	05/12/39	900	994,990
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	Aaa	5.485	%(c)	03/12/51	7,310	7,764,116
Morgan Stanley Capital I, Series 2006-IQ11, Class A4	AAA(d)	5.897	%(c)	10/15/42	140	154,922
Morgan Stanley Capital I, Series 2006-IQ12, Class A4	AAA(d)	5.332%		12/15/43	1,570	1,696,186
Morgan Stanley Capital I, Series 2007-IQ16, Class A4	A+(d)	5.809%		12/12/49	9,260	10,160,958

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $74,957,819)						77,386,761

SEE NOTES TO FINANCIAL STATEMENTS.

A454

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS — 29.2%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Advertising — 0.1%
WPP Finance UK, Gtd. Notes (United Kingdom)	Baa3	8.00%		09/15/14	$1,670	$1,958,975

Aerospace/Defense — 0.3%
Boeing Co. (The), Sr. Unsec’d. Notes(a)	A2	4.875%		02/15/20	3,060	3,311,627
Raytheon Co., Sr. Unsec’d. Notes	Baa1	3.125%		10/15/20	1,630	1,530,226
United Technologies Corp., Sr. Unsec’d. Notes(a)	A2	4.50%		04/15/20	3,010	3,187,027

						8,028,880

Agriculture — 0.5%
Altria Group, Inc., Gtd. Notes	Baa1	4.75%		05/05/21	2,430	2,428,335
Altria Group, Inc., Gtd. Notes(a)	Baa1	8.50%		11/10/13	2,210	2,561,417
Altria Group, Inc., Gtd. Notes	Baa1	9.25%		08/06/19	4,740	6,180,704
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%		06/23/19	1,890	2,201,381
Reynolds American, Inc., Gtd. Notes	Baa3	7.25%		06/01/12	2,100	2,218,219
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%		06/01/16	780	935,548

						16,525,604

Airlines — 0.2%
Continental Airlines, Inc., Sr. Sec’d. Notes, 144A	Ba2	6.75%		09/15/15	1,720	1,728,600
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	Baa2	7.75%		06/17/21	2,246	2,448,568
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	Baa2	9.75%		01/15/17	1,098	1,254,686

						5,431,854

Banks — 4.6%
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.75%		12/01/17	100	106,328
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.00%		09/01/17	740	796,272
Bank of America Corp., Sr. Unsec’d. Notes	A2	7.375%		05/15/14	410	460,920
Bank of America Corp., Sr. Unsec’d. Notes(a)	A2	7.625%		06/01/19	9,900	11,468,081
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	A2	5.00%		05/13/21	5,950	5,877,696
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	5.65%		05/01/18	2,530	2,667,458
Bank of Tokyo-Mitsubishi UFJ Ltd., Sr. Unsec’d. Notes, 144A (Japan)(a)	Aa2	3.85%		01/22/15	2,400	2,528,671
BBVA US Senior SAU, Gtd. Notes (Spain)	Aa2	3.25%		05/16/14	7,790	7,703,773
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A (Australia)	Aa2	3.75%		10/15/14	3,700	3,887,372
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A (Australia)	Aa2	5.00%		10/15/19	1,600	1,664,976
Credit Agricole SA, Jr. Sub. Notes, 144A (France)(a)	A3	8.375	%(c)	10/29/49	8,200	8,569,000
Credit Agricole SA, Sr. Unsec’d. Notes, 144A (France)(a)	Aa1	2.625%		01/21/14	3,200	3,202,717
ICICI Bank Ltd., Sr. Sub. Notes (India)	Ba1	6.375	%(c)	04/30/22	1,830	1,784,250
ICICI Bank Ltd., Sr. Sub. Notes, 144A (India)	Ba1	6.375	%(c)	04/30/22	480	468,000
Intesa Sanpaolo SpA, Sr. Notes, 144A (Italy)(a)	Aa3	3.625%		08/12/15	2,950	2,873,946
Kaupthing Bank, Sr. Notes, 144A (Iceland) (original cost $4,589,281; purchased 02/25/08)(f)(g)(i)	NR	7.625%		02/28/15	5,480	1,328,900
Nordea Bank AB, Sr. Notes, 144A (Sweden)(a)	Aa2	4.875%		01/27/20	860	891,456
Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	3.70%		11/13/14	2,870	3,002,663
Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	4.875%		01/14/21	1,870	1,890,860
Nordea Bank AB, Sub. Notes, 144A (Sweden)	Aa3	4.875%		05/13/21	6,990	6,712,993
Rabobank Nederland NV, Jr. Sub. Notes, 144A (Netherlands)	A2	11.00	%(c)	06/29/49	8,815	11,247,940
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	Ba2	7.648	%(c)	08/29/49	730	657,000
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	6.40%		10/21/19	3,930	3,990,549
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba2	5.00%		11/12/13	800	807,840
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)(a)	Ba2	5.00%		10/01/14	5,440	5,369,465

SEE NOTES TO FINANCIAL STATEMENTS.

A455

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Banks (cont’d.)
Royal Bank of Scotland PLC, Bank Gtd. Notes (United Kingdom)	Aa3	3.95%		09/21/15	$1,130	$1,135,305
Royal Bank of Scotland PLC, Bank Gtd. Notes (United Kingdom)(a)	Aa3	4.875%		03/16/15	770	799,128
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain)(a)	Aa2	3.724%		01/20/15	3,990	3,862,180
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain)	Aa2	3.781%		10/07/15	2,400	2,314,214
State Street Corp., Jr. Sub. Debs.	A3	4.956%		03/15/18	8,750	9,279,104
Sumitomo Mitsui Banking Corp., Sr. Unsec’d. Notes, 144A (Japan)	Aa2	3.10%		01/14/16	2,270	2,299,982
Sumitomo Mitsui Banking Corp., Sr. Unsec’d. Notes, 144A (Japan)(a)	Aa2	3.15%		07/22/15	4,560	4,665,003
UBS AG, Sr. Unsec’d. Notes (Switzerland)	Aa3	2.25%		01/28/14	2,040	2,061,330
UBS AG, Sr. Unsec’d. Notes (Switzerland)(a)	Aa3	3.875%		01/15/15	1,300	1,356,952
UBS AG, Sr. Unsec’d. Notes (Switzerland)(a)	Aa3	4.875%		08/04/20	2,230	2,255,527
Wachovia Capital Trust III, Ltd. Gtd. Notes	Baa3	5.57%	(c)	03/29/49	9,110	8,335,650
Wachovia Corp., Sr. Unsec’d. Notes	A1	5.75%		02/01/18	3,990	4,412,090
Wachovia Corp., Sub. Notes	A2	5.625%		10/15/16	5,220	5,666,743
Wells Fargo & Co., Sr. Unsec’d. Notes(a)	A1	3.676%		06/15/16	3,070	3,153,931
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	3.75%		10/01/14	300	316,172
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	4.375%		01/31/13	800	839,618
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.25%		10/23/12	500	527,546
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.30%		08/26/11	1,990	2,003,460
Wells Fargo Capital X, Ltd. Gtd. Notes(a)	Baa1	5.95%		12/01/86	1,730	1,692,416

						146,935,477

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)	Baa1	5.00%		04/15/20	2,310	2,481,346
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)	Baa1	5.375%		01/15/20	4,570	5,034,303
Diageo Capital PLC, Gtd. Notes (United Kingdom)	A3	4.828%		07/15/20	3,490	3,664,427
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	7.90%		11/01/18	732	943,366

						12,123,442

Cable Television — 0.9%
Charter Communications Operating LLC/Charter
Communications Operating Capital, Sec’d. Notes, 144A	Ba2	8.00%		04/30/12	180	187,200
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	Ba2	10.875%		09/15/14	2,025	2,227,500
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%		06/15/15	2,900	3,132,000
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	4.125%		02/15/21	1,230	1,188,885
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	5.875%		11/15/40	6,190	6,109,313
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.75%		07/01/18	740	858,173
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.75%		06/15/39	1,990	2,176,889
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.25%		04/01/19	4,100	5,113,524
Time Warner Entertainment Co. LP, Gtd. Notes	Baa2	8.375%		07/15/33	1,350	1,725,447
Time Warner Entertainment Co. LP, Gtd. Notes	Baa2	10.15%		05/01/12	2,110	2,269,767
Time Warner, Inc., Gtd. Notes(a)	Baa2	4.70%		01/15/21	1,890	1,914,903

						26,903,601

Chemicals — 0.1%
CF Industries, Inc., Gtd. Notes	Ba1	7.125%		05/01/20	54	62,843
Potash Corp. of Saskatchewan, Inc., Sr. Unsec’d. Notes (Canada)	Baa1	4.875%		03/30/20	650	687,215
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.75%		03/15/13	260	279,290
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	6.65%		03/15/18	830	975,308

						2,004,656

SEE NOTES TO FINANCIAL STATEMENTS.

A456

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Commercial Services
Stonemor Operating LLC/Cornerstone Family Services of WV, Gtd. Notes	B3	10.25%		12/01/17	$730	$726,350

Consumer Products — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A(a)	Ba3	6.875%		02/15/21	4,010	3,909,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	Ba3	7.125%		04/15/19	900	893,250

						4,803,000

Containers & Packaging — 0.2%
Ball Corp., Gtd. Notes(a)	Ba1	5.75%		05/15/21	4,400	4,411,000
Ball Corp., Gtd. Notes	Ba1	6.75%		09/15/20	2,010	2,133,113

						6,544,113

Diversified Financial Services — 6.8%
Ally Financial, Inc., Gtd. Notes	B1	7.50%		09/15/20	9,820	10,261,900
American Express Co., Sr. Unsec’d. Notes	A3	8.125%		05/20/19	4,160	5,273,994
American Express Co., Sub. Notes	Baa2	6.80%	(c)	09/01/66	5,310	5,456,025
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	6.40%		10/02/17	3,650	4,164,409
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	4.70%		10/27/19	1,570	1,685,045
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes	A2	6.125%		02/17/14	4,170	4,686,813
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	5.45%		04/15/18	1,200	1,357,136
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	3.953%		06/15/16	4,110	4,207,440
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	5.375%		08/09/20	8,792	9,175,006
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		10/15/14	2,360	2,566,460
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	6.00%		12/13/13	6,400	6,958,586
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.00%		08/15/17	490	536,592
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.01%		01/15/15	6,670	7,339,921
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.375%		08/12/14	2,580	2,852,771
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.50%		08/19/13	2,100	2,283,872
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	6.875%		03/05/38	2,070	2,303,593
Citigroup, Inc., Sub. Notes	Baa1	5.00%		09/15/14	2,300	2,410,303
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	Ba2	5.00%		05/15/18	4,430	4,414,854
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	12.00%		05/15/15	3,200	3,968,378
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	2.125%		12/21/12	14,870	15,224,426
General Electric Capital Corp., Sr. Unsec’d. Notes(a)	Aa2	4.625%		01/07/21	13,520	13,599,579
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.90%		05/13/14	2,230	2,477,327
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	Aa2	4.375%		09/16/20	6,860	6,781,378
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.00%		06/15/12	2,370	2,491,927
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.875%		01/10/39	6,300	7,131,707
General Electric Capital Corp., Sub. Notes(a)	Aa3	5.30%		02/11/21	4,700	4,890,547
Goldman Sachs Capital II, Ltd. Gtd. Notes(a)	Baa2	5.793%	(c)	06/01/43	3,730	2,984,000
Goldman Sachs Group, Inc. (The), Sr. Notes(a)	A1	6.00%		06/15/20	6,750	7,262,919
Goldman Sachs Group, Inc. (The), Sr. Notes(a)	A1	6.25%		02/01/41	10,450	10,535,387
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	3.625%		08/01/12	770	792,487
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	4.75%		07/15/13	200	211,126
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A1	5.25%		10/15/13	1,110	1,190,962
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.30%		02/14/12	220	225,681
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A1	5.375%		03/15/20	3,720	3,841,439
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.45%		11/01/12	1,240	1,310,528
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.95%		01/18/18	1,200	1,293,448
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.60%		01/15/12	490	505,132
HSBC Finance Corp., Sr. Sub. Notes, 144A	Baa1	6.676%		01/15/21	9,890	10,147,269
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.50%		09/01/14	1,930	2,045,800
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.75%		09/01/16	9,610	10,234,650
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.25%		10/15/20	4,050	3,962,257

SEE NOTES TO FINANCIAL STATEMENTS.

A457

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Diversified Financial Services (cont’d.)
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.40%		07/22/20	$2,150	$2,106,286
JPMorgan Chase & Co., Sub. Notes	A1	5.15%		10/01/15	3,160	3,412,942
JPMorgan Chase & Co., Sub. Notes	A1	6.125%		06/27/17	2,660	2,972,510
Lehman Brothers Holdings, Inc., Jr. Sub. Notes(i)	NR	6.50%		07/19/17	3,140	1,570
Lehman Brothers Holdings, Inc., Sub. Notes, MTN(i)	NR	6.75%		12/28/17	1,040	520
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes(a)	A2	5.45%		02/05/13	3,350	3,553,653
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN(a)	A2	6.875%		04/25/18	5,880	6,505,738
Merrill Lynch & Co., Inc., Sub. Notes	A3	5.70%		05/02/17	500	520,800
Merrill Lynch & Co., Inc., Sub. Notes	A3	6.05%		05/16/16	320	335,485
Morgan Stanley, Sr. Unsec’d. Notes	A2	4.20%		11/20/14	180	186,932
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	A2	6.625%		04/01/18	4,180	4,604,659
Resona Preferred Global Securities Cayman Ltd., Jr. Sub. Notes, 144A (Cayman Islands)	Ba2	7.191%	(c)	12/29/49	670	671,062
RSHB Capital SA For OJSC Russian Agricultural Bank, Sr. Sec’d. Notes (Luxembourg)	Baa1	6.299%		05/15/17	1,080	1,139,400
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	6.90%		12/15/17	440	403,700

						217,458,331

Electric — 1.4%
AES Corp. (The), Sr. Unsec’d. Notes(a)	B1	8.00%		06/01/20	4,540	4,835,100
Calpine Construction Finance Co. LP and CCFC Finance Corp., Sr. Sec’d. Notes, 144A(a)	Ba3	8.00%		06/01/16	1,995	2,154,600
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	B1	7.50%		02/15/21	970	989,400
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	B1	7.875%		07/31/20	1,000	1,045,000
Dominion Resources, Inc., Sr. Unsec’d. Notes(a)	Baa2	5.20%		08/15/19	3,000	3,267,009
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	5.70%		09/17/12	3,380	3,572,927
Dominion Resources, Inc., Sr. Unsec’d. Notes(a)	Baa2	7.00%		06/15/38	1,200	1,434,276
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	8.875%		01/15/19	960	1,242,809
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sr. Sec’d. Notes(a)	Caa3	10.00%		12/01/20	5,043	5,378,158
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	6.45%		11/15/11	161	164,012
FirstEnergy Corp., Sr. Unsec’d. Notes(a)	Baa3	7.375%		11/15/31	8,550	9,735,312
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	9.125%		05/01/31	3,000	3,015,000
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	5.80%		03/01/37	4,200	4,313,845
Progress Energy, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.40%		01/15/21	2,000	2,022,028
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.00%		12/01/39	2,000	2,107,378

						45,276,854

Electronic Components & Equipment
National Semiconductor Corp., Sr. Unsec’d. Notes	Baa1	6.60%		06/15/17	320	376,622

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	Baa3	4.60%		03/01/21	3,600	3,673,256

Financial Services — 0.5%
BAC Capital Trust XI, Ltd. Gtd. Notes	Baa3	6.625%		05/23/36	620	598,441
Countrywide Financial Corp., Sub. Notes	A3	6.25%		05/15/16	510	537,450
El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A	Ba3	7.75%		07/15/11	810	810,493
Lloyds TSB Bank PLC, Bank Gtd. Notes (United Kingdom)	Aa3	6.375%		01/21/21	4,290	4,466,126
Lloyds TSB Bank PLC, Bank Gtd. Notes, 144A, MTN (United Kingdom)	Aa3	5.80%		01/13/20	690	690,999
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.00%		03/25/20	8,930	9,589,070

						16,692,579

SEE NOTES TO FINANCIAL STATEMENTS.

A458

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Food — 0.7%
Delhaize Group SA, Gtd. Notes (Belgium)(a)	Baa3	6.50%		06/15/17	$1,770	$2,040,591
Kraft Foods, Inc., Sr. Unsec’d. Notes(a)	Baa2	5.375%		02/10/20	9,410	10,286,993
Kroger Co. (The), Gtd. Notes	Baa2	5.00%		04/15/13	1,800	1,918,528
Kroger Co. (The), Gtd. Notes	Baa2	6.15%		01/15/20	790	909,937
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A2	5.35%		03/01/18	3,610	4,092,902
Safeway, Inc., Sr. Unsec’d. Notes(a)	Baa2	6.35%		08/15/17	2,970	3,398,916

						22,647,867

Gaming — 0.1%
Boyd Gaming Corp., Sr. Sub. Notes(a)	Caa1	7.125%		02/01/16	1,100	1,014,750
MGM Resorts International, Gtd. Notes	Caa1	7.625%		01/15/17	110	105,875
MGM Resorts International, Sr. Sec’d. Notes	Ba3	10.375%		05/15/14	110	124,850
MGM Resorts International, Sr. Sec’d. Notes	Ba3	11.125%		11/15/17	260	297,050
Station Casinos, Inc., Sr. Unsec’d. Notes(i)	NR	7.75%		08/15/16	880	88

						1,542,613

Healthcare – Services — 0.8%
Fresenius Medical Care US Finance, Inc., Gtd. Notes	Ba2	6.875%		07/15/17	1,323	1,399,072
HCA, Inc., Sec’d. Notes, PIK(a)	B2	9.625%		11/15/16	3,625	3,855,563
Humana, Inc., Sr. Unsec’d. Notes	Baa3	6.30%		08/01/18	3,000	3,337,590
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.45%		03/15/20	1,910	1,996,901
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.00%		03/01/19	2,320	2,673,014
Tenet Healthcare Corp., Sr. Sec’d. Notes	B1	8.875%		07/01/19	713	786,974
Tenet Healthcare Corp., Sr. Sec’d. Notes	B1	10.00%		05/01/18	2,020	2,295,225
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		02/15/13	590	623,895
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		04/01/13	650	689,180
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00%		11/15/17	45	50,953
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	6.00%		02/15/18	2,170	2,460,522
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.875%		06/15/17	1,800	2,057,972
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	7.00%		02/15/19	2,580	3,081,588

						25,308,449

Insurance — 0.7%
American International Group, Inc., Jr. Sub. Notes	Baa2	6.25%		03/15/87	1,020	928,200
American International Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	6.40%		12/15/20	6,640	7,147,196
American International Group, Inc., Sr. Unsec’d. Notes, 144A	Baa1	3.75%		11/30/13	2,200	2,250,972
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.85%		01/16/18	2,320	2,427,592
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	3.20%		02/11/15	300	312,676
ING Capital Funding Trust III, Gtd. Notes	B1	3.846%	(c)	12/29/49	200	188,875
MetLife, Inc., Jr. Sub. Notes	Baa2	6.40%		12/15/66	2,380	2,320,500
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	4.75%		02/08/21	2,160	2,201,936
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.875%		02/06/41	1,540	1,547,674
Pacific Life Global Funding, Sr. Sec’d. Notes, 144A	A1	5.15%		04/15/13	1,230	1,309,766
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	Aa2	6.85%		12/16/39	2,340	2,662,656

						23,298,043

Machinery & Equipment — 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	3.90%		05/27/21	2,350	2,350,308

Media — 1.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes, 144A	B1	7.75%		04/15/18	1,400	1,492,750
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	8.125%		04/30/20	1,750	1,890,000
Comcast Corp., Gtd. Notes(a)	Baa1	5.15%		03/01/20	3,640	3,919,155
Comcast Corp., Gtd. Notes	Baa1	5.65%		06/15/35	480	470,177
Comcast Corp., Gtd. Notes	Baa1	5.70%		05/15/18	2,430	2,711,294

SEE NOTES TO FINANCIAL STATEMENTS.

A459

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Media (cont’d.)
Comcast Corp., Gtd. Notes(a)	Baa1	6.40%	03/01/40	$1,490	$1,594,634
Comcast Corp., Gtd. Notes	Baa1	6.50%	01/15/15	3,890	4,450,479
Comcast Corp., Gtd. Notes	Baa1	6.50%	01/15/17	2,390	2,785,564
Comcast Corp., Gtd. Notes	Baa1	6.95%	08/15/37	320	361,240
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	5.45%	12/15/14	1,760	1,961,576
DISH DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16	3,090	3,259,950
DISH DBS Corp., Gtd. Notes	Ba3	7.75%	05/31/15	170	184,025
DISH DBS Corp., Gtd. Notes	Ba3	7.875%	09/01/19	3,015	3,252,431
Reed Elsevier Capital, Inc., Gtd. Notes	Baa1	8.625%	01/15/19	4,400	5,593,474
Time Warner, Inc., Gtd. Notes	Baa2	4.75%	03/29/21	1,120	1,139,322
Time Warner, Inc., Gtd. Notes	Baa2	6.25%	03/29/41	970	1,007,612
United Business Media Ltd., Notes, 144A (United Kingdom)	Baa3	5.75%	11/03/20	2,180	2,166,005

					38,239,688

Media & Entertainment — 0.1%
Intelsat Jackson Holdings SA, Gtd. Notes (Luxembourg)	B3	8.50%	11/01/19	25	26,500
Intelsat Jackson Holdings SA, Gtd. Notes (Luxembourg)(a)	B3	9.50%	06/15/16	1,465	1,536,419
Intelsat Jackson Holdings SA, Gtd. Notes (Luxembourg)	Caa2	11.25%	06/15/16	690	731,400
Intelsat Jackson Holdings SA, Gtd. Notes, 144A (Luxembourg)	B3	7.25%	10/15/20	2,260	2,248,700

					4,543,019

Metals & Mining — 1.9%
Arch Coal, Inc., Gtd. Notes, 144A	B1	7.00%	06/15/19	4,130	4,119,675
Barrick Gold Corp., Sr. Unsec’d. Notes (Canada)(a)	Baa1	6.95%	04/01/19	2,750	3,269,271
Barrick North America Finance LLC, Gtd. Notes, 144A	Baa1	4.40%	05/30/21	1,870	1,861,327
BHP Billiton Finance USA Ltd., Gtd. Notes (Australia)(a)	A1	6.50%	04/01/19	7,690	9,202,008
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes(a)	Baa3	6.25%	10/01/40	3,300	3,256,417
CONSOL Energy, Inc., Gtd. Notes	B1	8.25%	04/01/20	2,520	2,746,800
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	8.375%	04/01/17	5,955	6,505,837
Peabody Energy Corp., Gtd. Notes(a)	Ba1	6.50%	09/15/20	2,180	2,343,500
Peabody Energy Corp., Gtd. Notes	Ba1	7.875%	11/01/26	330	370,425
Rio Tinto Finance USA Ltd., Gtd. Notes (Australia)(a)	A3	4.125%	05/20/21	660	655,585
Rio Tinto Finance USA Ltd., Gtd. Notes (Australia)	A3	6.50%	07/15/18	3,970	4,636,595
Rio Tinto Finance USA Ltd., Gtd. Notes (Australia)	A3	9.00%	05/01/19	6,590	8,732,014
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.375%	11/01/12	500	527,500
Steel Dynamics, Inc., Gtd. Notes(a)	Ba2	7.625%	03/15/20	3,110	3,288,825
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.75%	04/15/16	75	78,750
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Baa2	9.75%	05/15/14	36	43,577
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Baa2	10.25%	05/15/16	523	624,985
Vale Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa2	6.875%	11/21/36	5,480	5,950,107
Vedanta Resources PLC, Sr. Unsec’d. Notes (United Kingdom)	Ba2	8.75%	01/15/14	400	429,000
Vedanta Resources PLC, Sr. Unsec’d. Notes (United Kingdom)	Ba2	9.50%	07/18/18	900	976,500
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A (United Kingdom)(a)	Ba2	8.75%	01/15/14	1,420	1,522,950

					61,141,648

Oil, Gas & Consumable Fuels — 3.4%
Anadarko Finance Co., Gtd. Notes (Canada)	Ba1	7.50%	05/01/31	3,060	3,534,505
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	1,400	1,604,868
Apache Corp., Sr. Unsec’d. Notes(a)	A3	5.10%	09/01/40	3,570	3,429,049
Apache Corp., Sr. Unsec’d. Notes	A3	6.00%	01/15/37	1,680	1,826,348
Baker Hughes, Inc., Sr. Unsec’d. Notes	A2	7.50%	11/15/18	3,380	4,261,379
BP Capital Markets PLC, Gtd. Notes (United Kingdom)	A2	3.125%	10/01/15	7,620	7,823,416

SEE NOTES TO FINANCIAL STATEMENTS.

A460

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Oil, Gas & Consumable Fuels (cont’d.)
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.50%		08/15/17	$2,280	$2,411,100
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.625%		08/15/20	770	810,425
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.25%		12/15/18	1,415	1,542,350
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	9.50%		05/15/16	4,000	4,370,000
Complete Production Services, Inc., Gtd. Notes	B1	8.00%		12/15/16	1,000	1,045,000
Concho Resources, Inc., Gtd. Notes	B3	6.50%		01/15/22	1,812	1,816,530
Conoco, Inc., Sr. Unsec’d. Notes	A1	6.95%		04/15/29	1,615	1,961,534
ConocoPhillips, Gtd. Notes(a)	A1	6.00%		01/15/20	1,690	1,976,269
ConocoPhillips, Gtd. Notes	A1	6.50%		02/01/39	2,050	2,394,691
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	7.95%		04/15/32	4,300	5,582,273
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.70%		07/01/18	50	56,346
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.30%		08/15/31	1,040	1,243,299
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.875%		10/01/29	190	238,565
Hess Corp., Sr. Unsec’d. Notes	Baa2	8.125%		02/15/19	6,310	7,984,018
Kerr-McGee Corp., Gtd. Notes	Ba1	6.95%		07/01/24	2,720	3,099,467
Kerr-McGee Corp., Gtd. Notes	Ba1	7.875%		09/15/31	5,000	6,009,285
Key Energy Services, Inc., Gtd. Notes	B1	6.75%		03/01/21	390	390,000
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.00%		02/01/17	1,050	1,184,107
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	Baa2	8.25%		03/01/19	5,500	7,032,487
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	6.625%		06/15/35	6,070	6,397,926
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	A3	5.375%		01/27/21	8,190	8,409,566
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	A3	5.75%		01/20/20	2,501	2,667,954
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	A3	6.125%		10/06/16	970	1,079,919
Petroleos Mexicanos, Gtd. Notes (Mexico)	Baa1	5.50%		01/21/21	980	1,027,530
Petroplus Finance Ltd., Sr. Sec’d. Notes, 144A (Bermuda)	B2	6.75%		05/01/14	1,740	1,705,200
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	6.875%		03/01/21	2,630	2,774,650
Shell International Finance BV, Gtd. Notes (Netherlands)(a)	Aa1	4.375%		03/25/20	4,610	4,844,096
Statoil ASA, Gtd. Notes (Norway)(a)	Aa2	3.125%		08/17/17	1,600	1,614,008
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.875%		03/13/18	743	852,593
Total Capital SA, Gtd. Notes (France)(a)	Aa1	4.45%		06/24/20	2,500	2,609,330
Transocean, Inc., Gtd. Notes (Cayman Islands)	Baa3	5.25%		03/15/13	1,240	1,320,816

						108,930,899

Pharmaceuticals — 0.4%
Giant Funding Corp., Sr. Sec’d. Notes, 144A	B3	8.25%		02/01/18	850	886,125
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	5.65%		05/15/18	3,920	4,471,285
Pfizer, Inc., Sr. Unsec’d. Notes(a)	A1	6.20%		03/15/19	5,880	6,878,148
Wyeth, Gtd. Notes	A1	5.45%		04/01/17	730	835,713

						13,071,271

Pipelines — 1.1%
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.75%		01/15/32	5,820	6,770,243
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.25%		01/31/20	3,020	3,213,002
Enterprise Products Operating LLC, Gtd. Notes	Baa3	6.50%		01/31/19	5,820	6,666,746
Enterprise Products Operating LLC, Gtd. Notes(a)	Ba1	8.375	%(c)	08/01/66	4,000	4,330,000
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	B1	6.50%		07/15/21	2,059	2,084,737
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.00%		03/01/32	3,600	4,510,890
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	7.50%		01/15/31	2,578	2,948,330
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	7.875%		09/01/21	1,880	2,330,175
Williams Partners LP, Sr. Unsec’d. Notes	Baa3	5.25%		03/15/20	1,140	1,200,197

						34,054,320

SEE NOTES TO FINANCIAL STATEMENTS.

A461

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Real Estate Investment Trusts
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Baa3	6.50%	06/01/16	$880	$909,043

Retail & Merchandising — 0.6%
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	Baa2	5.75%	06/01/17	4,000	4,492,704
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	Baa2	6.60%	03/15/19	4,050	4,700,847
CVS Pass-Through Trust, Pass-Through Certificates	Baa2	6.036%	12/10/28	3,422	3,632,139
CVS Pass-Through Trust, Pass-Through Certificates	Baa2	6.943%	01/10/30	843	947,662
CVS Pass-Through Trust, Pass-Through Certificates, 144A	Ba1	9.35%	01/10/23	1,050	1,143,776
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	Aa2	4.25%	04/15/13	960	1,019,700
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41	2,300	2,372,903
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	Aa2	5.80%	02/15/18	740	852,900
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.20%	04/15/38	1,030	1,141,313

					20,303,944

Telecommunications — 1.5%
America Movil SAB de CV, Gtd. Notes (Mexico)	A2	5.00%	03/30/20	3,100	3,233,917
America Movil SAB de CV, Gtd. Notes (Mexico)(a)	A2	5.625%	11/15/17	1,310	1,470,015
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.50%	02/01/18	4,630	5,163,964
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.30%	01/15/38	3,530	3,738,192
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.55%	02/15/39	480	526,478
British Telecommunications PLC, Sr. Unsec’d. Notes (United Kingdom)	Baa2	5.95%	01/15/18	1,570	1,734,038
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.50%	11/15/18	2,110	2,739,968
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	Baa1	5.75%	03/23/16	3,380	3,822,564
Inmarsat Finance PLC, Gtd. Notes, 144A (United Kingdom)	Ba2	7.375%	12/01/17	480	508,800
Sprint Capital Corp., Gtd. Notes	B1	8.75%	03/15/32	440	476,300
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	B1	6.00%	12/01/16	4,460	4,454,425
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	4.60%	04/01/21	11,170	11,525,139
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.00%	04/01/41	4,300	4,490,254
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	6.10%	04/15/18	2,310	2,647,138
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.375%	09/01/12	400	430,183

					46,961,375

Transportation — 0.1%
Kansas City Southern de Mexico SA de CV, Sr. Unsec’d. Notes (Mexico)	Ba3	12.50%	04/01/16	406	483,140
RailAmerica, Inc., Sr. Sec’d. Notes(a)	B1	9.25%	07/01/17	2,670	2,930,325

					3,413,465

Utilities — 0.2%
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	5.625%	11/30/12	2,940	3,130,885
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	3.95%	09/15/14	250	265,872
Mirant Mid Atlantic Pass-Through Trust C, Pass-Through Certificates	Ba1	10.06%	12/30/28	1,403	1,571,342
Tennessee Valley Authority, Notes	Aaa	5.25%	09/15/39	1,440	1,524,687

					6,492,786

TOTAL CORPORATE BONDS (cost $903,871,411)					928,672,332

SEE NOTES TO FINANCIAL STATEMENTS.

A462

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

FOREIGN GOVERNMENT BONDS — 2.9%	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value (Note 2)

Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	Baa3	10.00%		01/01/14	BRL	2,663	$1,615,055
Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	Baa3	10.00%		01/01/17	BRL	56,811	33,002,362
Malaysia Government, (Malaysia)	A3	4.262%		09/15/16	MYR	5,645	1,932,951
Malaysia Government, Sr. Unsec’d. Notes (Malaysia)	A3	3.835%		08/12/15	MYR	25,740	8,665,638
Mexican Bonos, Bonds (Mexico)	Baa1	8.00%		06/11/20	MXN	188,750	17,254,831
Mexican Bonos, Bonds (Mexico)	Baa1	10.00%		12/05/24	MXN	15,130	1,592,509
Poland Government Bond, Bonds (Poland)	A2	5.50%		04/25/15	PLN	44,435	16,414,883
Russian Government, Sr. Unsec’d. Notes (Russia)	Baa1	7.50%		03/31/30		$8,884	10,476,371

TOTAL FOREIGN GOVERNMENT BONDS (cost $86,634,999)							90,954,600

MUNICIPAL BONDS — 0.8%
California — 0.1%
California State, General Obligation Unlimited	A1	7.30%		10/01/39		1,600	1,789,088
Los Angeles Department of Water & Power, Revenue Bonds .	Aa3	6.574%		07/01/45		2,050	2,298,009

							4,087,097

Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds	A2	6.637%		04/01/57		1,440	1,380,470
Municipal Electric Authority of Georgia, Revenue Bonds	A2	6.655%		04/01/57		820	773,063

							2,153,533

Illinois — 0.2%
State of Illinois, General Obligation Unlimited	A1	5.665%		03/01/18		3,210	3,329,797
State of Illinois, General Obligation Unlimited	A1	5.877%		03/01/19		3,350	3,443,365

							6,773,162

Minnesota — 0.2%
Northstar Education Finance, Inc., Revenue Bonds	Aaa	0.345	%(c)	01/29/46		7,850	6,637,175

Ohio — 0.2%
Student Loan Funding Corp., Revenue Bonds	Aaa	0.21	%(c)	09/01/47		6,000	6,000,000

TOTAL MUNICIPAL BONDS (cost $24,573,243)							25,650,967

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 13.3%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1	Caa1	2.688	%(c)	07/25/35		746	594,545
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	Caa3	2.682	%(c)	09/25/35		750	507,695
American Home Mortgage Assets, Series 2006-2, Class 2A1	Caa2	0.376	%(c)	09/25/46		567	300,090
Banc of America Funding Corp., Series 2005-F, Class 2A1	Caa3	3.054	%(c)	09/20/35		133	75,329
Banc of America Funding Corp., Series 2006-2, Class 2A2	Caa1	6.25%		03/25/36		5,000	4,529,095
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 3A1	A2	3.166	%(c)	09/25/33		789	779,882
Banc of America Mortgage Securities, Inc., Series 2005-12, Class A2	B2	1.086	%(c)	01/25/36		4,622	4,166,265
Banc of America Mortgage Securities, Inc., Series 2005-H, Class 2A1	B(d)	3.199	%(c)	09/25/35		449	368,301
BCAP LLC Trust, Series 2006-AA1, Class A1	Ca	0.376	%(c)	10/25/36		5,444	2,898,156
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A3	BB(d)	2.827	%(c)	10/25/35		150	129,684
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1	Caa3	3.089	%(c)	02/25/36		954	684,809
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 24A1	Caa2	5.574	%(c)	02/25/36		562	382,519
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1	CCC(d)	2.816	%(c)	10/25/36		1,055	688,591

SEE NOTES TO FINANCIAL STATEMENTS.

A463

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Bear Stearns Alt-A Trust, Series 2004-13, Class A1	Baa1	0.926	%(c)	11/25/34	$249	$220,356
Bear Stearns Asset Backed Securities Trust, Series 2003-AC5, Class A3	Baa2	1.286	%(c)	10/25/33	752	692,995
Chevy Chase Mortgage Funding Corp., Series 2004-3A, Class A2, 144A	Baa3	0.486	%(c)	08/25/35	15	10,186
Chevy Chase Mortgage Funding Corp., Series 2004-4A, Class A2, 144A	Ba1	0.476	%(c)	10/25/35	41	27,684
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A2, 144A	B3	0.386	%(c)	01/25/36	21	12,814
Chevy Chase Mortgage Funding Corp., Series 2005-3A, Class A2, 144A	B3	0.416	%(c)	07/25/36	324	200,514
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A1A	CCC(d)	2.799	%(c)	10/25/35	640	478,031
Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 144A	NR	3.242	%(c)	02/25/36	4,750	4,736,437
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	Caa1	3.067	%(c)	11/20/34	349	295,024
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A2	Caa1	3.067	%(c)	11/20/34	803	679,423
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2	Caa2	0.476	%(c)	04/25/35	7,289	4,610,555
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J2, Class 3A10	B3	48.556	%(c)	08/25/35	350	622,319
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R3, Class AF, 144A	Ba3	0.586	%(c)	09/25/35	579	516,591
Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 1A1	B2	0.686	%(c)	02/25/35	5,243	4,143,441
Federal Home Loan Mortgage Corp., Series 2808, Class FT	Aaa	0.537	%(c)	04/15/33	2,834	2,838,035
Federal Home Loan Mortgage Corp., Series 3738, Class BP	Aaa	4.00%		12/15/38	12,800	12,730,880
Federal Home Loan Mortgage Corp., Series 3754, Class MB	Aaa	4.00%		01/15/39	7,500	7,459,933
Federal Home Loan Mortgage Corp., Series 3768, Class MB	Aaa	4.00%		12/15/39	10,732	10,564,751
Federal Home Loan Mortgage Corp., Series 3806, Class CZ	Aaa	5.50%		07/15/34	8,898	9,721,354
Federal Home Loan Mortgage Corp., Series 3871, Class JB	Aaa	5.50%		06/15/41	5,700	6,181,156
Federal National Mortgage Assoc., Series 2004-38, Class FK	Aaa	0.536	%(c)	05/25/34	3,627	3,634,990
Federal National Mortgage Assoc., Series 2010-110, Class AE	Aaa	9.75%		11/25/18	9,642	11,330,137
Federal National Mortgage Assoc., Series 2010-118, Class YB, IO	Aaa	6.314	%(c)	10/25/40	7,961	1,247,283
Federal National Mortgage Assoc., Series 2010-123, Class PM	Aaa	4.00%		07/25/40	7,300	7,028,247
Federal National Mortgage Assoc., Series 2010-134, Class DJ	Aaa	2.25%		03/25/39	8,502	8,383,498
Federal National Mortgage Assoc., Series 2011-14, Class GD	Aaa	4.00%		04/25/40	58,533	57,255,443
Federal National Mortgage Assoc., Series 2011-15, Class AB	Aaa	9.75%		08/25/19	3,230	3,749,737
Federal National Mortgage Assoc., Series 2011-63, Class SW, IO	Aaa	6.482	%(c)	07/25/41	1,800	285,174

SEE NOTES TO FINANCIAL STATEMENTS.

A464

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Federal National Mortgage Assoc., Series 407, Class C10, IO	Aaa	5.00%		01/25/38	$3,998	$847,488
FHLMC Multifamily Structured Pass-Through Certificates, Series K702, Class X1, IO	Aaa	1.569	%(c)	02/25/18	10,980	902,995
First Horizon Asset Securities, Inc., Series 2004-AR7, Class 4A1	BBB+(d)	5.335	%(c)	02/25/35	355	351,019
Government National Mortgage Assoc., Series 2005-13, Class SD, IO	Aaa	6.614	%(c)	02/20/35	1,807	311,935
Government National Mortgage Assoc., Series 2005-81, Class SD, IO	Aaa	6.114	%(c)	12/20/34	3,106	417,724
Government National Mortgage Assoc., Series 2005-82, Class NS, IO	Aaa	6.114	%(c)	07/20/34	1,962	307,241
Government National Mortgage Assoc., Series 2006-47, Class SA, IO	Aaa	6.615	%(c)	08/16/36	4,792	702,164
Government National Mortgage Assoc., Series 2008-60, Class SH, IO	Aaa	5.965	%(c)	07/16/38	1,737	229,283
Government National Mortgage Assoc., Series 2009-10, Class ST, IO	Aaa	6.265	%(c)	03/16/34	1,932	251,716
Government National Mortgage Assoc., Series 2009-35, Class SP, IO	Aaa	6.215	%(c)	05/16/37	4,312	618,249
Government National Mortgage Assoc., Series 2009-61, Class SA, IO	Aaa	6.514	%(c)	08/20/39	8,858	1,477,075
Government National Mortgage Assoc., Series 2009-61, Class WQ, IO	Aaa	6.065	%(c)	11/16/35	5,059	774,134
Government National Mortgage Assoc., Series 2009-68, Class SL, IO	Aaa	6.565	%(c)	04/16/39	2,339	368,664
Government National Mortgage Assoc., Series 2009-87, Class KI, IO	Aaa	6.114	%(c)	09/20/35	2,132	287,140
Government National Mortgage Assoc., Series 2009-87, Class SI, IO	Aaa	6.564	%(c)	02/20/35	2,424	399,956
Government National Mortgage Assoc., Series 2009-87, Class TS, IO	Aaa	5.914	%(c)	07/20/35	4,726	711,348
Government National Mortgage Assoc., Series 2010-3, Class MS, IO	Aaa	6.364	%(c)	11/20/38	2,812	509,131
Government National Mortgage Assoc., Series 2010-14, Class SA, IO	Aaa	7.814	%(c)	12/20/32	2,284	363,424
Government National Mortgage Assoc., Series 2010-14, Class SC, IO	Aaa	4.609	%(c)	08/20/35	4,230	558,662
Government National Mortgage Assoc., Series 2010-14, Class SH, IO	Aaa	5.815	%(c)	02/16/40	2,464	400,002
Government National Mortgage Assoc., Series 2010-31, Class GS, IO	Aaa	6.314	%(c)	03/20/39	2,550	460,005
Government National Mortgage Assoc., Series 2010-39, Class SP, IO	Aaa	6.364	%(c)	11/20/38	846	150,018
Government National Mortgage Assoc., Series 2010-47, Class VS, IO	Aaa	6.065	%(c)	11/16/37	3,540	497,231
Government National Mortgage Assoc., Series 2010-47, Class XN, IO	Aaa	6.365	%(c)	04/16/34	3,580	339,047
Government National Mortgage Assoc., Series 2010-50, Class QS, IO	Aaa	6.364	%(c)	12/20/38	3,925	700,359
Government National Mortgage Assoc., Series 2010-85, Class HS, IO	Aaa	6.464	%(c)	01/20/40	2,049	375,812
Government National Mortgage Assoc., Series 2010-87, Class SK, IO	Aaa	6.315	%(c)	07/16/40	6,635	1,110,008
Government National Mortgage Assoc., Series 2010-91, Class SI, IO	Aaa	6.384	%(c)	07/20/40	1,600	313,257
Government National Mortgage Assoc., Series 2010-101, Class NI, IO	Aaa	5.00%		11/20/36	6,738	1,085,573
Government National Mortgage Assoc., Series 2010-113, Class SM, IO	Aaa	5.864	%(c)	09/20/40	3,755	589,457

SEE NOTES TO FINANCIAL STATEMENTS.

A465

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Government National Mortgage Assoc., Series 2010-116, Class JS, IO	Aaa	5.864	%(c)	12/20/39	$14,951	$2,583,397
Government National Mortgage Assoc., Series 2010-117, Class PS, IO	Aaa	5.814	%(c)	10/20/39	12,987	2,236,431
Government National Mortgage Assoc., Series 2010-120, Class SG, IO	Aaa	5.214	%(c)	09/20/40	2,955	445,736
Government National Mortgage Assoc., Series 2010-146, Class GS, IO	Aaa	5.914	%(c)	06/20/39	6,204	1,115,347
Government National Mortgage Assoc., Series 2010-151, Class SA, IO	Aaa	5.864	%(c)	11/20/40	3,241	597,670
Government National Mortgage Assoc., Series 2010-160, Class SW, IO	Aaa	6.364	%(c)	10/20/38	4,776	853,438
Government National Mortgage Assoc., Series 2010-167, Class US, IO	Aaa	6.444	%(c)	11/20/38	1,970	367,597
Government National Mortgage Assoc., Series 2010-H02, Class FA	Aaa	0.872	%(c)	02/20/60	6,694	6,735,429
Government National Mortgage Assoc., Series 2010-H10, Class FC	Aaa	1.192	%(c)	05/20/60	8,782	8,981,461
Government National Mortgage Assoc., Series 2010-H11, Class FA	Aaa	1.186	%(c)	06/20/60	8,540	8,667,994
Government National Mortgage Assoc., Series 2010-H20, Class AF	Aaa	0.54	%(c)	10/20/60	17,800	17,577,671
Government National Mortgage Assoc., Series 2010-H24, Class FA	Aaa	0.56	%(c)	10/20/60	15,321	15,145,393
Government National Mortgage Assoc., Series 2011-11, Class SA, IO	Aaa	5.814	%(c)	01/20/41	4,336	772,952
Government National Mortgage Assoc., Series 2011-32, Class S, IO	Aaa	5.815	%(c)	03/16/41	1,562	277,519
Government National Mortgage Assoc., Series 2011-40, Class SA, IO(s)	Aaa	5.945	%(c)	02/16/36	8,811	1,510,019
Government National Mortgage Assoc., Series 2011-70, Class BS, IO	Aaa	6.515	%(c)	12/16/36	5,176	1,025,179
Government National Mortgage Assoc., Series 2011-81, Class SA, IO	Aaa	5.205	%(c)	06/20/41	5,900	914,618
Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	Caa3	0.386	%(c)	10/25/45	356	186,821
Greenpoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	C	0.436	%(c)	04/25/36	5,426	2,254,135
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	Ca	0.416	%(c)	04/25/36	508	207,544
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A	Baa1	0.536	%(c)	03/25/35	2,248	1,909,691
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 144A	Baa2	0.536	%(c)	09/25/35	6,496	5,465,653
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	CCC(d)	5.50%		11/25/35	3,751	3,641,899
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A5	B-(d)	2.782	%(c)	07/25/35	800	633,586
Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1A	Baa3	2.991	%(c)	01/19/35	586	448,706
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A1A	Caa1	0.536	%(c)	01/19/35	167	99,963
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A3	Caa2	0.566	%(c)	01/19/35	534	275,971
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A	Caa1	1.186	%(c)	11/25/47	1,725	1,186,866
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	Aa2	0.636	%(c)	07/25/34	1,485	1,293,480
Homestar Mortgage Acceptance Corp., Series 2004-5, Class A4	Aa1	0.756	%(c)	10/25/34	2,120	1,851,262

SEE NOTES TO FINANCIAL STATEMENTS.

A466

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Homestar Mortgage Acceptance Corp., Series 2004-6, Class A3A	Aaa	0.736%	(c)	01/25/35	$ 5,722	$5,500,525
Impac Secured Assets Common Owner Trust, Series 2006-2, Class 2A1	Aaa	0.536%	(c)	08/25/36	563	501,020
Indymac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2	Caa2	0.386%	(c)	10/25/36	2,251	1,459,583
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	B+(d)	3.141%	(c)	08/25/35	1,400	1,054,007
JPMorgan Mortgage Trust, Series 2005-A8, Class 2A3	Caa1	2.97%	(c)	11/25/35	4,300	3,304,743
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	CCC(d)	6.50%		01/25/36	4,388	3,405,390
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	A1	2.796%	(c)	04/21/34	3,690	3,593,426
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 144A	Ca	2.694%	(c)	11/25/35	5,210	2,940,973
MASTR Alternative Loans Trust, Series 2004-10, Class 5A1	AAA(d)	0.636%	(c)	09/25/34	1,907	1,777,312
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 144A	Baa2	7.00%		08/25/34	2,949	3,016,773
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 144A	Ba3	0.536%	(c)	05/25/35	3,995	3,268,907
Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3	BBB(d)	2.624%	(c)	06/25/35	2,300	1,811,294
Merrill Lynch Mortgage Investors, Inc., Series 2005-A9, Class 1A1	B-(d)	2.496%	(c)	12/25/35	1,981	1,473,776
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	B2	0.396%	(c)	02/25/36	534	388,999
MLCC Mortgage Investors, Inc., Series 2006-1, Class 1A	Caa2	1.991%	(c)	02/25/36	284	232,602
MLCC Mortgage Investors, Inc., Series 2006-1, Class 2A1	B2	2.077%	(c)	02/25/36	849	784,850
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	Ba1	2.788%	(c)	07/25/34	1,897	1,654,559
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	Baa3	5.392%	(c)	11/25/34	3,671	3,473,900
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	Caa2	0.886%	(c)	12/25/35	4,314	2,737,104
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3	Ca	2.672%	(c)	03/25/36	4,975	2,770,472
NCUA Guaranteed Notes, Series 2010-C1, Class A2	AAA(d)	2.90%		10/29/20	400	399,253
Nomura Asset Acceptance Corp., Series 2004-R3, Class A1, 144A	A1	6.50%		02/25/35	4,027	4,103,686
Nomura Asset Acceptance Corp., Series 2006-AF1, Class 2A	Ca	2.848%	(c)	06/25/36	1,875	961,434
RBSGC Mortgage Pass-Through Certificates, Series 2005-A, Class 5A	Caa1	7.00%		04/25/35	4,708	3,471,964
RBSGC Mortgage Pass-Through Certificates, Series 2007-B, Class 1A4	Caa3	0.636%	(c)	01/25/37	2,682	1,542,126
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	AAA(d)	3.301%	(c)	12/26/35	2,385	2,399,055
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	Caa3	0.546%	(c)	01/25/37	688	351,985
Residential Asset Mortgage Products, Inc., Series 2005-SL1, Class A7	Caa2	8.00%		05/25/32	228	214,769
Residential Asset Securitization Trust, Series 2007-A7, Class A3	CCC(d)	6.00%		07/25/37	3,900	2,835,595
Saco I, Inc., Series 2007-VA1, Class A, 144A	BB(d)	8.815%	(c)	06/25/21	2,827	3,027,481
Sequoia Mortgage Trust, Series 2007-3, Class 1A1	B1	0.386%	(c)	07/20/36	7,962	6,246,842
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A	Baa3	2.969%	(c)	09/25/34	376	346,179
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	Baa3	0.486%	(c)	09/25/34	791	590,678
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 5A	B3	5.50%	(c)	12/25/34	696	641,505

SEE NOTES TO FINANCIAL STATEMENTS.

A467

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	Baa2	0.556%	(c)	07/25/34	$483	$414,693
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1	Caa2	2.545%	(c)	06/25/35	159	124,642
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1	Caa2	5.663%	(c)	10/25/35	4,215	3,536,383
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4A1	CCC(d)	5.505%	(c)	05/25/36	2,100	1,641,494
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5A1	CCC(d)	5.608%	(c)	05/25/36	624	495,805
Structured Asset Securities Corp., Series 2005-16, Class 1A2	Caa1	5.50%		09/25/35	1,250	1,141,917
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	B1	0.536%	(c)	03/25/35	4,960	4,176,335
Structured Asset Securities Corp., Series 2005-RF2, Class A, 144A	B2	0.536%	(c)	04/25/35	4,763	3,912,065
Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 144A	B1	0.536%	(c)	06/25/35	4,997	4,068,196
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	B2	6.043%	(c)	09/25/37	3,757	3,695,490
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	CCC(d)	2.81%	(c)	08/20/35	252	178,529
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6	Ba2	2.581%	(c)	02/25/33	1,947	1,816,276
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 1A7	A1	2.714%	(c)	09/25/33	767	733,871
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR11, Class A6	A2	2.708%	(c)	10/25/33	7,796	7,622,343
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A	B2	0.506%	(c)	08/25/45	7,963	6,496,774
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1C3	Ca	0.676%	(c)	10/25/45	8,168	5,040,020
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5, Class A12A	Caa1	1.258%	(c)	06/25/46	669	501,916
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A3	B(d)	5.705%	(c)	08/25/36	3,940	3,277,706
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	Aaa	2.671%	(c)	02/25/37	1,325	1,011,599
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	CCC(d)	2.725%	(c)	03/25/37	1,158	981,478
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1	CCC(d)	3.552%	(c)	09/25/36	772	580,364
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA5, Class 1A	Caa3	1.028%	(c)	06/25/47	1,076	698,935
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A	Caa3	1.088%	(c)	07/25/47	26,295	16,911,563
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A1	A-(d)	5.62%	(c)	04/25/36	379	347,100

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $425,539,747)						423,123,755

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.8%
Federal Home Loan Mortgage Corp., Notes		2.50%		05/27/16	1,930	1,979,366
Federal National Mortgage Assoc., Bonds		6.625%		11/15/30	5,030	6,353,619
Federal National Mortgage Assoc., Notes		2.375%		04/11/16	7,740	7,901,108
Federal National Mortgage Assoc., Notes(a)		5.375%		06/12/17	19,750	22,986,531
Federal National Mortgage Assoc., Notes(a)		5.625%		07/15/37	4,730	5,328,950

SEE NOTES TO FINANCIAL STATEMENTS.

A468

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Federal National Mortgage Assoc., Sr. Sub. Notes	5.25%		08/01/12	$14,190	$14,927,582
Federal National Mortgage Assoc., Sub. Debs.	4.358%	(s)	10/09/19	5,800	4,060,174
Federal National Mortgage Assoc., Sub. Notes	4.625%		05/01/13	2,850	3,042,301
Financing Corp., FICO, Series 6P, PO	10.35%		08/03/18	710	576,165
Financing Corp., FICO, Series 7P, PO	10.35%		08/03/18	1,290	1,046,835
Financing Corp., FICO, Series 8P, PO	10.35%		08/03/18	680	551,820
Financing Corp., FICO, Series 11P, PO	9.40%		02/08/18	440	365,991
Financing Corp., FICO, Series 12P, PO	9.90%		12/06/18	3,500	2,787,445
Financing Corp., FICO, Series 13P, PO	9.60%		12/27/18	5,779	4,588,457
Financing Corp., FICO, Series 15P, PO	9.65%		03/07/19	640	502,940
Financing Corp., FICO, Series 19P, PO	9.00%		06/06/19	210	162,804
Financing Corp., FICO, Series B-P, PO	9.80%		04/06/18	1,340	1,106,047
Financing Corp., FICO, Series D-P, PO	8.60%		09/26/19	5,580	4,249,644
Financing Corp., FICO, Series D-P, PO	10.35%		08/03/18	1,590	1,290,285
Financing Corp., FICO, Series E-P, PO	9.65%		11/02/18	2,820	2,257,252
Financing Corp., FICO, Series I-P, PO	10.00%		05/11/18	1,670	1,371,885

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $84,879,387)					87,437,201

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 47.0%
Federal Home Loan Mortgage Corp.	5.50%		12/01/38	22,799	24,684,514
Federal Home Loan Mortgage Corp.	5.50%		TBA	900	972,140
Federal Home Loan Mortgage Corp.	5.948%	(c)	07/01/36	1,973	2,040,326
Federal Home Loan Mortgage Corp.	6.00%		12/01/39	6,223	6,839,904
Federal National Mortgage Assoc.	3.50%		TBA	500	509,063
Federal National Mortgage Assoc.	3.50%		TBA	7,900	7,554,375
Federal National Mortgage Assoc.	4.00%		TBA	5,700	5,936,903
Federal National Mortgage Assoc.	4.00%		TBA	35,100	35,100,000
Federal National Mortgage Assoc.	4.50%		TBA	114,300	118,246,893
Federal National Mortgage Assoc.	5.00%		TBA	74,600	79,330,237
Federal National Mortgage Assoc.	5.00%		TBA	126,500	134,406,250
Federal National Mortgage Assoc.	5.464%	(c)	08/01/37	271	288,601
Federal National Mortgage Assoc.	5.50%		02/01/35-07/01/41	176,871	191,864,093
Federal National Mortgage Assoc.	5.50%		TBA	220,800	238,740,000
Federal National Mortgage Assoc.	5.703%	(c)	05/01/37	235	249,180
Federal National Mortgage Assoc.	5.718%	(c)	01/01/37	206	219,110
Federal National Mortgage Assoc.	6.00%		09/01/37	2,833	3,122,206
Federal National Mortgage Assoc.	6.00%		TBA	64,500	70,849,251
Federal National Mortgage Assoc.	6.50%		TBA	16,600	18,794,321
Government National Mortgage Assoc.	1.983%	(c)	07/20/60	5,566	5,847,368
Government National Mortgage Assoc.	2.003%	(c)	09/20/60	6,536	6,851,943
Government National Mortgage Assoc.	2.019%	(c)	11/20/60	7,033	7,364,507
Government National Mortgage Assoc.	2.648%	(c)	04/20/60	9,780	10,507,692
Government National Mortgage Assoc.	4.00%		TBA	3,700	3,768,798
Government National Mortgage Assoc.	4.50%		11/20/40-04/20/41	68,972	72,742,046
Government National Mortgage Assoc.	4.50%		TBA	46,100	48,616,368
Government National Mortgage Assoc.	4.50%		TBA	71,800	75,771,402
Government National Mortgage Assoc.	4.50%		TBA	134,100	141,119,330
Government National Mortgage Assoc.	5.00%		04/15/40-11/20/40	46,580	50,584,382
Government National Mortgage Assoc.	5.00%		TBA	81,500	88,389,276
Government National Mortgage Assoc.	5.50%		TBA	5,500	6,044,841
Government National Mortgage Assoc.	5.50%		TBA	12,600	13,868,127
Government National Mortgage Assoc.	6.00%		TBA	6,500	7,182,500
Government National Mortgage Assoc.	6.00%		TBA	8,200	9,135,308
Government National Mortgage Assoc.	6.50%		10/20/37	4,140	4,668,164

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $1,488,612,774)					1,492,209,419

SEE NOTES TO FINANCIAL STATEMENTS.

A469

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

U.S. TREASURY OBLIGATIONS — 9.2%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Treasury Bonds	4.375%	11/15/39-05/15/41	$48,480	$48,461,457
U.S. Treasury Bonds	4.75%	02/15/41	59,510	63,257,285
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.25%	07/15/20	9,010	9,826,915
U.S. Treasury Inflationary Indexed Bonds, TIPS(k)	1.75%	01/15/28	6,500	7,300,403
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.125%	02/15/40	12,490	14,139,943
U.S. Treasury Inflationary Indexed Bonds, TIPS(a)	2.125%	02/15/41	2,620	2,922,848
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%	01/15/25-01/15/27	19,020	25,951,591
U.S. Treasury Inflationary Indexed Bonds, TIPS(k)	2.50%	01/15/29	14,330	17,430,326
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.875%	04/15/29	740	1,386,923
U.S. Treasury Notes,	0.50%	05/31/13	190	190,200
U.S. Treasury Notes	1.25%	04/15/14	18,750	19,013,663
U.S. Treasury Notes	1.375%	02/15/13	490	497,790
U.S. Treasury Notes(a)	1.75%	05/31/16	4,720	4,727,363
U.S. Treasury Notes(a)	2.375%	05/31/18	25,870	25,732,630
U.S. Treasury Notes	2.625%	04/30/18	1,460	1,478,250
U.S. Treasury Notes,	3.125%	05/15/21	18,900	18,846,891
U.S. Treasury Strip, PO(a)	7.625%	02/15/25	55,210	31,775,067

TOTAL U.S. TREASURY OBLIGATIONS (cost $284,938,054)				292,939,545

			Shares

COMMON STOCK*
Oil, Gas & Consumable Fuels
SemGroup Corp. (Class A Stock) (cost $718,531)			1,966	50,467

PREFERRED STOCKS — 0.1%
Diversified Financial Services — 0.1%
Citigroup Capital XII, 8.50%			13,675	353,088
Citigroup Capital XIII, 7.875%			45,250	1,257,045

				1,610,133

U.S. Government Agency Obligations
Federal National Mortgage Assoc., Series S, 8.25%*			7,425	16,428

TOTAL PREFERRED STOCKS (cost $1,720,749)				1,626,561

			Units

WARRANTS*
Oil, Gas & Consumable Fuels
SemGroup Corp. (Class A Stock), expiring 11/30/14 (cost $0)			2,070	5,949

TOTAL LONG-TERM INVESTMENTS (cost $3,559,888,934)				3,600,670,896

			Shares

SHORT-TERM INVESTMENTS — 34.2%

AFFILIATED MONEY MARKET MUTUAL FUND — 34.0%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $1,080,957,664; includes $286,914,845 of cash collateral for securities on loan) (Note 4)(b)(w)			1,080,957,664	1,080,957,664

SEE NOTES TO FINANCIAL STATEMENTS.

A470

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS(k)(n) — 0.2%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Federal Home Loan Mortgage Corp.	0.11%	01/10/12-01/12/12	$5,110	$5,106,989
Federal Home Loan Mortgage Corp.	0.12%	01/10/12	340	339,799

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $5,446,878)				5,446,788

			Notional Amount (000)#

OPTIONS PURCHASED*
Call Options
5 Year CDX North America IG 16, expiring 07/20/11, Strike Price $0.90			160,000	193,453
10 Year U.S. Treasury Note Futures,
expiring 08/26/11, Strike Price $124.00			243	170,860
expiring 07/22/11, Strike Price $123.50			467	277,281

				641,594

Put Option
5 Year Euro-Bobl Futures, expiring 09/16/11, Strike Price $99.00			1,190	86,275

TOTAL OPTIONS PURCHASED (cost $700,173)				727,869

TOTAL SHORT-TERM INVESTMENTS (cost $1,087,104,715)				1,087,132,321

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 147.5% (cost $4,646,993,649)				4,687,803,217

OPTIONS WRITTEN*
Call Options
90 Day Euro Dollar,
expiring 03/19/12, Strike Price $99.25			495	(173,250)
expiring 03/19/12, Strike Price $99.38			708	(175,106)
expiring 03/19/12, Strike Price $99.50			818	(126,713)
10 Year U.S. Treasury Note Futures,
expiring 07/22/11, Strike Price $125.50			156	(9,750)
expiring 08/26/11, Strike Price $125.50			156	(48,750)

				(533,569)

Put Options
90 Day Euro Dollar,
expiring 03/19/12, Strike Price $99.38			708	(76,056)
expiring 03/19/12, Strike Price $99.50			818	(114,450)
expiring 03/20/12, Strike Price $99.25			495	(42,075)
5 Year CDX North America IG 16, expiring 07/20/11, Strike Price $1.00			160,000	(141,428)
5 Year Euro-Bobl Futures, expiring 09/16/11, Strike Price $98.25			1,190	(8,925)
10 Year U.S. Treasury Note Futures, expiring 08/26/11, Strike Price $121.50			156	(165,750)

				(548,684)

TOTAL OPTIONS WRITTEN (premiums received $1,424,993)				(1,082,253)

SECURITIES SOLD SHORT — (14.8)%	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
Federal National Mortgage Assoc.	4.00%	TBA	35,100	(35,100,000)
Federal National Mortgage Assoc.	5.00%	TBA	54,300	(57,693,750)
Federal National Mortgage Assoc.	5.00%	TBA	74,600	(79,330,237)

SEE NOTES TO FINANCIAL STATEMENTS.

A471

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Federal National Mortgage Assoc.	5.50%	TBA	$133,600	$(144,455,000)
Federal National Mortgage Assoc.	6.00%	TBA	16,700	(18,343,914)
Government National Mortgage Assoc.	4.50%	TBA	68,900	(72,506,502)
Government National Mortgage Assoc.	4.50%	TBA	46,100	(48,616,368)
Government National Mortgage Assoc.	5.50%	TBA	12,600	(13,868,127)

TOTAL SECURITIES SOLD SHORT (proceeds received $469,766,742)				$(469,913,898)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 132.7% (cost $4,175,801,914)				4,216,807,066
Other liabilities in excess of other assets(x) — (32.7)%				(1,039,990,898)

NET ASSETS — 100.0%				$3,176,816,168

The following abbreviations are used in the Portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CDX	Credit Derivative Index
FDIC	Federal Deposit Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corporation
FICO	Financing Corporation
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
PO	Principal Only
SLM	Student Loan Mortgage
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $280,588,486; cash collateral of $286,914,845 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.
(d)	Standard & Poor’s rating.
(f)

Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $4,589,281. The aggregate value of $1,328,900 is approximately 0.0% of net assets.

(g)	Indicates a security or securities that have been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security; or a portion thereof segregated as collateral for futures contracts. Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(o)	As of June 30, 2011, 11 securities repesenting $81,114,251 and 2.6% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A472

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation (Depreciation)
Long Positions:
588	90 Day Euro Euribor	Sep. 2011	$209,222,534	$209,485,339	$262,805
322	90 Day Euro Euribor	Mar. 2012	90,178,387	90,344,134	165,747
849	30 Year U.S. Year Ultra Bonds	Sep. 2011	108,345,149	107,186,250	(1,158,899)

					(730,347)

Short Positions:
226	90 Day Euro Dollar	Mar. 2013	55,791,525	55,754,200	37,325
982	2 Year U.S. Treasury Notes	Sep. 2011	214,957,860	215,395,563	(437,703)
1,020	5 Year U.S. Treasury Notes	Sep. 2011	122,308,649	121,579,219	729,430
1,899	10 Year U.S. Treasury Notes	Sep. 2011	232,669,780	232,301,110	368,670
599	20 Year U.S. Treasury Bonds	Sep. 2011	74,255,492	73,695,718	559,774

					1,257,496

					$527,149

Forward foreign currency exchange contracts outstanding at June 30, 2011:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 08/18/11	Citigroup Global Markets	EUR	22,901	$33,990,961	$33,161,818	$829,143
Expiring 08/18/11	Morgan Stanley	EUR	23,746	34,421,846	34,386,077	35,769
Expiring 08/18/11	Citigroup Global Markets	EUR	22,190	31,282,909	32,132,866	(849,957)
Japanese Yen,
Expiring 08/18/11	JPMorgan Chase	JPY	1,205,786	15,000,505	14,981,736	18,769

				$114,696,221	$114,662,497	$33,724

Interest rate swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Bank PLC(1)	02/15/25	$4,350	0.26%	3 month LIBOR	$(298,388)	$—	$(298,388)
Barclays Bank PLC(1)	02/15/25	5,580	0.26%	3 month LIBOR	(412,423)	—	(412,423)
Barclays Bank PLC(1)	02/15/25	14,960	0.26%	3 month LIBOR	(1,128,435)	—	(1,128,435)
Barclays Bank PLC(1)	02/15/25	27,600	0.26%	3 month LIBOR	(2,031,849)	—	(2,031,849)

					$(3,871,095)	$—	$(3,871,095)

(1)	Portfolio pays the fixed rate and receives the floating rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A473

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Credit default swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference/Entity Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation

Credit default swaps – Buy Protection(1)
Barclays Bank PLC	06/20/16	$40,000	1.00%	CDX.NA.IG.16	$(173,741)	$(175,840)	$2,099
Barclays Bank PLC	06/20/16	120,000	1.00%	CDX.NA.IG.16	(521,223)	(555,742)	34,519

					$(694,964)	$(731,582)	$36,618

(1)   If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)   Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Barclays Bank PLC	01/12/40	$1,936	Receive fixed rate payments on IOS.FN30.450.09 Index and pay variable payments on the one month LIBOR.	$12,481	$2,278	$10,203
Barclays Bank PLC	01/12/40	4,841	Receive fixed rate payments on IOS.FN30.450.09 Index and pay variable payments on the one month LIBOR.	31,203	5,696	25,507
Barclays Bank PLC	01/12/40	5,647	Receive fixed rate payments on IOS.FN30.450.09 Index and pay variable payments on the one month LIBOR.	36,404	(40,003)	76,407
Barclays Bank PLC	01/12/41	14,280	Receive fixed rate payments on IOS.FN30.450.10 Index and pay variable payments on the one month LIBOR.	96,481	(76,032)	172,513
Barclays Bank PLC	01/12/39	11,110	Receive fixed rate payments on IOS.FN30.500.08 Index and pay variable payments on the one month LIBOR.	25,134	23,759	1,375
Barclays Bank PLC	01/12/41	14,810	Receive fixed rate payments on IOS.FN30.500.10 Index and pay variable payments on the one month LIBOR.	110,699	(24,064)	134,763

				$312,402	$(108,366)	$420,768

# Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A474

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$50,467	$—	$—
Preferred Stocks	1,626,561	—	—
Warrants	—	5,949	—
Asset-Backed Securities	—	163,306,430	—
Bank Loans	—	17,306,909	—
Commercial Mortgage-Backed Securities	—	77,386,761	—
Corporate Bonds	—	928,672,332	—
Foreign Government Bonds	—	90,954,600	—
Municipal Bonds	—	25,650,967	—
Residential Mortgage-Backed Securities	—	363,913,020	59,210,735
U.S. Government Agency Obligations	—	92,883,989	—
U.S. Government Mortgage-Backed Obligations	—	1,461,637,909	30,571,510
U.S. Treasury Obligations	—	292,939,545	—
Affiliated Money Market Mutual Fund	1,080,957,664	—	—
Options Purchased	534,416	193,453	—
Options Written	(940,825)	(141,428)	—
Short Sales – U.S. Government Mortgage-Backed Obligations	—	(469,913,898)	—
Other Financial Instruments*
Futures	527,149	—	—
Forward Foreign Currency Contracts	—	33,724	—
Interest Rate Swaps	—	(3,871,095)	—
Credit Default Swaps	—	36,618	—
Total Return Swaps	—	420,768	—

Total	$1,082,755,432	$3,041,416,553	$89,782,245

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Asset-Backed Securities
Balance as of 12/31/10	$1	$5,305,594
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	(1)	—
Purchases	—	—
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	(5,305,594)

Balance as of 6/30/11	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A475

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

	Residential Mortgage-Backed Securities	U.S. Government Mortgage-Backed Obligations
Balance as of 12/31/10	$48,841,381	$31,143,327
Accrued discounts/premiums	(746,642)	(829,096)
Realized gain (loss)	(4,784)	(60,217)
Change in unrealized appreciation (depreciation)**	(528,519)	199,791
Purchases	2,809,131	117,705
Sales	—	—
Transfers into Level 3	8,840,168	—
Transfers out of Level 3	—	—

Balance as of 6/30/11	$59,210,735	$30,571,510

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	Of which, $(328,728) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one Asset-Backed Security transferred out of Level 3 as a result of being priced by a vendor and one Residential Mortgage-Backed Security transferred into Level 3 as a result of using a single broker quote.

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

U.S. Government Mortgage-Backed Obligations	47.0%
Affiliated Money Market Mutual Fund	34.0
Residential Mortgage-Backed Securities	13.3
U.S. Treasury Obligations	9.2
Diversified Financial Services	6.9
Asset-Backed Securities	5.1
Banks	4.6
Oil, Gas & Consumable Fuels	3.4
U.S. Government Agency Obligations	3.0
Foreign Government Bonds	2.9
Commercial Mortgage-Backed Securities	2.4
Metals & Mining	1.9
Telecommunications	1.5
Electric	1.4
Media	1.2
Pipelines	1.1
Cable Television	0.9
Municipal Bonds	0.8
Healthcare – Services	0.8
Insurance	0.7
Food	0.7

Retail & Merchandising	0.6%
Bank Loans	0.5
Financial Services	0.5
Agriculture	0.5
Pharmaceuticals	0.4
Beverages	0.4
Aerospace/Defense	0.3
Containers & Packaging	0.2
Utilities	0.2
Airlines	0.2
Consumer Products	0.2
Media & Entertainment	0.1
Environmental Control	0.1
Transportation	0.1
Machinery & Equipment	0.1
Chemicals	0.1
Advertising	0.1
Gaming	0.1

147.5
Options Written and Securities Sold Short	(14.8)
Other liabilities in excess of other assets	(32.7)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest rate contracts	Due from broker-variation margin	$2,123,751	*	Due from broker-variation margin	$1,596,602	*
Interest rate contracts	Unrealized appreciation on swap agreements	420,768		Unrealized depreciation on swap agreements	3,871,095
Interest rate contracts	Premiums paid for swap agreements	31,733		Premiums received for swap agreements	140,099

SEE NOTES TO FINANCIAL STATEMENTS.

A476

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities (continued):

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Interest rate contracts	Unaffiliated investments	$534,416	Written options outstanding, at value	$940,825
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	883,681	Unrealized depreciation on foreign currency forward contracts	849,957
Credit contracts	Unaffiliated investments	193,453	Written options outstanding, at value	141,428
Credit contracts	Unrealized appreciation on swap agreements	36,618	Premiums received for swap agreements	731,582
Equity contracts	Unaffiliated investments	5,949	—

Total		$4,230,369		$8,271,588

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$(552,083)	$(10,577,861)	$1,296,832	$36,571	$—	$(9,796,541)
Foreign exchange contracts	—	—	—	—	(6,228,577)	(6,228,577)
Credit contracts	—	—	—	(120,858)	—	(120,858)

Total	$(552,083)	$(10,577,861)	$1,296,832	$(84,287)	$(6,228,577)	$(16,145,976)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$185,711	$(4,573,909)	$1,082,482	$(922,577)	$—	$(4,228,293)
Foreign exchange contracts	—	—	—	—	—	550,377	550,377
Credit contracts	—	(118,547)	—	170,572	36,618	—	88,643
Equity contracts	(3,230)	—	—	—	—	—	(3,230)

Total	$(3,230)	$67,164	$(4,573,909)	$1,253,054	$(885,959)	$550,377	$(3,592,503)

For the six months ended June 30, 2011, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts – Long Positions(3)	Futures Contracts – Short Positions(3)	Forward Foreign Currency Exchange Sale Contracts(4)	Interest Rate Swap Agreements(5)	Credit Default Swap Agreements – Buy Protection(5)	Total Return Swap Agreements(5)

$328,493	$952,187	$392,293,142	$636,478,873	$79,490,632	$57,236,667	$53,333,333	$24,780,509

(1)  Cost.

(2)  Premiums Received.

(3)  Value at Trade Date.

(4)  Value at Settlement Date Receivable.

(5)  Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A477

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS:
Investments at value, including securities on loan of $280,588,486:
Unaffiliated investments (cost $3,566,035,985)	$3,606,845,553
Affiliated investments (cost $1,080,957,664)	1,080,957,664
Deposit with broker	5,376,003
Foreign currency, at value (cost $4,930,331)	5,040,595
Receivable for investments sold	705,550,778
Dividends and interest receivable	22,678,949
Due from broker-variation margin	1,430,365
Unrealized appreciation on foreign currency forward contracts	883,681
Receivable for fund share sold	651,797
Unrealized appreciation on swap agreements	457,386
Premiums paid for swap agreements	31,733
Prepaid expenses	3,217

Total Assets	5,429,907,721

LIABILITIES:
Payable for investments purchased	1,413,429,559
Securities sold short, at value (proceeds received $469,766,742)	469,913,898
Payable to broker for collateral for securities on loan	286,914,845
Payable to custodian	75,410,622
Unrealized depreciation on swap agreements	3,871,095
Written options outstanding, at value (premiums received $1,424,993)	1,082,253
Premiums received for swap agreements	871,681
Unrealized depreciation on foreign currency forward contracts	849,957
Advisory fees payable	504,328
Accrued expenses and other liabilities	187,044
Payable for fund share repurchased	42,335
Shareholder servicing fees payable	13,412
Affiliated transfer agent fee payable	524

Total Liabilities	2,253,091,553

NET ASSETS	$3,176,816,168

Net assets were comprised of:
Paid-in capital	$3,068,491,140
Retained earnings	108,325,028

Net assets, June 30, 2011	$3,176,816,168

Net asset value and redemption price per share, $3,176,816,168 / 306,537,871 outstanding shares of beneficial interest	$10.36

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Unaffiliated interest income (net of $219,093 foreign withholding tax)	$58,347,263
Affiliated dividend income	924,863
Affiliated income from securities lending, net	172,709

EXPENSES	59,444,835

Advisory fees	11,071,326
Shareholder servicing fees and expenses	1,581,618
Custodian and accounting fees	318,000
Insurance expenses	19,000
Audit fee	18,000
Trustees’ fees	18,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Commitment fee on syndicated credit agreement	5,000
Shareholders’ reports	4,000
Miscellaneous	6,575

Total expenses	13,053,519
Less: shareholder servicing fee waiver	(362,910)

Net expenses	12,690,609

NET INVESTMENT INCOME	46,754,226

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	39,161,578
Futures transactions	(10,577,861)
Options written transactions	1,296,832
Short sales transactions	241,129
Swap agreement transactions	(84,287)
Foreign currency transactions	(5,601,842)

24,435,549

Net change in unrealized appreciation (depreciation) on:
Investments and other assets	16,652,737
Futures	(4,573,909)
Options written	1,253,054
Short sales	705,480
Swap agreements	(885,959)
Foreign currencies	615,453

13,766,856

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	38,202,405

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$84,956,631

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$46,754,226	$80,631,951
Net realized gain on investment and foreign currency transactions	24,435,549	44,924,468
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	13,766,856	59,957,544

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	84,956,631	185,513,963

DISTRIBUTIONS	(125,749,669)	(58,358,994)

FUND SHARE TRANSACTIONS:
Fund share sold [62,243,338 and 173,672,466 shares, respectively]	663,510,807	1,786,077,442
Fund share issued in reinvestment of distributions [12,068,106 and 5,749,655 shares, respectively]	125,749,669	58,358,994
Fund share repurchased [57,793,878 and 61,589,669 shares, respectively]	(621,068,940)	(641,170,188)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	168,191,536	1,203,266,248

TOTAL INCREASE IN NET ASSETS	127,398,498	1,330,421,217
NET ASSETS:
Beginning of period	3,049,417,670	1,718,996,453

End of period	$3,176,816,168	$3,049,417,670

SEE NOTES TO FINANCIAL STATEMENTS.

A478

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1. General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2011 consisted of 62 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to 31 Portfolios listed below together with their investment objectives.

Purchases of shares of the Portfolios may be made only by separate accounts of Participating Insurance Companies for the purpose of investing assets attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Trust based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives:

AST BlackRock Global Strategies Portfolio (“BlackRock Global Strategies”): High total return consistent with a moderate level of risk.

AST Bond Portfolio 2015 Portfolio (“Bond Portfolio 2015”), AST Bond Portfolio 2016 Portfolio (“Bond Portfolio 2016”), AST Bond Portfolio 2017 Portfolio (“Bond Portfolio 2017”), AST Bond Portfolio 2018 Portfolio (“Bond Portfolio 2018”), AST Bond Portfolio 2019 Portfolio (“Bond Portfolio 2019”), AST Bond Portfolio 2020 Portfolio (“Bond Portfolio 2020”), AST Bond Portfolio 2021 Portfolio (“Bond Portfolio 2021”) and AST Bond Portfolio 2022 Portfolio (“Bond Portfolio 2022”): To seek the highest total return for a specified period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

AST Cohen & Steers Realty Portfolio (“Cohen & Steers Realty”): Maximize total return through investment in real estate securities.

AST FI Pyramis® Asset Allocation Portfolio (“FI Pyramis® Asset Allocation”): Maximize total return.

AST First Trust Balanced Target Portfolio (“First Trust Balanced Target”): Long-Term capital growth balanced by current income.

AST First Trust Capital Appreciation Target Portfolio (“First Trust Capital Appreciation”): Long-Term capital growth.

AST Global Real Estate Portfolio (“Global Real Estate”): Capital appreciation and income.

AST High Yield Portfolio (“High Yield”): Maximum total return, consistent with preservation of capital and prudent investment management.

AST International Growth Portfolio (“International Growth”): Long-term growth of capital.

AST International Value Portfolio (“International Value”): Capital growth.

AST JPMorgan International Equity Portfolio (“JPMorgan International Equity”): Capital growth.

AST JPMorgan Strategic Opportunities Portfolio (“JPMorgan Strategic Opportunities”): Maximize return compared to the benchmark through security selection and tactical asset allocation.

AST Lord Abbett Core Fixed-Income Portfolio (“Lord Abbett Core Fixed-Income”), formerly known as the AST Lord Abbett Bond-Debenture Portfolio: Income and capital appreciation to produce a high total return.

AST MFS Global Equity Portfolio (“MFS Global Equity”): Capital growth.

AST Parametric Emerging Markets Equity Portfolio (“Parametric Emerging Markets Equity”): Long-term capital appreciation.

AST PIMCO Limited Maturity Bond Portfolio (“PIMCO Limited Maturity Bond”): Maximize total return, consistent with preservation of capital and prudent investment management.

B1

AST PIMCO Total Return Bond Portfolio (“PIMCO Total Return Bond”): Maximize total return, consistent with preservation of capital and prudent investment management.

AST QMA US Equity Alpha Portfolio (“QMA US Equity Alpha”): Long-term capital appreciation.

AST Schroders Multi-Asset World Strategies Portfolio (“Schroders Multi-Asset World Strategies”): Long-term capital appreciation.

AST T. Rowe Price Asset Allocation Portfolio (“T. Rowe Price Asset Allocation”): High level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.

AST T. Rowe Price Global Bond Portfolio (“T. Rowe Price Global Bond”): High current income and capital growth by investing primarily in high-quality foreign and U.S. dollar-denominated bonds.

AST T. Rowe Price Natural Resources Portfolio (“T. Rowe Price Natural Resources”): Long-term capital growth primarily through the investment of common stocks of companies that own or develop natural resources and other basic commodities.

AST Wellington Management Hedged Equity Portfolio (“Wellington Management Hedged Equity”), formerly known as the AST Aggressive Asset Allocation Portfolio: To outperform a mix of 50% Russell 3000 Index, 20% MSCI EAFE Index, and 30% Treasury Bill Index over a full market cycle by preserving capital in adverse markets utilizing an options strategy while maintaining equity exposure to benefit from up markets through investments in Wellington Management’s equity investment strategies.

AST Western Asset Core Plus Bond Portfolio (“Western Asset Core Plus Bond”): Maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Western Asset Core Bond Portfolio.

2. Accounting Policies

The following accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Trust and the Portfolios in the preparation of their financial statements.

Security Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official NASDAQ closing price (“NOCP”) on the day of valuation or if there was no NOCP at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the co-managers, in consultation with the subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolio’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

B2

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities that are held in the Portfolios, which mature in more than 60 days, are valued at fair value and those short-term debt securities, of sufficient credit quality, which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Trustees of the Trust, each Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based at the current rates of exchange. Purchases and sales of Portfolio securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currencies and foreign currency contracts gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Portfolio securities, resulting from changes in exchange rates.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting agreement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: Certain Portfolios either purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

B3

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Portfolios may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with benchmarked short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters provide less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. The Portfolios account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from registration under Rules 144A of the Securities Act of 1933.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. A few Portfolios used futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

B4

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

Short Sales: Certain Portfolios of the Trust may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations: Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participant.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Swap Agreements: Certain Portfolios of the Trust may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Certain Portfolios used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

B5

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. Certain Portfolios purchased credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Certain Portfolios used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Certain Portfolios took an active short position with respect to the likelihood of a particular issuer’s default by selling credit default swaps. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swap: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Portfolio is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2011, none of the Portfolios have met conditions under such agreements, which give the counterparty the right to call for an early termination.

B6

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights: Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Delayed Delivery Transactions: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Security Loans: The Portfolios may lend their portfolio securities to broker-dealers. Security loans are limited to

33 1/3% of the total assets of the respective portfolio. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolios. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market. The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolios also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls: The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level.

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

B7

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions: Distributions, if any, from net investment income are declared and paid at least annually by all Portfolios. Distributions to shareholders are recorded on the ex-dividend date. Net realized gains from investment transactions, if any, are distributed at least annually.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Portfolios have entered into investment management agreements with AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager”) which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. At June 30, 2011, the Investment Manager has engaged the following firms as Sub-advisers for their respective Portfolios:

BlackRock Investment Management, LLC for BlackRock Global Strategies;

Cohen & Steers Capital Management, Inc. for Cohen & Steers Realty;

First Trust Advisors L.P. for First Trust Balanced Target and First Trust Capital Appreciation Target;

J.P. Morgan Investment Management, Inc. for JPMorgan International Equity, JPMorgan Strategic Opportunities and a portion of High Yield;

Pyramis Global Advisors, LLC for FI Pyramis® Asset Allocation;

Lord Abbett & Co. LLC for Lord Abbett Core Fixed-Income;

LSV Asset Management for a portion of International Value;

Marsico Capital Management LLC for a portion of International Growth;

Massachusetts Financial Services Company (“MFS”) for MFS Global Equity;

Pacific Investment Management Company LLC (“PIMCO”) for PIMCO Total Return Bond and PIMCO Limited Maturity Bond;

Parametric Portfolio Associates LLC for Parametric Emerging Markets Equity;

PI, through its Strategic Investment Research Group team, for Wellington Hedged Equity Portfolio (formerly known as the AST Aggressive Asset Allocation Portfolio) through April 29, 2011;

Prudential Investment Management, Inc. (“PIM”), for Bond Portfolio 2015, Bond Portfolio 2016, Bond Portfolio 2017, Bond Portfolio 2018, Bond Portfolio 2019, Bond Portfolio 2020, Bond Portfolio 2021, Bond Portfolio 2022, Global Real Estate, and a portion of High Yield;

Quantitative Management Associates LLC (“QMA”) for QMA US Equity Alpha;

Schroders Investment Management North America Ltd. for Schroders Multi-Asset World Strategies;

Thornburg Investment Management, Inc. for a portion of International Value;

T. Rowe Price Associates, Inc. for T. Rowe Price Asset Allocation and T. Rowe Price Natural Resources;

T. Rowe Price International, Inc. for T. Rowe Price Global Bond;

Wellington Management Company, LLP for Wellington Management Hedged Equity;

Western Asset Management Company for Western Asset Core Plus Bond;

William Blair & Company, LLC for a portion of International Growth.

B8

Advisory Fees and Expense Limitations: The Investment Manager receives a fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has voluntarily agreed to waive a portion of their management fee and/or reimburse each Portfolio an amount equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceed the percentage stated below, of the Portfolio’s average daily net assets. Each waiver/reimbursement is voluntary and may be modified or terminated by the investment manager at any time without notice.

	Advisory Fees	Effective Advisory Fees	Expense Limitations
BlackRock Global Strategies	1.00%	0.90%	1.08%*
Bond Portfolio 2015	0.65% first $500 million; 0.64% in excess of $500 million	0.64%	1.00%**
Bond Portfolio 2016	0.65% first $500 million; 0.64% in excess of $500 million	0.64%	1.00%**
Bond Portfolio 2017	0.65% first $500 million; 0.64% in excess of $500 million	0.64%	1.00%**
Bond Portfolio 2018	0.65% first $500 million; 0.64% in excess of $500 million	0.64%	1.00%**
Bond Portfolio 2019	0.65% first $500 million; 0.64% in excess of $500 million	0.64%	1.00%**
Bond Portfolio 2020	0.65% first $500 million; 0.64% in excess of $500 million	0.64%	1.00%**
Bond Portfolio 2021	0.65% first $500 million; 0.64% in excess of $500 million	0.64%	1.00%**
Bond Portfolio 2022	0.65% first $500 million; 0.64% in excess of $500 million	0.10%	1.00%**
Cohen & Steers Realty	1.00%	1.00%	N/A
FI Pyramis® Asset Allocation	0.85%	0.85%	N/A
First Trust Balanced Target	0.85%†	0.83%	0.93%***
First Trust Capital Appreciation Target	0.85%†	0.82%	0.91%***
Global Real Estate	1.00%	1.00%	N/A
High Yield	0.75%	0.75%	N/A
International Growth	1.00%	0.94%	1.06%***
International Value	1.00%	1.00%	N/A
JPMorgan International Equity	1.00% first $75 million; 0.85% in excess of $75 million	0.89%	N/A
JPMorgan Strategic Opportunities	1.00%	1.00%	N/A
Lord Abbett Core Fixed-Income	0.80%	0.73%	N/A#
MFS Global Equity	1.00%	1.00%	N/A
Parametric Emerging Markets Equity	1.10%	1.10%	N/A
PIMCO Limited Maturity Bond	0.65%	0.65%	N/A
PIMCO Total Return Bond	0.65%†	0.65%	N/A
QMA US Equity Alpha	1.00%	0.84%	1.00%
Schroders Multi-Asset World Strategies	1.10%	1.10%	N/A
T. Rowe Price Asset Allocation	0.85%†	0.85%	N/A
T. Rowe Price Global Bond	0.80%	0.80%	N/A***
T. Rowe Price Natural Resources	0.90%	0.90%	N/A
Wellington Management Hedged Equity††	1.00%	0.45%	N/A
Western Asset Core Plus Bond	0.70%	0.70%	N/A

*	Expense limitation is contractual through May 1, 2012.

B9

**	Expense limitation is contractual through April 30, 2012.
***	Expense limitations are as noted in the table below:

	January 1, 2011 – June 30, 2011 Expense Limitation	Effective July 1, 2011 Expense Limitation
First Trust Balanced Target	0.93%	N/A
First Trust Capital Appreciation Target	0.91%	N/A
International Growth	1.06%	1.00%
T. Rowe Price Global Bond	N/A	0.93%

†	Effective July 1, 2011, the Investment Manager has voluntarily agreed to waive a portion of its advisory fees as follows:

In Excess of $4,000 million
First Trust Balanced Target	0.02%
First Trust Capital Appreciation Target	0.02%
In Excess of $6,000 million
PIMCO Total Return Bond	0.01%
In Excess of $4,500 million
T. Rowe Price Asset Allocation	0.02%

††	Includes effective fee relating to the Portfolio prior to its repositioning from AST Aggressive Asset Allocation Portfolio to Wellington Management Hedged Equity.

#	The Investment Manager has voluntarily agreed to waive a portion of its advisory fees through June 30, 2014 as follows:

First $500 million	Next $500 million	In Excess of $1 billion
0.70%	0.675%	0.65%

AST Investment Services, Inc., PI, PIM, Jennison and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

The Trust has entered into an agreement with Prudential Annuities Life Assurance Corporation (“PALAC”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc., pursuant to which the Portfolios pay PALAC a shareholder servicing fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. The Investment Manager has voluntarily agreed to waive a portion of the 0.10% shareholder servicing fee based on the following fee structure: 0.10% on average daily net assets up to $500 million (no waiver), 0.09% on average daily net assets of the next $250 million (0.01% waiver), 0.08% on average daily net of the next $250 million (0.02% waiver), and 0.07% on average daily net assets in excess of $1 billion (0.03% waiver). Effective July 1, 2011, the Investment Manager has voluntarily agreed to waive a portion of the 0.10% shareholder servicing fee based on the following fee structure: 0.10% on average daily net assets up to $300 million (no waiver), 0.08% on average daily net assets of the next $200 million (0.02% waiver), 0.07% on average daily net assets of the next $250 million (0.03% waiver), and 0.06% on average daily net assets in excess of $750 million (0.04% waiver).

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

B10

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

PIM, an indirect, wholly-owned subsidiary of Prudential Financial, Inc., acts as the Trust’s securities lending agent. For the six months ended June 30, 2011, PIM was compensated as follows for these services by the Portfolios:

PIM
Bond Portfolio 2017	$5,434
Bond Portfolio 2021	6,903
Cohen & Steers Realty	19,898
FI Pyramis® Asset Allocation	15,430
First Trust Balanced Target	144,597
First Trust Capital Appreciation Target	385,890
Global Real Estate	8,601
High Yield	77,626
International Growth	177,606
JPMorgan International Equity	372
JPMorgan Strategic Opportunities	59,451
Lord Abbett Core Fixed-Income	22,665
MFS Global Equity	964
Parametric Emerging Markets Equity	40,776
Schroders Multi-Asset World Strategies	150,113
T. Rowe Price Asset Allocation	72,056
T. Rowe Price Global Bond	2,037
T. Rowe Price Natural Resources	63,767
Western Asset Core Plus Bond	51,591

During the six months ended June 30, 2011, some Portfolios received amounts (as noted in the table below) related to an affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares. This amount is presented in the Statement of Changes in Net Assets. The Portfolios were not involved in the proceedings or in the calculation of the amount of the settlement.

Amount
Cohen & Steers Realty	$373,605
International Growth	217,903
JPMorgan Strategic Opportunities	57,028
MFS Global Equity	26,202
T. Rowe Price Asset Allocation	20,313

5. Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2011, were as follows:

	Cost of Purchases	Proceeds from Sales

BlackRock Global Strategies	$946,779,681	$424,294,877
Bond Portfolio 2015	42,725,155	57,633,719
Bond Portfolio 2016	3,350,969	10,724,436
Bond Portfolio 2017	100,140,407	80,670,657
Bond Portfolio 2018	120,670,792	59,009,756
Bond Portfolio 2019	24,936,834	18,992,256
Bond Portfolio 2020	31,257,378	33,947,712
Bond Portfolio 2021	254,404,535	134,859,900
Bond Portfolio 2022	17,869,790	3,643,596
Cohen & Steers Realty	303,437,472	246,035,998
FI Pyramis® Asset Allocation	1,170,832,144	901,037,827
First Trust Balanced Target	2,028,278,153	1,577,762,614
First Trust Capital Appreciation Target	3,518,673,743	2,838,637,126
Global Real Estate	79,699,762	48,303,330

B11

	Cost of Purchases	Proceeds from Sales

High Yield	$580,591,232	$679,927,639
International Growth	1,896,302,640	1,785,872,237
International Value	279,437,368	323,299,130
JPMorgan International Equity	70,334,219	41,131,603
JPMorgan Strategic Opportunities	1,137,788,132	970,775,849
Lord Abbett Core Fixed-Income	1,940,859,376	1,352,805,322
MFS Global Equity	51,641,405	16,659,714
Parametric Emerging Markets Equity	125,216,618	309,789,956
PIMCO Limited Maturity Bond	275,571,277	406,123,960
PIMCO Total Return Bond	17,252,066,624	18,200,660,471
QMA US Equity Alpha	334,518,971	327,638,248
Schroders Multi-Asset World Strategies	1,632,608,100	1,161,382,207
T. Rowe Price Asset Allocation	1,489,851,171	567,632,969
T. Rowe Price Global Bond	144,032,652	120,981,456
T. Rowe Price Natural Resources	228,375,482	275,457,511
Wellington Management Hedged Equity	623,452,074	640,178,128
Western Asset Core Plus Bond	10,742,457,161	10,338,321,731

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2011 is presented as follows:

Wellington Management Hedged Equity (formerly AST Aggressive Asset Allocation Portfolio)

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period

BlackRock Value	$38,397,768	$9,052,184	$52,128,359	$—	$—
Federated Aggressive Growth	6,695,694	152,505	7,367,219	—	—
Goldman Sachs Concentrated Growth	43,966,431	1,335,725	48,150,888	—	—
Goldman Sachs Mid-Cap Growth	5,605,531	132,220	6,247,595	—	—
Goldman Sachs Small-Cap Value	—	3,465,995	3,631,598	—	—
International Growth	41,870,052	4,463,624	48,805,874	—	—
International Value	42,234,696	4,463,624	51,036,579	—	—
Jennison Large-Cap Growth	25,854,826	10,563,074	38,888,602	—	—
Jennison Large-Cap Value	22,954,635	8,608,683	34,168,158	—	—
Large-Cap Value	92,546,441	3,654,317	101,365,398	—	—
Marsico Capital Growth	35,003,821	10,620,219	48,887,389		—
MFS Growth	43,670,488	772,449	46,962,393	—	—
Mid-Cap Value	4,746,107	111,809	5,347,631	—	—
Money Market	27,251	1	27,252	—	—
Neuberger Berman Mid-Cap Growth	5,664,411	132,220	6,333,649	—	—
Parametric Emerging Markets Equity	14,885,549	667,613	15,749,190	—	—
Small-Cap Growth	6,655,567	152,505	7,628,291	—	—
Small-Cap Value	13,353,854	269,015	14,639,475	—	—
T. Rowe Price Large-Cap Growth	26,116,751	621,435	28,710,810	—	—
T. Rowe Price Natural Resources	10,214,159	230,531	11,433,171	—	—

	$480,464,032	$59,469,748	$577,509,521	$—	$—

B12

Written options transactions, during the six months ended June 30, 2011, were as follows:

	JPMorgan Strategic Opportunities
	Number of Contracts/Swap Notional Amount	Premium
Balance at beginning of period	21,579,000	$62,397
Written options	28,000	5,534
Expired options	—	—
Closed options	(21,579,000)	(62,397)

Balance at end of period	28,000	$5,534

	PIMCO Limited Maturity Bond		PIMCO Total Return Bond

	Number of Contracts/Swap Notional Amount	Premium	Number of Contracts/Swap Notional Amount	Premium
Balance at beginning of period	160,900,000	$1,085,972	6,504,300,000	$27,221,897
Written options	265,800,000	1,759,583	2,525,580,000	8,809,418
Expired options	(53,720,000)	(705,574)	(1,428,080,000)	(4,860,863)
Closed options	(107,180,000)	(311,884)	(481,900,000)	(949,228)

Balance at end of period	265,800,000	$1,828,097	7,119,900,000	$30,221,224

	Wellington Management Hedged Equity		Western Asset Core Plus Bond

	Number of Contracts/Swap Notional Amount	Premium	Number of Contracts/Swap Notional Amount	Premium
Balance at beginning of period	—	$—	2,974,000	$743,523
Written options	5,400,000	17,453,272	167,564,000	2,859,917
Expired options	—	—	(2,913,000)	(1,024,791)
Closed options	—	—	(1,925,000)	(1,153,656)

Balance at end of period	5,400,000	$17,453,272	165,700,000	$1,424,993

6. Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006, each Portfolio, which was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provisions for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

B13

7. Line of Credit

The Portfolios, along with other affiliated registered investment companies, were parties to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA was to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million through December 16, 2011. The Portfolios pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

	Average Balance Outstanding During the Period	Average Interest Rate	Number of Days Balance Outstanding During the Period	Outstanding Balance at June 30, 2011

Bond Portfolio 2015	$132,500	1.46%	2	$—
Bond Portfolio 2016	354,600	1.49%	5	—
Bond Portfolio 2017	4,841,000	1.46%	1	—
Bond Portfolio 2020	3,665,000	1.51%	3	—
Bond Portfolio 2021	1,190,000	1.48%	2	—
FI Pyramis® Asset Allocation	957,000	1.51%	3	—
High Yield	820,000	1.44%	4	—
International Growth	15,693,200	1.50%	5	—
International Value	13,480,000	1.45%	16	—
JPMorgan International Equity	887,143	1.44%	7	—
JPMorgan Strategic Opportunities	513,200	1.46%	10	569,000
Lord Abbett Core Fixed-Income	8,153,250	1.51%	8	—
Parametric Emerging Markets Equity	17,010,022	1.44%	36	—

8. Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9. Ownership

As of June 30, 2011, substantially all shares of each Portfolio were owned as of record by Prudential Annuities Life Assurance Corporation (PALAC), Pruco Life Arizona (PLAZ), Pruco Life New Jersey (PLNJ) and Prudential Insurance Company of America (PICA) on behalf of the owners of the variable insurance products issued by each of these entities.

10. Reorganization

On September 28, 2010, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the following portfolio for shares of the acquiring portfolio and the assumption of the liabilities of the portfolio. Shareholders approved the Plan at a meeting on February 25, 2011 and the reorganization took place on April 29, 2011.

The purpose of the transaction was to combine two Portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on April 29, 2011:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value

PSF SP Growth Asset Allocation Portfolio	87,459,203	AST BlackRock Global Strategies Portfolio	83,523,539	$835,666,098

B14

For financial reporting purposes, assets received and shares issued by AST BlackRock Global Strategies Portfolio were recorded at fair value; however, the cost basis of the investments received from PSF SP Growth Asset Allocation Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Net Assets

PSF SP Growth Asset Allocation Portfolio	$835,666,098	$0	AST BlackRock Global Strategies Portfolio	$1,000

Assuming the acquisition had been completed on January 1, 2011, AST BlackRock Global Strategies Portfolio’s results of operations for the six months ended June 30, 2011 were as follows:

Net investment income	$1,697,066	(a)
Net realized and unrealized gain (loss) on investments	32,726,389	(b)

	$34,423,455

(a)	$1,721,015, as reported in Statement of Operations, plus $(23,949) Net Investment Loss from PSF SP Growth Asset Allocation Portfolio pre-merger.

(b)	$(20,002,306) as reported in the Statement of Operations, plus $52,728,695 Net Realized and Unrealized Gain (loss) on Investments from PSF SP Growth Asset Allocation Portfolio.

Because both PSF SP Growth Asset Allocation Portfolio and AST BlackRock Global Strategies Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of PSF SP Growth Asset Allocation Portfolio that have been included in AST BlackRock Global Strategies Portfolio’s Statement of Operations since April 29, 2011.

11. New Accounting Pronouncement

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

B15

[THIS PAGE INTENTIONALLY LEFT BLANK]

Financial Highlights

(Unaudited)

	AST BlackRock Global Strategies Portfolio
	April 29, 2011(e) through June 30, 2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.02
Net realized and unrealized loss on investments	(0.24)

Total from investment operations	(0.22)

Net Asset Value, end of period	$9.78

Total Return(a)	(2.20)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$905.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.08	%(d)
Expenses Before Waivers and/or Expense Reimbursement	1.19	%(d)
Net investment income	1.20	%(d)
Portfolio turnover rate	77	%(c)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Commencement of operations.

	AST Bond Portfolio 2015
	Six Months Ended June 30, 2011		Year Ended December 31,		January 28, 2008(a) through December 31, 2008(b)
			2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.96		$11.39	$11.49	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.16		0.16	0.09	0.12
Net realized and unrealized gain (loss) on investments	0.18		0.89	(0.14)	1.37

Total from investment operations	0.34		1.05	(0.05)	1.49

Less Distributions:	(2.98)		(0.48)	(0.05)	—

Net Asset Value, end of period	$9.32		$11.96	$11.39	$11.49

Total Return(c)	2.66%		9.38%	(0.38)%	14.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$104.4		$134.1	$189.0	$221.9
Ratios to average net assets(d):
Expenses After Waivers and/or Expense Reimbursement	0.87	%(e)	0.83%	0.81%	0.90	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.87	%(e)	0.83%	0.81%	0.90	%(e)
Net investment income	2.15	%(e)	1.02%	0.71%	1.27	%(e)
Portfolio turnover rate	197	%(f)	181%	303%	1433	%(f)

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2016
	Six Months Ended June 30, 2011		Year Ended December 31, 2010	January 2, 2009(c) through December 31, 2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.56		$9.55	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.21	—	(d)
Net realized and unrealized gain (loss) on investments	0.26		0.80	(0.45)

Total from investment operations	0.37		1.01	(0.45)

Less Distributions:	(2.94)		—	—

Net Asset Value, end of period	$7.99		$10.56	$9.55

Total Return(a)	3.30%		10.58%	(4.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$37.8		$43.0	$28.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(e)	0.93%	1.00	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.17	%(e)	0.93%	1.74	%(e)
Net investment income (loss)	0.89	%(e)	1.04%	(0.09	)%(e)
Portfolio turnover rate	102	%(f)	615%	455	%(f)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

	AST Bond Portfolio 2017
	Six Months Ended June 30, 2011		January 4, 2010(a) through December 31, 2010(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.96		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.07		0.09
Net realized and unrealized gain on investments	0.27		0.87

Total from investment operations	0.34		0.96

Less Distributions:	(0.56)		—

Net Asset Value, end of period	$10.74		$10.96

Total Return(b)	3.06%		9.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$170.0		$177.1
Ratios to average net assets(c):
Expenses After Waivers and/or Expense Reimbursement	0.85	%(d)	0.88	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.85	%(d)	0.88	%(d)
Net investment income	1.24	%(d)	0.85	%(d)
Portfolio turnover rate	326	%(e)	695	%(e)

(a)	Commencement of operations.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.
(f)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2018
	Six Months Ended June 30, 2011(d)		Year Ended December 31,		January 28, 2008(a) through December 31, 2008
			2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.91		$11.16	$12.23	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.06		0.16	0.08	0.04
Net realized and unrealized gain (loss) on investments	0.33		1.07	(0.83)	2.19

Total from investment operations	0.39		1.23	(0.75)	2.23

Less Distributions:	(1.54)		(0.48)	(0.32)	—

Net Asset Value, end of period	$10.76		$11.91	$11.16	$12.23

Total Return(b)	3.13%		11.19%	(5.97)%	22.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$307.9		$100.7	$150.7	$166.3
Ratios to average net assets(c):
Expenses After Waivers and/or Expense Reimbursement	0.83	%(e)	0.87%	0.83%	0.98	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.83	%(e)	0.87%	0.83%	0.98	%(e)
Net investment income	1.14	%(e)	0.95%	0.69%	1.04	%(e)
Portfolio turnover rate	241	%(f)	208%	392%	701	%(f)

(a)	Commencement of operations.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(c)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Bond Portfolio 2019
	Six Months Ended June 30, 2011		Year Ended December 31,		January 28, 2008(c) through December 31, 2008(f)
			2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.86		$11.32	$12.31	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.09		0.09	0.08	0.09
Net realized and unrealized gain (loss) on investments	0.32		1.18	(1.03)	2.22

Total from investment operations	0.41		1.27	(0.95)	2.31

Less Distributions:	(2.41)		(0.73)	(0.04)	—

Net Asset Value, end of period	$9.86		$11.86	$11.32	$12.31

Total Return(a)	3.20%		11.36%	(7.70)%	23.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$71.4		$88.2	$103.6	$124.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(d)	0.88%	0.86%	1.00	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.93	%(d)	0.88%	0.86%	1.08	%(d)
Net investment income	1.19	%(d)	0.62%	0.64%	0.95	%(d)
Portfolio turnover rate	158	%(e)	222%	399%	779	%(e)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

(f)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2020
	Six Months Ended June 30, 2011(g)		Year Ended December 31, 2010	January 2, 2009(a) through December 31, 2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.01		$8.95	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.06		0.07	—	(b)
Net realized and unrealized gain (loss) on investments	0.34		0.99	(1.05)

Total from investment operations	0.40		1.06	(1.05)

Less Distributions:	(1.44)		—	—

Net Asset Value, end of period	$8.97		$10.01	$8.95

Total Return(c)	3.75%		11.84%	(10.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$68.2		$106.7	$8.8
Ratios to average net assets(d):
Expenses After Waivers and/or Expense Reimbursement	0.92	%(e)	0.89%	1.00	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.92	%(e)	0.89%	2.59	%(e)
Net investment income (loss)	1.28	%(e)	0.66%	(0.06	)%(e)
Portfolio turnover rate	211	%(f)	854%	433	%(f)

(a)	Commencement of operations.

(b)	Less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one year are not annualized.

(d)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

(g)	Calculated based on average shares outstanding during the period.

	AST Bond Portfolio 2021
	Six Months Ended June 30, 2011(f)		January 4, 2010(a) through December 31, 2010(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.21		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.07		0.08
Net realized and unrealized gain on investments	0.30		1.13

Total from investment operations	0.37		1.21

Less Distributions:	(0.01)		—

Net Asset Value, end of period	$11.57		$11.21

Total Return(b)	3.33%		12.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$392.6		$168.2
Ratios to average net assets(c):
Expenses After Waivers and/or Expense Reimbursement	0.80	%(d)	1.00	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.80	%(d)	1.03	%(d)
Net investment income	1.24	%(d)	0.82	%(d)
Portfolio turnover rate	345	%(e)	863	%(e)

(a)	Commencement of operations.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

(f)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2022
	January 3, 2011(a) through June 30, 2011(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.05
Net realized and unrealized gain on investments	0.26

Total from investment operations	0.31

Net Asset Value, end of period	$10.31

Total Return(b)	3.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$41.4
Ratios to average net assets(c):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.53	%(e)
Net investment income	1.23	%(e)
Portfolio turnover rate	360	%(f)

(a)	Commencement of operations.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Cohen & Steers Realty Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008	2007(c)	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.10		$4.82	$3.77	$12.12	$20.86	$17.78

Income (Loss) From Investment Operations:
Net investment income	0.02		0.05	0.07	0.17	0.49	0.48
Net realized and unrealized gain (loss) on investments	0.64		1.32	1.09	(1.83)	(4.61)	5.54

Total from investment operations	0.66		1.37	1.16	(1.66)	(4.12)	6.02

Less Distributions:	(0.04)		(0.09)	(0.11)	(6.69)	(4.62)	(2.94)

Capital Contributions (Note 4):	—	(f)	—	—	—	—	—

Net Asset Value, end of period	$6.72		$6.10	$4.82	$3.77	$12.12	$20.86

Total Return(a)	10.88%		28.69%	31.93%	(35.05)%	(19.90)%	36.73%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$674.5		$549.6	$386.7	$223.8	$271.6	$563.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.13	%(e)	1.14%	1.08%	1.06%	1.12%	1.13%
Expenses Before Waivers and/or Expense Reimbursement	1.13	%(e)	1.14%	1.16%	1.16%	1.12%	1.13%
Net investment income	0.71	%(e)	0.95%	2.65%	2.62%	2.46%	2.73%
Portfolio turnover rate	40	%(d)	111%	113%	142%	54%	36%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the year.

(d)	Not annualized.

(e)	Annualized.
(f)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	AST FI Pyramis® Asset Allocation Portfolio
	Six Months Ended June 30, 2011(f)		Year Ended December 31,					November 19, 2007(e) through December 31, 2007(f)
			2010(f)		2009(f)	2008(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.93		$8.80		$7.29	$10.03		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.03		0.04		0.08	0.12		0.08
Net realized and unrealized gain (loss) on investments	0.34		1.13		1.46	(2.85)		(0.05)

Total from investment operations	0.37		1.17		1.54	(2.73)		0.03

Less Distributions:	(0.35)		(0.04)		(0.03)	(0.01)		—

Net Asset Value, end of period	$9.95		$9.93		$8.80	$7.29		$10.03

Total Return(a)	3.79%		13.32%		21.23%	(27.27)%		0.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,173.5		$785.7		$346.4	$57.8		$5.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.44	%(d)(h)	1.21	%(h)	0.37%	0.41	%(g)	0.40	%(d)
Expenses Before Waivers and/or Expense Reimbursement	1.45	%(d)(h)	1.22	%(h)	0.38%	0.59	%(g)	13.22	%(d)
Net investment income	0.62	%(d)	0.44%		0.96%	1.38%		7.12	%(d)
Portfolio turnover rate	110	%(c)	334%		190%	347%		97	%(c)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Commencement of operations.

(f)	Calculated based on average shares outstanding during the period.

(g)	Includes loan interest expense of 0.01%.

(h)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.36% for the six months ended June 30, 2011 and 0.18% for the year ended December 31, 2010.

	AST First Trust Balanced Target Portfolio
	Six Months Ended June 30, 2011(f)		Year Ended December 31,				March 20, 2006(e) through December 31, 2006(f)
			2010(f)	2009(f)	2008(f)	2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.76		$8.69	$7.33	$11.59	$10.72	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.12		0.22	0.24	0.35	0.31	0.23
Net realized and unrealized gain (loss) on investments	0.22		1.00	1.45	(4.24)	0.61	0.49

Total from investment operations	0.34		1.22	1.69	(3.89)	0.92	0.72

Less Distributions:	(0.16)		(0.15)	(0.33)	(0.37)	(0.05)	—

Net Asset Value, end of period	$9.94		$9.76	$8.69	$7.33	$11.59	$10.72

Total Return(a)	3.49%		14.36%	23.85%	(34.49)%	8.56%	7.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,306.8		$2,787.4	$1,671.8	$690.4	$1,339.8	$525.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(d)	0.94%	0.98%	0.98%	0.96%	1.06	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.97	%(d)	0.98%	0.99%	0.98%	0.96%	1.06	%(d)
Net investment income	2.38	%(d)	2.46%	3.08%	3.58%	2.70%	2.87	%(d)
Portfolio turnover rate	51	%(c)	62%	49%	119%	38%	5	%(c)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Commencement of operations.

(f)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	AST First Trust Capital Appreciation Target Portfolio
	Six Months Ended June 30, 2011(f)		Year Ended December 31,				March 20, 2006(e) through December 31, 2006
			2010(f)	2009(f)	2008	2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.91		$8.42	$6.86	$11.80	$10.62	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.07		0.14	0.15	0.24	0.19	0.06
Net realized and unrealized gain (loss) on investments	0.23		1.44	1.60	(4.96)	1.02	0.56

Total from investment operations	0.30		1.58	1.75	(4.72)	1.21	0.62

Less Distributions:	(0.10)		(0.09)	(0.19)	(0.22)	(0.03)	—

Net Asset Value, end of period	$10.11		$9.91	$8.42	$6.86	$11.80	$10.62

Total Return(a)	3.06%		19.02%	25.98%	(40.71)%	11.42%	6.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,804.5		$4,030.3	$2,419.5	$788.0	$1,676.8	$577.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.91	%(d)	0.93%	0.97%	0.98%	0.96%	1.04	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.97	%(d)	0.98%	0.98%	0.98%	0.96%	1.04	%(d)
Net investment income	1.36	%(d)	1.61%	2.00%	2.08%	1.68%	1.71	%(d)
Portfolio turnover rate	63	%(c)	89%	58%	134%	47%	6	%(c)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.

	AST Global Real Estate Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,		May 1, 2008(e) through December 31, 2008
			2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.13		$6.89	$5.23	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.07		0.17	0.14	0.13
Net realized and unrealized gain (loss) on investments	0.36		1.19	1.66	(4.90)

Total from investment operations	0.43		1.36	1.80	(4.77)

Less Distributions:	(0.16)		(0.12)	(0.14)	—

Net Asset Value, end of period	$8.40		$8.13	$6.89	$5.23

Total Return(a)	5.37%		20.20%	35.10%	(47.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$431.9		$380.1	$244.7	$166.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.16	%(d)	1.19%	1.23%	1.27	%(d)
Expenses Before Waivers and/or Expense Reimbursement	1.16	%(d)	1.19%	1.23%	1.27	%(d)
Net investment income	2.13	%(d)	2.89%	2.64%	2.79	%(d)
Portfolio turnover rate	12	%(c)	37%	59%	66	%(c)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	AST High Yield Portfolio
	Six Months Ended June 30, 2011(c)		Year Ended December 31,
			2010(c)	2009(c)	2008	2007(c)	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.43		$6.86	$5.30	$7.75	$8.41	$8.29

Income (Loss) From Investment Operations:
Net investment income	0.25		0.47	0.48	0.40	0.59	0.53
Net realized and unrealized gain (loss) on investments	0.07		0.43	1.35	(2.22)	(0.39)	0.28

Total from investment operations	0.32		0.90	1.83	(1.82)	0.20	0.81

Less Distributions:	(0.46)		(0.33)	(0.27)	(0.63)	(0.86)	(0.69)

Net Asset Value, end of period	$7.29		$7.43	$6.86	$5.30	$7.75	$8.41

Total Return(a)	4.32%		13.67%	35.35%	(25.54)%	2.48%	10.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,263.5		$1,384.5	$897.8	$331.3	$413.4	$648.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.86	%(e)	0.87%	0.89%	0.88%	0.87%	0.89%
Expenses Before Waivers and/or Expense Reimbursement	0.88	%(e)	0.88%	0.91%	0.91%	0.87%	0.90%
Net investment income	6.62	%(e)	6.63%	7.98%	7.60%	6.94%	6.94%
Portfolio turnover rate	44	%(d)	116%	76%	204%	125%	131%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.

	AST International Growth Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009(c)	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.53		$10.11	$7.61	$18.26	$16.55	$13.85

Income (Loss) From Investment Operations:
Net investment income	0.11		0.08	0.05	0.19	0.18	0.08
Net realized and unrealized gain (loss) on investments	(0.02)		1.38	2.61	(8.15)	2.95	2.80

Total from investment operations	0.09		1.46	2.66	(7.96)	3.13	2.88

Less Distributions:	(0.07)		(0.04)	(0.16)	(2.69)	(1.42)	(0.18)

Capital Contributions (Note 4):	—	(f)	—	—	—	—	—

Net Asset Value, end of period	$11.55		$11.53	$10.11	$7.61	$18.26	$16.55

Total Return(a)	0.78%		14.50%	35.29%	(50.23)%	19.05%	20.97%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,947.4		$2,777.0	$2,138.5	$1,003.9	$2,773.4	$2,280.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.06	%(e)	1.09%	1.12%	1.16%	1.11%	1.10%
Expenses Before Waivers and/or Expense Reimbursement	1.14	%(e)	1.14%	1.13%	1.16%	1.11%	1.15%
Net investment income	1.89	%(e)	0.72%	0.57%	1.30%	0.97%	0.55%
Portfolio turnover rate	65	%(d)	147%	80%	102%	85%	111%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the year.
(d)	Not annualized.
(e)	Annualized.
(f)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	AST International Value Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2011		2010	2009(c)	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.68		$14.25	$11.19	$21.99	$18.84	$14.92

Income (Loss) From Investment Operations:
Net investment income	0.30		0.20	0.17	0.47	0.30	0.16
Net realized and unrealized gain (loss) on investments	0.60		1.35	3.19	(9.47)	3.05	3.91

Total from investment operations	0.90		1.55	3.36	(9.00)	3.35	4.07

Less Distributions:	(0.20)		(0.12)	(0.30)	(1.80)	(0.20)	(0.15)

Net Asset Value, end of period	$16.38		$15.68	$14.25	$11.19	$21.99	$18.84

Total Return(a)	5.79%		11.08%	30.50%	(44.00)%	17.81%	27.45%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,248.7		$2,166.1	$1,587.2	$657.5	$1,536.3	$1,038.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.12	%(e)	1.12%	1.13%	1.16%	1.12%	1.13%
Expenses Before Waivers and/or Expense Reimbursement	1.14	%(e)	1.14%	1.14%	1.16%	1.12%	1.13%
Net investment income	3.60	%(e)	1.60%	1.35%	2.20%	1.70%	2.03%
Portfolio turnover rate	13	%(d)	28%	40%	50%	46%	108%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the year.

(d)	Not annualized.

(e)	Annualized.

	AST JPMorgan International Equity Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2011(c)		2010(c)	2009(c)	2008(c)		2007(c)	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.73		$19.59	$15.07	$26.28		$24.37	$20.10

Income (Loss) From Investment Operations:
Net investment income	0.30		0.29	0.27	0.59		0.39	0.36
Net realized and unrealized gain (loss) on investments	0.86		1.07	4.98	(11.25)		1.92	4.18

Total from investment operations	1.16		1.36	5.25	(10.66)		2.31	4.54

Less Distributions:	(0.25)		(0.22)	(0.73)	(0.55)		(0.40)	(0.27)

Net Asset Value, end of period	$21.64		$20.73	$19.59	$15.07		$26.28	$24.37

Total Return(a)	5.64%		7.17%	35.79%	(41.34)%		9.49%	22.79%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$406.6		$364.4	$299.9	$168.1		$498.0	$524.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.04	%(f)	1.04%	1.04%	1.02	%(d)	1.00%	1.02%
Expenses Before Waivers and/or Expense Reimbursement	1.04	%(f)	1.04%	1.08%	1.07	%(d)	1.00%	1.03%
Net investment income	2.82	%(f)	1.52%	1.60%	2.71%		1.50%	1.54%
Portfolio turnover rate	11	%(e)	18%	9%	18%		16%	16%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Includes loan interest expense of 0.01%.

(e)	Not annualized.

(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(Unaudited)

	AST JPMorgan Strategic Opportunities Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2011		2010		2009	2008	2007(c)	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.98		$12.15		$10.86	$13.77	$13.57	$12.56

Income (Loss) From Investment Operations:
Net investment income	0.11		0.12		0.02	0.10	0.12	0.25
Net realized and unrealized gain (loss) on investments	0.29		0.76		2.26	(2.41)	0.19	1.09

Total from investment operations	0.40		0.88		2.28	(2.31)	0.31	1.34

Less Distributions:	(0.11)		(0.05)		(0.99)	(0.60)	(0.11)	(0.33)

Capital Contributions (Note 4):	—	(g)	—		—	—	—	—

Net Asset Value, end of period	$13.27		$12.98		$12.15	$10.86	$13.77	$13.57

Total Return(a)	3.11%		7.32%		22.02%	(17.68)%	2.24%	11.14%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,268.7		$2,071.9		$1,710.7	$811.6	$437.1	$186.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.23	%(d)(f)	1.24	%(d)	1.13%	1.14%	0.94%	0.19%
Expenses Before Waivers and/or Expense Reimbursement	1.25	%(d)(f)	1.26	%(d)	1.14%	1.14%	0.94%	0.19%
Net investment income	1.82	%(f)	1.08%		0.60%	1.33%	0.86%	1.70%
Portfolio turnover rate	53	%(e)	211%		75%	99%	169%	27%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the year.
(d)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.10% for the six months ended June 30, 2011 and 0.11% for the year ended December 31, 2010.
(e)	Not annualized.
(f)	Annualized.
(g)	Less than $0.005 per share.

	AST Lord Abbett Core Fixed-Income Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2011(c)		2010(c)	2009	2008(c)	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.43		$9.87	$7.92	$11.59	$11.67	$11.33

Income (Loss) From Investment Operations:
Net investment income	0.17		0.62	0.49	0.72	0.84	0.71
Net realized and unrealized gain (loss) on investments	0.41		0.63	2.16	(3.13)	(0.13)	0.35

Total from investment operations	0.58		1.25	2.65	(2.41)	0.71	1.06

Less Distributions:	(0.18)		(0.69)	(0.70)	(1.26)	(0.79)	(0.72)

Net Asset Value, end of period	$10.83		$10.43	$9.87	$7.92	$11.59	$11.67

Total Return(a)	5.59%		13.41%	34.77%	(23.35)%	6.09%	9.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,448.7		$424.0	$441.2	$278.0	$513.5	$594.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.87	%(e)	0.96%	0.96%	0.93%	0.89%	0.89%
Expenses Before Waivers and/or Expense Reimbursement	0.93	%(e)	0.96%	0.96%	0.95%	0.91%	0.94%
Net investment income	3.14	%(e)	6.12%	6.74%	6.93%	5.73%	5.52%
Portfolio turnover rate	309	%(d)	55%	48%	30%	49%	43%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(Unaudited)

	AST MFS Global Equity Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2011		2010	2009	2008	2007(c)		2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.13		$9.09	$7.06	$13.81	$14.60		$12.98

Income (Loss) From Investment Operations:
Net investment income	0.11		0.05	0.05	0.18	0.12		0.25
Net realized and unrealized gain (loss) on investments	0.68		1.04	2.14	(3.97)	1.24		2.71

Total from investment operations	0.79		1.09	2.19	(3.79)	1.36		2.96

Less Distributions:	(0.05)		(0.05)	(0.16)	(2.96)	(2.15)		(1.34)

Capital Contributions (Note 4):	—	(g)	—	—	—	—		—

Net Asset Value, end of period	$10.87		$10.13	$9.09	$7.06	$13.81		$14.60

Total Return(a)	7.77%		12.05%	31.51%	(33.99)%	9.40%		24.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$277.4		$225.8	$140.9	$76.1	$188.9		$250.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.20	%(f)	1.25%	1.32%	1.26%	1.20	%(d)	1.21	%(d)
Expenses Before Waivers and/or Expense Reimbursement	1.20	%(f)	1.25%	1.32%	1.30%	1.21	%(d)	1.25	%(d)
Net investment income	2.31	%(f)	0.69%	0.87%	1.33%	0.77%		2.33%
Portfolio turnover rate	7	%(e)	26%	27%	30%	31%		47%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the year.
(d)	Includes loan interest expense of 0.02% and 0.01% for the years ended December 31, 2007 and 2006, respectively.
(e)	Not annualized.
(f)	Annualized.
(g)	Less than $0.005 per share.

	AST Parametric Emerging Markets Equity Portfolio
	Six Months Ended June 30,		Year Ended December 31,		May 1, 2008(e) through December 31,
	2011(f)		2010(f)	2009(f)	2008(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.92		$8.14	$4.92	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.09		0.08	0.07	0.06
Net realized and unrealized gain (loss) on investments	(0.11)		1.74	3.18	(5.14)

Total from investment operations	(0.02)		1.82	3.25	(5.08)

Less Distributions:	(0.07)		(0.04)	(0.03)	—

Net Asset Value, end of period	$9.83		$9.92	$8.14	$4.92

Total Return(a)	(0.16)%		22.42%	66.31%	(50.80)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,077.1		$1,271.6	$645.2	$165.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.37	%(d)	1.40%	1.46%	1.62	%(d)
Expenses Before Waivers and/or Expense Reimbursement	1.38	%(d)	1.41%	1.46%	1.62	%(d)
Net investment income	1.87	%(d)	0.90%	0.98%	1.25	%(d)
Portfolio turnover rate	10	%(c)	20%	21%	47	%(c)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Financial Highlights

(Unaudited)

	AST PIMCO Limited Maturity Bond Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2011(c)		2010(c)		2009(c)	2008(c)		2007(c)		2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.58		$10.46		$10.85	$11.36		$11.18		$11.10

Income (Loss) From Investment Operations:
Net investment income	0.06		0.11		0.30	0.44		0.51		0.52
Net realized and unrealized gain (loss) on investments	0.09		0.29		0.75	(0.32)		0.24		(0.11)

Total from investment operations	0.15		0.40		1.05	0.12		0.75		0.41

Less Distributions:	(0.28)		(0.28)		(1.44)	(0.63)		(0.57)		(0.33)

Net Asset Value, end of period	$10.45		$10.58		$10.46	$10.85		$11.36		$11.18

Total Return(a)	1.37%		3.90%		10.33%	1.02%		6.80%		3.82%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,121.5		$968.4		$1,033.9	$775.7		$1,227.7		$1,366.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.77	%(f)	0.79	%(d)	0.79%	0.78	%(d)	0.76	%(d)	0.76%
Expenses Before Waivers and/or Expense Reimbursement	0.78	%(f)	0.80	%(d)	0.79%	0.78	%(d)	0.76	%(d)	0.77%
Net investment income	1.21	%(f)	1.02%		2.78%	3.92%		4.45%		4.04%
Portfolio turnover rate	342	%(e)	368%		363%	410%		135%		140%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Includes interest expense of 0.01%, 0.01% and 0.01% for the years ended December 31, 2010, 2008 and 2007, respectively.
(e)	Not annualized.
(f)	Annualized.

	AST PIMCO Total Return Bond Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2011(c)		2010(c)		2009(c)		2008		2007(c)		2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.16		$11.70		$11.31		$12.10		$11.43		$11.45

Income (Loss) From Investment Operations:
Net investment income	0.12		0.25		0.35		0.63		0.55		0.28
Net realized and unrealized gain (loss) on investments	0.23		0.64		1.41		(0.89)		0.40		0.11

Total from investment operations	0.35		0.89		1.76		(0.26)		0.95		0.39

Less Distributions:	(0.64)		(0.43)		(1.37)		(0.53)		(0.28)		(0.41)

Net Asset Value, end of period	$11.87		$12.16		$11.70		$11.31		$12.10		$11.43

Total Return(a)	2.83%		7.72%		16.53%		(2.26)%		8.31%		3.74%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10,777.8		$9,779.9		$8,417.4		$3,108.2		$4,775.5		$3,347.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.74	%(d)(f)	0.74	%(d)	0.75	%(d)	0.75	%(d)	0.74	%(d)	0.77	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.77	%(d)(f)	0.77	%(d)	0.78	%(d)	0.75	%(d)	0.74	%(d)	0.77	%(d)
Net investment income	1.94	%(f)	2.09%		3.03%		4.20%		4.67%		4.30%
Portfolio turnover rate	237	%(e)	633%		445%		506%		297%		238%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)

The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with inverse floater securities. The total expense ratio excluding interest and fees expense is 0.76% for the year ended December 31, 2006.

(e)	Not annualized.
(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C12

Financial Highlights

(Unaudited)

	AST QMA US Equity Alpha Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2011		2010		2009		2008(c)		2007(c)	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.24		$9.84		$8.23		$13.70		$13.63	$12.23

Income (Loss) From Investment Operations:
Net investment income	0.04		0.08		0.06		0.15		0.19	0.18
Net realized and unrealized gain (loss) on investments	0.94		1.39		1.71		(5.36)		0.09	1.35

Total from investment operations	0.98		1.47		1.77		(5.21)		0.28	1.53

Less Distributions:	(0.08)		(0.07)		(0.16)		(0.26)		(0.21)	(0.13)

Net Asset Value, end of period	$12.14		$11.24		$9.84		$8.23		$13.70	$13.63

Total Return(a)	8.74%		15.05%		21.82%		(38.72)%		2.08%	12.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$372.1		$339.7		$277.7		$198.2		$370.7	$458.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.46	%(d)(f)	1.57	%(d)	1.80	%(d)	1.41	%(d)	0.72%	0.74%
Expenses Before Waivers and/or Expense Reimbursement	1.62	%(d)(f)	1.66	%(d)	1.80	%(d)	1.41	%(d)	0.72%	0.74%
Net investment income	0.61	%(f)	0.83%		0.89%		1.37%		1.33%	1.24%
Portfolio turnover rate	56	%(e)	89%		96%		189%		29%	32%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the year.
(d)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.46% for the six months ended June 30, 2011 and 0.49%, 0.60% and 0.38% for the years ended December 31, 2010, 2009 and 2008, respectively.

(e)	Not annualized.
(f)	Annualized.

	AST Schroders Multi-Asset World Strategies Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2011(c)		2010(c)	2009(c)	2008(c)	2007(c)	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.50		$12.17	$9.69	$15.33	$15.01	$14.29

Income (Loss) From Investment Operations:
Net investment income	0.17		0.33	0.31	0.29	0.30	0.32
Net realized and unrealized gain (loss) on investments	0.31		1.09	2.35	(4.54)	1.04	1.02

Total from investment operations	0.48		1.42	2.66	(4.25)	1.34	1.34

Less Distributions:	(0.30)		(0.09)	(0.18)	(1.39)	(1.02)	(0.62)

Net Asset Value, end of period	$13.68		$13.50	$12.17	$9.69	$15.33	$15.01

Total Return(a)	3.60%		11.78%	27.73%	(30.24)%	8.99%	9.67%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,416.5		$2,702.7	$1,072.1	$159.6	$214.6	$175.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.21	%(e)	1.23%	1.35%	1.28%	1.10%	1.04%
Expenses Before Waivers and/or Expense Reimbursement	1.23	%(e)	1.25%	1.35%	1.28%	1.10%	1.06%
Net investment income	2.45	%(e)	2.60%	2.76%	2.25%	1.91%	1.92%
Portfolio turnover rate	67	%(d)	123%	142%	264%	223%	178%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C13

Financial Highlights

(Unaudited)

	AST T. Rowe Price Asset Allocation Portfolio
	Six Months Ended June 30, 2011(c)		Year Ended December 31,
			2010(c)	2009(c)	2008	2007(c)	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.05		$15.45	$12.75	$18.05	$17.64	$17.12

Income (Loss) From Investment Operations:
Net investment income	0.17		0.29	0.28	0.39	0.42	0.34
Net realized and unrealized gain (loss) on investments	0.64		1.47	2.75	(4.88)	0.69	1.68

Total from investment operations	0.81		1.76	3.03	(4.49)	1.11	2.02

Less Distributions:	(0.18)		(0.16)	(0.33)	(0.81)	(0.70)	(1.50)

Capital Contributions (Note 4):	—	(f)	—	—	—	—	—

Net Asset Value, end of period	$17.68		$17.05	$15.45	$12.75	$18.05	$17.64

Total Return(a)	4.77%		11.53%	24.14%	(25.94)%	6.32%	12.49%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,536.2		$3,523.9	$1,794.6	$693.5	$1,004.5	$473.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.95	%(e)	0.96%	0.99%	0.98%	0.97%	0.99%
Expenses Before Waivers and/or Expense Reimbursement	0.97	%(e)	0.98%	1.01%	0.98%	0.97%	0.99%
Net investment income	1.89	%(e)	1.84%	2.03%	2.50%	2.27%	2.15%
Portfolio turnover rate	23	%(d)	51%	55%	122%	88%	62%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.
(f)	Less than $0.005 per share.

	AST T. Rowe Price Global Bond Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,

			2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.03		$10.82	$11.21	$12.36	$11.57	$11.18

Income (Loss) From Investment Operations:
Net investment income	0.15		0.34	0.44	0.85	0.36	0.41
Net realized and unrealized gain (loss) on investments	0.32		0.25	0.78	(1.12)	0.75	0.27

Total from investment operations	0.47		0.59	1.22	(0.27)	1.11	0.68

Less Distributions:	(0.38)		(0.38)	(1.61)	(0.88)	(0.32)	(0.29)

Net Asset Value, end of period	$11.12		$11.03	$10.82	$11.21	$12.36	$11.57

Total Return(a)	4.22%		5.74%	12.12%	(2.44)%	9.65%	6.27%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$448.4		$421.5	$413.5	$269.1	$708.5	$507.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.98	%(d)	0.98%	0.99%	0.97%	0.93%	0.96%
Expenses Before Waivers and/or Expense Reimbursement	0.98	%(d)	0.98%	0.99%	0.97%	0.93%	0.96%
Net investment income	2.66	%(d)	2.89%	3.47%	4.17%	3.99%	3.64%
Portfolio turnover rate	37	%(c)	97%	93%	117%	120%	131%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C14

Financial Highlights

(Unaudited)

	AST T. Rowe Price Natural Resources Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010(c)	2009(c)	2008(c)	2007(c)	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.58		$18.84	$17.96	$38.84	$29.38	$27.55

Income (Loss) From Investment Operations:
Net investment income	0.04		0.12	0.14	0.22	0.27	0.25
Net realized and unrealized gain (loss) on investments	0.43		3.71	7.74	(17.80)	11.54	3.92

Total from investment operations	0.47		3.83	7.88	(17.58)	11.81	4.17

Less Distributions:	(0.12)		(0.09)	(7.00)	(3.30)	(2.35)	(2.34)

Net Asset Value, end of period	$22.93		$22.58	$18.84	$17.96	$38.84	$29.38

Total Return(a)	2.09%		20.45%	49.35%	(49.98)%	40.51%	15.87%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$931.1		$988.4	$652.5	$271.7	$1,054.3	$590.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.02	%(e)	1.03%	1.05%	1.02%	1.00%	1.03%
Expenses Before Waivers and/or Expense Reimbursement	1.03	%(e)	1.04%	1.05%	1.02%	1.00%	1.03%
Net investment income	0.26	%(e)	0.65%	0.82%	0.65%	0.76%	0.95%
Portfolio turnover rate	22	%(d)	38%	24%	46%	31%	28%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the year.
(d)	Not annualized.
(e)	Annualized.

	AST Wellington Management Hedged Equity Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009(c)	2008(c)	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.34		$8.19	$6.47	$12.60	$11.55	$10.01

Income (Loss) From Investment Operations:
Net investment income	0.01		0.03	0.08	0.09	0.05	0.02
Net realized and unrealized gain (loss) on investments	0.42		1.16	1.74	(4.95)	1.09	1.52

Total from investment operations	0.43		1.19	1.82	(4.86)	1.14	1.54

Less Distributions:	(0.03)		(0.04)	(0.10)	(1.27)	(0.09)	—

Net Asset Value, end of period	$9.74		$9.34	$8.19	$6.47	$12.60	$11.55

Total Return(a)	4.60%		14.63%	28.43%	(42.33)%	9.84%	15.38%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$525.1		$482.5	$443.6	$135.3	$573.2	$378.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.52	%(e)	0.18%	0.21%	0.20%	0.18%	0.20%
Expenses Before Waivers and/or Expense Reimbursement	0.52	%(e)	0.18%	0.21%	0.20%	0.18%	0.20%
Net investment income	0.25	%(e)	0.34%	0.95%	0.86%	0.48%	0.33%
Portfolio turnover rate	128	%(d)	48%	53%	77%	41%	35%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the year.
(d)	Not annualized.
(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C15

Financial Highlights

(Unaudited)

	AST Western Asset Core Plus Bond Portfolio
	Six Months Ended June 30, 2011(f)		Year Ended December 31,			November 20, 2007(e) through December 31, 2007(f)
			2010(f)	2009(f)	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.51		$9.98	$9.45	$10.00	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.16		0.32	0.36	0.51	0.03
Net realized and unrealized gain (loss) on investments	0.12		0.45	0.71	(1.04)	(0.03)

Total from investment operations	0.28		0.77	1.07	(0.53)	—

Less Distributions:	(0.43)		(0.24)	(0.54)	(0.02)	—

Net Asset Value, end of period	$10.36		$10.51	$9.98	$9.45	$10.00

Total Return(a)	2.65%		7.80%	11.75%	(5.31)%	0.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,176.8		$3,049.4	$1,719.0	$772.9	$692.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.80	%(d)	0.80%	0.82%	0.82%	0.91	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.83	%(d)	0.83%	0.83%	0.82%	0.91	%(d)
Net investment income	2.96	%(d)	3.11%	3.66%	4.57%	4.54	%(d)
Portfolio turnover rate	335	%(c)	612%	334%	645%	5	%(c)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C16

Advanced Series Trust

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of Advanced Series Trust (the “Trust”) consists of ten individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Governance Committee and the Compliance Committee. The Board has also established a new standing committee, the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Renewal of Existing Management & Subadvisory Agreements:

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC and AST Investment Services, Inc. (together with Prudential Investments LLC, collectively referred to herein as “PI”) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-17, 2011 and approved the renewal of the agreements through July 31, 2012, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and its shareholders.1

In advance of the meetings, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the June 15-17, 2011 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

1The Board did not consider or renew the management or subadvisory agreements at the June 2011 meetings with respect to the new Portfolios listed below, because each new Portfolio commenced operations in 2011, and the Board had previously approved new management and subadvisory agreements for these Portfolios during 2010 or earlier in 2011 for an initial period of two years. The Board noted that it would consider the renewal of the agreements as part of its annual review of the Trust’s advisory agreements in 2012.

•	AST Bond Portfolio 2022

•	AST BlackRock Global Strategies Portfolio

The Board did not consider or renew the management or subadvisory agreements at the June 2011 meetings with respect to the AST Wellington Management Hedged Equity Portfolio because it had previously approved an amended management agreement and new subadvisory agreement for the Portfolio for an initial period of two years. The Board noted that it would consider the renewal of the agreements as part of its annual review of the Trust’s advisory agreements in 2012.

1

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”) and Quantitative Management Associates LLC (“QMA”), which serve as subadvisers to certain of the Portfolios, are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

2

Economies of Scale

The Board noted that the management fee schedule for the Portfolios of the Trust generally does not contain breakpoints that would reduce the fee rate on assets above specified levels, with the exception of the AST JP Morgan International Equity Portfolio and each of the AST Bond Portfolios (AST Bond Portfolios 2015, 2016, 2017, 2018, 2019, 2020, 2021, 2022). The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints is acceptable at this time. In response to a request from the Board, management agreed to further study economies of scale and breakpoints and provide a report at a future Board meeting.

With respect to the AST JP Morgan International Equity Portfolio and the AST Bond Portfolios, the Board noted that the management fee schedule for each Portfolio includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at their current level of assets the Portfolios’ effective fee rates reflected some of those rate reductions.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions that may be received by affiliates of PI, fees received by affiliates of PI for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2010, except as otherwise noted below.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2010. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc., (“Lipper”) an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In connection with its consideration of Portfolio expenses, the Board considered and accepted PI’s proposals to modify or eliminate existing management fee waivers and/or expense caps for selected Portfolios, to adjust expense ratios for selected Portfolios, as well as to institute new waivers or expense caps for selected Portfolios, as is specifically noted below.

3

In addition, the Board considered and accepted PI’s proposal to increase the existing tiered Administrative Service Fee waiver for the Portfolios, pursuant to which PI agreed to waive a portion of the 0.10% Administrative Services Fee paid by each Portfolio based on the average daily net assets of each Portfolio, as follows: for a Portfolio’s average daily net assets of $300 million and below: no waiver is applicable; for a Portfolio’s average daily net assets over $300 million up to and including $500 million, the Administrative Fee is reduced to 0.08%; for a Portfolio’s average daily net assets over $500 million up to and including $750 million, the Administrative Fee is reduced to 0.07%; and for a Portfolio’s average daily net assets over $750 million, the Administrative Fee is reduced to 0.06%. 2

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Bond Portfolio 2015
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	----	----	----
Actual Management Fees: Fourth Quartile
Net Total Expenses: Third Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.
•

The Board considered that the Portfolio’s performance closely tracked that of the Barclays Capital Target Maturity Zero Coupon Swaps 2015 Index. The Board noted PI’s belief that this index provides an appropriate basis for performance comparisons because it best represented the duration and credit profile of the Portfolio’s assets, but meant that the Portfolio’s performance could deviate from its benchmark index and its Peer Universe.

•	The Board accepted PI’s recommendation to continue the existing contractual cap on net total Portfolio expenses of 1.00%
•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2016
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	----	----	----
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.
•

The Board considered that the Portfolio’s performance closely tracked that of the Barclays Capital Target Maturity Zero Coupon Swaps 2016 Index. The Board noted PI’s belief that this index provides an appropriate basis for performance comparisons because it best represented the duration and credit profile of the Portfolio’s assets, but meant that the Portfolio’s performance could deviate from its benchmark index and its Peer Universe.

•	The Board accepted PI’s recommendation to continue the existing contractual cap on net total Portfolio expenses of 1.00%

[2]

Previously, the Administrative Fee waiver was tiered as follows: for a Portfolio’s average daily net assets of $500 million and below: no waiver; for a Portfolio’s average daily net assets over $500 million up to and including $750 million, the Administrative Fee was reduced to 0.09%; for a Portfolio’s average daily net assets over $750 million up to and including $1 billion, the Administrative Fee was reduced to 0.08%; and for a Portfolio’s average daily net assets over $1 billion, the Administrative Fee was reduced to 0.07%.

4

•	The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was primarily attributable to its fourth quartile rankings for transfer agent expenses.
•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2017
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: Third Quartile
Net Total Expenses: Second Quartile
•	The Board noted that because the Portfolio commenced operations during 2010, it did not yet have a sufficient performance record for evaluation.
•	The Board accepted PI’s recommendation to continue the existing contractual cap on net total Portfolio expenses of 1.00%.
•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2018
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	-----	-----	-----
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.
•

The Board considered that the Portfolio’s performance closely tracked that of the Barclays Capital Target Maturity Zero Coupon Swaps 2018 Index. The Board noted PI’s belief that this index provides an appropriate basis for performance comparisons because it best represented the duration and credit profile of the Portfolio’s assets, but meant that the Portfolio’s performance could deviate from its benchmark index and its Peer Universe.

•	The Board accepted PI’s recommendation to continue the existing contractual cap on net total Portfolio expenses of 1.00%.
•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2019
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	-----	-----	-----
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.
•

The Board considered that the Portfolio’s performance closely tracked that of the Barclays Capital Target Maturity Zero Coupon Swaps 2019 Index. The Board noted PI’s belief that this index provides an appropriate basis for performance comparisons because it best represented the duration and credit profile of the Portfolio’s assets, but meant that the Portfolio’s performance could deviate from its benchmark index and its Peer Universe.

•	The Board accepted PI’s recommendation to continue the existing contractual cap on net total Portfolio expenses of 1.00%.
•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

5

AST Bond Portfolio 2020
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	----	----	----
Actual Management Fees: Third Quartile
Net Total Expenses: Second Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.
•

The Board considered that the Portfolio’s performance closely tracked that of the Barclays Capital Target Maturity Zero Coupon Swaps 2020 Index. The Board noted PI’s belief that this index provides an appropriate basis for performance comparisons because it best represented the duration and credit profile of the Portfolio’s assets, but meant that the Portfolio’s performance could deviate from its benchmark index and its Peer Universe.

•	The Board accepted PI’s recommendation to continue the existing contractual cap on net total Portfolio expenses of 1.00%.
•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2021
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: Second Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that because the Portfolio commenced operations during 2010, it did not yet have a sufficient performance record for evaluation.
•

The Board accepted PI’s recommendation to continue the existing contractual cap on net total Portfolio expenses of 1.00%. The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Cohen & Steers Realty Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over all periods.
•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST FI Pyramis® Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	-----	-----
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the one- and three-year period.

6

•

The Board noted that during 2009 it had approved Pyramis Global Advisors as the Portfolio’s new subadviser, and also approved changes in the Portfolio’s investment objective and various non-fundamental investment policies.

•

The Board further noted that because Pyramis assumed responsibility for managing the Portfolio in March 2010, the historical performance of the Portfolio did not reflect the current operation of the Portfolio.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for transfer agent and custodian expenses and other non-management expenses.

•

The Board concluded that it was reasonable to continue to evaluate performance and allow the subadviser to develop a performance record against which performance could be measured, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST First Trust Balanced Target Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Fourth Quartile	-----	-----
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board considered that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-year period.
•	The Board concurred with PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.93% in light of the Portfolio’s improved performance.
•	The Board accepted PI’s recommendation to implement a voluntary waiver of 0.02% of its management fee on assets over $4 billion.
•	The Board concluded that, in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST First Trust Capital Appreciation Target Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Fourth Quartile	-----	-----
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board considered that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-year period.
•	The Board concurred with PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.91% in light of the Portfolio’s improved performance.
•	The Board accepted PI’s recommendation to implement a voluntary waiver of 0.02% of its management fee on assets over $4 billion.
•	The Board concluded that, in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Global Real Estate Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	----	----	----
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

7

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.
•	The Board concluded that, due to the Portfolio’s relatively recent inception date, the Portfolio did not yet have a longer-term performance track record to evaluate.
•	The Board concluded that it was reasonable to renew the agreements to continue to permit the subadviser to establish a performance record against which it could be evaluated.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST High Yield Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Fourth Quartile	Fourth Quartile	Fourth Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•

The Board noted that in August 2010 Prudential Investment Management, Inc. (PIM) and J.P. Morgan Investment Management, Inc. replaced the Portfolio’s existing subadviser, and as a result the Portfolio’s historical performance did not reflect the current operation of the Portfolio.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Fourth Quartile	Third Quartile	Fourth Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board considered that the Portfolio outperformed its benchmark index over the one- and five-year periods, though it underperformed its benchmark index over the three- and ten-year periods.
•

The Board noted PI’s explanation that the Portfolio’s peer group underperformance was largely attributable to performance during 2006 and 2008, when the growth investment style utilized by one of the Portfolio’s subadvisers, William Blair, was out of favor, however, the Board noted PI’s assertion that the Portfolio’s subsequent performance had improved.

•	The Board noted that the Portfolio’s performance had shown recent improvement, with the Portfolio ranking in the second quartile and outperforming its benchmark index for the one-year period.
•

The Board concurred with PI’s recommendation to lower the existing voluntary cap on net total Portfolio expenses from 1.06% to 1.00%, to align the Portfolio’s expenses with the expenses of its peers in the third quartile.

•	The Board concluded that, in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	Third Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

8

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods, though it underperformed its benchmark index over the ten-year period.
•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the
•	Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST JPMorgan International Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Second Quartile	Third Quartile	Third Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile
•	The Board considered that the Portfolio outperformed its benchmark index during the one-, three- and five-year periods, though it underperformed its benchmark index over the ten-year period.
•	The Board concluded that, in light of the Portfolio’s competitive performance vis-à-vis its benchmark index, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST JPMorgan Strategic Opportunities Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Second Quartile	Second Quartile	Fourth Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•

The Board noted that during 2009 it had approved J.P. Morgan as the Portfolio’s new subadviser, and also approved changes in the Portfolio’s investment objective and various non-fundamental investment policies.

•

The Board further noted that because J.P. Morgan assumed responsibility for managing the Portfolio in March 2010, the historical performance of the Portfolio did not reflect the current operation of the Portfolio.

•

The Board concluded that it was reasonable to continue to evaluate performance and allow the subadviser to develop a performance record against which performance could be measured, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Lord Abbett Core Fixed-Income Portfolio (formerly, AST Lord Abbett Bond-Debenture Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Fourth Quartile	Third Quartile	Fourth Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the third-, five-, and ten-year period.
•

The Board noted that in April 2011 the Portfolio implemented a new core fixed-income strategy, together with corresponding changes to the Portfolio’s benchmark index and investment policies. Consequently, the Board noted that the Portfolio’s historical performance did not reflect the current operation of the Portfolio.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

9

AST MFS Global Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over all periods.
•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Parametric Emerging Markets Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	-------	------	-------
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.
•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST PIMCO Limited Maturity Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	First Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over all periods.
•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST PIMCO Total Return Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	Second Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over all periods.
•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for custodian expenses and other non-management expenses.

•	The Board accepted PI’s recommendation to voluntarily waive 0.01% of its management fee on Portfolio assets over $6 billion.
•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

10

AST QMA US Equity Alpha Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Fourth Quartile	Fourth Quartile	Third Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-, five- and ten-year periods.
•

The Board noted that because the Portfolio’s subadviser, investment policies and investment objectives changed in May 2008, most of the Portfolio’s historical performance record did not reflect the current management or operation of the Portfolio.

•

The Board noted that the Portfolio’s recent performance had shown improvement, observing that the Portfolio ranked in the first quartile for the one-year period, and ranked in the first quartile for the first quarter of 2011.

•

The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 1.00%. This was based, in part, on PI’s explanation that the Portfolio’s peer group consists entirely of enhanced index funds. PI noted that enhanced index funds generally have lower management fees than the Portfolio, which utilizes a 130/30 “shorting” strategy that entails added costs.

•	The Board concluded that, in light of the Portfolio’s recent improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Schroders Multi-Asset World Strategies Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	First Quartile	Second Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.
•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	Second Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over all periods.
•	The Board accepted PI’s recommendation to implement a voluntary waiver of 0.02% of its management fee on Portfolio assets over $.4.5 billion.
•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

11

AST T. Rowe Price Global Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Fourth Quartile	Third Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over all periods.
•

The Board noted PI’s explanation that the underperformance against its peer universe was primarily attributable to the fact that the Portfolio follows a diversified investment approach while the other funds included in the peer universe focus on emerging markets investments or investments in sovereign debt.

•	The Board accepted PI’s recommendation to institute a voluntary cap on net total Portfolio expenses of 0.93% to align the Portfolio’s expenses with the expenses of its peers in the third quartile.
•	The Board concluded that, in light of the Portfolio’s competitive performance vis-à-vis its benchmark index, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Natural Resources Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Third Quartile	Third Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index over all periods.
•	The Board concluded that, in light of the Portfolio’s competitive performance vis-à-vis its benchmark index, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Western Asset Core Plus Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	----	----
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile
•	The Board noted that the Portfolio outperformed its benchmark index for the one-year period, though it underperformed its benchmark index for the three-year period.
•

The Board noted PI’s explanation that the Portfolio’s underperformance results from the fact that it was launched in the midst of the financial crisis in 2008. PI also noted that the Portfolio had strong performance against its benchmark in 2009 and 2010.

•	The Board concluded that, in light of the Portfolio’s competitive performance vis-à-vis its benchmark index, it would be in the interest of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided

12

Approval of Amended Subadvisory Agreement

AST Lord Abbett Core Fixed-Income Portfolio: Approval of Amended Subadvisory Agreement

Approval of Amended Subadvisory Agreement

At a March 2-3, 2011 meeting of the Board, including all of the Independent Trustees, the Board considered and approved an amended subadvisory agreement with Lord Abbett & Co. LLC (“Lord Abbett” or the “Subadviser”) in connection with proposed changes to the investment strategy of the AST Lord Abbett Bond-Debenture Portfolio and the re-naming of the Portfolio as the AST Lord Abbett Core Fixed-Income Portfolio (the “Portfolio”).

In approving the agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Subadviser; any relevant comparable performance information; the fees proposed to be paid by the Prudential Investments LLC and AST Investment Services, Inc. (collectively, the “Manager”) to the Subadviser under the agreement; and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings on March 2-3, 2011. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreement.

The Trustees determined that the overall arrangements between the Manager and the Subadviser, which will serve as the Portfolio’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreement and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreement are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services that would be provided by Lord Abbett to the Portfolio under the amended subadvisory agreement. The Board considered, among other things, the background and experience of the portfolio managers for Lord Abbett. The Board also received information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to Lord Abbett in connection with the renewal of the subadvisory agreement at the June 23-25, 2010 meetings. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) regarding Lord Abbett. The Board concluded that, based on the nature of the proposed services to be rendered, the background information that it reviewed about Lord Abbett, and Lord Abbett’s existing service as the subadviser for the Portfolio, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by the Subadviser.

Performance

The Board received and considered information regarding Lord Abbett’s investment performance in managing pooled investment vehicles that use investment strategies similar to the one to be used by Portfolio. The Board concluded that it was satisfied with the performance record of the Subadviser.

Fee Rates

The Board considered the Manager’s proposed contractual management fee waiver that would result in a management fee equal to 0.70% of the Portfolio’s first $500 million of average daily net assets, 0.675% of the Portfolio’s average daily net assets between $500 million and $1 billion, and 0.65% of the Portfolio’s average daily net assets in excess of $1 billion to be paid by the

13

Fund to the Manager. The Board considered that the proposed contractual management fee waiver would last until June 30, 2014. The Board also considered the proposed subadvisory fees of 0.17% of the Portfolio’s first $250 million of average daily net assets, 0.15% of the Portfolio’s average daily net assets between $250 million and $1 billion, 0.13% of the Portfolio’s average daily net assets between $1 billion and $2 billion, and 0.12% of average daily net assets in excess of $2 billion to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the net management fee rate after application of the above described contractual fee waiver and the total expenses to the Lipper Universe. Based on the foregoing, the Board concluded that the proposed fees were reasonable.

Profitability

Because the Portfolio had not yet implemented the planned investment strategy changes, the Board noted that there was no relevant historical profitability information with respect to the Portfolio to be reviewed. The Board noted that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreements.

Economies of Scale

Because the Portfolio had not yet implemented the planned investment strategy changes, the Board noted that there was no relevant historical information regarding economies of scale with respect to the Portfolio to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Subadviser in connection with the Portfolio. The Board concluded that any potential benefits to be derived by the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with the annual renewal of advisory and subadvisory agreements.

***

After full consideration of these factors, the Board concluded that the approval of the amended subadvisory agreement was in the interests of the Portfolio.

Approval of New Agreements

AST BlackRock Global Strategies Portfolio: Approval of New Management & Subadvisory Agreements

Initial Approval of the Portfolio’s Advisory Agreements

As required by the 1940 Act, the Board considered the proposed management agreement with Prudential Investments LLC and AST Investment Services, Inc. (collectively, the “Manager”) and the proposed subadvisory agreement with BlackRock Financial Management, LLC (the “Subadviser”), with respect to the Portfolio prior to the Portfolio’s commencement of operations. The Board, including all of the Independent Trustees, met on December 15-16, 2010 and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Portfolio.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

14

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Manager and the Subadviser; any relevant comparable performance and the Subadviser’s qualifications and track record in serving other affiliated mutual funds; the fees proposed to be paid by the Portfolio to the Manager and by the Manager to the Subadviser under the agreements; and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings on December 15-16, 2010. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Portfolio.

The Trustees determined that the overall arrangements between the Portfolio and the Manager, which will serve as the

Portfolio’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Portfolio’s Subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 23-25, 2010 meetings in connection with the renewal of the management agreements between the Manager and the other Portfolios of the Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Portfolio. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of all the officers and non-management Trustees of the Portfolio. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Portfolio and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Portfolios of the Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Portfolio would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the June 23-25, 2010 meetings in connection with the renewal of the subadvisory agreements between the Manager and the Subadviser with respect to other Portfolios of the Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser. The Board determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Portfolio would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Portfolio had not yet commenced operations, no investment performance for the Portfolio existed for Board review. The Board did consider the Subadviser’s track record in managing other accounts. The Manager will provide information relating

15

to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 1.00% of the Portfolio’s average daily net assets to be paid by the Portfolio to the Manager and the proposed subadvisory fees of 0.50% of the Portfolio’s first $250 million of average daily net assets, 0.45% of the Portfolio’s average daily net assets between $250 million and $1 billion, 0.40% of average daily net assets between $1 billion and $2 billion, and 0.375% of average daily net assets in excess of $2 billion to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the Portfolio’s proposed management fee rate and total expenses to the Lipper Universe. The Board also considered that the Manager agreed to waive a portion of the management fee and/or reimburse certain expenses for the Portfolio so that its management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fee, underlying portfolio fees and expenses, and extraordinary expenses) will not exceed 1.08% of its average daily net assets through May 1, 2012, and that decision on whether to renew, modify, or discontinue this expense limitation after May 1, 2012 will be subject to review by the Manager and the Board. Based on the foregoing, the Board concluded that the proposed fees were reasonable.

Profitability

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information with respect to the Portfolio to be reviewed. The Board noted that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreements.

Economies of Scale

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the Portfolio to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Portfolios of the Funds, which are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

***

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interests of the Portfolio.

16

AST Bond Portfolio 2022: Approval of New Management & Subadvisory Agreement

Initial Approval of the Portfolio’s Advisory Agreements

As required by the 1940 Act, the Board considered the proposed management agreement with Prudential Investments LLC and AST Investment Services, Inc. (collectively, the “Manager”) and the proposed subadvisory agreement with Prudential Investment Management, Inc. (“PIM” or the “Subadviser”), with respect to the Portfolio prior to the Portfolio’s commencement of operations. The Board, including all of the Independent Trustees, met on September 28-29, 2010 and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Portfolio.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Manager and the Subadviser; any relevant comparable performance and the Subadviser’s qualifications and track record in serving other affiliated mutual funds; the fees proposed to be paid by the Portfolio to the Manager and by the Manager to the Subadviser under the agreements; and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings on September 28-29, 2010. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Portfolio.

The Trustees determined that the overall arrangements between the Portfolio and the Manager, which will serve as the Portfolio’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Portfolio’s Subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager in connection with the renewal of the management agreement at the June 23-25, 2010 meetings, and concluded that it was satisfied with the nature, quality and extent of services provided by the Manager under the management agreement covering the other Portfolios of the Trust. The Board determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the amended management agreement covering the New Portfolio would be similar in nature to those provided under the existing management agreement.

With respect to the Subadviser, the Board received and considered information regarding the nature and extent of services that would be provided to the New Portfolio under the new subadvisory agreement. The Manager also noted that PIM currently subadvises several other Prudential insurance funds, including several Prudential insurance funds that are substantially similar to the New Portfolio (collectively, the “Comparable Funds”).

With respect to the quality of services, the Board considered, among other things, the background and experience of the portfolio managers for the Subadviser. The Board also noted that it had received information pertaining to the background and experience of the portfolio managers for the Subadviser in connection with the renewal of the relevant subadvisory agreements for the Comparable Funds at the June 23-25, 2010 meetings. The Board also received information pertaining to the organizational

17

structure, senior management, investment operations, and other relevant information pertaining to the Subadviser in connection with the renewal of the relevant subadvisory agreements for the Comparable Funds at the June 23-25, 2010 meetings. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to the Subadviser’s management of the Comparable Funds. With respect to the Subadviser, the Board considered its experience and reputation in managing other funds with similar investment objectives and strategies.

The Board concluded that with respect to the Subadviser, based on the nature of the proposed services to be rendered and the background information that it reviewed about PIM, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the New Portfolio by the Subadviser.

Performance

Because the New Portfolio had not yet commenced operations, no investment performance for the New Portfolio existed for Board review. The Board, however, received and considered information regarding PIM’s investment performance in managing strategies similar to the ones used by the New Portfolio, including the Comparable Funds. The Board concluded that it was satisfied with the performance record of the Subadviser.

Fee Rates

The Board considered the proposed management fee rate to be paid by the New Portfolio to the Manager and the proposed subadvisory fee rate to be paid by the Manager to the Subadviser. The Board considered that the investment management fee rates and the subadvisory fee rates were the same as the rates in place for the Comparable Funds.

The Board considered that the estimated total operating expense ratio for the New Portfolio falls within the third quartile of Lipper’s variable annuity general bond universe. The Board considered the Manager’s assertion that the fees reflected the New Portfolio’s increased liquidity requirements compared to other funds within the applicable Lipper fund universe. The Board also noted that the fees would be reviewed in connection with the annual review of the investment advisory and subadvisory agreements and in light of the nature and quality of services provided to the New Portfolio by the Manager and PIM.

Profitability

Because the New Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information to be reviewed with respect to the New Portfolio. The Board noted however, that it had received and considered profitability information for the Comparable Funds in connection with the renewal of the relevant subadvisory agreements for the Comparable Funds at the June 23-25, 2010 meetings. The Board noted that it would review profitability information in connection with the annual approval of the investment advisory and subadvisory agreements for the New Portfolio.

Economies of Scale

The Board noted that the investment advisory and subadvisory fee schedules for the New Portfolios contained breakpoints that reduced the fee rate on assets above specified levels. The Board also noted that the advisory and subadvisory agreements for the Comparable Funds contained breakpoints that reduced the advisory and subadvisory fee rates on assets above specified levels. The Board also noted that it would consider economies of scale in connection with the annual approval review of advisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and PIM in connection with the New Portfolio. The Board concluded that any potential benefits to be derived by the Manager and PIM were similar to

18

benefits derived by the Manager and PIM in connection with their management of the other Trust Portfolios, including the Comparable Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by other subadvisers to the Trust, and that those benefits are reviewed on an annual basis. The Board noted that it also considered these factors in connection with the renewal of the relevant subadvisory agreements for the Comparable Funds at the June 23-25, 2010 meetings.

***

After full consideration of these factors, the Board concluded that the approval of the investment advisory and subadvisory agreements was in the interests of the Portfolio.

19

Results of Proxy Voting (Unaudited)

At a special meeting of shareholders held on February 25, 2011, shareholders of the Advanced Series Trust approved a proposal to elect Trustees.

The individuals listed in the table below were elected as Trustees of the Trust. All Trustees, with the exception of Ms. Austin, served as Trustees of the Trust prior to the shareholder meeting.

Trustee	Affirmative	Withhold

Susan Davenport Austin	11,407,544,331.204	252,394,106.333
Timothy S. Cronin	11,429,516,715.504	230,421,722.033
Saul K. Fenster	11,387,969,027.042	271,969,410.495
Delayne Dedrick Gold	11,399,017,389.383	260,921,048.154
Robert F. Gunia	11,425,442,438.560	234,495,998.977
W. Scott McDonald, Jr.	11,400,871,304.139	259,067,133.398
Thomas T. Mooney	11,415,572,581.179	244,365,856.358
Thomas M. O’Brien	11,423,822,775.925	236,115,661.612
Stephen Pelletier	11,426,867,007.199	233,071,430.338
F. Don Schwartz	11,390,852,948.878	269,085,488.659

At a special meeting of shareholders held on March 25, 2011, shareholders of the Advanced Series Trust approved a proposal to approve or disapprove a Plan of Reorganization of Advanced Series Trust (the “Plan of Reorganization”) on behalf of the AST Neuberger Berman Small-Cap Growth Portfolio (the “Target Portfolio”) and the AST Federated Aggressive Growth Portfolio (the “Acquiring Portfolio”) and the transactions contemplated thereby, including (i) the transfer of all of the assets of the Target Portfolio to the Acquiring Portfolio and the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio in exchange for full and fractional shares of the Acquiring Portfolio (the “Acquiring Portfolio Shares”) , (ii) the distribution of Acquiring Portfolio Shares to the shareholders of the Target Portfolio according to their respective interests in complete liquidation of the Target Portfolio, and (iii) the dissolution of the Target Portfolio as soon as practicable after the Closing (as defined in the Plan of Reorganization), all upon and subject to the terms of the Plan of Reorganization.

	No. of Shares	% of Outstanding Shares
Affirmative	14,192,233.868	90.511%
Against	547,364.360	3.491%
Abstain	940,463.573	5.998%

At a special meeting of shareholders held on March 30, 2011, shareholders of the Advanced Series Trust approved a proposal to approve an increase in the investment management fee rate paid to Prudential Investments LLC and AST Investment Services, Inc. by the AST Aggressive Asset Allocation Portfolio (to be renamed the AST Wellington Management Hedged Equity Portfolio)

	No. of Shares	% of Outstanding Shares
Affirmative	34,473,268.454	66.309%
Against	15,631,679.827	30.067%
Abstain	1,884,123.348	3.624%

The Prudential Insurance Company of America
751 Broad Street
Newark, NJ 07102-3777

PRESORTED
BOUND PRINTED MATTER
U.S. POSTAGE
PAID
DWIGHT, IL
PERMIT NO. 3

Life insurance and annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

To reduce costs, we may send a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877) 778-5008, you can revoke, or "opt out," of householding at any time.

Prudential Investments, Prudential, Prudential Financial, Prudential Annuities, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To learn more about Prudential Financial, go to www.prudential.com, or scan the code below.

AST 1B

Prudential

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

                applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Advanced Series Trust

By:	/s/Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephen Pelletier
Stephen Pelletier
President and Principal Executive Officer

Date:	August 16, 2011

By:	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	August 16, 2011